SunAmerica Series Trust

SA AB Growth Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2019 —

(unaudited)

Security Description	Shares	Value (Note 1)
COMMON STOCKS — 91.6%
Applications Software — 6.8%
Microsoft Corp.	758,520	$108,749,012

Athletic Footwear — 2.6%
NIKE, Inc., Class B	461,910	41,364,041

Beverages-Non-alcoholic — 3.4%
Monster Beverage Corp.†	981,694	55,102,484

Beverages-Wine/Spirits — 0.5%
Constellation Brands, Inc., Class A	44,620	8,492,525

Coatings/Paint — 2.2%
Sherwin-Williams Co.	60,890	34,848,565

Commercial Services-Finance — 3.1%
Euronet Worldwide, Inc.†	2,997	419,790
PayPal Holdings, Inc.†	400,430	41,684,763
S&P Global, Inc.	30,810	7,948,672

		50,053,225

Computer Aided Design — 0.1%
ANSYS, Inc.†	4,069	895,790

Computers — 0.9%
Apple, Inc.	60,940	15,159,434

Dental Supplies & Equipment — 0.8%
Align Technology, Inc.†	49,480	12,483,309

Distribution/Wholesale — 1.3%
Copart, Inc.†	247,198	20,428,443

Diversified Manufacturing Operations — 0.4%
A.O. Smith Corp.	119,474	5,935,468

E-Commerce/Products — 0.1%
Etsy, Inc.†	20,496	911,867

E-Commerce/Services — 2.9%
Booking Holdings, Inc.†	22,690	46,486,591

Electric Products-Misc. — 0.7%
AMETEK, Inc.	126,200	11,566,230

Electronic Components-Semiconductors — 2.2%
IPG Photonics Corp.†	51,465	6,910,720
Texas Instruments, Inc.	60,950	7,191,491
Xilinx, Inc.	232,872	21,130,805

		35,233,016

Electronic Connectors — 0.4%
Amphenol Corp., Class A	63,380	6,358,915

Electronic Forms — 1.6%
Adobe, Inc.†	90,620	25,186,017

Electronic Security Devices — 1.7%
Allegion PLC	244,280	28,346,251

Enterprise Software/Service — 1.0%
Paycom Software, Inc.†	28,859	6,104,544
Tyler Technologies, Inc.†	24,870	6,678,092
Veeva Systems, Inc., Class A†	23,844	3,381,795

		16,164,431

Entertainment Software — 1.8%
Electronic Arts, Inc.†	305,068	29,408,555

Finance-Credit Card — 4.9%
Visa, Inc., Class A	445,150	79,619,529

Industrial Automated/Robotic — 0.4%
Cognex Corp.	123,380	6,352,836

Instruments-Controls — 0.4%
Mettler-Toledo International, Inc.†	8,780	6,189,373

Internet Content-Entertainment — 5.6%
Facebook, Inc., Class A†	474,630	90,962,840

Machinery-General Industrial — 2.0%
IDEX Corp.	51,450	8,002,018
Roper Technologies, Inc.	70,880	23,883,725

		31,885,743

Medical Instruments — 5.5%
Edwards Lifesciences Corp.†	160,410	38,238,536
Intuitive Surgical, Inc.†	91,969	50,854,258

		89,092,794

Medical Products — 2.1%
ABIOMED, Inc.†	50,920	10,569,974
Stryker Corp.	109,444	23,669,454

		34,239,428

Medical-Biomedical/Gene — 7.2%
Illumina, Inc.†	75,150	22,208,328
Regeneron Pharmaceuticals, Inc.†	116,106	35,560,946
Vertex Pharmaceuticals, Inc.†	295,114	57,688,885

		115,458,159

Medical-Drugs — 3.9%
Zoetis, Inc.	487,810	62,400,655

Medical-HMO — 5.1%
UnitedHealth Group, Inc.	323,870	81,841,949

Networking Products — 1.4%
Arista Networks, Inc.†	91,233	22,312,855

Retail-Apparel/Shoe — 1.5%
Burlington Stores, Inc.†	122,756	23,590,021

Retail-Building Products — 3.3%
Home Depot, Inc.	225,850	52,979,893

Retail-Discount — 2.5%
Costco Wholesale Corp.	135,430	40,237,607

Retail-Major Department Stores — 1.4%
TJX Cos., Inc.	382,650	22,059,773

Retail-Perfume & Cosmetics — 1.2%
Ulta Beauty, Inc.†	86,133	20,081,909

Retail-Restaurants — 0.6%
Domino’s Pizza, Inc.	34,190	9,286,688

Semiconductor Equipment — 0.4%
ASML Holding NV	24,290	6,363,251

Web Portals/ISP — 7.7%
Alphabet, Inc., Class C†	98,610	124,259,447

TOTAL INVESTMENTS (cost $1,195,675,875)	91.6%	1,472,388,919
Other assets less liabilities	8.4	134,560,161

NET ASSETS	100.0%	$1,606,949,080

†	Non-income producing security

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2019 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$1,472,388,919	$—	$—	$1,472,388,919

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA AB Small & Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2019

(unaudited)

Security Description	Shares	Value (Note 1)

COMMON STOCKS — 99.3%
Aerospace/Defense-Equipment — 1.1%
AAR Corp.	128,910	$5,381,992

Airlines — 3.6%
Alaska Air Group, Inc.	115,443	8,015,207
Hawaiian Holdings, Inc.	171,360	4,902,610
SkyWest, Inc.	82,664	4,922,641

		17,840,458

Apparel Manufacturers — 0.7%
Capri Holdings, Ltd.†	106,060	3,295,284

Applications Software — 1.5%
Cerence, Inc.†	50,998	790,469
Nuance Communications, Inc.†	407,985	6,658,315

		7,448,784

Auto/Truck Parts & Equipment-Original — 2.8%
Cooper-Standard Holdings, Inc.†	84,408	2,689,239
Dana, Inc.	355,761	5,774,001
Lear Corp.	43,325	5,102,385

		13,565,625

Banks-Commercial — 8.9%
Associated Banc-Corp.	299,195	6,016,811
BankUnited, Inc.	207,425	7,114,678
Synovus Financial Corp.	182,011	6,164,713
Texas Capital Bancshares, Inc.†	95,582	5,167,163
Umpqua Holdings Corp.	367,614	5,815,653
Webster Financial Corp.	113,680	5,013,288
Zions Bancorp NA	169,376	8,209,655

		43,501,961

Banks-Super Regional — 1.1%
Comerica, Inc.	86,030	5,628,083

Batteries/Battery Systems — 1.1%
EnerSys	80,043	5,351,675

Beverages-Non-alcoholic — 1.1%
Cott Corp.	429,280	5,516,248

Building Products-Doors & Windows — 1.3%
Masonite International Corp.†	104,180	6,397,694

Building-Heavy Construction — 0.7%
Tutor Perini Corp.†	210,870	3,262,159

Building-Residential/Commercial — 2.6%
Lennar Corp., Class A	104,436	6,224,386
Taylor Morrison Home Corp., Class A†	269,801	6,758,515

		12,982,901

Chemicals-Diversified — 1.6%
Orion Engineered Carbons SA	231,445	3,832,729
Westlake Chemical Corp.	64,066	4,048,331

		7,881,060

Circuit Boards — 0.9%
TTM Technologies, Inc.†	368,231	4,311,985

Commercial Services — 1.3%
Quanta Services, Inc.	150,555	6,330,838

Computer Services — 2.3%
Amdocs, Ltd.	100,830	6,574,116
Genpact, Ltd.	117,489	4,602,044

		11,176,160

Computers-Integrated Systems — 2.4%
NCR Corp.†	230,506	6,733,080
NetScout Systems, Inc.†	200,100	4,846,422

		11,579,502

Containers-Paper/Plastic — 2.0%
Graphic Packaging Holding Co.	338,332	5,298,279
Sealed Air Corp.	111,207	4,645,117

		9,943,396

Data Processing/Management — 1.2%
CommVault Systems, Inc.†	118,189	5,870,448

E-Marketing/Info — 0.7%
Criteo SA ADR†	205,029	3,423,984

Electric-Integrated — 3.5%
Alliant Energy Corp.	146,566	7,817,831
Black Hills Corp.	58,406	4,604,145
PNM Resources, Inc.	87,074	4,540,909

		16,962,885

Electronic Components-Misc. — 0.1%
Vishay Intertechnology, Inc.	31,995	644,699

Electronic Parts Distribution — 0.5%
Avnet, Inc.	64,888	2,566,969

Enterprise Software/Service — 1.0%
Verint Systems, Inc.†	113,312	5,143,232

Finance-Consumer Loans — 0.8%
OneMain Holdings, Inc.	102,537	4,101,480

Food-Misc./Diversified — 2.6%
Hain Celestial Group, Inc.†	248,396	5,872,082
Nomad Foods, Ltd.†	351,569	6,859,111

		12,731,193

Food-Wholesale/Distribution — 1.6%
US Foods Holding Corp.†	202,856	8,047,298

Footwear & Related Apparel — 0.8%
Skechers U.S.A., Inc., Class A†	106,168	3,967,498

Gas-Distribution — 0.7%
Southwest Gas Holdings, Inc.	39,060	3,409,938

Golf — 0.9%
Callaway Golf Co.	207,309	4,191,788

Insurance-Multi-line — 3.2%
American Financial Group, Inc.	60,318	6,275,485
Kemper Corp.	67,481	4,850,534
Old Republic International Corp.	211,830	4,732,282

		15,858,301

Insurance-Property/Casualty — 2.5%
First American Financial Corp.	74,956	4,630,782
Hanover Insurance Group, Inc.	29,960	3,946,031
Selective Insurance Group, Inc.	56,060	3,874,867

		12,451,680

Insurance-Reinsurance — 4.4%
Essent Group, Ltd.	108,920	5,673,643
Everest Re Group, Ltd.	27,773	7,140,161
Reinsurance Group of America, Inc.	54,033	8,778,741

		21,592,545

Machine Tools & Related Products — 0.9%
Kennametal, Inc.	136,461	4,223,468

Machinery-Construction & Mining — 0.8%
Terex Corp.	136,490	3,760,299

Machinery-Electrical — 0.6%
Regal Beloit Corp.	43,141	3,194,591

Medical Labs & Testing Services — 1.1%
ICON PLC†	35,717	5,246,827

Medical-HMO — 1.1%
Molina Healthcare, Inc.†	44,842	5,275,213

Metal-Aluminum — 0.7%
Alcoa Corp.†	159,116	3,308,022

Oil Companies-Exploration & Production — 1.3%
Cimarex Energy Co.	32,377	1,366,957
Oasis Petroleum, Inc.†	548,380	1,431,272
QEP Resources, Inc.	526,082	1,751,853
SM Energy Co.	214,260	1,679,798

		6,229,880

Oil Field Machinery & Equipment — 0.7%
Dril-Quip, Inc.†	86,448	3,546,097

Oil-Field Services — 1.9%
MRC Global, Inc.†	269,083	3,056,783
Oil States International, Inc.†	186,190	2,656,931
Patterson-UTI Energy, Inc.	313,272	2,606,423
RPC, Inc.	271,990	1,126,039

		9,446,176

Publishing-Books — 0.5%
Houghton Mifflin Harcourt Co.†	350,951	2,267,143

Real Estate Investment Trusts — 14.1%
American Campus Communities, Inc.	141,756	7,084,965
Americold Realty Trust	143,226	5,741,930
Camden Property Trust	65,730	7,517,540
Cousins Properties, Inc.	155,262	6,230,664
CubeSmart	227,618	7,215,491
Easterly Government Properties, Inc.	204,370	4,561,538
Empire State Realty Trust, Inc., Class A	361,536	5,231,426
MGM Growth Properties LLC, Class A	206,328	6,439,497
Park Hotels & Resorts, Inc.	203,852	4,739,559
STAG Industrial, Inc.	238,439	7,401,146
Sun Communities, Inc.	43,418	7,061,938

		69,225,694

Recreational Vehicles — 1.3%
Brunswick Corp.	106,309	6,191,436

Retail-Apparel/Shoe — 0.8%
Foot Locker, Inc.	89,750	3,905,022

Retail-Arts & Crafts — 0.5%
Michaels Cos., Inc.†	297,450	2,596,738

Retail-Jewelry — 0.4%
Signet Jewelers, Ltd.	114,039	1,829,186

Retail-Restaurants — 2.2%
Bloomin’ Brands, Inc.	259,153	5,133,821
Papa John’s International, Inc.	98,752	5,781,930

		10,915,751

Rubber/Plastic Products — 0.8%
Trinseo SA	97,430	4,140,775

Savings & Loans/Thrifts — 1.2%
Sterling Bancorp	295,290	5,802,448

Semiconductor Components-Integrated Circuits — 2.0%
Cypress Semiconductor Corp.	233,487	5,433,243
MaxLinear, Inc.†	220,142	4,173,892

		9,607,135

Semiconductor Equipment — 1.1%
Kulicke & Soffa Industries, Inc.	234,530	5,568,915

Steel-Producers — 0.9%
Carpenter Technology Corp.	95,098	4,661,704

Television — 0.5%
Sinclair Broadcast Group, Inc., Class A	62,560	2,492,390

Transport-Services — 0.7%
Hub Group, Inc., Class A†	72,897	3,338,683

Transport-Truck — 0.8%
Knight-Swift Transportation Holdings, Inc.	104,747	3,819,076

Wire & Cable Products — 0.9%
Belden, Inc.	82,197	4,215,062

TOTAL INVESTMENTS (cost $485,946,309)	99.3%	487,167,474
Other assets less liabilities	0.7	3,466,967

NET ASSETS	100.0%	$490,634,441

†	Non-income producing security

ADR — American Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2019 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$487,167,474	$—	$—	$487,167,474

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Blackrock VCP Global Multi Asset Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2019 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS — 33.8%
Australia — 1.1%
Adelaide Brighton, Ltd.	$10,558	$22,417
AGL Energy, Ltd.	35,223	480,278
ALS, Ltd.	2,029	11,287
Altium,, Ltd.	2,749	60,982
Ansell, Ltd.	2,750	52,322
APA Group	2,581	20,728
Aristocrat Leisure, Ltd.	50,770	1,106,646
ASX, Ltd.	124	7,037
Aurizon Holdings, Ltd.	12,395	50,413
AusNet Services	58,571	74,695
Australia & New Zealand Banking Group, Ltd.	23,658	436,093
Bendigo & Adelaide Bank, Ltd.	184	1,351
BHP Group, Ltd.	48,196	1,194,400
BlueScope Steel, Ltd.	2,502	22,991
Caltex Australia, Ltd.	37	696
CIMIC Group, Ltd.	5,076	115,507
Coca-Cola Amatil, Ltd.	2,433	17,023
Cochlear, Ltd.	2,598	378,854
Commonwealth Bank of Australia	3,957	214,565
CSL, Ltd.	2,950	520,658
Dexus	4,454	36,752
Domino’s Pizza Enterprises, Ltd.	1,163	40,895
Flight Centre Travel Group, Ltd.	262	7,692
Fortescue Metals Group, Ltd.	30,198	185,479
Goodman Group	6,991	69,349
GPT Group	7,904	32,419
Harvey Norman Holdings, Ltd.	2,809	7,920
IDP Education, Ltd.	5,935	72,825
Insurance Australia Group, Ltd.	3,237	17,718
JB Hi-Fi, Ltd.	577	14,733
Macquarie Group, Ltd.	10,112	933,517
Magellan Financial Group, Ltd.	1,785	59,273
Medibank Private, Ltd.	13,536	31,539
Mirvac Group	16,274	36,011
National Australia Bank, Ltd.	4,998	98,572
Orica, Ltd.	3,597	56,783
Qantas Airways, Ltd.	11,011	48,655
QBE Insurance Group, Ltd.	21,488	186,641
Ramsay Health Care, Ltd.	319	15,061
REA Group, Ltd.	1,109	83,016
Rio Tinto, Ltd.	2,548	159,627
Santos, Ltd.	1,289	7,215
Scentre Group	145,896	385,196
SEEK, Ltd.	14,162	221,415
Sonic Healthcare, Ltd.	6,373	125,383
South32, Ltd.	29,329	51,556
Spark Infrastructure Group	7,999	11,138
Stockland	10,661	35,937
Suncorp Group, Ltd.	2,228	20,657
Sydney Airport	11,504	69,628
Telstra Corp., Ltd.	17,365	41,777
Transurban Group	4,505	46,086
Treasury Wine Estates, Ltd.	5,013	60,717
Vicinity Centres	20,999	38,650
Washington H. Soul Pattinson & Co., Ltd.	509	7,621
Westpac Banking Corp.	16,778	326,274
Woodside Petroleum, Ltd.	14,331	318,106
Woolworths Group, Ltd.	11,716	301,412

		9,052,188

Austria — 0.0%
ANDRITZ AG	2,465	110,738
Verbund AG	267	14,443
Wienerberger AG	4,231	114,384

		239,565

Belgium — 0.2%
Ageas	882	50,798
Anheuser-Busch InBev SA	1,156	92,880
Colruyt SA	1,312	72,930
Groupe Bruxelles Lambert SA	4,982	499,967
KBC Group NV	86	6,031
Proximus SADP	614	18,852
UCB SA	14,522	1,170,351

		1,911,809

Bermuda — 0.1%
Athene Holding, Ltd., Class A†	697	30,215
Essent Group, Ltd.	521	27,139
Hongkong Land Holdings, Ltd.	27,400	150,700
IHS Markit, Ltd.†	276	19,326
Invesco, Ltd.	9,408	158,243
Jardine Matheson Holdings, Ltd.	3,900	222,768
Jardine Strategic Holdings, Ltd.	7,080	228,896
Kerry Properties, Ltd.	3,000	9,724
Marvell Technology Group, Ltd.	1,920	46,829
NWS Holdings, Ltd.	21,608	32,208
Yue Yuen Industrial Holdings, Ltd.	2,500	7,051

		933,099

British Virgin Islands — 0.0%
Capri Holdings, Ltd.†	631	19,605

Canada — 1.4%
Atco, Ltd., Class I	403	14,167
Bank of Montreal	10,056	744,408
Bank of Nova Scotia	6,929	397,401
Bausch Health Cos, Inc.†	1,671	41,537
BCE, Inc.	22,245	1,055,248
Brookfield Asset Management, Inc., Class A	2,174	120,213
CAE, Inc.	1,218	30,545
Canadian Imperial Bank of Commerce	1,803	153,743
Canadian National Railway Co.	2,170	194,082

Canadian Natural Resources, Ltd.	1,891	47,681
Canadian Pacific Railway, Ltd.	637	144,854
Canadian Tire Corp., Ltd., Class A	961	103,601
Canadian Utilities, Ltd., Class A	1,284	37,445
Capital Power Corp.	1,002	24,017
CCL Industries, Inc., Class B	649	26,712
Cenovus Energy, Inc.	1,960	16,697
CGI, Inc.†	1,009	78,431
CI Financial Corp.	1,228	17,873
Constellation Software, Inc.	83	81,975
Dollarama, Inc.	1,848	62,171
Empire Co., Ltd., Class A	3,642	96,698
Enbridge, Inc.	2,606	94,913
Fairfax Financial Holdings, Ltd.	73	30,927
First Capital Realty, Inc.	677	11,205
First Quantum Minerals, Ltd.	1,156	9,769
FirstService Corp.	462	40,325
Fortis, Inc.	488	20,274
Franco-Nevada Corp.	3,267	317,001
George Weston, Ltd.	2,480	198,554
Gibson Energy, Inc.	3,427	59,740
Gildan Activewear, Inc.	779	19,902
H&R Real Estate Investment Trust	3,063	51,814
Husky Energy, Inc.	1,443	10,079
Hydro One, Ltd.*	3,255	60,523
iA Financial Corp., Inc.	593	28,558
Imperial Oil, Ltd.	1,169	29,112
Intact Financial Corp.	299	30,851
Kinross Gold Corp.†	5,722	27,804
Kirkland Lake Gold, Ltd.	1,371	64,381
Loblaw Cos., Ltd.	4,115	219,450
Magna International, Inc.	1,291	69,417
Manulife Financial Corp.	2,587	48,181
Methanex Corp.	275	10,421
Metro, Inc., Class A	5,526	233,694
National Bank of Canada	550	28,404
Northland Power, Inc.	2,741	54,733
Nutrien, Ltd.	9,552	456,967
Open Text Corp.	895	36,164
Pembina Pipeline Corp.	2,004	70,553
Power Financial Corp.	15,240	356,383
Quebecor, Inc., Class B	12,503	290,670
Restaurant Brands International, Inc.	5,179	338,831
RioCan Real Estate Investment Trust	719	14,428
Rogers Communications, Inc., Class B	10,336	486,626
Royal Bank of Canada	3,949	318,534
Saputo, Inc.	852	24,711
Shopify, Inc., Class A†	177	55,501
SmartCentres Real Estate Investment Trust	325	7,857
Sun Life Financial, Inc.	1,187	53,253
Suncor Energy, Inc.	16,599	493,521
TC Energy Corp.	652	32,865
Teck Resources, Ltd., Class B	8,041	127,108
TELUS Corp.	301	10,707
TFI International, Inc.	2,977	94,863
Thomson Reuters Corp.	706	47,444
Toronto-Dominion Bank	36,700	2,095,670
Tourmaline Oil Corp.	1,125	9,652
West Fraser Timber Co., Ltd.	263	12,161
Wheaton Precious Metals Corp.	1,510	42,327
WSP Global, Inc.	407	25,395

		10,761,722

Cayman Islands — 0.0%
ASM Pacific Technology, Ltd.	1,000	14,000
BeiGene, Ltd. ADR†	195	26,976
Budweiser Brewing Co. APAC, Ltd.†*	2,100	7,678
CK Asset Holdings, Ltd.	10,000	69,806
CK Hutchison Holdings, Ltd.	18,776	173,720
Melco Resorts & Entertainment, Ltd. ADR	1,122	24,168
Wharf Real Estate Investment Co., Ltd.	4,000	23,584

		339,932

Denmark — 0.1%
AP Moller - Maersk A/S, Series A	12	14,403
Carlsberg A/S, Class B	474	66,683
Chr. Hansen Holding A/S	331	25,407
Coloplast A/S, Class B	190	22,895
FLSmidth & Co. A/S	220	7,872
Genmab A/S†	354	77,154
GN Store Nord A/S	1,838	80,777
H. Lundbeck A/S	3,962	135,146
ISS A/S	640	16,748
Novo Nordisk A/S, Class B	4,190	228,834
Orsted A/S*	405	35,525
Rockwool International A/S	44	8,644
Royal Unibrew A/S	786	64,440
SimCorp A/S	417	37,257
Topdanmark A/S	69	3,090

		824,875

Finland — 0.2%
Elisa Oyj	575	31,404
Kone Oyj, Class B	16,734	1,064,562
Nordea Bank Abp	5,373	39,303
Orion Oyj, Class B	433	19,192
Sampo Oyj, Class A	583	23,889
Valmet Oyj	1,818	40,633

		1,218,983

France — 1.5%
Aeroports de Paris	843	160,210
Air Liquide SA	2,145	284,925
Arkema SA	295	30,151
AXA SA	3,049	80,542
BioMerieux	162	13,253
BNP Paribas SA	1,933	100,916
Bouygues SA	7,747	328,329
Bureau Veritas SA	4,303	109,852
Christian Dior SE	138	68,090
Cie Generale des Etablissements Michelin SCA	996	121,192
CNP Assurances	2,467	48,921
Credit Agricole SA	295	3,845
Danone SA	327	27,119

Dassault Aviation SA	164	227,722
Dassault Systemes SE	1,691	256,586
Edenred	14,667	772,102
Eiffage SA	1,139	122,358
Electricite de France SA	1,096	11,309
Engie SA	26,081	436,177
Eutelsat Communications SA	726	13,765
Faurecia SA	187	8,714
Gaztransport Et Technigaz SA	408	37,154
Hermes International	857	616,499
Ingenico Group SA	305	32,568
Ipsen SA	254	27,054
Kering SA	279	158,758
L’Oreal SA	6,422	1,875,131
Lagardere SCA	1,315	29,362
LVMH Moet Hennessy Louis Vuitton SE	3,842	1,639,005
Nexity SA	309	15,984
Orange SA	2,189	35,254
Pernod Ricard SA	3,348	617,981
Peugeot SA	2,311	58,508
Publicis Groupe SA	3,613	155,340
Rubis SCA	399	23,118
Safran SA	1,373	217,216
Sanofi	2,558	235,710
Sartorius Stedim Biotech	171	25,594
Schneider Electric SE	1,774	164,733
SCOR SE	3,323	140,018
Societe BIC SA	125	8,678
Societe Generale SA	169	4,797
SPIE SA	664	13,997
Teleperformance	845	191,501
Thales SA	266	26,000
TOTAL SA	27,774	1,460,069
Ubisoft Entertainment SA†	325	19,189
Veolia Environnement SA	1,887	49,605
Vinci SA	724	81,232
Vivendi SA	9,833	273,730
Wendel SA	491	69,547
Worldline SA†*	309	18,765

		11,548,175

Germany — 0.9%
adidas AG	1,804	557,022
Allianz SE	6,072	1,483,090
BASF SE	1,569	119,396
Bayer AG	4,367	338,890
Bayerische Motoren Werke AG	7,824	599,571
Beiersdorf AG	491	58,129
Carl Zeiss Meditec AG	27	2,944
CompuGroup Medical SE	157	10,051
Covestro AG*	1,057	50,750
CTS Eventim AG & Co. KGaA	290	17,546
Daimler AG	3,047	178,106
Deutsche Boerse AG	222	34,404
Deutsche Lufthansa AG	3,066	53,156
Deutsche Pfandbriefbank AG*	802	10,957
Deutsche Post AG	14,518	514,093
Deutsche Telekom AG	4,537	79,788
E.ON SE	3,225	32,505
Evonik Industries AG	9,241	243,748
Fielmann AG	703	54,257
Freenet AG	511	11,339
Fresenius Medical Care AG & Co. KGaA	208	15,051
Fresenius SE & Co. KGaA	3,892	204,558
Hannover Rueck SE	238	42,152
HeidelbergCement AG	2,463	183,004
Henkel AG & Co. KGaA	474	45,649
Henkel AG & Co. KGaA (Preference Shares)	341	35,438
HOCHTIEF AG	2,245	279,930
HUGO BOSS AG	585	24,610
Jenoptik AG	2	60
Knorr-Bremse AG	501	50,563
LANXESS AG	260	16,906
Merck KGaA	575	68,555
METRO AG	2,395	38,999
MTU Aero Engines AG	570	152,192
Muenchener Rueckversicherungs-Gesellschaft AG	357	99,142
Nemetschek SE	222	11,290
Porsche Automobil Holding SE (Preference Shares)	1,820	133,970
Puma SE	966	72,669
Rational AG	102	77,642
Rheinmetall AG	95	11,427
RWE AG	736	22,434
SAP SE	1,434	190,002
Sartorius AG (Preference Shares)	573	111,325
Siemens AG	1,031	118,874
Siemens Healthineers AG*	1,741	73,970
Software AG	3,143	99,904
Stroeer SE & Co. KGaA	171	13,770
Symrise AG	1,473	141,744
Telefonica Deutschland Holding AG	161,353	511,977
TLG Immobilien AG	370	10,832
Uniper SE	1,018	31,722
Volkswagen AG	443	83,944
Volkswagen AG (Preference Shares)	155	29,509
Wirecard AG	242	30,647
Zalando SE†*	682	29,551

		7,513,754

Guernsey — 0.0%
Amdocs, Ltd.	181	11,801

Hong Kong — 0.1%
AIA Group, Ltd.	26,619	266,497
BOC Hong Kong Holdings, Ltd.	46,500	160,223
Hang Lung Properties, Ltd.	9,000	19,824
Hong Kong Exchanges & Clearing, Ltd.	2,204	68,911
Hysan Development Co., Ltd.	3,000	11,849
Link REIT	9,000	98,144
New World Development Co., Ltd.	22,000	31,557
Sino Land Co., Ltd.	12,000	17,979
Sun Hung Kai Properties, Ltd.	6,000	91,042

Swire Pacific, Ltd., Class A	9,319	88,838
Swire Properties, Ltd.	4,800	15,130
Techtronic Industries Co., Ltd.	9,500	74,560
Vitasoy International Holdings, Ltd.	12,000	48,852
Wharf Holdings, Ltd.	6,000	13,645
Wheelock & Co., Ltd.	6,555	40,613

		1,047,664

Ireland — 0.6%
Accenture PLC, Class A	3,129	580,179
AIB Group PLC	37,083	118,782
Alkermes PLC†	1,255	24,510
Allegion PLC	8,851	1,027,070
Allergan PLC	2,650	466,692
Bank of Ireland Group PLC	35,483	170,644
CRH PLC	1,760	64,148
DCC PLC	840	78,734
Eaton Corp. PLC	2,189	190,684
James Hardie Industries PLC CDI	3,632	62,293
Jazz Pharmaceuticals PLC†	559	70,227
Johnson Controls International PLC	4,056	175,746
Kerry Group PLC, Class A	615	74,353
Linde PLC	3,524	698,985
Medtronic PLC	3,173	345,540
nVent Electric PLC	1,011	23,314
Perrigo Co. PLC	1,078	57,156
Seagate Technology PLC	1,849	107,297
UDG Healthcare PLC	1,080	10,814
Willis Towers Watson PLC	780	145,782

		4,492,950

Isle of Man — 0.0%
GVC Holdings PLC	1,208	13,927

Israel — 0.0%
Azrieli Group, Ltd.	79	6,086
Bank Hapoalim B.M.	5,772	46,167
Bank Leumi Le-Israel B.M.	9,004	65,554
Elbit Systems, Ltd.	168	27,528
Israel Chemicals, Ltd.	7,446	33,063
Israel Discount Bank, Ltd., Class A	3,347	15,289
Mizrahi Tefahot Bank, Ltd.	376	9,324
NICE, Ltd.†	31	4,901
Teva Pharmaceutical Industries, Ltd. ADR†	2,058	16,773

		224,685

Italy — 0.1%
Assicurazioni Generali SpA	2,549	51,670
Atlantia SpA	2,310	57,040
Enel SpA	18,223	141,049
Eni SpA	5,172	78,276
Interpump Group SpA	3,864	105,842
Intesa Sanpaolo SpA	47,488	118,955
Moncler SpA	976	37,598
Poste Italiane SpA*	1,099	13,336
Recordati SpA	210	8,823

		612,589

Japan — 3.0%
Advantest Corp.	1,600	73,266
AGC, Inc.	6,100	216,344
Air Water, Inc.	263	4,973
Aisin Seiki Co., Ltd.	200	8,075
Alfresa Holdings Corp.	1,575	35,470
Asahi Group Holdings, Ltd.	200	10,056
Asahi Kasei Corp.	2,764	31,008
Astellas Pharma, Inc.	28,900	497,367
Benesse Holdings, Inc.	1,200	32,303
Brother Industries, Ltd.	5,547	105,557
Canon Marketing Japan, Inc.	600	12,812
Canon, Inc.	9,990	274,010
Central Japan Railway Co.	1,600	330,327
Chubu Electric Power Co., Inc.	8,595	129,375
Chugai Pharmaceutical Co., Ltd.	445	37,705
Chugoku Electric Power Co., Inc.	3,100	41,366
Citizen Watch Co., Ltd.	8,700	46,646
Coca-Cola Bottlers Japan Holdings, Inc.	200	4,569
CyberAgent, Inc.	700	22,882
Dai Nippon Printing Co., Ltd.	2,300	61,935
Dai-ichi Life Holdings, Inc.	38,946	643,931
Daicel Corp.	15,844	143,196
Daifuku Co., Ltd.	100	5,380
Daiichi Sankyo Co., Ltd.	1,120	74,051
Daikin Industries, Ltd.	200	28,206
Daito Trust Construction Co., Ltd.	628	83,567
Daiwa House Industry Co., Ltd.	1,200	41,504
Denka Co., Ltd.	400	11,686
Dentsu, Inc.	358	12,896
DIC Corp.	400	11,594
East Japan Railway Co.	3,900	355,691
Eisai Co., Ltd.	3,400	248,317
Electric Power Development Co., Ltd.	4,241	103,443
FANUC Corp.	200	40,004
Fast Retailing Co., Ltd.	100	62,089
Fuji Electric Co., Ltd.	1,500	48,199
Fuji Media Holdings, Inc.	800	10,890
FUJIFILM Holdings Corp.	3,400	150,495
Fujitsu, Ltd.	2,092	186,380
Fukuoka Financial Group, Inc.	700	13,677
Furukawa Electric Co., Ltd.	600	17,002
GS Yuasa Corp.	300	5,523
Gunma Bank, Ltd.	3,000	10,223
Hakuhodo DY Holdings, Inc.	714	10,764
Hankyu Hanshin Holdings, Inc.	300	12,084
Hirose Electric Co., Ltd.	600	76,285
Hisamitsu Pharmaceutical Co., Inc.	694	32,582
Hitachi Chemical Co., Ltd.	1,700	56,436
Hitachi, Ltd.	5,900	222,309
Honda Motor Co., Ltd.	11,835	322,424
Hoya Corp.	1,284	114,180
Hulic Co., Ltd.	2,010	21,982
Isuzu Motors, Ltd.	2,000	23,474
ITOCHU Corp.	7,600	159,826
Izumi Co., Ltd.	200	7,566
Japan Airlines Co., Ltd.	3,800	118,726
Japan Airport Terminal Co., Ltd.	100	4,991
Japan Exchange Group, Inc.	1,017	16,942
Japan Post Bank Co., Ltd.	4,600	46,089

Japan Post Holdings Co., Ltd.	15,500	142,958
Japan Post Insurance Co., Ltd.	9,100	144,434
Japan Tobacco, Inc.	19,304	439,028
JFE Holdings, Inc.	10,600	134,181
JSR Corp.	900	17,077
JTEKT Corp.	900	11,618
JXTG Holdings, Inc.	145,828	687,886
K’s Holdings Corp.†	1,200	13,768
Kajima Corp.	12,298	170,366
Kamigumi Co., Ltd.	500	11,362
Kandenko Co., Ltd.	1,100	10,471
Kaneka Corp.	2,863	96,370
Kansai Electric Power Co., Inc.	11,437	133,921
Kansai Paint Co., Ltd.	10	243
Kao Corp.	7,695	623,068
KDDI Corp.	19,416	539,203
Keikyu Corp.	200	4,011
Kirin Holdings Co., Ltd.	22,300	475,984
Kobayashi Pharmaceutical Co., Ltd.	300	24,141
Kobe Steel, Ltd.	4,500	24,502
Konami Holdings Corp.	300	13,251
Konica Minolta, Inc.	12,800	94,705
Kose Corp.	92	16,442
Kurita Water Industries, Ltd.	1,100	31,984
Kyowa Kirin Co., Ltd.	287	5,305
Lintec Corp.	700	14,850
Lion Corp.	2,000	42,115
Marubeni Corp.	6,800	48,222
Maruha Nichiro Corp.	400	10,419
Maruichi Steel Tube, Ltd.	300	8,279
Mazda Motor Corp.	7,900	73,521
Medipal Holdings Corp.	1,095	25,167
MEIJI Holdings Co., Ltd.	300	21,724
Minebea Mitsumi, Inc.	1,900	36,596
MISUMI Group, Inc.	1,300	33,033
Mitsubishi Chemical Holdings Corp.	3,091	23,774
Mitsubishi Corp.	500	12,797
Mitsubishi Electric Corp.	5,600	80,715
Mitsubishi Estate Co., Ltd.	1,500	29,274
Mitsubishi Gas Chemical Co., Inc.	8,827	126,123
Mitsubishi Heavy Industries, Ltd.	2,100	85,602
Mitsubishi UFJ Financial Group, Inc.	238,800	1,260,008
Mitsubishi UFJ Lease & Finance Co., Ltd.	1,500	9,293
Mitsui & Co., Ltd.	1,600	27,669
Mitsui Chemicals, Inc.	2,424	58,428
Mitsui Fudosan Co., Ltd.	400	10,301
Mizuho Financial Group, Inc.	100,300	156,780
MS&AD Insurance Group Holdings, Inc.	15,590	506,578
Murata Manufacturing Co., Ltd.	3,000	162,876
NEC Corp.	3,000	119,456
NH Foods, Ltd.	400	16,835
Nichirei Corp.	800	18,409
Nidec Corp.	200	29,790
Nifco, Inc.	600	16,001
Nintendo Co., Ltd.	281	100,493
Nippon Electric Glass Co., Ltd.	7,200	163,949
Nippon Express Co., Ltd.	100	5,751
Nippon Paint Holdings Co., Ltd.	2,300	126,725
Nippon Shokubai Co., Ltd.	200	12,446
Nippon Steel Corp.	9,600	141,480
Nippon Telegraph & Telephone Corp.	10,000	497,824
Nippon Television Holdings, Inc.	900	11,859
Nippon Yusen KK	5,500	99,977
Nissan Motor Co., Ltd.	79,550	507,841
Nisshinbo Holdings, Inc.	3,700	31,179
Nitori Holdings Co., Ltd.	100	15,288
Nitto Denko Corp.	10,286	575,307
Nomura Holdings, Inc.	10,914	50,057
NSK, Ltd.	6,600	62,095
NTN Corp.	16,600	52,110
NTT Data Corp.	5,713	75,757
NTT DOCOMO, Inc.	15,200	418,742
Obayashi Corp.	10,598	109,915
Oji Holdings Corp.	29,600	154,866
Olympus Corp.	2,300	31,521
Omron Corp.	1,200	71,118
Ono Pharmaceutical Co., Ltd.	3,183	60,335
Oracle Corp. Japan	331	29,364
ORIX Corp.	37,200	587,849
Osaka Gas Co., Ltd.	1,300	25,557
Otsuka Corp.	2,300	93,499
Otsuka Holdings Co., Ltd.	5,700	239,528
PeptiDream, Inc.†	300	15,168
Persol Holdings Co., Ltd.	2,147	41,552
Pigeon Corp.	400	19,706
Pola Orbis Holdings, Inc.	7,844	178,831
Recruit Holdings Co., Ltd.	8,198	274,127
Rengo Co., Ltd.	1,500	10,973
Resona Holdings, Inc.	2,800	12,319
Ricoh Co., Ltd.	3,787	34,016
Rohm Co., Ltd.	100	8,019
Sanwa Holdings Corp.	900	10,626
Secom Co., Ltd.	2,581	240,557
Seino Holdings Co., Ltd.	800	10,349
Sekisui Chemical Co., Ltd.	1,600	28,136
Seria Co., Ltd.	500	12,622
Seven & i Holdings Co., Ltd.	900	34,170
Shimadzu Corp.	1,000	27,021
Shimamura Co., Ltd.	100	8,529
Shionogi & Co., Ltd.	1,240	74,843
Shiseido Co., Ltd.	864	71,751
Showa Denko KK	1,278	36,391
SMC Corp.	100	43,698
SoftBank Corp.	3,200	44,004
SoftBank Group Corp.	1,756	68,133
Sohgo Security Services Co., Ltd.	181	9,906
Sojitz Corp.	3,700	11,718
Sompo Holdings, Inc.	1,824	72,190
Sony Corp.	632	38,772
Stanley Electric Co., Ltd.	1,800	50,505
Subaru Corp.	1,600	46,271
Sumitomo Chemical Co., Ltd.	40,546	187,355
Sumitomo Corp.	7,600	124,074
Sumitomo Dainippon Pharma Co., Ltd.	1,778	31,315
Sumitomo Heavy Industries, Ltd.	500	15,719

Sumitomo Mitsui Financial Group, Inc.	23,800	855,116
Sumitomo Mitsui Trust Holdings, Inc.	900	33,136
Sumitomo Rubber Industries, Ltd.	800	10,690
Sundrug Co., Ltd.	900	29,961
Suntory Beverage & Food, Ltd.	300	12,835
Suzuken Co., Ltd.	939	50,432
Suzuki Motor Corp.	800	38,055
Sysmex Corp.	200	13,125
T&D Holdings, Inc.	24,624	278,186
Taiheiyo Cement Corp.	1,322	37,705
Taisei Corp.	5,700	226,965
Taisho Pharmaceutical Holdings Co., Ltd.	520	37,415
Takeda Pharmaceutical Co., Ltd.	15,900	578,342
TDK Corp.	1,500	150,431
Teijin, Ltd.	7,313	147,763
Tobu Railway Co., Ltd.	100	3,357
Toho Gas Co., Ltd.	900	35,212
Tohoku Electric Power Co., Inc.	8,124	83,805
Tokio Marine Holdings, Inc.	5,100	277,126
Tokyo Electric Power Co. Holdings, Inc.†	10,400	48,345
Tokyo Electron, Ltd.	1,280	261,654
Tokyo Gas Co., Ltd.	4,100	100,459
Topcon Corp.	900	12,551
Toppan Printing Co., Ltd.	5,400	100,559
Toray Industries, Inc.	8,300	59,235
Toshiba Corp.	600	20,585
Tosoh Corp.	4,000	55,487
TOTO, Ltd.	1,414	58,333
Toyo Seikan Group Holdings, Ltd.	900	14,393
Toyo Suisan Kaisha, Ltd.	400	16,890
Toyoda Gosei Co., Ltd.	200	4,734
Toyota Motor Corp.	8,585	599,575
Trend Micro, Inc.	2,952	150,347
Ube Industries, Ltd.	6,100	132,292
Ulvac Inc.	600	26,558
Yakult Honsha Co., Ltd.	700	40,319
Yamaha Motor Co., Ltd.	5,100	101,065
Yamato Holdings Co., Ltd.	8,900	150,325
Yamazaki Baking Co., Ltd.	1,400	23,932
Yaskawa Electric Corp.	900	34,837
Yokogawa Electric Corp.	1,000	18,492
Yokohama Rubber Co., Ltd.	600	13,540
Zenkoku Hosho Co., Ltd.	300	12,626

		23,664,152

Jersey — 0.2%
Amcor PLC	1,138	10,834
Amcor PLC CDI	42,634	409,399
Aptiv PLC	1,221	109,340
boohoo Group PLC†	11,273	38,551
Experian PLC	22,124	695,824
WPP PLC	1,333	16,632

		1,280,580

Luxembourg — 0.0%
ArcelorMittal	895	13,206
RTL Group SA	131	6,657
Subsea 7 SA	7,825	73,177

		93,040

Netherlands — 0.5%
ABN AMRO Group NV CVA*	4,433	82,517
Adyen NV†*	96	67,389
Aegon NV	20,798	89,908
AerCap Holdings NV†	548	31,718
Airbus SE	2,378	340,593
Akzo Nobel NV	271	24,950
ASM International NV	921	92,509
ASR Nederland NV	7,325	268,044
Euronext NV*	389	31,346
EXOR NV	346	26,519
Ferrari NV	3,061	489,729
Fiat Chrysler Automobiles NV	5,095	79,145
Heineken Holding NV	1,978	188,398
ING Groep NV	4,503	50,865
Koninklijke DSM NV	3,472	411,434
Koninklijke Philips NV	2,576	112,823
Koninklijke Vopak NV	319	17,501
LyondellBasell Industries NV, Class A	1,269	113,829
Mylan NV†	4,488	85,945
NN Group NV	18,037	687,386
NXP Semiconductors NV	2,375	269,990
Prosus NV†	894	61,649
QIAGEN NV†	210	6,303
Randstad NV	429	23,751
Signify NV*	1,003	29,353
Unilever NV	4,418	260,906
Wolters Kluwer NV	2,145	157,941

		4,102,441

New Zealand — 0.0%
a2 Milk Co., Ltd.†	1,923	16,028
Auckland International Airport, Ltd.	9,844	58,697
Contact Energy, Ltd.	3,561	16,849
Fisher & Paykel Healthcare Corp., Ltd.	5,052	62,029
Fletcher Building, Ltd.	5,887	17,287
Ryman Healthcare, Ltd.	3,512	29,070
Spark New Zealand, Ltd.	8,206	23,570

		223,530

Norway — 0.1%
DNB ASA	5,726	104,045
Equinor ASA	18,145	335,626
Gjensidige Forsikring ASA	1,534	28,675
Leroy Seafood Group ASA	1,661	11,133
Orkla ASA	5,532	53,142
Schibsted ASA, Class A	1,750	51,380
Telenor ASA	3,276	61,326
Yara International ASA	2,681	104,340

		749,667

Panama — 0.0%
Carnival Corp.	567	24,319

Portugal — 0.0%
Galp Energia SGPS SA	3,044	48,480

Puerto Rico — 0.0%
Popular, Inc.	202	11,001

Singapore — 0.1%
CapitaLand, Ltd.	30	79
ComfortDelGro Corp., Ltd.	9,700	16,399
DBS Group Holdings, Ltd.	3,382	64,635
Flex, Ltd.†	2,284	26,837
Keppel Corp., Ltd.	33,606	169,457
Oversea-Chinese Banking Corp., Ltd.	13,837	111,473
Singapore Airlines, Ltd.	2,500	17,292
Singapore Telecommunications, Ltd.	7,800	18,920
United Overseas Bank, Ltd.	2,354	46,424
Venture Corp., Ltd.	1,100	12,799
Wilmar International, Ltd.	65,600	180,823
Yangzijiang Shipbuilding Holdings, Ltd.	11,000	7,722

		672,860

Spain — 0.3%
Acciona SA	1,690	176,140
Acerinox SA	1,749	16,343
ACS Actividades de Construccion y Servicios SA	1,520	61,690
Aena SME SA*	2,195	402,710
Applus Services SA	712	8,584
Banco Bilbao Vizcaya Argentaria SA	11,664	61,441
Banco Santander SA	35,115	140,755
Endesa SA	2,071	56,359
Grifols SA	1,976	63,647
Iberdrola SA	25,899	265,974
Industria de Diseno Textil SA	1,620	50,500
Mapfre SA	10,541	29,391
Naturgy Energy Group SA	260	7,078
Red Electrica Corp. SA	2,403	48,375
Repsol SA	26,015	426,513
Telefonica SA	70,847	543,232

		2,358,732

Sweden — 0.2%
Assa Abloy AB, Class B	8,117	192,507
Atlas Copco AB, Class A	5,072	179,175
Atlas Copco AB, Class B	833	25,804
Boliden AB	1,153	31,005
Elekta AB, Series B	9,323	129,866
Epiroc AB, Class A	6,904	77,651
Essity AB, Class B	2,938	91,678
Hennes & Mauritz AB, Class B	1,144	23,903
ICA Gruppen AB	2,652	117,278
Investor AB, Class B	557	28,526
Kinnevik AB, Class B	796	21,756
L E Lundbergforetagen AB, Class B	504	18,968
Lundin Petroleum AB	2,683	88,584
Skandinaviska Enskilda Banken AB, Class A	1,284	12,303
Svenska Handelsbanken AB, Class A	1,433	14,345
Swedbank AB, Class A	533	7,455
Swedish Match AB	1,303	61,158
Telefonaktiebolaget LM Ericsson, Class B	3,054	26,682
Volvo AB, Class B	42,343	633,235

		1,781,879

Switzerland — 0.9%
Baloise Holding AG	237	43,772
Clariant AG	6,149	125,972
Coca-Cola HBC AG	790	24,048
Dufry AG	119	10,323
Flughafen Zurich AG	184	33,144
Garmin, Ltd.	515	48,281
Geberit AG	23	11,671
Kuehne & Nagel International AG	299	48,298
LafargeHolcim, Ltd.	8,695	448,456
Landis+Gyr Group AG	112	10,383
Logitech International SA	10,932	447,253
Nestle SA	14,076	1,502,772
Novartis AG	15,237	1,329,704
OC Oerlikon Corp. AG	1,761	18,030
Pargesa Holding SA	297	23,453
Roche Holding AG	7,381	2,220,660
Schindler Holding AG (Participation Certificate)	198	48,411
SGS SA	76	197,839
Sonova Holding AG	215	49,255
Straumann Holding AG	343	305,901
Sunrise Communications Group AG*	3,642	282,980
Swiss Life Holding AG	4	2,000
Swisscom AG	94	48,024
TE Connectivity, Ltd.	1,356	121,362
Temenos AG	90	12,841
UBS Group AG	1,620	19,115

		7,433,948

United Kingdom — 1.7%
3i Group PLC	6,086	88,926
Anglo American PLC	9,809	251,784
Aon PLC	1,532	295,921
Ashmore Group PLC	2,800	16,887
Associated British Foods PLC	297	8,564
AstraZeneca PLC	4,857	471,927
Aviva PLC	94,873	510,255
Babcock International Group PLC	2,087	14,977
BAE Systems PLC	3,003	22,414
Barclays PLC	41,435	90,063
Barratt Developments PLC	10,728	87,715
Bellway PLC	1,174	48,055
Berkeley Group Holdings PLC	1,902	108,430
BHP Group PLC	24,789	524,941
BP PLC	143,740	911,045
British American Tobacco PLC	16,196	566,866
British Land Co. PLC	3,962	31,850
BT Group PLC	9,378	24,867
Burberry Group PLC	1,777	47,050
Carnival PLC	731	29,278
Centrica PLC	21,055	19,790
Cineworld Group PLC	5,016	14,470
Coca-Cola European Partners PLC	1,422	76,091
Compass Group PLC	9,431	251,170

Dechra Pharmaceuticals PLC	1,859	63,332
Diageo PLC	23,520	964,117
Dialog Semiconductor PLC†	1,445	64,803
Direct Line Insurance Group PLC	35,531	125,234
Evraz PLC	2,093	9,955
GlaxoSmithKline PLC	60,744	1,391,619
Greggs PLC	956	21,993
Hargreaves Lansdown PLC	393	9,021
HomeServe PLC	4,254	63,866
Howden Joinery Group PLC	2,403	17,973
HSBC Holdings PLC	51,962	392,411
IG Group Holdings PLC	2,197	18,083
Imperial Brands PLC	1,720	37,707
Intertek Group PLC	208	14,420
Investec PLC	2,965	16,807
J Sainsbury PLC	54,164	142,778
JD Sports Fashion PLC	4,310	42,899
John Wood Group PLC	2,055	9,005
Jupiter Fund Management PLC	3,304	14,663
Kingfisher PLC	8,960	24,048
Legal & General Group PLC	21,152	72,252
Lloyds Banking Group PLC	33,560	24,692
London Stock Exchange Group PLC	570	51,345
M&G PLC†	6,123	16,957
Marks & Spencer Group PLC	17,472	41,078
Meggitt PLC	3,493	28,252
Mondi PLC	1,599	33,088
Moneysupermarket.com Group PLC	4,461	19,826
National Grid PLC	7,077	82,624
Next PLC	1,072	91,399
Nielsen Holdings PLC	1,339	26,994
NMC Health PLC	76	2,149
Ocado Group PLC†	2,097	36,100
Pearson PLC	3,289	29,065
Pennon Group PLC	2,527	29,401
Persimmon PLC	3,319	97,894
Prudential PLC	6,123	106,955
Reckitt Benckiser Group PLC	1,219	94,173
RELX PLC	7,610	183,154
Rio Tinto PLC	10,249	532,900
Rolls-Royce Holdings PLC (LSE)	3,739	34,339
Rolls-Royce Holdings PLC (Entitlement Shares)†	171,994	223
Rotork PLC	3,280	12,806
Royal Bank of Scotland Group PLC	8,124	22,383
Royal Dutch Shell PLC, Class A	43,065	1,245,662
Royal Dutch Shell PLC, Class B	37,453	1,076,057
Segro PLC	4,162	45,513
Sensata Technologies Holding PLC†	1,206	61,735
Smith & Nephew PLC	6,236	133,486
Spirax-Sarco Engineering PLC	749	76,890
SSE PLC	1,909	31,739
SSP Group PLC	11,234	92,696
Standard Chartered PLC	4,962	45,057
Tate & Lyle PLC	6,339	55,262
Taylor Wimpey PLC	38,838	83,261
Tesco PLC	13,557	41,304
Unilever PLC	13,226	791,941
Vodafone Group PLC	85,345	174,008
Weir Group PLC	878	15,314
WH Smith PLC	1,553	44,016
Whitbread PLC	861	45,292
Winter Money UK PLC CDI	7,011	12,518
WM Morrison Supermarkets PLC	76,385	196,753

		13,896,623

United States — 20.5%
3M Co.	9,940	1,640,001
A.O. Smith Corp.	2,261	112,326
Abbott Laboratories	4,789	400,408
AbbVie, Inc.	10,717	852,537
Acuity Brands, Inc.	285	35,565
Adobe, Inc.†	895	248,747
Advance Auto Parts, Inc.	675	109,674
AES Corp.	2,370	40,408
Aflac, Inc.	3,013	160,171
Agilent Technologies, Inc.	2,028	153,621
Air Products & Chemicals, Inc.	1,400	298,564
Akamai Technologies, Inc.†	667	57,695
Albemarle Corp.	1,205	73,192
Alcoa Corp.†	847	17,609
Alexion Pharmaceuticals, Inc.†	1,506	158,732
Align Technology, Inc.†	127	32,041
ALLETE, Inc.	593	51,034
Alliance Data Systems Corp.	323	32,300
Alliant Energy Corp.	980	52,273
Allison Transmission Holdings, Inc.	214	9,333
Allstate Corp.	1,327	141,219
Ally Financial, Inc.	1,532	46,925
Alnylam Pharmaceuticals, Inc.†	460	39,900
Alphabet, Inc., Class A†	1,877	2,362,768
Alphabet, Inc., Class C†	2,122	2,673,953
Altria Group, Inc.	28,349	1,269,752
Amazon.com, Inc.†	3,058	5,433,026
AMC Networks, Inc., Class A†	571	24,867
AMERCO	33	13,366
Ameren Corp.	1,356	105,361
American Airlines Group, Inc.	12,447	374,157
American Electric Power Co., Inc.	2,648	249,945
American Express Co.	8,899	1,043,675
American Financial Group, Inc.	904	94,052
American Tower Corp.	2,078	453,170
AmerisourceBergen Corp.	3,517	300,281
AMETEK, Inc.	2,074	190,082
Amgen, Inc.	4,489	957,279
AMN Healthcare Services, Inc.†	329	19,332
Analog Devices, Inc.	3,441	366,914
ANSYS, Inc.†	336	73,970
Anthem, Inc.	2,720	731,898
Apache Corp.	477	10,332
Apple Hospitality REIT, Inc.	29,507	486,275
Apple, Inc.	23,400	5,820,984
Applied Materials, Inc.	4,077	221,218
AptarGroup, Inc.	86	10,161
Archer-Daniels-Midland Co.	2,203	92,614
Arconic, Inc.	823	22,608
Arrow Electronics, Inc.†	370	29,334
Aspen Technology, Inc.†	131	15,079
Associated Banc-Corp.	697	14,017

Assurant, Inc.	236	29,753
AT&T, Inc.	39,536	1,521,741
Atmos Energy Corp.	472	53,091
Autoliv, Inc.	761	59,236
Automatic Data Processing, Inc.	1,656	268,653
AutoZone, Inc.†	237	271,218
Avista Corp.	11,031	529,819
Avnet, Inc.	336	13,292
AXA Equitable Holdings, Inc.	1,701	36,742
Baker Hughes a GE Co., LLC	2,847	60,926
Ball Corp. (NYSE)	1,384	96,838
Ball Corp. (LSE)	644	45,061
Bank of America Corp.	15,069	471,208
Bank of New York Mellon Corp.	1,307	61,102
Bank OZK	1,024	28,733
BankUnited, Inc.	531	18,213
Baxter International, Inc.	3,777	289,696
Becton Dickinson and Co.	475	121,600
Berkshire Hathaway, Inc., Class B†	7,515	1,597,539
Best Buy Co., Inc.	2,704	194,228
Bio-Rad Laboratories, Inc., Class A†	957	317,360
Biogen, Inc.†	2,198	656,565
BioMarin Pharmaceutical, Inc.†	721	52,784
Boeing Co.	1,320	448,681
Booking Holdings, Inc.†	519	1,063,312
BorgWarner, Inc.	868	36,178
Boston Scientific Corp.†	2,127	88,696
Bright Horizons Family Solutions, Inc.†	395	58,665
Bristol-Myers Squibb Co.	19,988	1,146,712
Broadcom, Inc.	1,303	381,584
Broadridge Financial Solutions, Inc.	1,478	185,075
Brown & Brown, Inc.	676	25,472
Brown-Forman Corp., Class B	633	41,474
Bruker Corp.	299	13,305
Burlington Stores, Inc.†	551	105,886
C.H. Robinson Worldwide, Inc.	1,716	129,798
Cable One, Inc.	35	46,388
Cabot Oil & Gas Corp.	2,016	37,578
Cadence Design Systems, Inc.†	1,161	75,871
Camden Property Trust	534	61,074
Capital One Financial Corp.	1,021	95,208
Cardinal Health, Inc.	319	15,775
Cargurus, Inc.†	655	22,001
Carlisle Cos., Inc.	377	57,406
CarMax, Inc.†	469	43,697
CDK Global, Inc.	446	22,541
CDW Corp.	728	93,118
Celanese Corp.	492	59,606
Celgene Corp.†	5,157	557,111
Centene Corp.†	5,948	315,720
Cerner Corp.	1,828	122,695
CF Industries Holdings, Inc.	447	20,271
Charles Schwab Corp.	832	33,871
Charter Communications, Inc., Class A†	15	7,018
Chemed Corp.	147	57,905
Chevron Corp.	6,420	745,619
Chipotle Mexican Grill, Inc.†	102	79,372
Church & Dwight Co., Inc.	4,596	321,444
Ciena Corp.†	307	11,396
Cigna Corp.	550	98,153
Cimarex Energy Co.	388	16,381
Cinemark Holdings, Inc.	3,685	134,871
Cintas Corp.	999	268,401
Cirrus Logic, Inc.†	286	19,437
Cisco Systems, Inc.	3,530	167,710
CIT Group, Inc.	4,759	204,113
Citigroup, Inc.	2,651	190,501
Citizens Financial Group, Inc.	36,492	1,283,059
Clean Harbors, Inc.†	135	11,132
Clorox Co.	590	87,137
CME Group, Inc.	402	82,711
Coca-Cola Co.	11,006	599,057
Cognizant Technology Solutions Corp., Class A	258	15,723
Colgate-Palmolive Co.	2,038	139,807
Columbia Sportswear Co.	377	34,100
Comcast Corp., Class A	12,894	577,909
Comerica, Inc.	3,043	199,073
ConocoPhillips	5,412	298,742
Constellation Brands, Inc., Class A	482	91,739
Cooper Cos., Inc.	201	58,491
Copart, Inc.†	6,182	510,880
Cornerstone OnDemand, Inc.†	1,960	114,797
Corning, Inc.	2,565	76,001
Corteva, Inc.	2,719	71,727
CoStar Group, Inc.†	1,555	854,504
Costco Wholesale Corp.	845	251,058
Coty, Inc., Class A	2,776	32,451
Crane Co.	3,405	260,551
CSX Corp.	3,633	255,291
CubeSmart	621	19,686
Cullen/Frost Bankers, Inc.	184	16,575
Cummins, Inc.	617	106,420
Curtiss-Wright Corp.	1,255	169,739
CVS Health Corp.	5,679	377,029
D.R. Horton, Inc.	801	41,948
Danaher Corp.	7,756	1,068,932
Darden Restaurants, Inc.	954	107,106
Darling Ingredients, Inc.†	679	13,105
DaVita, Inc.†	341	19,983
Deere & Co.	537	93,513
Delta Air Lines, Inc.	10,582	582,857
DENTSPLY SIRONA, Inc.	106	5,807
Devon Energy Corp.	5,972	121,112
Discover Financial Services	452	36,278
Discovery, Inc., Class A†	4,821	129,950
Discovery, Inc., Class C†	3,818	96,366
DISH Network Corp., Class A†	714	24,547
Dolby Laboratories, Inc., Class A	208	13,381
Dollar General Corp.	3,044	488,075
Dominion Energy, Inc.	1,601	132,163
Dover Corp.	563	58,490
Dow, Inc.	2,116	106,837
DTE Energy Co.	883	112,424
Duke Energy Corp.	2,400	226,224
Dunkin’ Brands Group, Inc.	1,696	133,340

DuPont de Nemours, Inc.	13,470	887,808
DXC Technology Co.	1,486	41,118
East West Bancorp, Inc.	6,019	258,335
Eastman Chemical Co.	2,140	162,726
Eaton Vance Corp.	442	20,155
eBay, Inc.	1,505	53,051
Ecolab, Inc.	9,765	1,875,564
Edison International	2,617	164,609
Edwards Lifesciences Corp.†	422	100,596
Elanco Animal Health, Inc.†	2,679	72,387
Eli Lilly & Co.	5,068	577,499
Emerson Electric Co.	336	23,570
Entegris, Inc.	845	40,560
Entergy Corp.	899	109,211
EOG Resources, Inc.	1,900	131,689
EPAM Systems, Inc.†	189	33,256
Equifax, Inc.	377	51,540
Erie Indemnity Co., Class A	96	17,690
Estee Lauder Cos., Inc., Class A	6,424	1,196,598
Evergy, Inc.	10,106	645,874
Exact Sciences Corp.†	688	59,856
Exelon Corp.	9,361	425,832
Expedia Group, Inc.	664	90,742
Expeditors International of Washington, Inc.	709	51,714
Extended Stay America, Inc.	31,654	449,803
Exxon Mobil Corp.	18,545	1,253,086
F5 Networks, Inc.†	254	36,596
Facebook, Inc., Class A†	19,204	3,680,447
FactSet Research Systems, Inc.	365	92,535
Fastenal Co.	2,412	86,687
FedEx Corp.	1,797	274,330
Fidelity National Financial, Inc.	1,187	54,412
Fidelity National Information Services, Inc.	989	130,311
Fifth Third Bancorp	487	14,162
First American Financial Corp.	5,960	368,209
First Horizon National Corp.	15,435	246,497
FirstCash, Inc.	127	10,718
FirstEnergy Corp.	2,507	121,138
Fiserv, Inc.†	884	93,828
FleetCor Technologies, Inc.†	1,071	315,110
FLIR Systems, Inc.	590	30,420
Fluor Corp.	585	9,424
FMC Corp.	32	2,928
FNB Corp.	1,300	15,678
Ford Motor Co.	124,303	1,067,763
Fortinet, Inc.†	4,382	357,396
Fortune Brands Home & Security, Inc.	331	19,877
Fox Corp., Class A	71	2,275
Franklin Resources, Inc.	1,256	34,603
Gap, Inc.	941	15,301
GATX Corp.	102	8,114
General Dynamics Corp.	5,485	969,748
General Electric Co.	13,967	139,391
General Mills, Inc.	6,838	347,781
General Motors Co.	7,455	277,028
Gentex Corp.	385	10,799
Gilead Sciences, Inc.	9,354	595,943
Globe Life, Inc.	3,146	306,200
GoDaddy, Inc., Class A†	18,284	1,189,009
Goldman Sachs Group, Inc.	484	103,276
Graco, Inc.	290	13,108
H&R Block, Inc.	843	21,067
Halliburton Co.	1,098	21,136
Harley-Davidson, Inc.	1,289	50,155
Hartford Financial Services Group, Inc.	1,360	77,629
HCA Healthcare, Inc.	2,160	288,446
HD Supply Holdings, Inc.†	644	25,464
Healthpeak Properties, Inc. REIT	1,775	66,775
HEICO Corp.	3,254	401,348
HEICO Corp., Class A	1,253	119,373
Henry Schein, Inc.†	831	52,008
Hess Corp.	1,669	109,737
Hewlett Packard Enterprise Co.	5,553	91,125
Hill-Rom Holdings, Inc.	3,332	348,827
Hilton Worldwide Holdings, Inc.	170	16,483
HMS Holdings Corp.†	341	11,147
HollyFrontier Corp.	705	38,733
Hologic, Inc.†	8,571	414,065
Home Depot, Inc.	9,073	2,128,344
Honeywell International, Inc.	5,925	1,023,425
Host Hotels & Resorts, Inc.	2,976	48,777
HP, Inc.	5,952	103,386
Hubbell, Inc.	375	53,137
HubSpot, Inc.†	859	133,231
Humana, Inc.	787	231,535
Huntington Ingalls Industries, Inc.	315	71,083
IAC/InterActiveCorp†	545	123,851
IBERIABANK Corp.	3,544	260,094
ICU Medical, Inc.†	84	13,575
IDACORP, Inc.	3,737	402,176
IDEX Corp.	3,819	593,969
IDEXX Laboratories, Inc.†	213	60,707
Illumina, Inc.†	336	99,295
Incyte Corp.†	1,261	105,823
Ingredion, Inc.	923	72,917
Insperity, Inc.	2,815	297,348
Intel Corp.	21,017	1,188,091
Intercontinental Exchange, Inc.	929	87,623
International Business Machines Corp.	1,160	155,127
International Flavors & Fragrances, Inc.	169	20,620
Interpublic Group of Cos., Inc.	43,312	942,036
Intuit, Inc.	5,346	1,376,595
Intuitive Surgical, Inc.†	81	44,789
Investors Bancorp, Inc.	4,413	53,177
Ionis Pharmaceuticals, Inc.†	773	43,072
IPG Photonics Corp.†	160	21,485
IQVIA Holdings, Inc.†	157	22,674
ITT, Inc.	213	12,663
J.M. Smucker Co.	482	50,938
j2 Global, Inc.	123	11,680
Jack Henry & Associates, Inc.	515	72,903
Jacobs Engineering Group, Inc.	6,069	567,937
JB Hunt Transport Services, Inc.	864	101,572
Jefferies Financial Group, Inc.	383	7,151

Johnson & Johnson	25,762	3,401,614
Jones Lang LaSalle, Inc.	183	26,813
JPMorgan Chase & Co.	8,890	1,110,539
Juniper Networks, Inc.	3,710	92,082
Keysight Technologies, Inc.†	729	73,563
Kimberly-Clark Corp.	1,762	234,135
Kimco Realty Corp.	1,472	31,736
KLA Corp.	185	31,272
Knight-Swift Transportation Holdings, Inc.	269	9,808
Kohl’s Corp.	698	35,779
Kraft Heinz Co.	3,833	123,921
Kroger Co.	5,164	127,241
L3Harris Technologies, Inc.	790	162,985
Laboratory Corp. of America Holdings†	181	29,823
Lam Research Corp.	2,014	545,875
Las Vegas Sands Corp.	513	31,724
Lear Corp.	237	27,911
Leidos Holdings, Inc.	85	7,330
Lennar Corp., Class A	221	13,172
Lennox International, Inc.	128	31,662
Liberty Property Trust	569	33,611
Life Storage, Inc.	1,354	147,478
Lincoln National Corp.	802	45,297
Live Nation Entertainment, Inc.†	1,093	77,056
Lockheed Martin Corp.	4,879	1,837,822
Loews Corp.	1,102	53,998
Lowe’s Cos., Inc.	3,389	378,246
Lululemon Athletica, Inc.†	454	92,739
Macquarie Infrastructure Corp.	651	28,084
Macy’s, Inc.	1,281	19,420
Manhattan Associates, Inc.†	524	39,274
ManpowerGroup, Inc.	261	23,730
Marathon Oil Corp.	4,080	47,042
Marathon Petroleum Corp.	687	43,934
Markel Corp.†	101	118,271
MarketAxess Holdings, Inc.	120	44,231
Marriott International, Inc., Class A	830	105,036
Marsh & McLennan Cos., Inc.	2,360	244,543
Masimo Corp.†	66	9,622
Mastercard, Inc., Class A	8,493	2,350,947
Match Group, Inc.	438	31,970
Maxim Integrated Products, Inc.	1,091	63,998
McCormick & Co., Inc.	226	36,316
McDonald’s Corp.	10,581	2,081,283
McKesson Corp.	549	73,017
MDU Resources Group, Inc.	6,067	175,276
MercadoLibre, Inc.†	255	132,988
Merck & Co., Inc.	12,128	1,051,012
MetLife, Inc.	14,521	679,438
Mettler-Toledo International, Inc.†	208	146,628
MGIC Investment Corp.	2,533	34,727
MGM Resorts International	223	6,355
Micron Technology, Inc.†	5,706	271,320
Microsoft Corp.	44,272	6,347,277
Molson Coors Brewing Co., Class B	544	28,680
Mondelez International, Inc., Class A	1,810	94,934
Monolithic Power Systems, Inc.	139	20,839
Monster Beverage Corp.†	1,536	86,216
Moody’s Corp.	791	174,566
Morgan Stanley	33,481	1,541,800
Motorola Solutions, Inc.	3,142	522,577
MSC Industrial Direct Co., Inc., Class A	1,499	109,742
MSCI, Inc.	354	83,034
National Instruments Corp.	8,071	334,059
National Oilwell Varco, Inc.	1,534	34,699
National Retail Properties, Inc.	594	34,993
Nektar Therapeutics†	1,629	27,897
NetApp, Inc.	993	55,489
Netflix, Inc.†	162	46,560
NextEra Energy, Inc.	1,540	367,044
Noble Energy, Inc.	480	9,245
Nordstrom, Inc.	474	17,017
Norfolk Southern Corp.	969	176,358
Northern Trust Corp.	66	6,579
Northrop Grumman Corp.	851	299,960
NRG Energy, Inc.	4,473	179,457
Nu Skin Enterprises, Inc., Class A	195	8,693
Nucor Corp.	2,813	151,480
NVIDIA Corp.	4,257	855,742
NVR, Inc.†	11	40,002
O’Reilly Automotive, Inc.†	401	174,639
Occidental Petroleum Corp.	1,666	67,473
OGE Energy Corp.	1,379	59,380
Okta, Inc.†	38	4,145
Old Dominion Freight Line, Inc.	728	132,554
ON Semiconductor Corp.†	1,497	30,539
OneMain Holdings, Inc.	447	17,880
Outfront Media, Inc.	3,604	94,821
Owens Corning	468	28,679
PacWest Bancorp	4,337	160,426
Park Hotels & Resorts, Inc.	36,905	858,041
Paychex, Inc.	10,233	855,888
Paylocity Holding Corp.†	464	47,606
PayPal Holdings, Inc.†	1,339	139,390
Penske Automotive Group, Inc.	1,604	78,147
PepsiCo, Inc.	3,335	457,462
Performance Food Group Co.†	1,282	54,626
Pfizer, Inc.	51,534	1,977,360
Philip Morris International, Inc.	10,798	879,389
Phillips 66	2,602	303,966
Pinnacle West Capital Corp.	909	85,555
Pioneer Natural Resources Co.	325	39,981
Portland General Electric Co.	633	36,005
PPG Industries, Inc.	4,622	578,305
PPL Corp.	904	30,275
Procter & Gamble Co.	23,112	2,877,675
Progressive Corp.	2,795	194,811
Proofpoint, Inc.†	122	14,075
Prudential Financial, Inc.	17,061	1,554,940
Public Storage	617	137,505
PulteGroup, Inc.	1,135	44,537
Q2 Holdings, Inc.†	176	12,582
Qorvo, Inc.†	1,670	135,036
QUALCOMM, Inc.	1,577	126,854
Quest Diagnostics, Inc.	3,715	376,144

Radian Group, Inc.	1,034	25,953
Ralph Lauren Corp.	338	32,468
Raymond James Financial, Inc.	525	43,832
Raytheon Co.	1,468	311,524
Regal Beloit Corp.	1,625	120,331
Regeneron Pharmaceuticals, Inc.†	414	126,800
Regions Financial Corp.	708	11,399
Reinsurance Group of America, Inc.	140	22,746
Reliance Steel & Aluminum Co.	440	51,058
Republic Services, Inc.	980	85,760
ResMed, Inc.	596	88,160
RingCentral, Inc., Class A†	744	120,171
RLJ Lodging Trust	41,771	685,462
Robert Half International, Inc.	1,644	94,152
Rockwell Automation, Inc.	754	129,680
Rollins, Inc.	523	19,932
Roper Technologies, Inc.	1,168	393,569
Ross Stores, Inc.	1,483	162,641
RPM International, Inc.	209	15,138
Ryder System, Inc.	1,220	59,329
S&P Global, Inc.	7,350	1,896,226
salesforce.com, Inc.†	13,048	2,041,882
Sarepta Therapeutics, Inc.†	312	25,915
Scotts Miracle-Gro Co.	210	21,082
Seattle Genetics, Inc.†	790	84,846
SEI Investments Co.	747	44,760
ServiceMaster Global Holdings, Inc.†	711	28,710
ServiceNow, Inc.†	2,617	647,079
Sherwin-Williams Co.	1,188	679,916
Silicon Laboratories, Inc.†	227	24,116
Simon Property Group, Inc.	7,880	1,187,358
Sinclair Broadcast Group, Inc., Class A	2,403	95,736
Sirius XM Holdings, Inc.	120,611	810,506
Skyworks Solutions, Inc.	705	64,197
Snap, Inc., Class A†	1,891	28,478
Snap-on, Inc.	2,961	481,666
Southern Co.	873	54,702
Southwest Airlines Co.	11,648	653,802
Southwest Gas Holdings, Inc.	711	62,070
Spirit AeroSystems Holdings, Inc., Class A	730	59,729
Sprint Corp.†	67,082	416,579
Square, Inc., Class A†	283	17,385
Starbucks Corp.	1,568	132,590
Starwood Property Trust, Inc.	789	19,409
Steel Dynamics, Inc.	2,818	85,554
Stifel Financial Corp.	221	12,372
Stryker Corp.	2,251	486,824
Sunstone Hotel Investors, Inc.	12,896	174,225
Synchrony Financial	215	7,605
Synopsys, Inc.†	582	79,006
Synovus Financial Corp.	10,488	355,229
Sysco Corp.	542	43,290
T-Mobile US, Inc.†	8,175	675,745
T. Rowe Price Group, Inc.	930	107,694
Target Corp.	2,120	226,649
TCF Financial Corp.	2,418	95,729
TD Ameritrade Holding Corp.	7,604	291,842
Teledyne Technologies, Inc.†	2,845	937,712
Telephone & Data Systems, Inc.	483	12,601
Tesla, Inc.†	804	253,196
Texas Instruments, Inc.	8,375	988,166
Textron, Inc.	1,139	52,497
Thermo Fisher Scientific, Inc.	2,488	751,326
Tiffany & Co.	957	119,156
Timken Co.	104	5,096
TJX Cos., Inc.	186	10,723
Tractor Supply Co.	2,344	222,727
TransDigm Group, Inc.	152	79,995
TransUnion	1,502	124,095
Travelers Cos., Inc.	416	54,521
Trimble, Inc.†	1,054	41,991
TriNet Group, Inc.†	1,178	62,422
TripAdvisor, Inc.†	924	37,330
Twitter, Inc.†	728	21,818
Two Harbors Investment Corp.	965	13,385
Tyson Foods, Inc., Class A	775	64,162
Uber Technologies, Inc.†	2,279	71,788
UGI Corp.	7,149	340,793
Ulta Beauty, Inc.†	1,177	274,418
Umpqua Holdings Corp.	5,157	81,584
Union Pacific Corp.	2,759	456,504
United Airlines Holdings, Inc.†	5,205	472,822
United Parcel Service, Inc., Class B	4,568	526,097
United Rentals, Inc.†	345	46,082
United Technologies Corp.	961	137,980
UnitedHealth Group, Inc.	6,260	1,581,902
Universal Health Services, Inc., Class B	504	69,280
Unum Group	3,666	100,962
US Bancorp	2,818	160,682
Vail Resorts, Inc.	42	9,760
Valero Energy Corp.	2,427	235,370
Varian Medical Systems, Inc.†	377	45,545
Veeva Systems, Inc., Class A†	5,400	765,882
VEREIT, Inc.	3,336	32,826
Verint Systems, Inc.†	218	9,895
VeriSign, Inc.†	1,120	212,822
Verisk Analytics, Inc.	2,129	308,066
Verizon Communications, Inc.	38,677	2,338,798
Vertex Pharmaceuticals, Inc.†	1,936	378,449
Viacom, Inc., Class B	1,452	31,305
Visa, Inc., Class A	17,441	3,119,497
Vistra Energy Corp.	4,462	120,608
Voya Financial, Inc.	533	28,761
Vulcan Materials Co.	820	117,153
W.R. Grace & Co.	838	55,685
WABCO Holdings, Inc.†	219	29,482
Walgreens Boots Alliance, Inc.	1,245	68,201
Walmart, Inc.	1,746	204,736
Walt Disney Co.	1,618	210,211
Waste Management, Inc.	1,451	162,817
Waters Corp.†	624	132,051
Wayfair, Inc., Class A†	542	44,569
Webster Financial Corp.	2,780	122,598
WellCare Health Plans, Inc.†	208	61,693
Wells Fargo & Co.	17,876	922,938

West Pharmaceutical Services, Inc.	116	16,685
Western Alliance Bancorp	259	12,776
WestRock Co.	13,678	511,147
Wintrust Financial Corp.	1,707	108,941
Woodward, Inc.	313	33,385
Workday, Inc., Class A†	2,085	338,104
WR Berkley Corp.	317	22,158
WW Grainger, Inc.	202	62,386
Wynn Resorts, Ltd.	615	74,624
Xcel Energy, Inc.	969	61,541
Xerox Holdings Corp.	947	32,132
Xilinx, Inc.	990	89,833
XPO Logistics, Inc.†	543	41,485
Yelp, Inc.†	3,768	130,034
Yum! Brands, Inc.	4,057	412,637
Zebra Technologies Corp., Class A†	268	63,749
Zendesk, Inc.†	1,399	98,839
Zimmer Biomet Holdings, Inc.	165	22,808
Zions Bancorp NA	4,815	233,383
Zoetis, Inc.	14,235	1,820,941
Zynga, Inc., Class A†	8,747	53,969

		163,548,315

Total Common Stocks (cost $263,745,130)		270,656,890

OPTIONS - PURCHASED — 0.2%
Exchange-Traded Put Options - Purchased(1) (cost $4,258,901)	1,542	1,511,160

U.S. GOVERNMENT TREASURIES — 44.9%
United States Treasury Notes
1.63% due 08/15/2029	$30,500,000	30,317,715
2.00% due 11/15/2026	30,000,000	30,791,016
2.25% due 02/15/2027	25,000,000	26,101,563
2.25% due 08/15/2027	28,000,000	29,280,781
2.25% due 11/15/2027	20,000,000	20,927,344
2.38% due 05/15/2027	30,000,000	31,628,906
2.38% due 05/15/2029	28,308,800	30,017,280
2.63% due 02/15/2029	30,503,400	32,979,418
2.75% due 02/15/2028	25,000,000	27,137,695
2.88% due 05/15/2028	28,500,000	31,262,051
2.88% due 08/15/2028	27,930,000	30,681,541
3.13% due 11/15/2028	33,902,900	38,017,600

Total U.S. Government Treasuries (cost $333,500,567)		359,142,910

TOTAL INVESTMENTS (cost $601,504,598)	78.9%	631,310,960
Other assets less liabilities	21.1	168,483,071

NET ASSETS	100.0%	$799,794,031

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At October 31, 2019, the aggregate value of these securities was $1,197,350 representing 0.1% of net assets.

(1)	Options — Purchased:

Exchange-Traded Put Options - Purchased
Issue	Expiration Month	Strike Price	Number of Contracts	Notional Amount*	Premiums Paid	Value at October 31, 2019	Unrealized Appreciation (Depreciation)
S&P 500 Index	March 2020	2,350	1,542	468,391,752	$4,258,901	$1,511,160	$(2,747,741)

*	Notional amount is calculated by multiplying the number of contracts by the multiplier by the market value of the underlying security or index.

ADR — American Depositary Receipt

CDI — Chess Depositary Interest

CVA — Certification Van Aandelen (Dutch Cert.)

LSE — London Stock Exchange

NYSE — New York Stock Exchange

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
7	Long	Euro Stoxx 50 Index	December 2019	$273,876	$281,758	$7,882
1,292	Long	MSCI EAFE Index	December 2019	122,767,210	126,435,120	3,667,910
639	Long	S&P 500 E-Mini Index	December 2019	95,494,260	96,993,810	1,499,550
64	Short	S&P/TSX 60 Index	December 2019	9,611,469	9,571,574	39,895
239	Short	U.S. Treasury 10 Year Notes	December 2019	31,264,019	31,140,953	123,066
2	Long	Yen Denom Nikkei Index	December 2019	196,384	210,390	14,006

						$5,352,309

						Unrealized Depreciation
1	Long	FTSE 100 Index	December 2019	$94,232	$93,861	$(371)
45	Short	U.S. Treasury Ultra Bonds	December 2019	8,449,072	8,538,750	(89,678)

						$(90,049)

		Net Unrealized Appreciation (Depreciation)				$5,262,260

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Barclays Bank PLC	AUD	475,000	USD	324,528	12/18/2019	$—	$(3,299)
	GBP	313,000	USD	392,388	12/18/2019	—	(13,660)
	SGD	317,000	USD	229,227	12/18/2019	—	(3,889)
	USD	89,714	SEK	861,000	12/18/2019	—	(314)

						—	(21,162)

Citibank N.A.	USD	74,359	CAD	98,000	12/18/2019	64	—
	USD	28,696,589	EUR	25,766,075	12/18/2019	128,050	—
	USD	491,117	GBP	396,000	12/18/2019	22,604	—
	USD	61,247	JPY	6,564,000	12/18/2019	—	(293)
	USD	73,292	SGD	101,000	12/18/2019	982	—

						151,700	(293)

Deutsche Bank AG	EUR	391,000	USD	435,627	12/18/2019	—	(1,787)
	GBP	271,000	USD	335,356	12/18/2019	—	(16,206)
	NZD	54,000	USD	33,974	12/18/2019	—	(676)
	USD	14,923,224	EUR	13,500,000	12/18/2019	179,294	—

						179,294	(18,669)

JPMorgan Chase Bank	AUD	484,000	USD	331,139	12/18/2019	—	(2,899)
	CAD	12,924,540	USD	9,802,018	12/18/2019	—	(13,147)
	CHF	74,000	USD	75,139	12/18/2019	—	(136)
	EUR	341,000	USD	376,125	12/18/2019	—	(5,353)
	GBP	77,000	USD	94,240	12/18/2019	—	(5,650)
	JPY	38,312,000	USD	359,985	12/18/2019	4,211	—
	NOK	1,917,000	USD	210,446	12/18/2019	1,925	—
	NZD	128,000	USD	81,932	12/18/2019	—	(201)
	SEK	2,699,000	USD	275,419	12/18/2019	—	(4,824)
	SGD	38,000	USD	27,593	12/18/2019	—	(352)
	USD	242,700	AUD	355,000	12/18/2019	2,308	—
	USD	1,596,408	CHF	1,559,000	12/18/2019	—	(10,559)
	USD	227,466	EUR	204,000	12/18/2019	749	—
	USD	764,440	JPY	81,641,000	12/18/2019	—	(6,303)
	USD	34,301	NOK	308,000	12/18/2019	—	(799)
	USD	1,280	NZD	2,000	12/18/2019	3	—
	USD	23,863	SGD	33,000	12/18/2019	405	—

						9,601	(50,223)

Morgan Stanley And Co.	AUD	144,000	USD	97,090	12/18/2019	—	(2,294)
	CHF	422,000	USD	428,585	12/18/2019	—	(682)
	GBP	135,000	USD	167,023	12/18/2019	—	(8,109)
	JPY	298,000	USD	2,816	12/18/2019	48	—
	NOK	1,305,000	USD	145,429	12/18/2019	3,478	—
	USD	23,641	NZD	37,000	12/18/2019	101	—
	USD	35,794	SEK	342,000	12/18/2019	—	(283)

						3,627	(11,368)

UBS AG	USD	211,957	SEK	2,055,000	12/18/2019	1,419	—

Net Unrealized Appreciation (Depreciation)						$345,641	$(101,715)

AUD — Australian Dollar

CAD — Canada Dollar

CHF — Swiss Franc

EUR — Euro Currency

GBP — British Pound Sterling

JPY — Japanese Yen

NOK — Norwegian Krone

NZD — New Zealand Dollar

SEK — Swedish Krona

SGD — Singapore Dollar

USD — United States Dollar

Industry Allocation*
United States Treasury Notes	44.9%
Medical-Drugs	3.0
Applications Software	1.4
Oil Companies-Integrated	1.3
Cosmetics & Toiletries	1.1
Diversified Banking Institutions	1.1
Banks-Commercial	1.0
Telephone-Integrated	0.9
Insurance-Life/Health	0.9
Finance-Credit Card	0.8
Computers	0.7
Electric-Integrated	0.7
E-Commerce/Products	0.7
Real Estate Investment Trusts	0.7
Aerospace/Defense	0.7
Web Portals/ISP	0.7
Medical-Biomedical/Gene	0.7
Auto-Cars/Light Trucks	0.7
Medical Products	0.6
Chemicals-Diversified	0.5
Electronic Components-Semiconductors	0.5
Commercial Services-Finance	0.5
Internet Content-Entertainment	0.5
Insurance-Property/Casualty	0.5
Retail-Restaurants	0.5
Tobacco	0.5
Medical-HMO	0.4
Food-Misc./Diversified	0.4
Machinery-General Industrial	0.4
Cellular Telecom	0.4
Retail-Building Products	0.4
Airlines	0.4
Insurance-Multi-line	0.3
Chemicals-Specialty	0.3
Transport-Rail	0.3
Diversified Minerals	0.3
Industrial Gases	0.3
Electronic Security Devices	0.3
Commercial Services	0.2
Diversified Manufacturing Operations	0.2
Transport-Services	0.2
Diagnostic Equipment	0.2
Beverages-Wine/Spirits	0.2
Textile-Apparel	0.2
Options Purchased	0.2
Enterprise Software/Service	0.2
Web Hosting/Design	0.2
Cable/Satellite TV	0.2
Aerospace/Defense-Equipment	0.2
Oil Refining & Marketing	0.2
Oil Companies-Exploration & Production	0.2
Beverages-Non-alcoholic	0.2
Semiconductor Equipment	0.2
Metal-Diversified	0.2
Building & Construction-Misc.	0.2
Multimedia	0.2
Containers-Paper/Plastic	0.2
Human Resources	0.2
Semiconductor Components-Integrated Circuits	0.2
Food-Retail	0.1
E-Commerce/Services	0.1
Computer Services	0.1
Retail-Discount	0.1
Data Processing/Management	0.1
Banks-Super Regional	0.1
Instruments-Controls	0.1
Telecom Services	0.1
Casino Services	0.1
Apparel Manufacturers	0.1
Building Products-Cement	0.1
Advertising Agencies	0.1
Brewery	0.1
Building-Heavy Construction	0.1
Coatings/Paint	0.1
Medical Instruments	0.1
Electronic Measurement Instruments	0.1
Gas-Distribution	0.1
Distribution/Wholesale	0.1
Airport Development/Maintenance	0.1
Insurance Brokers	0.1
Investment Companies	0.1
Engineering/R&D Services	0.1
Office Automation & Equipment	0.1
Electric-Generation	0.1
Auto-Heavy Duty Trucks	0.1
Athletic Footwear	0.1
Finance-Leasing Companies	0.1
Hotels/Motels	0.1
Agricultural Chemicals	0.1
Computer Aided Design	0.1
Wireless Equipment	0.1
Medical-Wholesale Drug Distribution	0.1
Soap & Cleaning Preparation	0.1
Tools-Hand Held	0.1
Pharmacy Services	0.1
Medical Labs & Testing Services	0.1
Computers-Periphery Equipment	0.1
Consulting Services	0.1
Gold Mining	0.1
Finance-Investment Banker/Broker	0.1
Medical-Hospitals	0.1
Computer Data Security	0.1
Security Services	0.1

78.9%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2019 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
United Kingdom	$13,896,400	223	$—	13,896,623
Other Countries	256,760,267	—	—	256,760,267
U.S. Government Treasuries	—	359,142,910	—	359,142,910
Options-Purchased	1,511,160	—	—	1,511,160

Total Investments at Value	$272,167,827	$359,143,133	$—	$631,310,960

Other Financial Instruments:+
Futures Contracts	$5,352,309	$—	$—	$5,352,309
Forward Foreign Currency Contracts	—	345,641	—	345,641

	$5,352,309	$345,641	$—	$5,697,950

LIABILITIES:
Other Financial Instruments:+
Futures Contracts	$90,049	$—	$—	$90,049
Forward Foreign Currency Contracts	—	101,715	—	101,715

	$90,049	$101,715	$—	$191,764

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Columbia Technology Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2019 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 96.8%
Applications Software — 7.9%
Cerence, Inc.†	26,898	$416,919
Linx SA ADR†	42,439	364,975
Microsoft Corp.	17,700	2,537,649
Nuance Communications, Inc.†	102,588	1,674,236
salesforce.com, Inc.†	8,283	1,296,207
TeamViewer AG†	12,602	332,542

		6,622,528

Commercial Services-Finance — 2.1%
Euronet Worldwide, Inc.†	2,323	325,383
Finablr PLC†*	312,351	636,037
Global Payments, Inc.	4,941	835,918

		1,797,338

Computer Aided Design — 4.0%
Synopsys, Inc.†	25,076	3,404,067

Computer Data Security — 2.7%
ForeScout Technologies, Inc.†	11,030	339,283
Fortinet, Inc.†	22,232	1,813,242
Ping Identity Holding Corp.†	8,114	135,585

		2,288,110

Computer Services — 0.8%
Genpact, Ltd.	17,100	669,807

Computer Software — 1.7%
Cornerstone OnDemand, Inc.†	7,785	455,967
Splunk, Inc.†	3,283	393,829
TiVo Corp.	73,300	596,662

		1,446,458

Computers — 5.7%
Apple, Inc.	16,778	4,173,695
Dell Technologies, Inc., Class C†	12,000	634,680

		4,808,375

Computers-Memory Devices — 4.4%
NetApp, Inc.	33,500	1,871,980
Western Digital Corp.	34,700	1,792,255

		3,664,235

Data Processing/Management — 2.9%
Fidelity National Information Services, Inc.	10,300	1,357,128
Fiserv, Inc.†	10,100	1,072,014

		2,429,142

E-Commerce/Services — 0.4%
Booking Holdings, Inc.†	160	327,803

Educational Software — 0.4%
Arco Platform, Ltd., Class A†	7,929	329,053

Electronic Components-Misc. — 1.4%
Advanced Energy Industries, Inc.†	14,300	845,130
SMART Global Holdings, Inc.†	9,818	291,595

		1,136,725

Electronic Components-Semiconductors — 22.6%
Broadcom, Inc.	14,263	4,176,920
Infineon Technologies AG	93,100	1,804,434
Inphi Corp.†	13,407	963,695
Intel Corp.	3,200	180,896
Marvell Technology Group, Ltd.	108,591	2,648,534
Mellanox Technologies, Ltd.†	10,700	1,205,890
Micron Technology, Inc.†	62,533	2,973,444
ON Semiconductor Corp.†	104,347	2,128,679
Qorvo, Inc.†	12,664	1,024,011
Rambus, Inc.†	3,100	42,920
Synaptics, Inc.†	35,401	1,490,736
Xperi Corp.	20,267	411,521

		19,051,680

Enterprise Software/Service — 2.6%
Oracle Corp.	26,500	1,443,985
SailPoint Technologies Holding, Inc.†	16,050	310,728
Verint Systems, Inc.†	10,000	453,900

		2,208,613

Entertainment Software — 1.8%
Activision Blizzard, Inc.	24,571	1,376,713
Sciplay Corp., Class A†	17,554	169,747

		1,546,460

Finance-Credit Card — 4.3%
Pagseguro Digital, Ltd., Class A†	19,820	734,926
Visa, Inc., Class A	16,300	2,915,418

		3,650,344

Internet Content-Information/News — 0.3%
Tencent Holdings, Ltd. ADR	5,400	218,700

Internet Infrastructure Software — 0.6%
F5 Networks, Inc.†	3,500	504,280

Internet Security — 2.9%
Palo Alto Networks, Inc.†	7,000	1,591,730
Symantec Corp.	35,400	809,952

		2,401,682

Machinery-Electrical — 0.1%
Bloom Energy Corp. Class A†	27,000	82,620

Networking Products — 1.9%
Arista Networks, Inc.†	2,723	665,964
LogMeIn, Inc.	10,660	700,149
Telefonaktiebolaget LM Ericsson ADR	27,300	238,056

		1,604,169

Schools — 0.6%
Afya, Ltd., Class A†	19,356	522,612

Semiconductor Components-Integrated Circuits — 2.6%
Cypress Semiconductor Corp.	23,447	545,612
NXP Semiconductors NV	14,200	1,614,256

		2,159,868

Semiconductor Equipment — 14.3%
Applied Materials, Inc.	48,300	2,620,758
Lam Research Corp.	24,490	6,637,769
Teradyne, Inc.	46,303	2,834,670

		12,093,197

Telecommunication Equipment — 0.4%
CommScope Holding Co., Inc.†	14,700	164,640
Plantronics, Inc.	5,000	197,100

		361,740

Web Hosting/Design — 0.5%
GoDaddy, Inc., Class A†	6,293	409,234

Web Portals/ISP — 6.6%
Alphabet, Inc., Class A†	2,650	3,335,820
Alphabet, Inc., Class C†	1,778	2,240,476

		5,576,296

Wireless Equipment — 0.3%
Cambium Networks Corp.†	26,900	235,644

Total Long-Term Investment Securities (cost $61,260,653)		81,550,780

REPURCHASE AGREEMENTS — 3.6%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.25%, dated 10/31/2019, to be repurchased 11/01/2019 in the amount $3,035,000 collateralized by $3,121,607 of United States Treasury Notes, bearing interest at 2.00% due 11/25/2026 and having an approximate value of $3,121,607 (cost $3,057,000)	$3,057,000	3,057,000

TOTAL INVESTMENTS (cost $64,317,653)	100.4%	84,607,780
Liabilities in excess of other assets	(0.4)	(298,458)

NET ASSETS	100.0%	$84,309,322

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At October 31, 2019, the aggregate value of these securities was $636,037 representing 0.8% of net assets.

ADR	— American Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2019 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$81,550,780	$—	$—	$81,550,780
Repurchase Agreements	—	3,057,000	—	3,057,000

Total Investments at Value	$81,550,780	$3,057,000	$—	$84,607,780

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA DFA Ultra Short Bond Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2019 —

(unaudited)

Security Description	Principal Amount	Value (Note 1)

U.S. CORPORATE BONDS & NOTES — 10.1%
Auto-Cars/Light Trucks — 3.0%
Toyota Motor Credit Corp. Senior Notes 2.20% due 01/10/2020	$4,192,000	$4,194,431
Toyota Motor Credit Corp. FRS Senior Notes 2.75% (3 ML+0.15%) due 10/09/2020	2,000,000	2,001,878
Toyota Motor Credit Corp. FRS Senior Notes 2.88% (3 ML+0.10%) due 01/10/2020	4,000,000	4,000,620
Toyota Motor Credit Corp. FRS Senior Notes 2.88% (3 ML+0.28%) due 04/13/2021	300,000	300,355
Toyota Motor Credit Corp. FRS Senior Notes 3.34% (3 ML+0.54%) due 01/08/2021	1,141,000	1,146,168

		11,643,452

Computers — 0.9%
Apple, Inc. Senior Notes 1.80% due 11/13/2019	2,691,000	2,691,065
Apple, Inc. FRS Senior Notes 2.41% (3 ML+0.07%) due 05/11/2020	815,000	815,228

		3,506,293

Food-Misc./Diversified — 0.3%
Nestle Holdings, Inc. Company Guar. Notes 2.13% due 01/14/2020	1,000,000	1,000,218

Insurance-Reinsurance — 0.6%
Berkshire Hathaway Finance Corp. FRS Company Guar. Notes 2.65% (3 ML + 0.32%) due 01/10/2020	650,000	650,455
Berkshire Hathaway Finance Corp. FRS Company Guar. Notes 2.73% (3 ML + 0.32%) due 01/10/2020	1,585,000	1,586,109

		2,236,564

Medical-Drugs — 3.9%
Merck & Co., Inc. Senior Notes 1.85% due 02/10/2020	1,000,000	1,000,012
Merck & Co., Inc. FRS Senior Notes 2.56% (3 ML+0.38%) due 02/10/2020	2,508,000	2,510,216
Merck & Co., Inc. FRS Senior Notes 3.07% (3 ML+0.38%) due 02/10/2020	2,056,000	2,057,816
Novartis Capital Corp. Company Guar. Notes 1.80% due 02/14/2020	491,000	490,908
Novartis Capital Corp. Company Guar. Notes 4.40% due 04/24/2020	958,000	969,426
Novartis Finance Corp. 1.97% due 12/02/2019	8,000,000	7,988,558

		15,016,936

Networking Products — 0.2%
Cisco Systems, Inc. Senior Notes 4.45% due 01/15/2020	716,000	719,730

Oil Companies-Integrated — 0.1%
Chevron Corp. FRS Senior Notes 2.83% (3 ML+0.21%) due 03/03/2020	500,000	500,570

Retail-Discount — 1.1%
Walmart, Inc. FRS Senior Notes 2.36% (3 ML+0.04%) due 06/23/2020	1,500,000	1,500,269
Walmart, Inc. FRS Senior Notes 2.64% (3 ML+0.04%) due 06/23/2020	900,000	900,162
Walmart, Inc. Senior Notes 2.85% due 06/23/2020	1,656,000	1,667,841

		4,068,272

Total U.S. Corporate Bonds & Notes (cost $38,659,817)		38,692,035

FOREIGN CORPORATE BONDS & NOTES — 25.2%
Banks-Commercial — 10.5%
Australia & New Zealand Banking Group, Ltd. Senior Notes 2.25% due 12/19/2019*	4,550,000	4,552,175
Bank of Montreal FRS Senior Notes 2.77% (3 ML+0.44%) due 06/15/2020	2,986,000	2,992,957
Bank of Montreal Senior Notes 3.10% due 07/13/2020	1,000,000	1,008,645
Canadian Imperial Bank of Commerce FRS Senior Notes 2.89% (3 ML + 0.32%) due 02/02/2021	4,000,000	4,007,480

Canadian Imperial Bank of Commerce FRS Senior Notes 3.05% (3 ML + 0.32%) due 02/02/2021	400,000	400,748
Cooperatieve Rabobank UA Senior Notes 2.25% due 01/14/2020	1,300,000	1,300,793
Cooperatieve Rabobank UA Senior Notes 4.75% due 01/15/2020	900,000	904,934
Dexia Credit Local SA Government Guar. Notes 1.88% due 01/29/2020	7,000,000	6,999,425
National Australia Bank, Ltd. Senior Notes 2.25% due 01/10/2020	500,000	500,337
National Australia Bank, Ltd. FRS Senior Notes 2.30% (3 ML+0.59%) due 01/10/2020*	1,000,000	1,001,131
Royal Bank of Canada Senior Notes 2.13% due 03/02/2020	1,300,000	1,300,985
Royal Bank of Canada Senior Notes 2.15% due 03/06/2020	1,840,000	1,841,504
Royal Bank of Canada Senior Notes 2.15% due 10/26/2020	2,217,000	2,223,374
Royal Bank of Canada FRS Senior Notes 2.40% (3 ML+0.38%) due 03/02/2020	923,000	923,906
Royal Bank of Canada FRS Senior Notes 2.83% (3 ML+0.24%) due 10/26/2020	954,000	956,190
Royal Bank of Canada FRS Senior Notes 2.97% (3 ML+0.39%) due 04/30/2021	2,111,000	2,117,411
Royal Bank of Canada FRS Senior Notes 3.14% (3 ML+0.39%) due 04/30/2021	400,000	401,215
Toronto-Dominion Bank FRS Senior Notes 2.59% (3 ML+0.26%) due 09/17/2020	300,000	300,531
Toronto-Dominion Bank FRS Senior Notes 2.87% (3 ML+0.26%) due 09/17/2020	1,200,000	1,202,124
Toronto-Dominion Bank Senior Notes 3.00% due 06/11/2020	2,175,000	2,190,100
Toronto-Dominion Bank FRS Senior Notes 3.01% (3 ML+0.24%) due 01/25/2021	2,000,000	2,001,726
Toronto-Dominion Bank FRS Senior Notes 3.05% (3 ML+0.26%) due 09/17/2020	802,000	803,419

		39,931,110

Banks-Export/Import — 2.0%
Export Development Canada Senior Notes 2.30% due 02/10/2020*	7,480,000	7,487,565

Banks-Special Purpose — 5.2%
BNG Bank NV Senior Notes 1.75% due 03/24/2020	2,300,000	2,298,523
BNG Bank NV Senior Notes 2.50% due 02/28/2020	1,692,000	1,694,751
BNG Bank NV FRS Senior Notes 2.54% (3 ML+0.10%) due 07/14/2020*	3,000,000	3,001,812
KFW Government Guar. Notes 1.50% due 04/20/2020	5,000,000	4,992,901
KFW Government Guar. Notes 4.00% due 01/27/2020	200,000	200,994
Landwirtschaftliche Rentenbank Government Guar. Notes 1.88% due 01/22/2020	1,500,000	1,499,886
Nederlandse Waterschapsbank NV Senior Notes 1.63% due 03/04/2020	1,000,000	999,006
Nederlandse Waterschapsbank NV FRS Senior Notes 2.68% (3 ML+0.03%) due 02/24/2020*	2,000,000	2,000,228
NRW Bank FRS Government Guar. Notes 2.78% (3 ML+0.04%) due 02/08/2021	1,000,000	999,370
Oesterreichische Kontrollbank AG Government Guar. Notes 1.75% due 01/24/2020	2,206,000	2,205,691

		19,893,162

Diversified Banking Institutions — 0.8%
Bank of Nova Scotia Senior Notes 2.35% due 10/21/2020	255,000	256,225

Bank of Nova Scotia FRS Senior Notes 3.09% (3 ML+0.29%) due 01/08/2021	2,800,000	2,805,088

		3,061,313

Oil Companies-Integrated — 2.4%
Shell International Finance BV Company Guar. Notes 2.13% due 05/11/2020	3,000,000	3,005,128
Shell International Finance BV Company Guar. Notes 2.25% due 11/10/2020	1,705,000	1,710,990
Shell International Finance BV FRS Company Guar. Notes 2.99% (3 ML+0.45%) due 05/11/2020	1,200,000	1,202,690
Shell International Finance BV FRS Company Guar. Notes 3.07% (3 ML+0.45%) due 05/11/2020	600,000	601,345
Statoil ASA Company Guar. Notes 2.25% due 11/08/2019	1,690,000	1,689,988
Total Capital SA Company Guar. Notes 4.45% due 06/24/2020	997,000	1,013,344

		9,223,485

SupraNational Banks — 3.5%
African Development Bank Senior Notes 1.88% due 03/16/2020	3,700,000	3,699,534
Council of Europe Development Bank Senior Notes 1.63% due 03/10/2020	1,000,000	999,171
Council of Europe Development Bank Senior Notes 1.88% due 01/27/2020	3,000,000	2,999,850
EUROFIMA Senior Notes 1.75% due 05/29/2020	594,000	593,287
European Investment Bank Senior Notes 1.25% due 12/16/2019	1,000,000	999,160
Inter-American Development Bank FRS Senior Notes 3.01% (3 ML+0.22%) due 10/15/2020	2,500,000	2,504,950
Nordic Investment Bank Senior Notes 2.50% due 04/28/2020	1,500,000	1,504,307

		13,300,259

Winding-Up Agency — 0.5%
FMS Wertmanagement Government Guar. Notes 1.75% due 01/24/2020	500,000	499,845
FMS Wertmanagement Government Guar. Notes 2.25% due 02/03/2020	1,600,000	1,601,152

		2,100,997

Total Foreign Corporate Bonds & Notes (cost $94,780,622)		94,997,891

FOREIGN GOVERNMENT OBLIGATIONS — 11.2%
Banks-Special Purpose — 0.5%
Agence Francaise de Developpement Senior Notes 1.63% due 01/21/2020	1,710,000	1,708,694

Regional Agencies — 4.2%
Kommunekredit Senior Notes 1.63% due 06/12/2020	3,702,000	3,695,299
Kommunekredit Senior Notes 1.75% due 01/10/2020	2,000,000	1,999,368
Kommuninvest I Sverige AB Government Guar. Notes 1.75% due 03/19/2020	2,056,000	2,055,009
Kommuninvest I Sverige AB Government Guar. Notes 2.00% due 11/12/2019	4,850,000	4,850,194
Municipality Finance PLC Government Guar. Notes 1.50% due 03/23/2020	568,000	567,063
Municipality Finance PLC FRS Government Guar. Notes 2.69% (3 ML + 0.05%) due 02/17/2021	2,000,000	2,000,080
Municipality Finance PLC FRS Government Guar. Notes 2.76% (3 ML+0.17%) due 02/07/2020	870,000	870,313

		16,037,326

Regional Authority — 4.6%
Province of Alberta, Canada Senior Notes 1.90% due 12/06/2019	6,200,000	6,198,636
Province of Ontario, Canada Senior Notes 1.88% due 05/21/2020	2,000,000	1,999,334

Province of Ontario, Canada Senior Notes 4.40% due 04/14/2020	6,442,000	6,514,147
State of North Rhine-Westphalia, Germany Senior Notes 1.63% due 01/22/2020	3,000,000	2,997,786

		17,709,903

Sovereign Agency — 2.1%
Caisse d’Amortissement de la Dette Sociale Senior Notes 1.88% due 01/13/2020	500,000	499,921
Kommunalbanken AS Senior Notes 2.50% due 04/17/2020*	300,000	300,786
Kommunalbanken AS FRS Senior Notes 2.64% (3 ML+0.04%) due 03/12/2021	4,000,000	3,999,116
Kommunalbanken AS FRS Senior Notes 2.64% (3 ML+0.04%) due 03/12/2021*	1,000,000	999,779
Kommunalbanken AS FRS Senior Notes 2.94% (3 ML+0.33%) due 06/16/2020	1,000,000	1,002,030
Kommunalbanken AS FRS Senior Notes 2.94% (3 ML+0.33%) due 06/16/2020*	1,286,000	1,288,611

		8,090,243

SupraNational Banks — 0.2%
European Bank for Reconstruction & Development Senior Notes 1.75% due 11/26/2019	600,000	599,922

Total Foreign Government Obligations (cost $44,072,995)		44,146,088

U.S. GOVERNMENT AGENCIES — 0.9%
Federal Farm Credit Bank FRS 2.52% (1 ML+ 0.05%) due 04/16/2021 (cost $3,200,000)	3,200,000	3,197,114

U.S. GOVERNMENT TREASURIES — 8.5%
United States Treasury Notes FRS 2.13% (3 M USBMMY + 0.22%) due 07/31/2021	8,000,000	7,998,780
2.39% (3 M USBMMY+0.14%) due 04/30/2021	3,000,000	2,996,147
2.43% (3 M USBMMY + 0.12%) due 01/31/2021	2,000,000	1,997,807
2.45% (3 M USBMMY+0.14%) due 04/30/2021	1,000,000	998,716
2.46% (3 M USBMMY+0.14%) due 04/30/2021	3,500,000	3,495,505
2.49% (3 M USBMMY+0.14%) due 04/30/2021	1,000,000	998,716
2.51% (3 M USBMMY+0.14%) due 04/30/2021	14,000,000	13,982,019

Total U.S. Government Treasuries (cost $32,494,477)		32,467,690

Total Long-Term Investment Securities (cost $213,207,911)		213,500,818

SHORT-TERM INVESTMENT SECURITIES — 44.0%
Certificates of Deposit — 3.7%
Bank of Montreal/Chicago IL FRS 2.51% (3 ML+0.19%) due 03/03/2020	8,000,000	8,004,559
Bank of Nova Scotia FRS 2.69% (3 ML+0.05%) due 02/27/2020	2,000,000	2,000,433
Bank of Nova Scotia FRS 2.96% (3 ML+0.19%) due 03/11/2020	3,000,000	3,001,779
Bank of Nova Scotia FRS 3.07% (3 ML+0.28%) due 09/21/2020	200,000	200,280
Svenska Handelsbanken NY FRS 2.58% (3 ML+0.22%) due 01/22/2020	1,000,000	1,000,543

		14,207,594

Commercial Paper — 31.1%
3M Co. 1.86% due 11/01/2019	10,000,000	9,999,565
ASB Finance, Ltd. 2.05% due 12/20/2019*	5,000,000	4,988,215
DBS Bank, Ltd. 1.90% due 01/23/2020*	7,000,000	6,971,025
Eli Lilly & Co. 1.87% due 11/20/2019	7,000,000	6,993,778
Eli Lilly & Co. 1.88% due 11/19/2019	1,483,000	1,481,748
Erste Abwicklungsanstalt 1.78% due 11/19/2019*	4,000,000	3,996,711
Erste Abwicklungsanstalt 1.78% due 12/30/2019*	1,000,000	997,200
Erste Abwicklungsanstalt 1.87% due 02/19/2020*	5,000,000	4,972,327
European Investment Bank 1.81% due 12/17/2019	5,000,000	4,989,099
Exxon Mobil Corp. 1.89% due 12/02/2019	5,700,000	5,691,878
Exxon Mobil Corp. 1.91% due 12/04/2019	5,000,000	4,992,411
Landesbank Hessen-Thueringen Girozentrale 2.04% due 01/02/2020*	4,500,000	4,486,045
Nike, Inc. BDR 1.84% due 12/02/2019	5,000,000	4,998,464
NRW Bank 2.01% due 12/02/2019	5,000,000	4,992,222
Oesterreichische Kontrollbank AG 2.10% due 11/06/2019	5,000,000	4,998,685
Oversea-Chinese Banking Corp., Ltd. 1.97% due 11/12/2019	900,000	899,449
Oversea-Chinese Banking Corp., Ltd. 2.07% due 01/06/2020	1,000,000	996,235

Oversea-Chinese Banking Corp., Ltd. 2.12% due 01/16/2020*	3,000,000	2,987,083
Pfizer, Inc. 2.08% due 01/13/2020*	730,000	727,463
Pfizer, Inc. 2.09% due 03/05/2020*	7,500,000	7,453,380
PSP Capital, Inc. 1.80% due 01/02/2020	1,000,000	997,050
PSP Capital, Inc. 2.06% due 12/17/2019*	3,000,000	2,993,624
Sanofi 1.98% due 12/11/2019	8,000,000	7,985,058
Total Capital CDA, Ltd. 2.00% due 01/08/2020	5,000,000	4,983,335
Total Capital CDA, Ltd. 2.01% due 01/06/2020	2,000,000	1,993,534
United Overseas Bank, Ltd. 2.12% due 11/26/2019*	6,000,000	5,993,127
United Overseas Bank, Ltd. 2.14% due 01/16/2020*	500,000	498,174
United Overseas Bank, Ltd. 2.16% due 11/26/2019*	2,000,000	1,997,709
United Overseas Bank, Ltd. 2.16% due 01/07/2020*	2,500,000	2,491,982

		118,546,576

Registered Investment Companies — 0.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.75%(1)	2,301,503	2,301,503

U.S. Government Agencies — 7.3%
Federal Home Loan Bank 1.96% due 11/04/2019	15,000,000	14,997,900
1.97% due 11/27/2019	10,000,000	9,987,867
1.65% due 12/06/2019	3,000,000	2,995,129

		27,980,896

U.S. Government Treasuries — 1.3%
United States Treasury Bills 1.54% due 11/26/2019	3,000,000	2,996,792
1.64% due 12/10/2019	2,000,000	1,996,797

		4,993,589

Total Short-Term Investment Securities (cost $167,992,536)		168,030,158

TOTAL INVESTMENTS (cost $381,200,447)	99.9%	381,530,976
Other assets less liabilities	0.1	531,270

NET ASSETS	100.0%	$382,062,246

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At October 31, 2019, the aggregate value of these securities was $72,186,152 representing 18.9% of net assets.

(1)	The rate shown is the 7-day yield as of October 31, 2019.
FRS	— Floating Rate Security

The rates shown on FRS are the current interest rates at October 31, 2019 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML – 1 Month USD LIBOR

3 ML – 3 Month USD LIBOR

3 M USBMMY – 3 Month U.S. Treasury Bill Money Market Yield

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2019 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
U.S. Corporate Bonds & Notes	$—	$38,692,035	$—	$38,692,035
Foreign Corporate Bonds & Notes	—	94,997,891	—	94,997,891
Foreign Government Obligations	—	44,146,088	—	44,146,088
U.S. Government Agencies	—	3,197,114	—	3,197,114
U.S. Government Treasuries	—	32,467,690	—	32,467,690
Short-Term Investment Securities:
Registered Investment Companies	2,301,503	—	—	2,301,503
Other Short-Term Securities	—	165,728,655	—	165,728,655

Total Investments at Value	$2,301,503	$379,229,473	$—	$381,530,976

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Dogs of Wall Street Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2019 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 98.9%
Advertising Agencies — 3.2%
Omnicom Group, Inc.	148,975	$11,499,380

Aerospace/Defense — 6.4%
General Dynamics Corp.	65,318	11,548,223
Lockheed Martin Corp.	30,184	11,369,709

		22,917,932

Apparel Manufacturers — 3.4%
Ralph Lauren Corp.	126,104	12,113,550

Chemicals-Diversified — 3.5%
Dow, Inc.	251,656	12,706,111

Computer Services — 3.0%
International Business Machines Corp.	80,921	10,821,565

Consumer Products-Misc. — 3.2%
Clorox Co.	77,063	11,381,435

Data Processing/Management — 3.3%
Paychex, Inc.	142,221	11,895,364

Distribution/Wholesale — 3.7%
Fastenal Co.	368,117	13,230,125

Diversified Banking Institutions — 3.5%
JPMorgan Chase & Co.	100,213	12,518,608

Diversified Manufacturing Operations — 10.4%
3M Co.	73,178	12,073,638
Eaton Corp. PLC	143,880	12,533,387
Illinois Tool Works, Inc.	76,336	12,868,723

		37,475,748

Electric Products-Misc. — 3.4%
Emerson Electric Co.	176,189	12,359,658

Electronic Components-Semiconductors — 3.0%
Texas Instruments, Inc.	91,061	10,744,287

Food-Misc./Diversified — 3.0%
General Mills, Inc.	214,182	10,893,297

Machinery-Construction & Mining — 3.6%
Caterpillar, Inc.	94,647	13,042,357

Medical-Drugs — 3.5%
Pfizer, Inc.	328,240	12,594,569

Oil Companies-Integrated — 6.4%
Chevron Corp.	100,032	11,617,717
Exxon Mobil Corp.	168,534	11,387,842

		23,005,559

Pharmacy Services — 3.5%
CVS Health Corp.	188,361	12,505,287

Retail-Apparel/Shoe — 3.0%
Gap, Inc.	672,773	10,939,289

Retail-Auto Parts — 3.4%
Genuine Parts Co.	118,411	12,146,600

Retail-Building Products — 3.3%
Home Depot, Inc.	50,414	11,826,116

Retail-Drug Store — 3.2%
Walgreens Boots Alliance, Inc.	214,222	11,735,081

Retail-Restaurants — 3.0%
McDonald’s Corp.	55,765	10,968,976

Telephone-Integrated — 3.3%
Verizon Communications, Inc.	194,668	11,771,574

Tools-Hand Held — 3.4%
Snap-on, Inc.	74,851	12,176,012

Transport-Rail — 3.4%
Union Pacific Corp.	74,593	12,342,158

Transport-Services — 2.9%
C.H. Robinson Worldwide, Inc.	138,925	10,508,287

Total Long-Term Investment Securities (cost $338,948,553)		356,118,925

REPURCHASE AGREEMENTS — 0.9%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.25%, dated 10/31/2019, to be repurchased 11/01/2019 in the amount of $3,292,023 collateralized by $3,250,000 of United States Treasury Notes, bearing interest at 2.38% due 02/29/2024 and having an approximate value of $3,361,898 (cost $3,292,000)	$3,292,000	3,292,000

TOTAL INVESTMENTS (cost $342,240,553)	99.8%	359,410,925
Other assets less liabilities	0.2	659,501

NET ASSETS	100.0%	$360,070,426

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2019 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$356,118,925	$—	$—	$356,118,925
Repurchase Agreements	—	3,292,000	—	3,292,000

Total Investments at Value	$356,118,925	$3,292,000	$—	$359,410,925

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Emerging Markets Equity Index Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2019

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 77.2%
Argentina — 0.1%
Banco BBVA Argentina SA ADR	475	$1,663
Banco Macro SA ADR	562	12,870
Grupo Financiero Galicia SA ADR	1,291	14,924
Pampa Energia SA ADR†	719	11,195
Telecom Argentina SA ADR	994	8,946
Transportadora de Gas del Sur SA ADR	663	5,012
YPF SA ADR	2,106	19,712

		74,322

Bermuda — 0.7%
Beijing Enterprises Water Group, Ltd.	74,000	38,719
Brilliance China Automotive Holdings, Ltd.	38,000	42,093
China Gas Holdings, Ltd.	24,200	103,305
China Oriental Group Co., Ltd.	8,000	2,797
China Resources Gas Group, Ltd.	12,000	72,435
COSCO SHIPPING Ports, Ltd.	18,000	14,173
Credicorp, Ltd.	966	206,763
GOME Retail Holdings, Ltd.†	80,000	7,249
Haier Electronics Group Co., Ltd.	17,000	48,597
Kunlun Energy Co., Ltd.	40,000	37,315
Nine Dragons Paper Holdings, Ltd.	18,000	15,666
Shanghai Industrial Urban Development Group, Ltd.	2,000	250
Shenzhen International Holdings, Ltd.	11,500	23,423
Sihuan Pharmaceutical Holdings Group, Ltd.	27,000	3,549

		616,334

Brazil — 6.6%
AMBEV SA	67,300	291,653
Atacadao SA	5,000	23,825
B2W Cia Digital†	1,900	24,067
B3 SA - Brasil Bolsa Balcao	29,300	353,456
Banco Bradesco SA	17,400	142,523
Banco Bradesco SA (Preference Shares)	56,460	495,125
Banco BTG Pactual SA	2,500	40,494
Banco do Brasil SA	11,900	142,871
Banco Santander Brasil SA	5,700	66,885
BB Seguridade Participacoes SA	10,200	86,397
BR Malls Participacoes SA	9,600	36,744
Braskem SA, Class A (Preference Shares)	2,600	17,958
BRF SA†	7,400	65,521
CCR SA	15,900	65,178
Centrais Eletricas Brasileiras SA	2,700	26,633
Centrais Eletricas Brasileiras SA, Class B (Preference Shares)	2,900	29,640
Cia Brasileira de Distribuicao (Preference Shares)	2,000	41,386
Cia de Saneamento Basico do Estado de Sao Paulo	4,600	62,648
Cia Energetica de Minas Gerais (Preference Shares)	11,600	39,481
Cia Siderurgica Nacional SA	7,600	22,361
Cielo SA	15,800	29,784
Cogna Educacao	18,900	45,571
Cosan SA	1,800	25,937
Embraer SA	8,800	38,465
Energisa SA	2,200	26,287
Engie Brasil Energia SA	2,900	32,728
Equatorial Energia SA	2,200	55,887
Gerdau SA (Preference Shares)	12,700	42,529
Hypera SA	4,200	35,942
IRB Brasil Resseguros S/A	5,700	53,710
Itau Unibanco Holding SA (Preference Shares)	68,450	618,363
Itausa - Investimentos Itau SA (Preference Shares)	64,080	219,059
JBS SA	14,900	105,104
Klabin SA	8,300	32,741
Localiza Rent a Car SA	7,600	81,827
Lojas Americanas SA (Preference Shares)	9,000	44,860
Lojas Renner SA	11,000	139,197
M. Dias Branco SA	1,000	9,413
Magazine Luiza SA	8,000	89,046
Multiplan Empreendimentos Imobiliarios SA	3,500	25,492
Natura Cosmeticos SA	5,200	40,402
Notre Dame Intermedica Participacoes SA	3,700	55,355
Petrobras Distribuidora SA	4,300	30,321
Petroleo Brasileiro SA	42,000	342,451
Petroleo Brasileiro SA (Preference Shares)	58,700	444,806
Porto Seguro SA	1,100	15,744
Raia Drogasil SA	3,000	82,284
Rumo SA†	14,600	83,002
Sul America SA	3,000	36,123
Suzano SA	7,191	58,525
Telefonica Brasil SA (Preference Shares)	6,100	80,735
Tim Participacoes SA	10,000	28,475
Ultrapar Participacoes SA	8,800	41,405
Vale SA†	44,600	524,902
WEG SA	11,700	74,392

		5,765,710

Cayman Islands — 13.4%
51job, Inc. ADR†	300	23,631
58.com, Inc. ADR†	1,302	68,759
AAC Technologies Holdings, Inc.	9,500	61,830
Agile Property Holdings, Ltd.	16,000	21,644
Airtac International Group	1,000	13,715
Alibaba Group Holding, Ltd. ADR†	20,155	3,560,784
ANTA Sports Products, Ltd.	15,000	147,015
Autohome, Inc. ADR†	796	67,310
Baidu, Inc. ADR†	3,876	394,771
Chailease Holding Co., Ltd.	16,830	76,021
China Aoyuan Group, Ltd.	15,000	19,257
China Conch Venture Holdings, Ltd.	21,500	84,233
China Hongqiao Group, Ltd.	17,500	9,737
China Literature, Ltd.†*	2,600	10,236
China Medical System Holdings, Ltd.	11,000	14,964
China Mengniu Dairy Co., Ltd.	39,000	156,031
China Resources Cement Holdings, Ltd.	32,000	35,120
China Resources Land, Ltd.	40,000	170,751
China State Construction International Holdings, Ltd.	26,000	23,956
CIFI Holdings Group Co., Ltd.	32,000	21,440
Country Garden Holdings Co., Ltd.	107,000	149,113
Dali Foods Group Co., Ltd.*	27,000	18,503
ENN Energy Holdings, Ltd.	10,900	124,914
GDS Holdings, Ltd. ADR†	800	33,344
Geely Automobile Holdings, Ltd.	67,000	127,400

Haitian International Holdings, Ltd.	7,000	16,562
Hengan International Group Co., Ltd.	10,000	69,934
Huazhu Group, Ltd. ADR	1,800	68,148
iQIYI, Inc. ADR†	1,500	26,145
JD.com, Inc. ADR†	10,224	318,478
Kaisa Group Holdings, Ltd.	25,000	10,975
Kingboard Holdings, Ltd.	7,500	20,052
Kingboard Laminates Holdings, Ltd.	10,500	9,648
Kingdee International Software Group Co., Ltd.	31,000	34,102
KWG Property Holding, Ltd.	15,000	15,161
Lee & Man Paper Manufacturing, Ltd.	13,000	7,250
Li Ning Co., Ltd.	25,500	86,725
Longfor Group Holdings, Ltd.*	25,000	104,008
Meituan Dianping, Class B†	13,600	162,538
Momo, Inc. ADR	1,780	59,666
NetEase, Inc. ADR	980	280,143
New Oriental Education & Technology Group, Inc. ADR†	2,001	244,242
Nexteer Automotive Group, Ltd.	10,000	9,341
NIO, Inc. ADR†	7,500	10,875
Noah Holdings, Ltd.†	300	9,087
Semiconductor Manufacturing International Corp.†	39,000	49,721
Shenzhou International Group Holdings, Ltd.	10,500	145,522
Shimao Property Holdings, Ltd.	15,500	52,122
Shui On Land, Ltd.	19,000	3,831
SINA Corp.†	765	30,294
Sino Biopharmaceutical, Ltd.	93,500	139,845
Sunny Optical Technology Group Co., Ltd.	9,700	156,964
TAL Education Group ADR†	4,963	212,466
Tencent Holdings, Ltd.	81,000	3,316,101
Tencent Music Entertainment Group ADR†	1,000	13,840
Tingyi Cayman Islands Holding Corp.	26,000	34,640
Trip.com International, Ltd. ADR†	5,702	188,109
Uni-President China Holdings, Ltd.	15,000	15,505
Vipshop Holdings, Ltd. ADR†	5,533	63,851
Want Want China Holdings, Ltd.	69,000	58,293
Weibo Corp. ADR†	693	34,089
Wuxi Biologics Cayman, Inc.†*	7,500	88,534
Xiaomi Corp. Class B†*	46,400	52,701
Xinyi Solar Holdings, Ltd.	36,000	20,398
YY, Inc. ADR†	656	37,287
Zhen Ding Technology Holding, Ltd.	5,000	23,817
Zhongsheng Group Holdings, Ltd.	6,500	21,609

		11,757,098

Chile — 0.7%
Aguas Andinas SA, Class A	58,604	26,868
Banco de Chile	476,447	61,355
Banco de Credito e Inversiones SA	646	35,967
Banco Santander Chile	969,367	60,141
Cencosud SA	15,174	20,604
Cia Cervecerias Unidas SA	2,347	23,419
Colbun SA	117,677	20,303
Embotelladora Andina SA (Preference Shares)	4,397	12,688
Empresa Nacional de Telecomunicaciones SA†	1,590	12,437
Empresas CMPC SA	14,547	33,151
Empresas COPEC SA	4,671	41,766
Enel Americas SA	387,126	72,299
Enel Chile SA	419,655	34,513
Itau CorpBanca	181,927	1,104
Latam Airlines Group SA	4,240	46,883
SACI Falabella	10,728	54,609
Sociedad Quimica y Minera de Chile SA, Class B (Preference Shares)	1,485	39,448

		597,555

China — 8.5%
3SBio, Inc.†*	13,500	25,257
Agricultural Bank of China, Ltd.	430,000	177,247
Air China, Ltd.	22,000	19,485
Aluminum Corp. of China, Ltd.†	44,000	13,083
Anhui Conch Cement Co., Ltd.	17,000	101,857
AviChina Industry & Technology Co., Ltd.	27,000	12,783
BAIC Motor Corp., Ltd.*	14,500	9,030
Bank of China, Ltd.	1,140,000	467,001
Bank of Communications Co., Ltd.	129,000	88,239
Baozun, Inc. ADR†	400	17,408
Beijing Capital International Airport Co., Ltd.	20,000	18,964
BYD Co., Ltd.	8,000	37,673
CGN Power Co., Ltd.*	157,000	40,873
China Cinda Asset Management Co. Ltd.	76,000	15,809
China CITIC Bank Corp., Ltd.	129,000	74,905
China Coal Energy Co., Ltd.	11,000	4,394
China Communications Construction Co., Ltd.	62,000	47,236
China Communications Services Corp., Ltd.	30,000	18,568
China Construction Bank Corp.	1,380,000	1,111,263
China COSCO Holdings Co., Ltd.†	16,500	6,191
China Eastern Airlines Corp., Ltd.†	14,000	7,004
China Everbright Bank Co., Ltd.	50,000	23,035
China Evergrande Group†	26,000	63,507
China Galaxy Securities Co., Ltd.	43,500	22,261
China Huarong Asset Management Co., Ltd.*	111,000	16,432
China International Capital Corp., Ltd.*	14,400	26,352
China Life Insurance Co., Ltd.	106,000	275,959
China Longyuan Power Group Corp. Ltd.	39,000	21,103
China Merchants Bank Co., Ltd.	56,000	267,996
China Minsheng Banking Corp., Ltd.	93,500	65,508
China Molybdenum Co, Ltd.	36,000	11,394
China National Building Material Co., Ltd.	50,000	42,241
China Oilfield Services, Ltd.	16,000	22,338
China Pacific Insurance Group Co., Ltd.	37,400	136,027
China Petroleum & Chemical Corp.	356,000	204,442
China Railway Construction Corp., Ltd.	24,500	26,826
China Railway Group, Ltd.	51,000	30,785
China Railway Signal & Communication Corp., Ltd.*	15,000	8,978
China Reinsurance Group Corp.	63,000	10,291
China Resources Pharmaceutical Group, Ltd.*	15,000	13,878
China Shenhua Energy Co., Ltd.	45,000	91,540
China Southern Airlines Co., Ltd.	18,000	11,118
China Telecom Corp., Ltd.	192,000	81,838
China Tower Corp., Ltd.*	582,000	128,492

China Vanke Co., Ltd.	20,700	75,684
Chongqing Rural Commercial Bank Co., Ltd.	22,000	11,764
CITIC Securities Co., Ltd.	28,000	51,598
Country Garden Services Holdings Co., Ltd.	15,689	53,358
CRRC Corp., Ltd.	55,000	36,849
Datang International Power Generation Co., Ltd.	32,000	6,330
Dongfeng Motor Group Co., Ltd.	26,000	26,146
Future Land Development Holdings, Ltd.	22,000	23,275
Fuyao Glass Industry Group Co., Ltd.*	4,800	13,599
Genscript Biotech Corp.†	12,000	28,852
GF Securities Co., Ltd.	16,000	16,723
Great Wall Motor Co., Ltd.	35,000	28,497
Greentown Service Group Co., Ltd.	12,000	13,645
Guangzhou Automobile Group Co., Ltd.	35,200	35,263
Guangzhou R&F Properties Co., Ltd.	12,400	19,274
Guotai Junan Securities Co., Ltd.*	9,800	15,008
Haitong Securities Co., Ltd.	39,200	40,171
HengTen Networks Group, Ltd.†	172,000	2,480
Huadian Power International Corp., Ltd.	14,000	5,253
Huaneng Power International, Inc.	48,000	22,849
Huaneng Renewables Corp., Ltd.	50,000	19,143
Huatai Securities Co., Ltd.*	22,000	32,792
Industrial & Commercial Bank of China, Ltd.	941,000	677,294
Jiangsu Expressway Co., Ltd.	16,000	21,276
Jiangxi Copper Co., Ltd.	10,000	11,728
Kingsoft Corp., Ltd.†	11,000	25,409
Legend Holdings Corp.*	3,700	8,159
Logan Property Holdings Co., Ltd.	18,000	27,519
Luye Pharma Group, Ltd.*	7,500	5,561
Maanshan Iron & Steel Co., Ltd.	10,000	3,790
Meitu, Inc.†*	16,500	3,664
Metallurgical Corp of China, Ltd.	31,000	6,567
New China Life Insurance Co., Ltd.	10,900	42,496
People’s Insurance Co. Group of China, Ltd.	118,000	49,845
PetroChina Co., Ltd.	282,000	138,554
PICC Property & Casualty Co., Ltd.	96,000	121,900
Pinduoduo, Inc. ADR†	2,500	102,200
Ping An Insurance Group Co. of China, Ltd.	80,500	932,290
Postal Savings Bank of China Co., Ltd.*	113,000	72,536
Shandong Weigao Group Medical Polymer Co., Ltd.	24,000	27,596
Shanghai Electric Group Co., Ltd.	40,000	12,251
Shanghai Fosun Pharmaceutical Group Co., Ltd.	5,500	15,582
Shanghai Pharmaceuticals Holding Co., Ltd.	9,400	17,010
Sinopec Engineering Group Co., Ltd.	15,000	8,595
Sinopec Shanghai Petrochemical Co., Ltd.	36,000	10,015
Sinopharm Group Co., Ltd.	15,600	56,042
Sunac China Holdings, Ltd.	34,000	154,901
TravelSky Technology, Ltd.	16,000	36,550
Tsingtao Brewery Co., Ltd.	6,000	34,878
Weichai Power Co., Ltd.	25,000	39,497
WuXi AppTec Co., Ltd.*	900	10,877
Xinjiang Goldwind Science & Technology Co., Ltd.	6,200	7,414
Yanzhou Coal Mining Co., Ltd.	18,000	18,308
Yihai International Holding, Ltd.	6,000	40,888
Yuzhou Properties Co., Ltd.	15,000	6,355
Zhaojin Mining Industry Co., Ltd.	6,500	7,225
Zhejiang Expressway Co., Ltd.	16,000	13,129
ZhongAn Online P&C Insurance Co., Ltd.†*	2,500	8,359
Zhuzhou CRRC Times Electric Co., Ltd.	7,200	26,784
Zijin Mining Group Co., Ltd.	70,000	24,209
ZTE Corp.†	9,400	26,391
ZTO Express Cayman, Inc. ADR	4,200	92,400

		7,441,208

Colombia — 0.3%
Bancolombia SA	3,019	36,710
Bancolombia SA (Preference Shares)	6,129	80,003
Cementos Argos SA	5,365	12,111
Ecopetrol SA	64,581	58,085
Grupo Argos SA	3,056	16,546
Grupo Aval Acciones y Valores (Preference Shares)	45,394	18,601
Grupo de Inversiones Suramericana SA	3,306	33,451
Grupo de Inversiones Suramericana SA (Preference Shares)	1,290	11,824
Interconexion Electrica SA ESP	5,807	33,502

		300,833

Czech Republic — 0.1%
CEZ AS	2,231	50,893
Komercni banka AS	898	30,354
Moneta Money Bank AS*	3,420	11,366

		92,613

Greece — 0.3%
Alpha Bank AE†	16,962	36,152
Eurobank Ergasias SA†	28,892	29,259
Hellenic Telecommunications Organization SA	3,407	51,678
JUMBO SA	1,601	31,248
Motor Oil Hellas Corinth Refineries SA	642	15,853
National Bank of Greece SA†	6,024	20,424
OPAP SA	3,239	35,221

		219,835

Hong Kong — 2.8%
Alibaba Health Information Technology, Ltd.†	46,000	46,435
Alibaba Pictures Group, Ltd.†	180,000	29,633
Beijing Enterprises Holdings, Ltd.	7,000	33,008
BYD Electronic International Co., Ltd.	6,500	11,215
China Education Group Holdings, Ltd.	6,000	8,989
China Everbright International, Ltd.	48,000	36,325
China Everbright, Ltd.	12,000	17,825
China First Capital Group, Ltd.†	22,000	6,261
China Jinmao Holdings Group, Ltd.	70,000	46,721
China Merchants Port Holdings Co., Ltd.	18,000	28,208
China Mobile, Ltd.	87,000	708,351
China Overseas Land & Investment, Ltd.	56,000	177,234
China Power International Development, Ltd.	35,000	7,325

China Resources Beer Holdings Co., Ltd.	20,000	102,987
China Resources Power Holdings Co., Ltd.	24,000	30,230
China Taiping Insurance Holdings Co., Ltd.	21,600	48,790
China Traditional Chinese Medicine Holdings Co., Ltd.	16,000	7,167
China Unicom Hong Kong, Ltd.	86,000	85,276
CITIC, Ltd.	84,000	110,414
CNOOC, Ltd.	251,000	376,695
CSPC Pharmaceutical Group, Ltd.	62,000	159,432
Far East Horizon, Ltd.	26,000	24,653
Fosun International, Ltd.	33,500	43,949
Fullshare Holdings, Ltd.†	70,000	1,769
Guangdong Investment, Ltd.	42,000	91,118
Hua Hong Semiconductor, Ltd.*	4,000	8,076
Hutchison China MediTech, Ltd. ADR†	600	11,340
Lenovo Group, Ltd.	100,000	69,934
MMG, Ltd.†	20,000	4,186
Shanghai Industrial Holdings, Ltd.	2,000	3,726
Shenzhen Investment, Ltd.	40,000	15,773
Sino-Ocean Land Holdings, Ltd.	31,500	11,618
Sinotruk Hong Kong, Ltd.	8,000	12,129
SSY Group, Ltd.	14,000	11,720
Sun Art Retail Group, Ltd.	28,000	28,622
Towngas China Co., Ltd.	9,000	6,949
Yuexiu Property Co., Ltd.	90,000	19,870

		2,443,953

Hungary — 0.3%
MOL Hungarian Oil & Gas PLC	5,029	49,708
OTP Bank PLC	3,139	144,587
Richter Gedeon Nyrt	1,404	26,021

		220,316

India — 2.6%
Axis Bank, Ltd. GDR	5,223	271,074
Dr. Reddy’s Laboratories, Ltd. ADR	618	24,195
GAIL India, Ltd. GDR	1,894	21,876
HDFC Bank, Ltd. ADR	1,024	62,556
ICICI Bank, Ltd. ADR	15,774	205,535
Infosys, Ltd. ADR	48,463	464,760
Larsen & Toubro, Ltd. GDR	6,624	139,766
Mahindra & Mahindra, Ltd. GDR	8,562	73,205
Reliance Industries, Ltd. GDR*	20,160	827,568
State Bank of India GDR†	1,941	84,045
Tata Motors, Ltd. ADR†	824	9,954
Vedanta, Ltd. ADR	2,524	21,050
Wipro, Ltd. ADR	11,420	45,452

		2,251,036

Indonesia — 1.7%
Adaro Energy Tbk PT	127,000	11,852
Astra International Tbk PT	275,400	136,356
Bank Central Asia Tbk PT	141,900	317,928
Bank Mandiri Persero Tbk PT	258,000	129,120
Bank Negara Indonesia Persero Tbk PT	100,900	55,169
Bank Rakyat Indonesia Persero Tbk PT	786,900	236,008
Bank Tabungan Negara Persero Tbk PT	26,500	3,511
Barito Pacific Tbk PT	293,500	19,864
Bumi Serpong Damai Tbk PT†	52,500	5,292
Charoen Pokphand Indonesia Tbk PT	93,500	41,964
Gudang Garam Tbk PT	7,500	29,974
Hanjaya Mandala Sampoerna Tbk PT	157,000	23,823
Indah Kiat Pulp and Paper Corp. PT	29,600	15,341
Indocement Tunggal Prakarsa Tbk PT	22,900	32,628
Indofood CBP Sukses Makmur Tbk PT	28,300	23,437
Indofood Sukses Makmur Tbk PT	51,000	27,976
Jasa Marga Persero Tbk PT	19,400	7,532
Kalbe Farma Tbk PT	229,600	26,089
Pabrik Kertas Tjiwi Kimia Tbk PT	13,800	10,396
Pakuwon Jati Tbk PT	170,800	7,605
Perusahaan Gas Negara Persero Tbk PT	124,000	18,639
Semen Indonesia Persero Tbk PT	36,800	33,164
Surya Citra Media Tbk PT	44,500	3,868
Telekomunikasi Indonesia Persero Tbk PT	691,500	202,470
Unilever Indonesia Tbk PT	24,400	76,006
United Tractors Tbk PT	19,500	30,111

		1,526,123

Jersey — 0.1%
WNS Holdings, Ltd. ADR†	651	40,258

Luxembourg — 0.1%
Globant SA†	485	45,231
Reinet Investments SCA	1,688	31,678

		76,909

Malaysia — 1.6%
AirAsia Bhd†	13,500	6,171
AMMB Holdings Bhd	18,000	17,188
Axiata Group Bhd	33,500	34,474
British American Tobacco Malaysia Bhd	2,200	9,909
CIMB Group Holdings Bhd	65,600	82,422
Dialog Group Bhd	40,900	34,063
DiGi.Com Bhd	41,800	47,017
Fraser & Neave Holdings Bhd	1,900	15,724
Gamuda Bhd	18,500	16,559
Genting Bhd	26,600	36,986
Genting Malaysia Bhd	33,800	25,966
HAP Seng Consolidated Bhd	11,600	27,706
Hartalega Holdings Bhd	17,500	22,029
Hong Leong Bank Bhd	9,700	39,975
Hong Leong Financial Group Bhd	2,500	10,422
IHH Healthcare Bhd	26,800	36,558
IJM Corp. BHD	28,500	14,664
IOI Corp. Bhd	23,400	24,472
Kuala Lumpur Kepong Bhd	6,400	33,175
Malayan Banking Bhd	57,100	117,521
Malaysia Airports Holdings Bhd	11,000	20,850
Maxis Bhd	27,400	35,344
MISC BHD	10,900	21,730
Nestle Malaysia Bhd	1,200	41,556
Petronas Chemicals Group Bhd	32,900	58,816
Petronas Dagangan Bhd	2,100	11,841
Petronas Gas Bhd	9,000	35,841
PPB Group Bhd	7,800	33,787
Press Metal Aluminium Holdings Bhd	12,800	14,581
Public Bank Bhd	44,500	216,190
QL Resources Bhd	7,400	12,893
RHB Bank Bhd	11,400	15,687
Sime Darby Bhd	29,400	15,972
Sime Darby Plantation Bhd	24,400	28,671
Sime Darby Property Bhd	10,400	1,804

SP Setia Bhd	11,500	3,330
Telekom Malaysia Bhd	9,200	8,279
Tenaga Nasional Bhd	43,000	142,630
Top Glove Corp. Bhd	16,900	17,594
Westports Holdings Bhd	7,000	7,170
YTL Corp.	23,400	4,872

		1,402,439

Mexico — 2.2%
Alfa SAB de CV, Class A	39,700	34,548
Alsea SAB de CV†	5,600	14,905
America Movil SAB de CV, Series L	474,200	375,436
Arca Continental SAB de CV	7,200	40,243
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand	22,800	30,674
Cemex SAB de CV CPO	207,300	77,913
Coca-Cola Femsa SAB de CV	7,200	39,615
El Puerto de Liverpool SAB de CV, Class C1	2,300	11,719
Fibra Uno Administracion SA de CV	42,000	63,841
Fomento Economico Mexicano SAB de CV	28,600	254,221
Gruma SAB de CV, Class B	2,850	29,822
Grupo Aeroportuario del Pacifico SAB de CV, Class B	5,100	53,456
Grupo Aeroportuario del Sureste SAB de CV, Class B	2,905	47,570
Grupo Bimbo SAB de CV, Class A	24,300	45,350
Grupo Carso SAB de CV, Class A1	5,700	19,023
Grupo Financiero Banorte SAB de CV, Class O	36,400	199,025
Grupo Financiero Inbursa SAB de CV, Class O	31,300	38,937
Grupo Mexico SAB de CV, Class B	48,000	126,734
Grupo Televisa SAB CPO	31,800	70,274
Industrias Penoles SAB de CV	1,360	16,197
Infraestructura Energetica Nova SAB de CV†	7,000	30,931
Kimberly-Clark de Mexico SAB de CV, Class A	25,700	51,636
Megacable Holdings SA de CV	3,200	13,137
Orbia Advance Corp SAB de CV	12,800	27,707
Promotora y Operadora de Infraestructura SAB de CV	3,170	29,305
Wal-Mart de Mexico SAB de CV	74,300	222,670

		1,964,889

Netherlands — 0.5%
Prosus NV†	6,210	428,235

Peru — 0.0%
Cia de Minas Buenaventura SAA ADR	2,591	39,746

Philippines — 0.9%
Aboitiz Equity Ventures, Inc.	24,190	26,671
Aboitiz Power Corp.	11,900	9,368
Alliance Global Group, Inc.	48,500	10,972
Altus San Nicolas Corp.†(1)(2)	458	47
Ayala Corp.	4,075	69,061
Ayala Land, Inc.	107,400	102,754
Bank of the Philippine Islands	10,610	20,281
BDO Unibank, Inc.	27,090	82,693
DMCI Holdings, Inc.	35,200	5,695
Globe Telecom, Inc.	375	13,479
GT Capital Holdings, Inc.	1,107	19,503
International Container Term Services, Inc.	13,400	31,345
JG Summit Holdings, Inc.	37,820	56,829
Jollibee Foods Corp.	5,820	26,608
Manila Electric Co.	3,030	20,206
Megaworld Corp.	145,600	13,858
Metro Pacific Investments Corp.	187,000	17,688
Metropolitan Bank & Trust Co.	21,763	28,992
PLDT, Inc.	1,030	22,327
Robinsons Land Corp.	23,800	11,936
Security Bank Corp.	2,580	10,128
SM Investments Corp.	3,430	69,621
SM Prime Holdings, Inc.	147,700	113,515
Universal Robina Corp.	11,800	35,113

		818,690

Poland — 0.8%
Alior Bank SA†	936	6,605
Bank Millennium SA†	7,350	11,821
Bank Polska Kasa Opieki SA	2,332	65,798
CCC SA	299	8,734
CD Projekt SA	941	62,090
Cyfrowy Polsat SA	3,245	23,526
Dino Polska SA†*	569	22,190
Grupa Lotos SA	1,064	26,568
Jastrzebska Spolka Weglowa SA	287	1,454
KGHM Polska Miedz SA†	1,731	37,894
LPP SA	17	36,286
mBank SA†	183	18,287
Orange Polska SA†	3,962	6,481
PGE Polska Grupa Energetyczna SA†	10,044	21,530
Polski Koncern Naftowy Orlen SA	4,046	110,558
Polskie Gornictwo Naftowe I Gazownictwo SA	19,561	24,084
Powszechna Kasa Oszczednosci Bank Polski SA	12,430	124,019
Powszechny Zaklad Ubezpieczen SA	8,770	84,816
Santander Bank Polska SA	498	40,824

		733,565

Qatar — 0.3%
Barwa Real Estate Co.	21,550	20,242
Commercial Bank PQSC	2,328	2,749
Industries Qatar QSC	24,570	70,923
Masraf Al Rayan QSC	4,661	4,801
Mesaieed Petrochemical Holding Co.	55,820	38,327
Ooredoo Q.P.S.C.	7,320	14,676
Qatar Electricity & Water Co. QSC	7,620	33,067
Qatar Fuel QSC	5,690	34,537
Qatar Insurance Co. SAQ	15,910	13,415
Qatar Islamic Bank SAQ	1,565	6,542
Qatar National Bank Q.P.S.C.	6,422	33,865

		273,144

Romania — 0.1%
NEPI Rockcastle PLC	5,043	43,887

Russia — 4.1%
Gazprom PJSC ADR	118,101	945,281
Lukoil PJSC ADR	8,879	816,513
Magnit PJSC GDR	4,750	53,960
MMC Norilsk Nickel PJSC ADR	14,606	404,586
Mobile TeleSystems PJSC ADR	6,595	59,025
Novatek PJSC GDR	1,601	342,614
PhosAgro PJSC GDR	1,621	20,392
Rosneft GDR	33,704	223,188
Rostelecom PJSC ADR	13,027	94,576
Severstal PJSC GDR	7,309	99,841
Surgutneftegas OJSC ADR	28,889	190,667
Tatneft PJSC ADR	5,417	379,190

		3,629,833

Singapore — 0.0%
BOC Aviation, Ltd.*	2,400	22,573

South Africa — 3.9%
Absa Group, Ltd.	9,831	100,766
Anglo American Platinum, Ltd.	700	52,240
AngloGold Ashanti, Ltd.	5,385	117,743
Aspen Pharmacare Holdings, Ltd.†	4,509	31,481
Bid Corp., Ltd.	4,524	105,540
Bidvest Group, Ltd.	3,837	52,325
Capitec Bank Holdings, Ltd.	637	57,880
Clicks Group, Ltd.	3,336	54,262
Discovery, Ltd.	5,456	43,423
Exxaro Resources, Ltd.	3,014	24,596
FirstRand, Ltd.	48,064	207,708
Fortress REIT, Ltd., Class B	19,803	11,782
Foschini Group, Ltd.	3,053	35,156
Gold Fields, Ltd.	10,454	64,299
Growthpoint Properties, Ltd.	40,809	59,713
Investec, Ltd.	3,287	18,690
Kumba Iron Ore, Ltd.	781	19,019
Liberty Holdings, Ltd.	1,005	7,740
Life Healthcare Group Holdings, Ltd.	15,662	24,731
Momentum Metropolitan Holdings	7,774	10,392
Mondi PLC	1,484	30,691
Mr. Price Group, Ltd.	3,395	35,904
MTN Group, Ltd.	23,347	144,604
MultiChoice Group, Ltd.†	5,894	49,159
Naspers, Ltd., Class N	6,210	881,795
Nedbank Group, Ltd.	5,081	77,063
Netcare, Ltd.	11,140	12,614
Old Mutual, Ltd.	69,769	90,729
Pick n Pay Stores, Ltd.	4,028	17,620
PSG Group, Ltd.	2,161	33,773
Rand Merchant Investment Holdings, Ltd.	9,649	19,067
Redefine Properties, Ltd.	64,523	32,196
Remgro, Ltd.	7,572	86,827
RMB Holdings, Ltd.	12,151	63,905
Sanlam, Ltd.	25,034	131,826
Sappi, Ltd.	6,040	15,509
Sasol, Ltd.	7,810	141,759
Shoprite Holdings, Ltd.	6,182	55,399
SPAR Group, Ltd.	2,198	29,533
Standard Bank Group, Ltd.	18,332	210,453
Telkom SA SOC, Ltd.	3,211	14,692
Tiger Brands, Ltd.	1,992	28,292
Truworths International, Ltd.	5,247	18,602
Vodacom Group, Ltd.	8,601	75,050
Woolworths Holdings, Ltd.	12,108	46,067

		3,442,615

South Korea — 10.6%
Amorepacific Corp.	461	76,077
Amorepacific Corp. (Preference Shares)	122	10,098
AMOREPACIFIC Group	417	30,322
BGF retail Co., Ltd.	85	13,004
BNK Financial Group, Inc.	1,964	11,732
Celltrion Healthcare Co., Ltd.†	614	29,079
Celltrion Pharm, Inc.†	89	3,060
Celltrion, Inc.†	1,209	207,830
Cheil Worldwide, Inc.	865	18,401
CJ CheilJedang Corp.	103	20,229
CJ Corp.	162	11,473
CJ Corp. (Preference Shares)†	33	1,727
CJ ENM Co., Ltd.	125	17,727
CJ Logistics Corp.†	95	12,860
Daelim Industrial Co., Ltd.	398	31,130
Daewoo Engineering & Construction Co., Ltd.†	2,572	9,627
Daewoo Shipbuilding & Marine Engineering Co., Ltd.†	324	7,839
DB Insurance Co., Ltd.	593	25,739
Doosan Bobcat, Inc.	505	13,673
E-Mart Co., Ltd.	242	23,192
Fila Korea, Ltd.	630	31,190
GS Engineering & Construction Corp.	733	19,468
GS Holdings Corp.	476	20,313
GS Retail Co., Ltd.	196	6,444
Hana Financial Group, Inc.	4,026	116,615
Hankook Tire & Technology Co., Ltd.	671	17,908
Hanmi Pharm Co., Ltd.	71	20,352
Hanmi Science Co., Ltd.	76	2,848
Hanon Systems	1,901	18,954
Hanwha Chemical Corp.	1,172	16,470
Hanwha Corp.	292	5,961
Hanwha Life Insurance Co., Ltd.	2,491	4,775
HDC Hyundai Development Co-Engineering & Construction, Class E	247	6,571
Helixmith Co., Ltd.†	201	16,723
HLB, Inc.†	404	58,337
Hotel Shilla Co., Ltd.	446	29,709
Hyundai Department Store Co., Ltd.	126	8,003
Hyundai Engineering & Construction Co., Ltd.	1,029	37,987
Hyundai Glovis Co., Ltd.	222	28,813
Hyundai Heavy Industries Holdings Co., Ltd.	117	34,342
Hyundai Marine & Fire Insurance Co., Ltd.	759	16,472
Hyundai Mobis Co., Ltd.	921	188,403
Hyundai Motor Co.	2,083	218,425
Hyundai Motor Co. (2nd Preference Shares)	469	31,967
Hyundai Motor Co. (Preference Shares)	240	15,059
Hyundai Steel Co.	879	24,025
Industrial Bank of Korea	3,013	30,559
Kakao Corp.	681	82,824
Kangwon Land, Inc.	1,592	42,898
KB Financial Group, Inc.	5,462	196,941
KCC Corp.	70	13,597
Kia Motors Corp.	3,558	130,124
Korea Aerospace Industries, Ltd.	983	32,106
Korea Electric Power Corp.†	3,561	77,895
Korea Gas Corp.	222	7,499
Korea Investment Holdings Co., Ltd.	591	34,440
Korea Shipbuilding & Offshore Engineering Co., Ltd.†	501	52,535
Korea Zinc Co., Ltd.	106	39,587
Korean Air Lines Co., Ltd.	499	10,680
KT Corp.	60	1,367
KT&G Corp.	1,782	153,165
Kumho Petrochemical Co., Ltd.	204	12,274
LG Chem, Ltd.	655	173,117
LG Chem, Ltd. (Preference Shares)	83	12,270
LG Corp.	1,319	78,679
LG Display Co., Ltd.†	3,041	35,678

LG Electronics, Inc.	1,458	83,837
LG Household & Health Care, Ltd.	136	147,403
LG Household & Health Care, Ltd. (Preference Shares)	32	20,326
LG Innotek Co., Ltd.	173	17,992
LG Uplus Corp.	1,237	14,300
Lotte Chemical Corp.	226	44,095
Lotte Corp.	267	8,376
Lotte Shopping Co., Ltd.	116	12,413
Medy-Tox, Inc.	45	12,764
Meritz Securities Co., Ltd.	3,613	14,005
Mirae Asset Daewoo Co., Ltd.	5,701	35,036
NAVER Corp.	1,970	277,691
NCSoft Corp.	239	105,999
Netmarble Games Corp.†*	350	27,045
NH Investment & Securities Co., Ltd.	1,829	19,022
OCI Co., Ltd.	208	11,245
Orange Life Insurance, Ltd.*	301	7,244
Orion Corp.	307	27,970
Ottogi Corp.	17	8,256
Pan Ocean Co., Ltd.†	1,971	7,446
PearlAbyss Corp.†	81	15,080
POSCO	1,082	196,693
POSCO Chemical Co., Ltd.	258	10,655
Posco Daewoo Corp.	345	5,412
S-1 Corp.	219	17,637
S-Oil Corp.	531	45,503
Samsung Biologics Co, Ltd.†*	218	74,668
Samsung C&T Corp.	1,216	104,517
Samsung Card Co.	353	10,179
Samsung Electro-Mechanics Co., Ltd.	750	72,844
Samsung Electronics Co., Ltd.	67,721	2,933,636
Samsung Electronics Co., Ltd. (Preference Shares)	11,616	409,847
Samsung Engineering Co., Ltd.†	2,099	32,113
Samsung Fire & Marine Insurance Co., Ltd.	444	82,622
Samsung Heavy Industries Co., Ltd.†	5,879	36,635
Samsung Life Insurance Co., Ltd.	987	59,893
Samsung SDI Co., Ltd.	779	152,325
Samsung SDS Co., Ltd.	540	93,524
Samsung Securities Co. Ltd.	821	23,710
Shinhan Financial Group Co., Ltd.	6,314	230,646
Shinsegae Co. Ltd.	86	17,445
SillaJen, Inc.†	721	11,929
SK Holdings Co Ltd.	499	110,870
SK Hynix, Inc.	7,690	541,991
SK Innovation Co., Ltd.	734	100,941
SK Telecom Co., Ltd.	279	56,834
Woongjin Coway Co., Ltd.	681	53,733
Woori Financial Group, Inc.	6,425	64,888
Yuhan Corp.	91	17,559

		9,275,982

Taiwan — 10.3%
Acer, Inc.	35,000	20,466
Advantech Co., Ltd.	5,000	49,523
ASE Technology Holding Co., Ltd.	46,000	120,136
Asia Cement Corp.	29,000	41,013
Asustek Computer, Inc.	10,000	67,837
AU Optronics Corp.	96,000	24,599
Catcher Technology Co., Ltd.	9,000	76,280
Cathay Financial Holding Co., Ltd.	107,000	141,657
Chang Hwa Commercial Bank, Ltd.	81,681	63,728
Cheng Shin Rubber Industry Co., Ltd.	15,000	23,579
Chicony Electronics Co., Ltd.	7,065	21,979
China Airlines, Ltd.	34,000	10,119
China Development Financial Holding Corp.	163,000	50,870
China Life Insurance Co., Ltd.†	27,160	22,395
China Steel Corp.	159,000	122,486
Chunghwa Telecom Co., Ltd.	55,000	202,362
Compal Electronics, Inc.	58,000	34,677
CTBC Financial Holding Co., Ltd.	265,000	184,557
Delta Electronics, Inc.	27,000	118,855
E.Sun Financial Holding Co., Ltd.	154,178	139,538
Eclat Textile Co., Ltd.	2,000	26,905
Eva Airways Corp.	23,686	11,088
Far Eastern New Century Corp.	42,000	40,840
Far EasTone Telecommunications Co., Ltd.	21,000	50,361
Feng TAY Enterprise Co., Ltd.	4,400	29,776
First Financial Holding Co., Ltd.	153,015	112,347
Formosa Chemicals & Fibre Corp.	50,000	145,530
Formosa Petrochemical Corp.	17,000	54,115
Formosa Plastics Corp.	63,000	202,408
Formosa Taffeta Co., Ltd.	3,000	3,415
Foxconn Technology Co., Ltd.	12,000	25,703
Fubon Financial Holding Co., Ltd.	95,000	139,034
Giant Manufacturing Co., Ltd.	4,000	29,697
Globalwafers Co., Ltd.	3,000	35,972
Highwealth Construction Corp.	13,000	19,965
Hiwin Technologies Corp.	2,183	18,753
Hon Hai Precision Industry Co., Ltd.	175,200	463,893
Hotai Motor Co., Ltd.	4,000	70,695
Hua Nan Financial Holdings Co., Ltd.	125,485	90,278
Innolux Corp.	90,000	20,016
Inventec Corp.	33,000	23,958
Largan Precision Co., Ltd.	1,000	146,844
Lite-On Technology Corp.	30,000	49,474
MediaTek, Inc.	21,000	281,467
Mega Financial Holding Co., Ltd.	158,000	155,195
Micro-Star International Co., Ltd.	8,000	23,653
Nan Ya Plastics Corp.	74,000	175,030
Nanya Technology Corp.	15,000	34,494
Nien Made Enterprise Co., Ltd.	2,000	18,167
Novatek Microelectronics Corp.	7,000	45,072
Pegatron Corp.	28,000	54,546
Phison Electronics Corp.	1,000	9,116
Pou Chen Corp.	25,000	33,467
Powertech Technology, Inc.	7,000	22,076
President Chain Store Corp.	8,000	79,894
Quanta Computer, Inc.	39,000	74,949
Realtek Semiconductor Corp.	6,000	44,644
Ruentex Development Co., Ltd.	4,000	6,110
Shanghai Commercial & Savings Bank, Ltd.	43,000	74,161
Shin Kong Financial Holding Co., Ltd.	130,598	41,272
SinoPac Financial Holdings Co., Ltd.	143,860	59,074
Standard Foods Corp.	4,000	8,068
Synnex Technology International Corp.	16,000	19,106
TaiMed Biologics, Inc.†	1,000	4,386
Taishin Financial Holding Co., Ltd.	135,770	63,111
Taiwan Business Bank	46,200	19,503
Taiwan Cement Corp.	68,486	91,006
Taiwan Cooperative Financial Holding Co., Ltd.	143,746	98,930
Taiwan High Speed Rail Corp.	27,000	31,975
Taiwan Mobile Co., Ltd.	23,000	85,757
Taiwan Semiconductor Manufacturing Co., Ltd.	350,000	3,432,105

Tatung Co., Ltd.†	19,000	11,422
Uni-President Enterprises Corp.	68,000	167,987
United Microelectronics Corp.	152,000	69,907
Vanguard International Semiconductor Corp.	11,000	23,561
Walsin Technology Corp.†	4,000	24,113
Win Semiconductors Corp.	4,000	41,786
Winbond Electronics Corp.	29,000	16,338
Wistron Corp.	36,027	33,079
WPG Holdings, Ltd.	20,000	25,361
Yageo Corp.	3,000	30,946
Yuanta Financial Holding Co., Ltd.	157,000	98,252

		8,976,809

Thailand — 2.3%
Advanced Info Service PCL NVDR	14,200	107,693
Airports of Thailand PCL NVDR	62,200	161,191
Bangkok Bank PCL	6,600	38,142
Bangkok Dusit Medical Services PCL NVDR	126,400	100,467
Bangkok Expressway & Metro PCL NVDR	104,700	37,449
Banpu Public Co., Ltd. NVDR	25,700	9,873
Berli Jucker PCL NVDR	16,800	27,124
BTS Group Holdings PCL NVDR	59,400	26,361
Bumrungrad Hospital PCL NVDR	6,300	25,142
Central Pattana PCL NVDR	34,400	72,913
Charoen Pokphand Foods PCL NVDR	51,700	43,233
CP ALL PCL NVDR	81,700	211,048
Delta Electronics Thai PCL NVDR	400	583
Electricity Generating PCL NVDR	4,000	45,968
Energy Absolute PCL NVDR	22,100	30,008
Glow Energy PCL NVDR	600	1,788
Gulf Energy Development PCL NVDR	7,700	41,311
Home Product Center PCL NVDR	84,300	48,020
Indorama Ventures PCL NVDR	24,900	23,090
Intouch Holdings PCL NVDR	26,100	57,049
IRPC PCL NVDR	82,100	9,245
Kasikornbank PCL	15,400	71,147
Kasikornbank PCL NVDR	9,100	41,891
Krung Thai Bank PCL NVDR	47,200	25,949
Land & Houses PCL NVDR	102,700	32,992
Minor International PCL NVDR	35,300	42,086
Muangthai Capital PCL NVDR	8,600	17,658
PTT Exploration & Production PCL NVDR	18,100	72,232
PTT Global Chemical PCL NVDR	28,700	48,475
PTT PCL NVDR	158,200	237,077
Ratch Group PCL NVDR	8,600	20,934
Robinson PCL NVDR	4,300	9,292
Siam Cement PCL NVDR	11,200	136,128
Siam Commercial Bank PCL NVDR	11,600	43,027
Thai Oil PCL NVDR	15,100	34,256
Thai Union Group PCL NVDR	37,600	18,180
TMB Bank PCL NVDR	153,000	7,297
Total Access Communication PCL NVDR	6,300	12,936
True Corp. PCL NVDR	147,500	24,425

		2,013,680

Turkey — 0.4%
Akbank Turk AS†	33,737	40,775
Anadolu Efes Biracilik Ve Malt Sanayii AS	2,352	7,911
Arcelik AS†	1,442	4,469
Aselsan Elektronik Sanayi Ve Ticaret AS	3,533	11,339
BIM Birlesik Magazalar AS	5,640	46,681
Eregli Demir ve Celik Fabrikalari TAS	15,439	17,661
Ford Otomotiv Sanayi AS	593	6,690
Haci Omer Sabanci Holding AS	9,593	13,876
KOC Holding AS	9,697	31,768
TAV Havalimanlari Holding AS	1,524	6,952
Tupras Turkiye Petrol Rafinerileri AS	1,557	33,906
Turk Hava Yollari AO†	4,036	8,217
Turkcell Iletisim Hizmetleri AS	13,296	29,233
Turkiye Garanti Bankasi AS†	28,281	45,509
Turkiye Is Bankasi, Class C†	18,450	18,717
Turkiye Sise ve Cam Fabrikalari AS	5,468	4,160

		327,864

United Arab Emirates — 0.6%
Abu Dhabi Commercial Bank PJSC	37,799	80,276
Aldar Properties PJSC	41,456	26,525
DP World, Ltd.	2,034	27,032
Dubai Islamic Bank PJSC	18,897	27,218
Emaar Development PJSC	8,225	9,070
Emaar Malls Group PJSC	29,965	15,910
Emaar Properties PJSC	45,416	52,801
Emirates Telecommunications Group Co. PJSC	25,242	113,813
First Abu Dhabi Bank PJSC	38,026	157,581

		510,226

United States — 0.3%
Southern Copper Corp.	1,074	38,213
Yum China Holdings, Inc.	5,072	215,560

		253,773

Total Common Stocks (cost $70,496,072)		67,582,053

EXCHANGE-TRADED FUNDS — 9.1%
United States — 9.1%
iShares MSCI Emerging Markets ETF	91,217	3,884,020
iShares MSCI India ETF	118,386	4,102,075

Total Exchange-Traded Funds (cost $8,302,986)		7,986,095

WARRANTS — 0.0%
Thailand — 0.0%
BTS Group Holdings LLC Expires 11/29/2019 (strike price THB 10.50)†	15,345	1,443
Minor International PCL Expires 04/27/2020 (strike price THB 43.00)†	1,765	178

Total Warrants (cost $0)		1,621

RIGHTS — 0.0%
Thailand — 0.0%
TMB Bank PCL (Expires 11/19/2019)† (cost $0)	105,917	140

Total Long-Term Investment Securities (cost $78,799,058)		75,569,909

SHORT-TERM INVESTMENT SECURITIES — 0.9%
United States Treasury Bills 1.65% due 12/24/2019(3)	$100,000	99,774
1.70% due 01/02/2020(3)	200,000	199,467

1.83% due 12/26/2019(3)	100,000	99,765
1.88% due 11/12/2019(3)	350,000	349,837

Total Short-Term Investment Securities (cost $748,694)		748,843

TOTAL INVESTMENTS (cost $79,547,752) (2)	87.2%	76,318,752
Other assets less liabilities	12.8	11,238,411

NET ASSETS	100.0%	$87,557,163

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At October 31, 2019, the aggregate value of these securities was $1,714,559 representing 2.0% of net assets.

(1)	Securities classified as Level 3 (see Note 1).
(2)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of October 31, 2019, the Portfolio held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Altus San Nicholas Corp.
	5/7/2019	370	$27
	5/30/2019	88	7

		458	34	$47	$0.10	0.00%

(3)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

ADR — American Depositary Receipt

CPO — Certification de Participations Ordinario

ETF — Exchange-Traded Funds

GDR — Global Depositary Receipt

NVDR — Non-Voting Depositary Receipt

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
229	Long	MSCI Emerging Markets Index	December 2019	$11,746,949	$11,924,030	$177,081

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Industry Allocation*
Banks-Commercial	11.3%
Exchange-Traded Funds	9.1
Internet Content-Information/News	5.3
E-Commerce/Products	4.9
Electronic Components-Semiconductors	4.9
Oil Companies-Integrated	4.7
Semiconductor Components-Integrated Circuits	4.4
Cellular Telecom	2.4
Oil Refining & Marketing	2.0
Diversified Financial Services	1.9
Real Estate Operations & Development	1.7
Insurance-Multi-line	1.3
Insurance-Life/Health	1.3
Auto-Cars/Light Trucks	1.1
Oil Companies-Exploration & Production	0.9
Electronic Components-Misc.	0.9
U.S. Government Treasuries	0.9
Computer Services	0.9
Web Portals/ISP	0.8
Telecom Services	0.7
Food-Misc./Diversified	0.7
Petrochemicals	0.7
Schools	0.7
Metal-Iron	0.6
Retail-Apparel/Shoe	0.6
Steel-Producers	0.6
Metal-Diversified	0.6
Chemicals-Diversified	0.6
Insurance-Property/Casualty	0.6
Finance-Investment Banker/Broker	0.6
Electric-Integrated	0.5
Building-Heavy Construction	0.5
Finance-Other Services	0.5
Building Products-Cement	0.5
Brewery	0.5
Computers	0.5
Food-Retail	0.5
Beverages-Non-alcoholic	0.5
Medical-Drugs	0.4
Entertainment Software	0.4
Gas-Distribution	0.4
E-Commerce/Services	0.4
Electric-Generation	0.4
Airport Development/Maintenance	0.4
Photo Equipment & Supplies	0.4
Retail-Automobile	0.4
Investment Companies	0.3
Cosmetics & Toiletries	0.3
Retail-Convenience Store	0.3
Telephone-Integrated	0.3
Retail-Hypermarkets	0.3
Real Estate Management/Services	0.3
Retail-Restaurants	0.3
Water	0.3
Medical-Generic Drugs	0.3
Wireless Equipment	0.3
Retail-Misc./Diversified	0.3
Shipbuilding	0.3
Diversified Operations	0.2
Internet Content-Entertainment	0.2
Gold Mining	0.2
Textile-Apparel	0.2
Auto/Truck Parts & Equipment-Original	0.2
Chemicals-Plastics	0.2
Tobacco	0.2
Medical-Hospitals	0.2
Non-Ferrous Metals	0.2
Food-Meat Products	0.2
Real Estate Investment Trusts	0.2
Retail-Discount	0.2
Food-Dairy Products	0.2
Retail-Drug Store	0.2
Cable/Satellite TV	0.2
Hotels/Motels	0.2
Appliances	0.2
Casino Hotels	0.2
Applications Software	0.2
Public Thoroughfares	0.1
Paper & Related Products	0.1
Coal	0.1
Electric-Distribution	0.1
Transport-Rail	0.1
Medical Labs & Testing Services	0.1
Airlines	0.1
Distribution/Wholesale	0.1
Medical-Biomedical/Gene	0.1
Power Converter/Supply Equipment	0.1
Finance-Leasing Companies	0.1
Food-Wholesale/Distribution	0.1
Food-Confectionery	0.1
Warehousing & Harbor Transportation Services	0.1
Transport-Services	0.1
Miscellaneous Manufacturing	0.1
Retail-Major Department Stores	0.1
Building & Construction-Misc.	0.1
Energy-Alternate Sources	0.1
Computers-Periphery Equipment	0.1
Agricultural Chemicals	0.1
Machinery-General Industrial	0.1
Poultry	0.1
Auto-Heavy Duty Trucks	0.1
Diversified Operations/Commercial Services	0.1
Audio/Video Products	0.1
Rental Auto/Equipment	0.1
Metal Processors & Fabrication	0.1
Soap & Cleaning Preparation	0.1
Banks-Money Center	0.1
Aerospace/Defense	0.1
Female Health Care Products	0.1
Diversified Banking Institutions	0.1
Insurance-Reinsurance	0.1
Finance-Consumer Loans	0.1
Medical-Wholesale Drug Distribution	0.1
Medical-HMO	0.1
Pastoral & Agricultural	0.1
Platinum	0.1
Consumer Products-Misc.	0.1
Retail-Building Products	0.1
Food-Baking	0.1
Textile-Products	0.1
Building & Construction Products-Misc.	0.1
Pipelines	0.1
Auto/Truck Parts & Equipment-Replacement	0.1
Semiconductor Equipment	0.1
Gambling (Non-Hotel)	0.1
Engineering/R&D Services	0.1

87.2%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2019 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Philippines	$818,643	$—	$47	$818,690
Other Countries	66,763,363	—	—	66,763,363
Exchange-Traded Funds	7,986,095	—	—	7,986,095
Warrants	1,621	—	—	1,621
Rights	—	140	—	140
Short-Term Investment Securities	—	748,843	—	748,843

Total Investments at Value	$75,569,722	$748,983	$47	$76,318,752

Other Financial Instruments:+
Future Contracts	$177,081	$—	$—	$177,081

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio. There were no material Level 3 transfers during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Federated Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2019 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
U.S. CORPORATE BONDS & NOTES — 83.5%
Advanced Materials — 0.1%
Hexcel Corp. Senior Notes 3.95% due 02/15/2027	$1,260,000	$1,325,520
Advertising Agencies — 0.4%
Omnicom Group, Inc. Senior Notes 3.63% due 05/01/2022	3,000,000	3,111,275
Omnicom Group, Inc./Omnicom Capital, Inc. Senior Notes 3.65% due 11/01/2024	1,770,000	1,870,048
		4,981,323
Aerospace/Defense — 0.6%
BAE Systems Holdings, Inc. Company Guar. Notes 3.85% due 12/15/2025*	4,440,000	4,729,685
Lockheed Martin Corp. Senior Notes 3.55% due 01/15/2026	2,190,000	2,365,427
Rockwell Collins, Inc. Senior Notes 3.10% due 11/15/2021	750,000	764,193
		7,859,305
Aerospace/Defense-Equipment — 0.3%
TransDigm, Inc. Company Guar. Notes 6.00% due 07/15/2022	425,000	432,225
TransDigm, Inc. Senior Sec. Notes 6.25% due 03/15/2026*	1,200,000	1,285,500
TransDigm, Inc. Company Guar. Notes 6.38% due 06/15/2026	275,000	287,719
TransDigm, Inc. Company Guar. Notes 6.50% due 07/15/2024	475,000	490,437
TransDigm, Inc. Company Guar. Notes 6.50% due 05/15/2025	1,250,000	1,291,812
TransDigm, Inc. Company Guar. Notes 7.50% due 03/15/2027	275,000	295,287
		4,082,980
Apparel Manufacturers — 0.0%
Hanesbrands, Inc. Company Guar. Notes 4.88% due 05/15/2026*	475,000	502,313
William Carter Co. Company Guar. Notes 5.63% due 03/15/2027*	125,000	133,750
		636,063
Applications Software — 0.2%
Nuance Communications, Inc. Company Guar. Notes 5.63% due 12/15/2026	950,000	1,008,235
SS&C Technologies, Inc. Company Guar. Notes 5.50% due 09/30/2027*	1,375,000	1,471,250
		2,479,485
Auto-Cars/Light Trucks — 1.0%
General Motors Co. Senior Notes 4.00% due 04/01/2025	1,055,000	1,088,567
General Motors Co. Senior Notes 5.20% due 04/01/2045	3,250,000	3,229,132
General Motors Financial Co., Inc. Company Guar. Notes 3.20% due 07/06/2021	1,750,000	1,772,306
General Motors Financial Co., Inc. Company Guar. Notes 3.45% due 04/10/2022	2,750,000	2,803,136
Hyundai Capital America Senior Notes 2.60% due 03/19/2020*	2,500,000	2,503,714
Volkswagen Group of America Finance LLC Company Guar. Notes 4.25% due 11/13/2023*	2,445,000	2,619,754
		14,016,609
Auto-Heavy Duty Trucks — 0.1%
JB Poindexter & Co., Inc. Senior Notes 7.13% due 04/15/2026*	875,000	912,188
Auto/Truck Parts & Equipment-Original — 0.1%
American Axle & Manufacturing, Inc. Company Guar. Notes 6.25% due 03/15/2026	325,000	308,750
American Axle & Manufacturing, Inc. Company Guar. Notes 6.50% due 04/01/2027	1,050,000	994,875
		1,303,625
Banks-Commercial — 1.4%
Associated Banc-Corp Sub. Notes 4.25% due 01/15/2025	2,710,000	2,866,627
Branch Banking & Trust Co. Sub. Notes 3.80% due 10/30/2026	3,000,000	3,243,295
Citizens Financial Group, Inc. Sub. Notes 4.15% due 09/28/2022*	3,510,000	3,656,853
Compass Bank Sub. Notes 3.88% due 04/10/2025	3,110,000	3,279,479
Discover Bank Sub. Notes 8.70% due 11/18/2019	688,000	689,700
Manufacturers & Traders Trust Co. FRS Sub. Notes 2.78% (3 ML+0.64%) due 12/01/2021	2,860,000	2,860,000

MUFG Americas Holdings Corp. Senior Notes 3.00% due 02/10/2025	296,000	303,750
Regions Financial Corp. Senior Notes 3.20% due 02/08/2021	1,380,000	1,399,085
		18,298,789
Banks-Super Regional — 1.6%
Comerica, Inc. Sub. Notes 3.80% due 07/22/2026	2,330,000	2,472,302
Fifth Third Bancorp Senior Notes 2.38% due 01/28/2025	1,765,000	1,773,290
Fifth Third Bancorp Sub. Notes 4.30% due 01/16/2024	3,485,000	3,766,065
Huntington Bancshares, Inc. Senior Notes 3.15% due 03/14/2021	1,340,000	1,359,386
Huntington Bancshares, Inc. Sub. Notes 7.00% due 12/15/2020	1,780,000	1,875,267
Wells Fargo & Co. Senior Notes 2.88% due 10/30/2030	2,495,000	2,502,963
Wells Fargo & Co. Sub. Notes 4.30% due 07/22/2027	4,800,000	5,253,617
Wells Fargo & Co. Sub. Notes 4.90% due 11/17/2045	2,330,000	2,819,278
		21,822,168
Batteries/Battery Systems — 0.1%
Energizer Holdings, Inc. Company Guar. Notes 5.50% due 06/15/2025*	100,000	103,750
Energizer Holdings, Inc. Company Guar. Notes 6.38% due 07/15/2026*	500,000	533,150
Energizer Holdings, Inc. Company Guar. Notes 7.75% due 01/15/2027*	450,000	498,375
		1,135,275
Beverages-Non-alcoholic — 0.3%
Keurig Dr Pepper, Inc. Company Guar. Notes 4.42% due 05/25/2025	2,000,000	2,192,723
Keurig Dr Pepper, Inc. Company Guar. Notes 4.99% due 05/25/2038	1,340,000	1,578,129
		3,770,852
Beverages-Wine/Spirits — 0.7%
Constellation Brands, Inc. Company Guar. Notes 4.65% due 11/15/2028	5,335,000	6,092,743
Constellation Brands, Inc. Company Guar. Notes 5.25% due 11/15/2048	2,250,000	2,777,180
		8,869,923
Brewery — 0.9%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.90% due 02/01/2046	3,270,000	3,922,570
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.30% due 02/01/2023	4,494,000	4,675,422
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.60% due 04/15/2048	2,920,000	3,331,999
		11,929,991
Broadcast Services/Program — 0.6%
Clear Channel Communications, Inc. Escrow Notes 9.00% due 03/01/2021†(1)	1,375,000	0
Diamond Sports Group LLC/Diamond Sports Finance Co. Senior Sec. Notes 5.38% due 08/15/2026*	575,000	600,875
Diamond Sports Group LLC/Diamond Sports Finance Co. Company Guar. Notes 6.63% due 08/15/2027*	900,000	927,000
Fox Corp. Senior Notes 4.71% due 01/25/2029*	1,720,000	1,956,923
iHeartCommunications, Inc. Company Guar. Notes 0.01% due 05/01/2027	1,723,710	1,848,679
iHeartCommunications, Inc. Senior Sec. Notes 5.25% due 08/15/2027*	350,000	361,095
Nexstar Broadcasting, Inc. Company Guar. Notes 5.88% due 11/15/2022	575,000	583,625
Nexstar Broadcasting, Inc. Company Guar. Notes 5.63% due 08/01/2024*	1,025,000	1,069,465
Nexstar Broadcasting, Inc. Company Guar. Notes 6.13% due 02/15/2022*	725,000	734,969
Nexstar Escrow, Inc. Company Guar. Notes 5.63% due 07/15/2027*	300,000	316,410
		8,399,041
Building & Construction Products-Misc. — 0.2%
Standard Industries, Inc. Senior Notes 5.00% due 02/15/2027*	1,275,000	1,330,781

Standard Industries, Inc. Senior Notes 6.00% due 10/15/2025*	1,050,000	1,102,500
		2,433,281
Building Products-Air & Heating — 0.3%
Lennox International, Inc. Company Guar. Notes 3.00% due 11/15/2023	3,365,000	3,391,426
Building Products-Doors & Windows — 0.1%
Cornerstone Building Brands, Inc. Company Guar. Notes 8.00% due 04/15/2026*	1,250,000	1,229,225
Building Products-Wood — 1.1%
Masco Corp. Senior Notes 4.38% due 04/01/2026	5,125,000	5,562,263
Masco Corp. Senior Notes 4.45% due 04/01/2025	5,110,000	5,560,517
Masco Corp. Senior Notes 4.50% due 05/15/2047	2,420,000	2,474,578
Masco Corp. Senior Notes 5.95% due 03/15/2022	554,000	596,694
		14,194,052
Cable/Satellite TV — 3.2%
Cablevision Systems Corp. Senior Notes 5.88% due 09/15/2022	1,100,000	1,186,625
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.00% due 02/01/2028*	1,025,000	1,072,048
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.13% due 05/01/2027*	575,000	605,906
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.25% due 09/30/2022	825,000	836,344
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.38% due 05/01/2025*	850,000	881,875
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.38% due 06/01/2029*	425,000	453,688
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.75% due 01/15/2024	45,000	46,112
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.75% due 02/15/2026*	700,000	739,200
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.88% due 04/01/2024*	1,000,000	1,042,500
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.88% due 05/01/2027*	1,400,000	1,484,000
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.91% due 07/23/2025	2,350,000	2,589,183
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.48% due 10/23/2045	2,365,000	2,908,308
Comcast Corp. Senior Notes 2.65% due 02/01/2030	2,520,000	2,544,393
Comcast Corp. Company Guar. Notes 3.30% due 02/01/2027	4,690,000	4,985,392
Comcast Corp. Company Guar. Notes 4.00% due 11/01/2049	1,554,000	1,723,538
Cox Communications, Inc. Senior Notes 3.35% due 09/15/2026*	2,625,000	2,744,158
CSC Holdings LLC Senior Notes 5.25% due 06/01/2024	225,000	242,438
CSC Holdings LLC Company Guar. Notes 5.38% due 07/15/2023*	825,000	845,609
CSC Holdings LLC Company Guar. Notes 5.50% due 05/15/2026*	375,000	395,156
CSC Holdings LLC Company Guar. Notes 5.50% due 04/15/2027*	1,175,000	1,245,512
CSC Holdings LLC Senior Notes 5.75% due 01/15/2030*	1,025,000	1,077,531
CSC Holdings LLC Company Guar. Notes 6.63% due 10/15/2025*	225,000	239,625
CSC Holdings LLC Senior Notes 7.50% due 04/01/2028*	250,000	281,875
CSC Holdings LLC Senior Notes 7.75% due 07/15/2025*	1,075,000	1,152,937

DISH DBS Corp. Company Guar. Notes 5.88% due 11/15/2024	1,175,000	1,177,937
DISH DBS Corp. Company Guar. Notes 7.75% due 07/01/2026	1,000,000	1,008,850
Time Warner Cable LLC Senior Sec. Notes 4.00% due 09/01/2021	3,273,000	3,360,944
Time Warner Cable LLC Senior Sec. Notes 4.50% due 09/15/2042	1,000,000	1,000,833
Time Warner Cable LLC Senior Sec. Notes 5.50% due 09/01/2041	3,410,000	3,759,930
Time Warner Cable LLC Senior Sec. Notes 6.75% due 06/15/2039	690,000	847,367
		42,479,814
Casino Hotels — 0.4%
Boyd Gaming Corp. Company Guar. Notes 6.00% due 08/15/2026	125,000	132,188
Boyd Gaming Corp. Company Guar. Notes 6.38% due 04/01/2026	175,000	185,937
Boyd Gaming Corp. Company Guar. Notes 6.88% due 05/15/2023	1,450,000	1,504,375
MGM Resorts International Company Guar. Notes 4.63% due 09/01/2026	700,000	735,000
MGM Resorts International Company Guar. Notes 5.50% due 04/15/2027	175,000	192,500
MGM Resorts International Company Guar. Notes 5.75% due 06/15/2025	575,000	637,531
MGM Resorts International Company Guar. Notes 6.00% due 03/15/2023	650,000	716,833
Station Casinos LLC Company Guar. Notes 5.00% due 10/01/2025*	1,200,000	1,216,500
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. Senior Sec. Notes 5.88% due 05/15/2025*	600,000	594,000
		5,914,864
Casino Services — 0.1%
Eldorado Resorts, Inc. Company Guar. Notes 6.00% due 04/01/2025	800,000	841,000
Eldorado Resorts, Inc. Company Guar. Notes 6.00% due 09/15/2026	200,000	219,250
		1,060,250
Cellular Telecom — 0.6%
Sprint Corp. Company Guar. Notes 7.13% due 06/15/2024	1,525,000	1,654,625
Sprint Corp. Company Guar. Notes 7.63% due 02/15/2025	975,000	1,071,281
Sprint Corp. Company Guar. Notes 7.63% due 03/01/2026	525,000	580,781
Sprint Corp. Company Guar. Notes 7.88% due 09/15/2023	725,000	800,219
T-Mobile USA, Inc. Company Guar. Notes 4.50% due 02/01/2026	675,000	696,094
T-Mobile USA, Inc. Company Guar. Notes 4.75% due 02/01/2028	275,000	289,781
T-Mobile USA, Inc. Company Guar. Notes 6.00% due 03/01/2023	350,000	357,000
T-Mobile USA, Inc. Company Guar. Notes 6.38% due 03/01/2025	100,000	103,771
T-Mobile USA, Inc. Company Guar. Notes 6.50% due 01/15/2024	625,000	649,219
T-Mobile USA, Inc. Company Guar. Notes 6.50% due 01/15/2026	1,200,000	1,284,120
		7,486,891
Chemicals-Diversified — 0.0%
Hexion, Inc. Company Guar. Notes 7.88% due 07/15/2027*	550,000	529,375
Chemicals-Specialty — 0.1%
Platform Specialty Products Corp. Company Guar. Notes 5.88% due 12/01/2025*	800,000	835,126
PQ Corp. Company Guar. Notes 5.75% due 12/15/2025*	500,000	517,500
		1,352,626
Circuit Boards — 0.1%
TTM Technologies, Inc. Company Guar. Notes 5.63% due 10/01/2025*	775,000	782,750
Coatings/Paint — 0.4%
RPM International, Inc. Senior Notes 4.55% due 03/01/2029	3,395,000	3,700,399

RPM International, Inc. Senior Notes 5.25% due 06/01/2045	1,740,000	1,961,424
		5,661,823
Commercial Services — 0.4%
Cintas Corp. No. 2 Company Guar. Notes 3.70% due 04/01/2027	3,140,000	3,433,814
Nielsen Finance LLC/Nielsen Finance Co. Company Guar. Notes 5.00% due 04/15/2022*	575,000	577,887
Sterigenics-Nordion Topco LLC Senior Notes 8.13% due 11/01/2021*(2)	1,000,000	995,000
		5,006,701
Commercial Services-Finance — 1.1%
Equifax, Inc. Senior Notes 3.25% due 06/01/2026	3,425,000	3,465,857
Equifax, Inc. Senior Notes 3.95% due 06/15/2023	1,315,000	1,385,500
Global Payments, Inc. Senior Notes 4.15% due 08/15/2049	2,675,000	2,790,573
MPH Acquisition Holdings LLC Company Guar. Notes 7.13% due 06/01/2024*	2,475,000	2,289,499
Refinitiv US Holdings, Inc. Senior Sec. Notes 6.25% due 05/15/2026*	275,000	298,719
Refinitiv US Holdings, Inc. Company Guar. Notes 8.25% due 11/15/2026*	1,750,000	1,964,375
Total System Services, Inc. Senior Notes 4.45% due 06/01/2028	1,850,000	2,063,532
Total System Services, Inc. Senior Notes 4.80% due 04/01/2026	695,000	780,826
		15,038,881
Computer Services — 0.3%
Banff Merger Sub, Inc. Senior Notes 9.75% due 09/01/2026*	1,225,000	1,140,781
SAIC, Inc. Senior Sec. Notes 5.95% due 12/01/2040	850,000	939,817
Tempo Acquisition LLC/Tempo Acquisition Finance Corp. Senior Notes 6.75% due 06/01/2025*	2,475,000	2,546,157
		4,626,755
Computer Software — 0.1%
Rackspace Hosting, Inc. Company Guar. Notes 8.63% due 11/15/2024*	1,775,000	1,624,125
Computers — 0.4%
Dell International LLC/EMC Corp. Senior Sec. Notes 6.02% due 06/15/2026*	1,940,000	2,214,272
Dell International LLC/EMC Corp. Company Guar. Notes 7.13% due 06/15/2024*	2,000,000	2,120,500
Hewlett Packard Enterprise Co. Senior Notes 3.60% due 10/15/2020	1,670,000	1,692,417
		6,027,189
Computers-Integrated Systems — 0.1%
NCR Corp. Company Guar. Notes 5.00% due 07/15/2022	225,000	226,969
NCR Corp. Company Guar. Notes 5.75% due 09/01/2027*	150,000	153,750
NCR Corp. Company Guar. Notes 5.88% due 12/15/2021	275,000	275,688
NCR Corp. Company Guar. Notes 6.38% due 12/15/2023	750,000	768,281
		1,424,688
Computers-Memory Devices — 0.0%
Western Digital Corp. Company Guar. Notes 4.75% due 02/15/2026	475,000	485,403
Consulting Services — 0.5%
Verisk Analytics, Inc. Senior Notes 4.00% due 06/15/2025	250,000	270,252
Verisk Analytics, Inc. Senior Notes 4.13% due 09/12/2022	2,068,000	2,186,331
Verisk Analytics, Inc. Senior Notes 4.13% due 03/15/2029	160,000	176,745
Verisk Analytics, Inc. Senior Notes 5.50% due 06/15/2045	3,060,000	3,827,933
		6,461,261
Consumer Products-Misc. — 0.2%
Prestige Brands, Inc. Company Guar. Notes 5.38% due 12/15/2021*	1,900,000	1,903,800
Prestige Brands, Inc. Company Guar. Notes 6.38% due 03/01/2024*	1,150,000	1,200,312
		3,104,112

Containers-Metal/Glass — 0.3%
BWAY Holding Co. Senior Sec. Notes 5.50% due 04/15/2024*	475,000	488,656
BWAY Holding Co. Senior Notes 7.25% due 04/15/2025*	2,425,000	2,318,906
Owens-Brockway Glass Container, Inc. Company Guar. Notes 5.38% due 01/15/2025*	925,000	933,094
Owens-Brockway Glass Container, Inc. Company Guar. Notes 6.38% due 08/15/2025*	700,000	737,625
		4,478,281
Containers-Paper/Plastic — 1.5%
Berry Global Escrow Corp. Senior Sec. Notes 4.88% due 07/15/2026*	800,000	841,000
Berry Global Escrow Corp. Sec. Notes 5.63% due 07/15/2027*	500,000	526,250
Berry Global, Inc. Sec. Notes 5.50% due 05/15/2022	1,225,000	1,241,844
Flex Acquisition Co., Inc. Senior Notes 6.88% due 01/15/2025*	2,500,000	2,343,750
Flex Acquisition Co., Inc. Senior Notes 7.88% due 07/15/2026*	1,150,000	1,081,000
Graphic Packaging International LLC Company Guar. Notes 4.75% due 07/15/2027*	300,000	317,250
Packaging Corp. of America Senior Notes 3.65% due 09/15/2024	2,750,000	2,891,799
Packaging Corp. of America Senior Notes 4.50% due 11/01/2023	915,000	981,259
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Senior Sec. Notes 5.75% due 10/15/2020	1,477,889	1,482,988
Sealed Air Corp. Company Guar. Notes 5.13% due 12/01/2024*	400,000	431,000
Trident Merger Sub, Inc. Senior Notes 6.63% due 11/01/2025*	1,025,000	914,812
Trident TPI Holdings, Inc. Company Guar. Notes 9.25% due 08/01/2024*	525,000	509,250
WestRock RKT Co. Company Guar. Notes 4.00% due 03/01/2023	700,000	733,825
WRKCo, Inc. Company Guar. Notes 4.00% due 03/15/2028	3,260,000	3,498,976
WRKCo, Inc. Company Guar. Notes 4.90% due 03/15/2029	2,100,000	2,412,418
		20,207,421
Data Processing/Management — 1.2%
Dun & Bradstreet Corp. Senior Sec. Notes 6.88% due 08/15/2026*	450,000	492,041
Fidelity National Information Services, Inc. Company Guar. Notes 3.50% due 04/15/2023	3,800,000	3,967,622
Fidelity National Information Services, Inc. Company Guar. Notes 3.88% due 06/05/2024	2,265,000	2,421,917
Fidelity National Information Services, Inc. Senior Notes 5.00% due 10/15/2025	517,000	590,826
Fiserv, Inc. Senior Notes 3.85% due 06/01/2025	3,250,000	3,506,515
Fiserv, Inc. Senior Notes 4.20% due 10/01/2028	2,870,000	3,193,989
Star Merger Sub, Inc. Senior Notes 10.25% due 02/15/2027*	1,775,000	1,945,879
		16,118,789
Diagnostic Equipment — 0.5%
Avantor, Inc. Senior Sec. Notes 6.00% due 10/01/2024*	450,000	480,996
Avantor, Inc. Senior Notes 9.00% due 10/01/2025*	1,600,000	1,787,520
Ortho-Clinical Diagnostics, Inc. Senior Notes 6.63% due 05/15/2022*	2,000,000	1,925,000
Thermo Fisher Scientific, Inc. Senior Notes 2.95% due 09/19/2026	2,040,000	2,120,473
		6,313,989
Direct Marketing — 0.0%
Anna Merger Sub, Inc. Senior Notes 7.75% due 10/01/2022*	1,475,000	59,000
Disposable Medical Products — 0.3%
Sotera Health Holdings LLC Senior Notes 6.50% due 05/15/2023*	2,350,000	2,394,062

Teleflex, Inc. Company Guar. Notes 4.63% due 11/15/2027	125,000	130,938
Teleflex, Inc. Company Guar. Notes 4.88% due 06/01/2026	100,000	104,844
Teleflex, Inc. Company Guar. Notes 5.25% due 06/15/2024	900,000	924,187
		3,554,031
Distribution/Wholesale — 0.4%
ABC Supply Co., Inc. Senior Sec. Notes 4.00% due 01/15/2028*	150,000	149,625
American Builders & Contractors Supply Co., Inc. Senior Notes 5.75% due 12/15/2023*	225,000	231,412
American Builders & Contractors Supply Co., Inc. Company Guar. Notes 5.88% due 05/15/2026*	1,475,000	1,549,192
Anixter, Inc. Company Guar. Notes 6.00% due 12/01/2025	650,000	667,875
CD&R Waterworks Merger Sub LLC Senior Notes 6.13% due 08/15/2025*	1,425,000	1,448,156
KAR Auction Services, Inc. Company Guar. Notes 5.13% due 06/01/2025*	625,000	652,344
Performance Food Group, Inc. Company Guar. Notes 5.50% due 06/01/2024*	225,000	230,063
Performance Food Group, Inc. Senior Notes 5.50% due 10/15/2027*	400,000	423,000
Resideo Funding, Inc. Company Guar. Notes 6.13% due 11/01/2026*	500,000	503,750
		5,855,417
Diversified Banking Institutions — 9.2%
Bank of America Corp. Senior Notes 2.33% due 10/01/2021	9,100,000	9,121,433
Bank of America Corp. Senior Notes 2.82% due 07/21/2023	6,540,000	6,642,158
Bank of America Corp. Senior Notes 3.71% due 04/24/2028	2,975,000	3,181,121
Bank of America Corp. Senior Notes 3.82% due 01/20/2028	3,170,000	3,411,405
Bank of America Corp. Sub. Notes 3.95% due 04/21/2025	1,000,000	1,065,053
Bank of America Corp. Senior Notes 4.00% due 04/01/2024	3,350,000	3,597,989
Bank of America Corp. Sub. Notes 4.00% due 01/22/2025	3,500,000	3,733,167
Bank of America Corp. Sub. Notes 4.18% due 11/25/2027	2,760,000	2,985,395
Bank One Corp. Sub. Debentures 8.00% due 04/29/2027	460,000	614,438
Citigroup, Inc. Senior Notes 2.88% due 07/24/2023	4,250,000	4,319,525
Citigroup, Inc. Senior Notes 2.98% due 11/05/2030	1,390,000	1,401,713
Citigroup, Inc. Senior Notes 3.35% due 04/24/2025	2,085,000	2,169,150
Citigroup, Inc. Senior Notes 3.40% due 05/01/2026	3,340,000	3,504,383
Citigroup, Inc. Senior Notes 3.52% due 10/27/2028	6,250,000	6,579,347
Citigroup, Inc. Sub. Notes 4.13% due 07/25/2028	1,340,000	1,450,788
Citigroup, Inc. Sub. Notes 4.30% due 11/20/2026	3,100,000	3,358,649
Citigroup, Inc. Sub. Notes 5.50% due 09/13/2025	2,500,000	2,859,849
City National Corp. Senior Notes 5.25% due 09/15/2020	2,205,000	2,270,946
Goldman Sachs Group, Inc. Senior Notes 2.35% due 11/15/2021	2,685,000	2,694,778
Goldman Sachs Group, Inc. Senior Notes 3.81% due 04/23/2029	3,800,000	4,033,654
Goldman Sachs Group, Inc. Senior Notes 4.22% due 05/01/2029	3,125,000	3,415,172
Goldman Sachs Group, Inc. Sub. Notes 5.15% due 05/22/2045	3,000,000	3,650,962
Goldman Sachs Group, Inc. Senior Notes 5.75% due 01/24/2022	4,000,000	4,310,432
JPMorgan Chase & Co. Senior Notes 2.78% due 04/25/2023	2,020,000	2,049,045
JPMorgan Chase & Co. Sub. Notes 3.38% due 05/01/2023	1,510,000	1,572,901

JPMorgan Chase & Co. Sub. Notes 3.88% due 09/10/2024	10,500,000	11,197,685
Morgan Stanley Senior Notes 2.50% due 04/21/2021	4,695,000	4,729,148
Morgan Stanley Senior Notes 3.77% due 01/24/2029	2,000,000	2,143,826
Morgan Stanley Sub. Notes 3.95% due 04/23/2027	8,250,000	8,788,573
Morgan Stanley Sub. Notes 4.10% due 05/22/2023	4,000,000	4,235,627
Morgan Stanley Senior Notes 4.46% due 04/22/2039	3,125,000	3,627,130
Morgan Stanley Sub. Notes 5.00% due 11/24/2025	2,000,000	2,248,273
Morgan Stanley Senior Notes 5.50% due 07/24/2020	2,000,000	2,050,637
		123,014,352
Diversified Manufacturing Operations — 1.1%
3M Co. Senior Notes 2.38% due 08/26/2029	5,650,000	5,643,593
Amsted Industries, Inc. Company Guar. Notes 5.63% due 07/01/2027*	150,000	158,625
Koppers, Inc. Company Guar. Notes 6.00% due 02/15/2025*	1,550,000	1,545,288
Parker-Hannifin Corp. Senior Notes 3.25% due 03/01/2027	3,140,000	3,300,415
Textron, Inc. Senior Notes 3.88% due 03/01/2025	905,000	961,212
Textron, Inc. Senior Notes 3.90% due 09/17/2029	1,215,000	1,310,088
Textron, Inc. Senior Notes 4.30% due 03/01/2024	1,945,000	2,090,012
		15,009,233
E-Commerce/Services — 0.8%
Expedia, Inc. Company Guar. Notes 3.80% due 02/15/2028	2,770,000	2,906,223
Expedia, Inc. Company Guar. Notes 5.00% due 02/15/2026	4,450,000	5,013,645
Expedia, Inc. Company Guar. Notes 5.95% due 08/15/2020	930,000	957,505
Go Daddy Operating Co. LLC/GD Finance Co., Inc. Company Guar. Notes 5.25% due 12/01/2027*	300,000	318,000
Match Group, Inc. Senior Notes 5.00% due 12/15/2027*	450,000	469,688
Match Group, Inc. Senior Notes 6.38% due 06/01/2024	500,000	525,000
		10,190,061
Electric Products-Misc. — 0.3%
Molex Electronic Technologies LLC Senior Notes 3.90% due 04/15/2025*	2,500,000	2,603,343
WESCO Distribution, Inc. Company Guar. Notes 5.38% due 12/15/2021	1,500,000	1,507,560
WESCO Distribution, Inc. Company Guar. Notes 5.38% due 06/15/2024	250,000	258,125
		4,369,028
Electric-Distribution — 0.5%
Sempra Energy Senior Notes 3.55% due 06/15/2024	3,000,000	3,112,236
Sempra Energy Senior Notes 6.00% due 10/15/2039	1,170,000	1,489,693
UIL Holdings Corp. Senior Notes 4.63% due 10/01/2020	2,070,000	2,117,382
		6,719,311
Electric-Generation — 0.4%
Emera US Finance LP Company Guar. Notes 3.55% due 06/15/2026	1,240,000	1,302,380
Emera US Finance LP Company Guar. Notes 4.75% due 06/15/2046	1,880,000	2,206,828
Vistra Operations Co. LLC Company Guar. Notes 5.00% due 07/31/2027*	350,000	361,375
Vistra Operations Co. LLC Company Guar. Notes 5.50% due 09/01/2026*	425,000	449,106
Vistra Operations Co. LLC Senior Notes 5.63% due 02/15/2027*	925,000	980,500
		5,300,189
Electric-Integrated — 2.9%
Ameren Corp. Senior Notes 3.65% due 02/15/2026	1,480,000	1,564,399

American Electric Power Co., Inc. Senior Notes 2.95% due 12/15/2022	2,900,000	2,963,395
American Electric Power Co., Inc. Senior Notes 3.20% due 11/13/2027	3,125,000	3,289,351
Cleveland Electric Illuminating Co. Senior Notes 5.95% due 12/15/2036	1,145,000	1,465,429
Consolidated Edison Co. of New York, Inc. Senior Notes 4.63% due 12/01/2054	1,367,000	1,641,191
Duke Energy Corp. Senior Notes 2.65% due 09/01/2026	1,810,000	1,827,365
Entergy Gulf States Louisiana LLC 1st Mtg. Notes 5.59% due 10/01/2024	125,000	144,438
Eversource Energy Senior Notes 3.35% due 03/15/2026	3,300,000	3,416,337
Exelon Corp. Senior Notes 3.95% due 06/15/2025	1,500,000	1,624,709
Exelon Generation Co. LLC Senior Notes 4.25% due 06/15/2022	4,900,000	5,134,995
Exelon Generation Co. LLC Senior Notes 5.75% due 10/01/2041	500,000	587,725
NextEra Energy Capital Holdings, Inc. Company Guar. Notes 3.55% due 05/01/2027	1,125,000	1,198,491
NextEra Energy Capital Holdings, Inc. Company Guar. Notes 3.63% due 06/15/2023	3,000,000	3,139,776
NextEra Energy Capital Holdings, Inc. Company Guar. Notes 4.50% due 06/01/2021	2,000,000	2,065,730
PPL Capital Funding, Inc. Company Guar. Notes 3.95% due 03/15/2024	2,500,000	2,643,267
PPL Capital Funding, Inc. Company Guar. Notes 4.20% due 06/15/2022	590,000	617,040
PSEG Power LLC Company Guar. Notes 4.15% due 09/15/2021	725,000	746,279
Southern Co. Senior Notes 3.25% due 07/01/2026	4,950,000	5,167,196
		39,237,113
Electronic Components-Semiconductors — 0.5%
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.88% due 01/15/2027	3,440,000	3,473,702
Micron Technology, Inc. Senior Notes 4.64% due 02/06/2024	2,750,000	2,956,990
Qorvo, Inc. Company Guar. Notes 4.38% due 10/15/2029*	425,000	427,391
		6,858,083
Electronic Measurement Instruments — 0.7%
Agilent Technologies, Inc. Senior Notes 3.05% due 09/22/2026	3,330,000	3,397,596
Keysight Technologies, Inc. Senior Notes 3.00% due 10/30/2029	1,425,000	1,425,526
Keysight Technologies, Inc. Senior Notes 4.55% due 10/30/2024	4,175,000	4,553,792
		9,376,914
Electronic Security Devices — 0.7%
Allegion PLC Company Guar. Notes 3.50% due 10/01/2029	3,400,000	3,505,632
Allegion US Holding Co., Inc. Company Guar. Notes 3.55% due 10/01/2027	5,570,000	5,711,015
		9,216,647
Energy-Alternate Sources — 0.2%
Enviva Partners LP/Enviva Partners Finance Corp. Company Guar. Notes 8.50% due 11/01/2021	1,475,000	1,507,266
TerraForm Power Operating LLC Company Guar. Notes 4.25% due 01/31/2023*	100,000	103,000
TerraForm Power Operating LLC Company Guar. Notes 4.75% due 01/15/2030*	525,000	542,719
TerraForm Power Operating LLC Company Guar. Notes 5.00% due 01/31/2028*	1,125,000	1,186,537
		3,339,522
Enterprise Software/Service — 0.4%
Infor US, Inc. Company Guar. Notes 6.50% due 05/15/2022	2,125,000	2,154,218
Informatica Corp. Senior Notes 7.13% due 07/15/2023*	1,700,000	1,727,625
Project Homestake Merger Corp. Company Guar. Notes 8.88% due 03/01/2023*	825,000	375,375
Sophia LP/Sophia Finance, Inc. Senior Notes 9.00% due 09/30/2023*	725,000	744,481
		5,001,699

Finance-Consumer Loans — 0.1%
Navient Corp. Senior Notes 5.88% due 10/25/2024	1,300,000	1,339,000
Navient Corp. Senior Notes 6.75% due 06/25/2025	400,000	421,880
Navient Corp. Senior Notes 6.75% due 06/15/2026	150,000	156,750
		1,917,630
Finance-Credit Card — 0.9%
Capital One Bank USA NA Sub. Notes 3.38% due 02/15/2023	6,100,000	6,284,841
Capital One Financial Corp. Sub. Notes 4.20% due 10/29/2025	1,690,000	1,821,913
Discover Financial Services Senior Notes 3.85% due 11/21/2022	3,212,000	3,364,634
		11,471,388
Finance-Investment Banker/Broker — 0.6%
Jefferies Group LLC Senior Notes 4.85% due 01/15/2027	3,475,000	3,728,561
Jefferies Group LLC Senior Notes 6.50% due 01/20/2043	1,170,000	1,380,114
TD Ameritrade Holding Corp. Senior Notes 3.63% due 04/01/2025	2,650,000	2,812,993
		7,921,668
Finance-Mortgage Loan/Banker — 0.2%
Quicken Loans, Inc. Company Guar. Notes 5.25% due 01/15/2028*	450,000	464,062
Quicken Loans, Inc. Company Guar. Notes 5.75% due 05/01/2025*	2,275,000	2,342,067
		2,806,129
Finance-Other Services — 0.4%
Allied Universal Holdco LLC Senior Sec. Notes 6.63% due 07/15/2026*	250,000	266,875
Allied Universal Holdco LLC Senior Notes 9.75% due 07/15/2027*	2,200,000	2,299,000
CBOE Holdings, Inc. Senior Notes 3.65% due 01/12/2027	3,000,000	3,224,503
		5,790,378
Financial Guarantee Insurance — 0.0%
MBIA, Inc. Senior Notes 6.63% due 10/01/2028	250,000	244,375
Food-Baking — 0.2%
Flowers Foods, Inc. Senior Notes 3.50% due 10/01/2026	2,180,000	2,241,147
Food-Catering — 0.2%
Aramark Services, Inc. Company Guar. Notes 4.75% due 06/01/2026	275,000	282,219
Aramark Services, Inc. Company Guar. Notes 5.00% due 04/01/2025*	325,000	338,406
Aramark Services, Inc. Company Guar. Bonds 5.00% due 02/01/2028*	700,000	731,500
Aramark Services, Inc. Company Guar. Notes 5.13% due 01/15/2024	725,000	747,482
		2,099,607
Food-Meat Products — 0.2%
Tyson Foods, Inc. Senior Notes 3.95% due 08/15/2024	1,475,000	1,582,992
Tyson Foods, Inc. Senior Notes 5.15% due 08/15/2044	1,250,000	1,527,825
		3,110,817
Food-Misc./Diversified — 1.3%
B&G Foods, Inc. Company Guar. Notes 5.25% due 04/01/2025	825,000	842,531
General Mills, Inc. Senior Notes 4.70% due 04/17/2048	1,075,000	1,266,629
Kraft Heinz Foods Co. Company Guar. Notes 3.00% due 06/01/2026	1,355,000	1,349,933
Kraft Heinz Foods Co. Company Guar. Notes 4.38% due 06/01/2046	2,810,000	2,745,470
Kraft Heinz Foods Co. Company Guar. Notes 5.20% due 07/15/2045	1,830,000	1,945,373
Lamb Weston Holdings, Inc. Company Guar. Notes 4.88% due 11/01/2026*	375,000	394,219
McCormick & Co., Inc. Senior Notes 3.15% due 08/15/2024	3,140,000	3,282,263
McCormick & Co., Inc. Senior Notes 3.40% due 08/15/2027	2,915,000	3,061,558
Post Holdings, Inc. Company Guar. Notes 5.50% due 03/01/2025*	225,000	235,710
Post Holdings, Inc. Company Guar. Notes 5.63% due 01/15/2028*	350,000	374,500

Post Holdings, Inc. Company Guar. Notes 5.75% due 03/01/2027*	2,200,000	2,342,186
		17,840,372
Food-Retail — 0.7%
Albertsons Cos. LLC/Safeway, Inc./New Albertsons LP/Albertson’s LLC Company Guar. Notes 5.75% due 03/15/2025	1,775,000	1,836,593
Albertsons Cos. LLC/Safeway, Inc./New Albertsons LP/Albertson’s LLC Company Guar. Notes 5.88% due 02/15/2028*	150,000	160,125
Albertsons Cos. LLC/Safeway, Inc./New Albertsons LP/Albertson’s LLC Company Guar. Notes 6.63% due 06/15/2024	875,000	917,656
Kroger Co. Senior Notes 3.50% due 02/01/2026	3,150,000	3,315,954
Kroger Co. Senior Notes 4.45% due 02/01/2047	1,325,000	1,370,884
Kroger Co. Senior Notes 6.90% due 04/15/2038	940,000	1,261,427
		8,862,639
Food-Wholesale/Distribution — 0.1%
US Foods, Inc. Company Guar. Notes 5.88% due 06/15/2024*	1,400,000	1,442,000
Gambling (Non-Hotel) — 0.2%
Caesars Resort Collection LLC/CRC Finco, Inc. Company Guar. Notes 5.25% due 10/15/2025*	1,100,000	1,126,125
Mohegan Gaming & Entertainment Company Guar. Notes 7.88% due 10/15/2024*	975,000	933,563
		2,059,688
Gas-Distribution — 0.8%
AmeriGas Partners LP/AmeriGas Finance Corp. Senior Notes 5.63% due 05/20/2024	325,000	350,188
AmeriGas Partners LP/AmeriGas Finance Corp. Senior Notes 5.75% due 05/20/2027	175,000	191,625
AmeriGas Partners LP/AmeriGas Finance Corp. Senior Notes 5.88% due 08/20/2026	950,000	1,052,125
National Fuel Gas Co. Senior Notes 3.75% due 03/01/2023	3,800,000	3,905,135
National Fuel Gas Co. Senior Notes 4.90% due 12/01/2021	1,880,000	1,962,410
NiSource, Inc. Senior Notes 2.65% due 11/17/2022	1,350,000	1,368,169
NiSource, Inc. Senior Notes 4.38% due 05/15/2047	935,000	1,055,594
Southern Co. Gas Capital Corp. Company Guar. Notes 3.95% due 10/01/2046	1,120,000	1,181,753
		11,066,999
Home Decoration Products — 0.3%
Newell Brands, Inc. Senior Notes 4.20% due 04/01/2026	3,500,000	3,658,021
Hotels/Motels — 0.1%
Hilton Domestic Operating Co., Inc. Company Guar. Notes 4.25% due 09/01/2024	200,000	203,500
Hilton Domestic Operating Co., Inc. Company Guar. Notes 5.13% due 05/01/2026	900,000	945,000
		1,148,500
Human Resources — 0.1%
Team Health Holdings, Inc. Company Guar. Notes 6.38% due 02/01/2025*	2,775,000	1,789,875
Independent Power Producers — 0.3%
Calpine Corp. Senior Sec. Notes 5.25% due 06/01/2026*	100,000	104,000
Calpine Corp. Senior Notes 5.75% due 01/15/2025	1,325,000	1,359,781
Calpine Corp. Senior Sec. Notes 5.88% due 01/15/2024*	150,000	153,300
Dynegy, Inc. Company Guar. Notes 5.88% due 06/01/2023	175,000	178,719
NRG Energy, Inc. Company Guar. Notes 5.25% due 06/15/2029*	550,000	589,875
NRG Energy, Inc. Company Guar. Notes 5.75% due 01/15/2028	325,000	351,812
NRG Energy, Inc. Company Guar. Notes 6.63% due 01/15/2027	575,000	623,156

NRG Energy, Inc. Company Guar. Notes 7.25% due 05/15/2026	225,000	246,382
		3,607,025
Instruments-Controls — 0.0%
Sensata Technologies, Inc. Company Guar. Notes 4.38% due 02/15/2030*	225,000	226,547
Instruments-Scientific — 0.2%
PerkinElmer, Inc. Senior Notes 3.30% due 09/15/2029	2,525,000	2,545,691
Insurance Brokers — 0.4%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer Senior Notes 6.75% due 10/15/2027*	350,000	364,039
HUB International, Ltd. Senior Notes 7.00% due 05/01/2026*	3,725,000	3,832,094
USI, Inc. Senior Notes 6.88% due 05/01/2025*	1,675,000	1,704,312
		5,900,445
Insurance-Life/Health — 1.3%
Lincoln National Corp. Senior Notes 4.20% due 03/15/2022	1,900,000	1,988,860
Lincoln National Corp. Senior Notes 7.00% due 06/15/2040	1,425,000	2,048,839
Pacific LifeCorp Senior Notes 6.60% due 09/15/2033*	2,700,000	3,580,847
Penn Mutual Life Insurance Co. Sub. Bonds 7.63% due 06/15/2040*	875,000	1,274,109
Principal Financial Group, Inc. Company Guar. Notes 3.13% due 05/15/2023	2,740,000	2,828,343
Principal Financial Group, Inc. Company Guar. Notes 3.30% due 09/15/2022	1,850,000	1,910,104
Prudential Financial, Inc. Senior Notes 6.20% due 11/15/2040	850,000	1,145,808
Prudential Financial, Inc. Senior Notes 6.63% due 12/01/2037	2,130,000	3,024,982
		17,801,892
Insurance-Multi-line — 0.7%
Acrisure LLC/Acrisure Finance, Inc. Senior Notes 7.00% due 11/15/2025*	1,325,000	1,212,375
Acrisure LLC/Acrisure Finance, Inc. Senior Sec. Notes 8.13% due 02/15/2024*	475,000	503,951
Acrisure LLC/Acrisure Finance, Inc. Senior Notes 10.13% due 08/01/2026*	150,000	155,250
Hartford Financial Services Group, Inc. Senior Notes 6.63% due 04/15/2042	2,255,000	3,158,442
Nationwide Mutual Insurance Co. Sub. Notes 9.38% due 08/15/2039*	2,870,000	4,964,106
		9,994,124
Insurance-Mutual — 0.5%
Liberty Mutual Group, Inc. Company Guar. Notes 3.95% due 10/15/2050*	3,120,000	3,223,405
Liberty Mutual Group, Inc. Company Guar. Notes 4.95% due 05/01/2022*	680,000	722,733
Liberty Mutual Group, Inc. Company Guar. Notes 5.00% due 06/01/2021*	580,000	601,493
Massachusetts Mutual Life Insurance Co. Sub. Notes 8.88% due 06/01/2039*	1,008,000	1,745,475
New York Life Insurance Co. Sub. Notes 6.75% due 11/15/2039*	420,000	625,435
		6,918,541
Insurance-Property/Casualty — 0.2%
AmWINS Group, Inc. Company Guar. Notes 7.75% due 07/01/2026*	1,200,000	1,290,000
AssuredPartners, Inc. Senior Notes 7.00% due 08/15/2025*	1,375,000	1,369,844
GTCR AP Finance, Inc. Senior Notes 8.00% due 05/15/2027*	250,000	255,625
		2,915,469
Investment Management/Advisor Services — 1.1%
Eaton Vance Corp. Senior Notes 3.63% due 06/15/2023	1,100,000	1,156,335
FMR LLC Senior Notes 5.35% due 11/15/2021*	1,260,000	1,339,232
FMR LLC Bonds 7.57% due 06/15/2029*	2,200,000	3,103,743
NFP Corp. Senior Notes 6.88% due 07/15/2025*	1,800,000	1,773,000

Raymond James Financial, Inc. Senior Notes 5.63% due 04/01/2024	2,150,000	2,420,648
Stifel Financial Corp. Senior Notes 3.50% due 12/01/2020	2,540,000	2,571,787
Stifel Financial Corp. Senior Notes 4.25% due 07/18/2024	865,000	915,955
TIAA Asset Management Finance Co. LLC Senior Notes 4.13% due 11/01/2024*	1,080,000	1,172,668
		14,453,368
Machinery-Farming — 0.2%
CNH Industrial Capital LLC Company Guar. Notes 4.20% due 01/15/2024	2,155,000	2,299,352
Machinery-General Industrial — 0.6%
Roper Technologies, Inc. Senior Notes 2.95% due 09/15/2029	1,230,000	1,246,306
Roper Technologies, Inc. Senior Notes 3.80% due 12/15/2026	1,225,000	1,317,087
Roper Technologies, Inc. Senior Notes 3.85% due 12/15/2025	3,510,000	3,800,671
Roper Technologies, Inc. Senior Notes 4.20% due 09/15/2028	955,000	1,057,603
Stevens Holding Co, Inc. Company Guar. Notes 6.13% due 10/01/2026*	200,000	215,000
		7,636,667
Medical Information Systems — 0.1%
IQVIA, Inc. Company Guar. Notes 5.00% due 10/15/2026*	1,175,000	1,239,625
IQVIA, Inc. Company Guar. Notes 5.00% due 05/15/2027*	225,000	238,500
		1,478,125
Medical Instruments — 0.2%
Alcon Finance Corp. Company Guar. Notes 3.00% due 09/23/2029*	2,245,000	2,291,153
Medical Labs & Testing Services — 0.3%
Charles River Laboratories International, Inc. Company Guar. Notes 4.25% due 05/01/2028*	225,000	229,241
Eagle Holding Co. II LLC Senior Notes 7.63% due 05/15/2022*(2)	350,000	353,063
Eagle Holding Co. II LLC Notes 7.75% due 05/15/2022*(2)	400,000	406,000
Envision Healthcare Corp. Company Guar. Notes 8.75% due 10/15/2026*	1,500,000	862,500
West Street Merger Sub, Inc. Senior Notes 6.38% due 09/01/2025*	1,875,000	1,785,937
		3,636,741
Medical Products — 1.4%
Abbott Laboratories Senior Notes 3.75% due 11/30/2026	3,655,000	4,004,584
Abbott Laboratories Senior Notes 4.90% due 11/30/2046	2,900,000	3,706,040
Becton Dickinson and Co. Senior Notes 3.70% due 06/06/2027	3,025,000	3,252,310
Becton Dickinson and Co. Senior Notes 3.73% due 12/15/2024	1,625,000	1,736,321
Becton Dickinson and Co. Senior Notes 4.69% due 12/15/2044	3,088,000	3,635,376
Hill-Rom Holdings, Inc. Senior Notes 4.38% due 09/15/2027*	125,000	128,750
Zimmer Biomet Holdings, Inc. Senior Notes 3.55% due 04/01/2025	1,605,000	1,697,573
		18,160,954
Medical-Biomedical/Gene — 1.6%
Bio-Rad Laboratories, Inc. Senior Notes 4.88% due 12/15/2020	2,380,000	2,433,791
Biogen, Inc. Senior Notes 5.20% due 09/15/2045	2,235,000	2,740,802
Celgene Corp. Senior Notes 3.88% due 08/15/2025	2,600,000	2,813,467
Celgene Corp. Senior Notes 3.90% due 02/20/2028	5,600,000	6,152,582
Celgene Corp. Senior Notes 5.00% due 08/15/2045	5,530,000	7,041,672
		21,182,314
Medical-Drugs — 0.5%
Bausch Health Americas, Inc. Company Guar. Notes 9.25% due 04/01/2026*	375,000	424,226
Bausch Health Americas, Inc. Company Guar. Notes 8.50% due 01/31/2027*	725,000	813,595

Bayer US Finance II LLC Company Guar. Notes 3.88% due 12/15/2023*	2,150,000	2,251,810
Bayer US Finance II LLC Company Guar. Notes 4.25% due 12/15/2025*	910,000	978,720
Bayer US Finance II LLC Company Guar. Notes 4.88% due 06/25/2048*	1,000,000	1,115,020
Bayer US Finance LLC Company Guar. Notes 3.38% due 10/08/2024*	720,000	739,488
		6,322,859
Medical-HMO — 0.2%
Anthem, Inc. Senior Notes 5.85% due 01/15/2036	760,000	938,974
Centene Corp. Senior Notes 5.38% due 06/01/2026*	600,000	635,100
Polaris Intermediate Corp. Senior Notes 8.50% due 12/01/2022*(2)	725,000	607,187
		2,181,261
Medical-Hospitals — 1.0%
Acadia Healthcare Co., Inc. Company Guar. Notes 5.63% due 02/15/2023	550,000	558,250
Acadia Healthcare Co., Inc. Company Guar. Notes 6.50% due 03/01/2024	1,375,000	1,423,125
CHS/Community Health Systems, Inc. Senior Sec. Notes 6.25% due 03/31/2023	675,000	657,703
CHS/Community Health Systems, Inc. Company Guar. Notes 6.88% due 02/01/2022	325,000	251,063
CHS/Community Health Systems, Inc. Senior Sec. Notes 8.00% due 03/15/2026*	525,000	513,187
CHS/Community Health Systems, Inc. Senior Sec. Notes 8.63% due 01/15/2024*	225,000	228,938
HCA, Inc. Company Guar. Notes 5.63% due 09/01/2028	950,000	1,067,562
HCA, Inc. Company Guar. Notes 5.88% due 02/15/2026	650,000	731,250
HCA, Inc. Company Guar. Notes 5.88% due 02/01/2029	800,000	907,000
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc. Company Guar. Notes 9.75% due 12/01/2026*	1,400,000	1,536,500
Surgery Center Holdings, Inc. Company Guar. Notes 6.75% due 07/01/2025*	975,000	901,875
Tenet Healthcare Corp. Senior Sec. Notes 4.63% due 07/15/2024	375,000	386,250
Tenet Healthcare Corp. Senior Sec. Notes 4.88% due 01/01/2026*	625,000	646,875
Tenet Healthcare Corp. Sec. Notes 5.13% due 05/01/2025	925,000	946,969
Tenet Healthcare Corp. Senior Sec. Notes 5.13% due 11/01/2027*	625,000	650,000
Tenet Healthcare Corp. Senior Notes 6.75% due 06/15/2023	1,025,000	1,084,911
Tenet Healthcare Corp. Senior Notes 7.00% due 08/01/2025	625,000	647,000
		13,138,458
Medical-Outpatient/Home Medical — 0.1%
Air Medical Group Holdings, Inc. Senior Notes 6.38% due 05/15/2023*	1,425,000	1,211,250
Metal Processors & Fabrication — 0.1%
Hillman Group, Inc. Company Guar. Notes 6.38% due 07/15/2022*	975,000	897,000
Metal Products-Distribution — 0.4%
Worthington Industries, Inc. Senior Notes 4.30% due 08/01/2032	1,805,000	1,886,482
Worthington Industries, Inc. Senior Notes 4.55% due 04/15/2026	3,083,000	3,318,377
		5,204,859
Metal-Copper — 0.2%
Freeport-McMoRan Copper & Gold, Inc. Company Guar. Notes 3.88% due 03/15/2023	375,000	380,625
Freeport-McMoRan, Inc. Company Guar. Notes 5.00% due 09/01/2027	425,000	434,031
Freeport-McMoRan, Inc. Company Guar. Notes 5.25% due 09/01/2029	375,000	381,675
Freeport-McMoRan, Inc. Company Guar. Notes 5.40% due 11/14/2034	875,000	854,219
		2,050,550
Multimedia — 0.4%
NBCUniversal Media LLC Company Guar. Notes 2.88% due 01/15/2023	2,710,000	2,793,942

NBCUniversal Media LLC Company Guar. Notes 5.95% due 04/01/2041	2,000,000	2,756,882
		5,550,824
Office Automation & Equipment — 0.1%
CDW LLC/CDW Finance Corp. Company Guar. Notes 4.25% due 04/01/2028	325,000	336,407
CDW LLC/CDW Finance Corp. Company Guar. Notes 5.50% due 12/01/2024	750,000	834,795
Xerox Corp. Senior Notes 4.50% due 05/15/2021	825,000	846,141
		2,017,343
Oil Companies-Exploration & Production — 2.4%
Antero Resources Corp. Company Guar. Notes 5.00% due 03/01/2025	450,000	297,000
Apache Corp. Senior Notes 4.25% due 01/15/2030	3,635,000	3,540,052
Ascent Resources Utica Holdings LLC/ARU Finance Corp. Senior Notes 7.00% due 11/01/2026*	125,000	95,625
Ascent Resources Utica Holdings LLC/ARU Finance Corp. Senior Notes 10.00% due 04/01/2022*	425,000	402,177
Berry Petroleum Co. LLC Company Guar. Notes 7.00% due 02/15/2026*	575,000	534,750
Callon Petroleum Co. Company Guar. Notes 6.13% due 10/01/2024	850,000	807,500
Callon Petroleum Co. Company Guar. Notes 6.38% due 07/01/2026	275,000	256,438
Carrizo Oil & Gas, Inc. Company Guar. Notes 6.25% due 04/15/2023	325,000	302,250
Carrizo Oil & Gas, Inc. Company Guar. Notes 8.25% due 07/15/2025	550,000	522,500
Centennial Resource Production LLC Company Guar. Notes 6.88% due 04/01/2027*	650,000	637,000
Chesapeake Energy Corp. Company Guar. Notes 7.00% due 10/01/2024	650,000	438,750
Chesapeake Energy Corp. Company Guar. Notes 8.00% due 01/15/2025	250,000	165,000
Chesapeake Energy Corp. Company Guar. Notes 8.00% due 06/15/2027	800,000	500,000
Cimarex Energy Co. Senior Notes 3.90% due 05/15/2027	1,330,000	1,351,261
CrownRock LP/CrownRock Finance, Inc. Senior Notes 5.63% due 10/15/2025*	1,300,000	1,270,776
EP Energy LLC/Everest Acquisition Finance, Inc. Senior Sec. Notes 8.00% due 11/29/2024*	875,000	358,750
Gulfport Energy Corp. Company Guar. Notes 6.00% due 10/15/2024	550,000	353,375
Gulfport Energy Corp. Company Guar. Notes 6.38% due 05/15/2025	450,000	272,250
Gulfport Energy Corp. Company Guar. Notes 6.38% due 01/15/2026	250,000	150,000
Hess Corp. Senior Notes 5.60% due 02/15/2041	2,000,000	2,241,892
Jagged Peak Energy LLC Company Guar. Notes 5.88% due 05/01/2026	625,000	631,250
Laredo Petroleum, Inc. Company Guar. Notes 5.63% due 01/15/2022	450,000	430,875
Laredo Petroleum, Inc. Company Guar. Notes 6.25% due 03/15/2023	300,000	273,750
Marathon Oil Corp. Senior Notes 3.85% due 06/01/2025	4,250,000	4,463,777
Oasis Petroleum, Inc. Company Guar. Notes 6.25% due 05/01/2026*	675,000	459,000
Oasis Petroleum, Inc. Company Guar. Notes 6.88% due 03/15/2022	521,000	457,177
Occidental Petroleum Corp. Senior Notes 3.45% due 07/15/2024	4,600,000	4,682,555
Occidental Petroleum Corp. Senior Notes 4.20% due 03/15/2048	835,000	812,845
Occidental Petroleum Corp. Senior Notes 4.40% due 04/15/2046	850,000	844,750
Parsley Energy LLC/Parsley Finance Corp. Company Guar. Notes 5.25% due 08/15/2025*	100,000	102,502
Parsley Energy LLC/Parsley Finance Corp. Company Guar. Notes 5.63% due 10/15/2027*	375,000	387,188

PDC Energy, Inc. Company Guar. Notes 5.75% due 05/15/2026	550,000	514,250
PDC Energy, Inc. Company Guar. Notes 6.13% due 09/15/2024	200,000	194,125
QEP Resources, Inc. Senior Notes 5.25% due 05/01/2023	375,000	356,250
QEP Resources, Inc. Senior Notes 5.63% due 03/01/2026	400,000	358,000
Range Resources Corp. Company Guar. Notes 4.88% due 05/15/2025	450,000	361,125
Range Resources Corp. Company Guar. Notes 5.00% due 03/15/2023	450,000	389,250
SM Energy Co. Senior Notes 5.63% due 06/01/2025	275,000	233,068
SM Energy Co. Senior Notes 6.63% due 01/15/2027	125,000	105,313
SM Energy Co. Senior Notes 6.75% due 09/15/2026	750,000	643,125
SRC Energy, Inc. Senior Notes 6.25% due 12/01/2025	625,000	584,250
Ultra Resources, Inc. Company Guar. Notes 6.88% due 04/15/2022*	175,000	17,500
Ultra Resources, Inc. Company Guar. Notes 7.13% due 04/15/2025*	700,000	70,000
Whiting Petroleum Corp. Company Guar. Notes 6.25% due 04/01/2023	625,000	453,125
Whiting Petroleum Corp. Company Guar. Notes 6.63% due 01/15/2026	500,000	310,000
WPX Energy, Inc. Senior Notes 5.25% due 10/15/2027	175,000	170,188
		32,802,584
Oil Companies-Integrated — 0.4%
BP Capital Markets America, Inc. Company Guar. Notes 3.12% due 05/04/2026	2,810,000	2,944,651
BP Capital Markets America, Inc. Company Guar. Notes 4.74% due 03/11/2021	2,290,000	2,380,311
		5,324,962
Oil Refining & Marketing — 0.8%
CVR Refining LLC/Coffeyville Finance, Inc. Company Guar. Notes 6.50% due 11/01/2022	1,700,000	1,717,000
Marathon Petroleum Corp. Senior Notes 3.63% due 09/15/2024	1,850,000	1,948,429
Marathon Petroleum Corp. Senior Notes 6.50% due 03/01/2041	730,000	935,990
Sunoco LP/Sunoco Finance Corp. Company Guar. Notes 5.50% due 02/15/2026	300,000	310,155
Sunoco LP/Sunoco Finance Corp. Company Guar. Notes 5.88% due 03/15/2028	425,000	446,258
Valero Energy Corp. Senior Notes 4.00% due 04/01/2029	1,535,000	1,640,579
Valero Energy Corp. Senior Notes 4.90% due 03/15/2045	1,000,000	1,131,462
Valero Energy Corp. Company Guar. Notes 7.50% due 04/15/2032	1,540,000	2,109,887
		10,239,760
Oil-Field Services — 0.3%
Archrock Partners LP/Archrock Partners Finance Corp. Company Guar. Notes 6.88% due 04/01/2027*	1,000,000	1,032,400
SESI LLC Company Guar. Notes 7.13% due 12/15/2021	700,000	530,250
SESI LLC Company Guar. Notes 7.75% due 09/15/2024	1,450,000	797,500
USA Compression Partners LP/USA Compression Finance Corp. Company Guar. Notes 6.88% due 04/01/2026	1,175,000	1,186,750
USA Compression Partners LP/USA Compression Finance Corp. Company Guar. Notes 6.88% due 09/01/2027*	600,000	600,000
		4,146,900
Paper & Related Products — 0.4%
Clearwater Paper Corp. Company Guar. Notes 5.38% due 02/01/2025*	1,150,000	1,127,000
International Paper Co. Senior Notes 4.40% due 08/15/2047	4,175,000	4,335,032
Pope & Talbot, Inc. Debentures 8.38% due 06/01/2013†(1)(3)(4)	250,000	0
		5,462,032

Pharmacy Services — 1.3%
Cigna Corp. Company Guar. Notes 3.75% due 07/15/2023	2,215,000	2,320,299
Cigna Corp. Company Guar. Notes 4.38% due 10/15/2028	2,215,000	2,432,658
Cigna Corp. Company Guar. Notes 4.90% due 12/15/2048	2,215,000	2,572,680
CVS Health Corp. Senior Notes 3.88% due 07/20/2025	2,025,000	2,152,670
CVS Health Corp. Senior Notes 4.78% due 03/25/2038	3,130,000	3,474,033
CVS Health Corp. Senior Notes 5.05% due 03/25/2048	2,740,000	3,158,209
CVS Health Corp. Senior Notes 5.13% due 07/20/2045	1,265,000	1,458,114
CVS Pass-Through Trust Pass-Through Certs. 5.30% due 01/11/2027*	333,195	354,596
		17,923,259
Pipelines — 4.2%
Antero Midstream Partners LP/Antero Midstream Finance Corp. Company Guar. Notes 5.38% due 09/15/2024	1,125,000	930,938
Antero Midstream Partners LP/Antero Midstream Finance Corp. Company Guar. Notes 5.75% due 03/01/2027*	375,000	278,906
Antero Midstream Partners LP/Antero Midstream Finance Corp. Company Guar. Notes 5.75% due 01/15/2028*	825,000	622,875
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp. Company Guar. Notes 5.88% due 08/01/2023	375,000	370,781
Boardwalk Pipelines LP Company Guar. Notes 4.80% due 05/03/2029	980,000	1,041,763
Cheniere Energy Partners LP Company Guar. Notes 4.50% due 10/01/2029*	450,000	458,438
Cheniere Energy Partners LP Senior Sec. Notes 5.25% due 10/01/2025	1,300,000	1,345,500
Cheniere Energy Partners LP Company Guar. Notes 5.63% due 10/01/2026	350,000	369,688
CNX Midstream Partners LP/CNX Midstream Finance Corp. Senior Notes 6.50% due 03/15/2026*	1,350,000	1,258,875
Columbia Pipeline Group, Inc. Company Guar. Notes 4.50% due 06/01/2025	2,065,000	2,252,185
Columbia Pipeline Group, Inc. Company Guar. Notes 5.80% due 06/01/2045	1,260,000	1,587,351
Energy Transfer Operating LP Company Guar. Notes 4.90% due 02/01/2024	4,250,000	4,586,827
Energy Transfer Operating LP Company Guar. Notes 5.15% due 03/15/2045	3,013,000	3,141,003
Enterprise Products Operating LLC Company Guar. Notes 3.75% due 02/15/2025	3,300,000	3,518,646
Florida Gas Transmission Co. LLC Senior Notes 5.45% due 07/15/2020*	700,000	715,288
Holly Energy Partners LP/Holly Energy Finance Corp. Company Guar. Notes 6.00% due 08/01/2024*	1,575,000	1,639,969
Kinder Morgan Energy Partners LP Company Guar. Notes 5.80% due 03/15/2035	2,540,000	2,977,884
Kinder Morgan Energy Partners LP Company Guar. Notes 6.38% due 03/01/2041	570,000	696,621
Kinder Morgan Energy Partners LP Company Guar. Notes 6.55% due 09/15/2040	2,960,000	3,665,633
MPLX LP Senior Notes 4.25% due 12/01/2027*	850,000	893,833
MPLX LP Senior Notes 4.50% due 04/15/2038	3,150,000	3,218,763
MPLX LP Senior Notes 5.20% due 03/01/2047	2,250,000	2,414,052
MPLX LP Senior Notes 5.20% due 12/01/2047*	2,740,000	2,928,849
MPLX LP Senior Notes 6.25% due 10/15/2022*	186,000	189,349
MPLX LP Senior Notes 6.38% due 05/01/2024*	350,000	367,521
NuStar Logistics LP Company Guar. Notes 5.63% due 04/28/2027	1,450,000	1,508,000
NuStar Logistics LP Company Guar. Notes 6.00% due 06/01/2026	150,000	160,305
Southeast Supply Header LLC Senior Notes 4.25% due 06/15/2024*	2,370,000	2,414,002

Summit Midstream Holdings LLC/Summit Midstream Finance Corp. Company Guar. Notes 5.50% due 08/15/2022	1,425,000	1,275,375
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. Company Guar. Notes 5.75% due 04/15/2025	850,000	658,750
Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 5.00% due 01/15/2028	825,000	816,750
Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 5.25% due 05/01/2023	150,000	150,563
Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 5.38% due 02/01/2027	625,000	639,844
Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 5.88% due 04/15/2026	725,000	756,791
Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 6.50% due 07/15/2027*	75,000	80,252
TC PipeLines LP Senior Notes 3.90% due 05/25/2027	1,270,000	1,334,253
Texas Eastern Transmission LP Senior Notes 2.80% due 10/15/2022*	1,510,000	1,520,512
TransMontaigne Partners LP/TLP Finance Corp. Company Guar. Notes 6.13% due 02/15/2026	400,000	383,132
Williams Cos., Inc. Senior Notes 4.90% due 01/15/2045	2,960,000	3,122,329
		56,292,396
Precious Metals — 0.1%
Coeur Mining, Inc. Company Guar. Notes 5.88% due 06/01/2024	925,000	918,174
Professional Sports — 0.1%
Football Trust V Pass-Through Certs. 5.35% due 10/05/2020*	800,479	824,338
Publishing-Newspapers — 0.1%
TEGNA, Inc. Company Guar. Notes 5.00% due 09/15/2029*	600,000	608,250
TEGNA, Inc. Company Guar. Notes 5.50% due 09/15/2024*	350,000	360,828
TEGNA, Inc. Company Guar. Notes 6.38% due 10/15/2023	675,000	694,406
		1,663,484
Quarrying — 0.1%
Compass Minerals International, Inc. Company Guar. Notes 4.88% due 07/15/2024*	1,125,000	1,096,875
Racetracks — 0.0%
Penn National Gaming, Inc. Senior Notes 5.63% due 01/15/2027*	400,000	412,000
Radio — 0.4%
Cumulus Media New Holdings, Inc. Senior Sec. Notes 6.75% due 07/01/2026*	500,000	530,000
Entercom Media Corp. Sec. Notes 6.50% due 05/01/2027*	625,000	653,125
Entercom Media Corp. Company Guar. Notes 7.25% due 11/01/2024*	925,000	964,312
Sirius XM Radio, Inc. Company Guar. Notes 4.63% due 07/15/2024*	1,000,000	1,045,000
Sirius XM Radio, Inc. Company Guar. Notes 5.38% due 04/15/2025*	950,000	988,000
Sirius XM Radio, Inc. Company Guar. Notes 5.38% due 07/15/2026*	925,000	975,875
		5,156,312
Real Estate Investment Trusts — 3.8%
Alexandria Real Estate Equities, Inc. Company Guar. Notes 3.90% due 06/15/2023	2,100,000	2,218,004
Alexandria Real Estate Equities, Inc. Company Guar. Notes 3.95% due 01/15/2028	2,110,000	2,284,372
American Tower Corp. Senior Notes 3.45% due 09/15/2021	3,100,000	3,175,778
American Tower Corp. Senior Notes 5.00% due 02/15/2024	2,400,000	2,655,182
AvalonBay Communities, Inc. Senior Notes 3.35% due 05/15/2027	2,745,000	2,925,021
Boston Properties LP Senior Notes 3.80% due 02/01/2024	1,400,000	1,483,363
Crown Castle International Corp. Senior Notes 2.25% due 09/01/2021	410,000	411,209

Crown Castle International Corp. Senior Bonds 3.80% due 02/15/2028	3,560,000	3,832,188
Health Care REIT, Inc. Senior Notes 4.00% due 06/01/2025	2,600,000	2,816,371
Healthcare Trust of America Holdings LP Company Guar. Notes 3.70% due 04/15/2023	2,300,000	2,379,708
Host Hotels & Resorts LP Senior Notes 4.00% due 06/15/2025	2,815,000	2,998,110
Kimco Realty Corp. Senior Notes 3.40% due 11/01/2022	490,000	507,215
Kimco Realty Corp. Senior Notes 3.80% due 04/01/2027	1,730,000	1,848,130
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. Company Guar. Notes 5.63% due 05/01/2024	150,000	165,188
Mid-America Apartments LP Senior Notes 3.75% due 06/15/2024	3,200,000	3,367,895
Physicians Realty LP Company Guar. Notes 4.30% due 03/15/2027	1,590,000	1,706,857
Plum Creek Timberlands LP Senior Notes 3.25% due 03/15/2023	1,370,000	1,409,231
Regency Centers Corp. Company Guar. Notes 3.75% due 11/15/2022	3,900,000	4,061,454
Tanger Properties LP Senior Notes 3.13% due 09/01/2026	2,600,000	2,569,686
Tanger Properties LP Senior Notes 3.75% due 12/01/2024	1,000,000	1,024,215
Tanger Properties LP Senior Notes 3.88% due 12/01/2023	2,100,000	2,165,611
UDR, Inc. Company Guar. Notes 2.95% due 09/01/2026	2,180,000	2,230,958
UDR, Inc. Company Guar. Notes 3.75% due 07/01/2024	500,000	531,724
UDR, Inc. Company Guar. Notes 4.63% due 01/10/2022	710,000	745,046
WP Carey, Inc. Senior Notes 4.60% due 04/01/2024	1,890,000	2,021,210
		51,533,726
Rental Auto/Equipment — 0.6%
ERAC USA Finance LLC Company Guar. Notes 4.50% due 02/15/2045*	750,000	833,286
ERAC USA Finance LLC Company Guar. Notes 5.63% due 03/15/2042*	4,090,000	5,130,935
United Rentals North America, Inc. Sec. Notes 3.88% due 11/15/2027	200,000	202,050
United Rentals North America, Inc. Company Guar. Notes 4.88% due 01/15/2028	875,000	903,437
United Rentals North America, Inc. Company Guar. Notes 5.50% due 05/15/2027	350,000	369,687
United Rentals North America, Inc. Company Guar. Notes 5.88% due 09/15/2026	400,000	423,768
United Rentals North America, Inc. Company Guar. Notes 6.50% due 12/15/2026	275,000	297,688
		8,160,851
Research & Development — 0.2%
Jaguar Holding Co. II/Pharmaceutical Product Development LLC Company Guar. Notes 6.38% due 08/01/2023*	2,600,000	2,691,000
Resort/Theme Parks — 0.1%
Six Flags Entertainment Corp. Company Guar. Notes 5.50% due 04/15/2027*	925,000	968,938
Retail-Arts & Crafts — 0.1%
Michaels Stores, Inc. Company Guar. Notes 8.00% due 07/15/2027*	725,000	715,720
Retail-Auto Parts — 0.7%
Advance Auto Parts, Inc. Company Guar. Notes 4.50% due 01/15/2022	840,000	875,293
Advance Auto Parts, Inc. Company Guar. Notes 4.50% due 12/01/2023	3,750,000	4,043,910
AutoZone, Inc. Senior Notes 3.13% due 04/21/2026	975,000	1,011,305
AutoZone, Inc. Senior Notes 3.75% due 06/01/2027	2,870,000	3,080,108
		9,010,616
Retail-Building Products — 0.0%
Beacon Roofing Supply, Inc. Senior Sec. Notes 4.50% due 11/15/2026*	175,000	178,500
Retail-Discount — 0.1%
Dollar Tree, Inc. Senior Notes 3.70% due 05/15/2023	1,630,000	1,705,836

Retail-Leisure Products — 0.2%
Party City Holdings, Inc. Company Guar. Notes 6.13% due 08/15/2023*	1,200,000	1,206,000
Party City Holdings, Inc. Company Guar. Notes 6.63% due 08/01/2026*	975,000	948,188
		2,154,188
Retail-Propane Distribution — 0.3%
Ferrellgas LP/Ferrellgas Finance Corp. Senior Notes 6.50% due 05/01/2021	850,000	714,000
Ferrellgas LP/Ferrellgas Finance Corp. Senior Notes 6.75% due 01/15/2022	675,000	565,312
Suburban Propane Partners LP/Suburban Energy Finance Corp. Senior Notes 5.50% due 06/01/2024	625,000	638,875
Suburban Propane Partners LP/Suburban Energy Finance Corp. Senior Notes 5.75% due 03/01/2025	250,000	254,375
Suburban Propane Partners LP/Suburban Energy Finance Corp. Senior Notes 5.88% due 03/01/2027	1,150,000	1,190,250
		3,362,812
Retail-Restaurants — 0.1%
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC Company Guar. Notes 4.75% due 06/01/2027*	700,000	730,415
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC Company Guar. Notes 5.00% due 06/01/2024*	100,000	103,750
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC Company Guar. Notes 5.25% due 06/01/2026*	350,000	370,125
Yum! Brands, Inc. Senior Notes 4.75% due 01/15/2030*	250,000	262,188
		1,466,478
Rubber-Tires — 0.1%
Goodyear Tire & Rubber Co. Company Guar. Notes 4.88% due 03/15/2027	425,000	427,125
Goodyear Tire & Rubber Co. Company Guar. Notes 5.00% due 05/31/2026	625,000	646,094
		1,073,219
Rubber/Plastic Products — 0.1%
Gates Global LLC/Gates Global Co. Company Guar. Notes 6.00% due 07/15/2022*	1,358,000	1,356,303
Semiconductor Components-Integrated Circuits — 0.1%
QUALCOMM, Inc. Senior Notes 2.60% due 01/30/2023	1,940,000	1,977,744
Semiconductor Equipment — 0.1%
Lam Research Corp. Senior Notes 4.00% due 03/15/2029	1,585,000	1,753,228
Shipbuilding — 0.2%
Huntington Ingalls Industries, Inc. Company Guar. Notes 3.48% due 12/01/2027	2,470,000	2,581,397
Soap & Cleaning Preparation — 0.1%
Church & Dwight Co., Inc. Senior Notes 3.15% due 08/01/2027	1,350,000	1,400,868
Software Tools — 0.1%
JDA Escrow LLC/JDA Bond Finance, Inc. Company Guar. Notes 7.38% due 10/15/2024*	1,625,000	1,685,629
Steel Pipe & Tube — 0.4%
Valmont Industries, Inc. Company Guar. Notes 5.00% due 10/01/2044	500,000	524,647
Valmont Industries, Inc. Company Guar. Notes 5.25% due 10/01/2054	4,815,000	4,946,978
		5,471,625
Steel-Producers — 1.0%
Carpenter Technology Corp. Senior Notes 4.45% due 03/01/2023	3,347,000	3,453,748
Carpenter Technology Corp. Senior Notes 5.20% due 07/15/2021	2,600,000	2,664,493
Reliance Steel & Aluminum Co. Senior Notes 4.50% due 04/15/2023	6,770,000	7,182,076
Steel Dynamics, Inc. Company Guar. Notes 5.50% due 10/01/2024	575,000	592,411
		13,892,728
Telecom Equipment-Fiber Optics — 0.1%
Corning, Inc. Senior Notes 4.75% due 03/15/2042	1,100,000	1,261,020
Telephone-Integrated — 2.5%
AT&T, Inc. Senior Notes 3.40% due 05/15/2025	5,100,000	5,343,793

AT&T, Inc. Senior Notes 4.25% due 03/01/2027	3,475,000	3,816,611
AT&T, Inc. Senior Notes 4.80% due 06/15/2044	3,485,000	3,880,868
AT&T, Inc. Senior Notes 5.15% due 03/15/2042	1,500,000	1,742,669
AT&T, Inc. Senior Notes 5.30% due 08/15/2058	2,750,000	3,277,713
AT&T, Inc. Senior Notes 6.38% due 03/01/2041	3,500,000	4,572,098
Sprint Capital Corp. Company Guar. Notes 6.88% due 11/15/2028	1,025,000	1,116,922
Verizon Communications, Inc. Senior Notes 4.13% due 08/15/2046	5,545,000	6,239,646
Verizon Communications, Inc. Senior Notes 4.50% due 08/10/2033	3,000,000	3,502,407
		33,492,727
Television — 0.7%
AMC Networks, Inc. Company Guar. Notes 4.75% due 08/01/2025	175,000	176,531
AMC Networks, Inc. Company Guar. Notes 5.00% due 04/01/2024	1,075,000	1,094,952
CBS Corp. Company Guar. Notes 4.90% due 08/15/2044	2,550,000	2,854,226
Gray Television, Inc. Company Guar. Notes 5.13% due 10/15/2024*	275,000	284,969
Gray Television, Inc. Company Guar. Notes 5.88% due 07/15/2026*	1,275,000	1,340,369
Gray Television, Inc. Company Guar. Notes 7.00% due 05/15/2027*	325,000	355,469
Scripps Escrow, Inc. Senior Notes 5.88% due 07/15/2027*	550,000	563,585
Sinclair Television Group, Inc. Company Guar. Notes 5.13% due 02/15/2027*	250,000	253,125
Sinclair Television Group, Inc. Company Guar. Notes 5.63% due 08/01/2024*	650,000	669,500
Sinclair Television Group, Inc. Company Guar. Notes 5.88% due 03/15/2026*	1,350,000	1,410,750
		9,003,476
Theaters — 0.0%
Live Nation Entertainment, Inc. Company Guar. Notes 4.75% due 10/15/2027*	125,000	130,325
Tobacco — 0.7%
BAT Capital Corp. Company Guar. Notes 3.56% due 08/15/2027	4,270,000	4,293,879
BAT Capital Corp. Company Guar. Notes 4.54% due 08/15/2047	5,625,000	5,440,055
		9,733,934
Transport-Rail — 0.8%
Burlington Northern and Santa Fe Railway Co. Pass-Through Certs. Series 1992-2 7.57% due 01/02/2021	19,713	20,161
Burlington Northern Santa Fe LLC Senior Notes 3.00% due 04/01/2025	3,000,000	3,143,307
Burlington Northern Santa Fe LLC Senior Notes 5.75% due 05/01/2040	2,200,000	2,976,779
Kansas City Southern Company Guar. Notes 3.00% due 05/15/2023	1,935,000	1,983,640
Kansas City Southern Company Guar. Notes 4.70% due 05/01/2048	2,710,000	3,199,075
		11,322,962
Transport-Services — 0.4%
FedEx Corp. Company Guar. Notes 3.10% due 08/05/2029	1,220,000	1,220,900
FedEx Corp. Company Guar. Notes 4.05% due 02/15/2048	1,320,000	1,303,559
Ryder System, Inc. Senior Notes 3.88% due 12/01/2023	3,300,000	3,497,426
		6,021,885
Trucking/Leasing — 0.5%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.40% due 11/15/2026*	3,300,000	3,379,376
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.45% due 07/01/2024*	2,750,000	2,865,520
		6,244,896
Vitamins & Nutrition Products — 0.3%
Mead Johnson Nutrition Co. Company Guar. Notes 3.00% due 11/15/2020	2,550,000	2,577,046

Mead Johnson Nutrition Co. Company Guar. Notes 4.13% due 11/15/2025	1,270,000	1,394,426
		3,971,472
Total U.S. Corporate Bonds & Notes (cost $1,056,813,563)		1,118,038,933
FOREIGN CORPORATE BONDS & NOTES — 13.5%
Aerospace/Defense — 0.6%
Embraer Netherlands Finance BV Company Guar. Notes 5.05% due 06/15/2025	3,135,000	3,436,775
Embraer Overseas, Ltd. Company Guar. Notes 5.70% due 09/16/2023*	3,804,000	4,184,400
		7,621,175
Aerospace/Defense-Equipment — 0.1%
TransDigm UK Holdings PLC Company Guar. Notes 6.88% due 05/15/2026	200,000	213,000
TransDigm, Inc. Company Guar. Notes 5.50% due 11/15/2027*	675,000	672,766
		885,766
Auto/Truck Parts & Equipment-Original — 0.5%
Adient Global Holdings, Ltd. Company Guar. Notes 4.88% due 08/15/2026*	1,450,000	1,141,875
Dana Financing Luxembourg SARL Company Guar. Notes 5.75% due 04/15/2025*	300,000	308,250
Dana Financing Luxembourg SARL Company Guar. Notes 6.50% due 06/01/2026*	950,000	997,500
IHO Verwaltungs GmbH Senior Sec. Notes 4.75% due 09/15/2026*(2)	1,025,000	1,014,750
IHO Verwaltungs GmbH Senior Sec. Notes 6.00% due 05/15/2027*(2)	375,000	387,187
IHO Verwaltungs GmbH Senior Sec. Notes 6.38% due 05/15/2029*(2)	375,000	384,375
Panther BF Aggregator 2 LP/Panther Finance Co, Inc. Senior Sec. Notes 6.25% due 05/15/2026*	150,000	158,580
Panther BF Aggregator 2 LP/Panther Finance Co, Inc. Company Guar. Notes 8.50% due 05/15/2027*	2,200,000	2,216,500
		6,609,017
Beverages-Wine/Spirits — 0.1%
Bacardi, Ltd. Company Guar. Notes 2.75% due 07/15/2026*	1,340,000	1,303,802
Brewery — 0.5%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 3.65% due 02/01/2026	6,050,000	6,478,519
Cable/Satellite TV — 1.2%
Altice Luxembourg SA Company Guar. Notes 7.63% due 02/15/2025*	1,000,000	1,031,250
Grupo Televisa SAB Senior Notes 5.00% due 05/13/2045	835,000	884,261
Grupo Televisa SAB Senior Notes 6.63% due 03/18/2025	7,015,000	8,257,918
Telenet Finance Luxembourg Notes SARL Senior Sec. Notes 5.50% due 03/01/2028*	1,950,000	2,073,825
Virgin Media Finance PLC Company Guar. Notes 5.75% due 01/15/2025*	300,000	309,000
Virgin Media Finance PLC Company Guar. Notes 6.00% due 10/15/2024*	350,000	360,937
Virgin Media Secured Finance PLC Senior Sec. Notes 5.50% due 08/15/2026*	400,000	420,500
Virgin Media Secured Finance PLC Senior Sec. Notes 5.50% due 05/15/2029*	200,000	212,500
Ziggo Bond Finance BV Senior Notes 5.88% due 01/15/2025*	450,000	463,500
Ziggo Bond Finance BV Senior Notes 6.00% due 01/15/2027*	625,000	653,125
Ziggo BV Senior Sec. Notes 5.50% due 01/15/2027*	1,150,000	1,213,250
		15,880,066
Cellular Telecom — 0.3%
Numericable-SFR SA Senior Sec. Notes 7.38% due 05/01/2026*	2,875,000	3,078,679
Vodafone Group PLC Senior Notes 4.13% due 05/30/2025	1,475,000	1,601,364
		4,680,043
Chemicals-Specialty — 0.2%
Alpha 2 BV Senior Notes 8.75% due 06/01/2023*(2)	350,000	343,875
Alpha 3 BV/Alpha US Bidco, Inc. Company Guar. Notes 6.25% due 02/01/2025*	1,575,000	1,582,875

Starfruit Finco BV/Starfruit US Holdco LLC Senior Notes 8.00% due 10/01/2026*	1,375,000	1,368,125
		3,294,875
Commercial Services — 0.0%
Nielsen Co. Luxembourg SARL Company Guar. Notes 5.00% due 02/01/2025*	250,000	248,750
Commercial Services-Finance — 0.2%
IHS Markit, Ltd. Senior Notes 4.25% due 05/01/2029	2,340,000	2,520,671
Containers-Metal/Glass — 0.3%
ARD Finance SA Senior Sec. Notes 7.13% due 09/15/2023(2)	1,775,000	1,843,781
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. Company Guar. Notes 5.25% due 08/15/2027*	700,000	717,500
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. Company Guar. Notes 6.00% due 02/15/2025*	725,000	761,250
Trivium Packaging Finance BV Senior Sec. Notes 5.50% due 08/15/2026*	225,000	235,688
Trivium Packaging Finance BV Company Guar. Notes 8.50% due 08/15/2027*	300,000	319,875
		3,878,094
Containers-Paper/Plastic — 0.1%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Company Guar. Notes 7.00% due 07/15/2024*	1,250,000	1,293,750
Cruise Lines — 0.1%
Viking Cruises, Ltd. Senior Notes 6.25% due 05/15/2025*	150,000	156,375
VOC Escrow, Ltd. Senior Sec. Notes 5.00% due 02/15/2028*	750,000	780,000
		936,375
Diagnostic Equipment — 0.4%
DH Europe Finance II SARL Company Guar. Notes 2.60% due 11/15/2029	1,665,000	1,682,171
DH Europe Finance II SARL Company Guar. Notes 3.40% due 11/15/2049	4,180,000	4,267,005
		5,949,176
Diversified Financial Services — 0.7%
GE Capital International Funding Co. ULC Company Guar. Notes 3.37% due 11/15/2025	3,653,000	3,758,733
GE Capital International Funding Co. ULC Company Guar. Notes 4.42% due 11/15/2035	5,500,000	5,804,962
		9,563,695
E-Commerce/Products — 0.4%
Alibaba Group Holding, Ltd. Senior Notes 3.40% due 12/06/2027	3,000,000	3,115,985
Alibaba Group Holding, Ltd. Senior Notes 3.60% due 11/28/2024	1,620,000	1,701,624
		4,817,609
Electric-Distribution — 0.1%
PPL WEM Holdings, Ltd. Senior Notes 5.38% due 05/01/2021*	1,100,000	1,137,042
Electric-Integrated — 0.7%
EDP Finance BV Senior Notes 3.63% due 07/15/2024*	2,550,000	2,635,917
Enel Finance International NV Company Guar. Notes 4.88% due 06/14/2029*	980,000	1,121,644
Fortis, Inc. Senior Notes 2.10% due 10/04/2021	1,810,000	1,808,691
Fortis, Inc. Senior Notes 3.06% due 10/04/2026	3,220,000	3,317,081
		8,883,333
Electronic Components-Misc. — 0.2%
Flex, Ltd. Senior Notes 4.75% due 06/15/2025	1,935,000	2,096,409
Electronic Components-Semiconductors — 0.0%
Sensata Technologies UK Financing Co. PLC Company Guar. Notes 6.25% due 02/15/2026*	250,000	267,344
Finance-Leasing Companies — 0.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 4.88% due 01/16/2024	715,000	778,119
Park Aerospace Holdings, Ltd. Company Guar. Notes 5.50% due 02/15/2024*	750,000	824,550
		1,602,669

Food-Baking — 0.3%
Grupo Bimbo SAB de CV Company Guar. Notes 4.50% due 01/25/2022*	1,230,000	1,279,839
Grupo Bimbo SAB de CV Company Guar. Notes 4.88% due 06/27/2044*	2,736,000	2,965,520
		4,245,359
Food-Misc./Diversified — 0.5%
Kerry Group Financial Services Company Guar. Notes 3.20% due 04/09/2023*	6,150,000	6,256,660
Gambling (Non-Hotel) — 0.1%
Stars Group Holdings BV/Stars Group US Co-Borrower LLC Company Guar. Notes 7.00% due 07/15/2026*	1,675,000	1,806,906
Hazardous Waste Disposal — 0.1%
Tervita Escrow Corp. Sec. Notes 7.63% due 12/01/2021*	775,000	765,313
Investment Management/Advisor Services — 0.1%
Invesco Finance PLC Company Guar. Notes 3.75% due 01/15/2026	800,000	851,783
Machinery-Farming — 0.4%
CNH Industrial NV Senior Notes 3.85% due 11/15/2027	5,245,000	5,463,919
Machinery-Pumps — 0.1%
Titan Acquisition, Ltd./Titan Co-Borrower LLC Senior Notes 7.75% due 04/15/2026*	825,000	773,437
Medical-Drugs — 1.4%
AstraZeneca PLC Senior Notes 2.38% due 06/12/2022	3,085,000	3,113,930
AstraZeneca PLC Senior Notes 3.13% due 06/12/2027	3,085,000	3,227,476
AstraZeneca PLC Senior Notes 3.38% due 11/16/2025	2,900,000	3,067,174
Bausch Health Cos., Inc. Senior Sec. Notes 5.50% due 11/01/2025*	375,000	391,879
Bausch Health Cos., Inc. Senior Sec. Notes 5.75% due 08/15/2027*	325,000	352,930
Bausch Health Cos., Inc. Company Guar. Notes 5.88% due 05/15/2023*	242,000	245,630
Bausch Health Cos., Inc. Company Guar. Notes 6.13% due 04/15/2025*	1,600,000	1,661,000
Bausch Health Cos., Inc. Senior Sec. Notes 7.00% due 03/15/2024*	450,000	470,779
Bausch Health Cos., Inc. Company Guar. Notes 7.25% due 05/30/2029*	450,000	495,563
Bausch Health Cos., Inc. Company Guar. Notes 9.00% due 12/15/2025*	750,000	842,025
Endo, Ltd./Endo Finance LLC/Endo Finco, Inc. Company Guar. Notes 6.00% due 07/15/2023*	825,000	545,531
Endo, Ltd./Endo Finance LLC/Endo Finco, Inc. Company Guar. Notes 6.00% due 02/01/2025*	1,575,000	1,004,062
Mallinckrodt International Finance SA/Mallinckrodt CB LLC Company Guar. Notes 5.50% due 04/15/2025*	1,975,000	656,687
Mallinckrodt International Finance SA/Mallinckrodt CB LLC Company Guar. Notes 5.63% due 10/15/2023*	1,350,000	486,000
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 4.10% due 10/01/2046	3,225,000	2,209,125
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 5.50% due 03/01/2023*	150,000	151,313
		18,921,104
Medical-Generic Drugs — 0.1%
Allergan Funding SCS Company Guar. Notes 3.45% due 03/15/2022	955,000	978,543
Allergan Funding SCS Company Guar. Notes 3.80% due 03/15/2025	890,000	936,214
		1,914,757
Medical-Hospitals — 0.2%
HCA, Inc. Company Guar. Notes 5.38% due 02/01/2025	1,975,000	2,170,031
Metal-Copper — 0.1%
Hudbay Minerals, Inc. Company Guar. Notes 7.25% due 01/15/2023*	125,000	129,206
HudBay Minerals, Inc. Company Guar. Notes 7.63% due 01/15/2025*	1,150,000	1,170,844
		1,300,050

Oil & Gas Drilling — 0.1%
Precision Drilling Corp. Company Guar. Notes 7.13% due 01/15/2026*	225,000	194,625
Precision Drilling Corp. Company Guar. Notes 7.75% due 12/15/2023	800,000	756,000
Shelf Drilling Holdings, Ltd. Company Guar. Notes 8.25% due 02/15/2025*	850,000	714,000
		1,664,625
Oil Companies-Exploration & Production — 0.8%
Canadian Natural Resources, Ltd. Senior Notes 3.80% due 04/15/2024	2,125,000	2,245,869
Canadian Natural Resources, Ltd. Senior Notes 5.85% due 02/01/2035	4,960,000	6,011,432
CNPC HK Overseas Capital, Ltd. Company Guar. Notes 5.95% due 04/28/2041*	1,550,000	2,159,405
		10,416,706
Oil Companies-Integrated — 0.4%
Husky Energy, Inc. Senior Notes 3.95% due 04/15/2022	2,800,000	2,897,252
Husky Energy, Inc. Senior Notes 4.40% due 04/15/2029	2,460,000	2,599,862
		5,497,114
Retail-Restaurants — 0.2%
1011778 BC ULC/New Red Finance, Inc. Sec. Notes 5.00% due 10/15/2025*	2,625,000	2,690,625
Satellite Telecom — 0.1%
Intelsat Jackson Holdings SA Company Guar. Notes 5.50% due 08/01/2023	850,000	794,750
Intelsat Jackson Holdings SA Company Guar. Notes 8.50% due 10/15/2024*	925,000	932,122
Intelsat Jackson Holdings SA Company Guar. Notes 9.75% due 07/15/2025*	350,000	363,188
		2,090,060
Security Services — 0.1%
GW B-CR Security Corp. Senior Notes 9.50% due 11/01/2027*	1,800,000	1,849,500
Soap & Cleaning Preparation — 0.1%
Reckitt Benckiser Treasury Services PLC Company Guar. Notes 3.00% due 06/26/2027*	1,440,000	1,488,234
Telecom Services — 0.2%
TELUS Corp. Senior Notes 2.80% due 02/16/2027	3,170,000	3,200,276
Telephone-Integrated — 0.8%
AT&T, Inc. Senior Notes 4.10% due 02/15/2028	2,500,000	2,724,925
Telefonica Emisiones SAU Company Guar. Notes 4.57% due 04/27/2023	1,500,000	1,621,557
Telefonica Emisiones SAU Company Guar. Notes 5.21% due 03/08/2047	1,530,000	1,779,308
Telefonica Emisiones SAU Company Guar. Notes 5.52% due 03/01/2049	1,930,000	2,349,097
Telefonica Emisiones SAU Company Guar. Notes 7.05% due 06/20/2036	1,575,000	2,184,198
		10,659,085
Transport-Rail — 0.5%
Canadian Pacific Railway Co. Senior Notes 2.90% due 02/01/2025	3,185,000	3,284,967
Canadian Pacific Railway Co. Senior Notes 7.13% due 10/15/2031	2,950,000	4,165,338
		7,450,305
Total Foreign Corporate Bonds & Notes (cost $173,306,743)		181,424,029

U.S. GOVERNMENT AGENCIES — 0.1%
Resolution Funding Corp — 0.1%
Resolution Funding Corp. STRIPS Bonds zero coupon due 01/15/2021 (cost $581,747)	640,000	626,420
COMMON STOCKS — 0.0%
Chemicals-Specialty — 0.0%
Hexion Holdings Corp., Class B† (cost $603,140)	20,415	206,191
PREFERRED SECURITIES — 0.1%
Finance-Investment Banker/Broker — 0.0%
Lehman Brothers Holdings, Inc. Class D, 5.67%(1)†	30,000	300
Real Estate Investment Trusts — 0.1%
Prologis, Inc. Series Q, 8.54%	20,000	1,380,400
Total Preferred Securities (cost $2,274,140)		1,380,700

PREFERRED SECURITIES/CAPITAL SECURITIES — 1.3%
Diversified Banking Institutions — 0.2%
Goldman Sachs Capital I 6.35% due 02/15/2034	2,500,000	3,244,023
Diversified Manufacturing Operations — 0.1%
Textron Financial Corp. FRS 3.45% (3 ML+1.74%) due 02/15/2067*	2,400,000	1,806,000
Electric-Generation — 0.4%
Electricite de France SA 5.63% due 01/22/2024*(5)	5,000,000	5,243,750
Insurance-Multi-line — 0.6%
AXA SA 5.63% due 12/15/2030	4,000,000	5,804,800
MetLife, Inc. 10.75% due 08/01/2069	900,000	1,480,086
USF&G Capital III 8.31% due 07/01/2046*	250,000	359,291
		7,644,177
Total Preferred Securities/Capital Securities (cost $15,875,771)		17,937,950

WARRANTS — 0.0%
Radio — 0.0%
iHeartmedia, Inc. Expires 05/01/2039 (cost $239,415)	14,510	197,699
TOTAL INVESTMENTS (cost $1,249,694,519)	98.5%	1,319,811,922
Other assets less liabilities	1.5	19,956,579

NET ASSETS	100.0%	$1,339,768,501

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At October 31, 2019, the aggregate value of these securities was $311,424,946 representing 22.7% of net assets.

†	Non-income producing security
(1)	Securities classified as Level 3 (see Note 1).
(2)	PIK (“Payment-in-Kind”) security — Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in cash at the coupon rate listed.
(3)	Security in default of interest and principal at maturity.
(4)	Company has filed for bankruptcy protection.
(5)	Perpetual maturity - maturity date reflects the next call date.

FRS — Floating Rate Security

The rate shown on FRS is the current rates as of October 31, 2019 and unless noted otherwise, the dates shown are the original maturity dates.

ULC — Unlimited Liability Corp.

Index Legend

3 ML—3 Month USD LIBOR

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
220	Long	U.S. Treasury 10 Year Notes	December 2019	$28,956,276	$28,665,313	$(290,963)
215	Long	U.S. Treasury Long Bonds	December 2019	35,421,734	34,695,625	(726,109)

						$(1,017,072)

*	Notional Basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2019 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
U.S. Corporate Bonds & Notes:
Broadcast Services/Program	$—	$8,399,041	$0	$8,399,041
Paper & Related Products	—	5,462,032	0	5,462,032
Other Industries	—	1,104,177,860	—	1,104,177,860
Foreign Corporate Bonds & Notes	—	181,424,029	—	181,424,029
U.S. Government Agencies		626,420		626,420
Common Stocks	206,191	—	—	206,191
Preferred Securities:
Finance-Investment Banker/Broker	—	—	300	300
Real Estate Investment Trusts	1,380,400	—	—	1,380,400
Preferred Securities/Capital Securities	—	17,937,950	—	17,937,950
Warrants	—	197,699	—	197,699

Total Investments at Value	$1,586,591	$1,318,225,031	$300	$1,319,811,922

LIABILITIES:
Other Financial Instruments:†

Futures Contracts	$(1,017,072)	$—	$—	$(1,017,072)

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio. There were no Level 3 transfers during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Fidelity Institutional AM® International Growth Portfolio#

PORTFOLIO OF INVESTMENTS — October 31, 2019 —

(unaudited)

Security Description	Shares	Value (Note 1)

COMMON STOCKS — 96.6%
Australia — 1.8%
Sydney Airport	464,596	$2,811,964
Transurban Group	277,300	2,836,766

		5,648,730

Bermuda — 1.6%
Hiscox, Ltd.	131,200	2,530,555
IHS Markit, Ltd.†	36,300	2,541,726

		5,072,281

Brazil — 2.9%
B3 SA—Brasil Bolsa Balcao	276,600	3,336,718
Lojas Renner SA	219,600	2,778,880
Rumo SA†	470,700	2,675,966

		8,791,564

Canada — 8.9%
Alimentation Couche-Tard, Inc., Class B	100,844	3,024,325
Brookfield Asset Management, Inc., Class A	61,800	3,414,450
Canadian National Railway Co.	40,816	3,650,539
Canadian Pacific Railway, Ltd.	14,146	3,216,816
CGI, Inc.†	36,500	2,837,195
Constellation Software, Inc.	2,903	2,867,139
Restaurant Brands International, Inc.	44,300	2,898,285
Thomson Reuters Corp.	41,500	2,788,828
Waste Connections, Inc.	29,796	2,752,245

		27,449,822

Cayman Islands — 6.0%
Alibaba Group Holding, Ltd. ADR†	37,453	6,616,821
New Oriental Education & Technology Group, Inc. ADR†	24,700	3,014,882
Shenzhou International Group Holdings, Ltd.	197,086	2,731,454
Tencent Holdings, Ltd.	152,048	6,224,772

		18,587,929

China — 1.2%
Ping An Insurance Group Co. of China, Ltd.	309,000	3,578,603

Denmark — 1.9%
Coloplast A/S, Class B	24,400	2,940,180
DSV A/S	30,723	2,981,124

		5,921,304

Finland — 0.9%
Kone Oyj, Class B	41,000	2,608,284

France — 13.1%
Air Liquide SA	25,850	3,433,712
Dassault Systemes SE	21,513	3,264,308
Edenred	57,753	3,040,242
Hermes International	4,426	3,183,924
Kering SA	5,679	3,231,498
L’Oreal SA	13,511	3,945,016
LVMH Moet Hennessy Louis Vuitton SE	10,755	4,588,106
Pernod Ricard SA	18,469	3,409,047
Remy Cointreau SA	20,400	2,727,978
Safran SA	20,844	3,297,630
Teleperformance	12,945	2,933,711
Vinci SA	30,467	3,418,371

		40,473,543

Germany — 6.4%
adidas AG	10,714	3,308,170
Deutsche Boerse AG	19,408	3,007,675
Nemetschek SE	53,944	2,743,466
SAP SE	35,593	4,715,987
Symrise AG	28,694	2,761,168
Vonovia SE	61,121	3,252,306

		19,788,772

Hong Kong — 1.5%
AIA Group, Ltd.	457,056	4,575,839

India — 0.9%
HDFC Bank, Ltd. ADR	47,470	2,899,942

Indonesia — 0.9%
Bank Central Asia Tbk PT	1,260,480	2,824,115

Ireland — 2.7%
Kerry Group PLC, Class A	23,395	2,828,420
Kingspan Group PLC	55,127	2,856,506
Linde PLC	13,762	2,729,693

		8,414,619

Israel — 0.9%
NICE, Ltd., ADR†	18,393	2,902,231

Italy — 3.7%
Amplifon SpA	112,815	2,833,524
Davide Campari-Milano SpA	278,100	2,548,004
Enel SpA	445,100	3,445,154
Moncler SpA	66,200	2,550,186

		11,376,868

Japan — 6.4%
Hoya Corp.	35,000	3,112,372
Kao Corp.	41,400	3,352,177
Keyence Corp.	5,500	3,505,047
OBIC Co., Ltd.	25,000	3,160,015
Recruit Holdings Co., Ltd.	101,600	3,397,329
Shiseido Co., Ltd.	37,700	3,130,786

		19,657,726

Jersey — 1.0%
Experian PLC	93,950	2,954,831

Netherlands — 5.8%
ASML Holding NV	16,414	4,302,035
Ferrari NV	18,975	3,035,805
InterXion Holding NV†	32,123	2,833,891
Unilever NV	81,383	4,806,083
Wolters Kluwer NV	39,169	2,884,095

		17,861,909

Philippines — 0.9%
SM Prime Holdings, Inc.	3,775,688	2,901,800

Spain — 4.2%
Amadeus IT Group SA	42,562	3,149,119
Cellnex Telecom SA*	65,500	2,824,195
Cellnex Telecom SA (Interim Shares)†	19,449	838,592
Ferrovial SA	92,000	2,714,996
Iberdrola SA	329,734	3,386,263

		12,913,165

Sweden — 2.9%
Assa Abloy AB, Class B	126,338	2,996,303
Atlas Copco AB, Class A	83,400	2,946,212
Hexagon AB, Class B	61,853	3,157,445

		9,099,960

Switzerland — 6.4%
Givaudan SA	992	2,913,152
Nestle SA	72,757	7,767,630
Partners Group Holding AG	3,666	2,858,477
Sika AG	19,194	3,297,905
Temenos AG	21,569	3,077,381

		19,914,545

Taiwan — 2.0%
Taiwan Semiconductor Manufacturing Co., Ltd.	620,000	6,079,729

United Kingdom — 9.2%
Ashtead Group PLC	98,400	2,992,819
Atlassian Corp. PLC, Class A†	24,900	3,007,671
Compass Group PLC	126,747	3,375,577
Diageo PLC	98,544	4,039,452
Halma PLC	118,200	2,868,523
London Stock Exchange Group PLC	31,331	2,822,254
Prudential PLC	172,800	3,018,435
RELX PLC	145,135	3,493,052
Rentokil Initial PLC	489,256	2,880,430

		28,498,213

United States — 2.5%
Mastercard, Inc., Class A	8,945	2,476,065
MercadoLibre, Inc.†	5,360	2,795,347
Visa, Inc., Class A	14,130	2,527,292

		7,798,704

Total Common Stocks (cost $281,425,903)		298,595,028

EXCHANGE-TRADED FUNDS — 1.3%
United States — 1.3%
iShares MSCI India ETF (cost $4,133,209)	117,259	4,063,024

Total Long-Term Investment Securities (cost $285,559,112)		302,658,052

TOTAL INVESTMENTS (cost $285,559,112)	97.9%	302,658,052
Other assets less liabilities	2.1	6,521,064

NET ASSETS	100.0%	$309,179,116

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At October 31, 2019, the aggregate value of these securities was $2,824,195 representing 0.9% of net assets.

#	Effective May 1, 2019, SA Fidelity Institutional AM® International Growth Portfolio commenced operations.

ADR — American Depositary Receipt

ETF — Exchange-Traded Funds

Industry Allocation*
Cosmetics & Toiletries	5.0%
Enterprise Software/Service	4.4
Beverages-Wine/Spirits	4.1
Food-Misc./Diversified	3.4
Transport-Rail	3.2
Commercial Services	3.1
Finance-Other Services	3.0
Apparel Manufacturers	2.9
Machinery-General Industrial	2.8
Insurance-Life/Health	2.5
Textile-Apparel	2.4
Building-Heavy Construction	2.3
Electric-Integrated	2.2
E-Commerce/Products	2.1
Private Equity	2.0
Internet Content-Information/News	2.0
Industrial Gases	2.0
Building & Construction Products-Misc.	2.0
Semiconductor Components-Integrated Circuits	2.0
Real Estate Management/Services	1.9
Computers-Integrated Systems	1.9
Banks-Commercial	1.8
Commercial Services-Finance	1.8
Finance-Credit Card	1.6
Semiconductor Equipment	1.4
Exchange-Traded Funds	1.3
Insurance-Multi-line	1.2
Industrial Automated/Robotic	1.2
Human Resources	1.1
Food-Catering	1.1
Athletic Footwear	1.1
Aerospace/Defense-Equipment	1.1
Computer Aided Design	1.1
Electronic Components-Misc.	1.0
Auto-Cars/Light Trucks	1.0
Retail-Convenience Store	1.0
Schools	1.0
Electronic Security Devices	1.0
Rental Auto/Equipment	1.0
Transport-Services	1.0
Medical Products	0.9
Computer Services	0.9
Chemicals-Specialty	0.9
Telecommunication Equipment	0.9
Retail-Restaurants	0.9
Publishing-Periodicals	0.9
Building-Maintenance & Services	0.9
Electronic Measurement Instruments	0.9
Public Thoroughfares	0.9
Computer Software	0.9
Medical-Wholesale Drug Distribution	0.9
Airport Development/Maintenance	0.9
E-Commerce/Services	0.9
Multimedia	0.9
Retail-Apparel/Shoe	0.9
Chemicals-Diversified	0.9
Non-Hazardous Waste Disposal	0.9
Applications Software	0.9
Building & Construction-Misc.	0.9
Insurance-Property/Casualty	0.8

97.9%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2019 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$298,595,028	$—	$—	$298,595,028
Exchanged-Traded Funds	4,063,024	—	—	4,063,024

Total Investments at Value	$302,658,052	$—	$—	$302,658,052

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Fidelity Institutional AM® Real Estate Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2019 —

(unaudited)

Security Description	Shares	Value (Note 1)
COMMON STOCKS — 98.2%
Advertising Sales — 0.1%
Clear Channel Outdoor Holdings, Inc.†	142,000	$330,860

Hotels/Motels — 1.0%
Marriott International, Inc., Class A	21,500	2,720,825

Real Estate Investment Trusts — 96.6%
Acadia Realty Trust	129,066	3,611,267
Alexandria Real Estate Equities, Inc.	68,200	10,826,750
Americold Realty Trust	151,000	6,053,590
AvalonBay Communities, Inc.	63,925	13,913,915
Boston Properties, Inc.	33,242	4,560,802
CareTrust REIT, Inc.	140,600	3,408,144
Clipper Realty, Inc.	122,018	1,176,254
CoreSite Realty Corp.	18,500	2,173,750
Crown Castle International Corp.	20,700	2,872,953
CubeSmart	233,200	7,392,440
Digital Realty Trust, Inc.	50,900	6,466,336
Douglas Emmett, Inc.	102,400	4,435,968
Duke Realty Corp.	191,400	6,725,796
Equinix, Inc.	34,300	19,440,554
Equity LifeStyle Properties, Inc.	112,192	7,846,708
Equity Residential	96,354	8,542,746
Essex Property Trust, Inc.	29,413	9,621,875
Extra Space Storage, Inc.	61,700	6,927,059
Four Corners Property Trust, Inc.	213,500	6,116,775
Healthcare Realty Trust, Inc.	234,700	8,160,519
Highwoods Properties, Inc.	79,100	3,701,880
Invitation Homes, Inc.	228,000	7,020,120
Lexington Realty Trust	56,600	615,808
Mack-Cali Realty Corp.	71,700	1,535,814
National Retail Properties, Inc.	160,800	9,472,728
Outfront Media, Inc.	85,700	2,254,767
Prologis, Inc.	242,458	21,278,114
Public Storage	9,370	2,088,198
RLJ Lodging Trust	200,376	3,288,170
Simon Property Group, Inc.	29,969	4,515,729
SITE Centers Corp.	236,920	3,679,368
Spirit Realty Capital, Inc.	96,600	4,814,544
Sunstone Hotel Investors, Inc.	198,900	2,687,139
Taubman Centers, Inc.	77,034	2,756,277
Terreno Realty Corp.	84,180	4,748,594
UDR, Inc.	190,900	9,592,725
Urban Edge Properties	171,950	3,629,864
Ventas, Inc.	206,645	13,452,589
VEREIT, Inc.	572,953	5,637,858
VICI Properties, Inc.	279,500	6,582,225
Welltower, Inc.	97,664	8,857,148
Weyerhaeuser Co.	106,100	3,099,181

		265,583,041

Real Estate Management/Services — 0.5%
Jones Lang LaSalle, Inc.	9,700	1,421,244

TOTAL INVESTMENTS (cost $227,190,728)	98.2%	270,055,970
Other assets less liabilities	1.8	4,993,017

NET ASSETS	100.0%	$275,048,987

†	Non-income producing security

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2019 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$270,055,970	$—	$—	$270,055,970

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Fixed Income Index Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2019 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

U.S. CORPORATE BONDS & NOTES — 30.1%
Aerospace/Defense — 0.4%
Northrop Grumman Corp. Senior Notes 2.08% due 10/15/2020	$2,000,000	$2,002,673

Aerospace/Defense-Equipment — 0.2%
United Technologies Corp. Senior Notes 5.40% due 05/01/2035	1,000,000	1,284,374

Airlines — 0.2%
United Airlines Pass Through Trust Pass-Through Certs. Series 2016-1, Class AA 3.10% due 01/07/2030	1,028,637	1,055,144

Applications Software — 0.2%
Microsoft Corp. Senior Notes 3.70% due 08/08/2046	1,036,000	1,178,922

Auto/Truck Parts & Equipment-Original — 0.7%
Aptiv Corp. Company Guar. Notes 4.15% due 03/15/2024	1,903,000	2,019,549
BorgWarner, Inc. Senior Notes 4.38% due 03/15/2045	1,900,000	1,961,921

		3,981,470

Banks-Commercial — 1.5%
BB&T Corp. Senior Notes 2.05% due 05/10/2021	2,000,000	2,003,765
First Horizon National Corp. Senior Notes 3.50% due 12/15/2020	659,000	667,458
PNC Bank NA Senior Notes 2.00% due 05/19/2020	1,600,000	1,601,078
PNC Bank NA Sub. Notes 4.05% due 07/26/2028	1,000,000	1,111,698
Regions Financial Corp. Senior Notes 3.80% due 08/14/2023	2,500,000	2,645,591

		8,029,590

Banks-Fiduciary — 0.7%
Bank of New York Mellon Corp. Senior Notes 2.95% due 01/29/2023	2,000,000	2,064,156
Bank of New York Mellon Corp. Senior Notes 3.00% due 02/24/2025	928,000	972,386
State Street Corp. Senior Notes 3.55% due 08/18/2025	844,000	910,824

		3,947,366

Banks-Super Regional — 0.8%
SunTrust Banks, Inc. Senior Notes 2.90% due 03/03/2021	2,000,000	2,022,478
US Bancorp Senior Notes 3.15% due 04/27/2027	1,000,000	1,058,323
Wells Fargo & Co. Senior Notes 3.90% due 05/01/2045	1,311,000	1,481,508

		4,562,309

Beverages-Non-alcoholic — 0.2%
Pepsi-Cola Metropolitan Bottling Co., Inc. Senior Notes 7.00% due 03/01/2029	644,000	884,097

Brewery — 0.2%
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.90% due 02/01/2046	973,000	1,156,315

Cable/Satellite TV — 0.5%
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.46% due 07/23/2022	500,000	525,632
Comcast Corp. Company Guar. Notes 3.90% due 03/01/2038	2,000,000	2,192,564

		2,718,196

Chemicals-Diversified — 0.4%
PPG Industries, Inc. Senior Notes 3.75% due 03/15/2028	2,000,000	2,181,781

Commercial Services-Finance — 0.2%
Moody’s Corp. Senior Notes 4.88% due 02/15/2024	1,031,000	1,141,892

Computer Services — 0.1%
International Business Machines Corp. Senior Notes 7.00% due 10/30/2025	400,000	504,735

Computers — 0.4%
Apple, Inc. Senior Notes 2.30% due 05/11/2022	2,000,000	2,026,690

Diversified Banking Institutions — 2.8%
Bank of America Corp. Senior Notes 3.30% due 01/11/2023	1,000,000	1,036,780
Bank of America Corp. Senior Notes 3.82% due 01/20/2028	2,000,000	2,152,306
Bank of America Corp. Senior Notes 4.44% due 01/20/2048	1,084,000	1,302,886
Citigroup, Inc. Sub. Notes 4.13% due 07/25/2028	2,000,000	2,165,356
Citigroup, Inc. Senior Notes 4.65% due 07/30/2045	1,032,000	1,262,983

Goldman Sachs Group, Inc. Sub. Notes 4.25% due 10/21/2025	250,000	269,288
Goldman Sachs Group, Inc. Senior Notes 5.38% due 03/15/2020	400,000	404,908
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	200,000	272,135
JPMorgan Chase & Co. Senior Notes 4.01% due 04/23/2029	2,000,000	2,184,058
JPMorgan Chase & Co. Senior Notes 6.40% due 05/15/2038	999,000	1,422,166
Morgan Stanley Senior Notes 3.13% due 01/23/2023	2,500,000	2,572,319
Morgan Stanley Sub. Notes 4.10% due 05/22/2023	500,000	529,453

		15,574,638

Diversified Manufacturing Operations — 0.2%
General Electric Capital Corp. Senior Notes 5.88% due 01/14/2038	1,000,000	1,196,797

E-Commerce/Products — 0.4%
Amazon.com, Inc. Senior Notes 1.90% due 08/21/2020	1,000,000	1,000,374
eBay, Inc. Senior Notes 3.45% due 08/01/2024	1,073,000	1,121,934

		2,122,308

Electric-Integrated — 2.0%
Berkshire Hathaway Energy Co. Senior Notes 3.80% due 07/15/2048	1,000,000	1,091,129
Consolidated Edison Co. of New York, Inc. Senior Notes 4.50% due 05/15/2058	1,000,000	1,193,563
Exelon Generation Co. LLC Senior Notes 6.25% due 10/01/2039	200,000	250,222
PPL Capital Funding, Inc. Company Guar. Notes 3.95% due 03/15/2024	1,786,000	1,888,350
Progress Energy, Inc. Senior Notes 4.40% due 01/15/2021	800,000	818,092
PSEG Power LLC Company Guar. Notes 3.00% due 06/15/2021	1,750,000	1,772,052
Puget Energy, Inc. Senior Sec. Notes 5.63% due 07/15/2022	1,912,000	2,052,162
SCANA Corp. Senior Notes 4.75% due 05/15/2021	1,970,000	2,020,858

		11,086,428

Electronic Components-Semiconductors — 0.4%
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 2.38% due 01/15/2020	1,000,000	1,000,320
Intel Corp. Senior Notes 3.10% due 07/29/2022	1,000,000	1,035,325

		2,035,645

Engines-Internal Combustion — 0.3%
Cummins, Inc. Senior Notes 4.88% due 10/01/2043	1,400,000	1,762,869

Enterprise Software/Service — 0.4%
CA, Inc. Senior Notes 3.60% due 08/15/2022	1,000,000	1,021,298
Oracle Corp. Senior Notes 2.40% due 09/15/2023	1,000,000	1,013,712

		2,035,010

Finance-Credit Card — 0.6%
American Express Co. Senior Notes 2.50% due 08/01/2022	2,000,000	2,025,159
Capital One Financial Corp. Senior Notes 3.20% due 02/05/2025	500,000	517,568
Visa, Inc. Senior Notes 4.30% due 12/14/2045	829,000	1,027,677

		3,570,404

Finance-Leasing Companies — 0.1%
Air Lease Corp. Senior Notes 3.88% due 04/01/2021	449,000	458,885

Finance-Other Services — 0.4%
CME Group, Inc. Senior Notes 3.00% due 03/15/2025	680,000	714,911
Intercontinental Exchange, Inc. Company Guar. Notes 3.75% due 12/01/2025	1,143,000	1,237,972

		1,952,883

Food-Meat Products — 0.4%
Tyson Foods, Inc. Senior Notes 4.88% due 08/15/2034	2,000,000	2,395,726

Food-Misc./Diversified — 0.9%
Campbell Soup Co. Senior Notes 4.80% due 03/15/2048	2,000,000	2,270,187

Kraft Foods Group, Inc. Company Guar. Notes 6.88% due 01/26/2039	2,000,000	2,483,846

		4,754,033

Gas-Distribution — 0.5%
Piedmont Natural Gas Co., Inc. Senior Notes 3.50% due 06/01/2029	1,000,000	1,074,900
Southern Co. Gas Capital Corp. Company Guar. Notes 5.88% due 03/15/2041	1,165,000	1,506,578

		2,581,478

Insurance-Multi-line — 0.3%
MetLife, Inc. Senior Notes 3.60% due 04/10/2024	1,345,000	1,429,609

Insurance-Property/Casualty — 0.1%
Berkshire Hathaway, Inc. Senior Notes 3.13% due 03/15/2026	397,000	422,192

Investment Management/Advisor Services — 0.2%
Ameriprise Financial, Inc. Senior Notes 3.70% due 10/15/2024	1,176,000	1,258,089

Machinery-Construction & Mining — 0.1%
Caterpillar, Inc. Senior Notes 3.90% due 05/27/2021	600,000	619,128

Medical Instruments — 0.2%
Medtronic, Inc. Company Guar. Notes 4.63% due 03/15/2045	701,000	900,262

Medical Labs & Testing Services — 0.2%
Laboratory Corp. of America Holdings Senior Notes 3.60% due 02/01/2025	1,030,000	1,087,134

Medical Products — 0.3%
Abbott Laboratories Senior Notes 2.95% due 03/15/2025	1,000,000	1,043,656
Becton Dickinson and Co. Senior Notes 3.73% due 12/15/2024	771,000	823,818

		1,867,474

Medical-Biomedical/Gene — 0.9%
Amgen, Inc. Senior Notes 3.63% due 05/15/2022	2,000,000	2,069,644
Gilead Sciences, Inc. Senior Notes 5.65% due 12/01/2041	2,000,000	2,622,312

		4,691,956

Medical-Drugs — 0.9%
AbbVie, Inc. Senior Notes 3.60% due 05/14/2025	400,000	419,751
Johnson & Johnson Senior Notes 3.50% due 01/15/2048	2,134,000	2,353,258
Novartis Capital Corp. Company Guar. Notes 3.40% due 05/06/2024	800,000	851,152
Pfizer, Inc. Senior Notes 4.20% due 09/15/2048	1,000,000	1,195,963

		4,820,124

Medical-HMO — 0.7%
Aetna, Inc. Senior Notes 4.13% due 06/01/2021	1,800,000	1,846,268
UnitedHealth Group, Inc. Senior Notes 3.85% due 06/15/2028	2,000,000	2,204,540

		4,050,808

Metal-Copper — 0.2%
Southern Copper Corp. Senior Notes 5.25% due 11/08/2042	1,000,000	1,121,895

Multimedia — 0.5%
Historic TW, Inc. Company Guar. Notes 9.15% due 02/01/2023	2,500,000	2,983,526

Networking Products — 0.1%
Cisco Systems, Inc. Senior Notes 2.20% due 09/20/2023	500,000	506,793

Oil Companies-Exploration & Production — 0.3%
Devon Energy Corp. Senior Notes 7.95% due 04/15/2032	200,000	288,026
Kerr-McGee Corp. Company Guar. Notes 7.88% due 09/15/2031	200,000	269,178
Marathon Oil Corp. Senior Notes 6.80% due 03/15/2032	200,000	251,941
Newfield Exploration Co. Company Guar. Notes 5.63% due 07/01/2024	1,000,000	1,095,422

		1,904,567

Oil Companies-Integrated — 0.8%
Chevron Corp. Senior Notes 2.95% due 05/16/2026	3,193,000	3,358,111
Exxon Mobil Corp. Senior Notes 2.73% due 03/01/2023	1,000,000	1,028,554

		4,386,665

Oil Field Machinery & Equipment — 0.1%
National Oilwell Varco, Inc. Senior Notes 2.60% due 12/01/2022	500,000	504,278

Oil Refining & Marketing — 0.2%
HollyFrontier Corp. Senior Notes 5.88% due 04/01/2026	250,000	280,022
Marathon Petroleum Corp. Senior Notes 6.50% due 03/01/2041	500,000	641,089
Valero Energy Corp. Company Guar. Notes 7.50% due 04/15/2032	200,000	274,011

		1,195,122

Oil-Field Services — 0.5%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc. Senior Notes 2.77% due 12/15/2022	1,000,000	1,017,144
Halliburton Co. Senior Notes 3.80% due 11/15/2025	1,000,000	1,053,436
Halliburton Co. Senior Notes 7.45% due 09/15/2039	500,000	708,118

		2,778,698

Pharmacy Services — 0.4%
CVS Health Corp. Senior Notes 5.13% due 07/20/2045	872,000	1,005,118
Express Scripts Holding Co. Company Guar. Notes 4.50% due 02/25/2026	1,122,000	1,221,492

		2,226,610

Pipelines — 1.6%
Energy Transfer Operating LP Company Guar. Notes 4.65% due 06/01/2021	2,000,000	2,059,691
EnLink Midstream Partners LP Senior Notes 4.85% due 07/15/2026	2,000,000	1,830,000
Kinder Morgan Energy Partners LP Company Guar. Notes 7.30% due 08/15/2033	300,000	401,686
Phillips 66 Partners LP Senior Notes 3.61% due 02/15/2025	2,101,000	2,198,295
TC PipeLines LP Senior Notes 4.65% due 06/15/2021	1,026,000	1,056,829
Williams Cos., Inc. Senior Notes 4.30% due 03/04/2024	1,000,000	1,062,061

		8,608,562

Real Estate Investment Trusts — 0.5%
American Tower Corp. Senior Notes 5.00% due 02/15/2024	1,261,000	1,395,077
Crown Castle International Corp. Senior Notes 4.45% due 02/15/2026	1,180,000	1,303,439

		2,698,516

Retail-Building Products — 1.0%
Home Depot, Inc. Senior Notes 2.63% due 06/01/2022	2,000,000	2,043,994
Home Depot, Inc. Senior Notes 3.50% due 09/15/2056	979,000	1,045,815
Lowe’s Cos., Inc. Senior Notes 4.05% due 05/03/2047	2,000,000	2,133,567

		5,223,376

Retail-Discount — 1.3%
Costco Wholesale Corp. Senior Notes 2.15% due 05/18/2021	1,000,000	1,005,859
Dollar General Corp. Senior Notes 4.15% due 11/01/2025	1,154,000	1,258,372
Dollar Tree, Inc. Senior Notes 4.20% due 05/15/2028	2,000,000	2,172,466
Target Corp. Senior Notes 6.50% due 10/15/2037	840,000	1,255,040
Wal-Mart, Inc. Senior Notes 5.63% due 04/15/2041	1,050,000	1,490,291

		7,182,028

Retail-Drug Store — 0.3%
Walgreens Boots Alliance, Inc. Senior Notes 3.45% due 06/01/2026	1,391,000	1,442,058

Semiconductor Equipment — 0.4%
Applied Materials, Inc. Senior Notes 4.35% due 04/01/2047	2,000,000	2,434,896

Telephone-Integrated — 1.0%
AT&T, Inc. Senior Notes 6.00% due 08/15/2040	864,000	1,081,984
AT&T, Inc. Senior Notes 6.38% due 03/01/2041	902,000	1,178,295
Verizon Communications, Inc. Senior Notes 3.38% due 02/15/2025	2,500,000	2,661,168

Verizon Communications, Inc. Senior Notes 6.40% due 09/15/2033	500,000	678,578

		5,600,025

Transport-Rail — 0.6%
CSX Corp. Senior Notes 3.80% due 03/01/2028	3,000,000	3,278,443

Transport-Services — 0.3%
FedEx Corp. Company Guar. Notes 3.10% due 08/05/2029	1,500,000	1,501,107

Total U.S. Corporate Bonds & Notes (cost $155,093,750)		164,906,599

FOREIGN CORPORATE BONDS & NOTES — 3.7%
Banks-Commercial — 0.8%
Bank of Montreal Senior Notes 2.10% due 06/15/2020	2,000,000	2,003,357
Cooperatieve Rabobank UA Senior Notes 3.38% due 05/21/2025	1,264,000	1,351,803
Santander UK Group Holdings PLC Senior Notes 3.13% due 01/08/2021	837,000	844,904

		4,200,064

Banks-Money Center — 0.2%
Lloyds Bank PLC Company Guar. Notes 3.50% due 05/14/2025	1,101,000	1,166,555

Diversified Banking Institutions — 0.7%
Barclays PLC Sub. Notes 5.20% due 05/12/2026	1,000,000	1,084,566
Credit Suisse Group Funding Guernsey, Ltd. Company Guar. Notes 2.75% due 03/26/2020	550,000	551,735
HSBC Holdings PLC Sub. Notes 6.50% due 09/15/2037	793,000	1,078,809
Lloyds Banking Group PLC Sub. Notes 4.34% due 01/09/2048	1,000,000	1,058,882

		3,773,992

Finance-Leasing Companies — 0.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 4.50% due 05/15/2021	995,000	1,029,253

Medical-Drugs — 0.4%
AstraZeneca PLC Senior Notes 2.38% due 06/12/2022	2,000,000	2,018,755

Medical-Generic Drugs — 0.2%
Allergan Funding SCS Company Guar. Notes 3.85% due 06/15/2024	250,000	263,824
Allergan Funding SCS Company Guar. Notes 4.55% due 03/15/2035	1,000,000	1,069,508

		1,333,332

Metal-Iron — 0.3%
Vale Overseas, Ltd. Company Guar. Notes 6.25% due 08/10/2026	1,500,000	1,747,800

Oil Companies-Integrated — 0.4%
Total Capital International SA Company Guar. Notes 2.88% due 02/17/2022	2,000,000	2,047,766

Oil-Field Services — 0.5%
Schlumberger Investment SA Company Guar. Notes 3.65% due 12/01/2023	2,500,000	2,645,761

Total Foreign Corporate Bonds & Notes (cost $19,163,530)		19,963,278

U.S. GOVERNMENT AGENCIES — 6.6%
Federal Home Loan Bank — 3.6%
1.13% due 07/14/2021	1,000,000	992,967
1.75% due 06/12/2020	1,000,000	1,001,149
1.88% due 06/11/2021	2,000,000	2,009,250
1.88% due 11/29/2021	1,500,000	1,510,026
2.00% due 09/09/2022	1,000,000	1,012,791
2.13% due 02/11/2020	2,000,000	2,002,545
2.50% due 12/09/2022	1,000,000	1,027,905
2.63% due 12/10/2021	2,000,000	2,044,337
2.88% due 09/13/2024	1,000,000	1,057,124
3.00% due 10/12/2021	2,000,000	2,054,447
3.63% due 06/11/2021	2,000,000	2,064,782
5.50% due 07/15/2036	2,000,000	2,888,454

		19,665,777

Federal Home Loan Mtg. Corp. — 1.4%
zero coupon due 12/14/2029	2,200,000	1,768,101
2.38% due 01/13/2022	2,000,000	2,034,628
2.50% due 04/23/2020	2,000,000	2,008,542
2.75% due 06/19/2023	2,000,000	2,084,356

		7,895,627

Federal National Mtg. Assoc. — 1.3%
1.88% due 09/24/2026	2,000,000	2,028,405
2.00% due 01/05/2022	1,000,000	1,009,302
2.00% due 10/05/2022	1,000,000	1,013,243
2.13% due 04/24/2026	1,000,000	1,029,075
2.63% due 09/06/2024	2,000,000	2,095,612

		7,175,637

Tennessee Valley Authority — 0.3%
4.88% due 01/15/2048	1,000,000	1,409,132

Total U.S. Government Agencies (cost $34,745,765)		36,146,173

U.S. GOVERNMENT TREASURIES — 51.8%
United States Treasury Bonds — 11.6%
2.25% due 08/15/2046	2,452,000	2,486,290
2.50% due 02/15/2045	3,006,000	3,197,867
2.50% due 02/15/2046	2,692,000	2,866,139
2.50% due 05/15/2046	652,000	694,227
2.75% due 08/15/2042	2,000,000	2,218,594
2.75% due 11/15/2042	3,300,000	3,660,164
2.75% due 08/15/2047	1,000,000	1,118,750
2.75% due 11/15/2047	3,000,000	3,359,297
2.88% due 05/15/2043	2,589,000	2,932,548
2.88% due 08/15/2045	1,027,000	1,170,098
2.88% due 11/15/2046	744,000	850,979
3.00% due 11/15/2044	1,275,000	1,480,843
3.00% due 05/15/2045	1,150,000	1,338,402
3.00% due 11/15/2045	1,037,000	1,209,442
3.00% due 05/15/2047	1,500,000	1,756,406
3.00% due 02/15/2048	2,000,000	2,347,109
3.00% due 08/15/2048	2,000,000	2,351,016
3.00% due 02/15/2049	1,000,000	1,178,906
3.13% due 02/15/2043	1,428,000	1,683,088
3.13% due 08/15/2044	1,351,000	1,600,829
3.13% due 05/15/2048	2,000,000	2,403,359
3.38% due 05/15/2044	1,498,000	1,845,407
3.50% due 02/15/2039	2,000,000	2,482,344
3.63% due 08/15/2043	1,535,000	1,956,825
3.63% due 02/15/2044	1,567,000	2,002,699
3.75% due 11/15/2043	1,685,000	2,190,632
4.63% due 02/15/2040	2,015,000	2,886,094
4.75% due 02/15/2041	1,751,000	2,561,727
5.38% due 02/15/2031	2,000,000	2,747,891
5.50% due 08/15/2028	2,000,000	2,626,875

		63,204,847

United States Treasury Notes — 40.2%
1.13% due 02/28/2021	1,250,000	1,242,383
1.13% due 07/31/2021	2,000,000	1,984,531
1.13% due 08/31/2021	2,500,000	2,479,980
1.13% due 09/30/2021	2,000,000	1,983,438
1.25% due 03/31/2021	732,000	728,512
1.25% due 10/31/2021	1,000,000	993,828
1.25% due 07/31/2023	1,500,000	1,485,410
1.25% due 08/31/2024	2,000,000	1,975,234
1.38% due 01/31/2021	1,868,000	1,863,038
1.38% due 04/30/2021	198,000	197,358
1.38% due 06/30/2023	1,500,000	1,492,031
1.38% due 08/31/2023	1,500,000	1,492,031
1.38% due 09/30/2023	143,000	142,196
1.50% due 08/31/2021	2,000,000	1,997,734
1.50% due 01/31/2022	2,000,000	1,998,594
1.50% due 08/15/2022	2,000,000	1,999,375
1.50% due 03/31/2023	2,000,000	1,998,906
1.50% due 08/15/2026	2,181,000	2,166,432
1.63% due 11/30/2020	2,465,000	2,465,289
1.63% due 08/15/2022	3,000,000	3,009,141
1.63% due 08/31/2022	1,300,000	1,303,809
1.63% due 11/15/2022	1,500,000	1,504,922
1.63% due 04/30/2023	1,500,000	1,505,156
1.63% due 05/31/2023	1,500,000	1,505,273
1.63% due 10/31/2023	265,000	266,077
1.63% due 02/15/2026	2,186,000	2,189,757
1.63% due 05/15/2026	2,233,000	2,236,576
1.63% due 09/30/2026	1,000,000	1,001,055
1.63% due 08/15/2029	2,300,000	2,286,254
1.75% due 12/31/2020	2,070,000	2,072,992
1.75% due 07/31/2021	2,500,000	2,507,617
1.75% due 11/30/2021	2,000,000	2,008,125
1.75% due 02/28/2022	2,500,000	2,512,109
1.75% due 05/15/2022	3,000,000	3,016,875
1.75% due 05/31/2022	2,000,000	2,011,406
1.75% due 06/15/2022	1,000,000	1,006,094
1.75% due 06/30/2022	2,000,000	2,012,422
1.75% due 09/30/2022	2,000,000	2,013,359
1.75% due 01/31/2023	2,000,000	2,014,062
1.75% due 05/15/2023	1,500,000	1,511,367
1.75% due 07/31/2024	2,000,000	2,020,234
1.88% due 11/30/2021	2,000,000	2,013,984
1.88% due 01/31/2022	2,000,000	2,014,375
1.88% due 04/30/2022	2,000,000	2,016,719
1.88% due 07/31/2022	2,000,000	2,018,672
1.88% due 08/31/2022	2,000,000	2,019,922
1.88% due 09/30/2022	2,000,000	2,020,703
1.88% due 10/31/2022	2,000,000	2,020,859
1.88% due 08/31/2024	2,000,000	2,031,406
2.00% due 01/15/2021	2,300,000	2,310,961
2.00% due 02/28/2021	565,000	568,068
2.00% due 10/31/2021	2,000,000	2,017,344
2.00% due 11/15/2021	2,000,000	2,018,203
2.00% due 12/31/2021	2,500,000	2,523,926
2.00% due 02/15/2022	1,300,000	1,313,813
2.00% due 07/31/2022	1,000,000	1,012,930
2.00% due 10/31/2022	3,500,000	3,548,945
2.00% due 11/30/2022	2,000,000	2,028,359
2.00% due 02/15/2023	2,000,000	2,030,312
2.00% due 05/31/2024	2,000,000	2,042,500
2.00% due 06/30/2024	3,000,000	3,061,992
2.00% due 02/15/2025	1,332,000	1,361,762
2.00% due 08/15/2025	3,217,000	3,291,770
2.00% due 11/15/2026	2,455,000	2,519,731
2.13% due 01/31/2021	1,249,000	1,257,197
2.13% due 05/31/2021	2,000,000	2,016,641
2.13% due 08/15/2021	2,000,000	2,019,141
2.13% due 09/30/2021	2,000,000	2,020,859
2.13% due 12/31/2021	2,000,000	2,024,531
2.13% due 12/31/2022	2,000,000	2,037,344
2.13% due 11/30/2023	273,000	279,398
2.13% due 03/31/2024	3,500,000	3,588,457
2.13% due 09/30/2024	2,000,000	2,054,922
2.13% due 11/30/2024	2,000,000	2,055,859
2.13% due 05/15/2025	2,820,000	2,902,507
2.25% due 03/31/2021	2,500,000	2,522,754
2.25% due 07/31/2021	2,000,000	2,023,125
2.25% due 12/31/2023	344,000	353,917
2.25% due 01/31/2024	401,000	412,811
2.25% due 10/31/2024	3,000,000	3,101,602
2.25% due 11/15/2024	1,352,000	1,397,683
2.25% due 12/31/2024	1,000,000	1,034,648
2.25% due 11/15/2025	2,742,000	2,846,003
2.25% due 03/31/2026	3,000,000	3,119,180

2.25% due 02/15/2027	2,000,000	2,088,125
2.25% due 08/15/2027	2,000,000	2,091,484
2.25% due 11/15/2027	3,000,000	3,139,102
2.38% due 08/15/2024	1,221,000	1,267,741
2.38% due 04/30/2026	1,000,000	1,047,773
2.38% due 05/15/2027	1,000,000	1,054,297
2.38% due 05/15/2029	2,500,000	2,650,879
2.50% due 02/15/2022	2,000,000	2,042,891
2.50% due 03/31/2023	2,000,000	2,064,687
2.50% due 01/31/2024	1,400,000	1,455,508
2.50% due 05/15/2024	1,220,000	1,271,469
2.50% due 01/31/2025	3,000,000	3,142,969
2.63% due 11/15/2020	2,000,000	2,020,625
2.63% due 05/15/2021	2,000,000	2,031,250
2.63% due 07/15/2021	2,000,000	2,034,766
2.63% due 12/31/2023	2,000,000	2,088,125
2.63% due 02/15/2029	2,700,000	2,919,164
2.75% due 09/15/2021	1,500,000	1,532,813
2.75% due 04/30/2023	1,900,000	1,978,820
2.75% due 07/31/2023	2,000,000	2,088,672
2.75% due 11/15/2023	522,000	546,795
2.75% due 02/15/2024	535,000	562,022
2.75% due 02/28/2025	2,000,000	2,121,484
2.75% due 08/31/2025	1,000,000	1,064,844
2.75% due 02/15/2028	2,000,000	2,171,016
2.88% due 11/15/2021	1,500,000	1,539,551
2.88% due 04/30/2025	2,000,000	2,137,500
2.88% due 05/15/2028	2,000,000	2,193,828
2.88% due 08/15/2028	2,500,000	2,746,289
3.13% due 11/15/2028	3,000,000	3,364,102
3.63% due 02/15/2021	2,740,000	2,810,641

		220,346,049

Total U.S. Government Treasuries (cost $270,965,712)		283,550,896

EXCHANGE-TRADED FUNDS — 6.1%
iShares 1-3 Year Treasury Bond ETF	82,300	6,991,385
iShares 10-20 Year Treasury Bond ETF	500	74,245
iShares 20+ Year Treasury Bond ETF	24,700	3,488,628
iShares 3-7 Year Treasury Bond ETF	61,000	7,745,170
iShares 7-10 Year Treasury Bond ETF	18,700	2,103,937
iShares iBoxx $ Investment Grade Corporate Bond ETF	103,000	13,154,130

Total Exchange-Traded Funds (cost $31,715,451)		33,557,495

PREFERRED SECURITIES/CAPITAL SECURITIES — 0.5%
Insurance-Multi-line — 0.5%
Aegon NV 5.50% due 04/11/2048	$2,100,000	2,257,500
Allstate Corp. 5.75% due 08/15/2053	500,000	537,680

Total Preferred Securities/Capital Securities (cost $2,546,050)		2,795,180

Total Long-Term Investment Securities (cost $514,230,258)		540,919,621

REPURCHASE AGREEMENTS — 0.6%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.25%, dated 10/31/2019, to be repurchased 11/01/2019 in the amount of $3,143,022 collateralized by $3,095,000 of United States Treasury Notes, bearing interest at 2.75% due 04/30/2023 and having an approximate value of $3,210,700 (cost $3,143,000)	3,143,000	3,143,000

TOTAL INVESTMENTS (cost $517,373,258)	99.4%	544,062,621
Other assets less liabilities	0.6	3,556,209

NET ASSETS	100.0%	$547,618,830

(1) ETF — Exchange-Traded Funds

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2019 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
U.S. Corporate Bonds & Notes	$—	$164,906,599	$—	$164,906,599
Foreign Corporate Bonds & Notes	—	19,963,278	—	19,963,278
U.S. Government Agencies	—	36,146,173	—	36,146,173
U.S. Government Treasuries	—	283,550,896	—	283,550,896
Exchange-Traded Funds	33,557,495	—	—	33,557,495
Preferred Securities/Capital Securities	—	2,795,180	—	2,795,180
Repurchase Agreements	—	3,143,000	—	3,143,000

Total Investments at Value	$33,557,495	$510,505,126	$—	$544,062,621

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Fixed Income Intermediate Index Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2019 —

(unaudited)

Security Description	Principal Amount/ Shares	Value (Note 1)

U.S. CORPORATE BONDS & NOTES — 26.1%
Advertising Agencies — 0.1%
Omnicom Group, Inc. Senior Notes 4.45% due 08/15/2020	$420,000	$427,839

Applications Software — 0.4%
Microsoft Corp. Senior Notes 3.13% due 11/03/2025	1,300,000	1,384,633

Auto-Cars/Light Trucks — 0.7%
Ford Motor Credit Co. LLC Senior Notes 4.25% due 09/20/2022	900,000	925,622
General Motors Financial Co., Inc. Company Guar. Notes 2.65% due 04/13/2020	1,300,000	1,301,825

		2,227,447

Auto/Truck Parts & Equipment-Original — 0.3%
Lear Corp. Senior Notes 3.80% due 09/15/2027	1,000,000	1,012,778

Banks-Commercial — 1.4%
Capital One NA Senior Notes 2.35% due 01/31/2020	1,000,000	1,000,572
PNC Bank NA Senior Notes 2.95% due 02/23/2025	2,500,000	2,592,870
Synchrony Bank Senior Notes 3.00% due 06/15/2022	1,000,000	1,014,104

		4,607,546

Banks-Fiduciary — 0.2%
Bank of New York Mellon Corp. Senior Notes 2.05% due 05/03/2021	700,000	702,037

Banks-Super Regional — 1.1%
SunTrust Banks, Inc. Senior Notes 2.90% due 03/03/2021	1,500,000	1,516,858
Wells Fargo & Co. Senior Notes 3.00% due 02/19/2025	1,000,000	1,029,233
Wells Fargo & Co. Senior Notes 3.00% due 04/22/2026	1,000,000	1,028,189

		3,574,280

Beverages-Non-alcoholic — 0.3%
Coca-Cola Co. Senior Notes 2.88% due 10/27/2025	800,000	841,611

Brewery — 0.3%
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.65% due 02/01/2026	800,000	857,278

Cable/Satellite TV — 0.7%
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.46% due 07/23/2022	600,000	630,758
Comcast Cable Communications Holdings, Inc. Company Guar. Notes 9.46% due 11/15/2022	600,000	733,627
Comcast Corp. Company Guar. Notes 3.00% due 02/01/2024	800,000	831,351

		2,195,736

Chemicals-Diversified — 0.4%
Dow Chemical Co. Senior Notes 4.80% due 11/30/2028*	1,000,000	1,139,801

Commercial Services-Finance — 0.9%
Block Financial LLC Company Guar. Notes 4.13% due 10/01/2020	1,000,000	1,016,622
Moody’s Corp. Senior Notes 3.25% due 06/07/2021	2,000,000	2,038,059

		3,054,681

Computer Services — 0.3%
International Business Machines Corp. Senior Notes 2.88% due 11/09/2022	1,000,000	1,027,514

Computers — 0.7%
Apple, Inc. Senior Notes 3.35% due 02/09/2027	1,000,000	1,073,122
Apple, Inc. Senior Notes 3.45% due 05/06/2024	1,000,000	1,066,849

		2,139,971

Diversified Banking Institutions — 4.3%
Bank of America Corp. Senior Notes 3.88% due 08/01/2025	1,200,000	1,294,103
Citigroup, Inc. Senior Notes 2.88% due 07/24/2023	1,300,000	1,321,267
Goldman Sachs Group, Inc. Senior Notes 2.91% due 07/24/2023	1,300,000	1,319,933
Goldman Sachs Group, Inc. Senior Notes 3.50% due 11/16/2026	2,000,000	2,083,757
JPMorgan Chase & Co. Senior Notes 2.30% due 08/15/2021	1,000,000	1,001,664
JPMorgan Chase & Co. Senior Notes 3.21% due 04/01/2023	1,000,000	1,024,037
JPMorgan Chase & Co. Sub. Notes 3.38% due 05/01/2023	1,300,000	1,354,153

JPMorgan Chase & Co. Sub. Notes 3.88% due 09/10/2024	1,000,000	1,066,446
Morgan Stanley Senior Notes 2.63% due 11/17/2021	1,000,000	1,011,350
Morgan Stanley Senior Notes 3.63% due 01/20/2027	1,000,000	1,066,377
Morgan Stanley Senior Notes 3.75% due 02/25/2023	1,300,000	1,366,632

		13,909,719

Diversified Manufacturing Operations — 0.2%
General Electric Capital Corp. Senior Notes 2.20% due 01/09/2020	800,000	799,812

E-Commerce/Products — 0.8%
Amazon.com, Inc. Senior Notes 2.80% due 08/22/2024	1,200,000	1,247,957
eBay, Inc. Senior Notes 3.45% due 08/01/2024	1,300,000	1,359,286

		2,607,243

E-Commerce/Services — 0.6%
Expedia, Inc. Company Guar. Notes 3.80% due 02/15/2028	2,000,000	2,098,356

Electric-Distribution — 1.0%
Connecticut Light & Power Co. 1st Mtg. Notes 3.20% due 03/15/2027	2,000,000	2,125,130
Sempra Energy Senior Notes 3.25% due 06/15/2027	1,000,000	1,020,296

		3,145,426

Electric-Integrated — 0.3%
Dominion Resources, Inc. Senior Notes 3.90% due 10/01/2025	1,000,000	1,075,365

Enterprise Software/Service — 0.6%
Oracle Corp. Senior Notes 2.65% due 07/15/2026	900,000	921,951
Oracle Corp. Senior Notes 3.40% due 07/08/2024	1,000,000	1,057,308

		1,979,259

Finance-Credit Card — 1.1%
American Express Credit Corp. Senior Notes 2.38% due 05/26/2020	2,500,000	2,506,040
Visa, Inc. Senior Notes 3.15% due 12/14/2025	1,000,000	1,069,021

		3,575,061

Food-Misc./Diversified — 0.7%
Conagra Brands, Inc. Senior Notes 4.30% due 05/01/2024	1,000,000	1,072,904
Kraft Foods Group, Inc. Company Guar. Notes 3.50% due 06/06/2022	1,000,000	1,030,835

		2,103,739

Food-Retail — 0.7%
The Kroger Co. Senior Notes 4.50% due 01/15/2029	2,000,000	2,245,364

Gas-Distribution — 0.3%
Piedmont Natural Gas Co., Inc. Senior Notes 3.50% due 06/01/2029	1,000,000	1,074,900

Home Decoration Products — 0.4%
Newell Rubbermaid, Inc. Senior Notes 3.15% due 04/01/2021	1,300,000	1,311,210

Hotels/Motels — 0.3%
Marriott International, Inc. Senior Notes 3.13% due 06/15/2026	900,000	927,435

Machinery-Construction & Mining — 0.3%
Caterpillar Financial Services Corp. Senior Notes 2.10% due 01/10/2020	1,000,000	1,000,250

Machinery-Farming — 0.5%
John Deere Capital Corp. Senior Notes 2.80% due 09/08/2027	1,500,000	1,551,807

Medical Products — 0.1%
Abbott Laboratories Senior Notes 3.75% due 11/30/2026	283,000	310,068

Medical-Biomedical/Gene — 0.3%
Gilead Sciences, Inc. Senior Notes 3.50% due 02/01/2025	900,000	955,975

Medical-Drugs — 1.4%
AbbVie, Inc. Senior Notes 2.90% due 11/06/2022	1,500,000	1,529,019
AbbVie, Inc. Senior Notes 3.60% due 05/14/2025	800,000	839,501
Johnson & Johnson Senior Notes 2.45% due 03/01/2026	1,000,000	1,025,798
Novartis Capital Corp. Company Guar. Notes 3.40% due 05/06/2024	1,200,000	1,276,728

		4,671,046

Medical-HMO — 0.3%
UnitedHealth Group, Inc. Senior Bonds 2.88% due 03/15/2023	1,000,000	1,028,083

Networking Products — 0.4%
Cisco Systems, Inc. Senior Notes 4.45% due 01/15/2020	1,200,000	1,206,252

Pharmacy Services — 0.5%
CVS Health Corp. Senior Notes 4.00% due 12/05/2023	700,000	742,177
Express Scripts Holding Co. Company Guar. Notes 3.00% due 07/15/2023	1,000,000	1,020,204

		1,762,381

Pipelines — 0.9%
Kinder Morgan, Inc. Company Guar. Notes 3.15% due 01/15/2023	600,000	613,751
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 5.75% due 01/15/2020	700,000	704,551
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.63% due 03/01/2025	500,000	561,054
Williams Cos., Inc. Senior Notes 3.60% due 03/15/2022	1,000,000	1,029,171

		2,908,527

Real Estate Investment Trusts — 0.3%
American Tower Corp. Senior Notes 3.45% due 09/15/2021	1,010,000	1,034,689

Retail-Discount — 0.3%
Wal-Mart Stores, Inc. Senior Notes 2.65% due 12/15/2024	1,000,000	1,035,859

Semiconductor Components-Integrated Circuits — 0.2%
QUALCOMM, Inc. Senior Notes 3.45% due 05/20/2025	700,000	742,245

Tobacco — 0.6%
Altria Group, Inc. Company Guar. Notes 4.00% due 01/31/2024	700,000	740,250
Philip Morris International, Inc. Senior Notes 3.60% due 11/15/2023	1,000,000	1,054,659

		1,794,909

Transport-Services — 0.5%
FedEx Corp. Company Guar. Bonds 3.40% due 02/15/2028	1,500,000	1,549,118

Web Portals/ISP — 0.4%
Alphabet, Inc. Senior Notes 2.00% due 08/15/2026	1,300,000	1,301,638

Total U.S. Corporate Bonds & Notes (cost $82,455,027)		84,898,888

FOREIGN CORPORATE BONDS & NOTES — 7.2%
Banks-Commercial — 2.2%
Bank of Montreal Senior Notes 3.30% due 02/05/2024	1,000,000	1,043,562
Canadian Imperial Bank of Commerce Senior Notes 2.70% due 02/02/2021	1,500,000	1,514,583
Cooperatieve Rabobank UA Company Guar. Notes 3.88% due 02/08/2022	1,300,000	1,353,122
Credit Suisse AG Senior Notes 3.63% due 09/09/2024	1,000,000	1,062,692
Royal Bank of Canada Senior Notes 2.15% due 10/26/2020	2,000,000	2,005,750

		6,979,709

Cellular Telecom — 0.8%
America Movil SAB de CV Company Guar. Notes 5.00% due 03/30/2020	293,000	296,448
Vodafone Group PLC Senior Notes 4.38% due 05/30/2028	2,000,000	2,222,091

		2,518,539

Diversified Banking Institutions — 2.6%
Bank of Nova Scotia Senior Notes 2.45% due 03/22/2021	1,850,000	1,865,232
Barclays PLC Senior Notes 3.65% due 03/16/2025	1,000,000	1,034,622
HSBC Holdings PLC Senior Notes 3.26% due 03/13/2023	1,300,000	1,328,654
Lloyds Banking Group PLC Senior Notes 3.00% due 01/11/2022	1,300,000	1,321,342
Mitsubishi UFJ Financial Group, Inc. Senior Notes 3.85% due 03/01/2026	800,000	861,029

Royal Bank of Scotland Group PLC Sub. Notes 5.13% due 05/28/2024	1,000,000	1,078,725
Sumitomo Mitsui Financial Group, Inc. Senior Notes 2.63% due 07/14/2026	1,000,000	1,006,011

		8,495,615

Medical-Generic Drugs — 0.8%
Allergan Funding SCS Company Guar. Notes 3.45% due 03/15/2022	2,000,000	2,049,304
Allergan Funding SCS Company Guar. Notes 3.80% due 03/15/2025	600,000	631,156

		2,680,460

Metal-Iron — 0.3%
Vale Overseas, Ltd. Company Guar. Notes 4.38% due 01/11/2022	1,000,000	1,041,000

Oil Companies-Integrated — 0.5%
Total Capital International SA Company Guar. Notes 2.88% due 02/17/2022	883,000	904,089
Total Capital International SA Company Guar. Notes 3.75% due 04/10/2024	600,000	645,039

		1,549,128

Total Foreign Corporate Bonds & Notes (cost $22,585,094)		23,264,451

U.S. GOVERNMENT AGENCIES — 7.0%
Federal Farm Credit Bank — 0.6%
2.55% due 06/11/2020	2,000,000	2,009,852

Federal Home Loan Bank — 3.4%
1.13% due 07/14/2021	1,500,000	1,489,451
1.38% due 02/18/2021	1,500,000	1,495,556
1.75% due 06/12/2020	2,000,000	2,002,298
1.88% due 06/11/2021	2,005,000	2,014,273
1.88% due 07/07/2021	900,000	904,447
1.88% due 11/29/2021	1,000,000	1,006,684
2.50% due 12/09/2022	1,000,000	1,027,905
2.88% due 09/13/2024	1,000,000	1,057,124

		10,997,738

Federal Home Loan Mtg. Corp. — 1.7%
1.13% due 08/12/2021	2,000,000	1,984,092
1.38% due 04/20/2020	2,000,000	1,997,771
2.38% due 01/13/2022	1,500,000	1,525,971

		5,507,834

Federal National Mtg. Assoc. — 1.3%
2.00% due 01/05/2022	1,000,000	1,009,302
2.13% due 04/24/2026	2,000,000	2,058,149
2.63% due 09/06/2024	1,000,000	1,047,806

		4,115,257

Total U.S. Government Agencies (cost $22,228,296)		22,630,681

U.S. GOVERNMENT TREASURIES — 53.5%
United States Treasury Bonds — 0.8%
5.25% due 02/15/2029	1,000,000	1,307,305
6.00% due 02/15/2026	1,000,000	1,263,672

		2,570,977

United States Treasury Notes — 52.7%
1.13% due 02/28/2021	2,000,000	1,987,812
1.13% due 06/30/2021	1,400,000	1,389,445
1.13% due 07/31/2021	1,400,000	1,389,172
1.25% due 03/31/2021	1,300,000	1,293,805
1.25% due 10/31/2021	1,500,000	1,490,742
1.25% due 07/31/2023	1,500,000	1,485,410
1.25% due 08/31/2024	1,500,000	1,481,426
1.38% due 09/15/2020	1,000,000	998,164
1.38% due 10/31/2020	1,300,000	1,296,902
1.38% due 01/31/2021	1,300,000	1,296,547
1.38% due 04/30/2021	1,300,000	1,295,785
1.38% due 05/31/2021	1,400,000	1,395,187
1.38% due 06/30/2023	2,300,000	2,287,781
1.38% due 08/31/2023	1,300,000	1,293,094
1.38% due 09/30/2023	1,300,000	1,292,688
1.50% due 08/31/2021	1,000,000	998,867
1.50% due 01/31/2022	1,500,000	1,498,945
1.50% due 02/28/2023	1,200,000	1,199,063
1.50% due 03/31/2023	1,200,000	1,199,344
1.50% due 09/30/2024	1,500,000	1,497,949
1.50% due 08/15/2026	1,500,000	1,489,980
1.63% due 11/30/2020	2,000,000	2,000,234
1.63% due 08/31/2022	1,300,000	1,303,809
1.63% due 11/15/2022	2,000,000	2,006,562
1.63% due 04/30/2023	2,000,000	2,006,875
1.63% due 05/31/2023	1,000,000	1,003,516
1.63% due 02/15/2026	1,300,000	1,302,234
1.63% due 05/15/2026	2,400,000	2,403,844
1.63% due 09/30/2026	1,000,000	1,001,055
1.63% due 08/15/2029	4,300,000	4,274,301
1.75% due 12/31/2020	1,300,000	1,301,879
1.75% due 07/31/2021	1,300,000	1,303,961
1.75% due 11/30/2021	1,300,000	1,305,281
1.75% due 09/30/2022	1,000,000	1,006,680
1.75% due 01/31/2023	800,000	805,625
1.75% due 05/15/2023	1,300,000	1,309,852
1.88% due 11/30/2021	1,300,000	1,309,090
1.88% due 02/28/2022	1,300,000	1,309,801
1.88% due 07/31/2022	1,300,000	1,312,137
1.88% due 08/31/2022	1,200,000	1,211,953
1.88% due 09/30/2022	2,000,000	2,020,703
1.88% due 10/31/2022	2,000,000	2,020,859
1.88% due 08/31/2024	1,500,000	1,523,555
2.00% due 09/30/2020	2,000,000	2,006,719
2.00% due 11/30/2020	1,300,000	1,305,332
2.00% due 05/31/2021	2,000,000	2,012,578

2.00% due 08/31/2021	1,300,000	1,310,055
2.00% due 11/15/2021	1,300,000	1,311,832
2.00% due 12/31/2021	1,300,000	1,312,441
2.00% due 02/15/2022	1,300,000	1,313,812
2.00% due 07/31/2022	1,500,000	1,519,395
2.00% due 10/31/2022	2,000,000	2,027,969
2.00% due 11/30/2022	1,200,000	1,217,016
2.00% due 02/15/2023	1,300,000	1,319,703
2.00% due 04/30/2024	1,300,000	1,326,051
2.00% due 05/31/2024	1,300,000	1,327,625
2.00% due 06/30/2024	1,500,000	1,530,996
2.00% due 02/15/2025	1,300,000	1,329,047
2.00% due 08/15/2025	1,300,000	1,330,215
2.00% due 11/15/2026	1,300,000	1,334,277
2.13% due 01/31/2021	1,300,000	1,308,531
2.13% due 05/31/2021	1,350,000	1,361,232
2.13% due 08/15/2021	1,350,000	1,362,920
2.13% due 09/30/2021	1,300,000	1,313,559
2.13% due 12/31/2021	1,300,000	1,315,945
2.13% due 06/30/2022	1,200,000	1,218,938
2.13% due 12/31/2022	1,200,000	1,222,406
2.13% due 11/30/2023	1,300,000	1,330,469
2.13% due 02/29/2024	1,200,000	1,229,672
2.13% due 03/31/2024	1,300,000	1,332,855
2.13% due 07/31/2024	1,300,000	1,334,684
2.13% due 09/30/2024	2,000,000	2,054,922
2.13% due 11/30/2024	1,000,000	1,027,930
2.13% due 05/15/2025	1,300,000	1,338,035
2.13% due 05/31/2026	1,000,000	1,032,500
2.25% due 02/15/2021	2,000,000	2,016,641
2.25% due 03/31/2021	2,000,000	2,018,203
2.25% due 04/30/2021	2,000,000	2,019,297
2.25% due 04/30/2024	1,100,000	1,134,246
2.25% due 10/31/2024	1,000,000	1,033,867
2.25% due 11/15/2024	1,300,000	1,343,926
2.25% due 11/15/2025	1,300,000	1,349,309
2.25% due 02/15/2027	1,300,000	1,357,281
2.25% due 08/15/2027	1,300,000	1,359,465
2.25% due 11/15/2027	2,000,000	2,092,734
2.38% due 03/15/2021	1,300,000	1,313,609
2.38% due 03/15/2022	1,500,000	1,530,059
2.38% due 02/29/2024	2,000,000	2,070,703
2.38% due 08/15/2024	1,300,000	1,349,766
2.38% due 04/30/2026	1,000,000	1,047,773
2.38% due 05/15/2027	1,300,000	1,370,586
2.38% due 05/15/2029	1,000,000	1,060,352
2.50% due 01/15/2022	2,000,000	2,041,094
2.50% due 03/31/2023	1,000,000	1,032,344
2.50% due 08/15/2023	1,500,000	1,553,437
2.50% due 01/31/2024	1,100,000	1,143,613
2.50% due 05/15/2024	1,500,000	1,563,281
2.63% due 11/15/2020	1,300,000	1,313,406
2.63% due 12/15/2021	1,500,000	1,534,395
2.63% due 12/31/2023	2,000,000	2,088,125
2.63% due 03/31/2025	2,000,000	2,109,766
2.63% due 12/31/2025	2,000,000	2,120,859
2.63% due 02/15/2029	1,800,000	1,946,109
2.75% due 11/15/2023	1,300,000	1,361,750
2.75% due 02/15/2024	1,500,000	1,575,762
2.75% due 02/28/2025	2,000,000	2,121,484
2.75% due 02/15/2028	2,000,000	2,171,016
2.88% due 04/30/2025	1,500,000	1,603,125
2.88% due 05/15/2028	2,000,000	2,193,828
2.88% due 08/15/2028	2,000,000	2,197,031
3.13% due 05/15/2021	1,300,000	1,330,113
3.13% due 11/15/2028	2,000,000	2,242,734
3.63% due 02/15/2021	1,300,000	1,333,516

		171,266,180

Total U.S. Government Treasuries (cost $169,469,195)		173,837,157

EXCHANGE-TRADED FUNDS — 5.0%
iShares 1-3 Year Treasury Bond ETF	56,200	4,774,190
iShares 3-7 Year Treasury Bond ETF	40,100	5,091,497
iShares 7-10 Year Treasury Bond ETF	12,000	1,350,120
iShares iBoxx $ Investment Grade Corporate Bond ETF	39,400	5,031,774

Total Exchange-Traded Funds (cost $15,624,073)		16,247,581

Total Long-Term Investment Securities (cost $312,361,685)		320,878,758

REPURCHASE AGREEMENTS — 0.7%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.25%, dated 10/31/2019, to be repurchased 11/01/2019 in the amount of $2,193,015 collateralized by $2,165,000 of United States Treasury Notes, bearing interest at 2.38% due 02/29/2024 and having an approximate value of $2,239,541 (cost $2,193,000)	$2,193,000	$2,193,000

TOTAL INVESTMENTS (cost $314,554,685)	99.5%	323,071,758
Other assets less liabilities	0.5	1,775,811

NET ASSETS	100.0%	$324,847,569

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At October 31, 2019, the aggregate value of these securities was $1,139,801 representing 0.4% of net assets.

ETF — Exchange-Traded Funds

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2019 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
U.S. Corporate Bonds & Notes	$—	$84,898,888	$—	$84,898,888
Foreign Corporate Bonds & Notes	—	23,264,451	—	23,264,451
U.S. Government Agencies	—	22,630,681	—	22,630,681
U Government Treasuries	—	173,837,157	—	173,837,157
Exchange-Traded Funds	16,247,581	—	—	16,247,581
Repurchase Agreements	—	2,193,000	—	2,193,000

Total Investments at Value	$16,247,581	$306,824,177	$—	$323,071,758

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Franklin Small Company Value Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2019 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 97.4%
Aerospace/Defense-Equipment — 0.6%
Barnes Group, Inc.	33,200	$1,940,540

Apparel Manufacturers — 2.5%
Carter’s, Inc.	80,297	8,048,971

Banks-Commercial — 16.3%
Atlantic Union Bankshares Corp.	53,340	1,966,112
Bryn Mawr Bank Corp.	124,239	4,734,748
CenterState Bank Corp.	130,342	3,305,473
Columbia Banking System, Inc.	241,362	9,485,527
First Horizon National Corp.	542,500	8,663,725
First of Long Island Corp.	167,322	3,922,028
German American Bancorp, Inc.	44,027	1,455,092
Glacier Bancorp, Inc.	57,400	2,429,168
Lakeland Financial Corp.	148,377	6,906,949
Peoples Bancorp, Inc.	82,200	2,688,762
TCF Financial Corp.	83,167	3,292,582
TrustCo Bank Corp.	216,856	1,873,636
Washington Trust Bancorp, Inc.	57,043	2,914,327

		53,638,129

Building & Construction Products-Misc. — 2.7%
Gibraltar Industries, Inc.†	166,735	8,875,304

Building Products-Cement — 2.7%
Eagle Materials, Inc.	96,500	8,814,310

Building Products-Wood — 2.2%
Universal Forest Products, Inc.	140,490	7,075,076

Building-Mobile Home/Manufactured Housing — 0.4%
LCI Industries	11,922	1,157,865

Building-Residential/Commercial — 1.3%
Toll Brothers, Inc.	104,030	4,137,273

Chemicals-Plastics — 1.1%
PolyOne Corp.	112,400	3,602,420

Chemicals-Specialty — 1.5%
Minerals Technologies, Inc.	99,197	4,905,292

Consulting Services — 0.7%
Huron Consulting Group, Inc.†	35,865	2,372,111

Diversified Manufacturing Operations — 0.7%
Federal Signal Corp.	70,746	2,295,000

Electric-Integrated — 1.3%
Black Hills Corp.	37,800	2,979,774
IDACORP, Inc.	13,111	1,411,006

		4,390,780

Electronic Components-Misc. — 4.1%
Advanced Energy Industries, Inc.†	71,022	4,197,400
Gentex Corp.	9,500	266,475
Plexus Corp.†	122,839	9,082,716

		13,546,591

Electronic Components-Semiconductors — 0.9%
Synaptics, Inc.†	71,958	3,030,151

Electronic Measurement Instruments — 0.0%
FARO Technologies, Inc.†	3,400	162,112

Finance-Investment Banker/Broker — 0.6%
Houlihan Lokey, Inc.	40,732	1,924,994

Food-Meat Products — 1.7%
Maple Leaf Foods, Inc.	315,929	5,509,748

Footwear & Related Apparel — 2.0%
Crocs, Inc.†	192,049	6,719,795

Gas-Distribution — 1.1%
Spire, Inc.	43,588	3,664,007

Gold Mining — 1.6%
OceanaGold Corp.	2,163,503	5,190,699

Hotels/Motels — 2.4%
Wyndham Hotels & Resorts, Inc.	146,768	7,921,069

Insurance-Multi-line — 5.7%
Horace Mann Educators Corp.	210,788	9,181,925
Old Republic International Corp.	424,200	9,476,628

		18,658,553

Insurance-Property/Casualty — 3.1%
Hanover Insurance Group, Inc.	74,300	9,786,053
Selective Insurance Group, Inc.	7,070	488,678

		10,274,731

Lasers-System/Components — 1.9%
Coherent, Inc.†	43,013	6,405,496

Machine Tools & Related Products — 1.5%
Kennametal, Inc.	155,693	4,818,698

Machinery-Construction & Mining — 2.5%
Astec Industries, Inc.	33,827	1,186,989
Oshkosh Corp.	83,900	7,163,382

		8,350,371

Machinery-Electrical — 2.2%
Regal Beloit Corp.	98,500	7,293,925

Machinery-Material Handling — 0.1%
Columbus McKinnon Corp.	13,023	488,623

Machinery-Pumps — 4.0%
Mueller Water Products, Inc., Class A	777,903	9,101,465
SPX FLOW, Inc.†	87,683	3,970,286

		13,071,751

Medical Products — 0.1%
Integer Holdings Corp.†	2,945	228,061

Metal Processors & Fabrication — 2.2%
Mueller Industries, Inc.	73,544	2,262,949
Rexnord Corp.†	172,600	4,882,854

		7,145,803

Oil Companies-Exploration & Production — 0.9%
Crescent Point Energy Corp.	797,558	2,912,652

Oil Field Machinery & Equipment — 0.1%
Natural Gas Services Group, Inc.†	36,814	437,719

Oil-Field Services — 1.6%
Hunting PLC	1,049,716	5,343,817

Paper & Related Products — 1.2%
P.H. Glatfelter Co.	211,156	3,800,808

Real Estate Investment Trusts — 6.8%
Brandywine Realty Trust	299,000	4,568,720
Highwoods Properties, Inc.	130,200	6,093,360
LTC Properties, Inc.	27,937	1,448,533
Retail Properties of America, Inc., Class A	504,838	6,946,571
Sunstone Hotel Investors, Inc.	245,604	3,318,110

		22,375,294

Real Estate Operations & Development — 2.2%
McGrath RentCorp	94,910	7,242,582

Recreational Vehicles — 0.5%
Brunswick Corp.	27,900	1,624,896

Retail-Apparel/Shoe — 0.8%
Caleres, Inc.	115,954	2,495,330

Retail-Discount — 0.3%
BJ’s Wholesale Club Holdings, Inc.†	39,385	1,051,580

Retail-Restaurants — 3.1%
Brinker International, Inc.	108,904	4,840,783
Jack in the Box, Inc.	64,045	5,381,061

		10,221,844

Semiconductor Equipment — 2.0%
MKS Instruments, Inc.	62,178	6,728,903

Steel-Producers — 2.7%
Carpenter Technology Corp.	70,831	3,472,136
Reliance Steel & Aluminum Co.	45,200	5,245,008

		8,717,144

Textile-Apparel — 0.4%
Unifi, Inc.†	49,200	1,343,160

Theaters — 1.7%
Cinemark Holdings, Inc.	149,600	5,475,360

Transport-Equipment & Leasing — 0.5%
Greenbrier Cos., Inc.	57,806	1,693,138

Transport-Truck — 0.1%
Heartland Express, Inc.	8,700	181,830

Wire & Cable Products — 0.8%
Encore Wire Corp.	20,653	1,160,699
Insteel Industries, Inc.	80,798	1,540,818

		2,701,517

Total Common Stocks (cost $293,811,471)		320,005,823

U.S. CORPORATE BONDS & NOTES — 0.3%
Metal Processors & Fabrication — 0.3%
Mueller Industries, Inc. Sub. Notes 6.00% due 03/01/2027 (cost $792,000)	$792,000	803,880

Total Long-Term Investment Securities (cost $294,603,471)		320,809,703

SHORT-TERM INVESTMENT SECURITIES — 2.0%
U.S. Government Agencies — 2.0%
Federal Home Loan Bank Disc. Notes
1.52% due 11/01/2019 (cost $6,655,000)	$6,655,000	6,655,000

REPURCHASE AGREEMENTS — 0.4%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.25% dated 10/31/2019, to be purchased 11/01/2019 in the amount $1,415,010 and collateralized by $1,405,000 of United States Treasury Notes, bearing interest at 2.00% due 11/15/2026 and having an approximate value of $1,445,093 (cost $1,415,000)	1,415,000	1,415,000

TOTAL INVESTMENTS (cost $302,673,471)	100.1%	328,879,703
Liabilities in excess of other assets	(0.1)	(361,818)

NET ASSETS	100.0%	$328,517,885

†	Non-income producing security

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2019 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$320,005,823	$—	$—	$320,005,823
U.S Corporate Bonds & Notes	—	803,880	—	803,880
Short-Term Investment Securities	—	6,655,000	—	6,655,000
Repurchase Agreements	—	1,415,000	—	1,415,000

Total Investments at Value	$320,005,823	$8,873,880	$—	$328,879,703

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Franklin U.S. Equity Smart Beta Portfolio#

PORTFOLIO OF INVESTMENTS — October 31, 2019 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 99.1%
Advertising Agencies — 0.5%
Interpublic Group of Cos., Inc.	5,400	$117,450
Omnicom Group, Inc.	4,800	370,512

		487,962

Aerospace/Defense — 2.1%
Lockheed Martin Corp.	2,800	1,054,704
Raytheon Co.	5,200	1,103,492

		2,158,196

Airlines — 1.5%
Alaska Air Group, Inc.	2,900	201,347
Delta Air Lines, Inc.	12,800	705,024
Southwest Airlines Co.	11,200	628,656

		1,535,027

Apparel Manufacturers — 1.0%
Capri Holdings, Ltd.†	3,700	114,959
Carter’s, Inc.	1,000	100,240
Hanesbrands, Inc.	2,200	33,462
Ralph Lauren Corp.	600	57,636
Tapestry, Inc.	7,200	186,192
VF Corp.	7,400	608,946

		1,101,435

Applications Software — 2.0%
Intuit, Inc.	3,900	1,004,250
Microsoft Corp.	7,700	1,103,949

		2,108,199

Athletic Footwear — 1.1%
NIKE, Inc., Class B	12,400	1,110,420

Auto-Cars/Light Trucks — 0.3%
General Motors Co.	8,400	312,144

Auto-Heavy Duty Trucks — 0.2%
PACCAR, Inc.	2,200	167,332

Auto/Truck Parts & Equipment-Original — 0.3%
Allison Transmission Holdings, Inc.	1,300	56,693
Lear Corp.	1,400	164,878
WABCO Holdings, Inc.†	500	67,310

		288,881

Beverages-Non-alcoholic — 2.3%
Coca-Cola Co.	19,500	1,061,385
Monster Beverage Corp.†	6,700	376,071
PepsiCo, Inc.	7,400	1,015,058

		2,452,514

Beverages-Wine/Spirits — 0.1%
Brown-Forman Corp., Class A	1,200	74,580

Building & Construction-Misc. — 0.0%
Frontdoor, Inc.†	500	24,115

Building Products-Air & Heating — 0.1%
Lennox International, Inc.	200	49,472

Building-Maintenance & Services — 0.1%
Rollins, Inc.	3,600	137,196

Building-Mobile Home/Manufactured Housing — 0.1%
Thor Industries, Inc.	1,100	69,586

Building-Residential/Commercial — 0.3%
NVR, Inc.†	60	218,195
PulteGroup, Inc.	1,700	66,708

		284,903

Cable/Satellite TV — 1.1%
Cable One, Inc.	100	132,537
Comcast Corp., Class A	23,300	1,044,306

		1,176,843

Casino Hotels — 0.4%
Las Vegas Sands Corp.	6,000	371,040

Chemicals-Diversified — 1.0%
Celanese Corp.	800	96,920
Eastman Chemical Co.	1,900	144,476
Huntsman Corp.	2,200	48,686
LyondellBasell Industries NV, Class A	8,600	771,420

		1,061,502

Chemicals-Specialty — 0.1%
NewMarket Corp.	200	97,098
Valvoline, Inc.	1,100	23,474

		120,572

Commercial Services — 0.5%
Cintas Corp.	1,800	483,606
Morningstar, Inc.	400	64,736

		548,342

Commercial Services-Finance — 1.6%
Automatic Data Processing, Inc.	5,900	957,157
H&R Block, Inc.	5,600	139,944
MarketAxess Holdings, Inc.	800	294,872
Moody’s Corp.	1,100	242,759

		1,634,732

Computer Aided Design — 0.2%
Aspen Technology, Inc.†	700	80,577
Cadence Design Systems, Inc.†	1,900	124,165

		204,742

Computer Services — 2.5%
Accenture PLC, Class A	5,300	982,726
Amdocs, Ltd.	3,200	208,640
Cognizant Technology Solutions Corp., Class A	7,800	475,332
International Business Machines Corp.	7,500	1,002,975

		2,669,673

Computer Software — 0.1%
Citrix Systems, Inc.	800	87,088

Computers — 1.9%
Apple, Inc.	5,400	1,343,304
HP, Inc.	39,500	686,115

		2,029,419

Computers-Memory Devices — 0.3%
NetApp, Inc.	5,000	279,400

Consulting Services — 0.1%
Booz Allen Hamilton Holding Corp.	800	56,296

Consumer Products-Misc. — 1.0%
Clorox Co.	3,500	516,915
Kimberly-Clark Corp.	4,200	558,096

		1,075,011

Containers-Paper/Plastic — 0.3%
Packaging Corp. of America	1,500	164,190
Sonoco Products Co.	2,200	126,940

		291,130

Cosmetics & Toiletries — 2.9%
Colgate-Palmolive Co.	13,700	939,820
Estee Lauder Cos., Inc., Class A	5,200	968,604
Procter & Gamble Co.	9,300	1,157,943

		3,066,367

Cruise Lines — 0.3%
Carnival Corp.	7,900	338,831

Data Processing/Management — 1.2%
Broadridge Financial Solutions, Inc.	2,900	363,138
Jack Henry & Associates, Inc.	1,800	254,808
Paychex, Inc.	8,300	694,212

		1,312,158

Decision Support Software — 0.4%
MSCI, Inc.	1,700	398,752

Distribution/Wholesale — 1.4%
Copart, Inc.†	4,400	363,616
Fastenal Co.	14,300	513,942
Pool Corp.	800	165,920
Watsco, Inc.	600	105,780
WW Grainger, Inc.	1,100	339,724

		1,488,982

Diversified Manufacturing Operations — 1.3%
3M Co.	6,000	989,940
Illinois Tool Works, Inc.	2,100	354,018

		1,343,958

E-Commerce/Services — 0.1%
Match Group, Inc.	900	65,691

Electric Products-Misc. — 0.9%
Emerson Electric Co.	13,500	947,025

Electric-Integrated — 7.1%
Alliant Energy Corp.	4,600	245,364
Ameren Corp.	2,600	202,020
Consolidated Edison, Inc.	6,700	617,874
Dominion Energy, Inc.	5,000	412,750
DTE Energy Co.	4,100	522,012
Evergy, Inc.	2,600	166,166
Eversource Energy	5,600	468,944
Exelon Corp.	19,900	905,251
Hawaiian Electric Industries, Inc.	2,200	99,330
NextEra Energy, Inc.	4,800	1,144,032
OGE Energy Corp.	3,900	167,934
Pinnacle West Capital Corp.	2,600	244,712
PPL Corp.	8,200	274,618
Public Service Enterprise Group, Inc.	12,300	778,713
Southern Co.	11,400	714,324
WEC Energy Group, Inc.	5,300	500,320

		7,464,364

Electronic Components-Misc. — 0.4%
Garmin, Ltd.	3,100	290,625
Gentex Corp.	6,100	171,105

		461,730

Electronic Components-Semiconductors — 4.0%
Intel Corp.	21,700	1,226,701
Micron Technology, Inc.†	20,100	955,755
Skyworks Solutions, Inc.	4,600	418,876
Texas Instruments, Inc.	9,100	1,073,709
Xilinx, Inc.	5,900	535,366

		4,210,407

Engines-Internal Combustion — 0.5%
Cummins, Inc.	3,300	569,184

Enterprise Software/Service — 0.0%
Manhattan Associates, Inc.†	400	29,980

Finance-Auto Loans — 0.1%
Santander Consumer USA Holdings, Inc.	2,300	57,684

Finance-Consumer Loans — 0.0%
Navient Corp.	2,300	31,671

Finance-Credit Card — 1.0%
Mastercard, Inc., Class A	3,800	1,051,878

Finance-Investment Banker/Broker — 0.1%
Evercore, Inc., Class A	500	36,820
Lazard, Ltd., Class A	2,700	100,791

		137,611

Finance-Other Services — 0.1%
SEI Investments Co.	2,000	119,840

Financial Guarantee Insurance — 0.1%
Assured Guaranty, Ltd.	1,100	51,612

Food-Baking — 0.1%
Flowers Foods, Inc.	4,000	86,880

Food-Confectionery — 0.7%
Hershey Co.	3,900	572,793
J.M. Smucker Co.	1,500	158,520

		731,313

Food-Meat Products — 0.8%
Hormel Foods Corp.	6,800	278,052
Tyson Foods, Inc., Class A	6,300	521,577

		799,629

Food-Misc./Diversified — 1.1%
General Mills, Inc.	13,700	696,782
Ingredion, Inc.	1,300	102,700
Kellogg Co.	2,600	165,178
Lamb Weston Holdings, Inc.	2,800	218,512

		1,183,172

Food-Retail — 0.3%
Kroger Co.	9,300	229,152
Sprouts Farmers Market, Inc.†	1,700	32,997

		262,149

Food-Wholesale/Distribution — 0.8%
Sysco Corp.	11,100	886,557

Garden Products — 0.2%
Toro Co.	2,700	208,251

Gas-Distribution — 0.3%
Atmos Energy Corp.	2,300	258,704
UGI Corp.	1,700	81,039

		339,743

Home Furnishings — 0.1%
Leggett & Platt, Inc.	2,800	143,640

Hotels/Motels — 0.1%
Choice Hotels International, Inc.	700	61,936
Wyndham Destinations, Inc.	1,200	55,692

		117,628

Human Resources — 0.2%
Robert Half International, Inc.	3,200	183,264

Industrial Automated/Robotic — 0.5%
Rockwell Automation, Inc.	2,800	481,572

Industrial Gases — 0.3%
Air Products & Chemicals, Inc.	1,400	298,564

Instruments-Controls — 1.1%
Honeywell International, Inc.	4,500	777,285
Mettler-Toledo International, Inc.†	500	352,470

		1,129,755

Insurance-Property/Casualty — 0.8%
American National Insurance Co.	200	23,996
Erie Indemnity Co., Class A	500	92,135
Mercury General Corp.	600	28,836
Progressive Corp.	10,500	731,850

		876,817

Insurance-Reinsurance — 0.2%
Everest Re Group, Ltd.	500	128,545
RenaissanceRe Holdings, Ltd.	200	37,436

		165,981

Internet Content-Entertainment — 1.0%
Facebook, Inc., Class A†	5,400	1,034,910

Internet Infrastructure Software — 0.2%
F5 Networks, Inc.†	1,600	230,528

Investment Management/Advisor Services — 0.1%
Invesco, Ltd.	4,200	70,644

Machinery-Pumps — 0.2%
Graco, Inc.	3,600	162,720

Machinery-Thermal Process — 0.0%
GrafTech International, Ltd.	300	3,624

Medical Information Systems — 0.4%
Cerner Corp.	5,500	369,160

Medical Products — 0.2%
Varian Medical Systems, Inc.†	2,000	241,620

Medical-Biomedical/Gene — 3.6%
Amgen, Inc.	5,700	1,215,525
Biogen, Inc.†	3,500	1,045,485
Celgene Corp.†	4,300	464,529
Exelixis, Inc.†	5,000	77,250
Gilead Sciences, Inc.	15,400	981,134

		3,783,923

Medical-Drugs — 4.8%
AbbVie, Inc.	12,500	994,375
Bristol-Myers Squibb Co.	21,100	1,210,507
Johnson & Johnson	7,300	963,892
Merck & Co., Inc.	12,100	1,048,586
Pfizer, Inc.	23,000	882,510

		5,099,870

Medical-Hospitals — 0.6%
HCA Healthcare, Inc.	3,600	480,744
Universal Health Services, Inc., Class B	800	109,968

		590,712

Medical-Outpatient/Home Medical — 0.1%
Chemed Corp.	200	78,782

Multilevel Direct Selling — 0.0%
Nu Skin Enterprises, Inc., Class A	1,100	49,038

Multimedia — 1.2%
FactSet Research Systems, Inc.	800	202,816
Viacom, Inc., Class B	5,300	114,268
Walt Disney Co.	7,200	935,424

		1,252,508

Networking Products — 0.8%
Cisco Systems, Inc.	18,400	874,184

Oil Companies-Exploration & Production — 0.6%
Cabot Oil & Gas Corp.	2,700	50,328
Cimarex Energy Co.	1,000	42,220
ConocoPhillips	7,100	391,920
Occidental Petroleum Corp.	4,700	190,350

		674,818

Oil Companies-Integrated — 0.9%
Exxon Mobil Corp.	13,500	912,195

Oil Refining & Marketing — 1.6%
HollyFrontier Corp.	1,000	54,940
Phillips 66	6,300	735,966
Valero Energy Corp.	8,700	843,726

		1,634,632

Paper & Related Products — 0.0%
Domtar Corp.	300	10,917

Real Estate Investment Trusts — 4.5%
American Tower Corp.	2,900	632,432
EPR Properties	1,600	124,464
Gaming and Leisure Properties, Inc.	3,900	157,404
Kimco Realty Corp.	7,500	161,700
National Retail Properties, Inc.	3,900	229,749
Omega Healthcare Investors, Inc.	4,900	215,796
Public Storage	4,000	891,440
Realty Income Corp.	7,100	580,709
Simon Property Group, Inc.	5,300	798,604
Spirit Realty Capital, Inc.	2,300	114,632
STORE Capital Corp.	4,000	162,000
Ventas, Inc.	3,700	240,870
VEREIT, Inc.	23,000	226,320
WP Carey, Inc.	2,600	239,356

		4,775,476

Resort/Theme Parks — 0.0%
Six Flags Entertainment Corp.	1,000	42,190

Respiratory Products — 0.4%
ResMed, Inc.	3,100	458,552

Retail-Apparel/Shoe — 1.9%
Foot Locker, Inc.	3,300	143,583
Gap, Inc.	6,300	102,438
L Brands, Inc.	5,900	100,536
Lululemon Athletica, Inc.†	2,500	510,675
Ross Stores, Inc.	10,300	1,129,601
Urban Outfitters, Inc.†	1,800	51,660

		2,038,493

Retail-Auto Parts — 1.5%
AutoZone, Inc.†	400	457,752
Genuine Parts Co.	3,300	338,514
O’Reilly Automotive, Inc.†	1,900	827,469

		1,623,735

Retail-Automobile — 0.0%
Penske Automotive Group, Inc.	500	24,360

Retail-Building Products — 1.1%
Home Depot, Inc.	5,000	1,172,900

Retail-Catalog Shopping — 0.1%
MSC Industrial Direct Co., Inc., Class A	900	65,889

Retail-Consumer Electronics — 0.4%
Best Buy Co., Inc.	5,900	423,797

Retail-Convenience Store — 0.1%
Casey’s General Stores, Inc.	700	119,567

Retail-Discount — 4.0%
Costco Wholesale Corp.	4,000	1,188,440
Dollar General Corp.	4,600	737,564
Target Corp.	11,000	1,176,010
Walmart, Inc.	9,400	1,102,244

		4,204,258

Retail-Drug Store — 0.6%
Walgreens Boots Alliance, Inc.	12,300	673,794

Retail-Gardening Products — 0.3%
Tractor Supply Co.	2,900	275,558

Retail-Home Furnishings — 0.1%
Williams-Sonoma, Inc.	2,100	140,259

Retail-Major Department Stores — 1.1%
Nordstrom, Inc.	2,800	100,520
TJX Cos., Inc.	19,000	1,095,350

		1,195,870

Retail-Misc./Diversified — 0.0%
Five Below, Inc.†	300	37,533

Retail-Perfume & Cosmetics — 0.3%
Ulta Beauty, Inc.†	1,400	326,410

Retail-Regional Department Stores — 0.3%
Kohl’s Corp.	4,300	220,418
Macy’s, Inc.	7,100	107,636

		328,054

Retail-Restaurants — 2.3%
Darden Restaurants, Inc.	3,200	359,264
Domino’s Pizza, Inc.	1,000	271,620
McDonald’s Corp.	4,800	944,160
Yum! Brands, Inc.	8,700	884,877

		2,459,921

Retail-Sporting Goods — 0.1%
Dick’s Sporting Goods, Inc.	1,900	73,967

Savings & Loans/Thrifts — 0.1%
People’s United Financial, Inc.	7,500	121,275

Schools — 0.1%
Grand Canyon Education, Inc.†	600	55,176

Semiconductor Components-Integrated Circuits — 0.3%
Maxim Integrated Products, Inc.	6,000	351,960

Semiconductor Equipment — 2.3%
Applied Materials, Inc.	20,600	1,117,756
KLA Corp.	3,300	557,832
Lam Research Corp.	2,900	786,016

		2,461,604

Shipbuilding — 0.2%
Huntington Ingalls Industries, Inc.	900	203,094

Soap & Cleaning Preparation — 0.4%
Church & Dwight Co., Inc.	5,700	398,658

Steel-Producers — 0.2%
Nucor Corp.	2,000	107,700
Steel Dynamics, Inc.	2,500	75,900

		183,600

Telephone-Integrated — 2.2%
AT&T, Inc.	31,300	1,204,737
Verizon Communications, Inc.	17,600	1,064,272

		2,269,009

Television — 0.1%
AMC Networks, Inc., Class A†	700	30,485
CBS Corp., Class B	2,200	79,288

		109,773

Theaters — 0.0%
Cinemark Holdings, Inc.	1,100	40,260

Tobacco — 1.8%
Altria Group, Inc.	19,500	873,405
Philip Morris International, Inc.	12,400	1,009,856

		1,883,261

Tools-Hand Held — 0.1%
Snap-on, Inc.	600	97,602

Toys — 0.2%
Hasbro, Inc.	2,600	253,006

Transport-Rail — 0.9%
Union Pacific Corp.	5,700	943,122

Transport-Services — 1.0%
C.H. Robinson Worldwide, Inc.	3,400	257,176
Expeditors International of Washington, Inc.	3,800	277,172
United Parcel Service, Inc., Class B	4,500	518,265

		1,052,613

Transport-Truck — 0.3%
JB Hunt Transport Services, Inc.	2,100	246,876
Landstar System, Inc.	800	90,520
Schneider National, Inc., Class B	700	16,009

		353,405

Web Hosting/Design — 0.4%
VeriSign, Inc.†	2,300	437,046

Wireless Equipment — 0.5%
Motorola Solutions, Inc.	3,300	548,856
Ubiquiti Networks, Inc.	200	25,318

		574,174

Total Long-Term Investment Securities (cost $103,659,054)		104,334,398

SHORT-TERM INVESTMENT SECURITIES — 30.8%
U.S. Government Agencies — 30.8%
Federal Home Loan Bank Disc. Notes 1.52% due 11/01/2019 (cost $32,398,650)	$32,400,000	32,400,000

TOTAL INVESTMENTS (cost $136,057,704)	129.9%	136,734,398
Liabilities in excess of other assets	(29.9)	(31,483,225)

NET ASSETS	100.0%	$105,251,173

#	Effective October 7, 2019, the SA Franklin U.S. Equity Smart Beta Portfolio commenced operations.
†	Non-income producing security

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2019 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$104,334,398	$—	$—	$104,334,398
Short-Term Investment Securities	—	32,400,000	—	32,400,000

Total Investments at Value	$104,334,398	$32,400,000	$—	$136,734,398

*	For a detailed presentation of investments, please refer to the Portfolio of Investments

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Global Index Allocation 60/40 Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2019 —

(unaudited)

Security Description	Shares	Value (Note 1)

AFFILIATED REGISTERED INVESTMENT COMPANIES@# — 100.2%
Domestic Equity Investment Companies — 30.9%
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	344,344	$8,453,637
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	155,377	1,751,097
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	47,588	530,128

Total Domestic Equity Investment Companies (cost $10,122,516)		10,734,862

Domestic Fixed Income Investment Companies — 40.2%
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	834,396	9,019,826
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	475,557	4,945,789

Total Domestic Fixed Income Investment Companies (cost $13,285,056)		13,965,615

International Equity Investment Companies — 29.1%
SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio, Class 1	63,538	895,247
SunAmerica Series Trust SA International Index Portfolio, Class 1	818,589	9,225,503

Total International Equity Investment Companies (cost $9,659,959)		10,120,750

TOTAL INVESTMENTS (cost $33,067,531)	100.2%	34,821,227
Liabilities in excess of other assets	(0.2)	(63,156)

NET ASSETS	100.0%	$34,758,071

@

The SunAmerica Series Trust SA Global Index Allocation 60/40 Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the SunAmerica Series Trust. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus.

#	See Note 2

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2019 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$34,821,227	$—	$—	$34,821,227

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Global Index Allocation 75/25 Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2019 —

(unaudited)

Security Description	Shares	Value (Note 1)

AFFILIATED REGISTERED INVESTMENT COMPANIES @# — 100.2%
Domestic Equity Investment Companies — 39.2%
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	451,531	$11,085,088
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	195,689	2,205,417
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	100,592	1,120,600

Total Domestic Equity Investment Companies (cost $13,606,267)		14,411,105

Domestic Fixed Income Investment Companies — 25.4%
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	546,102	5,903,359
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	327,578	3,406,806

Total Domestic Fixed Income Investment Companies (cost $8,840,470)		9,310,165

International Equity Investment Companies — 35.6%
SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio, Class 1	106,755	1,504,182
SunAmerica Series Trust SA International Index Portfolio, Class 1	1,025,584	11,558,331

Total International Equity Investment Companies (cost $12,471,400)		13,062,513

TOTAL INVESTMENTS (cost $34,918,137)	100.2%	36,783,783
Liabilities in excess of other assets	(0.2)	(63,289)

NET ASSETS	100.0%	$36,720,494

@

The SunAmerica Series Trust SA Global Index Allocation 75/25 Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the SunAmerica Series Trust. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.aig.com/getprospectuses.

#	See Note 2

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2019 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$36,783,783	$—	$—	$36,783,783

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Global Index Allocation 90/10 Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2019 —

(unaudited)

Security Description	Shares	Value (Note 1)

AFFILIATED REGISTERED INVESTMENT COMPANIES@# — 100.1%
Domestic Equity Investment Companies — 46.0%
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	1,886,032	$46,302,075
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	963,011	10,853,131
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	494,155	5,504,889

Total Domestic Equity Investment Companies (cost $59,551,774)		62,660,095

Domestic Fixed Income Investment Companies — 11.1%
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	944,186	10,206,648
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	476,000	4,950,400

Total Domestic Fixed Income Investment Companies (cost $14,536,271)		15,157,048

International Equity Investment Companies — 43.0%
SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio, Class 1	393,503	5,544,459
SunAmerica Series Trust SA International Index Portfolio, Class 1	4,696,306	52,927,364

Total International Equity Investment Companies (cost $56,174,985)		58,471,823

TOTAL INVESTMENTS (cost $130,263,030)	100.1%	136,288,966
Liabilities in excess of other assets	(0.1)	(94,991)

NET ASSETS	100.0%	$136,193,975

@

The SunAmerica Series Trust SA Global Index Allocation 90/10 Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the SunAmerica Series Trust. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus.

#	See Note 2

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2019 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$136,288,966	$—	$—	$136,288,966

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Goldman Sachs Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2019

(unaudited)

Security Description		Principal Amount**	Value (Note 1)

ASSET BACKED SECURITIES — 5.5%
Cayman Islands — 0.7%
Recette CLO, Ltd. FRS Series 2015-1A, Class AR 2.89% (3 ML+0.92%) due 10/20/2027*(1)		$2,656,064	$2,652,436

United Kingdom — 1.8%
Harben Finance PLC FRS Series 2017-1X, Class A 1.56% (3 ML GBP+0.80%) due 08/20/2056(2)	GBP	645,273	833,910
London Wall Mtg. Capital PLC FRS Series 2017-FL1, Class A 1.62% (3 ML GBP+0.85%) due 11/15/2049(2)	GBP	754,542	976,200
Ripon Mortgages PLC FRS Series 1X, Class A2 1.56% (3 ML GBP+0.80%) due 08/20/2056(2)	GBP	2,009,713	2,598,425
Ripon Mortgages PLC FRS Series 1X, Class A1 1.56% (3 ML GBP+0.80%) due 08/20/2056(2)	GBP	203,993	263,750
Silverstone Master Issuer PLC FRS Series 2019-1A, Class 1A 2.54% (3 ML+0.57%) due 01/21/2070*(2)		613,050	613,248
Tower Bridge Funding No.1 PLC FRS Series 2017-1, Class A 1.78% (3 ML GBP+ 1.00%) due 03/20/2056(2)	GBP	374,747	486,016
Warwick Finance Residential Mortgages PLC FRS Series 1, Class A 1.77% (3 ML GBP+1.00%) due 09/21/2049(2)	GBP	1,058,453	1,373,572

			7,145,121

United States — 3.0%
Countrywide Alternative Loan Trust FRS Series 2006-OA1, Class 2A1 2.06% (1 ML+0.21%) due 03/20/2046(2)		222,068	206,609
Countrywide Alternative Loan Trust FRS Series 2005-82, Class A1 2.09% (1 ML+0.27%) due 02/25/2036(2)		423,117	388,088
Higher Education Funding I FRS Series 2014-1, Class A 3.18% (3 ML+1.05%) due 05/25/2034*		1,772,791	1,779,429
Home Equity Loan Trust FRS Series 2007-FRE1, Class 2AV3 2.05% (1 ML+0.23%) due 04/25/2037		750,000	693,747
Lehman XS Trust FRS Series 2007-7N, Class 1A2 2.06% (1 ML+0.24%) due 06/25/2047(2)		343,525	314,507
Mill City Mtg. Loan Trust VRS Series 2017-2, Class A3 2.88% due 07/25/2059*(3)		357,090	361,687
Panhandle-Plains Higher Education Authority, Inc. FRS Series 2011-1, Class A3 3.05% (3 ML+0.95%) due 10/01/2037		1,127,534	1,128,936
Scholar Funding Trust FRS Series 2010-A, Class A 2.69% (3 ML+0.75%) due 10/28/2041*		525,408	521,599
Sequoia Mtg. Trust FRS Series 2004-10, Class A3A 2.63% (6 ML+0.66%) due 11/20/2034(2)		28,798	28,688
SLM Student Loan Trust FRS Series 2007-2, Class A4 2.00% (3 ML+0.06%) due 07/25/2022		1,811,004	1,765,750
SLM Student Loan Trust FRS Series 2003-1, Class A5A 2.23% (3 ML+0.11%) due 12/15/2032*		1,386,163	1,316,635
SLM Student Loan Trust FRS Series 2008-2, Class A3 2.69% (3 ML+0.75%) due 04/25/2023		276,085	272,839
SLM Student Loan Trust FRS Series 2008-4, Class A4 3.59% (3 ML+1.65%) due 07/25/2022		594,374	599,637
SLM Student Loan Trust FRS Series 2008-5, Class A4 3.64% (3 ML+1.70%) due 07/25/2023		742,371	749,741
Station Place Securitization Trust FRS Series 2015-2, Clas AR 2.47% (1 ML+0.55%) due 05/15/2021*(2)(4)		850,000	850,000
Washington Mutual Mtg. Pass-Through Certs. FRS Series 2006-AR5 Class 4A 3.38% (12 MTA+0.99%) due 06/25/2046(2)		300,786	266,848
Wells Fargo Alternative Loan Trust VRS Series 2007-PA6, Class A1 4.53% due 12/28/2037(2)(3)		262,940	263,070

			11,507,810

Total Asset Backed Securities (cost $21,355,304)			21,305,367

CORPORATE BONDS & NOTES — 21.3%
Australia — 0.1%
Macquarie Group, Ltd. Senior Notes 3.76% due 11/28/2028*		200,000	208,796

Belgium — 0.2%
KBC Group NV Senior Notes 0.75% due 10/18/2023	EUR	600,000	684,718

Bermuda — 0.1%
IHS Markit, Ltd. Company Guar. Notes 4.75% due 02/15/2025*		250,000	275,093

British Virgin Islands — 0.1%
Huarong Finance 2019 Co., Ltd. Company Guar. Notes 3.75% due 05/29/2024		260,000	265,557
Huarong Finance II Co., Ltd. Company Guar. Notes 5.50% due 01/16/2025		200,000	219,736

			485,293

Canada — 0.1%
1011778 BC ULC/New Red Finance, Inc. Sec. Notes 5.00% due 10/15/2025*		400,000	410,000
Cenovus Energy, Inc. Senior Notes 4.25% due 04/15/2027		150,000	157,405

			567,405

Cayman Islands — 0.3%
Avolon Holdings Funding, Ltd. Company Guar. Notes 3.95% due 07/01/2024*		250,000	259,550
Thames Water Utilities Finance, Ltd. Sec. Notes 5.75% due 09/13/2030	GBP	550,000	775,833

			1,035,383

France — 2.8%
BNP Paribas SA Senior Notes 3.38% due 01/09/2025*		2,050,000	2,127,288
BPCE SA Senior Notes 4.00% due 09/12/2023*		1,300,000	1,373,141
Dexia Credit Local SA Government Guar. Notes 1.13% due 06/15/2022	GBP	5,600,000	7,291,150
Total Capital International SA Company Guar. Notes 3.46% due 07/12/2049		200,000	211,900

			11,003,479

Germany — 6.0%
Commerzbank AG Sub. Notes 4.00% due 03/23/2026	EUR	300,000	381,228
KFW Government Guar. Notes zero coupon due 06/30/2022	EUR	800,000	904,106
KFW Government Guar. Notes zero coupon due 12/15/2022	EUR	16,000,000	18,117,535
KFW Government Guar. Notes 0.38% due 03/15/2023	EUR	2,800,000	3,211,659
KFW Government Guar. Notes 5.00% due 12/01/2020	SEK	2,000,000	217,988
KFW Government Guar. Notes 6.00% due 08/20/2020	AUD	800,000	572,943

			23,405,459

Guernsey — 0.1%
Credit Suisse Group Funding Guernsey, Ltd. Company Guar. Notes 1.25% due 04/14/2022	EUR	350,000	402,140

Hong Kong — 0.1%
CNAC HK Finbridge Co., Ltd. Company Guar. Notes 3.13% due 06/19/2022		270,000	271,482
CNAC HK Finbridge Co., Ltd. Company Guar. Notes 4.63% due 03/14/2023		200,000	210,435

			481,917

Italy — 0.1%
Telecom Italia SpA Senior Notes 4.00% due 04/11/2024	EUR	350,000	431,854

Japan — 0.1%
Mitsubishi UFJ Financial Group, Inc. Senior Notes 3.75% due 07/18/2039		200,000	215,941

Luxembourg — 0.5%
DH Europe Finance II SARL Company Guar. Notes 0.45% due 03/18/2028	EUR	300,000	331,512
DH Europe Finance II SARL Company Guar. Notes 0.75% due 09/18/2031	EUR	450,000	491,910
Gazprom OAO Via Gaz Capital SA Senior Notes 5.15% due 02/11/2026*		340,000	370,887
Logicor Financing SARL Company Guar. Notes 2.25% due 05/13/2025	EUR	350,000	419,920
Logicor Financing SARL Company Guar. Notes 3.25% due 11/13/2028	EUR	300,000	378,674

			1,992,903

Mexico — 0.1%
Mexico City Airport Trust Senior Sec. Notes 3.88% due 04/30/2028*		210,000	209,895

Mexico City Airport Trust Senior Sec. Notes 5.50% due 07/31/2047		200,000	199,840
Mexico City Airport Trust Senior Sec. Notes 5.50% due 07/31/2047*		200,000	199,840

			609,575

Netherlands — 0.9%
Cooperatieve Rabobank UA Sub. Notes 3.88% due 07/25/2023	EUR	450,000	569,037
NXP BV/NXP Funding LLC Company Guar. Notes 3.88% due 09/01/2022*		900,000	930,684
Petrobras Global Finance BV Company Guar. Notes 5.09% due 01/15/2030*		23,000	24,374
Petrobras Global Finance BV Company Guar. Notes 6.00% due 01/27/2028		20,000	22,541
Syngenta Finance NV Company Guar. Notes 4.44% due 04/24/2023*		450,000	469,751
Syngenta Finance NV Company Guar. Notes 4.89% due 04/24/2025*		350,000	370,766
Syngenta Finance NV Company Guar. Notes 5.18% due 04/24/2028*		200,000	212,093
WPC Eurobond BV Company Guar. Notes 1.35% due 04/15/2028	EUR	700,000	772,044

			3,371,290

Spain — 0.6%
Banco de Sabadell SA Senior Notes 0.88% due 03/05/2023	EUR	300,000	339,508
Banco Santander SA Senior Notes 2.71% due 06/27/2024		600,000	609,302
Banco Santander SA Senior Notes 3.31% due 06/27/2029		200,000	207,224
CaixaBank SA Senior Notes 1.13% due 05/17/2024	EUR	400,000	463,724
FCC Aqualia SA Senior Sec. Notes 2.63% due 06/08/2027	EUR	500,000	608,021

			2,227,779

Switzerland — 0.2%
Credit Suisse Group AG Senior Bonds 3.87% due 01/12/2029*		600,000	641,118

United Kingdom — 1.0%
BAT International Finance PLC Company Guar. Notes 3.95% due 06/15/2025*		1,000,000	1,045,334
HSBC Holdings PLC Senior Notes 2.18% due 06/27/2023	GBP	600,000	789,829
Nationwide Building Society Senior Notes 3.96% due 07/18/2030*		200,000	214,702
Royal Bank of Scotland Group PLC Senior Notes 4.27% due 03/22/2025		1,200,000	1,273,200
Santander UK PLC Senior Notes 2.88% due 06/18/2024		700,000	715,794

			4,038,859

United States — 7.9%
Alexandria Real Estate Equities, Inc. Company Guar. Notes 3.38% due 08/15/2031		300,000	315,339
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 3.65% due 02/01/2026		550,000	588,956
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.90% due 02/01/2046		200,000	239,913
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.30% due 02/01/2023		270,000	280,900
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.15% due 01/23/2025		300,000	327,979
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.60% due 04/15/2048		200,000	228,219
AT&T, Inc. Senior Notes 1.80% due 09/14/2039	EUR	200,000	217,867
AT&T, Inc. Senior Notes 3.95% due 01/15/2025		100,000	107,143
AT&T, Inc. Senior Notes 4.10% due 02/15/2028		300,000	326,991
AT&T, Inc. Senior Notes 4.35% due 06/15/2045		50,000	52,960
Bank of America Corp. Senior Notes 3.37% due 01/23/2026		1,000,000	1,046,060
Bayer US Finance II LLC Company Guar. Notes 3.88% due 12/15/2023*		400,000	418,941

Bayer US Finance II LLC Company Guar. Notes 4.25% due 12/15/2025*		650,000	699,086
Bayer US Finance II LLC Company Guar. Notes 4.38% due 12/15/2028*		350,000	379,797
Becton Dickinson and Co. Senior Notes 3.36% due 06/06/2024		950,000	995,079
Broadcom, Inc. Company Guar. Notes 3.13% due 10/15/2022*		350,000	356,443
Broadcom, Inc. Company Guar. Notes 3.63% due 10/15/2024*		400,000	410,962
Broadcom, Inc. Company Guar. Notes 4.25% due 04/15/2026*		400,000	417,579
Cigna Corp. Company Guar. Notes 3.75% due 07/15/2023		250,000	261,885
CIT Group, Inc. Senior Notes 5.25% due 03/07/2025		400,000	440,500
Citigroup, Inc. Senior Notes 3.40% due 05/01/2026		1,400,000	1,468,903
Comcast Corp. Company Guar. Notes 3.70% due 04/15/2024		750,000	802,112
Comcast Corp. Company Guar. Notes 3.95% due 10/15/2025		550,000	602,915
Comcast Corp. Company Guar. Notes 4.15% due 10/15/2028		550,000	621,269
Crown Castle International Corp. Senior Notes 4.30% due 02/15/2029		250,000	278,351
DaVita HealthCare Partners, Inc. Company Guar. Notes 5.13% due 07/15/2024		400,000	408,308
Dell International LLC/EMC Corp. Senior Sec. Notes 6.02% due 06/15/2026*		350,000	399,482
Diamondback Energy, Inc. Company Guar. Notes 4.75% due 11/01/2024		400,000	413,500
Dollar Tree, Inc. Senior Notes 4.00% due 05/15/2025		400,000	430,114
Dollar Tree, Inc. Senior Notes 4.20% due 05/15/2028		500,000	543,117
Elanco Animal Health, Inc. Senior Notes 4.27% due 08/28/2023		350,000	366,612
EMD Finance LLC Company Guar. Notes 3.25% due 03/19/2025*		900,000	929,073
EQM Midstream Partners LP Senior Notes 4.75% due 07/15/2023		400,000	395,810
Fidelity National Information Services, Inc. Senior Notes 0.75% due 05/21/2023	EUR	300,000	341,460
Fidelity National Information Services, Inc. Senior Notes 1.50% due 05/21/2027	EUR	450,000	533,271
Fidelity National Information Services, Inc. Senior Notes 2.60% due 05/21/2025	GBP	200,000	272,024
Fiserv, Inc. Senior Notes 1.13% due 07/01/2027	EUR	450,000	519,696
Fiserv, Inc. Senior Notes 3.20% due 07/01/2026		250,000	261,205
Fiserv, Inc. Senior Notes 3.50% due 07/01/2029		250,000	264,456
Fox Corp. Senior Notes 4.03% due 01/25/2024*		150,000	160,302
General Electric Capital Corp. Senior Notes 3.10% due 01/09/2023		150,000	152,561
General Electric Co. Senior Notes 2.70% due 10/09/2022		50,000	50,323
HCA, Inc. Company Guar. Notes 5.38% due 02/01/2025		200,000	219,750
HCP, Inc. Senior Notes 3.25% due 07/15/2026		50,000	52,221
JPMorgan Chase & Co. Senior Notes 4.02% due 12/05/2024		1,450,000	1,548,307
Level 3 Financing, Inc. Company Guar. Notes 5.63% due 02/01/2023		400,000	404,000
MGIC Investment Corp. Senior Notes 5.75% due 08/15/2023		250,000	274,687
Morgan Stanley Senior Notes 3.13% due 07/27/2026		1,500,000	1,557,732
MPLX LP Senior Notes 4.50% due 04/15/2038		250,000	255,457
MPLX LP Senior Notes 4.70% due 04/15/2048		200,000	203,742

MPT Operating Partnership LP/MPT Finance Corp. Company Guar. Notes 4.63% due 08/01/2029		300,000	312,942
Occidental Petroleum Corp. Senior Notes 3.20% due 08/15/2026		100,000	101,228
Occidental Petroleum Corp. Senior Notes 3.50% due 08/15/2029		50,000	50,664
Occidental Petroleum Corp. Senior Notes 5.55% due 03/15/2026		350,000	397,386
Occidental Petroleum Corp. Senior Notes 6.60% due 03/15/2046		100,000	128,303
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Company Guar. Notes 7.00% due 07/15/2024*		400,000	414,000
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.63% due 03/01/2025		650,000	729,370
Sprint Communications, Inc. Senior Notes 7.00% due 08/15/2020		1,450,000	1,493,746
Thermo Fisher Scientific, Inc. Senior Notes 0.50% due 03/01/2028	EUR	250,000	277,431
Thermo Fisher Scientific, Inc. Senior Notes 0.88% due 10/01/2031	EUR	250,000	279,788
TransDigm, Inc. Company Guar. Notes 5.50% due 11/15/2027*		750,000	747,517
United Technologies Corp. Senior Notes 4.13% due 11/16/2028		500,000	567,366
Valero Energy Partners LP Company Guar. Notes 4.38% due 12/15/2026		300,000	326,748
VEREIT Operating Partnership LP Company Guar. Notes 4.63% due 11/01/2025		650,000	713,711
VEREIT Operating Partnership LP Company Guar. Notes 4.88% due 06/01/2026		300,000	333,959
Verizon Communications, Inc. Senior Notes 2.63% due 08/15/2026		500,000	510,171
WEA Finance LLC Company Guar. Notes 3.50% due 06/15/2029*		400,000	414,434

			30,642,123

Venezuela — 0.0%
Petroleos de Venezuela SA Company Guar. Bonds 5.38% due 04/12/2027(5)(6)†		390,000	23,400

Total Corporate Bonds & Notes (cost $81,420,670)			82,744,525

FOREIGN GOVERNMENT OBLIGATIONS — 45.5%
Argentina — 0.1%
Republic of Argentina Senior Notes 3.38% due 01/15/2023	EUR	240,000	101,180
Republic of Argentina Senior Notes 5.25% due 01/15/2028	EUR	310,000	130,518
Republic of Argentina Senior Notes 3.75% due 12/31/2038(7)		100,000	39,900
Republic of Argentina Senior Bonds 6.88% due 01/11/2048		80,000	31,201

			302,799

Australia — 1.5%
Commonwealth of Australia Senior Bonds 2.75% due 11/21/2027	AUD	3,750,000	2,915,658
Commonwealth of Australia Senior Notes 3.25% due 06/21/2039	AUD	740,000	658,223
Commonwealth of Australia Senior Bonds 4.50% due 04/21/2033	AUD	1,100,000	1,062,490
Commonwealth of Australia Senior Bonds 5.50% due 04/21/2023	AUD	1,660,000	1,326,758

			5,963,129

Austria — 0.4%
Republic of Austria Senior Notes 1.50% due 11/02/2086*	EUR	1,100,000	1,668,930

Belgium — 1.7%
Kingdom of Belgium Senior Notes 0.20% due 10/22/2023*	EUR	2,170,000	2,490,517
Kingdom of Belgium Senior Notes 0.80% due 06/22/2027*	EUR	650,000	783,387
Kingdom of Belgium Senior Notes 0.90% due 06/22/2029*	EUR	1,140,000	1,394,598
Kingdom of Belgium Senior Bonds 2.15% due 06/22/2066*	EUR	1,170,000	1,896,245

			6,564,747

Canada — 1.3%
Government of Canada Bonds 2.75% due 12/01/2048	CAD	880,000	849,199

Province of British Columbia, Canada Senior Notes 2.85% due 06/18/2025	CAD	3,600,000	2,876,911
Province of British Columbia, Canada Senior Notes 4.95% due 06/18/2040	CAD	400,000	430,959
Province of Ontario, Canada Notes 2.85% due 06/02/2023	CAD	1,200,000	944,411

			5,101,480

Denmark — 0.3%
Kingdom of Denmark Bonds 4.50% due 11/15/2039	DKK	4,700,000	1,370,931

Dominican Republic — 0.1%
Dominican Republic Senior Notes 6.40% due 06/05/2049*		380,000	411,829

France — 2.2%
Government of France Bonds 1.75% due 05/25/2066*	EUR	1,100,000	1,641,496
Government of France Bonds 2.75% due 10/25/2027	EUR	1,220,000	1,696,105
Government of France Bonds 4.50% due 04/25/2041	EUR	2,560,000	5,257,956

			8,595,557

Germany — 0.1%
Federal Republic of Germany Bonds 1.25% due 08/15/2048	EUR	160,000	237,974

Indonesia — 0.1%
Republic of Indonesia Senior Notes 4.45% due 02/11/2024		200,000	214,594

Israel — 0.1%
Israel Government USAID Government Guar. Bonds 5.50% due 09/18/2023		300,000	342,617

Italy — 7.2%
Republic of Italy Bonds 0.70% due 05/01/2020	EUR	180,000	201,633
Republic of Italy Bonds 0.95% due 03/01/2023	EUR	2,550,000	2,924,124
Republic of Italy Bonds 2.80% due 12/01/2028	EUR	7,390,000	9,650,930
Republic of Italy Bonds 2.80% due 03/01/2067*	EUR	930,000	1,196,767
Republic of Italy Bonds 2.95% due 09/01/2038*	EUR	3,060,000	4,123,106
Republic of Italy Bonds 3.75% due 08/01/2021*	EUR	1,300,000	1,548,047
Republic of Italy Bonds 5.50% due 11/01/2022	EUR	6,380,000	8,277,535

			27,922,142

Japan — 20.3%
Government of Japan Senior Notes 0.10% due 09/01/2021	JPY	317,500,000	2,957,728
Government of Japan Senior Notes 0.10% due 10/01/2021	JPY	1,575,300,000	14,678,925
Government of Japan Senior Notes 0.10% due 11/01/2021	JPY	644,200,000	6,004,858
Government of Japan Senior Notes 0.10% due 06/20/2029	JPY	26,600,000	252,371
Government of Japan Senior Notes 0.30% due 09/20/2039	JPY	660,600,000	6,195,044
Government of Japan Senior Notes 0.40% due 03/20/2039	JPY	57,000,000	545,477
Government of Japan Senior Notes 0.40% due 09/20/2049	JPY	220,700,000	2,048,061
Government of Japan Senior Notes 0.50% due 03/20/2049	JPY	127,850,000	1,221,211
Government of Japan Senior Notes 0.50% due 03/20/2059	JPY	234,250,000	2,224,779
Government of Japan Senior Bonds 1.40% due 09/20/2034	JPY	1,431,350,000	15,852,211
Government of Japan Senior Notes 2.00% due 06/20/2022	JPY	1,056,000,000	10,356,212
Government of Japan Senior Bonds 2.00% due 09/20/2041	JPY	472,800,000	5,983,532
Government of Japan CPI Linked Senior Notes 0.10% due 03/10/2025(8)	JPY	464,007,200	4,384,532
Government of Japan CPI Linked Senior Bonds 0.10% due 03/10/2026(8)	JPY	498,474,587	4,726,463
Government of Japan CPI Linked Senior Notes 0.10% due 03/10/2029(8)	JPY	143,832,920	1,380,524

			78,811,928

South Africa — 0.1%
Republic of South Africa Senior Notes 4.85% due 09/30/2029		200,000	198,210
Republic of South Africa Senior Notes 5.75% due 09/30/2049		200,000	193,524

			391,734

Spain — 4.1%
Kingdom of Spain Bonds 1.50% due 04/30/2027*	EUR	4,820,000	5,956,271
Kingdom of Spain Senior Notes 3.45% due 07/30/2066*	EUR	750,000	1,392,956
Kingdom of Spain Bonds 3.80% due 04/30/2024*	EUR	2,110,000	2,778,963
Kingdom of Spain Senior Bonds 4.90% due 07/30/2040*	EUR	780,000	1,541,250
Kingdom of Spain Bonds 5.15% due 10/31/2044*	EUR	740,000	1,583,274
Kingdom of Spain Senior Bonds 5.90% due 07/30/2026*	EUR	1,640,000	2,557,937

			15,810,651

SupraNational — 0.5%
Asian Development Bank Senior Notes 2.35% due 06/21/2027	JPY	40,000,000	447,669
European Investment Bank Senior Notes 5.00% due 12/01/2020	SEK	2,950,000	321,467
Inter-American Development Bank Senior Notes 7.00% due 06/15/2025		850,000	1,072,457

			1,841,593

Sweden — 0.3%
Kingdom of Sweden Bonds 1.00% due 11/12/2026	SEK	4,610,000	520,169
Kingdom of Sweden Bonds 3.50% due 06/01/2022	SEK	7,130,000	813,477

			1,333,646

United Kingdom — 5.1%
United Kingdom Gilt Treasury Bonds 3.25% due 01/22/2044	GBP	3,130,000	5,878,039
United Kingdom Gilt Treasury Bonds 3.50% due 01/22/2045	GBP	3,030,000	5,967,945
United Kingdom Gilt Treasury Bonds 3.50% due 07/22/2068	GBP	770,000	1,935,116
United Kingdom Gilt Treasury Bonds 4.25% due 12/07/2046	GBP	800,000	1,792,429
United Kingdom Gilt Treasury Bonds 4.50% due 09/07/2034	GBP	2,170,000	4,234,450

			19,807,979

Venezuela — 0.0%
Republic of Venezuela Senior Bonds 9.25% due 05/07/2028(5)(6)†		230,000	23,862

Total Foreign Government Obligations (cost $164,259,626)			176,718,122

MUNICIPAL BONDS & NOTES — 1.2%
United States — 1.2%
Louisiana Public Facilities Authority FRS Revenue Bonds 2.89% (3 ML+0.95%) due 04/25/2035		3,150,000	3,152,898
New Hampshire Higher Education Loan Corp. FRS Revenue Bonds 2.79% (3 ML+0.85%) due 10/25/2037		1,402,930	1,402,930

Total Municipal Bonds & Notes (cost $4,512,259)			4,555,828

U.S. GOVERNMENT AGENCIES — 1.3%
United States — 1.3%
Federal Home Loan Bank 2.63% due 09/12/2025		2,200,000	2,311,109
Federal Home Loan Mtg. Corp. 5.00% due 07/01/2035		434,318	480,021
5.00% due 11/01/2038		87,314	96,423
5.00% due 01/01/2039		28,228	31,168
5.00% due 09/01/2039		64,793	71,556
5.00% due 05/01/2041		304,210	335,731
Federal National Mtg. Assoc. 4.50% due 02/01/2040		8,481	8,911
4.50% due 08/01/2041		108,112	117,220
6.00% due 10/01/2034		279,376	319,986
6.00% due 11/01/2034		51,666	57,416
6.00% due 02/01/2037		220,944	246,450
6.00% due 03/01/2037		27,247	31,290
6.00% due 10/01/2037		110,201	126,562
6.00% due 08/01/2038		79,389	89,936
6.00% due 06/01/2039		1,147	1,273
6.00% due 10/01/2040		108,468	124,723
6.00% due 04/01/2041		13,856	15,818
6.00% due 05/01/2041		99,230	114,128
6.00% due 10/01/2041		104,693	116,736
Federal National Mtg. Assoc. REMIC
Series 2012-153, Class B 7.00% due 07/25/2042(2)		342,081	405,271

Series 2012-111, Class B 7.00% due 10/25/2042(2)		87,863	102,301

Total U.S. Government Agencies (cost $4,995,752)			5,204,029

U.S. GOVERNMENT TREASURIES — 21.0%
United States — 21.0%
United States Treasury Bonds
2.75% due 11/15/2047(10)		2,010,000	2,250,729
3.63% due 02/15/2044		21,620,000	27,631,373
United States Treasury Notes
2.13% due 07/31/2024		7,880,000	8,090,236
2.25% due 11/15/2027		6,070,000	6,351,449
2.38% due 01/31/2023(10)		33,220,000	34,107,597
2.88% due 08/15/2028		2,980,000	3,273,577

Total U.S. Government Treasuries (cost $78,451,967)			81,704,961

OPTIONS - PURCHASED — 0.0%
United States — 0.0%
Over the Counter Purchased Call Options on Interest Rate Swap Contracts(12) (cost $206,037)		12,490,000	66,768

PREFERRED SECURITIES/CAPITAL SECURITIES — 0.8%
Brazil — 0.1%
Banco do Brasil SA 6.25% due 04/15/2020(9)		240,000	238,752

France — 0.1%
BNP Paribas SA 6.63% due 03/25/2020*(9)		400,000	426,000
Societe Generale SA 8.00% due 03/29/2020*(9)		350,000	399,875

			825,875

Italy — 0.1%
UniCredit SpA 8.00% due 12/03/2019(9)		200,000	210,994

Netherlands — 0.1%
ING Groep NV 6.75% due 04/16/2020(9)		200,000	212,250

Spain — 0.2%
Banco Santander SA 4.75% due 12/19/2019(9)	EUR	400,000	444,362
CaixaBank SA 5.25% due 12/23/2019(9)	EUR	400,000	440,816

			885,178

Switzerland — 0.2%
Credit Suisse Group AG 7.25% due 03/12/2020*(9)		200,000	217,500
UBS Group AG Company Guar. Notes 7.00% due 01/31/2020*(9)		600,000	643,500

			861,000

Total Preferred Securities/Capital Securities (cost $3,117,906)			3,234,049

Total Long-Term Investment Securities (cost $358,319,521)			375,533,649

SHORT-TERM INVESTMENT SECURITIES — 1.6%
Commercial Paper — 0.3%
VW Credit, Inc. 2.64% due 03/30/2020*		1,150,000	1,139,769
Registered Investment Companies — 1.3%
State Street Institutional U.S. Government Money Market Fund, Administration Class 1.75%(11)		5,037,191	5,037,191
Total Short-Term Investment Securities (cost $6,174,972)			6,176,960

TOTAL INVESTMENTS (cost $364,494,493)		98.2%	381,710,609
Other assets less liabilities		1.8	6,987,066

NET ASSETS		100.0%	$388,697,675

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At October 31, 2019, the aggregate value of these securities was $58,978,178 representing 15.2% of net assets.

**	Denominated in United States dollars unless otherwise indicated.
†	Non-income producing security
(1)	Collateralized Loan Obligation
(2)	Collateralized Mortgage Obligation
(3)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(4)	Securities classified as Level 3 (see Note 1).
(5)	Security in default of interest.

(6)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of October 31, 2019, the Portfolio held the following restricted securities:

Description	Acquisition Date	Principal Amount	Acquisition Cost	Value	Value Per Par	% of Net Assets
Corporate Bonds & Notes
Petroleos de Venezuela SA 5.38% due 04/12/2027	10/23/2017	$390,000	$115,546	$23,400	$6.00	0.01%
Foreign Government Obligations
Republic of Venezuela
9.25% due 05/07/2028	8/1/2017	230,000	93,621	23,862	10.37	0.01%

				$47,262		0.02%

(7)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. The rate reflected is as of October 31, 2019.
(8)	Principal amount of security is adjusted for inflation.
(9)	Perpetual maturity—maturity date reflects the next call date.
(10)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(11)	The rate shown is the 7-day yield as of October 31, 2019.
(12)	Options—Purchased:

Over the Counter Purchased Call Options on Interest Rate Swap Contracts

Issue	Counterparty	Expiration Month	Strike Rate	Notional Amount (000’s)	Premiums Paid	Value at October 31, 2019	Unrealized Appreciation (Depreciation)
Call option to enter into an interest rate swap for the right to receive a fixed rate of 1.30% versus USD-LIBOR-BBA maturing on 3/13/2030	Barclays Bank PLC	March 2020	1.30%	$3,040	$28,500	$16,899	$(11,601)
Call option to enter into an interest rate swap for the right to receive a fixed rate of 1.42% versus USD-LIBOR-BBA maturing on 11/19/2029	Deutsche Bank AG	November 2019	1.42	2,230	32,112	2,026	(30,086)
Call option to enter into an interest rate swap for the right to receive a fixed rate of 1.59% versus USD-LIBOR-BBA maturing on 11/14/2029	UBS AG	November 2019	1.59	3,140	66,568	12,639	(53,929)
Call option to enter into an interest rate swap for the right to receive a fixed rate of 1.42% versus USD-LIBOR-BBA maturing on 11/19/2029	UBS AG	November 2019	1.42	910	14,924	459	(14,465)
Call option to enter into an interest rate swap for the right to receive a fixed rate of 1.27% versus USD-LIBOR-BBA maturing on 09/01/2030	UBS AG	August 2020	1.27	2,160	43,632	23,675	(19,957)
Call option to enter into an interest rate swap for the right to receive a fixed rate of 1.27% versus USD-LIBOR-BBA maturing on 09/01/2030	UBS AG	August 2020	1.27	1,010	20,301	11,070	(9,231)

					$206,037	$66,768	$(139,269)

BBA — British Banking Association

CLO — Collateralized Loan Obligation

LIBOR — London Interbank Offered Rate

REMIC — Real Estate Mortgage Investment Conduit

USAID — United States Agency for International Development

AUD — Australian Dollar

CAD — Canadian Dollar

DKK — Danish Krone

EUR — Euro Currency

GBP — British Pound

JPY — Japanese Yen

SEK — Swedish Krona

USD — U.S. Dollar

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at October 31, 2019 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML — 1 Month USD LIBOR

3 ML — 3 Month USD LIBOR

6 ML — 6 Month USD LIBOR

12 MTA — Federal Reserve 12-Month Treasury average Index

Over the Counter Written Call Options on Interest Rate Swap Contracts

Issue	Counterparty	Expiration Month	Strike Rate	Notional Amount (000’s)	Premiums Paid	Value at October 31, 2019	Unrealized Appreciation (Depreciation)
Call option to enter into an interest rate swap for the right to pay a fixed rate of 0.07% versus EUR-EURIBOR-Reutors maturing 09/16/2030	Bank of America N.A.	September 2020	0.07%	$890	$20,397	$15,043	$5,354
Call option to enter into an interest rate swap for the right to pay a fixed rate of 0.07% versus EUR-EURIBOR-Reutors maturing 09/16/2030	Bank of America N.A.	September 2020	0.07	880	20,168	14,874	5,294
Call option to enter into an interest rate swap for the right to pay a fixed rate of 0.07% versus EUR-EURIBOR-Reutors maturing 09/16/2030	Bank of America N.A.	September 2020	0.07	630	14,438	10,648	3,790
Call option to enter into an interest rate swap for the right to pay a fixed rate of 0.07% versus EUR-EURIBOR-Reutors maturing 09/16/2030	Bank of America N.A.	September 2020	0.07	790	25,303	13,353	11,950
Call option to enter into an interest rate swap for the right to pay a fixed rate of 0.07% versus EUR-EURIBOR-Reutors maturing 09/16/2030	Bank of America N.A.	September 2020	0.07	730	23,385	12,338	11,047
Call option to enter into an interest rate swap for the right to pay a fixed rate of 0.28% versus EUR-EURIBOR Reuters maturing on 03/13/2030	Barclays Bank PLC	March 2020	0.28	3,730	26,612	8,890	17,722
Call option to enter into an interest rate swap for the right to pay a fixed rate of 0.25% versus EUR-EURIBOR-Reuters maturing on 11/19/2029	Deutsche Bank AG	November 2019	0.25	2,690	29,894	215	29,679
Call option to enter into an interest rate swap for the right to pay a fixed rate of 0.07% versus EUR-EURIBOR-Reutors maturing 09/16/2030	Deutsche Bank AG	September 2020	0.07	1,690	36,299	28,564	7,735
Call option to enter into an interest rate swap for the right to pay a fixed rate of 0.07% versus EUR-EURIBOR-Reutors maturing 09/16/2030	Deutsche Bank AG	September 2020	0.07	1,590	34,151	26,874	7,277
Call option to enter into an interest rate swap for the right to pay a fixed rate of 0.09% versus EUR-EURIBOR-Reuters maturing on 11/14/2029	UBS AG	November 2019	0.09	3,810	72,976	1,968	71,008
Call option to enter into an interest rate swap for the right to pay a fixed rate of 0.25% versus EUR-EURIBOR-Reuters maturing on 11/19/2029	UBS AG	November 2019	0.25	1,120	20,621	90	20,531
Call option to enter into an interest rate swap for the right to pay a fixed rate of 0.26% versus EUR-EURIBOR-Reuters maturing on 08/31/2030	UBS AG	August 2020	0.26	2,610	41,679	14,344	27,335
Call option to enter into an interest rate swap for the right to pay a fixed rate of 0.26% versus EUR-EURIBOR-Reuters maturing on 08/31/2030	UBS AG	August 2020	0.26	1,220	20,023	6,705	13,318
Call option to enter into an interest rate swap for the right to pay a fixed rate of 0.07% versus EUR-EURIBOR-Reutors maturing 09/16/2030	UBS AG	September 2020	0.07	1,490	34,874	25,184	9,690
Call option to enter into an interest rate swap for the right to pay a fixed rate of 0.07% versus EUR-EURIBOR-Reutors maturing 09/16/2030	UBS AG	September 2020	0.07	850	28,040	14,367	13,673

					$448,860	$193,457	$255,403

Over the Counter Written Put Options on Interest Rate Swap Contracts

Issue	Counterparty	Expiration Month	Strike Rate	Notional Amount (000’s)	Premiums Paid	Value at October 31, 2019	Unrealized Appreciation (Depreciation)
Put option to enter into an interest rate swap for the right to receive a fixed rate of 0.07% versus EUR-EURIBOR-Reutors maturing 09/16/2030	Bank of America N.A.	September 2020	0.07%	$890	$17,431	$19,106	$(1,675)
Put option to enter into an interest rate swap for the right to receive a fixed rate of 0.07% versus EUR-EURIBOR-Reutors maturing 09/16/2030	Bank of America N.A.	September 2020	0.07	880	17,235	18,891	(1,656)
Put option to enter into an interest rate swap for the right to receive a fixed rate of 0.07% versus EUR-EURIBOR-Reutors maturing 09/16/2030	Bank of America N.A.	September 2020	0.07	630	12,363	13,525	(1,162)
Put option to enter into an interest rate swap for the right to receive a fixed rate of 0.07% versus EUR-EURIBOR-Reutors maturing 09/16/2030	Deutsche Bank AG	September 2020	0.07	1,590	34,151	34,134	17
Put option to enter into an interest rate swap for the right to receive a fixed rate of 0.07% versus EUR-EURIBOR-Reutors maturing 09/16/2030	Deutsche Bank AG	September 2020	0.07	1,690	36,299	36,280	19
Put option to enter into an interest rate swap for the right to receive a fixed rate of 0.07% versus EUR-EURIBOR-Reutors maturing 09/16/2030	UBS AG	September 2020	0.07	1,490	29,199	31,987	(2,788)
Put option to enter into an interest rate swap for the right to receive a fixed rate of 0.07% versus EUR-EURIBOR-Reutors maturing 09/16/2030	UBS AG	September 2020	0.07	850	10,288	18,248	(7,960)
Put option to enter into an interest rate swap for the right to receive a fixed rate of 0.07% versus EUR-EURIBOR-Reutors maturing 09/16/2030	Bank of America N.A.	September 2020	0.07	790	10,440	16,959	(6,519)
Put option to enter into an interest rate swap for the right to receive a fixed rate of 0.07% versus EUR-EURIBOR-Reutors maturing 09/16/2030	Bank of America N.A.	September 2020	0.07	730	9,672	15,671	(5,999)

					$177,078	$204,801	$(27,723)

EUR — Euro Dollar

EURIBOR — Euro Interbank Offered Rate

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
25	Long	3 Month SOFR	December 2019	$6,152,417	$6,155,938	$3,521
64	Long	30 Day Federal Funds	November 2019	26,199,429	26,245,433	46,004
1	Long	90 Day Euro Dollar	March 2020	245,421	245,975	554
5	Long	90 Day Euro Dollar	June 2020	1,228,254	1,231,125	2,871
2	Short	Euro-BTP	December 2019	325,066	322,255	2,811
8	Short	Euro-BUXL	December 2019	1,970,244	1,873,347	96,897
24	Short	Long GILT	December 2019	4,133,463	4,129,784	3,679
210	Long	U.S. Treasury 10 Year Notes	December 2019	27,322,319	27,362,344	40,025
146	Short	U.S. Treasury 10 Year Ultra Bonds	December 2019	21,160,168	20,747,969	412,199

						$608,561

						Unrealized (Depreciation)
71	Short	90 Day Euro Dollar	December 2019	$17,315,574	$17,418,075	(102,501)
27	Long	Australian 10 Year Bonds	December 2019	2,720,373	2,713,862	(6,511)
14	Long	Australian 3 Year Bonds	December 2019	1,116,008	1,113,403	(2,605)
24	Long	Euro-Bund	December 2019	4,719,725	4,597,533	(122,192)
43	Long	Euro-OAT	December 2019	8,175,939	8,075,149	(100,790)
78	Long	Euro-Schatz	December 2019	9,804,589	9,749,348	(55,241)
42	Short	U.S. Treasury 2 Year Notes	December 2019	9,041,401	9,055,266	(13,865)
33	Short	U.S. Treasury 5 Year Notes	December 2019	3,930,293	3,933,703	(3,410)
60	Long	U.S. Treasury Long Bonds	December 2019	9,988,528	9,682,500	(306,028)
17	Long	U.S. Treasury Ultra Long Bonds	December 2019	3,276,612	3,225,750	(50,862)

						$(764,005)

		Net Unrealized Appreciation (Depreciation)				$(155,444)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Morgan Stanley & Co.	AUD	1,149,429	USD	786,965	11/13/2019	$—	$(5,600)
	AUD	3,940,736	CAD	3,534,067	12/18/2019	—	(35,901)
	AUD	1,484,039	EUR	915,240	12/18/2019	—	(343)
	AUD	1,252,803	JPY	90,870,219	12/18/2019	—	(20,795)
	AUD	484,164	NZD	522,947	12/18/2019	1,407	—
	AUD	8,459,145	USD	5,762,940	12/18/2019	—	(75,237)
	BRL	23,444,349	USD	5,779,715	11/04/2019	—	(66,027)
	CAD	1,341,251	AUD	1,485,499	12/18/2019	6,661	—
	CAD	1,778,953	EUR	1,211,034	12/18/2019	3,816	—
	CAD	437,004	JPY	35,883,417	12/18/2019	1,352	—
	CAD	1,496,993	NOK	10,167,592	12/18/2019	—	(30,873)
	CAD	9,137,837	USD	6,911,216	12/18/2019	—	(28,248)
	CHF	670,362	AUD	999,853	12/18/2019	8,153	—
	CHF	6,542,543	EUR	5,974,789	12/18/2019	28,811	—
	CHF	659,316	JPY	72,618,350	12/18/2019	3,681	—
	CHF	4,841,805	USD	4,901,063	12/18/2019	—	(24,126)
	CLP	639,174,296	USD	883,729	12/24/2019	20,794	—
	CNH	22,945,633	USD	3,230,595	12/18/2019	—	(21,077)
	COP	14,049,631,301	USD	4,080,896	11/08/2019	—	(75,376)
	CZK	23,887,184	EUR	921,491	12/18/2019	—	(13,737)
	EUR	2,112,075	USD	2,322,417	11/27/2019	—	(36,678)
	EUR	5,016,111	CHF	5,457,530	12/18/2019	—	(60,031)
	EUR	781,790	CZK	20,143,494	12/18/2019	6,306	—
	EUR	1,219,966	HUF	405,149,374	12/18/2019	13,648	—
	EUR	1,523,702	JPY	181,277,070	12/18/2019	—	(21,192)
	EUR	600,169	MXN	12,816,595	12/18/2019	—	(9,607)
	EUR	6,633,779	NOK	66,355,500	12/18/2019	—	(203,454)
	EUR	614,980	NZD	1,072,742	12/18/2019	362	—
	EUR	4,719,341	PLN	20,553,635	12/18/2019	101,755	—
	EUR	613,732	RON	2,931,440	12/18/2019	775	—
	EUR	4,170,351	SEK	44,631,830	12/18/2019	—	(31,178)
	EUR	302,834	TRY	1,977,855	12/18/2019	2,923	—
	EUR	305,000	ZAR	4,958,452	12/18/2019	—	(14,986)
	EUR	8,407,640	USD	9,310,206	12/18/2019	—	(95,464)
	GBP	7,744,628	USD	9,583,179	12/04/2019	—	(458,196)
	GBP	514,630	EUR	595,948	12/18/2019	—	(927)
	GBP	1,804,424	USD	2,321,016	12/18/2019	—	(19,821)
	HUF	347,628,517	EUR	1,041,768	12/18/2019	—	(17,298)
	HUF	434,966,759	USD	1,465,356	12/18/2019	—	(14,521)
	ILS	2,420,758	EUR	622,874	12/18/2019	8,452	—
	ILS	14,520,424	USD	4,132,592	12/18/2019	3,606	—
	INR	191,662,578	USD	2,679,338	11/25/2019	—	(10,906)
	INR	25,171,665	USD	353,014	12/03/2019	39	—
	JPY	2,029,645,640	USD	18,919,858	11/14/2019	115,353	—
	JPY	71,891,309	CAD	879,879	12/18/2019	599	—
	JPY	72,123,322	CHF	663,137	12/18/2019	4,803	—
	JPY	361,955,071	EUR	3,014,933	12/18/2019	11,622	—
	JPY	72,043,311	NZD	1,063,762	12/18/2019	13,570	—
	JPY	433,895,082	USD	4,040,954	12/18/2019	11,703	—
	KRW	4,735,001,360	USD	3,978,021	11/25/2019	—	(69,482)
	MXN	107,081,523	USD	5,446,275	12/18/2019	—	(83,052)
	NOK	3,050,373	EUR	306,678	12/18/2019	11,279	—
	NOK	6,126,996	SEK	6,536,124	12/18/2019	12,198	—
	NOK	3,037,960	USD	339,900	12/18/2019	9,448	—
	NZD	1,059,402	CAD	890,033	12/18/2019	—	(3,874)
	NZD	535,350	CHF	330,704	12/18/2019	—	(7,117)
	NZD	517,899	GBP	256,941	12/18/2019	1,005	—
	NZD	532,772	JPY	36,110,190	12/18/2019	—	(6,534)
	NZD	8,838,090	USD	5,598,599	12/18/2019	—	(72,513)
	PEN	2,233,610	USD	668,249	11/06/2019	465	—
	PLN	10,297,582	EUR	2,381,291	12/18/2019	—	(32,127)
	PLN	1,342,871	HUF	102,107,857	12/18/2019	—	(4,188)
	PLN	2,599,645	USD	667,238	12/18/2019	—	(13,395)
	RON	2,782,343	USD	647,433	12/18/2019	—	(4,967)
	RUB	21,474,849	USD	333,107	11/07/2019	—	(1,698)
	SEK	6,603,594	USD	669,974	12/05/2019	—	(15,079)
	SEK	3,276,311	AUD	495,742	12/18/2019	1,956	—
	SEK	60,288,580	EUR	5,615,213	12/18/2019	21,880	—
	SEK	3,235,523	NOK	3,040,362	12/18/2019	—	(5,237)
	SEK	53,031,997	USD	5,480,704	12/18/2019	—	(25,717)
	SGD	4,534,416	USD	3,293,303	12/18/2019	—	(41,217)
	TRY	1,898,218	ZAR	4,946,939	12/18/2019	—	(2,485)
	TRY	18,917,937	USD	3,155,991	12/18/2019	—	(112,376)
	TWD	179,507,613	USD	5,891,235	11/21/2019	—	(9,333)
	USD	5,654,892	BRL	23,444,349	11/04/2019	190,851	—
	USD	2,007,221	PEN	6,792,244	11/06/2019	23,463	—
	USD	5,362,656	RUB	346,957,030	11/07/2019	46,602	—
	USD	3,124,442	COP	10,762,743,614	11/08/2019	59,476	—
	USD	321,821	AUD	467,429	11/13/2019	485	—
	USD	18,909,304	JPY	2,021,196,211	11/14/2019	—	(183,083)
	USD	299,102	CHF	292,175	11/20/2019	—	(2,583)
	USD	562,634	DKK	3,779,000	11/20/2019	2,142	—
	USD	332,989	TWD	10,164,503	11/21/2019	1,126	—
	USD	4,058,201	INR	288,762,788	11/25/2019	—	(5,025)
	USD	3,191,951	KRW	3,795,524,168	11/25/2019	52,482	—
	USD	15,222,141	EUR	13,782,718	11/27/2019	172,555	—
	USD	2,761,477	BRL	11,031,473	12/03/2019	—	(15,886)
	USD	331,194	INR	23,560,725	12/03/2019	—	(809)
	USD	814,199	GBP	632,530	12/04/2019	5,914	—
	USD	5,997,679	AUD	8,785,651	12/18/2019	65,840	—
	USD	4,439,852	CAD	5,860,588	12/18/2019	10,801	—
	USD	5,018,948	CHF	4,943,138	12/18/2019	9,318	—
	USD	1,472,585	CNH	10,448,527	12/18/2019	8,096	—
	USD	3,234,881	CZK	75,025,829	12/18/2019	46,084	—
	USD	8,826,666	EUR	7,929,431	12/18/2019	44,029	—
	USD	4,022,724	GBP	3,177,936	12/18/2019	99,938	—
	USD	2,437,721	HUF	725,496,731	12/18/2019	30,620	—
	USD	332,921	ILS	1,174,844	12/18/2019	1,155	—
	USD	7,321,386	JPY	782,574,187	12/18/2019	—	(54,220)
	USD	6,700,804	MXN	132,121,673	12/18/2019	121,511	—
	USD	1,004,794	NOK	9,067,947	12/18/2019	—	(18,433)
	USD	1,901,784	NZD	2,967,099	12/18/2019	2,107	—
	USD	2,978,947	PLN	11,688,492	12/18/2019	81,308	—
	USD	2,347,829	SEK	22,664,823	12/18/2019	5,506	—
	USD	1,344,082	SGD	1,854,716	12/18/2019	19,840	—
	USD	4,384,353	TRY	25,701,236	12/18/2019	55,934	—
	USD	4,542,070	ZAR	68,102,821	12/18/2019	—	(61,550)
	USD	647,828	CLP	470,379,403	12/24/2019	—	(12,779)
	ZAR	67,364,426	USD	4,456,963	12/18/2019	25,023	—

Net Unrealized Appreciation/(Depreciation)						$1,610,628	$(2,256,358)

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

CHF — Swiss Franc

CLP — Chilean Peso

CNH— Yuan Renminbi Offshore

COP — Colombian Peso

CZK — Czech Koruna

DKK — Danish Krone

EUR — Euro Currency

GBP — British Pound Sterling

HUF —Hungarian Forint

ILS — Israeli New Shekel

INR — Indian Rupee

JPY — Japanese Yen

KRW —South Korean Won

MXN — Mexican Peso

NOK — Norwegian Krone

NZD — New Zealand Dollar

PEN — Peruvian Sol

PLN — Polish Zloty

RON — Romanian Leu

RUB — New Russian Ruble

SEK — Swedish Krona

SGD — Singapore Dollar

TRY — Turkish Lira

TWD — New Taiwan Dollar

USD — United States Dollar

ZAR — South African Rand

Centrally Cleared Interest Rate Swaps

			Rates Exchanged		Value
	Notional Amount (000’s)	Maturity Date	Payments Received by the Portfolio/Freqency	Payments Made by the Portfolio/Frequency	Upfront Payments Made (Received) by the Portfolio	Unrealized Appreciation (Depreciation)
USD	11,620	9/15/2021	1.287%/Annually	Less than 1 month FEDL/Annually	$1,270	$11,399
MXN	40,540	12/15/2021	6.750%/Monthly	1 month TIIE/Monthly	13,354	4,204
CAD	31,830	12/18/2021	2.250%/Semi-annually	3 month CDOR/Semi-annually	160,967	54,811
USD	18,500	12/18/2021	3 month USD-LIBOR/Quarterly	1.500%/Semi-annually	(23,666)	31,299
BRL	3,610	1/3/2022	5.440%/Monthly	Less than 1 month BRCDI/Monthly	4,551	4,504
BRL	6,010	1/2/2023	6.660%/Monthly	1 month BRL-LIBOR/Monthly	15,718	38,216
GBP	2,240	8/1/2023	1.100%/Annually	6 month SONIA/Annually	47,141	15,445
USD	5,000	7/25/2024	3 month USD-LIBOR/Quarterly	1 month USD-LIBOR+0.09%/Quarterly	—	1,222
EUR	2,170	12/18/2024	6 month EURIBOR/Semi-annually	0.250%/Annually	(81,466)	18,966
GBP	2,530	12/18/2024	0.500%/Semi-annually	6 month GBP-LIBOR/Semi-annually	(46,415)	7,005
USD	13,780	12/18/2024	3 month USD-LIBOR/Quarterly	1.500%/Semi-annually	(37,762)	19,173
USD	7,810	6/30/2026	Less than 1 month FEDL/Annually	0.971%/Annually	119,965	18,886
CHF	5,900	8/7/2028	1.050%/Annually	6 month CHF-LIBOR/Semi-annually	154,758	199,068
EUR	3,830	2/12/2029	1.200%/Annually	6 month EURIBOR/Semi-annually	122,117	94,839
USD	4,270	2/12/2029	2.800%/Semi-annually	3 month USD-LIBOR/Quarterly	87,972	133,303
USD	3,810	5/15/2029	1.295%/Semi-annually	3 month USD-LIBOR/Quarterly	(137,156)	43,558
CAD	8,920	6/19/2029	3.000%/Semi-annually	3 month CDOR/Semi-annually	330,736	6,057
CHF	3,590	6/19/2029	1.000%/Annually	6 month CHF-LIBOR/Semi-annually	173,487	10,624
USD	12,470	8/2/2029	2.013%/Semi-annually	3 month USD-LIBOR/Quarterly	147,493	164,125
CNY	21,840	12/18/2029	3 month CNY-LIBOR/Quarterly	3.000%/Quarterly	(3,241)	385
EUR	5,170	12/18/2029	6 month EURIBOR/Semi-annually	0.750%/Annually	(514,673)	91,376
NOK	46,560	12/18/2029	6 month NIBOR/Semi-annually	1.750%/Annually	(15,569)	60,888
SEK	48,590	12/18/2029	3 month STIBOR/Quarterly	0.400%/Annually	19,543	5,042
AUD	4,970	3/19/2030	6 month BBSW/Semi-annually	1.750%/Semi-annually	(51,496)	31,203
JPY	492,360	3/19/2030	0.250%/Semi-annually	6 month JPY-LIBOR/Semi-annually	19,390	8,480
NOK	7,940	3/19/2030	2.000%/Annually	6 month NIBOR/Semi-annually	2,442	2,364
NZD	3,950	3/19/2030	3 month NZDBB/Quarterly	1.750%/Semi-annually	(9,708)	15,489
JPY	42,530	6/14/2038	1.250%/Semi-annually	6 month JPY-LIBOR/Semi-annually	33,467	1,713
USD	600	6/20/2039	3 month USD-LIBOR/Quarterly	3.000%/Semi-annually	(51,722)	791
EUR	1,180	12/18/2049	6 month EURIBOR/Semi-annually	1.250%/Annually	(350,935)	36,022

					$130,562	$1,130,457

			Rates Exchanged		Value
	Notional Amount (000’s)	Maturity Date	Payments Received by the Portfolio/Freqency	Payments Made by the Portfolio/Frequency	Upfront Payments Made (Received) by the Portfolio	Gross Unrealized (Depreciation)
GBP	48,300	11/7/2019	Less than 1 month SONIA/Maturity	0.727%/Maturity	$17	$(2,607)
BRL	3	1/2/2020	Less than 1 month BZDIO/Maturity	7.250%/Maturity	(2)	(8)
MXN	60,975	3/18/2020	1 month TIIE/Monthly	8.360%/Monthly	(600)	(10,107)
KRW	13,249,810	12/18/2021	1.250%/Quarterly	3 month KRW-LIBOR/Quarterly	26,310	(45,217)
USD	2,400	12/18/2021	3 month USD-LIBOR/Quarterly	1.750%/Semi-annually	(10,490)	(334)
ZAR	37,820	3/18/2022	6.750%/Quarterly	3 month JIBAR/Quarterly	8,326	(7,821)
USD	20	6/21/2024	3 month USD-LIBOR/Quarterly	1.500%/Semi-annually	901	(910)
AUD	5,910	12/18/2024	1.250%/Semi-annually	6 month BBSW/Semi-annually	61,706	(14,470)
CAD	14,490	12/18/2024	2.250%/Semi-annually	3 month CDOR/Semi-annually	260,946	(376)
PLN	13,940	12/18/2024	6 month WIBOR/Semi-annually	1.860%/Annually	(12,321)	(7,880)
EUR	4,990	8/3/2028	6 month EURIBOR/Semi-annually	0.300%/Annually	(45,198)	(969)
GBP	5,690	2/12/2029	6 month GBP-LIBOR/Semi-annually	1.500%/Semi-annually	(116,693)	(114,901)
USD	6,580	6/19/2029	3 month USD-LIBOR/Quarterly	3.000%/Semi-annually	(388,478)	(2,108)
AUD	12,860	12/18/2029	1.250%/Semi-annually	6 month BBSW/Semi-annually	(4,399)	(35,945)
CAD	6,930	12/18/2029	2.500%/Semi-annually	3 month CDOR/Semi-annually	382,807	(62,419)
GBP	2,990	12/18/2029	6 month GBP-LIBOR/Semi-annually	1.500%/Semi-annually	(226,030)	(32,074)
EUR	1,140	9/16/2030	6 month EURIBOR/Semi-annually	0.002%/Annually	20,134	(6,885)
GBP	470	12/18/2034	6 month GBP-LIBOR/Semi-annually	1.750%/Semi-annually	(70,447)	(5,442)
EUR	2,020	12/18/2039	0.250%/Annually	6 month EURIBOR/Semi-annually	(17,623)	(49,413)
USD	4,290	5/15/2045	3 month USD-LIBOR/Quarterly	1.485%/Semi-annually	374,791	(110,644)
GBP	320	12/18/2049	6 month GBP-LIBOR/Semi-annually	1.750%/Semi-annually	(89,221)	(5,833)
USD	3,390	8/2/2052	3 month USD-LIBOR/Quarterly	2.230%/Semi-annually	(141,900)	(181,720)

					$12,536	$(698,083)

Net Unrealized Appreciation/(Depreciation)					$143,098	$432,374

BBSW — Bank Bill Swap Reference Rate

BRCDI — Brazilian Interbank Certificate of Deposit

BZDIO — Brazil Deposit Interbank Overnight

CDOR — Canadian Dollar Offered Rate

EURIBOR — Euro Interbank Offered Rate

FEDL — US Federal Funds Effective Rate

JIBAR — Johannesburg Interbank Average Rate

LIBOR — London Interbank Offered Rate

NIBOR — Norwegian Interbank Offered Rate

NZDBB — New Zealand Bank Dollar Bill

SONIA — Sterling Overnight Index Average

STIBOR — Stockholm Interbank Offered Rate

TIIE — Interbank Equilibrium Interest Rate

WIBOR — Warsaw Interbank Offered Rate

Over the Counter Credit Default Swaps on Sovereign Issues—Buy Protection (1)

							Value(5)
Reference Obligation	Fixed Deal (Pay) Rate	Frequency	Maturity Date	Counterparty	Implied Credit Spread at October 31, 2019 (3)	Notional Amount (4) (000’s)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
People’s Republic of China 7.50% due 10/28/2027	(1.000)%	Quarterly	6/20/2021	Citibank, N.A.	0.677%	$12,180	$8,968	$(194,566)
People’s Republic of China 7.50% due 10/28/2027	(1.000)%	Quarterly	6/20/2021	Deutsche Bank AG	0.677%	240	186	(3,843)
People’s Republic of China 7.50% due 10/28/2027	(1.000)%	Quarterly	6/20/2021	JPMorgan Chase Bank, N.A.	0.677%	80	59	(1,278)
People’s Republic of China 7.50% due 10/28/2027	(1.000)%	Quarterly	6/20/2021	Morgan Stanley & Co. International PLC	0.677%	11,780	9,113	(188,615)

Total							$18,326	$(388,302)

Over the Counter Credit Default Swaps on Sovereign Issues—Sell Protection (1)

							Value(5)
Reference Obligation	Fixed Deal Receive Rate	Frequency	Maturity Date	Counterparty	Implied Credit Spread at October 31, 2019 (3)	Notional Amount (4)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
People’s Republic of China 7.50% due 10/28/2027	1.000%	Quarterly	12/20/2023	Morgan Stanley & Co. International PLC	0.2806%	$1,120	$22,761	$9,797

Centrally Cleared Credit Default Swaps on Credit Indices—Buy Protection (1)
						Value(5)
Reference Obligation	Fixed Deal (Pay) Rate	Frequency	Maturity Date	Implied Credit Spread at October 31, 2019 (3)	Notional Amount (4) (000’s)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
iTraxx Europe Index	(1.000)%	Quarterly	12/20/2024	0.5175%	$3,300	$(92,742)	$1,443

Centrally Cleared Credit Default Swaps on Credit Indices—Sell Protection (2)
						Value(5)
Reference Obligation	Fixed Deal Receive Rate	Frequency	Maturity Date	Implied Credit Spread at October 31, 2019 (3)	Notional Amount (4) (000’s)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
CDX North American Investment Grade Index	1.000%	Quarterly	6/20/2024	0.4801%	$5,065	$109,048	$7,913
CDX North American Investment Grade Index	1.000%	Quarterly	12/20/2024	0.5513%	6,700	129,118	17,216
iTraxx Europe Index	5.000%	Quarterly	12/20/2024	2.4000%	480	62,439	3,603
iTraxx Europe Index	1.000%	Quarterly	12/20/2029	0.9593%	4,550	20,493	(784)

Total						$321,098	$27,948

Centrally Cleared Credit Default Swaps on Sovereign Issues—Sell Protection (2)

						Value(5)
Reference Obligation	Fixed Deal Receive Rate	Frequency	Maturity Date	Implied Credit Spread at October 31, 2019 (3)	Notional Amount (4) (000’s)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Federative Republic of Brazil 4.25% due 01/07/2025	1.000%	Quarterly	6/20/2020	0.3860%	$200	$653	$134
People’s Republic of China 7.50% due 10/28/2027	1.000%	Quarterly	6/20/2022	0.1376%	2,470	47,601	8,023
Republic of Indonesia 5.88% due 03/13/2020	1.000%	Quarterly	6/20/2024	0.6891%	1,220	7,381	9,558
State of Qatar 9.75% due 06/15/2030	1.000%	Quarterly	6/20/2024	0.4062%	150	3,016	994
State of Qatar 9.75% due 06/15/2030	1.000%	Quarterly	12/20/2024	0.4613%	70	1,513	358

Total						$60,164	$19,067

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(4)

The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Industry Allocation*
Sovereign	43.9%
United States Treasury Notes	13.3
United States Treasury Bonds	7.7
Banks-Special Purpose	5.9
Diversified Financial Services	5.5
Diversified Banking Institutions	3.8
Banks-Commercial	3.5
Registered Investment Companies	1.3
Municipal Bonds & Notes	1.2
Regional Authority	1.1
Real Estate Investment Trusts	0.9
Medical-Drugs	0.6
Federal Home Loan Bank	0.6
Data Processing/Management	0.6
Pipelines	0.6
Telephone-Integrated	0.5
Federal National Mtg. Assoc.	0.5
SupraNational Banks	0.5
Brewery	0.5
Cable/Satellite TV	0.4
Cellular Telecom	0.4
Diagnostic Equipment	0.4
Oil Companies-Exploration & Production	0.3
Water	0.3
Aerospace/Defense-Equipment	0.3
Electronic Components-Semiconductors	0.3
Commercial Paper	0.3
Agricultural Chemicals	0.3
Tobacco	0.2
Federal Home Loan Mtg. Corp.	0.2
Medical Products	0.2
Retail-Discount	0.2
Semiconductor Components-Integrated Circuits	0.2
Real Estate Operations & Development	0.2
Airport Development/Maintenance	0.1
Investment Companies	0.1
Chemicals-Diversified	0.1
Oil Companies-Integrated	0.1
Containers-Paper/Plastic	0.1
Retail-Restaurants	0.1
Dialysis Centers	0.1
Computers	0.1
Veterinary Diagnostics	0.1
Commercial Services-Finance	0.1
Financial Guarantee Insurance	0.1
Pharmacy Services	0.1
Finance-Leasing Companies	0.1
Medical-Hospitals	0.1
Building Societies	0.1

98.2%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2019 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed Securities:
United States	$—	$10,657,810	$850,000	$11,507,810
Other Countries	—	9,797,557	—	9,797,557
Corporate Bonds & Notes	—	82,744,525	—	82,744,525
Foreign Government Obligations	—	176,718,122	—	176,718,122
Municipal Bonds & Notes	—	4,555,828	—	4,555,828
U.S. Government Agencies	—	5,204,029	—	5,204,029
U.S. Government Treasuries	—	81,704,961	—	81,704,961
Options-Purchased	—	66,768	—	66,768
Preferred Securities/Capital Securities	—	3,234,049	—	3,234,049
Short-Term Investment Securities:
Commercial Paper	—	1,139,769	—	1,139,769
Registered Invesment Companies	5,037,191	—	—	5,037,191

Total Investments at Value	$5,037,191	$375,823,418	$850,000	$381,710,609

Other Financial Instruments:+
Over the Counter Written Call Options on Interest Rate Swap Contracts	$—	$255,403	$—	$255,403
Over the Counter Written Put Options on Interest Rate Swap Contracts	—	36	—	36
Futures Contracts	608,561	—	—	608,561
Forward Foreign Currency Contracts	—	1,610,628	—	1,610,628
Centrally Cleared Interest Rate Swap Contracts	—	1,130,457	—	1,130,457
Over the Counter Credit Default Swaps on Sovereign Issues - Sell Protection	—	9,797	—	9,797
Centrally Cleared Credit Default Swaps on Credit Indices - Buy Protection	—	1,443	—	1,443
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection	—	28,732	—	28,732
Centrally Cleared Credit Default Swaps on Sovereign Issues - Sell Protection	—	19,067	—	19,067

Total Other Financial Instruments	$608,561	$3,055,563	$—	$3,664,124

LIABILITIES:
Other Financial Instruments:+
Over the Counter Written Put Options on Interest Rate Swap Contracts	$—	$27,759	$—	$27,759
Futures Contracts	764,005	—	—	764,005
Forward Foreign Currency Contracts	—	2,256,358	—	2,256,358
Centrally Cleared Interest Rate Swap Contracts	—	698,083	—	698,083
Over the Counter Credit Default Swaps on Sovereign Issues - Buy Protection	—	388,302	—	388,302
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection	—	784	—	784

Total Other Financial Instruments	$764,005	$3,371,286	$—	$4,135,291

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio. There were no Level 3 transfers during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Goldman Sachs Multi-Asset Insights Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2019 —

(unaudited)

Security Description	Shares	Value (Note 1)
COMMON STOCKS — 63.6%
Aerospace/Defense — 0.1%
Boeing Co.	69	$23,454

Aerospace/Defense-Equipment — 0.4%
Airbus SE	115	16,471
HEICO Corp.	871	107,429
L3Harris Technologies, Inc.	19	3,920
Safran SA	44	6,961
Sumitomo Precision Products Co., Ltd.†	100	3,283

		138,064

Agricultural Chemicals — 0.1%
CF Industries Holdings, Inc.	890	40,362

Agricultural Operations — 0.1%
Bunge, Ltd.	331	17,874

Airlines — 1.2%
Copa Holdings SA, Class A	120	12,209
Delta Air Lines, Inc.	2,397	132,027
International Consolidated Airlines Group SA	3,326	22,886
JetBlue Airways Corp.†	4,630	89,359
Qantas Airways, Ltd.	921	4,069
Southwest Airlines Co.	1,707	95,814

		356,364

Apparel Manufacturers — 0.4%
Kering SA	221	125,755

Applications Software — 2.2%
HubSpot, Inc.†	46	7,134
Intuit, Inc.	504	129,780
Microsoft Corp.	2,703	387,529
OBIC Business Consultants Co., Ltd.	900	36,462
ServiceNow, Inc.†	518	128,081

		688,986

Auto-Cars/Light Trucks — 0.7%
Fiat Chrysler Automobiles NV	8,418	130,765
Mazda Motor Corp.	2,500	23,266
Peugeot SA	275	6,962
Subaru Corp.	1,700	49,163

		210,156

Auto-Heavy Duty Trucks — 0.1%
PACCAR, Inc.	235	17,874

Auto/Truck Parts & Equipment-Original — 0.1%
Allison Transmission Holdings, Inc.	346	15,089

Banks-Commercial — 2.8%
Banco Bilbao Vizcaya Argentaria SA	6,642	34,987
Citizens Financial Group, Inc.	3,592	126,295
DNB ASA	2,983	54,203
Hilltop Holdings, Inc.	4,819	112,572
International Bancshares Corp.	454	18,596
Intesa Sanpaolo SpA	3,312	8,296
PacWest Bancorp	303	11,208
Popular, Inc.	2,087	113,658
Signature Bank	953	112,759
SVB Financial Group†	174	38,537
Texas Capital Bancshares, Inc.†	693	37,464
Western Alliance Bancorp	2,024	99,844
Zions Bancorp NA	1,756	85,113

		853,532

Banks-Fiduciary — 0.1%
State Street Corp.	533	35,215

Banks-Super Regional — 0.4%
Comerica, Inc.	124	8,112
Fifth Third Bancorp	4,251	123,619

		131,731

Beverages-Non-alcoholic — 0.7%
Coca-Cola Consolidated, Inc.	369	101,239
Monster Beverage Corp.†	1,790	100,473

		201,712

Beverages-Wine/Spirits — 0.5%
Diageo PLC	3,852	157,899

Building & Construction Products-Misc. — 0.4%
LIXIL Group Corp.	6,900	129,451

Building Products-Air & Heating — 0.4%
Johnson Controls International PLC	3,127	135,493

Building Products-Cement — 0.8%
Continental Building Products, Inc.†	877	26,231
HeidelbergCement AG	1,185	88,047
LafargeHolcim, Ltd.	1,875	96,706
Martin Marietta Materials, Inc.	95	24,881

		235,865

Building-Heavy Construction — 0.2%
ACS Actividades de Construccion y Servicios SA	1,539	62,461

Building-Residential/Commercial — 1.0%
D.R. Horton, Inc.	2,358	123,488
Daiwa House Industry Co., Ltd.	800	27,669
Kaufman & Broad SA	1,167	44,487
Persimmon PLC	246	7,256
Sekisui House, Ltd.	5,100	110,605

		313,505

Cable/Satellite TV — 0.1%
Liberty Global PLC, Class C†	989	23,607

Chemicals-Diversified — 0.2%
Covestro AG*	517	24,823
Dow, Inc.	536	27,063

		51,886

Chemicals-Specialty — 0.0%
Ecolab, Inc.	75	14,405

Coatings/Paint — 1.1%
Akzo Nobel NV	1,340	123,371
Axalta Coating Systems, Ltd.†	1,742	51,372
Sherwin-Williams Co.	270	154,526

		329,269

Commercial Services — 0.6%
Cintas Corp.	268	72,003
CoStar Group, Inc.†	211	115,949

		187,952

Commercial Services-Finance — 0.9%
Experian PLC	2,013	63,311
PayPal Holdings, Inc.†	1,701	177,074
S&P Global, Inc.	104	26,831

		267,216

Computer Aided Design — 0.2%
Cadence Design Systems, Inc.†	971	63,455

Computer Services — 1.4%
CACI International, Inc., Class A†	553	123,734
Fujitsu, Ltd.	1,600	142,546
Nomura Research Institute, Ltd.	2,000	42,800
NTT Data Corp.	5,500	72,933
Perspecta, Inc.	2,139	56,769

		438,782

Computer Software — 0.1%
Citrix Systems, Inc.	420	45,721

Computers — 1.9%
Apple, Inc.	2,370	589,561

Computers-Integrated Systems — 0.1%
NS Solutions Corp.	500	17,154

Cosmetics & Toiletries — 0.7%
Estee Lauder Cos., Inc., Class A	715	133,183
Kao Corp.	800	64,776
Unilever PLC ADR	396	23,804

		221,763

Dental Supplies & Equipment — 0.8%
Align Technology, Inc.†	433	109,241
DENTSPLY SIRONA, Inc.	2,260	123,803

		233,044

Disposable Medical Products — 0.3%
STERIS PLC	723	102,355

Distribution/Wholesale — 0.9%
D’Ieteren SA	2,395	151,187
Ferguson PLC	91	7,763
HD Supply Holdings, Inc.†	2,852	112,768

		271,718

Diversified Banking Institutions — 0.9%
BNP Paribas SA	3,014	157,352
Mitsubishi UFJ Financial Group, Inc.	1,400	7,387
UBS Group AG	9,651	113,875

		278,614

Diversified Operations — 0.1%
CK Hutchison Holdings, Ltd.	1,000	9,252
Swire Pacific, Ltd., Class B	10,000	14,804

		24,056

E-Commerce/Products — 1.4%
Amazon.com, Inc.†	240	426,398

E-Commerce/Services — 0.5%
Booking Holdings, Inc.†	76	155,707

Electric-Integrated — 2.2%
AES Corp.	6,858	116,929
Ameren Corp.	135	10,489
CLP Holdings, Ltd.	500	5,191
CMS Energy Corp.	587	37,521
DTE Energy Co.	658	83,776
Enel SpA	8,226	63,671
Exelon Corp.	3,068	139,563
FirstEnergy Corp.	2,471	119,399
Kansai Electric Power Co., Inc.	200	2,342
PPL Corp.	3,126	104,690
Tohoku Electric Power Co., Inc.	300	3,095

		686,666

Electronic Components-Misc. — 0.4%
Jabil, Inc.	398	14,654
Kyocera Corp.	200	13,227
TDK Corp.	1,100	110,316

		138,197

Electronic Components-Semiconductors — 0.6%
Cree, Inc.†	1,556	74,268
Dialog Semiconductor PLC†	2,489	111,622

		185,890

Electronic Measurement Instruments — 0.6%
Halma PLC	839	20,361
Keysight Technologies, Inc.†	1,308	131,990
National Instruments Corp.	57	2,359
Tokyo Seimitsu Co., Ltd.	900	29,253

		183,963

Enterprise Software/Service — 0.3%
Oracle Corp.	1,882	102,550

Entertainment Software — 0.9%
DeNA Co., Ltd.	6,300	107,752
Konami Holdings Corp.	2,500	110,427
Take-Two Interactive Software, Inc.†	203	24,431
Zynga, Inc., Class A†	4,332	26,728

		269,338

Finance-Auto Loans — 0.4%
Ally Financial, Inc.	3,743	114,648

Finance-Consumer Loans — 0.4%
Synchrony Financial	3,804	134,548

Finance-Credit Card — 0.5%
Visa, Inc., Class A	787	140,763

Finance-Leasing Companies — 0.1%
NEC Capital Solutions, Ltd.	900	19,177

Food-Retail — 0.4%
Woolworths Group, Ltd.	5,141	132,260

Food-Wholesale/Distribution — 0.2%
US Foods Holding Corp.†	1,460	57,918

Funeral Services & Related Items — 0.0%
San Holdings, Inc.	200	2,093

Gas-Distribution — 0.0%
Towngas China Co., Ltd.	10,000	7,721

Human Resources — 0.2%
Adecco Group AG	823	48,788

Industrial Gases — 0.5%
Air Liquide SA	1,123	149,171

Instruments-Controls — 0.7%
Mettler-Toledo International, Inc.†	182	128,299
Watts Water Technologies, Inc., Class A	846	78,890

		207,189

Insurance-Life/Health — 2.2%
AIA Group, Ltd.	12,600	126,145
American Equity Investment Life Holding Co.	4,857	119,871
Athene Holding, Ltd., Class A†	1,899	82,322
Aviva PLC	2,844	15,296
AXA Equitable Holdings, Inc.	5,561	120,117
Swiss Life Holding AG	263	131,487
Unum Group	2,960	81,518

		676,756

Insurance-Multi-line — 0.2%
Allianz SE	12	2,931
Voya Financial, Inc.	1,301	70,202

		73,133

Insurance-Property/Casualty — 0.4%
Insurance Australia Group, Ltd.	430	2,353
Progressive Corp.	1,598	111,381

		113,734

Insurance-Reinsurance — 1.0%
Argo Group International Holdings, Ltd.	82	5,074
Muenchener Rueckversicherungs-Gesellschaft AG	516	143,298
SCOR SE	574	24,186
Swiss Re AG	1,239	129,740

		302,298

Internet Connectivity Services — 0.3%
Cogent Communications Holdings, Inc.	1,486	87,139

Internet Content-Entertainment — 1.0%
Facebook, Inc., Class A†	1,639	314,114

Investment Management/Advisor Services — 0.0%
Value Partners Group, Ltd.	7,000	3,698

Machinery-Construction & Mining — 0.0%
Caterpillar, Inc.	37	5,099

Machinery-Electrical — 0.3%
Hitachi, Ltd.	2,700	101,734

Machinery-General Industrial — 0.0%
Atlas Copco AB, Class A	84	2,967

Medical Labs & Testing Services — 0.5%
IQVIA Holdings, Inc.†	278	40,149
Lonza Group AG	325	116,954

		157,103

Medical Products — 1.1%
Becton Dickinson and Co.	573	146,688
GN Store Nord A/S	1,008	44,300
Smith & Nephew PLC	2,056	44,010
Sonova Holding AG	508	116,379

		351,377

Medical-Biomedical/Gene — 1.5%
Alexion Pharmaceuticals, Inc.†	1,036	109,194
Biogen, Inc.†	368	109,925
BioMarin Pharmaceutical, Inc.†	45	3,295
Gilead Sciences, Inc.	2,227	141,882
Incyte Corp.†	1,225	102,802

		467,098

Medical-Drugs — 2.9%
AbbVie, Inc.	2,276	181,056
Bayer AG	2,150	166,845
Bristol-Myers Squibb Co.	823	47,216
Merck KGaA	329	39,225
Novartis AG	1,099	95,908
Novo Nordisk A/S, Class B	538	29,382
Roche Holding AG	751	225,947
Shionogi & Co., Ltd.	1,900	114,679
UCB SA	106	8,543

		908,801

Medical-Generic Drugs — 0.4%
Mylan NV†	6,558	125,586

Medical-HMO — 0.6%
Anthem, Inc.	577	155,259
Centene Corp.†	431	22,878

		178,137

Medical-Hospitals — 0.7%
HCA Healthcare, Inc.	1,094	146,093
Universal Health Services, Inc., Class B	542	74,503

		220,596

Medical-Wholesale Drug Distribution — 0.1%
McKesson Corp.	297	39,501

Metal-Aluminum — 0.4%
Alcoa Corp.†	5,590	116,216

Metal-Diversified — 0.2%
Boliden AB	1,190	32,000
Rio Tinto PLC ADR	775	40,308

		72,308

Oil Companies-Exploration & Production — 0.4%
ConocoPhillips	2,502	138,110

Oil Companies-Integrated — 0.9%
BP PLC ADR	1,821	69,034
OMV AG	69	4,026
Royal Dutch Shell PLC, Class A	3,888	112,895
Royal Dutch Shell PLC, Class B ADR	1,791	104,398

		290,353

Oil Refining & Marketing — 2.0%
CVR Energy, Inc.	2,650	125,663
HollyFrontier Corp.	2,495	137,075
Idemitsu Kosan Co., Ltd.	4,300	127,618
JXTG Holdings, Inc.	27,000	127,362
Valero Energy Corp.	976	94,653

		612,371

Oil-Field Services — 0.1%
TechnipFMC PLC	2,019	39,835

Power Converter/Supply Equipment — 0.5%
Schneider Electric SE	1,580	146,719

Printing-Commercial — 0.6%
Dai Nippon Printing Co., Ltd.	4,600	123,871
Toppan Printing Co., Ltd.	3,300	61,453

		185,324

Publishing-Newspapers — 0.4%
New York Times Co., Class A	1,521	46,999
News Corp., Class A	6,624	90,815

		137,814

Publishing-Periodicals — 0.3%
Wolters Kluwer NV	1,125	82,836

Real Estate Investment Trusts — 2.7%
Camden Property Trust	21	2,402
CubeSmart	678	21,493
Duke Realty Corp.	3,554	124,888
Equity LifeStyle Properties, Inc.	1,758	122,954
Extra Space Storage, Inc.	437	49,062
First Industrial Realty Trust, Inc.	1,376	57,943
Invitation Homes, Inc.	4,098	126,177
Prologis, Inc.	1,639	143,839
Public Storage	365	81,344
Sun Communities, Inc.	632	102,795

		832,897

Real Estate Operations & Development — 0.1%
CK Asset Holdings, Ltd.	3,000	20,942
Kerry Properties, Ltd.	2,000	6,483
Mitsui Fudosan Co., Ltd.	600	15,451

		42,876

Retail-Apparel/Shoe — 0.1%
L Brands, Inc.	2,589	44,117

Retail-Automobile — 0.2%
AutoNation, Inc.†	1,138	57,867
CarMax, Inc.†	124	11,553

		69,420

Retail-Building Products — 0.5%
Home Depot, Inc.	341	79,992
Wesfarmers, Ltd.	2,768	75,867

		155,859

Retail-Discount — 0.6%
Costco Wholesale Corp.	574	170,541

Retail-Drug Store — 0.9%
Sundrug Co., Ltd.	3,800	126,502
Walgreens Boots Alliance, Inc.	2,514	137,717

		264,219

Retail-Regional Department Stores — 0.4%
Macy’s, Inc.	7,812	118,430

Retail-Restaurants — 1.2%
Starbucks Corp.	1,846	156,098
Wingstop, Inc.	1,136	94,776
Yum! Brands, Inc.	1,111	113,000

		363,874

Security Services — 0.2%
Secom Co., Ltd.	800	74,562

Semiconductor Components-Integrated Circuits — 0.3%
Analog Devices, Inc.	867	92,448

Semiconductor Equipment — 0.0%
ASM International NV	71	7,132

Soap & Cleaning Preparation — 0.4%
Henkel AG & Co. KGaA	64	6,164
Henkel AG & Co. KGaA (Preference Shares)	1,085	112,757

		118,921

Telecom Equipment-Fiber Optics — 0.1%
Ciena Corp.†	571	21,196

Telecom Services — 0.0%
CITIC Telecom International Holdings, Ltd,	33,000	12,550

Telephone-Integrated — 0.4%
Nippon Telegraph & Telephone Corp.	1,000	49,782
SoftBank Group Corp.	1,900	73,720

		123,502

Theaters — 0.3%
Cinemark Holdings, Inc.	2,282	83,521

Tobacco — 0.1%
Philip Morris International, Inc.	235	19,138

Transport-Rail — 1.0%
Central Japan Railway Co.	200	41,291
East Japan Railway Co.	1,100	100,323
Union Pacific Corp.	934	154,540

		296,154

Web Hosting/Design — 0.4%
VeriSign, Inc.†	640	121,613

Web Portals/ISP — 1.4%
Alphabet, Inc., Class A†	219	275,677
Alphabet, Inc., Class C†	130	163,815

		439,492

Total Common Stocks (cost $18,746,879)		19,637,604

EXCHANGE-TRADED FUNDS — 5.3%
Vanguard Value ETF	10,828	1,231,577
iShares Global Infrastructure ETF	8,934	421,417

Total Exchange-Traded Funds (cost $1,578,191)		1,652,994

Total Long-Term Investment Securities (cost $20,325,070)		21,290,598

SHORT-TERM INVESTMENT SECURITIES — 29.6%
Registered Investment Companies — 29.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.75%(1) (cost $9,129,960)	9,129,960	9,129,960

TOTAL INVESTMENTS (cost $29,455,030)	98.5%	30,420,558
Other assets less liabilities	1.5	469,427

NET ASSETS	100.0%	$30,889,985

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At October 31, 2019, the aggregate value of these securities was $24,823 representing 0.1% of net assets.

(1)	The rate shown is the 7-day yield as of October 31, 2019.

ADR — American Depositary Receipt

ETF — Exchange-Traded Funds

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation/
11	Long	MSCI Emerging Markets Index	December 2019	$569,113	$572,770	$3,657

						Unrealized (Depreciation)
71	Long	U.S. Treasury 10 Year Notes	December 2019	$9,288,459	$9,251,078	$(37,381)

						$(33,724)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Centrally Cleared Credit Default Swaps on Credit Indicies - Sell Protection(1)
					Value(4)
Reference Obligations	Fixed Deal Receive Rate / Payment Frequency	Termination Date	Implied Credit Spread at October 31, 2019(2)	Notional Amount(3) (000’s)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX North America Investment Grade Index	1.000% /Quarterly	12/20/2024	0.5513%	$5,270	$105,270	$9,831
CDX North America Investment Grade Index	1.000% /Quarterly	12/20/2029	1.0307%	$1,050	(5,541)	2,243

					$99,729	$12,074

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(3)

The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2019 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$19,637,604	$—	$—	$19,637,604
Exchanged -Traded Funds	1,652,994	—	—	1,652,994
Short-Term Investment Securities	9,129,960	—	—	9,129,960

Total Investments at Value	$30,420,558	$—	$—	$30,420,558

Other Financial Instruments:†
Futures Contracts	$3,657	$—	$—	$3,657
Centrally Cleared Credit Default Swaps on Credit Indicies - Sell Protection	—	12,074	—	12,074

Total Other Financial Instruments	$3,657	$12,074	$—	$15,731

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$37,381	$—	$—	$37,381

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Index Allocation 60/40 Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2019 —

(unaudited)

Security Description	Shares	Value (Note 1)

AFFILIATED REGISTERED INVESTMENT COMPANIES@# — 100.1%
Domestic Equity Investment Companies — 50.7%
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	2,185,037	$53,642,654
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	578,697	6,521,919
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	474,086	5,281,321

Total Domestic Equity Investment Companies (cost $61,192,568)		65,445,894

Domestic Fixed Income Investment Companies — 40.2%
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	3,101,443	33,526,597
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	1,768,016	18,387,364

Total Domestic Fixed Income Investment Companies (cost $49,218,046)		51,913,961

International Equity Investment Companies — 9.2%
SunAmerica Series Trust SA International Index Portfolio, Class 1 (cost $11,639,786)	1,054,878	11,888,479

TOTAL INVESTMENTS (cost $122,050,400)	100.1%	129,248,334
Liabilities in excess of other assets	(0.1)	(76,160)

NET ASSETS	100.0%	$129,172,174

@

The SunAmerica Series Trust SA Index Allocation 60/40 Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the SunAmerica Series Trust. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus.

#	See Note 2

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2019 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$129,248,334	$—	$—	$129,248,334

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Index Allocation 80/20 Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2019 —

(unaudited)

Security Description	Shares	Value (Note 1)

AFFILIATED REGISTERED INVESTMENT COMPANIES@# — 100.0%
Domestic Equity Investment Companies — 65.4%
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	5,038,682	$123,699,654
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	2,141,795	24,138,033
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	881,705	9,822,198

Total Domestic Equity Investment Companies (cost $146,909,893)		157,659,885

Domestic Fixed Income Investment Companies — 20.4%
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	2,983,737	32,254,195
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	1,638,543	17,040,848

Total Domestic Fixed Income Investment Companies (cost $46,725,648)		49,295,043

International Equity Investment Companies — 14.2%
SunAmerica Series Trust SA International Index Portfolio, Class 1 (cost $33,517,793)	3,041,664	34,279,559

TOTAL INVESTMENTS (cost $227,153,334)	100.0%	241,234,487
Liabilities in excess of other assets	(0.0)	(115,950)

NET ASSETS	100.0%	$241,118,537

@

The SunAmerica Series Trust SA Index Allocation 80/20 Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the SunAmerica Series Trust. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus.

#	See Note 2

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2019 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$241,234,487	$—	$—	$241,234,487

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Index Allocation 90/10 Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2019 —

(unaudited)

Security Description	Shares	Value (Note 1)
AFFILIATED REGISTERED INVESTMENT COMPANIES@# — 100.0%
Domestic Equity Investment Companies — 71.1%
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	14,766,226	$362,510,858
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	5,620,768	63,346,059
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	2,304,898	25,676,559

Total Domestic Equity Investment Companies (cost $421,140,587)		451,533,476

Domestic Fixed Income Investment Companies — 10.7%
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	4,411,367	47,686,877
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	1,926,082	20,031,250

Total Domestic Fixed Income Investment Companies (cost $64,379,321)		67,718,127

International Equity Investment Companies — 18.2%
SunAmerica Series Trust SA International Index Portfolio, Class 1 (cost $113,454,434)	10,258,338	115,611,471

TOTAL INVESTMENTS (cost $598,974,342)	100.0%	634,863,074
Liabilities in excess of other assets	(0.0)	(254,672)

NET ASSETS	100.0%	$634,608,402

@

The SunAmerica Series Trust SA Index Allocation 90/10 Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the SunAmerica Series Trust. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus.

#	See Note 2

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2019 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$634,863,074	$—	$—	$634,863,074

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA International Index Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2019 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS — 94.6%
Australia — 6.5%
AGL Energy, Ltd.	22,084	$301,123
Alumina, Ltd.	81,564	127,633
AMP, Ltd.	110,266	139,482
APA Group	37,333	299,819
Aristocrat Leisure, Ltd.	18,965	413,385
ASX, Ltd.	6,321	358,700
Aurizon Holdings, Ltd.	67,901	276,165
AusNet Services	58,274	74,317
Australia & New Zealand Banking Group, Ltd.	93,178	1,717,570
Bank of Queensland, Ltd.	12,810	79,917
Bendigo & Adelaide Bank, Ltd.	15,555	114,198
BHP Group, Ltd.	96,798	2,398,861
BlueScope Steel, Ltd.	17,179	157,858
Boral, Ltd.	39,488	136,922
Brambles, Ltd.	52,574	433,815
Caltex Australia, Ltd.	8,621	162,063
Challenger, Ltd.	18,974	104,115
CIMIC Group, Ltd.	3,245	73,841
Coca-Cola Amatil, Ltd.	16,652	116,512
Cochlear, Ltd.	1,898	276,776
Coles Group, Ltd.	37,375	386,209
Commonwealth Bank of Australia	58,082	3,149,454
Computershare, Ltd.	15,244	166,454
Crown Resorts, Ltd.	12,222	104,978
CSL, Ltd.	14,896	2,629,059
Dexus	35,816	295,536
Flight Centre Travel Group, Ltd.	1,868	54,843
Fortescue Metals Group, Ltd.	45,461	279,226
Goodman Group	53,888	534,555
GPT Group	63,694	261,249
Harvey Norman Holdings, Ltd.	18,722	52,786
Incitec Pivot, Ltd.	55,702	132,474
Insurance Australia Group, Ltd.	76,826	420,502
LendLease Group	18,504	238,405
Macquarie Group, Ltd.	10,717	989,369
Magellan Financial Group, Ltd.	4,077	135,381
Medibank Private, Ltd.	90,572	211,033
Mirvac Group	123,623	273,555
National Australia Bank, Ltd.	92,462	1,823,564
Newcrest Mining, Ltd.	25,387	547,767
Orica, Ltd.	12,469	196,837
Origin Energy, Ltd.	58,025	314,396
QBE Insurance Group, Ltd.	43,458	377,468
Ramsay Health Care, Ltd.	5,347	252,451
REA Group, Ltd.	1,790	133,993
Rio Tinto, Ltd.	12,196	764,057
Santos, Ltd.	60,819	340,436
Scentre Group	175,951	464,548
SEEK, Ltd.	11,141	174,183
Sonic Healthcare, Ltd.	14,244	280,237
South32, Ltd.	168,766	296,664
Stockland	78,592	264,927
Suncorp Group, Ltd.	41,324	383,146
Sydney Airport	36,804	222,756
Tabcorp Holdings, Ltd.	62,837	207,920
Telstra Corp., Ltd.	137,065	329,755
TPG Telecom, Ltd.	11,095	50,020
Transurban Group	87,986	900,093
Treasury Wine Estates, Ltd.	24,325	294,621
Vicinity Centres	111,701	205,593
Washington H. Soul Pattinson & Co., Ltd.	3,540	53,003
Wesfarmers, Ltd.	37,375	1,024,395
Westpac Banking Corp.	112,863	2,194,797
Woodside Petroleum, Ltd.	30,808	683,847
Woolworths Group, Ltd.	41,396	1,064,976
Worley, Ltd.	10,550	99,344

		32,023,934

Austria — 0.2%
ANDRITZ AG	2,451	110,109
Erste Group Bank AG	9,967	352,050
OMV AG	4,859	283,535
Raiffeisen Bank International AG	4,929	121,216
Verbund AG	2,239	121,112
voestalpine AG	3,797	95,071

		1,083,093

Belgium — 0.9%
Ageas	6,013	346,313
Anheuser-Busch InBev SA NV	25,037	2,011,628
Colruyt SA	1,885	104,781
Groupe Bruxelles Lambert SA	2,670	267,947
KBC Group NV	8,310	582,781
Proximus SADP	4,949	151,955
Solvay SA	2,462	267,722
Telenet Group Holding NV†	1,771	86,948
UCB SA	4,191	337,759
Umicore SA	6,483	267,311

		4,425,145

Bermuda — 0.3%
CK Infrastructure Holdings, Ltd.	20,000	144,079
Dairy Farm International Holdings, Ltd.	11,500	69,345
Hongkong Land Holdings, Ltd.	38,900	213,950
Jardine Matheson Holdings, Ltd.	7,300	416,976
Jardine Strategic Holdings, Ltd.	7,312	236,397
Kerry Properties, Ltd.	23,500	76,175
NWS Holdings, Ltd.	51,000	76,019
Shangri-La Asia, Ltd.	42,000	43,147
Yue Yuen Industrial Holdings, Ltd.	22,500	63,458

		1,339,546

Cayman Islands — 0.6%
ASM Pacific Technology, Ltd.	9,200	128,796
BeiGene, Ltd. ADR†	1,182	163,518
CK Asset Holdings, Ltd.	85,500	596,845
CK Hutchison Holdings, Ltd.	89,000	823,448
Melco Resorts & Entertainment, Ltd. ADR	6,790	146,257
MGM China Holdings, Ltd.	31,600	50,248
Sands China, Ltd.	80,400	397,591
WH Group, Ltd.*	313,000	332,335
Wharf Real Estate Investment Co., Ltd.	38,000	224,044
Wynn Macau, Ltd.	52,000	113,344

		2,976,426

Denmark — 1.7%
AP Moller - Maersk A/S, Series A	129	154,828
AP Moller - Maersk A/S, Series B	219	279,128
Carlsberg A/S, Class B	3,570	502,234
Chr. Hansen Holding A/S	3,461	265,666
Coloplast A/S, Class B	3,902	470,188
Danske Bank A/S	22,047	314,572
Demant A/S†	3,431	90,554
DSV A/S	7,175	696,207

Genmab A/S†	2,136	465,540
H. Lundbeck A/S	2,283	77,874
ISS A/S	5,535	144,845
Novo Nordisk A/S, Class B	58,194	3,178,222
Novozymes A/S, Class B	7,204	339,186
Orsted A/S*	6,202	544,022
Pandora A/S	3,289	161,730
Tryg A/S	3,659	102,197
Vestas Wind Systems A/S	6,215	507,309

		8,294,302

Finland — 1.1%
Elisa Oyj	4,661	254,566
Fortum Oyj	14,844	362,400
Kone Oyj, Class B	11,135	708,372
Metso Oyj	3,724	140,716
Neste Oyj	13,881	500,980
Nokia Oyj	185,764	682,356
Nokian Renkaat Oyj	3,812	108,839
Nordea Bank Abp	106,557	779,448
Orion Oyj, Class B	3,406	150,961
Sampo Oyj, Class A	14,735	603,783
Stora Enso Oyj, Class R	18,295	237,201
UPM-Kymmene Oyj	17,681	574,630
Wartsila Oyj Abp	14,825	156,448

		5,260,700

France — 9.8%
Accor SA	6,138	263,697
Aeroports de Paris	979	186,056
Air Liquide SA	15,584	2,070,057
Alstom SA	6,127	264,796
Amundi SA*	1,955	139,546
Arkema SA	2,265	231,497
Atos SE	3,131	242,415
AXA SA	64,169	1,695,080
BioMerieux	1,329	108,722
BNP Paribas SA	37,012	1,932,292
Bollore SA	28,968	125,355
Bouygues SA	7,218	305,909
Bureau Veritas SA	9,427	240,664
Capgemini SE	5,215	587,154
Carrefour SA	19,451	330,937
Casino Guichard Perrachon SA	1,838	99,155
Cie de Saint-Gobain	16,179	658,080
Cie Generale des Etablissements Michelin SCA	5,657	688,339
CNP Assurances	5,691	112,853
Covivio	1,497	169,465
Credit Agricole SA	37,173	484,449
Danone SA	20,264	1,680,568
Dassault Aviation SA	78	108,307
Dassault Systemes SE	4,323	655,957
Edenred	7,742	407,555
Eiffage SA	2,630	282,529
Electricite de France SA	19,268	198,822
Engie SA	60,522	1,012,165
EssilorLuxottica SA	9,243	1,410,232
Eurazeo SE	1,321	92,082
Eutelsat Communications SA	5,799	109,950
Faurecia SA	2,500	116,493
Gecina SA	1,518	260,387
Getlink SE	14,436	241,668
Hermes International	1,037	745,985
ICADE	978	95,769
Iliad SA	869	89,941
Imerys SA	1,201	46,373
Ingenico Group SA	1,973	210,675
Ipsen SA	1,248	132,926
JCDecaux SA	2,491	68,066
Kering SA	2,515	1,431,100
Klepierre SA	6,779	252,449
L’Oreal SA	8,282	2,418,223
Legrand SA	8,864	691,823
LVMH Moet Hennessy Louis Vuitton SE	9,127	3,893,598
Natixis SA	31,041	142,323
Orange SA	65,994	1,062,829
Pernod Ricard SA	6,997	1,291,521
Peugeot SA	19,286	488,269
Publicis Groupe SA	6,958	299,158
Remy Cointreau SA	734	98,154
Renault SA	6,280	320,507
Safran SA	10,739	1,698,966
Sanofi	36,992	3,408,667
Sartorius Stedim Biotech	910	136,203
Schneider Electric SE	17,973	1,668,970
SCOR SE	5,357	225,723
SEB SA	756	114,755
Societe BIC SA	943	65,470
Societe Generale SA	25,401	720,991
Sodexo SA	3,020	332,105
Suez	12,114	188,813
Teleperformance	1,887	427,649
Thales SA	3,483	340,445
TOTAL SA	78,637	4,133,920
Ubisoft Entertainment SA†	2,753	162,548
Valeo SA	7,920	294,498
Veolia Environnement SA	17,775	467,262
Vinci SA	16,783	1,883,038
Vivendi SA	30,001	835,164
Wendel SA	911	129,037
Worldline SA†*	2,696	163,723

		48,690,869

Germany — 8.2%
1&1 Drillisch AG	1,734	46,376
adidas AG	5,918	1,827,305
Allianz SE	13,927	3,401,678
Axel Springer SE†	1,597	111,321
BASF SE	30,193	2,297,594
Bayer AG	30,688	2,381,467
Bayerische Motoren Werke AG	10,975	841,039
Bayerische Motoren Werke AG (Preference Shares)	1,858	114,490
Beiersdorf AG	3,288	389,263
Brenntag AG	5,159	258,922
Carl Zeiss Meditec AG	1,320	143,907
Commerzbank AG	33,054	197,708
Continental AG	3,653	488,414
Covestro AG*	5,704	273,870
Daimler AG	29,837	1,744,058
Delivery Hero SE†*	3,690	172,973
Deutsche Bank AG	64,770	469,113
Deutsche Boerse AG	6,234	966,088
Deutsche Lufthansa AG	7,713	133,723
Deutsche Post AG	32,490	1,150,496
Deutsche Telekom AG	109,849	1,931,809
Deutsche Wohnen SE	11,814	444,300
E.ON SE	72,629	732,025
Evonik Industries AG	6,116	161,321

Fraport AG Frankfurt Airport Services Worldwide	1,345	112,416
Fresenius Medical Care AG & Co. KGaA	7,094	513,326
Fresenius SE & Co. KGaA	13,745	722,417
Fuchs Petrolub SE (Preference Shares)	2,278	97,256
GEA Group AG	5,339	163,215
Hannover Rueck SE	2,006	355,282
HeidelbergCement AG	4,959	368,460
Henkel AG & Co. KGaA	3,420	329,367
Henkel AG & Co. KGaA (Preference Shares)	5,918	615,020
HOCHTIEF AG	812	101,249
HUGO BOSS AG	2,195	92,342
Infineon Technologies AG	41,116	796,897
KION Group AG	2,325	154,495
Knorr-Bremse AG	1,587	160,166
LANXESS AG	3,027	196,821
Merck KGaA	4,269	508,974
METRO AG	5,931	96,577
MTU Aero Engines AG	1,689	450,968
Muenchener Rueckversicherungs-Gesellschaft AG	4,746	1,318,010
Porsche Automobil Holding SE (Preference Shares)	5,070	373,202
Puma SE	2,755	207,250
RWE AG	17,946	547,014
SAP SE	32,277	4,276,625
Sartorius AG (Preference Shares)	1,171	227,508
Siemens AG	25,210	2,906,705
Siemens Healthineers AG*	4,971	211,205
Symrise AG	4,231	407,141
Telefonica Deutschland Holding AG	29,348	93,122
thyssenkrupp AG	13,308	189,909
TUI AG	14,609	191,130
Uniper SE	6,598	205,603
United Internet AG	4,073	122,696
Volkswagen AG	1,083	205,217
Volkswagen AG (Preference Shares)	6,153	1,171,418
Vonovia SE	16,702	888,729
Wirecard AG	3,843	486,686
Zalando SE†*	4,129	178,907

		40,722,585

Hong Kong — 2.4%
AIA Group, Ltd.	397,400	3,978,590
Bank of East Asia, Ltd.	40,200	96,961
BOC Hong Kong Holdings, Ltd.	123,500	425,539
CLP Holdings, Ltd.	54,500	565,799
Galaxy Entertainment Group, Ltd.	71,000	490,642
Hang Lung Properties, Ltd.	66,000	145,376
Hang Seng Bank, Ltd.	24,800	518,411
Henderson Land Development Co., Ltd.	46,349	232,160
Hong Kong & China Gas Co., Ltd.	328,853	638,741
Hong Kong Exchanges & Clearing, Ltd.	39,400	1,231,886
Hysan Development Co., Ltd.	20,000	78,995
Link REIT	69,500	757,888
MTR Corp., Ltd.	50,000	287,138
New World Development Co., Ltd.	192,000	275,408
PCCW, Ltd.	134,000	79,689
Power Assets Holdings, Ltd.	46,000	328,448
Sino Land Co., Ltd.	98,000	146,826
SJM Holdings, Ltd.	66,000	70,751
Sun Hung Kai Properties, Ltd.	51,500	781,443
Swire Pacific, Ltd., Class A	17,500	166,827
Swire Properties, Ltd.	38,200	120,412
Techtronic Industries Co., Ltd.	44,000	345,331
Vitasoy International Holdings, Ltd.	24,000	97,704
Wharf Holdings, Ltd.	38,000	86,417
Wheelock & Co., Ltd.	27,000	167,287

		12,114,669

Ireland — 0.6%
AIB Group PLC	26,705	85,540
Bank of Ireland Group PLC	30,348	145,949
CRH PLC	26,620	970,246
DCC PLC	3,228	302,566
Flutter Entertainment PLC	2,636	272,296
James Hardie Industries PLC CDI	14,549	249,530
Kerry Group PLC, Class A	5,207	629,518
Kingspan Group PLC	5,033	260,794
Smurfit Kappa Group PLC	7,414	247,238

		3,163,677

Isle of Man — 0.0%
GVC Holdings PLC	17,998	207,492

Israel — 0.5%
Azrieli Group, Ltd.	1,406	108,309
Bank Hapoalim B.M.	37,195	297,501
Bank Leumi Le-Israel B.M.	47,848	348,361
Check Point Software Technologies, Ltd.†	4,107	461,668
CyberArk Software, Ltd.†	1,220	123,928
Elbit Systems, Ltd.	786	128,790
Israel Chemicals, Ltd.	23,010	102,174
Israel Discount Bank, Ltd., Class A	38,193	174,469
Mizrahi Tefahot Bank, Ltd.	4,328	107,326
NICE, Ltd.†	1,981	313,187
Teva Pharmaceutical Industries, Ltd. ADR†	35,751	291,371
Wix.com, Ltd.†	1,558	190,185

		2,647,269

Italy — 1.8%
Assicurazioni Generali SpA	35,948	728,687
Atlantia SpA	16,191	399,800
Davide Campari-Milano SpA	18,392	168,511
Enel SpA	266,242	2,060,761
Eni SpA	84,236	1,274,880
FinecoBank Banca Fineco SpA	20,026	225,583
Intesa Sanpaolo SpA	489,690	1,226,655
Leonardo SpA	13,424	155,856
Mediobanca Banca di Credito Finanziario SpA	20,403	242,346
Moncler SpA	5,894	227,051
Pirelli & C SpA*	12,777	73,845
Poste Italiane SpA*	17,074	207,184
Prysmian SpA	7,905	182,589
Recordati SpA	3,514	147,635
Snam SpA	68,293	350,369
Telecom Italia SpA†	299,296	175,147
Telecom Italia SpA (RSP)	199,552	115,464
Terna Rete Elettrica Nazionale SpA	46,866	309,645
UniCredit SpA	66,217	839,547

		9,111,555

Japan — 23.5%
ABC-Mart, Inc.	1,100	75,581
Acom Co., Ltd.	13,500	54,630
Advantest Corp.	6,500	297,643

Aeon Co., Ltd.	21,500	435,017
AEON Financial Service Co., Ltd.	4,000	61,487
Aeon Mall Co., Ltd.	4,000	64,302
AGC, Inc.	6,100	216,344
Air Water, Inc.	5,200	98,328
Aisin Seiki Co., Ltd.	5,200	209,945
Ajinomoto Co., Inc.	15,100	287,975
Alfresa Holdings Corp.	6,200	139,628
Alps Alpine Co., Ltd.	6,400	138,917
Amada Holdings Co., Ltd.	11,600	133,520
ANA Holdings, Inc.	3,700	127,525
Aozora Bank, Ltd.	3,800	98,211
Asahi Group Holdings, Ltd.	11,900	598,361
Asahi Intecc Co., Ltd.	6,300	174,433
Asahi Kasei Corp.	41,400	464,451
Astellas Pharma, Inc.	62,000	1,067,015
Bandai Namco Holdings, Inc.	6,400	395,177
Bank of Kyoto, Ltd.	1,700	68,321
Benesse Holdings, Inc.	2,200	59,222
Bridgestone Corp.	18,800	787,410
Brother Industries, Ltd.	7,900	150,333
Calbee, Inc.	2,500	83,804
Canon, Inc.	33,100	907,882
Casio Computer Co., Ltd.	7,300	119,312
Central Japan Railway Co.	4,700	970,335
Chiba Bank, Ltd.	18,700	103,033
Chubu Electric Power Co., Inc.	21,100	317,604
Chugai Pharmaceutical Co., Ltd.	7,400	627,003
Chugoku Electric Power Co., Inc.	9,200	122,763
Coca-Cola Bottlers Japan Holdings, Inc.	4,515	103,144
Concordia Financial Group, Ltd.	35,300	145,789
Credit Saison Co., Ltd.	4,700	68,679
CyberAgent, Inc.	3,300	107,871
Dai Nippon Printing Co., Ltd.	8,100	218,120
Dai-ichi Life Holdings, Inc.	35,800	591,915
Daicel Corp.	9,300	84,052
Daifuku Co., Ltd.	3,250	174,854
Daiichi Sankyo Co., Ltd.	18,600	1,229,781
Daikin Industries, Ltd.	8,200	1,156,459
Daito Trust Construction Co., Ltd.	2,400	319,363
Daiwa House Industry Co., Ltd.	18,600	643,310
Daiwa House REIT Investment Corp.	62	180,563
Daiwa Securities Group, Inc.	50,300	228,094
Denso Corp.	14,200	665,621
Dentsu, Inc.	7,100	255,755
Disco Corp.	800	176,905
East Japan Railway Co.	10,000	912,029
Eisai Co., Ltd.	8,200	598,883
Electric Power Development Co., Ltd.	4,700	114,638
FamilyMart Co., Ltd.	8,700	217,198
FANUC Corp.	6,400	1,280,119
Fast Retailing Co., Ltd.	1,900	1,179,693
Fuji Electric Co., Ltd.	4,000	128,530
FUJIFILM Holdings Corp.	11,800	522,308
Fujitsu, Ltd.	6,300	561,277
Fukuoka Financial Group, Inc.	5,600	109,418
GMO Payment Gateway, Inc.	1,300	96,185
Hakuhodo DY Holdings, Inc.	7,100	107,036
Hamamatsu Photonics KK	4,600	180,183
Hankyu Hanshin Holdings, Inc.	7,800	314,196
Hikari Tsushin, Inc.	600	132,346
Hino Motors, Ltd.	8,800	84,097
Hirose Electric Co., Ltd.	1,035	131,591
Hisamitsu Pharmaceutical Co., Inc.	1,700	79,813
Hitachi Chemical Co., Ltd.	3,100	102,912
Hitachi Construction Machinery Co., Ltd.	3,800	99,372
Hitachi High-Technologies Corp.	2,100	131,457
Hitachi Metals, Ltd.	7,100	89,942
Hitachi, Ltd.	31,600	1,190,670
Honda Motor Co., Ltd.	53,600	1,460,239
Hoshizaki Corp.	1,700	145,458
Hoya Corp.	12,500	1,111,561
Hulic Co., Ltd.	9,900	108,268
Idemitsu Kosan Co., Ltd.	6,896	204,664
IHI Corp.	5,200	130,060
Iida Group Holdings Co., Ltd.	4,700	78,863
Inpex Corp.	33,600	313,785
Isetan Mitsukoshi Holdings, Ltd.	11,200	90,023
Isuzu Motors, Ltd.	18,100	212,443
ITOCHU Corp.	44,200	929,514
Itochu Techno-Solutions Corp.	3,100	83,909
J. Front Retailing Co., Ltd.	7,900	101,320
Japan Airlines Co., Ltd.	3,800	118,726
Japan Airport Terminal Co., Ltd.	1,600	79,859
Japan Exchange Group, Inc.	17,500	291,532
Japan Post Bank Co., Ltd.	13,500	135,263
Japan Post Holdings Co., Ltd.	52,300	482,367
Japan Prime Realty Investment Corp.	25	120,150
Japan Real Estate Investment Corp.	43	293,462
Japan Retail Fund Investment Corp.	82	191,351
Japan Tobacco, Inc.	39,400	896,068
JFE Holdings, Inc.	16,200	205,069
JGC Corp.	6,700	98,338
JSR Corp.	6,300	119,536
JTEKT Corp.	7,800	100,687
JXTG Holdings, Inc.	107,050	504,966
Kajima Corp.	15,100	209,182
Kakaku.com, Inc.	4,500	105,135
Kamigumi Co., Ltd.	3,600	81,808
Kaneka Corp.	1,500	50,491
Kansai Electric Power Co., Inc.	23,300	272,829
Kansai Paint Co., Ltd.	5,800	140,985
Kao Corp.	16,200	1,311,721
Kawasaki Heavy Industries, Ltd.	5,100	123,875
KDDI Corp.	58,400	1,621,832
Keihan Holdings Co., Ltd.	2,900	137,494
Keikyu Corp.	7,200	144,413
Keio Corp.	3,500	217,474
Keisei Electric Railway Co., Ltd.	4,300	176,993
Keyence Corp.	3,000	1,911,844
Kikkoman Corp.	4,700	227,623
Kintetsu Group Holdings Co., Ltd.	5,600	306,473
Kirin Holdings Co., Ltd.	27,100	578,438
Kobayashi Pharmaceutical Co., Ltd.	1,600	128,753
Kobe Steel, Ltd.	10,500	57,172
Koito Manufacturing Co., Ltd.	3,300	174,794
Komatsu, Ltd.	30,100	713,269
Konami Holdings Corp.	3,100	136,929
Konica Minolta, Inc.	15,400	113,942
Kose Corp.	1,100	196,592
Kubota Corp.	34,400	551,725
Kuraray Co., Ltd.	10,500	126,206
Kurita Water Industries, Ltd.	3,100	90,138
Kyocera Corp.	10,500	694,425
Kyowa Kirin Co., Ltd.	8,300	153,411
Kyushu Electric Power Co., Inc.	12,500	125,243
Kyushu Railway Co.	5,300	175,701
Lawson, Inc.	1,600	88,601
LINE Corp.†	2,200	81,285
Lion Corp.	7,300	153,720

LIXIL Group Corp.	8,800	165,097
M3, Inc.	14,500	349,644
Makita Corp.	7,400	252,514
Marubeni Corp.	51,700	366,625
Marui Group Co., Ltd.	6,700	149,957
Maruichi Steel Tube, Ltd.	1,600	44,152
Mazda Motor Corp.	19,200	178,683
McDonald’s Holdings Co. Japan, Ltd.	2,200	110,621
Mebuki Financial Group, Inc.	31,400	80,543
Medipal Holdings Corp.	5,700	131,007
MEIJI Holdings Co., Ltd.	3,700	267,932
Mercari, Inc.†	2,500	56,741
Minebea Mitsumi, Inc.	11,900	229,206
MISUMI Group, Inc.	9,200	233,770
Mitsubishi Chemical Holdings Corp.	41,900	322,272
Mitsubishi Corp.	44,500	1,138,976
Mitsubishi Electric Corp.	60,000	864,802
Mitsubishi Estate Co., Ltd.	38,900	759,161
Mitsubishi Gas Chemical Co., Inc.	5,300	75,728
Mitsubishi Heavy Industries, Ltd.	10,500	428,012
Mitsubishi Materials Corp.	3,300	95,648
Mitsubishi Motors Corp.	21,900	100,993
Mitsubishi Tanabe Pharma Corp.	8,300	100,070
Mitsubishi UFJ Financial Group, Inc.	403,500	2,129,033
Mitsubishi UFJ Lease & Finance Co., Ltd.	15,400	95,403
Mitsui & Co., Ltd.	54,400	940,754
Mitsui Chemicals, Inc.	6,200	149,445
Mitsui Fudosan Co., Ltd.	29,600	762,271
Mitsui OSK Lines, Ltd.	4,000	110,232
Mizuho Financial Group, Inc.	792,700	1,239,075
MonotaRO Co., Ltd.	4,200	128,540
MS&AD Insurance Group Holdings, Inc.	15,500	503,653
Murata Manufacturing Co., Ltd.	18,900	1,026,120
Nabtesco Corp.	4,000	129,642
Nagoya Railroad Co., Ltd.	6,100	194,879
NEC Corp.	8,800	350,403
Nexon Co., Ltd.†	16,200	188,267
NGK Insulators, Ltd.	8,800	136,413
NGK Spark Plug Co., Ltd.	5,700	117,019
NH Foods, Ltd.	3,000	126,262
Nidec Corp.	7,300	1,087,328
Nikon Corp.	10,500	135,151
Nintendo Co., Ltd.	3,700	1,323,215
Nippon Building Fund, Inc.	45	341,698
Nippon Electric Glass Co., Ltd.	2,500	56,927
Nippon Express Co., Ltd.	2,500	143,763
Nippon Paint Holdings Co., Ltd.	4,700	258,959
Nippon Prologis REIT, Inc.	65	181,776
Nippon Steel Corp.	26,500	390,543
Nippon Telegraph & Telephone Corp.	21,100	1,050,408
Nippon Yusen KK	5,700	103,612
Nissan Chemical Corp.	4,000	165,941
Nissan Motor Co., Ltd.	76,000	485,178
Nisshin Seifun Group, Inc.	6,400	127,419
Nissin Foods Holdings Co., Ltd.	2,000	151,866
Nitori Holdings Co., Ltd.	2,600	397,500
Nitto Denko Corp.	5,300	296,435
Nomura Holdings, Inc.	109,200	500,850
Nomura Real Estate Holdings, Inc.	4,000	95,342
Nomura Real Estate Master Fund, Inc.	130	248,588
Nomura Research Institute, Ltd.	10,800	231,121
NSK, Ltd.	12,400	116,663
NTT Data Corp.	20,400	270,514
NTT DOCOMO, Inc.	43,500	1,198,375
Obayashi Corp.	21,400	221,947
OBIC Co., Ltd.	2,000	252,801
Odakyu Electric Railway Co., Ltd.	9,700	237,403
Oji Holdings Corp.	27,300	142,833
Olympus Corp.	38,700	530,382
Omron Corp.	6,200	367,441
Ono Pharmaceutical Co., Ltd.	12,400	235,048
Oracle Corp. Japan	1,100	97,583
Oriental Land Co., Ltd.	6,500	956,130
ORIX Corp.	44,000	695,305
Osaka Gas Co., Ltd.	12,400	243,774
Otsuka Corp.	3,500	142,282
Otsuka Holdings Co., Ltd.	13,000	546,291
Pan Pacific International Holdings Corp.	15,300	241,847
Panasonic Corp.	73,300	622,361
Park24 Co., Ltd.	3,800	90,047
PeptiDream, Inc.†	3,000	151,681
Persol Holdings Co., Ltd.	5,781	111,883
Pigeon Corp.	3,700	182,276
Pola Orbis Holdings, Inc.	2,700	61,556
Rakuten, Inc.	28,300	272,020
Recruit Holdings Co., Ltd.	44,500	1,488,004
Renesas Electronics Corp.†	25,079	171,854
Resona Holdings, Inc.	68,900	303,124
Ricoh Co., Ltd.	21,900	196,713
Rinnai Corp.	1,200	88,786
Rohm Co., Ltd.	3,000	240,578
Ryohin Keikaku Co., Ltd.	7,900	177,401
Sankyo Co., Ltd.	1,500	52,713
Santen Pharmaceutical Co., Ltd.	12,300	219,256
SBI Holdings, Inc.	7,400	162,404
Secom Co., Ltd.	6,700	624,461
Sega Sammy Holdings, Inc.	6,200	87,727
Seibu Holdings, Inc.	7,200	127,545
Seiko Epson Corp.	9,700	138,148
Sekisui Chemical Co., Ltd.	12,000	211,020
Sekisui House, Ltd.	19,800	429,406
Seven & i Holdings Co., Ltd.	24,800	941,569
Seven Bank, Ltd.	20,000	58,339
SG Holdings Co., Ltd.	4,700	117,032
Sharp Corp.	7,100	82,775
Shimadzu Corp.	7,800	210,764
Shimamura Co., Ltd.	600	51,171
Shimano, Inc.	2,500	419,020
Shimizu Corp.	19,500	183,100
Shin-Etsu Chemical Co., Ltd.	12,000	1,351,236
Shinsei Bank, Ltd.	6,400	100,869
Shionogi & Co., Ltd.	8,900	537,181
Shiseido Co., Ltd.	13,200	1,096,190
Shizuoka Bank, Ltd.	14,400	110,944
Showa Denko KK	4,500	128,137
SMC Corp.	1,900	830,271
Softbank Corp.	55,000	756,320
SoftBank Group Corp.	54,300	2,106,834
Sohgo Security Services Co., Ltd.	2,200	120,400
Sompo Holdings, Inc.	10,900	431,397
Sony Corp.	41,700	2,558,223
Sony Financial Holdings, Inc.	5,600	121,293
Stanley Electric Co., Ltd.	4,300	120,650
Subaru Corp.	20,400	589,955
SUMCO Corp.	7,739	130,500
Sumitomo Chemical Co., Ltd.	48,800	225,495
Sumitomo Corp.	39,000	636,698
Sumitomo Dainippon Pharma Co., Ltd.	5,200	91,586
Sumitomo Electric Industries, Ltd.	24,800	343,673

Sumitomo Heavy Industries, Ltd.	3,500	110,033
Sumitomo Metal Mining Co., Ltd.	7,900	267,454
Sumitomo Mitsui Financial Group, Inc.	43,600	1,566,515
Sumitomo Mitsui Trust Holdings, Inc.	10,800	397,637
Sumitomo Realty & Development Co., Ltd.	10,900	397,988
Sumitomo Rubber Industries, Ltd.	5,600	74,829
Sundrug Co., Ltd.	2,100	69,909
Suntory Beverage & Food, Ltd.	4,600	196,796
Suzuken Co., Ltd.	2,200	118,159
Suzuki Motor Corp.	12,000	570,831
Sysmex Corp.	5,500	360,945
T&D Holdings, Inc.	18,000	203,352
Taiheiyo Cement Corp.	4,200	119,789
Taisei Corp.	6,600	262,802
Taisho Pharmaceutical Holdings Co., Ltd.	1,100	79,146
Taiyo Nippon Sanso Corp.	4,500	106,343
Takeda Pharmaceutical Co., Ltd.	48,800	1,775,038
TDK Corp.	4,200	421,206
Teijin, Ltd.	6,200	125,275
Terumo Corp.	21,100	693,629
THK Co., Ltd.	4,200	122,706
Tobu Railway Co., Ltd.	6,100	204,764
Toho Co., Ltd.	3,700	149,727
Toho Gas Co., Ltd.	2,500	97,810
Tohoku Electric Power Co., Inc.	14,800	152,673
Tokio Marine Holdings, Inc.	21,300	1,157,407
Tokyo Century Corp.	1,484	69,260
Tokyo Electric Power Co. Holdings, Inc.†	48,000	223,132
Tokyo Electron, Ltd.	5,200	1,062,969
Tokyo Gas Co., Ltd.	12,600	308,729
Tokyu Corp.	16,500	313,376
Tokyu Fudosan Holdings Corp.	19,800	132,196
Toppan Printing Co., Ltd.	8,700	162,012
Toray Industries, Inc.	45,700	326,151
Toshiba Corp.	17,000	583,248
Tosoh Corp.	8,700	120,683
TOTO, Ltd.	4,500	185,642
Toyo Seikan Group Holdings, Ltd.	5,300	84,759
Toyo Suisan Kaisha, Ltd.	3,100	130,901
Toyoda Gosei Co., Ltd.	2,200	52,072
Toyota Industries Corp.	4,700	285,508
Toyota Motor Corp.	75,100	5,244,969
Toyota Tsusho Corp.	7,300	254,848
Trend Micro, Inc.	4,000	203,723
Tsuruha Holdings, Inc.	1,200	135,901
Unicharm Corp.	13,400	457,752
United Urban Investment Corp.	97	195,814
USS Co., Ltd.	7,300	142,363
Welcia Holdings Co., Ltd.	1,600	92,601
West Japan Railway Co.	5,300	462,173
Yakult Honsha Co., Ltd.	3,700	213,112
Yamada Denki Co., Ltd.	21,000	101,704
Yamaha Corp.	4,500	211,270
Yamaha Motor Co., Ltd.	9,700	192,222
Yamato Holdings Co., Ltd.	10,000	168,905
Yamazaki Baking Co., Ltd.	4,200	71,796
Yaskawa Electric Corp.	7,800	301,917
Yokogawa Electric Corp.	7,600	140,543
Yokohama Rubber Co., Ltd.	3,700	83,498
Z Holdings Corp.	87,700	271,246
ZOZO, Inc.	6,300	147,655

		116,857,480

Jersey — 0.7%
Experian PLC	29,929	941,300
Ferguson PLC	7,646	652,294
Glencore PLC	365,059	1,100,154
WPP PLC	42,426	529,341

		3,223,089

Luxembourg — 0.3%
ArcelorMittal	21,959	324,014
Aroundtown SA	29,910	252,391
Eurofins Scientific SE	359	181,858
Millicom International Cellular SA SDR	2,196	100,070
RTL Group SA	1,310	66,565
SES SA FDR	11,967	231,834
Tenaris SA	15,634	157,871

		1,314,603

Mauritius — 0.0%
Golden Agri-Resources, Ltd.	233,500	35,185

Netherlands — 4.7%
ABN AMRO Group NV CVA*	13,805	256,971
Adyen NV†*	340	238,670
Aegon NV	58,377	252,358
AerCap Holdings NV†	4,115	238,176
Airbus SE	19,193	2,748,952
Akzo Nobel NV	7,414	682,592
ASML Holding NV	13,966	3,660,425
CNH Industrial NV	33,810	367,580
EXOR NV	3,572	273,770
Ferrari NV	4,064	650,198
Fiat Chrysler Automobiles NV	35,435	550,443
Heineken Holding NV	3,854	367,080
Heineken NV	8,620	879,286
ING Groep NV	127,220	1,437,046
Koninklijke Ahold Delhaize NV	38,839	967,055
Koninklijke DSM NV	6,025	713,966
Koninklijke KPN NV	113,176	350,906
Koninklijke Philips NV	30,389	1,330,972
Koninklijke Vopak NV	2,319	127,224
NN Group NV	9,924	378,201
NXP Semiconductors NV	9,379	1,066,205
Prosus NV†	15,995	1,102,999
QIAGEN NV†	7,245	217,442
Randstad NV	3,952	218,796
STMicroelectronics NV	22,536	511,234
Unilever NV	47,822	2,824,134
Wolters Kluwer NV	9,177	675,722

		23,088,403

New Zealand — 0.2%
a2 Milk Co., Ltd.†	24,088	200,772
Auckland International Airport, Ltd.	32,371	193,018
Fisher & Paykel Healthcare Corp., Ltd.	18,257	224,160
Fletcher Building, Ltd.	28,314	83,143
Meridian Energy, Ltd.	43,367	127,902
Ryman Healthcare, Ltd.	12,728	105,353
Spark New Zealand, Ltd.	60,395	173,476

		1,107,824

Norway — 0.6%
Aker BP ASA	3,577	98,759
DNB ASA	32,324	587,348

Equinor ASA	32,863	607,863
Gjensidige Forsikring ASA	6,742	126,025
Mowi ASA	14,392	350,873
Norsk Hydro ASA	44,515	157,078
Orkla ASA	25,074	240,866
Schibsted ASA, Class B	2,925	81,680
Telenor ASA	24,739	463,109
Yara International ASA	5,926	230,631

		2,944,232

Papua New Guinea — 0.0%
Oil Search, Ltd.	45,235	223,268

Portugal — 0.2%
EDP - Energias de Portugal SA	84,914	349,460
Galp Energia SGPS SA	16,619	264,682
Jeronimo Martins SGPS SA	8,315	139,523

		753,665

Singapore — 1.2%
Ascendas Real Estate Investment Trust	86,800	202,254
CapitaLand Commercial Trust	86,000	129,589
CapitaLand Mall Trust	79,800	148,989
CapitaLand, Ltd.	86,500	228,895
City Developments, Ltd.	13,600	107,864
ComfortDelGro Corp., Ltd.	71,000	120,034
DBS Group Holdings, Ltd.	58,900	1,125,657
Genting Singapore, Ltd.	200,700	138,673
Jardine Cycle & Carriage, Ltd.	3,000	72,152
Keppel Corp., Ltd.	48,000	242,037
Oversea-Chinese Banking Corp., Ltd.	103,900	837,035
SATS, Ltd.	21,800	80,922
Sembcorp Industries, Ltd.	32,200	54,201
Singapore Airlines, Ltd.	17,000	117,586
Singapore Exchange, Ltd.	26,300	172,827
Singapore Press Holdings, Ltd.	48,000	78,327
Singapore Technologies Engineering, Ltd.	52,800	154,855
Singapore Telecommunications, Ltd.	271,500	658,569
Suntec Real Estate Investment Trust	70,100	95,840
United Overseas Bank, Ltd.	41,400	816,467
UOL Group, Ltd.	16,500	94,601
Venture Corp., Ltd.	9,000	104,723
Wilmar International, Ltd.	62,300	171,726
Yangzijiang Shipbuilding Holdings, Ltd.	65,300	45,839

		5,999,662

Spain — 2.7%
ACS Actividades de Construccion y Servicios SA	8,567	347,698
Aena SME SA*	2,235	410,048
Amadeus IT Group SA	14,473	1,070,843
Banco Bilbao Vizcaya Argentaria SA	220,410	1,161,023
Banco de Sabadell SA	176,972	194,179
Banco Santander SA	552,764	2,215,692
Bankia SA	40,697	77,525
Bankinter SA	22,478	155,432
CaixaBank SA	118,877	340,077
Cellnex Telecom SA*	6,371	274,701
Enagas SA	7,657	189,499
Endesa SA	10,556	287,264
Ferrovial SA	16,081	474,564
Grifols SA	9,916	319,393
Iberdrola SA	197,024	2,023,373
Industria de Diseno Textil SA	36,189	1,128,106
Mapfre SA	35,821	99,878
Naturgy Energy Group SA	9,850	268,161
Red Electrica Corp. SA	14,166	285,178
Repsol SA	47,677	781,660
Siemens Gamesa Renewable Energy SA	7,874	108,237
Telefonica SA	153,827	1,179,497

		13,392,028

SupraNational — 0.2%
HK Electric Investments & HK Electric Investments, Ltd.	87,000	86,823
HKT Trust & HKT, Ltd.	120,000	186,831
Unibail-Rodamco-Westfield (Euronext Amsterdam)	4,508	697,100

		970,754

Sweden — 2.3%
Alfa Laval AB	9,753	225,348
Assa Abloy AB, Class B	33,296	789,667
Atlas Copco AB, Class A	22,195	784,067
Atlas Copco AB, Class B	12,935	400,681
Boliden AB	9,080	244,169
Electrolux AB, Series B	7,418	194,752
Epiroc AB, Class A	22,195	249,633
Epiroc AB, Class B	12,935	140,660
Essity AB, Class B	20,191	630,047
Hennes & Mauritz AB, Class B	26,359	550,755
Hexagon AB, Class B	8,559	436,916
Husqvarna AB, Class B	13,831	105,798
ICA Gruppen AB	2,977	131,651
Industrivarden AB, Class C	5,392	116,655
Investor AB, Class B	15,175	777,161
Kinnevik AB, Class B	7,802	213,236
L E Lundbergforetagen AB, Class B	2,583	97,213
Lundin Petroleum AB	6,154	203,185
Sandvik AB	37,199	656,281
Securitas AB, Class B	10,309	164,847
Skandinaviska Enskilda Banken AB, Class A	53,575	513,351
Skanska AB, Class B	11,181	237,963
SKF AB, Class B	12,258	221,593
Svenska Handelsbanken AB, Class A	50,435	504,888
Swedbank AB, Class A	29,915	418,408
Swedish Match AB	5,791	271,806
Tele2 AB, Class B	16,404	234,532
Telefonaktiebolaget LM Ericsson, Class B	101,794	889,355
Telia Co AB	91,536	402,426
Volvo AB, Class B	48,733	728,797

		11,535,841

Switzerland — 8.8%
ABB, Ltd.	60,201	1,262,604
Adecco Group AG	5,386	319,284
Alcon, Inc.†	13,662	806,840
Baloise Holding AG	1,632	301,420
Barry Callebaut AG	74	156,026
Chocoladefabriken Lindt & Spruengli AG	3	245,717
Chocoladefabriken Lindt & Spruengli AG (Participation Certificate)	35	260,061
Cie Financiere Richemont SA	17,282	1,359,436
Clariant AG	6,609	135,396
Coca-Cola HBC AG	6,659	202,705
Credit Suisse Group AG	84,302	1,045,123
Dufry AG	1,415	122,753

EMS-Chemie Holding AG	274	171,372
Geberit AG	1,231	624,672
Givaudan SA	304	892,740
Julius Baer Group, Ltd.	7,426	327,602
Kuehne & Nagel International AG	1,760	284,294
LafargeHolcim, Ltd.	15,973	823,828
Lonza Group AG	2,451	882,012
Nestle SA	100,647	10,745,202
Novartis AG	70,653	6,165,754
Pargesa Holding SA	1,231	97,207
Partners Group Holding AG	613	477,972
Roche Holding AG	23,085	6,945,391
Schindler Holding AG (Participation Certificate)	1,362	333,010
Schindler Holding AG	647	152,945
SGS SA	175	455,550
Sika AG	4,264	732,639
Sonova Holding AG	1,827	418,552
Straumann Holding AG	340	303,226
Swatch Group AG (TRQX)	1,859	99,593
Swatch Group AG (XEGT)	964	266,773
Swiss Life Holding AG	1,142	570,942
Swiss Prime Site AG	2,495	256,961
Swiss Re AG	10,014	1,048,602
Swisscom AG	852	435,284
Temenos AG	2,098	299,334
UBS Group AG	127,154	1,500,327
Vifor Pharma AG	1,495	234,972
Zurich Insurance Group AG	4,988	1,949,188

		43,713,309

United Kingdom — 14.6%
3i Group PLC	32,133	469,513
Admiral Group PLC	6,195	162,259
Anglo American PLC	34,722	891,267
Antofagasta PLC	12,951	145,482
Ashtead Group PLC	15,363	467,263
Associated British Foods PLC	11,784	339,786
AstraZeneca PLC	43,141	4,191,762
Auto Trader Group PLC*	30,560	222,552
Aviva PLC	128,719	692,289
BAE Systems PLC	104,835	782,468
Barclays PLC	561,202	1,219,827
Barratt Developments PLC	33,409	273,160
Berkeley Group Holdings PLC	4,107	234,133
BHP Group PLC	69,983	1,481,987
BP PLC	669,137	4,241,090
British American Tobacco PLC	75,185	2,631,502
British Land Co. PLC	30,536	245,477
BT Group PLC	280,339	743,342
Bunzl PLC	11,251	292,646
Burberry Group PLC	13,826	366,070
Carnival PLC	5,397	216,162
Centrica PLC	181,851	170,923
Coca-Cola European Partners PLC	7,781	416,361
Compass Group PLC	52,126	1,388,241
Croda International PLC	4,244	264,758
Diageo PLC	78,135	3,202,860
Direct Line Insurance Group PLC	44,981	158,542
easyJet PLC	5,189	83,213
Evraz PLC	16,575	78,839
Fresnillo PLC	7,379	67,865
G4S PLC	51,249	137,285
GlaxoSmithKline PLC	164,041	3,758,108
Halma PLC	12,456	302,287
Hargreaves Lansdown PLC	9,365	214,961
HSBC Holdings PLC	674,640	5,094,808
Imperial Brands PLC	31,338	687,008
Informa PLC	41,162	413,224
InterContinental Hotels Group PLC	5,655	341,355
Intertek Group PLC	5,326	369,236
Investec PLC	21,548	122,144
ITV PLC	120,548	208,853
J Sainsbury PLC	54,311	143,166
John Wood Group PLC	22,073	96,728
Johnson Matthey PLC	6,469	257,254
Kingfisher PLC	73,507	197,290
Land Securities Group PLC	24,406	297,175
Legal & General Group PLC	196,893	672,555
Lloyds Banking Group PLC	2,337,330	1,719,711
London Stock Exchange Group PLC	10,490	944,925
M&G PLC†	84,723	234,637
Marks & Spencer Group PLC	64,133	150,781
Meggitt PLC	25,578	206,879
Melrose Industries PLC	159,897	441,378
Merlin Entertainments PLC*	23,488	138,282
Micro Focus International PLC	11,242	154,361
Mondi PLC	15,969	330,450
National Grid PLC	111,855	1,305,906
Next PLC	4,611	393,134
NMC Health PLC	3,440	97,275
Ocado Group PLC†	14,914	256,748
Pearson PLC	25,639	226,569
Persimmon PLC	10,179	300,231
Prudential PLC	84,723	1,479,924
Reckitt Benckiser Group PLC	23,213	1,793,313
RELX PLC	64,161	1,544,202
Rentokil Initial PLC	60,677	357,228
Rio Tinto PLC	37,401	1,944,678
Rolls-Royce Holdings PLC	56,374	517,741
Rolls-Royce Holdings PLC (Entitlement Shares)†	2,593,204	3,359
Royal Bank of Scotland Group PLC	158,318	436,199
Royal Dutch Shell PLC, Class A	143,165	4,141,072
Royal Dutch Shell PLC, Class B	123,112	3,537,115
RSA Insurance Group PLC	33,556	226,983
Sage Group PLC	35,402	330,086
Schroders PLC	4,051	162,409
Segro PLC	35,583	389,112
Severn Trent PLC	7,757	226,583
Smith & Nephew PLC	29,042	621,663
Smiths Group PLC	13,070	273,169
Spirax-Sarco Engineering PLC	2,415	247,915
SSE PLC	33,474	556,533
St James’s Place PLC	17,510	236,115
Standard Chartered PLC	92,485	839,801
Standard Life Aberdeen PLC	77,745	305,646
Taylor Wimpey PLC	108,208	231,977
Tesco PLC	320,236	975,651
Unilever PLC	36,423	2,180,920
United Utilities Group PLC	22,469	253,274
Vodafone Group PLC	873,510	1,780,983
Weir Group PLC	7,947	138,611
Whitbread PLC	4,395	231,195
WM Morrison Supermarkets PLC	73,235	188,639

		72,508,439

United States — 0.0%
International Flavors & Fragrances, Inc.	1	107

Total Common Stocks (cost $441,089,672)		469,729,151

EXCHANGE-TRADED FUNDS — 0.5%
United States — 0.5%
iShares MSCI EAFE ETF (cost $2,369,594)	35,300	2,379,926

Total Long-Term Investment Securities (cost $443,459,266)		472,109,077

SHORT-TERM INVESTMENT SECURITIES — 0.5%
United States Treasury Bills 1.68% due 12/10/2019(1)	$920,000	918,527
1.70% due 01/02/2020(1)	350,000	349,067
1.70% due 11/29/2019(1)	1,000,000	998,849
1.74% due 11/19/2019(1)	50,000	49,962
1.87% due 11/12/2019(1)	50,000	49,977
1.89% due 12/26/2019(1)	50,000	49,882
1.96% due 11/05/2019(1)	50,000	49,991
1.96% due 11/12/2019(1)	50,000	49,977

Total Short-Term Investment Securities (cost $2,515,736)		2,516,232

REPURCHASE AGREEMENTS — 3.7%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.25%, dated 10/31/2019, to be repurchased 11/01/2019 in the amount of $18,501,128 and collateralized by $18,195,000 of United States Treasury Notes, bearing interest at 2.75%, due 04/30/2023 and having an approximate value of $18,875,184 (cost $18,501,000)	18,501,000	18,501,000

TOTAL INVESTMENTS (cost $464,476,002)	99.3%	493,126,309
Other assets less liabilities	0.7	3,243,617

NET ASSETS	100.0%	$496,369,926

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At October 31, 2019, the aggregate value of these securities was $3,838,834 representing 0.8% of net assets.

(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

ADR — American Depositary Receipt

CDI — Chess Depositary Interest

CVA — Certification Van Aandelen (Dutch Cert.)

ETF — Exchange-Traded Fund

FDR — Fiduciary Depositary Receipt

RSP — Risparmio Shares-Savings Shares on the Italian Stock Exchange

SDR — Swedish Depositary Receipt

TRQX — Turquoise Stock Exchange

XEGT — Equiduct Stock Exchange

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
242	Long	MSCI EAFE Index	December 2019	$22,621,098	$23,682,120	$1,061,022

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Industry Allocation*
Medical-Drugs	7.9%
Banks-Commercial	5.1
Diversified Banking Institutions	4.7
Oil Companies-Integrated	4.0
Repurchase Agreements	3.7
Auto-Cars/Light Trucks	3.0
Food-Misc./Diversified	3.0
Cosmetics & Toiletries	2.4
Telephone-Integrated	2.3
Insurance-Life/Health	2.0
Insurance-Multi-line	2.0
Electric-Integrated	2.0
Real Estate Investment Trusts	2.0
Chemicals-Diversified	1.6
Transport-Rail	1.4
Food-Retail	1.3
Metal-Diversified	1.2
Electronic Components-Misc.	1.1
Real Estate Operations & Development	1.1
Medical Products	1.1
Cellular Telecom	1.1
Semiconductor Equipment	1.0
Beverages-Wine/Spirits	1.0
Enterprise Software/Service	1.0
Industrial Automated/Robotic	1.0
Finance-Other Services	1.0
Brewery	0.9
Aerospace/Defense-Equipment	0.9
Tobacco	0.9
Commercial Services	0.9
Diversified Minerals	0.9
Chemicals-Specialty	0.9
Building-Heavy Construction	0.9
Import/Export	0.8
Textile-Apparel	0.8
Diversified Manufacturing Operations	0.8
Machinery-Electrical	0.7
Machinery-General Industrial	0.7
Gas-Distribution	0.7
Insurance-Reinsurance	0.7
Real Estate Management/Services	0.7
Computer Services	0.7
Retail-Apparel/Shoe	0.6
Insurance-Property/Casualty	0.6
Medical-Biomedical/Gene	0.6
Audio/Video Products	0.6
Apparel Manufacturers	0.6
Soap & Cleaning Preparation	0.6
Building-Residential/Commercial	0.6
Building & Construction-Misc.	0.6
Building & Construction Products-Misc.	0.5
Auto/Truck Parts & Equipment-Original	0.5
U.S. Government Treasuries	0.5
Investment Companies	0.5
Exchange-Traded Funds	0.5
Food-Dairy Products	0.5
Transport-Services	0.4
Electric-Generation	0.4
Building Products-Cement	0.4
Aerospace/Defense	0.4
Rubber-Tires	0.4
Industrial Gases	0.4
Human Resources	0.4
Athletic Footwear	0.4
Retail-Jewelry	0.4
Office Automation & Equipment	0.4
Electronic Components-Semiconductors	0.4
Machinery-Construction & Mining	0.4
Food-Catering	0.4
Toys	0.4
Oil Refining & Marketing	0.4
Distribution/Wholesale	0.4
Oil Companies-Exploration & Production	0.3
Internet Content-Information/News	0.3
Power Converter/Supply Equipment	0.3
Multimedia	0.3
Medical Instruments	0.3
Paper & Related Products	0.3
Investment Management/Advisor Services	0.3
Steel-Producers	0.3
Diversified Operations	0.3
Optical Supplies	0.3
Public Thoroughfares	0.3
Commercial Services-Finance	0.3
Dialysis Centers	0.3
Telecom Services	0.2
Casino Hotels	0.2
Medical Labs & Testing Services	0.2
Instruments-Controls	0.2
Building Products-Air & Heating	0.2
Semiconductor Components-Integrated Circuits	0.2
Retail-Building Products	0.2
Water	0.2
Beverages-Non-alcoholic	0.2
Finance-Leasing Companies	0.2
Resorts/Theme Parks	0.2
Coatings/Paint	0.2
Private Equity	0.2
Auto-Heavy Duty Trucks	0.2
Machinery-Farming	0.2
Hotels/Motels	0.2
Finance-Investment Banker/Broker	0.2
Networking Products	0.2
Electronic Security Devices	0.2
Electronic Measurement Instruments	0.2
Advertising Services	0.2
Electric-Transmission	0.2
Airport Development/Maintenance	0.1
Security Services	0.1
Electric Products-Misc.	0.1
Publishing-Periodicals	0.1
Computers-Integrated Systems	0.1
Wireless Equipment	0.1
Food-Confectionery	0.1
Computer Aided Design	0.1
Transport-Marine	0.1
Gambling (Non-Hotel)	0.1
Electric-Distribution	0.1
Energy-Alternate Sources	0.1
E-Commerce/Products	0.1
Computer Data Security	0.1
Casino Services	0.1
Gold Mining	0.1
Advertising Agencies	0.1
Building-Maintenance & Services	0.1
Web Portals/ISP	0.1
Fisheries	0.1
Rental Auto/Equipment	0.1
Food-Meat Products	0.1
Diversified Operations/Commercial Services	0.1
Pipelines	0.1
Miscellaneous Manufacturing	0.1
Bicycle Manufacturing	0.1
Retail-Home Furnishings	0.1
Printing-Commercial	0.1

Agricultural Chemicals	0.1
Diagnostic Equipment	0.1
Gas-Transportation	0.1
Medical-Hospitals	0.1
Machine Tools & Related Products	0.1
Satellite Telecom	0.1
Electronics-Military	0.1
Applications Software	0.1
Telecommunication Equipment	0.1
Retail-Convenience Store	0.1
Retail-Discount	0.1
Medical-Generic Drugs	0.1
MRI/Medical Diagnostic Imaging	0.1
Metal-Iron	0.1
Tools-Hand Held	0.1
Consulting Services	0.1
Metal Products-Distribution	0.1
Respiratory Products	0.1
Building Products-Doors & Windows	0.1
Leisure Products	0.1
Internet Security	0.1

99.3%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2019 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
United Kingdom	$72,505,080	$3,359	$—	$72,508,439
Other Countries	397,220,712	—	—	397,220,712
Exchange-Traded Funds	2,379,926	—	—	2,379,926
Short-Term Investment Securities	—	2,516,232	—	2,516,232
Repurchase Agreements	—	18,501,000	—	18,501,000

Total Investments at Value	$472,105,718	$21,020,591	$—	$493,126,309

Other Financial Instruments:†
Future Contracts	$1,061,022	$—	$—	$1,061,022

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Invesco Growth Opportunities Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2019 —

(unaudited)

Security Description	Shares	Value (Note 1)
COMMON STOCKS — 98.6%
Aerospace/Defense — 0.8%
TransDigm Group, Inc.	4,206	$2,213,534

Aerospace/Defense-Equipment — 1.5%
Aerojet Rocketdyne Holdings, Inc.†	98,443	4,255,691

Applications Software — 2.4%
HubSpot, Inc.†	24,211	3,755,126
RealPage, Inc.†	55,764	3,376,510

		7,131,636

Athletic Equipment — 1.0%
Fox Factory Holding Corp.†	49,667	3,026,707

Brewery — 1.2%
Boston Beer Co., Inc., Class A†	9,079	3,399,722

Building & Construction Products-Misc. — 2.3%
Armstrong World Industries, Inc.	23,206	2,170,457
Summit Materials, Inc., Class A†	198,920	4,561,236

		6,731,693

Building-Maintenance & Services — 0.6%
ServiceMaster Global Holdings, Inc.†	44,983	1,816,414

Chemicals-Specialty — 0.8%
Ingevity Corp.†	27,527	2,318,049

Commercial Services — 2.8%
CoStar Group, Inc.†	4,864	2,672,865
HMS Holdings Corp.†	73,437	2,400,656
Morningstar, Inc.	19,419	3,142,771

		8,216,292

Computer Data Security — 2.4%
Qualys, Inc.†	28,978	2,472,693
Rapid7, Inc.†	89,110	4,463,520

		6,936,213

Computers-Integrated Systems — 1.0%
Cubic Corp.	39,778	2,933,230

Consulting Services — 0.8%
Booz Allen Hamilton Holding Corp.	31,412	2,210,462

Containers-Paper/Plastic — 0.8%
Berry Global Group, Inc.†	54,922	2,279,812

Diagnostic Equipment — 2.0%
BioTelemetry, Inc.†	46,611	1,834,609
Repligen Corp.†	50,510	4,015,040

		5,849,649

Distribution/Wholesale — 3.4%
G-III Apparel Group, Ltd.†	55,516	1,394,006
IAA, Inc.†	89,800	3,425,870
KAR Auction Services, Inc.	89,801	2,232,453
Pool Corp.	13,947	2,892,608

		9,944,937

Diversified Manufacturing Operations — 0.8%
ITT, Inc.	37,721	2,242,513

Drug Delivery Systems — 0.6%
DexCom, Inc.†	12,380	1,909,491

E-Commerce/Products — 0.7%
Etsy, Inc.†	48,673	2,165,462

Electric Products-Misc. — 0.9%
Littelfuse, Inc.	14,994	2,632,497

Electronic Components-Misc. — 0.7%
OSI Systems, Inc.†	21,760	2,159,462

Electronic Components-Semiconductors — 4.7%
Lattice Semiconductor Corp.†	224,994	4,407,633
Monolithic Power Systems, Inc.	24,032	3,602,877
Semtech Corp.†	62,383	3,147,846
Silicon Laboratories, Inc.†	23,636	2,511,089

		13,669,445

Electronic Measurement Instruments — 1.1%
FLIR Systems, Inc.	61,332	3,162,278

Electronics-Military — 0.7%
Mercury Systems, Inc.†	27,747	2,043,844

Engineering/R&D Services — 1.2%
KBR, Inc.	126,463	3,561,198

Enterprise Software/Service — 5.1%
Black Knight, Inc.†	82,935	5,324,427
Blackline, Inc.†	44,982	2,102,459
Guidewire Software, Inc.†	26,809	3,022,447
LivePerson, Inc.†	36,608	1,502,758
Pegasystems, Inc.	39,478	2,969,140

		14,921,231

Entertainment Software — 0.7%
Take-Two Interactive Software, Inc.†	16,601	1,997,930

Finance-Investment Banker/Broker — 0.7%
E*TRADE Financial Corp.	46,312	1,935,378

Finance-Other Services — 1.2%
Cboe Global Markets, Inc.	30,600	3,523,590

Food-Misc./Diversified — 0.8%
Lancaster Colony Corp.	16,182	2,252,211

Health Care Cost Containment — 0.7%
HealthEquity, Inc.†	35,723	2,028,709

Insurance Brokers — 0.7%
eHealth, Inc.†	30,042	2,074,100

Insurance-Multi-line — 1.1%
Assurant, Inc.	25,568	3,223,358

Insurance-Property/Casualty — 0.7%
Hanover Insurance Group, Inc.	15,335	2,019,773

Internet Application Software — 1.9%
Anaplan, Inc.†	47,691	2,251,015
Zendesk, Inc.†	48,374	3,417,623

		5,668,638

Investment Management/Advisor Services — 1.8%
Blucora, Inc.†	71,401	1,544,404
LPL Financial Holdings, Inc.	46,915	3,792,608

		5,337,012

Lasers-System/Components — 0.6%
II-VI, Inc.†	53,233	1,764,674

Lighting Products & Systems — 1.1%
Universal Display Corp.	15,479	3,098,586

Machinery-Electrical — 0.8%
BWX Technologies, Inc.	40,776	2,369,086

Machinery-General Industrial — 3.1%
Altra Industrial Motion Corp.	115,747	3,565,007
Crane Co.	29,232	2,236,833
Welbilt, Inc.†	173,143	3,282,791

		9,084,631

Medical Imaging Systems — 0.6%
Lantheus Holdings, Inc.†	86,923	1,812,345

Medical Instruments — 3.1%
Bio-Techne Corp.	20,267	4,218,981
Integra LifeSciences Holdings Corp.†	35,718	2,073,787
LivaNova PLC†	37,272	2,636,249

		8,929,017

Medical Labs & Testing Services — 2.7%
Catalent, Inc.†	59,429	2,891,221
Natera, Inc.†	46,070	1,774,616
Syneos Health, Inc.†	66,468	3,333,370

		7,999,207

Medical Products — 2.7%
Haemonetics Corp.†	20,643	2,492,230
Hill-Rom Holdings, Inc.	22,906	2,398,029
Penumbra, Inc.†	18,727	2,920,850

		7,811,109

Medical-Biomedical/Gene — 1.1%
Amicus Therapeutics, Inc.†	181,739	1,532,060
Sage Therapeutics, Inc.†	12,423	1,685,180

		3,217,240

Medical-Drugs — 1.4%
Coherus Biosciences, Inc.†	99,250	1,723,972
Horizon Therapeutics PLC†	86,479	2,500,108

		4,224,080

Medical-Outpatient/Home Medical — 1.3%
LHC Group, Inc.†	35,467	3,935,773

Medical-Wholesale Drug Distribution — 0.5%
Premier, Inc., Class A†	46,167	1,504,121

Non-Hazardous Waste Disposal — 1.7%
Casella Waste Systems, Inc., Class A†	111,064	4,841,280

Oil Companies-Exploration & Production — 1.1%
Parsley Energy, Inc., Class A	204,287	3,229,777

Patient Monitoring Equipment — 2.2%
Insulet Corp.†	26,322	3,825,113
Masimo Corp.†	18,282	2,665,333

		6,490,446

Power Converter/Supply Equipment — 0.9%
Generac Holdings, Inc.†	27,279	2,634,606

Racetracks — 1.1%
Penn National Gaming, Inc.†	152,824	3,257,444

Real Estate Investment Trusts — 1.6%
CoreSite Realty Corp.	21,634	2,541,995
Physicians Realty Trust	120,845	2,256,176

		4,798,171

Recreational Centers — 0.9%
Planet Fitness, Inc., Class A†	42,652	2,715,226

Recreational Vehicles — 1.0%
Brunswick Corp.	50,520	2,942,285

Retail-Discount — 0.7%
Ollie’s Bargain Outlet Holdings, Inc.†	30,948	1,976,958

Retail-Floor Coverings — 0.5%
Floor & Decor Holdings, Inc., Class A†	31,500	1,443,645

Retail-Misc./Diversified — 1.0%
Five Below, Inc.†	22,590	2,826,235

Retail-Restaurants — 2.9%
Dunkin’ Brands Group, Inc.	31,024	2,439,107
Texas Roadhouse, Inc.	29,030	1,640,195
Wendy’s Co.	108,772	2,303,791
Wingstop, Inc.	25,865	2,157,917

		8,541,010

Satellite Telecom — 0.9%
Iridium Communications, Inc.†	102,167	2,500,026

Schools — 3.0%
Bright Horizons Family Solutions, Inc.†	20,516	3,047,036
Chegg, Inc.†	52,928	1,622,773
Grand Canyon Education, Inc.†	26,259	2,414,778
Strategic Education, Inc.	12,979	1,596,806

		8,681,393

Security Services — 1.9%
Brink’s Co.	64,354	5,467,516

Semiconductor Equipment — 1.7%
Entegris, Inc.	101,559	4,874,832

Television — 0.8%
World Wrestling Entertainment, Inc., Class A	43,893	2,459,764

Therapeutics — 2.5%
GW Pharmaceuticals PLC ADR†	18,081	2,419,599
Neurocrine Biosciences, Inc.†	32,426	3,226,063
Sarepta Therapeutics, Inc.†	19,237	1,597,825

		7,243,487

Transport-Truck — 0.8%
Old Dominion Freight Line, Inc.	13,255	2,413,470

Veterinary Diagnostics — 0.9%
Neogen Corp.†	40,460	2,632,328

Web Hosting/Design — 0.9%
Q2 Holdings, Inc.†	34,906	2,495,430

TOTAL INVESTMENTS (cost $254,124,464)	98.6%	288,007,359
Other assets less liabilities	1.4	4,132,758

NET ASSETS	100.0%	$292,140,117

†	Non-income producing security

ADR — American Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2019 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$288,007,359	$—	$—	$288,007,359

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Invesco VCP Equity-Income Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2019 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 61.4%
Aerospace/Defense — 1.5%
General Dynamics Corp.	128,350	$22,692,280

Agricultural Biotech — 0.6%
Corteva, Inc.	348,962	9,205,618

Agricultural Chemicals — 0.6%
Nutrien, Ltd.	178,414	8,526,405

Apparel Manufacturers — 1.0%
Capri Holdings, Ltd.†	503,849	15,654,588

Auto-Cars/Light Trucks — 1.8%
General Motors Co.	742,066	27,575,173

Banks-Commercial — 2.1%
BB&T Corp.	260,917	13,841,647
Citizens Financial Group, Inc.	505,976	17,790,116

		31,631,763

Banks-Super Regional — 2.5%
PNC Financial Services Group, Inc.	172,598	25,320,127
Wells Fargo & Co.	247,716	12,789,577

		38,109,704

Building Products-Air & Heating — 1.0%
Johnson Controls International PLC	359,252	15,566,389

Cable/Satellite TV — 2.6%
Charter Communications, Inc., Class A†	57,249	26,784,517
Comcast Corp., Class A	272,231	12,201,394

		38,985,911

Cellular Telecom — 0.7%
Vodafone Group PLC	5,295,777	10,797,460

Chemicals-Diversified — 1.2%
Dow, Inc.	182,078	9,193,118
DuPont de Nemours, Inc.	134,344	8,854,613

		18,047,731

Computer Services — 0.9%
Cognizant Technology Solutions Corp., Class A	228,163	13,904,253

Computers — 1.0%
Apple, Inc.	64,080	15,940,541

Cruise Lines — 1.1%
Carnival Corp.	405,341	17,385,076

Diversified Banking Institutions — 7.9%
Bank of America Corp.(1)	1,001,174	31,306,711
Citigroup, Inc.	399,273	28,691,758
Goldman Sachs Group, Inc.	81,273	17,342,033
JPMorgan Chase & Co.	124,613	15,566,656
Morgan Stanley	602,832	27,760,413

		120,667,571

Diversified Manufacturing Operations — 1.0%
Ingersoll-Rand PLC	123,251	15,639,319

E-Commerce/Products — 0.8%
eBay, Inc.	366,082	12,904,391

Electric-Integrated — 1.4%
Duke Energy Corp.	61,635	5,809,715
Exelon Corp.	173,449	7,890,195
FirstEnergy Corp.	173,909	8,403,283

		22,103,193

Electronic Components-Semiconductors — 1.3%
Intel Corp.	360,731	20,392,123

Enterprise Software/Service — 1.7%
Oracle Corp.	480,384	26,176,124

Food-Misc./Diversified — 2.3%
Kellogg Co.	155,976	9,909,155
Mondelez International, Inc., Class A	466,235	24,454,026

		34,363,181

Food-Wholesale/Distribution — 1.1%
US Foods Holding Corp.†	405,152	16,072,380

Insurance Brokers — 1.1%
Willis Towers Watson PLC	85,860	16,047,234

Insurance-Life/Health — 0.5%
AXA Equitable Holdings, Inc.	362,815	7,836,804

Insurance-Multi-line — 0.7%
Voya Financial, Inc.	208,448	11,247,854

Medical Instruments — 1.3%
Alcon, Inc.†	113,904	6,726,860
Medtronic PLC	113,330	12,341,637

		19,068,497

Medical Products — 0.9%
Zimmer Biomet Holdings, Inc.	93,933	12,984,359

Medical-Biomedical/Gene — 0.7%
Celgene Corp.†	94,751	10,235,951

Medical-Drugs — 5.5%
Bristol-Myers Squibb Co.	276,877	15,884,433
GlaxoSmithKline PLC	330,126	7,563,043
Johnson & Johnson	258,975	34,195,059
Novartis AG	17,145	1,496,212
Pfizer, Inc.	301,857	11,582,253
Sanofi	144,413	13,307,089

		84,028,089

Medical-HMO — 0.6%
Anthem, Inc.	35,204	9,472,692

Medical-Wholesale Drug Distribution — 0.9%
McKesson Corp.	98,644	13,119,652

Networking Products — 1.0%
Cisco Systems, Inc.	306,749	14,573,645

Oil Companies-Exploration & Production — 2.1%
Canadian Natural Resources, Ltd.	376,131	9,483,950
Devon Energy Corp.	575,449	11,670,106
Marathon Oil Corp.	967,695	11,157,523

		32,311,579

Oil Companies-Integrated — 3.3%
BP PLC	2,609,400	16,538,765
Chevron Corp.	130,344	15,138,152
Royal Dutch Shell PLC, Class A	645,395	18,668,160

		50,345,077

Oil-Field Services — 0.8%
TechnipFMC PLC	612,839	12,091,313

Pharmacy Services — 1.0%
CVS Health Corp.	235,969	15,665,982

Retail-Building Products — 0.5%
Kingfisher PLC	2,885,286	7,744,008

Semiconductor Components-Integrated Circuits — 1.4%
NXP Semiconductors NV	62,626	7,119,324
QUALCOMM, Inc.	179,918	14,472,604

		21,591,928

Tobacco — 2.0%
Philip Morris International, Inc.	383,741	31,251,867

Transport-Rail — 1.0%
CSX Corp.	218,175	15,331,157

Total Common Stocks (cost $850,513,429)		937,288,862

CONVERTIBLE PREFERRED SECURITIES — 0.1%
Investment Management/Advisor Services — 0.1%
AMG Capital Trust II 5.15%	40,900	2,004,100

Pipelines — 0.0%
El Paso Energy Capital Trust I 4.75%	800	41,960

Total Convertible Preferred Securities (cost $2,502,039)		2,046,060

PREFERRED SECURITIES — 0.0%
Banks-Super Regional — 0.0%
Wells Fargo & Co. Series Q 5.85% (cost $30,000)	1,200	32,316

PREFERRED SECURITIES/CAPITAL SECURITIES — 0.0%
Diversified Banking Institutions — 0.0%
JPMorgan Chase & Co. Series V 5.42% due 01/01/2020(2) (cost $200,000)	$200,000	201,400

U.S. CONVERTIBLE BONDS & NOTES — 7.4%
Applications Software — 0.3%
Nuance Communications, Inc. Senior Notes 1.00% due 12/15/2035	1,803,000	1,752,743
Nuance Communications, Inc. Senior Notes 1.25% due 04/01/2025	1,775,000	1,865,969
RealPage, Inc. Senior Notes 1.50% due 11/15/2022	626,000	957,304

		4,576,016

Broadcast Services/Program — 0.0%
Liberty Media Corp-Liberty Formula One Senior Notes 1.00% due 01/30/2023	440,000	556,994

Cable/Satellite TV — 0.4%
DISH Network Corp. Senior Notes 3.38% due 08/15/2026	6,251,000	5,845,068

Commercial Services-Finance — 0.1%
Euronet Worldwide, Inc. Senior Notes 0.75% due 03/15/2049*	684,000	777,870

Computers-Memory Devices — 0.3%
SanDisk LLC Company Guar. Notes 0.50% due 10/15/2020	2,198,000	1,912,656
Western Digital Corp. Company Guar. Notes 1.50% due 02/01/2024	2,183,000	2,070,201

		3,982,857

Drug Delivery Systems — 0.5%
DexCom, Inc. Senior Notes 0.75% due 05/15/2022	2,280,000	3,716,656
DexCom, Inc. Senior Notes 0.75% due 12/01/2023*	3,329,000	3,978,291

		7,694,947

E-Commerce/Services — 0.3%
IAC Financeco 3, Inc. Company Guar. Notes 2.00% due 01/15/2030*	3,984,000	4,431,070

Electronic Components-Semiconductors — 0.6%
Cree, Inc. Senior Notes 0.88% due 09/01/2023	3,673,000	3,961,191
Microchip Technology, Inc. Senior Sub. Notes 1.63% due 02/15/2027	1,720,000	2,251,624
ON Semiconductor Corp. Company Guar. Notes 1.00% due 12/01/2020	1,666,000	2,016,108
Silicon Laboratories, Inc. Senior Notes 1.38% due 03/01/2022	510,000	644,470

		8,873,393

Enterprise Software/Service — 0.2%
Workday, Inc. Senior Notes 0.25% due 10/01/2022	2,245,000	2,855,179

Finance-Investment Banker/Broker — 0.3%
GS Finance Corp. Senior Notes 0.25% due 07/08/2024(3)	5,346,000	5,280,672

Finance-Other Services — 1.8%
Convertible Trust - Consumer Series 2018-1 Senior Notes 0.25% due 01/17/2024(3)	6,174,000	6,308,593
Convertible Trust - Energy Series 2019-1 Senior Notes 0.33% due 09/19/2024(3)	6,944,000	6,934,973
Convertible Trust - Healthcare Series 2018-1 Senior Notes 0.25% due 02/05/2024(3)	6,038,000	6,394,846

Convertible Trust - Media Series 2019-1 Senior Notes 0.25% due 12/04/2024(3)(4)	6,944,000	7,307,865

		26,946,277

Internet Security — 0.2%
FireEye, Inc. Senior Notes Series A 1.00% due 06/01/2035	1,641,000	1,622,051
FireEye, Inc. Senior Notes Series B 1.63% due 06/01/2035	1,663,000	1,591,544

		3,213,595

Medical Instruments — 0.2%
NuVasive, Inc. Senior Notes 2.25% due 03/15/2021	1,978,000	2,481,776

Medical Products — 0.3%
Wright Medical Group, Inc. Company Guar. Notes 1.63% due 06/15/2023	4,222,000	4,032,806

Medical-Biomedical/Gene — 0.2%
BioMarin Pharmaceutical, Inc. Senior Sub. Notes 1.50% due 10/15/2020	2,388,000	2,506,349
Medicines Co. Senior Notes 2.75% due 07/15/2023	929,000	1,160,670

		3,667,019

Medical-Drugs — 0.1%
Pacira Pharmaceuticals, Inc. Senior Notes 2.38% due 04/01/2022	971,000	981,244
Supernus Pharmaceuticals, Inc. Senior Notes 0.63% due 04/01/2023	1,171,000	1,078,007

		2,059,251

Oil-Field Services — 0.1%
Helix Energy Solutions Group, Inc. Senior Notes 4.25% due 05/01/2022	830,000	850,750
Oil States International, Inc. Senior Notes 1.50% due 02/15/2023	1,585,000	1,341,737

		2,192,487

Patient Monitoring Equipment — 0.1%
Insulet Corp. Senior Notes 1.38% due 11/15/2024	461,000	764,972

Telecom Equipment-Fiber Optics — 0.4%
Finisar Corp. Company Guar. Notes 0.50% due 12/15/2036	855,000	855,533
Viavi Solutions, Inc. Senior Notes 1.00% due 03/01/2024	1,625,000	2,177,500
Viavi Solutions, Inc. Senior Notes 1.75% due 06/01/2023	2,411,000	3,128,398

		6,161,431

Telephone-Integrated — 0.2%
GCI Liberty, Inc. Senior Notes 1.75% due 09/30/2046*	2,371,000	3,187,928

Television — 0.6%
Liberty Media Corp. Senior Notes 1.38% due 10/15/2023	6,373,000	8,041,707
Liberty Media Corp. Senior Notes 2.25% due 09/30/2046	1,668,052	959,566

		9,001,273

Theaters — 0.2%
Live Nation Entertainment, Inc. Senior Notes 2.50% due 03/15/2023	2,209,000	2,702,467

Therapeutics — 0.1%
Neurocrine Biosciences, Inc. Senior Notes 2.25% due 05/15/2024	1,623,000	2,368,645

Total U.S. Convertible Bonds & Notes (cost $104,131,388)		113,653,993

U.S. CORPORATE BONDS & NOTES — 9.9%
Aerospace/Defense — 0.2%
BAE Systems Holdings, Inc. Company Guar. Notes 2.85% due 12/15/2020*	214,000	215,606
General Dynamics Corp. Company Guar. Notes 2.88% due 05/11/2020	505,000	507,530
Raytheon Co. Senior Notes 3.13% due 10/15/2020	2,790,000	2,823,815

		3,546,951

Aerospace/Defense-Equipment — 0.0%
United Technologies Corp. Senior Notes 4.45% due 11/16/2038	344,000	408,150

Airlines — 0.1%
American Airlines Pass-Through Trust Pass-Through Certs. Series 2014-1, Class A 3.70% due 04/01/2028	43,592	46,076

United Airlines Pass-Through Trust Pass-Through Certs. Series 2018-1, Class AA 3.50% due 09/01/2031	950,147	992,106
United Airlines Pass-Through Trust Pass-Through Certs. Series 2014-2, Class A 3.75% due 03/03/2028	46,416	49,241

		1,087,423

Applications Software — 0.0%
Microsoft Corp. Senior Notes 3.50% due 02/12/2035	120,000	131,575

Auto-Cars/Light Trucks — 0.2%
Daimler Finance North America LLC Company Guar. Notes 2.25% due 03/02/2020*	1,450,000	1,451,345
Ford Motor Credit Co. LLC Senior Notes 3.10% due 05/04/2023	419,000	413,567
Ford Motor Credit Co. LLC Senior Notes 3.81% due 01/09/2024	845,000	846,414
Ford Motor Credit Co. LLC Senior Notes 4.13% due 08/04/2025	220,000	219,259
General Motors Co. Senior Notes 6.60% due 04/01/2036	320,000	371,498
General Motors Financial Co., Inc. Company Guar. Notes 5.25% due 03/01/2026	304,000	329,910

		3,631,993

Banks-Commercial — 0.2%
Citizens Financial Group, Inc. Senior Notes 2.38% due 07/28/2021	800,000	803,483
Discover Bank Senior Notes 3.35% due 02/06/2023	1,500,000	1,548,481

		2,351,964

Banks-Super Regional — 0.2%
PNC Financial Services Group, Inc. Senior Notes 3.45% due 04/23/2029	815,000	877,789
US Bancorp Sub. Notes Series W 3.10% due 04/27/2026	750,000	785,144
Wells Fargo & Co. Senior Notes 3.55% due 09/29/2025	260,000	275,694
Wells Fargo & Co. Sub. Notes 4.10% due 06/03/2026	200,000	215,198
Wells Fargo & Co. Sub. Notes 4.65% due 11/04/2044	170,000	200,255

		2,354,080

Brewery — 0.1%
Anheuser-Busch Cos LLC/Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.70% due 02/01/2036	570,000	661,837
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.90% due 02/01/2046	641,000	768,920
Molson Coors Brewing Co. Company Guar. Notes 4.20% due 07/15/2046	282,000	278,684

		1,709,441

Building-Residential/Commercial — 0.0%
MDC Holdings, Inc. Company Guar. Notes 6.00% due 01/15/2043	10,000	10,413

Cable/Satellite TV — 0.4%
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.46% due 07/23/2022	845,000	888,317
Comcast Corp. Company Guar. Notes 2.75% due 03/01/2023	2,000,000	2,052,843
Comcast Corp. Company Guar. Notes 3.90% due 03/01/2038	1,350,000	1,479,981
Comcast Corp. Company Guar. Notes 4.15% due 10/15/2028	1,335,000	1,507,990
Comcast Corp. Company Guar. Notes 4.60% due 10/15/2038	425,000	504,993

		6,434,124

Chemicals-Diversified — 0.0%
Eastman Chemical Co. Senior Notes 2.70% due 01/15/2020	544,000	544,409

Coatings/Paint — 0.0%
Sherwin-Williams Co. Senior Notes 4.50% due 06/01/2047	512,000	574,303

Computer Services — 0.0%
DXC Technology Co. Senior Notes 4.45% due 09/18/2022	30,000	31,390

Computers — 0.2%
Apple, Inc. Senior Notes 2.15% due 02/09/2022	126,000	127,146

Apple, Inc. Senior Notes 3.35% due 02/09/2027	1,425,000	1,529,199
Dell International LLC/EMC Corp. Senior Sec. Notes 8.35% due 07/15/2046*	189,000	251,668
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 5.45% due 06/15/2023*	711,000	772,910

		2,680,923

Containers-Paper/Plastic — 0.0%
Packaging Corp. of America Senior Notes 4.50% due 11/01/2023	77,000	82,576

Data Processing/Management — 0.1%
Fiserv, Inc. Senior Notes 3.80% due 10/01/2023	1,620,000	1,716,972

Diversified Banking Institutions — 0.9%
Bank of America Corp. Senior Notes 3.25% due 10/21/2027	2,000,000	2,079,474
Citigroup, Inc. Senior Notes 3.67% due 07/24/2028	790,000	835,885
Citigroup, Inc. Sub. Notes 4.75% due 05/18/2046	1,500,000	1,763,029
Citigroup, Inc. Sub. Notes 5.30% due 05/06/2044	20,000	25,131
Citigroup, Inc. Sub. Notes 6.68% due 09/13/2043	30,000	43,534
Goldman Sachs Group, Inc. Sub. Notes 4.25% due 10/21/2025	1,300,000	1,400,296
JPMorgan Chase & Co. Senior Notes 3.20% due 06/15/2026	750,000	784,820
JPMorgan Chase & Co. Senior Notes 3.51% due 01/23/2029	1,400,000	1,478,052
JPMorgan Chase & Co. Senior Notes 3.90% due 01/23/2049	1,400,000	1,553,673
JPMorgan Chase & Co. Senior Notes 4.26% due 02/22/2048	1,500,000	1,750,562
Morgan Stanley Senior Notes 3.88% due 01/27/2026	1,000,000	1,080,093
Morgan Stanley Senior Notes 4.00% due 07/23/2025	210,000	227,746

		13,022,295

E-Commerce/Products — 0.1%
Amazon.com, Inc. Senior Notes 2.60% due 12/05/2019	1,900,000	1,900,028
Amazon.com, Inc. Senior Notes 4.80% due 12/05/2034	18,000	22,471

		1,922,499

Electric-Distribution — 0.1%
Oglethorpe Power Corp. 1st Mtg. Bonds 4.55% due 06/01/2044	200,000	220,749
Sempra Energy Senior Notes 3.80% due 02/01/2038	1,140,000	1,159,440

		1,380,189

Electric-Integrated — 0.3%
Georgia Power Co. Senior Notes 2.00% due 03/30/2020	2,304,000	2,304,692
NextEra Energy Capital Holdings, Inc. Company Guar. Notes 3.55% due 05/01/2027	1,715,000	1,827,033

		4,131,725

Electronic Components-Semiconductors — 0.2%
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.63% due 01/15/2024	1,295,000	1,333,209
Texas Instruments, Inc. Senior Notes 2.63% due 05/15/2024	840,000	865,325

		2,198,534

Electronic Parts Distribution — 0.1%
Avnet, Inc. Senior Notes 4.63% due 04/15/2026	1,250,000	1,334,140

Finance-Consumer Loans — 0.1%
Synchrony Financial Senior Notes 3.95% due 12/01/2027	2,075,000	2,161,696

Finance-Credit Card — 0.2%
American Express Co. Sub. Notes 3.63% due 12/05/2024	54,000	57,410

Capital One Financial Corp. Senior Notes 3.20% due 01/30/2023	2,750,000	2,826,086

		2,883,496

Finance-Leasing Companies — 0.1%
Air Lease Corp. Senior Notes 3.00% due 09/15/2023	929,000	945,048
Air Lease Corp. Senior Notes 4.25% due 09/15/2024	165,000	177,128

		1,122,176

Food-Confectionery — 0.2%
JM Smucker Co. Senior Notes 2.50% due 03/15/2020	3,679,000	3,685,011

Food-Misc./Diversified — 0.0%
Kraft Heinz Foods Co. Company Guar. Notes 4.63% due 10/01/2039*	615,000	628,396

Gas-Distribution — 0.1%
NiSource, Inc. Senior Notes 4.38% due 05/15/2047	903,000	1,019,467

Insurance Brokers — 0.0%
Willis North America, Inc. Company Guar. Notes 3.60% due 05/15/2024	610,000	638,415

Insurance-Life/Health — 0.5%
Athene Global Funding Sec.Notes 2.75% due 06/25/2024*	315,000	318,433
Athene Global Funding Sec. Notes 4.00% due 01/25/2022*	2,900,000	3,007,059
Jackson National Life Global Funding Senior Sec. Notes 2.10% due 10/25/2021*	1,500,000	1,503,880
Jackson National Life Global Funding Senior Sec. Notes 3.25% due 01/30/2024*	1,000,000	1,040,826
Nationwide Financial Services, Inc. Senior Notes 5.30% due 11/18/2044*	610,000	719,252
Prudential Financial, Inc. Senior Notes 3.94% due 12/07/2049	30,000	32,793
Reliance Standard Life Global Funding II Senior Sec. Notes 3.05% due 01/20/2021*	355,000	358,980

		6,981,223

Insurance-Multi-line — 0.3%
Allstate Corp. Senior Notes 3.28% due 12/15/2026	665,000	712,148
American Financial Group, Inc. Senior Notes 4.50% due 06/15/2047	2,050,000	2,264,160
Guardian Life Global Funding Sec. Notes 2.90% due 05/06/2024*	815,000	842,136
Metropolitan Life Global Funding I Sec. Notes 2.05% due 06/12/2020*	1,000,000	1,001,149

		4,819,593

Insurance-Mutual — 0.2%
Liberty Mutual Group, Inc. Company Guar. Notes 4.85% due 08/01/2044*	1,650,000	1,904,809
MassMutual Global Funding II Sec. Notes 2.00% due 04/15/2021*	1,635,000	1,635,045

		3,539,854

Insurance-Property/Casualty — 0.1%
Markel Corp. Senior Notes 5.00% due 05/20/2049	565,000	656,108
Travelers Cos., Inc. Senior Notes 4.60% due 08/01/2043	10,000	12,372

		668,480

Insurance-Reinsurance — 0.2%
PartnerRe Finance B LLC Company Guar. Notes 3.70% due 07/02/2029	1,240,000	1,300,444
Reinsurance Group of America, Inc. Senior Notes 4.70% due 09/15/2023	1,040,000	1,132,360

		2,432,804

Investment Management/Advisor Services — 0.2%
Blackstone Holdings Finance Co. LLC Company Guar. Notes 5.00% due 06/15/2044*	2,915,000	3,567,059

Medical Instruments — 0.0%
Medtronic, Inc. Company Guar. Notes 3.15% due 03/15/2022	68,000	70,148
Medtronic, Inc. Company Guar. Notes 4.38% due 03/15/2035	42,000	50,121

		120,269

Medical Labs & Testing Services — 0.0%
Laboratory Corp. of America Holdings Senior Notes 3.20% due 02/01/2022	100,000	102,209

Laboratory Corp. of America Holdings Senior Notes 4.70% due 02/01/2045	43,000	47,983

		150,192

Medical Products — 0.0%
Becton Dickinson and Co. Senior Notes 2.68% due 12/15/2019	12,000	12,004
Becton Dickinson and Co. Senior Notes 4.88% due 05/15/2044	116,000	133,063

		145,067

Medical-Biomedical/Gene — 0.2%
Celgene Corp. Senior Notes 4.00% due 08/15/2023	10,000	10,641
Celgene Corp. Senior Notes 4.63% due 05/15/2044	110,000	132,822
Gilead Sciences, Inc. Senior Notes 2.55% due 09/01/2020	1,900,000	1,910,436
Gilead Sciences, Inc. Senior Notes 4.40% due 12/01/2021	171,000	178,646

		2,232,545

Medical-Drugs — 0.2%
AbbVie, Inc. Senior Notes 4.50% due 05/14/2035	171,000	185,567
Bayer US Finance II LLC Company Guar. Notes 4.38% due 12/15/2028*	1,529,000	1,659,171
Bayer US Finance LLC Company Guar. Notes 3.00% due 10/08/2021*	200,000	202,750
Bristol-Myers Squibb Co. Senior Notes 4.13% due 06/15/2039*	706,000	804,342
Zoetis, Inc. Senior Notes 4.70% due 02/01/2043	5,000	6,062

		2,857,892

Medical-HMO — 0.0%
UnitedHealth Group, Inc. Senior Notes 3.50% due 08/15/2039	636,000	664,787

Non-Hazardous Waste Disposal — 0.0%
Waste Management, Inc. Company Guar. Notes 3.90% due 03/01/2035	84,000	93,364

Oil Companies-Exploration & Production — 0.1%
ConocoPhillips Co. Company Guar. Notes 4.15% due 11/15/2034	37,000	41,338
Noble Energy, Inc. Senior Notes 5.25% due 11/15/2043	20,000	21,589
Occidental Petroleum Corp. Senior Notes 3.20% due 08/15/2026	265,000	268,256
Occidental Petroleum Corp. Senior Notes 3.40% due 04/15/2026	1,300,000	1,323,221

		1,654,404

Pharmacy Services — 0.3%
Cigna Corp. Company Guar. Notes 4.80% due 08/15/2038	2,044,000	2,322,026
CVS Health Corp. Senior Notes 3.38% due 08/12/2024	40,000	41,663
CVS Health Corp. Senior Notes 4.10% due 03/25/2025	1,352,000	1,452,451
CVS Pass-Through Trust Pass-Through Certs. 6.04% due 12/10/2028	945,046	1,064,300

		4,880,440

Pipelines — 0.7%
Energy Transfer Operating LP Company Guar. Notes 4.20% due 09/15/2023	2,062,000	2,179,066
Energy Transfer Operating LP Company Guar. Notes 4.90% due 03/15/2035	67,000	69,990
Energy Transfer Operating LP Company Guar. Notes 7.50% due 10/15/2020	2,910,000	3,053,339
Enterprise Products Operating LLC Company Guar. Notes 4.25% due 02/15/2048	1,337,000	1,434,691
Kinder Morgan, Inc. Company Guar. Notes 5.30% due 12/01/2034	28,000	32,226
MPLX LP Senior Notes 4.50% due 07/15/2023	2,250,000	2,389,898
MPLX LP Senior Notes 4.50% due 04/15/2038	1,336,000	1,365,164
Spectra Energy Partners LP Company Guar. Notes 4.50% due 03/15/2045	101,000	110,719
Sunoco Logistics Partners Operations LP Company Guar. Notes 5.30% due 04/01/2044	65,000	68,964
Sunoco Logistics Partners Operations LP Company Guar. Notes 5.50% due 02/15/2020	40,000	40,335

		10,744,392

Private Equity — 0.4%
Apollo Management Holdings LP Company Guar. Notes 4.00% due 05/30/2024*	3,000,000	3,156,787
Carlyle Holdings Finance LLC Company Guar. Notes 3.88% due 02/01/2023*	335,000	347,319
KKR Group Finance Co III LLC Company Guar. Notes 5.13% due 06/01/2044*	2,480,000	2,948,032

		6,452,138

Real Estate Investment Trusts — 1.1%
Brixmor Operating Partnership LP Senior Notes 3.65% due 06/15/2024	2,000,000	2,086,795
Crown Castle International Corp. Senior Notes 4.75% due 05/15/2047	1,160,000	1,366,761
EPR Properties Company Guar. Notes 4.75% due 12/15/2026	2,095,000	2,282,427
Government Properties Income Trust Senior Notes 4.00% due 07/15/2022	2,500,000	2,555,887
HCP, Inc. Senior Notes 3.88% due 08/15/2024	1,320,000	1,415,719
HCP, Inc. Senior Notes 4.20% due 03/01/2024	100,000	107,974
Highwoods Realty LP Senior Notes 3.20% due 06/15/2021	200,000	202,936
Hospitality Properties Trust Senior Notes 5.00% due 08/15/2022	1,550,000	1,622,650
Regency Centers LP Company Guar. Notes 2.95% due 09/15/2029	875,000	880,323
Regency Centers LP Company Guar. Notes 4.65% due 03/15/2049	500,000	599,442
Sovran Acquisition LP Company Guar. Notes 3.50% due 07/01/2026	497,000	513,680
Ventas Realty LP Company Guar. Notes 5.70% due 09/30/2043	2,182,000	2,831,848

		16,466,442

Retail-Auto Parts — 0.1%
Advance Auto Parts, Inc. Company Guar. Notes 4.50% due 12/01/2023	1,480,000	1,595,996
O’Reilly Automotive, Inc. Senior Notes 4.88% due 01/14/2021	20,000	20,545

		1,616,541

Retail-Building Products — 0.1%
Home Depot, Inc. Senior Notes 2.00% due 04/01/2021	734,000	736,612
Lowe’s Cos., Inc. Senior Notes 4.55% due 04/05/2049	682,000	782,618

		1,519,230

Retail-Discount — 0.0%
Dollar General Corp. Senior Notes 3.25% due 04/15/2023	40,000	41,478

Retail-Drug Store — 0.0%
Walgreens Boots Alliance, Inc. Senior Notes 3.30% due 11/18/2021	94,000	96,086
Walgreens Boots Alliance, Inc. Senior Notes 4.50% due 11/18/2034	69,000	74,234

		170,320

Retail-Mail Order — 0.0%
QVC, Inc. Senior Sec. Notes 5.45% due 08/15/2034	100,000	100,705

Retail-Restaurants — 0.1%
Starbucks Corp. Senior Notes 3.55% due 08/15/2029	815,000	886,565

Semiconductor Equipment — 0.2%
Applied Materials, Inc. Senior Notes 2.63% due 10/01/2020	2,505,000	2,520,456

Telephone-Integrated — 0.4%
AT&T, Inc. Senior Notes 3.00% due 06/30/2022	115,000	117,472
AT&T, Inc. Senior Notes 3.40% due 05/15/2025	2,800,000	2,933,847
AT&T, Inc. Senior Notes 4.30% due 02/15/2030	527,000	579,621
AT&T, Inc. Senior Notes 4.50% due 05/15/2035	102,000	112,521
AT&T, Inc. Senior Notes 4.80% due 06/15/2044	1,500,000	1,670,388
AT&T, Inc. Senior Notes 5.15% due 03/15/2042	220,000	255,591
AT&T, Inc. Senior Notes 5.15% due 11/15/2046	25,000	29,073
Verizon Communications, Inc. Senior Notes 4.13% due 08/15/2046	204,000	229,556

Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034	45,000	51,948
Verizon Communications, Inc. Senior Notes 4.81% due 03/15/2039	39,000	47,426

		6,027,443

Tobacco — 0.1%
Altria Group, Inc. Company Guar. Notes 5.80% due 02/14/2039	1,378,000	1,584,319
Philip Morris International, Inc. Senior Notes 3.60% due 11/15/2023	15,000	15,820
Philip Morris International, Inc. Senior Notes 4.88% due 11/15/2043	35,000	41,222

		1,641,361

Transport-Equipment & Leasing — 0.3%
Aviation Capital Group Corp. Senior Notes 2.88% due 01/20/2022*	1,400,000	1,407,745
Aviation Capital Group Corp. Senior Notes 4.88% due 10/01/2025*	2,280,000	2,463,523

		3,871,268

Transport-Rail — 0.0%
Norfolk Southern Corp. Senior Notes 3.40% due 11/01/2049	537,000	537,727
Union Pacific Corp. Senior Notes 4.15% due 01/15/2045	50,000	55,335
Union Pacific Corp. Senior Notes 4.85% due 06/15/2044	30,000	37,223

		630,285

Transport-Services — 0.0%
FedEx Corp. Company Guar. Notes 4.90% due 01/15/2034	25,000	28,921
FedEx Corp. Company Guar. Notes 5.10% due 01/15/2044	45,000	50,602
United Parcel Service, Inc. Senior Notes 3.40% due 11/15/2046	196,000	201,258

		280,781

Vitamins & Nutrition Products — 0.0%
Mead Johnson Nutrition Co. Company Guar. Notes 4.13% due 11/15/2025	29,000	31,841

Total U.S. Corporate Bonds & Notes (cost $142,918,800)		151,233,945

FOREIGN CORPORATE BONDS & NOTES — 2.2%
Banks-Commercial — 0.8%
ANZ New Zealand International, Ltd. Company Guar. Notes 2.88% due 01/25/2022*	650,000	661,278
Australia & New Zealand Banking Group, Ltd. Senior Notes 2.30% due 06/01/2021	891,000	896,619
Australia & New Zealand Banking Group, Ltd. Senior Notes 2.70% due 11/16/2020	3,375,000	3,402,931
Bank of Montreal Senior Notes 2.10% due 12/12/2019	2,775,000	2,775,610
Commonwealth Bank of Australia Senior Notes 2.25% due 03/10/2020*	2,000,000	2,002,332
National Australia Bank, Ltd. Senior Notes 1.88% due 07/12/2021	1,450,000	1,449,994
Standard Chartered PLC Senior Notes 3.05% due 01/15/2021*	385,000	388,400
Sumitomo Mitsui Banking Corp. Company Guar. Notes 2.65% due 07/23/2020	250,000	251,199
Toronto-Dominion Bank Senior Notes 2.65% due 06/12/2024	670,000	685,707

		12,514,070

Brewery — 0.1%
Heineken NV Senior Notes 3.50% due 01/29/2028*	1,333,000	1,418,614

Cellular Telecom — 0.2%
Rogers Communications, Inc. Company Guar. Notes 4.30% due 02/15/2048	2,190,000	2,447,119
Rogers Communications, Inc. Company Guar. Notes 4.50% due 03/15/2043	30,000	34,222

		2,481,341

Chemicals-Plastics — 0.0%
Montell Finance Co. BV Company Guar. Notes 8.10% due 03/15/2027*	55,000	71,181

Diversified Banking Institutions — 0.4%
HSBC Holdings PLC Senior Notes 2.63% due 11/07/2025	2,090,000	2,090,000

Lloyds Banking Group PLC Senior Notes 3.75% due 01/11/2027	2,200,000	2,326,970
Societe Generale SA Senior Notes 2.63% due 09/16/2020*	310,000	311,998
Societe Generale SA Sub. Notes 5.00% due 01/17/2024*	100,000	108,074
UBS Group Funding Switzerland AG Company Guar. Notes 4.13% due 04/15/2026*	1,000,000	1,093,043

		5,930,085

Finance-Leasing Companies — 0.2%
Aircastle, Ltd. Senior Notes 4.40% due 09/25/2023	3,235,000	3,400,905

Medical-Generic Drugs — 0.0%
Actavis Funding SCS Company Guar. Notes 4.85% due 06/15/2044	200,000	215,401
Mylan NV Company Guar. Notes 3.15% due 06/15/2021	382,000	386,796

		602,197

Oil Companies-Integrated — 0.0%
Suncor Energy, Inc. Senior Notes 3.60% due 12/01/2024	52,000	54,944

Private Equity — 0.0%
Brookfield Asset Management, Inc. Senior Notes 4.00% due 01/15/2025	125,000	133,675

Semiconductor Components-Integrated Circuits — 0.1%
NXP BV/NXP Funding LLC Company Guar. Notes 5.35% due 03/01/2026*	805,000	907,019

Telephone-Integrated — 0.3%
Orange SA Senior Notes 1.63% due 11/03/2019	1,530,000	1,530,000
Telefonica Emisiones SAU Company Guar. Notes 4.67% due 03/06/2038	355,000	388,183
Telefonica Emisiones SAU Company Guar. Notes 5.21% due 03/08/2047	2,000,000	2,325,893
Telefonica Emisiones SAU Company Guar. Notes 7.05% due 06/20/2036	200,000	277,359

		4,521,435

Transport-Equipment & Leasing — 0.1%
SMBC Aviation Capital Finance DAC Company Guar. Notes 2.65% due 07/15/2021*	750,000	755,113

Total Foreign Corporate Bonds & Notes (cost $31,444,801)		32,790,579

FOREIGN CONVERTIBLE BONDS & NOTES — 1.2%
Banks-Commercial — 0.4%
Credit Suisse AG Senior Notes 0.50% due 06/24/2024*	7,110,000	6,649,983

Cable/Satellite TV — 0.2%
Liberty Latin America, Ltd. Senior Notes 2.00% due 07/15/2024*	3,019,000	3,136,957

E-Commerce/Services — 0.2%
Ctrip.com International, Ltd. Senior Notes 1.25% due 09/15/2022	2,490,000	2,492,001

Internet Content-Entertainment — 0.1%
YY, Inc. Senior Notes 1.38% due 06/15/2026*	2,581,000	2,391,105

Medical Products — 0.1%
Wright Medical Group NV Senior Notes 2.25% due 11/15/2021	845,000	994,798

Medical-Drugs — 0.2%
Jazz Investments I, Ltd. Company Guar. Notes 1.88% due 08/15/2021	3,172,000	3,164,029

Total Foreign Convertible Bonds & Notes (cost $19,528,342)		18,828,873

U.S. GOVERNMENT TREASURIES — 12.3%
United States Treasury Bonds — 1.8%
2.88% due 05/15/2049	12,521,100	14,427,633
4.50% due 02/15/2036	9,650,000	13,218,615

		27,646,248

United States Treasury Notes — 10.5%
1.38% due 10/15/2022	11,365,000	11,318,386
1.50% due 10/31/2021	73,355,000	73,314,884
1.50% due 10/31/2024	46,123,400	46,074,754
1.63% due 10/31/2026	18,885,000	18,906,393
1.63% due 08/15/2029	9,828,000	9,769,262

		159,383,679

Total U.S. Government Treasuries (cost $185,339,330)		187,029,927

OPTIONS - PURCHASED — 0.2%
Exchange-Traded Put Options-Purchased(5) (cost $10,848,183)	2,754	3,098,250

TOTAL INVESTMENTS (cost $1,347,456,312)	94.7%	1,446,204,205
Other assets less liabilities	5.3	80,250,905

NET ASSETS	100.0%	$1,526,455,110

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At October 31, 2019, the aggregate value of these securities was $64,478,478 representing 4.2% of net assets.

(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)	Perpetual maturity — maturity date reflects the next call date.
(3)	Exchangeable for basket of securities
(4)	Securities classified as Level 3 (see Note 1).
(5)	Options — Purchased

Exchanged - Traded Put Options - Purchased
Issue	Expiration Month	Strike Price	Number of Contracts	Notional Amount*	Premiums Paid	Value at October 31, 2019	Unrealized Appreciation (Depreciation)
S&P 500 Index	February 2020	$2,500	2,754	$836,544,024	$10,848,183	$3,098,250	$(7,749,933)

*	Notional amount is calculated by multiplying the number of contracts by the multiplier by the market value of the underlying security or index.

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis#	Notional Value#	Unrealized Appreciation (Depreciation)
492	Long	S&P 500 E-Mini Index	December 2019	$72,016,177	$74,680,680	$2,664,503

#	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Bank of New York	EUR	8,782,808	USD	9,670,398	11/08/2019	$—	$(127,611)
	GBP	15,794,420	USD	19,478,500	11/08/2019	—	(983,332)

						—	(1,110,943)

State Street Bank and Trust Co.	CAD	9,777,525	USD	7,349,405	11/08/2019	—	(74,232)
	CHF	11,427,088	USD	11,523,169	11/08/2019	—	(63,643)
	EUR	333,624	USD	370,433	11/08/2019	—	(1,754)
	GBP	20,133,783	USD	25,034,339	11/08/2019	—	(1,049,183)
	USD	239,438	CAD	315,949	11/08/2019	448	—
	USD	5,399,521	CHF	5,347,709	11/08/2019	22,937	—

						23,385	(1,188,812)

Net Unrealized Appreciation/(Depreciation)						$23,385	$(2,299,755)

CAD — Canadian Dollar

CHF — Swiss Franc

EUR — Euro Currency

GBP — Pound Sterling

USD — United States Dollar

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2019 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$937,288,862	$—	$—	$937,288,862
Convertible Preferred Securities	2,046,060	—	—	2,046,060
Preferred Securities	32,316	—	—	32,316
Preferred Securities/Capital Securities	—	201,400	—	201,400
U.S. Convertible Bonds & Notes:
Finance-Other Services	—	19,638,412	7,307,865	26,946,277
Other Industries	—	86,707,716	—	86,707,716
U.S. Corporate Bonds & Notes	—	151,233,945	—	151,233,945
Foreign Corporate Bonds & Notes	—	32,790,579	—	32,790,579
Foreign Convertible Bonds & Notes	—	18,828,873	—	18,828,873
U.S. Government Treasuries	—	187,029,927	—	187,029,927
Options-Purchased	3,098,250	—	—	3,098,250

Total Investments at Value	$942,465,488	$496,430,852	$7,307,865	$1,446,204,205

Other Financial Instruments:†
Futures Contracts	$2,664,503	$—	$—	$2,664,503
Forward Foreign Currency Contracts	—	23,385	—	23,385

Total Other Financial Instruments	$2,664,503	$23,385	$—	$2,687,888

LIABILITIES:
Other Financial Instruments:†
Forward Foreign Currency Contracts	$—	$2,299,755	$—	$2,299,755

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period, Level 3 investments were not considered a material portion of the Portfolio. There were no Level 3 transfers during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Janus Focused Growth Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2019 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 98.3%
Aerospace/Defense — 2.5%
Boeing Co.	30,084	$10,225,852

Aerospace/Defense-Equipment — 3.3%
L3Harris Technologies, Inc.	65,112	13,433,257

Applications Software — 14.0%
Intuit, Inc.	20,077	5,169,828
Microsoft Corp.	225,608	32,345,419
salesforce.com, Inc.†	122,554	19,178,475

		56,693,722

Athletic Footwear — 1.7%
NIKE, Inc., Class B	76,413	6,842,784

Building Products-Cement — 1.6%
Vulcan Materials Co.	46,143	6,592,450

Coatings/Paint — 2.5%
Sherwin-Williams Co.	17,540	10,038,493

Commercial Services — 2.0%
CoStar Group, Inc.†	14,632	8,040,577

Commercial Services-Finance — 2.1%
Avalara, Inc.†	43,561	3,092,831
PayPal Holdings, Inc.†	51,481	5,359,172

		8,452,003

Computers — 4.4%
Apple, Inc.	71,404	17,762,459

Diagnostic Equipment — 2.5%
Danaher Corp.	72,282	9,961,905

E-Commerce/Products — 5.9%
Alibaba Group Holding, Ltd. ADR†	34,745	6,138,399
Amazon.com, Inc.†	10,045	17,846,550

		23,984,949

E-Commerce/Services — 0.4%
Uber Technologies, Inc.†	51,636	1,626,534

Electronic Components-Semiconductors — 3.4%
NVIDIA Corp.	12,386	2,489,834
Texas Instruments, Inc.	94,387	11,136,722

		13,626,556

Electronic Forms — 2.6%
Adobe, Inc.†	37,847	10,518,817

Finance-Credit Card — 6.5%
Mastercard, Inc., Class A	83,812	23,200,000
Pagseguro Digital, Ltd., Class A†	80,015	2,966,956

		26,166,956

Finance-Investment Banker/Broker — 1.3%
Charles Schwab Corp.	123,359	5,021,945

Finance-Other Services — 2.7%
Intercontinental Exchange, Inc.	116,619	10,999,504

Industrial Automated/Robotic — 0.5%
Cognex Corp.	42,132	2,169,377

Industrial Gases — 1.5%
Air Products & Chemicals, Inc.	27,698	5,906,875

Internet Content-Entertainment — 5.8%
Facebook, Inc., Class A†	75,992	14,563,867
Netflix, Inc.†	30,967	8,900,225

		23,464,092

Machinery-General Industrial — 1.1%
Wabtec Corp.	63,965	4,437,252

Medical Instruments — 6.6%
Boston Scientific Corp.†	282,170	11,766,489
Edwards Lifesciences Corp.†	21,224	5,059,377
Intuitive Surgical, Inc.†	17,363	9,600,871

		26,426,737

Medical-Drugs — 3.5%
Merck & Co., Inc.	98,690	8,552,476
Zoetis, Inc.	42,820	5,477,534

		14,030,010

Multimedia — 2.1%
Walt Disney Co.	64,598	8,392,572

Private Equity — 3.1%
Blackstone Group, Inc., Class A	238,374	12,671,962

Real Estate Investment Trusts — 3.0%
American Tower Corp.	55,772	12,162,758

Retail-Building Products — 3.3%
Home Depot, Inc.	56,038	13,145,394

Semiconductor Equipment — 2.1%
ASML Holding NV	32,389	8,484,946

Theaters — 0.7%
Live Nation Entertainment, Inc.†	40,058	2,824,089

Web Portals/ISP — 5.6%
Alphabet, Inc., Class C†	17,983	22,660,558

Total Long-Term Investment Securities (cost $281,215,330)		396,765,385

SHORT-TERM INVESTMENT SECURITIES — 1.8%
Commercial Paper — 1.8%
Credit Agricole Corporate and Investment Bank 1.56% due 11/01/2019 (cost $7,200,000)	$7,200,000	7,199,648

TOTAL INVESTMENTS (cost $288,415,330)	100.1%	403,965,033
Liabilities in excess of other assets	(0.1)	(274,434)

NET ASSETS	100.0%	$403,690,599

†	Non-income producing security

ADR — American Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2019 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$396,765,385	$		—	$396,765,385
Short-Term Investment Securities	—		7,199,648	—	7,199,648

Total Investments at Value	$396,765,385		$7,199,648	$—	$403,965,033

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA JPMorgan Diversified Balanced Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2019 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 46.1%
Advertising Agencies — 0.0%
WPP PLC	2,120	$26,451
Advertising Sales — 0.0%
JCDecaux SA	125	3,416
Advertising Services — 0.1%
Dentsu, Inc.	400	14,409
Hakuhodo DY Holdings, Inc.	300	4,522
Publicis Groupe SA	356	15,306
Trade Desk, Inc., Class A†	671	134,737
		168,974
Aerospace/Defense — 0.7%
BAE Systems PLC	5,372	40,095
Boeing Co.	1,346	457,519
Dassault Aviation SA	5	6,943
General Dynamics Corp.	2,908	514,134
Kawasaki Heavy Industries, Ltd.	200	4,858
Leonardo SpA	680	7,895
Meggitt PLC	1,305	10,555
MTU Aero Engines AG	87	23,229
Northrop Grumman Corp.	2,662	938,302
Rolls-Royce Holdings PLC	2,867	26,331
Rolls-Royce Holdings PLC†	131,882	171
		2,030,032
Aerospace/Defense-Equipment — 0.3%
Airbus SE	2,563	367,090
Elbit Systems, Ltd.	40	6,554
IHI Corp.	200	5,002
Safran SA	1,909	302,014
United Technologies Corp.	1,570	225,421
		906,081
Agricultural Chemicals — 0.0%
Incitec Pivot, Ltd.	2,698	6,416
Yara International ASA	298	11,598
		18,014
Agricultural Operations — 0.0%
Golden Agri-Resources, Ltd.	10,800	1,627
Airlines — 0.3%
ANA Holdings, Inc.	200	6,893
Delta Air Lines, Inc.	6,076	334,666
Deutsche Lufthansa AG	399	6,918
easyJet PLC	267	4,282
Japan Airlines Co., Ltd.	2,800	87,482
Ryanair Holdings PLC ADR†	1,885	140,696
Singapore Airlines, Ltd.	900	6,225
Southwest Airlines Co.	1,538	86,328
		673,490
Airport Development/Maintenance — 0.0%
Aena SME SA*	113	20,732
Aeroports de Paris	50	9,502
Auckland International Airport, Ltd.	1,623	9,678
Fraport AG Frankfurt Airport Services Worldwide	70	5,851
Japan Airport Terminal Co., Ltd.	100	4,991
SATS, Ltd.	1,100	4,083
Singapore Technologies Engineering, Ltd.	2,600	7,625
Sydney Airport	1,858	11,246
		73,708
Apparel Manufacturers — 0.1%
Burberry Group PLC	6,322	167,387
Columbia Sportswear Co.	1,010	91,355
Hermes International	54	38,846
Kering SA	128	72,835
Moncler SpA	301	11,595
		382,018
Appliances — 0.0%
Electrolux AB, Series B	379	9,950
Hoshizaki Corp.	100	8,557
SEB SA	38	5,768
		24,275
Applications Software — 2.0%
Intuit, Inc.	1,185	305,138
Microsoft Corp.	26,793	3,841,312
Sage Group PLC	1,824	17,007
salesforce.com, Inc.†	7,706	1,205,912
ServiceNow, Inc.†	920	227,479
		5,596,848
Athletic Footwear — 0.1% adidas AG	694	214,287
Puma SE	140	10,532
Yue Yuen Industrial Holdings, Ltd.	1,500	4,230
		229,049
Audio/Video Products — 0.1%
Panasonic Corp.	16,300	138,397
Sharp Corp.	400	4,663
Sony Corp.	4,000	245,393
		388,453
Auto-Cars/Light Trucks — 0.7%
Bayerische Motoren Werke AG	556	42,607
Bayerische Motoren Werke AG (Preference Shares)	93	5,731
Daimler AG	5,445	318,276
Ferrari NV	205	32,798
Fiat Chrysler Automobiles NV	1,824	28,334
Honda Motor Co., Ltd.	10,400	283,330
Mazda Motor Corp.	800	7,445
Mitsubishi Motors Corp.	1,100	5,073
Nissan Motor Co., Ltd.	4,000	25,536
Peugeot SA	988	25,013
Porsche Automobil Holding SE (Preference Shares)	257	18,918
Renault SA	3,131	159,794
Subaru Corp.	1,000	28,919
Suzuki Motor Corp.	600	28,541
Tesla, Inc.†	587	184,858
Toyota Motor Corp.	9,800	684,430
Volkswagen AG	55	10,422
Volkswagen AG (Preference Shares)	312	59,399
		1,949,424
Auto-Heavy Duty Trucks — 0.0%
Hino Motors, Ltd.	600	5,734
Isuzu Motors, Ltd.	1,000	11,737
Volvo AB, Class B	2,496	37,327
		54,798

Auto/Truck Parts & Equipment-Original — 0.1%
Aisin Seiki Co., Ltd.	300	12,112
Denso Corp.	800	37,500
Faurecia SA	128	5,964
JTEKT Corp.	300	3,873
Koito Manufacturing Co., Ltd.	200	10,593
NGK Insulators, Ltd.	400	6,201
NGK Spark Plug Co., Ltd.	5,600	114,966
Stanley Electric Co., Ltd.	200	5,612
Sumitomo Electric Industries, Ltd.	6,700	92,847
Toyoda Gosei Co., Ltd.	100	2,367
Toyota Industries Corp.	300	18,224
Valeo SA	404	15,022
		325,281
Banks-Commercial — 1.5%
ABN AMRO Group NV CVA*	711	13,235
AEON Financial Service Co., Ltd.	200	3,074
AIB Group PLC	1,368	4,382
Aozora Bank, Ltd.	200	5,169
Australia & New Zealand Banking Group, Ltd.	16,123	297,199
Banco Bilbao Vizcaya Argentaria SA	11,205	59,023
Banco de Sabadell SA	9,456	10,375
Bank Hapoalim B.M.	1,905	15,237
Bank Leumi Le-Israel B.M.	2,510	18,274
Bank of East Asia, Ltd.	2,200	5,306
Bank of Ireland Group PLC	1,632	7,849
Bank of Kyoto, Ltd.	100	4,019
Bank of Queensland, Ltd.	675	4,211
Bankia SA	38,582	73,496
Bankinter SA	1,133	7,834
Bendigo & Adelaide Bank, Ltd.	819	6,013
BOC Hong Kong Holdings, Ltd.	5,500	18,951
CaixaBank SA	6,031	17,253
Chiba Bank, Ltd.	900	4,959
Citizens Financial Group, Inc.	6,414	225,516
Commerzbank AG	1,684	10,073
Commonwealth Bank of Australia	3,798	205,944
Concordia Financial Group, Ltd.	1,800	7,434
Danske Bank A/S	1,129	16,109
DBS Group Holdings, Ltd.	13,600	259,914
DNB ASA	1,618	29,400
East West Bancorp, Inc.	3,251	139,533
Erste Group Bank AG	4,638	163,821
FinecoBank Banca Fineco SpA	10,942	123,256
First Republic Bank	2,949	313,656
Fukuoka Financial Group, Inc.	300	5,862
Hang Seng Bank, Ltd.	1,300	27,175
ING Groep NV	20,592	232,602
Intesa Sanpaolo SpA	25,010	62,649
Investec PLC	1,146	6,496
Israel Discount Bank, Ltd., Class A	1,956	8,935
Japan Post Bank Co., Ltd.	800	8,016
KBC Group NV	420	29,455
M&T Bank Corp.	1,960	306,799
Mediobanca Banca di Credito Finanziario SpA	1,043	12,389
Mizrahi Tefahot Bank, Ltd.	235	5,828
National Australia Bank, Ltd.	5,891	116,184
Nordea Bank Abp	5,473	40,034
Oversea-Chinese Banking Corp., Ltd.	5,500	44,309
Raiffeisen Bank International AG	249	6,123
Resona Holdings, Inc.	3,500	15,398
Seven Bank, Ltd.	1,000	2,917
Shinsei Bank, Ltd.	300	4,728
Shizuoka Bank, Ltd.	800	6,164
Skandinaviska Enskilda Banken AB, Class A	2,735	26,206
Standard Chartered PLC	25,787	234,156
Sumitomo Mitsui Trust Holdings, Inc.	600	22,091
SVB Financial Group†	2,168	480,169
Svenska Handelsbanken AB, Class A	19,256	192,765
Swedbank AB, Class A	1,522	21,288
United Overseas Bank, Ltd.	3,100	61,136
Westpac Banking Corp.	7,938	154,367
		4,204,756
Banks-Fiduciary — 0.1%
Northern Trust Corp.	1,495	149,022
Banks-Super Regional — 1.0%
Fifth Third Bancorp	4,179	121,526
Huntington Bancshares, Inc.	35,487	501,431
KeyCorp	22,529	404,846
PNC Financial Services Group, Inc.	3,037	445,528
SunTrust Banks, Inc.	7,379	504,281
US Bancorp	4,212	240,168
Wells Fargo & Co.	9,770	504,425
		2,722,205
Batteries/Battery Systems — 0.1%
Energizer Holdings, Inc.	3,134	133,164
Beverages-Non-alcoholic — 0.5%
Coca-Cola Amatil, Ltd.	852	5,961
Coca-Cola Bottlers Japan Holdings, Inc.	200	4,569
Coca-Cola Co.	22,148	1,205,516
Coca-Cola European Partners PLC	398	21,297
Coca-Cola HBC AG	337	10,259
Keurig Dr Pepper, Inc.	3,543	99,771
Suntory Beverage & Food, Ltd.	200	8,556
Vitasoy International Holdings, Ltd.	2,000	8,142
		1,364,071
Beverages-Wine/Spirits — 0.5%
Constellation Brands, Inc., Class A	4,082	776,927
Davide Campari-Milano SpA	976	8,942
Diageo PLC	4,847	198,685
Pernod Ricard SA	1,699	313,605
Remy Cointreau SA	38	5,082
Treasury Wine Estates, Ltd.	1,208	14,631
		1,317,872
Bicycle Manufacturing — 0.0%
Shimano, Inc.	100	16,761
Brewery — 0.2%
Anheuser-Busch InBev SA NV	4,259	342,194

Asahi Group Holdings, Ltd.	1,100	55,311
Budweiser Brewing Co. APAC, Ltd.†*	2,000	7,312
Carlsberg A/S, Class B	180	25,323
Heineken Holding NV	194	18,478
Heineken NV	1,122	114,450
Kirin Holdings Co., Ltd.	1,400	29,882
Molson Coors Brewing Co., Class B	880	46,394
		639,344
Broadcast Services/Program — 0.1%
Discovery, Inc., Class C†	7,429	187,508
Building & Construction Products-Misc. — 0.1%
Cie de Saint-Gobain	827	33,638
Fletcher Building, Ltd.	1,434	4,211
Fortune Brands Home & Security, Inc.	3,229	193,902
Geberit AG	63	31,969
Imerys SA	60	2,317
James Hardie Industries PLC CDI	800	13,721
Kingspan Group PLC	258	13,369
LIXIL Group Corp.	400	7,504
Sika AG	214	36,769
TOTO, Ltd.	200	8,251
		345,651
Building & Construction-Misc. — 0.0%
Eiffage SA	132	14,180
Ferrovial SA	818	24,140
HOCHTIEF AG	42	5,237
Kajima Corp.	800	11,082
LendLease Group	948	12,214
NWS Holdings, Ltd.	3,000	4,472
Obayashi Corp.	1,100	11,408
Shimizu Corp.	900	8,451
Taisei Corp.	300	11,946
		103,130
Building Products-Air & Heating — 0.1%
Daikin Industries, Ltd.	2,000	282,063
Rinnai Corp.	100	7,399
		289,462
Building Products-Cement — 0.3%
Boral, Ltd.	1,970	6,831
CRH PLC	2,620	95,494
HeidelbergCement AG	250	18,575
LafargeHolcim, Ltd.	4,646	239,624
Martin Marietta Materials, Inc.	1,177	308,268
Taiheiyo Cement Corp.	200	5,704
Vulcan Materials Co.	1,607	229,592
		904,088
Building Products-Doors & Windows — 0.0%
AGC, Inc.	300	10,640
Building-Heavy Construction — 0.1%
ACS Actividades de Construccion y Servicios SA	439	17,817
Bouygues SA	375	15,893
Cellnex Telecom SA*	326	14,056
Cellnex Telecom SA†	94	4,053
CIMIC Group, Ltd.	163	3,709
CK Infrastructure Holdings, Ltd.	1,000	7,204
Keppel Corp., Ltd.	2,300	11,598
Skanska AB, Class B	572	12,174
Vinci SA	1,385	155,396
		241,900
Building-Maintenance & Services — 0.0%
ISS A/S	265	6,935
Rentokil Initial PLC	3,108	18,298
		25,233
Building-Residential/Commercial — 0.1%
Barratt Developments PLC	14,561	119,054
Berkeley Group Holdings PLC	206	11,744
Daiwa House Industry Co., Ltd.	1,000	34,587
Iida Group Holdings Co., Ltd.	300	5,034
Persimmon PLC	534	15,750
Sekisui Chemical Co., Ltd.	700	12,309
Sekisui House, Ltd.	1,100	23,856
Taylor Wimpey PLC	49,061	105,177
		327,511
Cable/Satellite TV — 0.4%
Charter Communications, Inc., Class A†	2,254	1,054,556
DISH Network Corp., Class A†	4,481	154,057
Telenet Group Holding NV†	79	3,879
		1,212,492
Casino Hotels — 0.0%
Crown Resorts, Ltd.	626	5,377
Galaxy Entertainment Group, Ltd.	4,000	27,642
Melco Resorts & Entertainment, Ltd. ADR	348	7,496
MGM China Holdings, Ltd.	2,000	3,180
Sands China, Ltd.	4,400	21,759
SJM Holdings, Ltd.	4,000	4,288
Wynn Macau, Ltd.	2,800	6,103
		75,845
Casino Services — 0.0%
Aristocrat Leisure, Ltd.	966	21,056
Sankyo Co., Ltd.	100	3,514
Sega Sammy Holdings, Inc.	300	4,245
		28,815
Cellular Telecom — 0.1%
1&1 Drillisch AG	89	2,380
Millicom International Cellular SA SDR	111	5,058
NTT DOCOMO, Inc.	2,200	60,608
Softbank Corp.	2,800	38,504
Tele2 AB, Class B	839	11,995
Telstra Corp., Ltd.	6,995	16,829
Vodafone Group PLC	62,350	127,124
		262,498
Chemicals-Diversified — 0.3%
AdvanSix, Inc.†	2,088	47,523
Arkema SA	116	11,856
Asahi Kasei Corp.	2,100	23,559
BASF SE	2,200	167,413
Covestro AG*	292	14,020
Croda International PLC	216	13,475

Eastman Chemical Co.	3,978	302,487
Evonik Industries AG	313	8,256
Hitachi Chemical Co., Ltd.	200	6,640
Israel Chemicals, Ltd.	1,183	5,253
Johnson Matthey PLC	325	12,924
Kaneka Corp.	100	3,366
Koninklijke DSM NV	305	36,143
Kuraray Co., Ltd.	500	6,010
LANXESS AG	146	9,493
Mitsubishi Chemical Holdings Corp.	2,200	16,921
Mitsubishi Gas Chemical Co., Inc.	300	4,287
Nissan Chemical Corp.	200	8,297
Nitto Denko Corp.	300	16,779
Showa Denko KK	200	5,695
Solvay SA	125	13,593
Sumitomo Chemical Co., Ltd.	2,500	11,552
Symrise AG	216	20,785
Tosoh Corp.	500	6,936
		773,263
Chemicals-Plastics — 0.0%
EMS-Chemie Holding AG	15	9,382
Chemicals-Specialty — 0.2%
Brenntag AG	3,149	158,043
Clariant AG	335	6,863
Daicel Corp.	13,300	120,204
Fuchs Petrolub SE (Preference Shares)	117	4,995
Givaudan SA	16	46,986
Novozymes A/S, Class B	368	17,327
Shin-Etsu Chemical Co., Ltd.	600	67,562
Toray Industries, Inc.	16,200	115,616
Umicore SA	331	13,648
		551,244
Coatings/Paint — 0.1%
Akzo Nobel NV	2,225	204,851
Kansai Paint Co., Ltd.	300	7,292
Nippon Paint Holdings Co., Ltd.	200	11,020
		223,163
Commercial Services — 0.1%
Amadeus IT Group SA	737	54,530
Edenred	403	21,215
Intertek Group PLC	271	18,788
Park24 Co., Ltd.	100	2,370
RELX PLC	3,298	79,375
SGS SA	10	26,031
Wirecard AG	197	24,948
		227,257
Commercial Services-Finance — 0.7%
Adyen NV†*	17	11,933
Experian PLC	1,529	48,089
Global Payments, Inc.	2,254	381,332
GMO Payment Gateway, Inc.	100	7,399
IHS Markit, Ltd.†	2,632	184,292
PayPal Holdings, Inc.†	8,648	900,257
S&P Global, Inc.	1,235	318,618
		1,851,920
Communications Software — 0.0%
Slack Technologies, Inc., Class A†	1,844	40,568
Computer Aided Design — 0.1%
Dassault Systemes SE	223	33,837
Synopsys, Inc.†	1,287	174,711
		208,548
Computer Data Security — 0.0%
Check Point Software Technologies, Ltd.†	210	23,606
CyberArk Software, Ltd.†	63	6,400
Zscaler, Inc.†	1,651	72,611
		102,617
Computer Services — 0.3%
Atos SE	162	12,543
Capgemini SE	1,225	137,922
Computershare, Ltd.	821	8,965
Fujitsu, Ltd.	300	26,728
Leidos Holdings, Inc.	7,354	634,135
NEC Corp.	400	15,927
Nomura Research Institute, Ltd.	3,400	72,760
NTT Data Corp.	1,000	13,261
Teleperformance	97	21,983
		944,224
Computer Software — 0.0%
Splunk, Inc.†	778	93,329
Computers — 0.9%
Apple, Inc.	9,133	2,271,925
Hewlett Packard Enterprise Co.	3,668	60,192
		2,332,117
Computers-Integrated Systems — 0.1%
Ingenico Group SA	101	10,784
Itochu Techno-Solutions Corp.	100	2,707
OBIC Co., Ltd.	100	12,640
Otsuka Corp.	4,100	166,673
		192,804
Consulting Services — 0.1%
Booz Allen Hamilton Holding Corp.	3,128	220,117
Bureau Veritas SA	483	12,331
FTI Consulting, Inc.†	792	86,225
		318,673
Consumer Products-Misc. — 0.0%
Clorox Co.	445	65,722
Containers-Metal/Glass — 0.3%
Ball Corp.	6,492	454,245
Crown Holdings, Inc.†	5,166	376,292
Toyo Seikan Group Holdings, Ltd.	200	3,198
		833,735
Containers-Paper/Plastic — 0.2%
Graphic Packaging Holding Co.	8,121	127,175
Packaging Corp. of America	1,550	169,663
WestRock Co.	3,957	147,873
		444,711
Cosmetics & Toiletries — 0.5%
Beiersdorf AG	169	20,008
Coty, Inc., Class A	6,207	72,560

Essity AB, Class B	1,019	31,797
Kao Corp.	3,600	291,494
Kose Corp.	100	17,872
L’Oreal SA	424	123,802
Lion Corp.	300	6,317
Pigeon Corp.	200	9,853
Procter & Gamble Co.	2,362	294,092
Shiseido Co., Ltd.	700	58,131
Unicharm Corp.	600	20,496
Unilever NV	7,199	425,138
Unilever PLC	1,865	111,672
		1,483,232
Cruise Lines — 0.2%
Carnival PLC	276	11,054
Royal Caribbean Cruises, Ltd.	5,301	576,908
		587,962
Data Processing/Management — 0.1%
Fair Isaac Corp.†	266	80,875
Fiserv, Inc.†	1,935	205,381
		286,256
Diagnostic Equipment — 0.3%
Sysmex Corp.	300	19,688
Thermo Fisher Scientific, Inc.	2,329	703,311
		722,999
Diagnostic Kits — 0.0%
QIAGEN NV†	388	11,645
Dialysis Centers — 0.0%
Fresenius Medical Care AG & Co. KGaA	362	26,195
Fresenius SE & Co. KGaA	701	36,843
		63,038
Distribution/Wholesale — 0.2%
Bunzl PLC	565	14,696
Copart, Inc.†	3,009	248,664
Ferguson PLC	2,048	174,718
Jardine Cycle & Carriage, Ltd.	300	7,215
Marubeni Corp.	2,600	18,438
		463,731
Diversified Banking Institutions — 1.7%
Banco Santander SA	51,822	207,723
Bank of America Corp.	24,478	765,427
Barclays PLC	29,120	63,295
BNP Paribas SA	6,833	356,732
Citigroup, Inc.	3,903	280,470
Credit Agricole SA	1,927	25,113
Credit Suisse Group AG	12,265	152,054
Deutsche Bank AG	6,540	47,368
HSBC Holdings PLC	59,830	451,830
Lloyds Banking Group PLC	240,307	176,808
Macquarie Group, Ltd.	738	68,130
Mitsubishi UFJ Financial Group, Inc.	61,500	324,499
Mizuho Financial Group, Inc.	40,500	63,306
Morgan Stanley	22,825	1,051,091
Natixis SA	25,060	114,900
Royal Bank of Scotland Group PLC	8,099	22,314
Societe Generale SA	1,290	36,616
Sumitomo Mitsui Financial Group, Inc.	7,600	273,062
UBS Group AG	6,519	76,920
UniCredit SpA	4,566	57,891
		4,615,549
Diversified Financial Services — 0.0%
Mebuki Financial Group, Inc.	1,500	3,848
Diversified Manufacturing Operations — 0.5%
Carlisle Cos., Inc.	785	119,532
Eaton Corp. PLC	5,955	518,740
Illinois Tool Works, Inc.	1,292	217,805
Ingersoll-Rand PLC	1,131	143,513
Parker-Hannifin Corp.	671	123,122
Siemens AG	1,846	212,843
Smiths Group PLC	665	13,899
Toshiba Corp.	900	30,878
		1,380,332
Diversified Minerals — 0.2%
BHP Group PLC	3,549	75,155
BHP Group, Ltd.	14,939	370,220
Sumitomo Metal Mining Co., Ltd.	400	13,542
		458,917
Diversified Operations — 0.1%
CK Hutchison Holdings, Ltd.	14,000	129,531
Jardine Matheson Holdings, Ltd.	400	22,848
Swire Pacific, Ltd., Class A	1,000	9,533
Washington H. Soul Pattinson & Co., Ltd.	201	3,010
		164,922
Diversified Operations/Commercial Services — 0.0%
Brambles, Ltd.	2,678	22,098
Drug Delivery Systems — 0.1%
DexCom, Inc.†	1,118	172,440
E-Commerce/Products — 1.0%
Amazon.com, Inc.†	1,563	2,776,919
Mercari, Inc.†	100	2,270
MonotaRO Co., Ltd.	200	6,121
Rakuten, Inc.	1,300	12,496
Wayfair, Inc., Class A†	780	64,139
ZOZO, Inc.	400	9,375
		2,871,320
E-Commerce/Services — 0.1%
Auto Trader Group PLC*	1,570	11,433
Delivery Hero SE†*	189	8,860
Expedia Group, Inc.	1,690	230,955
Lyft, Inc., Class A†	1,667	69,081
		320,329
E-Marketing/Info — 0.0%
CyberAgent, Inc.	200	6,538
Electric Products-Misc. — 0.1%
AMETEK, Inc.	1,882	172,485
Brother Industries, Ltd.	400	7,612
Casio Computer Co., Ltd.	400	6,538
Legrand SA	448	34,966
Mabuchi Motor Co., Ltd.	4,200	172,099
		393,700

Electric-Distribution — 0.1%
AusNet Services	3,069	3,914
E.ON SE	3,699	37,282
Orsted A/S*	318	27,894
SSE PLC	14,251	236,935
		306,025
Electric-Generation — 0.1%
Electric Power Development Co., Ltd.	1,600	39,026
Electricite de France SA	1,012	10,442
Engie SA	3,069	51,326
HK Electric Investments & HK Electric Investments, Ltd.	5,000	4,990
Meridian Energy, Ltd.	2,153	6,350
Sembcorp Industries, Ltd.	1,700	2,861
Uniper SE	338	10,533
		125,528
Electric-Integrated — 1.6%
AGL Energy, Ltd.	1,102	15,026
American Electric Power Co., Inc.	6,682	630,714
Chubu Electric Power Co., Inc.	1,100	16,558
Chugoku Electric Power Co., Inc.	500	6,672
CLP Holdings, Ltd.	3,000	31,145
Duke Energy Corp.	1,401	132,058
Edison International	5,826	366,455
EDP - Energias de Portugal SA	4,301	17,701
Endesa SA	534	14,532
Enel SpA	60,850	470,990
Eversource Energy	1,729	144,786
Fortum Oyj	746	18,213
Iberdrola SA	41,058	421,653
Kansai Electric Power Co., Inc.	1,200	14,051
Kyushu Electric Power Co., Inc.	700	7,014
NextEra Energy, Inc.	3,908	931,433
Origin Energy, Ltd.	2,957	16,022
Power Assets Holdings, Ltd.	2,000	14,280
RWE AG	2,654	80,897
Tohoku Electric Power Co., Inc.	700	7,221
Tokyo Electric Power Co. Holdings, Inc.†	2,600	12,086
Verbund AG	114	6,166
Xcel Energy, Inc.	14,291	907,621
		4,283,294
Electric-Transmission — 0.0%
Red Electrica Corp. SA	727	14,635
Terna Rete Elettrica Nazionale SpA	2,364	15,619
		30,254
Electronic Components-Misc. — 0.2%
Alps Alpine Co., Ltd.	300	6,512
Garmin, Ltd.	1,949	182,719
Hitachi High-Technologies Corp.	100	6,260
Hoya Corp.	600	53,355
Kyocera Corp.	500	33,068
Minebea Mitsumi, Inc.	600	11,557
Murata Manufacturing Co., Ltd.	900	48,863
Nidec Corp.	400	59,579
Nippon Electric Glass Co., Ltd.	100	2,277
Omron Corp.	300	17,779
TDK Corp.	200	20,057
Venture Corp., Ltd.	400	4,654
		446,680
Electronic Components-Semiconductors — 0.7%
Advanced Micro Devices, Inc.†	24,610	835,017
Hamamatsu Photonics KK	200	7,834
Infineon Technologies AG	8,582	166,334
Microchip Technology, Inc.	966	91,084
NVIDIA Corp.	2,633	529,286
Rohm Co., Ltd.	200	16,038
STMicroelectronics NV	1,148	26,043
SUMCO Corp.	400	6,745
Texas Instruments, Inc.	1,784	210,494
Xilinx, Inc.	1,273	115,512
		2,004,387
Electronic Connectors — 0.1%
Amphenol Corp., Class A	1,683	168,855
Electronic Measurement Instruments — 0.1%
Halma PLC	638	15,483
Keysight Technologies, Inc.†	2,194	221,397
Sartorius AG (Preference Shares)	60	11,657
Yokogawa Electric Corp.	300	5,548
		254,085
Electronic Parts Distribution — 0.1%
Arrow Electronics, Inc.†	2,185	173,227
Electronic Security Devices — 0.0%
Assa Abloy AB, Class B	1,684	39,939
Electronics-Military — 0.1%
Thales SA	1,461	142,805
Energy-Alternate Sources — 0.0%
Siemens Gamesa Renewable Energy SA	401	5,512
Vestas Wind Systems A/S	320	26,121
		31,633
Engineering/R&D Services — 0.0%
JGC Corp.	300	4,403
Enterprise Software/Service — 0.4%
Coupa Software, Inc.†	1,069	146,977
Micro Focus International PLC	576	7,909
Oracle Corp. Japan	100	8,871
SAP SE	4,744	628,569
Temenos AG	107	15,266
Veeva Systems, Inc., Class A†	948	134,455
Workday, Inc., Class A†	1,033	167,511
		1,109,558
Entertainment Software — 0.1%
Konami Holdings Corp.	100	4,417
Nexon Co., Ltd.†	800	9,297
Take-Two Interactive Software, Inc.†	2,677	322,177
Ubisoft Entertainment SA†	140	8,266
		344,157

Explosives — 0.0%
Orica, Ltd.	638	10,072
Filtration/Separation Products — 0.0%
Alfa Laval AB	529	12,223
Finance-Consumer Loans — 0.0%
Acom Co., Ltd.	300	1,214
Finance-Credit Card — 1.1%
American Express Co.	1,823	213,801
Capital One Financial Corp.	5,054	471,286
Credit Saison Co., Ltd.	200	2,922
Mastercard, Inc., Class A	6,975	1,930,750
Visa, Inc., Class A	2,441	436,597
		3,055,356
Finance-Investment Banker/Broker — 0.2%
Charles Schwab Corp.	8,131	331,013
Daiwa Securities Group, Inc.	2,600	11,790
Nomura Holdings, Inc.	5,600	25,685
SBI Holdings, Inc.	400	8,779
TD Ameritrade Holding Corp.	1,361	52,235
		429,502
Finance-Leasing Companies — 0.0%
AerCap Holdings NV†	222	12,849
Mitsubishi UFJ Lease & Finance Co., Ltd.	700	4,337
ORIX Corp.	2,200	34,765
Tokyo Century Corp.	100	4,667
		56,618
Finance-Other Services — 0.3%
ASX, Ltd.	325	18,443
Deutsche Boerse AG	1,261	195,418
Hong Kong Exchanges & Clearing, Ltd.	7,700	240,749
Japan Exchange Group, Inc.	900	14,993
London Stock Exchange Group PLC	527	47,472
Nasdaq, Inc.	1,734	173,001
Singapore Exchange, Ltd.	1,300	8,543
		698,619
Fisheries — 0.0%
Mowi ASA	737	17,968
Toyo Suisan Kaisha, Ltd.	200	8,445
		26,413
Food-Baking — 0.0%
Yamazaki Baking Co., Ltd.	200	3,419
Food-Catering — 0.1%
Compass Group PLC	2,665	70,975
Sodexo SA	862	94,793
		165,768
Food-Confectionery — 0.0%
Barry Callebaut AG	5	10,542
Chocoladefabriken Lindt & Spruengli AG (Participation Certificate)	2	14,861
		25,403
Food-Dairy Products — 0.0%
a2 Milk Co., Ltd.†	1,232	10,269
Danone SA	1,043	86,500
Yakult Honsha Co., Ltd.	200	11,519
		108,288
Food-Flour & Grain — 0.0%
Nisshin Seifun Group, Inc.	400	7,964
Food-Meat Products — 0.0%
NH Foods, Ltd.	200	8,418
WH Group, Ltd.*	16,000	16,988
		25,406
Food-Misc./Diversified — 0.6%
Ajinomoto Co., Inc.	800	15,257
Associated British Foods PLC	599	17,272
Calbee, Inc.	100	3,352
Chr. Hansen Holding A/S	1,060	81,366
Kerry Group PLC, Class A	267	32,280
Kikkoman Corp.	200	9,686
MEIJI Holdings Co., Ltd.	200	14,483
Nestle SA	11,940	1,274,730
Nissin Foods Holdings Co., Ltd.	100	7,593
Orkla ASA	1,284	12,334
Post Holdings, Inc.†	1,700	174,930
Wilmar International, Ltd.	3,200	8,820
		1,652,103
Food-Retail — 0.2%
Aeon Co., Ltd.	1,000	20,233
Carrefour SA	995	16,929
Casino Guichard Perrachon SA	92	4,963
Coles Group, Ltd.	1,905	19,685
Colruyt SA	96	5,336
Dairy Farm International Holdings, Ltd.	700	4,221
ICA Gruppen AB	152	6,722
J Sainsbury PLC	2,961	7,805
Jardine Strategic Holdings, Ltd.	400	12,932
Jeronimo Martins SGPS SA	423	7,098
Koninklijke Ahold Delhaize NV	1,989	49,524
METRO AG	303	4,934
Ocado Group PLC†	764	13,152
Seven & i Holdings Co., Ltd.	6,600	250,579
Tesco PLC	16,457	50,139
WM Morrison Supermarkets PLC	3,980	10,252
Woolworths Group, Ltd.	2,115	54,412
		538,916
Gambling (Non-Hotel) — 0.0%
Flutter Entertainment PLC	132	13,635
Genting Singapore, Ltd.	10,200	7,048
Tabcorp Holdings, Ltd.	3,387	11,207
		31,890
Gas-Distribution — 0.1%
Centrica PLC	9,573	8,998
Enagas SA	381	9,429
Hong Kong & China Gas Co., Ltd.	17,000	33,020
National Grid PLC	5,730	66,898
Naturgy Energy Group SA	504	13,721
NiSource, Inc.	1,858	52,098
Osaka Gas Co., Ltd.	700	13,761
Toho Gas Co., Ltd.	100	3,912
Tokyo Gas Co., Ltd.	2,600	63,706
		265,543

Gas-Transportation — 0.0%
Snam SpA	3,498	17,946
Gold Mining — 0.0%
Newcrest Mining, Ltd.	1,291	27,855
Hotels/Motels — 0.2%
Accor SA	309	13,275
City Developments, Ltd.	800	6,345
Hilton Worldwide Holdings, Inc.	2,541	246,375
InterContinental Hotels Group PLC	4,170	251,715
Shangri-La Asia, Ltd.	2,000	2,055
Whitbread PLC	1,234	64,914
		584,679
Human Resources — 0.1%
Adecco Group AG	266	15,768
Persol Holdings Co., Ltd.	4,300	83,221
Randstad NV	200	11,073
Recruit Holdings Co., Ltd.	2,300	76,908
		186,970
Import/Export — 0.1%
ITOCHU Corp.	2,300	48,369
Mitsubishi Corp.	8,200	209,879
Mitsui & Co., Ltd.	2,800	48,421
Sumitomo Corp.	2,000	32,651
Toyota Tsusho Corp.	400	13,964
		353,284
Industrial Automated/Robotic — 0.1%
FANUC Corp.	300	60,006
Keyence Corp.	300	191,184
Nabtesco Corp.	200	6,482
SMC Corp.	100	43,699
THK Co., Ltd.	200	5,843
Yaskawa Electric Corp.	400	15,483
		322,697
Industrial Gases — 0.2%
Air Liquide SA	3,301	438,479
Air Water, Inc.	300	5,673
Taiyo Nippon Sanso Corp.	200	4,726
		448,878
Instruments-Controls — 0.1%
ABB, Ltd.	3,097	64,954
Honeywell International, Inc.	1,417	244,758
		309,712
Insurance Brokers — 0.2%
Arthur J. Gallagher & Co.	2,276	207,617
Marsh & McLennan Cos., Inc.	1,817	188,277
		395,894
Insurance-Life/Health — 0.5%
AIA Group, Ltd.	52,400	524,605
AMP, Ltd.	5,619	7,108
Aviva PLC	17,192	92,464
Challenger, Ltd.	924	5,070
Dai-ichi Life Holdings, Inc.	1,900	31,414
Japan Post Holdings Co., Ltd.	2,400	22,135
Legal & General Group PLC	10,017	34,216
M&G PLC†	41,465	114,836
NN Group NV	516	19,665
Prudential Financial, Inc.	798	72,730
Prudential PLC	18,704	326,718
Sony Financial Holdings, Inc.	200	4,332
Suncorp Group, Ltd.	2,118	19,637
Swiss Life Holding AG	59	29,497
T&D Holdings, Inc.	12,800	144,606
		1,449,033
Insurance-Multi-line — 0.6%
Aegon NV	2,993	12,938
Ageas	307	17,681
Allianz SE	901	220,070
Assicurazioni Generali SpA	7,545	152,941
AXA SA	5,990	158,231
Baloise Holding AG	82	15,145
Chubb, Ltd.	1,180	179,856
CNP Assurances	288	5,711
Direct Line Insurance Group PLC	2,311	8,145
Hartford Financial Services Group, Inc.	3,094	176,606
Loews Corp.	7,905	387,345
Mapfre SA	1,811	5,050
Medibank Private, Ltd.	4,628	10,783
Sampo Oyj, Class A	745	30,527
Zurich Insurance Group AG	424	165,689
		1,546,718
Insurance-Property/Casualty — 0.4%
Admiral Group PLC	317	8,303
Alleghany Corp.†	140	108,960
Gjensidige Forsikring ASA	336	6,281
Insurance Australia Group, Ltd.	3,884	21,259
MS&AD Insurance Group Holdings, Inc.	800	25,995
Progressive Corp.	3,029	211,121
QBE Insurance Group, Ltd.	2,233	19,395
RSA Insurance Group PLC	1,726	11,675
Sompo Holdings, Inc.	600	23,747
Tokio Marine Holdings, Inc.	4,900	266,258
Travelers Cos., Inc.	1,932	253,208
Tryg A/S	203	5,670
		961,872
Insurance-Reinsurance — 0.2%
Fairfax Financial Holdings, Ltd.	228	96,738
Hannover Rueck SE	101	17,888
Muenchener Rueckversicherungs-Gesellschaft AG	251	69,705
SCOR SE	274	11,545
Swiss Re AG	2,344	245,449
		441,325
Internet Content-Entertainment — 0.5%
Facebook, Inc., Class A†	2,929	561,343
LINE Corp.†	100	3,695
Netflix, Inc.†	3,242	931,783
		1,496,821

Internet Content-Information/News — 0.1%
Kakaku.com, Inc.	200	4,673
M3, Inc.	700	16,879
Prosus NV†	685	47,237
SEEK, Ltd.	561	8,771
Spotify Technology SA†	1,353	195,238
		272,798
Internet Gambling — 0.0%
GVC Holdings PLC	978	11,275
Internet Security — 0.0%
Trend Micro, Inc.	200	10,186
Investment Companies — 0.1%
EXOR NV	182	13,949
Groupe Bruxelles Lambert SA	136	13,648
Industrivarden AB, Class C	281	6,080
Investor AB, Class B	765	39,178
Kinnevik AB, Class B	407	11,124
L E Lundbergforetagen AB, Class B	128	4,817
Melrose Industries PLC	8,164	22,536
Pargesa Holding SA	65	5,133
Wendel SA	47	6,657
		123,122
Investment Management/Advisor Services — 0.4%
Ameriprise Financial, Inc.	3,484	525,701
Amundi SA*	102	7,281
BlackRock, Inc.	354	163,442
Hargreaves Lansdown PLC	478	10,972
Julius Baer Group, Ltd.	376	16,587
Magellan Financial Group, Ltd.	209	6,940
Schroders PLC	209	8,379
St James’s Place PLC	890	12,001
Standard Life Aberdeen PLC	4,186	16,457
T. Rowe Price Group, Inc.	2,480	287,184
		1,054,944
Leisure Products — 0.0%
Yamaha Corp.	200	9,390
Machine Tools & Related Products — 0.1%
DMG Mori Seiki Co., Ltd.	9,300	152,861
Techtronic Industries Co., Ltd.	2,000	15,697
		168,558
Machinery-Construction & Mining — 0.0%
Epiroc AB, Class A	1,107	12,451
Epiroc AB, Class B	655	7,123
Hitachi Construction Machinery Co., Ltd.	200	5,230
Komatsu, Ltd.	1,500	35,545
Sandvik AB	1,897	33,467
		93,816
Machinery-Electrical — 0.1%
Fuji Electric Co., Ltd.	200	6,427
Hitachi, Ltd.	3,700	139,414
Mitsubishi Electric Corp.	3,100	44,681
Mitsubishi Heavy Industries, Ltd.	600	24,458
Schindler Holding AG (Participation Certificate)	68	16,626
Schindler Holding AG	34	8,037
		239,643
Machinery-Farming — 0.0%
CNH Industrial NV	1,706	18,548
Husqvarna AB, Class B	702	5,370
Kubota Corp.	1,800	28,869
		52,787
Machinery-General Industrial — 0.1%
Amada Holdings Co., Ltd.	500	5,755
ANDRITZ AG	122	5,481
Atlas Copco AB, Class A	1,128	39,848
Atlas Copco AB, Class B	656	20,321
GEA Group AG	258	7,887
Hexagon AB, Class B	438	22,359
Kone Oyj, Class B	570	36,261
Metso Oyj	177	6,688
Middleby Corp.†	714	86,358
Nordson Corp.	802	125,762
Spirax-Sarco Engineering PLC	124	12,729
Sumitomo Heavy Industries, Ltd.	200	6,288
		375,737
Machinery-Material Handling — 0.0%
Daifuku Co., Ltd.	200	10,760
KION Group AG	109	7,243
		18,003
Machinery-Pumps — 0.1%
Dover Corp.	1,714	178,067
Weir Group PLC	436	7,605
		185,672
Medical Instruments — 0.6%
Alcon, Inc.†	729	43,053
Boston Scientific Corp.†	16,561	690,594
Intuitive Surgical, Inc.†	1,268	701,141
Medtronic PLC	1,559	169,775
Olympus Corp.	5,100	69,895
Shimadzu Corp.	300	8,106
		1,682,564
Medical Labs & Testing Services — 0.3%
BioMerieux	70	5,727
Catalent, Inc.†	2,356	114,619
Eurofins Scientific SE	19	9,625
Lonza Group AG	125	44,982
PeptiDream, Inc.†	200	10,112
Quest Diagnostics, Inc.	3,200	324,000
Teladoc Health, Inc.†	3,485	266,951
		776,016
Medical Laser Systems — 0.0%
Carl Zeiss Meditec AG	68	7,413
Medical Products — 0.1%
Asahi Intecc Co., Ltd.	300	8,306
Cochlear, Ltd.	97	14,145
Coloplast A/S, Class B	200	24,100
Demant A/S†	191	5,041
Koninklijke Philips NV	3,207	140,459
Sartorius Stedim Biotech	46	6,885

Siemens Healthineers AG*	252	10,707
Smith & Nephew PLC	1,470	31,466
Sonova Holding AG	93	21,306
Straumann Holding AG	18	16,053
Terumo Corp.	1,100	36,161
		314,629
Medical-Biomedical/Gene — 0.5%
Alexion Pharmaceuticals, Inc.†	2,330	245,582
BeiGene, Ltd. ADR†	54	7,470
CSL, Ltd.	1,441	254,328
Exact Sciences Corp.†	1,715	149,205
Exelixis, Inc.†	6,045	93,395
Genmab A/S†	109	23,757
H. Lundbeck A/S	117	3,991
Illumina, Inc.†	582	171,993
Intercept Pharmaceuticals, Inc.†	656	47,744
Nektar Therapeutics†	2,722	46,614
Sage Therapeutics, Inc.†	463	62,806
Vertex Pharmaceuticals, Inc.†	836	163,421
		1,270,306
Medical-Drugs — 2.9%
AbbVie, Inc.	7,037	559,793
Allergan PLC	1,208	212,741
Astellas Pharma, Inc.	3,300	56,793
AstraZeneca PLC	3,358	326,278
Bayer AG	3,263	253,217
Bristol-Myers Squibb Co.	8,709	499,635
Chugai Pharmaceutical Co., Ltd.	400	33,892
Daiichi Sankyo Co., Ltd.	1,000	66,117
Eisai Co., Ltd.	400	29,214
GlaxoSmithKline PLC	21,572	494,205
Grifols SA	501	16,137
Hisamitsu Pharmaceutical Co., Inc.	100	4,695
Ipsen SA	63	6,710
Jazz Pharmaceuticals PLC†	1,320	165,832
Johnson & Johnson	2,740	361,790
Kobayashi Pharmaceutical Co., Ltd.	100	8,047
Kyowa Kirin Co., Ltd.	400	7,393
Merck & Co., Inc.	9,448	818,764
Merck KGaA	217	25,872
Mitsubishi Tanabe Pharma Corp.	400	4,823
Novartis AG	8,008	698,843
Novo Nordisk A/S, Class B	9,140	499,174
Ono Pharmaceutical Co., Ltd.	600	11,373
Orion Oyj, Class B	175	7,756
Otsuka Holdings Co., Ltd.	5,200	218,517
Pfizer, Inc.	28,915	1,109,469
Recordati SpA	176	7,394
Roche Holding AG	2,939	884,232
Sanofi	5,438	501,090
Santen Pharmaceutical Co., Ltd.	600	10,696
Shionogi & Co., Ltd.	400	24,143
Sumitomo Dainippon Pharma Co., Ltd.	300	5,284
Taisho Pharmaceutical Holdings Co., Ltd.	100	7,195
Takeda Pharmaceutical Co., Ltd.	2,500	90,934
UCB SA	212	17,085
Vifor Pharma AG	76	11,945
		8,057,078
Medical-Generic Drugs — 0.0%
Teva Pharmaceutical Industries, Ltd. ADR†	1,831	14,923
Medical-HMO — 0.7%
Anthem, Inc.	659	177,324
UnitedHealth Group, Inc.	6,645	1,679,191
		1,856,515
Medical-Hospitals — 0.1%
Acadia Healthcare Co., Inc.†	3,048	91,409
HCA Healthcare, Inc.	692	92,410
NMC Health PLC	157	4,440
Ramsay Health Care, Ltd.	272	12,842
		201,101
Medical-Wholesale Drug Distribution — 0.1%
Alfresa Holdings Corp.	300	6,756
AmerisourceBergen Corp.	1,393	118,934
Medipal Holdings Corp.	400	9,194
Suzuken Co., Ltd.	100	5,371
		140,255
Metal Processors & Fabrication — 0.0%
NSK, Ltd.	600	5,645
SKF AB, Class B	638	11,533
		17,178
Metal Products-Distribution — 0.0%
MISUMI Group, Inc.	400	10,164
Metal-Aluminum — 0.0%
Alumina, Ltd.	4,113	6,436
Norsk Hydro ASA	2,260	7,975
		14,411
Metal-Copper — 0.0%
Antofagasta PLC	663	7,448
Metal-Diversified — 0.2%
Anglo American PLC	1,771	45,459
Boliden AB	460	12,370
Glencore PLC	18,543	55,882
Rio Tinto PLC	2,855	148,447
Rio Tinto, Ltd.	3,329	208,555
South32, Ltd.	8,489	14,922
		485,635
Metal-Iron — 0.0%
Fortescue Metals Group, Ltd.	2,328	14,299
Miscellaneous Manufacturing — 0.1%
Alstom SA	3,746	161,894
Knorr-Bremse AG	81	8,175
		170,069
Motion Pictures & Services — 0.0%
Toho Co., Ltd.	200	8,093
Motorcycle/Motor Scooter — 0.0%
Yamaha Motor Co., Ltd.	500	9,908

MRI/Medical Diagnostic Imaging — 0.0%
Sonic Healthcare, Ltd.	756	14,874
Multimedia — 0.0%
Bollore SA	1,476	6,387
Informa PLC	2,104	21,122
Pearson PLC	1,313	11,603
Vivendi SA	1,537	42,787
		81,899
Networking Products — 0.1%
Arista Networks, Inc.†	531	129,867
Cisco Systems, Inc.	3,585	170,323
Telefonaktiebolaget LM Ericsson, Class B	5,163	45,108
		345,298
Non-Ferrous Metals — 0.0%
Mitsubishi Materials Corp.	200	5,797
Non-Hazardous Waste Disposal — 0.2%
Waste Connections, Inc.	5,043	465,973
Office Automation & Equipment — 0.1%
Canon, Inc.	1,700	46,628
FUJIFILM Holdings Corp.	600	26,558
Konica Minolta, Inc.	700	5,179
Ricoh Co., Ltd.	1,100	9,881
Seiko Epson Corp.	400	5,697
Zebra Technologies Corp., Class A†	964	229,307
		323,250
Office Supplies & Forms — 0.1%
Avery Dennison Corp.	1,643	210,074
Societe BIC SA	43	2,985
		213,059
Oil Companies-Exploration & Production — 0.6%
Aker BP ASA	182	5,025
ConocoPhillips	4,981	274,951
Diamondback Energy, Inc.	6,542	561,042
EOG Resources, Inc.	1,582	109,648
EQT Corp.	6,525	70,078
Inpex Corp.	1,800	16,810
Lundin Petroleum AB	5,244	173,140
Oil Search, Ltd.	2,304	11,372
Pioneer Natural Resources Co.	1,949	239,766
Santos, Ltd.	2,975	16,653
Woodside Petroleum, Ltd.	1,573	34,916
		1,513,401
Oil Companies-Integrated — 1.2%
BP PLC	91,210	578,103
Chevron Corp.	9,817	1,140,146
Eni SpA	4,275	64,701
Equinor ASA	1,683	31,130
Galp Energia SGPS SA	842	13,410
OMV AG	247	14,413
Repsol SA	2,455	40,249
Royal Dutch Shell PLC, Class A	13,809	399,428
Royal Dutch Shell PLC, Class B	12,970	372,639
TOTAL SA	10,360	544,622
		3,198,841
Oil Refining & Marketing — 0.2%
Caltex Australia, Ltd.	420	7,895
DCC PLC	165	15,466
Idemitsu Kosan Co., Ltd.	300	8,903
JXTG Holdings, Inc.	5,400	25,472
Marathon Petroleum Corp.	2,901	185,519
Murphy USA, Inc.†	1,148	135,384
Neste Oyj	711	25,661
PBF Energy, Inc., Class A	2,535	81,830
Phillips 66	1,385	161,796
		647,926
Oil-Field Services — 0.0%
John Wood Group PLC	1,145	5,017
Worley, Ltd.	542	5,104
		10,121
Optical Supplies — 0.0%
EssilorLuxottica SA	479	73,082
Paper & Related Products — 0.0%
Mondi PLC	816	16,886
Oji Holdings Corp.	1,400	7,325
Smurfit Kappa Group PLC	379	12,639
Stora Enso Oyj, Class R	978	12,680
UPM-Kymmene Oyj	897	29,152
		78,682
Petrochemicals — 0.0%
Mitsui Chemicals, Inc.	300	7,231
Pharmacy Services — 0.2%
Cigna Corp.	3,069	547,694
Photo Equipment & Supplies — 0.0%
Nikon Corp.	600	7,723
Pipelines — 0.2%
APA Group	1,983	15,925
Equitrans Midstream Corp.	4,601	64,046
Kinder Morgan, Inc.	11,353	226,833
Koninklijke Vopak NV	118	6,474
Williams Cos., Inc.	7,299	162,841
		476,119
Power Converter/Supply Equipment — 0.2%
Generac Holdings, Inc.†	2,635	254,488
Schneider Electric SE	3,824	355,096
		609,584
Printing-Commercial — 0.0%
Dai Nippon Printing Co., Ltd.	400	10,771
Toppan Printing Co., Ltd.	300	5,587
		16,358
Private Equity — 0.1%
3i Group PLC	16,791	245,343
Eurazeo SE	68	4,740
Partners Group Holding AG	32	24,951
		275,034
Public Thoroughfares — 0.0%
Atlantia SpA	833	20,569
Transurban Group	4,496	45,994
		66,563

Publishing-Newspapers — 0.0%
New York Times Co., Class A	3,163	97,737
Schibsted ASA, Class B	165	4,608
Singapore Press Holdings, Ltd.	2,400	3,916
		106,261
Publishing-Periodicals — 0.0%
Wolters Kluwer NV	470	34,607
Radio — 0.0%
Entercom Communications Corp., Class A	16,908	58,840
Real Estate Investment Trusts — 1.2%
American Homes 4 Rent, Class A	5,002	132,403
Ascendas Real Estate Investment Trust	4,200	9,786
British Land Co. PLC	1,522	12,235
Brixmor Property Group, Inc.	7,977	175,654
CapitaLand Commercial Trust	4,400	6,630
CapitaLand Mall Trust	4,300	8,028
Covivio	77	8,717
Daiwa House REIT Investment Corp.	3	8,737
Dexus	15,135	124,887
EastGroup Properties, Inc.	658	88,139
Federal Realty Investment Trust	985	133,970
Gecina SA	77	13,208
Goodman Group	15,030	149,094
GPT Group	3,254	13,347
ICADE	50	4,896
Japan Prime Realty Investment Corp.	2	9,612
Japan Real Estate Investment Corp.	2	13,649
Japan Retail Fund Investment Corp.	5	11,668
Kimco Realty Corp.	6,899	148,742
Klepierre SA	343	12,773
Land Securities Group PLC	1,184	14,417
Link REIT	3,500	38,167
Mid-America Apartment Communities, Inc.	1,816	252,406
Mirvac Group	6,565	14,527
Nippon Building Fund, Inc.	2	15,187
Nippon Prologis REIT, Inc.	4	11,186
Nomura Real Estate Master Fund, Inc.	7	13,385
Outfront Media, Inc.	5,280	138,917
Prologis, Inc.	11,593	1,017,402
Public Storage	937	208,820
Rayonier, Inc.	4,450	120,061
Scentre Group	8,935	23,590
Segro PLC	1,822	19,924
Stockland	4,042	13,625
Suntec Real Estate Investment Trust	3,200	4,375
Unibail-Rodamco-Westfield (Euronext Amsterdam)	645	99,740
United Urban Investment Corp.	5	10,094
Vicinity Centres	5,472	10,072
Weyerhaeuser Co.	2,693	78,663
		3,190,733
Real Estate Management/Services — 0.2%
Aeon Mall Co., Ltd.	200	3,215
CBRE Group, Inc., Class A†	8,059	431,560
Daito Trust Construction Co., Ltd.	100	13,307
Deutsche Wohnen SE	600	22,565
Mitsubishi Estate Co., Ltd.	2,000	39,031
REA Group, Ltd.	89	6,662
Swiss Prime Site AG	128	13,183
Vonovia SE	844	44,910
		574,433
Real Estate Operations & Development — 0.2%
Aroundtown SA	1,529	12,902
Azrieli Group, Ltd.	71	5,469
CapitaLand, Ltd.	4,300	11,379
CK Asset Holdings, Ltd.	16,000	111,690
Hang Lung Properties, Ltd.	4,000	8,811
Henderson Land Development Co., Ltd.	3,000	15,027
Hongkong Land Holdings, Ltd.	2,100	11,550
Hulic Co., Ltd.	500	5,468
Hysan Development Co., Ltd.	1,000	3,950
Kerry Properties, Ltd.	1,000	3,242
Mitsui Fudosan Co., Ltd.	7,300	187,992
New World Development Co., Ltd.	10,000	14,344
Nomura Real Estate Holdings, Inc.	200	4,767
Sino Land Co., Ltd.	2,000	2,997
Sumitomo Realty & Development Co., Ltd.	600	21,908
Sun Hung Kai Properties, Ltd.	2,500	37,934
Swire Properties, Ltd.	2,000	6,304
Tokyu Fudosan Holdings Corp.	1,100	7,344
UOL Group, Ltd.	900	5,160
Wharf Holdings, Ltd.	2,000	4,548
Wharf Real Estate Investment Co., Ltd.	2,000	11,792
Wheelock & Co., Ltd.	1,000	6,196
		500,774
Rental Auto/Equipment — 0.0%
Ashtead Group PLC	794	24,149
Resorts/Theme Parks — 0.0%
Merlin Entertainments PLC*	1,202	7,077
Oriental Land Co., Ltd.	300	44,129
		51,206
Respiratory Products — 0.0%
Fisher & Paykel Healthcare Corp., Ltd.	964	11,836
Retail-Apparel/Shoe — 0.4%
ABC-Mart, Inc.	100	6,871
Fast Retailing Co., Ltd.	100	62,089
Hennes & Mauritz AB, Class B	1,350	28,208
HUGO BOSS AG	106	4,459
Industria de Diseno Textil SA	9,551	297,730
Lululemon Athletica, Inc.†	926	189,154
Next PLC	231	19,695
Ross Stores, Inc.	5,393	591,450
Shimamura Co., Ltd.	100	8,529
Zalando SE†*	232	10,052
		1,218,237
Retail-Auto Parts — 0.6%
Advance Auto Parts, Inc.	1,163	188,964
AutoZone, Inc.†	271	310,127
Genuine Parts Co.	536	54,983
O’Reilly Automotive, Inc.†	2,196	956,380
		1,510,454

Retail-Automobile — 0.0%
USS Co., Ltd.	500	9,751
Retail-Building Products — 0.2%
Home Depot, Inc.	2,513	589,500
Kingfisher PLC	3,546	9,517
Wesfarmers, Ltd.	1,905	52,213
		651,230
Retail-Consumer Electronics — 0.1%
Best Buy Co., Inc.	1,685	121,034
Dixons Carphone PLC	38,828	66,013
Yamada Denki Co., Ltd.	1,200	5,812
		192,859
Retail-Convenience Store — 0.0%
FamilyMart Co., Ltd.	400	9,986
Lawson, Inc.	100	5,538
		15,524
Retail-Discount — 0.0%
Harvey Norman Holdings, Ltd.	892	2,515
Pan Pacific International Holdings Corp.	800	12,646
		15,161
Retail-Drug Store — 0.1%
Sundrug Co., Ltd.	100	3,329
Tsuruha Holdings, Inc.	100	11,325
Walgreens Boots Alliance, Inc.	3,118	170,804
Welcia Holdings Co., Ltd.	100	5,788
		191,246
Retail-Gardening Products — 0.1%
Tractor Supply Co.	1,863	177,022
Retail-Home Furnishings — 0.0%
Nitori Holdings Co., Ltd.	100	15,288
Retail-Jewelry — 0.2%
Cie Financiere Richemont SA	3,754	295,297
Pandora A/S	176	8,654
Swatch Group AG (TRQX)	94	5,036
Swatch Group AG (XEGT)	49	13,560
Tiffany & Co.	1,451	180,664
		503,211
Retail-Major Department Stores — 0.1%
Marks & Spencer Group PLC	3,277	7,705
Marui Group Co., Ltd.	6,700	149,957
Nordstrom, Inc.	3,083	110,680
		268,342
Retail-Misc./Diversified — 0.0%
Dufry AG	72	6,246
Ryohin Keikaku Co., Ltd.	4,200	94,314
		100,560
Retail-Regional Department Stores — 0.1%
Isetan Mitsukoshi Holdings, Ltd.	700	5,626
J. Front Retailing Co., Ltd.	500	6,413
Kohl’s Corp.	2,590	132,763
		144,802
Retail-Restaurants — 0.3%
Brinker International, Inc.	2,295	102,013
McDonald’s Corp.	2,995	589,117
McDonald’s Holdings Co. Japan, Ltd.	100	5,028
		696,158
Retail-Vision Service Center — 0.0%
National Vision Holdings, Inc.†	3,139	74,708
Retirement/Aged Care — 0.0%
Ryman Healthcare, Ltd.	672	5,562
Rubber & Vinyl — 0.0%
JSR Corp.	300	5,692
Rubber-Tires — 0.1%
Bridgestone Corp.	4,100	171,722
Cie Generale des Etablissements Michelin SCA	287	34,922
Continental AG	185	24,735
Nokian Renkaat Oyj	209	5,967
Pirelli & C SpA*	672	3,884
Sumitomo Rubber Industries, Ltd.	300	4,009
Yokohama Rubber Co., Ltd.	200	4,513
		249,752
Satellite Telecom — 0.0%
Eutelsat Communications SA	293	5,555
SES SA FDR	612	11,856
		17,411
Schools — 0.0%
Benesse Holdings, Inc.	200	5,384
Security Services — 0.0%
G4S PLC	2,607	6,984
Secom Co., Ltd.	400	37,281
Securitas AB, Class B	526	8,411
Sohgo Security Services Co., Ltd.	100	5,473
		58,149
Semiconductor Components-Integrated Circuits — 0.8%
Analog Devices, Inc.	7,499	799,618
NXP Semiconductors NV	497	56,499
QUALCOMM, Inc.	3,830	308,085
Renesas Electronics Corp.†	9,500	65,099
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	18,141	936,620
		2,165,921
Semiconductor Equipment — 0.3%
Advantest Corp.	300	13,737
ASM Pacific Technology, Ltd.	500	7,000
ASML Holding NV	1,952	511,610
KLA Corp.	1,172	198,115
Tokyo Electron, Ltd.	300	61,325
		791,787
Shipbuilding — 0.1%
Wartsila Oyj Abp	11,453	120,863
Yangzijiang Shipbuilding Holdings, Ltd.	4,000	2,808
		123,671

Silver Mining — 0.0%
Fresnillo PLC	371	3,412
Soap & Cleaning Preparation — 0.1%
Henkel AG & Co. KGaA	175	16,853
Henkel AG & Co. KGaA (Preference Shares)	1,743	181,139
Reckitt Benckiser Group PLC	1,189	91,856
		289,848
Steel Pipe & Tube — 0.0%
Maruichi Steel Tube, Ltd.	100	2,759
Tenaris SA	794	8,018
		10,777
Steel-Producers — 0.1%
ArcelorMittal	6,394	94,346
BlueScope Steel, Ltd.	896	8,233
Evraz PLC	849	4,038
JFE Holdings, Inc.	800	10,127
Kobe Steel, Ltd.	600	3,267
Nippon Steel Corp.	1,400	20,632
thyssenkrupp AG	680	9,704
voestalpine AG	195	4,883
		155,230
Steel-Specialty — 0.0%
Hitachi Metals, Ltd.	300	3,800
Telecom Services — 0.1%
HKT Trust & HKT, Ltd.	6,000	9,341
PCCW, Ltd.	8,000	4,758
Singapore Telecommunications, Ltd.	13,700	33,232
Spark New Zealand, Ltd.	3,086	8,864
Telenor ASA	11,138	208,501
TPG Telecom, Ltd.	624	2,813
		267,509
Telecommunication Equipment — 0.0%
CommScope Holding Co., Inc.†	6,782	75,958
NICE, Ltd.†	104	16,442
		92,400
Telephone-Integrated — 0.9%
BT Group PLC	14,173	37,581
Deutsche Telekom AG	17,556	308,741
Elisa Oyj	239	13,053
KDDI Corp.	3,000	83,313
Koninklijke KPN NV	6,003	18,612
Nippon Telegraph & Telephone Corp.	5,800	288,738
Orange SA	11,182	180,085
Proximus SADP	256	7,860
SoftBank Group Corp.	2,800	108,640
Swisscom AG	45	22,990
Telecom Italia SpA†	15,329	8,970
Telecom Italia SpA (RSP)	10,129	5,861
Telefonica Deutschland Holding AG	1,500	4,760
Telefonica SA	13,683	104,917
Telia Co AB	4,730	20,795
Verizon Communications, Inc.	22,406	1,354,891
		2,569,807
Television — 0.1%
CBS Corp., Class B	2,580	92,983
ITV PLC	76,639	132,779
Nexstar Media Group, Inc., Class A	1,496	145,546
RTL Group SA	65	3,303
		374,611
Textile-Apparel — 0.1%
LVMH Moet Hennessy Louis Vuitton SE	470	200,503
Textile-Products — 0.0%
Teijin, Ltd.	300	6,062
Tobacco — 0.2%
British American Tobacco PLC	11,478	401,734
Imperial Brands PLC	1,608	35,252
Japan Tobacco, Inc.	7,500	170,571
Swedish Match AB	296	13,893
		621,450
Tools-Hand Held — 0.1%
Makita Corp.	400	13,649
Stanley Black & Decker, Inc.	2,359	356,988
		370,637

Toys — 0.1%
Bandai Namco Holdings, Inc.	300	18,524
Nintendo Co., Ltd.	900	321,863
		340,387
Transactional Software — 0.0%
Worldline SA†*	138	8,380
Transport-Marine — 0.0%
AP Moller - Maersk A/S, Series A	7	8,401
AP Moller - Maersk A/S, Series B	11	14,020
Mitsui OSK Lines, Ltd.	200	5,512
Nippon Yusen KK	200	3,636
		31,569
Transport-Rail — 0.5%
Aurizon Holdings, Ltd.	3,344	13,601
Central Japan Railway Co.	900	185,809
East Japan Railway Co.	500	45,602
Getlink SE	739	12,371
Hankyu Hanshin Holdings, Inc.	400	16,113
Keihan Holdings Co., Ltd.	200	9,482
Keikyu Corp.	400	8,023
Keio Corp.	200	12,427
Keisei Electric Railway Co., Ltd.	200	8,232
Kintetsu Group Holdings Co., Ltd.	300	16,418
Kyushu Railway Co.	300	9,945
MTR Corp., Ltd.	2,500	14,357
Nagoya Railroad Co., Ltd.	400	12,779
Norfolk Southern Corp.	4,154	756,028
Odakyu Electric Railway Co., Ltd.	500	12,237
Seibu Holdings, Inc.	300	5,315
Tobu Railway Co., Ltd.	400	13,427
Tokyu Corp.	11,300	214,615
West Japan Railway Co.	1,500	130,804
		1,497,585

Transport-Services — 0.1%
ComfortDelGro Corp., Ltd.	3,600	6,086
Deutsche Post AG	6,436	227,904
DSV A/S	370	35,902
Kamigumi Co., Ltd.	200	4,545
Kuehne & Nagel International AG	91	14,699
Nippon Express Co., Ltd.	100	5,751
Poste Italiane SpA*	878	10,654
SG Holdings Co., Ltd.	300	7,470
Yamato Holdings Co., Ltd.	2,700	45,604
		358,615
Transport-Truck — 0.1%
Old Dominion Freight Line, Inc.	1,045	190,274
Travel Services — 0.0%
Flight Centre Travel Group, Ltd.	93	2,730
TUI AG	741	9,695
		12,425
Veterinary Diagnostics — 0.0%
Elanco Animal Health, Inc.†	3,943	106,540
Water — 0.0%
Severn Trent PLC	399	11,655
Suez	574	8,946
United Utilities Group PLC	1,146	12,918
Veolia Environnement SA	903	23,738
		57,257
Water Treatment Systems — 0.0%
Kurita Water Industries, Ltd.	200	5,815
Web Hosting/Design — 0.0%
Shopify, Inc., Class A†	351	110,063
Wix.com, Ltd.†	80	9,766
		119,829
Web Portals/ISP — 1.1%
Alphabet, Inc., Class A†	1,452	1,827,777
Alphabet, Inc., Class C†	972	1,224,827
Iliad SA	44	4,554
United Internet AG	207	6,236
Z Holdings Corp.	4,800	14,846
		3,078,240
Wire & Cable Products — 0.0%
Prysmian SpA	406	9,378
Wireless Equipment — 0.0%
Nokia Oyj	19,093	70,133
Total Common Stocks (cost $120,485,148)		127,044,910
REGISTERED INVESTMENT COMPANIES — 8.0%
JPMorgan Emerging Markets Strategic Debt Fund, Class R6	647,541	5,335,739
JPMorgan Emerging Markets Equity Fund, Class R6	273,725	8,485,488
JPMorgan High Yield Fund, Class R6	1,135,066	8,149,774
Total Registered Investment Companies (cost $21,548,027)		21,971,001
PREFERRED SECURITIES/CAPITAL SECURITIES — 0.1%
Diversified Banking Institutions — 0.1%
Credit Suisse Group AG 7.50% due 12/11/2023*(1) (cost $217,069)	$200,000	221,738
ASSET BACKED SECURITIES — 5.2%
Diversified Financial Services — 5.2%
Alternative Loan Trust FRS Series 2006-OA9, Class 1A1 2.05% (1 ML+0.20%) due 07/20/2046(2)	159,844	127,480
American Credit Acceptance Receivables Trust Series 2019-3, Class C 2.76% due 09/12/2025*	188,000	189,108
American Credit Acceptance Receivables Trust Series 2019-1, Class C 3.50% due 04/14/2025*	112,000	113,978
American Credit Acceptance Receivables Trust Series 2018-3, Class D 4.14% due 10/15/2024*	51,000	52,217
Angel Oak Mtg. Trust I LLC VRS Series 2018-3, Class A1 3.65% due 09/25/2048*(2)(3)	138,552	140,067
Angel Oak Mtg. Trust I LLC VRS Series 2018-2, Class A1 3.67% due 07/27/2048*(2)(3)	228,329	230,725
Arroyo Mtg. Trust VRS Series 2019-3, Class A1 2.96% due 10/25/2048*(2)(3)	173,835	175,262
Arroyo Mtg. Trust VRS Series 2018-1, Class A1 3.76% due 04/25/2048*(2)(3)	187,742	191,905
Arroyo Mtg. Trust VRS Series 2019-1, Class A1 3.81% due 01/25/2049*(2)(3)	85,812	87,677
BAMLL Commercial Mtg. Securities Trust VRS Series 2018-PARK, Class A 4.09% due 08/10/2038*(3)(4)	100,000	112,808
BANK Series 2019-BN22, Class A4 2.98% due 11/15/2062(4)	180,000	187,458
BANK Series 2017-BNK9, Class A4 3.54% due 11/15/2054(4)	185,000	200,131
BBCMS Mtg. Trust FRS Series 2018-TALL, Class A 2.64% (1 ML+0.72%) due 03/15/2037*(4)	405,000	404,083
BBCMS Trust FRS Series 2018-CBM, Class A 2.91% (1 ML+1.00%) due 07/15/2037*(4)	70,000	69,999
Blackstone Mtg. Trust, Inc. FRS Series 2017-FL1, Class A 2.75% (1 ML+0.87%) due 06/15/2035*(4)	278,634	278,634
Braemar Hotels & Resorts Trust FRS Series 2018-PRME, Class A 2.73% (1 ML+0.82%) due 06/15/2035*(4)	130,000	129,349

BX Commercial Mtg. Trust FRS Series 2018-BIOA, Class A 2.58% (1 ML+0.67%) due 03/15/2037*(4)	270,000	269,326
BX Trust FRS Series 2018-MCSF, Class A 2.49% (1 ML+0.58%) due 04/15/2035*(4)	255,000	254,438
BX Trust FRS Series 2018-MCSF, Class B 2.72% (1 ML+0.81%) due 04/15/2035*(4)	110,000	109,620
BX Trust FRS Series 2018-EXCL, Class A 3.00% (1 ML+1.09%) due 09/15/2037*(4)	181,477	181,021
BXP Trust Series 2017-GM, Class A 3.38% due 06/13/2039*(4)	120,000	128,389
BXP Trust VRS Series 2017-GM, Class B 3.42% due 06/13/2039*(3)(4)	260,000	275,440
Capital Automotive REIT Series 2017-1A, Class A1 3.87% due 04/15/2047*	104,227	105,336
CGDBB Commercial Mtg. Trust FRS Series 2017-BIOC, Class A 2.70% (1 ML+0.79%) due 07/15/2032*(4)	300,000	299,906
CGDBB Commercial Mtg. Trust FRS Series 2017-BIOC, Class B 2.88% (1 ML+0.97%) due 07/15/2032*(4)	281,000	280,912
CIM Trust FRS Series 2019-INV1, Class A2 2.82% (1 ML+1.00%) due 02/25/2049*(2)	104,345	105,729
Citigroup Commercial Mtg. Trust Series 2013-GC11, Class AS 3.42% due 04/10/2046(4)	90,000	93,313
Citigroup Commercial Mtg. Trust Series 2018-B2, Class A4 4.01% due 03/10/2051(4)	275,000	307,256
Citigroup Commercial Mtg. Trust VRS Series 2018-C5, Class A4 4.23% due 06/10/2051(3)(4)	205,000	232,512
Citigroup Mtg. Loan Trust, Inc. FRS Series 2003-HE3, Class A 2.58% (1 ML+0.76%) due 12/25/2033	5,017	5,032
Citigroup Mtg. Loan Trust, Inc. Series 2007-12, Class 2A1 6.50% due 10/25/2036*(2)	107,447	89,804
COMM Mtg. Trust Series 2016-667M, Class A 3.14% due 10/10/2036*(4)	100,000	104,702
COMM Mtg. Trust VRS Series 2014-CR 15, Class C 4.75% due 02/10/2047(3)(4)	100,000	108,296
Commonbond Student Loan Trust FRS Series 2018-AGS, Class A2 2.32% (1 ML+0.50%) due 02/25/2044*	120,682	117,977
Countrywide Alternative Loan Trust Series 2006-J5, Class 1A1 6.50% due 09/25/2036(2)	215,612	182,600
Countrywide Asset-Backed Certs. Trust FRS Series 2004-6, Class M1 2.72% (1 ML+0.90%) due 10/25/2034	34,592	33,319
Countrywide Home Loan Mtg. Pass-Through Trust Series 2005-21, Class A2 5.50% due 10/25/2035(2)	21,980	20,012
Credit Acceptance Auto Loan Trust Series 2018-3A, Class A 3.55% due 08/15/2027*	250,000	254,824
DBGS Mtg. Trust FRS Series 2018-BIOD, Class A 2.72% (1 ML+0.80%) due 05/15/2035*(4)	153,143	153,046
DBGS Mtg. Trust FRS Series 2018-BIOD, Class B 2.80% (1 ML+0.89%) due 05/15/2035*(4)	92,814	92,669
DBGS Mtg. Trust Series 2019-1735, Class A 3.84% due 04/10/2037*(4)	205,000	225,434
Deephaven Residential Mtg. Trust VRS Series 2019-3A, Class A1 2.96% due 07/25/2059*(2)(3)	172,000	172,840
Deephaven Residential Mtg. Trust VRS Series 2019-2A, Class A1 3.56% due 04/25/2059*(2)(3)	122,015	122,988
Deephaven Residential Mtg. Trust VRS Series 2018-3A, Class A1 3.79% due 08/25/2058*(2)(3)	62,203	62,673
DT Auto Owner Trust Series 2018-1A, Class B 3.04% due 01/18/2022*	52,870	52,907
Ellington Financial Mtg. Trust VRS Series 2018-1, Class A1FX 4.14% due 10/25/2058*(2)(3)	144,307	146,462
Exeter Automobile Receivables Trust Series 2018-1A, Class B 2.75% due 04/15/2022*	87,407	87,472
Exeter Automobile Receivables Trust Series 2018-1A, Class C 3.03% due 01/17/2023*	228,000	229,174
Exeter Automobile Receivables Trust Series 2018-2A, Class B 3.27% due 05/16/2022*	171,819	172,259

Exeter Automobile Receivables Trust Series 2019-2A, Class C 3.30% due 03/15/2024*	115,000	117,169
Exeter Automobile Receivables Trust Series 2018-3A, Class B 3.46% due 10/17/2022*	66,000	66,366
Exeter Automobile Receivables Trust Series 2018-2A, Class C 3.69% due 03/15/2023*	135,000	136,573
Exeter Automobile Receivables Trust Series 2015-3A, Class D 6.55% due 10/17/2022*	195,000	198,202
First Franklin Mtg. Loan Trust FRS Series 2004-FF4, Class M1 2.68% (1 ML+0.86%) due 06/25/2034	78,096	78,267
GLS Auto Receivables Issuer Trust Series 2019-2A, Class B 3.32% due 03/15/2024*	312,000	316,280
GPMT, Inc. FRS Series 2018-FL1, Class A 2.75% (1 ML+0.90%) due 11/21/2035*(4)	200,294	199,917
GS Mtg. Securities Trust Series 2017-GPTX, Class A 2.86% due 05/10/2034*(4)	175,000	175,898
GS Mtg. Securities Trust Series 2019 -GC38, Class A2 3.87% due 02/10/2052(4)	80,000	85,549
GS Mtg. Securities Trust VRS Series 2018-GS9, Class A4 3.99% due 03/10/2051(3)(4)	195,000	217,395
GSAMP Trust FRS Series 2006-FM1, Class A2C 1.98% (1 ML+0.16%) due 04/25/2036	210,146	155,102
Homeward Opportunities Fund I Trust VRS Series 2019-2, Class A1 2.70% due 09/25/2059*(2)(3)	93,308	93,500
Homeward Opportunities Fund I Trust VRS Series 2019-1, Class A1 3.45% due 01/25/2059*(2)(3)	103,115	104,170
Homeward Opportunities Fund I Trust VRS Series 2018-1, Class A1 3.77% due 06/25/2048*(2)(3)	66,969	67,553
Hudson Yards Mtg. Trust Series 2019-30HY, Class A 3.23% due 07/10/2039*(4)	115,000	122,344
Independence Plaza Trust Series 2018-INDP, Class A 3.76% due 07/10/2035*(4)	125,000	132,717
JPMorgan Chase Commercial Mtg. Securities Trust VRS Series 2013-C13, Class AS 4.07% due 01/15/2046(3)(4)	90,000	95,810
KREF, Ltd. FRS Series 2018-FL1, Class A 2.98% (1 ML+1.10%) due 06/15/2036*	100,000	100,063
LB-UBS Commercial Mtg. Trust VRS Series 2006-C6, Class AJ 5.45% due 09/15/2039(3)(4)	205,014	119,620
Lehman Mtg. Trust Series 2007-4, Class 4A1 6.00% due 05/25/2037(2)	12,746	12,908
Lendmark Funding Trust Series 2018-1A, Class A 3.81% due 12/21/2026*	170,000	173,081
Long Beach Mtg. Loan Trust FRS Series 2004-3, Class M1 2.68% (1 ML+0.86%) due 07/25/2034	55,087	53,356
LSTAR Commercial Mtg. Trust Series 2016-4, Class A1 1.82% due 03/10/2049*(4)	108,123	107,607
MAD Mtg. Trust VRS Series 2017-330M, Class A 3.19% due 08/15/2034*(3)(4)	137,000	141,676
MetLife Securitization Trust VRS Series 2017-1A, Class A 3.00% due 04/25/2055*(2)(3)	275,176	280,017
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C7, Class A4 2.92% due 02/15/2046(4)	55,000	56,292
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C9, Class AS 3.46% due 05/15/2046(4)	145,000	150,397
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C24, Class A4 3.73% due 05/15/2048(4)	100,000	107,774
Morgan Stanley Capital I Trust FRS Series 2018-SUN, Class B 3.11% (1 ML+1.20%) due 07/15/2035*(4)	140,000	139,736
Morgan Stanley Capital I Trust Series 2019-H6, Class A4 3.42% due 06/15/2052(4)	135,000	145,033
Morgan Stanley Capital I Trust Series 2018-MP, Class A 4.42% due 07/11/2040*(4)	230,000	264,503
New Residential Mtg. Loan Trust VRS Series 2019-NQM3, Class A1 2.80% due 07/25/2049*(2)(3)	118,826	119,224
One Market Plaza Trust Series 2017-1MKT, Class A 3.61% due 02/10/2032*(4)	330,000	340,554
OneMain Direct Auto Receivables Trust Series 2018-1A, Class B 3.71% due 04/14/2025*	132,000	135,742

Option One Mtg. Loan Trust FRS Series 2004-3, Class M2 2.68% (1 ML+0.86%) due 11/25/2034	23,354	23,545
Prosper Marketplace Issuance Trust Series 2018-1A, Class B 3.90% due 06/17/2024*	75,609	75,811
Renaissance Home Equity Loan Trust FRS Series 2005-2, Class AV3 2.19% (1 ML+0.37%) due 08/25/2035	159,311	155,919
SoFi Consumer Loan Program Trust Series 2018-2, Class A1 2.93% due 04/26/2027*	26,844	26,868
Starwood Mtg. Residential Trust VRS Series 2019-INV1, Class A1 2.61% due 08/25/2049*(2)(3)	188,454	188,108
Starwood Mtg. Residential Trust VRS Series 2018-IMC1, Class A1 3.79% due 03/25/2048*(2)(3)	76,240	76,930
Verus Securitization Trust VRS Series 2018-2, Class A1 3.68% due 06/01/2058*(2)(3)	267,972	269,658
Verus Securitization Trust VRS Series 2019-1, Class A1 3.84% due 02/25/2059*(2)(3)	78,060	79,019
Washington Mutual Mtg. Pass-Through Certs. Series 2006-5, Class 2CB1 6.00% due 07/25/2036(2)	57,130	51,886
Wells Fargo Commercial Mtg. Trust Series 2019-C53, Class A4 3.04% due 10/15/2052(4)	215,000	224,480
Wells Fargo Commercial Mtg. Trust Series 2017-C41, Class A3 3.21% due 11/15/2050(4)	60,000	63,261
Wells Fargo Mtg. Backed Securities Trust VRS Series 2005-AR8, Class 1A1 4.96% due 06/25/2035(2)(3)	65,638	66,302
Wells Fargo Mtg. Backed Securities Trust Series 2007-7, Class A1 6.00% due 06/25/2037(2)	27,692	27,917
Westlake Automobile Receivables Trust Series 2019-3A, Class B 2.41% due 10/15/2024*	250,000	250,279
WF-RBS Commercial Mtg. Trust Series 2013-C11, Class AS 3.31% due 03/15/2045(4)	130,000	133,730
Total Asset Backed Securities (cost $14,383,187)		14,292,677
U.S. CORPORATE BONDS & NOTES — 11.1%
Aerospace/Defense — 0.1%
Boeing Co. Senior Notes 3.50% due 03/01/2039	40,000	41,575
Rockwell Collins, Inc. Senior Notes 3.20% due 03/15/2024	324,000	338,132
		379,707
Aerospace/Defense-Equipment — 0.2%
Harris Corp. Senior Notes 4.40% due 06/15/2028	80,000	89,879
L3Harris Technologies, Inc. Senior Notes 3.85% due 12/15/2026*	120,000	129,445
United Technologies Corp. Senior Notes 3.95% due 08/16/2025	25,000	27,358
United Technologies Corp. Senior Notes 4.13% due 11/16/2028	210,000	238,294
		484,976
Agricultural Chemicals — 0.0%
Mosaic Co. Senior Notes 4.05% due 11/15/2027	97,000	102,548
Airlines — 0.0%
United Airlines Pass-Through Trust Pass-Through Certs. Series 2018-1, Class AA 3.50% due 09/01/2031	95,781	100,011
Applications Software — 0.1%
Microsoft Corp. Senior Notes 4.10% due 02/06/2037	125,000	148,008
Auto-Cars/Light Trucks — 0.3%
American Honda Finance Corp. FRS Senior Notes 2.33% (3 ML+0.15%) due 11/13/2019	250,000	250,020
General Motors Co. Senior Notes 5.00% due 04/01/2035	134,000	136,705
General Motors Financial Co., Inc. Senior Notes 5.65% due 01/17/2029	50,000	55,908
Volkswagen Group of America Finance LLC Company Guar. Notes 4.25% due 11/13/2023*	200,000	214,295
		656,928
Auto/Truck Parts & Equipment-Original — 0.0%
American Axle & Manufacturing, Inc. Company Guar. Notes 6.25% due 04/01/2025	70,000	67,462

Dana, Inc. Senior Notes 5.50% due 12/15/2024	20,000	20,525
		87,987
Banks-Commercial — 0.5%
BB&T Corp. Senior Notes 2.63% due 06/29/2020	250,000	251,056
Citizens Bank NA Senior Notes 2.45% due 12/04/2019	250,000	250,090
Fifth Third Bank Senior Notes 2.20% due 10/30/2020	250,000	250,613
Manufacturers & Traders Trust Co. Senior Notes 2.10% due 02/06/2020	250,000	250,090
PNC Bank NA Senior Notes 2.15% due 04/29/2021	250,000	250,966
		1,252,815
Banks-Fiduciary — 0.1%
Bank of New York Mellon Corp. Senior Notes 2.60% due 08/17/2020	250,000	251,372
Bank of New York Mellon Corp. Senior Notes 2.66% due 05/16/2023	125,000	126,808
		378,180
Banks-Super Regional — 0.8%
Bank of America NA FRS Senior Notes 2.26% (3 ML+0.32%) due 07/26/2021	250,000	250,173
Huntington National Bank Senior Notes 2.38% due 03/10/2020	250,000	250,306
SunTrust Banks, Inc. Senior Notes 2.90% due 03/03/2021	250,000	252,810
SunTrust Banks, Inc. Senior Notes 4.00% due 05/01/2025	175,000	190,189
US Bank NA Senior Notes 3.10% due 05/21/2021	250,000	251,620
Wells Fargo & Co. Senior Notes 2.41% due 10/30/2025	235,000	235,199
Wells Fargo & Co. FRS Senior Notes 2.83% (3 ML+0.89%) due 07/22/2020	250,000	251,327
Wells Fargo & Co. Senior Notes 3.07% due 01/24/2023	255,000	260,003
Wells Fargo & Co. Senior Notes 3.75% due 01/24/2024	140,000	148,144
Wells Fargo & Co. Sub. Notes 4.40% due 06/14/2046	75,000	85,039
Wells Fargo & Co. Sub. Notes 4.75% due 12/07/2046	45,000	53,749
		2,228,559
Beverages-Non-alcoholic — 0.1%
Dr Pepper Snapple Group, Inc. Company Guar. Notes 2.55% due 09/15/2026	205,000	204,645
Brewery — 0.2%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 3.65% due 02/01/2026	115,000	123,145
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.70% due 02/01/2036	100,000	116,112
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.90% due 02/01/2046	65,000	77,972
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.00% due 04/13/2028	55,000	60,712
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.44% due 10/06/2048	125,000	140,307
		518,248
Broadcast Services/Program — 0.0%
Nexstar Broadcasting, Inc. Company Guar. Notes 6.13% due 02/15/2022*	50,000	50,688
Building & Construction Products-Misc. — 0.0%
American Woodmark Corp. Company Guar. Notes 4.88% due 03/15/2026*	50,000	50,875
Standard Industries, Inc. Senior Notes 4.75% due 01/15/2028*	35,000	36,312
		87,187
Cable/Satellite TV — 0.5%
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.13% due 05/01/2027*	45,000	47,419
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.88% due 04/01/2024*	185,000	192,863

Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.38% due 05/01/2047	40,000	43,945
Comcast Corp. Company Guar. Notes 2.35% due 01/15/2027	460,000	461,277
Comcast Corp. Company Guar. Notes 3.40% due 07/15/2046	130,000	132,037
Comcast Corp. Senior Notes 3.45% due 02/01/2050	50,000	51,305
DISH DBS Corp. Company Guar. Notes 5.00% due 03/15/2023	115,000	115,863
DISH DBS Corp. Company Guar. Notes 5.88% due 11/15/2024	70,000	70,175
Time Warner Cable LLC Senior Sec. Notes 4.50% due 09/15/2042	65,000	65,054
Time Warner Cable LLC Senior Sec. Notes 5.50% due 09/01/2041	80,000	88,209
		1,268,147
Casino Hotels — 0.1%
MGM Resorts International Company Guar. Notes 4.63% due 09/01/2026	130,000	136,500
MGM Resorts International Company Guar. Notes 6.00% due 03/15/2023	40,000	44,113
		180,613
Cellular Telecom — 0.1%
Sprint Corp. Company Guar. Notes 7.63% due 02/15/2025	80,000	87,900
Sprint Corp. Company Guar. Notes 7.88% due 09/15/2023	35,000	38,631
T-Mobile USA, Inc. Company Guar. Notes 6.50% due 01/15/2024	160,000	166,200
		292,731
Coatings/Paint — 0.0%
Sherwin-Williams Co. Senior Notes 2.75% due 06/01/2022	32,000	32,577
Sherwin-Williams Co. Senior Notes 3.13% due 06/01/2024	58,000	60,167
		92,744
Computer Services — 0.1%
International Business Machines Corp. Senior Notes 3.30% due 05/15/2026	170,000	179,858
International Business Machines Corp. Senior Notes 3.50% due 05/15/2029	105,000	112,870
		292,728
Computers — 0.1%
Apple, Inc. Senior Notes 2.45% due 08/04/2026	245,000	250,200
Dell International LLC/EMC Corp. Senior Sec. Notes 6.02% due 06/15/2026*	45,000	51,362
		301,562
Consumer Products-Misc. — 0.1%
Central Garden & Pet Co. Company Guar. Notes 5.13% due 02/01/2028	50,000	51,365
Spectrum Brands, Inc. Company Guar. Notes 5.75% due 07/15/2025	70,000	72,975
		124,340
Containers-Paper/Plastic — 0.0%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Senior Sec. Notes 6.88% due 02/15/2021	69,307	69,394
Diagnostic Equipment — 0.0%
Thermo Fisher Scientific, Inc. Senior Notes 2.95% due 09/19/2026	40,000	41,578
Distribution/Wholesale — 0.0%
Anixter, Inc. Company Guar. Notes 5.50% due 03/01/2023	45,000	46,152
Diversified Banking Institutions — 1.9%
Bank of America Corp. Senior Notes 2.46% due 10/22/2025	110,000	110,593
Bank of America Corp. Senior Notes 2.50% due 10/21/2022	150,000	151,396
Bank of America Corp. Senior Notes 3.00% due 12/20/2023	350,000	358,025
Bank of America Corp. Senior Notes 3.42% due 12/20/2028	314,000	328,668
Bank of America Corp. Senior Notes 3.55% due 03/05/2024	5,000	5,207
Bank of America Corp. Senior Notes 3.82% due 01/20/2028	140,000	150,661

Bank of America Corp. Senior Notes 3.86% due 07/23/2024	260,000	274,530
Bank of America Corp. Senior Notes 3.97% due 02/07/2030	50,000	54,563
Citigroup, Inc. Senior Notes 2.31% due 11/04/2022	110,000	110,317
Citigroup, Inc. Senior Notes 2.65% due 10/26/2020	250,000	251,741
Citigroup, Inc. Senior Notes 2.88% due 07/24/2023	495,000	503,098
Citigroup, Inc. Senior Notes 3.14% due 01/24/2023	140,000	142,777
Citigroup, Inc. Senior Notes 3.20% due 10/21/2026	45,000	46,670
Citigroup, Inc. Senior Notes 3.89% due 01/10/2028	95,000	102,171
Citigroup, Inc. Senior Notes 4.04% due 06/01/2024	360,000	381,185
Goldman Sachs Group, Inc. Senior Notes 2.35% due 11/15/2021	200,000	200,728
Goldman Sachs Group, Inc. Senior Notes 2.60% due 12/27/2020	250,000	250,241
Goldman Sachs Group, Inc. Senior Notes 2.91% due 07/24/2023	330,000	335,060
Goldman Sachs Group, Inc. Senior Notes 3.81% due 04/23/2029	320,000	339,676
Goldman Sachs Group, Inc. Senior Notes 3.85% due 01/26/2027	270,000	287,310
Morgan Stanley Senior Notes 2.80% due 06/16/2020	215,000	216,047
Morgan Stanley Senior Notes 3.59% due 07/22/2028	160,000	168,850
Morgan Stanley Senior Notes 3.74% due 04/24/2024	5,000	5,236
Morgan Stanley Senior Notes 3.77% due 01/24/2029	35,000	37,517
Morgan Stanley Senior Notes 3.97% due 07/22/2038	90,000	98,542
Morgan Stanley Senior Notes 4.38% due 01/22/2047	40,000	47,182
Morgan Stanley Senior Notes 4.43% due 01/23/2030	50,000	56,154
Morgan Stanley Senior Notes 5.50% due 07/24/2020	250,000	256,330
		5,270,475
Diversified Manufacturing Operations — 0.1%
General Electric Capital Corp. Senior Notes 2.20% due 01/09/2020	170,000	169,960
General Electric Co. Senior Notes 4.13% due 10/09/2042	10,000	10,207
Textron, Inc. Senior Notes 3.88% due 03/01/2025	40,000	42,485
		222,652
E-Commerce/Products — 0.0%
Amazon.com, Inc. Senior Notes 3.15% due 08/22/2027	55,000	58,681
Electric-Distribution — 0.1%
Commonwealth Edison Co. 1st Mtg. Notes 3.65% due 06/15/2046	90,000	98,226
Commonwealth Edison Co. 1st Mtg. Notes 3.70% due 03/01/2045	45,000	48,952
Entergy Louisiana LLC Collateral Trust Bonds 2.40% due 10/01/2026	45,000	45,282
Entergy Louisiana LLC Collateral Trust Bonds 4.00% due 03/15/2033	30,000	34,430
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 4.30% due 03/15/2049	10,000	12,010
Sempra Energy Senior Notes 3.40% due 02/01/2028	90,000	92,107
		331,007
Electric-Generation — 0.1%
Emera US Finance LP Company Guar. Notes 3.55% due 06/15/2026	70,000	73,521
Emera US Finance LP Company Guar. Notes 4.75% due 06/15/2046	40,000	46,954
		120,475

Electric-Integrated — 0.8%
American Electric Power Co., Inc. Senior Notes 2.15% due 11/13/2020	250,000	250,527
Baltimore Gas & Electric Co. Senior Notes 3.20% due 09/15/2049	80,000	79,501
Berkshire Hathaway Energy Co. Senior Notes 4.45% due 01/15/2049	35,000	41,984
Cleveland Electric Illuminating Co. Senior Notes 3.50% due 04/01/2028*	65,000	68,347
Cleveland Electric Illuminating Co. Senior Notes 4.55% due 11/15/2030*	55,000	62,755
Entergy Arkansas, Inc. 1st Mtg. Notes 3.75% due 02/15/2021	65,000	66,118
Entergy Texas, Inc. 1st Mtg. Notes 3.55% due 09/30/2049	75,000	77,561
Eversource Energy Senior Notes 2.50% due 03/15/2021	250,000	251,502
Exelon Corp. Junior Sub. Notes 3.50% due 06/01/2022	47,000	48,365
Jersey Central Power & Light Co. Senior Notes 4.30% due 01/15/2026*	35,000	38,307
NextEra Energy Capital Holdings, Inc. Company Guar. Notes 3.15% due 04/01/2024	60,000	62,364
PacifiCorp 1st Mtg. Notes 4.13% due 01/15/2049	60,000	70,364
Potomac Electric Power Co. 1st Mtg. Bonds 3.60% due 03/15/2024	90,000	95,599
Sierra Pacific Power Co. General Refunding Mtg. 2.60% due 05/01/2026	95,000	97,030
Southern California Edison Co. 1st Mtg. Bonds Class C 3.60% due 02/01/2045	36,000	35,065
Southern California Edison Co. 1st Mtg. Notes Class C 4.13% due 03/01/2048	58,000	62,057
Southern Co. Senior Notes 2.75% due 06/15/2020	250,000	250,983
Southwestern Electric Power Co. Senior Notes Class J 3.90% due 04/01/2045	60,000	63,619
Southwestern Public Service Co. 1st Mtg. Notes 3.70% due 08/15/2047	35,000	38,076
Trans-Allegheny Interstate Line Co. Senior Notes 3.85% due 06/01/2025*	125,000	134,041
Xcel Energy, Inc. Senior Notes 2.40% due 03/15/2021	250,000	251,403
Xcel Energy, Inc. Senior Notes 4.70% due 05/15/2020	95,000	95,192
		2,240,760
Enterprise Software/Service — 0.1%
Infor US, Inc. Company Guar. Notes 6.50% due 05/15/2022	85,000	86,169
Oracle Corp. Senior Notes 2.65% due 07/15/2026	165,000	169,025
Oracle Corp. Senior Notes 4.00% due 11/15/2047	45,000	50,440
		305,634
Finance-Auto Loans — 0.0%
Ally Financial, Inc. Senior Notes 4.13% due 02/13/2022	50,000	51,685
Ally Financial, Inc. Senior Notes 4.63% due 05/19/2022	10,000	10,477
		62,162
Finance-Credit Card — 0.3%
American Express Co. Senior Notes 3.00% due 02/22/2021	250,000	253,561
American Express Co. Senior Notes 3.40% due 02/27/2023	180,000	187,633
Capital One Financial Corp. Senior Notes 2.50% due 05/12/2020	250,000	250,531
		691,725
Finance-Leasing Companies — 0.2%
Air Lease Corp. Senior Notes 2.50% due 03/01/2021	250,000	251,249
Air Lease Corp. Senior Notes 3.25% due 10/01/2029	145,000	143,925
		395,174
Food-Catering — 0.0%
Aramark Services, Inc. Company Guar. Bonds 5.00% due 02/01/2028*	55,000	57,475

Food-Misc./Diversified — 0.0%
McCormick & Co., Inc. Senior Notes 3.15% due 08/15/2024	35,000	36,586
Post Holdings, Inc. Company Guar. Notes 5.50% due 03/01/2025*	35,000	36,666
		73,252
Food-Retail — 0.1%
Kroger Co. Senior Notes 3.30% due 01/15/2021	100,000	101,511
Kroger Co. Senior Notes 3.88% due 10/15/2046	145,000	137,808
		239,319
Gas-Distribution — 0.1%
Brooklyn Union Gas Co. Senior Notes 4.27% due 03/15/2048*	65,000	75,922
NiSource, Inc. Senior Notes 2.95% due 09/01/2029	90,000	90,863
		166,785
Home Furnishings — 0.0%
Tempur Sealy International, Inc. Company Guar. Notes 5.50% due 06/15/2026	60,000	62,775
Hotels/Motels — 0.0%
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. Company Guar. Notes 4.63% due 04/01/2025	22,000	22,605
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. Company Guar. Notes 4.88% due 04/01/2027	23,000	24,322
		46,927
Insurance Brokers — 0.0%
Marsh & McLennan Cos., Inc. Senior Notes 3.50% due 12/29/2020	100,000	101,758
Insurance-Life/Health — 0.5%
Athene Global Funding Sec. Notes 2.75% due 04/20/2020*	250,000	250,859
Jackson National Life Global Funding Senior Sec. Notes 2.60% due 12/09/2020*	250,000	251,880
Principal Life Global Funding II Senior Sec. Notes 2.63% due 11/19/2020*	250,000	251,298
Protective Life Global Funding Sec. Notes 2.70% due 11/25/2020*	250,000	251,728
Prudential Financial, Inc. Senior Notes 3.91% due 12/07/2047	30,000	32,375
Prudential Financial, Inc. Senior Notes 4.50% due 11/16/2021	250,000	262,787
		1,300,927
Insurance-Multi-line — 0.1%
MetLife, Inc. Senior Notes 4.13% due 08/13/2042	45,000	51,535
Metropolitan Life Global Funding I Sec. Notes 1.95% due 09/15/2021*	250,000	250,411
		301,946
Insurance-Mutual — 0.1%
New York Life Global Funding Sec. Notes 1.70% due 09/14/2021*	250,000	249,190
Insurance-Reinsurance — 0.0%
Berkshire Hathaway Finance Corp. Company Guar. Notes 4.25% due 01/15/2049	30,000	35,765
Internet Connectivity Services — 0.1%
Cogent Communications Group, Inc. Senior Sec. Notes 5.38% due 03/01/2022*	65,000	67,600
Zayo Group LLC/Zayo Capital, Inc. Company Guar. Notes 6.00% due 04/01/2023	65,000	66,853
		134,453
Internet Content-Entertainment — 0.0%
Netflix, Inc. Senior Notes 4.88% due 04/15/2028	50,000	51,665
Machinery-Pumps — 0.0%
SPX FLOW, Inc. Company Guar. Notes 5.63% due 08/15/2024*	65,000	67,681
Medical Information Systems — 0.1%
IQVIA, Inc. Company Guar. Notes 5.00% due 10/15/2026*	200,000	211,000
Medical Instruments — 0.1%
Boston Scientific Corp. Senior Notes 4.00% due 03/01/2029	100,000	111,336
Boston Scientific Corp. Senior Notes 4.70% due 03/01/2049	35,000	42,550
		153,886
Medical Products — 0.1%
Abbott Laboratories Senior Notes 3.40% due 11/30/2023	145,000	152,962

Becton Dickinson and Co. Senior Notes 3.70% due 06/06/2027	9,000	9,676
		162,638
Medical-Biomedical/Gene — 0.0%
Celgene Corp. Senior Notes 4.55% due 02/20/2048	35,000	42,534
Gilead Sciences, Inc. Senior Notes 4.15% due 03/01/2047	50,000	55,563
		98,097
Medical-Drugs — 0.2%
Bristol-Myers Squibb Co. Senior Notes 2.90% due 07/26/2024*	124,000	128,503
Bristol-Myers Squibb Co. Senior Notes 3.40% due 07/26/2029*	80,000	86,047
Bristol-Myers Squibb Co. Senior Notes 4.25% due 10/26/2049*	90,000	105,253
Eli Lilly & Co. Senior Notes 3.88% due 03/15/2039	35,000	40,555
Eli Lilly & Co. Senior Notes 3.95% due 03/15/2049	65,000	76,029
GlaxoSmithKline Capital, Inc. Company Guar. Notes 3.63% due 05/15/2025	16,000	17,269
Pfizer, Inc. Senior Notes 4.00% due 03/15/2049	45,000	52,600
Zoetis, Inc. Senior Notes 3.00% due 09/12/2027	100,000	103,120
		609,376
Medical-HMO — 0.1%
Aetna, Inc. Senior Notes 3.88% due 08/15/2047	120,000	116,208
Anthem, Inc. Senior Notes 2.38% due 01/15/2025	80,000	79,951
Anthem, Inc. Senior Notes 3.65% due 12/01/2027	75,000	79,322
UnitedHealth Group, Inc. Senior Notes 3.50% due 08/15/2039	50,000	52,263
		327,744
Medical-Hospitals — 0.1%
HCA, Inc. Company Guar. Notes 5.38% due 02/01/2025	230,000	252,712
Texas Health Resources Sec. Notes 3.37% due 11/15/2051	45,000	45,028
		297,740
Multimedia — 0.0%
Viacom, Inc. Senior Notes 4.38% due 03/15/2043	35,000	36,095
Office Automation & Equipment — 0.0%
CDW LLC/CDW Finance Corp. Company Guar. Notes 5.50% due 12/01/2024	50,000	55,653
Office Supplies & Forms — 0.0%
ACCO Brands Corp. Company Guar. Notes 5.25% due 12/15/2024*	100,000	103,750
Oil Companies-Exploration & Production — 0.1%
Newfield Exploration Co. Company Guar. Notes 5.75% due 01/30/2022	70,000	74,747
Noble Energy, Inc. Senior Notes 4.20% due 10/15/2049	45,000	43,481
Noble Energy, Inc. Senior Notes 5.25% due 11/15/2043	34,000	36,701
Oasis Petroleum, Inc. Company Guar. Notes 6.88% due 01/15/2023	50,000	43,250
Occidental Petroleum Corp. Senior Notes 3.00% due 02/15/2027	55,000	54,534
Occidental Petroleum Corp. Senior Notes 3.50% due 08/15/2029	36,000	36,478
		289,191
Oil Companies-Integrated — 0.1%
BP Capital Markets America, Inc. Company Guar. Notes 3.02% due 01/16/2027	20,000	20,760
BP Capital Markets America, Inc. Company Guar. Notes 3.41% due 02/11/2026	240,000	254,815
		275,575
Oil Refining & Marketing — 0.0%
Marathon Petroleum Corp. Senior Notes 4.75% due 09/15/2044	22,000	24,140
Phillips 66 Company Guar. Notes 4.88% due 11/15/2044	13,000	15,588
		39,728

Oil-Field Services — 0.1%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc. Senior Notes 3.34% due 12/15/2027	70,000	72,121
Schlumberger Holdings Corp. Senior Notes 3.90% due 05/17/2028*	186,000	196,524
Schlumberger Holdings Corp. Senior Notes 4.00% due 12/21/2025*	9,000	9,621
		278,266
Pharmacy Services — 0.2%
Cigna Corp. Company Guar. Notes 3.40% due 09/17/2021	89,000	91,152
CVS Health Corp. Senior Notes 2.88% due 06/01/2026	93,000	93,689
CVS Health Corp. Senior Notes 3.00% due 08/15/2026	30,000	30,503
CVS Health Corp. Senior Notes 3.25% due 08/15/2029	40,000	40,414
CVS Health Corp. Senior Notes 4.30% due 03/25/2028	270,000	293,662
CVS Pass-Through Trust Pass-Through Certs. 7.51% due 01/10/2032*	58,214	72,136
		621,556
Physical Therapy/Rehabilitation Centers — 0.0%
HealthSouth Corp. Company Guar. Notes 5.75% due 09/15/2025	40,000	41,750
Pipelines — 0.2%
Columbia Pipeline Group, Inc. Company Guar. Notes 4.50% due 06/01/2025	130,000	141,784
Energy Transfer Operating LP Company Guar. Notes 4.20% due 04/15/2027	81,000	84,728
Energy Transfer Operating LP Company Guar. Notes 5.15% due 02/01/2043	55,000	56,225
MPLX LP Senior Notes 4.13% due 03/01/2027	65,000	68,217
MPLX LP Senior Notes 4.50% due 04/15/2038	50,000	51,092
MPLX LP Senior Notes 5.20% due 03/01/2047	20,000	21,458
Sunoco Logistics Partners Operations LP Company Guar. Notes 5.30% due 04/01/2044	35,000	37,134
Sunoco Logistics Partners Operations LP Company Guar. Notes 5.35% due 05/15/2045	50,000	53,557
		514,195
Radio — 0.0%
Sirius XM Radio, Inc. Company Guar. Notes 5.38% due 04/15/2025*	60,000	62,400
Real Estate Investment Trusts — 0.3%
American Tower Corp. Senior Notes 3.13% due 01/15/2027	120,000	123,128
American Tower Corp. Senior Notes 3.60% due 01/15/2028	35,000	36,810
American Tower Corp. Senior Notes 3.80% due 08/15/2029	110,000	117,594
Communications Sales & Leasing, Inc./CSL Capital LLC Senior Sec. Notes 6.00% due 04/15/2023*	45,000	42,862
Equinix, Inc. Senior Notes 5.88% due 01/15/2026	40,000	42,488
GEO Group, Inc. Company Guar. Notes 5.88% due 10/15/2024	70,000	58,450
Goodman US Finance Three LLC Company Guar. Notes 3.70% due 03/15/2028*	110,000	114,469
Liberty Property LP Senior Notes 3.38% due 06/15/2023	45,000	46,982
Welltower, Inc. Senior Notes 3.10% due 01/15/2030	90,000	91,157
		673,940
Rental Auto/Equipment — 0.1%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. Company Guar. Notes 5.25% due 03/15/2025*	70,000	71,400
Hertz Corp. Sec. Notes 7.63% due 06/01/2022*	90,000	93,487
United Rentals North America, Inc. Company Guar. Notes 4.63% due 10/15/2025	110,000	112,475
		277,362

Retail-Building Products — 0.0%
Lowe’s Cos., Inc. Senior Notes 3.70% due 04/15/2046	35,000	35,427
Lowe’s Cos., Inc. Senior Notes 4.05% due 05/03/2047	38,000	40,538
		75,965
Retail-Discount — 0.0%
Walmart, Inc. Senior Notes 3.70% due 06/26/2028	65,000	72,191
Retail-Restaurants — 0.0%
Darden Restaurants, Inc. Senior Notes 4.55% due 02/15/2048	10,000	10,520
Schools — 0.1%
Oberlin College Notes 3.69% due 08/01/2049	110,000	117,685
Telecommunication Equipment — 0.0%
CommScope Technologies LLC Company Guar. Notes 6.00% due 06/15/2025*	55,000	48,934
Telephone-Integrated — 0.6%
AT&T, Inc. Senior Notes 2.80% due 02/17/2021	250,000	252,511
AT&T, Inc. Senior Notes 2.95% due 07/15/2026	80,000	81,538
AT&T, Inc. Senior Notes 4.30% due 12/15/2042	345,000	365,177
Level 3 Financing, Inc. Company Guar. Notes 5.13% due 05/01/2023	80,000	81,000
Sprint Capital Corp. Company Guar. Notes 8.75% due 03/15/2032	75,000	91,453
Verizon Communications, Inc. FRS Senior Notes 2.70% (3 ML+0.55%) due 05/22/2020	250,000	250,689
Verizon Communications, Inc. Senior Notes 3.85% due 11/01/2042	95,000	101,882
Verizon Communications, Inc. Senior Notes 4.02% due 12/03/2029	260,000	291,016
		1,515,266
Television — 0.0%
Sinclair Television Group, Inc. Company Guar. Notes 5.63% due 08/01/2024*	60,000	61,800
Theaters — 0.0%
Cinemark USA, Inc. Company Guar. Notes 4.88% due 06/01/2023	60,000	60,900
Tobacco — 0.3%
Altria Group, Inc. Company Guar. Notes 3.88% due 09/16/2046	40,000	37,072
Altria Group, Inc. Company Guar. Notes 4.25% due 08/09/2042	60,000	58,476
Altria Group, Inc. Company Guar. Notes 4.80% due 02/14/2029	40,000	43,913
BAT Capital Corp. Company Guar. Notes 3.56% due 08/15/2027	230,000	231,286
BAT Capital Corp. Company Guar. Notes 4.39% due 08/15/2037	80,000	79,006
Philip Morris International, Inc. Senior Notes 2.13% due 05/10/2023	115,000	115,083
Philip Morris International, Inc. Senior Notes 3.88% due 08/21/2042	40,000	40,806
Philip Morris International, Inc. Senior Notes 4.13% due 03/04/2043	5,000	5,356
Reynolds American, Inc. Company Guar. Notes 3.25% due 06/12/2020	250,000	251,684
		862,682
Toys — 0.0%
Mattel, Inc. Company Guar. Notes 6.75% due 12/31/2025*	50,000	52,188
Transport-Equipment & Leasing — 0.1%
Aviation Capital Group LLC Senior Notes 7.13% due 10/15/2020*	143,000	149,414
Transport-Rail — 0.2%
Burlington Northern Santa Fe LLC Senior Notes 3.60% due 09/01/2020	110,000	111,240
CSX Corp. Senior Notes 3.25% due 06/01/2027	110,000	115,984
CSX Corp. Senior Notes 3.80% due 11/01/2046	50,000	52,528
CSX Corp. Senior Notes 4.25% due 03/15/2029	50,000	56,607
Norfolk Southern Corp. Senior Notes 4.15% due 02/28/2048	55,000	62,211

Union Pacific Corp. Senior Notes 3.55% due 08/15/2039	30,000	31,693
		430,263
Travel Services — 0.0%
Sabre GLBL, Inc. Senior Sec. Notes 5.38% due 04/15/2023*	100,000	102,625
Total U.S. Corporate Bonds & Notes (cost $29,315,519)		30,669,514
FOREIGN CORPORATE BONDS & NOTES — 4.6%
Auto/Truck Parts & Equipment-Original — 0.0%
Dana Financing Luxembourg SARL Company Guar. Notes 6.50% due 06/01/2026*	60,000	63,000
Delphi Jersey Holdings PLC Company Guar. Notes 5.00% due 10/01/2025*	50,000	43,250
		106,250
Banks-Commercial — 1.4%
ABN AMRO Bank NV Senior Notes 3.40% due 08/27/2021*	250,000	255,892
ANZ New Zealand International, Ltd. Company Guar. Notes 2.20% due 07/17/2020*	250,000	250,539
Bank of Montreal FRS Senior Notes 2.53% (3 ML+0.40%) due 09/10/2021	250,000	250,677
Bank of Montreal Senior Notes 3.30% due 02/05/2024	190,000	198,277
Bank of Montreal Sub. Notes 3.80% due 12/15/2032	125,000	129,687
Barclays Bank PLC Senior Notes 5.13% due 01/08/2020	250,000	251,412
BPCE SA FRS Senior Notes 3.37% (3 ML+1.24%) due 09/12/2023*	250,000	252,396
Canadian Imperial Bank of Commerce Senior Notes 3.10% due 04/02/2024	190,000	196,763
Commonwealth Bank of Australia Senior Notes 2.40% due 11/02/2020	250,000	251,326
Cooperatieve Rabobank UA Senior Notes 2.50% due 01/19/2021	250,000	251,892
Macquarie Bank, Ltd. Senior Notes 2.85% due 07/29/2020	250,000	251,754
National Australia Bank, Ltd. Senior Notes 4.38% due 12/10/2020	250,000	256,471
National Bank of Canada Senior Notes 2.20% due 11/02/2020	250,000	250,810
Nordea Bank AB Senior Notes 2.13% due 05/29/2020*	250,000	250,272
Toronto-Dominion Bank Senior Notes 3.00% due 06/11/2020	250,000	251,736
Westpac Banking Corp. Senior Notes 2.15% due 03/06/2020	250,000	250,206
Westpac Banking Corp. Sub. Notes 4.11% due 07/24/2034	40,000	42,120
Westpac Banking Corp. Sub. Notes 4.32% due 11/23/2031	65,000	69,202
		3,911,432
Banks-Cooperative — 0.1%
Federation des Caisses Desjardins du Quebec Senior Notes 2.25% due 10/30/2020*	250,000	251,091
Banks-Fiduciary — 0.1%
Mitsubishi UFJ Trust & Banking Corp. Senior Notes 2.65% due 10/19/2020*	250,000	251,853
Building Societies — 0.1%
Nationwide Building Society Senior Notes 3.77% due 03/08/2024*	200,000	207,873
Cellular Telecom — 0.1%
Vodafone Group PLC Senior Notes 4.25% due 09/17/2050	40,000	41,020
Vodafone Group PLC Senior Notes 4.38% due 05/30/2028	130,000	144,436
		185,456
Chemicals-Diversified — 0.1%
Braskem Netherlands Finance BV Company Guar. Notes 4.50% due 01/31/2030*	230,000	227,930
INEOS Group Holdings SA Sec. Notes 5.63% due 08/01/2024*	200,000	204,500
		432,430
Containers-Metal/Glass — 0.1%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. Senior Sec. Notes 4.25% due 09/15/2022*	200,000	202,500

Diversified Banking Institutions — 1.2%
BNP Paribas SA Company Guar. Notes 5.00% due 01/15/2021	250,000	259,366
Credit Suisse Group AG Senior Notes 2.59% due 09/11/2025*	285,000	284,016
Credit Suisse Group Funding Guernsey, Ltd. Company Guar. Notes 2.75% due 03/26/2020	250,000	250,789
HSBC Holdings PLC Senior Notes 2.63% due 11/07/2025	200,000	200,000
HSBC Holdings PLC Senior Notes 3.80% due 03/11/2025	250,000	262,261
HSBC Holdings PLC Senior Notes 3.95% due 05/18/2024	240,000	251,841
Macquarie Group, Ltd. Senior Notes 3.19% due 11/28/2023*	330,000	337,015
Mizuho Financial Group, Inc. Senior Notes 2.63% due 04/12/2021*	250,000	251,813
Royal Bank of Scotland Group PLC Senior Notes 3.50% due 05/15/2023	285,000	291,155
Royal Bank of Scotland Group PLC Senior Notes 4.27% due 03/22/2025	255,000	270,555
Sumitomo Mitsui Financial Group, Inc. Senior Notes 2.70% due 07/16/2024	200,000	202,859
UBS AG Senior Notes 4.88% due 08/04/2020	250,000	255,651
UBS Group Funding Switzerland AG Company Guar. Notes 2.86% due 08/15/2023*	285,000	289,095
		3,406,416
Diversified Financial Services — 0.1%
GE Capital International Funding Co. ULC Company Guar. Notes 3.37% due 11/15/2025	200,000	205,789
Diversified Manufacturing Operations — 0.1%
Siemens Financieringsmaatschappij NV Company Guar. Notes 2.00% due 09/15/2023*	250,000	249,929
Electric-Distribution — 0.1%
State Grid Overseas Investment, Ltd. Company Guar. Notes 2.25% due 05/04/2020*	250,000	249,991
Electronic Components-Misc. — 0.0%
Sensata Technologies BV Company Guar. Notes 5.63% due 11/01/2024*	70,000	76,825
Finance-Leasing Companies — 0.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 3.50% due 01/15/2025	190,000	196,278
Investment Management/Advisor Services — 0.2%
CDP Financial, Inc. Company Guar. Notes 3.15% due 07/24/2024*	250,000	265,402
CDP Financial, Inc. Company Guar. Notes 4.40% due 11/25/2019*	250,000	250,363
		515,765
Medical-Drugs — 0.1%
Bausch Health Cos., Inc. Company Guar. Notes 5.88% due 05/15/2023*	32,000	32,480
GlaxoSmithKline Capital PLC Company Guar. Notes 3.00% due 06/01/2024	70,000	72,934
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 2.88% due 09/23/2023	105,000	107,163
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 3.20% due 09/23/2026	100,000	103,271
		315,848
Medical-Generic Drugs — 0.0%
Allergan Funding SCS Company Guar. Notes 3.45% due 03/15/2022	75,000	76,849
Oil Companies-Exploration & Production — 0.1%
BG Energy Capital PLC Company Guar. Notes 4.00% due 12/09/2020*	250,000	255,418
MEG Energy Corp. Company Guar. Notes 6.38% due 01/30/2023*	35,000	33,075
		288,493
Oil Companies-Integrated — 0.4%
BP Capital Markets PLC Company Guar. Notes 2.52% due 01/16/2020	250,000	250,085
BP Capital Markets PLC Company Guar. Notes 3.28% due 09/19/2027	85,000	89,666
Cenovus Energy, Inc. Senior Notes 5.25% due 06/15/2037	17,000	18,396
Petroleos Mexicanos Company Guar. Notes 5.50% due 06/27/2044	10,000	8,962

Petroleos Mexicanos Company Guar. Notes 7.69% due 01/23/2050*	243,000	264,054
Shell International Finance BV Company Guar. Notes 3.75% due 09/12/2046	63,000	70,173
Total Capital International SA Company Guar. Notes 2.83% due 01/10/2030	115,000	119,092
Total Capital International SA Company Guar. Notes 3.46% due 07/12/2049	40,000	42,380
Total Capital SA Company Guar. Notes 4.45% due 06/24/2020	250,000	254,098
		1,116,906
Tobacco — 0.2%
BAT International Finance PLC Company Guar. Notes 2.75% due 06/15/2020*	95,000	95,432
Imperial Brands Finance PLC Company Guar. Notes 3.13% due 07/26/2024*	200,000	201,159
Imperial Brands Finance PLC Company Guar. Notes 3.50% due 07/26/2026*	200,000	199,660
		496,251
Total Foreign Corporate Bonds & Notes (cost $12,478,561)		12,744,225
U.S. GOVERNMENT AGENCIES — 8.4%
Federal Home Loan Mtg. Corp. — 1.8%
2.50% due 06/01/2028	168,542	171,387
3.00% due 09/01/2030	104,981	108,310
3.50% due 05/01/2042	84,094	88,146
3.50% due 08/01/2042	28,677	30,115
3.50% due 08/01/2044	447,046	469,388
3.50% due 07/01/2045	115,106	122,044
3.50% due 01/01/2046	264,686	276,759
3.50% due 08/01/2046	142,835	149,971
3.50% due 11/01/2047	640,780	665,261
3.50% due 02/01/2048	810,745	840,312
4.00% due 06/01/2045	153,654	164,742
4.00% due 05/01/2048	512,272	535,323
Federal Home Loan Mtg. Corp. Multifamily Mtg. Trust VRS
Series 2015-K51, Class C 3.95% due 10/25/2048*(3)(4)	115,000	120,253
Series 2012-K18, Class B 4.25% due 01/25/2045*(3)(4)	220,000	228,683
Series 2011-K12, Class B 4.34% due 01/25/2046*(3)(4)	130,000	132,619
Series 2011-K16, Class B 4.61% due 11/25/2046*(3)(4)	255,000	266,365
Series 2011-K10, Class B 4.62% due 11/25/2049*(3)(4)	285,000	290,938
Federal Home Loan Mtg. Corp. REMIC
Series 4056, Class BI 3.00% due 05/15/2027(2)(5)	27,609	2,003
Series 4097, Class HI 3.00% due 08/15/2027(2)(5)	176,878	14,997
Series 4207, Class JI 3.00% due 05/15/2028(2)(5)	225,779	19,755
Series 4661, Class HA 3.00% due 05/15/2043(2)	215,023	218,288
Series 4323, Class IW 3.50% due 04/15/2028(2)(5)	94,562	7,057
		4,922,716
Federal National Mtg. Assoc. — 6.3%
2.50% due 05/01/2030	182,909	186,163
2.50% due 09/01/2031	470,364	477,298
2.50% due 11/01/2031	163,938	166,526
2.50% due 10/01/2034	754,184	763,656
3.00% due 04/01/2045	773,585	797,924
3.00% due 11/01/2046	1,177,846	1,214,961
3.50% due 01/01/2030	301,479	313,455
3.50% due 08/01/2032	345,866	359,600
3.50% due 06/01/2042	142,276	149,283
3.50% due 08/01/2042	59,104	61,995
3.50% due 09/01/2042	26,377	27,781
3.50% due 12/01/2042	238,478	250,073
3.50% due 07/01/2043	75,280	79,260
3.50% due 08/01/2044	384,997	404,691
3.50% due 01/01/2045	320,270	337,887
3.50% due 08/01/2045	369,547	388,533
3.50% due 11/01/2045	205,850	215,101
3.50% due 01/01/2046	398,093	420,077
3.50% due 05/01/2046	379,920	395,976
3.50% due 09/01/2046	347,350	366,617
3.50% due 01/01/2047	731,769	771,068
3.50% due 07/01/2047	354,802	373,342
3.50% due 01/01/2048	266,370	275,854
3.50% due 08/01/2049	244,629	251,172
3.50% due 09/01/2049	2,144,878	2,202,797
3.50% due 10/01/2049	398,263	409,625
3.50% due 10/01/2056	151,093	159,071
3.56% due 02/01/2029	240,000	265,009
4.00% due 12/01/2041	180,404	192,807
4.00% due 03/01/2042	697,311	745,822
4.00% due 12/01/2042	94,361	100,694
4.00% due 02/01/2043	36,980	39,528
4.00% due 03/01/2044	55,596	59,436
4.00% due 06/01/2044	631,330	675,247
4.00% due 04/01/2046	11,232	11,952
4.00% due 07/01/2049	462,323	480,494
4.04% due 12/01/2030	220,000	251,945
4.08% due 01/01/2034	140,000	163,741
4.50% due 04/01/2041	662,726	718,431
4.50% due 09/01/2041	119,214	129,257
4.50% due 10/01/2042	107,232	118,191
4.50% due 06/01/2044	409,591	443,912
5.00% due 08/01/2035	49,995	55,216
5.00% due 09/01/2041	95,967	105,819
5.00% due 07/01/2047	141,252	155,771

Federal National Mtg. Assoc. REMIC
Series 2012-145, Class EI 3.00% due 01/25/2028(2)(5)	77,211	5,423
Series 2013-10, Class YI 3.00% due 02/25/2028(2)(5)	70,662	5,097
Series 2014-13, Class KI 3.50% due 03/25/2029(2)(5)	141,436	13,783
Series 2017-46, Class LB 3.50% due 12/25/2052(2)	310,827	323,495
Series 2017-49, Class JA 4.00% due 07/25/2053(2)	294,828	309,787
Federal National Mtg. Assoc. REMIC FRS
Series 2016-63, Class AS 4.18% (6.00%-1 ML) due 09/25/2046(2)(5)(6)	280,252	54,841
Federal National Mgt. Assoc. STRIPS Series 421, Class C3 4.00% due 07/25/2030(2)(5)	144,915	16,243
		17,261,727
Government National Mtg. Assoc. — 0.3%
4.00% due 09/20/2049	379,238	397,079
4.00% due 10/20/2049	150,000	157,229
4.50% due 05/15/2039	23,836	25,992
4.50% due 07/20/2040	13,080	14,144
4.50% due 10/20/2040	81,252	87,867
4.50% due 08/20/2045	53,001	56,617
5.50% due 01/15/2034	51,535	55,326
7.50% due 01/15/2032	20,942	25,091
Government National Mtg. Assoc. REMIC FRS
Series 2019-115, Class SW 4.25% (6.10%-1 ML) due 09/20/2049(2)(5)(6)	433,978	83,792
Series 2015-144, Class SA 4.35% (6.20%-1 ML) due 10/20/2045(2)(5)(6)	275,119	58,525
		961,662
Total U.S. Government Agencies (cost $22,763,735)		23,146,105
U.S. GOVERNMENT TREASURIES — 10.3%
United States Treasury Bonds — 2.1%
2.25% due 08/15/2046	953,000	966,327
2.25% due 08/15/2049	360,000	365,709
2.88% due 05/15/2049	237,000	273,087
3.00% due 05/15/2045	470,000	546,999
3.00% due 02/15/2047	590,000	691,176
3.13% due 05/15/2048	380,000	456,638
3.38% due 11/15/2048	140,000	176,351
4.50% due 02/15/2036	1,645,000	2,253,329
		5,729,616
United States Treasury Notes — 8.2%
1.25% due 08/31/2024	1,215,000	1,199,955
1.38% due 01/31/2020	250,000	249,844
1.38% due 03/31/2020	250,000	249,746
1.38% due 09/30/2020	250,000	249,443
1.38% due 10/15/2022	990,000	986,210
1.38% due 08/31/2026	1,025,000	1,009,745
1.50% due 07/15/2020	250,000	249,795
1.50% due 08/15/2022	320,000	319,900
1.50% due 09/15/2022	1,130,000	1,129,779
1.63% due 09/30/2026	200,000	200,211
1.63% due 08/15/2029	300,000	298,207
1.75% due 11/15/2020	250,000	250,322
1.75% due 07/31/2021	2,155,000	2,161,566
1.75% due 11/30/2021	2,081,000	2,089,454
1.75% due 06/15/2022	500,000	503,047
1.75% due 07/15/2022	150,000	150,885
1.75% due 06/30/2024	1,000,000	1,009,844
1.75% due 07/31/2024	1,095,000	1,106,078
1.88% due 07/31/2026	340,000	345,844
2.00% due 01/31/2020(8)	3,270,000	3,273,066
2.13% due 05/15/2022	70,000	71,025
2.25% due 03/31/2026	710,000	738,206
2.38% due 05/15/2029	225,000	238,579
2.50% due 01/31/2021	250,000	252,773
2.50% due 01/15/2022	415,000	423,527
2.50% due 01/31/2024	230,000	239,119
2.50% due 02/28/2026	130,000	137,059
2.63% due 05/15/2021	250,000	253,906
2.63% due 06/15/2021	520,000	528,552
2.63% due 01/31/2026	350,000	371,383
2.88% due 11/15/2021	735,000	754,380
2.88% due 05/15/2028	735,000	806,232
2.88% due 08/15/2028	361,000	396,564
3.13% due 11/15/2028	503,800	564,945
		22,809,191
Total U.S. Government Treasuries (cost $27,637,942)		28,538,807
MUNICIPAL BONDS & NOTES — 0.5%
New York City Water & Sewer System Revenue Bonds 5.72% due 06/15/2042	225,000	323,447
New York State Thruway Authority Revenue Bonds Series M 2.90% due 01/01/2035	85,000	85,945
Port Authority of New York & New Jersey Revenue Bonds 3.29% due 08/01/2069	170,000	166,294
Port Authority of New York & New Jersey Revenue Bonds Series 174 4.46% due 10/01/2062	120,000	151,386
Rutgers The State University of New Jersey Revenue Bonds Series P 3.92% due 05/01/2119	145,000	145,212
State of California General Obligation Bonds 7.55% due 04/01/2039	115,000	188,617
State of Hawaii Airports System Revenue Revenue Bonds 3.14% due 07/01/2047	85,000	82,430

Valdosta & Lowndes County Hospital Authority Revenue Bonds 3.44% due 10/01/2041	205,000	209,551
Total Municipal Bonds & Notes (cost $1,213,235)		1,352,882
FOREIGN GOVERNMENT OBLIGATIONS — 0.1%
Sovereign — 0.1%
Government of Bermuda Senior Notes 4.75% due 02/15/2029* (cost $198,620)	200,000	226,000
Total Long-Term Investment Securities (cost $250,241,043)		260,207,859
SHORT-TERM INVESTMENT SECURITIES — 4.1%
Certificates of Deposit — 0.1%
Credit Agricole Corporate and Investment Bank FRS 2.64% due 09/17/2021 3 ML+0.48%	250,000	250,045
Commercial Paper — 0.8%
Bank of China, Ltd. 2.39% due 12/24/2019*	250,000	249,164
Entergy Corp. 2.32% due 11/26/2019*	250,000	249,648
Federation des Caisses Desjardins du Quebec 2.05% due 09/22/2020*	190,000	186,419
LyondellBasell Investment LLC 2.00% due 12/12/2019*	250,000	249,375
Nutrien, Ltd. 2.04% due 11/27/2019*	250,000	249,619
Reckitt Benckiser Treasury Services PLC 2.51% due 05/14/2020*	250,000	247,202
Royal Bank of Canada 2.69% due 02/14/2020*	250,000	250,567
Societe Generale SA zero coupon due 07/31/2020*	250,000	250,562
VW CR, Inc. 2.09% due 01/31/2020*	250,000	248,646
		2,181,202
Registered Investment Companies — 2.0%
JPMorgan Prime Money Market Fund, Class IM 1.99%(7)	5,669,497	5,671,765
U.S. Government Treasuries — 1.2%
United States Treasury Bills 1.69% due 11/29/2019	$650,000	649,300
1.90% due 02/06/2020	1,240,000	1,234,896
1.93% due 11/29/2019(8)	1,450,000	1,448,183
		3,332,479
Total Short-Term Investment Securities (cost $11,431,795)		11,435,491
TOTAL INVESTMENTS (cost $261,672,838)	98.5%	271,643,350
Other assets less liabilities	1.5	4,250,614

NET ASSETS	100.0%	$275,893,964

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At October 31, 2019, the aggregate value of these securities was $23,541,743 representing 8.5% of net assets.

(1)	Perpetual maturity - maturity date reflects the next call date.
(2)	Collateralized Mortgage Obligation
(3)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(4)	Commercial Mortgage Backed Security
(5)	Interest Only
(6)	Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at October 31, 2019.
(7)	The rate shown is the 7-day yield as of October 31, 2019.
(8)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

ADR — American Depositary Receipt

CDI — Chess Depositary Interest

CVA — Certification Van Aandelen (Dutch Cert.)

FDR — Fiduciary Depositary Receipt

REMIC — Real Estate Mortgage Investment Conduit

RSP — Risparmio Shares-Savings Shares on the Italian Stock Exchange

SDR — Swedish Depositary Receipt

STRIPS — Separate Trading of Registered Interest and Principal Services

TRQX — Turquoise Stock Exchange

ULC — Unlimited Liability Corp.

XEGT — Equiduct Stock Exchange

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at October 31, 2019 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML — 1 month USD LIBOR

3 ML — 3 month USD LIBOR

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis#	Notional Value#	Unrealized Appreciation
106	Short	Australian 10-Year Bond	December 2019	$10,845,568	$10,654,421	$191,147
21	Short	Euro-Bund	December 2019	4,128,914	4,022,841	106,073
65	Short	Long Guilt	December 2019	11,318,613	11,184,831	133,782
15	Long	MSCI EAFE Index	December 2019	1,522,013	1,565,760	43,747
9	Long	MSCI Emerging Market Index	December 2019	461,494	468,630	7,136
9	Long	S&P/TSX 60 Index	December 2019	1,339,321	1,346,002	6,681
87	Long	S&P 500 E-Mini Index	December 2019	13,056,849	13,205,730	148,881
12	Short	SPI 200 Index	December 2019	1,380,840	1,372,978	7,861
1	Long	TOPIX Index	December 2019	142,520	154,505	11,985
28	Short	U.S. Treasury 10 Year Ultra Bonds	December 2019	3,980,221	3,979,062	1,159

						$658,452

						Unrealized (Depreciation)

96	Long	E-Mini Russell 2000 Index	December 2019	$7,620,992	$7,504,320	$(116,672)
142	Short	Euro Stoxx 50 Index	December 2019	5,519,909	5,715,666	(195,757)
5	Long	SPI 200 Index	December 2019	574,235	572,074	(2,160)
9	Short	TOPIX Index	December 2019	1,316,826	1,390,545	(73,719)
26	Long	U.S. Treasury 2 Year Notes	December 2019	5,611,850	5,605,641	(6,210)
25	Long	U.S. Treasury 5 Year Notes	December 2019	2,996,592	2,980,078	(16,513)
59	Long	U.S. Treasury 10 Year Notes	December 2019	7,754,583	7,687,516	(67,067)
21	Long	U.S. Treasury Long Bonds	December 2019	3,452,985	3,388,875	(64,110)
12	Long	U.S. Ultra Bonds	December 2019	2,350,012	2,277,000	(73,012)

						$(615,220)

		Net Unrealized Appreciation (Depreciation)				$43,232

#	Notional basis refers to the contractual amount agreed upon at inception of the open contract. Notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2019 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Aerospace/Defense	$—	$171.00	$—	$171.00
Other Industries	127,044,739	—	—	127,044,739
Registered Investment Companies	21,971,001	—	—	21,971,001
Preferred Securities/Capital Securities	—	221,738	—	221,738
Asset Backed Securities	—	14,292,677	—	14,292,677
U.S. Corporate Bonds & Notes	—	30,669,514	—	30,669,514
Foreign Corporate Bonds & Notes	—	12,744,225	—	12,744,225
U.S. Government Agencies	—	23,146,105	—	23,146,105
U.S. Government Treasuries	—	28,538,807	—	28,538,807
Municipal Bonds & Notes	—	1,352,882	—	1,352,882
Foreign Government Obligations	—	226,000	—	226,000
Short-Term Investment Securities:
Certificates of Deposit	—	250,045	—	250,045
Commercial Paper	—	2,181,202	—	2,181,202
Registered Investment Companies	5,671,765	—	—	5,671,765
U.S. Government Treasuries	—	3,332,479	—	3,332,479

Total Investments at Value	$154,687,505	$116,955,845	$—	$271,643,350

Other Financial Instruments:+
Futures Contracts	$658,452	$—	$—	$658,452

LIABILITIES:
Other Financial Instruments:+
Futures Contracts	$615,220	$—	$—	$615,220

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA JPMorgan Emerging Markets Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2019

(unaudited)

Security Description	Shares	Value (Note 1)

COMMON STOCKS — 98.1%
Argentina — 0.1%
Banco Macro SA ADR	10,580	$242,282

Bermuda — 0.4%
Kunlun Energy Co., Ltd.	936,000	873,176

Brazil — 6.6%
Banco do Brasil SA	232,994	2,797,322
Banco do Estado do Rio Grande do Sul SA, Class B (Preference Shares)	99,460	554,526
Cia de Saneamento Basico do Estado de Sao Paulo	101,130	1,377,315
Cia Paranaense de Energia, Class B (Preference Shares)	47,650	661,433
EDP - Energias do Brasil SA	213,150	1,008,217
IRB Brasil Resseguros S/A	257,583	2,427,144
Qualicorp Consultoria e Corretora de Seguros SA	83,260	662,260
Vale SA ADR†	261,860	3,074,236
YDUQS Part†	194,690	1,905,394

		14,467,847

Cayman Islands — 16.4%
Alibaba Group Holding, Ltd. ADR†	63,612	11,238,332
ANTA Sports Products, Ltd.	249,000	2,440,444
Chailease Holding Co., Ltd.	163,950	740,563
China Lesso Group Holdings, Ltd.	451,000	466,773
China Resources Cement Holdings, Ltd.	992,000	1,088,726
Chlitina Holding, Ltd.	46,000	367,208
Country Garden Holdings Co., Ltd.	1,762,000	2,455,483
Geely Automobile Holdings, Ltd.	789,000	1,500,278
NetEase, Inc. ADR	9,020	2,578,457
Tencent Holdings, Ltd.	282,900	11,581,789
Vipshop Holdings, Ltd. ADR†	65,820	759,563
Zhen Ding Technology Holding, Ltd.	164,000	781,196

		35,998,812

China — 17.0%
Anhui Conch Cement Co., Ltd.	361,000	2,162,973
Anhui Expressway Co., Ltd., Class A	206,000	165,142
China Construction Bank Corp.	6,431,000	5,178,646
China Life Insurance Co., Ltd.	1,178,000	3,066,788
China Merchants Bank Co., Ltd.	655,000	3,134,591
China Petroleum & Chemical Corp.	3,630,000	2,084,623
China Vanke Co., Ltd.	663,000	2,424,078
Chinese Universe Publishing and Media Group Co., Ltd., Class A	176,597	298,453
Daqin Railway Co., Ltd., Class A	596,800	647,239
Dongfeng Motor Group Co., Ltd.	610,000	613,429
GD Power Development Co., Ltd. Class A	548,400	181,620
Greendland Holdings Corp., Ltd., Class A	638,500	618,951
HLA Corp., Ltd., Class A	166,497	181,752
Industrial & Commercial Bank of China, Ltd.	5,876,000	4,229,307
Industrial Bank Co., Ltd., Class A	239,400	637,003
Jiangxi Copper Co., Ltd.	490,000	574,672
Midea Group Co., Ltd.	144,400	1,139,125
Ping An Bank Co., Ltd., Class A	340,900	787,878
Ping An Insurance Group Co. of China, Ltd.	408,000	4,725,145
Sany Heavy Industry Co., Ltd., Class A	218,000	417,384
SDIC Power Holdings Co., Ltd., Class A Class A	529,992	628,270
Shanghai Tunnel Engineering Co., Ltd., Class A	187,200	154,860
Weichai Power Co., Ltd.	631,158	997,165
Xiamen C & D, Inc., Class A	502,784	606,737
Yanzhou Coal Mining Co., Ltd.	666,000	677,393
YiChang HEC ChangJiang Pharmaceutical Co., Ltd.*	97,400	599,121
Zhejiang Runtu Co., Ltd., Class A	178,600	291,176

		37,223,521

Hong Kong — 1.0%
Beijing Enterprises Holdings, Ltd.	141,500	667,235
China Overseas Land & Investment, Ltd.	294,000	930,481
Lenovo Group, Ltd.	926,000	647,590

		2,245,306

Hungary — 1.7%
MOL Hungarian Oil & Gas PLC	92,949	918,741
OTP Bank PLC	60,973	2,808,501

		3,727,242

India — 4.8%
HDFC Bank, Ltd. ADR	80,308	4,906,016
Reliance Industries, Ltd. GDR*	98,149	4,029,017
State Bank of India GDR†	35,341	1,530,265

		10,465,298

Indonesia — 1.0%
Bank Rakyat Indonesia Persero Tbk PT	7,093,400	2,127,464

Mexico — 3.5%
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand	474,950	638,978
Fibra Uno Administracion SA de CV	425,152	646,243
Grupo Aeroportuario del Centro Norte SAB de CV	112,640	781,655
Grupo Financiero Banorte SAB de CV, Class O	499,464	2,730,935
Wal-Mart de Mexico SAB de CV	986,426	2,956,227

		7,754,038

Netherlands — 1.2%
Prosus NV†(ASE)	2,670	184,120
Prosus NV†(AQXE)	18,270	1,270,733
X5 Retail Group NV GDR	32,730	1,095,146

		2,549,999

Poland — 1.5%
Polski Koncern Naftowy Orlen SA	67,239	1,837,319
Powszechna Kasa Oszczednosci Bank Polski SA	143,980	1,436,540

		3,273,859

Russia — 6.8%
Alrosa PJSC†	1,053,693	1,222,578
Lukoil PJSC ADR	39,660	3,651,100
Magnit PJSC†	10,290	516,727
Magnitogorsk Iron & Steel Works PJSC†	557,346	317,515
MMC Norilsk Nickel PJSC ADR	52,723	1,462,272
RusHydro PJSC†	39,367,360	311,750
Sberbank of Russia PJSC ADR	257,557	3,786,732
Severstal PJSC GDR	72,132	985,323
Surgutneftegas OJSC (Preference Shares)†	1,651,560	966,377
Tatneft PJSC ADR	22,843	1,578,908

		14,799,282

South Africa — 1.6%
Absa Group, Ltd.	101,410	1,039,435
AngloGold Ashanti, Ltd.	22,090	482,996
Capitec Bank Holdings, Ltd.	7,730	702,368
Naspers, Ltd., Class N	2,650	376,290
SPAR Group, Ltd.	65,466	879,624

		3,480,713

South Korea — 15.9%
Cheil Worldwide, Inc.	28,680	610,108
Doosan Bobcat, Inc.	20,640	558,821
GS Engineering & Construction Corp.	18,610	494,262
GS Holdings Corp.	13,410	572,269
Hana Financial Group, Inc.	88,357	2,559,311
Hyosung Corp.	9,880	702,287
Hyundai Glovis Co., Ltd.	8,540	1,108,376
Hyundai Marine & Fire Insurance Co., Ltd.	17,116	371,463
Hyundai Mobis Co., Ltd.	12,780	2,614,328
Industrial Bank of Korea	105,190	1,066,863
KEPCO Plant Service & Engineering Co., Ltd.	22,640	634,375
Kia Motors Corp.	72,250	2,642,346
KT&G Corp.	29,490	2,534,703
LG Household & Health Care, Ltd.	1,000	1,083,846
Lotte Chemical Corp.	4,140	807,753
Samsung Electronics Co., Ltd.	268,570	11,634,301
Samsung SDS Co., Ltd.	4,000	692,767
Shinhan Financial Group Co., Ltd.	79,021	2,886,581
Woori Financial Group, Inc.	132,660	1,339,770

		34,914,530

Taiwan — 13.4%
Catcher Technology Co., Ltd.	111,000	940,786
Chipbond Technology Corp.	230,000	456,366
Delta Electronics, Inc.	170,000	748,345
E.Sun Financial Holding Co., Ltd.	948,413	858,356
Elite Material Co., Ltd.	204,000	854,454
FLEXium Interconnect, Inc.	209,963	758,724
Fubon Financial Holding Co., Ltd.	1,504,000	2,201,120
Globalwafers Co., Ltd.	108,000	1,294,985
Nanya Technology Corp.	473,000	1,087,696
Novatek Microelectronics Corp.	171,000	1,101,033
Pou Chen Corp.	517,000	692,096
Radiant Opto-Electronics Corp.	195,000	775,119
Shin Zu Shing Co., Ltd.	160,000	635,995
Sino-American Silicon Products, Inc.	424,000	1,278,665
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	228,691	11,807,316
Uni-President Enterprises Corp.	614,000	1,516,821
Unimicron Technology Corp.	709,000	1,098,187
Yuanta Financial Holding Co., Ltd.	2,092,000	1,309,196

		29,415,260

Thailand — 1.8%
Krung Thai Bank PCL	1,667,400	916,670
PTT Exploration & Production PCL	476,000	1,899,586
Ratch Group PCL	469,400	1,142,603

		3,958,859

Turkey — 2.2%
Eregli Demir ve Celik Fabrikalari TAS	1,159,217	1,326,036
Ford Otomotiv Sanayi AS	36,680	413,811
KOC Holding AS	192,600	630,968
Tekfen Holding AS	132,222	392,000
Tupras Turkiye Petrol Rafinerileri AS	33,400	727,325
Turkiye Sise ve Cam Fabrikalari AS	416,270	316,721
Yapi Ve Kredi Bankasi AS†	2,333,290	930,500

		4,737,361

United States — 1.2%
Yum China Holdings, Inc.	61,310	2,605,675

Total Common Stocks (cost $188,768,834)		214,860,524

CLOSED-END FUNDS — 0.3%
JPMorgan Indian Investment Trust PLC† (cost $652,819)	72,858	702,162

TOTAL INVESTMENTS (cost $189,421,653)	98.4%	215,562,686
Other assets less liabilities	1.6	3,425,234

NET ASSETS	100.0%	$218,987,920

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At October 31, 2019, the aggregate value of these securities was $4,628,138 representing 2.1% of net assets.

ADR — American Depositary Receipt

AQXE — Aquis Stock Exchange

ASE — Amsterdam Stock Exchange

Industry Allocation*

Banks-Commercial	19.6%
Semiconductor Components-Integrated Circuits	6.6
Internet Content-Information/News	6.2
Electronic Components-Semiconductors	5.9
E-Commerce/Products	5.4
Oil Companies-Integrated	4.1
Diversified Financial Services	3.2
Oil Refining & Marketing	2.9
Real Estate Operations & Development	2.9
Auto-Cars/Light Trucks	2.4
Insurance-Multi-line	2.1
Building Products-Cement	1.5
Metal-Iron	1.4
Insurance-Life/Health	1.4
Food-Retail	1.4
Retail-Hypermarkets	1.3
Oil Companies-Exploration & Production	1.3
Steel-Producers	1.3
Circuit Boards	1.2
Retail-Apparel/Shoe	1.2
Auto/Truck Parts & Equipment-Original	1.2
Retail-Restaurants	1.2
Entertainment Software	1.2
Tobacco	1.1
Insurance-Reinsurance	1.1
Electric-Generation	1.0
Schools	0.9
Electric-Integrated	0.8
Electronic Components-Misc.	0.8
Metal Processors & Fabrication	0.7
Food-Misc./Diversified	0.7
Metal-Diversified	0.7
Cosmetics & Toiletries	0.7
Water	0.6
Diversified Banking Institutions	0.6
Semiconductor Equipment	0.6
Diamonds/Precious Stones	0.6
Appliances	0.5
Transport-Truck	0.5
Banks-Special Purpose	0.5
Auto/Truck Parts & Equipment-Replacement	0.4
Machinery-Construction & Mining	0.4
Building & Construction-Misc.	0.4
Petrochemicals	0.4
Airport Development/Maintenance	0.4
Power Converter/Supply Equipment	0.3
Finance-Leasing Companies	0.3
Finance-Consumer Loans	0.3
Telecommunication Equipment	0.3
Closed-End Funds	0.3
Computer Services	0.3
Athletic Footwear	0.3
Coal	0.3
Gas-Distribution	0.3
Consulting Services	0.3
Computers	0.3
Transport-Rail	0.3
Real Estate Investment Trusts	0.3
Engineering/R&D Services	0.3
Diversified Operations	0.3
Advertising Agencies	0.3
Transport-Services	0.3
Medical-Drugs	0.3
Metal-Copper	0.3
Banks-Regional	0.2
Gold Mining	0.2
Building & Construction Products-Misc.	0.2
Insurance-Property/Casualty	0.2
Housewares	0.2
Publishing-Books	0.1
Chemicals-Specialty	0.1
Public Thoroughfares	0.1
Building-Heavy Construction	0.1

98.4%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2019 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Unadjusted Quoted Prices	Level 3 - Unadjusted Quoted Prices	Total
ASSETS:
Investments at Value:*
Common Stocks:
Russia	$11,464,335	$3,334,947	$—	$14,799,282
Other Countries	200,061,242	—	—	200,061,242
Registered Investment Companies	702,162	—	—	702,162

Total Investments at Value	$212,227,739	$3,334,947	$—	$215,562,686

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA JPMorgan Equity-Income Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2019 —

(unaudited)

Security Description	Shares	Value (Note 1)

COMMON STOCKS — 98.8%
Aerospace/Defense — 1.5%
General Dynamics Corp.	93,151	$16,469,097

Aerospace/Defense-Equipment — 1.2%
United Technologies Corp.	90,040	12,927,943

Agricultural Biotech — 0.1%
Corteva, Inc.	48,647	1,283,308

Apparel Manufacturers — 0.9%
VF Corp.	110,368	9,082,183

Applications Software — 2.0%
Microsoft Corp.	148,232	21,252,022

Banks-Commercial — 2.2%
BB&T Corp.	249,524	13,237,248
Cullen/Frost Bankers, Inc.	62,353	5,616,759
M&T Bank Corp.	28,487	4,459,070

		23,313,077

Banks-Fiduciary — 0.8%
Northern Trust Corp.	84,632	8,436,118

Banks-Super Regional — 5.4%
PNC Financial Services Group, Inc.	170,087	24,951,763
US Bancorp	217,052	12,376,305
Wells Fargo & Co.	382,169	19,731,385

		57,059,453

Beverages-Non-alcoholic — 2.4%
Coca-Cola Co.	246,587	13,421,731
PepsiCo, Inc.	88,961	12,202,780

		25,624,511

Cable/Satellite TV — 2.0%
Comcast Corp., Class A	484,212	21,702,382

Casino Hotels — 0.8%
Las Vegas Sands Corp.	142,900	8,836,936

Chemicals-Diversified — 1.9%
DuPont de Nemours, Inc.	84,351	5,559,575
PPG Industries, Inc.	113,444	14,194,113

		19,753,688

Coatings/Paint — 0.4%
RPM International, Inc.	64,196	4,649,716

Commercial Services-Finance — 1.0%
Automatic Data Processing, Inc.	62,740	10,178,310

Computer Services — 0.7%
Accenture PLC, Class A	39,837	7,386,577

Computers — 1.4%
Apple, Inc.	60,087	14,947,242

Cosmetics & Toiletries — 1.6%
Procter & Gamble Co.	133,105	16,572,904

Data Processing/Management — 1.2%
Fidelity National Information Services, Inc.	94,523	12,454,350

Diversified Banking Institutions — 3.2%
Bank of America Corp.	1,080,473	33,786,391

Diversified Manufacturing Operations — 2.1%
Illinois Tool Works, Inc.	54,392	9,169,403
Parker-Hannifin Corp.	70,110	12,864,484

		22,033,887

Electric-Integrated — 5.3%
CMS Energy Corp.	170,795	10,917,216
DTE Energy Co.	15,528	1,977,025
Edison International	55,767	3,507,744
NextEra Energy, Inc.	78,268	18,654,395
Public Service Enterprise Group, Inc.	124,873	7,905,710
Xcel Energy, Inc.	204,594	12,993,765

		55,955,855

Electronic Components-Semiconductors — 1.6%
Texas Instruments, Inc.	147,998	17,462,284

Finance-Credit Card — 1.8%
Capital One Financial Corp.	106,416	9,923,292
Discover Financial Services	109,040	8,751,550

		18,674,842

Finance-Other Services — 2.6%
CME Group, Inc.	134,157	27,602,803

Food-Misc./Diversified — 1.5%
Mondelez International, Inc., Class A	294,419	15,442,277

Gas-Distribution — 0.4%
NiSource, Inc.	140,033	3,926,525

Hotels/Motels — 0.4%
Wyndham Hotels & Resorts, Inc.	77,702	4,193,577

Industrial Gases — 1.5%
Air Products & Chemicals, Inc.	76,450	16,303,727

Instruments-Controls — 0.7%
Honeywell International, Inc.	44,322	7,655,739

Insurance Brokers — 1.2%
Arthur J. Gallagher & Co.	99,209	9,049,845
Marsh & McLennan Cos., Inc.	39,889	4,133,298

		13,183,143

Insurance-Life/Health — 1.3%
Prudential Financial, Inc.	156,372	14,251,744

Insurance-Multi-line — 3.3%
Chubb, Ltd.	59,983	9,142,609
Cincinnati Financial Corp.	28,358	3,210,409
Hartford Financial Services Group, Inc.	232,372	13,263,794
MetLife, Inc.	208,946	9,776,583

		35,393,395

Insurance-Property/Casualty — 1.8%
Progressive Corp.	95,793	6,676,772
Travelers Cos., Inc.	94,432	12,376,258

		19,053,030

Investment Management/Advisor Services — 3.3%
BlackRock, Inc.	47,845	22,090,037
T. Rowe Price Group, Inc.	115,603	13,386,827

		35,476,864

Machinery-Farming — 1.0%
Deere & Co.	59,967	10,442,653

Machinery-Pumps — 1.6%
Dover Corp.	165,044	17,146,421

Medical Instruments — 1.5%
Medtronic PLC	147,013	16,009,716

Medical Products — 1.3%
Abbott Laboratories	43,496	3,636,701
Becton Dickinson and Co.	41,726	10,681,856

		14,318,557

Medical-Biomedical/Gene — 0.5%
Gilead Sciences, Inc.	80,621	5,136,364

Medical-Drugs — 8.1%
Bristol-Myers Squibb Co.	413,902	23,745,558
Eli Lilly & Co.	96,549	11,001,759
Johnson & Johnson	97,031	12,811,973
Merck & Co., Inc.	226,958	19,668,180
Pfizer, Inc.	486,330	18,660,482

		85,887,952

Medical-HMO — 1.1%
UnitedHealth Group, Inc.	45,025	11,377,818

Non-Hazardous Waste Disposal — 0.6%
Republic Services, Inc.	72,985	6,386,917

Oil Companies-Exploration & Production — 1.9%
ConocoPhillips	366,306	20,220,091

Oil Companies-Integrated — 4.2%
Chevron Corp.	272,897	31,694,257
Exxon Mobil Corp.	197,154	13,321,696

		45,015,953

Oil Refining & Marketing — 0.9%
Valero Energy Corp.	99,288	9,628,950

Real Estate Investment Trusts — 3.7%
Alexandria Real Estate Equities, Inc.	25,907	4,112,736
AvalonBay Communities, Inc.	51,955	11,308,525
Boston Properties, Inc.	38,517	5,284,532
Simon Property Group, Inc.	43,562	6,563,922
Ventas, Inc.	81,078	5,278,178
Vornado Realty Trust	101,550	6,664,727

		39,212,620

Retail-Building Products — 1.7%
Home Depot, Inc.	76,539	17,954,519

Retail-Discount — 0.8%
Walmart, Inc.	76,564	8,977,895

Retail-Jewelry — 0.5%
Tiffany & Co.	44,614	5,554,889

Retail-Restaurants — 1.9%
McDonald’s Corp.	89,904	17,684,117
Starbucks Corp.	35,006	2,960,107

		20,644,224

Semiconductor Components-Integrated Circuits — 1.7%
Analog Devices, Inc.	171,767	18,315,515

Telephone-Integrated — 1.7%
Verizon Communications, Inc.	308,050	18,627,783

Tobacco — 1.9%
Altria Group, Inc.	142,691	6,391,130
Philip Morris International, Inc.	174,029	14,172,922

		20,564,052

Tools-Hand Held — 0.8%
Stanley Black & Decker, Inc.	54,187	8,200,119

Toys — 0.8%
Hasbro, Inc.	89,832	8,741,552

Transport-Rail — 1.1%
Norfolk Southern Corp.	66,452	12,094,264

TOTAL INVESTMENTS (cost $791,904,111)	98.8%	1,052,784,724
Other assets less liabilities	1.2	12,706,899

NET ASSETS	100.0%	$1,065,491,623

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2019 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$1,052,784,724	$—	$—	$1,052,784,724

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA JPMorgan Global Equities Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2019 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 98.7%
Australia — 2.9%
Aurizon Holdings, Ltd.	88,555	$360,168
Beach Energy, Ltd.	887,051	1,400,309
BHP Group, Ltd.	154,699	3,833,771
Evolution Mining, Ltd.	970,354	2,762,613
Fortescue Metals Group, Ltd.	240,953	1,479,959
JB Hi-Fi, Ltd.	14,799	377,870
Qantas Airways, Ltd.	122,564	541,578

		10,756,268

Belgium — 0.6%
Ageas	13,276	764,619
Telenet Group Holding NV†	26,618	1,306,824

		2,071,443

Canada — 3.6%
Air Canada†	10,650	379,231
CI Financial Corp.	118,254	1,721,152
Cogeco Communications, Inc.	4,373	378,002
Equitable Group, Inc.	8,219	707,142
Genworth MI Canada, Inc.	9,201	371,645
Home Capital Group, Inc.†	35,893	738,789
iA Financial Corp., Inc.	7,650	368,415
Kirkland Lake Gold, Ltd.	75,376	3,539,599
National Bank of Canada	9,532	492,268
Royal Bank of Canada	54,622	4,405,923

		13,102,166

Denmark — 1.1%
Carlsberg A/S, Class B	18,130	2,550,563
Topdanmark A/S	31,412	1,406,759

		3,957,322

France — 1.0%
Air France-KLM†	30,483	362,925
Coface SA†	93,995	1,027,360
Dassault Aviation SA	230	319,366
Gaztransport Et Technigaz SA	15,179	1,382,264
Peugeot SA	24,120	610,653

		3,702,568

Germany — 2.7%
Allianz SE	17,140	4,186,456
CECONOMY AG†	71,851	362,612
METRO AG	128,582	2,093,749
Muenchener Rueckversicherungs-Gesellschaft AG	10,865	3,017,315
Stroeer SE & Co. KGaA	4,597	370,172

		10,030,304

Ireland — 3.6%
Allergan PLC	22,040	3,881,465
Greencore Group PLC	1,013,307	3,050,453
Horizon Therapeutics PLC†	50,152	1,449,894
Jazz Pharmaceuticals PLC†	11,403	1,432,559
Johnson Controls International PLC	67,155	2,909,826
STERIS PLC	2,290	324,195

		13,048,392

Italy — 0.9%
Azimut Holding SpA	22,234	456,771
Snam SpA	563,823	2,892,626

		3,349,397

Japan — 8.5%
Bandai Namco Holdings, Inc.	12,100	747,132
Digital Garage, Inc.	11,100	367,978
DMG Mori Seiki Co., Ltd.	99,600	1,637,096
Hitachi, Ltd.	48,000	1,808,612
ITOCHU Corp.	96,000	2,018,854
Japan Petroleum Exploration Co., Ltd.	56,200	1,450,406
Kaken Pharmaceutical Co., Ltd.	7,400	364,552
KDDI Corp.	16,000	444,337
Kyudenko Corp.	10,700	353,727
Meitec Corp.	27,900	1,464,886
Mitsubishi Heavy Industries, Ltd.	35,200	1,434,859
Mitsui Fudosan Co., Ltd.	15,000	386,286
Morinaga & Co., Ltd.	13,800	683,674
Nexon Co., Ltd.†	103,000	1,197,009
Nihon Unisys, Ltd.	11,600	385,091
Nippon Telegraph & Telephone Corp.	41,100	2,046,056
NOF Corp.	17,700	604,806
Nomura Real Estate Holdings, Inc.	67,700	1,613,666
NTT DOCOMO, Inc.	80,200	2,209,418
Sankyu, Inc.	34,200	1,754,496
Sekisui House, Ltd.	57,800	1,253,520
Sony Corp.	40,100	2,460,066
Sumitomo Mitsui Financial Group, Inc.	22,100	794,036
Teijin, Ltd.	17,700	357,639
Tokuyama Corp.	41,900	1,131,793
Tokyo Tatemono Co., Ltd.	24,900	357,164
Toyota Motor Corp.	7,000	488,879
Zeon Corp.	107,500	1,237,360

		31,053,398

Netherlands — 1.0%
ASM International NV	4,881	490,266
Intertrust NV	36,896	701,198
NXP Semiconductors NV	3,366	382,647
Signify NV*	48,304	1,413,639
Wolters Kluwer NV	6,890	507,325

		3,495,075

Norway — 0.2%
SpareBank 1 SMN	67,152	722,916

Puerto Rico — 0.4%
Popular, Inc.	25,894	1,410,187

Spain — 1.7%
ACS Actividades de Construccion y Servicios SA	10,276	417,059
Endesa SA	129,148	3,514,545
Mediaset Espana Comunicacion SA	360,503	2,203,338

		6,134,942

Switzerland — 6.1%
Adecco Group AG	15,198	900,942
Nestle SA	55,515	5,926,852
Novartis AG	48,766	4,255,717
Roche Holding AG	17,401	5,235,293
Swiss Life Holding AG	7,176	3,587,636

Zurich Insurance Group AG	5,493	2,146,530

		22,052,970

United Kingdom — 6.3%
3i Group PLC	66,690	974,444
Anglo American PLC	113,721	2,919,065
Avast PLC*	569,543	3,060,219
Berkeley Group Holdings PLC	56,885	3,242,921
Dialog Semiconductor PLC†	62,094	2,784,680
Dunelm Group PLC	32,338	330,714
Evraz PLC	168,584	801,874
John Laing Group PLC*	72,173	341,236
Legal & General Group PLC	895,371	3,058,443
Next PLC	39,665	3,381,836
Rio Tinto PLC	9,001	468,010
Ultra Electronics Holdings PLC	62,657	1,582,674

		22,946,116

United States — 58.1%
AbbVie, Inc.	35,715	2,841,128
AES Corp.	90,277	1,539,223
Allison Transmission Holdings, Inc.	72,617	3,166,827
Ally Financial, Inc.	34,539	1,057,930
Alphabet, Inc., Class C†	6,610	8,329,327
Altice USA, Inc., Class A†	111,998	3,466,338
Amazon.com, Inc.†	3,613	6,419,073
AMC Networks, Inc., Class A†	25,795	1,123,372
Amgen, Inc.	22,033	4,698,537
Apple, Inc.	49,050	12,201,678
Applied Materials, Inc.	42,686	2,316,142
Arrowhead Pharmaceuticals, Inc.†	32,541	1,303,267
AT&T, Inc.	31,465	1,211,088
AutoZone, Inc.†	3,007	3,441,151
Ball Corp.	26,804	1,875,476
Bank of America Corp.	184,473	5,768,471
Baxter International, Inc.	6,510	499,317
Biogen, Inc.†	7,109	2,123,529
Builders FirstSource, Inc.†	33,730	762,635
CACI International, Inc., Class A†	2,974	665,433
CDW Corp.	3,042	389,102
Celgene Corp.†	20,038	2,164,705
Chevron Corp.	43,652	5,069,743
Cisco Systems, Inc.	44,095	2,094,954
CIT Group, Inc.	40,277	1,727,481
Citigroup, Inc.	66,000	4,742,760
Cooper Cos., Inc.	8,506	2,475,246
Credit Acceptance Corp.†	3,002	1,314,306
Deckers Outdoor Corp.†	8,240	1,259,896
DENTSPLY SIRONA, Inc.	52,317	2,865,925
Discover Financial Services	10,821	868,494
Dollar General Corp.	22,757	3,648,857
Dover Corp.	3,737	388,237
eBay, Inc.	91,408	3,222,132
Essex Property Trust, Inc.	9,236	3,021,373
Facebook, Inc., Class A†	20,461	3,921,351
Frontdoor, Inc.†	20,369	982,397
FTI Consulting, Inc.†	25,033	2,725,343
Gentex Corp.	12,823	359,685
Gilead Sciences, Inc.	59,203	3,771,823
Henry Schein, Inc.†	4,999	312,862
Hilton Worldwide Holdings, Inc.	7,300	707,808
HollyFrontier Corp.	5,927	325,629
Hologic, Inc.†	44,097	2,130,326
HP, Inc.	78,092	1,356,458
International Business Machines Corp.	7,848	1,049,513
IQVIA Holdings, Inc.†	11,445	1,652,887
j2 Global, Inc.	27,675	2,628,018
Jabil, Inc.	25,473	937,916
Johnson & Johnson	3,708	489,604
Lam Research Corp.	12,461	3,377,429
Leidos Holdings, Inc.	35,882	3,094,105
Lincoln National Corp.	10,257	579,315
Lithia Motors, Inc., Class A	2,672	420,787
MasTec, Inc.†	43,946	2,765,961
Mastercard, Inc., Class A	13,056	3,614,031
McKesson Corp.	25,233	3,355,989
Meritage Homes Corp.†	12,709	916,192
Microsoft Corp.	77,063	11,048,522
Morgan Stanley	44,416	2,045,357
Navient Corp.	45,711	629,441
Nexstar Media Group, Inc., Class A	25,182	2,449,957
NRG Energy, Inc.	84,252	3,380,190
O’Reilly Automotive, Inc.†	6,229	2,712,792
Oracle Corp.	71,219	3,880,723
Perspecta, Inc.	19,799	525,466
Phillips 66	4,500	525,690
Procter & Gamble Co.	34,304	4,271,191
PulteGroup, Inc.	84,420	3,312,641
QUALCOMM, Inc.	21,701	1,745,628
Sabre Corp.	17,062	400,616
SBA Communications Corp.	1,569	377,580
Sinclair Broadcast Group, Inc., Class A	61,265	2,440,798
Starbucks Corp.	44,999	3,805,115
Symantec Corp.	15,507	354,800
Taylor Morrison Home Corp., Class A†	35,510	889,526
Tech Data Corp.†	12,796	1,554,714
Tenet Healthcare Corp.†	52,741	1,336,457
United Airlines Holdings, Inc.†	35,836	3,255,342
United Rentals, Inc.†	10,497	1,402,084
Universal Display Corp.	12,298	2,461,814
Veeva Systems, Inc., Class A†	18,114	2,569,109
Visa, Inc., Class A	23,494	4,202,137
Vistra Energy Corp.	102,447	2,769,142
Voya Financial, Inc.	12,095	652,646
Washington Federal, Inc.	19,643	716,184
Western Union Co.	61,336	1,537,080
World Fuel Services Corp.	22,090	922,699
Xerox Holdings Corp.	47,696	1,618,325

		211,332,348

Total Long-Term Investment Securities (cost $312,811,763)		359,165,812

REPURCHASE AGREEMENTS — 1.4%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.25% dated 10/31/2019, to be purchased 11/01/2019 in the amount $5,032,035 and collaterallized by $4,995,000 of United States Treasury Notes, bearing interest at 2.00% due 11/15/2026 and having an approximate value of $5,137,537 (cost $5,032,000)	$5,032,000	5,032,000

TOTAL INVESTMENTS (cost $317,843,763)	100.1%	364,197,812
Liabilities in excess of other assets	(0.1)	(264,280)

NET ASSETS	100.0%	$363,933,532

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At October 31, 2019, the aggregate value of these securities was $5,516,292 representing 1.5% of net assets.

Industry Allocation*
Medical-Drugs	5.5%
Medical-Biomedical/Gene	3.9
Computers	3.8
Diversified Banking Institutions	3.7
Applications Software	3.0
Finance-Credit Card	2.8
E-Commerce/Products	2.7
Building-Residential/Commercial	2.5
Insurance-Multi-line	2.5
Food-Misc./Diversified	2.4
Banks-Commercial	2.4
Web Portals/ISP	2.3
Television	2.3
Insurance-Life/Health	2.1
Enterprise Software/Service	1.8
Gold Mining	1.8
Independent Power Producers	1.7
Semiconductor Equipment	1.6
Retail-Auto Parts	1.6
Computer Services	1.5
Medical Products	1.5
Cable/Satellite TV	1.4
Oil Companies-Integrated	1.4
Electric-Integrated	1.4
Repurchase Agreements	1.4
Airlines	1.2
Cosmetics & Toiletries	1.2
Internet Content-Entertainment	1.1
Lighting Products & Systems	1.1
Diversified Minerals	1.0
Retail-Restaurants	1.0
Telephone-Integrated	1.0
Retail-Discount	1.0
Real Estate Investment Trusts	0.9
Metal-Diversified	0.9
Retail-Apparel/Shoe	0.9
Medical-Wholesale Drug Distribution	0.9
Machinery-Electrical	0.9
Engineering/R&D Services	0.9
Building-Heavy Construction	0.9
Auto/Truck Parts & Equipment-Original	0.9
Computer Data Security	0.9
Insurance-Reinsurance	0.8
Building Products-Air & Heating	0.8
Gas-Transportation	0.8
Dental Supplies & Equipment	0.8
Oil Companies-Exploration & Production	0.8
Electronic Components-Semiconductors	0.8
Consulting Services	0.7
Computer Software	0.7
Brewery	0.7
Audio/Video Products	0.7
Finance-Auto Loans	0.7
Real Estate Operations & Development	0.6
Cellular Telecom	0.6
Investment Management/Advisor Services	0.6
Semiconductor Components-Integrated Circuits	0.6
Networking Products	0.6
Food-Retail	0.6
Import/Export	0.6
Containers-Metal/Glass	0.5
Transport-Services	0.5
Chemicals-Diversified	0.5
Medical Labs & Testing Services	0.5
Machine Tools & Related Products	0.5
Office Automation & Equipment	0.4
Electronics-Military	0.4
Electronic Parts Distribution	0.4
Metal-Iron	0.4
Rental Auto/Equipment	0.4
Medical-Hospitals	0.4
Electronic Components-Misc.	0.4
Apparel Manufacturers	0.3
Rubber & Vinyl	0.3
Entertainment Software	0.3
Insurance-Property/Casualty	0.3
Building & Construction-Misc.	0.3
Private Equity	0.3
Retail-Petroleum Products	0.3
Human Resources	0.3
Auto-Cars/Light Trucks	0.2
Oil Refining & Marketing	0.2
Steel-Producers	0.2
Building & Construction Products-Misc.	0.2
E-Services/Consulting	0.2
Toys	0.2
Retail-Consumer Electronics	0.2
Banks-Mortgage	0.2
Savings & Loans/Thrifts	0.2
Hotels/Motels	0.2
Finance-Mortgage Loan/Banker	0.2
Finance-Other Services	0.2
Food-Confectionery	0.2
Finance-Consumer Loans	0.2
Publishing-Periodicals	0.2
Retail-Automobile	0.1
Commercial Services-Finance	0.1
Machinery-Pumps	0.1
Financial Guarantee Insurance	0.1
Advertising Services	0.1
Transport-Rail	0.1
Textile-Products	0.1
Internet Security	0.1
Energy-Alternate Sources	0.1
Retail-Home Furnishings	0.1
Disposable Medical Products	0.1
Aerospace/Defense	0.1

100.1%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2019 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$359,165,812	$—	$—	$359,165,812
Repurchase Agreements	—	5,032,000	—	5,032,000

Total Investments at Value	$359,165,812	$5,032,000	$—	$364,197,812

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2019 —

(unaudited)

Security Description	Principal Amount/ Shares	Value (Note 1)
ASSET BACKED SECURITIES — 18.2%
Diversified Financial Services — 18.2%
Academic Loan Funding Trust FRS Series 2013-1A, Class A 2.82% (1 ML+0.80%) due 12/26/2044*	$229,722	$228,007
ACRE TL 2017 LLC FRS Series 2017-A 6.66% (1 ML+4.60%) due 12/15/2020(1)(11)	1,475,000	1,475,000
Allegro CLO II-S, Ltd. FRS Series 2014-1RA, Class A2 3.57% (3 ML+1.60%) due 10/21/2028*(2)	2,477,180	2,452,056
ALM V, Ltd. FRS Series 2012-5A, Class A2R3 3.55% (3 ML+1.25%) due 10/18/2027*(2)	1,580,000	1,566,162
ALM V, Ltd. FRS Series 2012-5A, Class BR3 3.65% (3 ML+1.65%) due 10/18/2027*(2)	670,000	662,873
ALM XII, Ltd. FRS Series 2015-12A, Class A1R2 3.21% (3 ML+0.89%) due 04/16/2027*(2)	2,513,541	2,511,118
American Credit Acceptance Receivables Trust Series 2016-4, Class C 2.91% due 02/13/2023*	57,196	57,216
American Credit Acceptance Receivables Trust Series 2018-2, Class B 3.46% due 08/10/2022*	691,449	692,586
American Homes 4 Rent Trust Series 2015-SFR1, Class A 3.47% due 04/17/2052*	917,741	959,120
American Homes 4 Rent Trust Series 2014-SFR3, Class A 3.68% due 12/17/2036*	1,370,583	1,442,241
American Homes 4 Rent Trust Series 2014-SFR2, Class A 3.79% due 10/17/2036*	915,381	968,413
American Homes 4 Rent Trust Series 2014-SFR3, Class C 4.60% due 12/17/2036*	150,000	161,451
American Homes 4 Rent Trust Series 2015-SFR1, Class E 5.64% due 04/17/2052*	370,000	404,288
American Homes 4 Rent Trust Series 2015-SFR2, Class E 6.07% due 10/17/2052*	500,000	560,072
American Homes 4 Rent Trust Series 2014-SFR2, Class E 6.23% due 10/17/2036*	150,000	167,084
American Homes 4 Rent Trust Series 2014-SFR3, Class E 6.42% due 12/17/2036*	275,000	308,981
American Tower Trust I Series 13, Class 2A 3.07% due 03/15/2048*	750,000	759,366
AmeriCredit Automobile Receivables Trust Series 2017-1, Class B 2.30% due 02/18/2022	305,000	305,157
AmeriCredit Automobile Receivables Trust Series 2017-1, Class C 2.71% due 08/18/2022	163,000	164,264
AmeriCredit Automobile Receivables Trust Series 2017-1, Class D 3.13% due 01/18/2023	366,000	371,512
Ameriquest Mtg. Securities, Inc. FRS Series 2005-R11, Class M1 2.27% (1 ML+0.45%) due 01/25/2036	763,227	764,364
Arbor Realty Commercial Real Estate Notes, Ltd. FRS Series 2018-FL1, Class A 3.06% (1 ML+1.15%) due 06/15/2028*	3,380,000	3,383,170
Arbor Realty Commercial Real Estate Notes, Ltd. FRS Series 2017-FL2, Class C 4.26% (1 ML+2.35%) due 08/15/2027*	668,500	669,753
Arbor Realty Commercial Real Estate Notes, Ltd. FRS Series 2019-FL1, Class D 4.41% (1 ML+2.50%) due 05/15/2037*	3,147,500	3,159,303
AREIT Trust FRS Series 2019-CRE3, Class B 3.44% (1 ML+1.55%) due 09/14/2036*(3)	1,163,000	1,164,683
AREIT Trust FRS Series 2019-CRE3, Class C 3.79% (1 ML+1.90%) due 09/14/2036*(3)	1,015,000	1,017,295
Atrium XII FRS Series 12A, Class BR 3.30% (3 ML+1.35%) due 04/22/2027*(2)	2,950,000	2,922,550
B2R Mtg. Trust Series 2015-2, Class A 3.34% due 11/15/2048*	247,569	248,917
Babson CLO, Ltd. FRS Series 2013-IA, Class BR 3.22% (3 ML+1.25%) due 01/20/2028*(2)	4,300,018	4,220,739
Bancorp Commercial Mtg. Trust FRS Series 2018-CR3, Class A 2.76% (1 ML+0.85%) due 01/15/2033*(3)	1,768,611	1,766,399
Bancorp Commercial Mtg.Trust FRS Series 2019-CRE5, Class A 2.91% (1 ML+1.00%) due 03/15/2036*(3)	1,988,312	1,988,309
Bancorp Commercial Mtg. Trust FRS Series 2018-CRE4, Class AS 3.02% (1 ML+1.10%) due 09/15/2035*(3)	1,005,000	1,005,735
Bancorp Commercial Mtg. Trust FRS Series 2018-CR3, Class AS 3.16% (1 ML+1.25%) due 01/15/2033*(3)	1,555,188	1,556,625

Bancorp Commercial Mtg. Trust FRS Series 2018-CRE4, Class B 3.17% (1 ML+1.25%) due 09/15/2035*(3)	905,000	905,660
Bancorp Commercial Mtg.Trust FRS Series 2019-CRE5, Class AS 3.26% (1 ML+1.35%) due 03/15/2036*(3)	621,929	622,319
Bancorp Commercial Mtg. Trust FRS Series 2017-CRE2, Class B 3.51% (1 ML+1.60%) due 08/15/2032*(3)	1,031,000	1,035,996
Bancorp Commercial Mtg. Trust FRS Series 2019-CRE6, Class B 3.60% (1 ML+1.55%) due 09/15/2036*(3)	3,941,902	3,946,833
Bancorp Commercial Mtg. Trust FRS Series 2018-CRE4, Class D 4.02% (1 ML+2.10%) due 09/15/2035*(3)	655,000	657,260
Bancorp Commercial Mtg. Trust FRS Series 2018-CR3, Class D 4.61% (1 ML+2.70%) due 01/15/2033*(3)	716,847	723,426
BANK Series 2019-BN17, Class A4 3.71% due 04/15/2052(3)	2,608,000	2,873,750
BDS, Ltd. FRS Series 2019-FL4, Class A 3.01% (1 ML+1.10%) due 08/15/2036*	2,333,000	2,331,577
Bear Stearns ARM Trust VRS Series 2003-5, Class 2A1 4.48% due 08/25/2033(1)(4)	133,350	133,608
Benchmark Mtg. Trust Series 2019-B10, Class A4 3.72% due 03/15/2062(3)	4,206,000	4,645,041
Blackstone Mtg. Trust, Inc. FRS Series 2017-FL1, Class D 4.58% (1 ML+2.70%) due 06/15/2035*(3)	730,000	729,997
BSPRT Issuer, Ltd. FRS Series 2019-FL5, Class C 4.03% (1 ML+2.00%) due 05/15/2029*	1,485,000	1,482,216
Business Jet Securities LLC Series 2019-1, Class A 4.21% due 07/15/2034*	2,091,698	2,147,330
Business Jet Securities LLC Series 2018-1, Class A 4.34% due 02/15/2033*	4,074,010	4,124,316
Business Jet Securities LLC Series 2018-2, Class A 4.45% due 06/15/2033*	1,026,073	1,043,122
Cabela’s Master Credit Card Trust Series 2015-2, Class A1 2.25% due 07/17/2023	278,000	278,668
Camillo Issuer LLC Series 2016-SFR, Class 1A1 5.00% due 12/05/2023*(11)	1,404,419	1,401,344
Cantor Commercial Real Estate Lending Series 2019-CF2, Class A5 2.87% due 11/15/2052(3)	3,173,122	3,272,839
Capital Auto Receivables Asset Trust Series 2018-1, Class A3 2.79% due 01/20/2022*	1,611,989	1,616,634
CarMax Auto Owner Trust Series 2018-2, Class A2 2.73% due 08/16/2021	347,101	347,684
Carnow Auto Receivables Trust Series 2017-1A, Class A 2.92% due 09/15/2022*	42,476	42,479
Carvana Auto Receivables Trust Series 2019-2A, Class C 3.00% due 06/17/2024*	2,000,000	2,013,566
Carvana Auto Receivables Trust Series 2019-3A, Class D 3.04% due 04/15/2025*	2,240,000	2,248,546
Chesapeake Funding II LLC Series 2017-4A, Class A1 2.12% due 11/15/2029*	1,420,537	1,420,557
Chesapeake Funding II LLC Series 2018-1A, Class A1 3.04% due 04/15/2030*	1,797,431	1,820,224
CLUB Credit Trust Series 2017-P2, Class A 2.61% due 01/15/2024*	79,919	79,948
Colony American Finance, Ltd. Series 2016-2, Class A 2.55% due 11/15/2048*	327,275	327,498
COMM Mtg. Trust Series 2015-LC19, Class A4 3.18% due 02/10/2048(3)	5,000,000	5,233,497
COMM Mtg. Trust Series 2015-DC1, Class A5 3.35% due 02/10/2048(3)	5,000,000	5,257,521
COMM Mtg. Trust Series 2017-COR2, Class A3 3.51% due 09/10/2050(3)	5,110,000	5,493,280
COMM Mtg. Trust Series 2015-CR24, Class A6 3.70% due 08/10/2048(3)	770,833	829,148
COMM Mtg. Trust Series 2015-LC21, Class A4 3.71% due 07/10/2048(3)	2,496,639	2,682,075
COMM Mtg. Trust Series 2015-CR25, Class A4 3.76% due 08/10/2048(3)	625,000	674,144
COMM Mtg. Trust VRS Series 2018-HOME, Class A 3.82% due 04/10/2033*(3)(4)	1,790,000	1,952,835

COMM Mtg. Trust Series 2015-PC1, Class A5 3.90% due 07/10/2050(3)	1,137,175	1,226,809
Corevest American Finance Trust Series 2019-1, Class B 3.88% due 03/15/2052*	1,025,000	1,091,165
CPS Auto Receivables Trust Series 2017-C, Class C 2.86% due 06/15/2023*	959,000	960,460
CPS Auto Receivables Trust Series 2019-B, Class B 3.09% due 04/17/2023*	1,030,000	1,041,052
CPS Auto Receivables Trust Series 2016-C, Class C 3.27% due 06/15/2022*	84,076	84,196
CPS Auto Receivables Trust Series 2014-C, Class C 3.77% due 08/17/2020*	32,687	32,689
CPS Auto Receivables Trust Series 2017-C, Class D 3.79% due 06/15/2023*	495,000	503,574
CPS Auto Receivables Trust Series 2015-A, Class C 4.00% due 02/16/2021*	97,417	97,597
CPS Auto Receivables Trust Series 2015-B, Class C 4.20% due 05/17/2021*	289,428	291,345
CPS Auto Receivables Trust Series 2015-C, Class D 4.63% due 08/16/2021*	497,150	501,551
Credit Acceptance Auto Loan Trust Series 2017-1A, Class A 2.56% due 10/15/2025*	92,705	92,741
Credit Acceptance Auto Loan Trust Series 2018-1A, Class A 3.01% due 02/16/2027*	638,000	641,699
Credit Acceptance Auto Loan Trust Series 2017-2A, Class B 3.02% due 04/15/2026*	1,575,000	1,585,720
Credit Acceptance Auto Loan Trust Series 2017-1A, Class B 3.04% due 12/15/2025*	250,000	251,086
Credit Acceptance Auto Loan Trust Series 2017-2A, Class C 3.35% due 06/15/2026*	250,000	252,309
Credit Acceptance Auto Loan Trust Series 2017-1A, Class C 3.48% due 02/17/2026*	250,000	251,649
Credit Suisse First Boston Mtg. Securities Corp. VRS Series 2004-AR2, Class 2A1 4.74% due 03/25/2034(1)(4)	423,761	445,634
CSMA Series 2019-1, Class A 2.00% due 04/25/2023(1)(11)	1,607,883	1,607,562
Cutwater, Ltd. FRS Series 2015-1A, Class BR 3.80% (3 ML+1.80%) due 01/15/2029*(2)	4,810,000	4,774,550
Cutwater, Ltd. FRS Series 2014-1A, Class BR 4.40% (3 ML+2.40%) due 07/15/2026*(2)	1,155,000	1,151,018
DBWF Mtg. Trust Series 2015-LCM, Class A1 3.00% due 06/10/2034*(3)	976,189	986,442
DBWF Mtg. Trust VRS Series 2015-LCM, Class A2 3.42% due 06/10/2034*(3)(4)	1,000,000	1,033,989
Diamond Resorts Owner Trust Series 2017-1A, Class A 3.27% due 10/22/2029*	353,001	356,898
Diamond Resorts Owner Trust Series 2018-1, Class A 3.70% due 01/21/2031*	727,343	742,360
Drive Auto Receivables Trust Series 2017-2, Class C 2.75% due 09/15/2023	299,157	299,259
Drive Auto Receivables Trust Series 2017-1, Class C 2.84% due 04/15/2022	443,489	443,722
Drive Auto Receivables Trust Series 2017-AA, Class C 2.98% due 01/18/2022*	65,572	65,629
Drive Auto Receivables Trust Series 2017-3, Class D 3.53% due 12/15/2023*	2,800,000	2,831,000
Drive Auto Receivables Trust Series 2018-4, Class C 3.66% due 11/15/2024	1,495,000	1,512,801
Drive Auto Receivables Trust Series 2018-3, Class C 3.72% due 09/16/2024	1,364,000	1,378,047
Drive Auto Receivables Trust Series 2017-1, Class D 3.84% due 03/15/2023	940,000	950,209
Drive Auto Receivables Trust Series 2019-1, Class D 4.09% due 06/15/2026	510,000	527,425
Drive Auto Receivables Trust Series 2017-AA, Class D 4.16% due 05/15/2024*	486,000	492,905
Drive Auto Receivables Trust Series 2016-CA, Class D 4.18% due 03/15/2024*	769,000	779,888
Drive Auto Receivables Trust Series 2015-CA, Class D 4.20% due 09/15/2021*	41,932	41,958
Drive Auto Receivables Trust Series 2015-DA, Class D 4.59% due 01/17/2023*	288,069	289,120
Dryden 55 CLO, Ltd. FRS Series 2018-55A, Class B 3.55% (3 ML+1.55%) due 04/15/2031*(2)	5,500,000	5,381,414

DSLA Mtg. Loan Trust FRS Series 2004-AR3, Class 2A2A 2.59% (1 ML+0.74%) due 07/19/2044(1)	906,218	927,473
DT Auto Owner Trust Series 2019-4A, Class C 2.73% due 07/15/2025*	1,571,000	1,570,915
DT Auto Owner Trust Series 2017-2A, Class C 3.03% due 01/17/2023*	80,647	80,672
DT Auto Owner Trust Series 2019-2A, Class C 3.18% due 02/18/2025*	1,515,000	1,538,210
DT Auto Owner Trust Series 2018-1A, Class C 3.47% due 12/15/2023*	703,000	706,828
DT Auto Owner Trust Series 2017-1A, Class D 3.55% due 11/15/2022*	424,967	427,737
DT Auto Owner Trust Series 2017-3A, Class D 3.58% due 05/15/2023*	376,000	379,031
DT Auto Owner Trust Series 2018-2A, Class C 3.67% due 03/15/2024*	1,650,000	1,671,450
DT Auto Owner Trust Series 2016-4A, Class D 3.77% due 10/17/2022*	313,616	315,319
DT Auto Owner Trust Series 2018-1A, Class D 3.81% due 12/15/2023*	496,000	503,000
DT Auto Owner Trust Series 2017, Class B 5.84% due 12/16/2022(11)	800,000	800,404
Engs Commercial Finance Trust Series 2016-1A, Class A2 2.63% due 02/22/2022*	63,287	63,347
Exantas Capital Corp., Ltd. FRS Series 2018-RSO6, Class B 3.03% (1 ML+1.15%) due 06/15/2035*(3)	910,000	906,003
Exantas Capital Corp., Ltd. FRS Series 2019-RSO7, Class B 3.58% (1 ML+1.70%) due 04/15/2036*(3)	1,233,000	1,235,336
Exeter Automobile Receivables Trust Series 2017-3A, Class A 2.05% due 12/15/2021*	11,659	11,658
Exeter Automobile Receivables Trust Series 2016-3A, Class B 2.84% due 08/16/2021*	48,889	48,914
Exeter Automobile Receivables Trust Series 2019-3A, Class D 3.11% due 08/15/2025*	1,650,000	1,672,881
Exeter Automobile Receivables Trust Series 2018-4A, Class B 3.64% due 11/15/2022*	549,000	552,871
Exeter Automobile Receivables Trust Series 2017-3A, Class C 3.68% due 07/17/2023*	1,041,000	1,060,729
Exeter Automobile Receivables Trust Series 2017-1A, Class C 3.95% due 12/15/2022*	235,000	237,637
Figueroa CLO, Ltd. FRS Series 2013-2A, Class BRR 4.01% (3 ML+1.85%) due 06/20/2027*(2)	511,000	503,850
First Investors Auto Owner Trust Series 2017-2A, Class C 3.00% due 08/15/2023*	1,100,000	1,106,179
Flagship Credit Auto Trust Series 2016-4, Class C 2.71% due 11/15/2022*	498,000	500,256
Flagship Credit Auto Trust Series 2015-3, Class B 3.68% due 03/15/2022*	44,112	44,154
Flagship Credit Auto Trust Series 2015-3, Class C 4.65% due 03/15/2022*	189,000	191,191
Flatiron CLO, Ltd. FRS Series 2015-1A, Class BR 3.40% (3 ML+1.40%) due 04/15/2027*(2)	4,102,328	4,076,393
Flatiron CLO, Ltd. FRS Series 2015-1A, Class CR 3.90% (3 ML+1.90%) due 04/15/2027*(2)	760,000	756,938
FORT CRE LLC FRS Series 2018-1A, Class A1 3.40% (1 ML+1.35%) due 11/16/2035*	2,787,500	2,787,494
FORT CRE LLC FRS Series 2018-1A, Class C 4.88% (1 ML+2.83%) due 11/16/2035*	2,370,000	2,386,021
Foundation Finance Trust Series 2019-1A, Class A 3.86% due 11/15/2034*	687,242	699,108
FREED ABS Trust Series 2019-2, Class A 2.62% due 11/18/2026*	920,000	919,752
FREED ABS Trust Series 2018-1, Class A 3.61% due 07/18/2024*	298,367	299,940
FREED ABS Trust Series 2018-2, Class A 3.99% due 10/20/2025*	793,357	799,517
FTF Funding II LLC Series 2019-1, Class A 8.00% due 08/15/2020(11)	1,968,000	1,968,487
Galaxy CLO, Ltd. FRS Series 2018-29A, Class B 3.56% (3 ML+1.40%) due 11/15/2026*(2)	1,287,655	1,286,356
Galaxy XXIX CLO, Ltd. FRS Series 2018-29A, Class A 2.95% (3 ML+0.79%) due 11/15/2026*(2)	2,906,972	2,904,629

GLS Auto Receivables Trust Series 2016-1A, Class C 6.90% due 10/15/2021*	341,342	347,184
GMF Floorplan Owner Revolving Trust FRS Series 2017-1, Class A2 2.48% (1 ML+0.57%) due 01/18/2022*	5,927,000	5,931,453
GMF Floorplan Owner Revolving Trust Series 2017-2, Class C 2.63% due 07/15/2022*	1,513,000	1,515,764
GoodGreen Trust Series 2019-2A, Class A 2.76% due 04/15/2055*	1,100,000	1,092,442
GoodGreen Trust Series 2017-2A, Class A 3.26% due 10/15/2053*	882,295	904,296
GoodGreen Trust Series 2017-1A, Class A 3.74% due 10/15/2052*	187,628	195,874
GoodGreen Trust Series 2017-R1, Class 5.00% due 10/20/2051*	1,455,582	1,440,847
GPMT, Inc. FRS Series 2018-FL1, Class A 2.75% (1 ML+0.90%) due 11/21/2035*(3)	1,157,252	1,155,075
Grand Avenue CRE FRS Series 2019-FL1, Class A 3.03% (1 ML + 1.12%) due 06/15/2037*	1,704,000	1,706,130
GS Mtg. Securities Trust Series 2019-GSA1, Class A4 3.05% due 11/10/2052(3)	4,864,294	5,063,390
GS Mtg. Securities Trust Series 2015-GC30, Class A4 3.38% due 05/10/2050(3)	2,766,411	2,933,834
GSR Mtg. Loan Trust FRS Series 2005-7F, Class 3A1 2.32% (1 ML+0.50%) due 09/25/2035(1)	5,966	5,703
Harbourview CLO VII, Ltd. FRS Series 7RA, Class B 3.70% (3 ML+1.70%) due 07/18/2031*(2)	2,865,000	2,818,369
Headlands Residential LLC Series 2017-RPL1, Class A 3.88% due 08/25/2022*(1)(5)	1,400,000	1,403,456
Headlands Residential LLC Series 2019-RPL1, Class NOTE 3.97% due 06/25/2024*(1)(5)	1,800,000	1,812,817
Headlands Residential LLC Series 2018-RPL1, Class A 4.25% due 06/25/2023*(1)(5)	1,790,000	1,808,033
HERO Funding Trust Series 2016-3A, Class A1 3.08% due 09/20/2042*	233,322	237,910
HERO Funding Trust Series 2017-3A, Class A2 3.95% due 09/20/2048*	776,508	812,376
HERO Funding Trust Series 2017-1A, Class A2 4.46% due 09/20/2047*	602,446	634,729
Hilton Grand Vacations Trust Series 2017-AA, Class A 2.66% due 12/26/2028*	166,148	166,792
Hunt CRE, Ltd. FRS Series 2018-FL2, Class AS 3.36% (1 ML+1.45%) due 08/15/2028*	351,000	350,561
Hunt CRE, Ltd. FRS Series 2018-FL2, Class B 3.56% (1 ML+1.65%) due 08/15/2028*	722,500	722,488
Hunt CRE, Ltd. FRS Series 2018-FL2, Class C 4.26% (1 ML+2.35%) due 08/15/2028*	238,500	238,500
Independence Plaza Trust Series 2018-INDP, Class A 3.76% due 07/10/2035*(3)	1,180,000	1,252,847
IndyMac INDX Mtg. Loan Trust VRS Series 2005-AR1, Class 1A1 3.93% due 03/25/2035(1)(4)	149,672	153,159
Invitation Homes Trust FRS Series 2017-SFR, Class A 2.88% (1 ML+0.85%) due 12/17/2036*	507,021	506,308
JPMBB Commercial Mtg. Securities Trust Series 2015-C28, Class A4 3.23% due 10/15/2048(3)	4,694,676	4,923,556
JPMBB Commercial Mtg. Securities Trust Series 2014-C26, Class A4 3.49% due 01/15/2048(3)	5,000,000	5,301,367
JPMCC Commercial Mtg. Securities Trust Series 2017-JP7, Class A5 3.45% due 09/15/2050(3)	2,847,257	3,051,001
JPMorgan Mtg. Trust VRS Series 2003-A1, Class 1A1 3.83% due 10/25/2033(1)(4)	434,861	448,916
Kabbage Funding LLC Series 2019-1, Class A 3.83% due 03/15/2024*	2,135,000	2,165,187
KREF, Ltd. FRS Series 2018-FL1, Class C 3.88% (1 ML+2.00%) due 06/15/2036*	2,332,500	2,341,247
LHOME Mtg. Trust Series 2019-RTL2, Class A1 3.84% due 03/25/2024*(1)	1,030,000	1,029,665
LoanCore Issuer, Ltd. FRS Series 2019-CRE3, Class AS 3.28% (1 ML+1.37%) due 04/15/2034*(3)	729,500	729,499

LoanCore Issuer, Ltd. FRS Series 2018-CRE1, Class AS 3.41% (1 ML+1.50%) due 05/15/2028*	3,895,000	3,895,000
LoanCore Issuer, Ltd. FRS Series 2019-CRE3, Class B 3.51% (1 ML+1.60%) due 04/15/2034*(3)	938,500	939,080
LoanCore Issuer, Ltd. FRS Series 2019-CRE3, Class C 3.86% (1 ML+1.95%) due 04/15/2034*(3)	687,000	687,901
LoanCore Issuer, Ltd. FRS Series 2019-CRE2, Class D 4.36% (1 ML+2.45%) due 05/15/2036*	501,000	502,409
LoanCore Issuer, Ltd. FRS Series 2018-CRE1, Class C 4.46% (1 ML+2.55%) due 05/15/2028*	1,025,000	1,027,563
Loomis Sayles CLO II, Ltd. FRS Series 2015-2A, Class A1R 2.90% (3 ML+0.90%) due 04/15/2028*(2)	2,500,000	2,488,888
LV Tower 52 Series 2013-1, Class A 5.75% due 07/15/2019*(11)	1,434,282	1,448,582
Mariner Finance Issuance Trust Series 2019-AA, Class B 3.51% due 07/20/2032*	1,075,000	1,084,591
Marlette Funding Trust Series 2018-1A, Class A 2.61% due 03/15/2028*	22,898	22,900
Merrill Lynch Mtg. Investors Trust FRS Series 2003-F, Class A1 2.46% (1 ML+0.64%) due 10/25/2028(1)	405,256	407,194
Merrill Lynch Mtg. Investors Trust FRS Series 2003-G, Class A2 3.24% (6 ML+0.68%) due 01/25/2029(1)	797,500	808,643
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C21, Class A4 3.34% due 03/15/2048(3)	1,207,415	1,272,686
Navistar Financial Dealer Note Master Owner Trust II FRS Series 2019-1, Class A 2.46% (1 ML+0.64%) due 05/25/2024*	2,778,000	2,778,829
Neuberger Berman CLO XVI-S, Ltd. FRS Series 2017-16SA, Class B 3.25% (3 ML+1.25%) due 01/15/2028*(2)	1,920,000	1,892,870
NextGear Floorplan Master Owner Trust Series 2019-2A, Class A2 2.07% due 10/15/2024*	1,175,000	1,174,728
NextGear Floorplan Master Owner Trust Series 2018-1A, Class A2 3.22% due 02/15/2023*	1,360,000	1,379,155
OCP CLO, Ltd. FRS Series 2015-9A, Class A2R 3.35% (3 ML+1.35%) due 07/15/2027*(2)	2,490,000	2,463,633
OL SP LLC Series 2018, Class A 4.16% due 02/02/2030	1,153,209	1,172,878
OnDeck Asset Securitization Trust LLC Series 2018-1A, Class A 3.50% due 04/18/2022*	516,000	517,099
OneMain Financial Issuance Trust Series 2016-1A, Class A 3.66% due 02/20/2029*	195,016	195,653
Oportun Funding IX LLC Series 2018-B, Class A 3.91% due 07/08/2024*	1,941,000	1,971,490
Oportun Funding VI LLC Series 2017-A, Class A 3.23% due 06/08/2023*	460,000	460,262
Oportun Funding VII LLC Series 2017-B, Class A 3.22% due 10/10/2023*	383,000	384,096
Oportun Funding VIII LLC Series 2018-A, Class A 3.61% due 03/08/2024*	1,012,000	1,023,572
Oportun Funding X LLC Series 2018-C, Class A 4.10% due 10/08/2024*	2,653,000	2,720,025
P4 SFR Holdco LLC Series 2019-STL, Class A 7.25% due 10/11/2026(11)	1,100,000	1,100,000
Parallel, Ltd. FRS Series 2015-1A, Class 1R 3.72% (3 ML+1.75%) due 07/20/2027*(2)	680,000	667,455
Parallel, Ltd. FRS Series 2015-1A, Class 2R 3.72% (3 ML+1.75%) due 07/20/2027*(2)	730,000	710,897
Pretium Mtg. Credit Partners LLC Series 2018-NPL4, Class A1 4.83% due 09/25/2058*(5)	693,599	697,445
Progress Residential Trust Series 2015-SFR3, Class A 3.07% due 11/12/2032*	1,729,127	1,728,248
Progress Residential Trust Series 2018-SFR2, Class E 4.66% due 08/17/2035*	1,002,000	1,030,245
Progress Residential Trust Series 2015-SFR3, Class D 4.67% due 11/12/2032*	400,000	399,904
Progress Residential Trust Series 2015-SFR3, Class E 5.66% due 11/12/2032*	250,000	249,997

Purchasing Power Funding LLC Series 2018-A, Class A 3.34% due 08/15/2022*	2,390,000	2,396,785
Regional Mgmt. Issuance Trust Series 2019-1, Class B 3.43% due 11/15/2028*	2,000,000	1,999,976
Renew Financial Series 2017-1A, Class A 3.67% due 09/20/2052*	247,943	257,316
Rice Park Financing Trust Series 2016-A, Class A 4.63% due 10/31/2041*	901,616	912,654
Santander Drive Auto Receivables Trust Series 2015-5, Class E 4.67% due 02/15/2023*	1,900,000	1,908,780
Santander Retail Auto Lease Trust Series 2018-A, Class A3 2.93% due 05/20/2021*	958,000	962,176
Santander Retail Auto Lease Trust Series 2019-A, Class B 3.01% due 05/22/2023*	1,442,000	1,463,105
Sequoia Mtg. Trust FRS Series 2004-9, Class A1 2.53% (1 ML+0.68%) due 10/20/2034(1)	791,930	787,237
Sequoia Mtg. Trust FRS Series 2003-1, Class 1A 2.61% (1 ML+0.76%) due 04/20/2033(1)	832,343	826,948
Shelter Growth Capital Partners FRS Series 2018-FL1, Class B 3.41% (1 ML+1.50%) due 01/15/2035*(3)	1,491,750	1,493,149
SoFi Consumer Loan Program LLC Series 2016-2A, Class A 3.09% due 10/27/2025*	68,376	68,592
Sonoran Auto Receivables Trust Series 2017-1 4.75% due 07/15/2024(1)(11)	1,863,695	1,901,528
Sonoran Auto Receivables Trust Series 2018-1 4.75% due 06/15/2025(1)(11)	1,269,165	1,294,548
Structured Asset Mtg. Investments II Trust FRS Series 2005-AR5, Class A3 2.10% (1 ML+0.25%) due 07/19/2035(1)	440,586	440,551
Synchrony Card Funding LLC Series 2019-A2, Class A 2.34% due 06/15/2025	2,300,000	2,321,354
Synchrony Card Funding LLC Series 2019-A1, Class A 2.95% due 03/15/2025	2,373,000	2,425,233
Synchrony Card Issuance Trust Series 2018-A1, Class A1 3.38% due 09/15/2024	1,200,000	1,232,153
THL Credit Wind River CLO, Ltd. FRS Series 2015-2A, Class CR 3.69% (3 ML+1.70%) due 10/15/2027*(2)	435,000	427,427
THL Credit Wind River CLO, Ltd. FRS Series 2012-1A, Class CR2 4.05% (3 ML+2.05%) due 01/15/2026*(2)	2,311,210	2,298,984
Thornburg Mtg. Securities Trust VRS Series 2004-4, Class 3A 4.08% due 12/25/2044(1)(4)	138,883	142,438
TICP CLO I-2, Ltd. FRS Series 2018-IA, Class A2 3.44% (3 ML+1.50%) due 04/26/2028*(2)	2,991,269	2,950,716
Toorak Mtg. Corp., Ltd. Series 2019-2, Class A1 3.72% due 09/25/2022(1)(5)	1,333,000	1,336,835
Tricolor Auto Securitization Trust Series 2018-1A, Class A 5.05% due 12/15/2020*	433,730	434,953
Tricon American Homes Trust Series 2016-SFR1, Class A 2.59% due 11/17/2033*	484,626	484,523
Tricon American Homes Trust Series 2019-SFR1, Class D 3.20% due 03/17/2038*	1,657,000	1,667,538
UBS Commercial Mtg. Trust Series 2019-C17, Class A4 2.92% due 10/15/2052(3)	3,693,370	3,795,252
UBS Commercial Mtg. Trust Series 2018-C8, Class A4 3.98% due 02/15/2051(3)	956,930	1,060,039
Upgrade Receivables Trust Series 2018-1A, Class A 3.76% due 11/15/2024*	202,007	202,665
US Auto Funding LLC Series 2019-1A, Class B 3.99% due 12/15/2022*	1,700,000	1,729,602
US Auto Funding LLC Series 2018-1A, Class A 5.50% due 07/15/2023*	838,609	858,420
Vericrest Opportunity Loan Trust Series 2019-NPL7, Class A1A 3.18% due 10/25/2049*(5)	1,163,239	1,162,128
Vericrest Opportunity Loan Trust Series 2019-NPL8, Class A1A 3.28% due 11/25/2049*(5)	1,550,000	1,549,950
Verizon Owner Trust Series 2017-2A, Class A 1.92% due 12/20/2021*	864,221	863,980
Verizon Owner Trust Series 2017-3A, Class A1A 2.06% due 04/20/2022*	1,271,000	1,271,383
Verizon Owner Trust Series 2018-1A, Class A1A 2.82% due 09/20/2022*	2,565,000	2,583,804

Veros Automobile Receivables Trust Series 2018-1, Class B 4.05% due 02/15/2024*	1,800,000	1,820,762
VM DEBT LLC Series 2019-1, Class A1A 7.50% due 06/15/2024(11)	1,400,000	1,400,000
VOLT LLC Series 2018-FT1, Class A1 3.26% due 01/27/2023	178,727	177,973
VOLT LXIV LLC Series 2017-NP11, Class 1A 3.38% due 10/25/2047*(5)	786,313	787,810
VOLT LXIX LLC Series 2018-NPL5, Class AIA 4.21% due 08/25/2048*(5)	579,602	579,424
VOLT LXXII LLC Series 2018-NPL8, Class A1A 4.21% due 10/26/2048*(5)	1,843,236	1,844,540
VOLT LXXV LLC Series 2019-NPL1, Class A1A 4.34% due 01/25/2049*(5)	1,223,777	1,232,704
VOLT LXXX LLC Series 2019-NPL6, Class A1B 4.09% due 10/25/2049*(5)	1,950,000	1,958,771
VSE Voi Mtg. LLC Series 2018-A, Class A 3.56% due 02/20/2036*	516,785	533,740
WaMu Mtg. Pass-Through Certs. Trust FRS Series 2005-AR6, Class 2A1A 2.28% (1 ML+0.46%) due 04/25/2045(1)	48,569	48,475
Wells Fargo Commercial Mtg. Trust Series 2019-C53, Class A4 3.04% due 10/15/2052(3)	4,885,325	5,100,738
Wells Fargo Commercial Mtg. Trust Series 2016-LC25, Class A4 3.64% due 12/15/2059(3)	5,195,581	5,619,068
Wells Fargo Commercial Mtg. Trust Series 2015-C30, Class A4 3.66% due 09/15/2058(3)	729,000	783,035
Wells Fargo Commercial Mtg. Trust Series 2014-LC16, Class A5 3.82% due 08/15/2050(3)	5,000,000	5,335,023
Wells Fargo Mtg. Backed Securities Trust VRS Series 2004-S, Class A1 4.89% due 09/25/2034(1)(4)	445,945	463,610
Wells Fargo Mtg. Backed Securities Trust VRS Series 2005-AR10, Class 2A16 4.93% due 06/25/2035(1)(4)	334,419	342,520
West CLO, Ltd. FRS Series 2014-1A, Class A2R 3.35% (3 ML+1.35%) due 07/18/2026*(2)	3,146,734	3,129,786
West CLO, Ltd. FRS Series 2014-1A, Class CR 5.00% (3 ML+3.00%) due 07/18/2026*(2)	650,000	648,994
Westgate Resorts LLC Series 2017-1A, Class A 3.05% due 12/20/2030*	216,942	218,096
Westlake Automobile Receivables Trust Series 2017-1A, Class C 2.70% due 10/17/2022*	105,773	105,844
Westlake Automobile Receivables Trust Series 2016-2A, Class D 4.10% due 06/15/2021*	115,286	115,367
World Financial Network Credit Card Master Trust Series 2019-A, Class A 3.14% due 12/15/2025	1,090,000	1,115,489
World Omni Automobile Lease Securitization Trust Series 2018-A, Class A3 2.83% due 07/15/2021	950,000	954,172

Total Asset Backed Securities (cost $347,947,632)		351,751,255

U.S. CORPORATE BONDS & NOTES — 25.4%
Aerospace/Defense — 0.1%
Boeing Co. Senior Notes 3.95% due 08/01/2059	590,000	644,376
Lockheed Martin Corp. Senior Notes 3.10% due 01/15/2023	104,000	107,755
Lockheed Martin Corp. Senior Notes 4.50% due 05/15/2036	300,000	358,046
Northrop Grumman Corp. Senior Notes 3.20% due 02/01/2027	223,000	233,466
Northrop Grumman Corp. Senior Notes 3.25% due 01/15/2028	100,000	104,877
Northrop Grumman Corp. Senior Notes 3.85% due 04/15/2045	51,000	55,713
Rockwell Collins, Inc. Senior Notes 3.20% due 03/15/2024	105,000	109,580
Rockwell Collins, Inc. Senior Notes 4.35% due 04/15/2047	50,000	58,399

		1,672,212

Aerospace/Defense-Equipment — 0.5%
Harris Corp. Senior Notes 3.83% due 04/27/2025	100,000	107,326
Harris Corp. Senior Notes 4.85% due 04/27/2035	200,000	237,354
TransDigm, Inc. Company Guar. Notes 6.50% due 07/15/2024	2,673,000	2,759,872
United Technologies Corp. Senior Notes 3.75% due 11/01/2046	225,000	249,524
United Technologies Corp. Senior Notes 3.95% due 08/16/2025	895,000	979,435
United Technologies Corp. Senior Notes 4.05% due 05/04/2047	2,503,000	2,891,584
United Technologies Corp. Senior Notes 4.13% due 11/16/2028	950,000	1,077,996
United Technologies Corp. Senior Notes 4.15% due 05/15/2045	296,000	339,448
United Technologies Corp. Senior Notes 4.45% due 11/16/2038	55,000	65,257
United Technologies Corp. Senior Notes 4.50% due 06/01/2042	225,000	269,991

		8,977,787

Agricultural Chemicals — 0.0%
Mosaic Co. Senior Notes 5.63% due 11/15/2043	400,000	460,337

Agricultural Operations — 0.0%
Bunge, Ltd. Finance Corp. Company Guar. Notes 3.50% due 11/24/2020	122,000	123,541
Cargill, Inc. Senior Notes 3.25% due 03/01/2023*	45,000	46,794

		170,335

Airlines — 0.3%
American Airlines Pass-Through Trust Pass-Through Certs. Series 2016-3, Class A 3.00% due 04/15/2030	249,352	256,029
American Airlines Pass-Through Trust Pass-Through Certs. Series 2016-2, Class A 3.65% due 12/15/2029	50,866	53,316
American Airlines Pass-Through Trust Pass-Through Certs. Series 2017-1, Class AA 3.65% due 08/15/2030	177,003	187,738
American Airlines Pass-Through Trust Pass-Through Certs. Series 2017-2, Class B 3.70% due 04/15/2027	478,464	487,876
American Airlines Pass-Through Trust Pass-Through Certs. Series 2014-1, Class A 3.70% due 04/01/2028	254,285	268,777
American Airlines Pass-Through Trust Pass-Through Certs. Series 2013-2, Class A 4.95% due 07/15/2024	99,322	104,177
Continental Airlines Pass-Through Trust Pass Through Certs. Series 2012-2, Class A 4.00% due 04/29/2026	88,126	93,221
Continental Airlines Pass-Through Trust Pass-Through Certs. Series 2012-1, Class A 4.15% due 10/11/2025	408,047	431,584
Spirit Airlines Pass-Through Trust Pass-Through Certs. Series 2017-1, Class AA 3.38% due 08/15/2031	197,812	206,337
United Airlines Pass-Through Trust Pass-Through Certs. Series 2019-2, Class AA 2.70% due 11/01/2033	596,000	599,627
United Airlines Pass-Through Trust Pass-Through Certs. Series 2016-1, Class A 3.45% due 01/07/2030	133,276	138,300
United Airlines Pass-Through Trust Pass-Through Certs. Series 2018-1, Class AA 3.50% due 09/01/2031	523,922	547,058
United Airlines Pass-Through Trust Pass-Through Certs. Series 2016-1, Class B 3.65% due 07/07/2027	200,451	204,648
United Airlines Pass-Through Trust Pass-Through Certs. Series 2018-1, Class A 3.70% due 09/01/2031	309,372	323,951
United Airlines Pass-Through Trust Pass-Through Certs. Series 2014-1, Class A 4.00% due 10/11/2027	280,872	302,410
United Airlines Pass-Through Trust Pass-Through Certs. Series 2019-1, Class AA 4.15% due 02/25/2033	560,000	612,915
United Airlines Pass-Through Trust Pass-Through Certs. Series 2019-1, Class A 4.55% due 02/25/2033	500,000	548,649

United Airlines Pass-Through Trust Pass-Through Certs. Series 2018-1, Class B 4.60% due 09/01/2027	130,474	136,261

		5,502,874

Applications Software — 0.4%
Microsoft Corp. Senior Notes 2.00% due 08/08/2023	3,193,000	3,224,899
Microsoft Corp. Senior Notes 2.40% due 08/08/2026	200,000	205,135
Microsoft Corp. Senior Notes 3.50% due 02/12/2035	137,000	150,215
Microsoft Corp. Senior Notes 3.95% due 08/08/2056	110,000	130,207
Microsoft Corp. Senior Notes 4.00% due 02/12/2055	263,000	314,382
Microsoft Corp. Senior Notes 4.10% due 02/06/2037	2,561,000	3,032,389
Microsoft Corp. Senior Notes 4.20% due 11/03/2035	154,000	182,823

		7,240,050

Auto-Cars/Light Trucks — 0.5%
American Honda Finance Corp. Senior Notes 2.45% due 09/24/2020	165,000	165,854
Daimler Finance North America LLC Company Guar. Notes 2.30% due 01/06/2020*	1,080,000	1,080,572
General Motors Co. Senior Notes 4.88% due 10/02/2023	1,200,000	1,288,940
General Motors Co. Senior Notes 5.15% due 04/01/2038	150,000	152,011
General Motors Financial Co., Inc. Company Guar. Notes 3.45% due 04/10/2022	205,000	208,961
General Motors Financial Co., Inc. Company Guar. Notes 3.50% due 11/07/2024	290,000	295,525
General Motors Financial Co., Inc. Company Guar. Notes 3.70% due 05/09/2023	284,000	291,238
General Motors Financial Co., Inc. Company Guar. Notes 3.95% due 04/13/2024	525,000	543,403
General Motors Financial Co., Inc. Company Guar. Notes 4.00% due 10/06/2026	1,466,000	1,496,936
General Motors Financial Co., Inc. Company Guar. Notes 4.30% due 07/13/2025	150,000	156,640
General Motors Financial Co., Inc. Company Guar. Notes 4.35% due 04/09/2025	1,785,000	1,874,871
Nissan Motor Acceptance Corp. Senior Notes 2.55% due 03/08/2021*	250,000	250,705
Volkswagen Group of America Finance LLC Company Guar. Notes 3.20% due 09/26/2026*	1,851,000	1,892,503

		9,698,159

Auto-Heavy Duty Trucks — 0.2%
Allison Transmission, Inc. Senior Notes 4.75% due 10/01/2027*	2,845,000	2,916,125

Banks-Commercial — 0.5%
BB&T Corp. Senior Notes 2.63% due 06/29/2020	250,000	251,056
Citizens Bank NA Senior Notes 3.70% due 03/29/2023	340,000	356,970
Citizens Financial Group, Inc. Senior Notes 2.38% due 07/28/2021	47,000	47,205
Citizens Financial Group, Inc. Sub. Notes 4.30% due 12/03/2025	94,000	101,336
Compass Bank Senior Notes 2.88% due 06/29/2022	4,211,000	4,280,768
Discover Bank Senior Notes 4.20% due 08/08/2023	475,000	507,093
Fifth Third Bank Senior Notes 2.88% due 10/01/2021	450,000	457,716
PNC Bank NA Senior Notes 3.10% due 10/25/2027	3,099,000	3,264,649
Regions Financial Corp. Senior Notes 2.75% due 08/14/2022	108,000	110,012
Regions Financial Corp. Senior Notes 3.80% due 08/14/2023	106,000	112,173
SunTrust Bank Sub. Notes 3.30% due 05/15/2026	200,000	209,284

		9,698,262

Banks-Fiduciary — 0.1%
Bank of New York Mellon Corp. Senior Notes 2.60% due 02/07/2022	100,000	101,488
Bank of New York Mellon Corp. Senior Notes 2.66% due 05/16/2023	120,000	121,735
Bank of New York Mellon Corp. Senior Notes 3.25% due 09/11/2024	720,000	759,701
Northern Trust Corp. Sub. Notes 3.38% due 05/08/2032	105,000	108,785
State Street Corp. Sub. Notes 3.10% due 05/15/2023	540,000	558,672

		1,650,381

Banks-Super Regional — 0.6%
Fifth Third Bancorp Senior Notes 3.95% due 03/14/2028	250,000	274,255
Huntington Bancshares, Inc. Senior Notes 2.30% due 01/14/2022	339,000	340,903
Huntington National Bank Senior Notes 2.88% due 08/20/2020	250,000	251,808
KeyCorp. Senior Notes 4.15% due 10/29/2025	75,000	82,423
KeyCorp. Senior Notes 5.10% due 03/24/2021	450,000	468,481
SunTrust Banks, Inc. Senior Notes 2.70% due 01/27/2022	102,000	103,391
SunTrust Banks, Inc. Senior Notes 2.90% due 03/03/2021	103,000	104,158
SunTrust Banks, Inc. Senior Notes 4.00% due 05/01/2025	53,000	57,600
US Bancorp Senior Notes 2.35% due 01/29/2021	300,000	301,917
US Bancorp Senior Notes 2.38% due 07/22/2026	400,000	404,899
Wells Fargo & Co. Senior Notes 3.07% due 01/24/2023	4,523,000	4,611,744
Wells Fargo & Co. Senior Notes 3.20% due 06/17/2027	640,000	663,047
Wells Fargo & Co. Senior Notes 3.30% due 09/09/2024	1,440,000	1,508,612
Wells Fargo & Co. Senior Notes 3.55% due 09/29/2025	200,000	212,072
Wells Fargo & Co. Sub. Notes 4.10% due 06/03/2026	544,000	585,339
Wells Fargo & Co. Sub. Notes 4.40% due 06/14/2046	131,000	148,534
Wells Fargo & Co. Sub. Notes 4.65% due 11/04/2044	450,000	530,088
Wells Fargo & Co. Sub. Notes 4.75% due 12/07/2046	144,000	171,998
Wells Fargo & Co. Sub. Notes 4.90% due 11/17/2045	112,000	135,519

		10,956,788

Beverages-Non-alcoholic — 0.0%
Dr. Pepper Snapple Group, Inc. Company Guar. Notes 3.13% due 12/15/2023	200,000	206,470
Dr. Pepper Snapple Group, Inc. Company Guar. Notes 3.43% due 06/15/2027	75,000	78,257
Keurig Dr Pepper, Inc. Company Guar. Notes 4.42% due 05/25/2025	112,000	122,793
Keurig Dr Pepper, Inc. Company Guar. Notes 4.99% due 05/25/2038	161,000	189,611

		597,131

Beverages-Wine/Spirits — 0.0%
Constellation Brands, Inc. Company Guar. Notes 4.40% due 11/15/2025	145,000	160,251
Constellation Brands, Inc. Company Guar. Notes 5.25% due 11/15/2048	85,000	104,916

		265,167

Brewery — 0.5%
Anheuser-Busch Cos LLC/Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.70% due 02/01/2036	1,440,000	1,672,009
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.90% due 02/01/2046	1,380,000	1,655,397
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.70% due 02/01/2024	1,244,000	1,327,141
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.63% due 02/01/2044	65,000	73,981

Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.38% due 04/15/2038	540,000	603,198
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.44% due 10/06/2048	405,000	454,595
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.75% due 01/23/2029	240,000	278,930
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.75% due 04/15/2058	325,000	382,213
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 5.45% due 01/23/2039	2,684,000	3,379,573

		9,827,037

Broadcast Services/Program — 0.3%
Discovery Communications LLC Company Guar. Notes 6.35% due 06/01/2040	350,000	427,024
Fox Corp. Senior Notes 4.71% due 01/25/2029*	4,001,000	4,552,122

		4,979,146

Building & Construction Products-Misc. — 0.1%
Standard Industries, Inc. Senior Notes 5.38% due 11/15/2024*	1,018,000	1,047,318
Standard Industries, Inc. Senior Notes 6.00% due 10/15/2025*	1,018,000	1,068,900

		2,116,218

Building Products-Cement — 0.3%
CRH America, Inc. Company Guar. Notes 5.13% due 05/18/2045*	200,000	233,436
Martin Marietta Materials, Inc. Senior Notes 3.45% due 06/01/2027	733,000	758,881
Martin Marietta Materials, Inc. Senior Notes 4.25% due 07/02/2024	3,569,000	3,846,842
Martin Marietta Materials, Inc. Senior Notes 4.25% due 12/15/2047	1,504,000	1,536,512

		6,375,671

Building Products-Wood — 0.2%
Masco Corp. Senior Notes 4.38% due 04/01/2026	2,400,000	2,604,767
Masco Corp. Senior Notes 6.50% due 08/15/2032	250,000	308,704

		2,913,471

Cable/Satellite TV — 0.9%
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.75% due 01/15/2024	42,000	43,037
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.80% due 03/01/2050	370,000	378,750
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.91% due 07/23/2025	2,451,000	2,700,463
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.38% due 04/01/2038	138,000	155,493
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.38% due 10/23/2035	714,000	877,850
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.83% due 10/23/2055	175,000	223,543
Comcast Corp. Company Guar. Notes 3.15% due 03/01/2026	338,000	356,671
Comcast Corp. Company Guar. Notes 3.20% due 07/15/2036	300,000	304,807
Comcast Corp. Senior Notes 3.25% due 11/01/2039	340,000	344,697
Comcast Corp. Company Guar. Notes 3.90% due 03/01/2038	273,000	299,285
Comcast Corp. Company Guar. Notes 3.95% due 10/15/2025	318,000	348,594
Comcast Corp. Company Guar. Notes 4.20% due 08/15/2034	630,000	727,927
Comcast Corp. Company Guar. Notes 4.60% due 10/15/2038	385,000	457,464
Comcast Corp. Company Guar. Notes 4.95% due 10/15/2058	485,000	626,491

Comcast Corp. Company Guar. Notes 6.50% due 11/15/2035	206,000	290,339
Cox Communications, Inc. Senior Notes 3.15% due 08/15/2024*	2,762,000	2,856,362
Cox Communications, Inc. Senior Notes 3.35% due 09/15/2026*	134,000	140,083
Cox Communications, Inc. Senior Notes 4.60% due 08/15/2047*	137,000	149,613
Cox Communications, Inc. Senior Notes 4.80% due 02/01/2035*	360,000	392,926
CSC Holdings LLC Company Guar. Notes 5.50% due 05/15/2026*	2,925,000	3,082,219
Time Warner Cable LLC Senior Sec. Notes 4.50% due 09/15/2042	2,877,000	2,879,397
Time Warner Cable LLC Senior Sec. Notes 5.50% due 09/01/2041	150,000	165,393

		17,801,404

Casino Hotels — 0.0%
Las Vegas Sands Corp. Senior Notes 3.50% due 08/18/2026	625,000	637,017

Cellular Telecom — 0.0%
Crown Castle Towers LLC Mtg. Notes 3.22% due 05/15/2042*	208,000	210,639

Chemicals-Diversified — 0.1%
Celanese US Holdings LLC Company Guar. Notes 3.50% due 05/08/2024	358,000	369,598
Dow Chemical Co. Senior Notes 3.00% due 11/15/2022	270,000	276,432
Dow Chemical Co. Senior Notes 4.13% due 11/15/2021	270,000	279,805
DowDuPont, Inc. Senior Notes 4.49% due 11/15/2025	330,000	365,188
DowDuPont, Inc. Senior Notes 5.32% due 11/15/2038	165,000	197,915

		1,488,938

Chemicals-Specialty — 0.0%
Albemarle Corp. Senior Notes 5.45% due 12/01/2044	150,000	176,914
Ecolab, Inc. Senior Notes 3.25% due 01/14/2023	154,000	159,926
International Flavors & Fragrances, Inc. Senior Notes 4.45% due 09/26/2028	135,000	149,859
International Flavors & Fragrances, Inc. Senior Notes 5.00% due 09/26/2048	143,000	165,847

		652,546

Coatings/Paint — 0.0%
Sherwin-Williams Co. Senior Notes 3.13% due 06/01/2024	103,000	106,847

Commercial Services-Finance — 0.0%
Global Payments, Inc. Senior Notes 4.15% due 08/15/2049	365,000	380,770

Computer Services — 0.1%
DXC Technology Co. Senior Notes 4.25% due 04/15/2024	129,000	134,772
IBM Credit LLC Senior Notes 3.00% due 02/06/2023	400,000	412,402
International Business Machines Corp. Senior Notes 3.30% due 05/15/2026	735,000	777,621
International Business Machines Corp. Senior Notes 3.50% due 05/15/2029	1,365,000	1,467,307

		2,792,102

Computers — 0.7%
Apple, Inc. Senior Notes 2.75% due 01/13/2025	400,000	414,865
Apple, Inc. Senior Notes 2.90% due 09/12/2027	3,086,000	3,229,804
Apple, Inc. Senior Notes 3.00% due 02/09/2024	469,000	490,302
Apple, Inc. Senior Notes 3.00% due 06/20/2027	300,000	317,107
Apple, Inc. Senior Notes 3.20% due 05/13/2025	288,000	306,775
Apple, Inc. Senior Notes 3.20% due 05/11/2027	171,000	182,071
Apple, Inc. Senior Notes 3.35% due 02/09/2027	352,000	377,739

Apple, Inc. Senior Notes 3.45% due 05/06/2024	186,000	198,434
Apple, Inc. Senior Notes 3.45% due 02/09/2045	519,000	550,445
Apple, Inc. Senior Notes 3.85% due 08/04/2046	362,000	408,305
Apple, Inc. Senior Notes 4.38% due 05/13/2045	1,451,000	1,755,981
Dell International LLC/EMC Corp. Senior Sec. Notes 5.30% due 10/01/2029*	4,508,000	4,980,366
Dell International LLC/EMC Corp. Senior Sec. Notes 6.02% due 06/15/2026*	590,000	673,413

		13,885,607

Containers-Paper/Plastic — 0.2%
Crown Americas LLC/Crown Americas Capital Corp. Company Guar. Notes 4.75% due 02/01/2026	3,115,000	3,268,569
WRKCo, Inc. Company Guar. Notes 3.75% due 03/15/2025	300,000	315,797
WRKCo., Inc. Company Guar. Notes 3.90% due 06/01/2028	45,000	48,235

		3,632,601

Cosmetics & Toiletries — 0.0%
Procter & Gamble Co. Senior Notes 2.70% due 02/02/2026	300,000	312,385
Unilever Capital Corp. Company Guar. Notes 3.38% due 03/22/2025	120,000	127,872

		440,257

Data Processing/Management — 0.2%
Fidelity National Information Services, Inc. Senior Notes 4.75% due 05/15/2048	856,000	1,024,845
Fiserv, Inc. Senior Notes 3.20% due 07/01/2026	180,000	188,068
Fiserv, Inc. Senior Notes 3.50% due 07/01/2029	1,760,000	1,861,767
Fiserv, Inc. Senior Notes 4.40% due 07/01/2049	175,000	195,989

		3,270,669

Diagnostic Equipment — 0.0%
Thermo Fisher Scientific, Inc. Senior Notes 4.15% due 02/01/2024	450,000	485,069

Distribution/Wholesale — 0.1%
KAR Auction Services, Inc. Company Guar. Notes 5.13% due 06/01/2025*	2,345,000	2,447,594
WW Grainger, Inc. Senior Notes 4.60% due 06/15/2045	104,000	124,117

		2,571,711

Diversified Banking Institutions — 3.4%
Bank of America Corp. Senior Notes 2.37% due 07/21/2021	365,000	365,861
Bank of America Corp. Senior Notes 2.50% due 10/21/2022	359,000	362,342
Bank of America Corp. Senior Notes 2.88% due 04/24/2023	630,000	640,854
Bank of America Corp. Senior Notes 3.09% due 10/01/2025	390,000	402,873
Bank of America Corp. Senior Notes 3.12% due 01/20/2023	144,000	147,004
Bank of America Corp. Senior Notes 3.25% due 10/21/2027	500,000	519,868
Bank of America Corp. Senior Notes 3.30% due 01/11/2023	2,916,000	3,023,251
Bank of America Corp. Senior Notes 3.37% due 01/23/2026	200,000	209,212
Bank of America Corp. Senior Notes 3.42% due 12/20/2028	3,566,000	3,732,580
Bank of America Corp. Senior Notes 3.50% due 05/17/2022	173,000	176,641
Bank of America Corp. Senior Notes 3.55% due 03/05/2024	400,000	416,595
Bank of America Corp. Senior Notes 3.71% due 04/24/2028	1,000,000	1,069,284
Bank of America Corp. Sub. Notes 3.95% due 04/21/2025	1,554,000	1,655,093
Bank of America Corp. Senior Notes 3.97% due 03/05/2029	2,482,000	2,702,112
Bank of America Corp. Sub. Notes 4.00% due 01/22/2025	292,000	311,453

Bank of America Corp. Senior Notes 4.08% due 04/23/2040	325,000	365,163
Bank of America Corp. Sub. Notes 4.25% due 10/22/2026	270,000	293,124
Bank of America Corp. Senior Notes 4.33% due 03/15/2050	325,000	386,109
Bank of America Corp. Senior Notes 4.44% due 01/20/2048	2,444,000	2,937,502
Bank of America Corp. Sub. Notes 4.45% due 03/03/2026	575,000	627,912
Citigroup, Inc. Senior Notes 2.75% due 04/25/2022	800,000	812,175
Citigroup, Inc. Senior Notes 3.20% due 10/21/2026	194,000	201,201
Citigroup, Inc. Senior Notes 3.40% due 05/01/2026	200,000	209,843
Citigroup, Inc. Senior Notes 3.67% due 07/24/2028	700,000	740,658
Citigroup, Inc. Sub. Notes 3.88% due 03/26/2025	600,000	634,179
Citigroup, Inc. Senior Notes 3.98% due 03/20/2030	600,000	654,062
Citigroup, Inc. Sub. Notes 4.30% due 11/20/2026	540,000	585,055
Citigroup, Inc. Sub. Notes 4.40% due 06/10/2025	190,000	205,843
Citigroup, Inc. Sub. Notes 4.45% due 09/29/2027	53,000	58,310
Citigroup, Inc. Senior Notes 4.65% due 07/23/2048	310,000	382,362
Citigroup, Inc. Sub. Notes 4.75% due 05/18/2046	300,000	352,606
Goldman Sachs Group, Inc. Senior Notes 2.35% due 11/15/2021	1,982,000	1,989,218
Goldman Sachs Group, Inc. Senior Notes 2.88% due 10/31/2022	1,800,000	1,824,588
Goldman Sachs Group, Inc. Senior Notes 2.91% due 06/05/2023	450,000	457,462
Goldman Sachs Group, Inc. Senior Notes 3.27% due 09/29/2025	484,000	500,424
Goldman Sachs Group, Inc. Senior Notes 3.63% due 01/22/2023	1,399,000	1,462,373
Goldman Sachs Group, Inc. Senior Notes 3.69% due 06/05/2028	698,000	737,167
Goldman Sachs Group, Inc. Senior Notes 3.85% due 01/26/2027	898,000	955,570
Goldman Sachs Group, Inc. Senior Notes 4.41% due 04/23/2039	930,000	1,050,472
Goldman Sachs Group, Inc. Senior Notes 4.80% due 07/08/2044	310,000	376,948
Goldman Sachs Group, Inc. Senior Notes 5.38% due 03/15/2020	601,000	608,374
JPMorgan Chase & Co. Senior Notes 3.13% due 01/23/2025	4,250,000	4,417,447
JPMorgan Chase & Co. Senior Notes 3.51% due 01/23/2029	4,017,000	4,240,953
JPMorgan Chase & Co. Senior Notes 4.01% due 04/23/2029	5,133,000	5,605,385
JPMorgan Chase & Co. Senior Notes 4.20% due 07/23/2029	2,262,000	2,514,987
Morgan Stanley Senior Notes 2.63% due 11/17/2021	330,000	333,745
Morgan Stanley Senior Notes 3.13% due 07/27/2026	236,000	245,083
Morgan Stanley Senior Notes 3.59% due 07/22/2028	533,000	562,480
Morgan Stanley Senior Notes 3.63% due 01/20/2027	457,000	487,334
Morgan Stanley Senior Notes 3.77% due 01/24/2029	278,000	297,992
Morgan Stanley Senior Notes 3.88% due 01/27/2026	3,445,000	3,720,922
Morgan Stanley Senior Notes 4.00% due 07/23/2025	928,000	1,006,419
Morgan Stanley Sub. Notes 4.10% due 05/22/2023	300,000	317,672

Morgan Stanley Senior Notes 4.30% due 01/27/2045	1,275,000	1,482,572
Morgan Stanley Sub. Notes 4.35% due 09/08/2026	75,000	81,685
Morgan Stanley Senior Notes 4.46% due 04/22/2039	300,000	348,205
Morgan Stanley Sub. Notes 5.00% due 11/24/2025	228,000	256,303
Morgan Stanley Senior Notes 5.50% due 07/28/2021	2,340,000	2,475,777
Morgan Stanley Senior Notes 5.75% due 01/25/2021	1,440,000	1,504,972

		65,043,656

Diversified Manufacturing Operations — 0.1%
Eaton Corp. Company Guar. Notes 5.80% due 03/15/2037	300,000	384,004
General Electric Capital Corp. Senior Notes 4.65% due 10/17/2021	129,000	134,599
General Electric Co. Senior Notes 5.55% due 01/05/2026	200,000	227,349
Parker-Hannifin Corp. Senior Notes 3.30% due 11/21/2024	180,000	188,566
Parker-Hannifin Corp. Senior Notes 4.10% due 03/01/2047	63,000	69,228
Parker-Hannifin Corp. Senior Notes 4.45% due 11/21/2044	180,000	200,461

		1,204,207

E-Commerce/Products — 0.0%
Amazon.com, Inc. Senior Notes 3.88% due 08/22/2037	400,000	454,824
Amazon.com, Inc. Senior Notes 4.80% due 12/05/2034	130,000	162,294

		617,118

E-Commerce/Services — 0.2%
Priceline Group, Inc. Senior Notes 2.75% due 03/15/2023	862,000	883,348
Priceline Group, Inc. Senior Notes 3.55% due 03/15/2028	300,000	323,174
Priceline Group, Inc. Senior Notes 3.65% due 03/15/2025	2,307,000	2,472,802

		3,679,324

Electric-Distribution — 0.1%
Commonwealth Edison Co. 1st Mtg. Notes 3.65% due 06/15/2046	121,000	132,060
Connecticut Light & Power Co. 1st Mtg. Notes 4.00% due 04/01/2048	153,000	179,864
Entergy Louisiana LLC Collateral Trust Bonds 3.05% due 06/01/2031	145,000	150,400
Mid-Atlantic Interstate Transmission LLC Senior Notes 4.10% due 05/15/2028*	140,000	154,255
National Rural Utilities Cooperative Finance Corp. Senior Sec. Notes 2.95% due 02/07/2024	87,000	90,040
New England Power Co. Senior Notes 3.80% due 12/05/2047*	140,000	151,920
New York State Electric & Gas Corp. Senior Notes 3.25% due 12/01/2026*	113,000	118,514

		977,053

Electric-Generation — 0.0%
Tri-State Generation & Transmission Association, Inc. 1st Mtg. Notes 4.25% due 06/01/2046	103,000	114,750

Electric-Integrated — 1.0%
Alabama Power Co. Senior Notes 3.75% due 03/01/2045	50,000	53,814
Alabama Power Co. Senior Notes 4.10% due 01/15/2042	63,000	68,645
Alabama Power Co. Senior Notes 5.70% due 02/15/2033	100,000	129,780
Baltimore Gas & Electric Co. Senior Notes 2.80% due 08/15/2022	450,000	459,187
Baltimore Gas & Electric Co. Senior Notes 3.20% due 09/15/2049	230,000	228,567

Berkshire Hathaway Energy Co. Senior Notes 3.50% due 02/01/2025	180,000	191,351
Berkshire Hathaway Energy Co. Senior Notes 6.13% due 04/01/2036	176,000	244,654
Cleveland Electric Illuminating Co. Senior Notes 3.50% due 04/01/2028*	286,000	300,725
Cleveland Electric Illuminating Co. Senior Notes 5.95% due 12/15/2036	100,000	127,985
CMS Energy Corp. Senior Notes 2.95% due 02/15/2027	116,000	117,819
CMS Energy Corp. Senior Notes 3.88% due 03/01/2024	400,000	421,788
Delmarva Power & Light Co. 1st Mtg. Bonds 4.15% due 05/15/2045	190,000	213,606
Dominion Resources, Inc. Senior Notes 2.75% due 09/15/2022	129,000	131,211
Dominion Resources, Inc. Senior Notes 3.90% due 10/01/2025	689,000	740,927
DTE Electric Co. General Refunding Mtg. 3.70% due 03/15/2045	111,000	123,235
Duke Energy Carolinas LLC Company Guar. Notes 6.00% due 12/01/2028	200,000	252,992
Duke Energy Corp. Senior Notes 3.40% due 06/15/2029	168,000	177,842
Duke Energy Corp. Senior Notes 3.75% due 04/15/2024	180,000	191,262
Duke Energy Corp. Senior Notes 3.75% due 09/01/2046	200,000	207,017
Duke Energy Indiana LLC 1st Mtg. Notes 3.75% due 05/15/2046	250,000	268,559
Duke Energy Indiana LLC Senior Notes 6.12% due 10/15/2035	100,000	134,315
Duke Energy Ohio, Inc. 1st Mtg. Notes 3.70% due 06/15/2046	133,000	143,789
Duke Energy Progress LLC 1st Mtg. Notes 3.25% due 08/15/2025	254,000	270,206
Duke Energy Progress LLC 1st Mtg. Notes 4.15% due 12/01/2044	180,000	206,155
Duquesne Light Holdings, Inc. Senior Notes 3.62% due 08/01/2027*	400,000	406,227
Edison International Senior Notes 5.75% due 06/15/2027	200,000	216,729
Entergy Arkansas, Inc. 1st Mtg. Bonds 3.50% due 04/01/2026	88,000	93,625
Entergy Mississippi, Inc. 1st Mtg. Notes 2.85% due 06/01/2028	124,000	128,186
Evergy, Inc. Senior Notes 2.90% due 09/15/2029	450,000	452,490
Exelon Corp. Junior Sub. Notes 3.50% due 06/01/2022	661,000	680,202
Exelon Generation Co. LLC Senior Notes 3.40% due 03/15/2022	266,000	273,265
Exelon Generation Co. LLC Senior Notes 4.25% due 06/15/2022	216,000	226,359
FirstEnergy Corp. Senior Notes 4.85% due 07/15/2047	3,385,000	4,064,938
Florida Power & Light Co. 1st Mtg. Notes 3.25% due 06/01/2024	450,000	472,361
Jersey Central Power & Light Co. Senior Notes 4.30% due 01/15/2026*	245,000	268,146
Jersey Central Power & Light Co. Senior Notes 6.15% due 06/01/2037	100,000	130,721
Kansas City Power & Light Co. Senior Notes 4.20% due 03/15/2048	100,000	116,519
Massachusetts Electric Co. Notes 4.00% due 08/15/2046*	241,000	266,432
MidAmerican Energy Co. 1st Mtg. Notes 3.50% due 10/15/2024	686,000	731,726
Nevada Power Co. General Refunding Mtg. 5.38% due 09/15/2040	96,000	119,586
Niagara Mohawk Power Corp. Senior Notes 3.51% due 10/01/2024*	360,000	380,659
Northern States Power Co. 1st Mtg. Bonds 2.90% due 03/01/2050	320,000	311,273
Pepco Holdings LLC Senior Notes 7.45% due 08/15/2032	119,000	163,523
PPL Capital Funding, Inc. Company Guar. Notes 5.00% due 03/15/2044	1,100,000	1,295,744

PPL Electric Utilities Corp. 1st Mtg. Bonds 4.13% due 06/15/2044	270,000	309,752
Progress Energy, Inc. Senior Notes 7.00% due 10/30/2031	150,000	207,287
Public Service Co. of Colorado 1st Mtg. Bonds 3.55% due 06/15/2046	53,000	55,891
Public Service Co. of Oklahoma Senior Notes Series G 6.63% due 11/15/2037	450,000	628,098
Public Service Electric & Gas Co. 1st Mtg. Notes 2.25% due 09/15/2026	70,000	69,906
Public Service Electric & Gas Co. 1st Mtg. Notes 3.00% due 05/15/2025	208,000	217,258
Public Service Electric & Gas Co. 1st Mtg. Notes 5.70% due 12/01/2036	100,000	131,852
Southern California Edison Co. 1st Mtg. Notes 3.65% due 03/01/2028	200,000	211,653
Southern California Edison Co. 1st Mtg. Notes 4.05% due 03/15/2042	350,000	366,613
Southern California Edison Co. 1st Mtg. Notes 5.55% due 01/15/2036	100,000	117,740
Southern Co. Senior Notes 3.25% due 07/01/2026	91,000	94,993
Southwestern Electric Power Co. Senior Notes Class J 3.90% due 04/01/2045	110,000	116,634
Southwestern Public Service Co. 1st Mtg. Notes 4.50% due 08/15/2041	100,000	118,490
Virginia Electric & Power Co. Senior Notes 3.80% due 04/01/2028	120,000	132,088
Virginia Electric & Power Co. Senior Notes 4.45% due 02/15/2044	180,000	212,850
Wisconsin Electric Power Co. Senior Notes 3.10% due 06/01/2025	110,000	114,867
Wisconsin Energy Corp. Senior Notes 3.55% due 06/15/2025	231,000	246,773
Xcel Energy, Inc. Senior Notes 2.40% due 03/15/2021	100,000	100,561
Xcel Energy, Inc. Senior Notes 3.35% due 12/01/2026	220,000	232,056

		19,889,504

Electric-Transmission — 0.1%
AEP Transmission Co. LLC Senior Notes 3.10% due 12/01/2026	972,000	1,016,390
AEP Transmission Co. LLC Senior Notes 3.15% due 09/15/2049	95,000	95,215
ITC Holdings Corp. Senior Notes 2.70% due 11/15/2022	350,000	355,314
Pennsylvania Electric Co. Senior Notes 3.25% due 03/15/2028*	75,000	77,796

		1,544,715

Electronic Components-Semiconductors — 0.6%
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.63% due 01/15/2024	482,000	496,221
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.88% due 01/15/2027	4,088,000	4,128,051
Broadcom, Inc. Company Guar. Notes 3.63% due 10/15/2024*	3,828,000	3,932,911
Broadcom, Inc. Company Guar. Notes 4.75% due 04/15/2029*	3,210,000	3,402,559

		11,959,742

Electronic Parts Distribution — 0.0%
Arrow Electronics, Inc. Senior Notes 3.25% due 09/08/2024	44,000	44,819
Arrow Electronics, Inc. Senior Notes 3.50% due 04/01/2022	200,000	203,906
Arrow Electronics, Inc. Senior Notes 3.88% due 01/12/2028	133,000	137,501

		386,226

Enterprise Software/Service — 0.2%
Oracle Corp. Senior Notes 2.40% due 09/15/2023	122,000	123,673
Oracle Corp. Senior Notes 2.50% due 05/15/2022	361,000	366,604
Oracle Corp. Senior Notes 2.50% due 10/15/2022	450,000	458,186

Oracle Corp. Senior Notes 2.95% due 11/15/2024	400,000	416,547
Oracle Corp. Senior Notes 2.95% due 05/15/2025	600,000	624,110
Oracle Corp. Senior Notes 3.80% due 11/15/2037	200,000	220,085
Oracle Corp. Senior Notes 3.90% due 05/15/2035	100,000	111,594
Oracle Corp. Senior Notes 4.30% due 07/08/2034	690,000	808,603
Oracle Corp. Senior Notes 4.38% due 05/15/2055	200,000	238,291

		3,367,693

Finance-Consumer Loans — 0.0%
Synchrony Financial Senior Notes 3.70% due 08/04/2026	200,000	206,210

Finance-Credit Card — 0.3%
American Express Credit Corp. Senior Notes 2.38% due 05/26/2020	663,000	664,602
Capital One Financial Corp. Senior Notes 3.20% due 02/05/2025	105,000	108,689
Capital One Financial Corp. Senior Notes 3.75% due 04/24/2024	1,065,000	1,125,428
Capital One Financial Corp. Sub. Notes 3.75% due 07/28/2026	240,000	253,258
Capital One Financial Corp. Senior Notes 3.75% due 03/09/2027	1,539,000	1,634,787
Capital One Financial Corp. Senior Notes 3.80% due 01/31/2028	1,034,000	1,100,320
Capital One Financial Corp. Sub. Notes 4.20% due 10/29/2025	100,000	107,806
Western Union Co. Senior Notes 3.60% due 03/15/2022	300,000	309,073

		5,303,963

Finance-Investment Banker/Broker — 0.7%
Charles Schwab Corp. Senior Notes 3.20% due 03/02/2027	3,608,000	3,787,306
E*TRADE Financial Corp. Senior Notes 2.95% due 08/24/2022	523,000	532,807
E*TRADE Financial Corp. Senior Notes 3.80% due 08/24/2027	4,193,000	4,373,555
E*TRADE Financial Corp. Senior Notes 4.50% due 06/20/2028	1,523,000	1,660,313
TD Ameritrade Holding Corp. Senior Notes 2.95% due 04/01/2022	1,496,000	1,529,089
TD Ameritrade Holding Corp. Senior Notes 3.30% due 04/01/2027	1,148,000	1,209,755

		13,092,825

Finance-Leasing Companies — 0.1%
Air Lease Corp. Senior Notes 3.25% due 03/01/2025	194,000	199,369
Air Lease Corp. Senior Notes 3.25% due 10/01/2029	775,000	769,254
Air Lease Corp. Senior Notes 3.75% due 06/01/2026	460,000	483,228
International Lease Finance Corp. Senior Notes 5.88% due 08/15/2022	150,000	164,446
International Lease Finance Corp. Senior Notes 8.63% due 01/15/2022	500,000	567,585

		2,183,882

Finance-Other Services — 0.3%
CME Group, Inc. Senior Notes 3.00% due 03/15/2025	291,000	305,940
GTP Acquisition Partners I LLC Sec. Notes 2.35% due 06/15/2045*	155,000	155,054
GTP Acquisition Partners I LLC Sec. Notes 3.48% due 06/15/2050*	171,000	177,736
Intercontinental Exchange, Inc. Company Guar. Notes 3.10% due 09/15/2027	2,993,000	3,146,161
Intercontinental Exchange, Inc. Senior Notes 3.75% due 09/21/2028	1,520,000	1,659,886

		5,444,777

Food-Confectionery — 0.1%
WM Wrigley Jr. Co. Senior Notes 3.38% due 10/21/2020*	1,179,000	1,194,615

Food-Meat Products — 0.0%
Tyson Foods, Inc. Senior Notes 3.95% due 08/15/2024	200,000	214,643

Food-Misc./Diversified — 0.2%
Conagra Brands, Inc. Senior Notes 4.60% due 11/01/2025	1,990,000	2,208,187
Conagra Brands, Inc. Senior Notes 5.30% due 11/01/2038	305,000	357,733
General Mills, Inc. Senior Notes 4.00% due 04/17/2025	225,000	244,085
General Mills, Inc. Senior Notes 4.55% due 04/17/2038	55,000	63,213
Kellogg Co. Senior Notes 3.40% due 11/15/2027	143,000	150,395
Kraft Heinz Foods Co. Company Guar. Notes 2.80% due 07/02/2020	87,000	87,228
Kraft Heinz Foods Co. Company Guar. Notes 5.00% due 07/15/2035	580,000	630,141
McCormick & Co., Inc. Senior Notes 3.15% due 08/15/2024	119,000	124,392
McCormick & Co., Inc. Senior Notes 3.40% due 08/15/2027	132,000	138,637

		4,004,011

Food-Retail — 0.0%
The Kroger Co. Senior Notes 4.00% due 02/01/2024	540,000	577,285

Gas-Distribution — 0.5%
AGL Capital Corp. Company Guar. Notes 3.25% due 06/15/2026	85,000	87,513
Atmos Energy Corp. Senior Notes 4.13% due 10/15/2044	270,000	313,840
Boston Gas Co. Senior Notes 3.15% due 08/01/2027*	3,603,000	3,760,625
Brooklyn Union Gas Co. Senior Notes 4.27% due 03/15/2048*	250,000	292,008
CenterPoint Energy Resources Corp. Senior Notes 4.50% due 01/15/2021	540,000	552,621
KeySpan Gas East Corp. Notes 2.74% due 08/15/2026*	3,186,000	3,233,863
NiSource, Inc. Senior Notes 2.95% due 09/01/2029	245,000	247,348
NiSource, Inc. Senior Notes 6.25% due 12/15/2040	330,000	431,602
Southern Co. Gas Capital Corp. Company Guar. Notes 2.45% due 10/01/2023	58,000	58,457
Southern Co. Gas Capital Corp. Company Guar. Notes 3.95% due 10/01/2046	71,000	74,915

		9,052,792

Gold Mining — 0.0%
Newmont Goldcorp Corp. Senior Notes 2.80% due 10/01/2029	235,000	232,185

Independent Power Producers — 0.0%
NRG Energy, Inc. Senior Sec. Notes 4.45% due 06/15/2029*	300,000	318,182

Insurance Brokers — 0.5%
Aon Corp. Company Guar. Notes 3.75% due 05/02/2029	3,568,000	3,854,771
Marsh & McLennan Cos., Inc. Senior Notes 2.35% due 03/06/2020	294,000	294,245
Marsh & McLennan Cos., Inc. Senior Notes 4.20% due 03/01/2048	4,172,000	4,717,517
Marsh & McLennan Cos., Inc. Senior Notes 4.38% due 03/15/2029	878,000	1,001,789

		9,868,322

Insurance-Life/Health — 0.3%
Athene Global Funding Sec. Notes 2.75% due 04/20/2020*	352,000	353,209
Athene Global Funding Sec.Notes 2.75% due 06/25/2024*	180,000	181,962
Athene Global Funding Sec. Notes 4.00% due 01/25/2022*	221,000	229,159
Jackson National Life Global Funding Senior Sec. Notes 3.25% due 01/30/2024*	172,000	179,022
Lincoln National Corp. Senior Notes 3.05% due 01/15/2030	300,000	303,047
Lincoln National Corp. Senior Notes 3.80% due 03/01/2028	712,000	763,131
Lincoln National Corp. Senior Notes 4.20% due 03/15/2022	450,000	471,046
Pacific Life Insurance Co. Sub. Notes 4.30% due 10/24/2067*	249,000	261,071
Principal Financial Group, Inc. Company Guar. Notes 3.13% due 05/15/2023	100,000	103,224

Principal Financial Group, Inc. Company Guar. Notes 3.40% due 05/15/2025	2,490,000	2,617,946
Prudential Insurance Co. of America Sub. Notes 8.30% due 07/01/2025*	200,000	257,909
Reliance Standard Life Global Funding II Sec. Notes 3.85% due 09/19/2023*	505,000	532,831
Teachers Insurance & Annuity Association of America Sub. Notes 4.27% due 05/15/2047*	200,000	231,529

		6,485,086

Insurance-Multi-line — 0.2%
American Financial Group, Inc. Senior Notes 3.50% due 08/15/2026	300,000	311,253
Assurant, Inc. Senior Notes 4.20% due 09/27/2023	305,000	318,828
Guardian Life Insurance Co. of America Sub. Notes 4.85% due 01/24/2077*	63,000	80,107
Hartford Financial Services Group, Inc. Senior Notes 2.80% due 08/19/2029	2,747,000	2,759,737
Hartford Financial Services Group, Inc. Senior Notes 4.30% due 04/15/2043	260,000	294,260
Metropolitan Life Global Funding I Senior Sec. Notes 3.00% due 01/10/2023*	326,000	335,466

		4,099,651

Insurance-Mutual — 0.1%
Liberty Mutual Group, Inc. Company Guar. Notes 4.25% due 06/15/2023*	100,000	106,135
Liberty Mutual Group, Inc. Company Guar. Notes 4.57% due 02/01/2029*	350,000	395,514
Massachusetts Mutual Life Insurance Co. Sub. Notes 3.73% due 10/15/2070*	466,000	461,291
New York Life Global Funding Sec. Notes 3.00% due 01/10/2028*	162,000	169,635
New York Life Insurance Co. Sub. Notes 4.45% due 05/15/2069*	305,000	362,806

		1,495,381

Insurance-Property/Casualty — 0.1%
ACE INA Holdings, Inc. Company Guar. Notes 3.35% due 05/15/2024	630,000	665,441
ACE INA Holdings, Inc. Company Guar. Notes 3.35% due 05/03/2026	50,000	53,758
OneBeacon US Holdings, Inc. Company Guar. Notes 4.60% due 11/09/2022	300,000	316,432

		1,035,631

Internet Content-Entertainment — 0.2%
Netflix, Inc. Senior Notes 4.88% due 04/15/2028	3,046,000	3,147,401

Investment Management/Advisor Services — 0.2%
Blackstone Holdings Finance Co. LLC Company Guar. Notes 4.45% due 07/15/2045*	110,000	126,141
Raymond James Financial, Inc. Senior Notes 4.95% due 07/15/2046	3,045,000	3,689,197

		3,815,338

Machinery-Construction & Mining — 0.1%
Caterpillar Financial Services Corp. Senior Notes 2.75% due 08/20/2021	720,000	730,011
Caterpillar Financial Services Corp. Senior Notes 3.25% due 12/01/2024	180,000	190,101
Caterpillar, Inc. Senior Notes 6.05% due 08/15/2036	100,000	137,477

		1,057,589

Machinery-Farming — 0.1%
CNH Industrial Capital LLC Company Guar. Notes 4.20% due 01/15/2024	539,000	575,105
John Deere Capital Corp. Senior Notes 2.25% due 09/14/2026	270,000	270,657
John Deere Capital Corp. Senior Notes 3.35% due 06/12/2024	504,000	534,153

		1,379,915

Machinery-General Industrial — 0.2%
Roper Technologies, Inc. Senior Notes 3.00% due 12/15/2020	62,000	62,650
Wabtec Corp. Company Guar. Notes 4.95% due 09/15/2028	3,564,000	3,933,622

		3,996,272

Machinery-Pumps — 0.0%
Xylem, Inc. Senior Notes 3.25% due 11/01/2026	49,000	50,678

Medical Instruments — 0.2%
Alcon Finance Corp. Company Guar. Notes 2.75% due 09/23/2026*	964,000	984,180
Alcon Finance Corp. Company Guar. Notes 3.00% due 09/23/2029*	1,740,000	1,775,771
Boston Scientific Corp. Senior Notes 3.75% due 03/01/2026	500,000	539,487
Boston Scientific Corp. Senior Notes 4.00% due 03/01/2029	875,000	974,194
Boston Scientific Corp. Senior Notes 4.55% due 03/01/2039	200,000	236,134
Medtronic, Inc. Company Guar. Notes 4.38% due 03/15/2035	181,000	215,998

		4,725,764

Medical Labs & Testing Services — 0.2%
Laboratory Corp. of America Holdings Senior Notes 3.20% due 02/01/2022	203,000	207,484
Laboratory Corp. of America Holdings Senior Notes 4.70% due 02/01/2045	3,046,000	3,399,013
Quest Diagnostics, Inc. Senior Notes 3.45% due 06/01/2026	56,000	58,826

		3,665,323

Medical Products — 0.3%
Abbott Laboratories Senior Notes 3.40% due 11/30/2023	1,147,000	1,209,981
Abbott Laboratories Senior Notes 4.90% due 11/30/2046	3,136,000	4,007,635
Becton Dickinson and Co. Senior Notes 3.73% due 12/15/2024	84,000	89,754
Zimmer Biomet Holdings, Inc. Senior Notes 3.70% due 03/19/2023	97,000	101,496

		5,408,866

Medical-Biomedical/Gene — 0.0%
Baxalta, Inc. Company Guar. Notes 3.60% due 06/23/2022	29,000	29,796
Baxalta, Inc. Company Guar. Notes 5.25% due 06/23/2045	14,000	18,070
Celgene Corp. Senior Notes 3.90% due 02/20/2028	325,000	357,070
Celgene Corp. Senior Notes 4.55% due 02/20/2048	155,000	188,363
Celgene Corp. Senior Notes 5.70% due 10/15/2040	114,000	146,429

		739,728

Medical-Drugs — 0.2%
AbbVie, Inc. Senior Notes 4.40% due 11/06/2042	275,000	284,939
AbbVie, Inc. Senior Notes 4.50% due 05/14/2035	420,000	455,779
Allergan, Inc. Company Guar. Notes 2.80% due 03/15/2023	300,000	303,454
Allergan, Inc. Company Guar. Notes 3.38% due 09/15/2020	138,000	139,491
Bristol-Myers Squibb Co. Senior Notes 3.20% due 06/15/2026*	358,000	380,214
Bristol-Myers Squibb Co. Senior Notes 3.40% due 07/26/2029*	386,000	415,176
Bristol-Myers Squibb Co. Senior Notes 4.13% due 06/15/2039*	241,000	274,570
Eli Lilly & Co. Senior Notes 4.15% due 03/15/2059	230,000	275,202
Johnson & Johnson Senior Notes 3.40% due 01/15/2038	309,000	333,868
Johnson & Johnson Senior Notes 4.38% due 12/05/2033	46,000	55,733
Pfizer, Inc. Senior Notes 3.90% due 03/15/2039	480,000	548,814

		3,467,240

Medical-HMO — 0.3%
Anthem, Inc. Senior Notes 3.50% due 08/15/2024	540,000	567,994
Anthem, Inc. Senior Notes 4.10% due 03/01/2028	105,000	114,177
Magellan Health, Inc. Senior Notes 4.90% due 09/22/2024	400,000	397,000
UnitedHealth Group, Inc. Senior Bonds 2.38% due 10/15/2022	3,551,000	3,596,585

UnitedHealth Group, Inc. Senior Notes 3.10% due 03/15/2026	201,000	209,602
UnitedHealth Group, Inc. Senior Notes 3.50% due 08/15/2039	420,000	439,010
UnitedHealth Group, Inc. Senior Notes 4.63% due 07/15/2035	260,000	314,939
WellPoint, Inc. Senior Notes 4.65% due 08/15/2044	180,000	198,269

		5,837,576

Medical-Hospitals — 0.8%
Hackensack Meridian Health, Inc. Sec. Notes 4.21% due 07/01/2048	1,583,000	1,855,978
Hackensack Meridian Health, Inc. Senior Notes 4.50% due 07/01/2057	2,009,000	2,460,014
HCA, Inc. Senior Sec. Notes 4.13% due 06/15/2029	2,262,000	2,396,374
HCA, Inc. Senior Sec. Notes 5.13% due 06/15/2039	335,000	367,923
HCA, Inc. Senior Sec. Notes 5.25% due 06/15/2026	1,552,000	1,736,732
HCA, Inc. Company Guar. Notes 5.63% due 09/01/2028	3,405,000	3,826,369
Northwell Healthcare, Inc. Sec. Notes 3.98% due 11/01/2046	594,000	636,701
Northwell Healthcare, Inc. Sec. Notes 4.26% due 11/01/2047	1,720,000	1,903,288
Providence St Joseph Health Obligated Group Notes 2.75% due 10/01/2026	84,000	85,986
Texas Health Resources Sec. Notes 4.33% due 11/15/2055	400,000	487,599

		15,756,964

Metal Processors & Fabrication — 0.0%
Precision Castparts Corp. Senior Notes 3.25% due 06/15/2025	160,000	169,364
Precision Castparts Corp. Senior Notes 4.20% due 06/15/2035	150,000	166,836
Precision Castparts Corp. Senior Notes 4.38% due 06/15/2045	100,000	118,564

		454,764

Metal-Aluminum — 0.1%
Novelis Corp. Company Guar. Notes 5.88% due 09/30/2026*	2,345,000	2,462,484

Metal-Copper — 0.1%
Freeport-McMoRan, Inc. Company Guar. Notes 5.40% due 11/14/2034	2,490,000	2,430,862

Metal-Diversified — 0.1%
Glencore Funding LLC Company Guar. Notes 4.13% due 05/30/2023*	1,114,000	1,166,372

Multimedia — 0.1%
NBCUniversal Media LLC Company Guar. Notes 2.88% due 01/15/2023	900,000	927,877
Viacom, Inc. Senior Notes 3.88% due 04/01/2024	112,000	117,746
Walt Disney Co. Company Guar. Notes 3.70% due 10/15/2025*	540,000	587,309

		1,632,932

Non-Hazardous Waste Disposal — 0.1%
Republic Services, Inc. Senior Notes 3.95% due 05/15/2028	1,322,000	1,469,970
Republic Services, Inc. Senior Notes 5.00% due 03/01/2020	450,000	454,316
Waste Management, Inc. Company Guar. Notes 3.45% due 06/15/2029	195,000	211,159

		2,135,445

Oil Companies-Exploration & Production — 0.2%
Apache Corp. Senior Notes 5.10% due 09/01/2040	550,000	525,238
ConocoPhillips Co. Company Guar. Notes 4.95% due 03/15/2026	225,000	258,861
EOG Resources, Inc. Senior Notes 4.15% due 01/15/2026	100,000	110,607
EQT Corp. Senior Notes 3.90% due 10/01/2027	201,000	179,121
Marathon Oil Corp. Senior Notes 2.80% due 11/01/2022	200,000	202,447
Noble Energy, Inc. Senior Notes 3.25% due 10/15/2029	280,000	278,590

Noble Energy, Inc. Senior Notes 5.05% due 11/15/2044	130,000	137,520
Noble Energy, Inc. Senior Notes 6.00% due 03/01/2041	180,000	208,542
Occidental Petroleum Corp. Senior Notes 3.00% due 02/15/2027	111,000	110,059
Occidental Petroleum Corp. Senior Notes 3.50% due 08/15/2029	555,000	562,365
Occidental Petroleum Corp. Senior Notes 4.63% due 06/15/2045	53,000	54,216
Occidental Petroleum Corp. Senior Notes 7.15% due 05/15/2028	308,000	381,656

		3,009,222

Oil Companies-Integrated — 0.1%
BP Capital Markets America, Inc. Company Guar. Notes 3.02% due 01/16/2027	300,000	311,395
BP Capital Markets America, Inc. Company Guar. Notes 3.22% due 04/14/2024	400,000	417,724
Chevron Corp. Senior Notes 2.90% due 03/03/2024	215,000	223,845
Eni USA, Inc. Company Guar. Notes 7.30% due 11/15/2027	200,000	258,586
Exxon Mobil Corp. Senior Notes 3.00% due 08/16/2039	410,000	415,487
Exxon Mobil Corp. Senior Notes 3.10% due 08/16/2049	510,000	519,440
Exxon Mobil Corp. Senior Notes 4.11% due 03/01/2046	183,000	218,193

		2,364,670

Oil Refining & Marketing — 0.2%
Marathon Petroleum Corp. Senior Notes 4.75% due 09/15/2044	2,160,000	2,370,120
Marathon Petroleum Corp. Senior Notes 5.85% due 12/15/2045	1,070,000	1,228,748
Phillips 66 Company Guar. Notes 3.90% due 03/15/2028	70,000	75,852
Phillips 66 Company Guar. Notes 4.30% due 04/01/2022	500,000	528,274

		4,202,994

Oil-Field Services — 0.0%
Baker Hughes a GE Co., LLC Senior Notes 5.13% due 09/15/2040	150,000	171,549
Halliburton Co. Senior Notes 3.80% due 11/15/2025	350,000	368,703
Halliburton Co. Senior Notes 4.85% due 11/15/2035	85,000	94,424
Schlumberger Holdings Corp. Senior Notes 3.90% due 05/17/2028*	227,000	239,843

		874,519

Paper & Related Products — 0.0%
International Paper Co. Senior Notes 3.00% due 02/15/2027	214,000	219,076
International Paper Co. Senior Notes 7.30% due 11/15/2039	100,000	137,155
International Paper Co. Senior Notes 8.70% due 06/15/2038	100,000	148,063

		504,294

Pharmacy Services — 0.4%
Cigna Corp. Company Guar. Notes 3.75% due 07/15/2023	4,028,000	4,219,487
CVS Health Corp. Senior Notes 3.25% due 08/15/2029	410,000	414,239
CVS Health Corp. Senior Notes 4.30% due 03/25/2028	339,000	368,709
CVS Health Corp. Senior Notes 4.78% due 03/25/2038	845,000	937,878
CVS Health Corp. Senior Notes 5.05% due 03/25/2048	619,000	713,478
CVS Pass-Through Trust Pass-Through Certs. 7.51% due 01/10/2032*	218,301	270,507
CVS Pass-Through Trust Pass-Through Certs. 8.35% due 07/10/2031*	293,839	376,145

		7,300,443

Pipelines — 1.4%
Boardwalk Pipelines LP Company Guar. Notes 4.80% due 05/03/2029	200,000	212,605
Buckeye Partners LP Senior Notes 3.95% due 12/01/2026	28,000	25,877
Buckeye Partners LP Senior Notes 4.88% due 02/01/2021	250,000	254,092

Buckeye Partners LP Senior Notes 5.85% due 11/15/2043	260,000	224,849
Enable Midstream Partners LP Senior Notes 4.15% due 09/15/2029	272,000	257,719
Enable Midstream Partners LP Senior Notes 4.95% due 05/15/2028	150,000	153,635
Energy Transfer Operating LP Company Guar. Notes 4.75% due 01/15/2026	128,000	138,811
Energy Transfer Operating LP Company Guar. Notes 6.05% due 06/01/2041	517,000	583,086
Energy Transfer Operating LP Company Guar. Notes 6.25% due 04/15/2049	155,000	185,113
Energy Transfer Operating LP Company Guar. Notes 6.50% due 02/01/2042	56,000	67,071
EnLink Midstream Partners LP Senior Notes 4.15% due 06/01/2025	300,000	270,711
Enterprise Products Operating LLC Company Guar. Notes 3.75% due 02/15/2025	270,000	287,889
Enterprise Products Operating LLC Company Guar. Notes 3.90% due 02/15/2024	720,000	766,911
Enterprise Products Operating LLC Company Guar. Notes 4.95% due 10/15/2054	180,000	209,132
EQM Midstream Partners LP Senior Notes 5.50% due 07/15/2028	350,000	341,369
Kinder Morgan Energy Partners LP Company Guar. Notes 5.40% due 09/01/2044	1,700,000	1,909,171
Kinder Morgan, Inc. Company Guar. Notes 4.30% due 03/01/2028	500,000	542,348
Magellan Midstream Partners LP Senior Notes 3.20% due 03/15/2025	103,000	105,336
Magellan Midstream Partners LP Senior Notes 4.20% due 12/01/2042	108,000	109,810
Magellan Midstream Partners LP Senior Notes 4.25% due 02/01/2021	150,000	154,100
Magellan Midstream Partners LP Senior Notes 6.40% due 05/01/2037	210,000	264,642
MPLX LP Senior Notes 4.13% due 03/01/2027	155,000	162,671
MPLX LP Senior Notes 4.50% due 04/15/2038	210,000	214,584
MPLX LP Senior Notes 4.80% due 02/15/2029	279,000	307,341
MPLX LP Senior Notes 5.20% due 03/01/2047	81,000	86,906
MPLX LP Senior Notes 5.25% due 01/15/2025*	161,000	169,216
ONEOK Partners LP Company Guar. Notes 3.38% due 10/01/2022	40,000	41,051
ONEOK Partners LP Company Guar. Notes 5.00% due 09/15/2023	90,000	98,079
ONEOK Partners LP Company Guar. Notes 6.65% due 10/01/2036	240,000	295,928
ONEOK, Inc. Company Guar. Notes 3.40% due 09/01/2029	245,000	243,805
ONEOK, Inc. Company Guar. Notes 5.20% due 07/15/2048	2,354,000	2,602,154
ONEOK, Inc. Company Guar. Notes 7.50% due 09/01/2023	559,000	655,115
Phillips 66 Partners LP Senior Notes 3.15% due 12/15/2029	250,000	246,975
Phillips 66 Partners LP Senior Notes 3.55% due 10/01/2026	49,000	51,189
Phillips 66 Partners LP Senior Notes 4.90% due 10/01/2046	106,000	117,558
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 3.55% due 12/15/2029	5,023,000	4,802,461
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 3.60% due 11/01/2024	810,000	829,420
Sabine Pass Liquefaction LLC Senior Sec. Notes 4.20% due 03/15/2028	1,114,000	1,175,240
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.75% due 05/15/2024	2,386,000	2,662,860
Southern Natural Gas Co. LLC Senior Notes 4.80% due 03/15/2047*	102,000	112,968
Southern Natural Gas Co. LLC Senor Notes 8.00% due 03/01/2032	140,000	201,354

Spectra Energy Partners LP Company Guar. Notes 3.50% due 03/15/2025	313,000	326,715
Sunoco Logistics Partners Operations LP Company Guar. Notes 4.95% due 01/15/2043	567,000	565,105
Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 5.88% due 04/15/2026	2,930,000	3,058,480
TC PipeLines LP Senior Notes 3.90% due 05/25/2027	106,000	111,363
Texas Eastern Transmission LP Senior Notes 3.50% due 01/15/2028*	60,000	62,440
Williams Cos., Inc. Senior Notes 3.90% due 01/15/2025	174,000	182,958
Williams Cos., Inc. Senior Notes 4.85% due 03/01/2048	178,000	190,597

		26,638,810

Radio — 0.2%
Sirius XM Radio, Inc. Company Guar. Notes 5.38% due 07/15/2026*	3,130,000	3,302,150

Real Estate Investment Trusts — 1.5%
Alexandria Real Estate Equities, Inc. Company Guar. Notes 3.80% due 04/15/2026	70,000	75,294
Alexandria Real Estate Equities, Inc. Company Guar. Notes 4.00% due 02/01/2050	334,000	367,041
American Campus Communities Operating Partnership LP Company Guar. Notes 3.63% due 11/15/2027	441,000	464,348
American Tower Corp. Senior Notes 2.75% due 01/15/2027	982,000	986,123
American Tower Corp. Senior Notes 3.38% due 10/15/2026	175,000	182,010
American Tower Corp. Senior Notes 3.55% due 07/15/2027	4,489,000	4,736,991
American Tower Corp. Senior Notes 3.70% due 10/15/2049	615,000	611,029
American Tower Corp. Senior Notes 3.80% due 08/15/2029	703,000	751,530
Boston Properties LP Senior Notes 3.20% due 01/15/2025	228,000	237,081
Boston Properties LP Senior Notes 3.65% due 02/01/2026	148,000	157,676
Brixmor Operating Partnership LP Senior Notes 3.85% due 02/01/2025	200,000	210,762
Crown Castle International Corp. Senior Notes 2.25% due 09/01/2021	1,575,000	1,579,645
Crown Castle International Corp. Senior Notes 3.20% due 09/01/2024	937,000	972,694
Crown Castle International Corp. Senior Notes 3.70% due 06/15/2026	945,000	1,002,317
Crown Castle International Corp. Senior Bonds 3.80% due 02/15/2028	893,000	961,276
Crown Castle International Corp. Senior Notes 4.00% due 03/01/2027	464,000	502,111
Crown Castle International Corp. Senior Notes 4.88% due 04/15/2022	100,000	106,363
Crown Castle International Corp. Senior Notes 5.25% due 01/15/2023	100,000	109,228
DDR Corp. Senior Notes 4.70% due 06/01/2027	94,000	103,070
Digital Realty Trust LP Company Guar. Notes 3.70% due 08/15/2027	115,000	121,396
Duke Realty LP Company Guar. Notes 3.63% due 04/15/2023	270,000	281,271
EPR Properties Company Guar. Notes 4.95% due 04/15/2028	39,000	42,822
Equinix, Inc. Senior Notes 5.38% due 05/15/2027	2,685,000	2,913,225
ERP Operating LP Senior Notes 4.75% due 07/15/2020	270,000	273,417
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 5.25% due 06/01/2025	1,006,000	1,103,099
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 5.38% due 11/01/2023	1,705,000	1,851,971
Goodman US Finance Three LLC Company Guar. Notes 3.70% due 03/15/2028*	215,000	223,735
Government Properties Income Trust Senior Notes 4.00% due 07/15/2022	275,000	281,148

HCP, Inc. Senior Notes 3.50% due 07/15/2029	356,000	374,806
HCP, Inc. Senior Notes 3.88% due 08/15/2024	575,000	616,696
Health Care REIT, Inc. Senior Notes 3.75% due 03/15/2023	200,000	209,698
Health Care REIT, Inc. Senior Notes 4.00% due 06/01/2025	120,000	129,986
Healthcare Trust of America Holdings LP Company Guar. Notes 3.10% due 02/15/2030	295,000	295,188
Life Storage LP Company Guar. Notes 4.00% due 06/15/2029	415,000	445,104
MPT Operating Partnership LP/MPT Finance Corp. Company Guar. Notes 5.00% due 10/15/2027	1,515,000	1,594,538
National Retail Properties, Inc. Senior Notes 4.00% due 11/15/2025	291,000	314,211
Public Storage Senior Notes 3.39% due 05/01/2029	180,000	194,486
Realty Income Corp. Senior Notes 3.25% due 10/15/2022	300,000	310,700
Realty Income Corp. Senior Notes 3.88% due 07/15/2024	100,000	107,271
Realty Income Corp. Senior Notes 3.88% due 04/15/2025	210,000	227,224
Regency Centers LP Company Guar. Notes 2.95% due 09/15/2029	335,000	337,038
Select Income REIT Senior Notes 3.60% due 02/01/2020	450,000	450,659
Senior Housing Properties Trust Senior Notes 4.75% due 02/15/2028	150,000	154,955
Simon Property Group LP Senior Notes 2.45% due 09/13/2029	608,000	600,814
UDR, Inc. Company Guar. Notes 3.00% due 08/15/2031	55,000	55,482
UDR, Inc. Company Guar. Notes 3.20% due 01/15/2030	370,000	381,746
Ventas Realty LP Company Guar. Notes 3.75% due 05/01/2024	380,000	402,561
Welltower, Inc. Senior Notes 3.10% due 01/15/2030	260,000	263,344

		28,675,180

Rental Auto/Equipment — 0.2%
ERAC USA Finance LLC Company Guar. Notes 2.60% due 12/01/2021*	200,000	201,481
ERAC USA Finance LLC Company Guar. Notes 4.50% due 02/15/2045*	685,000	761,068
ERAC USA Finance LLC Company Guar. Notes 7.00% due 10/15/2037*	2,655,000	3,763,851

		4,726,400

Resort/Theme Parks — 0.2%
Six Flags Entertainment Corp. Company Guar. Notes 4.88% due 07/31/2024*	3,185,000	3,288,512

Retail-Auto Parts — 0.0%
O’Reilly Automotive, Inc. Senior Notes 3.60% due 09/01/2027	185,000	197,766

Retail-Building Products — 0.1%
Home Depot, Inc. Senior Notes 4.20% due 04/01/2043	172,000	201,474
Home Depot, Inc. Senior Notes 4.40% due 03/15/2045	180,000	216,378
Lowe’s Cos., Inc. Senior Notes 3.13% due 09/15/2024	180,000	187,149
Lowe’s Cos., Inc. Senior Notes 3.65% due 04/05/2029	314,000	337,548
Lowe’s Cos., Inc. Senior Notes 4.55% due 04/05/2049	247,000	283,441

		1,225,990

Retail-Consumer Electronics — 0.2%
Best Buy Co., Inc. Senior Notes 5.50% due 03/15/2021	3,128,000	3,241,614

Retail-Discount — 0.2%
Costco Wholesale Corp. Senior Notes 2.75% due 05/18/2024	215,000	223,189
Dollar General Corp. Senior Notes 4.13% due 05/01/2028	200,000	221,775
Dollar Tree, Inc. Senior Notes 4.20% due 05/15/2028	1,985,000	2,156,173

Wal-Mart Stores, Inc. Senior Notes 3.30% due 04/22/2024	270,000	285,549

		2,886,686

Retail-Drug Store — 0.0%
Walgreens Boots Alliance, Inc. Senior Notes 3.80% due 11/18/2024	100,000	105,973
Walgreens Boots Alliance, Inc. Senior Notes 4.50% due 11/18/2034	460,000	494,893

		600,866

Retail-Restaurants — 0.0%
McDonald’s Corp. Senior Notes 4.70% due 12/09/2035	155,000	185,061
McDonald’s Corp. Senior Notes 6.30% due 10/15/2037	102,000	139,530

		324,591

Schools — 0.0%
President and Fellows of Harvard College Notes 3.30% due 07/15/2056	304,000	331,243

Semiconductor Components-Integrated Circuits — 0.0%
Analog Devices, Inc. Senior Notes 3.13% due 12/05/2023	122,000	126,194
Analog Devices, Inc. Senior Notes 4.50% due 12/05/2036	57,000	62,660

		188,854

Software Tools — 0.0%
VMware, Inc. Senior Notes 2.95% due 08/21/2022	389,000	395,326

Special Purpose Entities — 0.2%
Toll Road Investors Partnership II LP Senior Bonds zero coupon due 02/15/2026*	939,000	709,498
Toll Road Investors Partnership II LP Senior Bonds zero coupon due 02/15/2029*	2,723,000	1,781,234
Toll Road Investors Partnership II LP Senior Bonds zero coupon due 02/15/2031*	939,000	557,364
Toll Road Investors Partnership II LP Notes zero coupon due 02/15/2043*	2,700,000	786,870

		3,834,966

Specified Purpose Acquisitions — 0.0%
CVS Pass-Through Trust Pass-Through Certs. 4.70% due 01/10/2036*	248,609	269,257

Steel-Producers — 0.0%
Nucor Corp. Senior Notes 6.40% due 12/01/2037	100,000	137,391

Telephone-Integrated — 0.6%
AT&T, Inc. Senior Notes 3.55% due 06/01/2024	1,200,000	1,260,632
AT&T, Inc. Senior Notes 3.60% due 07/15/2025	350,000	368,944
AT&T, Inc. Senior Notes 3.95% due 01/15/2025	417,000	446,788
AT&T, Inc. Senior Notes 4.13% due 02/17/2026	330,000	358,887
AT&T, Inc. Senior Notes 4.30% due 02/15/2030	670,000	736,900
AT&T, Inc. Senior Notes 4.50% due 03/09/2048	329,000	351,863
AT&T, Inc. Senior Notes 4.75% due 05/15/2046	1,638,000	1,818,573
AT&T, Inc. Senior Notes 4.90% due 08/15/2037	936,000	1,067,590
AT&T, Inc. Senior Notes 5.15% due 11/15/2046	500,000	581,451
AT&T, Inc. Senior Notes 5.25% due 03/01/2037	1,710,000	2,012,612
AT&T, Inc. Senior Notes 5.35% due 09/01/2040	189,000	223,875
Verizon Communications, Inc. Senior Notes 4.27% due 01/15/2036	50,000	56,580
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034	1,268,000	1,463,784
Verizon Communications, Inc. Senior Notes 4.67% due 03/15/2055	195,000	239,554
Verizon Communications, Inc. Senior Notes 4.86% due 08/21/2046	372,000	461,117
Verizon Communications, Inc. Senior Notes 5.25% due 03/16/2037	274,000	345,124

		11,794,274

Television — 0.0%
CBS Corp. Company Guar. Notes 3.70% due 08/15/2024	540,000	567,889

Tobacco — 0.1%
Altria Group, Inc. Company Guar. Notes 4.80% due 02/14/2029	811,000	890,338
BAT Capital Corp. Company Guar. Notes 3.22% due 08/15/2024	1,096,000	1,112,671
BAT Capital Corp. Company Guar. Notes 4.39% due 08/15/2037	308,000	304,170

		2,307,179

Transport-Equipment & Leasing — 0.0%
Aviation Capital Group Corp. Senior Notes 2.88% due 01/20/2022*	250,000	251,383
Aviation Capital Group LLC Senior Notes 3.88% due 05/01/2023*	100,000	103,445

		354,828

Transport-Rail — 0.1%
Burlington Northern Santa Fe LLC Senior Notes 3.05% due 09/01/2022	720,000	741,700
Burlington Northern Santa Fe LLC Senior Notes 3.55% due 02/15/2050	271,000	287,495
Burlington Northern Santa Fe LLC Senior Notes 3.65% due 09/01/2025	400,000	435,791
CSX Corp. Senior Notes 3.35% due 09/15/2049	85,000	84,016
CSX Corp. Senior Notes 4.75% due 11/15/2048	345,000	419,799
Norfolk Southern Corp. Senior Notes 3.85% due 01/15/2024	221,000	235,889
Union Pacific Corp. Senior Notes 4.10% due 09/15/2067	100,000	103,776

		2,308,466

Transport-Services — 0.0%
FedEx Corp. Company Guar. Notes 3.90% due 02/01/2035	270,000	276,327
Ryder System, Inc. Senior Notes 2.50% due 05/11/2020	147,000	147,302
Ryder System, Inc. Senior Notes 2.88% due 09/01/2020	57,000	57,378

		481,007

Transport-Truck — 0.0%
JB Hunt Transport Services, Inc. Company Guar. Notes 3.88% due 03/01/2026	245,000	262,951

Trucking/Leasing — 0.0%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 2.70% due 03/14/2023*	360,000	364,120
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 4.13% due 08/01/2023*	250,000	265,503

		629,623

Veterinary Diagnostics — 0.2%
Elanco Animal Health, Inc. Senior Notes 4.27% due 08/28/2023	1,367,000	1,431,882
Elanco Animal Health, Inc. Senior Notes 4.90% due 08/28/2028	1,300,000	1,413,437

		2,845,319

Vitamins & Nutrition Products — 0.0%
Mead Johnson Nutrition Co. Company Guar. Notes 4.13% due 11/15/2025	251,000	275,591

Water — 0.0%
American Water Capital Corp. Senior Notes 3.40% due 03/01/2025	451,000	477,211

Total U.S. Corporate Bonds & Notes (cost $460,972,741)		492,124,352

FOREIGN CORPORATE BONDS & NOTES — 7.9%
Aerospace/Defense — 0.0%
BAE Systems PLC Senior Notes 4.75% due 10/11/2021*	300,000	314,423

Aerospace/Defense-Equipment — 0.0%
Airbus SE Senior Notes 3.15% due 04/10/2027*	245,000	256,872
Airbus SE Senior Notes 3.95% due 04/10/2047*	150,000	170,357

		427,229

Agricultural Chemicals — 0.0%
Nutrien, Ltd. Senior Notes 4.13% due 03/15/2035	300,000	313,636

Nutrien, Ltd. Senior Notes 4.20% due 04/01/2029	75,000	82,931
Nutrien, Ltd. Senior Notes 5.00% due 04/01/2049	110,000	129,953

		526,520

Airlines — 0.1%
Air Canada Pass-Through Trust Pass-Through Certs. Series 2017-1, Class AA 3.30% due 07/15/2031*	203,043	209,292
Air Canada Pass-Through Trust Pass-Through Certs. Series 2017-1, Class A 3.55% due 07/15/2031*	286,538	295,068
Air Canada Pass-Through Trust Pass-Through Certs. Series 2013-1A, Class A 4.13% due 11/15/2026*	306,138	326,454
British Airways Pass-Through Trust Pass-Through Certs. Series 2019-1, Class AA 3.30% due 06/15/2034*	395,000	410,925
British Airways Pass-Through Trust Pass-Through Certs. Series 2018-1, Class AA 3.80% due 03/20/2033*	315,342	334,241
British Airways Pass-Through Trust Pass-Through Certs. Series 2018-1, Class A 4.13% due 03/20/2033*	421,656	445,127

		2,021,107

Banks-Commercial — 1.3%
ABN AMRO Bank NV Senior Notes 2.45% due 06/04/2020*	438,000	439,062
ABN AMRO Bank NV Sub. Notes 4.75% due 07/28/2025*	400,000	433,360
ABN AMRO Bank NV Sub. Notes 4.80% due 04/18/2026*	3,200,000	3,497,104
AIB Group PLC Senior Notes 4.75% due 10/12/2023*	585,000	626,672
ANZ New Zealand International, Ltd. Company Guar. Notes 2.85% due 08/06/2020*	250,000	251,705
ASB Bank, Ltd. Senior Notes 3.13% due 05/23/2024*	440,000	454,057
Australia & New Zealand Banking Group, Ltd. Sub. Notes 4.40% due 05/19/2026*	200,000	214,864
Bank of Montreal Sub. Notes 3.80% due 12/15/2032	167,000	173,263
Banque Federative du Credit Mutuel SA Senior Notes 3.75% due 07/20/2023*	435,000	458,090
BNZ International Funding, Ltd. Company Guar. Notes 2.90% due 02/21/2022*	250,000	254,102
BPCE SA Sub. Notes 4.50% due 03/15/2025*	2,200,000	2,360,441
BPCE SA Sub. Notes 4.63% due 07/11/2024*	600,000	645,008
Commonwealth Bank of Australia Senior Notes 2.00% due 09/06/2021*	300,000	300,867
Commonwealth Bank of Australia Senior Notes 2.50% due 09/18/2022*	400,000	405,743
Commonwealth Bank of Australia Senior Notes 2.85% due 05/18/2026*	300,000	307,298
Commonwealth Bank of Australia Senior Notes 3.45% due 03/16/2023*	300,000	313,537
Commonwealth Bank of Australia Sub. Notes 3.74% due 09/12/2039*	325,000	326,013
Commonwealth Bank of Australia Sub. Notes 4.50% due 12/09/2025*	201,000	217,720
Cooperatieve Rabobank UA Company Guar. Notes 3.75% due 07/21/2026	485,000	508,259
Cooperatieve Rabobank UA Senior Notes 3.88% due 09/26/2023*	250,000	265,152
Cooperatieve Rabobank UA Company Guar. Notes 4.63% due 12/01/2023	400,000	431,100
Credit Suisse AG Sub. Notes 6.50% due 08/08/2023*	528,000	586,740
Danske Bank A/S Senior Notes 2.00% due 09/08/2021*	200,000	199,158
Danske Bank A/S Senior Notes 2.70% due 03/02/2022*	200,000	201,694
HSBC Bank PLC Senior Notes 4.75% due 01/19/2021*	1,260,000	1,301,664
Industrial & Commercial Bank of China, Ltd. Senior Notes 2.45% due 10/20/2021	300,000	299,951

ING Groep NV Senior Notes 4.10% due 10/02/2023	925,000	985,593
Macquarie Bank, Ltd. Senior Notes 4.00% due 07/29/2025*	250,000	269,474
National Australia Bank, Ltd. Senior Notes 2.50% due 07/12/2026	250,000	252,383
National Australia Bank, Ltd. Senior Notes 3.38% due 01/14/2026	250,000	264,520
National Australia Bank, Ltd. Sub. Notes 3.93% due 08/02/2034*	470,000	486,150
Nordea Bank AB Senior Notes 2.50% due 09/17/2020*	300,000	301,760
Nordea Bank AB Sub. Notes 4.25% due 09/21/2022*	450,000	472,151
Nordea Bank AB Senior Notes 4.88% due 01/27/2020*	100,000	100,672
Royal Bank of Canada Senior Notes 2.75% due 02/01/2022	198,000	202,064
Royal Bank of Canada Senior Notes 3.70% due 10/05/2023	900,000	953,444
Santander UK Group Holdings PLC Senior Notes 3.57% due 01/10/2023	400,000	408,738
Santander UK Group Holdings PLC Sub. Notes 4.75% due 09/15/2025*	200,000	212,760
Standard Chartered PLC Senior Notes 2.74% due 09/10/2022*	250,000	251,132
Standard Chartered PLC Senior Notes 4.25% due 01/20/2023*	400,000	414,541
Standard Chartered PLC Senior Notes 4.31% due 05/21/2030*	200,000	218,333
Standard Chartered PLC Sub. Notes 4.87% due 03/15/2033*	250,000	270,021
Svenska Handelsbanken AB Company Guar. Notes 2.40% due 10/01/2020	400,000	402,375
Toronto-Dominion Bank Senior Notes 2.65% due 06/12/2024	620,000	634,535
Westpac Banking Corp. Bonds 2.00% due 03/03/2020*	439,000	439,044
Westpac Banking Corp. Senior Notes 2.60% due 11/23/2020	220,000	221,757
Westpac Banking Corp. Senior Notes 2.85% due 05/13/2026	200,000	207,259
Westpac Banking Corp. Sub. Notes 4.32% due 11/23/2031	300,000	319,394
Westpac Banking Corp. Sub. Notes 4.42% due 07/24/2039	265,000	291,697

		24,052,421

Banks-Fiduciary — 0.0%
Mitsubishi UFJ Trust & Banking Corp. Senior Notes 2.65% due 10/19/2020*	300,000	302,223

Banks-Money Center — 0.0%
Lloyds Bank PLC Company Guar. Notes 2.40% due 03/17/2020	300,000	300,475

Beverages-Non-alcoholic — 0.0%
Coca-Cola Femsa SAB de CV Company Guar. Notes 3.88% due 11/26/2023	150,000	158,932

Cellular Telecom — 0.1%
America Movil SAB de CV Senior Notes 3.13% due 07/16/2022	810,000	830,338
Rogers Communications, Inc. Company Guar. Notes 4.35% due 05/01/2049	275,000	309,624
Vodafone Group PLC Senior Notes 3.75% due 01/16/2024	190,000	200,293
Vodafone Group PLC Senior Notes 4.88% due 06/19/2049	450,000	505,829
Vodafone Group PLC Senior Notes 5.25% due 05/30/2048	226,000	263,285
Vodafone Group PLC Senior Notes 6.25% due 11/30/2032	300,000	378,438

		2,487,807

Containers-Metal/Glass — 0.1%
ARD Finance SA Senior Sec. Notes 7.13% due 09/15/2023(6)	2,345,000	2,435,869

Diagnostic Equipment — 0.0%
DH Europe Finance II SARL Company Guar. Notes 3.25% due 11/15/2039	202,000	206,062

Diversified Banking Institutions — 1.7%
Banco Santander SA Senior Notes 3.13% due 02/23/2023	200,000	204,306

Bank of Nova Scotia Sub. Notes 4.50% due 12/16/2025	210,000	229,742
Barclays PLC Senior Notes 3.68% due 01/10/2023	652,000	666,861
Barclays PLC Senior Notes 4.38% due 01/12/2026	2,344,000	2,518,789
Barclays PLC Senior Notes 4.61% due 02/15/2023	450,000	470,053
Barclays PLC Senior Notes 4.97% due 05/16/2029	1,576,000	1,775,358
Credit Agricole SA Sub. Notes 4.38% due 03/17/2025*	200,000	213,518
Credit Suisse Group AG Senior Notes 2.59% due 09/11/2025*	260,000	259,102
Credit Suisse Group AG Senior Notes 3.57% due 01/09/2023*	500,000	512,735
Credit Suisse Group AG Senior Bonds 3.87% due 01/12/2029*	250,000	267,132
Credit Suisse Group AG Senior Notes 4.28% due 01/09/2028*	250,000	271,717
Credit Suisse Group Funding Guernsey, Ltd. Company Guar. Notes 3.75% due 03/26/2025	2,860,000	3,017,485
Deutsche Bank AG Senior Notes 3.70% due 05/30/2024	450,000	455,167
Deutsche Bank AG Senior Notes 4.25% due 10/14/2021	300,000	308,365
HSBC Holdings PLC Senior Notes 2.65% due 01/05/2022	680,000	687,316
HSBC Holdings PLC Sub. Notes 4.25% due 08/18/2025	200,000	213,718
HSBC Holdings PLC Sub. Notes 4.38% due 11/23/2026	200,000	216,113
HSBC Holdings PLC Sub. Notes 6.50% due 05/02/2036	600,000	806,265
Lloyds Banking Group PLC Senior Notes 2.91% due 11/07/2023	200,000	202,794
Lloyds Banking Group PLC Senior Notes 3.75% due 01/11/2027	2,132,000	2,255,045
Lloyds Banking Group PLC Senior Notes 4.38% due 03/22/2028	221,000	244,100
Lloyds Banking Group PLC Sub. Notes 4.58% due 12/10/2025	200,000	214,819
Macquarie Group, Ltd. Senior Notes 3.76% due 11/28/2028*	415,000	433,252
Macquarie Group, Ltd. Senior Notes 5.03% due 01/15/2030*	300,000	343,686
Macquarie Group, Ltd. Senior Notes 6.00% due 01/14/2020*	300,000	302,326
Macquarie Group, Ltd. Senior Notes 6.25% due 01/14/2021*	1,260,000	1,319,000
Mitsubishi UFJ Financial Group, Inc. Senior Notes 3.00% due 02/22/2022	88,000	89,731
Mitsubishi UFJ Financial Group, Inc. Senior Notes 3.41% due 03/07/2024	670,000	699,589
Mitsubishi UFJ Financial Group, Inc. Senior Notes 3.75% due 07/18/2039	355,000	383,294
Mizuho Financial Group, Inc. Senior Notes 2.63% due 04/12/2021*	200,000	201,451
Mizuho Financial Group, Inc. Senior Notes 2.87% due 09/13/2030	337,000	337,155
NatWest Markets PLC Senior Notes 3.63% due 09/29/2022*	210,000	217,652
Royal Bank of Scotland Group PLC Sub. Notes 3.75% due 11/01/2029	477,000	481,173
Royal Bank of Scotland Group PLC Senior Notes 3.88% due 09/12/2023	250,000	260,663
Royal Bank of Scotland Group PLC Senior Notes 4.27% due 03/22/2025	200,000	212,200
Royal Bank of Scotland Group PLC Senior Notes 4.45% due 05/08/2030	450,000	493,814
Royal Bank of Scotland Group PLC Senior Notes 4.89% due 05/18/2029	200,000	226,023
Societe Generale SA Senior Notes 3.88% due 03/28/2024*	650,000	683,310
Societe Generale SA Sub. Notes 4.25% due 04/14/2025*	250,000	263,293

Sumitomo Mitsui Financial Group, Inc. Senior Notes 2.44% due 10/19/2021	186,000	187,678
Sumitomo Mitsui Financial Group, Inc. Senior Notes 2.63% due 07/14/2026	188,000	189,130
Sumitomo Mitsui Financial Group, Inc. Senior Notes 2.78% due 07/12/2022	300,000	305,016
Sumitomo Mitsui Financial Group, Inc. Senior Notes 2.78% due 10/18/2022	247,000	251,672
Sumitomo Mitsui Financial Group, Inc. Senior Notes 2.85% due 01/11/2022	300,000	304,791
Sumitomo Mitsui Financial Group, Inc. Senior Notes 3.04% due 07/16/2029	600,000	615,276
Sumitomo Mitsui Financial Group, Inc. Senior Notes 3.10% due 01/17/2023	207,000	212,533
Sumitomo Mitsui Financial Group, Inc. Senior Notes 3.94% due 10/16/2023	1,000,000	1,063,713
UBS Group AG Senior Notes 3.13% due 08/13/2030*	280,000	288,205
UBS Group Funding Switzerland AG Company Guar. Notes 2.86% due 08/15/2023*	200,000	202,874
UBS Group Funding Switzerland AG Company Guar. Notes 3.00% due 04/15/2021*	3,097,000	3,142,754
UBS Group Funding Switzerland AG Company Guar. Notes 4.13% due 09/24/2025*	1,827,000	1,990,852

		31,712,606

Diversified Financial Services — 0.3%
GE Capital International Funding Co. ULC Company Guar. Notes 2.34% due 11/15/2020	365,000	364,772
GE Capital International Funding Co. ULC Company Guar. Notes 4.42% due 11/15/2035	4,381,000	4,623,916

		4,988,688

Diversified Manufacturing Operations — 0.1%
Ingersoll-Rand Luxembourg Finance SA Company Guar. Notes 2.63% due 05/01/2020	180,000	180,466
Ingersoll-Rand Luxembourg Finance SA Company Guar. Notes 3.55% due 11/01/2024	150,000	157,565
Siemens Financieringsmaatschappij NV Company Guar. Notes 2.35% due 10/15/2026*	300,000	300,181
Siemens Financieringsmaatschappij NV Company Guar. Notes 2.90% due 05/27/2022*	250,000	256,141
Siemens Financieringsmaatschappij NV Company Guar. Notes 3.13% due 03/16/2024*	250,000	260,013

		1,154,366

Diversified Minerals — 0.0%
Anglo American Capital PLC Company Guar. Notes 3.63% due 09/11/2024*	200,000	207,501
Anglo American Capital PLC Company Guar. Notes 4.00% due 09/11/2027*	200,000	207,668

		415,169

Diversified Operations — 0.0%
CK Hutchison International, Ltd. Company Guar. Notes 2.88% due 04/05/2022*	300,000	303,247

Electric-Distribution — 0.3%
China Southern Power Grid International Finance BVI Co., Ltd. Company Guar. Notes 3.50% due 05/08/2027*	360,000	379,638
State Grid Overseas Investment, Ltd. Company Guar. Notes 2.75% due 05/04/2022*	5,851,000	5,910,083

		6,289,721

Electric-Generation — 0.1%
Electricite de France SA Senior Notes 4.88% due 09/21/2038*	1,201,000	1,384,215
Korea Southern Power Co., Ltd. Senior Notes 3.00% due 01/29/2021*	200,000	202,078

		1,586,293

Electric-Integrated — 0.5%
Enel Finance International NV Company Guar. Notes 3.50% due 04/06/2028*	3,200,000	3,296,092
Enel Finance International NV Company Guar. Notes 3.63% due 05/25/2027*	5,631,000	5,878,963

Enel Finance International NV Company Guar. Notes 4.63% due 09/14/2025*	200,000	219,261
Fortis, Inc. Senior Notes 3.06% due 10/04/2026	186,000	191,608

		9,585,924

Finance-Investment Banker/Broker — 0.1%
Brookfield Finance, Inc. Company Guar. Notes 3.90% due 01/25/2028	148,000	156,400
Brookfield Finance, Inc. Company Guar. Notes 4.70% due 09/20/2047	171,000	191,953
Brookfield Finance, Inc. Company Guar. Notes 4.85% due 03/29/2029	430,000	489,169
Daiwa Securities Group, Inc. Senior Notes 3.13% due 04/19/2022*	183,000	186,548

		1,024,070

Finance-Leasing Companies — 0.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 3.30% due 01/23/2023	150,000	153,716
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 3.50% due 01/15/2025	180,000	185,947
Aircastle, Ltd. Senior Notes 4.40% due 09/25/2023	285,000	299,616
Avolon Holdings Funding, Ltd. Company Guar. Notes 3.95% due 07/01/2024*	2,126,000	2,207,213
Avolon Holdings Funding, Ltd. Company Guar. Notes 4.38% due 05/01/2026*	395,000	417,886
Avolon Holdings Funding, Ltd. Company Guar. Notes 5.25% due 05/15/2024*	2,610,000	2,846,205
BOC Aviation, Ltd. Senior Notes 2.75% due 09/18/2022*	200,000	200,266
BOC Aviation, Ltd. Senior Notes 3.50% due 10/10/2024*	200,000	205,630
Mitsubishi UFJ Lease & Finance Co., Ltd. Senior Notes 2.65% due 09/19/2022*	200,000	200,874
ORIX Corp. Senior Notes 2.90% due 07/18/2022	151,000	154,245

		6,871,598

Gas-Distribution — 0.0%
Korea Gas Corp. Senior Notes 1.88% due 07/18/2021*	200,000	198,783

Insurance Brokers — 0.0%
Aon PLC Company Guar. Notes 3.50% due 06/14/2024	360,000	378,632

Insurance-Life/Health — 0.1%
AIA Group, Ltd. Senior Notes 3.20% due 03/11/2025*	417,000	429,973
AIA Group, Ltd. Senior Notes 3.90% due 04/06/2028*	250,000	270,491
Athene Holding, Ltd. Senior Notes 4.13% due 01/12/2028	165,000	171,546
Manulife Financial Corp. Sub. Notes 4.06% due 02/24/2032	400,000	417,148

		1,289,158

Insurance-Property/Casualty — 0.1%
Allied World Assurance Co. Holdings, Ltd. Company Guar. Notes 4.35% due 10/29/2025	2,500,000	2,618,972

Insurance-Reinsurance — 0.1%
Fairfax Financial Holdings, Ltd. Senior Notes 4.85% due 04/17/2028	2,404,000	2,618,207

Investment Management/Advisor Services — 0.0%
Invesco Finance PLC Company Guar. Notes 3.75% due 01/15/2026	125,000	133,091

Machinery-Farming — 0.1%
CNH Industrial NV Senior Notes 3.85% due 11/15/2027	1,488,000	1,550,107

Machinery-Pumps — 0.0%
nVent Finance SARL Company Guar. Notes 4.55% due 04/15/2028	225,000	232,621

Medical Products — 0.0%
Covidien International Finance SA Company Guar. Notes 2.95% due 06/15/2023	87,000	89,939

Medical-Drugs — 0.1%
AstraZeneca PLC Senior Notes 4.00% due 09/18/2042	110,000	122,334
AstraZeneca PLC Senior Notes 6.45% due 09/15/2037	140,000	197,717

Shire Acquisitions Investments Ireland DAC Company Guar. Notes 2.88% due 09/23/2023	167,000	170,439
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 3.20% due 09/23/2026	707,000	730,126

		1,220,616

Medical-Generic Drugs — 0.3%
Allergan Funding SCS Company Guar. Notes 3.45% due 03/15/2022	450,000	461,094
Allergan Funding SCS Company Guar. Notes 3.80% due 03/15/2025	4,103,000	4,316,052
Allergan Funding SCS Company Guar. Notes 3.85% due 06/15/2024	230,000	242,718
Mylan NV Company Guar. Notes 3.15% due 06/15/2021	200,000	202,511
Mylan NV Company Guar. Notes 3.95% due 06/15/2026	139,000	144,611

		5,366,986

Metal-Iron — 0.1%
Vale Overseas, Ltd. Company Guar. Notes 6.25% due 08/10/2026	2,130,000	2,481,876

Oil Companies-Exploration & Production — 0.2%
Alberta Energy Co., Ltd. Company Guar. Notes 8.13% due 09/15/2030	150,000	194,329
Canadian Natural Resources, Ltd. Senior Notes 3.90% due 02/01/2025	180,000	191,666
Canadian Natural Resources, Ltd. Senior Notes 6.45% due 06/30/2033	248,000	317,453
Encana Corp. Company Guar. Notes 7.20% due 11/01/2031	100,000	123,454
Encana Corp. Company Guar. Notes 7.38% due 11/01/2031	100,000	125,558
Saudi Arabian Oil Co. Senior Notes 3.50% due 04/16/2029*	2,414,000	2,507,513

		3,459,973

Oil Companies-Integrated — 0.7%
BP Capital Markets PLC Company Guar. Notes 3.54% due 11/04/2024	180,000	192,332
BP Capital Markets PLC Company Guar. Notes 3.81% due 02/10/2024	868,000	927,749
Cenovus Energy, Inc. Senior Notes 6.75% due 11/15/2039	447,000	547,606
Ecopetrol SA Senior Notes 4.13% due 01/16/2025	180,000	188,910
Ecopetrol SA Senior Notes 5.38% due 06/26/2026	193,000	216,913
Ecopetrol SA Senior Notes 5.88% due 09/18/2023	185,000	205,063
Eni SpA Senior Notes 4.00% due 09/12/2023*	2,645,000	2,797,689
Eni SpA Senior Notes 4.25% due 05/09/2029*	1,407,000	1,545,754
Husky Energy, Inc. Senior Notes 3.95% due 04/15/2022	350,000	362,157
Petro-Canada Senior Notes 5.95% due 05/15/2035	200,000	256,475
Petro-Canada Senior Notes 7.88% due 06/15/2026	144,000	182,654
Petrobras Global Finance BV Company Guar. Notes 5.75% due 02/01/2029	2,644,000	2,942,376
Petroleos Mexicanos Company Guar. Notes 5.35% due 02/12/2028	56,000	55,300
Petroleos Mexicanos Company Guar. Notes 6.50% due 03/13/2027	1,353,000	1,434,180
Petroleos Mexicanos Company Guar. Notes 6.50% due 01/23/2029	378,000	394,254
Petroleos Mexicanos Company Guar. Notes 6.88% due 08/04/2026	336,000	367,584
Shell International Finance BV Company Guar. Notes 3.25% due 05/11/2025	200,000	211,863
Statoil ASA Company Guar. Notes 3.25% due 11/10/2024	90,000	95,016
Total Capital International SA Company Guar. Notes 3.46% due 07/12/2049	385,000	407,907

		13,331,782

Oil-Field Services — 0.0%
Schlumberger Investment SA Company Guar. Notes 3.30% due 09/14/2021*	540,000	552,093

Paper & Related Products — 0.0%
Pabrik Kertas Tjiwi Kimia Tbk PT VRS Sec. Notes 0.00% due 04/28/2027†*(4)(11)	731,485	21,944
Pabrik Kertas Tjiwi Kimia Tbk PT FRS Sec. Notes 4.93% (3 ML+3.00%) due 04/28/2023†*(11)	19,859	596
Pindo Deli Pulp & Paper Mills FRS Sec. Notes 4.93% (3 ML+3.00%) due 04/30/2023†*(11)	53,586	0
Pindo Deli Pulp & Paper Mills FRS Sec. Notes 4.93% (3 ML+3.00%) due 04/28/2027†*(11)	1,756,853	0

		22,540

Pipelines — 0.2%
APT Pipelines, Ltd. Company Guar. Notes 4.25% due 07/15/2027*	285,000	306,737
Enbridge, Inc. Company Guar. Notes 4.25% due 12/01/2026	2,425,000	2,652,282
Enbridge, Inc. Company Guar. Notes 4.50% due 06/10/2044	150,000	161,568
TransCanada PipeLines, Ltd. Senior Notes 2.50% due 08/01/2022	270,000	273,605
TransCanada PipeLines, Ltd. Senior Notes 3.75% due 10/16/2023	360,000	380,282
TransCanada PipeLines, Ltd. Senior Notes 4.75% due 05/15/2038	300,000	339,646
TransCanada PipeLines, Ltd. Senior Notes 4.88% due 01/15/2026	185,000	207,039

		4,321,159

Property Trust — 0.0%
GAIF Bond Issuer Pty, Ltd. Company Guar. Notes 3.40% due 09/30/2026*	263,000	266,424

Real Estate Investment Trusts — 0.0%
Scentre Group Trust 1/Scentre Group Trust 2 Company Guar. Notes 3.50% due 02/12/2025*	400,000	416,264

Real Estate Operations & Development — 0.0%
Ontario Teachers’ Cadillac Fairview Properties Trust Senior Notes 3.13% due 03/20/2022*	235,000	240,294
Ontario Teachers’ Cadillac Fairview Properties Trust Senior Notes 3.88% due 03/20/2027*	243,000	263,182

		503,476

Retail-Drug Store — 0.0%
CK Hutchison International 19, Ltd. Company Guar. Notes 3.63% due 04/11/2029*	610,000	648,432

Soap & Cleaning Preparation — 0.3%
Reckitt Benckiser Treasury Services PLC Company Guar. Notes 2.38% due 06/24/2022*	200,000	201,373
Reckitt Benckiser Treasury Services PLC Company Guar. Notes 2.75% due 06/26/2024*	4,958,000	5,058,982

		5,260,355

Telephone-Integrated — 0.0%
Deutsche Telekom International Finance BV Company Guar. Notes 3.60% due 01/19/2027*	150,000	158,324
Telefonica Emisiones SAU Company Guar. Notes 4.67% due 03/06/2038	265,000	289,770

		448,094

Television — 0.1%
Videotron, Ltd. Company Guar. Notes 5.00% due 07/15/2022	2,200,000	2,315,500

Tobacco — 0.3%
Imperial Brands Finance PLC Company Guar. Notes 3.75% due 07/21/2022*	4,571,000	4,717,095

Transport-Rail — 0.1%
Canadian Pacific Railway Co. Senior Notes 4.50% due 01/15/2022	600,000	629,326
Canadian Pacific Railway Co. Senior Notes 6.13% due 09/15/2115	101,000	148,553

		777,879

Total Foreign Corporate Bonds & Notes (cost $144,792,820)		152,384,804

U.S. GOVERNMENT AGENCIES — 27.8%
Federal Home Loan Mtg. Corp. — 6.2%
3.00% due 10/01/2034	1,505,829	1,542,807
3.00% due 11/01/2034	1,198,278	1,227,705
3.00% due 01/01/2038	1,541,541	1,585,925
3.00% due 08/15/2042 STRIPS(1)	1,381,242	1,422,367
3.00% due 03/01/2043	1,220,893	1,260,150
3.00% due 04/01/2043	82,647	85,356
3.00% due 05/01/2043	132,718	137,478
3.00% due 01/15/2044 STRIPS(1)	542,752	560,542
3.00% due 10/01/2046	5,977,859	6,158,885
3.00% due 02/01/2047	1,802,091	1,853,875
3.00% due 03/01/2048	1,419,342	1,449,391
3.00% due 09/01/2048	317,838	324,114
3.00% due 11/01/2048	2,248,700	2,289,076
3.50% due 11/01/2037	1,032,310	1,071,749
3.50% due 05/01/2038	311,504	323,506
3.50% due 02/01/2042	140,924	148,165
3.50% due 05/01/2042	46,756	49,091
3.50% due 07/01/2042	217,001	227,880
3.50% due 07/15/2042 STRIPS(1)	2,420,472	2,561,387
3.50% due 03/01/2043	122,108	128,180
3.50% due 09/01/2045	4,733,179	4,937,097
3.50% due 12/01/2045	2,661,539	2,777,970
3.50% due 11/01/2046	2,961,504	3,084,214
3.50% due 12/01/2046	1,679,863	1,747,346
3.50% due 03/01/2048	4,863,807	5,045,587
3.50% due 06/01/2048	1,733,140	1,788,286
3.50% due 10/01/2049	2,440,930	2,510,562
4.00% due 07/01/2025	81,065	84,541
4.00% due 08/01/2037	198,087	208,132
4.00% due 10/01/2040	134,532	144,022
4.00% due 11/01/2040	84,477	90,434
4.00% due 01/01/2041	796,992	853,165
4.00% due 04/01/2044	1,024,015	1,083,297
4.00% due 01/01/2046	1,007,071	1,072,789
4.00% due 09/01/2049	2,000,000	2,105,602
4.50% due 07/01/2025	20,811	21,812
4.50% due 07/01/2040	625,038	677,844
4.50% due 03/01/2041	28,573	30,527
4.50% due 05/01/2041	86,891	94,258
4.50% due 05/01/2042	1,613,622	1,749,625
5.00% due 11/01/2035	15,500	16,751
5.00% due 10/01/2036	32,405	35,781
5.00% due 12/01/2036	16,990	18,763
5.00% due 10/01/2037	6,078	6,716
5.00% due 08/01/2039	27,229	30,101
5.00% due 01/01/2040	31,006	34,277
5.00% due 04/01/2040	19,114	21,121
5.50% due 05/01/2036	6,872	7,742
5.50% due 12/01/2036	2,541	2,864
5.50% due 01/01/2038	23,309	26,248
Federal Home Loan Mtg. Corp. Multifamily Mtg. Trust VRS
Series 2016-K59, Class B 3.58% due 11/25/2049*(3)(4)	690,000	717,533
Series 2015-K44, Class B 3.68% due 01/25/2048*(3)(4)	3,390,000	3,519,964
Series 2016-K722, Class B 3.84% due 07/25/2049*(3)(4)	625,000	652,473
Series 2014-K40, Class C 4.07% due 11/25/2047*(3)(4)	639,000	674,009
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs.
Series K712, Class A2 1.87% due 11/25/2019(3)	646,315	645,399
Series KJO2, Class A2 2.60% due 09/25/2020(3)	22,605	22,611
Series KSMC, Class A2 2.62% due 01/25/2023(3)	10,325,000	10,540,865
Series K055, Class A2 2.67% due 03/25/2026(3)	2,400,000	2,490,877
Series K718, Class A2 2.79% due 01/25/2022(3)	1,699,000	1,725,922
Series K044, Class A2 2.81% due 01/25/2025(3)	1,464,000	1,521,839
Series KJ09, Class A2 2.84% due 09/25/2022(3)	660,049	674,784
Series K066, Class A2 3.12% due 06/25/2027(3)	964,000	1,030,135
Series K065, Class A2 3.24% due 04/25/2027(3)	776,000	835,254
Series K060, Class A2 3.30% due 10/25/2026(3)	1,141,000	1,230,606
Series K029, Class A2 3.32% due 02/25/2023(3)	3,000,000	3,126,217
Series K065, Class AM 3.33% due 05/25/2027(3)	416,000	448,627
Series K073, Class A2 3.35% due 01/25/2028(3)	1,154,000	1,251,605
Series K007, Class A2 4.22% due 03/25/2020(3)	268,174	268,528
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. FRS
Series KF-12, Class A 2.72% (1 ML+0.70%) due 09/25/2022(3)	228,215	228,214
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS
Series K097, Class X1 1.09% due 07/25/2029(3)(4)(7)	1,928,320	175,596
Series K098, Class X1 1.27% due 08/25/2029(3)(4)(7)	3,350,000	318,710
Series K714, Class A2 3.03% due 10/25/2020(3)(4)	1,016,237	1,022,741
Series K033, Class A2 3.06% due 07/25/2023(3)(4)	4,682,000	4,859,260
Series W5FX, Class AFX 3.21% due 04/25/2028(3)(4)	719,000	774,791
Series K030, Class A2 3.25% due 04/25/2023(3)(4)	5,200,000	5,410,377
Series K070, Class A2 3.30% due 11/25/2027(3)(4)	681,000	736,832
Series K047, Class A2 3.33% due 05/25/2025(3)(4)	2,283,000	2,436,025
Series K077, Class AM 3.85% due 05/25/2028(3)(4)	2,745,000	3,067,253

Series K081, Class A2 3.90% due 08/25/2028(3)(4)	1,255,000	1,416,338
Series K080, Class A2 3.93% due 07/25/2028(3)(4)	1,564,000	1,768,379
Series K085, Class A2 4.06% due 10/25/2028(3)(4)	955,000	1,091,952
Federal Home Loan Mtg. Corp. REMIC
Series 3382, Class OA zero coupon due 11/15/2037(1)(13)	621,377	577,788
Series 3582, Class MO zero coupon due 10/15/2039(1)(13)	553,181	509,295
Series 4371, Class GZ 2.00% due 05/15/2042(1)	1,324,213	1,215,476
Series 4533, Class GA 3.00% due 06/15/2028(1)	417,458	428,490
Series 4474, Class HJ 3.00% due 07/15/2039(1)	169,781	175,930
Series 3934, Class PG 3.00% due 07/15/2041(1)	345,677	356,230
Series 4058, Class ME 3.50% due 06/15/2042(1)	126,000	137,165
Series 4374, Class NC 3.75% due 02/15/2046(1)	267,912	271,031
Series 2691, Class ZU 5.50% due 09/15/2033(1)	2,140,927	2,419,397
Federal Home Loan Mtg. Corp. REMIC FRS
Series 4077, Class MF 2.42% (1 ML+0.50%) due 07/15/2042(1)	341,205	342,634
Federal Home Loan Mtg. Corp. SCRT
Series 2019-1, Class MT 3.50% due 07/25/2058(1)	2,071,101	2,176,192
Series 2019-2, Class MA 3.50% due 08/25/2058(1)	33,048	34,595
Series 2019-2, Class MV 3.50% due 08/25/2058(1)	176,827	188,661
Series 2019-3, Class MA 3.50% due 10/25/2058(1)	425,594	445,660
Series 2019-3, Class MB 3.50% due 10/25/2058(1)	787,686	845,940
Series 2019-3, Class MV 3.50% due 10/25/2058(1)	227,982	243,274

		119,766,577

Federal National Mtg. Assoc. — 13.0%
2.38% due 03/01/2023	7,164,372	7,267,754
2.41% due 05/01/2023	102,055	103,722
2.42% due 10/01/2029	1,900,000	1,929,463
2.50% due 11/01/2031	94,450	95,682
2.55% due 05/01/2023	105,223	107,421
2.70% due 04/01/2025	9,722,536	10,092,143
2.77% due 03/01/2022	467,214	476,232
2.82% due 07/01/2022	2,974,865	3,053,523
2.83% due 05/01/2027	2,500,000	2,625,351
2.83% due 06/01/2027	2,000,000	2,101,589
2.84% due 04/01/2025	3,864,392	4,034,896
2.89% due 05/01/2027	3,769,126	3,963,616
2.92% due 02/01/2030	1,623,529	1,717,047
2.92% due 05/01/2030	2,000,000	2,112,391
2.93% due 01/01/2025	2,896,077	3,033,120
2.94% due 05/01/2030	1,680,000	1,776,394
2.96% due 06/01/2027	1,892,023	1,999,380
2.97% due 06/01/2030	1,954,559	2,079,527
3.00% due 11/01/2028	270,378	278,421
3.00% due 12/01/2031	1,116,448	1,145,833
3.00% due 08/01/2033	1,943,668	1,991,287
3.00% due 09/01/2034	1,949,359	1,997,154
3.00% due 07/01/2037	476,732	490,112
3.00% due 11/01/2037	910,192	935,898
3.00% due 05/01/2043	497,287	508,652
3.00% due 06/01/2043	1,594,742	1,645,053
3.00% due 09/01/2046	1,193,130	1,228,536
3.00% due 11/01/2046	4,239,012	4,364,803
3.00% due 12/01/2046	683,687	701,584
3.00% due 01/01/2048	2,949,840	3,013,584
3.00% due 02/01/2048	505,084	515,585
3.00% due 08/01/2049	2,200,690	2,243,808
3.03% due 04/01/2030	2,000,000	2,132,533
3.04% due 12/01/2024	2,542,881	2,672,603
3.07% due 09/01/2024	4,110,433	4,316,275
3.10% due 09/01/2025	3,247,446	3,437,534
3.12% due 06/01/2035	2,000,000	2,116,388
3.13% due 04/01/2030	5,000,000	5,363,553
3.13% due 06/01/2030	1,000,000	1,074,426
3.16% due 02/01/2032	2,782,748	2,964,045
3.20% due 06/01/2030	994,697	1,073,212
3.23% due 11/01/2020	4,397,844	4,416,540
3.30% due 10/01/2021	11,297,348	11,546,739
3.30% due 07/01/2030	1,005,000	1,098,389
3.49% due 12/01/2020	3,735,031	3,767,838
3.50% due 04/01/2038	860,274	893,029
3.50% due 01/01/2041	1,019,707	1,070,007
3.50% due 11/01/2041	18,261	19,188
3.50% due 01/01/2042	259,888	273,495
3.50% due 04/01/2043	116,521	122,290
3.50% due 07/01/2043	1,165,708	1,222,383
3.50% due 08/01/2043	540,278	567,027
3.50% due 03/01/2045	1,016,768	1,059,981
3.50% due 11/01/2045	642,021	669,218
3.50% due 07/01/2046	1,646,005	1,730,617
3.50% due 12/01/2046	1,495,174	1,554,299
3.50% due 01/01/2047	3,618,401	3,758,284
3.66% due 10/01/2028	1,872,064	2,068,565
3.76% due 12/01/2035	1,889,486	2,134,068
3.77% due 12/01/2025	1,480,667	1,612,539
3.81% due 12/01/2028	920,000	1,031,405
3.95% due 01/01/2027	136,901	152,723
3.99% due 07/01/2021	428,151	439,464
4.00% due 04/01/2020	635	662
4.00% due 01/01/2035	4,097,984	4,384,796
4.00% due 09/01/2040	2,513,162	2,688,958
4.00% due 11/01/2040	1,709,280	1,828,785
4.00% due 02/01/2041	196,977	210,780
4.00% due 06/01/2041	1,326,047	1,418,630
4.00% due 10/01/2041	1,175,528	1,257,716

4.00% due 11/01/2041	522,825	559,412
4.00% due 01/01/2042	3,990,723	4,263,885
4.00% due 04/01/2042	716,983	766,000
4.00% due 10/01/2042	777,760	831,237
4.00% due 12/01/2042	454,162	485,100
4.00% due 01/01/2043	1,532,686	1,639,577
4.00% due 06/01/2043	836,086	893,585
4.00% due 07/01/2043	522,076	554,772
4.00% due 04/01/2044	387,724	413,719
4.00% due 06/01/2045	1,627,341	1,734,562
4.00% due 08/01/2048	1,741,858	1,811,916
4.00% due 10/01/2049	1,800,000	1,895,917
4.00% due 11/01/2049	2,375,000	2,473,853
4.08% due 01/01/2029	812,381	924,465
4.26% due 12/01/2019	272,445	272,488
4.30% due 06/01/2021	904,101	935,227
4.50% due 05/01/2025	12,225	12,836
4.50% due 03/01/2034	73,814	79,383
4.50% due 05/01/2040	28,926	31,359
4.50% due 10/01/2040	34,260	37,140
4.50% due 02/01/2041	875,225	948,715
4.50% due 04/01/2041	1,486,060	1,611,101
4.50% due 07/01/2042	779,598	845,184
4.50% due 11/01/2042	1,722,940	1,867,587
4.50% due 01/01/2043	1,288,572	1,396,806
4.50% due 04/01/2044	96,707	104,819
4.50% due 06/01/2044	3,581,293	3,873,806
4.50% due 07/01/2049	2,490,712	2,670,619
4.50% due 09/01/2049	1,135,818	1,239,412
5.00% due 03/01/2034	15,779	17,235
5.00% due 04/01/2034	22,831	25,202
5.00% due 05/01/2035	13,028	14,380
5.00% due 07/01/2035	44,211	48,546
5.00% due 08/01/2035	29,924	33,015
5.00% due 09/01/2035	10,043	11,050
5.00% due 10/01/2035	40,593	44,831
5.00% due 10/01/2039	20,236	22,364
5.00% due 11/01/2039	48,436	53,501
5.00% due 12/01/2039	49,398	54,568
5.00% due 02/01/2040	39,486	43,632
5.00% due 06/01/2040	31,189	34,455
5.00% due 03/01/2042	5,619,776	6,183,864
5.50% due 11/01/2034	3,284	3,696
5.50% due 01/01/2036	125,055	140,816
5.50% due 11/01/2036	38,202	43,037
5.50% due 06/01/2037	117,544	131,910
5.50% due 08/01/2037	114,557	128,654
5.50% due 01/01/2038	20,230	22,670
5.50% due 12/01/2038	2,706,755	3,046,387
5.58% due 03/01/2038	1,580,622	1,768,593
6.00% due 02/01/2033	40,681	45,086
6.00% due 10/01/2035	12,011	13,774
6.00% due 01/01/2036	16,488	18,943
6.00% due 02/01/2037	11,810	13,590
6.00% due 03/01/2037	6,613	7,610
6.00% due 04/01/2037	11,576	13,293
6.00% due 06/01/2037	111,928	126,683
6.00% due 06/01/2038	52,793	60,752
6.00% due 10/01/2038	6,657	7,637
Federal National Mtg. Assoc. Grantor Trust
Series 2017-T1, Class A 2.90% due 06/25/2027	1,524,397	1,588,531
Federal National Mtg. Assoc. REMIC
Series 2008-11, Class DO zero coupon due 03/25/2038(1)(13)	1,002,132	884,126
Series 2012-96, Class CB 1.50% due 04/25/2039(1)	572,265	568,320
Series 2013-53, Class CB 2.00% due 10/25/2040(1)	152,429	152,100
Series 2016-19, Class AD 2.00% due 04/25/2046(1)	272,328	270,328
Series 2015-M7, Class A2 2.59% due 12/25/2024(3)	3,280,000	3,367,100
Series 2015-M3, Class A2 2.72% due 10/25/2024(3)	15,000,000	15,490,403
Series 2016-38, Class NA 3.00% due 01/25/2046(1)	577,285	597,595
Series 2010-43, Class AH 3.25% due 05/25/2040(1)	164,187	171,103
Series 2014-7, Class VA 3.50% due 05/25/2025(1)	414,804	426,918
Series 2014-10, Class KM 3.50% due 09/25/2043(1)	437,468	452,489
Series 2011-104, Class NY 4.00% due 03/25/2039(1)	1,137,590	1,175,750
Series 2010-113, Class GB 4.00% due 10/25/2040(1)	180,964	194,141
Series 2010-45, Class A1 5.00% due 02/25/2021(1)(7)	20,601	194
Series 2010-47, Class MB 5.00% due 09/25/2039(1)	1,740,706	1,943,825
Series 2005-93, Class PZ 5.50% due 10/25/2035(1)	1,520,428	1,818,958
Series 2002-56, Class ZQ 6.00% due 09/25/2032(1)	471,104	541,320
Series 2005-109, Class GE 6.00% due 12/25/2035(1)	1,397,000	1,686,253
Series 2009-39, Class Z 6.00% due 06/25/2039(1)	2,812,085	3,251,809
Federal National Mtg. Assoc. REMIC FRS
Series 2015-M17, Class FA 3.10% (1 ML+0.93%) due 11/25/2022(3)	344,281	344,890
Federal National Mtg. Assoc. REMIC VRS
Series 2017-M3, Class A2 2.48% due 12/25/2026(3)(4)	1,850,000	1,898,067
Series 2017-M4, Class A2 2.59% due 12/25/2026(3)(4)	2,403,000	2,480,216
Series 2015-N8, Class A2 2.90% due 01/25/2025(3)(4)	2,000,000	2,076,654
Series 2015-M2, Class A3 3.04% due 12/25/2024(3)(4)	869,640	911,166
Series 2018-M4, Class A2 3.04% due 03/25/2028(3)(4)	845,000	894,804
Series 2017-M8, Class A2 3.06% due 05/25/2027(3)(4)	1,200,000	1,270,266
Series 2017-M12, Class A2 3.08% due 06/25/2027(3)(4)	1,248,000	1,322,717

Series 2015-M10, Class A2 3.09% due 04/25/2027(3)(4)	1,556,000	1,647,889
Series 2018-M3, Class A2 3.09% due 02/25/2030(3)(4)	606,000	643,463
Series 2017-M5, Class A2 3.18% due 04/25/2029(3)(4)	1,062,000	1,142,545
Series 2018-M10, Class A2 3.38% due 07/25/2028(3)(4)	1,514,000	1,642,902
Series 2019-M2, Class A2 3.63% due 11/25/2028(3)(4)	2,250,000	2,496,132
Series 2018-M12, Class A2 3.64% due 08/25/2030(3)(4)	1,800,000	2,006,894

		250,492,669

Government National Mtg. Assoc. — 6.8%
3.00% due 11/20/2044	494,654	511,548
3.00% due 04/20/2045	659,121	682,004
3.00% due 04/20/2046	179,778	186,029
3.00% due 08/20/2046	323,904	334,990
3.00% due 09/20/2046	817,203	845,599
3.00% due 11/20/2047	4,240,382	4,372,217
3.00% due 01/20/2048	7,020,601	7,235,269
3.00% due November 30 TBA	4,075,000	4,194,700
3.00% due December 30 TBA	3,700,000	3,806,958
3.50% due 10/20/2033	914,696	957,639
3.50% due 11/15/2040	71,554	75,505
3.50% due 12/15/2041	127,062	134,373
3.50% due 02/15/2042	182,845	192,918
3.50% due 04/15/2042	24,504	25,852
3.50% due 05/20/2046	906,503	949,832
3.50% due 11/20/2047	11,904,144	12,394,863
3.50% due 06/20/2049	2,222,078	2,307,218
3.50% due 07/20/2049	1,786,082	1,854,690
3.50% due 08/20/2049	448,011	465,555
3.50% due 09/20/2049	1,496,859	1,555,797
3.50% due November 30 TBA	2,250,000	2,335,078
4.00% due 12/20/2042	1,210,098	1,285,757
4.00% due 09/20/2044	397,413	422,237
4.00% due 03/20/2048	181,130	189,609
4.00% due 05/20/2048	483,710	504,801
4.00% due 05/20/2049	2,759,981	2,874,499
4.00% due 06/20/2049	5,460,328	5,687,194
4.00% due 07/20/2049	917,510	956,687
4.00% due November 30 TBA	2,350,000	2,443,633
4.25% due 01/20/2045	1,537,521	1,644,602
4.25% due 02/20/2045	1,633,685	1,746,072
4.25% due 04/20/2045	1,403,494	1,496,204
4.25% due 06/20/2045	887,268	945,933
4.50% due 04/15/2039	74,525	83,512
4.50% due 05/15/2039	36,176	39,777
4.50% due 09/15/2039	47,850	52,706
4.50% due 01/15/2040	187,448	204,241
4.50% due 02/15/2040	221,981	241,632
4.50% due 03/15/2040	90,831	98,879
4.50% due 04/15/2040	114,183	124,611
4.50% due 06/15/2040	155,333	169,692
4.50% due 07/15/2040	48,737	53,142
4.50% due 01/20/2041	93,632	101,266
4.50% due 06/20/2041	93,784	101,414
4.50% due 09/20/2041	1,447,567	1,565,307
4.50% due 07/20/2045	1,186,046	1,253,287
4.50% due 05/20/2048	1,883,078	2,005,060
4.50% due 05/20/2049	1,696,117	1,778,195
4.50% due 09/20/2049	4,131,183	4,501,900
4.50% due November 30 TBA	275,100	287,995
4.50% due December 30 TBA	274,901	287,637
5.50% due 12/15/2036	64,945	72,774
5.50% due 04/15/2038	14,887	16,717
5.50% due 01/20/2042	43,507	48,539
6.00% due 12/15/2032	31,381	35,040
6.00% due 01/15/2039	35,418	39,144
Government National Mtg. Assoc. REMIC
Series 2010-157, Class OP zero coupon due 12/20/2040(1)(13)	226,218	204,627
Series 2013-169, Class KV 2.50% due 07/20/2032(1)	225,000	226,202
Series 2011-123, Class MA 4.00% due 07/20/2041(1)	162,000	177,164
Series 2012-12, Class KN 4.50% due 09/20/2041(1)	161,133	173,708
Series 2005-55, Class Z 4.75% due 07/20/2035(1)	3,186,072	3,517,200
Series 2009-92, Class ZC 5.00% due 10/20/2039(1)	1,519,428	1,726,652
Series 2010-105, Class B 5.00% due 08/20/2040(1)	1,527,789	1,705,869
Series 2009-33, Class DB 5.50% due 05/20/2039(1)	197,832	200,031
Government National Mtg. Assoc. REMIC FRS
Series 2015-H15, Class FJ 2.53% (1 ML+0.44%) due 06/20/2065(1)	785,371	783,285
Series 2015-H16, Class FG 2.53% (1 ML+0.44%) due 07/20/2065(1)	1,347,988	1,344,359
Series 2015-H16, Class FL 2.53% (1 ML+0.44%) due 07/20/2065(1)	2,964,626	2,956,378
Series 2011-H06, Class FA 2.54% (1 ML+0.45%) due 02/20/2061(1)	1,208,947	1,207,180
Series 2015-H05, Class FC 2.57% (1 ML+0.48%) due 02/20/2065(1)	3,585,394	3,581,108
Series 2015-H06, Class FA 2.57% (1 ML+0.48%) due 02/20/2065(1)	2,797,464	2,794,935
Series 2015-H08, Class FC 2.57% (1 ML+0.48%) due 03/20/2065(1)	6,391,209	6,383,798
Series 2015-H12, Class FA 2.57% (1 ML+0.48%) due 05/20/2065(1)	2,240,824	2,238,267
Series 2013-H18, Class EA 2.59% (1 ML+0.50%) due 07/20/2063(1)	2,023,987	2,023,780

Series 2015-H23, Class FB 2.61% (1 ML+0.52%) due 09/20/2065(1)	1,150,143	1,150,455
Series 2015-H30, Class FE 2.69% (1 ML+0.60%) due 11/20/2065(1)	3,158,016	3,168,760
Series 2015-H07, Class ES 2.70% (1 ML+0.47%) due 02/20/2065(1)	2,134,346	2,132,522
Series 2015-H10, Class FC 2.71% (1 ML+0.48%) due 04/20/2065(1)	3,745,046	3,740,423
Series 2015-H26, Class FG 2.75% (1 ML+0.52%) due 10/20/2065(1)	796,230	796,445
Series 2015-H32, Class FH 2.75% (1 ML+0.66%) due 12/20/2065(1)	934,155	939,454
Series 2012-H08, Class FB 2.83% (1 ML+0.60%) due 03/20/2062(1)	1,516,672	1,519,454
Series 2014-H09, Class TA 2.83% (1 ML+0.60%) due 04/20/2064(1)	945,887	947,992
Series 2015-H29, Class FL 2.83% (1 ML+0.60%) due 11/20/2065(1)	2,836,308	2,845,669
Series 2016-H26, Class FC 3.09% (1 ML+1.00%) due 12/20/2066(1)	591,603	600,372
Government National Mtg. Assoc. REMIC VRS
Series 2014-168, Class VB 3.40% due 06/16/2047(3)(4)	812,635	852,769
Series 2015-137, Class WA 5.48% due 01/20/2038(1)(4)	45,470	51,996
Series 2015-137, Class W 5.54% due 10/20/2040(1)(4)	2,419,014	2,726,344

		131,495,527

Resolution Funding Corp — 0.1%
zero coupon due 07/15/2020	1,350,000	1,333,930
zero coupon due 01/15/2030	1,000,000	801,577

		2,135,507

Small Business Administration — 0.4%
Series 2013-20D, Class 1 2.08% due 04/01/2033	945,248	942,876
Series 2012-20H, Class 1 2.37% due 08/01/2032	535,577	541,089
Series 2013-20F, Class 1 2.45% due 06/01/2033	1,342,098	1,357,004
Series 2013-20G, Class 1 3.15% due 07/01/2033	1,925,876	2,004,626
Series 2013-20H, Class 1 3.16% due 08/01/2033	1,723,500	1,795,440
Series 2013-20I, Class 1 3.62% due 09/01/2033	880,980	936,885

		7,577,920

Tennessee Valley Authority — 0.0%
4.25% due 09/15/2065	405,000	556,690
4.63% due 09/15/2060	240,000	348,276

		904,966

Uniform Mtg. Backed Securities — 1.3%
2.50% due November 15 TBA	3,724,264	3,764,271
2.50% due December 15 TBA	9,625,736	9,724,625
3.00% due December 15 TBA	5,450,000	5,578,799
3.50% due November 30 TBA	1,800,000	1,848,094
3.50% due December 15 TBA	2,600,000	2,693,336
5.00% due November 30 TBA	550,000	588,220

		24,197,345

Total U.S. Government Agencies (cost $528,426,526)		536,570,511

U.S. GOVERNMENT TREASURIES — 18.1%
United States Treasury Bonds — 11.9%
zero coupon due 05/15/2020 STRIPS	840,000	832,774
zero coupon due 02/15/2021 STRIPS	1,035,000	1,013,507
zero coupon due 05/15/2021 STRIPS	8,255,000	8,053,110
zero coupon due 08/15/2021 STRIPS	2,430,000	2,362,003
zero coupon due 11/15/2021 STRIPS	1,335,000	1,292,898
zero coupon due 02/15/2022 STRIPS	2,070,000	1,996,605
zero coupon due 05/15/2022 STRIPS	3,980,000	3,823,742
zero coupon due 08/15/2022 STRIPS	1,785,000	1,709,433
zero coupon due 11/15/2022 STRIPS	7,260,000	6,925,876
zero coupon due 02/15/2023 STRIPS	7,735,000	7,347,553
zero coupon due 05/15/2023 STRIPS	8,880,000	8,399,160
zero coupon due 08/15/2023 STRIPS	3,185,000	3,001,647
zero coupon due 05/15/2024 STRIPS	90,000	83,694
zero coupon due 11/15/2024 STRIPS	710,000	654,658
zero coupon due 02/15/2025 STRIPS	800,000	734,477
zero coupon due 08/15/2026 STRIPS	90,000	80,225
zero coupon due 11/15/2026 STRIPS	3,240,000	2,874,436
zero coupon due 02/15/2027 STRIPS	4,290,000	3,789,872
zero coupon due 05/15/2027 STRIPS	2,430,000	2,134,376
zero coupon due 08/15/2027 STRIPS	1,170,000	1,022,758
zero coupon due 11/15/2027 STRIPS	1,620,000	1,410,078
zero coupon due 02/15/2028 STRIPS	1,800,000	1,557,234
zero coupon due 05/15/2028 STRIPS	2,970,000	2,556,699
zero coupon due 08/15/2028 STRIPS	1,440,000	1,232,734
zero coupon due 11/15/2028 STRIPS	1,260,000	1,072,997
zero coupon due 11/15/2029 STRIPS	4,210,000	3,506,146
zero coupon due 02/15/2030 STRIPS	3,330,000	2,758,156
zero coupon due 05/15/2030 STRIPS	2,700,000	2,223,898
zero coupon due 11/15/2030 STRIPS	1,270,000	1,034,329
zero coupon due 02/15/2031 STRIPS	800,000	647,967
zero coupon due 05/15/2031 STRIPS	2,520,000	2,028,158
zero coupon due 08/15/2031 STRIPS	2,000,000	1,598,682

zero coupon due 11/15/2031 STRIPS	2,440,000	1,939,084
zero coupon due 02/15/2032 STRIPS	2,490,000	1,967,469
zero coupon due 05/15/2032 STRIPS	5,010,000	3,934,026
zero coupon due 08/15/2032 STRIPS	2,800,000	2,184,676
zero coupon due 11/15/2032 STRIPS	2,770,000	2,150,065
zero coupon due 02/15/2033 STRIPS	490,000	377,682
zero coupon due 05/15/2033 STRIPS	400,000	306,754
zero coupon due 08/15/2033 STRIPS	630,000	479,444
zero coupon due 11/15/2033 STRIPS	5,725,000	4,334,699
zero coupon due 02/15/2034 STRIPS	1,765,000	1,325,838
zero coupon due 05/15/2034 STRIPS	6,300,000	4,700,446
zero coupon due 08/15/2034 STRIPS	540,000	400,963
zero coupon due 11/15/2034 STRIPS	630,000	464,936
zero coupon due 02/15/2035 STRIPS	540,000	395,943
zero coupon due 05/15/2035 STRIPS	990,000	721,098
1.75% due 01/15/2028 TIPS(8)	1,432,829	1,612,492
2.25% due 08/15/2046	9,153,000	9,280,999
2.50% due 01/15/2029 TIPS(8)	4,552,798	5,507,584
2.50% due 02/15/2045	3,900,000	4,148,930
2.75% due 08/15/2042	1,300,000	1,442,086
2.75% due 11/15/2042	150,000	166,371
2.88% due 05/15/2043	13,146,800	14,891,319
2.88% due 08/15/2045	2,600,000	2,962,273
2.88% due 11/15/2046	4,899,000	5,603,423
2.88% due 05/15/2049	59,000	67,984
3.00% due 02/15/2048	13,991,200	16,419,438
3.13% due 02/15/2043	3,050,000	3,594,830
3.50% due 02/15/2039(12)	13,451,000	16,695,003
3.63% due 08/15/2043	3,900,000	4,971,738
3.63% due 02/15/2044	1,250,000	1,597,559
3.75% due 11/15/2043	21,669,000	28,171,393
3.88% due 08/15/2040	2,200,000	2,874,695
4.25% due 05/15/2039	270,000	368,476
4.25% due 11/15/2040	543,000	745,183
4.38% due 02/15/2038	649,000	892,831
4.38% due 05/15/2041	1,400,000	1,956,445
5.25% due 11/15/2028	90,000	117,011

		229,531,068

United States Treasury Notes — 6.2%
0.13% due 01/15/2022 TIPS(8)	4,398,135	4,367,770
1.38% due 01/15/2020 TIPS(8)	2,159,284	2,159,284
1.38% due 08/31/2023	3,500,000	3,481,406
1.50% due 02/28/2023	2,000,000	1,998,438
1.63% due 02/15/2026	11,400	11,420
1.75% due 11/30/2021	18,715,000	18,791,030
1.75% due 07/15/2022	3,450,000	3,470,350
1.75% due 09/30/2022	2,975,000	2,994,872
1.75% due 01/31/2023	4,000,000	4,028,125
1.75% due 05/15/2023	2,808,000	2,829,279
2.00% due 10/31/2021	9,500,000	9,582,383
2.13% due 06/30/2022	1,000,000	1,015,781
2.13% due 02/29/2024	263,000	269,503
2.25% due 10/31/2024	1,000,000	1,033,867
2.25% due 11/15/2024	58,000	59,960
2.25% due 02/15/2027	309,000	322,615
2.50% due 08/15/2023	2,000,000	2,071,250
2.63% due 05/15/2021	1,526,900	1,550,758
2.75% due 09/15/2021	55,300,000	56,509,688
2.75% due 05/31/2023	377,000	392,978
2.75% due 11/15/2023	600,000	628,500
2.88% due 05/31/2025	3,041,000	3,251,969
2.88% due 05/15/2028	245,000	268,744

		121,089,970

Total U.S. Government Treasuries (cost $331,873,837)		350,621,038

MUNICIPAL BONDS & NOTES — 1.3%
New Jersey Economic Development Authority Revenue Bonds Series B zero coupon due 02/15/2023	5,231,000	4,835,902
New Jersey Economic Development Authority Revenue Bonds Series A 7.43% due 02/15/2029	3,828,000	4,875,609
Ohio State University Revenue Bonds 4.05% due 12/01/2056	244,000	287,593
Oklahoma Development Finance Authority Revenue Bonds 5.45% due 08/13/2028	1,578,000	1,832,610
School District of Philadelphia General Obligation Bonds 6.62% due 06/01/2030	1,250,000	1,573,825
School District of Philadelphia General Obligation Bonds 6.77% due 06/01/2040	840,000	1,145,458
State of California General Obligation Bonds 7.30% due 10/01/2039	360,000	556,916
State of California General Obligation Bonds 7.60% due 11/01/2040	2,700,000	4,555,710
Village of Bridgeview, Illinois General Obligation Bonds 5.06% due 12/01/2025	400,000	415,240
Village of Bridgeview, Illinois General Obligation Bonds 5.14% due 12/01/2036	3,955,000	4,045,728

Total Municipal Bonds & Notes (cost $22,564,829)		24,124,591

FOREIGN GOVERNMENT OBLIGATIONS — 0.3%
Electric-Distribution — 0.0%
Hydro-Quebec Government Guar. Notes 8.05% due 07/07/2024	360,000	456,690

Regional Authority — 0.0%
Province of Ontario, Canada Debentures 7.13% due 02/09/2024	540,000	654,079

Sovereign — 0.3%
Israel Government USAID Series 1 Government Guar. Notes zero coupon due 11/01/2024	380,000	345,739
Israel Government USAID Series 2 Government Guar. Notes zero coupon due 11/01/2024	1,350,000	1,228,632
Republic of Colombia Senior Notes 4.00% due 02/26/2024	200,000	211,324
Republic of Colombia Senior Notes 4.50% due 01/28/2026	314,000	343,516
Republic of Colombia Senior Notes 7.38% due 09/18/2037	100,000	141,751
Republic of Panama Senior Notes 4.50% due 04/16/2050	200,000	234,602
Republic of Peru Senior Notes 5.63% due 11/18/2050	54,000	79,178
United Mexican States Senior Notes 3.75% due 01/11/2028	547,000	570,247
United Mexican States Senior Bonds 4.13% due 01/21/2026	200,000	214,702
United Mexican States Senior Bonds 4.60% due 02/10/2048	400,000	433,004
United Mexican States Senior Bonds 4.75% due 03/08/2044	1,080,000	1,176,660

		4,979,355

Total Foreign Government Obligations (cost $5,826,917)		6,090,124

PREFERRED SECURITIES/CAPITAL SECURITIES — 0.7%
Banks-Commercial — 0.2%
Macquarie Bank, Ltd. 6.13% due 03/08/2027*(9)	3,380,000	3,464,500

Diversified Banking Institutions — 0.5%
Bank of America Corp. Series FF 5.88% due 03/15/2028(9)	2,659,000	2,923,437
Bank of America Corp. Series AA 6.10% due 03/17/2025(9)	3,392,000	3,754,215
Bank of America Corp. Series Z 6.50% due 10/23/2024(9)	2,200,000	2,494,514

		9,172,166

Insurance-Life/Health — 0.0%
Dai-ichi Life Insurance Co., Ltd. 4.00% due 07/24/2026*(9)	316,000	329,754
Harborwalk Funding Trust 5.08% due 02/15/2069*	470,000	570,251

		900,005

Insurance-Property/Casualty — 0.0%
Progressive Corp. Series B 5.38% due 03/15/2023(9)	180,000	188,057

Pipelines — 0.0%
Enbridge, Inc. 6.25% due 03/01/2028	200,000	215,096

Total Preferred Securities/Capital Securities (cost $12,948,139)		13,939,824

WARRANTS — 0.0%
Central Bank — 0.0%
Central Bank of Nigeria Expires 11/15/2020 (strike price $250.00) †(11) (cost $0)	250	10,000

Total Long-Term Investment Securities (cost $1,855,353,441)		1,927,616,499

SHORT-TERM INVESTMENT SECURITIES — 2.5%
Registered Investment Companies — 1.3%
State Street Institutional Liquid Reserves Fund, Trust Class 1.87%(10)	25,662,638	25,667,771

U.S. Government Agencies — 1.2%
Federal Home Loan Bank Disc. Notes 1.42% due 11/01/2019	$21,836,000	21,836,000

Total Short-Term Investment Securities (cost $47,501,881)		47,503,771

TOTAL INVESTMENTS (cost $1,902,855,322)	102.2%	1,975,120,270
Liabilities in excess of other assets	(2.2)	(41,989,867)

NET ASSETS	100.0%	$1,933,130,403

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At October 31, 2019, the aggregate value of these securities was $403,173,756 representing 20.9% of net assets.

(1)	Collateralized Mortgage Obligation
(2)	Collateralized Loan Obligation
(3)	Commercial Mortgage Backed Security
(4)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(5)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. The rate reflected is as of October 31, 2019.
(6)	PIK (“Payment-in-Kind”) security — Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in cash at the coupon rate listed.
(7)	Interest Only
(8)	Principal amount of security is adjusted for inflation.
(9)	Perpetual maturity - maturity date reflects the next call date.
(10)	The rate shown is the 7-day yield as of October 31, 2019.
(11)	Securities classified as Level 3 (see Note 1).
(12)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(13)	Principal only

CLO  — Collateralized Loan Obligation

REMIC  — Real Estate Mortgage Investment Conduit

SCRT  — Structured Credit Risk Transfer

STRIPS  — Separate Trading of Registered Interest and Principal Securities

TBA —

Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

TIPS  — Treasury Inflation Protected Securities

ULC  — Unlimited Liability Corp.

USAID  — United States Agency for International Development

FRS  — Floating Rate Security

VRS  — Variable Rate Security

The rates on FRS and VRS are the current interest rates as of October 31, 2019 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML	— 1 Month USD LIBOR
3 ML	— 3 Month USD LIBOR
6 ML	— 6 Month USD LIBOR

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
248	Short	U.S. Treasury 10 Year Ultra Notes	December 2019	$35,454,728	$35,243,125	$211,603

						Unrealized (Depreciation)
231	Long	U.S. Treasury Ultra Bonds	December 2019	$45,418,543	$43,832,250	$(1,586,293)
201	Long	U.S. Treasury 2 Year Notes	December 2019	43,415,139	43,335,914	(79,225)
122	Long	U.S. Treasury 5 Year Notes	December 2019	14,604,852	14,542,781	(62,071)

						$(1,727,589)

		Net Unrealized Appreciation (Depreciation)				$(1,515,986)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2019 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed Securities:
Diversified Financial Services	$—	$337,353,800	$14,397,455	$351,751,255
U.S. Corporate Bonds & Notes	—	492,124,352	—	492,124,352
Foreign Corporate Bonds & Notes:
Paper & Related Products	—	—	22,540	22,540
Other Industries	—	152,362,264	—	152,362,264
U.S. Government Agencies	—	536,570,511	—	536,570,511
U.S. Government Treasuries	—	350,621,038	—	350,621,038
Municipal Bonds & Notes	—	24,124,591	—	24,124,591
Foreign Government Obligations	—	6,090,124	—	6,090,124
Preferred Securities/Capital Securities	—	13,939,824	—	13,939,824
Warrants	—	—	10,000	10,000
Short-Term Investment Securities:
Registered Investment Companies	25,667,771	—	—	25,667,771
U.S. Government Agencies	—	21,836,000	—	21,836,000

Total Investments at Value	$25,667,771	$1,935,022,504	$14,429,995	$1,975,120,270

Other Financial Instruments:+
Futures Contracts	$211,603	$—	$—	$211,603

LIABILITIES:
Other Financial Instruments:+
Futures Contracts	$1,727,589	$—	$—	$1,727,589

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Amounts presented represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio. There were no material Level 3 transfers during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA JPMorgan Mid-Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2019 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS — 97.4%
Advertising Services — 0.9%
Trade Desk, Inc., Class A†	16,900	$3,393,520

Aerospace/Defense-Equipment — 1.1%
HEICO Corp., Class A	46,020	4,384,325

Applications Software — 1.7%
Intuit, Inc.	13,900	3,579,250
ServiceNow, Inc.†	13,000	3,214,380

		6,793,630

Auto/Truck Parts & Equipment-Original — 0.6%
Aptiv PLC	26,600	2,382,030

Banks-Commercial — 1.6%
East West Bancorp, Inc.	54,100	2,321,972
First Republic Bank	35,500	3,775,780

		6,097,752

Building & Construction Products-Misc. — 1.0%
Fortune Brands Home & Security, Inc.	66,800	4,011,340

Building Products-Cement — 1.7%
Vulcan Materials Co.	45,200	6,457,724

Building-Mobile Home/Manufactured Housing — 0.5%
Thor Industries, Inc.	31,200	1,973,712

Building-Residential/Commercial — 0.9%
NVR, Inc.†	950	3,454,761

Commercial Services — 0.9%
CoStar Group, Inc.†	6,600	3,626,832

Commercial Services-Finance — 5.9%
Global Payments, Inc.	64,500	10,912,110
IHS Markit, Ltd.†	75,600	5,293,512
S&P Global, Inc.	17,500	4,514,825
Square, Inc., Class A†	34,400	2,113,192

		22,833,639

Communications Software — 0.2%
Slack Technologies, Inc., Class A†	35,500	781,000

Computer Aided Design — 1.8%
Synopsys, Inc.†	52,100	7,072,575

Computer Data Security — 0.7%
Crowdstrike Holdings, Inc., Class A†	26,800	1,337,588
Zscaler, Inc.†	29,200	1,284,216

		2,621,804

Computer Software — 0.9%
Splunk, Inc.†	29,800	3,574,808

Consulting Services — 3.2%
Booz Allen Hamilton Holding Corp.	88,100	6,199,597
FTI Consulting, Inc.†	21,600	2,351,592
Verisk Analytics, Inc.	28,000	4,051,600

		12,602,789

Containers-Metal/Glass — 1.5%
Ball Corp.	85,600	5,989,432

Data Processing/Management — 3.7%
Fair Isaac Corp.†	8,100	2,462,724
Fidelity National Information Services, Inc.	13,323	1,755,438
Fiserv, Inc.†	97,000	10,295,580

		14,513,742

Decision Support Software — 0.9%
MSCI, Inc.	15,000	3,518,400

Distribution/Wholesale — 1.6%
Copart, Inc.†	74,400	6,148,416

Diversified Manufacturing Operations — 2.2%
Ingersoll-Rand PLC	51,200	6,496,768
Parker-Hannifin Corp.	11,500	2,110,135

		8,606,903

Drug Delivery Systems — 1.1%
DexCom, Inc.†	28,100	4,334,144

E-Commerce/Products — 0.4%
Wayfair, Inc., Class A†	20,400	1,677,492

E-Commerce/Services — 0.3%
Lyft, Inc., Class A†	31,900	1,321,936

Electric Products-Misc. — 1.3%
AMETEK, Inc.	54,500	4,994,925

Electronic Components-Misc. — 0.8%
Garmin, Ltd.	34,114	3,198,188

Electronic Components-Semiconductors — 4.8%
Advanced Micro Devices, Inc.†	262,300	8,899,839
Marvell Technology Group, Ltd.	137,225	3,346,918
Microchip Technology, Inc.	28,400	2,677,836
Xilinx, Inc.	43,400	3,938,116

		18,862,709

Electronic Connectors — 1.5%
Amphenol Corp., Class A	59,200	5,939,536

Electronic Measurement Instruments — 2.1%
FLIR Systems, Inc.	47,100	2,428,476
Keysight Technologies, Inc.†	58,100	5,862,871

		8,291,347

Enterprise Software/Service — 2.3%
Black Knight, Inc.†	38,500	2,471,700
Paycom Software, Inc.†	11,400	2,411,442
Veeva Systems, Inc., Class A†	29,900	4,240,717

		9,123,859

Entertainment Software — 1.7%
Take-Two Interactive Software, Inc.†	54,692	6,582,182

Finance-Investment Banker/Broker — 0.3%
TD Ameritrade Holding Corp.	28,500	1,093,830

Finance-Other Services — 0.9%
Nasdaq, Inc.	33,800	3,372,226

Gambling (Non-Hotel) — 0.6%
Red Rock Resorts, Inc., Class A	100,500	2,188,890

Hotels/Motels — 1.4%
Hilton Worldwide Holdings, Inc.	54,966	5,329,503

Insurance-Property/Casualty — 0.8%
Progressive Corp.	45,100	3,143,470

Internet Application Software — 1.2%
Anaplan, Inc.†	35,300	1,666,160
Okta, Inc.†	28,200	3,075,774

		4,741,934

Internet Content-Information/News — 1.3%
Spotify Technology SA†	35,300	5,093,790

Internet Security — 1.7%
Palo Alto Networks, Inc.†	14,000	3,183,460

Proofpoint, Inc.†	29,500	3,403,415

		6,586,875

Internet Telephone — 0.6%
RingCentral, Inc., Class A†	13,200	2,132,064

Machinery-General Industrial — 0.8%
Nordson Corp.	20,600	3,230,286

Medical Labs & Testing Services — 1.7%
Catalent, Inc.†	41,300	2,009,245
Teladoc Health, Inc.†	59,200	4,534,720

		6,543,965

Medical-Biomedical/Gene — 3.4%
Alnylam Pharmaceuticals, Inc.†	18,500	1,604,690
BioMarin Pharmaceutical, Inc.†	14,600	1,068,866
Exact Sciences Corp.†	42,400	3,688,800
Exelixis, Inc.†	117,200	1,810,740
Illumina, Inc.†	6,720	1,985,894
Intercept Pharmaceuticals, Inc.†	15,800	1,149,924
Sage Therapeutics, Inc.†	15,400	2,089,010

		13,397,924

Medical-Drugs — 1.0%
Jazz Pharmaceuticals PLC†	30,746	3,862,620

Medical-HMO — 2.1%
Centene Corp.†	51,900	2,754,852
WellCare Health Plans, Inc.†	18,400	5,457,440

		8,212,292

Medical-Hospitals — 0.4%
Acadia Healthcare Co., Inc.†	57,100	1,712,429

Networking Products — 1.0%
Arista Networks, Inc.†	16,400	4,010,948

Non-Hazardous Waste Disposal — 2.2%
Waste Connections, Inc.	90,600	8,371,440

Office Automation & Equipment — 1.4%
Zebra Technologies Corp., Class A†	23,588	5,610,878

Office Supplies & Forms — 1.2%
Avery Dennison Corp.	37,900	4,845,894

Oil Companies-Exploration & Production — 0.4%
Concho Resources, Inc.	24,700	1,667,744

Patient Monitoring Equipment — 1.1%
Insulet Corp.†	28,300	4,112,556

Power Converter/Supply Equipment — 1.1%
Generac Holdings, Inc.†	43,400	4,191,572

Publishing-Newspapers — 0.6%
New York Times Co., Class A	76,600	2,366,940

Real Estate Management/Services — 1.1%
CBRE Group, Inc., Class A†	78,900	4,225,095

Respiratory Products — 1.3%
ResMed, Inc.	33,100	4,896,152

Retail-Apparel/Shoe — 4.1%
American Eagle Outfitters, Inc.	71,800	1,104,284
Burlington Stores, Inc.†	11,900	2,286,823
Lululemon Athletica, Inc.†	28,392	5,799,634
Ross Stores, Inc.	61,500	6,744,705

		15,935,446

Retail-Auto Parts — 3.0%
O’Reilly Automotive, Inc.†	26,700	11,628,117

Retail-Discount — 1.0%
Dollar General Corp.	24,600	3,944,364

Retail-Gardening Products — 1.1%
Tractor Supply Co.	46,800	4,446,936

Retail-Restaurants — 0.7%
Chipotle Mexican Grill, Inc.†	3,300	2,567,928

Retail-Vision Service Center — 0.5%
National Vision Holdings, Inc.†	88,200	2,099,160

Schools — 1.0%
Bright Horizons Family Solutions, Inc.†	24,800	3,683,296

Semiconductor Equipment — 2.9%
KLA Corp.	28,400	4,800,736
Lam Research Corp.	24,500	6,640,480

		11,441,216

Therapeutics — 0.2%
Agios Pharmaceuticals, Inc.†	23,700	712,896

Tools-Hand Held — 1.1%
Stanley Black & Decker, Inc.	27,700	4,191,841

Transport-Truck — 1.0%
Old Dominion Freight Line, Inc.	22,100	4,023,968

Veterinary Diagnostics — 0.7%
Elanco Animal Health, Inc.†	96,500	2,607,430

Web Hosting/Design — 0.7%
Shopify, Inc., Class A†	9,000	2,822,130

Total Long-Term Investment Securities (cost $310,614,035)		380,211,497

REPURCHASE AGREEMENTS — 3.1%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.25%, dated 10/31/2019, to be repurchased 11/01/2019 in the amount of $12,171,085 collateralized by $12,070,000 of United States Treasury Notes, bearing interest at 2.00% due 11/15/2026 and having an approximate value of $12,414,430 (cost $12,171,000)	$12,171,000	12,171,000

TOTAL INVESTMENTS (cost $322,785,035)	100.5%	392,382,497
Liabilities in excess of other assets	(0.5)	(2,029,105)

NET ASSETS	100.0%	$390,353,392

†	Non-income producing security

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2019 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$380,211,497	$—	$—	$380,211,497
Repurchase Agreements	—	12,171,000	—	12,171,000

Total Investments at Value	$380,211,497	$12,171,000	$—	$392,382,497

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Large Cap Growth Index Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2019 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 96.1%
Aerospace/Defense — 2.1%
Boeing Co.	10,146	$3,448,727
Lockheed Martin Corp.	2,830	1,066,004
Raytheon Co.	2,273	482,353
TransDigm Group, Inc.	942	495,756

		5,492,840

Aerospace/Defense-Equipment — 0.6%
L3Harris Technologies, Inc.	2,204	454,707
United Technologies Corp.	7,390	1,061,056

		1,515,763

Agricultural Chemicals — 0.1%
CF Industries Holdings, Inc.	1,782	80,814
Mosaic Co.	3,167	62,960

		143,774

Apparel Manufacturers — 0.3%
Hanesbrands, Inc.	3,019	45,919
Tapestry, Inc.	3,648	94,337
Under Armour, Inc., Class A†	2,321	47,929
Under Armour, Inc., Class C†	2,398	44,363
VF Corp.	6,197	509,951

		742,499

Applications Software — 9.3%
Intuit, Inc.	4,936	1,271,020
Microsoft Corp.	144,921	20,777,324
salesforce.com, Inc.†	16,646	2,604,932

		24,653,276

Athletic Footwear — 0.4%
NIKE, Inc., Class B	12,118	1,085,167

Auto/Truck Parts & Equipment-Original — 0.1%
Aptiv PLC	2,966	265,605

Banks-Commercial — 0.2%
First Republic Bank	3,193	339,608
SVB Financial Group†	978	216,607

		556,215

Banks-Fiduciary — 0.1%
Northern Trust Corp.	2,162	215,508

Banks-Super Regional — 0.6%
Comerica, Inc.	1,304	85,308
US Bancorp	27,218	1,551,970

		1,637,278

Beverages-Non-alcoholic — 1.8%
Coca-Cola Co.	37,983	2,067,415
Monster Beverage Corp.†	7,343	412,162
PepsiCo, Inc.	16,188	2,220,508

		4,700,085

Beverages-Wine/Spirits — 0.3%
Brown-Forman Corp., Class B	3,455	226,372
Constellation Brands, Inc., Class A	3,174	604,107

		830,479

Broadcast Services/Program — 0.1%
Fox Corp., Class A	3,095	99,164
Fox Corp., Class B	1,418	44,298

		143,462

Building Products-Cement — 0.1%
Martin Marietta Materials, Inc.	676	177,051
Vulcan Materials Co.	1,205	172,159

		349,210

Building Products-Wood — 0.0%
Masco Corp.	2,582	119,418

Building-Maintenance & Services — 0.0%
Rollins, Inc.	2,673	101,868

Building-Residential/Commercial — 0.1%
NVR, Inc.†	39	141,827

Cable/Satellite TV — 0.9%
Charter Communications, Inc., Class A†	1,320	617,575
Comcast Corp., Class A	39,599	1,774,827

		2,392,402

Casino Hotels — 0.1%
Las Vegas Sands Corp.	3,600	222,624

Cellular Telecom — 0.0%
T-Mobile US, Inc.†	1,500	123,990

Chemicals-Diversified — 0.2%
Celanese Corp.	1,245	150,832
Eastman Chemical Co.	1,404	106,760
FMC Corp.	1,089	99,643
PPG Industries, Inc.	2,063	258,123

		615,358

Chemicals-Specialty — 0.3%
Ecolab, Inc.	4,752	912,717

Coatings/Paint — 0.2%
Sherwin-Williams Co.	966	552,861

Commercial Services — 0.2%
Cintas Corp.	1,576	423,424

Commercial Services-Finance — 2.8%
Automatic Data Processing, Inc.	8,236	1,336,126
Equifax, Inc.	1,400	191,394
FleetCor Technologies, Inc.†	986	290,101
Global Payments, Inc.	5,695	963,480
H&R Block, Inc.	2,362	59,027
IHS Markit, Ltd.†	7,613	533,062
MarketAxess Holdings, Inc.	717	264,279
Moody’s Corp.	1,513	333,904
PayPal Holdings, Inc.†	22,333	2,324,866
S&P Global, Inc.	4,675	1,206,103

		7,502,342

Computer Aided Design — 0.5%
ANSYS, Inc.†	1,596	351,359
Autodesk, Inc.†	4,168	614,196
Cadence Design Systems, Inc.†	3,137	205,003
Synopsys, Inc.†	1,626	220,730

		1,391,288

Computer Data Security — 0.1%
Fortinet, Inc.†	2,694	219,723

Computer Services — 0.5%
Accenture PLC, Class A	5,563	1,031,492
Leidos Holdings, Inc.	2,566	221,266

		1,252,758

Computer Software — 0.2%
Akamai Technologies, Inc.†	3,131	270,832

Citrix Systems, Inc.	2,335	254,188

		525,020

Computers-Memory Devices — 0.2%
NetApp, Inc.	4,516	252,354
Seagate Technology PLC	2,876	166,894

		419,248

Consulting Services — 0.2%
Gartner, Inc.†	1,711	263,631
Verisk Analytics, Inc.	2,141	309,803

		573,434

Consumer Products-Misc. — 0.3%
Clorox Co.	2,387	352,536
Kimberly-Clark Corp.	3,528	468,801

		821,337

Containers-Metal/Glass — 0.1%
Ball Corp.	4,222	295,413

Containers-Paper/Plastic — 0.1%
Amcor PLC	15,108	143,828

Cosmetics & Toiletries — 1.7%
Colgate-Palmolive Co.	9,282	636,745
Estee Lauder Cos., Inc., Class A	2,855	531,801
Procter & Gamble Co.	26,600	3,311,966

		4,480,512

Data Processing/Management — 1.3%
Broadridge Financial Solutions, Inc.	2,169	271,602
Fidelity National Information Services, Inc.	11,643	1,534,082
Fiserv, Inc.†	10,834	1,149,921
Jack Henry & Associates, Inc.	702	99,375
Paychex, Inc.	3,764	314,821

		3,369,801

Decision Support Software — 0.1%
MSCI, Inc.	1,608	377,172

Dental Supplies & Equipment — 0.1%
Align Technology, Inc.†	704	177,612

Diagnostic Equipment — 1.2%
Danaher Corp.	6,786	935,247
Thermo Fisher Scientific, Inc.	7,601	2,295,350

		3,230,597

Diagnostic Kits — 0.2%
IDEXX Laboratories, Inc.†	1,634	465,706

Dialysis Centers — 0.0%
DaVita, Inc.†	1,838	107,707

Disposable Medical Products — 0.1%
Teleflex, Inc.	878	305,026

Distribution/Wholesale — 0.3%
Copart, Inc.†	2,602	215,029
Fastenal Co.	10,884	391,171
WW Grainger, Inc.	839	259,117

		865,317

Diversified Manufacturing Operations — 0.8%
3M Co.	5,569	918,829
Eaton Corp. PLC	3,826	333,283
Illinois Tool Works, Inc.	2,235	376,776
Ingersoll-Rand PLC	4,585	581,791

		2,210,679

E-Commerce/Products — 5.4%
Amazon.com, Inc.†	7,886	14,010,741
eBay, Inc.	5,687	200,467

		14,211,208

E-Commerce/Services — 0.4%
Booking Holdings, Inc.†	387	792,874
Expedia Group, Inc.	1,646	224,942
TripAdvisor, Inc.†	1,335	53,934

		1,071,750

E-Services/Consulting — 0.1%
CDW Corp.	1,154	147,608

Electric Products-Misc. — 0.1%
AMETEK, Inc.	4,334	397,211

Electric-Integrated — 1.7%
Alliant Energy Corp.	2,570	137,084
Ameren Corp.	4,665	362,470
CMS Energy Corp.	3,016	192,783
Dominion Energy, Inc.	7,332	605,256
Eversource Energy	3,378	282,874
NextEra Energy, Inc.	9,277	2,211,080
Pinnacle West Capital Corp.	2,132	200,664
WEC Energy Group, Inc.	2,874	271,306
Xcel Energy, Inc.	4,479	284,461

		4,547,978

Electronic Components-Misc. — 0.1%
Garmin, Ltd.	1,700	159,375

Electronic Components-Semiconductors — 3.6%
Advanced Micro Devices, Inc.†	20,604	699,094
Broadcom, Inc.	7,555	2,212,482
Intel Corp.	56,335	3,184,618
Microchip Technology, Inc.	2,304	217,244
NVIDIA Corp.	6,126	1,231,448
Skyworks Solutions, Inc.	1,988	181,027
Texas Instruments, Inc.	11,695	1,379,893
Xilinx, Inc.	4,794	435,008

		9,540,814

Electronic Connectors — 0.1%
Amphenol Corp., Class A	2,145	215,208

Electronic Forms — 1.0%
Adobe, Inc.†	9,214	2,560,847

Electronic Measurement Instruments — 0.2%
Agilent Technologies, Inc.	3,113	235,810
Keysight Technologies, Inc.†	3,560	359,239

		595,049

Electronic Security Devices — 0.0%
Allegion PLC	904	104,900

Enterprise Software/Service — 0.4%
Oracle Corp.	20,894	1,138,514

Entertainment Software — 0.2%
Electronic Arts, Inc.†	2,685	258,834
Take-Two Interactive Software, Inc.†	2,148	258,512

		517,346

Finance-Credit Card — 4.4%
Alliance Data Systems Corp.	778	77,800
American Express Co.	6,456	757,160
Discover Financial Services	3,926	315,101
Mastercard, Inc., Class A	16,945	4,690,545
Visa, Inc., Class A	32,778	5,862,673
Western Union Co.	3,379	84,678

		11,787,957

Finance-Investment Banker/Broker — 0.2%
Charles Schwab Corp.	11,482	467,432
E*TRADE Financial Corp.	2,539	106,105

		573,537

Finance-Other Services — 0.5%
Cboe Global Markets, Inc.	2,120	244,118
Intercontinental Exchange, Inc.	10,637	1,003,282
Nasdaq, Inc.	1,532	152,848

		1,400,248

Food-Confectionery — 0.1%
Hershey Co.	1,725	253,351

Food-Meat Products — 0.1%
Hormel Foods Corp.	5,270	215,490

Food-Misc./Diversified — 0.3%
Kellogg Co.	4,720	299,861
Lamb Weston Holdings, Inc.	2,765	215,781
McCormick & Co., Inc.	2,336	375,372

		891,014

Food-Wholesale/Distribution — 0.2%
Sysco Corp.	6,136	490,082

Gas-Distribution — 0.1%
Atmos Energy Corp.	1,324	148,924

Health Care Providers & Services — 0.1%
Healthpeak Properties, Inc. REIT	9,321	350,656

Home Decoration Products — 0.0%
Newell Brands, Inc.	3,761	71,346

Hotels/Motels — 0.3%
Hilton Worldwide Holdings, Inc.	5,445	527,947
Marriott International, Inc., Class A	2,075	262,591

		790,538

Human Resources — 0.0%
Robert Half International, Inc.	1,026	58,759

Independent Power Producers — 0.1%
NRG Energy, Inc.	4,802	192,656

Industrial Automated/Robotic — 0.1%
Rockwell Automation, Inc.	1,110	190,909

Industrial Gases — 0.9%
Air Products & Chemicals, Inc.	4,182	891,854
Linde PLC	6,875	1,363,656

		2,255,510

Instruments-Controls — 0.5%
Honeywell International, Inc.	6,828	1,179,401
Mettler-Toledo International, Inc.†	299	210,777

		1,390,178

Instruments-Scientific — 0.1%
PerkinElmer, Inc.	1,096	94,212
Waters Corp.†	760	160,831

		255,043

Insurance Brokers — 0.5%
Aon PLC	2,820	544,711
Arthur J. Gallagher & Co.	2,366	215,827
Marsh & McLennan Cos., Inc.	6,054	627,315

		1,387,853

Insurance-Life/Health — 0.0%
Globe Life, Inc.	857	83,412

Insurance-Multi-line — 0.1%
Cincinnati Financial Corp.	1,384	156,683

Insurance-Property/Casualty — 1.6%
Berkshire Hathaway, Inc., Class B†	17,864	3,797,529
Progressive Corp.	5,881	409,906

		4,207,435

Internet Content-Entertainment — 4.4%
Facebook, Inc., Class A†	45,661	8,750,931
Netflix, Inc.†	8,310	2,388,377
Twitter, Inc.†	14,672	439,720

		11,579,028

Internet Infrastructure Software — 0.1%
F5 Networks, Inc.†	1,141	164,395

Investment Management/Advisor Services — 0.2%
Ameriprise Financial, Inc.	1,341	202,343
T. Rowe Price Group, Inc.	2,236	258,929

		461,272

Machinery-General Industrial — 0.4%
IDEX Corp.	1,440	223,963
Roper Technologies, Inc.	1,974	665,159
Wabtec Corp.	1,590	110,299

		999,421

Machinery-Pumps — 0.1%
Flowserve Corp.	1,319	64,420
Xylem, Inc.	3,417	262,050

		326,470

Medical Information Systems — 0.2%
Cerner Corp.	6,043	405,606

Medical Instruments — 2.3%
Boston Scientific Corp.†	26,439	1,102,506
Edwards Lifesciences Corp.†	3,947	940,886
Intuitive Surgical, Inc.†	2,188	1,209,855
Medtronic PLC	25,465	2,773,138

		6,026,385

Medical Labs & Testing Services — 0.1%
IQVIA Holdings, Inc.†	2,524	364,516

Medical Products — 2.3%
Abbott Laboratories	33,545	2,804,697

ABIOMED, Inc.†	861	178,726
Baxter International, Inc.	4,167	319,609
Becton Dickinson and Co.	3,228	826,368
Cooper Cos., Inc.	405	117,855
Henry Schein, Inc.†	1,266	79,233
Hologic, Inc.†	2,790	134,785
Stryker Corp.	3,593	777,058
Varian Medical Systems, Inc.†	1,728	208,760
Zimmer Biomet Holdings, Inc.	3,897	538,682

		5,985,773

Medical-Biomedical/Gene — 2.1%
Alexion Pharmaceuticals, Inc.†	4,256	448,582
Amgen, Inc.	7,512	1,601,934
Biogen, Inc.†	1,890	564,562
Celgene Corp.†	6,322	682,966
Illumina, Inc.†	2,790	824,501
Incyte Corp.†	1,626	136,454
Regeneron Pharmaceuticals, Inc.†	895	274,120
Vertex Pharmaceuticals, Inc.†	4,879	953,747

		5,486,866

Medical-Drugs — 6.3%
AbbVie, Inc.	14,592	1,160,794
Bristol-Myers Squibb Co.	15,834	908,396
Eli Lilly & Co.	16,125	1,837,444
Johnson & Johnson	29,554	3,902,310
Merck & Co., Inc.	48,596	4,211,329
Pfizer, Inc.	104,980	4,028,083
Zoetis, Inc.	4,985	637,681

		16,686,037

Medical-HMO — 0.4%
Humana, Inc.	2,564	754,329
WellCare Health Plans, Inc.†	955	283,253

		1,037,582

Medical-Hospitals — 0.3%
HCA Healthcare, Inc.	5,048	674,110
Universal Health Services, Inc., Class B	879	120,827

		794,937

Metal-Copper — 0.0%
Freeport-McMoRan, Inc.	12,392	121,689

Multimedia — 0.9%
Walt Disney Co.	19,147	2,487,578

Networking Products — 1.5%
Arista Networks, Inc.†	1,033	252,641
Cisco Systems, Inc.	80,576	3,828,166

		4,080,807

Non-Hazardous Waste Disposal — 0.4%
Republic Services, Inc.	1,728	151,217
Waste Management, Inc.	7,408	831,252

		982,469

Office Supplies & Forms — 0.0%
Avery Dennison Corp.	719	91,931

Oil Companies-Exploration & Production — 1.2%
Apache Corp.	7,136	154,566
Cabot Oil & Gas Corp.	5,479	102,129
Cimarex Energy Co.	1,078	45,513
Concho Resources, Inc.	2,099	141,724
ConocoPhillips	21,071	1,163,119
Devon Energy Corp.	7,672	155,588
Diamondback Energy, Inc.	3,095	265,427
Hess Corp.	2,702	177,657
Marathon Oil Corp.	15,261	175,959
Occidental Petroleum Corp.	16,977	687,569

		3,069,251

Oil Companies-Integrated — 1.1%
Exxon Mobil Corp.	44,972	3,038,758

Oil Refining & Marketing — 0.1%
HollyFrontier Corp.	2,874	157,898

Pharmacy Services — 0.3%
Cigna Corp.	4,085	729,009

Pipelines — 0.1%
ONEOK, Inc.	4,468	312,000

Real Estate Investment Trusts — 3.1%
American Tower Corp.	8,402	1,832,308
Apartment Investment & Management Co., Class A	2,826	155,091
AvalonBay Communities, Inc.	1,802	392,223
Boston Properties, Inc.	1,446	198,391
Crown Castle International Corp.	3,235	448,986
Digital Realty Trust, Inc.	2,214	281,267
Duke Realty Corp.	4,596	161,503
Equinix, Inc.	966	547,510
Equity Residential	4,499	398,881
Essex Property Trust, Inc.	923	301,941
Extra Space Storage, Inc.	1,610	180,755
Federal Realty Investment Trust	635	86,366
Host Hotels & Resorts, Inc.	6,511	106,715
Mid-America Apartment Communities, Inc.	1,212	168,456
Public Storage	2,850	635,151
Realty Income Corp.	4,409	360,612
Regency Centers Corp.	1,431	96,220
SBA Communications Corp.	1,245	299,609
Simon Property Group, Inc.	3,917	590,214
UDR, Inc.	3,057	153,614
Vornado Realty Trust	1,533	100,611
Welltower, Inc.	7,692	697,588

		8,194,012

Rental Auto/Equipment — 0.0%
United Rentals, Inc.†	776	103,650

Respiratory Products — 0.2%
ResMed, Inc.	2,727	403,378

Retail-Apparel/Shoe — 0.2%
Ross Stores, Inc.	3,946	432,758

Retail-Auto Parts — 0.5%
Advance Auto Parts, Inc.	881	143,145
AutoZone, Inc.†	466	533,281
O’Reilly Automotive, Inc.†	1,452	632,360

		1,308,786

Retail-Automobile — 0.0%
CarMax, Inc.†	1,414	131,742

Retail-Building Products — 1.1%
Home Depot, Inc.	9,562	2,243,054
Lowe’s Cos., Inc.	6,738	752,028

		2,995,082

Retail-Discount — 0.3%
Dollar General Corp.	4,879	782,299

Retail-Gardening Products — 0.1%
Tractor Supply Co.	2,264	215,125

Retail-Jewelry — 0.0%
Tiffany & Co.	929	115,670

Retail-Major Department Stores — 0.5%
Nordstrom, Inc.	994	35,685
TJX Cos., Inc.	22,946	1,322,837

		1,358,522

Retail-Perfume & Cosmetics — 0.1%
Ulta Beauty, Inc.†	1,117	260,429

Retail-Regional Department Stores — 0.0%
Macy’s, Inc.	2,463	37,339

Retail-Restaurants — 1.9%
Chipotle Mexican Grill, Inc.†	484	376,629
Darden Restaurants, Inc.	1,632	183,225
McDonald’s Corp.	14,414	2,835,234
Starbucks Corp.	11,587	979,797
Yum! Brands, Inc.	5,775	587,375

		4,962,260

Semiconductor Components-Integrated Circuits — 0.6%
Analog Devices, Inc.	3,786	403,701
Maxim Integrated Products, Inc.	3,089	181,201
QUALCOMM, Inc.	11,998	965,119

		1,550,021

Semiconductor Equipment — 0.1%
KLA Corp.	1,662	280,944

Soap & Cleaning Preparation — 0.1%
Church & Dwight Co., Inc.	4,690	328,019

Telephone-Integrated — 1.8%
Verizon Communications, Inc.	78,502	4,747,016

Tobacco — 0.5%
Philip Morris International, Inc.	15,060	1,226,486

Toys — 0.0%
Hasbro, Inc.	1,270	123,584

Transport-Rail — 1.5%
CSX Corp.	15,149	1,064,521
Kansas City Southern	840	118,255
Norfolk Southern Corp.	3,450	627,900
Union Pacific Corp.	13,372	2,212,531

		4,023,207

Transport-Services — 0.5%
Expeditors International of Washington, Inc.	3,240	236,326
FedEx Corp.	2,050	312,953
United Parcel Service, Inc., Class B	6,627	763,231

		1,312,510

Transport-Truck — 0.0%
JB Hunt Transport Services, Inc.	1,086	127,670

Water — 0.1%
American Water Works Co., Inc.	2,160	266,263

Web Hosting/Design — 0.1%
VeriSign, Inc.†	1,977	375,670

Web Portals/ISP — 5.4%
Alphabet, Inc., Class A†	5,685	7,156,278
Alphabet, Inc., Class C†	5,736	7,227,991

		14,384,269

Wireless Equipment — 0.2%
Motorola Solutions, Inc.	3,142	522,577

Total Common Stocks (cost $212,213,375)		254,990,525

EXCHANGE-TRADED FUNDS — 3.8%
iShares S&P 500 Growth ETF	20,614	3,774,836
SPDR Portfolio S&P 500 Growth ETF	158,660	6,278,176

Total Exchange-Traded Funds (cost $9,554,939)		10,053,012

Total Long-Term Investment Securities (cost $221,768,314)		265,043,537

SHORT-TERM INVESTMENT SECURITIES — 0.1%
U.S. Government Treasuries — 0.1%
United States Treasury Bills 1.87% due 11/12/2019(1) (cost $99,943)	$100,000	99,953

TOTAL INVESTMENTS (cost $221,868,257)	100.0%	265,143,490
Other assets less liabilities	0.0	128,093

NET ASSETS	100.0%	$265,271,583

†	Non-income producing security
(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

ETF — Exchange-Traded Funds

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
1	Long	S&P 500 E-Mini Index	December 2019	$150,397	$151,790	$1,393

*	Notional Basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2019 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$254,990,525	$—	$—	$254,990,525
Exchange-Traded Funds	10,053,012	—	—	10,053,012
Short-Term Investment Securities	—	99,953	—	99,953

Total Investments at Value	$265,043,537	$99,953	$—	$265,143,490

Other Financial Instruments:†
Futures Contracts	$1,393	$—	$—	$1,393

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Large Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2019 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 91.2%
Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc.	33,643	$731,735
Omnicom Group, Inc.	18,899	1,458,814

		2,190,549

Aerospace/Defense — 1.7%
Boeing Co.	46,445	15,787,120
General Dynamics Corp.	20,327	3,593,813
Lockheed Martin Corp.	21,591	8,132,898
Northrop Grumman Corp.	13,671	4,818,754
Raytheon Co.	24,196	5,134,633
TransDigm Group, Inc.	4,313	2,269,846

		39,737,064

Aerospace/Defense-Equipment — 0.6%
Arconic, Inc.	33,655	924,503
L3Harris Technologies, Inc.	19,399	4,002,207
United Technologies Corp.	70,474	10,118,657

		15,045,367

Agricultural Biotech — 0.1%
Corteva, Inc.	65,065	1,716,415

Agricultural Chemicals — 0.1%
CF Industries Holdings, Inc.	18,969	860,244
Mosaic Co.	30,843	613,159

		1,473,403

Agricultural Operations — 0.1%
Archer-Daniels-Midland Co.	48,391	2,034,358

Airlines — 0.4%
Alaska Air Group, Inc.	10,710	743,595
American Airlines Group, Inc.	34,431	1,034,996
Delta Air Lines, Inc.	50,277	2,769,257
Southwest Airlines Co.	42,031	2,359,200
United Airlines Holdings, Inc.†	19,197	1,743,856

		8,650,904

Apparel Manufacturers — 0.2%
Capri Holdings, Ltd.†	13,170	409,192
Hanesbrands, Inc.	31,412	477,777
PVH Corp.	6,442	561,485
Ralph Lauren Corp.	4,504	432,654
Tapestry, Inc.	24,922	644,483
Under Armour, Inc., Class A†	16,346	337,545
Under Armour, Inc., Class C†	16,886	312,391
VF Corp.	28,367	2,334,320

		5,509,847

Appliances — 0.0%
Whirlpool Corp.	5,519	839,550

Applications Software — 4.7%
Intuit, Inc.	22,596	5,818,470
Microsoft Corp.	663,380	95,108,791
salesforce.com, Inc.†	76,196	11,923,912

		112,851,173

Athletic Footwear — 0.4%
NIKE, Inc., Class B	108,765	9,739,906

Auto-Cars/Light Trucks — 0.3%
Ford Motor Co.	340,490	2,924,809
General Motors Co.	109,159	4,056,349

		6,981,158

Auto-Heavy Duty Trucks — 0.1%
PACCAR, Inc.	30,093	2,288,874

Auto/Truck Parts & Equipment-Original — 0.1%
Aptiv PLC	22,259	1,993,293
BorgWarner, Inc.	17,942	747,823

		2,741,116

Banks-Commercial — 0.5%
BB&T Corp.	66,566	3,531,326
Citizens Financial Group, Inc.	38,844	1,365,755
First Republic Bank	14,615	1,554,451
M&T Bank Corp.	11,613	1,817,783
Regions Financial Corp.	86,689	1,395,693
SVB Financial Group†	4,478	991,788
Zions Bancorp NA	15,375	745,226

		11,402,022

Banks-Fiduciary — 0.3%
Bank of New York Mellon Corp.	74,529	3,484,231
Northern Trust Corp.	18,670	1,861,025
State Street Corp.	32,371	2,138,752

		7,484,008

Banks-Super Regional — 1.6%
Comerica, Inc.	12,977	848,955
Fifth Third Bancorp	63,466	1,845,591
Huntington Bancshares, Inc.	90,170	1,274,102
KeyCorp	87,165	1,566,355
PNC Financial Services Group, Inc.	38,685	5,675,090
SunTrust Banks, Inc.	38,570	2,635,874
US Bancorp	124,589	7,104,065
Wells Fargo & Co.	348,359	17,985,775

		38,935,807

Beverages-Non-alcoholic — 1.5%
Coca-Cola Co.	334,359	18,199,160
Monster Beverage Corp.†	33,612	1,886,642
PepsiCo, Inc.	121,476	16,662,863

		36,748,665

Beverages-Wine/Spirits — 0.2%
Brown-Forman Corp., Class B	15,814	1,036,133
Constellation Brands, Inc., Class A	14,530	2,765,495

		3,801,628

Brewery — 0.0%
Molson Coors Brewing Co., Class B	16,321	860,443

Broadcast Services/Program — 0.1%
Discovery, Inc., Class A†	13,731	370,119
Discovery, Inc., Class C†	30,144	760,834
Fox Corp., Class A	30,794	986,640
Fox Corp., Class B	14,107	440,703

		2,558,296

Building & Construction Products-Misc. — 0.0%
Fortune Brands Home & Security, Inc.	12,153	729,788

Building Products-Air & Heating — 0.1%
Johnson Controls International PLC	69,133	2,995,533

Building Products-Cement — 0.1%
Martin Marietta Materials, Inc.	5,425	1,420,862
Vulcan Materials Co.	11,493	1,642,005

		3,062,867

Building Products-Wood — 0.1%
Masco Corp.	25,149	1,163,141

Building-Maintenance & Services — 0.0%
Rollins, Inc.	12,235	466,276

Building-Residential/Commercial — 0.2%
D.R. Horton, Inc.	29,239	1,531,247
Lennar Corp., Class A	24,710	1,472,716
NVR, Inc.†	299	1,087,340
PulteGroup, Inc.	22,395	878,780

		4,970,083

Cable/Satellite TV — 1.0%
Charter Communications, Inc., Class A†	14,047	6,572,029
Comcast Corp., Class A	394,057	17,661,635
DISH Network Corp., Class A†	20,903	718,645

		24,952,309

Casino Hotels — 0.2%
Las Vegas Sands Corp.	29,428	1,819,828
MGM Resorts International	45,303	1,291,135
Wynn Resorts, Ltd.	8,415	1,021,076

		4,132,039

Cellular Telecom — 0.1%
T-Mobile US, Inc.†	27,468	2,270,505

Chemicals-Diversified — 0.6%
Celanese Corp.	10,751	1,302,484
Dow, Inc.	64,572	3,260,240
DuPont de Nemours, Inc.	64,769	4,268,925
Eastman Chemical Co.	11,902	905,028
FMC Corp.	11,332	1,036,878
LyondellBasell Industries NV, Class A	22,428	2,011,792
PPG Industries, Inc.	20,530	2,568,713

		15,354,060

Chemicals-Specialty — 0.2%
Albemarle Corp.	9,208	559,294
Ecolab, Inc.	21,750	4,177,522
International Flavors & Fragrances, Inc.	9,277	1,131,887

		5,868,703

Coatings/Paint — 0.2%
Sherwin-Williams Co.	7,134	4,082,931

Commercial Services — 0.1%
Cintas Corp.	7,212	1,937,648
Nielsen Holdings PLC	30,902	622,984
Quanta Services, Inc.	12,353	519,444

		3,080,076

Commercial Services-Finance — 1.6%
Automatic Data Processing, Inc.	37,702	6,116,395
Equifax, Inc.	10,503	1,435,865
FleetCor Technologies, Inc.†	7,521	2,212,829
Global Payments, Inc.	26,068	4,410,184
H&R Block, Inc.	17,439	435,801
IHS Markit, Ltd.†	34,848	2,440,057
MarketAxess Holdings, Inc.	3,280	1,208,975
Moody’s Corp.	14,137	3,119,895
PayPal Holdings, Inc.†	102,232	10,642,351
S&P Global, Inc.	21,399	5,520,728

		37,543,080

Computer Aided Design — 0.3%
ANSYS, Inc.†	7,307	1,608,636
Autodesk, Inc.†	19,078	2,811,334
Cadence Design Systems, Inc.†	24,340	1,590,619
Synopsys, Inc.†	13,057	1,772,488

		7,783,077

Computer Data Security — 0.0%
Fortinet, Inc.†	12,331	1,005,716

Computer Services — 1.0%
Accenture PLC, Class A	55,356	10,264,110
Cognizant Technology Solutions Corp., Class A	47,984	2,924,145
DXC Technology Co.	22,760	629,769
International Business Machines Corp.	76,967	10,292,797
Leidos Holdings, Inc.	11,745	1,012,771

		25,123,592

Computer Software — 0.1%
Akamai Technologies, Inc.†	14,334	1,239,891
Citrix Systems, Inc.	10,691	1,163,822

		2,403,713

Computers — 4.0%
Apple, Inc.	369,078	91,811,843
Hewlett Packard Enterprise Co.	113,433	1,861,436
HP, Inc.	128,752	2,236,422

		95,909,701

Computers-Memory Devices — 0.2%
NetApp, Inc.	20,670	1,155,040
Seagate Technology PLC	20,570	1,193,677
Western Digital Corp.	25,717	1,328,283

		3,677,000

Consulting Services — 0.1%
Gartner, Inc.†	7,831	1,206,601
Verisk Analytics, Inc.	14,206	2,055,608

		3,262,209

Consumer Products-Misc. — 0.2%
Clorox Co.	10,925	1,613,513
Kimberly-Clark Corp.	29,905	3,973,777

		5,587,290

Containers-Metal/Glass — 0.1%
Ball Corp.	28,845	2,018,285

Containers-Paper/Plastic — 0.2%
Amcor PLC	141,141	1,343,662
Packaging Corp. of America	8,225	900,309
Sealed Air Corp.	13,426	560,804
WestRock Co.	22,358	835,518

		3,640,293

Cosmetics & Toiletries — 1.5%
Colgate-Palmolive Co.	74,545	5,113,787
Coty, Inc., Class A	25,555	298,738
Estee Lauder Cos., Inc., Class A	19,220	3,580,110
Procter & Gamble Co.	217,434	27,072,707

		36,065,342

Cruise Lines — 0.2%
Carnival Corp.	34,788	1,492,058
Norwegian Cruise Line Holdings, Ltd.†	18,732	950,836
Royal Caribbean Cruises, Ltd.	14,930	1,624,832

		4,067,726

Data Processing/Management — 0.7%
Broadridge Financial Solutions, Inc.	9,929	1,243,309
Fidelity National Information Services, Inc.	53,297	7,022,413
Fiserv, Inc.†	49,594	5,263,907
Jack Henry & Associates, Inc.	6,690	947,037
Paychex, Inc.	27,786	2,324,021

		16,800,687

Decision Support Software — 0.1%
MSCI, Inc.	7,359	1,726,127

Dental Supplies & Equipment — 0.1%
Align Technology, Inc.†	6,315	1,593,211
DENTSPLY SIRONA, Inc.	19,477	1,066,950

		2,660,161

Diagnostic Equipment — 0.8%
Danaher Corp.	55,471	7,645,013
Thermo Fisher Scientific, Inc.	34,794	10,507,092

		18,152,105

Diagnostic Kits — 0.1%
IDEXX Laboratories, Inc.†	7,480	2,131,875

Dialysis Centers — 0.0%
DaVita, Inc.†	8,413	493,002

Disposable Medical Products — 0.1%
Teleflex, Inc.	4,017	1,395,546

Distribution/Wholesale — 0.2%
Copart, Inc.†	17,517	1,447,605
Fastenal Co.	49,821	1,790,567
LKQ Corp.†	26,778	910,184
WW Grainger, Inc.	3,840	1,185,945

		5,334,301

Diversified Banking Institutions — 3.4%
Bank of America Corp.	727,852	22,759,932
Citigroup, Inc.	196,272	14,104,106
Goldman Sachs Group, Inc.	28,116	5,999,392
JPMorgan Chase & Co.	277,804	34,703,276
Morgan Stanley	109,133	5,025,574

		82,592,280

Diversified Manufacturing Operations — 1.2%
3M Co.	49,981	8,246,365
A.O. Smith Corp.	12,020	597,154
Eaton Corp. PLC	36,490	3,178,644
General Electric Co.	758,226	7,567,095
Illinois Tool Works, Inc.	25,575	4,311,434
Ingersoll-Rand PLC	20,989	2,663,294
Parker-Hannifin Corp.	11,159	2,047,565
Textron, Inc.	19,994	921,523

		29,533,074

E-Commerce/Products — 2.8%
Amazon.com, Inc.†	36,100	64,137,426
eBay, Inc.	68,501	2,414,660

		66,552,086

E-Commerce/Services — 0.4%
Booking Holdings, Inc.†	3,694	7,568,156
Cars.com, Inc.†	1	11
Expedia Group, Inc.	12,150	1,660,419
TripAdvisor, Inc.†	9,122	368,529

		9,597,115

E-Services/Consulting — 0.1%
CDW Corp.	12,573	1,608,212

Electric Products-Misc. — 0.2%
AMETEK, Inc.	19,839	1,818,244
Emerson Electric Co.	53,441	3,748,886

		5,567,130

Electric-Distribution — 0.2%
CenterPoint Energy, Inc.	43,634	1,268,440
Sempra Energy	23,854	3,447,142

		4,715,582

Electric-Integrated — 2.8%
AES Corp.	57,677	983,393
Alliant Energy Corp.	20,636	1,100,724
Ameren Corp.	21,356	1,659,361
American Electric Power Co., Inc.	42,902	4,049,520
CMS Energy Corp.	24,656	1,576,012
Consolidated Edison, Inc.	28,857	2,661,193
Dominion Energy, Inc.	71,410	5,894,895
DTE Energy Co.	15,926	2,027,698
Duke Energy Corp.	63,302	5,966,846
Edison International	31,112	1,956,945
Entergy Corp.	17,275	2,098,567
Evergy, Inc.	20,458	1,307,471
Eversource Energy	28,115	2,354,350
Exelon Corp.	84,413	3,839,947
FirstEnergy Corp.	46,915	2,266,933
NextEra Energy, Inc.	42,464	10,120,870
Pinnacle West Capital Corp.	9,757	918,329
PPL Corp.	62,750	2,101,497
Public Service Enterprise Group, Inc.	43,931	2,781,272
Southern Co.	90,812	5,690,280
WEC Energy Group, Inc.	27,406	2,587,126
Xcel Energy, Inc.	45,558	2,893,389

		66,836,618

Electronic Components-Misc. — 0.1%
Garmin, Ltd.	12,553	1,176,844

Electronic Components-Semiconductors — 2.8%
Advanced Micro Devices, Inc.†	94,315	3,200,108
Broadcom, Inc.	34,586	10,128,510
Intel Corp.	384,888	21,757,719
IPG Photonics Corp.†	3,097	415,865
Microchip Technology, Inc.	20,682	1,950,106
Micron Technology, Inc.†	95,901	4,560,092

NVIDIA Corp.	52,911	10,636,169
Qorvo, Inc.†	10,233	827,440
Skyworks Solutions, Inc.	14,918	1,358,433
Texas Instruments, Inc.	81,115	9,570,759
Xilinx, Inc.	21,947	1,991,471

		66,396,672

Electronic Connectors — 0.2%
Amphenol Corp., Class A	25,843	2,592,828
TE Connectivity, Ltd.	29,187	2,612,237

		5,205,065

Electronic Forms — 0.5%
Adobe, Inc.†	42,176	11,721,976

Electronic Measurement Instruments — 0.3%
Agilent Technologies, Inc.	26,887	2,036,690
FLIR Systems, Inc.	11,782	607,480
Fortive Corp.	25,654	1,770,126
Keysight Technologies, Inc.†	16,297	1,644,530

		6,058,826

Electronic Security Devices — 0.0%
Allegion PLC	8,113	941,433

Engineering/R&D Services — 0.0%
Jacobs Engineering Group, Inc.	11,772	1,101,624

Engines-Internal Combustion — 0.1%
Cummins, Inc.	13,709	2,364,528

Enterprise Software/Service — 0.4%
Oracle Corp.	191,283	10,423,011

Entertainment Software — 0.3%
Activision Blizzard, Inc.	66,641	3,733,895
Electronic Arts, Inc.†	25,605	2,468,322
Take-Two Interactive Software, Inc.†	9,833	1,183,402

		7,385,619

Finance-Consumer Loans — 0.1%
Synchrony Financial	53,030	1,875,671

Finance-Credit Card — 2.6%
Alliance Data Systems Corp.	3,559	355,900
American Express Co.	59,109	6,932,303
Capital One Financial Corp.	40,864	3,810,568
Discover Financial Services	27,649	2,219,109
Mastercard, Inc., Class A	77,566	21,471,044
Visa, Inc., Class A	150,043	26,836,691
Western Union Co.	36,829	922,935

		62,548,550

Finance-Investment Banker/Broker — 0.2%
Charles Schwab Corp.	101,078	4,114,885
E*TRADE Financial Corp.	19,705	823,472

		4,938,357

Finance-Other Services — 0.5%
Cboe Global Markets, Inc.	9,703	1,117,301
CME Group, Inc.	31,112	6,401,294
Intercontinental Exchange, Inc.	48,690	4,592,441
Nasdaq, Inc.	10,016	999,296

		13,110,332

Food-Confectionery — 0.1%
Hershey Co.	12,942	1,900,792
J.M. Smucker Co.	9,909	1,047,183

		2,947,975

Food-Meat Products — 0.1%
Hormel Foods Corp.	24,124	986,430
Tyson Foods, Inc., Class A	25,602	2,119,590

		3,106,020

Food-Misc./Diversified — 0.7%
Campbell Soup Co.	14,652	678,534
Conagra Brands, Inc.	42,277	1,143,593
General Mills, Inc.	52,433	2,666,742
Kellogg Co.	21,604	1,372,502
Kraft Heinz Co.	54,058	1,747,695
Lamb Weston Holdings, Inc.	12,656	987,674
McCormick & Co., Inc.	10,691	1,717,937
Mondelez International, Inc., Class A	125,297	6,571,828

		16,886,505

Food-Retail — 0.1%
Kroger Co.	69,401	1,710,041

Food-Wholesale/Distribution — 0.2%
Sysco Corp.	44,586	3,561,084

Gas-Distribution — 0.1%
Atmos Energy Corp.	10,270	1,155,170
NiSource, Inc.	32,437	909,533

		2,064,703

Gold Mining — 0.1%
Newmont Goldcorp Corp.	71,234	2,830,127

Home Decoration Products — 0.0%
Newell Brands, Inc.	33,107	628,040

Home Furnishings — 0.0%
Leggett & Platt, Inc.	11,422	585,949

Hotels/Motels — 0.2%
Hilton Worldwide Holdings, Inc.	24,923	2,416,534
Marriott International, Inc., Class A	23,751	3,005,689

		5,422,223

Human Resources — 0.0%
Robert Half International, Inc.	10,214	584,956

Independent Power Producers — 0.0%
NRG Energy, Inc.	21,980	881,838

Industrial Automated/Robotic — 0.1%
Rockwell Automation, Inc.	10,166	1,748,450

Industrial Gases — 0.6%
Air Products & Chemicals, Inc.	19,145	4,082,862
Linde PLC	46,968	9,316,103

		13,398,965

Instruments-Controls — 0.5%
Honeywell International, Inc.	62,512	10,797,698
Mettler-Toledo International, Inc.†	2,138	1,507,161

		12,304,859

Instruments-Scientific — 0.1%
PerkinElmer, Inc.	9,651	829,600
Waters Corp.†	5,800	1,227,396

		2,056,996

Insurance Brokers — 0.5%
Aon PLC	20,490	3,957,848
Arthur J. Gallagher & Co.	16,166	1,474,663
Marsh & McLennan Cos., Inc.	43,989	4,558,140
Willis Towers Watson PLC	11,207	2,094,588

		12,085,239

Insurance-Life/Health — 0.4%
Aflac, Inc.	64,326	3,419,570
Globe Life, Inc.	8,721	848,815
Lincoln National Corp.	17,393	982,357
Principal Financial Group, Inc.	22,527	1,202,491
Prudential Financial, Inc.	34,927	3,183,247
Unum Group	18,126	499,190

		10,135,670

Insurance-Multi-line — 0.9%
Allstate Corp.	28,601	3,043,718
American International Group, Inc.(1)	75,579	4,002,664
Assurant, Inc.	5,311	669,558
Chubb, Ltd.	39,596	6,035,222
Cincinnati Financial Corp.	13,198	1,494,146
Hartford Financial Services Group, Inc.	31,415	1,793,168
Loews Corp.	22,593	1,107,057
MetLife, Inc.	69,156	3,235,809

		21,381,342

Insurance-Property/Casualty — 1.8%
Berkshire Hathaway, Inc., Class B†	170,363	36,215,767
Progressive Corp.	50,795	3,540,411
Travelers Cos., Inc.	22,623	2,964,970

		42,721,148

Insurance-Reinsurance — 0.0%
Everest Re Group, Ltd.	3,540	910,099

Internet Content-Entertainment — 2.2%
Facebook, Inc., Class A†	209,014	40,057,533
Netflix, Inc.†	38,040	10,933,077
Twitter, Inc.†	67,161	2,012,815

		53,003,425

Internet Infrastructure Software — 0.0%
F5 Networks, Inc.†	5,224	752,674

Internet Security — 0.0%
Symantec Corp.	49,400	1,130,272

Investment Management/Advisor Services — 0.5%
Affiliated Managers Group, Inc.	4,400	351,472
Ameriprise Financial, Inc.	11,370	1,715,619
BlackRock, Inc.	10,207	4,712,572
Franklin Resources, Inc.	24,505	675,113
Invesco, Ltd.	33,470	562,965
Raymond James Financial, Inc.	10,736	896,349
T. Rowe Price Group, Inc.	20,466	2,369,963

		11,284,053

Machinery-Construction & Mining — 0.3%
Caterpillar, Inc.	48,879	6,735,526

Machinery-Farming — 0.2%
Deere & Co.	27,357	4,763,948

Machinery-General Industrial — 0.2%
IDEX Corp.	6,590	1,024,943
Roper Technologies, Inc.	9,036	3,044,770
Wabtec Corp.	15,822	1,097,572

		5,167,285

Machinery-Pumps — 0.1%
Dover Corp.	12,636	1,312,754
Flowserve Corp.	11,396	556,581
Xylem, Inc.	15,641	1,199,508

		3,068,843

Medical Information Systems — 0.1%
Cerner Corp.	27,663	1,856,741

Medical Instruments — 1.2%
Boston Scientific Corp.†	121,024	5,046,701
Edwards Lifesciences Corp.†	18,069	4,307,288
Intuitive Surgical, Inc.†	10,013	5,536,689
Medtronic PLC	116,567	12,694,146

		27,584,824

Medical Labs & Testing Services — 0.2%
IQVIA Holdings, Inc.†	15,828	2,285,880
Laboratory Corp. of America Holdings†	8,488	1,398,568
Quest Diagnostics, Inc.	11,700	1,184,625

		4,869,073

Medical Products — 1.5%
Abbott Laboratories	153,555	12,838,734
ABIOMED, Inc.†	3,942	818,280
Baxter International, Inc.	44,358	3,402,259
Becton Dickinson and Co.	23,454	6,004,224
Cooper Cos., Inc.	4,307	1,253,337
Henry Schein, Inc.†	12,881	806,157
Hologic, Inc.†	23,224	1,121,951
Stryker Corp.	27,878	6,029,175
Varian Medical Systems, Inc.†	7,912	955,849
Zimmer Biomet Holdings, Inc.	17,838	2,465,747

		35,695,713

Medical-Biomedical/Gene — 1.8%
Alexion Pharmaceuticals, Inc.†	19,481	2,053,297
Amgen, Inc.	52,103	11,110,965
Biogen, Inc.†	16,025	4,786,828
Celgene Corp.†	61,577	6,652,163
Gilead Sciences, Inc.	110,032	7,010,139
Illumina, Inc.†	12,772	3,774,382
Incyte Corp.†	15,509	1,301,515
Regeneron Pharmaceuticals, Inc.†	6,943	2,126,502
Vertex Pharmaceuticals, Inc.†	22,332	4,365,459

		43,181,250

Medical-Drugs — 4.4%
AbbVie, Inc.	128,454	10,218,516
Allergan PLC	28,500	5,019,135
Bristol-Myers Squibb Co.	142,119	8,153,367
Eli Lilly & Co.	73,813	8,410,991
Johnson & Johnson	229,296	30,276,244
Merck & Co., Inc.	222,451	19,277,603
Pfizer, Inc.	480,549	18,438,665
Zoetis, Inc.	41,491	5,307,529

		105,102,050

Medical-Generic Drugs — 0.1%
Mylan NV†	44,820	858,303
Perrigo Co. PLC	11,821	626,749

		1,485,052

Medical-HMO — 1.4%
Anthem, Inc.	22,226	5,980,572
Centene Corp.†	35,935	1,907,430
Humana, Inc.	11,737	3,453,025
UnitedHealth Group, Inc.	82,337	20,806,560
WellCare Health Plans, Inc.†	4,371	1,296,439

		33,444,026

Medical-Hospitals — 0.2%
HCA Healthcare, Inc.	23,108	3,085,842
Universal Health Services, Inc., Class B	7,058	970,193

		4,056,035

Medical-Wholesale Drug Distribution — 0.2%
AmerisourceBergen Corp.	13,213	1,128,126
Cardinal Health, Inc.	25,903	1,280,903
McKesson Corp.	16,065	2,136,645

		4,545,674

Metal-Copper — 0.1%
Freeport-McMoRan, Inc.	126,056	1,237,870

Motorcycle/Motor Scooter — 0.0%
Harley-Davidson, Inc.	13,617	529,837

Multimedia — 0.9%
Viacom, Inc., Class B	30,753	663,035
Walt Disney Co.	156,508	20,333,519

		20,996,554

Networking Products — 0.8%
Arista Networks, Inc.†	4,728	1,156,327
Cisco Systems, Inc.	368,840	17,523,588

		18,679,915

Non-Hazardous Waste Disposal — 0.2%
Republic Services, Inc.	18,393	1,609,572
Waste Management, Inc.	33,910	3,805,041

		5,414,613

Office Automation & Equipment — 0.0%
Xerox Holdings Corp.	16,534	560,999

Office Supplies & Forms — 0.0%
Avery Dennison Corp.	7,315	935,296

Oil & Gas Drilling — 0.0%
Helmerich & Payne, Inc.	9,508	356,550

Oil Companies-Exploration & Production — 0.9%
Apache Corp.	32,664	707,502
Cabot Oil & Gas Corp.	36,351	677,583
Cimarex Energy Co.	8,815	372,169
Concho Resources, Inc.	17,470	1,179,574
ConocoPhillips	96,451	5,324,095
Devon Energy Corp.	35,118	712,193
Diamondback Energy, Inc.	14,166	1,214,876
EOG Resources, Inc.	50,423	3,494,818
Hess Corp.	22,486	1,478,455
Marathon Oil Corp.	69,857	805,451
Noble Energy, Inc.	41,552	800,292
Occidental Petroleum Corp.	77,714	3,147,417
Pioneer Natural Resources Co.	14,522	1,786,497

		21,700,922

Oil Companies-Integrated — 1.8%
Chevron Corp.	164,939	19,156,015
Exxon Mobil Corp.	367,607	24,839,205

		43,995,220

Oil Field Machinery & Equipment — 0.0%
National Oilwell Varco, Inc.	33,527	758,381

Oil Refining & Marketing — 0.5%
HollyFrontier Corp.	13,155	722,736
Marathon Petroleum Corp.	57,196	3,657,684
Phillips 66	38,970	4,552,475
Valero Energy Corp.	36,004	3,491,668

		12,424,563

Oil-Field Services — 0.3%
Baker Hughes a GE Co., LLC	56,398	1,206,917
Halliburton Co.	76,103	1,464,983
Schlumberger, Ltd.	120,158	3,927,965
TechnipFMC PLC	36,464	719,435

		7,319,300

Paper & Related Products — 0.1%
International Paper Co.	34,130	1,490,798

Pharmacy Services — 0.6%
Cigna Corp.	32,807	5,854,737
CVS Health Corp.	112,990	7,501,406

		13,356,143

Pipelines — 0.3%
Kinder Morgan, Inc.	169,148	3,379,577
ONEOK, Inc.	35,880	2,505,500
Williams Cos., Inc.	105,303	2,349,310

		8,234,387

Publishing-Newspapers — 0.0%
News Corp., Class A	33,506	459,367
News Corp., Class B	10,580	149,390

		608,757

Real Estate Investment Trusts — 2.8%
Alexandria Real Estate Equities, Inc.	9,854	1,564,322
American Tower Corp.	38,461	8,387,575
Apartment Investment & Management Co., Class A	12,935	709,873
AvalonBay Communities, Inc.	12,134	2,641,086
Boston Properties, Inc.	12,489	1,713,491
Crown Castle International Corp.	36,122	5,013,372
Digital Realty Trust, Inc.	18,101	2,299,551
Duke Realty Corp.	31,403	1,103,501
Equinix, Inc.	7,369	4,176,602
Equity Residential	30,287	2,685,245
Essex Property Trust, Inc.	5,711	1,868,239
Extra Space Storage, Inc.	11,166	1,253,607
Federal Realty Investment Trust	6,056	823,677

Healthpeak Properties Inc	42,669	1,605,208
Host Hotels & Resorts, Inc.	63,416	1,039,388
Iron Mountain, Inc.	24,944	818,163
Kimco Realty Corp.	36,673	790,670
Macerich Co.	9,573	263,258
Mid-America Apartment Communities, Inc.	9,908	1,377,113
Prologis, Inc.	54,834	4,812,232
Public Storage	13,046	2,907,432
Realty Income Corp.	27,648	2,261,330
Regency Centers Corp.	14,558	978,880
SBA Communications Corp.	9,827	2,364,868
Simon Property Group, Inc.	26,761	4,032,347
SL Green Realty Corp.	7,161	598,660
UDR, Inc.	25,443	1,278,511
Ventas, Inc.	32,371	2,107,352
Vornado Realty Trust	13,760	903,069
Welltower, Inc.	35,209	3,193,104
Weyerhaeuser Co.	64,721	1,890,500

		67,462,226

Real Estate Management/Services — 0.1%
CBRE Group, Inc., Class A†	29,222	1,564,838

Rental Auto/Equipment — 0.0%
United Rentals, Inc.†	6,704	895,453

Respiratory Products — 0.1%
ResMed, Inc.	12,482	1,846,337

Retail-Apparel/Shoe — 0.2%
Gap, Inc.	18,610	302,598
L Brands, Inc.	20,171	343,714
Ross Stores, Inc.	31,686	3,475,004

		4,121,316

Retail-Auto Parts — 0.3%
Advance Auto Parts, Inc.	6,202	1,007,701
AutoZone, Inc.†	2,131	2,438,674
Genuine Parts Co.	12,692	1,301,945
O’Reilly Automotive, Inc.†	6,648	2,895,271

		7,643,591

Retail-Automobile — 0.1%
CarMax, Inc.†	14,386	1,340,344

Retail-Building Products — 1.2%
Home Depot, Inc.	95,149	22,320,053
Lowe’s Cos., Inc.	67,056	7,484,120

		29,804,173

Retail-Consumer Electronics — 0.1%
Best Buy Co., Inc.	20,152	1,447,518

Retail-Discount — 1.5%
Costco Wholesale Corp.	38,210	11,352,573
Dollar General Corp.	22,335	3,581,194
Dollar Tree, Inc.†	20,558	2,269,603
Target Corp.	44,391	4,745,842
Walmart, Inc.	123,559	14,488,528

		36,437,740

Retail-Drug Store — 0.2%
Walgreens Boots Alliance, Inc.	65,912	3,610,659

Retail-Gardening Products — 0.0%
Tractor Supply Co.	10,362	984,597

Retail-Jewelry — 0.1%
Tiffany & Co.	9,446	1,176,121

Retail-Major Department Stores — 0.3%
Nordstrom, Inc.	9,287	333,403
TJX Cos., Inc.	105,035	6,055,268

		6,388,671

Retail-Perfume & Cosmetics — 0.1%
Ulta Beauty, Inc.†	5,113	1,192,096

Retail-Regional Department Stores — 0.0%
Kohl’s Corp.	13,825	708,670
Macy’s, Inc.	26,839	406,879

		1,115,549

Retail-Restaurants — 1.1%
Chipotle Mexican Grill, Inc.†	2,216	1,724,403
Darden Restaurants, Inc.	10,671	1,198,033
McDonald’s Corp.	65,982	12,978,659
Starbucks Corp.	103,998	8,794,071
Yum! Brands, Inc.	26,437	2,688,907

		27,384,073

Savings & Loans/Thrifts — 0.0%
People’s United Financial, Inc.	38,533	623,079

Semiconductor Components-Integrated Circuits — 0.6%
Analog Devices, Inc.	32,095	3,422,290
Maxim Integrated Products, Inc.	23,569	1,382,558
QUALCOMM, Inc.	105,619	8,495,992

		13,300,840

Semiconductor Equipment — 0.4%
Applied Materials, Inc.	80,258	4,354,799
KLA Corp.	13,836	2,338,838
Lam Research Corp.	12,557	3,403,449

		10,097,086

Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	3,591	810,345

Soap & Cleaning Preparation — 0.1%
Church & Dwight Co., Inc.	21,468	1,501,472

Steel-Producers — 0.1%
Nucor Corp.	26,339	1,418,355

Telecom Equipment-Fiber Optics — 0.1%
Corning, Inc.	67,843	2,010,188

Telecommunication Equipment — 0.0%
Juniper Networks, Inc.	30,045	745,717

Telephone-Integrated — 2.0%
AT&T, Inc.	634,848	24,435,299
CenturyLink, Inc.	85,291	1,103,666
Verizon Communications, Inc.	359,344	21,729,532

		47,268,497

Television — 0.0%
CBS Corp., Class B	28,431	1,024,653

Textile-Home Furnishings — 0.0%
Mohawk Industries, Inc.†	5,203	746,006

Tobacco — 0.8%
Altria Group, Inc.	162,304	7,269,596
Philip Morris International, Inc.	135,175	11,008,652

		18,278,248

Tools-Hand Held — 0.1%
Snap-on, Inc.	4,797	780,328
Stanley Black & Decker, Inc.	13,184	1,995,135

		2,775,463

Toys — 0.0%
Hasbro, Inc.	10,197	992,270

Transport-Rail — 0.9%
CSX Corp.	69,347	4,873,014
Kansas City Southern	8,739	1,230,276
Norfolk Southern Corp.	22,885	4,165,070
Union Pacific Corp.	61,211	10,127,972

		20,396,332

Transport-Services — 0.5%
C.H. Robinson Worldwide, Inc.	11,762	889,678
Expeditors International of Washington, Inc.	14,833	1,081,919
FedEx Corp.	20,851	3,183,114
United Parcel Service, Inc., Class B	60,673	6,987,709

		12,142,420

Transport-Truck — 0.0%
JB Hunt Transport Services, Inc.	7,421	872,413

Water — 0.1%
American Water Works Co., Inc.	15,696	1,934,846

Water Treatment Systems — 0.0%
Pentair PLC	14,600	605,462

Web Hosting/Design — 0.1%
VeriSign, Inc.†	9,050	1,719,681

Web Portals/ISP — 2.7%
Alphabet, Inc., Class A†	26,024	32,759,011
Alphabet, Inc., Class C†	26,255	33,084,188

		65,843,199

Wireless Equipment — 0.1%
Motorola Solutions, Inc.	14,384	2,392,347

Total Common Stocks (cost $1,406,567,192)		2,191,943,316

EXCHANGE-TRADED FUNDS — 3.8%
SPDR S&P 500 Trust ETF (cost $84,743,854)	301,100	91,332,663

Total Long-Term Investment Securities (cost $1,491,311,046)		2,283,275,979

SHORT-TERM INVESTMENT SECURITIES — 0.3%
U.S. Government Treasuries — 0.3%
United States Treasury Bills
1.68% due 12/10/2019(2)	$2,900,000	2,895,356
1.70% due 11/05/2019(2)	3,700,000	3,699,375

Total Short-Term Investment Securities (cost $6,594,038)		6,594,731

REPURCHASE AGREEMENTS — 4.7%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.25%, dated 10/31/2019, to be repurchased 11/01/2019 in the amount of $114,143,793 and collateralized by $112,970,000 of United States Treasury Notes, bearing interest at 2.50% due 03/31/2023 and having an approximate value of $116,428,690 (cost $114,143,000)	114,143,000	114,143,000

TOTAL INVESTMENTS (cost $1,612,048,084)	100.0%	2,404,013,710
Other assets less liabilities	0.0	65,490

NET ASSETS	100.0%	$2,404,079,200

†	Non-income producing security
(1)	Security represents an investment in an affiliated company (see Note 2)
(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

ETF — Exchange-Traded Funds

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
789	Long	S&P 500 E-Mini Index	December 2019	$118,567,131	$119,762,310	$1,195,179

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2019 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$2,191,943,316	$—	$—	$2,191,943,316
Exchange-Traded Funds	91,332,663	—	—	91,332,663
Short-Term Investment Securities	—	6,594,731	—	6,594,731
Repurchase Agreements	—	114,143,000	—	114,143,000

Total Investments at Value	$2,283,275,979	$120,737,731	$—	$2,404,013,710

Other Financial Instruments:†
Futures Contracts	$1,195,179	$—	$—	$1,195,179

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Large Cap Value Index Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2019 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 99.4%
Advertising Agencies — 0.2%
Interpublic Group of Cos., Inc.	8,155	$177,371
Omnicom Group, Inc.	4,581	353,608

		530,979

Aerospace/Defense — 1.4%
General Dynamics Corp.	4,928	871,270
Lockheed Martin Corp.	2,094	788,768
Northrop Grumman Corp.	3,314	1,168,119
Raytheon Co.	3,343	709,418

		3,537,575

Aerospace/Defense-Equipment — 0.8%
Arconic, Inc.	8,158	224,100
L3Harris Technologies, Inc.	2,257	465,642
United Technologies Corp.	8,883	1,275,421

		1,965,163

Agricultural Biotech — 0.2%
Corteva, Inc.	15,772	416,065

Agricultural Chemicals — 0.1%
CF Industries Holdings, Inc.	2,621	118,862
Mosaic Co.	3,963	78,785

		197,647

Agricultural Operations — 0.2%
Archer-Daniels-Midland Co.	11,730	493,129

Airlines — 0.8%
Alaska Air Group, Inc.	2,596	180,240
American Airlines Group, Inc.	8,346	250,881
Delta Air Lines, Inc.	12,188	671,315
Southwest Airlines Co.	10,189	571,909
United Airlines Holdings, Inc.†	4,653	422,678

		2,097,023

Apparel Manufacturers — 0.2%
Capri Holdings, Ltd.†	3,192	99,175
Hanesbrands, Inc.	4,264	64,855
PVH Corp.	1,562	136,144
Ralph Lauren Corp.	1,092	104,898
Tapestry, Inc.	1,994	51,565
Under Armour, Inc., Class A†	1,387	28,642
Under Armour, Inc., Class C†	1,433	26,510

		511,789

Appliances — 0.1%
Whirlpool Corp.	1,338	203,537

Athletic Footwear — 0.5%
NIKE, Inc., Class B	12,919	1,156,896

Auto-Cars/Light Trucks — 0.7%
Ford Motor Co.	82,538	709,001
General Motors Co.	26,461	983,291

		1,692,292

Auto-Heavy Duty Trucks — 0.2%
PACCAR, Inc.	7,295	554,858

Auto/Truck Parts & Equipment-Original — 0.1%
Aptiv PLC	2,104	188,413
BorgWarner, Inc.	4,349	181,267

		369,680

Banks-Commercial — 0.9%
BB&T Corp.	16,136	856,015
Citizens Financial Group, Inc.	9,416	331,066
M&T Bank Corp.	2,815	440,632
Regions Financial Corp.	21,014	338,325
Zions Bancorp NA	3,727	180,648

		2,146,686

Banks-Fiduciary — 0.6%
Bank of New York Mellon Corp.	18,067	844,632
Northern Trust Corp.	2,127	212,020
State Street Corp.	7,847	518,451

		1,575,103

Banks-Super Regional — 3.0%
Comerica, Inc.	1,699	111,149
Fifth Third Bancorp	15,385	447,396
Huntington Bancshares, Inc.	21,858	308,853
KeyCorp	21,130	379,706
PNC Financial Services Group, Inc.	9,378	1,375,753
SunTrust Banks, Inc.	9,350	638,979
Wells Fargo & Co.	84,445	4,359,895

		7,621,731

Beverages-Non-alcoholic — 1.5%
Coca-Cola Co.	38,905	2,117,599
PepsiCo, Inc.	11,484	1,575,260

		3,692,859

Brewery — 0.1%
Molson Coors Brewing Co., Class B	3,956	208,560

Broadcast Services/Program — 0.2%
Discovery, Inc., Class A†	3,328	89,706
Discovery, Inc., Class C†	7,307	184,429
Fox Corp., Class A	4,031	129,153
Fox Corp., Class B	1,847	57,700

		460,988

Building & Construction Products-Misc. — 0.1%
Fortune Brands Home & Security, Inc.	2,946	176,907

Building Products-Air & Heating — 0.3%
Johnson Controls International PLC	16,758	726,124

Building Products-Cement — 0.1%
Martin Marietta Materials, Inc.	565	147,979
Vulcan Materials Co.	1,449	207,019

		354,998

Building Products-Wood — 0.1%
Masco Corp.	3,231	149,434

Building-Residential/Commercial — 0.4%
D.R. Horton, Inc.	7,088	371,199
Lennar Corp., Class A	5,990	357,004
NVR, Inc.†	29	105,461
PulteGroup, Inc.	5,429	213,034

		1,046,698

Cable/Satellite TV — 1.4%
Charter Communications, Inc., Class A†	1,941	908,116
Comcast Corp., Class A	51,582	2,311,905
DISH Network Corp., Class A†	5,067	174,204

		3,394,225

Casino Hotels — 0.3%
Las Vegas Sands Corp.	3,139	194,116
MGM Resorts International	10,982	312,987
Wynn Resorts, Ltd.	2,040	247,533

		754,636

Cellular Telecom — 0.2%
T-Mobile US, Inc.†	4,994	412,804

Chemicals-Diversified — 1.2%
Celanese Corp.	1,225	148,409
Dow, Inc.	15,653	790,320
DuPont de Nemours, Inc.	15,701	1,034,853
Eastman Chemical Co.	1,327	100,905
FMC Corp.	1,538	140,727
LyondellBasell Industries NV, Class A	5,437	487,699
PPG Industries, Inc.	2,687	336,197

		3,039,110

Chemicals-Specialty — 0.2%
Albemarle Corp.	2,232	135,572
International Flavors & Fragrances, Inc.	2,249	274,400

		409,972

Coatings/Paint — 0.1%
Sherwin-Williams Co.	657	376,014

Commercial Services — 0.1%
Nielsen Holdings PLC	7,491	151,018
Quanta Services, Inc.	2,994	125,898

		276,916

Commercial Services-Finance — 0.3%
Equifax, Inc.	993	135,753
FleetCor Technologies, Inc.†	729	214,487
H&R Block, Inc.	1,606	40,134
Moody’s Corp.	1,748	385,766

		776,140

Computer Aided Design — 0.1%
Cadence Design Systems, Inc.†	2,419	158,081
Synopsys, Inc.†	1,361	184,756

		342,837

Computer Services — 1.9%
Accenture PLC, Class A	7,246	1,343,553
Cognizant Technology Solutions Corp., Class A	11,632	708,854
DXC Technology Co.	5,517	152,655
International Business Machines Corp.	18,657	2,495,001

		4,700,063

Computers — 9.3%
Apple, Inc.	89,468	22,256,060
Hewlett Packard Enterprise Co.	27,497	451,226
HP, Inc.	31,211	542,135

		23,249,421

Computers-Memory Devices — 0.2%
Seagate Technology PLC	1,795	104,164
Western Digital Corp.	6,234	321,986

		426,150

Consulting Services — 0.1%
Verisk Analytics, Inc.	1,068	154,540

Consumer Products-Misc. — 0.2%
Kimberly-Clark Corp.	3,335	443,155

Containers-Metal/Glass — 0.1%
Ball Corp.	2,307	161,421

Containers-Paper/Plastic — 0.3%
Amcor PLC	17,449	166,115
Packaging Corp. of America	1,994	218,263
Sealed Air Corp.	3,254	135,920
WestRock Co.	5,420	202,545

		722,843

Cosmetics & Toiletries — 1.5%
Colgate-Palmolive Co.	7,770	533,022
Coty, Inc., Class A	6,195	72,420
Estee Lauder Cos., Inc., Class A	1,491	277,729
Procter & Gamble Co.	23,191	2,887,511

		3,770,682

Cruise Lines — 0.4%
Carnival Corp.	8,433	361,691
Norwegian Cruise Line Holdings, Ltd.†	4,541	230,501
Royal Caribbean Cruises, Ltd.	3,619	393,856

		986,048

Data Processing/Management — 0.1%
Jack Henry & Associates, Inc.	843	119,335
Paychex, Inc.	2,560	214,119

		333,454

Dental Supplies & Equipment — 0.2%
Align Technology, Inc.†	750	189,218
DENTSPLY SIRONA, Inc.	4,722	258,671

		447,889

Diagnostic Equipment — 0.3%
Danaher Corp.	5,916	815,343

Distribution/Wholesale — 0.1%
Copart, Inc.†	1,359	112,308
LKQ Corp.†	6,491	220,629

		332,937

Diversified Banking Institutions — 8.0%
Bank of America Corp.	176,438	5,517,216
Citigroup, Inc.	47,578	3,418,955
Goldman Sachs Group, Inc.	6,815	1,454,185
JPMorgan Chase & Co.	67,342	8,412,362
Morgan Stanley	26,455	1,218,253

		20,020,971

Diversified Manufacturing Operations — 1.9%
3M Co.	5,937	979,546
A.O. Smith Corp.	2,914	144,767
Eaton Corp. PLC	4,600	400,706
General Electric Co.	183,801	1,834,334
Illinois Tool Works, Inc.	3,720	627,118
Parker-Hannifin Corp.	2,705	496,340
Textron, Inc.	4,847	223,398

		4,706,209

E-Commerce/Products — 0.1%
eBay, Inc.	10,295	362,899

E-Commerce/Services — 0.5%
Booking Holdings, Inc.†	466	954,727
Expedia Group, Inc.	1,119	152,922
TripAdvisor, Inc.†	730	29,492

		1,137,141

E-Services/Consulting — 0.1%
CDW Corp.	1,768	226,145

Electric Products-Misc. — 0.4%
Emerson Electric Co.	12,955	908,793

Electric-Distribution — 0.5%
CenterPoint Energy, Inc.	10,577	307,473
Sempra Energy	5,782	835,557

		1,143,030

Electric-Integrated — 4.5%
AES Corp.	13,981	238,376
Alliant Energy Corp.	2,151	114,734
American Electric Power Co., Inc.	10,400	981,656
CMS Energy Corp.	2,630	168,110
Consolidated Edison, Inc.	6,995	645,079
Dominion Energy, Inc.	9,174	757,314
DTE Energy Co.	3,861	491,582
Duke Energy Corp.	15,345	1,446,420
Edison International	7,542	474,392
Entergy Corp.	4,188	508,758
Evergy, Inc.	4,959	316,930
Eversource Energy	3,067	256,831
Exelon Corp.	20,463	930,862
FirstEnergy Corp.	11,373	549,543
PPL Corp.	15,211	509,416
Public Service Enterprise Group, Inc.	10,649	674,188
Southern Co.	22,014	1,379,397
WEC Energy Group, Inc.	3,455	326,152
Xcel Energy, Inc.	6,074	385,760

		11,155,500

Electronic Components-Misc. — 0.0%
Garmin, Ltd.	1,156	108,375

Electronic Components-Semiconductors — 2.2%
Intel Corp.	30,789	1,740,502
IPG Photonics Corp.†	751	100,844
Microchip Technology, Inc.	2,457	231,670
Micron Technology, Inc.†	23,247	1,105,395
NVIDIA Corp.	6,028	1,211,749
Qorvo, Inc.†	2,481	200,614
Skyworks Solutions, Inc.	1,410	128,395
Texas Instruments, Inc.	6,685	788,763

		5,507,932

Electronic Connectors — 0.4%
Amphenol Corp., Class A	3,884	389,682
TE Connectivity, Ltd.	7,075	633,212

		1,022,894

Electronic Measurement Instruments — 0.3%
Agilent Technologies, Inc.	3,063	232,022
FLIR Systems, Inc.	2,856	147,256
Fortive Corp.	6,219	429,111

		808,389

Electronic Security Devices — 0.0%
Allegion PLC	964	111,863

Engineering/R&D Services — 0.1%
Jacobs Engineering Group, Inc.	2,854	267,077

Engines-Internal Combustion — 0.2%
Cummins, Inc.	3,323	573,151

Enterprise Software/Service — 0.5%
Oracle Corp.	23,184	1,263,296

Entertainment Software — 0.5%
Activision Blizzard, Inc.	16,154	905,109
Electronic Arts, Inc.†	3,228	311,179

		1,216,288

Finance-Consumer Loans — 0.2%
Synchrony Financial	12,855	454,681

Finance-Credit Card — 0.8%
American Express Co.	7,164	840,194
Capital One Financial Corp.	9,906	923,734
Discover Financial Services	2,346	188,290
Western Union Co.	5,178	129,761

		2,081,979

Finance-Investment Banker/Broker — 0.2%
Charles Schwab Corp.	11,761	478,790
E*TRADE Financial Corp.	1,959	81,867

		560,657

Finance-Other Services — 0.6%
CME Group, Inc.	7,542	1,551,766
Nasdaq, Inc.	728	72,633

		1,624,399

Food-Confectionery — 0.2%
Hershey Co.	1,224	179,769
J.M. Smucker Co.	2,402	253,843

		433,612

Food-Meat Products — 0.2%
Tyson Foods, Inc., Class A	6,206	513,795

Food-Misc./Diversified — 1.2%
Campbell Soup Co.	3,552	164,493
Conagra Brands, Inc.	10,248	277,208
General Mills, Inc.	12,710	646,431
Kraft Heinz Co.	13,104	423,652
Mondelez International, Inc., Class A	30,373	1,593,064

		3,104,848

Food-Retail — 0.2%
Kroger Co.	16,823	414,519

Food-Wholesale/Distribution — 0.1%
Sysco Corp.	3,999	319,400

Gas-Distribution — 0.1%
Atmos Energy Corp.	1,021	114,842
NiSource, Inc.	7,863	220,479

		335,321

Gold Mining — 0.3%
Newmont Goldcorp Corp.	17,268	686,058

Home Decoration Products — 0.0%
Newell Brands, Inc.	3,852	73,072

Home Furnishings — 0.1%
Leggett & Platt, Inc.	2,769	142,050

Hotels/Motels — 0.2%
Marriott International, Inc., Class A	3,454	437,104

Human Resources — 0.0%
Robert Half International, Inc.	1,337	76,570

Industrial Automated/Robotic — 0.1%
Rockwell Automation, Inc.	1,232	211,892

Industrial Gases — 0.3%
Linde PLC	3,757	745,201

Instruments-Controls — 0.6%
Honeywell International, Inc.	7,577	1,308,775
Mettler-Toledo International, Inc.†	187	131,824

		1,440,599

Instruments-Scientific — 0.1%
PerkinElmer, Inc.	1,123	96,533
Waters Corp.†	562	118,931

		215,464

Insurance Brokers — 0.6%
Aon PLC	1,838	355,028
Arthur J. Gallagher & Co.	1,293	117,948
Marsh & McLennan Cos., Inc.	3,945	408,781
Willis Towers Watson PLC	2,717	507,807

		1,389,564

Insurance-Life/Health — 0.9%
Aflac, Inc.	15,593	828,924
Globe Life, Inc.	1,163	113,195
Lincoln National Corp.	4,216	238,120
Principal Financial Group, Inc.	5,461	291,508
Prudential Financial, Inc.	8,467	771,682
Unum Group	4,394	121,011

		2,364,440

Insurance-Multi-line — 2.0%
Allstate Corp.	6,933	737,810
American International Group, Inc.(2)	18,321	970,280
Assurant, Inc.	1,287	162,252
Chubb, Ltd.	9,599	1,463,080
Cincinnati Financial Corp.	1,664	188,381
Hartford Financial Services Group, Inc.	7,615	434,664
Loews Corp.	5,477	268,373
MetLife, Inc.	16,764	784,388

		5,009,228

Insurance-Property/Casualty — 2.3%
Berkshire Hathaway, Inc., Class B†	21,475	4,565,155
Progressive Corp.	5,787	403,354
Travelers Cos., Inc.	5,484	718,733

		5,687,242

Insurance-Reinsurance — 0.1%
Everest Re Group, Ltd.	858	220,583

Internet Security — 0.1%
NortonLifelock, Inc.	11,975	273,988

Investment Management/Advisor Services — 0.9%
Affiliated Managers Group, Inc.	1,067	85,232
Ameriprise Financial, Inc.	1,268	191,328
BlackRock, Inc.	2,474	1,142,246
Franklin Resources, Inc.	5,940	163,647
Invesco, Ltd.	8,113	136,461
Raymond James Financial, Inc.	2,603	217,324
T. Rowe Price Group, Inc.	2,481	287,300

		2,223,538

Machinery-Construction & Mining — 0.7%
Caterpillar, Inc.	11,849	1,632,792

Machinery-Farming — 0.5%
Deere & Co.	6,632	1,154,897

Machinery-General Industrial — 0.1%
Wabtec Corp.	2,071	143,665

Machinery-Pumps — 0.1%
Dover Corp.	3,063	318,215
Flowserve Corp.	1,298	63,394

		381,609

Medical Labs & Testing Services — 0.3%
IQVIA Holdings, Inc.†	1,036	149,619
Laboratory Corp. of America Holdings†	2,058	339,097
Quest Diagnostics, Inc.	2,836	287,145

		775,861

Medical Products — 0.8%
Baxter International, Inc.	6,129	470,094
Becton Dickinson and Co.	2,104	538,624
Cooper Cos., Inc.	595	173,145
Henry Schein, Inc.†	1,717	107,459
Hologic, Inc.†	2,533	122,369
Stryker Corp.	2,771	599,284

		2,010,975

Medical-Biomedical/Gene — 1.7%
Amgen, Inc.	4,294	915,695
Biogen, Inc.†	1,787	533,795
Celgene Corp.†	7,911	854,625
Gilead Sciences, Inc.	26,673	1,699,337
Incyte Corp.†	1,955	164,064
Regeneron Pharmaceuticals, Inc.†	690	211,333

		4,378,849

Medical-Drugs — 2.8%
AbbVie, Inc.	14,946	1,188,954
Allergan PLC	6,909	1,216,744
Bristol-Myers Squibb Co.	16,881	968,463
Johnson & Johnson	22,789	3,009,060
Zoetis, Inc.	4,526	578,966

		6,962,187

Medical-Generic Drugs — 0.1%
Mylan NV†	10,865	208,065
Perrigo Co. PLC	2,865	151,902

		359,967

Medical-HMO — 2.8%
Anthem, Inc.	5,388	1,449,803
Centene Corp.†	8,711	462,380
UnitedHealth Group, Inc.	19,959	5,043,639

		6,955,822

Medical-Hospitals — 0.0%
Universal Health Services, Inc., Class B	736	101,171

Medical-Wholesale Drug Distribution — 0.4%
AmerisourceBergen Corp.	3,203	273,472
Cardinal Health, Inc.	6,279	310,497
McKesson Corp.	3,894	517,902

		1,101,871

Metal-Copper — 0.1%
Freeport-McMoRan, Inc.	16,806	165,035

Motorcycle/Motor Scooter — 0.1%
Harley-Davidson, Inc.	3,301	128,442

Multimedia — 0.9%
Viacom, Inc., Class B	7,455	160,730
Walt Disney Co.	16,693	2,168,754

		2,329,484

Non-Hazardous Waste Disposal — 0.1%
Republic Services, Inc.	2,541	222,363

Office Automation & Equipment — 0.1%
Xerox Holdings Corp.	4,008	135,991

Office Supplies & Forms — 0.0%
Avery Dennison Corp.	975	124,664

Oil & Gas Drilling — 0.0%
Helmerich & Payne, Inc.	2,305	86,438

Oil Companies-Exploration & Production — 0.7%
Cabot Oil & Gas Corp.	2,732	50,924
Cimarex Energy Co.	940	39,687
Concho Resources, Inc.	1,906	128,693
EOG Resources, Inc.	12,223	847,176
Hess Corp.	2,453	161,285
Noble Energy, Inc.	10,072	193,987
Pioneer Natural Resources Co.	3,520	433,030

		1,854,782

Oil Companies-Integrated — 2.9%
Chevron Corp.	39,983	4,643,626
Exxon Mobil Corp.	39,209	2,649,352

		7,292,978

Oil Field Machinery & Equipment — 0.1%
National Oilwell Varco, Inc.	8,127	183,833

Oil Refining & Marketing — 1.1%
Marathon Petroleum Corp.	13,865	886,667
Phillips 66	9,447	1,103,599
Valero Energy Corp.	8,728	846,441

		2,836,707

Oil-Field Services — 0.7%
Baker Hughes a GE Co., LLC	13,671	292,559
Halliburton Co.	18,448	355,124
Schlumberger, Ltd.	29,127	952,162
TechnipFMC PLC	8,839	174,394

		1,774,239

Paper & Related Products — 0.1%
International Paper Co.	8,274	361,408

Pharmacy Services — 1.0%
Cigna Corp.	3,420	610,333
CVS Health Corp.	27,390	1,818,422

		2,428,755

Pipelines — 0.7%
Kinder Morgan, Inc.	41,003	819,240
ONEOK, Inc.	3,740	261,164
Williams Cos., Inc.	25,526	569,485

		1,649,889

Publishing-Newspapers — 0.1%
News Corp., Class A	8,122	111,352
News Corp., Class B	2,565	36,218

		147,570

Real Estate Investment Trusts — 2.7%
Alexandria Real Estate Equities, Inc.	2,389	379,254
AvalonBay Communities, Inc.	941	204,818
Boston Properties, Inc.	1,423	195,236
Crown Castle International Corp.	5,166	716,989
Digital Realty Trust, Inc.	1,931	245,314
Duke Realty Corp.	2,512	88,272
Equinix, Inc.	715	405,248
Equity Residential	2,349	208,262
Essex Property Trust, Inc.	360	117,767
Extra Space Storage, Inc.	920	103,288
Federal Realty Investment Trust	763	103,776
Host Hotels & Resorts, Inc.	8,147	133,529
Iron Mountain, Inc.	6,047	198,341
Kimco Realty Corp.	8,890	191,668
Macerich Co.	2,321	63,827
Mid-America Apartment Communities, Inc.	1,057	146,912
Prologis, Inc.	13,292	1,166,506
Realty Income Corp.	1,810	148,040
Regency Centers Corp.	1,941	130,513
SBA Communications Corp.	1,000	240,650
Simon Property Group, Inc.	2,141	322,606
SL Green Realty Corp.	1,736	145,130
UDR, Inc.	2,775	139,444
Ventas, Inc.	7,847	510,840
Vornado Realty Trust	1,634	107,239
Weyerhaeuser Co.	15,689	458,276

		6,871,745

Real Estate Management/Services — 0.1%
CBRE Group, Inc., Class A†	7,084	379,348

Rental Auto/Equipment — 0.0%
United Rentals, Inc.†	764	102,048

Retail-Apparel/Shoe — 0.2%
Gap, Inc.	4,511	73,349
L Brands, Inc.	4,890	83,325
Ross Stores, Inc.	3,303	362,240

		518,914

Retail-Auto Parts — 0.2%
Advance Auto Parts, Inc.	526	85,464
Genuine Parts Co.	3,077	315,639

		401,103

Retail-Automobile — 0.1%
CarMax, Inc.†	1,918	178,700

Retail-Building Products — 1.6%
Home Depot, Inc.	12,455	2,921,694
Lowe’s Cos., Inc.	8,778	979,713

		3,901,407

Retail-Consumer Electronics — 0.1%
Best Buy Co., Inc.	4,885	350,890

Retail-Discount — 3.2%
Costco Wholesale Corp.	9,262	2,751,833
Dollar Tree, Inc.†	4,984	550,234
Target Corp.	10,761	1,150,458
Walmart, Inc.	29,952	3,512,171

		7,964,696

Retail-Drug Store — 0.3%
Walgreens Boots Alliance, Inc.	15,978	875,275

Retail-Jewelry — 0.1%
Tiffany & Co.	1,259	156,758

Retail-Major Department Stores — 0.0%
Nordstrom, Inc.	1,148	41,213

Retail-Regional Department Stores — 0.1%
Kohl’s Corp.	3,351	171,772
Macy’s, Inc.	3,774	57,214

		228,986

Retail-Restaurants — 0.4%
Darden Restaurants, Inc.	776	87,121
Starbucks Corp.	12,353	1,044,570

		1,131,691

Savings & Loans/Thrifts — 0.1%
People’s United Financial, Inc.	9,341	151,044

Semiconductor Components-Integrated Circuits — 0.6%
Analog Devices, Inc.	3,579	381,629
Maxim Integrated Products, Inc.	2,285	134,038
QUALCOMM, Inc.	12,289	988,527

		1,504,194

Semiconductor Equipment — 0.9%
Applied Materials, Inc.	19,455	1,055,628
KLA Corp.	1,509	255,081
Lam Research Corp.	3,044	825,046

		2,135,755

Shipbuilding — 0.1%
Huntington Ingalls Industries, Inc.	871	196,550

Steel-Producers — 0.1%
Nucor Corp.	6,385	343,832

Telecom Equipment-Fiber Optics — 0.2%
Corning, Inc.	16,446	487,295

Telecommunication Equipment — 0.1%
Juniper Networks, Inc.	7,283	180,764

Telephone-Integrated — 2.5%
AT&T, Inc.	153,893	5,923,342
CenturyLink, Inc.	20,675	267,534

		6,190,876

Television — 0.1%
CBS Corp., Class B	6,892	248,388

Textile-Home Furnishings — 0.1%
Mohawk Industries, Inc.†	1,261	180,802

Tobacco — 1.2%
Altria Group, Inc.	39,344	1,762,218
Philip Morris International, Inc.	16,056	1,307,600

		3,069,818

Tools-Hand Held — 0.3%
Snap-on, Inc.	1,163	189,185
Stanley Black & Decker, Inc.	3,196	483,651

		672,836

Toys — 0.0%
Hasbro, Inc.	1,063	103,441

Transport-Rail — 0.2%
Kansas City Southern	1,186	166,965
Norfolk Southern Corp.	1,720	313,040

		480,005

Transport-Services — 0.6%
C.H. Robinson Worldwide, Inc.	2,851	215,650
FedEx Corp.	2,780	424,395
United Parcel Service, Inc., Class B	7,354	846,960

		1,487,005

Transport-Truck — 0.0%
JB Hunt Transport Services, Inc.	594	69,831

Water — 0.1%
American Water Works Co., Inc.	1,408	173,564

Water Treatment Systems — 0.1%
Pentair PLC	3,539	146,762

Total Common Stocks (cost $222,349,288)		248,400,858

EXCHANGE-TRADED FUNDS — 0.4%
iShares S&P 500 Value ETF (cost $832,455)	7,240	885,307

Total Long-Term Investment Securities (cost $223,181,743)		249,286,165

SHORT-TERM INVESTMENT SECURITIES — 0.1%
U.S. Government Treasuries — 0.1%
United States Treasury Bills 1.87% due 11/12/2019(1) (cost $349,800)	$350,000	349,837

TOTAL INVESTMENTS (cost $223,531,543)	99.9%	249,636,002
Other assets less liabilities	0.1	155,548

NET ASSETS	100.0%	$249,791,550

†	Non-income producing security
(1)	The security or portion thereof was pledged as collateral to cover margin requirements for open future contracts.
(2)	Security represents an investment in an affiliated company (see Note 2).

ETF — Exchange-Traded Funds

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
4	Long	S&P 500 E-Mini Index	December 2019	$601,588	$607,160	$5,572

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2019 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$248,400,858	$—	$—	$248,400,858
Exchange-Traded Funds	885,307	—	—	885,307
Short-Term Investment Securities	—	349,837	—	349,837

Total Investments at Value	$249,286,165	$349,837	$—	$249,636,002

Other Financial Instruments:+
Futures Contracts	$5,572	$—	$—	$5,572

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Amounts presented represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Legg Mason BW Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2019 —

(unaudited)

Security Description	Shares	Value (Note 1)

COMMON STOCKS — 97.7%
Advertising Agencies — 0.3%
Interpublic Group of Cos., Inc.	56,600	$1,231,050
Omnicom Group, Inc.	35,000	2,701,650

		3,932,700

Aerospace/Defense — 3.0%
General Dynamics Corp.	46,300	8,185,840
Lockheed Martin Corp.	38,100	14,351,508
Northrop Grumman Corp.	24,800	8,741,504
Raytheon Co.	37,600	7,979,096
Spirit AeroSystems Holdings, Inc., Class A	17,100	1,399,122

		40,657,070

Agricultural Operations — 0.2%
Archer-Daniels-Midland Co.	81,400	3,422,056

Airlines — 1.2%
Alaska Air Group, Inc.	19,400	1,346,942
Delta Air Lines, Inc.	104,000	5,728,320
JetBlue Airways Corp.†	44,800	864,640
Southwest Airlines Co.	85,800	4,815,954
United Airlines Holdings, Inc.†	40,900	3,715,356

		16,471,212

Apparel Manufacturers — 0.1%
Hanesbrands, Inc.	42,200	641,862
Ralph Lauren Corp.	7,900	758,874

		1,400,736

Appliances — 0.1%
Whirlpool Corp.	10,000	1,521,200

Applications Software — 0.1%
CDK Global, Inc.	18,300	924,882

Auto-Cars/Light Trucks — 1.0%
Ford Motor Co.	626,800	5,384,212
General Motors Co.	207,600	7,714,416

		13,098,628

Auto-Heavy Duty Trucks — 0.3%
PACCAR, Inc.	55,700	4,236,542

Auto/Truck Parts & Equipment-Original — 0.5%
Allison Transmission Holdings, Inc.	20,700	902,727
Aptiv PLC	38,000	3,402,900
BorgWarner, Inc.	32,900	1,371,272
Lear Corp.	9,100	1,071,707

		6,748,606

Banks-Commercial — 1.7%
BB&T Corp.	113,300	6,010,565
CIT Group, Inc.	19,400	832,066
Citizens Financial Group, Inc.	71,000	2,496,360
Commerce Bancshares, Inc.	16,550	1,065,158
Cullen/Frost Bankers, Inc.	9,500	855,760
M&T Bank Corp.	22,000	3,443,660
Popular, Inc.	14,100	767,886
Prosperity Bancshares, Inc.	10,000	690,200
Regions Financial Corp.	165,300	2,661,330
Signature Bank	8,300	982,056
SVB Financial Group†	6,400	1,417,472
Zions Bancorp NA	28,200	1,366,854

		22,589,367

Banks-Fiduciary — 0.7%
Bank of New York Mellon Corp.	146,900	6,867,575
Northern Trust Corp.	31,800	3,169,824

		10,037,399

Banks-Super Regional — 5.1%
Huntington Bancshares, Inc.	157,600	2,226,888
KeyCorp	156,000	2,803,320
PNC Financial Services Group, Inc.	69,200	10,151,640
SunTrust Banks, Inc.	68,200	4,660,788
US Bancorp	240,200	13,696,204
Wells Fargo & Co.	709,700	36,641,811

		70,180,651

Brewery — 0.1%
Molson Coors Brewing Co., Class B	23,600	1,244,192

Building & Construction Products-Misc. — 0.2%
Fortune Brands Home & Security, Inc.	22,300	1,339,115
Owens Corning	17,400	1,066,272

		2,405,387

Building Products-Air & Heating — 0.3%
Johnson Controls International PLC	94,800	4,107,684

Building Products-Wood — 0.1%
Masco Corp.	46,200	2,136,750

Building-Residential/Commercial — 0.6%
D.R. Horton, Inc.	54,500	2,854,165
Lennar Corp., Class A	45,800	2,729,680
PulteGroup, Inc.	43,600	1,710,864
Toll Brothers, Inc.	22,900	910,733

		8,205,442

Cable/Satellite TV — 2.4%
Comcast Corp., Class A	725,900	32,534,838

Casino Hotels — 0.1%
Las Vegas Sands Corp.	33,200	2,053,088

Chemicals-Diversified — 1.3%
Celanese Corp.	20,000	2,423,000
Eastman Chemical Co.	22,400	1,703,296
FMC Corp.	20,700	1,894,050
Huntsman Corp.	32,900	728,077
LyondellBasell Industries NV, Class A	66,600	5,974,020
PPG Industries, Inc.	36,300	4,541,856

		17,264,299

Commercial Services — 0.1%
Nielsen Holdings PLC	48,200	971,712
Quanta Services, Inc.	22,600	950,330

		1,922,042

Commercial Services-Finance — 0.1%
H&R Block, Inc.	30,600	764,694

Computer Services — 1.9%
Cognizant Technology Solutions Corp., Class A	82,700	5,039,738
International Business Machines Corp.	142,000	18,989,660
Leidos Holdings, Inc.	21,100	1,819,453

		25,848,851

Computers — 4.2%
Apple, Inc.	217,300	54,055,548
Hewlett Packard Enterprise Co.	209,000	3,429,690

		57,485,238

Containers-Paper/Plastic — 0.2%
Packaging Corp. of America	13,000	1,422,980
Sealed Air Corp.	25,200	1,052,604
Sonoco Products Co.	13,400	773,180

		3,248,764

Cruise Lines — 0.4%
Norwegian Cruise Line Holdings, Ltd.†	34,600	1,756,296
Royal Caribbean Cruises, Ltd.	30,600	3,330,198

		5,086,494

Dialysis Centers — 0.1%
DaVita, Inc.†	23,600	1,382,960

Distribution/Wholesale — 0.4%
HD Supply Holdings, Inc.†	25,000	988,500
LKQ Corp.†	49,500	1,682,505
WW Grainger, Inc.	8,700	2,686,908

		5,357,913

Diversified Banking Institutions — 11.3%
Bank of America Corp.	1,288,100	40,278,887
Citigroup, Inc.	375,100	26,954,686
Goldman Sachs Group, Inc.	55,200	11,778,576
JPMorgan Chase & Co.	504,000	62,959,680
Morgan Stanley	262,400	12,083,520

		154,055,349

Diversified Manufacturing Operations — 0.9%
A.O. Smith Corp.	17,300	859,464
Eaton Corp. PLC	67,200	5,853,792
Parker-Hannifin Corp.	20,800	3,816,592
Textron, Inc.	36,800	1,696,112

		12,225,960

Electric Products-Misc. — 0.5%
Emerson Electric Co.	90,900	6,376,635

Electric-Integrated — 2.1%
AES Corp.	77,200	1,316,260
American Electric Power Co., Inc.	68,700	6,484,593
DTE Energy Co.	26,200	3,335,784
Evergy, Inc.	37,400	2,390,234
Eversource Energy	42,200	3,533,828
OGE Energy Corp.	23,500	1,011,910
Pinnacle West Capital Corp.	16,000	1,505,920
Public Service Enterprise Group, Inc.	73,000	4,621,630
WEC Energy Group, Inc.	45,100	4,257,440

		28,457,599

Electronic Components-Misc. — 0.2%
Gentex Corp.	40,800	1,144,440
Sensata Technologies Holding PLC†	26,300	1,346,297

		2,490,737

Electronic Components-Semiconductors — 5.1%
Broadcom, Inc.	56,900	16,663,165
Intel Corp.	708,800	40,068,464
Micron Technology, Inc.†	163,400	7,769,670
ON Semiconductor Corp.†	65,700	1,340,280
Qorvo, Inc.†	19,200	1,552,512
Skyworks Solutions, Inc.	27,600	2,513,256

		69,907,347

Electronic Parts Distribution — 0.1%
Arrow Electronics, Inc.†	13,600	1,078,208

Engineering/R&D Services — 0.1%
AECOM†	25,200	1,008,252

Engines-Internal Combustion — 0.3%
Cummins, Inc.	25,300	4,363,744

Enterprise Software/Service — 2.2%
Oracle Corp.	559,400	30,481,706

Finance-Auto Loans — 0.3%
Ally Financial, Inc.	63,300	1,938,879
Credit Acceptance Corp.†	2,600	1,138,306
Santander Consumer USA Holdings, Inc.	52,900	1,326,732

		4,403,917

Finance-Consumer Loans — 0.3%
Synchrony Financial	100,100	3,540,537

Finance-Credit Card — 2.0%
American Express Co.	126,200	14,800,736
Capital One Financial Corp.	69,500	6,480,875
Discover Financial Services	55,200	4,430,352
Western Union Co.	67,700	1,696,562

		27,408,525

Finance-Investment Banker/Broker — 0.6%
Charles Schwab Corp.	181,400	7,384,794
Jefferies Financial Group, Inc.	53,800	1,004,446

		8,389,240

Finance-Other Services — 0.1%
SEI Investments Co.	21,500	1,288,280

Food-Confectionery — 0.1%
J.M. Smucker Co.	16,200	1,712,016

Food-Meat Products — 0.3%
Tyson Foods, Inc., Class A	42,300	3,502,017

Food-Misc./Diversified — 0.4%
Campbell Soup Co.	43,600	2,019,116
Kellogg Co.	54,800	3,481,444

		5,500,560

Food-Wholesale/Distribution — 0.0%
US Foods Holding Corp.†	14,000	555,380

Footwear & Related Apparel — 0.1%
Skechers U.S.A., Inc., Class A†	19,200	717,504

Home Furnishings — 0.1%
Leggett & Platt, Inc.	18,100	928,530

Hotels/Motels — 0.0%
Hyatt Hotels Corp., Class A	5,400	403,596

Human Resources — 0.1%
ManpowerGroup, Inc.	9,000	818,280
Robert Half International, Inc.	17,200	985,044

		1,803,324

Independent Power Producers — 0.1%
Vistra Energy Corp.	78,800	2,129,964

Industrial Automated/Robotic — 0.2%
Rockwell Automation, Inc.	17,300	2,975,427

Insurance-Life/Health — 1.6%
Aflac, Inc.	113,300	6,023,028

Athene Holding, Ltd., Class A†	23,600	1,023,060
AXA Equitable Holdings, Inc.	72,500	1,566,000
Globe Life, Inc.	39,600	3,854,268
Lincoln National Corp.	31,100	1,756,528
Principal Financial Group, Inc.	41,300	2,204,594
Prudential Financial, Inc.	61,200	5,577,768

		22,005,246

Insurance-Multi-line — 2.7%
Allstate Corp.	53,200	5,661,544
American Financial Group, Inc.	24,900	2,590,596
Assurant, Inc.	9,200	1,159,844
Chubb, Ltd.	67,600	10,303,592
Cincinnati Financial Corp.	23,800	2,694,398
Hartford Financial Services Group, Inc.	51,600	2,945,328
Loews Corp.	47,100	2,307,900
MetLife, Inc.	152,900	7,154,191
Old Republic International Corp.	37,200	831,048
Voya Financial, Inc.	25,600	1,381,376

		37,029,817

Insurance-Property/Casualty — 2.0%
Alleghany Corp.†	2,600	2,023,554
Arch Capital Group, Ltd.†	58,900	2,459,664
Fidelity National Financial, Inc.	33,200	1,521,888
Hanover Insurance Group, Inc.	5,800	763,918
Markel Corp.†	1,990	2,330,290
Progressive Corp.	69,700	4,858,090
Travelers Cos., Inc.	90,700	11,887,142
WR Berkley Corp.	26,950	1,883,805

		27,728,351

Insurance-Reinsurance — 0.2%
Everest Re Group, Ltd.	6,200	1,593,958
Reinsurance Group of America, Inc.	9,500	1,543,465

		3,137,423

Investment Management/Advisor Services — 1.7%
Ameriprise Financial, Inc.	23,800	3,591,182
BlackRock, Inc.	22,700	10,480,590
Franklin Resources, Inc.	73,800	2,033,190
LPL Financial Holdings, Inc.	12,000	970,080
Raymond James Financial, Inc.	20,600	1,719,894
T. Rowe Price Group, Inc.	35,000	4,053,000

		22,847,936

Lighting Products & Systems — 0.1%
Acuity Brands, Inc.	6,500	811,135

Machine Tools & Related Products — 0.1%
Lincoln Electric Holdings, Inc.	9,300	833,001

Machinery-Construction & Mining — 0.9%
Caterpillar, Inc.	83,200	11,464,960
Oshkosh Corp.	10,300	879,414

		12,344,374

Machinery-Farming — 0.7%
AGCO Corp.	12,500	958,625
Deere & Co.	50,500	8,794,070

		9,752,695

Machinery-General Industrial — 0.0%
Crane Co.	6,000	459,120

Machinery-Pumps — 0.2%
Dover Corp.	21,300	2,212,857

Medical Labs & Testing Services — 0.3%
Laboratory Corp. of America Holdings†	15,500	2,553,935
Quest Diagnostics, Inc.	22,000	2,227,500

		4,781,435

Medical Products — 0.1%
Henry Schein, Inc.†	21,900	1,370,612

Medical-Biomedical/Gene — 2.5%
Amgen, Inc.	97,200	20,727,900
Bio-Rad Laboratories, Inc., Class A†	3,900	1,293,318
Gilead Sciences, Inc.	189,700	12,085,787

		34,107,005

Medical-Drugs — 8.1%
Bristol-Myers Squibb Co.	181,600	10,418,392
Jazz Pharmaceuticals PLC†	9,200	1,155,796
Johnson & Johnson	378,600	49,990,344
Merck & Co., Inc.	367,300	31,830,218
Pfizer, Inc.	430,200	16,506,774

		109,901,524

Medical-Generic Drugs — 0.1%
Perrigo Co. PLC	22,200	1,177,044

Medical-HMO — 1.2%
Anthem, Inc.	38,000	10,225,040
Humana, Inc.	20,100	5,913,420

		16,138,460

Medical-Hospitals — 0.5%
HCA Healthcare, Inc.	50,600	6,757,124

Medical-Wholesale Drug Distribution — 0.7%
AmerisourceBergen Corp.	33,100	2,826,078
Cardinal Health, Inc.	46,600	2,304,370
McKesson Corp.	29,400	3,910,200

		9,040,648

Motorcycle/Motor Scooter — 0.1%
Harley-Davidson, Inc.	25,600	996,096

Office Automation & Equipment — 0.1%
Xerox Holdings Corp.	33,500	1,136,655

Office Supplies & Forms — 0.1%
Avery Dennison Corp.	11,400	1,457,604

Oil Companies-Exploration & Production — 1.0%
ConocoPhillips	167,900	9,268,080
Hess Corp.	45,100	2,965,325
Noble Energy, Inc.	76,500	1,473,390

		13,706,795

Oil Companies-Integrated — 5.9%
Chevron Corp.	303,700	35,271,718
Exxon Mobil Corp.	677,100	45,751,647

		81,023,365

Oil Refining & Marketing — 1.2%
HollyFrontier Corp.	26,500	1,455,910
Phillips 66	71,600	8,364,312

Valero Energy Corp.	66,200	6,420,076

		16,240,298

Paper & Related Products — 0.2%
International Paper Co.	63,100	2,756,208

Physical Therapy/Rehabilitation Centers — 0.1%
Encompass Health Corp.	14,200	909,084

Power Converter/Supply Equipment — 0.1%
Hubbell, Inc.	8,700	1,232,790

Real Estate Management/Services — 0.2%
CBRE Group, Inc., Class A†	53,900	2,886,345

Real Estate Operations & Development — 0.0%
Howard Hughes Corp.†	2,000	223,640

Recreational Vehicles — 0.1%
Polaris, Inc.	9,700	956,905

Rental Auto/Equipment — 0.2%
AMERCO	3,100	1,255,624
United Rentals, Inc.†	12,600	1,682,982

		2,938,606

Retail-Auto Parts — 0.5%
AutoZone, Inc.†	3,900	4,463,082
Genuine Parts Co.	21,400	2,195,212

		6,658,294

Retail-Automobile — 0.2%
CarMax, Inc.†	26,200	2,441,054

Retail-Consumer Electronics — 0.2%
Best Buy Co., Inc.	42,300	3,038,409

Retail-Discount — 0.6%
Target Corp.	78,700	8,413,817

Retail-Home Furnishings — 0.1%
Williams-Sonoma, Inc.	12,700	848,233

Savings & Loans/Thrifts — 0.1%
New York Community Bancorp, Inc.	69,000	803,850

Semiconductor Equipment — 0.9%
Applied Materials, Inc.	136,100	7,384,786
Lam Research Corp.	20,200	5,475,008

		12,859,794

Shipbuilding — 0.1%
Huntington Ingalls Industries, Inc.	6,800	1,534,488

Steel-Producers — 0.3%
Nucor Corp.	45,600	2,455,560
Reliance Steel & Aluminum Co.	10,400	1,206,816

		3,662,376

Telecom Equipment-Fiber Optics — 0.4%
Corning, Inc.	167,900	4,974,877

Telecommunication Equipment — 0.1%
Juniper Networks, Inc.	49,500	1,228,590

Telephone-Integrated — 2.9%
Verizon Communications, Inc.	661,700	40,012,999

Textile-Home Furnishings — 0.1%
Mohawk Industries, Inc.†	11,500	1,648,870

Theaters — 0.0%
Cinemark Holdings, Inc.	10,100	369,660

Tobacco — 1.5%
Philip Morris International, Inc.	248,800	20,262,272

Tools-Hand Held — 0.4%
Snap-on, Inc.	8,600	1,398,962
Stanley Black & Decker, Inc.	24,500	3,707,585

		5,106,547

Transport-Rail — 0.7%
CSX Corp.	127,700	8,973,479

Transport-Services — 1.1%
C.H. Robinson Worldwide, Inc.	21,800	1,648,952
United Parcel Service, Inc., Class B	111,800	12,876,006

		14,524,958

Transport-Truck — 0.1%
Knight-Swift Transportation Holdings, Inc.	27,000	984,420

Water Treatment Systems — 0.1%
Pentair PLC	25,500	1,057,485

Total Common Stocks (cost $1,116,639,803)		1,330,278,709

EXCHANGE-TRADED FUNDS — 1.8%
iShares Russell 1000 Value ETF (cost $24,571,161)	189,900	24,700,293

Total Long-Term Investment Securities (cost $1,141,210,964)		1,354,979,002

SHORT-TERM INVESTMENT SECURITIES — 0.5%
Registered Investment Companies — 0.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.75%(1) (cost $6,325,886)	6,325,886	6,325,886

TOTAL INVESTMENTS (cost $1,147,536,850)	100.0%	1,361,304,888
Liabilities in excess of other assets	(0.0)	(410,673)

NET ASSETS	100.0%	$1,360,894,215

†	Non-income producing security
(1)	The rate shown is the 7-day yield as of October 31, 2019.

ETF - Exchange-Traded Funds

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2019 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$1,330,278,709	$—	$—	$1,330,278,709
Exchange-Traded Funds	24,700,293	—	—	24,700,293
Short-Term Investment Securities	6,325,886	—	—	6,325,886

Total Investments at Value	$1,361,304,888	$—	$—	$1,361,304,888

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Legg Mason Tactical Opportunities Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2019 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 62.4%
Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc.	123	$2,675
Omnicom Group, Inc.	568	43,844
Telaria, Inc.†	900	6,813

		53,332

Advertising Services — 0.0%
Trade Desk, Inc., Class A†	60	12,048

Aerospace/Defense — 0.7%
Dassault Aviation SA	7	9,720
General Dynamics Corp.	103	18,211
Lockheed Martin Corp.	299	112,627
Northrop Grumman Corp.	54	19,034
Raytheon Co.	818	173,588
Spirit AeroSystems Holdings, Inc., Class A	37	3,027

		336,207

Aerospace/Defense-Equipment — 0.2%
Safran SA	125	19,776
United Technologies Corp.	537	77,102

		96,878

Agricultural Biotech — 0.0%
Corteva, Inc.	772	20,365

Agricultural Chemicals — 0.2%
China BlueChemical, Ltd.	38,000	9,262
Incitec Pivot, Ltd.	5,036	11,977
Nutrien, Ltd.	1,040	49,754
OCI NV†	250	5,607

		76,600

Agricultural Operations — 0.0%
Archer-Daniels-Midland Co.	180	7,567
Phibro Animal Health Corp., Class A	250	5,990

		13,557

Airlines — 0.3%
Air Canada†	500	17,804
Alaska Air Group, Inc.	43	2,986
Cathay Pacific Airways, Ltd.	24,870	31,802
Delta Air Lines, Inc.	230	12,668
Deutsche Lufthansa AG	1,538	26,665
Hawaiian Holdings, Inc.	200	5,722
JetBlue Airways Corp.†	98	1,891
Qantas Airways, Ltd.	1,831	8,091
Southwest Airlines Co.	190	10,665
United Airlines Holdings, Inc.†	91	8,266

		126,560

Airport Development/Maintenance — 0.1%
Grupo Aeroportuario del Pacifico SAB de CV, Class B	6,800	71,275

Apparel Manufacturers — 0.1%
Burberry Group PLC	567	15,012
Capri Holdings, Ltd.†	900	27,963
Deckers Outdoor Corp.†	100	15,290
Gildan Activewear, Inc.	300	7,665
Hanesbrands, Inc.	95	1,445
Ralph Lauren Corp.	17	1,633

		69,008

Appliances — 0.0%
Whirlpool Corp.	23	3,499

Applications Software — 1.5%
CDK Global, Inc.	40	2,022
HubSpot, Inc.†	50	7,755
Microsoft Corp.	4,783	685,739
salesforce.com, Inc.†	397	62,126
TravelSky Technology, Ltd.	9,180	20,970

		778,612

Athletic Footwear — 0.0%
adidas AG	68	20,996

Audio/Video Products — 0.0%
Sonos, Inc.†	600	7,848
Sony Corp.	200	12,270

		20,118

Auto-Cars/Light Trucks — 0.8%
Bayerische Motoren Werke AG	770	59,007
Fiat Chrysler Automobiles NV	336	5,219
Ford Motor Co.	11,392	97,857
General Motors Co.	460	17,094
Honda Motor Co., Ltd.	2,489	67,808
Nissan Motor Co., Ltd.	300	1,915
Peugeot SA	437	11,064
Porsche Automobil Holding SE (Preference Shares)	200	14,722
Subaru Corp.	2,200	63,623
Toyota Motor Corp.	300	20,952
Volkswagen AG (Preference Shares)	280	53,307

		412,568

Auto-Heavy Duty Trucks — 0.0%
Isuzu Motors, Ltd.	1,000	11,737
PACCAR, Inc.	122	9,280

		21,017

Auto/Truck Parts & Equipment-Original — 0.2%
Adient PLC	200	4,238
Allison Transmission Holdings, Inc.	45	1,962
Aptiv PLC	84	7,522
BorgWarner, Inc.	73	3,043
Dana, Inc.	950	15,419
JTEKT Corp.	500	6,454
Lear Corp.	21	2,473
Magna International, Inc.	100	5,377
Meritor, Inc.†	400	8,812
Stanley Electric Co., Ltd.	300	8,418
Tenneco, Inc., Class A	200	2,518
Titan International, Inc.	2,300	6,141

		72,377

Banks-Commercial — 1.7%
Amerant Bancorp, Inc.†	400	7,860
Associated Banc-Corp.	300	6,033
Banco Bilbao Vizcaya Argentaria SA	3,000	15,803
Bancorp, Inc.†	1,051	11,456
Bank Leumi Le-Israel B.M.	903	6,574
Bank of Ireland Group PLC	2,000	9,618
Bank of N.T. Butterfield & Son, Ltd.	300	9,885
Bankinter SA	9,045	62,545
Banner Corp.	200	10,796
BAWAG Group AG*	620	25,585
BB&T Corp.	250	13,263

BOC Hong Kong Holdings, Ltd.	3,000	10,337
Cadence BanCorp	1,022	15,718
China Construction Bank Corp.	63,490	51,126
CIT Group, Inc.	42	1,801
Citizens Financial Group, Inc.	156	5,485
Commerce Bancshares, Inc.	36	2,317
Commonwealth Bank of Australia	46	2,494
Cullen/Frost Bankers, Inc.	21	1,892
Customers Bancorp, Inc.†	400	9,432
Danske Bank A/S	5,100	72,768
DNB ASA	2,865	52,059
Erste Group Bank AG	221	7,806
Financial Institutions, Inc.	371	11,661
First BanCorp./Puerto Rico	955	10,047
First Financial Corp.	176	7,721
First Internet Bancorp	125	2,843
Fukuoka Financial Group, Inc.	500	9,769
Grupo Financiero Banorte SAB de CV, Class O	1,100	6,015
Hang Seng Bank, Ltd.	3,400	71,072
Hanmi Financial Corp.	400	7,700
Heartland Financial USA, Inc.	200	9,356
Heritage Commerce Corp.	1,000	12,020
Hilltop Holdings, Inc.	300	7,008
HomeStreet, Inc.†	400	12,004
Hope Bancorp, Inc.	500	7,135
Independent Bank Corp./Michigan	300	6,753
ING Groep NV	1,674	18,909
KBC Group NV	200	14,026
M&T Bank Corp.	49	7,670
Meta Financial Group, Inc.	108	3,419
Midland States Bancorp, Inc.	449	12,033
Northeast Bank	201	4,303
OFG Bancorp	600	12,186
Peapack Gladstone Financial Corp.	110	3,212
Peoples Bancorp, Inc.	398	13,019
Popular, Inc.	32	1,743
Prosperity Bancshares, Inc.	22	1,518
Raiffeisen Bank International AG	357	8,779
Regions Financial Corp.	367	5,909
Republic Bancorp, Inc., Class A	198	8,805
Resona Holdings, Inc.	1,500	6,599
Sandy Spring Bancorp, Inc.	342	11,799
Seven Bank, Ltd.	4,000	11,668
Signature Bank	19	2,248
Simmons First National Corp., Class A	400	9,568
Skandinaviska Enskilda Banken AB, Class A	1,583	15,168
Standard Chartered PLC	7,386	67,068
SVB Financial Group†	14	3,101
Toronto-Dominion Bank	200	11,421
Umpqua Holdings Corp.	400	6,328
Wintrust Financial Corp.	82	5,233
Zions Bancorp NA	63	3,054

		862,543

Banks-Fiduciary — 0.1%
Bank of New York Mellon Corp.	327	15,287
Northern Trust Corp.	71	7,078

		22,365

Banks-Mortgage — 0.0%
Flagstar Bancorp, Inc.	300	10,902

Banks-Super Regional — 0.9%
Huntington Bancshares, Inc.	349	4,931
KeyCorp	345	6,200
PNC Financial Services Group, Inc.	428	62,788
SunTrust Banks, Inc.	150	10,251
US Bancorp	1,727	98,473
Wells Fargo & Co.	5,259	271,522

		454,165

Beverages-Non-alcoholic — 0.8%
Coca-Cola Co.	2,482	135,095
Coca-Cola European Partners PLC	192	10,274
Fevertree Drinks PLC	200	4,819
PepsiCo, Inc.	926	127,019
Suntory Beverage & Food, Ltd.	2,400	102,676

		379,883

Beverages-Wine/Spirits — 0.1%
Diageo PLC	700	28,694

Brewery — 0.4%
Anheuser-Busch InBev SA NV	470	37,763
Anheuser-Busch InBev SA NV ADR	634	51,208
Asahi Group Holdings, Ltd.	1,500	75,423
Boston Beer Co., Inc., Class A†	30	11,234
Kirin Holdings Co., Ltd.	600	12,807
Molson Coors Brewing Co., Class B	51	2,689
Royal Unibrew A/S	125	10,248

		201,372

Building & Construction Products-Misc. — 0.2%
Armstrong Flooring, Inc.†	900	5,526
Builders FirstSource, Inc.†	239	5,404
Caesarstone, Ltd.	400	6,756
Fortune Brands Home & Security, Inc.	49	2,942
Geberit AG	30	15,224
LIXIL Group Corp.	1,000	18,761
Louisiana-Pacific Corp.	400	11,692
Owens Corning	38	2,329
Patrick Industries, Inc.†	300	14,823
Wienerberger AG	1,390	37,578

		121,035

Building & Construction-Misc. — 0.2%
China Machinery Engineering Corp.	40,000	15,773
Eiffage SA	59	6,338
Frontdoor, Inc.†	100	4,823
Kajima Corp.	600	8,312
LendLease Group	1,383	17,819
Obayashi Corp.	5,400	56,005
Taisei Corp.	200	7,964

		117,034

Building Products-Air & Heating — 0.0%
Johnson Controls International PLC	211	9,143

Building Products-Cement — 0.3%
Anhui Conch Cement Co., Ltd.	1,800	10,785

Cemex SAB de CV ADR	6,400	24,128
Continental Building Products, Inc.†	150	4,486
LafargeHolcim, Ltd.	300	15,473
Taiheiyo Cement Corp.	500	14,261
Vulcan Materials Co.	470	67,149

		136,282

Building Products-Doors & Windows — 0.1%
Apogee Enterprises, Inc.	300	11,262
Masonite International Corp.†	200	12,282

		23,544

Building Products-Wood — 0.0%
Boise Cascade Co.	300	10,731
Masco Corp.	103	4,764

		15,495

Building-Heavy Construction — 0.2%
Bouygues SA	740	31,362
China Railway Group, Ltd.	11,000	6,640
Dycom Industries, Inc.†	175	7,978
Granite Construction, Inc.	100	2,354
Orion Group Holdings, Inc.†	4,337	21,251
Primoris Services Corp.	287	5,866
Skanska AB, Class B	784	16,686
Sterling Construction Co., Inc.†	500	8,123

		100,260

Building-Residential/Commercial — 0.5%
Beazer Homes USA, Inc.†	1,000	15,010
Bellway PLC	297	12,157
Berkeley Group Holdings PLC	1,014	57,806
D.R. Horton, Inc.	120	6,284
Daiwa House Industry Co., Ltd.	600	20,752
KB Home	469	16,739
Lennar Corp., Class A	101	6,020
MDC Holdings, Inc.	137	5,303
Meritage Homes Corp.†	100	7,209
PulteGroup, Inc.	97	3,806
Sekisui House, Ltd.	3,600	78,074
Taylor Morrison Home Corp., Class A†	400	10,020
Toll Brothers, Inc.	49	1,949

		241,129

Cable/Satellite TV — 0.8%
Comcast Corp., Class A	8,489	380,477

Casino Hotels — 0.1%
Las Vegas Sands Corp.	74	4,576
Melco Resorts & Entertainment, Ltd. ADR	400	8,616
MGM China Holdings, Ltd.	5,200	8,269
Wynn Macau, Ltd.	5,600	12,206

		33,667

Casino Services — 0.1%
Aristocrat Leisure, Ltd.	500	10,898
Everi Holdings, Inc.†	500	5,030
Sankyo Co., Ltd.	400	14,057

		29,985

Cellular Telecom — 0.6%
China Unicom Hong Kong, Ltd.	10,000	9,916
NTT DOCOMO, Inc.	4,100	112,950
Softbank Corp.	6,700	92,134
Telstra Corp., Ltd.	1,841	4,429
Turkcell Iletisim Hizmet AS ADR	356	1,947
United States Cellular Corp.†	200	7,444
Vodafone Group PLC	30,121	61,413

		290,233

Chemicals-Diversified — 0.7%
Arkema SA	120	12,265
BASF SE	670	50,985
Celanese Corp.	44	5,331
Covestro AG*	96	4,609
DuPont de Nemours, Inc.	291	19,180
Eastman Chemical Co.	48	3,650
FMC Corp.	46	4,209
Huntsman Corp.	73	1,615
LyondellBasell Industries NV, Class A	674	60,458
Mitsubishi Gas Chemical Co., Inc.	500	7,144
Nitto Denko Corp.	100	5,593
PPG Industries, Inc.	1,234	154,398
Showa Denko KK	700	19,932
Solvay SA	116	12,614
Westlake Chemical Corp.	100	6,319

		368,302

Chemicals-Fibers — 0.0%
Rayonier Advanced Materials, Inc.	1,000	4,170

Chemicals-Plastics — 0.0%
A. Schulman, Inc. CVR†(1)	111	33
PolyOne Corp.	100	3,205

		3,238

Chemicals-Specialty — 0.3%
Daicel Corp.	300	2,711
Ecolab, Inc.	791	151,927
Methanex Corp.	200	7,579
Tronox Holdings PLC, Class A	204	1,732

		163,949

Coal — 0.0%
Arch Coal, Inc., Class A	100	7,889
SunCoke Energy, Inc.†	960	5,078
Warrior Met Coal, Inc.	300	5,844

		18,811

Coatings/Paint — 0.1%
Akzo Nobel NV	271	24,950
Sherwin-Williams Co.	69	39,490

		64,440

Commercial Services — 0.1%
HMS Holdings Corp.†	180	5,884
Nielsen Holdings PLC	107	2,157
Quanta Services, Inc.	50	2,103
SGS SA	4	10,413
WW International, Inc.†	250	8,717

		29,274

Commercial Services-Finance — 0.4%
Automatic Data Processing, Inc.	897	145,520

Cardtronics PLC, Class A†	200	6,852
Green Dot Corp., Class A†	300	8,652
H&R Block, Inc.	67	1,674
IHS Markit, Ltd.†	767	53,706

		216,404

Computer Aided Design — 0.0%
Dassault Systemes SE	100	15,174

Computer Data Security — 0.1%
Check Point Software Technologies, Ltd.†	127	14,276
Qualys, Inc.†	100	8,533
Rapid7, Inc.†	202	10,118
Tenable Holdings, Inc.†	300	7,560

		40,487

Computer Services — 0.8%
Amdocs, Ltd.	1,030	67,156
Atos SE	587	45,448
Capgemini SE	564	63,501
Cognizant Technology Solutions Corp., Class A	183	11,152
Infosys, Ltd. ADR	3,680	35,291
International Business Machines Corp.	1,265	169,168
Leidos Holdings, Inc.	46	3,967
MAXIMUS, Inc.	150	11,511
Nomura Research Institute, Ltd.	600	12,840

		420,034

Computer Software — 0.2%
Akamai Technologies, Inc.†	706	61,069
Box, Inc., Class A†	187	3,164
Cornerstone OnDemand, Inc.†	200	11,714
Splunk, Inc.†	369	44,265

		120,212

Computers — 1.3%
Apple, Inc.	2,442	607,472
Hewlett Packard Enterprise Co.	464	7,614
HP, Inc.	2,315	40,211
Nutanix, Inc., Class A†	817	23,873

		679,170

Computers-Integrated Systems — 0.1%
NetScout Systems, Inc.†	375	9,082
Otsuka Corp.	300	12,196

		21,278

Computers-Periphery Equipment — 0.2%
Lite-On Technology Corp.	48,000	79,158
Logitech International SA	230	9,410

		88,568

Consulting Services — 0.1%
Bureau Veritas SA	400	10,212
CRA International, Inc.	200	9,850
Kelly Services, Inc., Class A	300	7,203

		27,265

Consumer Products-Misc. — 0.2%
Kimberly-Clark Corp.	477	63,384
Quanex Building Products Corp.	700	13,503
Spectrum Brands Holdings, Inc.	100	5,021

		81,908

Containers-Paper/Plastic — 0.1%
Greatview Aseptic Packaging Co., Ltd.	51,320	25,870
Packaging Corp. of America	31	3,393
Sealed Air Corp.	54	2,255
Sonoco Products Co.	31	1,789

		33,307

Cosmetics & Toiletries — 0.5%
Essity AB, Class B	400	12,482
Procter & Gamble Co.	1,406	175,061
Unilever NV	700	41,338

		228,881

Cruise Lines — 0.0%
Norwegian Cruise Line Holdings, Ltd.†	76	3,858
Royal Caribbean Cruises, Ltd.	68	7,400

		11,258

Data Processing/Management — 0.1%
CommVault Systems, Inc.†	210	10,431
Fidelity National Information Services, Inc.	275	36,234

		46,665

Diagnostic Equipment — 0.4%
GenMark Diagnostics, Inc.†	900	5,049
Oxford Immunotec Global PLC†	800	12,408
Thermo Fisher Scientific, Inc.	682	205,950

		223,407

Diagnostic Kits — 0.0%
Genomic Health, Inc.†	200	13,336

Dialysis Centers — 0.0%
DaVita, Inc.†	52	3,047

Distribution/Wholesale — 0.3%
HD Supply Holdings, Inc.†	56	2,214
Inchcape PLC	2,109	17,621
LKQ Corp.†	109	3,705
Marubeni Corp.	1,700	12,055
ScanSource, Inc.†	200	6,460
Sojitz Corp.	3,000	9,501
Systemax, Inc.	300	6,492
Titan Machinery, Inc.†	400	6,640
Triton International, Ltd.	282	10,349
Veritiv Corp.†	440	6,002
WESCO International, Inc.†	100	5,015
WW Grainger, Inc.	286	88,328

		174,382

Diversified Banking Institutions — 2.4%
Banco Santander SA	15,427	61,837
Bank of America Corp.	6,863	214,606
Barclays PLC	28,250	61,404
BNP Paribas SA	1,760	91,885
Citigroup, Inc.	835	60,003
Goldman Sachs Group, Inc.	121	25,819
HSBC Holdings PLC	2,500	18,880
JPMorgan Chase & Co.	4,007	500,555

Lloyds Banking Group PLC	27,990	20,594
Mitsubishi UFJ Financial Group, Inc.	4,000	21,106
Mizuho Financial Group, Inc.	4,900	7,659
Morgan Stanley	584	26,893
Royal Bank of Scotland Group PLC	18,240	50,255
Sumitomo Mitsui Financial Group, Inc.	100	3,593
UBS Group AG	1,000	11,799
UniCredit SpA	5,251	66,576

		1,243,464

Diversified Manufacturing Operations — 0.2%
3M Co.	262	43,227
A.O. Smith Corp.	38	1,888
Aalberts NV	300	12,065
Eaton Corp. PLC	149	12,979
Fabrinet†	150	8,435
Illinois Tool Works, Inc.	103	17,364
Parker-Hannifin Corp.	45	8,257
Siemens AG	100	11,530
Textron, Inc.	81	3,733

		119,478

Diversified Minerals — 0.1%
BHP Group PLC	693	14,675
BHP Group, Ltd.	600	14,870
Teck Resources, Ltd., Class B	700	11,065

		40,610

Diversified Operations — 0.1%
CK Hutchison Holdings, Ltd.	1,500	13,878
Jardine Matheson Holdings, Ltd.	590	33,701
Swire Pacific, Ltd., Class A	1,000	9,533

		57,112

E-Commerce/Products — 0.7%
Alibaba Group Holding, Ltd. ADR†	287	50,704
Amazon.com, Inc.†	167	296,702
Etsy, Inc.†	257	11,434
Vipshop Holdings, Ltd. ADR†	1,200	13,848

		372,688

E-Commerce/Services — 0.2%
Auto Trader Group PLC*	2,200	16,021
Booking Holdings, Inc.†	19	38,927
Cargurus, Inc.†	300	10,077
Rightmove PLC	1,610	12,484
Uber Technologies, Inc.†	992	31,248

		108,757

Electric Products-Misc. — 0.1%
Brother Industries, Ltd.	600	11,418
Emerson Electric Co.	201	14,100

		25,518

Electric-Distribution — 0.1%
Sempra Energy	177	25,578

Electric-Generation — 0.1%
Electric Power Development Co., Ltd.	500	12,196
Engie SA	1,133	18,948
Uniper SE	350	10,906

		42,050

Electric-Integrated — 1.8%
AES Corp.	172	2,933
American Electric Power Co., Inc.	151	14,253
Atco, Ltd., Class I	1,500	52,729
Avista Corp.	350	16,810
Canadian Utilities, Ltd., Class A	2,900	84,571
Chubu Electric Power Co., Inc.	800	12,042
Dominion Energy, Inc.	1,000	82,550
DTE Energy Co.	59	7,512
Duke Energy Corp.	769	72,486
EDP - Energias de Portugal SA	19,900	81,898
Endesa SA	608	16,546
Enel SpA	1,479	11,448
Evergy, Inc.	83	5,304
Eversource Energy	95	7,955
Fortum Oyj	743	18,140
IDACORP, Inc.	175	18,833
Kansai Electric Power Co., Inc.	4,200	49,180
NextEra Energy, Inc.	121	28,839
NorthWestern Corp.	80	5,802
OGE Energy Corp.	51	2,196
Origin Energy, Ltd.	802	4,345
Otter Tail Corp.	200	11,336
Pinnacle West Capital Corp.	1,138	107,109
PNM Resources, Inc.	250	13,037
Portland General Electric Co.	1,619	92,089
Public Service Enterprise Group, Inc.	162	10,256
Southern Co.	1,516	94,993
Tohoku Electric Power Co., Inc.	800	8,253
WEC Energy Group, Inc.	101	9,534

		942,979

Electric-Transmission — 0.1%
Red Electrica Corp. SA	3,002	60,434

Electronic Components-Misc. — 0.4%
Benchmark Electronics, Inc.	550	18,645
Gentex Corp.	90	2,525
Jabil, Inc.	1,648	60,679
Nippon Electric Glass Co., Ltd.	500	11,385
Plexus Corp.†	171	12,644
Sanmina Corp.†	500	15,365
Sensata Technologies Holding PLC†	978	50,064
Vishay Intertechnology, Inc.	500	10,075

		181,382

Electronic Components-Semiconductors — 1.0%
Amkor Technology, Inc.†	780	9,695
Broadcom, Inc.	125	36,606
Diodes, Inc.†	203	9,470
DSP Group, Inc.†	100	1,491
Infineon Technologies AG	1,520	29,460
Intel Corp.	3,474	196,385
Micron Technology, Inc.†	363	17,261
NVIDIA Corp.	205	41,209
ON Semiconductor Corp.†	145	2,958
Photronics, Inc.†	1,000	11,800
Qorvo, Inc.†	42	3,396

Skyworks Solutions, Inc.	61	5,555
Texas Instruments, Inc.	1,231	145,246
Xperi Corp.	600	12,183

		522,715

Electronic Forms — 0.5%
Adobe, Inc.†	817	227,069

Electronic Parts Distribution — 0.0%
Arrow Electronics, Inc.†	30	2,378

Electronic Security Devices — 0.0%
Alarm.com Holdings, Inc.†	100	4,940

Engineering/R&D Services — 0.1%
AECOM†	56	2,241
Exponent, Inc.	200	12,706
KBR, Inc.	352	9,912

		24,859

Engines-Internal Combustion — 0.0%
Briggs & Stratton Corp.	1,300	9,581
Cummins, Inc.	56	9,659

		19,240

Enterprise Software/Service — 0.8%
Benefitfocus, Inc.†	100	2,274
Blackline, Inc.†	200	9,348
Manhattan Associates, Inc.†	100	7,495
MobileIron, Inc.†	908	5,684
New Relic, Inc.†	74	4,740
Open Text Corp. (NASDAQ)	2,000	80,520
Open Text Corp. (TSX)	300	12,122
Oracle Corp.	4,440	241,936
Progress Software Corp.	300	11,964
SailPoint Technologies Holding, Inc.†	250	4,840
SAP SE	110	14,575
SPS Commerce, Inc.†	200	10,554
Verint Systems, Inc.†	133	6,037
Workiva, Inc.†	150	6,250

		418,339

Entertainment Software — 0.0%
Glu Mobile, Inc.†	1,400	8,302

Finance-Auto Loans — 0.0%
Ally Financial, Inc.	140	4,288
Credit Acceptance Corp.†	6	2,627
Santander Consumer USA Holdings, Inc.	115	2,884

		9,799

Finance-Consumer Loans — 0.1%
Encore Capital Group, Inc.†	200	6,638
Enova International, Inc.†	581	13,648
Navient Corp.	450	6,196
Regional Management Corp.†	459	13,279
Synchrony Financial	222	7,852

		47,613

Finance-Credit Card — 0.9%
American Express Co.	783	91,830
Capital One Financial Corp.	154	14,361
Discover Financial Services	121	9,712
Visa, Inc., Class A	1,947	348,240
Western Union Co.	150	3,759

		467,902

Finance-Investment Banker/Broker — 0.1%
Charles Schwab Corp.	1,664	67,742
Jefferies Financial Group, Inc.	117	2,184

		69,926

Finance-Leasing Companies — 0.1%
AerCap Holdings NV†	200	11,576
Aircastle, Ltd.	173	4,709
Far East Horizon, Ltd.	25,030	23,733

		40,018

Finance-Mortgage Loan/Banker — 0.0%
OneSavings Bank PLC	1,076	5,018
PennyMac Financial Services, Inc.†	303	9,432

		14,450

Finance-Other Services — 0.4%
BGC Partners, Inc., Class A	2,000	10,400
CME Group, Inc.	350	72,013
IG Group Holdings PLC	12,508	102,949
SEI Investments Co.	46	2,756

		188,118

Financial Guarantee Insurance — 0.1%
Assured Guaranty, Ltd.	100	4,692
MBIA, Inc.†	700	6,503
MGIC Investment Corp.	850	11,653
Radian Group, Inc.	600	15,060

		37,908

Food-Confectionery — 0.3%
Hershey Co.	601	88,269
J.M. Smucker Co.	359	37,939

		126,208

Food-Dairy Products — 0.0%
Danone SA	210	17,416

Food-Meat Products — 0.0%
Tyson Foods, Inc., Class A	94	7,782

Food-Misc./Diversified — 0.7%
Associated British Foods PLC	500	14,417
Campbell Soup Co.	1,283	59,416
John B. Sanfilippo & Son, Inc.	100	10,612
Kellogg Co.	1,270	80,683
McCormick & Co., Inc.	186	29,888
Mondelez International, Inc., Class A	1,007	52,817
Nestle SA	800	85,409
Tate & Lyle PLC	5,269	45,934

		379,176

Food-Retail — 0.7%
Empire Co., Ltd., Class A	4,400	116,823
ICA Gruppen AB	1,400	61,912
Kesko Oyj, Class B	700	46,593
Koninklijke Ahold Delhaize NV	4,450	110,801

Seven & i Holdings Co., Ltd.	400	15,186

		351,315

Food-Wholesale/Distribution — 0.1%
Performance Food Group Co.†	100	4,261
SpartanNash Co.	700	9,166
United Natural Foods, Inc.†	900	6,750
US Foods Holding Corp.†	31	1,230

		21,407

Footwear & Related Apparel — 0.0%
Crocs, Inc.†	400	13,996
Skechers U.S.A., Inc., Class A†	42	1,570

		15,566

Gas-Distribution — 0.3%
Chesapeake Utilities Corp.	100	9,480
Enagas SA	4,523	111,938
New Jersey Resources Corp.	160	6,976
ONE Gas, Inc.	125	11,605
Osaka Gas Co., Ltd.	700	13,761
Spire, Inc.	150	12,609

		166,369

Gas-Transportation — 0.0%
Snam SpA	2,238	11,482

Gold Mining — 0.1%
Newcrest Mining, Ltd.	1,400	30,207
Novagold Resources, Inc.†	5,090	37,023

		67,230

Home Furnishings — 0.0%
Leggett & Platt, Inc.	39	2,001

Hotels/Motels — 0.0%
Hyatt Hotels Corp., Class A	11	822
Marcus Corp.	300	10,830

		11,652

Human Resources — 0.3%
Adecco Group AG	950	56,316
Barrett Business Services, Inc.	122	10,703
Heidrick & Struggles International, Inc.	350	9,961
Insperity, Inc.	150	15,845
Kforce, Inc.	310	12,682
Korn Ferry	300	11,007
ManpowerGroup, Inc.	20	1,818
Paylocity Holding Corp.†	100	10,260
Randstad NV	350	19,377
Robert Half International, Inc.	39	2,234

		150,203

Import/Export — 0.3%
ITOCHU Corp.	4,600	96,737
Mitsubishi Corp.	700	17,917
Mitsui & Co., Ltd.	1,300	22,481
Sumitomo Corp.	1,100	17,958
Toyota Tsusho Corp.	300	10,473

		165,566

Independent Power Producers — 0.0%
Vistra Energy Corp.	174	4,703

Industrial Automated/Robotic — 0.0%
Rockwell Automation, Inc.	38	6,536

Industrial Gases — 0.3%
Air Products & Chemicals, Inc.	448	95,540
Linde PLC	219	43,439

		138,979

Instruments-Controls — 0.5%
Honeywell International, Inc.	1,322	228,349

Instruments-Scientific — 0.0%
Fluidigm Corp.†	400	1,968

Insurance-Life/Health — 0.4%
Aflac, Inc.	250	13,290
AIA Group, Ltd.	1,000	10,012
Athene Holding, Ltd., Class A†	51	2,211
Aviva PLC	5,995	32,243
AXA Equitable Holdings, Inc.	161	3,478
FGL Holdings	800	7,224
Globe Life, Inc.	88	8,565
Great-West Lifeco, Inc.	600	14,591
Health Insurance Innovations, Inc., Class A†	300	7,944
iA Financial Corp., Inc.	300	14,448
Japan Post Holdings Co., Ltd.	800	7,378
Legal & General Group PLC	1,754	5,991
Lincoln National Corp.	69	3,897
Manulife Financial Corp.	800	14,899
NN Group NV	400	15,244
Principal Financial Group, Inc.	91	4,858
Prudential Financial, Inc.	135	12,304
T&D Holdings, Inc.	1,000	11,297

		189,874

Insurance-Multi-line — 1.1%
Aegon NV	3,088	13,349
Ageas	300	17,278
Allianz SE	150	36,638
Allstate Corp.	117	12,451
American Financial Group, Inc.	56	5,826
ASR Nederland NV	367	13,430
Assurant, Inc.	441	55,597
AXA SA	2,580	68,153
Baloise Holding AG	43	7,942
Chubb, Ltd.	149	22,711
Cincinnati Financial Corp.	53	6,000
Direct Line Insurance Group PLC	24,985	88,063
Genworth Financial, Inc., Class A†	3,400	14,552
Hartford Financial Services Group, Inc.	933	53,256
Loews Corp.	106	5,194
MetLife, Inc.	1,105	51,703
Old Republic International Corp.	81	1,809
Talanx AG	1,315	60,571
Voya Financial, Inc.	57	3,076
Zurich Insurance Group AG	22	8,597

		546,196

Insurance-Property/Casualty — 1.2%
Alleghany Corp.†	6	4,670

Arch Capital Group, Ltd.†	131	5,471
Berkshire Hathaway, Inc., Class B†	1,069	227,248
Employers Holdings, Inc.	200	8,468
Fidelity National Financial, Inc.	1,709	78,341
First American Financial Corp.	809	49,980
Fosun International, Ltd.	7,500	9,839
Hallmark Financial Services, Inc.†	400	7,128
Hanover Insurance Group, Inc.	13	1,712
HCI Group, Inc.	300	12,615
Markel Corp.†	4	4,684
MS&AD Insurance Group Holdings, Inc.	200	6,499
Progressive Corp.	154	10,734
Safety Insurance Group, Inc.	100	9,720
Samsung Fire & Marine Insurance Co., Ltd.	185	34,426
Sompo Holdings, Inc.	200	7,915
Travelers Cos., Inc.	1,083	141,938
Universal Insurance Holdings, Inc.	250	6,777
WR Berkley Corp.	60	4,194

		632,359

Insurance-Reinsurance — 0.6%
Axis Capital Holdings, Ltd.	1,101	65,433
Essent Group, Ltd.	156	8,126
Everest Re Group, Ltd.	379	97,437
Hannover Rueck SE	48	8,501
Muenchener Rueckversicherungs-Gesellschaft AG	80	22,217
Reinsurance Group of America, Inc.	22	3,574
Swiss Re AG	815	85,342

		290,630

Internet Content-Entertainment — 0.7%
Facebook, Inc., Class A†	1,831	350,911

Internet Content-Information/News — 0.0%
Yelp, Inc.†	350	12,078

Internet Security — 0.1%
Palo Alto Networks, Inc.†	218	49,571

Investment Management/Advisor Services — 0.5%
Affiliated Managers Group, Inc.	100	7,988
Altisource Portfolio Solutions SA†	145	2,581
Ameriprise Financial, Inc.	52	7,846
Artisan Partners Asset Management, Inc., Class A	300	8,205
BlackRock, Inc.	151	69,717
Boston Private Financial Holdings, Inc.	1,100	12,375
Brightsphere Investment Group, Inc.	769	7,551
CI Financial Corp.	600	8,733
Federated Investors, Inc., Class B	400	12,776
Franklin Resources, Inc.	163	4,491
Julius Baer Group, Ltd.	1,122	49,498
LPL Financial Holdings, Inc.	27	2,183
Quilter PLC*	5,000	8,867
Raymond James Financial, Inc.	45	3,757
Stifel Financial Corp.	300	16,794
T. Rowe Price Group, Inc.	77	8,916

		232,278

Lighting Products & Systems — 0.0%
Acuity Brands, Inc.	14	1,747

Machine Tools & Related Products — 0.0%
Lincoln Electric Holdings, Inc.	21	1,881

Machinery-Construction & Mining — 0.2%
Caterpillar, Inc.	185	25,493
Hyster-Yale Materials Handling, Inc.	150	7,608
Komatsu, Ltd.	2,005	47,512
Oshkosh Corp.	23	1,964
Sandvik AB	324	5,716
Terex Corp.	300	8,265

		96,558

Machinery-Electrical — 0.3%
Hitachi, Ltd.	1,660	62,548
Mitsubishi Heavy Industries, Ltd.	2,100	85,602

		148,150

Machinery-Farming — 0.1%
AGCO Corp.	27	2,071
CNH Industrial NV	4,540	49,531
Deere & Co.	112	19,504

		71,106

Machinery-General Industrial — 0.1%
Amada Holdings Co., Ltd.	1,000	11,510
Atlas Copco AB, Class A	400	14,130
Crane Co.	13	995
Intevac, Inc.†	1,152	6,659
Manitowoc Co, Inc.†	400	5,104

		38,398

Machinery-Material Handling — 0.1%
KION Group AG	830	55,153

Machinery-Pumps — 0.0%
Dover Corp.	47	4,883
NN, Inc.	900	6,498

		11,381

Medical Imaging Systems — 0.0%
Lantheus Holdings, Inc.†	354	7,381

Medical Instruments — 0.3%
Apyx Medical Corp.†	900	5,940
Bruker Corp.	100	4,450
LivaNova PLC†	100	7,073
Medtronic PLC	1,095	119,245
Silk Road Medical, Inc.†	100	3,312

		140,020

Medical Labs & Testing Services — 0.1%
ICON PLC†	60	8,814
Laboratory Corp. of America Holdings†	35	5,767
Medpace Holdings, Inc.†	200	14,726
Natera, Inc.†	239	9,206
Quest Diagnostics, Inc.	47	4,759

		43,272

Medical Products — 0.4%
Avanos Medical, Inc.†	150	6,606
Becton Dickinson and Co.	256	65,536
Cardiovascular Systems, Inc.†	175	7,791
Conformis, Inc.†	1,450	2,770

Globus Medical, Inc., Class A†	200	10,474
Haemonetics Corp.†	110	13,280
Henry Schein, Inc.†	48	3,004
Inogen, Inc.†	60	3,266
iRadimed Corp.†	300	7,575
iRhythm Technologies, Inc.†	200	13,364
Koninklijke Philips NV	370	16,205
Luminex Corp.	252	5,165
Nevro Corp.†	100	8,620
Orthofix Medical, Inc.†	150	6,304
Surmodics, Inc.†	200	9,502
Zynex, Inc.	200	1,848

		181,310

Medical-Biomedical/Gene — 0.9%
ACADIA Pharmaceuticals, Inc.†	200	8,482
Achillion Pharmaceuticals, Inc.†	1,296	8,307
Aduro Biotech, Inc.†	1,400	1,596
Affimed NV†	1,900	5,586
Agenus, Inc.†	2,300	5,957
Alexion Pharmaceuticals, Inc.†	407	42,898
AMAG Pharmaceuticals, Inc.†	171	1,660
Amgen, Inc.	696	148,422
Arena Pharmaceuticals, Inc.†	200	9,743
Bio-Rad Laboratories, Inc., Class A†	9	2,985
BioMarin Pharmaceutical, Inc.†	386	28,259
Editas Medicine, Inc.†	410	8,544
Emergent BioSolutions, Inc.†	87	4,973
Esperion Therapeutics, Inc.†	150	5,965
Five Prime Therapeutics, Inc.†	1,000	3,950
Gilead Sciences, Inc.	2,188	139,397
ImmunoGen, Inc.†	2,200	5,236
PDL BioPharma, Inc.†	1,124	3,170
PTC Therapeutics, Inc.†	200	8,178
Puma Biotechnology, Inc.†	100	680
REGENXBIO, Inc.†	120	4,283
Retrophin, Inc.†	137	1,644
Veracyte, Inc.†	300	6,879

		456,794

Medical-Drugs — 4.7%
AbbVie, Inc.	1,300	103,415
Akorn, Inc.†	1,400	6,986
Alkermes PLC†	300	5,859
Astellas Pharma, Inc.	4,100	70,561
AstraZeneca PLC	150	14,575
Bausch Health Cos, Inc.†	300	7,457
Bayer AG	810	62,858
Bristol-Myers Squibb Co.	2,304	132,180
Catalyst Pharmaceuticals, Inc.†	1,182	5,591
Chiasma, Inc.†	1,000	5,240
Chimerix, Inc.†	2,800	4,004
Chugai Pharmaceutical Co., Ltd.	200	16,946
Concert Pharmaceuticals, Inc.†	953	5,937
Corcept Therapeutics, Inc.†	204	2,976
Eli Lilly & Co.	779	88,767
Enanta Pharmaceuticals, Inc.†	100	6,088
GlaxoSmithKline PLC	6,189	141,787
Harrow Health, Inc.†	1,800	9,000
Hikma Pharmaceuticals PLC	434	11,300
Jazz Pharmaceuticals PLC†	21	2,638
Johnson & Johnson	3,112	410,909
Jounce Therapeutics, Inc.†	1,400	5,061
Mallinckrodt PLC†	500	1,580
Merck & Co., Inc.	3,970	344,040
Merck KGaA	120	14,307
Nippon Shinyaku Co., Ltd.	100	9,075
Novartis AG	940	82,032
Novo Nordisk A/S, Class B	2,272	124,084
Pacira BioSciences, Inc.†	300	12,147
Pfizer, Inc.	6,321	242,537
Roche Holding AG	783	235,575
Sanofi	1,309	120,619
Shionogi & Co., Ltd.	200	12,072
Supernus Pharmaceuticals, Inc.†	90	2,501
UCB SA	125	10,074
Vanda Pharmaceuticals, Inc.†	569	7,687
Voyager Therapeutics, Inc.†	300	4,617
Zoetis, Inc.	634	81,101

		2,424,183

Medical-Generic Drugs — 0.0%
Endo International PLC†	1,400	6,426
Momenta Pharmaceuticals, Inc.†	248	3,839
Perrigo Co. PLC	48	2,545

		12,810

Medical-HMO — 0.9%
Anthem, Inc.	84	22,603
Humana, Inc.	208	61,193
Magellan Health, Inc.†	100	6,490
Triple-S Management Corp., Class B†	259	3,919
UnitedHealth Group, Inc.	1,387	350,495

		444,700

Medical-Hospitals — 0.0%
HCA Healthcare, Inc.	112	14,956

Medical-Nursing Homes — 0.0%
Ensign Group, Inc.	200	8,450

Medical-Outpatient/Home Medical — 0.1%
Addus HomeCare Corp.†	150	12,632
Amedisys, Inc.†	100	12,852
Pennant Group, Inc.†	100	1,799
Providence Service Corp.†	167	10,666

		37,949

Medical-Wholesale Drug Distribution — 0.1%
AmerisourceBergen Corp.	74	6,318
Cardinal Health, Inc.	104	5,143
McKesson Corp.	66	8,778
Suzuken Co., Ltd.	200	10,742

		30,981

Metal Processors & Fabrication — 0.0%
AZZ, Inc.	200	7,758

Metal-Aluminum — 0.0%
Century Aluminum Co.†	267	1,557

Metal-Diversified — 0.2%
Anglo American PLC	500	12,834

Glencore PLC	24,894	75,021
Rio Tinto PLC	201	10,451
South32, Ltd.	1,885	3,314

		101,620

Miscellaneous Manufacturing — 0.0%
Alstom SA	250	10,804
FreightCar America, Inc.†	1,592	5,317
Hillenbrand, Inc.	111	3,418

		19,539

Motion Pictures & Services — 0.0%
IMAX Corp.†	500	10,675

Motorcycle/Motor Scooter — 0.0%
Harley-Davidson, Inc.	56	2,179
Yamaha Motor Co., Ltd.	900	17,835

		20,014

Multimedia — 0.5%
Pearson PLC	700	6,186
Walt Disney Co.	1,765	229,309

		235,495

Networking Products — 0.5%
Cisco Systems, Inc.	4,437	210,802
NeoPhotonics Corp.†	900	5,922
NETGEAR, Inc.†	200	5,434
Telefonaktiebolaget LM Ericsson, Class B	1,771	15,473

		237,631

Non-Ferrous Metals — 0.0%
Mitsubishi Materials Corp.	200	5,797

Non-Hazardous Waste Disposal — 0.4%
Republic Services, Inc.	716	62,657
Waste Management, Inc.	1,437	161,246

		223,903

Office Automation & Equipment — 0.2%
Canon, Inc.	1,300	35,657
FUJIFILM Holdings Corp.	1,600	70,821
Xerox Holdings Corp.	73	2,477

		108,955

Office Furnishings-Original — 0.1%
Herman Miller, Inc.	221	10,277
HNI Corp.	400	15,200
Steelcase, Inc., Class A	266	4,647

		30,124

Office Supplies & Forms — 0.0%
ACCO Brands Corp.	700	6,405
Avery Dennison Corp.	25	3,197

		9,602

Oil & Gas Drilling — 0.0%
Drilling Co. of 1972 A/S†	66	3,724
Noble Corp. PLC†	2,430	2,989

		6,713

Oil Companies-Exploration & Production — 0.4%
Amplify Energy Corp.	900	6,525
Berry Petroleum Corp.	600	5,634
Bonanza Creek Energy, Inc.†	120	2,138
ConocoPhillips	374	20,645
Encana Corp.	5,850	22,919
Hess Corp.	101	6,641
Laredo Petroleum, Inc.†	1,200	2,832
Lundin Petroleum AB	300	9,905
Noble Energy, Inc.	170	3,274
PDC Energy, Inc.†	400	7,980
Penn Virginia Corp.†	90	2,142
Pioneer Natural Resources Co.	606	74,550
Santos, Ltd.	2,520	14,106
SM Energy Co.	400	3,136
Southwestern Energy Co.†	1,400	2,870
Talos Energy, Inc.†	149	3,208

		188,505

Oil Companies-Integrated — 1.4%
BP PLC	15,990	101,347
Chevron Corp.	1,652	191,863
China Petroleum & Chemical Corp.	66,000	37,902
Eni SpA	797	12,062
Exxon Mobil Corp.	2,879	194,534
Galp Energia SGPS SA	559	8,903
Imperial Oil, Ltd.	300	7,471
Repsol SA	1,148	18,822
Royal Dutch Shell PLC, Class A	2,887	83,829
TOTAL SA	1,157	60,823

		717,556

Oil Field Machinery & Equipment — 0.0%
CIMC Enric Holdings, Ltd.	35,160	19,115

Oil Refining & Marketing — 0.6%
Caltex Australia, Ltd.	1,079	20,284
HollyFrontier Corp.	59	3,241
JXTG Holdings, Inc.	2,500	11,793
Neste Oyj	2,049	73,951
Phillips 66	499	58,293
Sunoco LP	1,454	48,869
Valero Energy Corp.	843	81,754

		298,185

Oil-Field Services — 0.1%
NOW, Inc.†	700	7,378
Saipem SpA†	6,770	30,655
SBM Offshore NV	321	5,519
Schlumberger, Ltd.	574	18,764

		62,316

Optical Supplies — 0.0%
STAAR Surgical Co.†	300	9,834

Paper & Related Products — 0.1%
Clearwater Paper Corp.†	600	11,124
Domtar Corp.	300	10,917
International Paper Co.	139	6,072
Oji Holdings Corp.	1,100	5,755
Resolute Forest Products, Inc.	1,304	4,720
Stora Enso Oyj, Class R	387	5,018
UPM-Kymmene Oyj	277	9,002

Verso Corp., Class A†	525	7,686

		60,294

Patient Monitoring Equipment — 0.0%
CareDx, Inc.†	300	7,863
Masimo Corp.†	53	7,727

		15,590

Pharmacy Services — 0.2%
CVS Health Corp.	1,755	116,514

Photo Equipment & Supplies — 0.0%
Nikon Corp.	500	6,436

Physical Therapy/Rehabilitation Centers — 0.0%
Catasys, Inc.†	300	4,683
Encompass Health Corp.	31	1,985

		6,668

Pipelines — 0.2%
Enterprise Products Partners LP	1,635	42,559
Kinder Morgan, Inc.	3,140	62,737

		105,296

Poultry — 0.0%
Sanderson Farms, Inc.	100	15,481

Power Converter/Supply Equipment — 0.1%
Hubbell, Inc.	20	2,834
Schneider Electric SE	630	58,502

		61,336

Printing-Commercial — 0.0%
RR Donnelley & Sons Co.	1,569	6,841

Private Equity — 0.1%
3i Group PLC	1,125	16,438
Intermediate Capital Group PLC	600	11,549

		27,987

Publishing-Periodicals — 0.0%
Wolters Kluwer NV	225	16,567

Real Estate Investment Trusts — 1.2%
AGNC Investment Corp.	3,341	56,964
American Tower Corp.	624	136,082
Annaly Capital Management, Inc.	5,345	47,998
CareTrust REIT, Inc.	300	7,272
Chatham Lodging Trust	186	3,357
CoreCivic, Inc.	700	10,682
Cousins Properties, Inc.	87	3,491
DiamondRock Hospitality Co.	252	2,515
Equinix, Inc.	94	53,277
Essential Properties Realty Trust, Inc.	300	7,698
GEO Group, Inc.	600	9,132
Hersha Hospitality Trust	177	2,443
Industrial Logistics Properties Trust	300	6,372
Life Storage, Inc.	980	106,742
Monmouth Real Estate Investment Corp.	500	7,540
Outfront Media, Inc.	200	5,262
Park Hotels & Resorts, Inc.	417	9,695
Pebblebrook Hotel Trust	199	5,116
Public Storage	450	100,287
RLJ Lodging Trust	800	13,128
RPT Realty	270	3,915
Ryman Hospitality Properties, Inc.	29	2,441
Sabra Health Care REIT, Inc.	300	7,380
Scentre Group	2,500	6,601
Sunstone Hotel Investors, Inc.	800	10,808
Xenia Hotels & Resorts, Inc.	207	4,358

		630,556

Real Estate Management/Services — 0.3%
CBRE Group, Inc., Class A†	119	6,372
Daito Trust Construction Co., Ltd.	800	106,454
Marcus & Millichap, Inc.†	80	2,858
RE/MAX Holdings, Inc., Class A	282	9,433
Vonovia SE	359	19,103

		144,220

Real Estate Operations & Development — 0.7%
Aroundtown SA	12,371	104,391
CapitaLand, Ltd.	3,900	10,320
China Vanke Co., Ltd.	3,400	12,431
Howard Hughes Corp.†	5	559
LEG Immobilien AG	100	11,476
McGrath RentCorp.	97	7,402
PSP Swiss Property AG	575	76,064
Sun Hung Kai Properties, Ltd.	1,000	15,174
Swire Properties, Ltd.	1,800	5,674
TAG Immobilien AG	3,955	96,072
Wharf Holdings, Ltd.	6,000	13,645

		353,208

Recreational Vehicles — 0.0%
Polaris, Inc.	22	2,170

Rental Auto/Equipment — 0.1%
AMERCO	7	2,835
Ashtead Group PLC	431	13,109
Herc Holdings, Inc.†	300	13,278
Rent-A-Center, Inc.	300	7,761
Textainer Group Holdings, Ltd.†	100	1,035
United Rentals, Inc.†	28	3,740

		41,758

Resort/Theme Parks — 0.0%
SeaWorld Entertainment, Inc.†	200	5,284

Retail-Apparel/Shoe — 0.1%
Cato Corp., Class A	282	4,932
Designer Brands, Inc., Class A	159	2,623
Genesco, Inc.†	200	7,770
Hennes & Mauritz AB, Class B	600	12,537
Next PLC	185	15,773
Shoe Carnival, Inc.	100	3,319

		46,954

Retail-Auto Parts — 0.1%
Advance Auto Parts, Inc.	316	51,344
AutoZone, Inc.†	8	9,155
Genuine Parts Co.	48	4,924

		65,423

Retail-Automobile — 0.1%
America’s Car-Mart, Inc.†	100	9,099
CarMax, Inc.†	59	5,497

Lithia Motors, Inc., Class A	100	15,748
Rush Enterprises, Inc., Class A	225	9,830

		40,174

Retail-Building Products — 0.6%
BMC Stock Holdings, Inc.†	600	16,194
Home Depot, Inc.	1,122	263,199

		279,393

Retail-Consumer Electronics — 0.0%
Best Buy Co., Inc.	94	6,752
Yamada Denki Co., Ltd.	2,700	13,076

		19,828

Retail-Discount — 0.6%
Costco Wholesale Corp.	176	52,291
Target Corp.	175	18,709
Walmart, Inc.	2,025	237,452

		308,452

Retail-Drug Store — 0.1%
Sundrug Co., Ltd.	300	9,987
Walgreens Boots Alliance, Inc.	850	46,563

		56,550

Retail-Home Furnishings — 0.0%
Williams-Sonoma, Inc.	28	1,870

Retail-Jewelry — 0.3%
Pandora A/S	2,637	129,669
Signet Jewelers, Ltd.	300	4,812

		134,481

Retail-Major Department Stores — 0.4%
Marui Group Co., Ltd.	500	11,191
TJX Cos., Inc.	2,895	166,897

		178,088

Retail-Misc./Diversified — 0.0%
Mr. Price Group, Ltd.	652	6,895

Retail-Pawn Shops — 0.0%
EZCORP, Inc., Class A†	1,000	5,260

Retail-Petroleum Products — 0.0%
World Fuel Services Corp.	500	20,885

Retail-Regional Department Stores — 0.1%
Dillard’s, Inc., Class A	63	4,346
Kohl’s Corp.	1,049	53,771

		58,117

Retail-Restaurants — 0.7%
BJ’s Restaurants, Inc.	141	5,582
Bloomin’ Brands, Inc.	600	11,886
Brinker International, Inc.	1,302	57,874
Cheesecake Factory, Inc.	1,538	64,273
Cracker Barrel Old Country Store, Inc.	100	15,550
Dine Brands Global, Inc.	200	14,630
Jack in the Box, Inc.	90	7,562
McDonald’s Corp.	529	104,054
Starbucks Corp.	1,100	93,016

		374,427

Retail-Sporting Goods — 0.1%
Dick’s Sporting Goods, Inc.	200	7,786
Hibbett Sports, Inc.†	653	15,581

		23,367

Rubber-Tires — 0.3%
Bridgestone Corp.	1,300	54,449
Cie Generale des Etablissements Michelin SCA	142	17,278
Continental AG	330	44,122
Sumitomo Rubber Industries, Ltd.	3,000	40,087

		155,936

Rubber/Plastic Products — 0.0%
Trinseo SA	350	14,875

Satellite Telecom — 0.3%
Eutelsat Communications SA	4,785	90,724
Intelsat SA†	350	8,887
SES SA FDR	3,172	61,450

		161,061

Savings & Loans/Thrifts — 0.1%
Axos Financial, Inc.†	209	6,071
Berkshire Hills Bancorp, Inc.	307	9,526
First Financial Northwest, Inc.	479	6,778
Flushing Financial Corp.	300	6,492
HomeTrust Bancshares, Inc.	241	6,435
New York Community Bancorp, Inc.	153	1,782
People’s United Financial, Inc.	244	3,946
United Financial Bancorp, Inc.	516	7,286

		48,316

Schools — 0.0%
Career Education Corp.†	391	5,537
K12, Inc.†	250	4,948
Laureate Education, Inc., Class A†	500	7,727

		18,212

Security Services — 0.1%
G4S PLC	10,180	27,270

Seismic Data Collection — 0.0%
Geospace Technologies Corp.†	199	2,903

Semiconductor Components-Integrated Circuits — 0.4%
Cirrus Logic, Inc.†	116	7,883
NXP Semiconductors NV	200	22,736
QUALCOMM, Inc.	811	65,237
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	1,460	75,380
United Microelectronics Corp.	4,895	11,063

		182,299

Semiconductor Equipment — 0.4%
Applied Materials, Inc.	302	16,387
ASM Pacific Technology, Ltd.	4,780	66,918
ASML Holding NV (Euronext Amsterdam)	138	36,169
ASML Holding NV (NASDAQ)	163	42,701
Cabot Microelectronics Corp.	100	15,112
Lam Research Corp.	45	12,197
MKS Instruments, Inc.	36	3,896

		193,380

Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	14	3,159

Soap & Cleaning Preparation — 0.1%
Church & Dwight Co., Inc.	974	68,122

Software Tools — 0.1%
VMware, Inc., Class A	216	34,186

Steel Pipe & Tube — 0.1%
Advanced Drainage Systems, Inc.	400	14,808
Tenaris SA	958	9,674

		24,482

Steel-Producers — 0.2%
ArcelorMittal	1,470	21,690
BlueScope Steel, Ltd.	426	3,915
Nucor Corp.	102	5,493
POSCO ADR	51	2,290
Reliance Steel & Aluminum Co.	24	2,785
Schnitzer Steel Industries, Inc., Class A	200	4,268
SSAB AB, Class A	3,194	8,915
thyssenkrupp AG	1,680	23,974

		73,330

Superconductor Product & Systems — 0.0%
American Superconductor Corp.†	600	4,698

Telecom Equipment-Fiber Optics — 0.0%
Ciena Corp.†	183	6,793
Corning, Inc.	374	11,082

		17,875

Telecom Services — 0.4%
BCE, Inc.	1,700	80,644
HKT Trust & HKT, Ltd.	55,000	85,631
Switch, Inc., Class A	200	2,954
TELUS Corp.	1,400	49,799

		219,028

Telecommunication Equipment — 0.0%
ADTRAN, Inc.	831	7,321
Juniper Networks, Inc.	111	2,755

		10,076

Telephone-Integrated — 1.9%
AT&T, Inc.	4,762	183,289
Deutsche Telekom AG	6,837	120,236
KDDI Corp.	4,300	119,416
KT Corp. ADR	7,900	88,717
Nippon Telegraph & Telephone Corp.	1,900	94,587
Shenandoah Telecommunications Co.	200	6,432
SoftBank Group Corp.	200	7,760
Telecom Italia SpA†	51,250	29,991
Telefonica SA	2,000	15,335
Telephone & Data Systems, Inc.	200	5,218
Verizon Communications, Inc.	4,798	290,135

		961,116

Television — 0.0%
Sinclair Broadcast Group, Inc., Class A	250	9,960

Textile-Apparel — 0.1%
LVMH Moet Hennessy Louis Vuitton SE	50	21,330

Textile-Home Furnishings — 0.0%
Mohawk Industries, Inc.†	26	3,728

Theaters — 0.0%
Cinemark Holdings, Inc.	22	805

Therapeutics — 0.0%
Anika Therapeutics, Inc.†	100	7,039
La Jolla Pharmaceutical Co.†	700	4,911
Sarepta Therapeutics, Inc.†	56	4,651

		16,601

Tobacco — 0.9%
Altria Group, Inc.	2,300	103,017
British American Tobacco PLC	800	28,000
Imperial Brands PLC	5,007	109,766
Japan Tobacco, Inc.	2,700	61,406
KT&G Corp.	1,244	106,923
Philip Morris International, Inc.	552	44,955
Scandinavian Tobacco Group A/S*	354	4,183
Swedish Match AB	305	14,315

		472,565

Tools-Hand Held — 0.0%
Snap-on, Inc.	20	3,253
Stanley Black & Decker, Inc.	53	8,021

		11,274

Toys — 0.0%
Bandai Namco Holdings, Inc.	300	18,524

Transactional Software — 0.0%
SimCorp A/S	130	11,615

Transport-Air Freight — 0.0%
Atlas Air Worldwide Holdings, Inc.†	150	3,290

Transport-Equipment & Leasing — 0.0%
Greenbrier Cos., Inc.	200	5,858

Transport-Marine — 0.2%
AP Moller - Maersk A/S, Series B	51	65,002
DHT Holdings, Inc.	1,000	7,730
GasLog, Ltd.	400	5,484
International Seaways, Inc.†	300	7,542
Nordic American Tankers, Ltd.	2,400	8,592
Safe Bulkers, Inc.†	1,204	1,963
Teekay Tankers, Ltd., Class A†	3,300	6,732

		103,045

Transport-Rail — 0.3%
Aurizon Holdings, Ltd.	23,500	95,578
CSX Corp.	283	19,886
Seibu Holdings, Inc.	800	14,172

		129,636

Transport-Services — 0.7%
C.H. Robinson Worldwide, Inc.	335	25,340
ComfortDelGro Corp., Ltd.	32,700	55,283
Kamigumi Co., Ltd.	500	11,362
Royal Mail PLC	21,945	60,150
United Parcel Service, Inc., Class B	1,871	215,483

		367,618

Transport-Truck — 0.0%
Covenant Transportation Group, Inc., Class A†	131	2,014

Knight-Swift Transportation Holdings, Inc.	61	2,224
Werner Enterprises, Inc.	116	4,234

		8,472

Vitamins & Nutrition Products — 0.0%
USANA Health Sciences, Inc.†	100	7,411

Warehousing & Harbor Transportation Services — 0.1%
Hutchison Port Holdings Trust	166,203	25,761

Water — 0.0%
United Utilities Group PLC	1,236	13,933
Veolia Environnement SA	220	5,783

		19,716

Water Treatment Systems — 0.0%
Pentair PLC	56	2,322

Web Hosting/Design — 0.0%
NIC, Inc.	700	16,464

Web Portals/ISP — 0.7%
Alphabet, Inc., Class A†	94	118,327
Alphabet, Inc., Class C†	148	186,496
Baidu, Inc. ADR†	280	28,518
Meet Group, Inc.†	1,500	6,390

		339,731

Wire & Cable Products — 0.0%
Insteel Industries, Inc.	200	3,814

Wireless Equipment — 0.2%
Motorola Solutions, Inc.	521	86,653

Total Common Stocks (cost $30,227,211)		31,946,584

U.S. CORPORATE BONDS & NOTES — 13.6%
Aerospace/Defense-Equipment — 0.3%
United Technologies Corp. Senior Notes 4.50% due 04/15/2020	$158,000	159,885

Applications Software — 0.3%
Microsoft Corp. Senior Notes 4.25% due 02/06/2047	110,000	136,605

Banks-Commercial — 0.4%
BB&T Corp. Senior Notes 3.20% due 09/03/2021	220,000	224,808

Banks-Super Regional — 1.0%
PNC Funding Corp. Senior Notes 3.30% due 03/08/2022	140,000	144,212
US Bancorp Senior Notes 3.15% due 04/27/2027	201,000	212,723
Wells Fargo & Co. Senior Notes 3.00% due 10/23/2026	135,000	138,720

		495,655

Brewery — 0.3%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.15% due 01/23/2025	120,000	131,192

Cable/Satellite TV — 0.4%
Comcast Corp. Company Guar. Notes 4.65% due 07/15/2042	183,000	218,474

Diversified Banking Institutions — 1.8%
Bank of America Corp. Senior Notes 3.50% due 04/19/2026	200,000	212,663
Citigroup, Inc. Senior Notes 3.20% due 10/21/2026	145,000	150,382
Goldman Sachs Group, Inc. Senior Notes 4.80% due 07/08/2044	186,000	226,169
JPMorgan Chase & Co. Senior Notes 5.40% due 01/06/2042	158,000	208,102
Morgan Stanley Senior Notes 3.77% due 01/24/2029	135,000	144,708

		942,024

Diversified Manufacturing Operations — 0.4%
General Electric Capital Corp. Senior Notes 6.75% due 03/15/2032	180,000	229,282

Enterprise Software/Service — 0.4%
Oracle Corp. Senior Notes 2.50% due 10/15/2022	220,000	224,002

Finance-Credit Card — 1.1%
American Express Credit Corp. Senior Notes 3.30% due 05/03/2027	200,000	215,017
Capital One Financial Corp. Senior Notes 3.20% due 02/05/2025	210,000	217,379
Visa, Inc. Senior Notes 4.30% due 12/14/2045	110,000	136,362

		568,758

Insurance-Life/Health — 0.3%
Prudential Financial, Inc. Senior Bonds 4.60% due 05/15/2044	112,000	132,358

Insurance-Multi-line — 0.3%
MetLife, Inc. Senior Notes 3.60% due 04/10/2024	137,000	145,618

Insurance-Property/Casualty — 0.3%
ACE INA Holdings, Inc. Company Guar. Notes 2.88% due 11/03/2022	130,000	133,715

Machinery-Farming — 0.6%
John Deere Capital Corp. Senior Notes 2.65% due 01/06/2022	280,000	285,085

Medical-Biomedical/Gene — 0.4%
Gilead Sciences, Inc. Senior Notes 4.40% due 12/01/2021	210,000	219,390

Medical-HMO — 0.5%
UnitedHealth Group, Inc. Senior Notes 2.70% due 07/15/2020	126,000	126,767
WellPoint, Inc. Senior Notes 3.13% due 05/15/2022	125,000	128,242

		255,009

Multimedia — 0.6%
Walt Disney Co. Company Guar. Notes 3.00% due 02/13/2026	270,000	285,198

Oil Companies-Exploration & Production — 0.5%
Noble Energy, Inc. Senior Notes 3.90% due 11/15/2024	140,000	147,504
Occidental Petroleum Corp. Senior Notes 3.40% due 04/15/2026	125,000	127,233

		274,737

Oil Companies-Integrated — 0.6%
Chevron Corp. Senior Notes 2.42% due 11/17/2020	200,000	201,277
Exxon Mobil Corp. Senior Notes 3.57% due 03/06/2045	122,000	131,892

		333,169

Pharmacy Services — 0.3%
CVS Health Corp. Senior Notes 4.78% due 03/25/2038	125,000	138,739

Pipelines — 0.4%
Enterprise Products Operating LLC Company Guar. Notes 3.75% due 02/15/2025	202,000	215,384

Retail-Building Products — 0.3%
Home Depot, Inc. Senior Notes 4.20% due 04/01/2043	120,000	140,564

Retail-Restaurants — 0.3%
McDonald’s Corp. Senior Notes 3.38% due 05/26/2025	137,000	145,353

Telephone-Integrated — 0.6%
AT&T, Inc. Senior Notes 5.35% due 09/01/2040	120,000	142,143
Verizon Communications, Inc. Senior Notes 4.33% due 09/21/2028	134,000	152,591
Verizon Communications, Inc. Senior Notes 5.15% due 09/15/2023	10,000	11,169

		305,903

Transport-Rail — 0.9%
Burlington Northern Santa Fe LLC Senior Notes 4.05% due 06/15/2048	155,000	177,424
Norfolk Southern Corp. Senior Notes 3.85% due 01/15/2024	280,000	298,864

		476,288

Transport-Services — 0.3%
FedEx Corp. Company Guar. Notes 4.75% due 11/15/2045	130,000	140,169

Total U.S. Corporate Bonds & Notes (cost $6,627,424)		6,957,364

FOREIGN CORPORATE BONDS & NOTES — 0.6%
Diversified Banking Institutions — 0.2%
HSBC Holdings PLC Senior Notes 4.00% due 03/30/2022	125,000	130,820

Oil Companies-Integrated — 0.4%
Shell International Finance BV Company Guar. Notes 3.88% due 11/13/2028	190,000	214,497

Total Foreign Corporate Bonds & Notes (cost $331,769)		345,317

U.S. GOVERNMENT AGENCIES — 2.6%
Federal Home Loan Mtg. Corp. — 0.4%
3.50% due 03/01/2046	200,054	211,275

Federal National Mtg. Assoc. — 2.2%
2.13% due 04/24/2026	440,000	452,793
2.63% due 09/06/2024	290,000	303,863
4.50% due 02/01/2048	329,694	347,341

		1,103,997

Total U.S. Government Agencies (cost $1,269,024)		1,315,272

U.S. GOVERNMENT TREASURIES — 10.9%
United States Treasury Bonds — 2.5%
1.00% due 02/15/2048 TIPS(2)	136,300	152,272
2.75% due 11/15/2047	580,000	649,464
3.38% due 05/15/2044	392,000	482,910

		1,284,646

United States Treasury Notes — 8.4%
1.25% due 10/31/2021	470,000	467,099
1.75% due 05/15/2023	268,000	270,031
2.00% due 11/30/2022	295,000	299,183
2.00% due 02/15/2025	356,000	363,955
2.00% due 11/15/2026	420,000	431,074
2.13% due 06/30/2022	447,000	454,054
2.25% due 01/31/2024	181,000	186,331
2.25% due 11/15/2024	449,000	464,171
2.25% due 02/15/2027	275,000	287,117
2.63% due 08/31/2020	130,000	131,087
2.63% due 02/15/2029	655,000	708,168
3.13% due 05/15/2021	210,000	214,865

		4,277,135

Total U.S. Government Treasuries (cost $5,321,240)		5,561,781

EXCHANGE-TRADED FUNDS — 5.2%
FlexShares Quality Dividend Index Fund ETF	10,700	495,838
Invesco S&P 500 Quality ETF	35,424	1,217,169
iShares Edge MSCI USA Momentum Factor ETF	6,804	816,616
iShares Russell 1000 Value ETF	229	29,786
iShares Russell 2000 ETF	700	108,815

Total Exchange-Traded Funds (cost $2,563,984)		2,668,224

Total Long-Term Investment Securities (cost $46,340,652)		48,794,542

SHORT-TERM INVESTMENT SECURITIES — 4.6%
Registered Investment Companies — 4.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.75%(3) (cost $2,383,481)	2,383,481	2,383,481

TOTAL INVESTMENTS (cost $48,724,133)	99.9%	51,178,023
Other assets less liabilities	0.1	39,945

NET ASSETS	100.0%	$51,217,968

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At October 31, 2019, the aggregate value of these securities was $59,265 representing 0.1% of net assets.

(1)	Securities classified as Level 3 (see Note 1).
(2)	Principal amount of security is adjusted for inflation.
(3)	The rate shown is the 7-day yield as of October 31, 2019.

ADR — American Depositary Receipt

CVR — Contingent Value Rights

ETF — Exchange-Traded Funds

Euronext Amsterdam — Euronext Stock Exchange, Amsterdam

FDR — Fiduciary Depositary Receipt

NASDAQ — National Association of Securities Dealers Automated Quotations

TIPS — Treasury Inflation Protected Securities

TSX — Toronto Stock Exchange

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
7	Long	S&P 500 E-Mini Index	December 2019	$1,050,579	$1,062,530	$11,951
8	Short	U.S. Treasury 10 Year Notes	December 2019	1,053,484	1,042,375	11,109

						$23,060

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2019 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Chemicals-Plastics	$3,205	$—	$33	$3,238
Other Industries	31,943,346	—	—	31,943,346
U.S. Corporate Bonds & Notes	—	6,957,364	—	6,957,364
Foreign Corporate Bonds & Notes	—	345,317	—	345,317
U.S. Government Agencies	—	1,315,272	—	1,315,272
U.S. Government Treasuries	—	5,561,781	—	5,561,781
Exchange-Traded Funds	2,668,224	—	—	2,668,224
Short-Term Investment Securities	2,383,481	—	—	2,383,481

Total Investments at Value	$36,998,256	$14,179,734	$33	$51,178,023

Other Financial Instruments:†
Futures Contracts	$23,060	$—	$—	$23,060

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio. There were no Level 3 transfers during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA MFS Blue Chip Growth Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2019 —

(unaudited)

Security Description	Shares	Value (Note 1)

COMMON STOCKS — 99.6%
Aerospace/Defense — 1.3%
Boeing Co.	7,725	$2,625,805
Lockheed Martin Corp.	2,394	901,772
Northrop Grumman Corp.	12,563	4,428,206
Spirit AeroSystems Holdings, Inc., Class A	8,959	733,025

		8,688,808

Aerospace/Defense-Equipment — 1.1%
L3Harris Technologies, Inc.	38,107	7,861,855

Airlines — 0.9%
Delta Air Lines, Inc.	114,997	6,334,035

Applications Software — 9.9%
Microsoft Corp.	410,043	58,787,865
salesforce.com, Inc.†	9,274	1,451,288
ServiceNow, Inc.†	34,239	8,465,935

		68,705,088

Athletic Footwear — 1.2%
NIKE, Inc., Class B	92,551	8,287,942

Auto/Truck Parts & Equipment-Original — 1.1%
Allison Transmission Holdings, Inc.	59,375	2,589,344
Lear Corp.	41,066	4,836,343

		7,425,687

Beverages-Non-alcoholic — 1.0%
PepsiCo, Inc.	53,021	7,272,891

Building-Residential/Commercial — 0.3%
Toll Brothers, Inc.	55,166	2,193,952

Cable/Satellite TV — 1.8%
Altice USA, Inc., Class A†	177,544	5,494,987
Comcast Corp., Class A	156,297	7,005,231

		12,500,218

Chemicals-Diversified — 0.7%
Eastman Chemical Co.	63,962	4,863,671

Commercial Services-Finance — 0.9%
FleetCor Technologies, Inc.†	12,250	3,604,195
Global Payments, Inc.	10,643	1,800,583
WEX, Inc.†	3,522	666,292

		6,071,070

Computer Aided Design — 0.3%
Cadence Design Systems, Inc.†	37,023	2,419,453

Computer Data Security — 0.1%
Zscaler, Inc.†	16,860	741,503

Computer Services — 1.9%
Accenture PLC, Class A	34,203	6,341,920
Leidos Holdings, Inc.	79,869	6,887,104

		13,229,024

Computers — 7.3%
Apple, Inc.	203,322	50,578,381

Computers-Memory Devices — 0.2%
Western Digital Corp.	25,199	1,301,528

Consumer Products-Misc. — 1.3%
Kimberly-Clark Corp.	69,529	9,239,014

Data Processing/Management — 2.4%
Fidelity National Information Services, Inc.	49,077	6,466,385
Fiserv, Inc.†	93,899	9,966,440

		16,432,825

Diagnostic Kits — 1.2%
IDEXX Laboratories, Inc.†	28,446	8,107,395

Diversified Banking Institutions — 0.4%
Citigroup, Inc.	41,481	2,980,825

Diversified Manufacturing Operations — 0.6%
Eaton Corp. PLC	17,791	1,549,774
Illinois Tool Works, Inc.	15,919	2,683,625

		4,233,399

E-Commerce/Products — 5.1%
Amazon.com, Inc.†	19,819	35,211,625

E-Commerce/Services — 1.4%
Booking Holdings, Inc.†	4,723	9,676,341

Electric-Integrated — 0.8%
AES Corp.	312,223	5,323,402

Electronic Components-Semiconductors — 1.4%
Broadcom, Inc.	17,500	5,124,875
Texas Instruments, Inc.	41,261	4,868,385

		9,993,260

Electronic Forms — 2.2%
Adobe, Inc.†	54,657	15,190,820

Engines-Internal Combustion — 0.4%
Cummins, Inc.	17,780	3,066,694

Enterprise Software/Service — 0.5%
Atlassian Corp. PLC, Class A†	12,938	1,562,781
Paycom Software, Inc.†	9,529	2,015,669

		3,578,450

Entertainment Software — 1.3%
Electronic Arts, Inc.†	24,774	2,388,214
Take-Two Interactive Software, Inc.†	58,018	6,982,466

		9,370,680

Finance-Consumer Loans — 0.4%
Synchrony Financial	82,841	2,930,086

Finance-Credit Card — 4.5%
Mastercard, Inc., Class A	76,584	21,199,217
Visa, Inc., Class A	58,099	10,391,587

		31,590,804

Finance-Investment Banker/Broker — 0.3%
TD Ameritrade Holding Corp.	52,903	2,030,417

Food-Misc./Diversified — 0.8%
General Mills, Inc.	112,081	5,700,440

Footwear & Related Apparel — 0.9%
Skechers U.S.A., Inc., Class A†	160,963	6,015,187

Independent Power Producers — 0.9%
NRG Energy, Inc.	160,780	6,450,494

Insurance-Multi-line — 1.0%
MetLife, Inc.	140,961	6,595,565

Internet Application Software — 1.1%
Okta, Inc.†	68,787	7,502,598

Internet Content-Entertainment — 3.8%
Facebook, Inc., Class A†	137,918	26,431,985

Internet Telephone — 0.7%
RingCentral, Inc., Class A†	28,029	4,527,244

Machinery-Farming — 1.0%
AGCO Corp.	92,978	7,130,483

Medical Instruments — 0.8%
Boston Scientific Corp.†	135,075	5,632,628

Medical-Biomedical/Gene — 4.6%
Biogen, Inc.†	31,898	9,528,252
Celgene Corp.†	42,391	4,579,500
Illumina, Inc.†	28,820	8,516,886
Incyte Corp.†	76,216	6,396,047
Regeneron Pharmaceuticals, Inc.†	5,109	1,564,784
Vertex Pharmaceuticals, Inc.†	8,222	1,607,237

		32,192,706

Medical-Drugs — 2.9%
Eli Lilly & Co.	101,231	11,535,272
Johnson & Johnson	41,417	5,468,701
Merck & Co., Inc.	39,958	3,462,760

		20,466,733

Medical-HMO — 1.1%
Molina Healthcare, Inc.†	27,504	3,235,570
UnitedHealth Group, Inc.	16,468	4,161,464

		7,397,034

Medical-Hospitals — 1.2%
HCA Healthcare, Inc.	64,278	8,583,684

Medical-Wholesale Drug Distribution — 1.1%
AmerisourceBergen Corp.	9,708	828,869
McKesson Corp.	48,848	6,496,784

		7,325,653

Networking Products — 2.3%
Cisco Systems, Inc.	335,184	15,924,592

Non-Hazardous Waste Disposal — 0.3%
Waste Management, Inc.	21,145	2,372,680

Pharmacy Services — 0.5%
Cigna Corp.	20,733	3,700,011

Pipelines — 0.2%
Equitrans Midstream Corp.	95,746	1,332,784

Real Estate Investment Trusts — 3.5%
American Tower Corp.	49,496	10,794,088
Extra Space Storage, Inc.	52,725	5,919,436
Public Storage	32,657	7,277,939

		23,991,463

Recreational Centers — 0.9%
Planet Fitness, Inc., Class A†	93,607	5,959,022

Retail-Apparel/Shoe — 0.2%
Ross Stores, Inc.	10,184	1,116,879

Retail-Auto Parts — 1.0%
AutoZone, Inc.†	5,974	6,836,526

Retail-Consumer Electronics — 0.4%
Best Buy Co., Inc.	42,504	3,053,062

Retail-Discount — 1.3%
Dollar General Corp.	26,020	4,172,047
Target Corp.	47,182	5,044,227

		9,216,274

Retail-Restaurants — 2.4%
Chipotle Mexican Grill, Inc.†	5,037	3,919,592
Starbucks Corp.	154,238	13,042,365

		16,961,957

Semiconductor Equipment — 1.8%
Applied Materials, Inc.	179,303	9,728,981
Lam Research Corp.	9,681	2,623,938

		12,352,919

Tobacco — 1.3%
Altria Group, Inc.	46,819	2,097,023
Philip Morris International, Inc.	85,784	6,986,249

		9,083,272

Transport-Rail — 1.0%
Union Pacific Corp.	43,185	7,145,390

Web Hosting/Design — 1.0%
VeriSign, Inc.†	36,043	6,848,891

Web Portals/ISP — 5.4%
Alphabet, Inc., Class A†	13,350	16,804,980
Alphabet, Inc., Class C†	16,613	20,934,207

		37,739,187

Total Long-Term Investment Securities (cost $580,991,589)		693,018,486

TOTAL INVESTMENTS (cost $580,991,589)	99.6%	693,018,486
Other assets less liabilities	0.4	2,798,806

NET ASSETS	100.0%	$695,817,292

†	Non-income producing security

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2019 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$693,018,486	$—	$—	$693,018,486

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA MFS Massachusetts Investors Trust Port

PORTFOLIO OF INVESTMENTS — October 31, 2019 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 99.4%
Aerospace/Defense-Equipment — 1.4%
United Technologies Corp.	98,016	$14,073,137

Applications Software — 3.3%
Microsoft Corp.	160,010	22,940,634
salesforce.com, Inc.†	67,608	10,579,976

		33,520,610

Athletic Footwear — 0.9%
NIKE, Inc., Class B	105,777	9,472,330

Banks-Commercial — 1.3%
BB&T Corp.	250,585	13,293,534

Beverages-Wine/Spirits — 2.2%
Diageo PLC	253,667	10,398,155
Pernod Ricard SA	65,745	12,135,350

		22,533,505

Cable/Satellite TV — 2.1%
Comcast Corp., Class A	477,924	21,420,554

Chemicals-Diversified — 2.1%
DuPont de Nemours, Inc.	154,722	10,197,727
PPG Industries, Inc.	83,941	10,502,698

		20,700,425

Coatings/Paint — 1.6%
Sherwin-Williams Co.	27,984	16,015,803

Computer Services — 4.5%
Accenture PLC, Class A	104,566	19,388,628
Amdocs, Ltd.	190,861	12,444,137
Cognizant Technology Solutions Corp., Class A	210,706	12,840,424

		44,673,189

Computers — 1.4%
Apple, Inc.	56,553	14,068,124

Consumer Products-Misc. — 0.9%
Kimberly-Clark Corp.	64,072	8,513,887

Containers-Metal/Glass — 1.2%
Crown Holdings, Inc.†	164,528	11,984,219

Cosmetics & Toiletries — 1.6%
Colgate-Palmolive Co.	162,447	11,143,864
Estee Lauder Cos., Inc., Class A	25,631	4,774,287

		15,918,151

Data Processing/Management — 2.1%
Fidelity National Information Services, Inc.	157,866	20,800,424

Diagnostic Equipment — 3.9%
Danaher Corp.	132,240	18,225,317
Thermo Fisher Scientific, Inc.	70,520	21,295,629

		39,520,946

Diversified Banking Institutions — 6.8%
Bank of America Corp.	735,300	22,992,831
Goldman Sachs Group, Inc.	71,046	15,159,796
JPMorgan Chase & Co.	237,722	29,696,232

		67,848,859

Electric Products-Misc. — 1.1%
AMETEK, Inc.	118,550	10,865,107

Electric-Integrated — 0.6%
American Electric Power Co., Inc.	59,951	5,658,775

Electronic Components-Semiconductors — 1.5%
Texas Instruments, Inc.	127,500	15,043,725

Electronic Connectors — 0.9%
TE Connectivity, Ltd.	98,752	8,838,304

Electronic Forms — 1.3%
Adobe, Inc.†	47,555	13,216,961

Electronic Measurement Instruments — 1.2%
Fortive Corp.	178,336	12,305,184

Entertainment Software — 1.2%
Electronic Arts, Inc.†	128,124	12,351,154

Finance-Credit Card — 5.1%
Mastercard, Inc., Class A	94,554	26,173,493
Visa, Inc., Class A	139,999	25,040,221

		51,213,714

Finance-Investment Banker/Broker — 0.7%
TD Ameritrade Holding Corp.	193,689	7,433,784

Finance-Other Services — 1.6%
Nasdaq, Inc.	156,728	15,636,753

Food-Dairy Products — 1.2%
Danone SA	149,762	12,420,314

Food-Misc./Diversified — 1.1%
Mondelez International, Inc., Class A	203,913	10,695,237

Hotels/Motels — 0.6%
Marriott International, Inc., Class A	49,217	6,228,411

Instruments-Controls — 2.0%
Honeywell International, Inc.	114,686	19,809,713

Insurance-Multi-line — 1.2%
Chubb, Ltd.	76,912	11,722,927

Internet Content-Entertainment — 1.6%
Facebook, Inc., Class A†	85,549	16,395,466

Machinery-Pumps — 0.8%
Flowserve Corp.	161,490	7,887,172

Medical Instruments — 2.7%
Medtronic PLC	250,534	27,283,153

Medical Products — 2.7%
Abbott Laboratories	128,073	10,708,183
Becton Dickinson and Co.	62,558	16,014,848

		26,723,031

Medical-Biomedical/Gene — 0.4%
Illumina, Inc.†	13,344	3,943,419

Medical-Drugs — 5.3%
Eli Lilly & Co.	115,198	13,126,812
Johnson & Johnson	179,229	23,665,397
PRA Health Sciences, Inc.†	60,748	5,935,687
Zoetis, Inc.	83,200	10,642,944

		53,370,840

Medical-Wholesale Drug Distribution — 0.4%
McKesson Corp.	26,903	3,578,099

Multimedia — 0.6%
Walt Disney Co.	47,920	6,225,766

Networking Products — 1.6%
Cisco Systems, Inc.	335,715	15,949,820

Oil Companies-Exploration & Production — 1.1%
EOG Resources, Inc.	162,995	11,297,183

Oil-Field Services — 1.2%
Core Laboratories NV	85,399	3,760,972
Schlumberger, Ltd.	257,031	8,402,343

		12,163,315

Pipelines — 1.4%
Enterprise Products Partners LP	556,420	14,483,613

Private Equity — 1.4%
Blackstone Group, Inc., Class A	272,106	14,465,155

Real Estate Investment Trusts — 2.4%
American Tower Corp.	109,455	23,869,946

Retail-Apparel/Shoe — 1.2%
Ross Stores, Inc.	110,935	12,166,241

Retail-Discount — 3.8%
Costco Wholesale Corp.	41,499	12,329,768
Dollar General Corp.	69,962	11,217,707
Dollar Tree, Inc.†	84,247	9,300,869
Target Corp.	51,201	5,473,899

		38,322,243

Retail-Gardening Products — 1.3%
Tractor Supply Co.	133,982	12,730,970

Retail-Restaurants — 1.1%
Starbucks Corp.	131,004	11,077,698

Semiconductor Components-Integrated Circuits — 0.9%
Analog Devices, Inc.	86,287	9,200,783

Textile-Apparel — 1.2%
LVMH Moet Hennessy Louis Vuitton SE	28,357	12,097,156

Transport-Rail — 1.4%
Canadian National Railway Co.	155,445	13,892,120

Transport-Truck — 0.7%
Old Dominion Freight Line, Inc.	39,149	7,128,250

Veterinary Diagnostics — 0.8%
Elanco Animal Health, Inc.†	295,839	7,993,570

Web Portals/ISP — 4.8%
Alphabet, Inc., Class A†	27,250	34,302,300
Alphabet, Inc., Class C†	10,855	13,678,494

		47,980,794

Total Long-Term Investment Securities (cost $697,334,771)		998,023,563

SHORT-TERM INVESTMENT SECURITIES — 0.7%
U.S. Government Agencies — 0.7%
Federal Home Loan Bank Disc. Notes 1.42% due 11/01/2019 (cost $7,288,000)	$7,288,000	7,288,000

TOTAL INVESTMENTS (cost $704,622,771)	100.1%	1,005,311,563
Liabilities in excess of other assets	(0.1)	(1,223,229)

NET ASSETS	100.0%	$1,004,088,334

†	Non-income producing security

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2019 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$998,023,563	$—	$—	$998,023,563
Short-Term Investment Securities	—	7,288,000	—	7,288,000

Total Investments at Value	$998,023,563	$7,288,000	$—	$1,005,311,563

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA MFS Total Return Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2019 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 60.4%
Advertising Agencies — 0.2%
Omnicom Group, Inc.	10,228	$789,499

Aerospace/Defense — 0.9%
Lockheed Martin Corp.	5,526	2,081,534
Northrop Grumman Corp.	6,348	2,237,543

		4,319,077

Aerospace/Defense-Equipment — 0.8%
L3Harris Technologies, Inc.	3,942	813,274
United Technologies Corp.	23,321	3,348,429

		4,161,703

Agricultural Biotech — 0.1%
Corteva, Inc.	14,476	381,877

Agricultural Operations — 0.2%
Archer-Daniels-Midland Co.	29,023	1,220,127

Airlines — 0.1%
Delta Air Lines, Inc.	13,368	736,309

Apparel Manufacturers — 0.0%
Hanesbrands, Inc.	11,047	168,025

Appliances — 0.3%
Whirlpool Corp.	8,429	1,282,219

Applications Software — 1.2%
Microsoft Corp.	43,560	6,245,197

Athletic Footwear — 0.2%
NIKE, Inc., Class B	10,656	954,245

Auto/Truck Parts & Equipment-Original — 0.9%
Aptiv PLC	10,383	929,798
Lear Corp.	23,737	2,795,506
Magna International, Inc.	10,170	546,837

		4,272,141

Banks-Commercial — 0.4%
BB&T Corp.	29,420	1,560,731
Intesa Sanpaolo SpA	177,242	443,985

		2,004,716

Banks-Fiduciary — 0.8%
Bank of New York Mellon Corp.	49,400	2,309,450
State Street Corp.	24,415	1,613,099

		3,922,549

Banks-Super Regional — 2.2%
PNC Financial Services Group, Inc.	19,428	2,850,088
SunTrust Banks, Inc.	13,791	942,477
US Bancorp	64,854	3,697,975
Wells Fargo & Co.	66,596	3,438,351

		10,928,891

Beverages-Non-alcoholic — 0.2%
Coca-Cola European Partners PLC	11,614	621,465
PepsiCo, Inc.	4,347	596,278

		1,217,743

Beverages-Wine/Spirits — 0.4%
Diageo PLC	52,474	2,150,980

Brewery — 0.1%
Molson Coors Brewing Co., Class B	11,350	598,372

Building Products-Air & Heating — 0.8%
Johnson Controls International PLC	94,921	4,112,927

Building Products-Wood — 0.2%
Masco Corp.	25,537	1,181,086

Cable/Satellite TV — 1.7%
Comcast Corp., Class A	186,291	8,349,563

Chemicals-Diversified — 1.3%
Celanese Corp.	8,201	993,551
DuPont de Nemours, Inc.	19,525	1,286,893
PPG Industries, Inc.	32,306	4,042,127

		6,322,571

Coatings/Paint — 0.4%
Axalta Coating Systems, Ltd.†	27,794	819,645
Sherwin-Williams Co.	2,119	1,212,746

		2,032,391

Commercial Services-Finance — 0.5%
Equifax, Inc.	10,642	1,454,868
Moody’s Corp.	4,326	954,705

		2,409,573

Computer Services — 1.1%
Accenture PLC, Class A	23,375	4,334,192
Amdocs, Ltd.	15,363	1,001,668
Cognizant Technology Solutions Corp., Class A	6,917	421,522

		5,757,382

Computers — 0.4%
Apple, Inc.	8,495	2,113,216

Consumer Products-Misc. — 0.4%
Kimberly-Clark Corp.	15,964	2,121,296

Containers-Metal/Glass — 0.1%
Crown Holdings, Inc.†	9,233	672,532

Containers-Paper/Plastic — 0.1%
Transcontinental, Inc., Class A	23,834	272,161

Cosmetics & Toiletries — 0.1%
Colgate-Palmolive Co.	3,001	205,869
Procter & Gamble Co.	1,961	244,164

		450,033

Data Processing/Management — 1.0%
Fidelity National Information Services, Inc.	17,441	2,298,026
Fiserv, Inc.†	25,952	2,754,545

		5,052,571

Diagnostic Equipment — 1.7%
Danaher Corp.	34,965	4,818,876
Thermo Fisher Scientific, Inc.	12,462	3,763,275

		8,582,151

Diversified Banking Institutions — 5.3%
Bank of America Corp.	149,571	4,677,085
BNP Paribas SA	5,230	273,044
Citigroup, Inc.	85,633	6,153,587
Goldman Sachs Group, Inc.	14,770	3,151,623
JPMorgan Chase & Co.	82,920	10,358,367
Morgan Stanley	40,767	1,877,320
Sumitomo Mitsui Financial Group, Inc.	6,400	229,947

		26,720,973

Diversified Manufacturing Operations — 2.1%
3M Co.	9,936	1,639,340
Eaton Corp. PLC	53,489	4,659,427

Illinois Tool Works, Inc.	19,235	3,242,636
Ingersoll-Rand PLC	8,693	1,103,055

		10,644,458

E-Commerce/Products — 0.4%
Amazon.com, Inc.†	1,223	2,172,855

Electric-Distribution — 0.2%
Sempra Energy	5,937	857,956

Electric-Integrated — 2.4%
Duke Energy Corp.	30,198	2,846,463
Exelon Corp.	53,616	2,438,992
FirstEnergy Corp.	29,905	1,445,010
NextEra Energy, Inc.	1,329	316,754
Public Service Enterprise Group, Inc.	14,526	919,641
Southern Co.	44,238	2,771,953
WEC Energy Group, Inc.	7,782	734,621
Xcel Energy, Inc.	8,437	535,834

		12,009,268

Electronic Components-Semiconductors — 1.1%
Intel Corp.	18,245	1,031,390
Marvell Technology Group, Ltd.	27,272	665,164
Samsung Electronics Co., Ltd. (Preference Shares)	12,683	447,494
Texas Instruments, Inc.	28,788	3,396,696

		5,540,744

Electronic Forms — 0.3%
Adobe, Inc.†	5,891	1,637,286

Engines-Internal Combustion — 0.1%
Cummins, Inc.	3,544	611,269

Enterprise Software/Service — 0.2%
Oracle Corp.	17,940	977,551

Entertainment Software — 0.2%
Electronic Arts, Inc.†	7,761	748,160

Finance-Consumer Loans — 0.1%
Synchrony Financial	12,450	440,357

Finance-Credit Card — 0.4%
American Express Co.	6,691	784,720
Visa, Inc., Class A	5,800	1,037,388

		1,822,108

Finance-Investment Banker/Broker — 0.5%
Charles Schwab Corp.	17,017	692,762
TD Ameritrade Holding Corp.	41,631	1,597,798

		2,290,560

Finance-Other Services — 0.2%
Nasdaq, Inc.	12,251	1,222,282

Food-Confectionery — 0.2%
J.M. Smucker Co.	11,012	1,163,748

Food-Misc./Diversified — 1.3%
Danone SA	12,660	1,049,940
General Mills, Inc.	20,468	1,041,003
Ingredion, Inc.	8,921	704,759
Mondelez International, Inc., Class A	12,676	664,856
Nestle SA	26,379	2,816,256

		6,276,814

Food-Retail — 0.1%
Kroger Co.	29,715	732,178

Food-Wholesale/Distribution — 0.1%
US Foods Holding Corp.†	14,260	565,694

Hotels/Motels — 0.1%
Marriott International, Inc., Class A	5,023	635,661

Instruments-Controls — 0.9%
Honeywell International, Inc.	27,510	4,751,802

Insurance Brokers — 1.1%
Aon PLC	21,671	4,185,970
Marsh & McLennan Cos., Inc.	13,167	1,364,365

		5,550,335

Insurance-Life/Health — 0.2%
Prudential Financial, Inc.	11,511	1,049,113

Insurance-Multi-line — 1.6%
Chubb, Ltd.	27,006	4,116,255
MetLife, Inc.	55,927	2,616,824
Zurich Insurance Group AG	3,821	1,493,153

		8,226,232

Insurance-Property/Casualty — 0.6%
Travelers Cos., Inc.	23,297	3,053,305

Internet Content-Entertainment — 0.1%
Facebook, Inc., Class A†	1,538	294,758

Investment Management/Advisor Services — 0.9%
BlackRock, Inc.	3,968	1,832,025
Invesco, Ltd.	72,902	1,226,212
T. Rowe Price Group, Inc.	11,082	1,283,296

		4,341,533

Machinery-Electrical — 0.3%
Hitachi, Ltd.	36,100	1,360,227
Regal Beloit Corp.	3,100	229,555

		1,589,782

Machinery-Farming — 0.5%
AGCO Corp.	23,434	1,797,153
Deere & Co.	4,313	751,066

		2,548,219

Medical Instruments — 1.0%
Medtronic PLC	45,147	4,916,508

Medical Products — 0.9%
Abbott Laboratories	39,677	3,317,394
Zimmer Biomet Holdings, Inc.	6,895	953,096

		4,270,490

Medical-Drugs — 4.2%
Bayer AG	16,402	1,272,837
Bristol-Myers Squibb Co.	26,706	1,532,123
Eli Lilly & Co.	21,999	2,506,786
Johnson & Johnson	45,480	6,005,179
Merck & Co., Inc.	13,831	1,198,595
Novartis AG	2,649	231,173
Pfizer, Inc.	152,772	5,861,862

Roche Holding AG	8,065	2,426,449

		21,035,004

Medical-Generic Drugs — 0.0%
Mylan NV†	12,614	241,558

Medical-Hospitals — 0.6%
HCA Healthcare, Inc.	20,951	2,797,797

Medical-Wholesale Drug Distribution — 0.5%
McKesson Corp.	18,498	2,460,234

Metal-Diversified — 0.2%
Rio Tinto PLC	21,014	1,092,630

Motorcycle/Motor Scooter — 0.0%
Harley-Davidson, Inc.	3,116	121,244

Networking Products — 0.6%
Cisco Systems, Inc.	61,235	2,909,275

Oil Companies-Exploration & Production — 0.6%
EOG Resources, Inc.	17,382	1,204,746
Hess Corp.	11,330	744,948
Noble Energy, Inc.	22,661	436,451
Pioneer Natural Resources Co.	6,387	785,729

		3,171,874

Oil Companies-Integrated — 1.4%
BP PLC	206,009	1,305,716
Chevron Corp.	15,768	1,831,296
Eni SpA	74,826	1,132,463
Exxon Mobil Corp.	24,983	1,688,101
Suncor Energy, Inc.	27,669	822,654

		6,780,230

Oil Refining & Marketing — 0.3%
Phillips 66	5,187	605,945
Valero Energy Corp.	7,999	775,743

		1,381,688

Oil-Field Services — 0.1%
Schlumberger, Ltd.	15,969	522,027

Pharmacy Services — 0.7%
Cigna Corp.	19,833	3,539,397

Pipelines — 0.8%
Enbridge, Inc.	11,994	436,701
Enterprise Products Partners LP	64,401	1,676,358
EQT Midstream Partners LP	15,367	459,166
Equitrans Midstream Corp.	41,052	571,444
MPLX LP	13,149	346,739
Plains GP Holdings LP, Class A	29,526	548,003

		4,038,411

Power Converter/Supply Equipment — 0.1%
Schneider Electric SE	3,159	293,344

Private Equity — 0.3%
Blackstone Group, Inc., Class A	25,838	1,373,548

Real Estate Investment Trusts — 1.3%
Brixmor Property Group, Inc.	20,167	444,077
EPR Properties	15,312	1,191,120
Medical Properties Trust, Inc.	50,623	1,049,415
Public Storage	3,777	841,742
Simon Property Group, Inc.	4,381	660,129
STORE Capital Corp.	52,213	2,114,627

		6,301,110

Retail-Consumer Electronics — 0.1%
Best Buy Co., Inc.	4,855	348,735

Retail-Discount — 0.8%
Dollar Tree, Inc.†	8,275	913,560
Target Corp.	26,568	2,840,385

		3,753,945

Retail-Gardening Products — 0.1%
Tractor Supply Co.	5,315	505,031

Retail-Restaurants — 0.5%
Chipotle Mexican Grill, Inc.†	834	648,985
Starbucks Corp.	24,789	2,096,158

		2,745,143

Semiconductor Components-Integrated Circuits — 0.8%
Analog Devices, Inc.	7,116	758,779
Maxim Integrated Products, Inc.	13,604	798,011
NXP Semiconductors NV	3,983	452,787
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	42,973	2,218,696

		4,228,273

Semiconductor Equipment — 0.2%
Applied Materials, Inc.	18,447	1,000,934

Soap & Cleaning Preparation — 0.2%
Reckitt Benckiser Group PLC	11,122	859,227

Telephone-Integrated — 0.3%
Verizon Communications, Inc.	24,647	1,490,404

Textile-Apparel — 0.2%
LVMH Moet Hennessy Louis Vuitton SE	1,999	852,778

Tobacco — 1.1%
Altria Group, Inc.	10,310	461,785
British American Tobacco PLC	19,844	694,547
Japan Tobacco, Inc.	36,900	839,211
Philip Morris International, Inc.	41,687	3,394,989

		5,390,532

Tools-Hand Held — 0.4%
Stanley Black & Decker, Inc.	14,300	2,164,019

Transport-Rail — 1.2%
Canadian National Railway Co.	6,763	604,409
Union Pacific Corp.	32,053	5,303,490

		5,907,899

Transport-Services — 0.1%
United Parcel Service, Inc., Class B	5,790	666,834

Veterinary Diagnostics — 0.2%
Elanco Animal Health, Inc.†	32,092	867,126

Web Portals/ISP — 0.3%
Alphabet, Inc., Class A†	1,190	1,497,972

Total Common Stocks (cost 221,505,174)		302,783,345

CONVERTIBLE PREFERRED SECURITIES — 0.4%
Diagnostic Equipment — 0.1%
Danaher Corp. 4.75%	263	292,014

Electric-Distribution — 0.3%
CenterPoint Energy, Inc. 7.00%	32,905	1,678,155

Total Convertible Preferred Securities (cost 1,946,026)		1,970,169

PREFERRED SECURITIES/CAPITAL SECURITIES — 0.1%
Banks-Money Center — 0.1%
BBVA Bancomer SA 6.75% due 09/30/2022* (cost 542,898)	$510,000	559,623

ASSET BACKED SECURITIES — 3.9%
Diversified Financial Services — 3.9%
ALM V, Ltd. FRS Series 2012-5A, Class A2R3 2.60% (3 ML+1.25%) due 10/18/2027*(1)	514,000	509,498
ALM VII, Ltd. FRS Series 2013-7R2A, Class A1B2 3.39% (3 ML+1.40%) due 10/15/2027*(1)	890,000	882,003
American Tower Trust I Series 13, Class 2A 3.07% due 03/15/2048*	630,000	637,867
AREIT Trust FRS Series 2018-CRE2, Class A 2.87% (1 ML+0.98%) due 11/14/2035*(2)	629,147	628,929
AREIT Trust FRS Series 2019-CRE3, Class AS 3.19% (1 ML+1.30%) due 09/14/2036*(2)	687,500	687,827
Avis Budget Rental Car Funding AESOP LLC Series 2019-1A, Class A 3.45% due 03/20/2023*	770,000	790,648
Bancorp Commercial Mtg. Trust FRS Series 2018-CRE4, Class A 2.82% (1 ML+0.90%) due 09/15/2035*(2)	647,526	647,332
Bancorp Commercial Mtg. Trust FRS Series 2019-CRE6, Class AS 3.35% (1 ML+1.30%) due 09/15/2036*(2)	706,171	706,612
BANK Series 2019-BN17, Class A4 3.71% due 04/15/2052(2)	557,000	613,757
Bayview Financial Revolving Mtg. Loan Trust FRS Series 2005-E, Class M1 3.40% (1 ML+1.60%) due 12/28/2040*	217,717	221,647
BDS, Ltd. FRS Series 2019-FL4, Class A 3.01% (1 ML+1.10%) due 08/15/2036*	494,000	493,699
BDS, Ltd. FRS Series 2018-FL2, Class B 3.28% (1 ML+1.14%) due 08/15/2035*(2)	843,000	840,049
Chesapeake Funding II LLC Series 2018-1A, Class A1 3.04% due 04/15/2030*	228,639	231,538
COMM Mtg. Trust Series 2015-LC21, Class A4 3.71% due 07/10/2048(2)	821,121	882,109
CSAIL Commercial Mtg. Trust Series 2015-C2, Class A4 3.50% due 06/15/2057(2)	467,518	495,035
Cutwater, Ltd. FRS Series 2015-1A, Class AR 3.22% (3 ML+1.22%) due 01/15/2029*(1)	890,000	889,545
Dryden 55 CLO, Ltd. FRS Series 2018-55A, Class A1 3.02% (3 ML+1.02%) due 04/15/2031*(1)	882,000	875,262
Dryden Senior Loan Fund FRS Series 2013-26A, Class AR 2.90% (3 ML+0.90%) due 04/15/2029*(1)	412,000	411,170
Figueroa CLO, Ltd. FRS Series 2014-1A, Class BR 3.50% (3 ML+1.50%) due 01/15/2027*(1)	270,000	268,571
FORT CRE LLC FRS Series 2018-1A, Class A1 3.48% (1 ML+1.35%) due 11/16/2035*	325,000	324,999
GMAC Mtg. Corp. Loan Trust VRS Series 2006-HE3, Class A3 3.66% due 10/25/2036(3)	60,349	63,794
GS Mtg. Securities Trust Series 2019-GSA1, Class A4 3.05% due 11/10/2052(2)	448,828	467,199
GS Mtg. Securities Trust Series 2015-GC30, Class A4 3.38% due 05/10/2050(2)	879,375	932,595
JPMBB Commercial Mtg. Securities Trust Series 2015-C28, Class A4 3.23% due 10/15/2048(2)	635,131	666,096
JPMBB Commercial Mtg. Securities Trust Series 2014-C26, Class A4 3.49% due 01/15/2048(2)	1,010,000	1,070,876
KREF, Ltd. FRS Series 2018-FL1, Class A 2.98% (1 ML+1.10%) due 06/15/2036*	433,500	433,771
Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C34, Class A4 3.54% due 11/15/2052(2)	324,355	350,377

Morgan Stanley Capital I Trust Series 2017-H1, Class A5 3.53% due 06/15/2050(2)	294,880	317,582
Mountain Hawk III CLO, Ltd. FRS Series 2014-3A, Class BR 3.80% (3 ML+1.80%) due 04/18/2025*(1)	905,390	904,959
Navistar Financial Dealer Note Master Owner Trust II FRS Series 2018-1, Class A 2.45% (1 ML+0.63%) due 09/25/2023*	528,000	528,491
Neuberger Berman CLO XX, Ltd. FRS Series 2015-20A, Class AR 2.80% (3 ML+0.80%) due 01/15/2028*(1)	385,000	384,580
Residential Funding Mtg. Securities II, Inc. VRS Series 2005-HS2, Class AI3 5.32% due 12/25/2035(3)	96,779	97,437
UBS Commercial Mtg. Trust Series 2019-C17, Class A4 2.92% due 10/15/2052(2)	502,983	516,858
Wells Fargo Commercial Mtg. Trust Series 2015-C28, Class A4 3.54% due 05/15/2048(2)	893,749	951,746

Total Asset Backed Securities (cost 19,472,598)		19,724,458

U.S. CORPORATE BONDS & NOTES — 9.2%
Aerospace/Defense-Equipment — 0.2%
L3Harris Technologies, Inc. Senior Notes 3.85% due 06/15/2023*	537,000	567,095
United Technologies Corp. Senior Notes 4.13% due 11/16/2028	350,000	397,156

		964,251

Apparel Manufacturers — 0.1%
Coach, Inc. Senior Notes 4.13% due 07/15/2027	292,000	297,452

Applications Software — 0.1%
Microsoft Corp. Senior Notes 4.25% due 02/06/2047	458,000	568,774

Auto-Cars/Light Trucks — 0.1%
General Motors Co. Senior Notes 6.75% due 04/01/2046	234,000	270,065
General Motors Financial Co., Inc. Company Guar. Notes 4.35% due 04/09/2025	220,000	231,077

		501,142

Auto/Truck Parts & Equipment-Original — 0.2%
Lear Corp. Senior Notes 3.80% due 09/15/2027	500,000	506,389
Lear Corp. Senior Notes 4.25% due 05/15/2029	300,000	309,346

		815,735

Banks-Commercial — 0.1%
PNC Bank NA Sub. Notes 2.70% due 10/22/2029	250,000	250,901

Banks-Super Regional — 0.1%
Wells Fargo & Co. Senior Notes 3.75% due 01/24/2024	342,000	361,894

Beverages-Wine/Spirits — 0.1%
Constellation Brands, Inc. Company Guar. Notes 3.50% due 05/09/2027	665,000	699,869

Brewery — 0.1%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 8.00% due 11/15/2039	464,000	730,196

Broadcast Services/Program — 0.1%
Fox Corp. Senior Notes 4.03% due 01/25/2024*	526,000	562,125

Building Products-Cement — 0.1%
CRH America Finance, Inc. Company Guar. Notes 4.50% due 04/04/2048*	223,000	242,777
Martin Marietta Materials, Inc. Senior Notes 3.50% due 12/15/2027	182,000	190,285

		433,062

Building Products-Wood — 0.1%
Masco Corp. Senior Notes 4.38% due 04/01/2026	381,000	413,507

Cable/Satellite TV — 0.3%
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.91% due 07/23/2025	449,000	494,699
Time Warner Entertainment Co. LP Senior Sec. Notes 8.38% due 07/15/2033	700,000	971,411

		1,466,110

Casino Hotels — 0.0%
Las Vegas Sands Corp. Senior Notes 3.90% due 08/08/2029	209,000	215,026

Coatings/Paint — 0.1%
Sherwin-Williams Co. Senior Notes 4.50% due 06/01/2047	250,000	280,422

Computers — 0.3%
Apple, Inc. Senior Notes 2.85% due 02/23/2023	740,000	763,007
Apple, Inc. Senior Notes 3.35% due 02/09/2027	250,000	268,281
Apple, Inc. Senior Notes 3.85% due 05/04/2043	228,000	255,928
Dell International LLC/EMC Corp. Senior Sec. Notes 4.90% due 10/01/2026*	369,000	400,361

		1,687,577

Consulting Services — 0.1%
Verisk Analytics, Inc. Senior Notes 4.13% due 03/15/2029	492,000	543,490

Data Processing/Management — 0.2%
Fidelity National Information Services, Inc. Senior Notes 4.50% due 08/15/2046	131,000	149,248
Fidelity National Information Services, Inc. Senior Notes 4.75% due 05/15/2048	312,000	373,542
Fiserv, Inc. Senior Notes 4.40% due 07/01/2049	331,000	370,699

		893,489

Diagnostic Equipment — 0.2%
Thermo Fisher Scientific, Inc. Senior Notes 2.95% due 09/19/2026	527,000	547,789
Thermo Fisher Scientific, Inc. Senior Notes 3.20% due 08/15/2027	553,000	581,061

		1,128,850

Diversified Banking Institutions — 1.5%
Bank of America Corp. Senior Notes 3.00% due 12/20/2023	334,000	341,658
Bank of America Corp. Senior Notes 3.37% due 01/23/2026	363,000	379,720
Bank of America Corp. Senior Notes 3.50% due 04/19/2026	357,000	379,604
Bank of America Corp. Senior Notes 4.10% due 07/24/2023	800,000	854,034
Bank of America Corp. Senior Notes 4.13% due 01/22/2024	898,000	965,461
Goldman Sachs Group, Inc. Senior Notes 3.85% due 01/26/2027	325,000	345,835
JPMorgan Chase & Co. Senior Notes 3.20% due 01/25/2023	1,084,000	1,122,247
JPMorgan Chase & Co. Senior Notes 3.78% due 02/01/2028	1,137,000	1,222,963
JPMorgan Chase & Co. Senior Notes 3.90% due 01/23/2049	246,000	273,003
Morgan Stanley Senior Notes 3.13% due 01/23/2023	74,000	76,141
Morgan Stanley Senior Notes 3.63% due 01/20/2027	1,047,000	1,116,497
Morgan Stanley Senior Notes 3.88% due 04/29/2024	338,000	360,290
Morgan Stanley Senior Notes 4.00% due 07/23/2025	248,000	268,957

		7,706,410

E-Commerce/Services — 0.3%
Expedia Group, Inc. Company Guar. Notes 3.25% due 02/15/2030*	439,000	439,299
Priceline Group, Inc. Senior Notes 2.75% due 03/15/2023	855,000	876,175

		1,315,474

Electric-Integrated — 0.5%
Duke Energy Corp. Senior Notes 2.65% due 09/01/2026	82,000	82,787
Evergy, Inc. Senior Notes 2.90% due 09/15/2029	374,000	376,069
Exelon Corp. Senior Notes 3.40% due 04/15/2026	707,000	743,730
Jersey Central Power & Light Co. Senior Notes 4.30% due 01/15/2026*	300,000	328,342

Midamerican Energy Holdings Co. Senior Notes 3.75% due 11/15/2023	410,000	435,983
PPL Capital Funding, Inc. Company Guar. Notes 3.40% due 06/01/2023	530,000	547,048
PPL Capital Funding, Inc. Company Guar. Notes 5.00% due 03/15/2044	180,000	212,031

		2,725,990

Electric-Transmission — 0.1%
Oncor Electric Delivery Co. LLC Senior Sec. Notes 5.75% due 03/15/2029	495,000	628,583

Electronic Components-Semiconductors — 0.2%
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.50% due 01/15/2028	618,000	604,348
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.88% due 01/15/2027	220,000	222,155
Broadcom, Inc. Company Guar. Notes 4.25% due 04/15/2026*	315,000	328,844

		1,155,347

Finance-Credit Card — 0.2%
Capital One Financial Corp. Senior Notes 3.75% due 03/09/2027	515,000	547,053
Visa, Inc. Senior Notes 3.15% due 12/14/2025	617,000	659,586

		1,206,639

Finance-Investment Banker/Broker — 0.2%
Charles Schwab Corp. Senior Notes 3.20% due 01/25/2028	275,000	289,225
E*TRADE Financial Corp. Senior Notes 2.95% due 08/24/2022	155,000	157,906
E*TRADE Financial Corp. Senior Notes 3.80% due 08/24/2027	214,000	223,215
E*TRADE Financial Corp. Senior Notes 4.50% due 06/20/2028	220,000	239,835

		910,181

Finance-Other Services — 0.2%
Intercontinental Exchange, Inc. Company Guar. Notes 2.35% due 09/15/2022	304,000	306,897
Intercontinental Exchange, Inc. Company Guar. Notes 4.00% due 10/15/2023	519,000	553,005

		859,902

Gas-Distribution — 0.1%
NiSource, Inc. Senior Notes 2.95% due 09/01/2029	336,000	339,220
NiSource, Inc. Senior Notes 5.65% due 02/01/2045	110,000	142,459

		481,679

Hotels/Motels — 0.1%
Marriott International, Inc. Senior Notes 4.00% due 04/15/2028	427,000	460,671

Insurance Brokers — 0.1%
Aon Corp. Company Guar. Notes 3.75% due 05/02/2029	342,000	369,488
Marsh & McLennan Cos., Inc. Senior Notes 4.75% due 03/15/2039	188,000	228,148

		597,636

Insurance-Multi-line — 0.0%
Hartford Financial Services Group, Inc. Senior Notes 3.60% due 08/19/2049	214,000	218,543

Insurance-Mutual — 0.1%
Liberty Mutual Group, Inc. Company Guar. Notes 3.95% due 10/15/2050*	297,000	306,843

Insurance-Property/Casualty — 0.1%
Berkshire Hathaway, Inc. Senior Notes 3.13% due 03/15/2026	245,000	260,547

Investment Management/Advisor Services — 0.1%
Raymond James Financial, Inc. Senior Notes 4.95% due 07/15/2046	487,000	590,029

Machinery-Farming — 0.1%
CNH Industrial Capital LLC Company Guar. Notes 4.20% due 01/15/2024	422,000	450,268

Machinery-General Industrial — 0.2%
Roper Technologies, Inc. Senior Notes 2.95% due 09/15/2029	110,000	111,458
Roper Technologies, Inc. Senior Notes 4.20% due 09/15/2028	174,000	192,694

Wabtec Corp. Company Guar. Notes 4.95% due 09/15/2028	405,000	447,003

		751,155

Medical Instruments — 0.1%
Alcon Finance Corp. Company Guar. Notes 3.80% due 09/23/2049*	200,000	208,060
Boston Scientific Corp. Senior Notes 3.75% due 03/01/2026	139,000	149,977

		358,037

Medical Labs & Testing Services — 0.1%
Laboratory Corp. of America Holdings Senior Notes 3.20% due 02/01/2022	133,000	135,938
Laboratory Corp. of America Holdings Senior Notes 4.70% due 02/01/2045	431,000	480,950

		616,888

Medical Products — 0.4%
Abbott Laboratories Senior Notes 4.90% due 11/30/2046	468,000	598,078
Becton Dickinson and Co. Senior Notes 3.13% due 11/08/2021	212,000	216,324
Becton Dickinson and Co. Senior Notes 4.67% due 06/06/2047	448,000	538,836
Zimmer Biomet Holdings, Inc. FRS Senior Notes 2.91% (3 ML+0.75%) due 03/19/2021	193,000	193,016
Zimmer Biomet Holdings, Inc. Senior Notes 3.55% due 04/01/2025	603,000	637,780

		2,184,034

Medical-HMO — 0.0%
UnitedHealth Group, Inc. Senior Notes 3.50% due 08/15/2039	166,000	173,513

Medical-Hospitals — 0.1%
HCA, Inc. Senior Sec. Notes 5.13% due 06/15/2039	153,000	168,036
Northwell Healthcare, Inc. Sec. Notes 3.98% due 11/01/2046	35,000	37,516
Northwell Healthcare, Inc. Sec. Notes 4.26% due 11/01/2047	279,000	308,731

		514,283

Metal-Diversified — 0.1%
Glencore Funding LLC Company Guar. Notes 4.13% due 05/30/2023*	292,000	305,728

Non-Hazardous Waste Disposal — 0.1%
Republic Services, Inc. Senior Notes 3.95% due 05/15/2028	277,000	308,004

Oil Refining & Marketing — 0.3%
Marathon Petroleum Corp. Senior Notes 3.63% due 09/15/2024	529,000	557,146
Marathon Petroleum Corp. Senior Notes 4.75% due 09/15/2044	357,000	391,728
Valero Energy Corp. Senior Notes 4.90% due 03/15/2045	563,000	637,013

		1,585,887

Pipelines — 0.4%
Enterprise Products Operating LLC Company Guar. Notes 4.20% due 01/31/2050	176,000	186,122
Kinder Morgan Energy Partners LP Company Guar. Notes 4.15% due 02/01/2024	520,000	553,725
MPLX LP Senior Notes 4.50% due 04/15/2038	183,000	186,995
ONEOK, Inc. Company Guar. Notes 4.95% due 07/13/2047	542,000	586,878
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 3.55% due 12/15/2029	177,000	169,229
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.00% due 03/15/2027	464,000	509,659

		2,192,608

Real Estate Investment Trusts — 0.3%
American Tower Corp. Senior Notes 3.00% due 06/15/2023	253,000	259,874
American Tower Corp. Senior Notes 3.60% due 01/15/2028	253,000	266,085
Crown Castle International Corp. Senior Notes 3.65% due 09/01/2027	633,000	672,472
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 5.30% due 01/15/2029	360,000	398,012

		1,596,443

Rental Auto/Equipment — 0.1%
ERAC USA Finance LLC Company Guar. Notes 7.00% due 10/15/2037*	479,000	679,053

Retail-Building Products — 0.1%
Home Depot, Inc. Senior Notes 3.90% due 06/15/2047	296,000	341,407

Retail-Consumer Electronics — 0.1%
Best Buy Co., Inc. Senior Notes 4.45% due 10/01/2028	502,000	548,404

Retail-Discount — 0.1%
Dollar Tree, Inc. Senior Notes 4.00% due 05/15/2025	213,000	229,035
Dollar Tree, Inc. Senior Notes 4.20% due 05/15/2028	102,000	110,796

		339,831

Telephone-Integrated — 0.2%
AT&T, Inc. Senior Notes 3.00% due 06/30/2022	523,000	534,241
AT&T, Inc. Senior Notes 5.45% due 03/01/2047	344,000	415,663

		949,904

Total U.S. Corporate Bonds & Notes (cost $41,741,046)		46,133,793

FOREIGN CORPORATE BONDS & NOTES — 1.4%
Banks-Commercial — 0.1%
Banco de Credito del Peru Senior Notes 5.38% due 09/16/2020	522,000	535,050

Beverages-Wine/Spirits — 0.1%
Diageo Capital PLC Company Guar. Notes 2.38% due 10/24/2029	255,000	254,094

Commercial Services-Finance — 0.2%
Experian Finance PLC Company Guar. Notes 4.25% due 02/01/2029*	336,000	378,010
IHS Markit, Ltd. Senior Notes 3.63% due 05/01/2024	77,000	80,503
IHS Markit, Ltd. Company Guar. Notes 4.00% due 03/01/2026*	439,000	462,802
IHS Markit, Ltd. Senior Notes 4.25% due 05/01/2029	115,000	123,879

		1,045,194

Electric-Integrated — 0.2%
Enel Finance International NV Company Guar. Notes 2.65% due 09/10/2024*	430,000	431,970
Enel Finance International NV Company Guar. Notes 4.88% due 06/14/2029*	437,000	500,162

		932,132

Finance-Leasing Companies — 0.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 3.65% due 07/21/2027	350,000	360,666
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 4.88% due 01/16/2024	150,000	163,242
Avolon Holdings Funding, Ltd. Company Guar. Notes 4.38% due 05/01/2026*	154,000	162,923

		686,831

Investment Companies — 0.2%
Temasek Financial I, Ltd. Company Guar. Notes 2.38% due 01/23/2023*	1,110,000	1,128,462

Oil Companies-Integrated — 0.1%
Eni SpA Senior Notes 4.75% due 09/12/2028*	418,000	475,592

Paper & Related Products — 0.1%
Suzano Austria GmbH Company Guar. Notes 6.00% due 01/15/2029	329,000	363,545

Pipelines — 0.1%
APT Pipelines, Ltd. Company Guar. Notes 4.20% due 03/23/2025*	774,000	824,250
APT Pipelines, Ltd. Company Guar. Notes 4.25% due 07/15/2027*	58,000	62,424

		886,674

Soap & Cleaning Preparation — 0.2%
Reckitt Benckiser Treasury Services PLC Company Guar. Notes 2.75% due 06/26/2024*	219,000	223,461
Reckitt Benckiser Treasury Services PLC Company Guar. Notes 3.63% due 09/21/2023*	650,000	680,342

		903,803

Total Foreign Corporate Bonds & Notes (cost $6,752,093)		7,211,377

U.S. GOVERNMENT AGENCIES — 12.9%
Federal Home Loan Mtg. Corp. — 4.1%
3.00% due 10/01/2034	235,853	241,645
3.00% due 11/01/2034	229,273	234,903
3.00% due 01/01/2038	458,296	471,491
3.00% due 03/01/2043	308,037	317,941
3.00% due 04/01/2043	659,837	681,722
3.00% due 05/01/2043	583,159	603,108
3.00% due 05/01/2046	281,413	289,935
3.00% due 10/01/2046	546,134	562,673
3.00% due 11/01/2046	721,555	743,406
3.00% due 12/01/2046	90,017	92,419
3.00% due 03/01/2048	392,554	400,865
3.50% due 11/01/2037	303,620	315,220
3.50% due 05/01/2038	103,835	107,835
3.50% due 02/01/2042	260,224	273,595
3.50% due 04/01/2042	188,926	200,616
3.50% due 12/01/2042	448,454	473,161
3.50% due 04/01/2043	117,123	122,760
3.50% due 07/01/2043	23,648	24,827
3.50% due 08/01/2043	273,094	286,225
3.50% due 12/01/2045	342,557	357,543
3.50% due 11/01/2046	232,829	242,477
3.50% due 12/01/2046	977,465	1,016,753
3.50% due 01/01/2047	788,712	822,065
4.00% due 08/01/2037	58,692	61,669
4.00% due 11/01/2040	329,759	353,017
4.00% due 01/01/2041	686,736	735,203
4.00% due 04/01/2044	221,818	234,660
4.00% due 08/01/2047	575,887	604,698
4.50% due 02/01/2020	192	197
4.50% due 08/01/2024	67,363	70,153
4.50% due 04/01/2035	17,769	19,264
4.50% due 07/01/2039	137,107	148,703
4.50% due 09/01/2039	60,244	65,317
4.50% due 10/01/2039	34,871	37,818
4.50% due 12/01/2039	53,494	58,024
4.50% due 05/01/2042	95,666	103,729
5.00% due 09/01/2033	72,499	80,110
5.00% due 03/01/2034	30,722	33,881
5.00% due 04/01/2034	13,108	14,485
5.00% due 08/01/2035	18,531	20,462
5.00% due 10/01/2035	42,558	47,013
5.00% due 11/01/2035	116,278	127,823
5.00% due 12/01/2036	22,602	24,961
5.00% due 07/01/2039	169,672	187,574
5.50% due 12/01/2033	58,271	65,621
5.50% due 01/01/2034	74,762	84,206
5.50% due 04/01/2034	9,012	9,708
5.50% due 11/01/2034	6,255	6,793
5.50% due 05/01/2035	12,884	14,010
5.50% due 09/01/2035	16,790	18,324
5.50% due 10/01/2035	12,408	13,515
6.00% due 11/01/2019	46	46
6.00% due 05/01/2021	1,096	1,102
6.00% due 10/01/2021	11,962	12,164
6.00% due 04/01/2034	44,043	49,397
6.00% due 07/01/2034	36,066	41,250
6.00% due 08/01/2034	88,742	101,998
6.00% due 09/01/2034	4,783	5,299
6.00% due 07/01/2035	23,087	26,580
6.00% due 08/01/2035	20,563	23,672
6.00% due 11/01/2035	27,549	31,620
6.00% due 03/01/2036	9,901	10,958
6.00% due 07/01/2036	13,765	15,343
6.00% due 10/01/2036	19,462	21,736
6.00% due 01/01/2037	26,189	30,102
6.00% due 03/01/2037	7,820	8,658
6.00% due 05/01/2037	49,696	56,914
6.00% due 06/01/2037	19,685	22,578
6.50% due 05/01/2034	6,611	7,368
6.50% due 06/01/2034	30,463	34,240
6.50% due 08/01/2034	36,775	40,983
6.50% due 10/01/2034	21,192	24,350
6.50% due 11/01/2034	1,299	1,448
6.50% due 05/01/2037	23,944	26,684
6.50% due 07/01/2037	20,444	23,510
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs.
Series K712, Class A2 1.87% due 11/25/2019(2)	28,166	28,126
Series K026, Class A2 2.51% due 11/25/2022(2)	308,000	313,149
Series K042, Class A2 2.67% due 12/25/2024(2)	320,000	330,522
Series K055, Class A2 2.67% due 03/25/2026(2)	232,000	240,785
Series K718, Class A2 2.79% due 01/25/2022(2)	299,000	303,738
Series K028, Class A2 3.11% due 02/25/2023(2)	439,000	454,594
Series K066, Class A2 3.12% due 06/25/2027(2)	220,000	235,093
Series K052, Class A2 3.15% due 11/25/2025(2)	198,000	210,183
Series K041, Class A2 3.17% due 10/25/2024(2)	267,000	281,626
Series K068, Class A2 3.24% due 08/25/2027(2)	155,000	167,048
Series K071, Class A2 3.29% due 11/25/2027(2)	494,000	533,420
Series K029, Class A2 3.32% due 02/25/2023(2)	143,000	149,016
Series K062, Class A2 3.41% due 12/25/2026(2)	154,000	167,637
Series K076, Class A2 3.90% due 04/25/2028(2)	330,000	371,223

Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS
Series K071, Class XAM 0.20% due 11/25/2027(2)(3)(5)	3,192,000	54,592
Series K070, Class XAM 0.24% due 12/25/2027(2)(3)(5)	1,984,000	41,489
Series K721, Class XAM 0.27% due 11/25/2024(2)(3)(5)	3,013,000	43,630
Series K069, Class XAM 0.28% due 09/25/2027(2)(3)(5)	2,042,000	46,904
Series K071, Class X1 0.29% due 11/25/2027(2)(5)	2,279,537	48,595
Series K072, Class XAM 0.29% due 12/25/2027(2)(3)(5)	2,208,000	52,793
Series K154, Class X1 0.31% due 11/25/2032(2)(3)(5)	1,733,239	54,074
Series K728, Class XAM 0.31% due 08/25/2024(2)(3)(5)	2,996,000	49,791
Series K070, Class X1 0.33% due 11/25/2027(2)(3)(5)	2,060,314	50,624
Series K068, Class XAM 0.33% due 08/25/2027(2)(3)(5)	1,898,000	50,047
Series K729, Class X1 0.36% due 10/25/2024(2)(3)(5)	4,013,726	62,275
Series K069, Class X1 0.37% due 09/25/2027(2)(3)(5)	1,679,760	44,868
Series K072, Class X1 0.37% due 12/25/2027(2)(3)(5)	3,530,142	96,620
Series K728, Class X1 0.41% due 08/25/2024(2)(3)(5)	5,540,376	95,595
Series K068, Class X1 0.44% due 08/25/2027(2)(3)(5)	1,327,966	40,312
Series K727, Class XAM 0.50% due 07/25/2024(2)(3)(5)	2,786,000	66,655
Series K067, Class X1 0.58% due 07/25/2027(2)(3)(5)	2,367,706	95,041
Series K727, Class X1 0.61% due 07/25/2024(2)(3)(5)	1,006,505	25,100
Series K066, Class XAM 0.64% due 06/25/2027(2)(3)(5)	2,696,000	126,871
Series K066, Class X1 0.75% due 06/25/2027(2)(3)(5)	911,216	45,421
Series K726, Class X1 0.88% due 04/25/2024(2)(3)(5)	1,217,490	38,436
Series K097, Class X1 1.09% due 07/25/2029(2)(3)(5)	164,535	14,983
Series K098, Class X1 1.27% due 08/25/2029(2)(3)(5)	1,040,000	98,943
Series K033, Class A2 3.06% due 07/25/2023(2)(3)	135,000	140,111
Series K728, Class A2 3.06% due 08/25/2024(2)(3)	156,000	162,473
Series K069, Class A2 3.19% due 09/25/2027(2)(3)	148,000	158,924
Series K030, Class A2 3.25% due 04/25/2023(2)(3)	507,000	527,512
Series K063, Class A2 3.43% due 01/25/2027(2)(3)	151,200	164,213
Series K035, Class A2 3.46% due 08/25/2023(2)(3)	523,000	550,273
Series K075, Class A2 3.65% due 02/25/2028(2)(3)	177,000	195,865
Series K080, Class A2 3.93% due 07/25/2028(2)(3)	169,000	191,084
Federal Home Loan Mtg. Corp. Multifamily Structured Pass-Through Certs. Series K049, Class A2 3.01% due 07/25/2025(2)	83,000	87,329
Federal Home Loan Mtg. Corp. REMIC
Series 4474, Class HJ 3.00% due 07/15/2039(4)	51,974	53,856
Series 3934, Class PG 3.00% due 07/15/2041(4)	104,177	107,357
Series 4058, Class ME 3.50% due 06/15/2042(4)	39,000	42,456
Series 3629, Class CZ 5.00% due 01/15/2040(4)	69,218	78,142
Federal Home Loan Mtg. Corp. SCRT
Series 2019-02, Class MV 3.50% due 08/25/2058(4)	49,119	52,406
Series 2019-2, Class MA 3.50% due 08/25/2058(4)	9,442	9,884
Series 2019-3, Class MA 3.50% due 10/25/2058(4)	125,744	131,672
Series 2019-3, Class MV 3.50% due 10/25/2058(4)	69,386	74,040

		20,599,539

Federal National Mtg. Assoc. — 4.6%
2.28% due 11/01/2026	94,775	95,997
2.41% due 05/01/2023	96,777	98,357
2.50% due 11/01/2031	26,986	27,338
2.55% due 05/01/2023	88,563	90,413
2.59% due 05/01/2023	90,974	92,998
2.70% due 07/01/2025	75,000	77,810
3.00% due 11/01/2028	83,523	86,008
3.00% due 12/01/2031	632,962	651,712
3.00% due 09/01/2032	509,924	523,428
3.00% due 03/01/2033	103,037	105,795
3.00% due 08/01/2033	39,266	40,228
3.00% due 11/01/2033	38,985	39,901
3.00% due 07/01/2037	133,485	137,231
3.00% due 11/01/2037	262,944	270,371
3.00% due 09/01/2046	109,814	113,072
3.00% due 10/01/2046	436,291	449,238
3.00% due 11/01/2046	562,843	579,546
3.50% due 04/01/2038	251,788	261,374
3.50% due 11/01/2041	25,470	26,762
3.50% due 01/01/2042	342,118	360,236
3.50% due 01/01/2043	123,127	129,217
3.50% due 04/01/2043	424,849	445,884
3.50% due 05/01/2043	522,875	548,717
3.50% due 07/01/2043	626,386	656,917
3.50% due 08/01/2043	200,103	210,010
3.50% due 09/01/2043	816,854	856,379
3.50% due 02/01/2045	606,268	642,586
3.50% due 09/01/2045	690,615	719,952
3.50% due 10/01/2045	472,955	498,293

3.50% due 01/01/2046	149,876	158,189
3.50% due 05/01/2046	218,705	228,969
3.50% due 07/01/2046	625,282	657,424
3.50% due 10/01/2046	177,996	185,585
3.50% due 12/01/2046	516,583	537,010
3.50% due 01/01/2047	79,927	83,018
4.00% due 09/01/2040	598,086	639,910
4.00% due 11/01/2040	137,572	147,191
4.00% due 12/01/2040	189,922	203,128
4.00% due 12/01/2040	132,999	142,317
4.00% due 02/01/2041	369,066	394,888
4.00% due 06/01/2041	361,560	386,804
4.00% due 11/01/2041	123,492	132,134
4.00% due 01/01/2042	844,065	901,759
4.00% due 04/01/2042	116,550	124,518
4.00% due 10/01/2042	100,153	107,040
4.00% due 12/01/2042	107,419	114,736
4.00% due 01/01/2043	122,511	131,056
4.00% due 04/01/2043	27,961	29,900
4.00% due 05/01/2043	206,612	220,593
4.00% due 06/01/2043	160,419	171,451
4.00% due 07/01/2043	140,950	149,777
4.00% due 04/01/2044	74,867	79,886
4.00% due 05/01/2044	265,823	283,547
4.00% due 11/01/2044	130,471	137,904
4.00% due 06/01/2047	533,952	560,327
4.00% due 11/01/2049	275,000	286,446
4.50% due 04/01/2020	868	895
4.50% due 07/01/2020	253	260
4.50% due 08/01/2033	75,784	81,348
4.50% due 03/01/2034	234,331	252,010
4.50% due 01/01/2040	74,060	80,266
4.50% due 02/01/2041	147,161	159,181
4.50% due 04/01/2041	223,670	242,476
4.50% due 01/01/2043	161,118	174,657
4.50% due 04/01/2044	949,825	1,029,506
4.50% due 06/01/2044	105,650	114,505
5.00% due 11/01/2019	52	52
5.00% due 03/01/2020	1,232	1,269
5.00% due 07/01/2020	831	856
5.00% due 08/01/2020	1,319	1,359
5.00% due 12/01/2020	2,265	2,333
5.00% due 03/01/2026	50,339	57,871
5.00% due 11/01/2033	40,685	44,921
5.00% due 03/01/2034	31,632	34,922
5.00% due 05/01/2034	12,878	14,215
5.00% due 08/01/2034	12,845	14,180
5.00% due 09/01/2034	35,828	39,558
5.00% due 06/01/2035	51,673	56,959
5.00% due 07/01/2035	119,660	132,003
5.00% due 08/01/2035	25,122	27,705
5.00% due 09/01/2035	19,137	21,133
5.00% due 10/01/2035	98,439	108,715
5.00% due 10/01/2039	30,069	32,738
5.00% due 11/01/2039	59,478	65,701
5.00% due 11/01/2040	41,054	45,158
5.00% due 01/01/2041	3,765	4,025
5.00% due 03/01/2041	27,548	30,418
5.50% due 01/01/2021	3,653	3,685
5.50% due 03/01/2021	1,949	1,967
5.50% due 05/01/2022	4,121	4,207
5.50% due 02/01/2033	32,472	36,542
5.50% due 06/01/2033	48,184	53,930
5.50% due 07/01/2033	159,150	178,320
5.50% due 11/01/2033	52,990	59,421
5.50% due 12/01/2033	7,342	7,909
5.50% due 01/01/2034	41,644	45,634
5.50% due 02/01/2034	78,339	87,257
5.50% due 03/01/2034	14,277	15,609
5.50% due 04/01/2034	20,624	22,211
5.50% due 05/01/2034	106,427	119,286
5.50% due 06/01/2034	11,214	12,534
5.50% due 07/01/2034	110,864	122,058
5.50% due 09/01/2034	123,476	134,230
5.50% due 10/01/2034	211,604	234,698
5.50% due 11/01/2034	191,341	211,255
5.50% due 12/01/2034	98,617	110,841
5.50% due 01/01/2035	181,873	204,535
5.50% due 04/01/2035	23,297	26,204
5.50% due 09/01/2035	97,563	109,758
5.50% due 06/01/2036	40,090	43,160
5.50% due 03/01/2037	16,932	18,583
6.00% due 01/01/2021	3,756	3,794
6.00% due 05/01/2021	2,098	2,128
6.00% due 07/01/2021	7,180	7,283
6.00% due 04/01/2034	55,624	63,787
6.00% due 05/01/2034	32,740	36,221
6.00% due 06/01/2034	162,541	184,730
6.00% due 07/01/2034	64,912	73,636
6.00% due 08/01/2034	33,459	37,410
6.00% due 10/01/2034	89,793	101,842
6.00% due 11/01/2034	13,677	15,288
6.00% due 12/01/2034	3,990	4,407
6.00% due 08/01/2035	10,956	12,151
6.00% due 09/01/2035	33,043	37,863
6.00% due 10/01/2035	28,681	32,451
6.00% due 11/01/2035	5,073	5,608
6.00% due 12/01/2035	76,411	86,910
6.00% due 02/01/2036	71,915	80,400
6.00% due 03/01/2036	7,384	8,318
6.00% due 04/01/2036	20,901	23,895
6.00% due 06/01/2036	4,785	5,499
6.00% due 12/01/2036	13,210	14,787
6.00% due 07/01/2037	27,023	31,014
6.50% due 06/01/2031	18,289	20,833
6.50% due 07/01/2031	658	732
6.50% due 09/01/2031	14,396	16,034
6.50% due 07/01/2032	49,627	56,357
6.50% due 08/01/2032	32,576	37,354
6.50% due 01/01/2033	27,657	31,511
6.50% due 04/01/2034	7,469	8,832
6.50% due 06/01/2034	12,055	13,482
6.50% due 08/01/2034	22,255	24,788
6.50% due 05/01/2036	19,595	22,323
6.50% due 01/01/2037	7,181	7,999
6.50% due 02/01/2037	40,751	45,437
6.50% due 05/01/2037	18,137	20,364
6.50% due 07/01/2037	23,964	27,700

Federal National Mtg. Assoc. REMIC
Series 2013-53, Class CB 2.00% due 10/25/2040(4)	44,832	44,735
Series 2015-61, Class PA 2.00% due 05/25/2044(4)	92,343	92,205
Series 2016-2, Class PB 2.00% due 02/25/2046(4)	102,606	101,919
Series 2016-19, Class AD 2.00% due 04/25/2046(4)	79,429	78,846
Series 2010-43, Class AH 3.25% due 05/25/2040(4)	50,394	52,517
Series 2014-7, Class VA 3.50% due 05/25/2025(4)	133,808	137,716
Series 2010-113, Class GB 4.00% due 10/25/2040(4)	54,289	58,242
Series 2005-18, Class EC 5.00% due 03/25/2025(4)	23,787	25,010
Federal National Mtg. Assoc. REMIC VRS Series 2017-M4, Class A2 2.59% due 12/25/2026(2)(3)	316,000	326,154

		22,886,818

Government National Mtg. Assoc. — 3.3%
3.00% due 04/20/2045	199,680	206,613
3.00% due 04/20/2046	96,563	99,920
3.00% due 08/20/2046	99,154	102,548
3.00% due 09/20/2046	238,351	246,633
3.00% due 11/20/2047	1,270,271	1,309,764
3.00% due 01/20/2048	1,957,037	2,016,877
3.00% due 03/20/2048	352,093	362,817
3.00% due November 30 TBA	975,000	1,003,640
3.00% due December 30 TBA	875,000	900,294
3.50% due 12/15/2041	191,542	202,562
3.50% due 02/15/2042	56,477	59,590
3.50% due 06/20/2043	331,896	352,624
3.50% due 07/20/2043	427,396	454,093
3.50% due 11/20/2047	422,132	439,534
3.50% due 03/20/2048	1,417,066	1,471,247
3.50% due 08/20/2049	398,232	413,827
3.50% due 09/20/2049	224,529	233,370
3.50% due November 30 TBA	375,000	389,180
4.00% due 01/20/2041	401,096	427,337
4.00% due 02/20/2041	98,988	105,459
4.00% due 04/20/2041	77,282	82,375
4.00% due 02/20/2042	106,212	113,218
4.00% due 05/20/2049	845,975	881,076
4.00% due 06/20/2049	708,240	737,666
4.00% due 07/20/2049	272,773	284,420
4.00% due November 30 TBA	250,000	259,961
4.50% due 07/20/2033	6,331	6,678
4.50% due 09/20/2033	46,198	48,763
4.50% due 12/20/2034	16,047	16,937
4.50% due 11/15/2039	113,055	123,089
4.50% due 03/15/2040	127,607	140,455
4.50% due 04/15/2040	140,241	152,675
4.50% due 06/15/2040	51,858	56,492
4.50% due 01/20/2041	95,335	103,108
4.50% due 05/20/2049	848,059	889,097
4.50% due November 30 TBA	380,137	397,956
4.50% due December 30 TBA	379,862	397,460
5.00% due 07/20/2033	9,888	10,944
5.00% due 06/15/2034	49,384	54,826
5.00% due 10/15/2034	21,165	23,484
5.50% due 11/15/2032	41,328	44,367
5.50% due 05/15/2033	184,780	207,389
5.50% due 12/15/2033	55,105	61,850
5.50% due 10/15/2035	1,052	1,135
6.00% due 09/15/2032	51,716	59,115
6.00% due 04/15/2033	77,257	88,567
6.00% due 02/15/2034	90,131	101,208
6.00% due 07/15/2034	28,677	32,877
6.00% due 09/15/2034	13,750	15,202
6.00% due 01/20/2035	14,627	16,771
6.00% due 02/20/2035	18,816	21,305
6.00% due 04/20/2035	12,485	14,323
6.00% due 01/15/2038	63,424	71,239
Government National Mtg. Assoc. REMIC
Series 2013-169, Class KV 2.50% due 07/20/2032(4)	75,000	75,401
Series 2011-123, Class MA 4.00% due 07/20/2041(4)	50,000	54,680
Series 2012-12, Class KN 4.50% due 09/20/2041(4)	49,805	53,691
Government National Mtg. Assoc. REMIC VRS
Series 2017-94, Class IO 0.66% due 02/16/2059(2)(3)(5)	1,431,370	82,788

		16,580,517

Small Business Administration — 0.0%
Series 2003-20G, Class 1 4.35% due 07/01/2023	5,989	6,189
Series 2004-20D, Class 1 4.77% due 04/01/2024	20,954	21,830
Series 2005-20C, Class 1 4.95% due 03/01/2025	59,234	61,925
Series 2004-20I, Class 1 4.99% due 09/01/2024	34,165	35,699
Series 2004-20E, Class 1 5.18% due 05/01/2024	35,409	37,127
Series 2004-20F, Class 1 5.52% due 06/01/2024	43,732	46,037

		208,807

Uniform Mtg. Backed Securities — 0.9%
2.50% due November 15 TBA	399,879	404,175
2.50% due December 15 TBA	1,950,121	1,970,156
3.00% due December 15 TBA	1,100,000	1,125,996
3.50% due December 15 TBA	225,000	233,077
4.00% due November 30 TBA	575,000	596,697
5.00% due November 30 TBA	175,000	187,161

		4,517,262

Total U.S. Government Agencies (cost $63,037,228)		64,792,943

U.S. GOVERNMENT TREASURIES — 11.9%
United States Treasury Bonds — 3.9%
2.50% due 02/15/2045	4,616,000	4,910,631
2.88% due 05/15/2043	4,855,200	5,499,462
2.88% due 11/15/2046	2,075,000	2,373,362
3.00% due 02/15/2048	2,648,500	3,108,160
3.50% due 02/15/2039	1,015,000	1,259,790
4.50% due 08/15/2039	1,231,400	1,734,590
5.00% due 05/15/2037	16,000	23,420
6.25% due 08/15/2023	128,000	150,140
8.00% due 11/15/2021	318,000	358,744

		19,418,299

United States Treasury Notes — 8.0%
1.38% due 02/29/2020	497,000	496,553
1.75% due 11/30/2021	15,128,000	15,189,458
2.25% due 08/15/2027	1,850,000	1,934,623
2.38% due 05/15/2029	3,700,000	3,923,301
2.50% due 08/15/2023	10,128,000	10,488,810
3.13% due 05/15/2021	7,914,000	8,097,320

		40,130,065

Total U.S. Government Treasuries (cost $56,264,675)		59,548,364

MUNICIPAL BONDS & NOTES — 0.4%
New Jersey Economic Development Authority Revenue Bonds Series A 7.43% due 02/15/2029	550,000	700,519
New Jersey Turnpike Authority Revenue Bonds Series F 7.41% due 01/01/2040	675,000	1,080,904

Total Municipal Bonds & Notes (cost $1,404,736)		1,781,423

Total Long-Term Investment Securities (cost $412,666,474)		504,505,495

SHORT-TERM INVESTMENT SECURITIES — 0.9%
U.S. Government Agencies — 0.9%
Federal Home Loan Bank Disc. Notes 1.42 % due 11/01/2019 (cost $4,699,000)	4,699,000	4,699,000

TOTAL INVESTMENTS (cost $417,365,474)	101.5%	509,204,495
Liabilities in excess of other assets	(1.5)	(7,683,892)

NET ASSETS	100.0%	$501,520,603

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At October 31, 2019, the aggregate value of these securities was $22,557,545 representing 4.5% of net assets.

(1)	Collateralized Loan Obligation
(2)	Commercial Mortgage Backed Security
(3)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(4)	Collateralized Mortgage Obligation
(5)	Interest Only

ADR — American Depositary Receipt

CLO — Collateralized Loan Obligation

REMIC — Real Estate Mortgage Investment Conduit

SCRT — Structured Credit Risk Transfer

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current rates as of October 31, 2019 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML – 1 Month USD LIBOR

3 ML – 3 Month USD LIBOR

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2019 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$302,783,345	$—	$—	$302,783,345
Convertible Preferred Securities	1,970,169	—	—	1,970,169
Preferred Securities/Capital Securities	—	559,623	—	559,623
Asset Backed Securities	—	19,724,458	—	19,724,458
U.S. Corporate Bonds & Notes	—	46,133,793	—	46,133,793
Foreign Corporate Bonds & Notes	—	7,211,377	—	7,211,377
U.S. Government Agencies	—	64,792,943	—	64,792,943
U.S. Government Treasuries	—	59,548,364	—	59,548,364
Municipal Bonds & Notes	—	1,781,423	—	1,781,423
Short-Term Investment Securities	—	4,699,000	—	4,699,000

Total Investments at Value	$304,753,514	$204,450,981	$—	$509,204,495

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Mid Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2019 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 90.1%
Aerospace/Defense — 0.6%
Teledyne Technologies, Inc.†	5,198	$1,713,261

Airlines — 0.3%
JetBlue Airways Corp.†	42,331	816,988

Apparel Manufacturers — 0.5%
Carter’s, Inc.	6,392	640,734
Deckers Outdoor Corp.†	4,127	631,018

		1,271,752

Applications Software — 0.7%
CDK Global, Inc.	17,317	875,201
Covetrus, Inc.†	13,920	138,017
PTC, Inc.†	14,811	991,004

		2,004,222

Auto/Truck Parts & Equipment-Original — 0.4%
Adient PLC	12,440	263,603
Dana, Inc.	20,564	333,754
Delphi Technologies PLC	12,447	151,978
Visteon Corp.†	3,994	371,522

		1,120,857

Banks-Commercial — 6.1%
Associated Banc-Corp.	23,171	465,969
BancorpSouth Bank	13,378	410,303
Bank of Hawaii Corp.	5,805	506,835
Bank OZK	17,272	484,652
Cathay General Bancorp	10,834	385,365
Commerce Bancshares, Inc.	14,113	908,313
Cullen/Frost Bankers, Inc.	8,147	733,882
East West Bancorp, Inc.	20,796	892,564
First Financial Bankshares, Inc.	19,405	645,798
First Horizon National Corp.	44,647	713,013
FNB Corp.	46,418	559,801
Fulton Financial Corp.	23,757	405,294
Hancock Whitney Corp.	12,961	505,479
Home BancShares, Inc.	22,253	411,235
International Bancshares Corp.	8,256	338,166
PacWest Bancorp	16,889	624,724
Pinnacle Financial Partners, Inc.	10,335	607,905
Prosperity Bancshares, Inc.	13,550	935,221
Signature Bank	7,820	925,262
Synovus Financial Corp.	22,050	746,834
TCF Financial Corp.	21,930	868,209
Texas Capital Bancshares, Inc.†	7,187	388,529
Trustmark Corp.	9,202	315,813
UMB Financial Corp.	6,170	402,654
Umpqua Holdings Corp.	31,462	497,729
United Bankshares, Inc.	14,556	575,544
Valley National Bancorp	47,407	548,973
Webster Financial Corp.	13,168	580,709
Wintrust Financial Corp.	8,100	516,942

		16,901,717

Batteries/Battery Systems — 0.3%
Energizer Holdings, Inc.	9,156	389,039
EnerSys	6,070	405,840

		794,879

Brewery — 0.2%
Boston Beer Co., Inc., Class A†	1,312	491,292

Building & Construction Products-Misc. — 0.8%
Louisiana-Pacific Corp.	17,662	516,260
Owens Corning	15,544	952,536
Trex Co., Inc.†	8,348	733,706

		2,202,502

Building & Construction-Misc. — 0.3%
EMCOR Group, Inc.	8,021	703,522

Building Products-Air & Heating — 0.4%
Lennox International, Inc.	5,035	1,245,458

Building Products-Cement — 0.5%
Eagle Materials, Inc.	6,004	548,405
MDU Resources Group, Inc.	28,442	821,690

		1,370,095

Building-Heavy Construction — 0.3%
Arcosa, Inc.	1	39
Dycom Industries, Inc.†	4,500	205,155
Granite Construction, Inc.	6,693	157,553
MasTec, Inc.†	8,614	542,165

		904,912

Building-Mobile Home/Manufactured Housing — 0.2%
Thor Industries, Inc.	7,868	497,730

Building-Residential/Commercial — 0.5%
KB Home	12,219	436,096
Toll Brothers, Inc.	18,460	734,154
TRI Pointe Group, Inc.†	20,326	319,932

		1,490,182

Cable/Satellite TV — 0.3%
Cable One, Inc.	717	950,290

Casino Hotels — 0.5%
Boyd Gaming Corp.	11,434	311,576
Caesars Entertainment Corp.†	79,409	975,143

		1,286,719

Casino Services — 0.2%
Eldorado Resorts, Inc.†	9,334	417,883
Scientific Games Corp.†	7,719	185,179

		603,062

Chemicals-Diversified — 0.2%
Olin Corp.	23,475	430,532

Chemicals-Plastics — 0.1%
PolyOne Corp.	10,983	352,005

Chemicals-Specialty — 1.3%
Ashland Global Holdings, Inc.	8,647	669,019
Cabot Corp.	8,256	359,879
Chemours Co.	23,359	383,321
Ingevity Corp.†	5,981	503,660
Minerals Technologies, Inc.	5,010	247,745
NewMarket Corp.	1,055	512,192
Sensient Technologies Corp.	6,047	378,300
Valvoline, Inc.	26,889	573,811

		3,627,927

Coatings/Paint — 0.5%
RPM International, Inc.	18,528	1,341,983

Commercial Services — 0.5%
CoreLogic, Inc.†	11,450	463,611
Healthcare Services Group, Inc.	10,590	257,972
LiveRamp Holdings, Inc.†	9,665	377,805

WW International, Inc.†	6,635	231,362

		1,330,750

Commercial Services-Finance — 0.8%
Green Dot Corp., Class A†	6,812	196,458
Sabre Corp.	39,103	918,138
WEX, Inc.†	6,183	1,169,700

		2,284,296

Computer Services — 0.9%
CACI International, Inc., Class A†	3,555	795,431
MAXIMUS, Inc.	9,117	699,639
Perspecta, Inc.	19,711	523,130
Science Applications International Corp.	7,008	579,001

		2,597,201

Computer Software — 0.4%
j2 Global, Inc.	6,640	630,534
Teradata Corp.†	16,303	487,949

		1,118,483

Computers-Integrated Systems — 0.3%
NCR Corp.†	18,201	531,651
NetScout Systems, Inc.†	9,538	231,011

		762,662

Computers-Other — 0.2%
Lumentum Holdings, Inc.†	10,988	688,508

Consulting Services — 0.2%
FTI Consulting, Inc.†	5,364	583,979

Consumer Products-Misc. — 0.2%
Helen of Troy, Ltd.†	3,587	537,189

Containers-Metal/Glass — 0.2%
Greif, Inc., Class A	3,752	146,966
Owens-Illinois, Inc.	22,212	188,802
Silgan Holdings, Inc.	11,120	342,162

		677,930

Containers-Paper/Plastic — 0.3%
Sonoco Products Co.	14,299	825,052

Cosmetics & Toiletries — 0.1%
Edgewell Personal Care Co.†	7,739	270,865

Data Processing/Management — 0.6%
CommVault Systems, Inc.†	5,939	294,990
Fair Isaac Corp.†	4,129	1,255,381

		1,550,371

Dental Supplies & Equipment — 0.1%
Patterson Cos., Inc.	12,287	210,476

Diagnostic Equipment — 0.2%
Repligen Corp.†	6,627	526,780

Disposable Medical Products — 0.6%
STERIS PLC	12,100	1,712,997

Distribution/Wholesale — 1.0%
KAR Auction Services, Inc.	19,071	474,105
Pool Corp.	5,704	1,183,009
Resideo Technologies, Inc.†	17,543	167,185
Watsco, Inc.	4,660	821,558

		2,645,857

Diversified Manufacturing Operations — 0.8%
Carlisle Cos., Inc.	8,088	1,231,560
ITT, Inc.	12,574	747,524
Trinity Industries, Inc.	14,617	289,124

		2,268,208

E-Commerce/Products — 0.3%
Etsy, Inc.†	17,212	765,762

E-Commerce/Services — 0.2%
GrubHub, Inc.†	13,053	444,585

Electric Products-Misc. — 0.2%
Littelfuse, Inc.	3,513	616,777

Electric-Integrated — 1.9%
ALLETE, Inc.	7,381	635,209
Black Hills Corp.	8,725	687,792
Hawaiian Electric Industries, Inc.	15,570	702,985
IDACORP, Inc.	7,201	774,972
NorthWestern Corp.	7,207	522,652
OGE Energy Corp.	28,602	1,231,602
PNM Resources, Inc.	11,381	593,519

		5,148,731

Electronic Components-Misc. — 1.0%
Gentex Corp.	36,403	1,021,104
Jabil, Inc.	19,884	732,129
nVent Electric PLC	22,230	512,624
Vishay Intertechnology, Inc.	18,910	381,036

		2,646,893

Electronic Components-Semiconductors — 1.1%
Cree, Inc.†	15,285	729,553
Monolithic Power Systems, Inc.	5,746	861,441
Semtech Corp.†	9,506	479,673
Silicon Laboratories, Inc.†	6,193	657,944
Synaptics, Inc.†	4,702	198,001

		2,926,612

Electronic Measurement Instruments — 0.8%
National Instruments Corp.	16,960	701,974
Trimble, Inc.†	35,976	1,433,284

		2,135,258

Electronic Parts Distribution — 1.0%
Arrow Electronics, Inc.†	11,879	941,767
Avnet, Inc.	14,805	585,686
SYNNEX Corp.	5,838	687,366
Tech Data Corp.†	5,087	618,071

		2,832,890

Electronics-Military — 0.2%
Mercury Systems, Inc.†	7,925	583,756

Energy-Alternate Sources — 0.4%
First Solar, Inc.†	10,843	561,559
SolarEdge Technologies, Inc.†	6,854	582,316

		1,143,875

Engineering/R&D Services — 0.6%
AECOM†	22,536	901,666
Fluor Corp.	19,993	322,087
KBR, Inc.	20,226	569,564

		1,793,317

Enterprise Software/Service — 1.2%
ACI Worldwide, Inc.†	16,676	523,460
Blackbaud, Inc.	7,026	589,833
Manhattan Associates, Inc.†	9,191	688,865
Tyler Technologies, Inc.†	5,513	1,480,351

		3,282,509

Environmental Consulting & Engineering — 0.2%
Tetra Tech, Inc.	7,808	682,966

Filtration/Separation Products — 0.3%
Donaldson Co., Inc.	18,221	960,976

Finance-Consumer Loans — 0.5%
LendingTree, Inc.†	1,095	394,036
Navient Corp.	28,981	399,068
SLM Corp.	60,953	514,443

		1,307,547

Finance-Investment Banker/Broker — 0.6%
Evercore, Inc., Class A	5,697	419,527
Interactive Brokers Group, Inc., Class A	10,966	521,652
Jefferies Financial Group, Inc.	36,007	672,251

		1,613,430

Finance-Other Services — 0.5%
Deluxe Corp.	6,134	317,925
SEI Investments Co.	18,126	1,086,110

		1,404,035

Firearms & Ammunition — 0.2%
Axon Enterprise, Inc.†	8,466	432,867

Food-Baking — 0.2%
Flowers Foods, Inc.	27,502	597,343

Food-Confectionery — 0.0%
Tootsie Roll Industries, Inc.	2,410	82,615

Food-Misc./Diversified — 1.0%
Hain Celestial Group, Inc.†	11,466	271,056
Ingredion, Inc.	9,534	753,186
Lancaster Colony Corp.	2,828	393,601
Post Holdings, Inc.†	9,814	1,009,860
TreeHouse Foods, Inc.†	8,030	433,781

		2,861,484

Food-Retail — 0.1%
Sprouts Farmers Market, Inc.†	16,876	327,563

Footwear & Related Apparel — 0.3%
Skechers U.S.A., Inc., Class A†	19,111	714,178

Funeral Services & Related Items — 0.4%
Service Corp. International	26,056	1,185,027

Garden Products — 0.6%
Scotts Miracle-Gro Co.	5,630	565,196
Toro Co.	15,231	1,174,767

		1,739,963

Gas-Distribution — 1.6%
National Fuel Gas Co.	12,333	558,808
New Jersey Resources Corp.	12,857	560,565
ONE Gas, Inc.	7,535	699,549
Southwest Gas Holdings, Inc.	7,762	677,623
Spire, Inc.	7,260	610,276
UGI Corp.	29,857	1,423,283

		4,530,104

Gold Mining — 0.4%
Royal Gold, Inc.	9,367	1,081,326

Hazardous Waste Disposal — 0.5%
Clean Harbors, Inc.†	7,343	605,504
Stericycle, Inc.†	13,020	749,952

		1,355,456

Health Care Cost Containment — 0.2%
HealthEquity, Inc.†	10,090	573,011

Home Furnishings — 0.2%
Tempur Sealy International, Inc.†	6,579	598,360

Hotels/Motels — 0.5%
Wyndham Destinations, Inc.	13,177	611,544
Wyndham Hotels & Resorts, Inc.	13,778	743,599

		1,355,143

Human Resources — 0.7%
ASGN, Inc.†	7,558	480,613
Insperity, Inc.	5,532	584,345
ManpowerGroup, Inc.	8,550	777,366

		1,842,324

Industrial Automated/Robotic — 0.5%
Cognex Corp.	24,384	1,255,532

Instruments-Controls — 0.3%
Woodward, Inc.	8,041	857,653

Insurance Brokers — 0.5%
Brown & Brown, Inc.	33,357	1,256,892

Insurance-Life/Health — 0.6%
Brighthouse Financial, Inc.†	15,918	601,064
CNO Financial Group, Inc.	22,289	348,823
Primerica, Inc.	5,984	755,061

		1,704,948

Insurance-Multi-line — 1.1%
American Financial Group, Inc.	10,666	1,109,691
Genworth Financial, Inc., Class A†	71,914	307,792
Kemper Corp.	8,948	643,182
Old Republic International Corp.	40,723	909,752

		2,970,417

Insurance-Property/Casualty — 2.0%
Alleghany Corp.†	2,062	1,604,834
First American Financial Corp.	16,017	989,530
Hanover Insurance Group, Inc.	5,652	744,425
Mercury General Corp.	3,876	186,281
Selective Insurance Group, Inc.	8,483	586,345
WR Berkley Corp.	20,676	1,445,252

		5,556,667

Insurance-Reinsurance — 1.0%
Reinsurance Group of America, Inc.	8,967	1,456,868
RenaissanceRe Holdings, Ltd.	6,310	1,181,106

		2,637,974

Internet Content-Information/News — 0.1%
Yelp, Inc.†	9,235	318,700

Investment Management/Advisor Services — 1.0%
Eaton Vance Corp.	16,152	736,531
Federated Investors, Inc., Class B	13,735	438,696
Janus Henderson Group PLC	22,728	525,699
Legg Mason, Inc.	11,651	434,116
Stifel Financial Corp.	9,942	556,553

		2,691,595

Lasers-System/Components — 0.3%
Coherent, Inc.†	3,427	510,349
II-VI, Inc.†	12,379	410,364

		920,713

Lighting Products & Systems — 0.7%
Acuity Brands, Inc.	5,701	711,428
Universal Display Corp.	6,058	1,212,690

		1,924,118

Machine Tools & Related Products — 0.6%
Colfax Corp.†	11,937	401,083
Kennametal, Inc.	11,782	364,653
Lincoln Electric Holdings, Inc.	8,827	790,635

		1,556,371

Machinery-Construction & Mining — 0.4%
Oshkosh Corp.	9,772	834,333
Terex Corp.	9,359	257,841

		1,092,174

Machinery-Electrical — 0.2%
Regal Beloit Corp.	5,992	443,708

Machinery-Farming — 0.2%
AGCO Corp.	9,041	693,354

Machinery-General Industrial — 0.6%
Crane Co.	7,281	557,142
Nordson Corp.	7,311	1,146,438

		1,703,580

Machinery-Pumps — 0.7%
Curtiss-Wright Corp.	6,105	825,701
Graco, Inc.	23,833	1,077,252

		1,902,953

Medical Information Systems — 0.1%
Allscripts Healthcare Solutions, Inc.†	23,812	260,503

Medical Instruments — 1.1%
Bio-Techne Corp.	5,439	1,132,237
Cantel Medical Corp.	5,251	382,745
Integra LifeSciences Holdings Corp.†	10,144	588,961
LivaNova PLC†	6,914	489,027
NuVasive, Inc.†	7,436	524,535

		3,117,505

Medical Labs & Testing Services — 0.9%
Catalent, Inc.†	20,864	1,015,034
Charles River Laboratories International, Inc.†	6,974	906,480
MEDNAX, Inc.†	12,033	264,245
Syneos Health, Inc.†	8,872	444,931

		2,630,690

Medical Products — 2.0%
Avanos Medical, Inc.†	6,817	300,221
Globus Medical, Inc., Class A†	10,951	573,504
Haemonetics Corp.†	7,254	875,775
Hill-Rom Holdings, Inc.	9,547	999,475
ICU Medical, Inc.†	2,746	443,781
Penumbra, Inc.†	4,574	713,407
West Pharmaceutical Services, Inc.	10,537	1,515,642

		5,421,805

Medical-Biomedical/Gene — 1.1%
Bio-Rad Laboratories, Inc., Class A†	3,071	1,018,405
Exelixis, Inc.†	43,280	668,676
Ligand Pharmaceuticals, Inc.†	2,716	295,528
Nektar Therapeutics†	25,043	428,861
United Therapeutics Corp.†	6,265	562,848

		2,974,318

Medical-Drugs — 0.4%
PRA Health Sciences, Inc.†	8,972	876,654
Prestige Consumer Healthcare, Inc.†	7,179	254,567

		1,131,221

Medical-HMO — 0.4%
Molina Healthcare, Inc.†	8,960	1,054,054

Medical-Hospitals — 0.3%
Acadia Healthcare Co., Inc.†	12,649	379,343
Tenet Healthcare Corp.†	14,781	374,551

		753,894

Medical-Outpatient/Home Medical — 0.5%
Amedisys, Inc.†	4,597	590,807
Chemed Corp.	2,275	896,145

		1,486,952

Metal Processors & Fabrication — 0.2%
Timken Co.	9,779	479,171

Metal Products-Distribution — 0.1%
Worthington Industries, Inc.	5,295	194,909

Miscellaneous Manufacturing — 0.4%
AptarGroup, Inc.	9,150	1,081,073

Multilevel Direct Selling — 0.1%
Nu Skin Enterprises, Inc., Class A	7,937	353,831

Multimedia — 0.5%
FactSet Research Systems, Inc.	5,466	1,385,740

Networking Products — 0.2%
LogMeIn, Inc.	7,064	463,964

Office Automation & Equipment — 0.7%
Zebra Technologies Corp., Class A†	7,732	1,839,211

Office Furnishings-Original — 0.2%
Herman Miller, Inc.	8,438	392,367
HNI Corp.	6,126	232,788

		625,155

Oil & Gas Drilling — 0.1%
Transocean, Ltd.†	82,171	390,312

Oil Companies-Exploration & Production — 0.7%
Chesapeake Energy Corp.†	161,139	215,926
CNX Resources Corp.†	26,799	225,916
EQT Corp.	36,506	392,074
Matador Resources Co.†	15,667	217,928
Oasis Petroleum, Inc.†	41,391	108,031
Southwestern Energy Co.†	77,344	158,555
WPX Energy, Inc.†	60,353	602,323

		1,920,753

Oil Companies-Integrated — 0.2%
Murphy Oil Corp.	22,024	454,355

Oil Refining & Marketing — 0.4%
Murphy USA, Inc.†	4,294	506,392
PBF Energy, Inc., Class A	14,561	470,029

		976,421

Oil-Field Services — 0.4%
Apergy Corp.†	11,068	278,582
Core Laboratories NV	6,339	279,169
NOW, Inc.†	15,545	163,844
Oceaneering International, Inc.†	14,135	200,152
Patterson-UTI Energy, Inc.	28,949	240,856

		1,162,603

Paper & Related Products — 0.1%
Domtar Corp.	8,942	325,399

Patient Monitoring Equipment — 0.4%
Masimo Corp.†	7,010	1,021,988

Physical Therapy/Rehabilitation Centers — 0.3%
Encompass Health Corp.	14,095	902,362

Pipelines — 0.2%
Antero Midstream Corp.	36,934	237,855
Equitrans Midstream Corp.	29,151	405,782

		643,637

Poultry — 0.2%
Pilgrim’s Pride Corp.†	7,481	227,123
Sanderson Farms, Inc.	2,817	436,100

		663,223

Power Converter/Supply Equipment — 0.4%
Hubbell, Inc.	7,774	1,101,576

Publishing-Books — 0.1%
John Wiley & Sons, Inc., Class A	6,292	289,872

Publishing-Newspapers — 0.4%
New York Times Co., Class A	20,536	634,562
TEGNA, Inc.	30,956	465,269

		1,099,831

Publishing-Periodicals — 0.1%
Meredith Corp.	5,725	215,833

Quarrying — 0.1%
Compass Minerals International, Inc.	4,841	273,420

Racetracks — 0.4%
Churchill Downs, Inc.	5,091	661,779
Penn National Gaming, Inc.†	15,562	331,704

		993,483

Real Estate Investment Trusts — 10.0%
Alexander & Baldwin, Inc.	9,703	228,118
American Campus Communities, Inc.	19,632	981,207
Brixmor Property Group, Inc.	42,557	937,105
Camden Property Trust	13,835	1,582,309
CoreCivic, Inc.	17,017	259,679
CoreSite Realty Corp.	5,271	619,342
Corporate Office Properties Trust	15,996	474,121
Cousins Properties, Inc.	20,970	841,526
CyrusOne, Inc.	16,173	1,152,811
Douglas Emmett, Inc.	23,538	1,019,666
EastGroup Properties, Inc.	5,366	718,776
EPR Properties	11,081	861,991
First Industrial Realty Trust, Inc.	18,073	761,054
GEO Group, Inc.	17,325	263,687
Healthcare Realty Trust, Inc.	18,467	642,098
Highwoods Properties, Inc.	14,820	693,576
JBG SMITH Properties	16,865	678,985
Kilroy Realty Corp.	13,273	1,114,003
Lamar Advertising Co., Class A	12,282	982,683
Liberty Property Trust	22,543	1,331,615
Life Storage, Inc.	6,665	725,952
Mack-Cali Realty Corp.	12,939	277,153
Medical Properties Trust, Inc.	63,767	1,321,890
National Retail Properties, Inc.	24,524	1,444,709
Omega Healthcare Investors, Inc.	30,942	1,362,686
Park Hotels & Resorts, Inc.	34,254	796,405
Pebblebrook Hotel Trust	18,665	479,877
PotlatchDeltic Corp.	9,600	407,712
PS Business Parks, Inc.	2,861	516,554
Rayonier, Inc.	18,522	499,724
Sabra Health Care REIT, Inc.	27,078	666,119
Senior Housing Properties Trust	33,968	337,132
Service Properties Trust	23,497	594,474
Spirit Realty Capital, Inc.	12,875	641,690
Tanger Factory Outlet Centers, Inc.	13,366	215,460
Taubman Centers, Inc.	8,746	312,932
Uniti Group, Inc.	27,597	190,971
Urban Edge Properties	16,447	347,196
Weingarten Realty Investors	17,282	548,358

		27,831,346

Real Estate Management/Services — 0.4%
Jones Lang LaSalle, Inc.	7,362	1,078,680

Recreational Vehicles — 0.5%
Brunswick Corp.	12,248	713,323
Polaris, Inc.	8,209	809,818

		1,523,141

Rental Auto/Equipment — 0.4%
Aaron’s, Inc.	9,651	723,149
Avis Budget Group, Inc.†	8,359	248,346

		971,495

Resorts/Theme Parks — 0.4%
Marriott Vacations Worldwide Corp.	5,535	608,462
Six Flags Entertainment Corp.	11,209	472,908

		1,081,370

Retail-Apparel/Shoe — 0.5%
American Eagle Outfitters, Inc.	22,693	349,018
Foot Locker, Inc.	15,674	681,976
Urban Outfitters, Inc.†	10,078	289,239

		1,320,233

Retail-Automobile — 0.2%
AutoNation, Inc.†	8,400	427,140

Retail-Bedding — 0.1%
Bed Bath & Beyond, Inc.	18,257	250,121

Retail-Catalog Shopping — 0.2%
MSC Industrial Direct Co., Inc., Class A	6,431	470,814

Retail-Convenience Store — 0.3%
Casey’s General Stores, Inc.	5,253	897,265

Retail-Discount — 0.2%
Ollie’s Bargain Outlet Holdings, Inc.†	7,814	499,158

Retail-Home Furnishings — 0.3%
Williams-Sonoma, Inc.	11,174	746,311

Retail-Misc./Diversified — 0.5%
Five Below, Inc.†	7,954	995,125
Sally Beauty Holdings, Inc.†	17,223	266,956

		1,262,081

Retail-Pawn Shops — 0.2%
FirstCash, Inc.	6,139	518,070

Retail-Petroleum Products — 0.1%
World Fuel Services Corp.	9,342	390,215

Retail-Regional Department Stores — 0.0%
Dillard’s, Inc., Class A	1,459	100,642

Retail-Restaurants — 1.8%
Brinker International, Inc.	5,358	238,163
Cheesecake Factory, Inc.	5,867	245,182
Cracker Barrel Old Country Store, Inc.	3,435	534,142
Domino’s Pizza, Inc.	5,891	1,600,113
Dunkin’ Brands Group, Inc.	11,819	929,210
Jack in the Box, Inc.	3,690	310,034
Papa John’s International, Inc.	3,134	183,496
Texas Roadhouse, Inc.	9,344	527,936
Wendy’s Co.	26,359	558,284

		5,126,560

Retail-Sporting Goods — 0.1%
Dick’s Sporting Goods, Inc.	9,414	366,487

Rubber-Tires — 0.2%
Goodyear Tire & Rubber Co.	33,223	527,249

Savings & Loans/Thrifts — 0.6%
New York Community Bancorp, Inc.	66,778	777,964
Sterling Bancorp	29,319	576,118
Washington Federal, Inc.	11,345	413,639

		1,767,721

Schools — 0.2%
Adtalem Global Education, Inc.†	7,847	233,684
Graham Holdings Co., Class B	622	391,648

		625,332

Security Services — 0.2%
Brink’s Co.	7,144	606,954

Semiconductor Components-Integrated Circuits — 0.6%
Cirrus Logic, Inc.†	8,307	564,544
Cypress Semiconductor Corp.	52,768	1,227,911

		1,792,455

Semiconductor Equipment — 0.8%
MKS Instruments, Inc.	7,785	842,493
Teradyne, Inc.	24,282	1,486,544

		2,329,037

Steel Pipe & Tube — 0.2%
Valmont Industries, Inc.	3,091	424,054

Steel-Producers — 1.1%
Carpenter Technology Corp.	6,810	333,826
Commercial Metals Co.	16,849	325,691
Reliance Steel & Aluminum Co.	9,524	1,105,165
Steel Dynamics, Inc.	31,379	952,667
United States Steel Corp.	24,396	280,798

		2,998,147

Steel-Specialty — 0.1%
Allegheny Technologies, Inc.†	18,014	378,474

Telecom Equipment-Fiber Optics — 0.3%
Ciena Corp.†	22,163	822,691

Telecommunication Equipment — 0.1%
Plantronics, Inc.	4,637	182,791

Telephone-Integrated — 0.1%
Telephone & Data Systems, Inc.	13,941	363,721

Television — 0.2%
AMC Networks, Inc., Class A†	6,310	274,800
World Wrestling Entertainment, Inc., Class A	6,796	380,848

		655,648

Theaters — 0.7%
Cinemark Holdings, Inc.	15,232	557,491
Live Nation Entertainment, Inc.†	19,870	1,400,835

		1,958,326

Tools-Hand Held — 0.2%
MSA Safety, Inc.	5,090	611,156

Toys — 0.2%
Mattel, Inc.†	49,371	589,490

Transport-Equipment & Leasing — 0.1%
GATX Corp.	5,101	405,785

Transport-Marine — 0.2%
Kirby Corp.†	8,559	677,530

Transport-Rail — 0.3%
Genesee & Wyoming, Inc., Class A†	8,089	898,122

Transport-Services — 0.1%
Ryder System, Inc.	7,621	370,609

Transport-Truck — 1.5%
Knight-Swift Transportation Holdings, Inc.	17,541	639,545
Landstar System, Inc.	5,662	640,655
Old Dominion Freight Line, Inc.	9,145	1,665,122
Werner Enterprises, Inc.	6,327	230,936
XPO Logistics, Inc.†	13,171	1,006,264

		4,182,522

Water — 0.5%
Aqua America, Inc.	30,831	1,397,569

Wire & Cable Products — 0.1%
Belden, Inc.	5,520	283,066

Wireless Equipment — 0.3%
InterDigital, Inc.	4,447	238,492
ViaSat, Inc.†	8,233	566,760

		805,252

Total Common Stocks (cost $237,136,744)		249,971,417

EXCHANGE-TRADED FUNDS — 4.5%
SPDR S&P MidCap 400 ETF Trust (cost $12,236,379)	35,100	12,503,673

Total Long-Term Investment Securities (cost $249,373,123)		262,475,090

SHORT-TERM INVESTMENT SECURITIES — 0.5%
U.S. Government Treasuries — 0.5%
United States Treasury Bills
1.70% due 01/02/2020(1)	$520,000	518,614
1.96% due 11/05/2019(1)	765,000	764,871

Total Short-Term Investment Securities (cost $1,283,316)		1,283,485

REPURCHASE AGREEMENTS — 5.0%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.25%, dated 10/31/2019, to be repurchased 11/01/2019 in the amount of $13,998,097 collateralized by $13,805,000 of United States Treasury Notes, bearing interest at 2.38% due 02/29/2024 and having an approximate value of $14,280,306 (cost $13,998,000)	13,998,000	13,998,000

TOTAL INVESTMENTS (cost $264,654,439)	100.1%	277,756,575
Liabilities in excess of other assets	(0.1)	(290,181)

NET ASSETS	100.0%	$277,466,394

†	Non-income producing security
(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

ETF — Exchange Trade Funds

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
76	Long	S&P 400 E-Mini Index	December 2019	$14,863,599	$14,858,000	$(5,599)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2019 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$249,971,417	$—	$—	$249,971,417
Exchanged-Traded Funds	12,503,673	—	—	12,503,673
Shart-Term Investment Securities	—	1,283,485	—	1,283,485
Repurchase Agreements	—	13,998,000	—	13,998,000

Total Investments at Value	$262,475,090	$15,281,485	$—	$277,756,575

Liabilities:
Other Financial Instruments:†
Futures Contracts	$5,599	$—	$—	$5,599

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Morgan Stanley International Equities Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2019 —

(unaudited)

Security Description	Shares	Value (Note 1)
COMMON STOCKS — 97.9%
Canada — 6.3%
Barrick Gold Corp.	664,948	$11,551,143
Cameco Corp.	418,238	3,734,324
Constellation Software, Inc.	13,259	13,095,213

		28,380,680

Cayman Islands — 2.4%
Minth Group, Ltd.	706,000	2,504,712
Tencent Holdings, Ltd.	201,700	8,257,501

		10,762,213

China — 1.2%
China Petroleum & Chemical Corp.	9,446,000	5,424,613

Denmark — 0.4%
Danske Bank A/S	117,884	1,681,996

Finland — 1.1%
Neste Oyj	135,664	4,896,263

France — 15.2%
AXA SA	297,618	7,861,839
L’Oreal SA	16,001	4,672,059
Pernod Ricard SA	74,030	13,664,613
Safran SA	89,584	14,172,660
Sanofi	150,033	13,824,950
Thales SA	69,250	6,768,832
TOTAL SA	141,233	7,424,569

		68,389,522

Germany — 16.2%
Bayer AG	138,365	10,737,477
Continental AG	17,224	2,302,885
Deutsche Post AG	260,766	9,233,924
Fresenius SE & Co. KGaA	277,679	14,594,391
HeidelbergCement AG	57,509	4,272,991
Henkel AG & Co. KGaA (Preference Shares)	154,393	16,045,080
SAP SE	118,484	15,698,846

		72,885,594

Hong Kong — 2.8%
AIA Group, Ltd.	1,264,400	12,658,603

Italy — 0.8%
Intesa Sanpaolo SpA	1,475,578	3,696,268

Japan — 11.7%
FANUC Corp.	30,300	6,060,561
Hoya Corp.	74,100	6,589,335
Keyence Corp.	8,300	5,289,434
Kirin Holdings Co., Ltd.	604,900	12,911,330
Lion Corp.	232,100	4,887,447
Shiseido Co., Ltd.	72,700	6,037,352
Sumitomo Mitsui Financial Group, Inc.	165,800	5,957,070
Toyota Motor Corp.	24,500	1,711,075
USS Co., Ltd.	155,500	3,032,531

		52,476,135

Jersey — 2.0%
Experian PLC	99,625	3,133,316
Ferguson PLC	34,227	2,919,966
Man Group PLC	1,669,592	3,103,483

		9,156,765

Netherlands — 5.8%
Heineken NV	117,744	12,010,513
ING Groep NV	586,151	6,621,018
Unilever NV	123,416	7,288,347

		25,919,878

Norway — 0.5%
Mowi ASA	95,651	2,331,949

Portugal — 0.4%
Banco Comercial Portugues SA	7,563,991	1,712,532

Singapore — 1.4%
United Overseas Bank, Ltd.	323,300	6,375,934

South Korea — 2.9%
LG Household & Health Care, Ltd.	6,505	7,050,415
Samsung Electronics Co., Ltd.	137,041	5,936,539

		12,986,954

Spain — 1.2%
Banco Bilbao Vizcaya Argentaria SA	148,356	781,474
Bankinter SA	696,032	4,812,963

		5,594,437

Switzerland — 4.7%
Alcon, Inc.†	32,063	1,893,553
Novartis AG	134,770	11,761,125
Roche Holding AG	25,351	7,627,143

		21,281,821

Taiwan — 1.3%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	113,224	5,845,755

United Kingdom — 19.6%
Ashtead Group PLC	158,541	4,821,997
Aviva PLC	351,710	1,891,600
British American Tobacco PLC	319,833	11,194,271
GlaxoSmithKline PLC	685,551	15,705,674
Imperial Brands PLC	412,758	9,048,690
M&G PLC†	643,676	1,782,634
Prudential PLC	643,676	11,243,602
Reckitt Benckiser Group PLC	240,835	18,605,633
RELX PLC (Euronext Amsterdam)	315,001	7,574,470
RELX PLC (LSE)	265,374	6,386,917

		88,255,488

TOTAL INVESTMENTS (cost $422,431,178)	97.9%	440,713,400
Other assets less liabilities	2.1	9,477,711

NET ASSETS	100.0%	$450,191,111

†	Non-income producing security

ADR	— American Depositary Receipt

Euronext Amsterdam — Euronext Stock Exchange, Amsterdam

LSE	— London Stock Exchange

Industry Allocation*
Medical-Drugs	13.3%
Soap & Cleaning Preparation	7.7
Cosmetics & Toiletries	6.6
Enterprise Software/Service	6.4
Insurance-Life/Health	6.1
Banks-Commercial	5.7
Brewery	5.6
Tobacco	4.5
Dialysis Centers	3.2
Aerospace/Defense-Equipment	3.2
Commercial Services	3.1
Beverages-Wine/Spirits	3.0
Oil Companies-Integrated	2.9
Gold Mining	2.6
Industrial Automated/Robotic	2.5
Transport-Services	2.1
Internet Content-Information/News	1.8
Insurance-Multi-line	1.7
Electronics-Military	1.5
Electronic Components-Misc.	1.5
Diversified Banking Institutions	1.3
Electronic Components-Semiconductors	1.3
Semiconductor Components-Integrated Circuits	1.3
Oil Refining & Marketing	1.1
Rental Auto/Equipment	1.1
Building Products-Cement	0.9
Non-Ferrous Metals	0.8
Commercial Services-Finance	0.7
Investment Management/Advisor Services	0.7
Retail-Automobile	0.7
Distribution/Wholesale	0.6
Auto/Truck Parts & Equipment-Original	0.6
Fisheries	0.5
Rubber-Tires	0.5
Medical Instruments	0.4
Auto-Cars/Light Trucks	0.4

97.9%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2019 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$440,713,400	$—	$—	$440,713,400

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Oppenheimer Main Street Large Cap Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2019 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS — 99.3%
Aerospace/Defense — 3.0%
Lockheed Martin Corp.	33,828	$12,742,331

Applications Software — 8.3%
Microsoft Corp.	225,555	32,337,820
ServiceNow, Inc.†	12,881	3,184,956

		35,522,776

Auto-Cars/Light Trucks — 0.7%
General Motors Co.	75,270	2,797,033

Banks-Commercial — 1.1%
Danske Bank A/S	185,843	2,651,650
SVB Financial Group†	9,833	2,177,813

		4,829,463

Beverages-Wine/Spirits — 0.9%
Constellation Brands, Inc., Class A	20,701	3,940,021

Brewery — 0.8%
Anheuser-Busch InBev SA NV	44,250	3,555,319

Building-Residential/Commercial — 0.7%
D.R. Horton, Inc.	59,771	3,130,207

Chemicals-Specialty — 0.6%
Ecolab, Inc.	12,630	2,425,844

Commercial Services — 0.4%
Cintas Corp.	6,927	1,861,077

Commercial Services-Finance — 1.9%
S&P Global, Inc.	31,418	8,105,530

Computer Services — 1.0%
Amdocs, Ltd.	65,583	4,276,012

Cosmetics & Toiletries — 3.9%
Procter & Gamble Co.	133,333	16,601,292

Diagnostic Equipment — 1.6%
Thermo Fisher Scientific, Inc.	22,240	6,716,035

Distribution/Wholesale — 1.1%
Fastenal Co.	134,993	4,851,648

Diversified Banking Institutions — 4.9%
JPMorgan Chase & Co.	165,481	20,671,887

E-Commerce/Products — 3.6%
Amazon.com, Inc.†	8,678	15,417,855

E-Commerce/Services — 2.4%
Booking Holdings, Inc.†	4,900	10,038,973

Electric-Integrated — 1.4%
Duke Energy Corp.	63,333	5,969,769

Electronic Components-Semiconductors — 0.7%
Texas Instruments, Inc.	23,950	2,825,860

Finance-Credit Card — 3.9%
Capital One Financial Corp.	118,213	11,023,362
Mastercard, Inc., Class A	20,587	5,698,688

		16,722,050

Finance-Investment Banker/Broker — 0.3%
Tradeweb Markets, Inc.	31,735	1,324,936

Finance-Other Services — 1.5%
Intercontinental Exchange, Inc.	65,723	6,198,993

Gas-Distribution — 0.5%
UGI Corp.	42,469	2,024,497

Instruments-Controls — 1.4%
Honeywell International, Inc.	33,932	5,861,074

Insurance-Life/Health — 1.9%
AXA Equitable Holdings, Inc.	384,079	8,296,106

Insurance-Property/Casualty — 4.4%
Berkshire Hathaway, Inc., Class B†	64,875	13,791,127
Fidelity National Financial, Inc.	46,901	2,149,942
Progressive Corp.	37,665	2,625,251

		18,566,320

Internet Content-Entertainment — 3.7%
Facebook, Inc., Class A†	81,588	15,636,340

Medical Instruments — 0.6%
Boston Scientific Corp.†	56,517	2,356,759

Medical Labs & Testing Services — 0.4%
Laboratory Corp. of America Holdings†	11,220	1,848,719

Medical Products — 1.8%
Zimmer Biomet Holdings, Inc.	54,370	7,515,565

Medical-Biomedical/Gene — 0.8%
Gilead Sciences, Inc.	50,290	3,203,976

Medical-Drugs — 4.9%
AstraZeneca PLC ADR	151,270	7,416,768
Merck & Co., Inc.	156,585	13,569,656

		20,986,424

Medical-HMO — 3.7%
UnitedHealth Group, Inc.	62,001	15,667,653

Non-Hazardous Waste Disposal — 1.2%
Republic Services, Inc.	58,685	5,135,524

Oil Companies-Integrated — 2.4%
Suncor Energy, Inc.	346,542	10,288,832

Oil-Field Services — 1.1%
Schlumberger, Ltd.	140,708	4,599,745

Pipelines — 1.4%
Magellan Midstream Partners LP	99,046	6,172,547

Real Estate Investment Trusts — 3.4%
Prologis, Inc.	165,906	14,559,911

Retail-Auto Parts — 1.0%
O’Reilly Automotive, Inc.†	9,310	4,054,598

Retail-Building Products — 2.4%
Home Depot, Inc.	43,236	10,142,301

Retail-Consumer Electronics — 1.2%
Best Buy Co., Inc.	69,320	4,979,256

Retail-Perfume & Cosmetics — 0.7%
Ulta Beauty, Inc.†	13,152	3,066,389

Retail-Restaurants — 0.9%
Starbucks Corp.	45,526	3,849,679

Semiconductor Components-Integrated Circuits — 1.7%
QUALCOMM, Inc.	90,830	7,306,365

Semiconductor Equipment — 2.0%
Applied Materials, Inc.	160,187	8,691,747

Soap & Cleaning Preparation — 1.2%
Church & Dwight Co., Inc.	72,260	5,053,864

Telephone-Integrated — 2.0%
Verizon Communications, Inc.	143,815	8,696,493

Transport-Rail — 1.6%
Union Pacific Corp.	42,343	7,006,073

Veterinary Diagnostics — 1.8%
Elanco Animal Health, Inc.†	286,583	7,743,473

Web Portals/ISP — 2.0%
Alphabet, Inc., Class A†	6,747	8,493,124

Wireless Equipment — 2.5%
Motorola Solutions, Inc.	64,022	10,648,139

Total Long-Term Investment Securities (cost $360,036,409)		422,976,404

REPURCHASE AGREEMENTS — 0.8%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.25%, dated 10/31/2019, to be repurchased 11/01/2019 in the amount of $3,395,024 collateralized by $3,370,000 of United States Treasury Notes, bearing interest at 2.00% due 11/15/2026 and having an approximate value of $3,466,166 (cost $3,395,000)	$3,395,000	3,395,000

TOTAL INVESTMENTS (cost $363,431,409)	100.1%	426,371,404
Liabilities in excess of other assets	(0.1)	(293,367)

NET ASSETS	100.0%	$426,078,037

†	Non-income producing security
ADR	— American Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2019 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$422,976,404	$—	$—	$422,976,404
Repurchase Agreements	—	3,395,000	—	3,395,000

Total Investments at Value	$422,976,404	$3,395,000	$—	$426,371,404

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA PIMCO VCP Tactical Balanced Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2019 —

(unaudited)

Security Description		Principal Amount**/ Shares	Value (Note 1)
ASSET BACKED SECURITIES — 5.1%
Diversified Financial Services — 5.1%
ALBA PLC FRS Series 2005-1, Class A3 0.95% (3 ML GBP+0.19%) due 11/25/2042(1)	GBP	502,364	$613,835
ALBA PLC FRS Series 2015-1, Class A 1.96% (1 ML GBP+1.25%) due 04/24/2049(1)	GBP	345,903	448,831
Alternative Loan Trust FRS Series 2006-OA3, Class 2A1 2.03% (1 ML+0.21%) due 05/25/2036(1)		$4,804,611	4,328,564
Alternative Loan Trust Series 2005-J11, Class 1A15 5.50% due 11/25/2035(1)		201,111	169,238
Alternative Loan Trust Series 2005-65CB, Class 2A6 6.00% due 12/25/2035(1)		260,910	249,711
Alternative Loan Trust Series 2007-J1, Class 2A4 6.00% due 03/25/2037(1)		764,914	463,556
American Home Mtg. Assets Trust FRS Series 2006-3, Class 3A11 2.14% (1 ML+0.12%) due 10/25/2046(1)		26,884	25,662
Arbor Realty Commercial Real Estate Notes, Ltd. FRS Series 2019-FL1, Class A 3.06% (1 ML+1.15%) due 05/15/2037*		1,300,000	1,299,187
BAMLL Commercial Mtg. Securities Trust FRS Series 2019-RLJ, Class A 2.96% (1 ML+1.05%) due 04/15/2036*(2)		1,300,000	1,299,998
Banco La Hipotecaria SA Series 2016-1A, Class A 3.36% due 01/15/2046*(1)(3)		1,145,590	1,198,068
Barings BDC Static CLO, Ltd. FRS Series 2019-1A, Class A1 3.02% (3 ML+1.02%) due 04/15/2027*(4)		1,078,525	1,073,851
Citigroup Commercial Mtg. Trust Series 2019-SMRT, Class A 4.15% due 01/10/2036*(2)		2,400,000	2,580,423
Citigroup Mtg. Loan Trust, Inc. FRS Series 2007-AMC1, Class A1 1.98% (1 ML+0.16%) due 12/25/2036*		1,419,504	975,895
Citigroup Mtg. Loan Trust, Inc. VRS Series 2019-B, Class A1 3.26% due 04/25/2066*(1)(5)		429,166	430,793
COMM Mtg. Trust VRS Series 2018-HOME, Class A 3.82% due 04/10/2033*(2)(5)		1,100,000	1,200,066
Countrywide Asset-Backed Certs. FRS Series 2007-1, Class 2A3 1.96% (1 ML+0.14%) due 07/25/2037		223,304	202,943
Countrywide Asset-Backed Certs. FRS Series 2007-10, Class 2A4 2.07% (1 ML+0.25%) due 06/25/2047		800,000	759,516
Credit Suisse Mtg. Capital Certs. Series 2019-RPL4, Class A1 3.83% due 08/26/2058*(1)		683,999	693,796
Crown Point CLO 5, Ltd. FRS Series 2018-5A, Class A 2.94% (3 ML+0.94%) due 07/17/2028*(4)		1,600,000	1,593,560
CSMC Trust VRS Series 2019-RPL9, Class A1 3.32% due 10/27/2059*(1)(5)		600,000	600,630
CVP Cascade, Ltd. FRS Series 2013-CLO1, Class A1R 3.15% (3 ML+1.15%) due 01/16/2026*(4)		939,328	939,543
DBUBS Mtg. Trust Series 2017-BRBK, Class A 3.45% due 10/10/2034*(2)		2,400,000	2,523,295
Deutsche Alt-A Securities Mtg. Loan Trust FRS Series 2007-AR3, Class 2A2A 2.00% (1 ML+0.18%) due 06/25/2037(1)		5,774	5,644
Dryden Senior Loan Fund FRS Series 2012-25A, Class ARR 2.89% (3 ML+0.90%) due 10/15/2027*(4)		1,500,000	1,495,668
Eurosail PLC FRS Series 2006-4X, Class A3C 0.93% (3 ML GBP+0.16%) due 12/10/2044(1)	GBP	186,513	238,784
Eurosail PLC FRS Series 2007-3A, Class A3C 1.73% (3 ML GBP+0.95%) due 06/13/2045*(1)	GBP	569,168	728,201
Eurosail PLC FRS Series 2007-3X, Class A3A 1.73% (3 ML GBP+0.95%) due 06/13/2045(1)	GBP	504,556	648,901
Eurosail PLC FRS Series 2007-3X, Class A3C 1.73% (3 ML GBP+0.95%) due 06/13/2045(1)	GBP	672,653	860,601
Figueroa CLO, Ltd. FRS Series 2013-2A, Class A1RR 3.01% (3 ML+0.85%) due 06/20/2027*(4)		744,047	742,809
Flagship CLO VIII, Ltd. FRS Series 2014-8A, Class ARR 2.85% (3 ML+0.85%) due 01/16/2026*(4)		492,283	491,702
Ford Credit Auto Owner Trust Series 2016-2, Class A 2.03% due 12/15/2027*		2,100,000	2,101,614
Fremont Home Loan Trust FRS Series 2005-1, Class M5 2.89% (1 ML+1.07%) due 06/25/2035		800,000	802,279
Gallatin CLO IX, Ltd. FRS Series 2018-1A, Class A 3.02% (3 ML+1.05%) due 01/21/2028*(4)		900,000	900,071

Halcyon Loan Advisors Funding, Ltd. FRS Series 2014-3A, Class AR 3.05% (3 ML+1.10%) due 10/22/2025*(4)		826,718	826,513
HarborView Mtg. Loan Trust FRS Series 2006-12, Class 2A2A 2.04% (1 ML+0.19%) due 01/19/2038(1)		22,761	22,120
HarborView Mtg. Loan Trust VRS Series 2005-4, Class 3A1 4.39% due 07/19/2035(1)(5)		174,062	164,843
Independence Plaza Trust Series 2018-INDP, Class A 3.76% due 07/10/2035*(2)		1,600,000	1,698,776
JP Morgan Mtg. Acquisition Trust FRS Series 2007-CH5, Class A5 2.08% (1 ML+0.26%) due 06/25/2037		1,600,000	1,581,268
Legacy Mtg. Asset Trust Series 2019-GS3, Class A1 3.75% due 04/25/2059*		1,186,810	1,201,150
LoanCore Issuer, Ltd. FRS Series 2019-CRE2, Class A 3.04% (1 ML+1.13%) due 05/15/2036*		1,300,000	1,300,000
Ludgate Funding PLC FRS Series 2006-1X, Class A2A 0.96% (3 ML GBP+0.19%) due 12/01/2060(1)	GBP	693,991	850,118
Ludgate Funding PLC FRS Series 2008-W1X, Class A1 1.36% (3 ML GBP+0.60%) due 01/01/2061(1)	GBP	1,026,335	1,286,347
Mill City Mtg. Loan Trust VRS Series 2019-GS2, Class A1 2.75% due 08/25/2059*(1)(3)(5)		1,300,000	1,309,463
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C25, Class A4 3.37% due 10/15/2048(2)		1,800,000	1,907,765
MortgageIT Trust FRS Series 2005-2, Class 1A1 2.34% (1 ML+0.52%) due 05/25/2035(1)		71,372	72,598
Mountain View CLO, Ltd. FRS Series 2014-1A, Class ARR 2.80% (3 ML+0.80%) due 10/15/2026*(4)		1,000,881	1,001,014
Natixis Commercial Mtg. Securities Trust Series 2019-10K, Class A 3.62% due 05/15/2039*(2)		1,600,000	1,728,641
Natixis Commercial Mtg. Securities Trust Series 2019-LVL, Class A 3.89% due 08/15/2038*(2)		800,000	879,553
New Residential Mtg. Loan Trust VRS Series 2019-RPL3, Class A1 2.75% due 07/25/2059*(1)(5)		1,685,664	1,700,049
New Residential Mtg. Loan Trust VRS Series 2018-3A, Class A1 4.50% due 05/25/2058*(1)(5)		486,550	514,510
Palmer Square Loan Funding, Ltd. FRS Series 2018-4A, Class A1 3.06% (3 ML+0.90%) due 11/15/2026*(4)		993,393	993,380
Park Avenue Mtg. Trust FRS Series 2017-280P, Class A 2.79% (1 ML+0.88%) due 09/15/2034*(2)		1,400,000	1,399,990
PHEAA Student Loan Trust FRS Series 2016-2A, Class A 2.77% (1 ML+0.95%) due 11/25/2065*		496,352	494,485
SMB Private Education Loan Trust FRS Series 2016-B, Class A2B 3.37% (1 ML+1.45%) due 02/17/2032*		1,168,509	1,184,176
START, Ltd. Series 2019-1, Class A 4.09% due 03/15/2044*		575,000	588,336
TICP CLO II-2, Ltd. FRS Series 2018-IIA, Class A1 2.81% (3 ML+0.84%) due 04/20/2028*(4)		2,500,000	2,483,732
Uropa Securities PLC FRS Series 2008-1, Class A 0.97% (3 ML GBP+0.20%) due 06/10/2059(1)	GBP	684,041	850,255
Uropa Securities PLC FRS Series 2007-1, Class A3A 0.97% (3 ML GBP+0.20%) due 10/10/2040(1)	GBP	365,343	445,910
Uropa Securities PLC FRS Series 2008-1, Class M1 1.12% (3 ML GBP+0.35%) due 06/10/2059(1)	GBP	166,951	203,323
Uropa Securities PLC FRS Series 2008-1, Class M2 1.32% (3 ML GBP+0.55%) due 06/10/2059(1)	GBP	130,408	158,516
Uropa Securities PLC FRS Series 2008-1, Class B 1.52% (3 ML GBP+0.75%) due 06/10/2059(1)	GBP	139,006	167,692
WaMu Mtg. Pass-Through Certs. Trust FRS Series 2005-AR19, Class A1A1 2.09% (1 ML+0.27%) due 12/25/2045(1)		420,547	420,296
WaMu Mtg. Pass-Through Certs. Trust FRS Series 2006-AR9, Class 2A 2.66% (COFI+1.50%) due 08/25/2046(1)		1,305,544	1,282,912
Worldwide Plaza Trust Series 2017-WWP, Class A 3.53% due 11/10/2036*(2)		2,100,000	2,261,269
Zais CLO, Ltd. FRS Series 2014-1A, Class A1AR 3.15% (3 ML+1.15%) due 04/15/2028*(4)		1,300,000	1,297,608
Total Asset Backed Securities (cost $63,828,768)			64,963,843

U.S. CORPORATE BONDS & NOTES — 7.1%
Aerospace/Defense-Equipment — 0.1%
Spirit AeroSystems, Inc. Company Guar. Notes 3.85% due 06/15/2026	800,000	820,908
Airlines — 0.4%
American Airlines Pass-Through Trust Pass-Through Certs. Series 2016-3, Class A 3.00% due 04/15/2030	610,302	626,644
American Airlines Pass-Through Trust Pass-Through Certs. 3.25% due 04/15/2030	174,366	180,170
American Airlines Pass-Through Trust Pass-Through Certs. 4.00% due 01/15/2027	349,421	369,985
American Airlines Pass-Through Trust Pass-Through Certs. 4.00% due 08/15/2030	87,625	94,103
Spirit Airlines Pass-Through Trust Pass-Through Certs. Series 2017-1, Class A 3.65% due 08/15/2031	462,176	476,616
United Airlines Pass-Through Trust Pass-Through Certs. Series 2016-2, Class AA 2.88% due 04/07/2030	894,276	909,923
United Airlines Pass-Through Trust Pass-Through Certs. Series 2016-2, Class A 3.10% due 04/07/2030	894,276	913,133
United Airlines Pass-Through Trust Pass-Through Certs. Series 2019-1, Class A 4.55% due 08/25/2031	1,000,000	1,097,299
		4,667,873
Applications Software — 0.1%
Microsoft Corp. Senior Notes 4.10% due 02/06/2037	1,000,000	1,184,064
Auto-Cars/Light Trucks — 0.2%
Ford Motor Credit Co. LLC FRS Senior Notes 2.85% (3 ML+0.81%) due 04/05/2021	200,000	198,426
Ford Motor Credit Co. LLC FRS Senior Notes 2.98% (3 ML+1.08%) due 08/03/2022	400,000	392,187
Ford Motor Credit Co. LLC FRS Senior Notes 3.06% (3 ML+0.93%) due 09/24/2020	1,500,000	1,499,072
Ford Motor Credit Co., LLC Senior Notes 5.75% due 02/01/2021	200,000	207,000
		2,296,685
Banks-Commercial — 0.1%
HSBC USA, Inc. Senior Notes 2.38% due 11/13/2019	150,000	150,014
HSBC USA, Inc. Senior Notes 2.75% due 08/07/2020	880,000	886,202
HSBC USA, Inc. FRS Senior Notes 2.79% (3 ML+0.61%) due 11/13/2019	200,000	200,036
		1,236,252
Banks-Fiduciary — 0.0%
Bank of New York Mellon Corp. Senior Notes 3.00% due 02/24/2025	200,000	209,566
Banks-Super Regional — 0.2%
Wells Fargo & Co. Senior Notes 2.55% due 12/07/2020	110,000	110,825
Wells Fargo & Co. Senior Notes 3.00% due 02/19/2025	50,000	51,462
Wells Fargo & Co. FRS Senior Notes 3.16% (3 ML+1.23%) due 10/31/2023	1,900,000	1,933,291
Wells Fargo Bank NA Senior Notes 3.55% due 08/14/2023	600,000	630,793
		2,726,371
Brewery — 0.1%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.38% due 04/15/2038	900,000	1,005,329
Broadcast Services/Program — 0.0%
Discovery Communications LLC Company Guar. Notes 3.45% due 03/15/2025	10,000	10,367
Building & Construction Products-Misc. — 0.0%
Fortune Brands Home & Security, Inc. Senior Notes 4.00% due 06/15/2025	60,000	63,958
Cable/Satellite TV — 0.2%
Charter Communications Operating LLC/Charter Communications Operating Capital FRS Senior Sec. Notes 3.56% (3 ML+1.65%) due 02/01/2024	1,900,000	1,954,948
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 3.58% due 07/23/2020	450,000	453,842
		2,408,790
Cellular Telecom — 0.1%
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC Senior Sec. Notes 4.74% due 09/20/2029*	900,000	959,634
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC Senior Sec. Notes 5.15% due 09/20/2029*	1,000,000	1,088,690
		2,048,324

Chemicals-Specialty — 0.1%
Huntsman International LLC Senior Notes 4.50% due 05/01/2029	200,000	211,416
Huntsman International LLC Senior Notes 5.13% due 11/15/2022	300,000	320,615
International Flavors & Fragrances, Inc. Senior Notes 3.40% due 09/25/2020	1,100,000	1,112,212
		1,644,243
Commercial Services — 0.1%
RELX Capital, Inc. Company Guar. Notes 4.00% due 03/18/2029	1,000,000	1,099,472
Commercial Services-Finance — 0.1%
Equifax, Inc. Senior Notes 3.25% due 06/01/2026	800,000	809,543
S&P Global, Inc. Company Guar. Notes 4.40% due 02/15/2026	50,000	56,018
		865,561
Computers — 0.3%
Apple, Inc. Senior Notes 2.90% due 09/12/2027	300,000	313,980
Apple, Inc. Senior Notes 3.35% due 02/09/2027	200,000	214,624
Apple, Inc. Senior Notes 4.65% due 02/23/2046	500,000	626,623
Dell International LLC/EMC Corp. Senior Sec. Notes 8.10% due 07/15/2036*	1,100,000	1,414,539
Dell International LLC/EMC Corp. Senior Sec. Notes 5.30% due 10/01/2029*	900,000	994,305
		3,564,071
Diversified Banking Institutions — 0.3%
Bank of America Corp. Senior Notes 2.63% due 10/19/2020	600,000	604,017
Bank of America Corp. FRS Senior Notes 3.13% (3 ML+1.16%) due 01/20/2023	200,000	202,776
Citigroup, Inc. Senior Notes 4.04% due 06/01/2024	1,200,000	1,270,617
Citigroup, Inc. Sub. Notes 4.40% due 06/10/2025	750,000	812,539
JPMorgan Chase & Co. FRS Senior Notes 2.84% (3 ML+0.90%) due 04/25/2023	600,000	604,005
Morgan Stanley Senior Notes 4.00% due 07/23/2025	60,000	65,070
		3,559,024
Diversified Manufacturing Operations — 0.1%
General Electric Capital Corp. Senior Notes 3.10% due 01/09/2023	400,000	406,829
General Electric Co. Senior Notes 5.55% due 01/05/2026	400,000	454,698
		861,527
Electric-Integrated — 0.9%
AEP Texas, Inc. Senior Notes 3.95% due 06/01/2028	1,300,000	1,436,599
Appalachian Power Co. Senior Notes 3.40% due 06/01/2025	550,000	576,239
Cleco Corporate Holdings LLC Senior Notes 3.74% due 05/01/2026	1,600,000	1,650,117
DTE Electric Co General Refunding Mtg. 3.70% due 06/01/2046	1,700,000	1,860,895
Duke Energy Corp. Senior Notes 2.65% due 09/01/2026	1,000,000	1,009,594
Entergy Mississippi, Inc. 1st Mtg. Notes 2.85% due 06/01/2028	1,900,000	1,964,133
IPALCO Enterprises, Inc. Senior Sec. Notes 3.70% due 09/01/2024	700,000	726,885
NextEra Energy Capital Holdings, Inc. Company Guar. Notes 3.20% due 02/25/2022	700,000	718,358
Pacific Gas & Electric Co. Senior Notes 3.50% due 06/15/2025(12)	30,000	28,350
Pacific Gas & Electric Co. Senior Notes 4.25% due 08/01/2023*(12)	400,000	382,000
Southern California Edison Co. 1st Mtg. Notes 3.90% due 03/15/2043	200,000	204,367
Southern California Edison Co. 1st Mtg. Notes 4.00% due 04/01/2047	1,500,000	1,576,881
Southern California Edison Co. 1st Mtg. Notes 4.05% due 03/15/2042	200,000	209,493
		12,343,911
Electronic Components-Semiconductors — 0.1%
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.88% due 01/15/2027	1,000,000	1,009,797
Broadcom, Inc. Company Guar. Notes 3.13% due 04/15/2021*	600,000	607,050
		1,616,847
Electronic Parts Distribution — 0.1%
Arrow Electronics, Inc. Senior Notes 3.25% due 09/08/2024	700,000	713,028

Enterprise Software/Service — 0.1%
Oracle Corp. Senior Notes 2.95% due 05/15/2025	700,000	728,128
Finance-Consumer Loans — 0.0%
Synchrony Financial Senior Notes 2.70% due 02/03/2020	12,000	12,010
Finance-Investment Banker/Broker — 0.0%
Lazard Group LLC Senior Notes 3.75% due 02/13/2025	25,000	26,337
Lazard Group LLC Senior Notes 4.38% due 03/11/2029	200,000	218,172
		244,509
Finance-Other Services — 0.1%
BGC Partners, Inc. Senior Notes 5.13% due 05/27/2021	700,000	727,656
Intercontinental Exchange, Inc. Company Guar. Notes 2.75% due 12/01/2020	50,000	50,354
		778,010
Food-Misc./Diversified — 0.1%
Conagra Brands, Inc. Senior Notes 5.30% due 11/01/2038	200,000	234,579
Kraft Heinz Foods Co. Company Guar. Notes 4.38% due 06/01/2046	550,000	537,370
Kraft Heinz Foods Co. Sec. Notes 4.88% due 02/15/2025*	205,000	211,418
		983,367
Gas-Distribution — 0.1%
Southern California Gas Co. 1st Mtg. Notes 4.13% due 06/01/2048	1,400,000	1,608,564
Insurance-Life/Health — 0.6%
Great-West Lifeco Finance 2018 LP Company Guar. Notes 4.05% due 05/17/2028*	500,000	559,839
Jackson National Life Global Funding Senior Sec. Notes 2.60% due 12/09/2020*	1,090,000	1,098,197
Pacific Life Insurance Co. Sub. Notes 4.30% due 10/24/2067*	2,300,000	2,411,504
Pricoa Global Funding I Sec. Notes 2.55% due 11/24/2020*	1,070,000	1,078,554
Principal Life Global Funding II Senior Sec. Notes 2.20% due 04/08/2020*	400,000	400,415
Protective Life Global Funding Sec. Notes 2.70% due 11/25/2020*	1,070,000	1,077,393
Teachers Insurance & Annuity Association of America Sub. Notes 4.27% due 05/15/2047*	1,600,000	1,852,232
		8,478,134
Insurance-Multi-line — 0.1%
MetLife, Inc. Senior Notes 4.05% due 03/01/2045	10,000	11,332
Metropolitan Life Global Funding I Sec. Notes 2.00% due 04/14/2020*	150,000	150,100
Metropolitan Life Global Funding I Sec. Notes 2.50% due 12/03/2020*	1,230,000	1,239,348
		1,400,780
Insurance-Mutual — 0.0%
New York Life Insurance Co. Sub. Notes 4.45% due 05/15/2069*	400,000	475,811
Insurance-Property/Casualty — 0.0%
First American Financial Corp. Senior Notes 4.60% due 11/15/2024	20,000	21,402
Insurance-Reinsurance — 0.0%
Reinsurance Group of America, Inc. Senior Notes 3.90% due 05/15/2029	300,000	321,790
Machinery-General Industrial — 0.1%
Wabtec Corp. Company Guar. Notes 4.40% due 03/15/2024	1,600,000	1,707,274
Medical Instruments — 0.1%
Boston Scientific Corp. Senior Notes 3.38% due 05/15/2022	550,000	568,223
Boston Scientific Corp. Senior Notes 4.70% due 03/01/2049	300,000	364,712
		932,935
Medical Products — 0.0%
Zimmer Biomet Holdings, Inc. Senior Notes 2.70% due 04/01/2020	10,000	10,020
Zimmer Biomet Holdings, Inc. Senior Notes 3.15% due 04/01/2022	30,000	30,622
Zimmer Biomet Holdings, Inc. Senior Notes 3.55% due 04/01/2025	30,000	31,730
		72,372
Medical-Biomedical/Gene — 0.1%
Amgen, Inc. Senior Notes 4.40% due 05/01/2045	700,000	787,501
Baxalta, Inc. Company Guar. Notes 3.60% due 06/23/2022	6,000	6,165
		793,666
Medical-Drugs — 0.1%
Bayer US Finance II LLC FRS Company Guar. Notes 3.13% (3 ML+1.01%) due 12/15/2023*	200,000	201,097

Zoetis, Inc. Senior Notes 3.90% due 08/20/2028	1,200,000	1,322,231
		1,523,328
Medical-HMO — 0.0%
UnitedHealth Group, Inc. Senior Notes 2.88% due 12/15/2021	310,000	316,734
Medical-Hospitals — 0.1%
Northwell Healthcare, Inc. Sec. Notes 3.98% due 11/01/2046	700,000	750,321
Pipelines — 0.6%
Energy Transfer Operating LP Company Guar. Notes 4.05% due 03/15/2025	100,000	104,993
Energy Transfer Operating LP Company Guar. Notes 4.75% due 01/15/2026	40,000	43,379
Energy Transfer Operating LP Company Guar. Notes 6.05% due 06/01/2041	1,200,000	1,353,391
Enterprise Products Operating LLC Company Guar. Notes 4.80% due 02/01/2049	1,300,000	1,501,085
ONEOK, Inc. Company Guar. Notes 4.35% due 03/15/2029	1,900,000	2,026,418
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.63% due 04/15/2023	600,000	652,771
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.75% due 05/15/2024	1,600,000	1,785,656
		7,467,693
Real Estate Investment Trusts — 1.0%
Alexandria Real Estate Equities, Inc. Company Guar. Notes 4.50% due 07/30/2029	100,000	114,194
American Tower Corp. Senior Notes 2.25% due 01/15/2022	1,200,000	1,204,781
American Tower Corp. Senior Notes 3.38% due 10/15/2026	1,200,000	1,248,068
American Tower Corp. Senior Notes 4.00% due 06/01/2025	690,000	741,978
Brixmor Operating Partnership LP FRS Senior Notes 2.96% (3 ML+1.05%) due 02/01/2022	1,400,000	1,398,478
Crown Castle International Corp. Senior Notes 4.45% due 02/15/2026	290,000	320,337
Crown Castle International Corp. Senior Notes 4.88% due 04/15/2022	900,000	957,267
Crown Castle International Corp. Senior Notes 5.25% due 01/15/2023	800,000	873,827
Goodman US Finance Three LLC Company Guar. Notes 3.70% due 03/15/2028*	1,200,000	1,248,751
Regency Centers LP Company Guar. Notes 4.65% due 03/15/2049	100,000	119,888
STORE Capital Corp. Senior Notes 4.63% due 03/15/2029	100,000	110,839
UDR, Inc. Company Guar. Notes 3.00% due 08/15/2031	100,000	100,876
Welltower, Inc. Senior Notes 3.95% due 09/01/2023	300,000	318,701
Welltower, Inc. Senior Notes 4.95% due 09/01/2048	1,000,000	1,222,121
Weyerhaeuser Co. Senior Notes 4.00% due 11/15/2029	2,700,000	2,951,309
WP Carey, Inc. Senior Notes 4.60% due 04/01/2024	500,000	534,712
		13,466,127
Retail-Restaurants — 0.1%
McDonald’s Corp. Senior Notes 3.80% due 04/01/2028	900,000	994,532
Telephone-Integrated — 0.1%
AT&T, Inc. FRS Senior Notes 3.03% (3 ML+0.93%) due 06/30/2020	90,000	90,462
AT&T, Inc. Senior Notes 4.35% due 03/01/2029	200,000	221,130
Verizon Communications, Inc. Senior Notes 4.33% due 09/21/2028	1,435,000	1,634,096
		1,945,688
Tobacco — 0.1%
BAT Capital Corp. Company Guar. Notes 4.39% due 08/15/2037	700,000	691,297
Water — 0.0%
American Water Capital Corp. Senior Notes 3.40% due 03/01/2025	20,000	21,162
Total U.S. Corporate Bonds & Notes (cost $85,270,795)		90,681,805
FOREIGN CORPORATE BONDS & NOTES — 4.9%
Agricultural Chemicals — 0.0%
Syngenta Finance NV Company Guar. Notes 5.18% due 04/24/2028*	500,000	530,231
Airlines — 0.2%
British Airways Pass-Through Trust Pass-Through Certs. Series 2019-1, Class A 3.35% due 12/15/2030*	600,000	613,628

British Airways Pass-Through Trust Pass-Through Certs. Series 2018-1, Class AA 3.80% due 03/20/2033*		573,349	607,711
WestJet Airlines, Ltd. Company Guar. Notes 3.50% due 06/16/2021*		800,000	811,077
			2,032,416
Airport Development/Maintenance — 0.0%
Sydney Airport Finance Co. Pty, Ltd. Senior Sec. Notes 3.38% due 04/30/2025*		20,000	20,703
Sydney Airport Finance Co. Pty, Ltd. Senior Sec. Notes 3.63% due 04/28/2026*		300,000	312,982
			333,685
Banks-Commercial — 0.9%
AIB Group PLC Senior Notes 4.75% due 10/12/2023*		1,000,000	1,071,235
Bank of Ireland Group PLC Senior Notes 4.50% due 11/25/2023*		1,300,000	1,374,282
Bank of Montreal Notes 1.75% due 06/15/2021*		1,500,000	1,498,535
Bank of Tokyo-Mitsubishi UFJ, Ltd. Senior Notes 2.30% due 03/05/2020*		200,000	200,167
Dexia Credit Local SA Government Guar. Notes 1.88% due 09/15/2021*		2,700,000	2,701,717
Mizuho Bank, Ltd. Company Guar. Notes 3.60% due 09/25/2024*		200,000	211,347
Santander UK Group Holdings PLC Senior Notes 2.88% due 10/16/2020		990,000	994,214
Santander UK Group Holdings PLC Senior Notes 3.13% due 01/08/2021		140,000	141,322
Santander UK Group Holdings PLC Senior Notes 3.57% due 01/10/2023		400,000	408,738
Santander UK Group Holdings PLC Senior Notes 3.82% due 11/03/2028		200,000	210,967
Santander UK PLC FRS Senior Notes 2.82% (3 ML+0.66%) due 11/15/2021		1,200,000	1,202,078
Sumitomo Mitsui Banking Corp. Company Guar. Notes 2.65% due 07/23/2020		850,000	854,077
			10,868,679
Banks-Fiduciary — 0.0%
Mitsubishi UFJ Trust & Banking Corp. Senior Notes 2.65% due 10/19/2020*		200,000	201,482
Beverages-Wine/Spirits — 0.1%
Bacardi, Ltd. Company Guar. Notes 4.45% due 05/15/2025*		400,000	430,372
Pernod-Ricard SA Senior Notes 5.75% due 04/07/2021*		400,000	421,021
			851,393
Building Societies — 0.1%
Nationwide Building Society Senior Notes 3.96% due 07/18/2030*		1,400,000	1,502,913
Casino Hotels — 0.0%
Sands China, Ltd. Senior Notes 4.60% due 08/08/2023		300,000	317,376
Sands China, Ltd. Senior Notes 5.40% due 08/08/2028		200,000	226,278
			543,654
Diversified Banking Institutions — 2.2%
Barclays PLC Senior Notes 3.25% due 02/12/2027	GBP	700,000	965,112
Barclays PLC Senior Notes 3.65% due 03/16/2025		950,000	982,891
Barclays PLC FRS Senior Notes 4.29% (3 ML+2.11%) due 08/10/2021		1,900,000	1,940,628
Barclays PLC Senior Notes 4.61% due 02/15/2023		1,000,000	1,044,563
BNP Paribas SA Senior Notes 4.71% due 01/10/2025*		2,300,000	2,500,548
Credit Suisse Group AG Senior Bonds 3.87% due 01/12/2029*		900,000	961,677
Credit Suisse Group Funding Guernsey, Ltd. Company Guar. Notes 3.19% due 06/09/2023		1,500,000	1,570,231
Credit Suisse Group Funding Guernsey, Ltd. Company Guar. Notes 3.75% due 03/26/2025		250,000	263,766
Deutsche Bank AG FRS Senior Notes 3.19% (3 ML+1.29%) due 02/04/2021		1,600,000	1,594,909
HSBC Holdings PLC FRS Senior Notes 3.51% (3 ML+1.38%) due 09/12/2026		1,000,000	1,011,669
HSBC Holdings PLC FRS Senior Notes 3.54% (3 ML+1.50%) due 01/05/2022		300,000	306,198
HSBC Holdings PLC Senior Notes 4.30% due 03/08/2026		550,000	599,711
Lloyds Banking Group PLC Senior Notes 4.05% due 08/16/2023		2,400,000	2,538,300
Lloyds Banking Group PLC Senior Notes 4.38% due 03/22/2028		600,000	662,714

Mitsubishi UFJ Financial Group, Inc. FRS Senior Notes 2.80% (3 ML+0.86%) due 07/26/2023	2,200,000	2,211,976
Mitsubishi UFJ Financial Group, Inc. Senior Notes 3.41% due 03/07/2024	100,000	104,416
Mizuho Financial Group, Inc. FRS Senior Notes 3.14% (3 ML+1.00%) due 09/11/2024	800,000	807,405
Royal Bank of Scotland Group PLC FRS Senior Notes 3.63% (3 ML+1.47%) due 05/15/2023	400,000	403,221
Royal Bank of Scotland Group PLC Senior Notes 3.88% due 09/12/2023	800,000	834,121
Royal Bank of Scotland Group PLC Senior Notes 4.27% due 03/22/2025	200,000	212,200
Royal Bank of Scotland Group PLC Senior Notes 4.89% due 05/18/2029	1,100,000	1,243,124
Royal Bank of Scotland Group PLC Sub. Notes 6.00% due 12/19/2023	300,000	333,146
Sumitomo Mitsui Financial Group, Inc. Senior Notes 2.06% due 07/14/2021	1,000,000	1,000,346
UBS Group Funding Switzerland AG Company Guar. Notes 2.65% due 02/01/2022*	1,600,000	1,619,383
UBS Group Funding Switzerland AG Company Guar. Notes 4.13% due 04/15/2026*	550,000	601,174
UniCredit SpA Senior Notes 6.57% due 01/14/2022*	900,000	968,934
UniCredit SpA Senior Notes 7.83% due 12/04/2023*	1,300,000	1,525,433
		28,807,796
Electric-Distribution — 0.1%
SP Group Treasury Pte, Ltd. Company Guar. Notes 3.38% due 02/27/2029*	700,000	752,257
Electric-Integrated — 0.1%
Enel Finance International NV Company Guar. Notes 2.65% due 09/10/2024*	1,000,000	1,004,581
Enel Finance International NV Company Guar. Notes 4.63% due 09/14/2025*	200,000	219,261
		1,223,842
Electronic Components-Misc. — 0.0%
Flex, Ltd. Senior Notes 4.88% due 06/15/2029	500,000	540,417
Electronic Components-Semiconductors — 0.1%
Marvell Technology Group, Ltd. Senior Notes 4.20% due 06/22/2023	700,000	736,689
Finance-Leasing Companies — 0.3%
BOC Aviation, Ltd. Senior Notes 3.50% due 01/31/2023	200,000	204,441
LeasePlan Corp NV Senior Notes 2.88% due 10/24/2024*	1,200,000	1,202,830
Mitsubishi UFJ Lease & Finance Co., Ltd. Senior Notes 2.65% due 09/19/2022*	1,200,000	1,205,242
ORIX Corp. Senior Notes 3.25% due 12/04/2024	1,400,000	1,456,263
		4,068,776
Insurance-Reinsurance — 0.1%
RenaissanceRe Holdings, Ltd. Senior Notes 3.60% due 04/15/2029	800,000	848,762
Medical-Drugs — 0.0%
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 3.20% due 09/23/2026	500,000	516,355
Oil & Gas Drilling — 0.0%
Odebrecht Drilling Norbe, Ltd. Senior Sec. Notes 6.35% due 12/01/2021	455,205	452,934
Oil Companies-Exploration & Production — 0.2%
Sinopec Group Overseas Development 2018, Ltd. Company Guar. Notes 4.13% due 09/12/2025*	1,600,000	1,719,553
Woodside Finance, Ltd. Company Guar. Notes 3.65% due 03/05/2025*	10,000	10,362
Woodside Finance, Ltd. Company Guar. Notes 3.70% due 03/15/2028*	200,000	206,879
Woodside Finance, Ltd. Company Guar. Notes 4.50% due 03/04/2029*	300,000	327,090
		2,263,884
Oil Companies-Integrated — 0.1%
Eni SpA Senior Notes 4.75% due 09/12/2028*	900,000	1,024,001
Real Estate Investment Trusts — 0.1%
VEREIT Operating Partnership LP Company Guar. Notes 4.63% due 11/01/2025	1,300,000	1,427,423
Regional Agencies — 0.2%
Japan Finance Organization for Municipalities Senior Notes 2.13% due 10/25/2023*	2,700,000	2,717,274

Transport-Equipment & Leasing — 0.0%
SMBC Aviation Capital Finance DAC Company Guar. Notes 2.65% due 07/15/2021*	200,000	201,364
SMBC Aviation Capital Finance DAC Company Guar. Notes 3.55% due 04/15/2024*	300,000	311,894
		513,258
Transport-Marine — 0.1%
AP Moller - Maersk A/S Senior Notes 3.75% due 09/22/2024*	600,000	618,335
Total Foreign Corporate Bonds & Notes (cost $61,181,368)		63,376,456
U.S. GOVERNMENT AGENCIES — 20.5%
Federal Home Loan Mtg. Corp. — 0.7%
4.50% due 08/01/2048	3,047,145	3,253,682
Federal Home Loan Mtg. Corp. STRIPS FRS
3.97% (5.89% - 1 ML) due 09/15/2043(1)(6)(7)	1,788,713	325,337
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS Series W5FX, Class AFX 3.21% due 04/25/2028(2)(5)	2,700,000	2,909,506
Federal Home Loan Mtg. Corp. REMIC Series 4745, Class CZ 3.50% due 01/15/2048(1)	1,066,171	1,158,079
Federal Home Loan Mtg. Corp. REMIC FRS Series 4579, Class FD 2.45% (1 ML+0.35%) due 01/15/2038(1)	1,066,961	1,058,538
Federal Home Loan Mtg. Corp. REMIC VRS Series 4579, Class SD 2.27% due 01/15/2038(1)(5)(6)	1,066,961	76,389
		8,781,531
Federal National Mtg. Assoc. — 1.2%
3.70% due 09/01/2034	914,914	1,026,386
3.79% due 01/01/2029	1,800,000	1,985,408
4.00% due 07/01/2045	1,726,755	1,825,360
4.00% due 07/01/2045	1,111,431	1,174,913
4.00% due 02/01/2046	2,570,940	2,717,539
4.00% due 09/01/2046	2,527,929	2,671,886
Federal National Mtg. Assoc. REMIC Series 2013-17, Class TI 3.00% due 03/25/2028(1)(6)	1,018,718	79,607
Federal National Mtg. Assoc. REMIC FRS Series 2012-113, Class PF 2.17% (1 ML+0.35%) due 10/25/2040(1)	631,903	633,569
Series 2007-85, Class FL 2.36% (1 ML+0.54%) due 09/25/2037(1)	2,294,673	2,311,482
Series 2012-21, Class FQ 2.37% (1 ML+0.55%) due 02/25/2041(1)	637,385	640,846
		15,066,996
Government National Mtg. Assoc. — 1.2%
3.50% due December 30 TBA	8,000,000	8,296,355
Government National Mtg. Assoc. REMIC FRS
Series 2016-H10, Class FJ 2.69% (1 ML+0.60%) due 04/20/2066(1)	156,522	156,701
Series 2014-H02, Class FB 2.74% (1 ML+0.65%) due 12/20/2063(1)	843,998	846,881
Series 2016-H11, Class F 2.89% (1 ML+0.80%) due 05/20/2066(1)	2,332,436	2,347,395
Series 2016-H14, Class FA 2.89% (1 ML+0.80%) due 06/20/2066(1)	1,387,990	1,397,020
Series 2016-H17, Class FC 2.92% (1 ML+0.83%) due 08/20/2066(1)	3,117,845	3,142,092
		16,186,444
Uniform Mtg. Backed Securities — 17.4%
2.50% due December TBA	15,000,000	14,904,442
3.00% due December TBA	41,900,000	42,532,519
3.50% due December TBA	75,900,000	77,936,848
4.00% due November TBA	24,000,000	24,905,625
4.00% due December TBA	53,200,000	55,249,031
4.50% due November TBA	7,500,000	7,888,476
		223,416,941
Total U.S. Government Agencies (cost $262,646,644)		263,451,912
U.S. GOVERNMENT TREASURIES — 33.7%
United States Treasury Bonds — 9.4%
zero coupon due 08/15/2044 STRIPS	100,000	57,840
1.00% due 02/15/2046 TIPS(8)	3,248,340	3,605,999
1.00% due 02/15/2048 TIPS(8)	2,080,800	2,324,628
2.75% due 08/15/2047	1,560,000	1,745,250
2.75% due 11/15/2047	100,000	111,977
2.88% due 05/15/2043	300,000	339,809
2.88% due 11/15/2046	290,000	331,699
3.00% due 05/15/2042	1,200,000	1,386,188
3.00% due 11/15/2044	8,130,000	9,442,550
3.00% due 02/15/2048	4,320,000	5,069,756
3.00% due 08/15/2048	1,570,000	1,845,547
3.00% due 02/15/2049	120,000	141,469
3.13% due 11/15/2041	8,690,000	10,236,209
3.13% due 02/15/2042	8,890,000	10,473,878
3.13% due 08/15/2044	25,480,000	30,191,810
3.13% due 05/15/2048	1,320,000	1,586,217
3.38% due 05/15/2044	7,200,000	8,869,781
4.25% due 05/15/2039	5,900,000	8,051,887
4.25% due 11/15/2040	7,280,000	9,990,663
4.38% due 05/15/2040	200,000	278,289
4.38% due 05/15/2041	5,500,000	7,686,035
4.50% due 08/15/2039	1,750,000	2,465,107
6.25% due 05/15/2030	3,660,000	5,262,823
		121,495,411
United States Treasury Notes — 24.3%
0.13% due 04/15/2022 TIPS(8)	1,160,445	1,151,488
0.50% due 01/15/2028 TIPS(8)	10,577,919	10,850,928
0.75% due 07/15/2028 TIPS(8)	4,251,853	4,474,954
0.88% due 01/15/2029 TIPS(8)	1,971,156	2,096,419
1.50% due 03/31/2023	6,640,000	6,636,369
1.63% due 05/15/2026	4,559,000	4,566,302
1.75% due 02/28/2022(14)	2,500,000	2,512,109
1.88% due 03/31/2022(13)	47,600,000	47,986,750
1.88% due 04/30/2022	9,700,000	9,781,086
1.88% due 07/31/2022(14)	3,200,000	3,229,875

1.88% due 08/31/2022(13)		38,800,000	39,186,484
2.00% due 12/31/2021(14)		2,600,000	2,624,883
2.00% due 11/30/2022		5,741,000	5,822,406
2.00% due 11/15/2026		7,635,000	7,836,313
2.13% due 05/15/2025		14,270,000	14,687,509
2.25% due 04/30/2021(14)		1,100,000	1,110,613
2.25% due 02/15/2027(13)		62,600,000	65,358,312
2.25% due 08/15/2027(13)		48,880,000	51,115,878
2.25% due 11/15/2027		2,330,000	2,438,036
2.38% due 05/15/2029(13)		990,000	1,049,748
2.50% due 01/31/2024		60,000	62,379
2.50% due 05/15/2024		7,300,000	7,607,969
2.63% due 02/15/2029		6,050,000	6,541,090
2.75% due 04/30/2023(14)		3,400,000	3,541,047
2.88% due 05/15/2028		470,000	515,550
3.00% due 09/30/2025		4,300,000	4,642,152
3.00% due 10/31/2025		4,320,000	4,667,794
			312,094,443
Total U.S. Government Treasuries (cost $421,091,279)			433,589,854
FOREIGN GOVERNMENT OBLIGATIONS — 0.6%
Sovereign — 0.6%
Emirate of Abu Dhabi Senior Notes 3.13% due 10/11/2027*		500,000	521,975
Republic of Indonesia Senior Notes 4.45% due 02/11/2024		2,200,000	2,360,529
Republic of Peru Senior Notes 5.94% due 02/12/2029*	PEN	2,900,000	982,542
Republic of Peru Senior Notes 5.94% due 02/12/2029*	PEN	1,500,000	508,211
Republic of Peru Senior Notes 6.15% due 08/12/2032*	PEN	700,000	240,334
State of Kuwait Senior Notes 3.50% due 03/20/2027		1,000,000	1,075,760
Tokyo Metropolitan Government Senior Notes 2.00% due 05/17/2021*		2,400,000	2,394,152
Total Foreign Government Obligations (cost $7,677,368)			8,083,503
MUNICIPAL BONDS & NOTES — 0.0%
County of Miami-Dade Florida Revenue Bonds Series C 3.86% due 10/01/2029 (cost $400,000)		400,000	439,420
OPTIONS—PURCHASED(9) — 0.3%
Exchange-Traded Put Options — Purchased (cost $6,148,427)		1,414	3,611,220
PREFERRED SECURITIES/CAPITAL SECURITIES — 0.2%
Banks-Commercial — 0.1%
Stichting AK Rabobank Certificaten 6.50% due 12/29/2019(10)	EUR	900,000	1,282,416
Electric-Distribution — 0.1%
CenterPoint Energy, Inc. Series A 6.13% due 09/01/2023(10)		800,000	850,000
Investment Management/Advisor Services — 0.0%
Brighthouse Holdings LLC Series A 6.50% due 07/27/2037*(10)		500,000	500,000
Total Preferred Securities/Capital Securities (cost $2,338,098)			2,632,416
Total Long-Term Investment Securities (cost $910,582,747)			930,830,429
SHORT-TERM INVESTMENT SECURITIES — 0.1%
Certificates of Deposit — 0.1%
Lloyds Bank Corporate Markets PLC FRS 2.51% (3 ML+0.50%) due 10/26/2020 (cost $1,300,000)		1,300,000	1,302,766
REPURCHASE AGREEMENTS — 77.6%
Agreement with Barclays Bank PLC, bearing interest at 1.84%, dated 10/31/2019, to be repurchased 11/01/2019 in the amount of $100,905,157 and collateralized by $100,777,000 of United States Treasury Notes, bearing interest at 2.00% due 11/30/2022 and having an approximate value of $103,957,903		100,900,000	100,900,000
Agreement with J.P. Morgan Chase, bearing interest at 1.91%, dated 10/31/2019, to be repurchased 11/01/2019 in the amount of $300,015,917 and collateralized by $292,085,000 of United States Treasury Notes, bearing interest at 2.63% due 12/31/2023 and having an approximate value of $310,278,800		300,000,000	300,000,000
Agreement with J.P. Morgan Chase, bearing interest at 1.67%, dated 10/31/2019, to be repurchased 11/04/2019 in the amount of $300,055,667 and collateralized by $120,863,000 of United States TIPS, bearing interest at 0.50% due 01/15/2028 and by $169,549,000 of United States Treasury Notes, bearing interest at 2.63% due 12/31/2023 and having an approximate combined value of $309,906,779		300,000,000	300,000,000

Agreement with Toronto-Dominion Bank, bearing interest at 1.82%, dated 10/31/2019, to be repurchased 11/01/2019 in the amount of $296,214,975 and collateralized by $43,695,000 of United States TIPS, bearing interest at 1.00% due 02/15/2048 and by $32,000,000 of United States TIPS, bearing interest at 0.63% due 01/15/2024 and by $33,000,000 of United States TIPS, bearing interest at 0.13% due 04/15/2021 and by $55,000,000 of United States TIPS, bearing interest at 0.38% due 01/15/2027 and by $50,000,000 of United States TIPS, bearing interest at 0.13% due 04/15/2022 and by $64,435,000 of United States TIPS, bearing interest at 0.38% due 07/15/2027 having an approximate combined value of $303,811,336

		296,200,000	296,200,000

Total Repurchase Agreements (cost $997,100,000)			997,100,000
TOTAL INVESTMENTS (cost $1,908,982,747)		150.1%	1,929,233,195
Liabilities in excess of other assets		(50.1)	(644,113,638)

NET ASSETS		100.0%	$1,285,119,557

REVERSE REPURCHASE AGREEMENTS(11) (22.2%)			(284,659,595)

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At October 31, 2019, the aggregate value of these securities was $100,537,381 representing 7.8% of net assets.

**	Denominated in United States Dollars unless otherwise indicated.
(1)	Collateralized Mortgage Obligation
(2)	Commercial Mortgage Backed Security
(3)	Securities classified as Level 3 (see Note 1).
(4)	Collateralized Loan Obligation
(5)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(6)	Interest Only
(7)	Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at October 31, 2019.
(8)	Principal amount of security is adjusted for inflation.

(9)	Options — Purchased

Exchange-Traded Put Options — Purchased

Issue	Expiration Month	Strike Price	Number of Contracts	Notional Amount*	Premiums Paid	Value at October 31, 2019	Unrealized Appreciation/ (Depreciation)
5 Year U.S. Treasury Futures	November 2019	$109	163	$1,943,009	$1,402	$0	$(1,402)
S&P 500 Index	June 2020	2,050	417	126,666,252	798,550	348,195	(450,355)
S&P 500 Index	June 2020	2,350	417	126,666,252	1,753,501	959,100	(794,401)
S&P 500 Index	June 2020	2,650	417	126,666,252	3,594,973	2,303,925	(1,291,048)

					$6,148,426	$3,611,220	$(2,537,206)

*	Notional amount is calculated by multiplying the number of contracts by the multiplier by the market value of the underlying security or index.

(10)	Perpetual maturity - maturity date reflects the next call date.
(11)	Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Settlement Date	Maturity Date	Amount Borrowed	Amount Payable
Royal Bank of Scotland	2.03%	10/21/2019	11/4/2019	$(65,495,250)	$(65,535,875)
Royal Bank of Scotland	2.05%	10/18/2019	11/1/2019	(1,055,588)	(1,056,430)
Royal Bank of Scotland	2.07%	10/22/2019	11/1/2019	(110,503,750)	(110,567,290)
Royal Bank of Scotland	1.78%	11/1/2019	11/8/2019	(107,500,000)	(107,500,000)

				$(284,554,588)	$(284,659,595)

(12)	Security in default
(13)	The security or portion thereof was pledged as collateral for reverse repurchase agreements.
(14)	The security or portion thereof was pledged as collateral to cover margin requirements for open derivative contracts.

CLO — Collateralized Loan Obligation

REMIC — Real Estate Mortgage Investment Conduit

STRIPS — Separate Trading of Registered Interest and Principal Securities

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

TIPS — Treasury Inflation Protected Securities

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at October 31, 2019 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML — 1 Month USD LIBOR

1 ML GBP — 1 Month British Pound Sterling LIBOR

3 ML — 3 Month USD LIBOR

3 ML GBP — 3 Month British Pound Sterling LIBOR

COFI—11th District Cost of Funds

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
365	Long	90 Day Euro Dollar	December 2019	$89,380,013	$89,543,625	$163,612
78	Short	Euro-Bund	December 2019	15,337,283	14,941,982	395,301
45	Short	Euro-OAT	December 2019	8,657,231	8,450,737	206,494
195	Short	Long Gilt	December 2019	33,714,679	33,554,493	160,186
5,235	Long	S&P 500 E-Mini Index	December 2019	785,786,388	794,620,650	8,834,262
487	Short	U.S. Treasury 10 Year Ultra Long Bonds	December 2019	70,553,356	69,207,266	1,346,090
165	Short	U.S. Treasury 30 Year Ultra Long Bonds	December 2019	32,666,326	31,308,750	1,357,576
485	Short	U.S. Treasury Long Bonds	December 2019	80,152,763	78,266,875	1,885,888

						$ 14,349,409

						Unrealized (Depreciation)
110	Long	Euro-BTP	December 2019	$17,757,851	$17,724,008	$(33,843)
617	Short	U.S. Treasury 5 Year Notes	December 2019	73,457,712	73,548,328	(90,616)
574	Long	U.S. Treasury 10 Year Notes	December 2019	75,549,040	74,790,406	(758,634)
819	Long	Russell 2000 E-Mini Index	December 2019	64,804,538	64,021,230	(783,308)

						$(1,666,401)

Net Unrealized Appreciation (Depreciation)						$12,683,008

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Bank of America, N.A.	EUR	1,454,000	USD	1,611,411	11/04/2019	$—	$(10,235)
	GBP	7,052,000	USD	8,698,137	11/04/2019	—	(436,673)

						—	(446,908)

Barclays Bank PLC	GBP	838,000	USD	1,073,891	11/04/2019	—	(11,612)
	USD	558,660	IDR	7,938,337,200	12/18/2019	2,375	—

						2,375	(11,612)

Citibank N.A.	EUR	66,000	USD	72,608	11/04/2019	—	(1,002)
	GBP	2,922,000	USD	3,765,612	12/03/2019	—	(22,818)
	JPY	139,300,000	USD	1,286,734	11/15/2019	—	(3,942)
	PEN	5,797,212	USD	1,711,506	11/12/2019	—	(21,359)
	PEN	5,797,212	USD	1,734,965	01/15/2020	5,535	—
	USD	2,286,465	EUR	2,092,000	11/04/2019	46,742	—
	USD	4,616,974	GBP	3,602,000	11/04/2019	48,878	—
	USD	1,738,920	PEN	5,797,212	11/12/2019	—	(6,056)
	USD	7,563,060	JPY	800,200,000	11/15/2019	—	(148,850)
	USD	2,291,505	RUB	151,385,980	11/15/2019	65,920	—
	USD	521,922	INR	37,919,874	12/18/2019	8,898	—
	USD	2,049,827	MXN	40,481,000	01/16/2020	31,712	—

						207,685	(204,027)

Goldman Sachs Bank USA	GBP	838,000	USD	1,085,505	12/03/2019	—	(979)
	PEN	126,870	USD	38,000	11/18/2019	84	—
	USD	4,426,725	GBP	3,450,000	11/04/2019	42,234	—
	USD	450,246	COP	1,567,530,300	01/15/2020	12,241	—

						54,559	(979)

Net Unrealized Appreciation/(Depreciation)						$264,619	$(663,526)

COP — Colombian Peso

EUR — Euro Currency

GBP — British Pound Sterling

IDR — Indonesian Rupiah

INR — Indian Rupee

JPY — Japanese Yen

MXN — Mexican Peso

PEN — Peruvian Sol

RUB — New Russian Ruble

USD — United States Dollar

Over the Counter Total Return Swap Contracts

					Value
Counterparty	Notional Amount (000’s)	Termination Date	Fixed Payments Received (Paid) by the Portfolio	Total Return Received or Paid by Portfolio	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Goldman Sachs	9,276	08/12/2020	(3 Month USD LIBOR-BBA minus 17 bps)	MSCI EAFE Index	$—	$4,446,701
Citibank	821	06/17/2020	(3 Month USD LIBOR-BBA minus 21 bps)	MSCI EAFE Index	—	153,197
Citibank	21,968	05/20/2020	(3 Month USD LIBOR-BBA minus 22 bps)	MSCI EAFE Index	—	8,310,538

					$—	$12,910,436

Centrally Cleared Interest Rate Swap Contracts

			Rates Exchanged		Value
	Notional Amount (000’s)	Maturity Date	Payments Received (Paid) by the Portfolio / Frequency	Payments Made by the Portfolio / Frequency	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
EUR	6,400	12/18/2029	0.500%/Semi-annually	6 Month USD EURIBOR- BBA/Semi-annually	$117,009	$225,334

			Rates Exchanged		Value
	Notional Amount (000’s)	Maturity Date	Payments Received (Paid) by the Portfolio / Frequency	Payments Made by the Portfolio / Frequency	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
JPY	740,000	03/20/2038	6 Month JPY LIBOR-BBA/Semi-annually	0.750%/Semi-annually	$94,689	$(835,379)
USD	46,800	02/04/2023	3 Month USD LIBOR-BBA/Quarterly	3.000%/Quarterly	—	(1,453,355)

					$94,689	$(2,288,734)

				Total	$211,698	$(2,063,400)

Centrally Cleared Credit Default Swaps on Credit Indices -- Sell Protection(4)

						Value(3)
Reference Obligation	Fixed Deal Receive Rate / Payment Frequency		Maturity Date	Implied Credit Spread at October 31, 2019(1)	Notional Amount (2) (000’s)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX ITRAXX Investment Grade Index	1.000	% /Quarterly	12/20/2023	0.4194%	$45,000	$(449,103)	$(594,132)

(1)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging market country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(2)

The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

BBA — British Banking Association

CDOR— Canadian Dollar Offered Rate

EUR — Euro Currency

EURIBOR — Euro Interbank Offered Rate

LIBOR — London Interbank Offered Rate

USD — United States Dollar

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2019 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed Securities:
Diversified Financial Services	$—	$62,456,312	$2,507,531	$64,963,843
U.S. Corporate Bonds & Notes	—	90,681,805	—	90,681,805
Foreign Corporate Bonds & Notes	—	63,376,456	—	63,376,456
U.S. Government Agencies	—	263,451,912	—	263,451,912
U.S. Government Treasuries	—	433,589,854	—	433,589,854
Foreign Government Obligations	—	8,083,503	—	8,083,503
Municipal Bonds & Notes	—	439,420	—	439,420
Exchange - Traded Put Options - Purchased	3,611,220	0	—	3,611,220
Preferred Securities/Capital Securities	—	2,632,416	—	2,632,416
Short-Term Investment Securities	—	1,302,766	—	1,302,766
Repurchase Agreements	—	997,100,000	—	997,100,000

Total Investments at Value	$3,611,220	$1,923,114,444	$2,507,531	$1,929,233,195

Other Financial Instruments:+
Futures Contracts	$14,349,409	$—	$—	$14,349,409
Forward Foreign Currency Contracts	—	264,619	—	264,619
Over the Counter Total Return Swap Contracts	—	12,910,436	—	12,910,436
Centrally Cleared Interest Rate Swap Contracts	—	225,334	—	225,334

Total Other Financial Instruments	$14,349,409	$13,400,389	$—	$27,749,798

LIABILITIES:
Investments at Value:*
Reverse Repurchase Agreements	$—	$284,659,595	$—	$284,659,595

Other Financial Instruments:+
Futures Contracts	$1,666,401	$—	$—	$1,666,401
Forward Foreign Currency Contracts	—	663,526	—	663,526
Centrally Cleared Interest Rate Swap Contracts	—	2,288,734	—	2,288,734
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection	—	594,132	—	594,132

Total Other Financial Instruments	$1,666,401	$3,546,392	$—	$5,212,793

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio. There were no Level 3 transfers during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA PineBridge High-Yield Bond Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2019 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

U.S. CORPORATE BONDS & NOTES — 78.5%
Advertising Sales — 0.3%
National CineMedia LLC Senior Sec. Notes 5.88% due 04/15/2028*	$810,000	$851,391

Airlines — 0.0%
Atlas Air, Inc. Pass-Through Certs. Series 1999-1, Class B 7.63% due 01/02/2020(1)	29,971	30,145

Applications Software — 1.2%
CDK Global, Inc. Senior Notes 5.88% due 06/15/2026	1,563,000	1,672,410
SS&C Technologies, Inc. Company Guar. Notes 5.50% due 09/30/2027*	1,705,000	1,824,350

		3,496,760

Auction Houses/Art Dealers — 0.5%
BidFair MergeRight, Inc. Senior Sec. Notes 7.38% due 10/15/2027*	1,445,000	1,445,000

Auto-Heavy Duty Trucks — 0.6%
Allison Transmission, Inc. Senior Notes 5.00% due 10/01/2024*	1,595,000	1,632,881

Batteries/Battery Systems — 1.6%
Energizer Holdings, Inc. Company Guar. Notes 6.38% due 07/15/2026*	2,010,000	2,143,263
EnerSys Company Guar. Notes 5.00% due 04/30/2023*	2,310,000	2,382,187

		4,525,450

Building & Construction Products-Misc. — 0.8%
Standard Industries, Inc. Senior Notes 6.00% due 10/15/2025*	2,350,000	2,467,500

Building & Construction-Misc. — 0.6%
Frontdoor, Inc. Senior Notes 6.75% due 08/15/2026*	1,654,000	1,800,793

Building-Heavy Construction — 0.5%
Tutor Perini Corp. Company Guar. Notes 6.88% due 05/01/2025*	1,573,000	1,568,832

Cable/Satellite TV — 5.0%
Block Communications, Inc. Senior Notes 6.88% due 02/15/2025*	2,108,000	2,197,590
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.00% due 02/01/2028*	1,161,000	1,214,290
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.38% due 06/01/2029*	735,000	784,612
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.50% due 05/01/2026*	524,000	552,165
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.88% due 04/01/2024*	581,000	605,693
Charter Communications Operating LLC/Charter Communications Operating Capital FRS Senior Sec. Notes 3.56% (3 ML+1.65%) due 02/01/2024	1,686,000	1,734,759
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.05% due 03/30/2029	1,205,000	1,358,900
CSC Holdings LLC Senior Notes 5.25% due 06/01/2024	1,375,000	1,481,562
CSC Holdings LLC Company Guar. Notes 5.50% due 04/15/2027*	4,355,000	4,616,344

		14,545,915

Casino Services — 0.8%
Eldorado Resorts, Inc. Company Guar. Notes 6.00% due 09/15/2026	2,180,000	2,389,825

Cellular Telecom — 3.1%
Sprint Corp. Company Guar. Notes 7.88% due 09/15/2023	7,388,000	8,154,505
T-Mobile USA, Inc. Company Guar. Notes 6.50% due 01/15/2024	829,000	861,124

		9,015,629

Chemicals-Plastics — 0.5%
Neon Holdings, Inc. Senior Sec. Notes 10.13% due 04/01/2026*	1,479,000	1,462,361

Coal — 0.5%
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. Company Guar. Notes 7.50% due 06/15/2025*	1,566,000	1,331,100

Commercial Services — 1.1%
Harsco Corp. Company Guar. Notes 5.75% due 07/31/2027*	1,088,000	1,130,182
Nielsen Finance LLC/Nielsen Finance Co. Company Guar. Notes 5.00% due 04/15/2022*	1,925,000	1,934,663

		3,064,845

Commercial Services-Finance — 0.6%
MPH Acquisition Holdings LLC Company Guar. Notes 7.13% due 06/01/2024*	2,000,000	1,850,100

Computer Software — 0.7%
Rackspace Hosting, Inc. Company Guar. Notes 8.63% due 11/15/2024*	2,130,000	1,948,950

Computers — 1.3%
Dell International LLC/EMC Corp. Senior Sec. Notes 6.02% due 06/15/2026*	3,290,000	3,755,132

Computers-Integrated Systems — 1.3%
Diebold Nixdorf, Inc. Company Guar. Notes 8.50% due 04/15/2024	2,127,000	1,834,537
NCR Corp. Company Guar. Notes 5.75% due 09/01/2027*	733,000	751,325
NCR Corp. Company Guar. Notes 6.13% due 09/01/2029*	1,056,000	1,106,160

		3,692,022

Consumer Products-Misc. — 0.6%
Central Garden & Pet Co. Company Guar. Notes 5.13% due 02/01/2028	1,761,000	1,809,075

Containers-Metal/Glass — 1.5%
Crown Cork & Seal Co., Inc. Company Guar. Notes 7.38% due 12/15/2026	905,000	1,086,000
Owens-Brockway Glass Container, Inc. Company Guar. Notes 5.38% due 01/15/2025*	1,422,000	1,434,442
Silgan Holdings, Inc. Senior Notes 4.75% due 03/15/2025	1,700,000	1,738,250

		4,258,692

Containers-Paper/Plastic — 0.8%
Berry Global, Inc. Sec. Notes 4.50% due 02/15/2026*	675,000	679,219
Sealed Air Corp. Company Guar. Notes 5.13% due 12/01/2024*	1,614,000	1,739,085

		2,418,304

Cosmetics & Toiletries — 1.5%
Coty, Inc. Company Guar. Notes 6.50% due 04/15/2026*	2,400,000	2,458,992
First Quality Finance Co., Inc. Company Guar. Notes 5.00% due 07/01/2025*	1,761,000	1,822,987

		4,281,979

Dialysis Centers — 1.1%
DaVita HealthCare Partners, Inc. Company Guar. Notes 5.00% due 05/01/2025	850,000	858,670
DaVita HealthCare Partners, Inc. Company Guar. Notes 5.13% due 07/15/2024	2,209,000	2,254,881

		3,113,551

Distribution/Wholesale — 1.4%
ABC Supply Co., Inc. Senior Sec. Notes 4.00% due 01/15/2028*	836,000	833,910
Anixter, Inc. Company Guar. Notes 6.00% due 12/01/2025	1,224,000	1,257,660
H&E Equipment Services, Inc. Company Guar. Notes 5.63% due 09/01/2025	2,033,000	2,137,191

		4,228,761

E-Commerce/Services — 0.5%
GrubHub Holdings, Inc. Company Guar. Notes 5.50% due 07/01/2027*	1,569,000	1,470,938

Electric-Distribution — 0.6%
NextEra Energy Operating Partners LP Company Guar. Notes 4.25% due 07/15/2024*	1,625,000	1,669,200

Electric-Generation — 0.6%
Vistra Operations Co. LLC Company Guar. Notes 5.00% due 07/31/2027*	1,585,000	1,636,513

Electric-Integrated — 0.5%
Talen Energy Supply LLC Senior Sec. Notes 6.63% due 01/15/2028*	657,000	634,005
Talen Energy Supply LLC Senior Sec. Notes 7.25% due 05/15/2027*	732,000	730,170

		1,364,175

Electronic Components-Semiconductors — 0.5%
Amkor Technology, Inc. Senior Notes 6.63% due 09/15/2027*	1,352,000	1,480,440

Electronic Parts Distribution — 1.0%
Ingram Micro, Inc. Senior Notes 5.45% due 12/15/2024	2,734,000	2,825,034

Energy-Alternate Sources — 0.8%
Pattern Energy Group, Inc. Company Guar. Notes 5.88% due 02/01/2024*	2,373,000	2,432,325

Enterprise Software/Service — 0.7%
Donnelley Financial Solutions, Inc. Company Guar. Notes 8.25% due 10/15/2024	2,012,000	2,092,480

Finance-Auto Loans — 0.5%
Credit Acceptance Corp. Company Guar. Notes 6.63% due 03/15/2026*	1,446,000	1,536,375

Finance-Consumer Loans — 2.2%
Enova International, Inc. Company Guar. Notes 8.50% due 09/01/2024*	1,629,000	1,510,897
Enova International, Inc. Company Guar. Notes 8.50% due 09/15/2025*	1,420,000	1,308,530
SLM Corp. Senior Notes 5.63% due 08/01/2033	1,912,000	1,663,440
Springleaf Finance Corp. Company Guar. Notes 6.88% due 03/15/2025	1,650,000	1,868,625

		6,351,492

Finance-Investment Banker/Broker — 0.6%
LPL Holdings, Inc. Company Guar. Notes 5.75% due 09/15/2025*	1,662,000	1,724,325

Finance-Mortgage Loan/Banker — 0.7%
Quicken Loans, Inc. Company Guar. Notes 5.75% due 05/01/2025*	1,900,000	1,956,012

Food-Dairy Products — 0.0%
Land O’ Lakes, Inc. Junior Sub. Notes 7.00% due 09/18/2028*(8)	110,000	103,400

Food-Misc./Diversified — 1.0%
Lamb Weston Holdings, Inc. Company Guar. Notes 4.63% due 11/01/2024*	1,095,000	1,151,119
Post Holdings, Inc. Company Guar. Notes 5.50% due 03/01/2025*	1,645,000	1,723,302

		2,874,421

Food-Retail — 0.9%
Albertsons Cos. LLC/Safeway, Inc./New Albertsons LP/Albertson’s LLC Company Guar. Notes 5.75% due 03/15/2025	1,739,000	1,799,343
Albertsons Cos. LLC/Safeway, Inc./New Albertsons LP/Albertson’s LLC Company Guar. Notes 5.88% due 02/15/2028*	847,000	904,173

		2,703,516

Gambling (Non-Hotel) — 0.4%
Twin River Worldwide Holdings, Inc. Senior Notes 6.75% due 06/01/2027*	988,000	1,040,166
Waterford Gaming LLC/Waterford Gaming Financial Corp. Escrow Notes 8.63% due 09/15/2014†*(1)	569,536	34,457

		1,074,623

Hazardous Waste Disposal — 0.4%
Clean Harbors, Inc. Company Guar. Notes 4.88% due 07/15/2027*	1,046,000	1,090,392

Hotels/Motels — 1.0%
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc. Company Guar. Notes 6.13% due 12/01/2024	952,000	1,011,500
Wyndham Worldwide Corp. Senior Sec. Notes 5.40% due 04/01/2024	875,000	927,500
Wyndham Worldwide Corp. Senior Sec. Notes 5.75% due 04/01/2027	805,000	879,462

		2,818,462

Independent Power Producers — 0.8%
Clearway Energy Operating LLC Company Guar. Notes 5.75% due 10/15/2025	1,450,000	1,488,063
NRG Yield Operating LLC Company Guar. Notes 5.00% due 09/15/2026	907,000	907,000

		2,395,063

Insurance-Property/Casualty — 0.6%
AmWINS Group, Inc. Company Guar. Notes 7.75% due 07/01/2026*	1,715,000	1,843,625

Internet Connectivity Services — 0.6%
Cogent Communications Group, Inc. Senior Sec. Notes 5.38% due 03/01/2022*	1,598,000	1,661,920

Internet Content-Entertainment — 2.0%
Netflix, Inc. Senior Notes 4.38% due 11/15/2026	1,979,000	2,014,226
Netflix, Inc. Senior Notes 4.88% due 06/15/2030*	3,690,000	3,730,590

		5,744,816

Investment Companies — 0.4%
FS Energy & Power Fund Senior Sec. Notes 7.50% due 08/15/2023*	1,236,000	1,253,180

Machinery-Construction & Mining — 0.4%
Terex Corp. Company Guar. Notes 5.63% due 02/01/2025*	1,169,000	1,171,923

Medical Labs & Testing Services — 0.3%
Catalent Pharma Solutions, Inc. Company Guar. Notes 5.00% due 07/15/2027*	828,000	865,260

Medical Products — 0.5%
Hologic, Inc. Company Guar. Notes 4.38% due 10/15/2025*	1,350,000	1,383,116

Medical-Hospitals — 1.4%
HCA, Inc. Company Guar. Notes 5.38% due 02/01/2025	3,650,000	4,010,437

Metal-Copper — 1.0%
Freeport-McMoRan Copper & Gold, Inc. Company Guar. Notes 3.88% due 03/15/2023	1,931,000	1,959,965
Freeport-McMoRan, Inc. Company Guar. Notes 5.25% due 09/01/2029	1,039,000	1,057,494

		3,017,459

Metal-Iron — 0.4%
Cleveland-Cliffs, Inc. Company Guar. Notes 5.75% due 03/01/2025	1,291,000	1,274,863

Multimedia — 0.9%
E.W. Scripps Co. Company Guar. Notes 5.13% due 05/15/2025*	2,525,000	2,559,719

Oil Companies-Exploration & Production — 3.9%
Brazos Valley Longhorn LLC/Brazos Valley Longhorn Finance Corp. Company Guar. Notes 6.88% due 02/01/2025	2,000,000	1,570,000
Callon Petroleum Co. Company Guar. Notes 6.38% due 07/01/2026	1,705,000	1,589,912
Centennial Resource Production LLC Company Guar. Notes 6.88% due 04/01/2027*	1,650,000	1,617,000
Chaparral Energy, Inc. Senior Notes 8.75% due 07/15/2023*	2,934,000	1,232,280
Extraction Oil & Gas, Inc. Company Guar. Notes 5.63% due 02/01/2026*	2,150,000	913,750
Hilcorp Energy I LP/Hilcorp Finance Co. Senior Notes 5.00% due 12/01/2024*	2,540,000	2,255,012
Lonestar Resources America, Inc. Company Guar. Notes 11.25% due 01/01/2023*	1,985,000	1,389,500
Southwestern Energy Co. Company Guar. Notes 7.50% due 04/01/2026	803,000	704,705

		11,272,159

Oil Field Machinery & Equipment — 0.4%
Hi-Crush Partners LP Company Guar. Notes 9.50% due 08/01/2026*	2,576,000	1,107,680

Oil-Field Services — 1.4%
Calfrac Holdings LP Company Guar. Notes 8.50% due 06/15/2026*	1,517,000	650,869
Nine Energy Service, Inc. Company Guar. Notes 8.75% due 11/01/2023*	937,000	702,750
Pioneer Energy Services Corp. Company Guar. Notes 6.13% due 03/15/2022	2,263,000	792,050
SESI LLC Company Guar. Notes 7.75% due 09/15/2024	2,298,000	1,263,900
USA Compression Partners LP/USA Compression Finance Corp. Company Guar. Notes 6.88% due 04/01/2026	722,000	729,220

		4,138,789

Pipelines — 4.1%
Antero Midstream Partners LP/Antero Midstream Finance Corp. Company Guar. Notes 5.75% due 03/01/2027*	69,000	51,319
Cheniere Corpus Christi Holdings LLC Senior Sec. Notes 7.00% due 06/30/2024	2,225,000	2,558,928
Cheniere Energy Partners LP Company Guar. Notes 4.50% due 10/01/2029*	647,000	659,131
Cheniere Energy Partners LP Senior Sec. Notes 5.25% due 10/01/2025	1,315,000	1,361,025
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 5.63% due 06/15/2024	1,950,000	1,823,250
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 6.00% due 05/15/2023	650,000	633,750
Holly Energy Partners LP/Holly Energy Finance Corp. Company Guar. Notes 6.00% due 08/01/2024*	1,124,000	1,170,365
SemGroup Corp./Rose Rock Finance Corp. Company Guar. Notes 5.63% due 07/15/2022	1,275,000	1,289,051

SemGroup Corp./Rose Rock Finance Corp. Company Guar. Notes 5.63% due 11/15/2023	1,415,000	1,446,837
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. Company Guar. Notes 5.50% due 08/15/2022	1,167,000	1,044,465

		12,038,121

Poultry — 0.4%
Pilgrim’s Pride Corp. Company Guar. Notes 5.88% due 09/30/2027*	1,020,000	1,092,950

Radio — 1.3%
Sirius XM Radio, Inc. Company Guar. Notes 4.63% due 07/15/2024*	2,915,000	3,046,175
Sirius XM Radio, Inc. Company Guar. Notes 5.38% due 07/15/2026*	611,000	644,605

		3,690,780

Real Estate Investment Trusts — 6.3%
CTR Partnership LP/CareTrust Capital Corp. Company Guar. Notes 5.25% due 06/01/2025	1,729,000	1,798,160
ESH Hospitality, Inc. Company Guar. Notes 4.63% due 10/01/2027*	1,255,000	1,258,263
ESH Hospitality, Inc. Company Guar. Notes 5.25% due 05/01/2025*	1,530,000	1,577,812
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 5.38% due 04/15/2026	1,390,000	1,528,514
HAT Holdings I LLC/HAT Holdings II LLC Company Guar. Notes 5.25% due 07/15/2024*	1,634,000	1,717,742
Iron Mountain, Inc. Company Guar. Notes 4.88% due 09/15/2027*	1,845,000	1,907,269
iStar, Inc. Senior Notes 5.25% due 09/15/2022	1,064,000	1,089,270
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. Company Guar. Notes 5.75% due 02/01/2027*	1,477,000	1,669,010
MPT Operating Partnership LP/MPT Finance Corp. Company Guar. Notes 5.00% due 10/15/2027	1,393,000	1,466,133
Sabra Health Care LP Company Guar. Notes 5.13% due 08/15/2026	2,536,000	2,747,212
Starwood Property Trust, Inc. Senior Notes 4.75% due 03/15/2025	1,598,000	1,659,423

		18,418,808

Real Estate Management/Services — 0.6%
Newmark Group, Inc. Senior Notes 6.13% due 11/15/2023	1,609,000	1,754,833

Real Estate Operations & Development — 0.8%
Kennedy-Wilson, Inc. Company Guar. Notes 5.88% due 04/01/2024	2,230,000	2,308,050

Rental Auto/Equipment — 1.5%
Ahern Rentals, Inc. Sec. Notes 7.38% due 05/15/2023*	1,860,000	1,506,600
Ashtead Capital, Inc. Sec. Notes 4.00% due 05/01/2028*	581,000	583,179
Ashtead Capital, Inc. Sec. Notes 4.25% due 11/01/2029*	860,000	868,600
Capitol Investment Merger Sub 2 LLC Sec. Notes 10.00% due 08/01/2024*	1,400,000	1,442,000

		4,400,379

Retail-Appliances — 0.6%
Conn’s, Inc. Company Guar. Notes 7.25% due 07/15/2022	1,819,000	1,841,738

Retail-Automobile — 0.6%
Lithia Motors, Inc. Company Guar. Notes 5.25% due 08/01/2025*	1,763,000	1,846,743

Retail-Petroleum Products — 0.4%
Murphy Oil USA, Inc. Company Guar. Notes 4.75% due 09/15/2029	1,030,000	1,075,063

Retail-Restaurants — 1.0%
Brinker International, Inc. Company Guar. Notes 5.00% due 10/01/2024*	1,828,000	1,938,823
Yum! Brands, Inc. Senior Notes 4.75% due 01/15/2030*	1,031,000	1,081,261

		3,020,084

Rubber/Plastic Products — 0.0%
Venture Holdings Co. LLC Company Guar. Notes 11.00% due 06/01/2007†(1)(2)(3)	750,000	0

Satellite Telecom — 0.7%
Hughes Satellite Systems Corp. Company Guar. Notes 6.63% due 08/01/2026	1,923,000	2,081,648

Security Services — 1.1%
Prime Security Services Borrower LLC/Prime Finance, Inc. Senior Sec. Notes 5.25% due 04/15/2024*	1,862,000	1,906,222
Prime Security Services Borrower LLC/Prime Finance, Inc. Senior Sec. Notes 5.75% due 04/15/2026*	1,368,000	1,401,790

		3,308,012

Steel-Producers — 0.5%
Commercial Metals Co. Senior Notes 5.75% due 04/15/2026	1,429,000	1,473,656

Telephone-Integrated — 1.8%
CenturyLink, Inc. Senior Notes 7.50% due 04/01/2024	3,150,000	3,575,250
Frontier Communications Corp. Senior Notes 8.75% due 04/15/2022	831,000	388,492
Level 3 Financing, Inc. Company Guar. Notes 4.63% due 09/15/2027*	1,220,000	1,241,350

		5,205,092

Television — 1.0%
Belo Corp. Company Guar. Notes 7.25% due 09/15/2027	1,080,000	1,231,200
Belo Corp. Company Guar. Notes 7.75% due 06/01/2027	1,477,000	1,705,935

		2,937,135

Total U.S. Corporate Bonds & Notes (cost $231,201,893)		228,382,217

FOREIGN CORPORATE BONDS & NOTES — 16.1%
Agricultural Chemicals — 1.1%
Consolidated Energy Finance SA Senior Notes 6.88% due 06/15/2025*	2,065,000	2,003,050
OCI NV Senior Sec. Notes 5.25% due 11/01/2024*	1,113,000	1,151,955

		3,155,005

Auto/Truck Parts & Equipment-Original — 0.6%
Delphi Jersey Holdings PLC Company Guar. Notes 5.00% due 10/01/2025*	1,840,000	1,591,600

Cable/Satellite TV — 1.2%
Altice Financing SA Senior Sec. Notes 7.50% due 05/15/2026*	1,225,000	1,301,563
Altice Luxembourg SA Company Guar. Notes 7.63% due 02/15/2025*	2,045,000	2,108,906

		3,410,469

Cellular Telecom — 1.8%
Altice France SA Senior Sec. Notes 8.13% due 02/01/2027*	550,000	609,813
C&W Senior Financing Designated Activity Co. Senior Notes 6.88% due 09/15/2027*	2,185,000	2,299,712
Numericable-SFR SA Senior Sec. Notes 7.38% due 05/01/2026*	2,258,000	2,417,968

		5,327,493

Computer Software — 0.1%
Camelot Finance SA Senior Sec. Notes 4.50% due 11/01/2026*	354,000	357,682

Computers-Memory Devices — 0.6%
Seagate HDD Cayman Company Guar. Notes 4.75% due 01/01/2025	1,765,000	1,867,592

Containers-Metal/Glass — 1.2%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. Company Guar. Notes 5.25% due 08/15/2027*	1,625,000	1,665,625
Trivium Packaging Finance BV Company Guar. Notes 8.50% due 08/15/2027*	1,625,000	1,732,656

		3,398,281

Containers-Paper/Plastic — 0.6%
Intertape Polymer Group, Inc. Company Guar. Notes 7.00% due 10/15/2026*	1,568,000	1,640,285

Diversified Financial Services — 0.5%
Fairstone Financial, Inc. Senior Notes 7.88% due 07/15/2024*	1,508,000	1,587,924

Diversified Minerals — 0.8%
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 4.50% due 09/15/2027*	2,250,000	2,220,469

Finance-Leasing Companies — 0.9%
Avolon Holdings Funding, Ltd. Company Guar. Notes 5.13% due 10/01/2023*	1,675,000	1,807,325
Avolon Holdings Funding, Ltd. Company Guar. Notes 5.25% due 05/15/2024*	797,000	869,128

		2,676,453

Food-Meat Products — 0.8%
JBS USA LUX SA/JBS USA Finance, Inc. Company Guar. Notes 5.75% due 06/15/2025*	452,000	469,515
JBS USA LUX SA/JBS USA Finance, Inc. Company Guar. Notes 5.88% due 07/15/2024*	1,860,000	1,918,125

		2,387,640

Medical-Drugs — 0.6%
Bausch Health Cos., Inc. Company Guar. Notes 6.13% due 04/15/2025*	1,645,000	1,707,716

Metal-Copper — 0.6%
First Quantum Minerals, Ltd. Company Guar. Notes 6.50% due 03/01/2024*	687,000	671,199
First Quantum Minerals, Ltd. Company Guar. Notes 7.25% due 04/01/2023*	1,182,000	1,185,694

		1,856,893

Metal-Iron — 0.6%
Mineral Resources, Ltd. Senior Notes 8.13% due 05/01/2027*	1,699,000	1,788,197

Oil & Gas Drilling — 0.2%
Noble Holding International, Ltd. Company Guar. Notes 7.88% due 02/01/2026*	659,000	434,940

Oil Companies-Exploration & Production — 0.5%
MEG Energy Corp. Sec. Notes 6.50% due 01/15/2025*	1,526,000	1,587,040

Paper & Related Products — 0.5%
Cascades, Inc. Company Guar. Notes 5.50% due 07/15/2022*	1,003,000	1,018,045
Cascades, Inc. Company Guar. Notes 5.75% due 07/15/2023*	360,000	369,000

		1,387,045

Retail-Petroleum Products — 0.6%
eG Global Finance PLC Senior Sec. Notes 6.75% due 02/07/2025*	1,848,000	1,848,000

Satellite Telecom — 1.3%
Intelsat Jackson Holdings SA Company Guar. Notes 5.50% due 08/01/2023	2,411,000	2,254,285
Telesat Canada/Telesat LLC Senior Notes 6.50% due 10/15/2027*	1,435,000	1,498,212

		3,752,497

Security Services — 1.0%
GW B-CR Security Corp. Senior Notes 9.50% due 11/01/2027*	2,805,000	2,882,137

Special Purpose Entity — 0.0%
Hellas Telecommunications Luxembourg II SCA Sub. Notes 6.03% due 01/15/2015†*(1)(2)(3)	1,210,000	0

Total Foreign Corporate Bonds & Notes (cost $46,960,046)		46,865,358

LOANS (5)(6)(7)— 1.5%
Disposable Medical Products — 0.5%
Sterigenics-Nordion Holdings LLC FRS BTL 4.93% (3 ML+3.00%) due 05/15/2022	1,648,321	1,624,969

E-Commerce/Services — 0.1%
RentPath LLC FRS 2nd Lien 10.79% (1 ML+9.00%) due 12/17/2022	2,913,240	274,937

Human Resources — 0.3%
Team Health Holdings, Inc. FRS 1st Lien 4.54% (1 ML+2.75%) due 02/06/2024	1,099,650	852,229

Theaters — 0.6%
William Morris Endeavor Entertainment LLC FRS BTL-B1 4.54% (1 ML+2.75%) due 05/18/2025	1,004,306	968,617
William Morris Endeavor Entertainment LLC FRS BTL-B1 4.62% (2 ML+2.75%) due 05/18/2025	750,759	724,080
William Morris Endeavor Entertainment LLC FRS BTL-B1 4.68% (3 ML+2.75%) due 05/18/2025	4,645	4,480

		1,697,177

Total Loans (cost $7,239,039)		4,449,312

COMMON STOCKS — 0.2%
Television — 0.2%
ION Media Networks, Inc.†(1)(4) (cost $8)	822	634,995

PREFERRED SECURITIES/CAPITAL SECURITIES — 0.6%
Food-Dairy Products — 0.6%
Land O’Lakes Capital Trust I 7.45% due 03/15/2028* (cost $1,469,318)	$1,410,000	1,586,250

Total Long-Term Investment Securities (cost $286,870,304)		281,918,132

SHORT-TERM INVESTMENT SECURITIES – 1.5%
Registered Investment Companies – 1.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.75%(9) (cost $4,420,612)	4,420,612	4,420,612

TOTAL INVESTMENTS (cost $291,290,916)	98.4%	286,338,744
Other assets less liabilities	1.6	4,725,357

NET ASSETS	100.0%	$291,064,101

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At October 31, 2019, the aggregate value of these securities was $171,741,352 representing 59.0% of net assets.

†	Non-income producing security
(1)	Securities classified as Level 3 (see Note 1).
(2)	Security in default of interest and principal at maturity.
(3)	Company has filed for bankruptcy protection.
(4)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of October 31, 2019, the Portfolio held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
ION Media Networks, Inc	03/05/2014	822	$8	$634,995	$772.50	0.22%

(5)

The Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.

(6)

Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(7)	All loans in the portfolio were purchased through assignment agreements unless otherwise indicated.
(8)	Perpetual maturity – maturity date reflects the next call date.
(9)	The rate shown is the 7-day yield as of October 31, 2019.

FRS	— Floating Rate Security

The rates shown on FRS are the current interest rates at October 31, 2019 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML — 1 Month USD LIBOR

2 ML — 2 Month USD LIBOR

3 ML — 3 Month USD LIBOR

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2019 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
U.S. Corporate Bonds & Notes:
Airlines	$—	$—	$30,145	$30,145
Gambling (Non-Hotel)	—	1,040,166	34,457	1,074,623
Rubber/Plastic Products	—	—	0	0
Other Industries	—	227,277,449	—	227,277,449
Foreign Corporate Bonds & Notes:
Special Purpose Entity	—	—	0	0
Other Industries	—	46,865,358	—	46,865,358
Loans	—	4,449,312	—	4,449,312
Common Stocks	—	—	634,995	634,995
Preferred Securities/Capital Securities	—	1,586,250	—	1,586,250
Short-Term Investment Securities	4,420,612	—	—	4,420,612

Total Investments at Value	$4,420,612	$281,218,535	$699,597	$286,338,744

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio. There were no Level 3 transfers during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Putnam International Growth and Income Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2019 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 98.4%
Australia — 5.4%
Australia & New Zealand Banking Group, Ltd.	288,257	$5,313,504
Boral, Ltd.	289,911	1,005,246
Qantas Airways, Ltd.	632,033	2,792,785
QBE Insurance Group, Ltd.	302,018	2,623,271
Telstra Corp., Ltd.	635,259	1,528,326
Vicinity Centres	129,648	238,626

		13,501,758

Canada — 4.5%
BCE, Inc.	54,900	2,604,321
Encana Corp.	252,900	990,786
Magna International, Inc.	45,812	2,463,295
Suncor Energy, Inc.	173,851	5,168,936

		11,227,338

Finland — 1.0%
Fortum Oyj	103,425	2,525,009

France — 13.4%
AXA SA	185,129	4,890,344
Cie de Saint-Gobain	51,720	2,103,710
Eurazeo SE	40,555	2,826,936
Natixis SA	386,072	1,770,139
Sanofi	56,240	5,182,294
SCOR SE	5,975	251,763
TOTAL SA	67,137	3,529,369
Veolia Environnement SA	180,865	4,754,509
Vinci SA	70,190	7,875,258

		33,184,322

Germany — 4.2%
Allianz SE	14,858	3,629,076
KION Group AG	26,287	1,746,759
Siemens AG	43,245	4,986,135

		10,361,970

Hong Kong — 2.5%
AIA Group, Ltd.	611,400	6,121,061

Ireland — 3.7%
Bank of Ireland Group PLC	284,609	1,368,734
CRH PLC	57,454	2,094,083
Dalata Hotel Group PLC	365,762	2,162,051
Kerry Group PLC, Class A (ISE)	19,616	2,371,545
Kerry Group PLC, Class A (LSE)	9,593	1,164,059

		9,160,472

Japan — 22.1%
Asahi Group Holdings, Ltd.	66,200	3,328,697
Hoya Corp.	30,900	2,747,779
ITOCHU Corp.	175,700	3,694,923
Japan Airlines Co., Ltd.	4,500	140,596
KDDI Corp.	64,400	1,788,458
Kyocera Corp.	24,000	1,587,258
Minebea Mitsumi, Inc.	182,700	3,518,993
Mitsubishi Corp.	211,000	5,400,537
Mizuho Financial Group, Inc.	1,394,600	2,179,910
Nintendo Co., Ltd.	4,300	1,537,791
Nippon Telegraph & Telephone Corp.	102,900	5,122,608
Nissan Motor Co., Ltd.	84,100	536,888
NSK, Ltd.	194,600	1,830,851
ORIX Corp.	176,500	2,789,122
Panasonic Corp.	185,400	1,574,157
SCREEN Holdings Co., Ltd.	46,900	3,296,333
Seven & i Holdings Co., Ltd.	55,200	2,095,750
Shiseido Co., Ltd.	25,700	2,134,249
Sony Corp.	48,100	2,950,852
Sumitomo Mitsui Financial Group, Inc.	132,600	4,764,219
Yamaha Motor Co., Ltd.	83,300	1,650,727

		54,670,698

Jersey — 1.4%
Ferguson PLC	40,317	3,439,515

Netherlands — 5.9%
ING Groep NV	717,337	8,102,863
Koninklijke Ahold Delhaize NV	125,439	3,123,314
Unilever NV	57,416	3,390,709

		14,616,886

Norway — 1.0%
DNB ASA	134,026	2,435,339

Singapore — 0.9%
DBS Group Holdings, Ltd.	112,900	2,157,668

South Korea — 1.9%
Samsung Electronics Co., Ltd.	106,159	4,598,748

Spain — 1.2%
Aena SME SA*	11,893	2,181,971
CaixaBank SA	320,147	915,858

		3,097,829

Sweden — 1.5%
EQT AB†	180,613	1,732,861
Skandinaviska Enskilda Banken AB, Class A	59,113	566,415
Tele2 AB, Class B	95,948	1,371,793

		3,671,069

Switzerland — 7.3%
Alcon, Inc.†	14,436	852,551
Credit Suisse Group AG	118,775	1,472,497
LafargeHolcim, Ltd.	36,779	1,896,924
Novartis AG	100,239	8,747,669
SIG Combibloc Group AG	250,652	3,465,680
UBS Group AG	135,501	1,598,815

		18,034,136

Taiwan — 0.7%
Sino-American Silicon Products, Inc.	615,000	1,854,667

United Kingdom — 19.8%
Anglo American PLC	132,294	3,395,810
Ashtead Group PLC	84,169	2,559,985
AstraZeneca PLC	63,391	6,159,337
BAE Systems PLC	273,448	2,040,963
British Land Co. PLC	301,994	2,427,713
Imperial Brands PLC	123,142	2,699,581
Lloyds Banking Group PLC	1,986,935	1,461,905
Prudential PLC	267,956	4,680,601
Quilter PLC*	1,576,629	2,795,891
Rio Tinto PLC	55,348	2,877,839

Royal Dutch Shell PLC, Class A	207,722	6,031,588
Royal Dutch Shell PLC, Class B	116,216	3,338,987
SSE PLC	177,745	2,955,156
Vodafone Group PLC	2,835,966	5,782,198

		49,207,554

Total Long-Term Investment Securities (cost $231,999,536)		243,866,039

SHORT-TERM INVESTMENT SECURITIES — 0.1%
United States Treasury Bills
1.62% due 04/09/2020	$126,000	125,148
1.63% due 12/12/2019	22,000	21,963
1.80% due 12/12/2019	42,000	41,930
2.01% due 12/12/2019	62,000	61,896

Total Short-Term Investment Securities (cost $250,831)		250,937

REPURCHASE AGREEMENTS — 0.2%
Agreement with Bank of America N.A., bearing interest at 1.72%, dated 10/31/2019, to be repurchased 11/01/2019 in the amount of $542,026 and collateralized by $553,000 of United States Treasury Notes, bearing interest at 1.63%, due 10/31/2026 and having an approximate value of $553,281. (cost $542,000)	542,000	542,000

TOTAL INVESTMENTS (cost $232,792,367)	98.7%	244,658,976
Other assets less liabilities	1.3	3,278,700

NET ASSETS	100.0%	$247,937,676

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At October 31, 2019, the aggregate value of these securities was $4,977,862 representing 2.0% of net assets.

ISE — Irish Stock Exchange

LSE — London Stock Exchange

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	CAD	2,466,400	USD	1,860,520	01/15/2020	$—	$(12,876)
	USD	3,041,818	JPY	326,205,500	11/20/2019	—	(18,518)
	USD	1,012,151	GBP	827,300	12/18/2019	61,086	—

						61,086	(31,394)

Barclays Bank PLC	CAD	261,000	USD	196,876	01/15/2020	—	(1,371)
	CHF	10,623,200	USD	10,858,185	12/18/2019	52,037	—
	GBP	890,200	USD	1,147,143	12/18/2019	—	(7,693)
	HKD	4,133,800	USD	526,879	11/20/2019	—	(610)
	USD	3,506,958	HKD	27,431,600	11/20/2019	—	(6,579)
	USD	2,526,736	GBP	2,049,700	12/18/2019	132,292	—
	USD	226,111	CAD	300,600	01/15/2020	2,215	—

						186,544	(16,253)

Citibank N.A.	CAD	2,892,700	USD	2,182,349	01/15/2020	—	(14,851)
	USD	2,107,765	JPY	225,950,300	11/20/2019	—	(13,638)
	USD	635,569	DKK	4,286,300	12/18/2019	6,481	—
	USD	801,294	EUR	725,100	12/18/2019	9,880	—

						16,361	(28,489)

Goldman Sachs International	JPY	134,875,900	USD	1,240,787	11/20/2019	—	(9,254)
	TWD	36,186,700	USD	1,155,018	11/20/2019	—	(34,292)
	USD	2,224,009	JPY	238,842,300	11/20/2019	—	(10,398)
	USD	1,161,692	TWD	36,186,700	11/20/2019	27,618	—
	USD	73,940	CAD	98,000	01/15/2020	498	—
	USD	555,833	NZD	890,000	01/15/2020	15,528	—

						43,644	(53,944)

HSBC Bank USA N.A.	CAD	775,800	USD	585,282	01/15/2020	—	(3,990)
	USD	4,790,825	EUR	4,335,000	12/18/2019	58,761	—

						58,761	(3,990)

JPMorgan Chase Bank N.A.	CAD	2,015,600	USD	1,520,500	01/15/2020	—	(10,484)
	CHF	797,100	USD	809,132	12/18/2019	—	(1,696)
	GBP	1,173,700	USD	1,485,848	12/18/2019	—	(36,766)
	KRW	5,071,087,700	USD	4,226,926	11/20/2019	—	(107,355)
	NOK	5,482,300	USD	605,677	12/18/2019	9,342	—
	USD	2,751,738	JPY	295,139,000	11/20/2019	—	(16,364)
	USD	137,324	KRW	164,809,000	11/20/2019	3,539	—
	USD	1,062,673	SGD	1,454,800	11/20/2019	6,836	—
	USD	5,593,143	CHF	5,472,700	12/18/2019	—	(26,194)
	USD	1,567,965	AUD	2,339,800	01/15/2020	47,955	—

						67,672	(198,859)

State Street Bank and Trust Co.	CAD	1,663,500	USD	1,255,069	01/15/2020	—	(8,471)
	JPY	134,875,900	USD	1,279,297	11/20/2019	29,256	—
	USD	1,240,785	JPY	134,875,900	11/20/2019	9,257	—
	USD	2,658,339	AUD	3,966,900	01/15/2020	81,295	—
	USD	200,006	CAD	266,300	01/15/2020	2,267	—
	USD	1,526,355	ILS	5,284,700	01/15/2020	—	(21,351)

						122,075	(29,822)

Toronto Dominion Bank	USD	205,811	CAD	274,000	01/15/2020	2,311	—

UBS AG	CAD	3,457,200	USD	2,607,889	01/15/2020	—	(18,087)
	SEK	13,785,600	USD	1,407,082	12/18/2019	—	(24,306)
	USD	1,095,999	SEK	10,639,300	12/18/2019	8,700	—

						8,700	(42,393)

Westpac Banking Corp.	CAD	1,929,200	USD	1,455,231	01/15/2020	—	(10,127)

Net Unrealized Appreciation/(Depreciation)						$567,154	$(415,271)

AUD — Australian Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

DKK — Danish Krone

EUR — Euro Currency

GBP — Pound Sterling

HKD — Hong Kong Dollar

ILS — Israeli Shekel

JPY — Japanese Yen

KRW — South Korean Won

NOK — Norwegian Krone

NZD — New Zealand Dollar

SEK — Swedish Krona

SGD — Singapore Dollar

TWD — New Taiwan Dollar

USD — United States Dollar

Industry Allocation*

Banks-Commercial	8.3%
Medical-Drugs	8.1
Oil Companies-Integrated	7.2
Diversified Banking Institutions	5.4
Electronic Components-Misc.	4.4
Insurance-Life/Health	4.4
Import/Export	3.7
Cellular Telecom	3.5
Insurance-Multi-line	3.5
Building-Heavy Construction	3.2
Telephone-Integrated	2.8
Electronic Components-Semiconductors	2.6
Metal-Diversified	2.6
Cosmetics & Toiletries	2.3
Electric-Integrated	2.2
Food-Retail	2.1
Building Products-Cement	2.0
Diversified Manufacturing Operations	2.0
Water	1.9
Private Equity	1.8
Audio/Video Products	1.8
Food-Misc./Diversified	1.5
Machinery-General Industrial	1.4
Distribution/Wholesale	1.4
Brewery	1.4
Airlines	1.2
Investment Management/Advisor Services	1.1
Finance-Leasing Companies	1.1
Tobacco	1.1
Real Estate Investment Trusts	1.1
Insurance-Property/Casualty	1.1
Telecom Services	1.0
Rental Auto/Equipment	1.0
Auto/Truck Parts & Equipment-Original	1.0
Airport Development/Maintenance	0.9
Hotels/Motels	0.9
Building & Construction Products-Misc.	0.9
Aerospace/Defense	0.8
Metal Processors & Fabrication	0.7
Machinery-Material Handling	0.7
Motorcycle/Motor Scooter	0.7
Toys	0.6
Oil Companies-Exploration & Production	0.4
Medical Instruments	0.3
Repurchase Agreements	0.2
Auto-Cars/Light Trucks	0.2
Insurance-Reinsurance	0.1
U.S. Government Treasuries	0.1

98.7%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2019 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$243,866,039	$—	$—	$243,866,039
Short-Term Investment Securities	—	250,937	—	250,937
Repurchase Agreements	—	542,000	—	542,000

Total Investments at Value	$243,866,039	$792,937	$—	$244,658,976

Other Financial Instruments:+
Forward Foreign Currency Contracts	$—	$567,154	$—	$567,154

LIABILITIES:
Other Financial Instruments:+
Forward Foreign Currency Contracts	$—	$415,271	$—	$415,271

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Amounts presented represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Schroders VCP Global Allocation Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2019

(unaudited)

Security Description	Principal Amount/ Shares	Value (Note 1)

ASSET BACKED SECURITIES — 1.0%
United States — 1.0%
BX Commercial Mtg. Trust Series 2019-XL, Class A 2.92% due 10/15/2036*(1)	$2,105,000	$2,107,641
COMM Mtg. Trust Series 2019-WCM, Class A 2.90% due 10/15/2036*(1)	1,000,000	1,000,026
Flagstar Mtg. Trust VRS Series 2017-2, Class A5 3.50% due 10/25/2047*(2)(3)	968,495	988,415
JP Morgan Mtg. Trust VRS Series 2017-4, Class A5 3.50% due 11/25/2048*(2)(3)	1,075,857	1,088,744
Towd Point Mtg. Trust VRS Series 2017-1, Class A1 2.75% due 10/25/2056*(3)	902,911	913,594

Total Asset Backed Securities (cost $6,092,617)		6,098,420

FOREIGN CORPORATE BONDS & NOTES — 4.7%
Australia — 0.2%
Boral Finance Pty, Ltd. Company Guar. Notes 3.00% due 11/01/2022*	1,290,000	1,299,605

Canada — 0.6%
Canadian Natural Resources, Ltd. Senior Notes 4.95% due 06/01/2047	439,000	513,936
Cenovus Energy, Inc. Senior Notes 5.40% due 06/15/2047	1,400,000	1,571,483
Rogers Communications, Inc. Company Guar. Notes 3.70% due 11/15/2049	685,000	699,606
Rogers Communications, Inc. Company Guar. Notes 4.35% due 05/01/2049	901,000	1,014,442

		3,799,467

Cayman Islands — 0.1%
Avolon Holdings Funding, Ltd. Company Guar. Notes 3.63% due 05/01/2022*	474,000	483,859

France — 0.4%
BPCE SA Company Guar. Notes 3.00% due 05/22/2022*	2,250,000	2,288,096

Guernsey — 0.0%
Credit Suisse Group Funding Guernsey, Ltd. Company Guar. Notes 4.55% due 04/17/2026	250,000	276,240

Hong Kong — 0.1%
AIA Group, Ltd. Senior Notes 3.60% due 04/09/2029*	750,000	799,330

Ireland — 0.3%
Bank of Ireland Group PLC Senior Notes 4.50% due 11/25/2023*	1,708,000	1,805,596

Luxembourg — 0.4%
DH Europe Finance II SARL Company Guar. Notes 2.60% due 11/15/2029	571,000	576,889
DH Europe Finance II SARL Company Guar. Notes 3.25% due 11/15/2039	999,000	1,019,086
Ingersoll-Rand Luxembourg Finance SA Company Guar. Notes 3.50% due 03/21/2026	1,049,000	1,100,486

		2,696,461

Netherlands — 0.1%
Enel Finance International NV Company Guar. Notes 4.63% due 09/14/2025*	544,000	596,390

Spain — 0.6%
Banco Santander SA Senior Notes 2.71% due 06/27/2024	400,000	406,201
Banco Santander SA Senior Notes 3.13% due 02/23/2023	1,400,000	1,430,142
Banco Santander SA Senior Notes 3.31% due 06/27/2029	200,000	207,224
Telefonica Emisiones SAU Company Guar. Notes 5.21% due 03/08/2047	1,392,000	1,618,822

		3,662,389

SupraNational — 0.3%
NXP BV/NXP Funding LLC/NXP USA, Inc. Company Guar. Notes 3.88% due 06/18/2026*	1,592,000	1,676,206

Switzerland — 0.9%
Credit Suisse Group AG Senior Notes 2.59% due 09/11/2025*	2,294,000	2,286,078
UBS Group AG Senior Notes 3.13% due 08/13/2030*	3,107,000	3,198,049

		5,484,127

United Kingdom — 0.7%
Barclays Bank PLC Sub. Notes 10.18% due 06/12/2021*	325,000	363,856
HSBC Holdings PLC Senior Notes 3.26% due 03/13/2023	959,000	980,138
HSBC Holdings PLC Senior Notes 3.80% due 03/11/2025	872,000	914,765

Lloyds Banking Group PLC Senior Notes 2.86% due 03/17/2023	366,000	369,887
Lloyds Banking Group PLC Senior Notes 4.05% due 08/16/2023	279,000	295,077
Santander UK Group Holdings PLC Senior Notes 4.80% due 11/15/2024	479,000	516,538
Standard Chartered PLC Senior Notes 3.89% due 03/15/2024*	607,000	630,178

		4,070,439

Total Foreign Corporate Bonds & Notes (cost $27,823,656)		28,938,205

U.S. CORPORATE BONDS & NOTES — 26.0%
United States — 26.0%
Agilent Technologies, Inc. Senior Notes 2.75% due 09/15/2029	1,600,000	1,593,639
Alcon Finance Corp. Company Guar. Notes 2.75% due 09/23/2026*	669,000	683,004
Alcon Finance Corp. Company Guar. Notes 3.00% due 09/23/2029*	1,932,000	1,971,718
Alexandria Real Estate Equities, Inc. Company Guar. Notes 4.00% due 01/15/2024	139,000	148,836
Altria Group, Inc. Company Guar. Notes 3.80% due 02/14/2024	580,000	608,503
Altria Group, Inc. Company Guar. Notes 3.88% due 09/16/2046	197,000	182,577
American Express Co Senior Notes 3.13% due 05/20/2026	1,914,000	2,012,239
American Tower Corp. Senior Notes 3.80% due 08/15/2029	1,544,000	1,650,587
Amphenol Corp. Senior Notes 2.80% due 02/15/2030	2,969,000	2,926,668
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 3.75% due 07/15/2042	380,000	389,472
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.90% due 02/01/2046	1,171,000	1,404,688
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.00% due 04/13/2028	848,000	936,076
Apple, Inc. Senior Notes 3.45% due 02/09/2045	344,000	364,842
Ashtead Capital, Inc. Sec. Notes 4.00% due 05/01/2028*	716,000	718,685
AT&T, Inc. Senior Notes 4.10% due 02/15/2028	1,337,000	1,457,290
AT&T, Inc. Senior Notes 4.13% due 02/17/2026	660,000	717,775
AT&T, Inc. Senior Notes 4.30% due 02/15/2030	655,000	720,402
AT&T, Inc. Senior Notes 4.30% due 12/15/2042	1,275,000	1,349,568
AT&T, Inc. Senior Notes 4.50% due 03/09/2048	684,000	731,533
AT&T, Inc. Senior Notes 4.75% due 05/15/2046	477,000	529,584
AT&T, Inc. Senior Notes 4.85% due 03/01/2039	750,000	850,117
AXA Equitable Holdings, Inc. Senior Notes 4.35% due 04/20/2028	302,000	325,615
AXA Equitable Holdings, Inc. Senior Notes 5.00% due 04/20/2048	1,017,000	1,096,532
Bank of America Corp. Senior Notes 2.88% due 10/22/2030	350,000	352,005
Bank of America Corp. Senior Notes 3.37% due 01/23/2026	1,414,000	1,479,129
Bank of America Corp. Senior Notes 3.50% due 04/19/2026	320,000	340,262
Bank of America Corp. Senior Notes 3.56% due 04/23/2027	4,188,000	4,424,041
Barrick North America Finance LLC Company Guar. Notes 5.75% due 05/01/2043	2,300,000	3,006,438

BAT Capital Corp. Company Guar. Notes 3.22% due 09/06/2026	1,998,000	1,985,882
BAT Capital Corp. Company Guar. Notes 3.56% due 08/15/2027	963,000	968,385
Bayer US Finance II LLC Company Guar. Notes 4.25% due 12/15/2025*	603,000	648,536
Bayer US Finance II LLC Company Guar. Notes 4.63% due 06/25/2038*	381,000	417,169
BBVA USA Senior Notes 3.50% due 06/11/2021	1,500,000	1,528,235
Becton Dickinson and Co. Senior Notes 3.36% due 06/06/2024	2,000,000	2,094,904
Boston Properties LP Senior Notes 2.90% due 03/15/2030	765,000	768,369
Boston Properties LP Senior Notes 3.40% due 06/21/2029	11,000	11,598
Boston Properties LP Senior Notes 4.50% due 12/01/2028	622,000	711,427
Boston Scientific Corp. Senior Notes 4.00% due 03/01/2029	723,000	804,962
Bristol-Myers Squibb Co. Senior Notes 3.20% due 06/15/2026*	814,000	864,510
Bristol-Myers Squibb Co. Senior Notes 3.40% due 07/26/2029*	2,942,000	3,164,376
Camden Property Trust Senior Notes 3.15% due 07/01/2029	417,000	438,764
Camden Property Trust Senior Notes 4.10% due 10/15/2028	154,000	173,274
Campbell Soup Co. Senior Notes 3.95% due 03/15/2025	550,000	584,300
Capital One Financial Corp. Senior Notes 3.05% due 03/09/2022	1,560,000	1,590,210
Capital One Financial Corp. Senior Notes 3.75% due 03/09/2027	255,000	270,871
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 3.75% due 02/15/2028	461,000	474,958
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.80% due 03/01/2050	399,000	408,436
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.91% due 07/23/2025	493,000	543,178
Cigna Corp. Company Guar. Notes 3.40% due 03/01/2027*	989,000	1,020,909
Citigroup, Inc. Senior Notes 3.30% due 04/27/2025	1,000,000	1,047,152
Citigroup, Inc. Senior Notes 3.89% due 01/10/2028	1,550,000	1,666,999
Citigroup, Inc. Senior Notes 3.98% due 03/20/2030	877,000	956,021
Citigroup, Inc. Senior Notes 4.04% due 06/01/2024	2,073,000	2,194,990
Comcast Corp. Company Guar. Notes 4.15% due 10/15/2028	710,000	802,002
Comcast Corp. Company Guar. Notes 4.60% due 10/15/2038	1,078,000	1,280,900
Comcast Corp. Company Guar. Notes 4.70% due 10/15/2048	2,602,000	3,204,203
Comerica, Inc. Senior Notes 3.70% due 07/31/2023	640,000	675,128
CommonSpirit Health Senior Sec. Notes 2.76% due 10/01/2024	520,000	527,831
Conagra Brands, Inc. Senior Notes 4.30% due 05/01/2024	2,526,000	2,710,155
Concho Resources, Inc. Company Guar. Notes 3.75% due 10/01/2027	740,000	769,034
Constellation Brands, Inc. Company Guar. Notes 2.86% due 11/15/2021	510,000	510,039
Constellation Brands, Inc. Company Guar. Notes 3.15% due 08/01/2029	811,000	825,864
Constellation Brands, Inc. Company Guar. Bonds 3.60% due 02/15/2028	535,000	564,932
Constellation Brands, Inc. Company Guar. Notes 3.70% due 12/06/2026	438,000	468,859
Continental Resources, Inc. Company Guar. Notes 4.38% due 01/15/2028	180,000	185,479
Crown Castle International Corp. Senior Notes 3.20% due 09/01/2024	450,000	467,142
Crown Castle International Corp. Senior Notes 3.70% due 06/15/2026	1,500,000	1,590,979

CVS Health Corp. Senior Notes 5.05% due 03/25/2048	670,000	772,263
Dell International LLC/EMC Corp. Senior Sec. Notes 4.90% due 10/01/2026*	1,400,000	1,518,987
Dell International LLC/EMC Corp. Senior Sec. Notes 5.30% due 10/01/2029*	521,000	575,592
Devon Energy Corp. Senior Notes 5.85% due 12/15/2025	650,000	772,680
Digital Realty Trust LP Company Guar. Notes 3.70% due 08/15/2027	3,008,000	3,175,301
Discover Financial Services Senior Notes 4.50% due 01/30/2026	1,747,000	1,918,699
Discovery Communications LLC Company Guar. Notes 4.13% due 05/15/2029	832,000	885,360
DowDuPont, Inc. Senior Notes 4.73% due 11/15/2028	504,000	574,680
DowDuPont, Inc. Senior Notes 5.42% due 11/15/2048	543,000	675,621
Duke Realty LP Senior Notes 3.38% due 12/15/2027	496,000	520,247
Energy Transfer Operating LP Company Guar. Notes 4.05% due 03/15/2025	460,000	482,968
Energy Transfer Operating LP Company Guar. Notes 5.25% due 04/15/2029	500,000	562,393
EQT Corp. Senior Notes 3.90% due 10/01/2027	1,672,000	1,490,005
Essex Portfolio LP Company Guar. Notes 3.00% due 01/15/2030	1,247,000	1,267,245
FedEx Corp. Company Guar. Notes 4.10% due 02/01/2045	531,000	525,384
Fidelity National Information Services, Inc. Senior Notes 3.75% due 05/21/2029	605,000	658,758
Fifth Third Bancorp Senior Notes 3.65% due 01/25/2024	1,413,000	1,490,471
First Republic Bank Sub. Notes 4.63% due 02/13/2047	770,000	891,764
Fiserv, Inc. Senior Notes 3.20% due 07/01/2026	1,600,000	1,671,712
Ford Motor Credit Co. LLC Senior Notes 5.11% due 05/03/2029	600,000	607,590
General Electric Co. Senior Notes 4.13% due 10/09/2042	343,000	350,113
General Motors Financial Co., Inc. Company Guar. Notes 3.15% due 06/30/2022	131,000	133,043
HCA, Inc. Senior Sec. Notes 5.13% due 06/15/2039	572,000	628,214
Hess Corp. Senior Notes 3.50% due 07/15/2024	357,000	365,933
Hess Corp. Senior Notes 5.80% due 04/01/2047	390,000	453,089
Hexcel Corp. Senior Notes 3.95% due 02/15/2027	1,465,000	1,541,180
High Street Funding Trust II Senior Notes 4.68% due 02/15/2048*	395,000	451,327
Humana, Inc. Senior Notes 3.13% due 08/15/2029	538,000	544,651
JPMorgan Chase & Co. Senior Notes 2.66% due 04/23/2024	3,189,000	3,192,865
JPMorgan Chase & Co. Senior Notes 2.95% due 10/01/2026	271,000	279,709
Kansas City Southern Company Guar. Notes 4.70% due 05/01/2048	1,650,000	1,947,776
Kimco Realty Corp. Senior Notes 3.70% due 10/01/2049	1,103,000	1,092,203
Kraft Foods Group, Inc. Company Guar. Notes 5.00% due 06/04/2042	602,000	630,419
Kraft Heinz Foods Co. Company Guar. Notes 3.75% due 04/01/2030*	422,000	431,314
Kroger Co. Senior Notes 3.88% due 10/15/2046	254,000	241,401
Kroger Co. Senior Notes 4.45% due 02/01/2047	557,000	576,289
L3Harris Technologies, Inc. Senior Notes 3.85% due 06/15/2023*	991,000	1,046,538
Las Vegas Sands Corp. Senior Notes 3.20% due 08/08/2024	1,509,000	1,544,016
Manufacturers & Traders Trust Co. Sub. Notes 3.40% due 08/17/2027	1,500,000	1,612,163

Marathon Petroleum Corp. Senior Notes 4.50% due 04/01/2048	864,000	923,545
Mastercard, Inc. Senior Notes 2.95% due 06/01/2029	1,804,000	1,905,499
Morgan Stanley Senior Notes 3.88% due 01/27/2026	1,860,000	2,008,974
Morgan Stanley Senior Notes 4.43% due 01/23/2030	2,396,000	2,690,914
Mosaic Co. Senior Notes 3.25% due 11/15/2022	644,000	660,816
Mosaic Co. Senior Notes 4.25% due 11/15/2023	237,000	252,929
Motorola Solutions, Inc. Senior Notes 4.60% due 02/23/2028	583,000	635,659
MPLX LP Senior Notes 4.50% due 04/15/2038	1,944,000	1,986,437
Newell Brands, Inc. Senior Notes 3.85% due 04/01/2023	435,000	450,301
Newell Brands, Inc. Senior Notes 4.20% due 04/01/2026	802,000	838,209
Noble Energy, Inc. Senior Notes 3.25% due 10/15/2029	1,050,000	1,044,711
Occidental Petroleum Corp. Senior Notes 2.90% due 08/15/2024	267,000	269,431
Occidental Petroleum Corp. Senior Notes 3.44% due 08/13/2021	663,000	667,197
Occidental Petroleum Corp. FRS Senior Notes 3.64% (3 ML+1.45%) due 08/15/2022	755,000	759,670
ONEOK, Inc. Company Guar. Notes 4.35% due 03/15/2029	850,000	906,556
PNC Bank NA Sub. Notes 2.70% due 11/01/2022	790,000	804,105
PNC Bank NA Senior Notes 2.95% due 02/23/2025	595,000	617,103
PNC Bank NA Senior Notes 3.25% due 06/01/2025	1,500,000	1,581,349
PNC Financial Services Group, Inc. Senior Notes 2.60% due 07/23/2026	368,000	374,666
Regions Financial Corp. Senior Notes 2.75% due 08/14/2022	1,500,000	1,527,942
Regions Financial Corp. Senior Notes 3.20% due 02/08/2021	500,000	506,915
Roper Technologies, Inc. Senior Notes 3.65% due 09/15/2023	1,973,000	2,077,156
Sabine Pass Liquefaction LLC Senior Sec. Notes 4.20% due 03/15/2028	2,000,000	2,109,946
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.63% due 03/01/2025	340,000	381,517
Sabra Health Care LP/Sabra Capital Corp. Company Guar. Notes 3.90% due 10/15/2029	780,000	774,150
Santander Holdings USA, Inc. Senior Notes 3.50% due 06/07/2024	579,000	595,492
Sempra Energy Senior Notes 3.55% due 06/15/2024	1,000,000	1,037,412
Sempra Energy Senior Notes 3.80% due 02/01/2038	1,145,000	1,164,525
Southern California Edison Co. 1st Mtg. Bonds 4.20% due 03/01/2029	1,585,000	1,752,024
Synchrony Financial Senior Notes 3.95% due 12/01/2027	511,000	532,350
Synchrony Financial Senior Notes 4.38% due 03/19/2024	263,000	279,722
The Dow Chemical Co. Senior Notes 9.40% due 05/15/2039	363,000	598,715
Thermo Fisher Scientific, Inc. Senior Notes 2.60% due 10/01/2029	2,056,000	2,045,456
Tyson Foods, Inc. Senior Notes 4.00% due 03/01/2026	960,000	1,048,459
Tyson Foods, Inc. Senior Notes 4.35% due 03/01/2029	602,000	686,715
Tyson Foods, Inc. Senior Notes 4.55% due 06/02/2047	886,000	1,013,773
Tyson Foods, Inc. Senior Notes 5.10% due 09/28/2048	264,000	323,971

UDR, Inc. Company Guar. Notes 3.20% due 01/15/2030	1,013,000	1,045,159
Union Electric Co. 1st Mtg. Notes 3.50% due 03/15/2029	975,000	1,067,047
Valero Energy Corp. Senior Notes 4.00% due 04/01/2029	933,000	997,173
Ventas Realty LP Company Guar. Notes 3.50% due 02/01/2025	750,000	788,300
Vornado Realty LP Senior Notes 3.50% due 01/15/2025	1,010,000	1,050,083
Wells Fargo & Co. Senior Notes 2.41% due 10/30/2025	930,000	930,787
Wells Fargo & Co. Senior Notes 2.88% due 10/30/2030	2,099,000	2,105,699
Wells Fargo & Co. Senior Notes 3.20% due 06/17/2027	661,000	684,803
Wells Fargo & Co. Senior Notes 3.75% due 01/24/2024	822,000	869,815
Welltower, Inc. Senior Notes 3.63% due 03/15/2024	1,290,000	1,361,344
Williams Cos., Inc. Senior Notes 4.00% due 09/15/2025	1,015,000	1,077,256
Zions Bancorp NA Senior Notes 3.50% due 08/27/2021	595,000	609,503

Total U.S. Corporate Bonds & Notes (cost $153,968,159)		161,414,030

COMMON STOCKS — 27.9%
Australia — 0.3%
Beach Energy, Ltd.	30,911	48,796
BHP Group, Ltd.	12,628	312,949
Coca-Cola Amatil, Ltd.	6,806	47,621
Computershare, Ltd.	13,571	148,186
Evolution Mining, Ltd.	17,763	50,571
Fortescue Metals Group, Ltd.	13,937	85,603
Newcrest Mining, Ltd.	12,919	278,749
Northern Star Resources, Ltd.	10,441	70,463
Perseus Mining, Ltd.†	58,058	34,219
Platinum Asset Management, Ltd.	9,303	26,550
Regis Resources, Ltd.	7,895	26,668
Resolute Mining, Ltd.†	14,292	11,921
Rio Tinto, Ltd.	4,840	303,217
Saracen Mineral Holdings, Ltd.†	12,887	33,314
St. Barbara, Ltd.	11,690	22,483
Woodside Petroleum, Ltd.	8,245	183,015
Woolworths Group, Ltd.	5,766	148,339

		1,832,664

Austria — 0.1%
Erste Group Bank AG	3,925	138,637
OMV AG	3,573	208,494
Raiffeisen Bank International AG	1,422	34,970

		382,101

Belgium — 0.0%
Proximus SADP	2,321	71,264

Bermuda — 0.2%
Arch Capital Group, Ltd.†	5,510	230,098
Athene Holding, Ltd., Class A†	2,100	91,035
CK Infrastructure Holdings, Ltd.	13,000	93,652
Everest Re Group, Ltd.	413	106,178
Helen of Troy, Ltd.†	1,665	249,350
Invesco, Ltd.	10,800	181,656
Jardine Matheson Holdings, Ltd.	1,900	108,528
Kerry Properties, Ltd.	24,500	79,416
RenaissanceRe Holdings, Ltd.	382	71,503

		1,211,416

British Virgin Islands — 0.0%
Capri Holdings, Ltd.†	1,700	52,819

Canada — 0.9%
Agnico Eagle Mines, Ltd.	7,116	437,355
Alamos Gold, Inc., Class A	6,546	35,635
B2Gold Corp.†	16,569	58,245
Barrick Gold Corp.	42,083	731,045
BCE, Inc.	3,431	162,758
Bonavista Energy Corp.	19,400	7,217
Canadian National Railway Co.	6,600	590,297
Canadian Pacific Railway, Ltd.	600	136,441
Centerra Gold, Inc.†	5,718	48,753
CGI, Inc.†	2,400	186,555
CI Financial Corp.	12,632	183,855
Detour Gold Corp.†	2,961	49,166
Dollarama, Inc.	3,100	104,290
Eldorado Gold Corp.†	4,488	37,789
Enerflex, Ltd.	3,200	25,073
Franco-Nevada Corp.	2,483	240,929
Genworth MI Canada, Inc.	3,379	136,484
Gildan Activewear, Inc.	1,400	35,768
Husky Energy, Inc.	4,300	30,036
IAMGOLD Corp.†	7,803	29,326
Imperial Oil, Ltd.	2,500	62,258
Intact Financial Corp.	2,064	212,966
Kinross Gold Corp.†	20,885	101,484
Kirkland Lake Gold, Ltd.	3,134	147,170
Leagold Mining Corp.†	3,826	7,553
Linamar Corp.	1,400	45,653
Magna International, Inc.	4,000	215,079
Manulife Financial Corp.	24,300	452,569
Martinrea International, Inc.	465	3,792
New Gold, Inc.†	9,618	10,004
OceanaGold Corp.	10,445	25,060
Open Text Corp.	2,700	109,099
Parex Resources, Inc.†	2,900	39,302

Precision Drilling Corp.†	27,900	29,656
Pretium Resources, Inc.†	2,896	29,178
SEMAFO, Inc.†	5,475	17,667
SSR Mining, Inc.†	2,043	30,216
Sun Life Financial, Inc.	1,000	44,864
Suncor Energy, Inc.	7,700	228,936
Surge Energy, Inc.	31,400	22,887
Teck Resources, Ltd., Class B	4,245	67,103
Torex Gold Resources, Inc.†	1,429	20,907
TransAlta Renewables, Inc.	5,600	60,290
Transcontinental, Inc., Class A	8,500	97,062
Westshore Terminals Investment Corp.	3,800	65,896
Yamana Gold, Inc.	15,940	58,212

		5,471,880

Cayman Islands — 0.1%
CK Asset Holdings, Ltd.	45,000	314,129
Endeavour Mining Corp.†	1,260	22,816
Want Want China Holdings, Ltd.	114,000	96,310
Wharf Real Estate Investment Co., Ltd.	16,000	94,334
Xinyi Glass Holdings, Ltd.	88,000	99,164

		626,753

Chile — 0.0%
Banco de Chile ADR	4,278	109,859

China — 0.1%
Bank of China, Ltd.	209,000	85,617
China Construction Bank Corp.	203,000	163,468
China Telecom Corp., Ltd.	240,000	102,298
Industrial & Commercial Bank of China, Ltd.	142,000	102,206
Zhaojin Mining Industry Co., Ltd.	17,500	19,452

		473,041

Denmark — 0.1%
Novo Nordisk A/S, Class B	12,750	696,332
Spar Nord Bank A/S	3,105	30,314

		726,646

Finland — 0.1%
Elisa Oyj	3,448	188,317
Nokia Oyj	19,098	70,151
Nokian Renkaat Oyj	6,636	189,469
Sampo Oyj, Class A	8,362	342,642

		790,579

France — 0.8%
Air Liquide SA	619	82,223
BNP Paribas SA	4,578	239,004
Bureau Veritas SA	5,638	143,934
Cie Generale des Etablissements Michelin SCA	1,114	135,551
Credit Agricole SA	4,861	63,350
Dassault Systemes SE	585	88,766
Hermes International	435	312,925
L’Oreal SA	1,099	320,892
Legrand SA	4,907	382,985
LVMH Moet Hennessy Louis Vuitton SE	405	172,774
Metropole Television SA	5,607	98,617
Orange SA	9,304	149,840
Pernod Ricard SA	329	60,728
Peugeot SA	4,100	103,801
Publicis Groupe SA	7,314	314,464
Sanofi	9,908	912,983
Schneider Electric SE	5,789	537,566
Societe BIC SA	2,081	144,478
Societe Generale SA	5,100	144,760
TOTAL SA	14,337	753,691

		5,163,332

Germany — 0.3%
Beiersdorf AG	431	51,026
Deutsche Bank AG	13,859	100,377
Deutsche Telekom AG	16,980	298,611
E.ON SE	10,120	101,999
Henkel AG & Co. KGaA (Preference Shares)	2,420	251,495
Porsche Automobil Holding SE (Preference Shares)	2,454	180,639
ProSiebenSat.1 Media SE	5,401	79,754
SAP SE	5,675	751,924
Software AG	1,377	43,769

		1,859,594

Guernsey — 0.1%
Amdocs, Ltd.	7,073	461,160

Hong Kong — 0.3%
BOC Hong Kong Holdings, Ltd.	37,000	127,489
China Mobile, Ltd.	25,500	207,620
CLP Holdings, Ltd.	17,000	176,488
Dah Sing Financial Holdings, Ltd.	3,200	11,925
Guangdong Investment, Ltd.	52,000	112,813
Hang Lung Group, Ltd.	14,000	35,125
Hang Seng Bank, Ltd.	11,200	234,121
Hong Kong & China Gas Co., Ltd.	101,000	196,175
Link REIT	11,500	125,406
MTR Corp., Ltd.	28,500	163,669
Power Assets Holdings, Ltd.	16,500	117,813
Sun Hung Kai Properties, Ltd.	18,000	273,126
Wheelock & Co., Ltd.	13,000	80,545

		1,862,315

Hungary — 0.0%
OTP Bank PLC	2,253	103,776

India — 0.2%
Axis Bank, Ltd. GDR	1,419	73,646
Dr. Reddy’s Laboratories, Ltd. ADR	2,027	79,357
GAIL India, Ltd. GDR	5,985	69,127
ICICI Bank, Ltd. ADR	5,764	75,105
Infosys, Ltd. ADR	27,428	263,035
Larsen & Toubro Ltd. GDR	4,454	93,979
Mahindra & Mahindra, Ltd. GDR	8,830	75,497
Reliance Industries, Ltd. GDR*	1,826	74,957
Wipro, Ltd. ADR	29,698	118,198

		922,901

Indonesia — 0.1%
Bank Central Asia Tbk PT	103,300	231,444
Telekomunikasi Indonesia Persero Tbk PT	253,400	74,195
Unilever Indonesia Tbk PT	18,500	57,627

		363,266

Ireland — 0.6%
Accenture PLC, Class A	2,600	482,092
AIB Group PLC	15,780	50,546
Allegion PLC	7,829	908,477
Bank of Ireland Group PLC	8,063	38,776
Jazz Pharmaceuticals PLC†	700	87,941
Johnson Controls International PLC	12,143	526,156
Kerry Group PLC, Class A	1,448	175,061
Medtronic PLC	11,286	1,229,046

		3,498,095

Isle of Man — 0.0%
Playtech PLC	5,194	26,421

Israel — 0.1%
Bank Hapoalim B.M.	6,817	54,525
Bank Leumi Le-Israel B.M.	11,022	80,246
Check Point Software Technologies, Ltd.†	4,100	460,881
Israel Discount Bank, Ltd., Class A	9,408	42,977
Ituran Location and Control, Ltd.	1,900	46,607

		685,236

Italy — 0.2%
Assicurazioni Generali SpA	7,968	161,516
Enel SpA	30,251	234,148
Eni SpA	23,499	355,648
Italgas SpA	9,217	59,293
Mediobanca Banca di Credito Finanziario SpA	9,112	108,232
Moncler SpA	3,433	132,248
Recordati SpA	2,760	115,957
Snam SpA	26,524	136,078
Terna Rete Elettrica Nazionale SpA	16,543	109,300
UniCredit SpA	9,000	114,109

		1,526,529

Japan — 2.2%
ABC-Mart, Inc.	1,600	109,936
ADEKA Corp.	1,700	24,621
AGC, Inc.	2,000	70,932
Amada Holdings Co., Ltd.	5,200	59,854
ANA Holdings, Inc.	3,600	124,078
Astellas Pharma, Inc.	43,100	741,748
Awa Bank, Ltd.	400	9,631
Brother Industries, Ltd.	2,500	47,574
Canon, Inc.	7,000	191,999
Central Japan Railway Co.	2,500	516,136
Chiba Bank, Ltd.	16,000	88,156
Chubu Electric Power Co., Inc.	2,000	30,105
Dai Nippon Printing Co., Ltd.	3,000	80,785
Daicel Corp.	10,700	96,705
Daiwa House Industry Co., Ltd.	6,400	221,354
Daiwa House REIT Investment Corp.	33	96,106
Daiwa Securities Group, Inc.	22,000	99,763
Denso Corp.	2,600	121,874
FCC Co., Ltd.	2,800	58,365
Fuji Media Holdings, Inc.	2,800	38,115
Hachijuni Bank, Ltd.	9,000	39,170
Haseko Corp.	3,900	50,741
Hirano Tecseed Co., Ltd.	1,700	24,794
Hitachi, Ltd.	5,500	207,237
Honda Motor Co., Ltd.	8,900	242,465
Hosokawa Micron Corp.	500	18,335
Hoya Corp.	2,500	222,312
Inpex Corp.	24,900	232,537
Isuzu Motors, Ltd.	11,200	131,457
ITOCHU Corp.	9,900	208,194
Iyo Bank, Ltd.	4,400	23,510
Japan Petroleum Exploration Co., Ltd.	2,400	61,939
Japan Post Bank Co., Ltd.	15,400	154,299
Japan Post Holdings Co., Ltd.	23,400	215,820
Japan Prime Realty Investment Corp.	16	76,896
Japan Real Estate Investment Corp.	21	143,319
Japan Retail Fund Investment Corp.	47	109,677
JXTG Holdings, Inc.	13,300	62,737
KDDI Corp.	22,000	610,964
Keyence Corp.	400	254,912
Kyokuto Kaihatsu Kogyo Co., Ltd.	1,300	17,624
Mazda Motor Corp.	5,300	49,324
McDonald’s Holdings Co. Japan, Ltd.	2,400	120,678
Mitsubishi Chemical Holdings Corp.	11,500	88,452
Mitsubishi Corp.	4,000	102,380
Mitsubishi Gas Chemical Co., Inc.	1,500	21,433
Mitsubishi UFJ Financial Group, Inc.	55,500	292,841
Mitsui & Co., Ltd.	3,900	67,444
Mitsui Chemicals, Inc.	4,000	96,416
Mitsui Sugar Co., Ltd.	2,700	58,955
Mizuho Financial Group, Inc.	201,600	315,122
Nagoya Railroad Co., Ltd.	4,400	140,569
NEC Corp.	4,300	171,220
NHK Spring Co., Ltd.	5,600	46,308
Nikon Corp.	6,200	79,804
Nippon Building Fund, Inc.	21	159,459
Nippon Carbon Co., Ltd.	1,000	38,846
Nippon Prologis REIT, Inc.	33	92,286
Nippon Telegraph & Telephone Corp.	9,600	477,911
Nishio Rent All Co., Ltd.	1,200	32,436
Nissan Motor Co., Ltd.	15,600	99,589
Nissin Kogyo Co.,, Ltd..	1,800	37,237
Nitori Holdings Co., Ltd.	700	107,019
Nomura Real Estate Master Fund, Inc.	67	128,118
Nomura Research Institute, Ltd.	9,600	205,441
NTT Data Corp.	7,200	95,475
NTT DOCOMO, Inc.	34,600	953,190
Obayashi Corp.	5,800	60,154
Oji Holdings Corp.	24,300	127,137
Open House Co., Ltd.	1,500	38,629
Oracle Corp. Japan	900	79,841

Oriental Land Co., Ltd.	1,500	220,645
ORIX Corp.	6,400	101,135
Osaka Gas Co., Ltd.	6,100	119,921
Otsuka Holdings Co., Ltd.	2,400	100,854
Rengo Co., Ltd.	6,700	49,014
Secom Co., Ltd.	3,800	354,172
Seino Holdings Co., Ltd.	4,500	58,214
Shizuoka Bank, Ltd.	12,700	97,846
Showa Denko KK	4,600	130,984
SKY Perfect JSAT Holdings, Inc.	5,400	22,452
Sumitomo Chemical Co., Ltd.	13,200	60,995
Sumitomo Corp.	8,800	143,665
Sumitomo Electric Industries, Ltd.	11,900	164,907
Sumitomo Heavy Industries, Ltd.	1,100	34,582
Sumitomo Mitsui Financial Group, Inc.	6,200	222,761
Sumitomo Seika Chemicals Co., Ltd	400	12,835
Suntory Beverage & Food, Ltd.	3,000	128,345
Suzuki Motor Corp.	1,800	85,625
Taisei Corp.	1,800	71,673
Teikoku Piston Ring Co., Ltd.	2,100	38,076
Tobu Railway Co., Ltd.	3,800	127,558
Tocalo Co., Ltd.	5,400	53,905
Tokai Carbon Co., Ltd.	12,100	123,700
Tokai Rika Co., Ltd.	1,300	25,400
Tokyo Broadcasting System, Inc.	1,400	22,597
Tokyo Electric Power Co. Holdings, Inc.†	4,500	20,919
Tokyo Gas Co., Ltd.	3,900	95,559
Topre Corp.	1,300	22,800
Tosoh Corp.	3,700	51,325
Toyo Ink SC Holdings Co., Ltd.	800	19,713
Toyo Seikan Group Holdings, Ltd.	2,400	38,381
Toyo Suisan Kaisha, Ltd.	2,400	101,343
Toyota Boshoku Corp.	4,800	71,340
Toyota Tsusho Corp.	2,200	76,803
Trend Micro, Inc.	900	45,838
Ube Industries, Ltd.	2,600	56,387
Unipres Corp.	2,000	33,059
United Urban Investment Corp.	52	104,973
USS Co., Ltd.	2,800	54,605
V Technology Co., Ltd.	700	42,134
Wakita & Co., Ltd.	7,800	79,668
West Holdings Corp.	1,200	17,779
Yamaha Motor Co., Ltd.	4,700	93,138
Yuasa Trading Co., Ltd.	600	18,752

		13,936,867

Jersey — 0.0%
Centamin PLC	18,219	27,388
Experian PLC	2,025	63,688
WPP PLC	7,650	95,448

		186,524

Luxembourg — 0.0%
RTL Group SA	1,400	71,138

Malaysia — 0.1%
Malayan Banking Bhd	82,300	169,386
Public Bank Bhd	29,400	142,831

		312,217

Mexico — 0.0%
Grupo Aeroportuario del Centro Norte SAB de CV	17,300	120,052
Grupo Aeroportuario del Pacifico SAB de CV ADR	232	24,246

		144,298

Netherlands — 0.3%
ASR Nederland NV	6,126	224,168
Fiat Chrysler Automobiles NV	4,240	65,864
ING Groep NV	15,406	174,022
Koninklijke Ahold Delhaize NV	5,132	127,782
LyondellBasell Industries NV, Class A	500	44,850
Mylan NV†	11,800	225,970
NN Group NV	5,201	198,209
Unilever NV	9,446	557,835
Wolters Kluwer NV	4,964	365,510

		1,984,210

Norway — 0.1%
DNO International ASA	46,678	56,367
Equinor ASA	18,373	339,843
Telenor ASA	12,778	239,202
TGS NOPEC Geophysical Co. ASA	3,715	96,226

		731,638

Philippines — 0.0%
BDO Unibank, Inc.	14,980	45,727

Portugal — 0.0%
Galp Energia SGPS SA	4,737	75,444

Russia — 0.0%
Polymetal International PLC	8,587	140,708
Polyus PJSC GDR	1,196	70,385

		211,093

Singapore — 0.2%
CapitaLand Commercial Trust	47,600	71,726
CapitaLand Mall Trust	45,600	85,137
DBS Group Holdings, Ltd.	18,500	353,560
Jardine Cycle & Carriage, Ltd.	2,000	48,102
Oversea-Chinese Banking Corp., Ltd.	24,100	194,153
Singapore Airlines, Ltd.	9,500	65,710
Singapore Exchange, Ltd.	10,600	69,656
Singapore Telecommunications, Ltd.	159,000	385,681
United Overseas Bank, Ltd.	13,400	264,267

		1,537,992

South Africa — 0.1%
AngloGold Ashanti, Ltd.	6,993	152,901
Gold Fields, Ltd.	13,701	84,271
Harmony Gold Mining Co., Ltd.†	7,697	26,636
Momentum Metropolitan Holdings	23,718	31,707
RMB Holdings, Ltd.	5,943	31,256
Truworths International, Ltd.	4,476	15,868
Vodacom Group, Ltd.	16,293	142,168

		484,807

South Korea — 0.1%
Hyundai Mobis Co., Ltd.	353	72,211
KB Financial Group, Inc.	1,707	61,549
LG Corp.	805	48,018
Lotte Chemical Corp.	196	38,241
Samsung Electronics Co., Ltd.	2,443	105,829
SK Telecom Co., Ltd.	526	107,149

		432,997

Spain — 0.3%
Aena SME SA*	1,509	276,851
Amadeus IT Group SA	3,212	237,653
Banco Bilbao Vizcaya Argentaria SA	27,330	143,963
Bolsas y Mercados Espanoles	2,798	77,578
Industria de Diseno Textil SA	6,751	210,446
Mediaset Espana Comunicacion SA	11,299	69,058
Red Electrica Corp. SA	25,628	515,921
Repsol SA	13,296	217,987
Zardoya Otis SA	21,558	163,256

		1,912,713

SupraNational — 0.0%
HKT Trust & HKT, Ltd.	54,000	84,074

Sweden — 0.2%
Assa Abloy AB, Class B	13,303	315,501
Atlas Copco AB, Class A	8,915	314,934
Epiroc AB, Class A	6,183	69,542
Sandvik AB	7,405	130,642
Swedish Match AB	1,886	88,521
Tethys Oil AB	4,264	32,414
Volvo AB, Class B	7,339	109,754

		1,061,308

Switzerland — 1.2%
Chocoladefabriken Lindt & Spruengli AG (Participation Certificate)	17	126,315
Chubb, Ltd.	1,336	203,633
Credit Suisse Group AG	10,123	125,499
dormakaba Holding AG	105	67,215
EMS-Chemie Holding AG	159	99,446
Garmin, Ltd.	4,327	405,656
Geberit AG	211	107,072
Kuehne & Nagel International AG	979	158,139
Nestle SA	16,530	1,764,764
Novartis AG	15,950	1,391,926
Partners Group Holding AG	156	121,637
Roche Holding AG	5,040	1,516,343
Schindler Holding AG (Participation Certificate)	407	99,512
Swiss Prime Site AG	1,050	108,140
Swiss Re AG	3,444	360,634
Swisscom AG	1,243	635,045
Zurich Insurance Group AG	568	221,960

		7,512,936

Taiwan — 0.1%
Chunghwa Telecom Co., Ltd. ADR	5,452	199,434
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	3,400	175,542

		374,976

Thailand — 0.1%
Airports of Thailand PCL NVDR	62,400	161,709
Bangkok Bank PCL NVDR	11,500	66,269
Bangkok Dusit Medical Services PCL NVDR	127,800	101,580
BTS Group Holdings PCL NVDR	225,800	100,206
Krung Thai Bank PCL NVDR	182,800	100,496
PTT Exploration & Production PCL NVDR	10,900	43,499

		573,759

Turkey — 0.0%
Eregli Demir ve Celik Fabrikalari TAS	13,630	15,591

United Kingdom — 1.7%
Anglo American PLC	6,908	177,319
Aon PLC	633	122,270
Auto Trader Group PLC*	30,415	221,496
Aviva PLC	44,168	237,548
Barclays PLC	84,032	182,652
Barratt Developments PLC	4,673	38,208
Bellway PLC	1,583	64,797
BHP Group PLC	9,579	202,849
BP PLC	19,270	122,136
BT Group PLC	37,333	98,992
Burberry Group PLC	5,697	150,839
Centrica PLC	65,552	61,613
Compass Group PLC	5,519	146,984
Diageo PLC	14,797	606,549
Dialog Semiconductor PLC†	715	32,065
Direct Line Insurance Group PLC	30,249	106,617
Ferrexpo PLC	3,607	5,885
GlaxoSmithKline PLC	49,863	1,142,340
HSBC Holdings PLC (LSE)	77,460	584,970
HSBC Holdings PLC (HKSE)	15,600	118,454
IMI PLC	8,189	106,394
Intertek Group PLC	4,771	330,760
ITV PLC	48,027	83,208
Legal & General Group PLC	57,036	194,826
Micro Focus International PLC	5,832	80,078
Mondi PLC	15,038	311,185
Next PLC	2,325	198,229
Noble Corp. PLC†	11,100	13,653
Persimmon PLC	3,407	100,490
Petropavlovsk PLC†	48,871	6,368
RELX PLC	25,955	624,675
Rio Tinto PLC	6,821	354,660
Royal Bank of Scotland Group PLC	55,548	153,046
Royal Dutch Shell PLC, Class A	18,946	548,016
Royal Dutch Shell PLC, Class A (EN Amsterdam)	7,954	230,959
Royal Dutch Shell PLC, Class B	17,957	515,920
Royal Mail PLC	11,032	30,238
Sage Group PLC	37,298	347,764
Smith & Nephew PLC	21,247	454,806
Smiths Group PLC	12,064	252,143

Spirax-Sarco Engineering PLC	381	39,112
Standard Chartered PLC	25,853	234,756
Taylor Wimpey PLC	17,850	38,267
Tullow Oil PLC	15,324	40,871
Ultra Electronics Holdings PLC	1,599	40,390
Unilever PLC	8,835	529,018
Victrex PLC	6,277	178,555

		10,462,970

United States — 16.6%
3M Co.	5,400	890,946
A.O. Smith Corp.	10,645	528,844
Aaron’s, Inc.	4,211	315,530
Abbott Laboratories	1,400	117,054
AbbVie, Inc.	11,500	914,825
Adobe, Inc.†	360	100,055
Affiliated Managers Group, Inc.	2,300	183,724
Aflac, Inc.	8,200	435,912
AGNC Investment Corp.	7,888	134,490
Air Products & Chemicals, Inc.	500	106,630
Alleghany Corp.†	206	160,328
Allison Transmission Holdings, Inc.	4,344	189,442
Allstate Corp.	1,751	186,341
Alphabet, Inc., Class A†	1,104	1,389,715
Alphabet, Inc., Class C†	1,193	1,503,311
Altria Group, Inc.	6,600	295,614
Amazon.com, Inc.†	992	1,762,447
AMC Networks, Inc., Class A†	1,500	65,325
American Electric Power Co., Inc.	1,617	152,629
American Equity Investment Life Holding Co.	1,663	41,043
American Financial Group, Inc.	3,200	332,928
American National Insurance Co.	423	50,752
American Tower Corp.	280	61,062
Ameriprise Financial, Inc.	1,800	271,602
AMETEK, Inc.	4,600	421,590
Amgen, Inc.	4,900	1,044,925
Amphenol Corp., Class A	2,200	220,726
Analog Devices, Inc.	1,000	106,630
Annaly Capital Management, Inc.	17,854	160,329
ANSYS, Inc.†	800	176,120
Antero Resources Corp.†	2,100	5,250
Apple Hospitality REIT, Inc.	14,330	236,158
Apple, Inc.	13,100	3,258,756
Applied Materials, Inc.	2,200	119,372
Argonaut Gold, Inc.†	10,300	16,813
Armstrong World Industries, Inc.	2,543	237,847
AT&T, Inc.	17,800	685,122
Automatic Data Processing, Inc.	3,660	593,762
AutoZone, Inc.†	329	376,501
AvalonBay Communities, Inc.	887	193,064
Bank of America Corp.	19,900	622,273
Baxter International, Inc.	3,510	269,217
BB&T Corp.	2,700	143,235
Berkshire Hathaway, Inc., Class B†	2,236	475,329
Best Buy Co., Inc.	1,700	122,111
Biogen, Inc.†	1,400	418,194
Boeing Co.	300	101,973
Brady Corp., Class A	700	39,438
Bristol-Myers Squibb Co.	14,830	850,797
Broadcom, Inc.	1,600	468,560
Broadridge Financial Solutions, Inc.	3,127	391,563
Brown-Forman Corp., Class B	1,600	104,832
Buckle, Inc.	3,943	82,488
C.H. Robinson Worldwide, Inc.	3,800	287,432
Cabot Oil & Gas Corp.	3,200	59,648
Cadence BanCorp	4,000	61,520
Callon Petroleum Co.†	12,600	47,880
Camden Property Trust	494	56,499
Capital One Financial Corp.	2,800	261,100
CareTrust REIT, Inc.	1,600	38,784
Carter’s, Inc.	400	40,096
Cato Corp., Class A	1,800	31,482
Cavco Industries, Inc.†	574	110,007
Cboe Global Markets, Inc.	1,600	184,240
CBS Corp., Class B	2,700	97,308
Celanese Corp.	600	72,690
Century Communities, Inc.†	1,684	50,806
Cerner Corp.	900	60,408
Chevron Corp.	5,700	661,998
Choice Hotels International, Inc.	900	79,632
Church & Dwight Co., Inc.	5,327	372,570
Cincinnati Financial Corp.	666	75,398
Cintas Corp.	600	161,202
Cisco Systems, Inc.	25,450	1,209,129
Citigroup, Inc.	8,300	596,438
Citizens Financial Group, Inc.	6,300	221,508
Citrix Systems, Inc.	2,300	250,378
Clorox Co.	3,123	461,236
Coca-Cola Co.	25,948	1,412,350
Coeur Mining, Inc.†	3,667	20,242
Cognizant Technology Solutions Corp., Class A	8,800	536,272
Colgate-Palmolive Co.	7,693	527,740
Comcast Corp., Class A	9,445	423,325
Comerica, Inc.	1,800	117,756
ConocoPhillips	900	49,680
Consolidated Edison, Inc.	4,965	457,872
Copart, Inc.†	1,200	99,168
Costco Wholesale Corp.	429	127,460
Crown Castle International Corp.	813	112,836
CSW Industrials, Inc.	400	27,688
Cummins, Inc.	1,800	310,464
Curtiss-Wright Corp.	400	54,100
D.R. Horton, Inc.	10,806	565,910
Danaher Corp.	4,015	553,347
Delta Air Lines, Inc.	1,100	60,588
Deluxe Corp.	3,000	155,490
Diamond Offshore Drilling, Inc.†	4,900	25,921
Discovery, Inc., Class A†	4,000	107,820
Dollar General Corp.	999	160,180
Dominion Energy, Inc.	2,579	212,896
Donaldson Co., Inc.	1,900	100,206
Dover Corp.	1,400	145,446
Duke Energy Corp.	3,083	290,604
Duke Realty Corp.	1,404	49,337
DXC Technology Co.	4,100	113,447
Eastman Chemical Co.	1,400	106,456

Eaton Vance Corp.	4,900	223,440
eBay, Inc.	12,200	430,050
Eli Lilly & Co.	9,895	1,127,535
Emerson Electric Co.	6,000	420,900
Ennis, Inc.	1,000	19,590
Equity Residential	1,401	124,213
Essex Property Trust, Inc.	733	239,786
Estee Lauder Cos., Inc., Class A	1,300	242,151
Exelon Corp.	3,100	141,019
Expeditors International of Washington, Inc.	4,400	320,936
Extra Space Storage, Inc.	355	39,856
Exxon Mobil Corp.	9,641	651,442
F5 Networks, Inc.†	842	121,315
Facebook, Inc., Class A†	5,400	1,034,910
FactSet Research Systems, Inc.	1,057	267,971
Fair Isaac Corp.†	300	91,212
Fastenal Co.	7,500	269,550
Federated Investors, Inc., Class B	4,037	128,942
Fidelity National Information Services, Inc.	4,714	621,117
First American Financial Corp.	1,000	61,780
First Citizens BancShares, Inc., Class A	100	49,192
First Interstate BancSystem, Inc., Class A	900	37,764
Fiserv, Inc.†	3,036	322,241
FLIR Systems, Inc.	3,500	180,460
Floor & Decor Holdings, Inc., Class A†	6,121	280,525
Fortive Corp.	2,356	162,564
Fortune Brands Home & Security, Inc.	8,036	482,562
Fox Corp., Class A	5,800	185,832
Franklin Resources, Inc.	8,600	236,930
Gap, Inc.	3,500	56,910
Gentex Corp.	10,587	296,965
Gilead Sciences, Inc.	6,300	401,373
Globe Life, Inc.	900	87,597
Goldman Sachs Group, Inc.	1,800	384,084
Graco, Inc.	2,600	117,520
GrafTech International, Ltd.	5,100	61,608
H&R Block, Inc.	14,200	354,858
Healthpeak Properties, Inc. REIT	2,234	84,043
Hershey Co.	3,937	578,227
Highwoods Properties, Inc.	1,700	79,560
HollyFrontier Corp.	600	32,964
Home Depot, Inc.	6,932	1,626,109
Honeywell International, Inc.	2,500	431,825
Hormel Foods Corp.	4,166	170,348
Host Hotels & Resorts, Inc.	15,000	245,850
HP, Inc.	6,700	116,379
Hubbell, Inc.	2,100	297,570
Huntsman Corp.	1,600	35,408
IDEX Corp.	1,100	171,083
IDEXX Laboratories, Inc.†	300	85,503
Illinois Tool Works, Inc.	2,700	455,166
Ingredion, Inc.	1,400	110,600
Innoviva, Inc.†	1,900	22,078
Installed Building Products, Inc.†	1,052	68,611
Intel Corp.	22,400	1,266,272
International Business Machines Corp.	7,683	1,027,448
Intuit, Inc.	1,300	334,750
Jack Henry & Associates, Inc.	1,206	170,721
Jefferies Financial Group, Inc.	3,100	57,877
Johnson & Johnson	15,543	2,052,298
JPMorgan Chase & Co.	11,700	1,461,564
Kellogg Co.	2,168	137,733
KEMET Corp.	613	13,327
Kimberly-Clark Corp.	4,817	640,083
Kimco Realty Corp.	6,000	129,360
L3Harris Technologies, Inc.	599	123,580
Lamb Weston Holdings, Inc.	4,800	374,592
Landstar System, Inc.	2,500	282,875
Laredo Petroleum, Inc.†	11,200	26,432
Lear Corp.	1,500	176,655
Leggett & Platt, Inc.	6,501	333,501
Lennar Corp., Class A	9,974	594,450
Lennox International, Inc.	2,276	562,991
LGI Homes, Inc.†	1,440	113,011
Liberty Oilfield Services, Inc., Class A	3,300	30,393
Liberty Property Trust	1,456	86,006
Life Storage, Inc.	900	98,028
Lincoln Electric Holdings, Inc.	2,000	179,140
Lincoln National Corp.	2,700	152,496
Lockheed Martin Corp.	900	339,012
Lowe’s Cos., Inc.	4,718	526,576
M&T Bank Corp.	1,600	250,448
M/I Homes, Inc.†	1,274	56,285
Mammoth Energy Services, Inc.	1,000	1,600
Markel Corp.†	165	193,215
Marsh & McLennan Cos., Inc.	2,296	237,912
Masco Corp.	12,380	572,575
Mastercard, Inc., Class A	2,322	642,753
Maxim Integrated Products, Inc.	3,100	181,846
McCormick & Co., Inc.	988	158,762
McDonald’s Corp.	4,515	888,101
MDC Holdings, Inc.	2,456	95,072
Merck & Co., Inc.	17,834	1,545,494
MetLife, Inc.	5,300	247,987
Mettler-Toledo International, Inc.†	200	140,988
Micron Technology, Inc.†	4,300	204,465
Microsoft Corp.	24,300	3,483,891
Mohawk Industries, Inc.†	4,257	610,369
Monster Beverage Corp.†	3,000	168,390
Moody’s Corp.	1,600	353,104
Morgan Stanley	6,900	317,745
Motorola Solutions, Inc.	1,891	314,511
MSA Safety, Inc.	300	36,021
MSC Industrial Direct Co., Inc., Class A	1,000	73,210
MSCI, Inc.	33	7,740
National Retail Properties, Inc.	3,357	197,761
National Western Life Group, Inc., Class A	100	27,260
Natural Health Trends Corp.	900	6,093
Newmark Group, Inc., Class A	4,300	45,666
Newmont Goldcorp Corp.	21,555	856,380
NextEra Energy, Inc.	1,335	318,184
NIKE, Inc., Class B	4,800	429,840
Norfolk Southern Corp.	2,000	364,000
NVR, Inc.†	147	534,579

O’Reilly Automotive, Inc.†	400	174,204
Old Dominion Freight Line, Inc.	500	91,040
Omnicom Group, Inc.	4,106	316,942
ON Semiconductor Corp.†	2,600	53,040
Oracle Corp.	12,000	653,880
Owens Corning	8,343	511,259
Packaging Corp. of America	2,300	251,758
Park Hotels & Resorts, Inc.	11,700	272,025
Parker-Hannifin Corp.	700	128,443
Paychex, Inc.	7,035	588,407
PayPal Holdings, Inc.†	1,600	166,560
PepsiCo, Inc.	8,595	1,178,976
Pfizer, Inc.	38,013	1,458,559
Philip Morris International, Inc.	5,600	456,064
Pioneer Natural Resources Co.	900	110,718
PNC Financial Services Group, Inc.	3,200	469,440
PPL Corp.	2,400	80,376
Principal Financial Group, Inc.	6,827	364,425
Procter & Gamble Co.	13,559	1,688,231
Progress Software Corp.	1,000	39,880
Progressive Corp.	1,432	99,810
ProPetro Holding Corp.†	1,600	12,400
Prosperity Bancshares, Inc.	1,000	69,020
Prudential Financial, Inc.	2,200	200,508
Public Storage	1,761	392,456
PulteGroup, Inc.	16,372	642,437
Quest Diagnostics, Inc.	6,600	668,250
Raymond James Financial, Inc.	900	75,141
Realty Income Corp.	826	67,559
Regency Centers Corp.	1,600	107,584
Republic Services, Inc.	3,547	310,398
RLJ Lodging Trust	2,300	37,743
Robert Half International, Inc.	2,000	114,540
Rockwell Automation, Inc.	1,300	223,587
Roper Technologies, Inc.	1,100	370,656
Ross Stores, Inc.	3,210	352,041
S&P Global, Inc.	400	103,196
SIGA Technologies, Inc.†	4,000	22,200
Simon Property Group, Inc.	2,580	388,754
Skyline Champion Corp.†	3,037	85,735
SLM Corp.	3,992	33,692
Snap-on, Inc.	1,800	292,806
Sonoco Products Co.	745	42,987
Southern Co.	4,835	302,961
Starbucks Corp.	7,468	631,494
Stryker Corp.	1,900	410,913
Synchrony Financial	7,100	251,127
Sysco Corp.	1,572	125,556
T. Rowe Price Group, Inc.	2,700	312,660
Tanger Factory Outlet Centers, Inc.	3,200	51,584
Tapestry, Inc.	1,700	43,962
Taylor Morrison Home Corp., Class A†	5,836	146,192
Tempur Sealy International, Inc.†	4,859	441,926
Texas Instruments, Inc.	3,600	424,764
Thermo Fisher Scientific, Inc.	200	60,396
Tiffany & Co.	700	87,157
TJX Cos., Inc.	8,314	479,302
Toll Brothers, Inc.	10,550	419,574
TopBuild Corp.†	1,787	185,723
Toro Co.	1,000	77,130
Travelers Cos., Inc.	1,151	150,850
Trex Co., Inc.†	4,235	372,214
TRI Pointe Group, Inc.†	8,793	138,402
UDR, Inc.	2,231	112,108
Union Pacific Corp.	3,300	546,018
United Rentals, Inc.†	400	53,428
UnitedHealth Group, Inc.	1,600	404,320
Unum Group	6,000	165,240
US Bancorp	2,300	131,146
Varian Medical Systems, Inc.†	2,900	350,349
Ventas, Inc.	848	55,205
Verizon Communications, Inc.	13,879	839,263
VF Corp.	500	41,145
Viacom, Inc., Class B	5,200	112,112
Visa, Inc., Class A	6,526	1,167,240
Walmart, Inc.	2,895	339,468
Walt Disney Co.	5,300	688,576
Waste Management, Inc.	6,226	698,619
Waters Corp.†	1,200	253,944
WEC Energy Group, Inc.	2,914	275,082
Weingarten Realty Investors	2,700	85,671
Wells Fargo & Co.	18,800	970,644
Welltower, Inc.	594	53,870
Whirlpool Corp.	3,570	543,068
Whiting Petroleum Corp.†	2,300	14,582
William Lyon Homes, Class A†	2,173	42,048
Williams-Sonoma, Inc.	7,866	525,370
WP Carey, Inc.	1,395	128,424
WR Berkley Corp.	2,634	184,117
Xcel Energy, Inc.	4,018	255,183
Xerox Holdings Corp.	8,100	274,833
Xilinx, Inc.	2,100	190,554
Yum! Brands, Inc.	1,145	116,458

		102,848,655

Total Common Stocks (cost $165,731,700)		173,223,581

PREFERRED SECURITIES/CAPITAL SECURITIES — 1.7%
Canada — 0.2%
Enbridge, Inc. Series 16-A 6.00% due 01/15/2077	$920,000	970,600

Mexico — 0.2%
Grupo Bimbo SAB de CV 5.95% due 04/17/2023*(4)	1,140,000	1,206,405

United States — 1.3%
BB&T Corp. 4.80% due 09/01/2024(4)	3,592,000	3,654,860
Enterprise Products Operating LLC Company Guar. Notes 5.38% due 02/15/2078	548,000	538,410
General Electric Co. Series D 5.00% due 01/21/2021(4)	80,000	77,100

M&T Bank Corp. Series F 5.13% due 11/01/2026(4)	617,000	658,648
MetLife, Inc. 6.40% due 12/15/2066	122,000	148,182
Progressive Corp. Series B 5.38% due 03/15/2023(4)	1,507,000	1,574,453
Prudential Financial, Inc. 4.50% due 09/15/2047	1,003,000	1,044,083
State Street Corp 5.63% due 12/15/2023(4)	598,000	630,729

		8,326,465

Total Preferred Securities/Capital Securities (cost $10,122,077)		10,503,470

EXCHANGE-TRADED FUNDS — 4.0%
iShares MSCI Chile ETF	2,121	73,228
iShares MSCI Taiwan ETF	18,232	707,766
SPDR Bloomberg Barclays High Yield Bond ETF	221,566	23,971,226

Total Exchange-Traded Funds (cost $24,221,016)		24,752,220

OPTIONS - PURCHASED — 0.0%
Exchange-Traded Put Options – Purchased(6) (cost $1,130,368)	910	301,875

Total Long-Term Investment Securities (cost $389,089,593)		405,231,801

SHORT-TERM INVESTMENT SECURITIES 33.2%
Registered Investment Companies — 33.2%
State Street Institutional Liquid Reserves Fund, Premier Class 1.92%(5) (cost $205,610,858)	205,593,704	205,634,823

TOTAL INVESTMENTS (cost $594,700,451)	98.5%	610,866,624
Other assets less liabilities	1.5	9,125,860

NET ASSETS	100.0%	$619,992,484

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At October 31, 2019, the aggregate value of these securities was $36,818,037 representing 5.9% of net assets.

†	Non-income producing security
(1)	Commercial Mortgage Backed Security
(2)	Collateralized Mortgage Obligation
(3)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(4)	Perpetual maturity - maturity date reflects the next call date.
(5)	The rate shown is the 7-day yield as of October 31, 2019.
(6)	Options - Purchased:

Exchange-Traded Put Options - Purchased
Issue	Expiration Month	Strike Price	Number of Contracts	Notional Amount*	Premiums Paid	Value at October 31, 2019	Unrealized Appreciation/ (Depreciation)
S&P 500 Index	November 2019	$2,420	300	$91,126,800	$454,116	$4,500	$(449,616)
S&P 500 Index	December 2019	2,560	305	92,645,580	339,685	91,500	(248,185)
S&P 500 Index	January 2020	2,540	305	92,645,580	336,567	205,875	(130,692)

					$1,130,368	$301,875	$(828,493)

*	Notional amount is calculated by multiplying the number of contracts by the multiplier by the market value of the underlying security or index.

ADR — American Depositary Receipt

EN Amsterdam — Euronext Amsterdam Stock Exchange

GDR — Global Depositary Receipt

HKSE — Hong Kong Stock Exchange

LSE — London Stock Exchange

NVDR — Non-Voting Depositary Receipt

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at October 31, 2019 and unless noted otherwise, the dates shown are the original maturity dates.

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
884	Long	Euro Stoxx 50 Index	December 2019	$34,592,328	$35,582,030	$989,702
84	Long	Nikkei 225 E-Mini Index	December 2019	16,497,354	17,851,653	1,354,299
709	Long	S&P 500 E-Mini Index	December 2019	106,563,526	107,619,110	1,055,584
39	Long	Nasdaq 100 E-Mini Index	December 2019	6,194,775	6,310,395	115,620
193	Long	E-Mini Russ 2000 Index	December 2019	14,876,284	15,086,810	210,526
18	Long	U.S. Treasury 5 Year Notes	December 2019	2,135,615	2,145,656	10,041

						$3,735,772

						Unrealized (Depreciation)
103	Long	SPI 200 Index	December 2019	$11,813,295	$11,784,730	$(28,565)
39	Long	S&P/Toronto Stock Exchange 60 Index	December 2019	5,878,392	5,832,678	(45,714)
97	Long	FTSE 100 Index	December 2019	9,191,521	9,104,524	(86,997)
84	Long	U.S. Treasury 2 Year Notes	December 2019	18,139,132	18,110,531	(28,601)
141	Long	U.S. Treasury Long Bonds	December 2019	23,006,302	22,753,875	(252,427)
50	Long	U.S. Treasury Ultra Bonds	December 2019	9,970,815	9,487,500	(483,315)
203	Short	U.S. Treasury 10 Year Notes	December 2019	26,445,182	26,450,266	(5,084)
11	Short	U.S. Treasury 2 Year Notes	December 2019	2,370,311	2,371,617	(1,306)

						$(932,009)

		Net Unrealized Appreciation (Depreciation)				$2,803,763

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Bank of America, N.A.	USD	3,943,472	CHF	3,881,000	11/26/2019	$—	$(3,018)
	USD	14,237,964	PHP	731,333,000	11/26/2019	153,121	—
	USD	685,454	SEK	6,629,000	11/26/2019	1,892	—

						155,013	(3,018)

Barclays Bank PLC	BRL	5,005,000	USD	1,249,969	11/04/2019	1,995	—
	GBP	1,606,100	USD	2,072,772	12/11/2019	—	(10,208)
	USD	1,194,055	BRL	5,005,000	11/04/2019	53,919	—
	USD	1,790,838	INR	128,027,000	11/26/2019	5,976	—
	USD	19,140,592	JPY	2,076,092,534	11/26/2019	107,386	—

						169,276	(10,208)

Citibank N.A.	USD	3,111,812	AUD	4,553,000	11/26/2019	28,714	—
	USD	4,001,373	CAD	5,270,000	11/26/2019	39	—

						28,753	—

Morgan Stanley and Co. International PLC	ILS	6,293,000	USD	1,784,907	11/26/2019	—	(2,547)
	PHP	90,719,000	USD	1,784,929	11/26/2019	—	(229)
	TWD	434,488,000	USD	14,269,837	11/26/2019	—	(22,830)
	USD	1,780,201	MYR	7,427,000	12/12/2019	2,122	—

						2,122	(25,606)

State Street Bank London	ZAR	442,312	USD	29,319	11/05/2019	51	—

UBS AG	BRL	9,561,000	USD	2,393,773	11/04/2019	9,781	—
	HUF	536,577,000	USD	1,806,736	11/26/2019	—	(16,436)
	JPY	1,668,014,611	EUR	13,810,000	11/26/2019	—	(40,408)
	USD	2,364,514	BRL	9,561,000	11/04/2019	19,478	—
	USD	5,401,586	AUD	7,900,000	11/26/2019	47,604	—
	USD	4,002,774	CAD	5,270,000	11/26/2019	—	(1,362)
	USD	1,124,077	DKK	7,533,000	11/26/2019	2,227	—
	USD	31,490,307	EUR	28,257,000	11/26/2019	69,502	—
	USD	12,677,843	GBP	9,833,579	11/26/2019	68,800	—
	USD	1,773,504	IDR	25,168,865,000	11/26/2019	9,276	—
	USD	1,812,575	MXN	34,978,000	11/26/2019	—	(521)
	USD	1,811,602	RUB	116,380,000	11/26/2019	—	(2,218)
	USD	1,770,550	ZAR	26,316,000	11/26/2019	—	(34,115)
	USD	1,821,592	BRL	7,283,000	12/03/2019	—	(8,948)

						226,668	(104,008)

Net Unrealized Appreciation/(Depreciation)						$581,883	$(142,840)

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

CHF — Swiss Franc

DKK — Danish Krone

EUR — Euro Dollar

GBP — British Pound Sterling

HUF — Hungarian Forint

IDR — Indonesian Rupiah

ILS — Israeli New Sheqel

INR — Indian Rupee

JPY — Japanese Yen

MXN — Mexican Peso

MYR — Malaysian Ringgit

PHP — Philippine Peso

RUB — New Russian Ruble

SEK — Swedish Krona

TWD — New Taiwan Dollar

USD — United States Dollar

ZAR — South African Rand

Industry Allocation*
Registered Investment Companies	33.2%
Diversified Banking Institutions	6.0
Exchange-Traded Funds	4.0
Banks-Commercial	3.9
Medical-Drugs	3.2
Real Estate Investment Trusts	3.1
Telephone-Integrated	1.8
Finance-Credit Card	1.6
Pipelines	1.5
Banks-Super Regional	1.4
Oil Companies-Exploration & Production	1.2
Cable/Satellite TV	1.2
Insurance-Life/Health	1.2
Oil Companies-Integrated	1.2
Electric-Integrated	1.2
Food-Misc./Diversified	1.1
Gold Mining	1.1
Diversified Financial Services	1.0
Computers	0.9
Computer Services	0.9
Tobacco	0.8
Data Processing/Management	0.8
Applications Software	0.8
Diversified Manufacturing Operations	0.8
Medical Products	0.8
Medical Instruments	0.7
Transport-Rail	0.7
Electronic Components-Semiconductors	0.7
Cosmetics & Toiletries	0.7
Cellular Telecom	0.7
Diagnostic Equipment	0.6
Building-Residential/Commercial	0.6
Food-Meat Products	0.6
Insurance-Property/Casualty	0.5
Machinery-General Industrial	0.5
Electronic Connectors	0.5
Beverages-Wine/Spirits	0.5
Web Portals/ISP	0.5
Brewery	0.5
Beverages-Non-alcoholic	0.4
Electric-Distribution	0.4
E-Commerce/Products	0.4
Retail-Building Products	0.4
Medical-Biomedical/Gene	0.4
Chemicals-Diversified	0.3
Insurance-Multi-line	0.3
Oil Refining & Marketing	0.3
Electronic Measurement Instruments	0.3
Pharmacy Services	0.3
Retail-Restaurants	0.3
Building & Construction Products-Misc.	0.3
Commercial Services-Finance	0.3
Commercial Services	0.3
Consumer Products-Misc.	0.3
Electronic Security Devices	0.3
Transport-Services	0.3
Electric Products-Misc.	0.3
Electronic Components-Misc.	0.3
Investment Management/Advisor Services	0.2
Enterprise Software/Service	0.2
Auto-Cars/Light Trucks	0.2
Casino Hotels	0.2
Advanced Materials	0.2
Building Products-Cement	0.2
Home Decoration Products	0.2
Medical-Hospitals	0.2
Telecom Services	0.2
Networking Products	0.2
Food-Baking	0.2
Aerospace/Defense-Equipment	0.2
Rental Auto/Equipment	0.2
Multimedia	0.2
Building Products-Air & Heating	0.2
Internet Content-Entertainment	0.2
Wireless Equipment	0.2
Non-Hazardous Waste Disposal	0.2
Medical-HMO	0.2
Real Estate Operations & Development	0.2
Metal-Diversified	0.2
Power Converter/Supply Equipment	0.2
Home Furnishings	0.2
Soap & Cleaning Preparation	0.2
Airport Development/Maintenance	0.2
Office Automation & Equipment	0.2
Auto/Truck Parts & Equipment-Original	0.1
Broadcast Services/Program	0.1
Finance-Consumer Loans	0.1
Food-Retail	0.1
Retail-Apparel/Shoe	0.1
Agricultural Chemicals	0.1
Apparel Manufacturers	0.1
Food-Confectionery	0.1
Retail-Discount	0.1
Medical Labs & Testing Services	0.1
Retail-Home Furnishings	0.1
Banks-Fiduciary	0.1
Electric-Transmission	0.1
Textile-Home Furnishings	0.1
Import/Export	0.1
Finance-Leasing Companies	0.1
Diversified Minerals	0.1
Instruments-Controls	0.1
Building Products-Wood	0.1
Distribution/Wholesale	0.1
Retail-Auto Parts	0.1
Appliances	0.1
Insurance-Reinsurance	0.1
Retail-Major Department Stores	0.1
Industrial Automated/Robotic	0.1
Computer Data Security	0.1
Aerospace/Defense	0.1
Paper & Related Products	0.1
Transport-Truck	0.1
Athletic Footwear	0.1
Advertising Agencies	0.1
Publishing-Periodicals	0.1
Security Services	0.1
Tools-Hand Held	0.1
Advertising Services	0.1
Engines-Internal Combustion	0.1
Machinery-Electrical	0.1
Retail-Floor Coverings	0.1
Medical-Generic Drugs	0.1
Resorts/Theme Parks	0.1
Computers-Integrated Systems	0.1

98.5%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2019 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed Securities	$—	$6,098,420	$—	$6,098,420
Foreign Corporate Bonds & Notes	—	28,938,205	—	28,938,205
U.S. Corporate Bonds & Notes	—	161,414,030	—	161,414,030
Common Stocks	173,223,581	—	—	173,223,581
Preferred Securities/Capital Securities	—	10,503,470	—	10,503,470
Exchange-Traded Funds	24,752,220	—	—	24,752,220
Options-Purchased	301,875	—	—	301,875
Short-Term Investment Securities	205,634,823	—	—	205,634,823

Total Investments at Value	$403,912,499	$206,954,125	$—	$610,866,624

Other Financial Instruments:†
Futures Contracts	$3,735,772	$—	$—	$3,735,772
Forward Foreign Currency Contracts	—	581,883	—	581,883

Total Other Financial Instruments	$3,735,772	$581,883	$—	$4,317,655

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$932,009	$—	$—	$932,009
Forward Foreign Currency Contracts	—	142,840	—	142,840

Total Other Financial Instruments	$932,009	$142,840	$—	$1,074,849

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Small Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2019 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 96.4%
Advanced Materials — 0.0%
Haynes International, Inc.	1,288	$44,384

Advertising Agencies — 0.0%
MDC Partners, Inc., Class A†	5,864	18,354
Telaria, Inc.†	4,480	33,914

		52,268

Advertising Sales — 0.0%
Boston Omaha Corp., Class A†	1,069	24,010
Clear Channel Outdoor Holdings, Inc.†	5,065	11,801
National CineMedia, Inc.	6,458	54,215

		90,026

Advertising Services — 0.0%
Fluent, Inc.†	4,420	10,299
Marchex, Inc., Class B†	3,721	12,316
SharpSpring, Inc.†	1,060	10,801

		33,416

Aerospace/Defense — 0.2%
AeroVironment, Inc.†	2,207	127,962
Kratos Defense & Security Solutions, Inc.†	9,341	176,358
National Presto Industries, Inc.	516	44,422
Park Aerospace Corp.	1,936	32,893
Wesco Aircraft Holdings, Inc.†	5,520	60,830

		442,465

Aerospace/Defense-Equipment — 0.7%
AAR Corp.	3,456	144,288
Aerojet Rocketdyne Holdings, Inc.†	7,573	327,381
Astronics Corp.†	2,540	73,508
Barnes Group, Inc.	4,886	285,587
Coda Octopus Group, Inc.†	480	3,523
Ducommun, Inc.†	1,112	55,133
Kaman Corp.	2,869	168,324
Moog, Inc., Class A	3,333	279,005
Triumph Group, Inc.	5,141	106,778

		1,443,527

Agricultural Biotech — 0.0%
Calyxt, Inc.†	966	4,424

Agricultural Chemicals — 0.0%
Intrepid Potash, Inc.†	9,882	30,535
Marrone Bio Innovations, Inc.†	5,378	7,099

		37,634

Agricultural Operations — 0.1%
Alico, Inc.	418	13,731
Andersons, Inc.	3,263	60,105
Cadiz, Inc.†	1,363	16,138
Limoneira Co.	1,621	30,669
Phibro Animal Health Corp., Class A	2,114	50,652
Tejon Ranch Co.†	2,176	34,990

		206,285

Airlines — 0.5%
Allegiant Travel Co.	1,348	225,561
Hawaiian Holdings, Inc.	4,861	139,073
Mesa Air Group, Inc.†	2,157	16,436
SkyWest, Inc.	5,189	309,005
Spirit Airlines, Inc.†	7,111	267,089

		957,164

Apparel Manufacturers — 0.4%
Centric Brands, Inc.†	1,731	4,328
Deckers Outdoor Corp.†	3,033	463,746
Delta Apparel, Inc.†	640	15,968
Kontoor Brands, Inc.	4,586	174,268
Oxford Industries, Inc.	1,725	118,783
Superior Group of Cos., Inc.	1,104	15,975
Vince Holding Corp.†	320	6,758

		799,826

Appliances — 0.1%
Hamilton Beach Brands Holding Co., Class A	681	12,700
iRobot Corp.†	2,845	136,731

		149,431

Applications Software — 0.5%
Appfolio, Inc., Class A†	1,629	158,388
Brightcove, Inc.†	3,975	37,802
Ebix, Inc.	2,411	102,781
Five9, Inc.†	6,201	344,217
GTY Technology Holdings, Inc.†	4,108	21,403
Ideanomics, Inc.†	5,302	6,097
Immersion Corp.†	3,231	26,559
PDF Solutions, Inc.†	2,930	47,349
Upland Software, Inc.†	2,373	88,940
Verra Mobility Corp.†	12,013	172,387

		1,005,923

Athletic Equipment — 0.2%
Clarus Corp.	2,429	30,970
Fox Factory Holding Corp.†	3,901	237,727
Vista Outdoor, Inc.†	5,993	40,153
YETI Holdings, Inc.†	3,204	106,725

		415,575

Audio/Video Products — 0.1%
Daktronics, Inc.	3,798	26,054
Sonos, Inc.†	7,321	95,759
Universal Electronics, Inc.†	1,393	72,603

		194,416

Auto Repair Centers — 0.1%
Monro, Inc.	3,384	237,252

Auto-Heavy Duty Trucks — 0.1%
Blue Bird Corp.†	1,569	30,658
Navistar International Corp.†	5,140	160,779
REV Group, Inc.	2,815	35,019

		226,456

Auto-Truck Trailers — 0.0%
Wabash National Corp.	5,563	79,328

Auto/Truck Parts & Equipment-Original — 0.8%
Adient PLC	9,091	192,638
American Axle & Manufacturing Holdings, Inc.†	11,610	97,060
Cooper-Standard Holdings, Inc.†	1,738	55,373
Dana, Inc.	14,975	243,044
Dorman Products, Inc.†	2,794	201,028
Gentherm, Inc.†	3,427	143,146
Meritor, Inc.†	8,225	181,197
Methode Electronics, Inc.	3,788	130,307
Miller Industries, Inc.	1,145	41,163
Modine Manufacturing Co.†	5,133	58,670
Spartan Motors, Inc.	3,557	62,141
Telenav, Inc.†	3,371	15,877
Tenneco, Inc., Class A	5,260	66,223
Titan International, Inc.	5,198	13,879
Visteon Corp.†	2,895	269,293

		1,771,039

Auto/Truck Parts & Equipment-Replacement — 0.1%
Commercial Vehicle Group, Inc.†	3,148	22,949
Douglas Dynamics, Inc.	2,322	108,739
Motorcar Parts of America, Inc.†	1,938	36,938
Standard Motor Products, Inc.	2,183	114,302

		282,928

B2B/E-Commerce — 0.1%
ePlus, Inc.†	1,384	108,132

Banks-Commercial — 9.1%
1st Constitution Bancorp	777	14,755
1st Source Corp.	1,463	74,876
ACNB Corp.	709	25,092
Allegiance Bancshares, Inc.†	2,018	67,119
Amalgamated Bank, Class A	1,436	26,150
Amerant Bancorp, Inc.†	2,005	39,398
American National Bankshares, Inc.	1,109	40,146
Ameris Bancorp	6,335	271,455
Ames National Corp.	920	25,484
Arrow Financial Corp.	1,322	46,429
Atlantic Capital Bancshares, Inc.†	2,320	43,268
Atlantic Union Bankshares Corp.	8,425	310,545
BancFirst Corp.	1,930	111,728
Bancorp, Inc.†	5,205	56,734
BancorpSouth Bank	9,922	304,308
Bank First Corp.	599	41,930
Bank of Commerce Holdings	1,796	20,151
Bank of Marin Bancorp	1,387	60,848
Bank of N.T. Butterfield & Son, Ltd.	5,672	186,892
Bank of Princeton	582	16,738
Bank7 Corp.	390	7,098
Bankwell Financial Group, Inc.	689	19,719
Banner Corp.	3,524	190,226
Bar Harbor Bankshares	1,581	39,604
Baycom Corp.†	1,127	23,825
BCB Bancorp, Inc.	1,446	18,653
Bridge Bancorp, Inc.	1,690	54,756
Bridgewater Bancshares, Inc.†	2,317	29,171
Bryn Mawr Bank Corp.	2,062	78,583
Business First Bancshares, Inc.	1,294	31,625
Byline Bancorp, Inc.†	2,415	41,876
C&F Financial Corp.	337	17,140
Cadence BanCorp	13,017	200,201
Cambridge Bancorp	445	34,492
Camden National Corp.	1,590	70,453
Capital Bancorp, Inc.†	824	11,940
Capital City Bank Group, Inc.	1,392	39,602
Capstar Financial Holdings, Inc.	1,513	25,585
Carolina Financial Corp.	2,169	82,314
Carter Bank & Trust†	2,347	46,119
Cathay General Bancorp	7,950	282,781
CenterState Bank Corp.	12,891	326,916
Central Pacific Financial Corp.	2,893	83,666
Central Valley Community Bancorp	1,189	24,767
Century Bancorp, Inc., Class A	294	25,581
Chemung Financial Corp.	368	15,666
Citizens & Northern Corp.	1,243	31,958
City Holding Co.	1,667	132,260
Civista Bancshares, Inc.	1,590	35,743
CNB Financial Corp.	1,505	47,061
Coastal Financial Corp.†	804	12,100
Codorus Valley Bancorp, Inc.	998	21,596
Colony Bankcorp, Inc.	770	11,966
Columbia Banking System, Inc.	7,620	299,466
Community Bank System, Inc.	5,271	357,268
Community Financial Corp.	507	16,893
Community Trust Bancorp, Inc.	1,603	70,227
ConnectOne Bancorp, Inc.	3,433	83,353
CrossFirst Bankshares, Inc.†	688	9,199
Customers Bancorp, Inc.†	2,939	69,302
CVB Financial Corp.	13,842	287,637
DNB Financial Corp.	360	16,373
Eagle Bancorp, Inc.	3,490	157,539
Enterprise Bancorp, Inc.	929	27,693
Enterprise Financial Services Corp.	2,554	111,865
Equity Bancshares, Inc., Class A†	1,541	42,778
Esquire Financial Holdings, Inc.†	661	16,062
Evans Bancorp, Inc.	489	18,577
Farmers & Merchants Bancorp, Inc.	1,045	26,752
Farmers National Banc Corp.	2,654	39,598
FB Financial Corp.	1,764	66,450
Fidelity D&D Bancorp, Inc.	290	19,126
Financial Institutions, Inc.	1,604	50,414
First Bancorp	3,037	114,647
First Bancorp, Inc.	1,062	30,023
First BanCorp./Puerto Rico	22,253	234,102
First Bancshares, Inc.	1,719	56,658
First Bank	1,721	18,174
First Busey Corp.	5,380	141,871
First Business Financial Services, Inc.	855	20,794
First Choice Bancorp	1,046	23,389
First Commonwealth Financial Corp.	10,145	142,943
First Community Bankshares, Inc.	1,591	50,642
First Financial Bancorp	10,105	236,861
First Financial Bankshares, Inc.	13,487	448,847
First Financial Corp.	1,357	59,532
First Foundation, Inc.	4,052	64,873
First Guaranty Bancshares, Inc.	486	10,206
First Internet Bancorp	1,002	22,785
First Interstate BancSystem, Inc., Class A	3,924	164,651
First Merchants Corp.	5,659	223,813
First Mid Bancshares, Inc.	1,508	52,629
First Midwest Bancorp, Inc.	11,045	226,864
First Northwest Bancorp	929	16,323
First of Long Island Corp.	2,483	58,202
FNCB Bancorp, Inc.	1,773	13,173
Franklin Financial Network, Inc.	1,359	45,214
Franklin Financial Services Corp.	429	15,354
Fulton Financial Corp.	16,852	287,495
FVCBankcorp, Inc.†	1,258	21,663
German American Bancorp, Inc.	2,567	84,839
Glacier Bancorp, Inc.	9,005	381,092
Great Southern Bancorp, Inc.	1,148	69,362
Great Western Bancorp, Inc.	5,932	206,849
Guaranty Bancshares, Inc.	843	26,689
Hancock Whitney Corp.	9,352	364,728
Hanmi Financial Corp.	3,140	60,445
HarborOne Bancorp, Inc.†	2,718	27,751
Hawthorn Bancshares, Inc.	586	14,064
Heartland Financial USA, Inc.	3,604	168,595
Heritage Commerce Corp.	4,328	52,023
Heritage Financial Corp.	3,799	104,586
Hilltop Holdings, Inc.	7,420	173,331
Home BancShares, Inc.	16,086	297,269
HomeStreet, Inc.†	2,325	69,773
Hope Bancorp, Inc.	12,504	178,432
Horizon Bancorp	3,869	70,629
Howard Bancorp, Inc.†	1,335	22,401
IBERIABANK Corp.	5,411	397,113

Independent Bank Corp./Massachusetts	3,443	282,601
Independent Bank Corp./Michigan	2,243	50,490
International Bancshares Corp.	5,766	236,175
Investar Holding Corp.	964	23,917
Kearny Financial Corp.	8,500	119,255
Lakeland Bancorp, Inc.	5,051	83,594
Lakeland Financial Corp.	2,554	118,889
LCNB Corp.	1,260	22,781
Level One Bancorp, Inc.	533	13,005
Live Oak Bancshares, Inc.	2,640	47,916
Luther Burbank Corp.	2,069	23,938
Macatawa Bank Corp.	2,696	28,187
Mackinac Financial Corp.	955	14,936
MainStreet Bancshares, Inc.†	736	15,265
Mercantile Bank Corp.	1,663	58,554
Merchants Bancorp	893	14,583
Meta Financial Group, Inc.	3,660	115,876
Metropolitan Bank Holding Corp.†	727	31,217
Mid Penn Bancorp, Inc.	714	18,207
Midland States Bancorp, Inc.	2,274	60,943
MidWestOne Financial Group, Inc.	1,230	40,092
MVB Financial Corp.	978	19,707
National Bankshares, Inc.	655	27,562
NBT Bancorp, Inc.	4,425	175,894
Nicolet Bankshares, Inc.†	849	58,564
Northeast Bank	777	16,636
Northrim BanCorp, Inc.	682	26,564
Norwood Financial Corp.	598	18,658
Oak Valley Bancorp	709	11,840
OFG Bancorp	5,243	106,485
Ohio Valley Banc Corp.	429	15,761
Old Line Bancshares, Inc.	1,580	46,262
Old National Bancorp	17,755	319,501
Old Second Bancorp, Inc.	3,006	36,282
OP Bancorp	1,360	13,328
Opus Bank	2,269	56,249
Origin Bancorp, Inc.	1,980	69,676
Orrstown Financial Services, Inc.	1,062	23,035
Pacific Mercantile Bancorp†	2,016	14,435
Park National Corp.	1,375	139,219
PCB Bancorp	1,283	21,465
PCSB Financial Corp.	1,679	34,017
Peapack Gladstone Financial Corp.	1,960	57,232
Penns Woods Bancorp, Inc.	711	21,735
People’s Utah Bancorp	1,625	47,287
Peoples Bancorp of North Carolina, Inc.	477	14,186
Peoples Bancorp, Inc.	1,865	61,004
Peoples Financial Services Corp.	714	35,115
Pioneer Bancorp, Inc.†	1,145	15,458
Preferred Bank	1,455	77,566
Premier Financial Bancorp, Inc.	1,351	23,980
Provident Bancorp, Inc.†	893	10,180
QCR Holdings, Inc.	1,529	62,047
RBB Bancorp	1,683	33,896
Red River Bancshares, Inc.†	72	3,168
Reliant Bancorp, Inc.	1,058	24,080
Renasant Corp.	5,909	205,042
Republic Bancorp, Inc., Class A	1,005	44,692
Republic First Bancorp, Inc.†	4,527	18,334
Richmond Mutual Bancorp., Inc.†	1,362	19,000
S&T Bancorp, Inc.	3,500	131,792
Sandy Spring Bancorp, Inc.	3,645	125,752
SB One Bancorp	848	18,724
Seacoast Banking Corp. of Florida†	5,233	146,524
Select Bancorp, Inc.†	1,699	19,199
ServisFirst Bancshares, Inc.	4,931	172,585
Shore Bancshares, Inc.	1,310	20,449
Sierra Bancorp	1,467	39,961
Simmons First National Corp., Class A	9,411	225,111
SmartFinancial, Inc.†	1,319	27,765
South Plains Financial, Inc.	364	6,097
South State Corp.	3,511	276,877
Southern First Bancshares, Inc.†	723	29,144
Southern National Bancorp of Virginia, Inc.	2,043	32,361
Southside Bancshares, Inc.	3,324	114,512
Spirit of Texas Bancshares, Inc.†	1,395	29,156
Sterling Bancorp, Inc.	1,714	16,609
Stock Yards Bancorp, Inc.	2,101	83,914
Summit Financial Group, Inc.	1,138	28,973
Tompkins Financial Corp.	1,506	131,790
Towne Bank	6,909	194,074
TriCo Bancshares	2,774	104,386
TriState Capital Holdings, Inc.†	2,532	58,540
Triumph Bancorp, Inc.†	2,504	81,255
TrustCo Bank Corp.	9,857	85,164
Trustmark Corp.	6,669	228,880
UMB Financial Corp.	4,594	299,804
United Bankshares, Inc.	10,117	400,026
United Community Banks, Inc.	8,167	246,725
United Security Bancshares	1,396	14,197
Unity Bancorp, Inc.	817	17,843
Univest Financial Corp.	2,982	76,786
Valley National Bancorp	33,651	389,679
Veritex Holdings, Inc.	5,375	132,332
Washington Trust Bancorp, Inc.	1,567	80,058
WesBanco, Inc.	5,477	205,880
West Bancorporation, Inc.	1,658	38,930
Westamerica Bancorporation	2,702	178,386
Western New England Bancorp, Inc.	2,470	23,613

		19,236,776

Banks-Fiduciary — 0.0%
Parke Bancorp, Inc.	933	22,429
Union Bankshares, Inc.	403	13,396

		35,825

Banks-Mortgage — 0.1%
Flagstar Bancorp, Inc.	2,957	107,458
Walker & Dunlop, Inc.	2,871	180,844

		288,302

Banks-Super Regional — 0.1%
Independent Bank Group, Inc.	3,696	197,625
National Bank Holdings Corp., Class A	3,058	105,195

		302,820

Batteries/Battery Systems — 0.1%
EnerSys	4,424	295,789

Beverages-Non-alcoholic — 0.1%
Celsius Holdings, Inc.†	2,605	9,170
Coca-Cola Consolidated, Inc.	487	133,613
National Beverage Corp.	1,224	53,807
New Age Beverages Corp.†	7,774	20,912
Primo Water Corp.†	3,632	43,929

		261,431

Beverages-Wine/Spirits — 0.0%
MGP Ingredients, Inc.	1,345	57,687

Brewery — 0.2%
Boston Beer Co., Inc., Class A†	866	324,282
Craft Brew Alliance, Inc.†	1,202	8,763

		333,045

Broadcast Services/Program — 0.1%
Hemisphere Media Group, Inc.†	1,753	22,631
MSG Networks, Inc., Class A†	6,066	98,330

		120,961

Building & Construction Products-Misc. — 1.1%
American Woodmark Corp.†	1,747	173,232
Armstrong Flooring, Inc.†	1,835	11,267
Builders FirstSource, Inc.†	11,816	267,160
Caesarstone, Ltd.	2,337	39,472
Cornerstone Building Brands, Inc.†	4,766	29,787
Forterra, Inc.†	1,925	15,804
Gibraltar Industries, Inc.†	3,346	178,108
Louisiana-Pacific Corp.	12,873	376,278
Patrick Industries, Inc.†	2,338	115,521
Select Interior Concepts, Inc., Class A†	2,150	24,639
Simpson Manufacturing Co., Inc.	4,644	383,780
Summit Materials, Inc., Class A†	11,665	267,478
Trex Co., Inc.†	6,092	535,426

		2,417,952

Building & Construction-Misc. — 0.6%
BrightView Holdings, Inc.†	3,234	57,565
Comfort Systems USA, Inc.	3,771	190,096
Concrete Pumping Holdings, Inc.†	1,667	5,735
EMCOR Group, Inc.	5,787	507,578
IES Holdings, Inc.†	855	16,587
MYR Group, Inc.†	1,669	57,430
NV5 Global, Inc.†	1,073	77,717
TopBuild Corp.†	3,518	365,626
WillScot Corp.†	5,354	84,379

		1,362,713

Building Products-Air & Heating — 0.1%
AAON, Inc.	4,257	207,146

Building Products-Cement — 0.1%
Continental Building Products, Inc.†	3,607	107,885
US Concrete, Inc.†	1,656	86,543

		194,428

Building Products-Doors & Windows — 0.3%
Apogee Enterprises, Inc.	2,712	101,809
Griffon Corp.	3,782	80,594
JELD-WEN Holding, Inc.†	7,001	119,647
Masonite International Corp.†	2,580	158,438
PGT Innovations, Inc.†	5,882	103,876

		564,364

Building Products-Wood — 0.2%
Boise Cascade Co.	4,026	144,010
Universal Forest Products, Inc.	6,173	310,872

		454,882

Building-Heavy Construction — 0.6%
Aegion Corp.†	3,158	68,434
Arcosa, Inc.	5,047	193,855
Construction Partners, Inc., Class A†	1,301	22,273
Dycom Industries, Inc.†	3,152	143,700
Granite Construction, Inc.	4,862	114,451
Great Lakes Dredge & Dock Corp.†	6,317	67,908
MasTec, Inc.†	6,222	391,613
Primoris Services Corp.	4,593	93,881
Sterling Construction Co., Inc.†	2,706	43,959
Tutor Perini Corp.†	4,135	63,968

		1,204,042

Building-Maintenance & Services — 0.1%
ABM Industries, Inc.	6,902	251,647

Building-Mobile Home/Manufactured Housing — 0.3%
Cavco Industries, Inc.†	893	171,143
LCI Industries	2,529	245,617
Skyline Champion Corp.†	5,218	147,304
Winnebago Industries, Inc.	3,225	155,026

		719,090

Building-Residential/Commercial — 0.9%
Beazer Homes USA, Inc.†	2,980	44,730
Century Communities, Inc.†	2,717	81,972
Forestar Group, Inc.†	1,092	20,508
Green Brick Partners, Inc.†	2,520	25,376
Installed Building Products, Inc.†	2,348	153,137
KB Home	8,888	317,213
LGI Homes, Inc.†	2,077	163,003
M/I Homes, Inc.†	2,752	121,583
MDC Holdings, Inc.	5,145	199,163
Meritage Homes Corp.†	3,756	270,770
Taylor Morrison Home Corp., Class A†	10,910	273,295
TRI Pointe Group, Inc.†	14,653	230,638
William Lyon Homes, Class A†	3,294	63,739

		1,965,127

Cable/Satellite TV — 0.2%
Liberty Latin America, Ltd., Class A†	4,794	89,600
Liberty Latin America, Ltd., Class C†	11,800	217,238
WideOpenWest, Inc.†	2,554	16,218

		323,056

Capacitors — 0.1%
KEMET Corp.	5,901	128,288

Casino Hotels — 0.1%
Boyd Gaming Corp.	8,354	227,646
Century Casinos, Inc.†	2,825	20,877

		248,523

Casino Services — 0.3%
Eldorado Resorts, Inc.†	6,829	305,734
Everi Holdings, Inc.†	7,123	71,658
Scientific Games Corp.†	5,782	138,710

		516,102

Cellular Telecom — 0.0%
ATN International, Inc.	1,147	67,937

Chemicals-Diversified — 0.4%
AdvanSix, Inc.†	2,892	65,822
Codexis, Inc.†	5,480	74,090
Innophos Holdings, Inc.	2,033	66,316
Innospec, Inc.	2,520	230,227
Koppers Holdings, Inc.†	1,951	62,627
Orion Engineered Carbons SA	6,247	103,450
Quaker Chemical Corp.	1,360	207,917

		810,449

Chemicals-Fibers — 0.0%
Rayonier Advanced Materials, Inc.	5,059	21,096

Chemicals-Other — 0.0%
American Vanguard Corp.	2,990	41,800

Chemicals-Plastics — 0.1%
A. Schulman, Inc. CVR†(1)	1,986	592
PolyOne Corp.	7,955	254,958

		255,550

Chemicals-Specialty — 1.2%
Amyris, Inc.†	3,861	12,799
Balchem Corp.	3,338	337,839
Ferro Corp.†	8,460	94,160
GCP Applied Technologies, Inc.†	5,607	115,841

H.B. Fuller Co.	5,279	257,615
Hawkins, Inc.	1,011	43,220
Ingevity Corp.†	4,359	367,071
Kraton Corp.†	3,245	72,753
Materion Corp.	2,104	119,591
Minerals Technologies, Inc.	3,652	180,591
Oil-Dri Corp. of America	537	18,800
OMNOVA Solutions, Inc.†	4,541	45,910
PQ Group Holdings, Inc.†	3,926	64,661
Rogers Corp.†	1,918	259,851
Sensient Technologies Corp.	4,392	274,764
Stepan Co.	2,122	207,362
Tronox Holdings PLC, Class A	9,462	80,332
Valhi, Inc.	3,002	5,674

		2,558,834

Circuit Boards — 0.1%
TTM Technologies, Inc.†	10,267	120,227

Coal — 0.2%
Advanced Emissions Solutions, Inc.	1,706	23,594
Arch Coal, Inc., Class A	1,690	133,324
CONSOL Energy, Inc.†	2,815	37,243
Hallador Energy Co.	2,107	7,090
NACCO Industries, Inc., Class A	382	19,291
Peabody Energy Corp.	7,103	74,795
Ramaco Resources, Inc.†	848	3,010
SunCoke Energy, Inc.†	7,951	42,061
Warrior Met Coal, Inc.	5,359	104,393

		444,801

Coatings/Paint — 0.0%
Kronos Worldwide, Inc.	2,348	29,773

Coffee — 0.0%
Farmer Brothers Co.†	1,097	14,075
Youngevity International, Inc.†	893	4,170

		18,245

Commercial Services — 0.8%
Acacia Research Corp.†	5,036	12,791
Care.com, Inc.†	2,236	26,117
Collectors Universe, Inc.	830	23,788
Emerald Expositions Events, Inc.	2,562	24,903
Forrester Research, Inc.	1,103	38,031
Harsco Corp.†	8,247	167,167
Healthcare Services Group, Inc.	7,710	187,816
HMS Holdings Corp.†	8,997	294,112
LiveRamp Holdings, Inc.†	6,948	271,597
Medifast, Inc.	1,177	130,576
National Research Corp.	1,247	71,615
SP Plus Corp.†	2,364	104,418
Team, Inc.†	3,087	56,060
WW International, Inc.†	4,844	168,910

		1,577,901

Commercial Services-Finance — 0.4%
Cardtronics PLC, Class A†	3,871	132,620
Cass Information Systems, Inc.	1,460	83,673
CBIZ, Inc.†	5,318	145,554
EVERTEC, Inc.	6,287	192,319
Evo Payments, Inc., Class A†	3,676	104,509
Green Dot Corp., Class A†	5,015	144,633
International Money Express, Inc.†	1,409	21,586
PRGX Global, Inc.†	2,160	10,800
Priority Technology Holdings, Inc.†	679	2,349

		838,043

Communications Software — 0.1%
Avaya Holdings Corp.†	11,497	138,999
Pareteum Corp.†	11,134	4,119

		143,118

Computer Aided Design — 0.1%
Altair Engineering, Inc., Class A†	4,070	150,061

Computer Data Security — 0.5%
ForeScout Technologies, Inc.†	4,299	132,237
OneSpan, Inc.†	3,395	63,521
Qualys, Inc.†	3,525	300,788
Rapid7, Inc.†	5,053	253,105
SecureWorks Corp., Class A†	870	10,579
Tenable Holdings, Inc.†	3,837	96,692
Varonis Systems, Inc.†	3,074	219,945

		1,076,867

Computer Services — 1.2%
Carbonite, Inc.†	3,432	58,927
Conduent, Inc.†	17,939	110,863
ExlService Holdings, Inc.†	3,475	241,964
Insight Enterprises, Inc.†	3,674	225,510
MAXIMUS, Inc.	6,594	506,024
Parsons Corp.†	1,992	70,915
Perspecta, Inc.	14,660	389,076
Presidio, Inc.	4,780	79,348
Rimini Street, Inc.†	2,083	8,145
Science Applications International Corp.	6,154	508,444
StarTek, Inc.†	1,720	11,180
Sykes Enterprises, Inc.†	3,963	122,437
TTEC Holdings, Inc.	1,484	70,297
Unisys Corp.†	5,280	54,173
Virtusa Corp.†	3,014	112,362

		2,569,665

Computer Software — 1.1%
Avid Technology, Inc.†	2,937	19,839
Bandwidth, Inc., Class A†	1,666	93,546
Box, Inc., Class A†	14,854	251,330
Cision, Ltd.†	9,491	95,574
Cloudera, Inc.†	24,471	207,514
Cornerstone OnDemand, Inc.†	5,906	345,914
Envestnet, Inc.†	4,953	309,513
j2 Global, Inc.	4,834	459,037
Simulations Plus, Inc.	1,238	43,838
TiVo Corp.	12,712	103,476
Yext, Inc.†	9,635	158,592
Zuora, Inc., Class A†	9,007	128,350

		2,216,523

Computers — 0.0%
Inspired Entertainment, Inc.†	917	6,740

Computers-Integrated Systems — 0.3%
Agilysys, Inc.†	2,145	54,033
Cubic Corp.	3,241	238,991
Diebold Nixdorf, Inc.†	7,960	55,720
MTS Systems Corp.	1,862	105,166
NetScout Systems, Inc.†	7,547	182,788
PAR Technology Corp.†	1,199	30,047

		666,745

Computers-Other — 0.4%
3D Systems Corp.†	11,922	113,140
Lumentum Holdings, Inc.†	7,930	496,894
PlayAGS, Inc.†	2,758	31,827
Stratasys, Ltd.†	5,330	110,224

		752,085

Computers-Periphery Equipment — 0.0%
Mitek Systems, Inc.†	3,824	36,863

Computers-Voice Recognition — 0.0%
Vocera Communications, Inc.†	3,228	64,302

Consulting Services — 0.5%
CRA International, Inc.	795	39,154
Franklin Covey Co.†	1,010	38,582
FTI Consulting, Inc.†	3,861	420,347
GP Strategies Corp.†	1,325	14,707
Hackett Group, Inc.	2,534	42,850
Huron Consulting Group, Inc.†	2,324	153,709
ICF International, Inc.	1,881	161,183
Information Services Group, Inc.†	3,698	7,988
Kelly Services, Inc., Class A	3,433	82,426
R1 RCM, Inc.†	10,758	114,358
Vectrus, Inc.†	1,170	53,481

		1,128,785

Consumer Products-Misc. — 0.4%
Central Garden & Pet Co.†	1,085	32,572
Central Garden & Pet Co., Class A†	4,355	123,159
Helen of Troy, Ltd.†	2,603	389,825
Quanex Building Products Corp.	3,420	65,972
WD-40 Co.	1,424	266,858

		878,386

Containers-Metal/Glass — 0.1%
Greif, Inc., Class A	2,681	105,015
Greif, Inc., Class B	625	29,394

		134,409

Containers-Paper/Plastic — 0.1%
Matthews International Corp., Class A	3,196	118,188
UFP Technologies, Inc.†	700	29,127

		147,315

Cosmetics & Toiletries — 0.2%
e.l.f. Beauty, Inc.†	2,720	45,696
Edgewell Personal Care Co.†	5,604	196,140
Inter Parfums, Inc.	1,825	141,310
Revlon, Inc., Class A†	716	18,823

		401,969

Cruise Lines — 0.0%
Lindblad Expeditions Holdings, Inc.†	2,379	37,445

Data Processing/Management — 0.3%
Bottomline Technologies, Inc.†	4,442	181,900
CommVault Systems, Inc.†	4,186	207,919
CSG Systems International, Inc.	3,410	196,552

		586,371

Dental Supplies & Equipment — 0.1%
Patterson Cos., Inc.	8,666	148,449

Diagnostic Equipment — 0.3%
Accelerate Diagnostics, Inc.†	2,827	43,536
BioTelemetry, Inc.†	3,440	135,398
GenMark Diagnostics, Inc.†	5,643	31,657
OPKO Health, Inc.†	36,964	52,489
Quanterix Corp.†	1,347	28,085
Repligen Corp.†	5,363	426,305

		717,470

Diagnostic Kits — 0.2%
Celcuity, Inc.†	610	9,608
Genomic Health, Inc.†	2,792	186,171
Meridian Bioscience, Inc.	4,365	42,733
OraSure Technologies, Inc.†	6,375	54,442
Quidel Corp.†	3,670	208,823

		501,777

Dialysis Centers — 0.0%
American Renal Associates Holdings, Inc.†	1,901	15,816

Direct Marketing — 0.0%
Quotient Technology, Inc.†	7,777	66,960

Disposable Medical Products — 0.2%
BioLife Solutions, Inc.†	699	11,890
CONMED Corp.	2,824	310,696
Merit Medical Systems, Inc.†	5,554	114,718
Utah Medical Products, Inc.	361	36,992

		474,296

Distribution/Wholesale — 0.7%
Anixter International, Inc.†	3,160	261,490
BlueLinx Holdings, Inc.†	927	28,978
Core-Mark Holding Co., Inc.	4,696	143,322
EVI Industries, Inc.	471	16,198
Fossil Group, Inc.†	4,850	52,768
G-III Apparel Group, Ltd.†	4,687	117,691
H&E Equipment Services, Inc.	3,310	112,341
ScanSource, Inc.†	2,678	86,499
SiteOne Landscape Supply, Inc.†	4,236	373,022
Systemax, Inc.	1,282	27,742
Titan Machinery, Inc.†	1,963	32,586
Triton International, Ltd.	5,735	210,474
Veritiv Corp.†	1,343	18,319

		1,481,430

Diversified Manufacturing Operations — 0.5%
Actuant Corp., Class A	5,783	143,245
Chase Corp.	759	88,917
EnPro Industries, Inc.	2,133	148,350
Fabrinet†	3,779	212,493
Federal Signal Corp.	6,194	200,933
LSB Industries, Inc.†	2,331	9,860
Lydall, Inc.†	1,767	34,580
NL Industries, Inc.†	867	3,581
Standex International Corp.	1,301	98,590

		940,549

Diversified Minerals — 0.1%
Covia Holdings Corp.†	4,312	5,951
Livent Corp.†	15,204	104,299
United States Lime & Minerals, Inc.	208	18,408

		128,658

Diversified Operations/Commercial Services — 0.1%
Viad Corp.	2,080	126,922

Drug Delivery Systems — 0.2%
Antares Pharma, Inc.†	16,763	56,324
Assertio Therapeutics, Inc.†	6,684	5,281
BioDelivery Sciences International, Inc.†	8,657	50,037
Heron Therapeutics, Inc.†	7,650	162,563
Revance Therapeutics, Inc.†	4,564	71,472
Senseonics Holdings, Inc.†	12,693	14,851

		360,528

E-Commerce/Products — 0.1%
1-800-flowers.com, Inc., Class A†	2,571	36,663
Lands’ End, Inc.†	1,101	13,289
Overstock.com, Inc.†	2,787	29,347
RealReal, Inc.†	1,811	41,852
Stitch Fix, Inc., Class A†	4,347	99,372

		220,523

E-Commerce/Services — 0.5%
Cargurus, Inc.†	7,694	258,442
Cars.com, Inc.†	6,953	78,638
ChannelAdvisor Corp.†	2,767	26,038
Eventbrite, Inc., Class A†	3,787	68,090
EverQuote, Inc., Class A†	911	18,493
Groupon, Inc.†	46,829	130,185
Leaf Group, Ltd.†	1,792	5,322
Shutterstock, Inc.†	1,979	80,308
Stamps.com, Inc.†	1,736	146,571
Travelzoo†	545	5,515
TrueCar, Inc.†	10,735	35,211
Upwork, Inc.†	5,886	88,525

		941,338

E-Marketing/Info — 0.1%
Cardlytics, Inc.†	1,426	59,764
comScore, Inc.†	5,075	11,723
Liquidity Services, Inc.†	2,839	18,425
New Media Investment Group, Inc.	6,214	54,745
QuinStreet, Inc.†	4,695	60,237
Rubicon Project, Inc.†	5,084	43,214

		248,108

E-Services/Consulting — 0.1%
Perficient, Inc.†	3,345	131,124

Educational Software — 0.1%
Instructure, Inc.†	3,536	165,237

Electric Products-Misc. — 0.2%
Graham Corp.	995	22,547
nLight, Inc.†	3,425	45,758
Novanta, Inc.†	3,491	310,873

		379,178

Electric-Distribution — 0.1%
Genie Energy, Ltd., Class B	1,491	11,108
Spark Energy, Inc., Class A	1,227	11,742
Unitil Corp.	1,513	94,215

		117,065

Electric-Generation — 0.2%
Atlantic Power Corp.†	11,080	25,816
Ormat Technologies, Inc.	4,114	314,968

		340,784

Electric-Integrated — 1.6%
ALLETE, Inc.	5,375	462,572
Ameresco, Inc., Class A†	2,276	33,548
Avista Corp.	6,803	326,748
Black Hills Corp.	6,331	499,073
El Paso Electric Co.	4,208	280,716
MGE Energy, Inc.	3,618	278,731
NorthWestern Corp.	5,251	380,803
Otter Tail Corp.	4,087	231,651
PNM Resources, Inc.	8,243	429,872
Portland General Electric Co.	9,308	529,439

		3,453,153

Electronic Components-Misc. — 0.9%
Advanced Energy Industries, Inc.†	3,946	233,209
Applied Optoelectronics, Inc.†	1,970	18,439
Atkore International Group, Inc.†	4,852	168,364
Bel Fuse, Inc., Class B	1,023	15,048
Benchmark Electronics, Inc.	3,901	132,244
Comtech Telecommunications Corp.	2,435	85,103
IntriCon Corp.†	851	17,599
Kimball Electronics, Inc.†	2,543	37,789
Knowles Corp.†	8,432	181,963
NVE Corp.	495	30,814
OSI Systems, Inc.†	1,726	171,288
Plexus Corp.†	2,996	221,524
Sanmina Corp.†	7,017	215,632
SMART Global Holdings, Inc.†	1,356	40,273
Transcat, Inc.†	716	22,440
Vishay Intertechnology, Inc.	13,754	277,143
Vishay Precision Group, Inc.†	1,081	36,808
ZAGG, Inc.†	2,907	21,425

		1,927,105

Electronic Components-Semiconductors — 1.4%
Adesto Technologies Corp.†	2,806	25,703
Alpha & Omega Semiconductor, Ltd.†	2,075	27,099
Ambarella, Inc.†	3,273	172,258
Amkor Technology, Inc.†	10,181	126,550
AVX Corp.	4,879	74,746
AXT, Inc.†	3,992	12,455
CEVA, Inc.†	2,251	61,272
CTS Corp.	3,369	89,885
Diodes, Inc.†	4,256	198,542
DSP Group, Inc.†	2,258	33,667
GSI Technology, Inc.†	1,646	12,872
Impinj, Inc.†	1,531	50,362
Inphi Corp.†	4,660	334,961
Lattice Semiconductor Corp.†	12,926	253,220
MACOM Technology Solutions Holdings, Inc.†	4,763	108,311
Photronics, Inc.†	6,760	79,768
Rambus, Inc.†	11,448	158,498
Semtech Corp.†	6,832	344,743
Silicon Laboratories, Inc.†	4,456	473,405
Synaptics, Inc.†	3,487	146,838
Xperi Corp.	5,105	103,657

		2,888,812

Electronic Measurement Instruments — 0.4%
Badger Meter, Inc.	2,965	171,377
FARO Technologies, Inc.†	1,786	85,156
Fitbit, Inc., Class A†	23,299	143,988
Itron, Inc.†	3,555	271,104
Mesa Laboratories, Inc.	398	90,645
Stoneridge, Inc.†	2,743	84,704

		846,974

Electronic Parts Distribution — 0.2%
Tech Data Corp.†	3,773	458,419

Electronic Security Devices — 0.1%
Alarm.com Holdings, Inc.†	3,809	188,164
Napco Security Technologies, Inc.†	1,199	36,402
Wrap Technologies, Inc.†	848	3,333

		227,899

Electronics-Military — 0.2%
Mercury Systems, Inc.†	5,624	414,264

Energy-Alternate Sources — 0.6%
Clean Energy Fuels Corp.†	13,925	31,331
Enphase Energy, Inc.†	9,520	184,974
FutureFuel Corp.	2,676	32,995
Green Plains, Inc.	3,777	46,570
Pattern Energy Group, Inc., Class A	9,156	256,643
Plug Power, Inc.†	24,468	64,840
Renewable Energy Group, Inc.†	3,815	62,337
REX American Resources Corp.†	581	47,015
Sunnova Energy International, Inc.†	1,391	14,772
SunPower Corp.†	6,520	57,115
Sunrun, Inc.†	11,713	182,020

TerraForm Power, Inc., Class A	7,576	128,641
TPI Composites, Inc.†	2,994	61,467
Vivint Solar, Inc.†	4,520	31,685

		1,202,405

Engineering/R&D Services — 0.4%
Argan, Inc.	1,526	57,759
Exponent, Inc.	5,364	340,775
Iteris, Inc.†	4,161	22,303
KBR, Inc.	14,681	413,417
Mistras Group, Inc.†	1,866	28,923
VSE Corp.	904	34,732

		897,909

Engines-Internal Combustion — 0.0%
Briggs & Stratton Corp.	4,225	31,138

Enterprise Software/Service — 2.0%
ACI Worldwide, Inc.†	11,938	374,734
American Software, Inc., Class A	2,989	48,452
Appian Corp.†	3,232	144,276
Benefitfocus, Inc.†	3,071	69,819
Blackbaud, Inc.	5,065	425,207
Blackline, Inc.†	4,434	207,245
Daily Journal Corp.†	118	33,159
Domo, Inc., Class B†	1,814	29,169
Donnelley Financial Solutions, Inc.†	3,232	36,522
eGain Corp.†	2,112	15,893
Everbridge, Inc.†	3,446	239,531
Evolent Health, Inc., Class A†	7,678	58,506
Exela Technologies, Inc.†	4,647	2,840
Intelligent Systems Corp.†	707	31,935
LivePerson, Inc.†	6,372	261,571
Majesco†	786	6,767
ManTech International Corp., Class A	2,776	219,804
MicroStrategy, Inc., Class A†	858	131,489
MobileIron, Inc.†	9,913	62,055
Model N, Inc.†	3,365	100,243
Omnicell, Inc.†	4,295	302,325
Phunware, Inc.†	3,321	5,480
Progress Software Corp.	4,609	183,807
PROS Holdings, Inc.†	3,411	174,780
QAD, Inc., Class A	1,143	53,127
SailPoint Technologies Holding, Inc.†	8,888	172,072
SPS Commerce, Inc.†	3,626	191,344
SVMK, Inc.†	8,896	163,686
Verint Systems, Inc.†	6,783	307,880
Workiva, Inc.†	3,809	158,721

		4,212,439

Entertainment Software — 0.0%
Glu Mobile, Inc.†	12,005	71,190

Environmental Consulting & Engineering — 0.2%
NRC Group Holdings Corp.†	1,085	13,281
Tetra Tech, Inc.	5,658	494,905

		508,186

Filtration/Separation Products — 0.1%
ESCO Technologies, Inc.	2,648	223,730

Finance-Commercial — 0.1%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	6,565	196,031
Marlin Business Services Corp.	909	21,580
MMA Capital Holdings, Inc.†	509	16,201
NewStar Financial, Inc. CVR†(1)	2,250	1,215
On Deck Capital, Inc.†	6,891	30,734

		265,761

Finance-Consumer Loans — 0.3%
Curo Group Holdings Corp.†	1,758	24,594
Elevate Credit, Inc.†	2,327	9,518
Encore Capital Group, Inc.†	3,203	106,308
Enova International, Inc.†	3,416	80,242
LendingClub Corp.†	6,820	86,205
Nelnet, Inc., Class A	1,855	113,656
Ocwen Financial Corp.†	13,960	23,592
PRA Group, Inc.†	4,666	158,317
Regional Management Corp.†	924	26,731
World Acceptance Corp.†	648	67,269

		696,432

Finance-Credit Card — 0.0%
I3 Verticals, Inc., Class A†	1,501	30,696
Paysign, Inc.†	3,086	33,267

		63,963

Finance-Investment Banker/Broker — 0.4%
Cowen, Inc., Class A†	2,983	44,656
Diamond Hill Investment Group, Inc.	330	46,484
GAIN Capital Holdings, Inc.	2,004	8,457
Greenhill & Co., Inc.	1,688	27,346
Houlihan Lokey, Inc.	4,275	202,036
INTL. FCStone, Inc.†	1,653	66,120
Ladenburg Thalmann Financial Services, Inc.	12,313	27,827
Moelis & Co., Class A	4,922	175,617
Oppenheimer Holdings, Inc., Class A	989	26,901
Piper Jaffray Cos.	1,426	111,998
PJT Partners, Inc., Class A	2,344	97,346
Siebert Financial Corp.†	786	7,050

		841,838

Finance-Leasing Companies — 0.1%
Aircastle, Ltd.	5,431	147,832

Finance-Mortgage Loan/Banker — 0.2%
CBTX, Inc.	1,866	53,461
Federal Agricultural Mtg. Corp., Class C	935	79,185
Mr. Cooper Group, Inc.†	7,889	100,979
PennyMac Financial Services, Inc.†	2,589	80,596

		314,221

Finance-Other Services — 0.1%
Deluxe Corp.	4,460	231,162

Financial Guarantee Insurance — 0.4%
MBIA, Inc.†	8,257	76,708
NMI Holdings, Inc., Class A†	6,752	197,496
Radian Group, Inc.	21,204	532,220

		806,424

Firearms & Ammunition — 0.2%
American Outdoor Brands Corp.†	5,607	39,698
Axon Enterprise, Inc.†	6,047	309,183
Sturm Ruger & Co., Inc.	1,733	79,302

		428,183

Food-Baking — 0.1%
Hostess Brands, Inc.†	12,387	158,306

Food-Canned — 0.0%
Landec Corp.†	2,533	24,950
Seneca Foods Corp., Class A†	694	24,554

		49,504

Food-Confectionery — 0.1%
Simply Good Foods Co.†	8,554	209,915
Tootsie Roll Industries, Inc.	1,706	58,482

		268,397

Food-Dairy Products — 0.0%
Dean Foods Co.	8,472	8,303

Food-Meat Products — 0.0%
Nathan’s Famous, Inc.	304	23,134

Food-Misc./Diversified — 0.4%
B&G Foods, Inc.	6,709	104,325
Bridgford Foods Corp.†	179	4,416
Cal-Maine Foods, Inc.	3,266	130,281
J&J Snack Foods Corp.	1,567	298,921
John B. Sanfilippo & Son, Inc.	894	94,871
Lancaster Colony Corp.	1,960	272,793

		905,607

Food-Retail — 0.1%
Ingles Markets, Inc., Class A	1,466	57,804
Village Super Market, Inc., Class A	855	22,657
Weis Markets, Inc.	989	38,067

		118,528

Food-Wholesale/Distribution — 0.4%
Calavo Growers, Inc.	1,680	145,706
Chefs’ Warehouse, Inc.†	2,532	83,873
Fresh Del Monte Produce, Inc.	3,218	102,654
HF Foods Group, Inc.†	780	15,155
Performance Food Group Co.†	10,671	454,691
SpartanNash Co.	3,716	48,661
United Natural Foods, Inc.†	5,463	40,973

		891,713

Footwear & Related Apparel — 0.4%
Crocs, Inc.†	6,433	225,091
Rocky Brands, Inc.	719	19,995
Steven Madden, Ltd.	8,707	358,554
Weyco Group, Inc.	636	15,690
Wolverine World Wide, Inc.	8,700	258,216

		877,546

Funeral Services & Related Items — 0.0%
Carriage Services, Inc.	1,703	43,869

Gambling (Non-Hotel) — 0.1%
Golden Entertainment, Inc.†	1,773	25,673
Monarch Casino & Resort, Inc.†	1,175	50,748
Red Rock Resorts, Inc., Class A	7,237	157,622
Twin River Worldwide Holdings, Inc.	2,039	51,179

		285,222

Gas-Distribution — 1.2%
Chesapeake Utilities Corp.	1,656	156,989
New Jersey Resources Corp.	9,205	401,338
Northwest Natural Holding Co.	3,136	217,513
ONE Gas, Inc.	5,417	502,914
RGC Resources, Inc.	779	22,723
South Jersey Industries, Inc.	9,603	308,833
Southwest Gas Holdings, Inc.	5,630	491,499
Spire, Inc.	5,154	433,245

		2,535,054

Gold Mining — 0.1%
Gold Resource Corp.	6,292	27,559
Novagold Resources, Inc.†	23,992	174,662

		202,221

Golf — 0.2%
Acushnet Holdings Corp.	3,647	103,757
Callaway Golf Co.	9,689	195,912
Drive Shack, Inc.†	6,264	24,993

		324,662

Hazardous Waste Disposal — 0.1%
Heritage-Crystal Clean, Inc.†	1,557	41,323
US Ecology, Inc.†	2,287	142,320

		183,643

Health Care Cost Containment — 0.2%
CorVel Corp.†	935	73,977
HealthEquity, Inc.†	7,179	407,696

		481,673

Healthcare Safety Devices — 0.2%
Tandem Diabetes Care, Inc.†	5,811	357,841

Home Furnishings — 0.1%
Ethan Allen Interiors, Inc.	2,488	49,039
Flexsteel Industries, Inc.	774	12,825
Hooker Furniture Corp.	1,205	28,523
Purple Innovation, Inc.†	388	2,805
Sleep Number Corp.†	2,986	143,686

		236,878

Hotels/Motels — 0.1%
BBX Capital Corp.	6,789	30,347
Bluegreen Vacations Corp.	742	7,131
Marcus Corp.	2,319	83,716
Red Lion Hotels Corp.†	2,498	14,988
St. Joe Co.†	3,507	65,055
Target Hospitality Corp.†	3,423	18,963

		220,200

Housewares — 0.0%
Lifetime Brands, Inc.	1,230	9,828
Tupperware Brands Corp.	5,058	48,708

		58,536

Human Resources — 0.9%
AMN Healthcare Services, Inc.†	4,773	280,462
ASGN, Inc.†	5,297	336,836
Barrett Business Services, Inc.	743	65,183
BG Staffing, Inc.	1,029	19,685
Cross Country Healthcare, Inc.†	3,704	40,040
Heidrick & Struggles International, Inc.	1,951	55,525
Insperity, Inc.	4,018	424,421
Kforce, Inc.	2,236	91,475
Korn Ferry	5,849	214,600
Resources Connection, Inc.	3,170	46,441
TriNet Group, Inc.†	4,633	245,503
TrueBlue, Inc.†	4,132	94,623
Willdan Group, Inc.†	1,041	31,542

		1,946,336

Identification Systems — 0.2%
Brady Corp., Class A	4,954	279,108
Digimarc Corp.†	1,215	43,254

		322,362

Independent Power Producers — 0.1%
Clearway Energy, Inc., Class A	3,613	62,035
Clearway Energy, Inc., Class C	7,645	138,604

		200,639

Industrial Audio & Video Products — 0.0%
Akoustis Technologies, Inc.†	2,603	21,267
GoPro, Inc., Class A†	13,052	54,296

		75,563

Industrial Automated/Robotic — 0.0%
Hurco Cos., Inc.	658	22,892
Ichor Holdings, Ltd.†	2,281	66,400

		89,292

Instruments-Controls — 0.1%
Allied Motion Technologies, Inc.	733	27,752
Watts Water Technologies, Inc., Class A	2,861	266,788

		294,540

Instruments-Scientific — 0.0%
Fluidigm Corp.†	7,166	35,257

Insurance Brokers — 0.1%
Crawford & Co., Class A	1,715	18,162
eHealth, Inc.†	2,316	159,897
Goosehead Insurance, Inc., Class A	1,185	60,648

		238,707

Insurance-Life/Health — 0.4%
American Equity Investment Life Holding Co.	9,345	230,635
CNO Financial Group, Inc.	16,185	253,295
FBL Financial Group, Inc., Class A	1,004	57,610
FGL Holdings	15,114	136,479
GWG Holdings, Inc.†	189	1,937
Health Insurance Innovations, Inc., Class A†	1,011	26,771
Independence Holding Co.	515	20,137
National Western Life Group, Inc., Class A	237	64,606
Tiptree, Inc.	2,578	18,948
Trupanion, Inc.†	2,947	69,844

		880,262

Insurance-Multi-line — 0.3%
Citizens, Inc.†	5,128	34,152
Genworth Financial, Inc., Class A†	52,471	224,576
Horace Mann Educators Corp.	4,287	186,742
United Fire Group, Inc.	2,195	99,916

		545,386

Insurance-Property/Casualty — 1.3%
Ambac Financial Group, Inc.†	4,684	96,022
AMERISAFE, Inc.	1,981	125,853
Donegal Group, Inc., Class A	1,070	15,750
Employers Holdings, Inc.	3,272	138,536
Enstar Group, Ltd.†	1,192	239,473
FedNat Holding Co.	1,197	17,177
Hallmark Financial Services, Inc.†	1,354	24,128
HCI Group, Inc.	648	27,248
Heritage Insurance Holdings, Inc.	2,762	36,790
Investors Title Co.	145	21,996
James River Group Holdings, Ltd.	3,069	109,901
Kinsale Capital Group, Inc.	2,118	223,915
National General Holdings Corp.	7,026	149,794
NI Holdings, Inc.†	989	17,308
Palomar Holdings, Inc.†	610	27,541
ProAssurance Corp.	5,525	216,690
ProSight Global, Inc.†	945	14,988
Protective Insurance Corp., Class B	950	15,115
RLI Corp.	4,141	403,002
Safety Insurance Group, Inc.	1,531	148,813
Selective Insurance Group, Inc.	6,068	419,420
State Auto Financial Corp.	1,784	59,033
Stewart Information Services Corp.	2,431	99,477
United Insurance Holdings Corp.	2,137	26,200
Universal Insurance Holdings, Inc.	3,169	85,912
Watford Holdings, Ltd.†	2,098	56,520

		2,816,602

Insurance-Reinsurance — 0.4%
Argo Group International Holdings, Ltd.	3,385	209,430
Essent Group, Ltd.	9,987	520,223
Global Indemnity, Ltd.	862	21,343
Greenlight Capital Re, Ltd., Class A†	3,023	32,648
Third Point Reinsurance, Ltd.†	7,661	72,703

		856,347

Internet Application Software — 0.0%
Tucows, Inc., Class A†	978	54,318
VirnetX Holding Corp.†	6,359	37,200

		91,518

Internet Connectivity Services — 0.1%
Boingo Wireless, Inc.†	4,505	42,662
Cogent Communications Holdings, Inc.	4,354	255,319

		297,981

Internet Content-Entertainment — 0.0%
Limelight Networks, Inc.†	11,739	49,539

Internet Content-Information/News — 0.2%
DHI Group, Inc.†	5,301	19,190
HealthStream, Inc.†	2,700	75,762
LiveXLive Media, Inc.†	3,385	5,754
OptimizeRx Corp.†	1,430	18,590
TechTarget, Inc.†	2,353	57,413
Yelp, Inc.†	7,190	248,127

		424,836

Internet Security — 0.0%
Zix Corp.†	5,540	36,619

Internet Telephone — 0.1%
8x8, Inc.†	9,717	187,732

Investment Companies — 0.1%
Altus Midstream Co., Class A†	5,222	11,489
Ellington Financial, Inc.	3,174	58,465
Medallion Financial Corp.†	2,139	14,631
PDL Community Bancorp†	879	12,332
Rafael Holdings, Inc., Class B†	1,092	18,968

		115,885

Investment Management/Advisor Services — 1.1%
Altisource Portfolio Solutions SA†	597	10,627
Ares Management Corp., Class A	6,943	205,304
Artisan Partners Asset Management, Inc., Class A	5,187	141,864
Ashford, Inc.†	30	708
Assetmark Financial Holdings, Inc.†	1,428	39,184
Associated Capital Group, Inc., Class A	199	8,079
B. Riley Financial, Inc.	2,127	59,875
Blucora, Inc.†	4,985	107,826
Boston Private Financial Holdings, Inc.	8,597	96,716
Brightsphere Investment Group, Inc.	7,180	70,508
Cohen & Steers, Inc.	2,361	154,504
Columbia Financial, Inc.†	5,485	90,448
Federated Investors, Inc., Class B	9,996	319,272
Focus Financial Partners, Inc. Class A†	3,141	68,725
GAMCO Investors, Inc., Class A	550	8,668
Hamilton Lane, Inc., Class A	2,259	134,682
Pzena Investment Management, Inc., Class A	1,830	15,189
Sculptor Capital Management, Inc.	1,746	31,376
Silvercrest Asset Management Group, Inc., Class A	897	10,782
Stifel Financial Corp.	7,012	392,532
Virtus Investment Partners, Inc.	690	74,851
Waddell & Reed Financial, Inc., Class A	7,479	123,852
Westwood Holdings Group, Inc.	847	25,605
WisdomTree Investments, Inc.	13,816	70,600

		2,261,777

Lasers-System/Components — 0.2%
II-VI, Inc.†	9,267	307,201

Leisure Products — 0.0%
Escalade, Inc.	1,110	12,721
Johnson Outdoors, Inc., Class A	511	29,919

		42,640

Linen Supply & Related Items — 0.2%
UniFirst Corp.	1,569	315,118

Machine Tools & Related Products — 0.2%
Kennametal, Inc.	8,513	263,477
Luxfer Holdings PLC	2,709	45,674
Milacron Holdings Corp.†	7,114	118,946

		428,097

Machinery-Construction & Mining — 0.2%
Astec Industries, Inc.	2,315	81,234
Hyster-Yale Materials Handling, Inc.	1,049	53,205
Terex Corp.	6,569	180,976

		315,415

Machinery-Electrical — 0.2%
Bloom Energy Corp. Class A†	5,713	17,482
Franklin Electric Co., Inc.	4,791	257,995
SPX Corp.†	4,529	206,251

		481,728

Machinery-Farming — 0.1%
Alamo Group, Inc.	1,010	108,130
Lindsay Corp.	1,119	105,645

		213,775

Machinery-General Industrial — 0.7%
Albany International Corp., Class A	3,175	266,637
Altra Industrial Motion Corp.	6,669	205,405
Applied Industrial Technologies, Inc.	3,975	237,864
Chart Industries, Inc.†	3,734	218,924
DXP Enterprises, Inc.†	1,686	58,201
Gencor Industries, Inc.†	941	11,763
Kadant, Inc.	1,139	103,421
Manitowoc Co, Inc.†	3,637	46,408
Tennant Co.	1,865	144,407
Twin Disc, Inc.†	1,069	11,502
Welbilt, Inc.†	13,462	255,240

		1,559,772

Machinery-Material Handling — 0.0%
Columbus McKinnon Corp.	2,389	89,635

Machinery-Pumps — 0.4%
Cactus, Inc., Class A†	4,881	145,063
CSW Industrials, Inc.	1,541	106,668
Gorman-Rupp Co.	1,826	67,452
Mueller Water Products, Inc., Class A	16,270	190,359
NN, Inc.	4,348	31,393
SPX FLOW, Inc.†	4,341	196,561

		737,496

Marine Services — 0.0%
SEACOR Marine Holdings, Inc.†	2,042	26,566

Medical Imaging Systems — 0.0%
Lantheus Holdings, Inc.†	3,955	82,462

Medical Information Systems — 0.3%
Allscripts Healthcare Solutions, Inc.†	17,193	188,091
Castlight Health, Inc., Class B†	10,565	15,953
Computer Programs & Systems, Inc.	1,317	30,383
Health Catalyst, Inc.†	842	27,079
Inovalon Holdings, Inc., Class A†	7,376	115,287
NextGen Healthcare, Inc.†	5,668	95,818
Phreesia, Inc.†	1,061	31,437
Tabula Rasa HealthCare, Inc.†	2,022	103,001

		607,049

Medical Instruments — 0.5%
AngioDynamics, Inc.†	3,782	57,864
Apyx Medical Corp.†	3,451	22,777
LivaNova PLC†	5,033	355,984
Misonix, Inc.†	762	13,221
Natus Medical, Inc.†	3,497	117,779
NuVasive, Inc.†	5,383	379,717
Silk Road Medical, Inc.†	1,212	40,141
TransEnterix, Inc.†	19,076	4,353

		991,836

Medical Labs & Testing Services — 0.7%
Avalon GloboCare Corp.†	2,246	3,279
Castle Biosciences, Inc.†	383	9,016
Cellular Biomedicine Group, Inc.†	1,254	22,936
Invitae Corp.†	8,982	144,700
Medpace Holdings, Inc.†	2,861	210,655
Natera, Inc.†	5,800	223,416
Neuronetics, Inc.†	1,359	12,109
Personalis, Inc.†	923	9,562
SI-BONE, Inc.†	1,667	27,756
Syneos Health, Inc.†	6,455	323,718
Teladoc Health, Inc.†	7,404	567,146
Vapotherm, Inc.†	1,519	15,646

		1,569,939

Medical Laser Systems — 0.0%
Cutera, Inc.†	1,433	45,139

Medical Products — 2.3%
Accuray, Inc.†	9,004	23,410
Alphatec Holdings, Inc.†	3,957	27,224
AtriCure, Inc.†	3,846	102,265
Atrion Corp.	148	124,828
Avanos Medical, Inc.†	4,903	215,928
Avedro, Inc.†	807	18,755
AxoGen, Inc.†	3,516	43,721
Axonics Modulation Technologies, Inc.†	1,601	39,577
BioSig Technologies, Inc.†	1,624	10,767
Cardiovascular Systems, Inc.†	3,540	157,601
Cerus Corp.†	14,373	62,523
Conformis, Inc.†	6,700	12,797
CryoLife, Inc.†	3,779	84,839
CytoSorbents Corp.†	3,173	15,072
Glaukos Corp.†	3,738	238,596
Globus Medical, Inc., Class A†	7,881	412,728
Haemonetics Corp.†	5,309	640,956
Hanger, Inc.†	3,755	84,901
Inogen, Inc.†	1,894	103,100
Inspire Medical Systems, Inc.†	1,381	84,213
Integer Holdings Corp.†	3,369	260,895
Intersect ENT, Inc.†	3,183	56,721
Invacare Corp.	3,486	26,912
iRadimed Corp.†	466	11,766
iRhythm Technologies, Inc.†	2,565	171,393
LeMaitre Vascular, Inc.	1,677	58,024
Luminex Corp.	4,356	89,276
NanoString Technologies, Inc.†	3,465	78,309
Nevro Corp.†	3,100	267,220
Novocure, Ltd.†	9,004	645,047

Orthofix Medical, Inc.†	1,873	78,722
OrthoPediatrics Corp.†	926	35,818
Pulse Biosciences, Inc.†	1,166	16,417
Rockwell Medical, Inc.†	6,411	14,168
RTI Surgical Holdings, Inc.†	5,888	12,954
SeaSpine Holdings Corp.†	1,644	22,753
Shockwave Medical, Inc.†	685	23,304
Sientra, Inc.†	3,996	25,694
Soliton, Inc.†	548	6,094
Surmodics, Inc.†	1,358	64,519
Tactile Systems Technology, Inc.†	1,882	85,480
Wright Medical Group NV†	13,080	272,064
Zynex, Inc.	1,614	14,913

		4,842,264

Medical-Biomedical/Gene — 5.4%
Abeona Therapeutics, Inc.†	3,336	7,906
ACADIA Pharmaceuticals, Inc.†	10,920	463,117
Acceleron Pharma, Inc.†	4,668	209,453
Acer Therapeutics, Inc.†	520	1,628
Achillion Pharmaceuticals, Inc.†	14,123	90,528
Acorda Therapeutics, Inc.†	4,651	7,674
ADMA Biologics, Inc.†	5,217	25,511
Aduro Biotech, Inc.†	6,789	7,739
Adverum Biotechnologies, Inc.†	5,595	40,676
Affimed NV†	6,242	18,351
Agenus, Inc.†	11,092	28,728
AgeX Therapeutics, Inc.†	2,205	3,440
Akero Therapeutics, Inc.†	495	11,489
Albireo Pharma, Inc.†	1,128	20,721
Alder Biopharmaceuticals, Inc. CVR†(1)	7,560	6,653
Aldeyra Therapeutics, Inc.†	2,338	13,069
Allakos, Inc.†	2,018	138,435
Allogene Therapeutics, Inc.†	4,020	115,776
AMAG Pharmaceuticals, Inc.†	3,490	33,870
Amicus Therapeutics, Inc.†	26,520	223,564
AnaptysBio, Inc.†	2,546	96,035
Anavex Life Sciences Corp.†	4,449	12,101
ANI Pharmaceuticals, Inc.†	947	73,970
Apellis Pharmaceuticals, Inc.†	5,010	147,244
Applied Therapeutics, Inc.†	209	3,451
Arcus Biosciences, Inc.†	3,365	26,415
Ardelyx, Inc.†	4,888	24,440
Arena Pharmaceuticals, Inc.†	5,178	252,246
ArQule, Inc.†	11,628	117,559
Arrowhead Pharmaceuticals, Inc.†	9,678	387,604
Assembly Biosciences, Inc.†	2,345	38,716
Atara Biotherapeutics, Inc.†	5,336	58,269
Athersys, Inc.†	13,527	17,315
Atreca, Inc., Class A†	675	7,594
Audentes Therapeutics, Inc.†	4,664	125,462
Avid Bioservices, Inc.†	5,809	31,078
Avrobio, Inc.†	2,136	31,015
BioCryst Pharmaceuticals, Inc.†	11,413	22,826
Biohaven Pharmaceutical Holding Co., Ltd.†	4,054	186,160
Blueprint Medicines Corp.†	5,062	348,468
Bridgebio Pharma, Inc.†	2,342	52,953
Calithera Biosciences, Inc.†	4,890	14,083
Cambrex Corp.†	3,493	208,637
Cara Therapeutics, Inc.†	4,127	85,677
CASI Pharmaceuticals, Inc.†	5,227	17,145
CEL-SCI Corp.†	2,821	19,352
Cerecor, Inc.†	2,224	7,651
ChemoCentryx, Inc.†	4,223	36,318
ChromaDex Corp.†	4,088	11,814
Constellation Pharmaceuticals, Inc.†	1,602	22,124
Cortexyme, Inc.†	309	6,418
Crinetics Pharmaceuticals, Inc.†	1,144	20,146
Cue Biopharma, Inc.†	2,032	17,435
Cymabay Therapeutics, Inc.†	7,140	32,059
CytomX Therapeutics, Inc.†	4,667	28,609
Deciphera Pharmaceuticals, Inc.†	1,965	87,128
Denali Therapeutics, Inc.†	4,970	77,880
Dicerna Pharmaceuticals, Inc.†	5,366	88,485
Dynavax Technologies Corp.†	8,638	43,967
Editas Medicine, Inc.†	5,144	107,201
Eidos Therapeutics, Inc.†	1,147	55,630
Eiger BioPharmaceuticals, Inc.†	2,430	26,487
ElectroCore, Inc.†	1,345	2,125
Emergent BioSolutions, Inc.†	4,729	270,310
Enochian Biosciences, Inc.†	416	2,371
Enzo Biochem, Inc.†	4,574	14,454
Epizyme, Inc.†	8,049	92,644
Esperion Therapeutics, Inc.†	2,584	102,766
Evelo Biosciences, Inc.†	1,425	9,305
Evolus, Inc.†	1,566	24,978
EyePoint Pharmaceuticals, Inc.†	6,416	14,500
Fate Therapeutics, Inc.†	5,422	81,059
FibroGen, Inc.†	8,046	315,001
Five Prime Therapeutics, Inc.†	3,573	14,113
Forty Seven, Inc.†	2,304	15,921
Geron Corp.†	18,111	25,899
GlycoMimetics, Inc.†	3,505	18,506
Gossamer Bio, Inc.†	4,445	91,456
Halozyme Therapeutics, Inc.†	14,837	227,303
Homology Medicines, Inc.†	2,570	33,744
ImmunoGen, Inc.†	15,032	35,776
Immunomedics, Inc.†	18,141	290,256
Innoviva, Inc.†	6,621	76,936
Inovio Pharmaceuticals, Inc.†	9,608	20,465
Insmed, Inc.†	9,229	171,567
Intercept Pharmaceuticals, Inc.†	2,608	189,810
Intrexon Corp.†	7,438	37,785
Iovance Biotherapeutics, Inc.†	11,886	251,151
Kaleido Biosciences, Inc.†	523	3,065
Karuna Therapeutics, Inc.†	475	6,612
Karyopharm Therapeutics, Inc.†	6,090	71,253
Kezar Life Sciences, Inc.†	1,612	5,239
Kindred Biosciences, Inc.†	3,839	31,365
Kiniksa Pharmaceuticals, Ltd., Class A†	1,446	10,194
Krystal Biotech, Inc.†	1,088	44,684
Lexicon Pharmaceuticals, Inc.†	4,302	15,960
Ligand Pharmaceuticals, Inc.†	1,921	209,024
Lineage Cell Therapeutics, Inc.†	11,209	8,743
Liquidia Technologies, Inc.†	1,391	6,093
Livongo Health, Inc.†	1,503	32,450
MacroGenics, Inc.†	4,940	41,990
Magenta Therapeutics, Inc.†	1,991	20,726
Marker Therapeutics, Inc.†	2,809	10,787
Medicines Co.†	7,833	411,154
MEI Pharma, Inc.†	7,063	12,784
MeiraGTx Holdings PLC†	1,775	25,649
Menlo Therapeutics, Inc.†	1,605	8,137
Mersana Therapeutics, Inc.†	3,722	6,997
Mirati Therapeutics, Inc.†	2,823	265,870
Molecular Templates, Inc.†	1,765	14,932
Mustang Bio, Inc.†	2,885	7,645
Myriad Genetics, Inc.†	7,271	244,815
NeoGenomics, Inc.†	9,882	226,594
Neon Therapeutics, Inc.†	1,466	3,093
NextCure, Inc.†	310	7,750
NGM Biopharmaceuticals, Inc.†	708	9,183

Novavax, Inc.†	2,479	10,337
Omeros Corp.†	4,825	76,428
Oncocyte Corp.†	2,228	3,788
Oncternal Therapeutics, Inc. CVR†(1)	73	150
Organogenesis Holdings, Inc.†	1,092	7,655
Osmotica Pharmaceuticals PLC†	828	3,668
Pacific Biosciences of California, Inc.†	14,753	71,405
Palatin Technologies, Inc.†	20,976	16,949
PDL BioPharma, Inc.†	11,677	32,929
Pfenex, Inc.†	3,092	28,508
Pieris Pharmaceuticals, Inc.†	4,797	15,878
PolarityTE, Inc.†	1,519	4,116
Precision BioSciences, Inc.†	950	6,166
Prevail Therapeutics, Inc.†	769	8,474
Prothena Corp. PLC†	4,167	37,920
PTC Therapeutics, Inc.†	5,936	242,723
Puma Biotechnology, Inc.†	3,188	21,678
Radius Health, Inc.†	4,671	132,843
REGENXBIO, Inc.†	3,460	123,487
Replimune Group, Inc.†	1,202	20,434
resTORbio, Inc.†	1,592	11,542
Retrophin, Inc.†	4,292	51,504
Rigel Pharmaceuticals, Inc.†	17,435	35,742
Rocket Pharmaceuticals, Inc.†	3,082	44,812
Rubius Therapeutics, Inc.†	3,622	32,018
Sangamo Therapeutics, Inc.†	11,906	107,749
Savara, Inc.†	3,596	3,172
Scholar Rock Holding Corp.†	1,819	16,826
Solid Biosciences, Inc.†	2,037	22,509
Sorrento Therapeutics, Inc.†	12,968	19,711
Spark Therapeutics, Inc.†	3,563	388,973
Stemline Therapeutics, Inc.†	4,646	46,460
Stoke Therapeutics, Inc.†	949	26,895
Strongbridge Biopharma PLC†	3,751	7,952
Syndax Pharmaceuticals, Inc.†	2,084	14,004
Synlogic, Inc.†	1,626	3,480
Synthorx, Inc.†	992	13,630
TCR2 Therapeutics, Inc.†	1,214	15,090
Theravance Biopharma, Inc.†	4,583	73,878
Tocagen, Inc.†	2,199	1,386
Translate Bio, Inc.†	3,044	27,837
TransMedics Group, Inc.†	684	12,271
Twist Bioscience Corp.†	2,251	53,619
Tyme Technologies, Inc.†	6,118	8,137
Ultragenyx Pharmaceutical, Inc.†	5,664	227,353
UNITY Biotechnology, Inc.†	2,766	17,260
VBI Vaccines, Inc.†	8,697	5,088
Veracyte, Inc.†	4,890	112,128
Vericel Corp.†	4,558	72,335
Viking Therapeutics, Inc.†	6,726	43,517
WaVe Life Sciences, Ltd.†	2,334	59,027
X4 Pharmaceuticals, Inc.†	1,230	15,068
XBiotech, Inc.†	1,966	21,370
Y-mAbs Therapeutics, Inc.†	2,109	65,695
ZIOPHARM Oncology, Inc.†	16,637	70,208

		11,350,266

Medical-Drugs — 2.2%
AcelRx Pharmaceuticals, Inc.†	8,122	16,244
Aclaris Therapeutics, Inc.†	3,194	5,590
Adamas Pharmaceuticals, Inc.†	2,340	9,617
Aeglea BioTherapeutics, Inc.†	2,712	20,638
Aerie Pharmaceuticals, Inc.†	4,375	97,081
Aimmune Therapeutics, Inc.†	4,605	128,111
Akcea Therapeutics, Inc.†	1,289	23,627
Akorn, Inc.†	9,679	48,298
Alector, Inc.†	3,140	52,878
Amphastar Pharmaceuticals, Inc.†	3,719	71,832
Athenex, Inc.†	7,077	78,130
Axcella Health, Inc.†	169	894
Beyondspring, Inc.†	1,243	14,705
BioSpecifics Technologies Corp.†	636	30,801
Bioxcel Therapeutics, Inc.†	625	2,600
Catalyst Pharmaceuticals, Inc.†	9,998	47,291
cbdMD, Inc.†	1,067	3,756
Checkpoint Therapeutics, Inc.†	2,536	4,945
Chiasma, Inc.†	3,551	18,607
Chimerix, Inc.†	4,969	7,106
Clovis Oncology, Inc.†	5,218	16,541
Coherus Biosciences, Inc.†	6,415	111,429
Collegium Pharmaceutical, Inc.†	3,331	39,972
Concert Pharmaceuticals, Inc.†	2,233	13,912
Corbus Pharmaceuticals Holdings, Inc.†	6,152	31,806
Corcept Therapeutics, Inc.†	9,923	144,777
Corium International, Inc.†(1)	2,517	453
Cyclerion Therapeutics, Inc.†	2,447	5,848
Cytokinetics, Inc.†	5,770	67,220
Dova Pharmaceuticals, Inc.†	863	24,604
Eagle Pharmaceuticals, Inc.†	944	59,189
Eloxx Pharmaceuticals, Inc.†	2,608	15,883
Enanta Pharmaceuticals, Inc.†	1,779	108,306
Fulcrum Therapeutics, Inc.†	471	2,953
Galectin Therapeutics, Inc.†	4,152	16,525
Global Blood Therapeutics, Inc.†	6,004	287,892
Gritstone Oncology, Inc.†	2,583	20,948
Harpoon Therapeutics,, Inc.†	752	10,002
Hookipa Pharma, Inc.†	217	1,775
Intellia Therapeutics, Inc.†	4,007	50,027
Intra-Cellular Therapies, Inc.†	4,616	42,698
Ironwood Pharmaceuticals, Inc.†	15,929	159,927
Jounce Therapeutics, Inc.†	1,677	6,062
Kadmon Holdings, Inc.†	13,494	38,998
Kala Pharmaceuticals, Inc.†	2,263	8,215
KalVista Pharmaceuticals, Inc.†	1,210	12,826
Kura Oncology, Inc.†	3,557	53,284
Lannett Co., Inc.†	3,277	38,964
Madrigal Pharmaceuticals, Inc.†	810	74,868
Mallinckrodt PLC†	8,710	27,524
Marinus Pharmaceuticals, Inc.†	5,201	6,085
MediciNova, Inc.†	4,267	34,392
Millendo Therapeutics, Inc.†	973	7,015
Minerva Neurosciences, Inc.†	3,065	14,528
Mirum Pharmaceuticals, Inc.†	279	2,003
Morphic Holding, Inc.†	512	7,168
MyoKardia, Inc.†	4,605	264,005
Ocular Therapeutix, Inc.†	4,297	13,922
Odonate Therapeutics, Inc.†	1,215	38,588
Optinose, Inc.†	2,583	20,199
Pacira BioSciences, Inc.†	4,204	170,220
Paratek Pharmaceuticals, Inc.†	3,318	10,236
PhaseBio Pharmaceuticals, Inc.†	1,422	5,844
Prestige Consumer Healthcare, Inc.†	5,227	185,349
Principia Biopharma, Inc.†	1,388	49,010
Progenics Pharmaceuticals, Inc.†	9,011	47,848
Protagonist Therapeutics, Inc.†	1,765	23,739
Ra Pharmaceuticals, Inc.†	3,607	169,781
Reata Pharmaceuticals, Inc., Class A†	2,084	429,471
Rhythm Pharmaceuticals, Inc.†	2,381	50,763
Seres Therapeutics, Inc.†	3,781	13,234
SIGA Technologies, Inc.†	5,710	31,690
Spectrum Pharmaceuticals, Inc.†	11,556	89,675
Spero Therapeutics, Inc.†	1,131	12,407
Supernus Pharmaceuticals, Inc.†	5,111	142,035

Sutro Biopharma, Inc.†	1,128	11,314
Syros Pharmaceuticals, Inc.†	3,592	18,589
TG Therapeutics, Inc.†	8,501	58,062
TherapeuticsMD, Inc.†	20,417	54,309
Tricida, Inc.†	2,263	84,659
Turning Point Therapeutics, Inc.†	688	26,392
UroGen Pharma, Ltd.†	1,942	43,947
Vanda Pharmaceuticals, Inc.†	5,397	72,913
Verrica Pharmaceuticals, Inc.†	1,336	18,063
Voyager Therapeutics, Inc.†	2,502	38,506
Xeris Pharmaceuticals, Inc.†	2,764	22,610
Zogenix, Inc.†	4,421	197,398
Zynerba Pharmaceuticals, Inc.†	2,372	18,407

		4,680,555

Medical-Generic Drugs — 0.2%
Amneal Pharmaceuticals, Inc.†	9,711	29,910
Arvinas, Inc.†	1,902	39,295
Endo International PLC†	23,303	106,961
Kodiak Sciences, Inc.†	2,444	50,615
LogicBio Therapeutics, Inc.†	851	8,467
Momenta Pharmaceuticals, Inc.†	10,212	158,082

		393,330

Medical-HMO — 0.1%
Magellan Health, Inc.†	2,275	147,648
Tivity Health, Inc.†	4,920	79,753
Triple-S Management Corp., Class B†	2,373	35,903

		263,304

Medical-Hospitals — 0.3%
Community Health Systems, Inc.†	8,930	31,612
Select Medical Holdings Corp.†	11,404	207,781
Surgery Partners, Inc.†	2,491	19,804
Tenet Healthcare Corp.†	10,663	270,200

		529,397

Medical-Nursing Homes — 0.2%
Ensign Group, Inc.	5,244	221,559
Genesis Healthcare, Inc.†	8,681	11,112
National HealthCare Corp.	1,267	104,122

		336,793

Medical-Outpatient/Home Medical — 0.5%
Addus HomeCare Corp.†	1,094	92,126
Amedisys, Inc.†	3,252	417,947
Joint Corp.†	1,353	25,801
LHC Group, Inc.†	3,120	346,226
Pennant Group, Inc.†	2,622	47,170
Providence Service Corp.†	1,209	77,219

		1,006,489

Medical-Wholesale Drug Distribution — 0.0%
Diplomat Pharmacy, Inc.†	6,057	32,950
Evofem Biosciences, Inc.†	1,466	7,462
Owens & Minor, Inc.	6,389	42,998

		83,410

Metal Processors & Fabrication — 0.6%
AZZ, Inc.	2,693	104,462
CIRCOR International, Inc.†	2,024	77,499
Helios Technologies, Inc.	3,037	120,356
Lawson Products, Inc.†	433	19,896
LB Foster Co., Class A†	1,037	18,873
Mayville Engineering Co., Inc.†	654	5,592
Mueller Industries, Inc.	5,750	176,928
Park-Ohio Holdings Corp.	902	27,746
RBC Bearings, Inc.†	2,514	403,346
Rexnord Corp.†	10,915	308,785
Tredegar Corp.	2,701	53,696

		1,317,179

Metal Products-Distribution — 0.1%
Olympic Steel, Inc.	956	14,321
Ryerson Holding Corp.†	1,677	14,573
Worthington Industries, Inc.	4,009	147,571

		176,465

Metal Products-Fasteners — 0.1%
Eastern Co.	560	15,451
TriMas Corp.†	4,713	152,324

		167,775

Metal-Aluminum — 0.1%
Century Aluminum Co.†	5,205	30,345
Kaiser Aluminum Corp.	1,658	177,539

		207,884

Metal-Iron — 0.1%
Cleveland-Cliffs, Inc.	27,864	201,457

Mining Services — 0.0%
Contura Energy, Inc.†	1,969	45,169

Miscellaneous Manufacturing — 0.3%
Hillenbrand, Inc.	6,423	197,764
John Bean Technologies Corp.	3,234	332,358

		530,122

Motion Pictures & Services — 0.1%
Eros International PLC†	7,564	16,943
IMAX Corp.†	5,422	115,760

		132,703

MRI/Medical Diagnostic Imaging — 0.0%
RadNet, Inc.†	4,355	68,025

Multimedia — 0.1%
E.W. Scripps Co., Class A	5,671	76,190
Entravision Communications Corp., Class A	6,291	17,866

		94,056

Networking Products — 0.2%
A10 Networks, Inc.†	5,861	43,547
Calix, Inc.†	4,843	37,049
Extreme Networks, Inc.†	12,118	78,040
Infinera Corp.†	18,186	101,660
Inseego Corp.†	4,666	26,736
NeoPhotonics Corp.†	4,010	26,386
NETGEAR, Inc.†	3,187	86,591

		400,009

Night Clubs — 0.0%
RCI Hospitality Holdings, Inc.	937	17,569

Non-Ferrous Metals — 0.0%
Energy Fuels, Inc.†	9,477	19,049
Uranium Energy Corp.†	18,475	17,497

		36,546

Non-Hazardous Waste Disposal — 0.3%
Advanced Disposal Services, Inc.†	7,533	246,932
Casella Waste Systems, Inc., Class A†	4,620	201,386
Charah Solutions, Inc.†	965	1,843
Covanta Holding Corp.	12,232	176,630

		626,791

Office Automation & Equipment — 0.0%
AstroNova, Inc.	709	11,245
Pitney Bowes, Inc.	17,761	78,148

		89,393

Office Furnishings-Original — 0.4%
CompX International, Inc.	171	2,507
Herman Miller, Inc.	6,108	284,022
HNI Corp.	4,441	168,758
Interface, Inc.	5,998	99,747
Kimball International, Inc., Class B	3,697	75,271
Knoll, Inc.	5,082	135,893
Steelcase, Inc., Class A	9,014	157,474

		923,672

Office Supplies & Forms — 0.0%
ACCO Brands Corp.	9,991	91,418

Oil & Gas Drilling — 0.1%
Diamond Offshore Drilling, Inc.†	6,727	35,586
Nabors Industries, Ltd.	36,553	67,623
Noble Corp. PLC†	25,718	31,633
Pacific Drilling SA†	3,094	7,735
Parker Drilling Co.†	966	17,842
Seadrill, Ltd.†	6,076	10,694

		171,113

Oil Companies-Exploration & Production — 1.0%
Abraxas Petroleum Corp.†	16,601	4,814
Amplify Energy Corp.	1,354	9,817
Berry Petroleum Corp.	6,495	60,988
Bonanza Creek Energy, Inc.†	1,961	34,945
Brigham Minerals, Inc., Class A	1,668	31,842
California Resources Corp.†	5,011	28,011
Callon Petroleum Co.†	23,718	90,128
Carrizo Oil & Gas, Inc.†	9,213	67,808
Chaparral Energy, Inc., Class A†	3,220	3,018
CNX Resources Corp.†	19,326	162,918
Comstock Resources, Inc.†	1,561	10,677
Denbury Resources, Inc.†	48,535	48,443
Earthstone Energy, Inc., Class A†	2,021	7,841
Evolution Petroleum Corp.	2,817	15,832
Extraction Oil & Gas, Inc.†	8,775	14,918
Falcon Minerals Corp.	3,999	24,634
Goodrich Petroleum Corp.†	942	9,071
Gulfport Energy Corp.†	16,603	46,239
HighPoint Resources Corp.†	11,645	12,344
Jagged Peak Energy, Inc.†	6,789	48,134
Laredo Petroleum, Inc.†	18,702	44,137
Magnolia Oil & Gas Corp., Class A†	10,475	102,865
Mammoth Energy Services, Inc.	1,347	2,155
Matador Resources Co.†	11,511	160,118
Montage Resources Corp., Class A†	2,217	10,021
Northern Oil and Gas, Inc.†	30,193	59,178
Oasis Petroleum, Inc.†	33,104	86,401
Panhandle Oil and Gas, Inc., Class A	1,590	22,562
PDC Energy, Inc.†	6,507	129,815
Penn Virginia Corp.†	1,405	33,439
PrimeEnergy Resources Corp.†	53	8,396
QEP Resources, Inc.	24,802	82,591
Ring Energy, Inc.†	6,242	10,362
Roan Resources, Inc.†	3,698	5,547
Rosehill Resources, Inc.†	1,094	1,685
SandRidge Energy, Inc.†	3,195	13,994
SilverBow Resources, Inc.†	733	5,791
SM Energy Co.	11,616	91,069
Southwestern Energy Co.†	56,352	115,522
SRC Energy, Inc.†	25,090	78,281
Talos Energy, Inc.†	2,087	44,933
Tellurian, Inc.†	9,788	78,010
Unit Corp.†	5,506	11,232
W&T Offshore, Inc.†	9,759	39,329
Whiting Petroleum Corp.†	9,431	59,793

		2,029,648

Oil Field Machinery & Equipment — 0.2%
Dril-Quip, Inc.†	3,751	153,866
Exterran Corp.†	3,167	40,126
Flotek Industries, Inc.†	5,572	10,642
Forum Energy Technologies, Inc.†	8,577	9,949
Natural Gas Services Group, Inc.†	1,303	15,493
Smart Sand, Inc.†	2,235	5,208
Thermon Group Holdings, Inc.†	3,370	80,307
US Silica Holdings, Inc.	7,598	33,887

		349,478

Oil Refining & Marketing — 0.4%
CVR Energy, Inc.	3,067	145,437
Delek US Holdings, Inc.	7,785	311,011
Murphy USA, Inc.†	3,161	372,777
Par Pacific Holdings, Inc.†	3,671	83,148
Trecora Resources†	2,212	19,399

		931,772

Oil-Field Services — 0.6%
Archrock, Inc.	13,357	128,761
DMC Global, Inc.	1,463	65,455
Era Group, Inc.†	2,021	19,543
Frank’s International NV†	11,051	54,150
FTS International, Inc.†	3,443	5,233
Helix Energy Solutions Group, Inc.†	14,710	126,359
Independence Contract Drilling, Inc.†	4,974	4,427
KLX Energy Services Holdings, Inc.†	2,158	17,134
Liberty Oilfield Services, Inc., Class A	5,516	50,802
Matrix Service Co.†	2,753	51,646
McDermott International, Inc.†	18,811	30,662
MRC Global, Inc.†	8,243	93,640
National Energy Services Reunited Corp.†	2,459	16,992
NCS Multistage Holdings, Inc.†	1,191	2,680
Newpark Resources, Inc.†	9,222	55,332
NexTier Oilfield Solutions, Inc.†	16,515	71,343
Nine Energy Service, Inc.†	1,647	9,306
NOW, Inc.†	11,227	118,333
Oceaneering International, Inc.†	10,270	145,423
Oil States International, Inc.†	6,210	88,617
ProPetro Holding Corp.†	8,284	64,201
RPC, Inc.	6,020	24,923
Select Energy Services, Inc., Class A†	6,142	46,679
Solaris Oilfield Infrastructure, Inc., Class A	3,223	34,293
TETRA Technologies, Inc.†	12,561	21,354
US Well Services, Inc.†	2,080	3,973

		1,351,261

Optical Supplies — 0.1%
STAAR Surgical Co.†	4,606	150,985

Paper & Related Products — 0.2%
Clearwater Paper Corp.†	1,657	30,721
Neenah, Inc.	1,735	111,908
P.H. Glatfelter Co.	4,514	81,252
Schweitzer-Mauduit International, Inc.	3,201	129,608
Verso Corp., Class A†	3,614	52,909

		406,398

Pastoral & Agricultural — 0.2%
Darling Ingredients, Inc.†	17,025	328,582

Patient Monitoring Equipment — 0.1%
CareDx, Inc.†	4,262	111,707

Pharmacy Services — 0.0%
Option Care Health, Inc.†	12,768	45,199

Physical Therapy/Rehabilitation Centers — 0.1%
Catasys, Inc.†	747	11,661
U.S. Physical Therapy, Inc.	1,303	184,335

		195,996

Physicians Practice Management — 0.0%
Apollo Medical Holdings, Inc.†	654	9,790

Pipelines — 0.1%
NextDecade Corp.†	1,185	7,015
SemGroup Corp., Class A	8,231	132,519

		139,534

Pollution Control — 0.0%
CECO Environmental Corp.†	3,185	21,849

Poultry — 0.2%
Sanderson Farms, Inc.	2,062	319,218

Power Converter/Supply Equipment — 0.3%
Energous Corp.†	2,912	7,979
Generac Holdings, Inc.†	6,342	612,510
Powell Industries, Inc.	924	36,184
Vicor Corp.†	1,845	67,066

		723,739

Precious Metals — 0.1%
Coeur Mining, Inc.†	22,808	125,900
Hecla Mining Co.	49,937	114,855

		240,755

Printing-Commercial — 0.2%
Cimpress NV†	2,249	297,138
Ennis, Inc.	2,642	51,757
LSC Communications, Inc.	3,395	3,310
Quad/Graphics, Inc.	3,333	15,098
RR Donnelley & Sons Co.	7,320	31,915

		399,218

Private Equity — 0.1%
Kennedy-Wilson Holdings, Inc.	12,720	292,687

Professional Sports — 0.1%
Liberty Media Corp. - Liberty Braves, Series A†	1,031	30,435
Liberty Media Corp. - Liberty Braves, Series C†	3,735	109,846

		140,281

Protection/Safety — 0.0%
ShotSpotter, Inc.†	843	17,029

Publishing-Books — 0.1%
Houghton Mifflin Harcourt Co.†	10,822	69,910
Scholastic Corp.	3,059	117,772
Tribune Publishing Co.	1,815	16,262

		203,944

Publishing-Newspapers — 0.2%
Gannett Co., Inc.	10,974	119,068
Lee Enterprises, Inc.†	5,550	10,046
TEGNA, Inc.	22,540	338,776

		467,890

Publishing-Periodicals — 0.1%
Meredith Corp.	4,126	155,550
Value Line, Inc.	110	2,225

		157,775

Quarrying — 0.1%
Compass Minerals International, Inc.	3,537	199,770

Racetracks — 0.3%
Churchill Downs, Inc.	3,643	473,554
Empire Resorts, Inc.†	394	3,826
Penn National Gaming, Inc.†	11,388	242,735

		720,115

Radio — 0.0%
Cumulus Media, Inc., Class A†	1,491	20,412
Entercom Communications Corp., Class A	12,818	44,606
Saga Communications, Inc., Class A	394	11,887

		76,905

Real Estate Investment Trusts — 8.5%
Acadia Realty Trust	8,613	240,992
AG Mortgage Investment Trust, Inc.	3,373	52,754
Agree Realty Corp.	4,254	335,088
Alexander & Baldwin, Inc.	7,113	167,227
Alexander’s, Inc.	221	76,333
American Assets Trust, Inc.	5,011	245,339
American Finance Trust, Inc.	11,083	164,028
Anworth Mtg. Asset Corp.	10,123	34,621
Apollo Commercial Real Estate Finance, Inc.	15,997	292,745
Ares Commercial Real Estate Corp.	2,798	43,369
Arlington Asset Investment Corp., Class A	3,740	21,617
Armada Hoffler Properties, Inc.	5,456	102,245
ARMOUR Residential REIT, Inc.	6,108	102,187
Ashford Hospitality Trust, Inc.	9,332	25,476
Blackstone Mtg. Trust, Inc., Class A	13,085	474,985
Bluerock Residential Growth REIT, Inc.	2,339	28,115
Braemar Hotels & Resorts, Inc.	3,113	28,733
BRT Apartments Corp.	1,010	16,867
Capstead Mtg. Corp.	9,693	74,927
CareTrust REIT, Inc.	9,898	239,927
CatchMark Timber Trust, Inc., Class A	5,082	58,291
CBL & Associates Properties, Inc.	17,573	25,305
Cedar Realty Trust, Inc.	8,889	29,689
Chatham Lodging Trust	4,757	85,864
Cherry Hill Mtg. Investment Corp.	1,626	21,984
CIM Commercial Trust Corp.	139	2,022
City Office REIT, Inc.	4,018	54,404
Clipper Realty, Inc.	1,494	14,402
Colony Credit Real Estate, Inc.	8,386	120,171
Community Healthcare Trust, Inc.	1,913	92,627
CoreCivic, Inc.	12,351	188,476
CorEnergy Infrastructure Trust, Inc.	1,334	64,259
CorePoint Lodging, Inc.	4,146	40,838
DiamondRock Hospitality Co.	20,878	208,362
Dynex Capital, Inc.	2,485	40,158
Easterly Government Properties, Inc.	8,159	182,109
EastGroup Properties, Inc.	3,847	515,306
Essential Properties Realty Trust, Inc.	7,881	202,226
Exantas Capital Corp.	3,161	37,173
Farmland Partners, Inc.	2,836	19,001
First Industrial Realty Trust, Inc.	13,074	550,546
Four Corners Property Trust, Inc.	7,101	203,444
Franklin Street Properties Corp.	10,761	92,545
Front Yard Residential Corp.	5,134	63,508
GEO Group, Inc.	12,339	187,800
Getty Realty Corp.	3,459	116,015

Gladstone Commercial Corp.	3,177	74,850
Gladstone Land Corp.	1,906	22,796
Global Medical REIT, Inc.	3,267	39,531
Global Net Lease, Inc.	8,749	170,430
Granite Point Mtg. Trust, Inc.	5,621	104,551
Great Ajax Corp.	1,725	26,996
Healthcare Realty Trust, Inc.	13,266	461,259
Hersha Hospitality Trust	3,617	49,915
Independence Realty Trust, Inc.	9,328	143,651
Industrial Logistics Properties Trust	6,719	142,712
Innovative Industrial Properties, Inc.	1,120	85,120
Invesco Mtg. Capital, Inc.	14,893	234,416
Investors Real Estate Trust	1,208	91,409
iStar, Inc.	6,159	80,129
Jernigan Capital, Inc.	2,212	42,006
Kite Realty Group Trust	8,590	153,074
KKR Real Estate Finance Trust, Inc.	2,618	52,491
Ladder Capital Corp.	10,672	184,305
Lexington Realty Trust	23,751	258,411
LTC Properties, Inc.	4,081	211,600
Mack-Cali Realty Corp.	8,980	192,352
Monmouth Real Estate Investment Corp.	9,579	144,451
National Health Investors, Inc.	4,340	372,329
National Storage Affiliates Trust	6,152	210,214
New Senior Investment Group, Inc.	8,679	61,100
New York Mtg. Trust, Inc.	24,290	152,055
NexPoint Residential Trust, Inc.	1,962	95,687
Office Properties Income Trust	4,946	157,678
One Liberty Properties, Inc.	1,612	45,797
Orchid Island Capital, Inc.	6,564	36,561
Pebblebrook Hotel Trust	13,483	346,648
Pennsylvania Real Estate Investment Trust	7,197	39,727
PennyMac Mtg. Investment Trust	8,980	205,552
Physicians Realty Trust	19,251	359,416
Piedmont Office Realty Trust, Inc., Class A	12,982	291,316
PotlatchDeltic Corp.	6,857	291,217
Preferred Apartment Communities, Inc., Class A	4,604	65,929
PS Business Parks, Inc.	2,075	374,641
QTS Realty Trust, Inc., Class A	5,674	304,070
Ready Capital Corp.	3,233	51,178
Redwood Trust, Inc.	9,967	162,861
Retail Opportunity Investments Corp.	11,674	217,895
Retail Value, Inc.	1,546	56,599
Rexford Industrial Realty, Inc.	11,358	546,206
RLJ Lodging Trust	17,852	292,951
RPT Realty	8,096	117,392
Ryman Hospitality Properties, Inc.	4,758	400,481
Sabra Health Care REIT, Inc.	19,588	481,865
Saul Centers, Inc.	1,232	65,961
Senior Housing Properties Trust	24,542	243,579
Seritage Growth Properties, Class A	3,496	152,041
STAG Industrial, Inc.	13,270	411,901
Summit Hotel Properties, Inc.	10,732	131,574
Sunstone Hotel Investors, Inc.	23,273	314,418
Tanger Factory Outlet Centers, Inc.	9,473	152,705
Terreno Realty Corp.	6,690	377,383
TPG RE Finance Trust, Inc.	5,139	103,962
UMH Properties, Inc.	3,716	55,480
Uniti Group, Inc.	19,184	132,753
Universal Health Realty Income Trust	1,329	158,457
Urban Edge Properties	11,934	251,927
Urstadt Biddle Properties, Inc., Class A	3,066	74,596
Washington Prime Group, Inc.	19,369	81,737
Washington Real Estate Investment Trust	8,316	257,962
Western Asset Mtg. Capital Corp.	5,388	54,096
Whitestone REIT	3,972	56,561
Xenia Hotels & Resorts, Inc.	11,752	247,380

		18,012,393

Real Estate Management/Services — 0.4%
Cushman & Wakefield PLC†	10,622	198,100
eXp World Holdings, Inc.†	1,690	15,159
Marcus & Millichap, Inc.†	2,380	85,014
Maui Land & Pineapple Co., Inc.†	700	7,203
Newmark Group, Inc., Class A	14,885	158,079
RE/MAX Holdings, Inc., Class A	1,852	61,949
Realogy Holdings Corp.	11,796	92,953
Redfin Corp.†	9,151	159,136
RMR Group, Inc., Class A	1,571	76,036
Safehold, Inc.	1,103	38,142

		891,771

Real Estate Operations & Development — 0.1%
American Realty Investors, Inc.†	258	4,115
Consolidated-Tomoka Land Co.	507	32,433
FRP Holdings, Inc.†	730	37,800
Griffin Industrial Realty, Inc.	100	3,938
Legacy Housing Corp.†	598	9,478
McGrath RentCorp	2,510	191,538
Stratus Properties, Inc.†	608	16,769
Transcontinental Realty Investors, Inc.†	110	3,469

		299,540

Recreational Centers — 0.0%
OneSpaWorld Holdings, Ltd.†	4,707	73,194

Recreational Vehicles — 0.1%
Camping World Holdings, Inc., Class A	3,413	32,253
Malibu Boats, Inc., Class A†	2,150	70,133
Marine Products Corp.	766	10,280
MasterCraft Boat Holdings, Inc.†	1,908	30,051

		142,717

Rental Auto/Equipment — 0.6%
Aaron’s, Inc.	7,005	524,885
Avis Budget Group, Inc.†	6,132	182,182
CAI International, Inc.†	1,702	40,456
Herc Holdings, Inc.†	2,499	110,606
Hertz Global Holdings, Inc.†	10,520	142,125
Rent-A-Center, Inc.	5,049	130,617
Textainer Group Holdings, Ltd.†	2,919	30,212

		1,161,083

Resorts/Theme Parks — 0.3%
Marriott Vacations Worldwide Corp.	4,445	488,639
SeaWorld Entertainment, Inc.†	4,889	129,167

		617,806

Retail-Apparel/Shoe — 0.6%
Abercrombie & Fitch Co., Class A	6,800	110,092
American Eagle Outfitters, Inc.	16,775	257,999
Ascena Retail Group, Inc.†	16,233	5,717
Boot Barn Holdings, Inc.†	2,901	101,680
Buckle, Inc.	2,995	62,655
Caleres, Inc.	4,239	91,223
Cato Corp., Class A	2,299	40,210
Chico’s FAS, Inc.	12,100	41,624
Children’s Place, Inc.	1,592	130,401
Designer Brands, Inc.	6,742	111,243
Duluth Holdings, Inc., Class B†	1,113	10,284
Express, Inc.†	6,821	21,964

Genesco, Inc.†	1,655	64,297
Guess?, Inc.	5,206	87,201
J. Jill, Inc.	1,747	3,022
RTW RetailWinds, Inc.†	3,144	4,653
Shoe Carnival, Inc.	974	32,327
Tailored Brands, Inc.	5,181	24,040
Tilly’s, Inc., Class A	2,252	23,106
Vera Bradley, Inc.†	2,121	22,822
Winmark Corp.	253	45,540

		1,292,100

Retail-Appliances — 0.0%
Conn’s, Inc.†	2,064	49,928

Retail-Arts & Crafts — 0.0%
Michaels Cos., Inc.†	8,857	77,322

Retail-Automobile — 0.5%
America’s Car-Mart, Inc.†	647	58,870
Asbury Automotive Group, Inc.†	2,001	206,363
Group 1 Automotive, Inc.	1,828	181,776
Lithia Motors, Inc., Class A	2,295	361,417
Rush Enterprises, Inc., Class A	2,853	124,648
Rush Enterprises, Inc., Class B	472	20,258
Sonic Automotive, Inc., Class A	2,525	81,381

		1,034,713

Retail-Bedding — 0.1%
Bed Bath & Beyond, Inc.	12,639	173,154

Retail-Bookstores — 0.0%
Barnes & Noble Education, Inc.†	4,254	17,484

Retail-Building Products — 0.3%
At Home Group, Inc.†	4,941	42,097
Beacon Roofing Supply, Inc.†	7,041	218,553
BMC Stock Holdings, Inc.†	6,905	186,366
Foundation Building Materials, Inc.†	1,538	28,591
GMS, Inc.†	3,329	99,737
Tile Shop Holdings, Inc.	3,889	6,534

		581,878

Retail-Computer Equipment — 0.0%
PC Connection, Inc.	1,167	56,996

Retail-Discount — 0.2%
Big Lots, Inc.	4,036	87,460
BJ’s Wholesale Club Holdings, Inc.†	11,566	308,812
Citi Trends, Inc.	1,176	20,992

		417,264

Retail-Drug Store — 0.0%
Rite Aid Corp.†	5,617	51,676

Retail-Floor Coverings — 0.0%
Lumber Liquidators Holdings, Inc.†	2,956	27,284

Retail-Hair Salons — 0.0%
Regis Corp.†	2,955	60,873

Retail-Home Furnishings — 0.3%
Bassett Furniture Industries, Inc.	1,018	15,525
Haverty Furniture Cos., Inc.	1,849	33,541
La-Z-Boy, Inc.	4,650	165,122
Lovesac Co.†	910	14,860
RH†	1,715	311,615

		540,663

Retail-Jewelry — 0.1%
Movado Group, Inc.	1,631	42,487
Signet Jewelers, Ltd.	5,373	86,183

		128,670

Retail-Leisure Products — 0.0%
MarineMax, Inc.†	2,185	33,758
Party City Holdco, Inc.†	5,591	31,422

		65,180

Retail-Major Department Stores — 0.0%
J.C. Penney Co., Inc.†	32,978	32,978

Retail-Misc./Diversified — 0.2%
Container Store Group, Inc.†	1,649	6,959
Gaia, Inc.†	1,089	7,547
GameStop Corp., Class A	9,314	50,668
Hudson, Ltd., Class A†	4,112	51,071
PriceSmart, Inc.	2,329	172,579
Sally Beauty Holdings, Inc.†	12,511	193,920

		482,744

Retail-Office Supplies — 0.1%
Office Depot, Inc.	56,343	116,067

Retail-Pawn Shops — 0.2%
EZCORP, Inc., Class A†	5,271	27,725
FirstCash, Inc.	4,392	370,641

		398,366

Retail-Pet Food & Supplies — 0.1%
Freshpet, Inc.†	3,568	186,463
PetIQ, Inc.†	2,011	49,712
PetMed Express, Inc.	2,031	47,556

		283,731

Retail-Petroleum Products — 0.1%
World Fuel Services Corp.	6,688	279,358

Retail-Regional Department Stores — 0.0%
Dillard’s, Inc., Class A	1,073	74,016

Retail-Restaurants — 1.5%
Biglari Holdings, Inc., Class B†	98	8,181
BJ’s Restaurants, Inc.	2,117	83,812
Bloomin’ Brands, Inc.	9,021	178,706
Brinker International, Inc.	3,874	172,199
Cannae Holdings, Inc.†	7,006	204,575
Carrols Restaurant Group, Inc.†	3,619	25,804
Cheesecake Factory, Inc.	4,312	180,199
Chuy’s Holdings, Inc.†	1,719	41,892
Cracker Barrel Old Country Store, Inc.	1,996	310,378
Dave & Buster’s Entertainment, Inc.	3,777	150,249
Del Taco Restaurants, Inc.†	2,991	22,836
Denny’s Corp.†	6,004	120,801
Dine Brands Global, Inc.	1,694	123,916
El Pollo Loco Holdings, Inc.†	2,141	24,878
Fiesta Restaurant Group, Inc.†	2,431	20,894
Habit Restaurants, Inc., Class A†	2,134	22,428
J Alexander’s Holdings, Inc.†	1,331	12,844
Jack in the Box, Inc.	2,675	224,754
Kura Sushi USA, Inc., Class A†	349	6,439
Noodles & Co.†	2,959	15,772
Papa John’s International, Inc.	2,292	134,197
Potbelly Corp.†	2,185	9,286
Red Robin Gourmet Burgers, Inc.†	1,345	41,023
Ruth’s Hospitality Group, Inc.	2,924	60,176
Shake Shack, Inc., Class A†	3,007	247,416
Texas Roadhouse, Inc.	6,846	386,799
Waitr Holdings, Inc.†	5,983	2,601
Wingstop, Inc.	3,042	253,794

		3,086,849

Retail-Sporting Goods — 0.1%
Hibbett Sports, Inc.†	1,845	44,022
Sportsman’s Warehouse Holdings, Inc.†	4,398	29,950
Zumiez, Inc.†	2,069	66,022

		139,994

Retail-Vision Service Center — 0.1%
National Vision Holdings, Inc.†	8,121	193,280

Retail-Vitamins & Nutrition Supplements — 0.0%
GNC Holdings, Inc., Class A†	8,476	22,377

Retirement/Aged Care — 0.1%
Brookdale Senior Living, Inc.†	19,133	140,628

Rubber-Tires — 0.1%
Cooper Tire & Rubber Co.	5,212	147,187

Rubber/Plastic Products — 0.3%
Myers Industries, Inc.	3,677	62,252
Proto Labs, Inc.†	2,796	271,128
Raven Industries, Inc.	3,718	129,684
Trinseo SA	4,178	177,565

		640,629

Satellite Telecom — 0.3%
Gogo, Inc.†	5,692	35,006
Intelsat SA†	6,949	176,435
Iridium Communications, Inc.†	10,266	251,209
KVH Industries, Inc.†	1,681	17,180
Loral Space & Communications, Inc.†	1,330	53,186

		533,016

Savings & Loans/Thrifts — 1.5%
Axos Financial, Inc.†	5,993	174,097
Banc of California, Inc.	4,696	64,664
BankFinancial Corp.	1,445	18,612
Berkshire Hills Bancorp, Inc.	4,794	148,758
Brookline Bancorp, Inc.	8,129	127,625
Capitol Federal Financial, Inc.	13,691	195,371
Community Bankers Trust Corp.	2,240	19,398
Dime Community Bancshares, Inc.	3,287	63,406
Entegra Financial Corp.†	699	21,040
ESSA Bancorp, Inc.	980	16,023
First Capital, Inc.	336	19,723
First Defiance Financial Corp.	2,013	62,242
First Financial Northwest, Inc.	822	11,631
Flushing Financial Corp.	2,802	60,635
FS Bancorp, Inc.	414	23,701
Greene County Bancorp, Inc.	343	9,542
Hingham Institution for Savings	144	27,359
Home Bancorp, Inc.	806	30,757
HomeTrust Bancshares, Inc.	1,644	43,895
Investors Bancorp, Inc.	23,904	288,043
Malvern Bancorp, Inc.†	783	17,524
Meridian Bancorp, Inc.	4,973	97,272
MutualFirst Financial, Inc.	607	24,213
Northfield Bancorp, Inc.	4,525	76,970
Northwest Bancshares, Inc.	10,405	175,532
OceanFirst Financial Corp.	5,239	125,369
Oritani Financial Corp.	4,086	76,245
Pacific Premier Bancorp, Inc.	6,129	206,884
Provident Financial Holdings, Inc.	607	12,176
Provident Financial Services, Inc.	6,400	159,680
Prudential Bancorp, Inc.	907	15,827
Riverview Bancorp, Inc.	2,204	15,847
Southern Missouri Bancorp, Inc.	816	29,711
Territorial Bancorp, Inc.	807	23,855
Timberland Bancorp, Inc.	769	20,379
United Community Financial Corp.	4,880	55,583
Washington Federal, Inc.	8,200	298,972
Waterstone Financial, Inc.	2,477	46,147
WSFS Financial Corp.	5,449	229,784

		3,134,492

Schools — 0.6%
Adtalem Global Education, Inc.†	5,854	174,332
American Public Education, Inc.†	1,633	35,469
Career Education Corp.†	7,147	101,201
Chegg, Inc.†	12,028	368,778
K12, Inc.†	3,997	79,101
Laureate Education, Inc., Class A†	10,865	167,919
Rosetta Stone, Inc.†	2,130	40,811
Strategic Education, Inc.	2,211	272,019

		1,239,630

Security Services — 0.2%
Brink’s Co.	5,175	439,668

Seismic Data Collection — 0.0%
Geospace Technologies Corp.†	1,371	20,003

Semiconductor Components-Integrated Circuits — 0.4%
Cirrus Logic, Inc.†	6,040	410,478
MaxLinear, Inc.†	6,757	128,113
Power Integrations, Inc.	2,936	267,499

		806,090

Semiconductor Equipment — 0.7%
Axcelis Technologies, Inc.†	3,343	64,085
Brooks Automation, Inc.	7,357	312,452
Cabot Microelectronics Corp.	3,006	454,267
Cohu, Inc.	4,173	69,355
FormFactor, Inc.†	7,707	168,244
Onto Innovation, Inc.†	4,989	160,631
Ultra Clean Holdings, Inc.†	4,048	86,506
Veeco Instruments, Inc.†	4,990	68,063

		1,383,603

Silver Mining — 0.0%
Pan American Silver Corp. CVR†(1)(3)	29,003	6,091

Software Tools — 0.0%
Digital Turbine, Inc.†	8,133	56,850

Steel Pipe & Tube — 0.1%
Advanced Drainage Systems, Inc.	3,773	139,676
Northwest Pipe Co.†	992	30,256
Omega Flex, Inc.	301	27,948
Synalloy Corp.	862	13,499
TimkenSteel Corp.†	4,171	23,441

		234,820

Steel-Producers — 0.3%
AK Steel Holding Corp.†	32,649	77,052
Carpenter Technology Corp.	4,883	239,365
Commercial Metals Co.	12,224	236,290
Schnitzer Steel Industries, Inc., Class A	2,663	56,828

		609,535

Steel-Specialty — 0.1%
Allegheny Technologies, Inc.†	13,039	273,949

Storage/Warehousing — 0.1%
Mobile Mini, Inc.	4,637	174,444

Superconductor Product & Systems — 0.0%
American Superconductor Corp.†	2,177	17,046

SupraNational Banks — 0.0%
Banco Latinoamericano de Comercio Exterior SA, Class E	3,198	65,975

Telecom Equipment-Fiber Optics — 0.3%
Acacia Communications, Inc.†	3,931	258,109
Clearfield, Inc.†	1,161	14,315
Harmonic, Inc.†	8,929	69,468
Viavi Solutions, Inc.†	23,831	380,343

		722,235

Telecom Services — 0.2%
Consolidated Communications Holdings, Inc.	7,307	29,228
GTT Communications, Inc.†	3,448	25,964
Ooma, Inc.†	2,011	22,825
ORBCOMM, Inc.†	7,712	30,925
RigNet, Inc.†	1,505	7,886
Spok Holdings, Inc.	1,857	22,098
Vonage Holdings Corp.†	23,473	229,331

		368,257

Telecommunication Equipment — 0.1%
ADTRAN, Inc.	4,941	43,530
Airgain, Inc.†	926	10,529
Casa Systems, Inc.†	3,281	22,048
DASAN Zhone Solutions, Inc.†	816	6,149
Digi International, Inc.†	2,877	41,486
Plantronics, Inc.	3,465	136,590
Preformed Line Products Co.	318	17,363

		277,695

Telephone-Integrated — 0.1%
Cincinnati Bell, Inc.†	5,141	26,271
Frontier Communications Corp.†	10,874	9,895
IDT Corp., Class B†	1,726	11,754
Shenandoah Telecommunications Co.	4,970	159,835

		207,755

Television — 0.1%
Central European Media Enterprises, Ltd., Class A†	9,192	41,226
Gray Television, Inc.†	9,439	154,894

		196,120

Textile-Apparel — 0.0%
Unifi, Inc.†	1,495	40,813

Textile-Products — 0.0%
Culp, Inc.	1,143	17,682

Theaters — 0.0%
AMC Entertainment Holdings, Inc., Class A	5,347	50,101
Reading International, Inc., Class A†	1,737	19,750

		69,851

Therapeutics — 0.4%
Akebia Therapeutics, Inc.†	12,236	45,640
Anika Therapeutics, Inc.†	1,388	97,701
Axsome Therapeutics, Inc.†	2,608	62,801
CorMedix, Inc.†	2,443	13,632
Flexion Therapeutics, Inc.†	3,501	60,112
G1 Therapeutics, Inc.†	3,507	74,419
La Jolla Pharmaceutical Co.†	2,147	15,061
MannKind Corp.†	19,435	25,363
Portola Pharmaceuticals, Inc.†	7,745	223,908
Recro Pharma, Inc.†	2,007	31,650
Xencor, Inc.†	4,904	167,766

		818,053

Tobacco — 0.2%
22nd Century Group, Inc.†	11,993	22,667
Greenlane Holdings, Inc., Class A†	643	2,527
Pyxus International, Inc.†	874	9,981
Turning Point Brands, Inc.	858	17,906
Universal Corp.	2,544	139,411
Vector Group, Ltd.	11,503	140,337

		332,829

Tools-Hand Held — 0.2%
MSA Safety, Inc.	3,660	439,456

Toys — 0.0%
Funko, Inc., Class A†	1,851	33,318

Traffic Management Sys — 0.0%
Arlo Technologies, Inc.†	7,662	26,127

Transactional Software — 0.0%
InnerWorkings, Inc.†	4,575	22,189
Synchronoss Technologies, Inc.†	3,966	23,796

		45,985

Transport-Air Freight — 0.1%
Air Transport Services Group, Inc.†	6,061	126,736
Atlas Air Worldwide Holdings, Inc.†	2,410	52,851

		179,587

Transport-Equipment & Leasing — 0.2%
GATX Corp.	3,693	293,778
General Finance Corp.†	1,204	11,775
Greenbrier Cos., Inc.	3,329	97,507
Willis Lease Finance Corp.†	302	16,462

		419,522

Transport-Marine — 0.5%
Ardmore Shipping Corp.†	3,461	27,653
Costamare, Inc.	5,089	40,000
DHT Holdings, Inc.	9,187	71,016
Diamond S Shipping, Inc.†	2,307	33,682
Dorian LPG, Ltd.†	2,881	35,868
Eagle Bulk Shipping, Inc.†	4,588	19,912
GasLog, Ltd.	4,194	57,500
Genco Shipping & Trading, Ltd.†	1,572	15,531
Golar LNG, Ltd.	9,822	135,249
International Seaways, Inc.†	2,614	65,716
Nordic American Tankers, Ltd.	14,441	51,699
Overseas Shipholding Group, Inc., Class A†	6,707	10,932
Safe Bulkers, Inc.†	5,275	8,598
Scorpio Bulkers, Inc.	5,653	36,745
Scorpio Tankers, Inc.	4,493	142,922
SEACOR Holdings, Inc.†	1,803	77,367
Ship Finance International, Ltd.	8,428	121,953
Teekay Corp.	7,117	36,368
Teekay Tankers, Ltd., Class A†	19,741	40,272
Tidewater, Inc.†	3,989	64,741

		1,093,724

Transport-Services — 0.3%
CryoPort, Inc.†	3,267	45,836
Daseke, Inc.†	4,739	12,748
Echo Global Logistics, Inc.†	2,779	55,330
Forward Air Corp.	2,923	202,184
Hub Group, Inc., Class A†	3,350	153,430
Matson, Inc.	4,406	168,221
Radiant Logistics, Inc.†	4,051	21,835
Universal Logistics Holdings, Inc.	859	16,196

		675,780

Transport-Truck — 0.4%
ArcBest Corp.	2,640	76,270
Covenant Transportation Group, Inc., Class A†	1,307	20,089
Heartland Express, Inc.	4,761	99,505
Marten Transport, Ltd.	4,067	88,091
P.A.M. Transportation Services, Inc.†	198	11,345

Roadrunner Transportation Systems, Inc.†	370	4,159
Saia, Inc.†	2,689	239,859
US Xpress Enterprises, Inc. Class A†	2,263	11,745
Werner Enterprises, Inc.	4,691	171,221
YRC Worldwide, Inc.†	3,457	11,581

		733,865

Travel Services — 0.0%
Liberty TripAdvisor Holdings, Inc., Class A†	7,527	72,636

Venture Capital — 0.0%
Safeguard Scientifics, Inc.†	2,020	22,846

Veterinary Diagnostics — 0.2%
Heska Corp.†	719	58,253
Neogen Corp.†	5,314	345,729

		403,982

Vitamins & Nutrition Products — 0.1%
Lifevantage Corp.†	1,426	19,337
Natural Grocers by Vitamin Cottage, Inc.†	939	8,235
Nature’s Sunshine Products, Inc.†	907	8,562
USANA Health Sciences, Inc.†	1,337	99,085

		135,219

Water — 0.5%
American States Water Co.	3,801	361,589
Artesian Resources Corp., Class A	829	30,756
California Water Service Group	4,983	278,899
Consolidated Water Co., Ltd.	1,495	26,222
Global Water Resources, Inc.	1,222	14,969
Middlesex Water Co.	1,662	111,769
PICO Holdings, Inc.†	1,896	20,439
SJW Group	2,729	197,443
York Water Co.	1,339	58,970

		1,101,056

Water Treatment Systems — 0.1%
AquaVenture Holdings, Ltd.†	1,453	28,508
Energy Recovery, Inc.†	3,850	35,844
Evoqua Water Technologies Corp.†	7,760	134,791
Pure Cycle Corp.†	1,774	19,833

		218,976

Web Hosting/Design — 0.2%
Endurance International Group Holdings, Inc.†	7,420	29,086
NIC, Inc.	6,816	160,312
Q2 Holdings, Inc.†	4,477	320,061

		509,459

Web Portals/ISP — 0.0%
Meet Group, Inc.†	7,618	32,453

Wire & Cable Products — 0.2%
Belden, Inc.	4,045	207,428
Encore Wire Corp.	2,111	118,638
Insteel Industries, Inc.	1,912	36,462

		362,528

Wireless Equipment — 0.2%
Anterix, Inc.†	1,114	45,184
CalAmp Corp.†	3,388	38,013
Cambium Networks Corp.†	450	3,942
InterDigital, Inc.	3,234	173,439
Maxar Technologies, Inc.	6,195	52,596
Ribbon Communications, Inc.†	6,186	26,538
Sonim Technologies, Inc.†	390	932
TESSCO Technologies, Inc.	669	8,891

		349,535

Wound, Burn & Skin Care — 0.0%
Dermira, Inc.†	4,899	32,774

X-Ray Equipment — 0.1%
Varex Imaging Corp.†	3,903	117,129
ViewRay, Inc.†	7,308	19,006

		136,135

Total Common Stocks (cost $206,496,513)		204,029,773

EXCHANGE-TRADED FUNDS — 0.1%
iShares Russell 2000 ETF (cost $307,502)	2,000	310,900

Total Long-Term Investment Securities (cost $206,804,015)		204,340,673

SHORT-TERM INVESTMENT SECURITIES — 0.4%
U.S. Government Treasuries — 0.4%
United States Treasury Bills 1.68% due 12/10/2019(2) (cost $798,548)	$800,000	798,719

REPURCHASE AGREEMENTS — 3.1%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.25%, dated 10/31/2019, to be repurchased 11/01/2019 in the amount $6,518,045 collateralized by $2,080,000 of United States Treasury Notess, bearing interest at 2.75% due 04/30/2023 and by $4,345,000 of United States Treasury Notes bearing interest at 2.38% due 02/29/2024 having an approximate combined value of $6,652,355 (cost $6,518,000)	6,518,000	6,518,000

TOTAL INVESTMENTS (cost $214,120,563)	100.0%	211,657,392
Other assets less liabilities	0.0	88,444

NET ASSETS	100.0%	$211,745,836

† Non-income producing security

(1) Securities classified as Level 3 (see Note 1).

(2) The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(3) Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of October 31, 2019, the Portfolio held the following restricted securities

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Pan American Silver Corp. CVR
	6/22/2018	22,619	$6,969
	9/27/2018	6,384	1,208

		29,003	8,177	$6,091	$0.21	0.00%

CVR — Contingent Value Rights

ETF — Exchange-Traded Fund

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
95	Long	E-mini Russell 2000 Index	December 2019	$7,389,601	$7,426,150	$36,549

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2019 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Chemicals-Plastics	$254,958	$—	$592	$255,550
Finance-Commercial	264,546	—	1,215	265,761
Medical-Biomedical/Gene	11,343,463	—	6,803	11,350,266
Medical-Drugs	4,680,102	—	453	4,680,555
Silver Mining	—	—	6,091	6,091
Other Industries	187,471,550	—	—	187,471,550
Exchange-Traded Funds	310,900	—	—	310,900
Short-Term Investment Securities	—	798,719	—	798,719
Repurchase Agreements	—	6,518,000	—	6,518,000

Total Investments at Value	$204,325,519	$7,316,719	$15,154	$211,657,392

Other Financial Instruments:+
Futures Contracts	$36,549	$—	$—	$36,549

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio. There were no Level 3 transfers during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA T. Rowe Price Asset Allocation Growth Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2019 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 79.4%
Advertising Agencies — 0.1%
Omnicom Group, Inc.	608	$46,931
WPP PLC	19,202	239,580

		286,511

Advertising Services — 0.1%
Stroeer SE & Co. KGaA	1,720	138,502
Trade Desk, Inc., Class A†	230	46,184

		184,686

Aerospace/Defense — 1.8%
Boeing Co.	6,826	2,320,226
Meggitt PLC	37,110	300,152
Northrop Grumman Corp.	2,251	793,432
Spirit AeroSystems Holdings, Inc., Class A	775	63,411
Teledyne Technologies, Inc.†	240	79,104

		3,556,325

Aerospace/Defense-Equipment — 0.2%
HEICO Corp.	60	7,400
HEICO Corp., Class A	373	35,536
L3Harris Technologies, Inc.	1,436	296,261
United Technologies Corp.	179	25,701

		364,898

Agricultural Chemicals — 0.1%
CF Industries Holdings, Inc.	3,346	151,741

Agricultural Operations — 0.0%
Bunge, Ltd.	881	47,574
Cadiz, Inc.†	2,070	24,509

		72,083

Airlines — 0.2%
Alaska Air Group, Inc.	1,813	125,877
Delta Air Lines, Inc.	179	9,859
Hawaiian Holdings, Inc.	1,240	35,477
United Airlines Holdings, Inc.†	2,542	230,915

		402,128

Apparel Manufacturers — 0.4%
Burberry Group PLC	6,420	169,982
Kering SA	374	212,816
Moncler SpA	5,255	202,435
Oxford Industries, Inc.	580	39,939
Samsonite International SA*	46,800	96,396
Tapestry, Inc.	1,174	30,359
VF Corp.	1,282	105,496

		857,423

Appliances — 0.0%
iRobot Corp.†	497	23,886

Applications Software — 3.7%
CDK Global, Inc.	1,180	59,637
Cerence, Inc.†	793	12,292
Intuit, Inc.	2,606	671,045
Microsoft Corp.	36,307	5,205,335
Nuance Communications, Inc.†	3,150	51,408
salesforce.com, Inc.†	5,278	825,954
ServiceNow, Inc.†	2,590	640,403
Upland Software, Inc.†	730	27,360

		7,493,434

Athletic Footwear — 0.2%
NIKE, Inc., Class B	4,358	390,259

Audio/Video Products — 0.2%
Panasonic Corp.	18,100	153,680
Sony Corp.	2,900	177,910

		331,590

Auto-Cars/Light Trucks — 0.5%
Ferrari NV	756	121,051
Honda Motor Co., Ltd.	3,600	98,076
Suzuki Motor Corp.	3,800	180,763
Tesla, Inc.†	387	121,874
Toyota Motor Corp.	6,400	446,974

		968,738

Auto-Heavy Duty Trucks — 0.1%
PACCAR, Inc.	3,484	264,993

Auto/Truck Parts & Equipment-Original — 0.6%
Aisin Seiki Co., Ltd.	2,800	113,047
Aptiv PLC	3,472	310,918
Autoliv, Inc.	532	41,411
Autoliv, Inc. SDR	1,877	146,572
Dorman Products, Inc.†	385	27,701
Garrett Motion, Inc.†	116	1,102
Lear Corp.	506	59,592
Magna International, Inc.	6,772	364,130
Stanley Electric Co., Ltd.	5,300	148,708
Tenneco, Inc., Class A	500	6,295
Veoneer, Inc.†	412	6,559
WABCO Holdings, Inc.†	325	43,752

		1,269,787

Auto/Truck Parts & Equipment-Replacement — 0.0%
Standard Motor Products, Inc.	760	39,794

Banks-Commercial — 1.8%
ABN AMRO Bank NV CVA*	10,385	193,310
Australia & New Zealand Banking Group, Ltd.	11,262	207,595
BankUnited, Inc.	1,450	49,735
Commerzbank AG	5,283	31,599
Danske Bank A/S	8,452	120,595
DBS Group Holdings, Ltd.	8,600	164,357
DNB ASA	17,400	316,169
East West Bancorp, Inc.	1,346	57,770
Erste Group Bank AG	2,293	80,992
Farmers & Merchants Bancorp, Inc.	1,360	34,816
First Interstate BancSystem, Inc., Class A	1,010	42,380
First Republic Bank	817	86,896
FNB Corp.	4,230	51,014
Hilltop Holdings, Inc.	1,880	43,917
Home BancShares, Inc.	2,570	47,494
ING Groep NV	24,440	276,068
Intesa Sanpaolo SpA	55,794	139,762
LegacyTexas Financial Group, Inc.	1,080	45,943
Meta Financial Group, Inc.	1,272	40,272
National Bank of Canada	4,847	250,317
PacWest Bancorp	1,470	54,375
Park National Corp.	480	48,600
Popular, Inc.	1,050	57,183
Prosperity Bancshares, Inc.	790	54,526
Signature Bank	489	57,858
Standard Chartered PLC	17,646	160,233

Sumitomo Mitsui Trust Holdings, Inc.	4,100	150,955
SVB Financial Group†	266	58,914
Svenska Handelsbanken AB, Class A	27,818	278,477
TCF Financial Corp.	1,006	39,828
United Bankshares, Inc.	1,330	52,588
United Overseas Bank, Ltd.	12,200	240,601
Webster Financial Corp.	1,110	48,951
Western Alliance Bancorp	1,150	56,730

		3,640,820

Banks-Fiduciary — 0.1%
State Street Corp.	2,819	186,251

Banks-Super Regional — 1.3%
Fifth Third Bancorp	11,609	337,590
PNC Financial Services Group, Inc.	901	132,177
US Bancorp	6,459	368,292
Wells Fargo & Co.	34,543	1,783,455

		2,621,514

Batteries/Battery Systems — 0.0%
Energizer Holdings, Inc.	670	28,468
EnerSys	630	42,122

		70,590

Beverages-Non-alcoholic — 0.7%
Coca-Cola Co.	7,213	392,604
Keurig Dr Pepper, Inc.	5,211	146,742
Monster Beverage Corp.†	1,061	59,554
National Beverage Corp.	465	20,441
New Age Beverages Corp.†	2,300	6,187
PepsiCo, Inc.	5,331	731,253
Primo Water Corp.†	1,910	23,101

		1,379,882

Beverages-Wine/Spirits — 0.2%
Constellation Brands, Inc., Class A	13	2,474
Diageo PLC	10,564	433,033
MGP Ingredients, Inc.	370	15,869

		451,376

Brewery — 0.1%
Kirin Holdings Co., Ltd.	5,700	121,664

Broadcast Services/Program — 0.1%
Fox Corp., Class A	2,554	81,830
Liberty Media Corp. - Liberty Formula One, Series C†	630	26,775
MSG Networks, Inc., Class A†	1,040	16,859

		125,464

Building & Construction-Misc. — 0.0%
TopBuild Corp.†	550	57,161

Building Products-Air & Heating — 0.0%
Lennox International, Inc.	210	51,946

Building Products-Cement — 0.0%
MDU Resources Group, Inc.	1,660	47,957

Building Products-Doors & Windows — 0.1%
Apogee Enterprises, Inc.	360	13,515
Cornerstone Building Brands, Inc.†	920	5,750
Griffon Corp.	1,510	32,178
Masonite International Corp.†	710	43,601

		95,044

Building-Heavy Construction — 0.0%
Aegion Corp.†	1,820	39,439
Dycom Industries, Inc.†	801	36,518
Goldfield Corp.†	3,900	8,853

		84,810

Building-Residential/Commercial — 0.1%
Green Brick Partners, Inc.†	3,500	35,245
NVR, Inc.†	11	40,002
Persimmon PLC	6,051	178,475

		253,722

Cable/Satellite TV — 0.7%
Altice USA, Inc., Class A†	1,575	48,746
Cable One, Inc.	38	50,364
Charter Communications, Inc., Class A†	217	101,526
Comcast Corp., Class A	20,714	928,402
DISH Network Corp., Class A†	230	7,907
Liberty Broadband Corp., Class C†	1,364	161,047
Liberty Global PLC, Class A†	288	7,243
Liberty Global PLC, Class C†	878	20,958
Sirius XM Holdings, Inc.	3,240	21,773

		1,347,966

Capacitors — 0.0%
KEMET Corp.	880	19,131

Casino Hotels — 0.1%
MGM Resorts International	7,613	216,971
Wynn Resorts, Ltd.	507	61,519

		278,490

Casino Services — 0.0%
Eldorado Resorts, Inc.†	790	35,368
Scientific Games Corp.†	450	10,796

		46,164

Cellular Telecom — 0.2%
Sprint Corp.†	3,750	23,287
T-Mobile US, Inc.†	294	24,302
Telstra Corp., Ltd.	20,123	48,413
Vodafone Group PLC ADR	15,066	307,648

		403,650

Chemicals-Diversified — 0.7%
AdvanSix, Inc.†	1,280	29,133
Asahi Kasei Corp.	21,500	241,201
BASF SE	3,058	232,704
Covestro AG*	2,737	131,413
Dow, Inc.	649	32,768
DuPont de Nemours, Inc.	2,919	192,391
Eastman Chemical Co.	799	60,756
Johnson Matthey PLC	5,449	216,692
PPG Industries, Inc.	2,001	250,365
Tosoh Corp.	1,800	24,969
Westlake Chemical Corp.	480	30,331

		1,442,723

Chemicals-Specialty — 0.3%
Chemours Co.	1,260	20,677
Ecolab, Inc.	238	45,713
Element Solutions, Inc.†	4,420	48,001
International Flavors & Fragrances, Inc.	167	20,376
Minerals Technologies, Inc.	898	44,406
NewMarket Corp.	97	47,092
Rogers Corp.†	263	35,631
Sensient Technologies Corp.	738	46,169
Umicore SA	4,561	188,062
Valvoline, Inc.	2,180	46,521

		542,648

Circuit Boards — 0.0%
TTM Technologies, Inc.†	1,760	20,610

Coal — 0.0%
Arch Coal, Inc., Class A	278	21,932
CONSOL Energy, Inc.†	510	6,747

		28,679

Coatings/Paint — 0.3%
Axalta Coating Systems, Ltd.†	1,840	54,262
RPM International, Inc.	4,023	291,386
Sherwin-Williams Co.	473	270,707

		616,355

Commercial Services — 0.2%
Cintas Corp.	205	55,077
CoStar Group, Inc.†	294	161,559
LiveRamp Holdings, Inc.†	860	33,617
Macquarie Infrastructure Corp.	597	25,755
TechnoPro Holdings, Inc.	1,400	87,119

		363,127

Commercial Services-Finance — 1.3%
Automatic Data Processing, Inc.	1,579	256,161
Equifax, Inc.	1,850	252,914
Euronet Worldwide, Inc.†	429	60,090
FleetCor Technologies, Inc.†	880	258,914
Global Payments, Inc.	3,735	631,887
Green Dot Corp., Class A†	1,630	47,009
IHS Markit, Ltd.†	718	50,274
PayPal Holdings, Inc.†	5,353	557,247
S&P Global, Inc.	1,479	381,567
Square, Inc., Class A†	455	27,951
TransUnion	1,643	135,745

		2,659,759

Computer Aided Design — 0.2%
Synopsys, Inc.†	2,379	322,949

Computer Services — 0.4%
Accenture PLC, Class A	3,428	635,620
Cognizant Technology Solutions Corp., Class A	1,304	79,466
Conduent, Inc.†	2,660	16,439
Presidio, Inc.	1,550	25,730
Science Applications International Corp.	610	50,398
Sykes Enterprises, Inc.†	1,370	42,326

		849,979

Computer Software — 0.3%
Bandwidth, Inc., Class A†	200	11,230
Cloudera, Inc.†	3,820	32,394
j2 Global, Inc.	560	53,177
MongoDB, Inc.†	220	28,109
Splunk, Inc.†	2,254	270,390
SS&C Technologies Holdings, Inc.	1,400	72,814
Twilio, Inc., Class A†	440	42,486
Veritone, Inc.†	2,530	6,578
Yext, Inc.†	2,110	34,731

		551,909

Computers — 1.1%
Apple, Inc.	9,081	2,258,989
Dell Technologies, Inc., Class C†	931	49,241

		2,308,230

Computers-Integrated Systems — 0.0%
NCR Corp.†	1,570	45,860
NetScout Systems, Inc.†	1,750	42,385

		88,245

Computers-Other — 0.0%
3D Systems Corp.†	1,930	18,316
Lumentum Holdings, Inc.†	606	37,972

		56,288

Computers-Periphery Equipment — 0.0%
Qualstar Corp.†	700	3,710
Qumu Corp.†	3,000	8,910

		12,620

Consulting Services — 0.1%
Booz Allen Hamilton Holding Corp.	837	58,899
FTI Consulting, Inc.†	440	47,903

		106,802

Consumer Products-Misc. — 0.1%
Kimberly-Clark Corp.	1,665	221,245
Spectrum Brands Holdings, Inc.	829	41,624

		262,869

Containers-Metal/Glass — 0.2%
Ball Corp.	6,799	475,726
Greif, Inc., Class B	370	17,401

		493,127

Containers-Paper/Plastic — 0.3%
Amcor PLC CDI	13,747	132,008
Matthews International Corp., Class A	900	33,282
Packaging Corp. of America	2,801	306,597
Sealed Air Corp.	486	20,300
Sonoco Products Co.	1,050	60,585

		552,772

Cosmetics & Toiletries — 0.9%
Colgate-Palmolive Co.	550	37,730
Edgewell Personal Care Co.†	824	28,840
L’Oreal SA	1,178	343,959
Pola Orbis Holdings, Inc.	2,400	54,716
Procter & Gamble Co.	4,556	567,268
Unilever PLC	13,141	786,851

		1,819,364

Cruise Lines — 0.1%
Royal Caribbean Cruises, Ltd.	1,848	201,118

Data Processing/Management — 0.9%
CSG Systems International, Inc.	820	47,265
DocuSign, Inc.†	647	42,825
Fidelity National Information Services, Inc.	9,554	1,258,835
Fiserv, Inc.†	4,554	483,361

		1,832,286

Diagnostic Equipment — 1.7%
Accelerate Diagnostics, Inc.†	980	15,092
Danaher Corp.	12,719	1,752,932
Repligen Corp.†	540	42,925
Thermo Fisher Scientific, Inc.	5,255	1,586,905

		3,397,854

Dialysis Centers — 0.1%
Fresenius SE & Co. KGaA	5,301	278,613

Disposable Medical Products — 0.1%
STERIS PLC	448	63,423
Teleflex, Inc.	254	88,242

		151,665

Distribution/Wholesale — 0.1%
EVI Industries, Inc.	530	18,227
HD Supply Holdings, Inc.†	1,350	53,379
Hudson Technologies, Inc.†	2,360	1,486
SiteOne Landscape Supply, Inc.†	520	45,791
Systemax, Inc.	990	21,424
WESCO International, Inc.†	890	44,633

		184,940

Diversified Banking Institutions — 2.3%
Bank of America Corp.	537	16,792
Barclays PLC ADR	3,847	33,200
BNP Paribas SA	6,238	325,668
Citigroup, Inc.	7,648	549,585
Goldman Sachs Group, Inc.	223	47,584
JPMorgan Chase & Co.	18,411	2,299,902
Lloyds Banking Group PLC	303,454	223,269
Macquarie Group, Ltd.	2,718	250,920
Mitsubishi UFJ Financial Group, Inc.	49,300	260,127
Morgan Stanley	11,904	548,179

		4,555,226

Diversified Financial Services — 0.0%
ANT International Co., Ltd., Class C†(1)(2)	1,708	10,982

Diversified Manufacturing Operations — 1.1%
Actuant Corp., Class A	570	14,119
Carlisle Cos., Inc.	374	56,949
Fabrinet†	520	29,240
General Electric Co.	110,150	1,099,297
Illinois Tool Works, Inc.	1,636	275,797
Siemens AG	5,110	589,181
Textron, Inc.	1,555	71,670

		2,136,253

Diversified Minerals — 0.1%
BHP Group PLC	9,688	205,157
BHP Group, Ltd.	2,225	55,140

		260,297

Diversified Operations — 0.1%
CK Hutchison Holdings, Ltd.	25,000	231,306

Drug Delivery Systems — 0.0%
DexCom, Inc.†	380	58,611
Heron Therapeutics, Inc.†	730	15,513

		74,124

E-Commerce/Products — 2.5%
Alibaba Group Holding, Ltd. ADR†	7,311	1,291,634
Amazon.com, Inc.†	2,001	3,555,097
ASOS PLC†	3,674	167,997

		5,014,728

E-Commerce/Services — 0.5%
Booking Holdings, Inc.†	353	723,216
GrubHub, Inc.†	820	27,929
IAC/InterActiveCorp†	901	204,752
Match Group, Inc.	566	41,312
Trip.com Group, Ltd. ADR†	1,244	41,040
TrueCar, Inc.†	1,330	4,363
Zillow Group, Inc., Class A†	70	2,267
Zillow Group, Inc., Class C†	630	20,519

		1,065,398

E-Marketing/Info — 0.1%
CyberAgent, Inc.	3,800	124,215

E-Services/Consulting — 0.0%
CDW Corp.	371	47,455

Electric Products-Misc. — 0.1%
Legrand SA	1,855	144,780
Novanta, Inc.†	540	48,087

		192,867

Electric-Distribution — 0.7%
CenterPoint Energy, Inc.	7,184	208,839
Sempra Energy	8,801	1,271,832
Spark Energy, Inc., Class A	1,230	11,771

		1,492,442

Electric-Generation — 0.3%
Electric Power Development Co., Ltd.	6,500	158,543
Engie SA	20,606	344,613

		503,156

Electric-Integrated — 1.8%
American Electric Power Co., Inc.	1,363	128,654
Edison International	6,478	407,466
Entergy Corp.	5,163	627,201
Eversource Energy	2,864	239,831
NextEra Energy, Inc.	7,411	1,766,338
NorthWestern Corp.	600	43,512
OGE Energy Corp.	1,385	59,638
Southern Co.	6,862	429,973

		3,702,613

Electronic Components-Misc. — 0.2%
Applied Optoelectronics, Inc.†	490	4,586
Atkore International Group, Inc.†	740	25,678
Knowles Corp.†	1,520	32,802

Murata Manufacturing Co., Ltd.	3,200	173,735
Omron Corp.	2,700	160,015
Sensata Technologies Holding PLC†	1,060	54,261

		451,077

Electronic Components-Semiconductors — 1.8%
Amkor Technology, Inc.†	2,780	34,555
Broadcom, Inc.	2,177	637,535
EMCORE Corp.†	1,740	5,168
GSI Technology, Inc.†	980	7,664
Hamamatsu Photonics KK	3,200	125,345
Impinj, Inc.†	260	8,553
Inphi Corp.†	420	30,190
MACOM Technology Solutions Holdings, Inc.†	780	17,737
Marvell Technology Group, Ltd.	8,049	196,315
Microchip Technology, Inc.	2,601	245,248
Micron Technology, Inc.†	10,539	501,129
NVIDIA Corp.	3,256	654,521
QuickLogic Corp.†	11,600	4,196
Samsung Electronics Co., Ltd.	9,997	433,064
Texas Instruments, Inc.	5,279	622,869
Xilinx, Inc.	370	33,574

		3,557,663

Electronic Connectors — 0.3%
Amphenol Corp., Class A	2,996	300,589
TE Connectivity, Ltd.	3,629	324,795

		625,384

Electronic Measurement Instruments — 0.5%
Agilent Technologies, Inc.	4,515	342,011
FLIR Systems, Inc.	328	16,912
Fortive Corp.	5,977	412,413
Keysight Technologies, Inc.†	3,134	316,252

		1,087,588

Electronic Parts Distribution — 0.1%
Avnet, Inc.	1,140	45,098
SYNNEX Corp.	404	47,567
Tech Data Corp.†	324	39,366

		132,031

Electronic Security Devices — 0.0%
Identiv, Inc.†	800	3,904

Energy-Alternate Sources — 0.0%
REX American Resources Corp.†	417	33,744
SunPower Corp.†	810	7,096
Sunworks, Inc.†	671	1,402

		42,242

Engineering/R&D Services — 0.2%
Argan, Inc.	630	23,846
Jacobs Engineering Group, Inc.	3,461	323,880

		347,726

Engines-Internal Combustion — 0.0%
Cummins, Inc.	160	27,597

Enterprise Software/Service — 0.5%
Alteryx, Inc., Class A†	400	36,600
Asure Software, Inc.†	480	4,337
Atlassian Corp. PLC, Class A†	290	35,029
Benefitfocus, Inc.†	810	18,415
Coupa Software, Inc.†	490	67,370
Evolent Health, Inc., Class A†	780	5,944
Manhattan Associates, Inc.†	680	50,966
Oracle Corp.	1,435	78,193
Paycom Software, Inc.†	560	118,457
Veeva Systems, Inc., Class A†	616	87,367
Workday, Inc., Class A†	2,465	399,725

		902,403

Entertainment Software — 0.1%
Activision Blizzard, Inc.	531	29,752
Electronic Arts, Inc.†	2,083	200,801

		230,553

Finance-Auto Loans — 0.1%
Ally Financial, Inc.	4,517	138,356
Credit Acceptance Corp.†	122	53,413

		191,769

Finance-Consumer Loans — 0.0%
LendingTree, Inc.†	57	20,511
SLM Corp.	4,390	37,052

		57,563

Finance-Credit Card — 2.0%
American Express Co.	2,062	241,832
Capital One Financial Corp.	1,019	95,022
Mastercard, Inc., Class A	4,572	1,265,575
Visa, Inc., Class A	13,127	2,347,895

		3,950,324

Finance-Investment Banker/Broker — 0.4%
Charles Schwab Corp.	7,436	302,719
Close Brothers Group PLC	1,664	29,810
E*TRADE Financial Corp.	801	33,474
Piper Jaffray Cos.	540	42,412
TD Ameritrade Holding Corp.	9,185	352,520

		760,935

Finance-Leasing Companies — 0.1%
Mitsubishi UFJ Lease & Finance Co., Ltd.	18,500	114,608

Finance-Other Services — 0.6%
Cboe Global Markets, Inc.	635	73,120
CME Group, Inc.	1,804	371,173
Intercontinental Exchange, Inc.	7,952	750,033
SEI Investments Co.	900	53,928

		1,248,254

Financial Guarantee Insurance — 0.0%
Assured Guaranty, Ltd.	130	6,100

Firearms & Ammunition — 0.0%
Sturm Ruger & Co., Inc.	80	3,661

Food-Baking — 0.0%
Hostess Brands, Inc.†	2,190	27,988

Food-Catering — 0.1%
Aramark	1,550	67,828
Compass Group PLC	8,211	218,679

		286,507

Food-Meat Products — 0.4%
Tyson Foods, Inc., Class A	10,123	838,083

Food-Misc./Diversified — 1.2%
Campbell Soup Co.	903	41,818
Conagra Brands, Inc.	8,680	234,794
Ingredion, Inc.	286	22,594
McCormick & Co., Inc.	680	109,269
Mondelez International, Inc., Class A	9,076	476,036
Nestle SA	12,078	1,289,463
Wilmar International, Ltd.	55,800	153,809

		2,327,783

Food-Retail — 0.1%
Seven & i Holdings Co., Ltd.	6,600	250,579

Food-Wholesale/Distribution — 0.0%
US Foods Holding Corp.†	1,040	41,257

Footwear & Related Apparel — 0.0%
Skechers U.S.A., Inc., Class A†	1,310	48,955

Funeral Services & Related Items — 0.0%
Service Corp. International	1,275	57,987

Garden Products — 0.0%
Toro Co.	660	50,906

Gas-Distribution — 0.5%
Atmos Energy Corp.	3,131	352,175
Beijing Enterprises Holdings, Ltd.	21,000	99,024
National Grid PLC	16,755	195,614
NiSource, Inc.	7,583	212,627
ONE Gas, Inc.	537	49,855
Southwest Gas Holdings, Inc.	505	44,087
UGI Corp.	1,140	54,344

		1,007,726

Golf — 0.0%
Acushnet Holdings Corp.	1,510	42,959

Healthcare Safety Devices — 0.0%
Tandem Diabetes Care, Inc.†	400	24,632

Hotels/Motels — 0.5%
Hilton Worldwide Holdings, Inc.	3,950	382,992
Marcus Corp.	920	33,212
Marriott International, Inc., Class A	3,203	405,340
Playa Hotels & Resorts NV†	2,250	18,765
St. Joe Co.†	2,050	38,027
Wyndham Destinations, Inc.	1,130	52,443
Wyndham Hotels & Resorts, Inc.	1,000	53,970

		984,749

Human Resources — 0.2%
Barrett Business Services, Inc.	400	35,092
ManpowerGroup, Inc.	597	54,279
Recruit Holdings Co., Ltd.	6,800	227,381

		316,752

Import/Export — 0.3%
Mitsubishi Corp.	8,800	225,236
Sumitomo Corp.	22,300	364,060

		589,296

Independent Power Producers — 0.0%
Vistra Energy Corp.	1,500	40,545

Industrial Automated/Robotic — 0.2%
Ichor Holdings, Ltd.†	1,470	42,792
SMC Corp.	300	131,095
THK Co., Ltd.	7,500	219,118

		393,005

Industrial Gases — 0.8%
Air Liquide SA	1,757	233,386
Air Products & Chemicals, Inc.	2,417	515,450
Linde PLC	4,535	899,517

		1,648,353

Instruments-Controls — 0.5%
ABB, Ltd.	11,361	238,276
Honeywell International, Inc.	4,905	847,240

		1,085,516

Insurance Brokers — 1.0%
Aon PLC	1,534	296,307
Marsh & McLennan Cos., Inc.	9,104	943,357
Willis Towers Watson PLC	4,354	813,763

		2,053,427

Insurance-Life/Health — 0.6%
AIA Group, Ltd.	15,800	158,182
Aviva PLC	31,332	168,513
AXA Equitable Holdings, Inc.	11,733	253,433
Challenger, Ltd.	26,600	145,960
Health Insurance Innovations, Inc., Class A†	350	9,268
Prudential PLC	9,389	164,005
Sun Life Financial, Inc.	7,441	333,831
Trupanion, Inc.†	1,010	23,937

		1,257,129

Insurance-Multi-line — 1.9%
American Financial Group, Inc.	583	60,655
AXA SA	16,917	446,877
Chubb, Ltd.	14,431	2,199,573
Direct Line Insurance Group PLC	47,879	168,757
MetLife, Inc.	1,970	92,176
Ping An Insurance Group Co. of China, Ltd.	24,500	283,740
Storebrand ASA	27,158	191,958
Voya Financial, Inc.	2,163	116,716
Zurich Insurance Group AG	793	309,885

		3,870,337

Insurance-Property/Casualty — 0.9%
Alleghany Corp.†	102	79,386
American National Insurance Co.	304	36,474
Arch Capital Group, Ltd.†	2,085	87,070
Berkshire Hathaway, Inc., Class B†	1,610	342,254
Fidelity National Financial, Inc.	1,560	71,510
James River Group Holdings, Ltd.	940	33,661
Markel Corp.†	74	86,654
Mercury General Corp.	620	29,797

PICC Property & Casualty Co., Ltd.	156,000	198,087
Progressive Corp.	3,903	272,039
RSA Insurance Group PLC	17,463	118,125
Tokio Marine Holdings, Inc.	6,100	331,464
White Mountains Insurance Group, Ltd.	49	52,479

		1,739,000

Insurance-Reinsurance — 0.3%
Argo Group International Holdings, Ltd.	579	35,823
Axis Capital Holdings, Ltd.	670	39,818
Muenchener Rueckversicherungs-Gesellschaft AG	1,475	409,622
Reinsurance Group of America, Inc.	405	65,800
RenaissanceRe Holdings, Ltd.	355	66,449

		617,512

Internet Application Software — 0.0%
Okta, Inc.†	550	59,988

Internet Content-Entertainment — 1.5%
Facebook, Inc., Class A†	12,250	2,347,713
Netflix, Inc.†	1,935	556,138
Roku, Inc.†	384	56,525
YY, Inc. ADR†	1,910	108,564

		3,068,940

Internet Content-Information/News — 0.4%
Tencent Holdings, Ltd.	17,400	712,348

Internet Security — 0.1%
Palo Alto Networks, Inc.†	258	58,666
Symantec Corp.	7,152	163,638

		222,304

Internet Telephone — 0.0%
8x8, Inc.†	2,080	40,186

Investment Companies — 0.1%
Melrose Industries PLC	79,745	220,127

Investment Management/Advisor Services — 0.0%
Ameriprise Financial, Inc.	110	16,598
GAM Holding AG†	4,270	14,232
Raymond James Financial, Inc.	454	37,904

		68,734

Lasers-System/Components — 0.0%
Coherent, Inc.†	271	40,357
II-VI, Inc.†	406	13,459

		53,816

Lighting Products & Systems — 0.0%
Universal Display Corp.	206	41,237

Machinery-Construction & Mining — 0.1%
Caterpillar, Inc.	492	67,798
Oshkosh Corp.	737	62,925

		130,723

Machinery-Electrical — 0.2%
BWX Technologies, Inc.	940	54,614
Mitsubishi Electric Corp.	25,900	373,306

		427,920

Machinery-Farming — 0.1%
Deere & Co.	1,276	222,203

Machinery-General Industrial — 0.6%
Middleby Corp.†	465	56,242
Roper Technologies, Inc.	2,953	995,043
Tennant Co.	540	41,812
Wabtec Corp.	791	54,871

		1,147,968

Machinery-Pumps — 0.1%
Cactus, Inc., Class A†	1,200	35,664
Flowserve Corp.	1,464	71,502

		107,166

Medical Imaging Systems — 0.0%
Lantheus Holdings, Inc.†	1,015	21,163

Medical Information Systems — 0.0%
MTBC, Inc.†	1,400	5,040

Medical Instruments — 1.1%
Alcon, Inc.† (NYSE)	3,164	187,530
Alcon, Inc.† (SIX)	1,514	89,413
Boston Scientific Corp.†	6,964	290,399
Elekta AB, Series B	11,766	163,896
Intuitive Surgical, Inc.†	1,129	624,280
Medtronic PLC	7,150	778,635
NuVasive, Inc.†	670	47,262
TransEnterix, Inc.†	3,600	821

		2,182,236

Medical Labs & Testing Services — 0.0%
MEDNAX, Inc.†	1,310	28,768

Medical Products — 2.1%
Abbott Laboratories	1,666	139,294
Becton Dickinson and Co.	6,101	1,561,856
Cooper Cos., Inc.	54	15,714
Glaukos Corp.†	550	35,106
GN Store Nord A/S	2,933	128,900
Hologic, Inc.†	889	42,948
Inogen, Inc.†	348	18,943
Koninklijke Philips NV	12,854	562,977
Nuvectra Corp.†	1,560	2,059
Penumbra, Inc.†	335	52,250
Pulse Biosciences, Inc.†	800	11,264
Siemens Healthineers AG*	4,475	190,131
Stryker Corp.	6,017	1,301,297
Tactile Systems Technology, Inc.†	540	24,527
West Pharmaceutical Services, Inc.	460	66,166
Zimmer Biomet Holdings, Inc.	777	107,405

		4,260,837

Medical-Biomedical/Gene — 0.9%
Aldeyra Therapeutics, Inc.†	710	3,969
Alexion Pharmaceuticals, Inc.†	1,405	148,087
Alnylam Pharmaceuticals, Inc.†	740	64,188
Amgen, Inc.	759	161,857
Anavex Life Sciences Corp.†	2,200	5,984
BioCryst Pharmaceuticals, Inc.†	3,700	7,400
Biogen, Inc.†	351	104,847
BioMarin Pharmaceutical, Inc.†	1,026	75,113
Bluebird Bio, Inc.†	140	11,340
Cara Therapeutics, Inc.†	1,370	28,441

ChemoCentryx, Inc.†	1,430	12,298
Cleveland BioLabs, Inc.†	2,200	1,474
CSL, Ltd.	650	114,721
Exact Sciences Corp.†	702	61,074
Exelixis, Inc.†	2,210	34,144
Five Prime Therapeutics, Inc.†	750	2,963
Gilead Sciences, Inc.	962	61,289
Immunomedics, Inc.†	1,600	25,600
Incyte Corp.†	173	14,518
Intercept Pharmaceuticals, Inc.†	251	18,268
Lexicon Pharmaceuticals, Inc.†	1,740	6,455
Medicines Co.†	235	12,335
Mirati Therapeutics, Inc.†	400	37,672
Ovid therapeutics, Inc.†	1,861	4,299
PolarityTE, Inc.†	560	1,518
Puma Biotechnology, Inc.†	392	2,666
Radius Health, Inc.†	800	22,752
Regeneron Pharmaceuticals, Inc.†	34	10,414
Rexahn Pharmaceuticals, Inc.†	158	265
Savara, Inc.†	4,360	3,846
Seattle Genetics, Inc.†	840	90,216
Selecta Biosciences, Inc.†	1,310	1,926
Theravance Biopharma, Inc.†	780	12,574
United Therapeutics Corp.†	536	48,154
Vertex Pharmaceuticals, Inc.†	2,979	582,335
Veru, Inc.†	4,100	8,036
WaVe Life Sciences, Ltd.†	980	24,784
ZIOPHARM Oncology, Inc.†	1,400	5,908

		1,833,730

Medical-Drugs — 3.6%
AbbVie, Inc.	6,151	489,312
Aclaris Therapeutics, Inc.†	1,460	2,555
Aimmune Therapeutics, Inc.†	810	22,534
Alkermes PLC†	1,020	19,921
Allergan PLC	259	45,612
Ascendis Pharma A/S ADR†	471	52,083
Astellas Pharma, Inc.	31,700	545,555
Bayer AG	5,724	444,197
Bristol-Myers Squibb Co.	488	27,997
Corbus Pharmaceuticals Holdings, Inc.†	3,410	17,630
Eagle Pharmaceuticals, Inc.†	480	30,096
Eli Lilly & Co.	404	46,036
GlaxoSmithKline PLC ADR	8,129	372,308
Horizon Therapeutics PLC†	1,640	47,412
Johnson & Johnson	8,366	1,104,647
Jounce Therapeutics, Inc.†	760	2,747
Merck & Co., Inc.	6,238	540,585
Novartis AG	7,292	636,359
Novartis AG ADR	56	4,897
Novo Nordisk A/S, Class B	2,819	153,958
Otsuka Holdings Co., Ltd.	4,700	197,505
Pacira BioSciences, Inc.†	500	20,245
Pfizer, Inc.	19,602	752,129
PRA Health Sciences, Inc.†	200	19,542
Prestige Consumer Healthcare, Inc.†	940	33,332
Progenics Pharmaceuticals, Inc.†	3,140	16,673
Ra Pharmaceuticals, Inc.†	1,040	48,953
Roche Holding AG	2,258	679,346
Sanofi	4,372	402,863
Spectrum Pharmaceuticals, Inc.†	1,530	11,873
Syros Pharmaceuticals, Inc.†	1,780	9,211
Takeda Pharmaceutical Co., Ltd. ADR	4,665	83,830
TherapeuticsMD, Inc.†	4,600	12,236
Zoetis, Inc.	3,381	432,497

		7,326,676

Medical-Generic Drugs — 0.0%
Momenta Pharmaceuticals, Inc.†	1,860	28,793
Teligent, Inc.†	1,620	1,019

		29,812

Medical-HMO — 1.0%
Anthem, Inc.	1,704	458,512
Centene Corp.†	3,194	169,538
Molina Healthcare, Inc.†	549	64,584
UnitedHealth Group, Inc.	5,007	1,265,269
WellCare Health Plans, Inc.†	475	140,885

		2,098,788

Medical-Hospitals — 0.1%
HCA Healthcare, Inc.	1,005	134,208
Tenet Healthcare Corp.†	760	19,258

		153,466

Medical-Outpatient/Home Medical — 0.0%
Chemed Corp.	130	51,209
LHC Group, Inc.†	324	35,954

		87,163

Medical-Wholesale Drug Distribution — 0.1%
AmerisourceBergen Corp.	109	9,307
Diplomat Pharmacy, Inc.†	6,880	37,427
McKesson Corp.	425	56,525

		103,259

Metal Products-Distribution — 0.0%
Ryerson Holding Corp.†	1,140	9,906
Worthington Industries, Inc.	780	28,712

		38,618

Metal-Copper — 0.1%
Antofagasta PLC	15,176	170,476

Metal-Diversified — 0.1%
Mitsui Mining & Smelting Co., Ltd.	2,600	73,794
Rio Tinto, Ltd.	1,381	86,517
South32, Ltd.	56,947	100,104

		260,415

Metal-Iron — 0.0%
Cleveland-Cliffs, Inc.	2,970	21,473

Miscellaneous Manufacturing — 0.1%
Knorr-Bremse AG	1,215	122,622

Multimedia — 0.4%
E.W. Scripps Co., Class A	570	7,658
Walt Disney Co.	6,254	812,520

		820,178

Networking Products — 0.4%
Cisco Systems, Inc.	11,133	528,929
Infinera Corp.†	2,250	12,578
Lantronix, Inc.†	1,100	3,410
Telefonaktiebolaget LM Ericsson, Class B	24,190	211,343

		756,260

Non-Ferrous Metals — 0.1%
Independence Group NL	38,086	167,242

Non-Hazardous Waste Disposal — 0.3%
Covanta Holding Corp.	2,350	33,934
Waste Connections, Inc.	5,317	491,291

		525,225

Office Automation & Equipment — 0.0%
Pitney Bowes, Inc.	2,800	12,320

Office Furnishings-Original — 0.0%
HNI Corp.	950	36,100
Steelcase, Inc., Class A	2,130	37,211

		73,311

Office Supplies & Forms — 0.1%
Avery Dennison Corp.	2,034	260,067

Oil & Gas Drilling — 0.0%
Transocean, Ltd.†	3,570	16,957

Oil Companies-Exploration & Production — 0.5%
Cabot Oil & Gas Corp.	796	14,837
Callon Petroleum Co.†	2,580	9,804
CNX Resources Corp.†	1,800	15,174
Concho Resources, Inc.	1,289	87,033
ConocoPhillips	1,010	55,752
Continental Resources, Inc.†	770	22,692
EOG Resources, Inc.	2,663	184,573
Hess Corp.	498	32,744
Mammoth Energy Services, Inc.	1,370	2,192
Occidental Petroleum Corp.	8,325	337,162
Parsley Energy, Inc., Class A	2,010	31,778
Pioneer Natural Resources Co.	877	107,889
Tellurian, Inc.†	1,220	9,723
Torchlight Energy Resources, Inc.†	10,100	8,686
WPX Energy, Inc.†	2,840	28,343
Zion Oil & Gas, Inc.†	13,700	2,866

		951,248

Oil Companies-Integrated — 1.0%
BP PLC ADR	4,124	156,341
Chevron Corp.	805	93,493
Equinor ASA	13,605	251,650
Exxon Mobil Corp.	4,176	282,172
Royal Dutch Shell PLC, Class B ADR	5,531	322,402
TOTAL SA	14,869	781,658
TOTAL SA ADR	2,755	144,996

		2,032,712

Oil Refining & Marketing — 0.2%
DCC PLC	2,235	209,490
Marathon Petroleum Corp.	2,161	138,196
Phillips 66	797	93,105

		440,791

Oil-Field Services — 0.2%
Halliburton Co.	3,371	64,892
MRC Global, Inc.†	2,140	24,310
NexTier Oilfield Solutions, Inc.†	1,760	7,604
Patterson-UTI Energy, Inc.	1,640	13,645
Schlumberger, Ltd.	2,366	77,344
Worley, Ltd.	16,906	159,196

		346,991

Paper & Related Products — 0.1%
International Paper Co.	559	24,417
Stora Enso Oyj, Class R	16,155	209,455

		233,872

Patient Monitoring Equipment — 0.0%
Insulet Corp.†	400	58,128

Pharmacy Services — 0.6%
Cigna Corp.	4,450	794,147
CVS Health Corp.	4,648	308,581

		1,102,728

Photo Equipment & Supplies — 0.1%
Largan Precision Co., Ltd.	1,000	146,844

Pipelines — 0.5%
Cheniere Energy, Inc.†	795	48,932
NextDecade Corp.†	3,080	18,234
Targa Resources Corp.	2,572	99,999
TC Energy Corp.	15,144	762,198

		929,363

Poultry — 0.0%
Pilgrim’s Pride Corp.†	1,300	39,468

Power Converter/Supply Equipment — 0.0%
Hubbell, Inc.	346	49,028

Private Equity — 0.1%
Blackstone Group, Inc., Class A	1,350	71,766
KKR & Co, Inc. Class A	3,899	112,408

		184,174

Publishing-Books — 0.0%
Houghton Mifflin Harcourt Co.†	2,940	18,992
John Wiley & Sons, Inc., Class A	700	32,249

		51,241

Publishing-Newspapers — 0.0%
TEGNA, Inc.	1,100	16,533

Publishing-Periodicals — 0.0%
Meredith Corp.	220	8,294

Quarrying — 0.0%
Compass Minerals International, Inc.	540	30,499

Radio — 0.0%
Beasley Broadcast Group, Inc., Class A	110	315
Liberty Media Corp. - Liberty SiriusXM, Series C†	970	43,834

		44,149

Real Estate Investment Trusts — 2.2%
American Tower Corp.	1,994	434,852
Annaly Capital Management, Inc.	6,050	54,329
Apple Hospitality REIT, Inc.	2,680	44,166
AvalonBay Communities, Inc.	729	158,674

CIM Commercial Trust Corp.	533	7,755
Colony Capital, Inc.	4,750	26,600
CoreCivic, Inc.	1,200	18,312
CoreSite Realty Corp.	397	46,647
Crown Castle International Corp.	4,726	655,922
CubeSmart	1,490	47,233
EPR Properties	642	49,941
Equinix, Inc.	58	32,873
Equity Residential	1,976	175,192
Great Portland Estates PLC	13,284	135,526
Healthcare Trust of America, Inc., Class A	1,520	47,120
Hudson Pacific Properties, Inc.	1,440	51,725
Invitation Homes, Inc.	1,300	40,027
JBG SMITH Properties	1,505	60,591
Kilroy Realty Corp.	695	58,331
Lamar Advertising Co., Class A	670	53,607
LTC Properties, Inc.	870	45,109
Medical Properties Trust, Inc.	3,130	64,885
National Retail Properties, Inc.	1,060	62,445
Omega Healthcare Investors, Inc.	1,530	67,381
Orchid Island Capital, Inc.	4,760	26,513
Outfront Media, Inc.	1,770	46,569
Paramount Group, Inc.	3,120	42,026
Park Hotels & Resorts, Inc.	1,810	42,083
Physicians Realty Trust	2,680	50,036
Piedmont Office Realty Trust, Inc., Class A	2,280	51,163
Prologis, Inc.	8,018	703,660
Public Storage	634	141,293
Regency Centers Corp.	450	30,258
RLJ Lodging Trust	2,650	43,487
Sabra Health Care REIT, Inc.	2,190	53,874
Scentre Group	45,770	120,842
Senior Housing Properties Trust	2,280	22,629
Service Properties Trust	1,110	28,083
Simon Property Group, Inc.	229	34,506
SL Green Realty Corp.	313	26,167
Starwood Property Trust, Inc.	2,380	58,548
Summit Hotel Properties, Inc.	2,850	34,941
Sun Communities, Inc.	281	45,705
Unibail-Rodamco-Westfield (Euronext Paris)	4	619
Unibail-Rodamco-Westfield (Euronext Amsterdam)	745	115,204
VEREIT, Inc.	6,650	65,436
Vornado Realty Trust	337	22,117
Weyerhaeuser Co.	2,176	63,561
WP Carey, Inc.	875	80,552

		4,389,115

Real Estate Management/Services — 0.1%
Deutsche Wohnen SE	3,302	124,181
Maui Land & Pineapple Co., Inc.†	1,320	13,583
Redfin Corp.†	1,280	22,259
RMR Group, Inc., Class A	500	24,200

		184,223

Real Estate Operations & Development — 0.2%
Howard Hughes Corp.†	423	47,300
Mitsui Fudosan Co., Ltd.	10,200	262,674
Transcontinental Realty Investors, Inc.†	800	25,232

		335,206

Rental Auto/Equipment — 0.1%
Element Fleet Management Corp.	27,813	236,509

Resort/Theme Parks — 0.0%
Vail Resorts, Inc.	218	50,657

Retail-Apparel/Shoe — 0.6%
Burlington Stores, Inc.†	517	99,352
Caleres, Inc.	1,770	38,090
Lululemon Athletica, Inc.†	660	134,818
Ross Stores, Inc.	6,772	742,685
Zalando SE†*	2,725	118,073

		1,133,018

Retail-Arts & Crafts — 0.0%
Michaels Cos., Inc.†	950	8,294

Retail-Auto Parts — 0.1%
AutoZone, Inc.†	41	46,920
O’Reilly Automotive, Inc.†	216	94,070

		140,990

Retail-Automobile — 0.0%
Penske Automotive Group, Inc.	930	45,310

Retail-Building Products — 0.4%
Foundation Building Materials, Inc.†	1,410	26,212
Home Depot, Inc.	2,441	572,610
Kingfisher PLC	62,296	167,200
Lowe’s Cos., Inc.	684	76,341

		842,363

Retail-Catalog Shopping — 0.0%
MSC Industrial Direct Co., Inc., Class A	627	45,902
Qurate Retail, Inc.†	3,170	30,242

		76,144

Retail-Convenience Store — 0.0%
Casey’s General Stores, Inc.	311	53,122

Retail-Discount — 1.2%
Costco Wholesale Corp.	913	271,262
Dollar General Corp.	5,554	890,528
Dollar Tree, Inc.†	7,156	790,022
Ollie’s Bargain Outlet Holdings, Inc.†	770	49,188
Walmart, Inc.	3,165	371,128

		2,372,128

Retail-Drug Store — 0.1%
Welcia Holdings Co., Ltd.	1,900	109,964

Retail-Floor Coverings — 0.0%
Floor & Decor Holdings, Inc., Class A†	860	39,414

Retail-Gardening Products — 0.1%
Tractor Supply Co.	1,040	98,821

Retail-Home Furnishings — 0.0%
La-Z-Boy, Inc.	1,010	35,865

Retail-Major Department Stores — 0.1%
TJX Cos., Inc.	1,707	98,409

Retail-Office Supplies — 0.0%
Office Depot, Inc.	9,000	18,540

Retail-Perfume & Cosmetics — 0.0%
Ulta Beauty, Inc.†	96	22,382

Retail-Pet Food & Supplies — 0.0%
PetMed Express, Inc.	940	22,010

Retail-Restaurants — 0.6%
Darden Restaurants, Inc.	162	18,188
Domino’s Pizza, Inc.	231	62,744
Jack in the Box, Inc.	399	33,524
McDonald’s Corp.	2,327	457,721
Papa John’s International, Inc.	490	28,690
Restaurant Brands International, Inc.	1,935	126,626
Starbucks Corp.	628	53,104
Yum! Brands, Inc.	3,609	367,071

		1,147,668

Rubber-Tires — 0.1%
Cooper Tire & Rubber Co.	880	24,851
Sumitomo Rubber Industries, Ltd.	6,700	89,528

		114,379

Rubber/Plastic Products — 0.0%
Proto Labs, Inc.†	500	48,485

Satellite Telecom — 0.1%
Eutelsat Communications SA	7,666	145,348
Globalstar, Inc.†	20,500	7,831
Gogo, Inc.†	3,050	18,758

		171,937

Savings & Loans/Thrifts — 0.1%
Capitol Federal Financial, Inc.	2,870	40,955
Investors Bancorp, Inc.	3,950	47,597
TFS Financial Corp.	2,260	43,528
WSFS Financial Corp.	1,024	43,182

		175,262

Schools — 0.1%
2U, Inc.†	670	12,010
Bright Horizons Family Solutions, Inc.†	380	56,438
Grand Canyon Education, Inc.†	539	49,566
Strategic Education, Inc.	231	28,420

		146,434

Semiconductor Components-Integrated Circuits — 1.0%
Analog Devices, Inc.	529	56,407
Cirrus Logic, Inc.†	870	59,125
Maxim Integrated Products, Inc.	1,548	90,806
MaxLinear, Inc.†	1,460	27,682
NXP Semiconductors NV	6,014	683,671
Power Integrations, Inc.	502	45,737
QUALCOMM, Inc.	4,361	350,799
Renesas Electronics Corp.†	11,600	79,489
Taiwan Semiconductor Manufacturing Co., Ltd.	54,000	529,525

		1,923,241

Semiconductor Equipment — 0.7%
Aehr Test Systems†	1,500	2,505
Applied Materials, Inc.	6,895	374,123
ASML Holding NV (Euronext Amsterdam)	1,142	299,313
ASML Holding NV (NASDAQ)	757	198,311
Brooks Automation, Inc.	980	41,621
KLA Corp.	1,025	173,266
Lam Research Corp.	405	109,771
MKS Instruments, Inc.	494	53,461
Tokyo Electron, Ltd.	1,000	204,417

		1,456,788

Software Tools — 0.2%
VMware, Inc., Class A	2,318	366,870

Steel Pipe & Tube — 0.0%
TimkenSteel Corp.†	990	5,564

Steel-Producers — 0.1%
AK Steel Holding Corp.†	4,000	9,440
Commercial Metals Co.	1,800	34,794
Reliance Steel & Aluminum Co.	467	54,191
Shiloh Industries, Inc.†	920	3,330
United States Steel Corp.	710	8,172

		109,927

Telecom Equipment-Fiber Optics — 0.1%
Ciena Corp.†	1,420	52,711
Viavi Solutions, Inc.†	3,040	48,518

		101,229

Telecom Services — 0.0%
Aviat Networks, Inc.†	360	4,972

Telecommunication Equipment — 0.0%
Juniper Networks, Inc.	995	24,696

Telephone-Integrated — 1.1%
AT&T, Inc.	24,042	925,377
GCI Liberty, Inc., Class A†	816	57,104
KT Corp.	3,477	79,196
Nippon Telegraph & Telephone Corp.	12,600	627,258
SoftBank Group Corp.	2,900	112,520
Telecom Italia SpA (RSP)	142,870	82,667
Telefonica Deutschland Holding AG	53,634	170,182
Telephone & Data Systems, Inc.	1,100	28,699
Verizon Communications, Inc.	2,982	180,321

		2,263,324

Television — 0.0%
Nexstar Media Group, Inc., Class A	370	35,997
Sinclair Broadcast Group, Inc., Class A	300	11,952

		47,949

Textile-Products — 0.0%
Culp, Inc.	1,220	18,873

Theaters — 0.0%
Cinemark Holdings, Inc.	690	25,254
Live Nation Entertainment, Inc.†	500	35,250

		60,504

Therapeutics — 0.1%
Neurocrine Biosciences, Inc.†	600	59,694
Sarepta Therapeutics, Inc.†	510	42,360
Xencor, Inc.†	770	26,342

		128,396

Tobacco — 0.3%
Altria Group, Inc.	2,319	103,868
Philip Morris International, Inc.	5,561	452,888
Vector Group, Ltd.	1,728	21,081

		577,837

Tools-Hand Held — 0.1%
Snap-on, Inc.	173	28,142
Stanley Black & Decker, Inc.	925	139,980

		168,122

Transport-Marine — 0.0%
Kirby Corp.†	610	48,288

Transport-Rail — 0.6%
Canadian Pacific Railway, Ltd.	351	79,786
Central Japan Railway Co.	900	185,809
Genesee & Wyoming, Inc., Class A†	500	55,515
Kansas City Southern	353	49,695
Norfolk Southern Corp.	883	160,706
Union Pacific Corp.	4,011	663,660

		1,195,171

Transport-Services — 0.4%
Hub Group, Inc., Class A†	970	44,426
United Parcel Service, Inc., Class B	7,342	845,578

		890,004

Transport-Truck — 0.2%
JB Hunt Transport Services, Inc.	2,404	282,614
Old Dominion Freight Line, Inc.	400	72,832
XPO Logistics, Inc.†	670	51,188

		406,634

Veterinary Diagnostics — 0.1%
Elanco Animal Health, Inc.†	10,577	285,791

Vitamins & Nutrition Products — 0.0%
Natural Health Trends Corp.	450	3,046
USANA Health Sciences, Inc.†	260	19,269

		22,315

Water — 0.2%
American Water Works Co., Inc.	1,639	202,039
Aqua America, Inc.	2,042	92,564

		294,603

Web Hosting/Design — 0.1%
Endurance International Group Holdings, Inc.†	3,260	12,779
GoDaddy, Inc., Class A†	1,130	73,484
NIC, Inc.	2,020	47,510
VeriSign, Inc.†	175	33,254

		167,027

Web Portals/ISP — 1.5%
Alphabet, Inc., Class A†	570	717,516
Alphabet, Inc., Class C†	1,679	2,115,725
Baidu, Inc. ADR†	678	69,054
NAVER Corp.	709	99,941
Z Holdings Corp.	27,500	85,054

		3,087,290

Wire & Cable Products — 0.1%
Prysmian SpA	6,988	161,408

Wireless Equipment — 0.2%
InterDigital, Inc.	579	31,052
Motorola Solutions, Inc.	2,170	360,914
Ubiquiti Networks, Inc.	170	21,520
ViaSat, Inc.†	350	24,094

		437,580

Wound, Burn & Skin Care — 0.0%
Dermira, Inc.†	1,360	9,098

Total Common Stocks (cost $149,797,306)		160,786,811

CONVERTIBLE PREFERRED SECURITIES — 0.2%
Electric-Distribution — 0.1%
Sempra Energy Series A 6.00%	372	43,163
Sempra Energy Series B 6.75%	280	32,500

		75,663

Electric-Integrated — 0.1%
Southern Co. 6.75%	2,204	117,165

Electronic Components-Semiconductors — 0.0%
Broadcom, Inc. 8.00%	59	63,898

Electronic Measurement Instruments — 0.0%
Fortive Corp. Series A 5.00%	30	27,016

Medical Products — 0.0%
Becton Dickinson and Co. Series A 6.13%	712	43,916

Total Convertible Preferred Securities (cost $312,303)		327,658

ASSET BACKED SECURITIES — 1.0%
Diversified Financial Services — 1.0%
Applebee’s Funding LLC/IHOP Funding LLC Series 2019-1A, Class A2I 4.19% due 06/07/2049*	$75,000	76,498
Avis Budget Rental Car Funding AESOP LLC Series 2019-1A, Class A 3.45% due 03/20/2023*	100,000	102,681
Avis Budget Rental Car Funding AESOP LLC Series 2019-2A, Class B 3.55% due 09/22/2025*	105,000	109,304

BBCMS Trust FRS Series 2018-CBM, Class A 2.91% (1 ML+1.00%) due 07/15/2037*(3)	55,000	55,000
BFLD Trust FRS Series 2019-DPLO, Class C 3.45% (1 ML+1.54%) due 10/15/2034*(3)	55,000	54,966
Cantor Commercial Real Estate Lending VRS Series 2019-CF1, Class 65A 4.41% due 05/15/2052*(3)(4)	100,000	105,986
CIM Trust VRS(4) Series 2019-INV3, Class A15 3.50% due 08/25/2049*(5)	105,000	106,252
CNH Equipment Trust Series 2019-C, Class B 2.35% due 04/15/2027	80,000	80,239
Deephaven Residential Mtg. Trust VRS Series 2019-2A, Class A1 3.56% due 04/25/2059*(4)(5)	78,719	79,347
Enterprise Fleet Financing LLC Series 2018-2, Class A2 3.14% due 02/20/2024*	81,423	82,154
Galton Funding Mtg. Trust VRS Series 2019 -1, Class A42 4.00% due 02/25/2059*(4)(5)	62,537	63,444
GMF Floorplan Owner Revolving Trust Series 2019-1, Class C 3.06% due 04/15/2024*	101,000	102,536
GS Mtg. Securities Trust Series 2019-GSA1, Class B 3.51% due 11/10/2052(3)	47,000	48,913
Homeward Opportunities Fund I Trust VRS Series 2018-1, Class A1 3.77% due 06/25/2048*(4)(5)	66,969	67,553
JP Morgan Mtg. Trust VRS Series 2019-INV2, Class A3 3.50% due 02/25/2050*(4)(5)	29,648	29,934
Navient Private Education Refi Loan Trust Series 2019-FA, Class A2 2.60% due 08/15/2068*	100,000	100,368
New Orleans Hotel Trust FRS Series 2019-HNLA, Class C 3.51% (1 ML+1.59%) due 04/15/2032*(3)	100,000	100,000
OBX Trust FRS Series 2019-EXP3, Class 2A2 2.98% (1 ML+1.10%) due 10/25/2059*(5)	105,000	104,981
Planet Fitness Master Issuer LLC Series 2018-1A, Class A2I 4.26% due 09/05/2048*	94,050	96,018
Santander Retail Auto Lease Trust Series 2019-A, Class A3 2.77% due 06/20/2022*	40,000	40,576
Sequoia Mtg. Trust VRS Series 2018-CH3, Class A2 4.00% due 08/25/2048*(4)(5)	58,583	59,770
SMB Private Education Loan Trust Series 2016-A, Class A2A 2.70% due 05/15/2031*	63,230	63,797
SMB Private Education Loan Trust Series 2017-A, Class A2A 2.88% due 09/15/2034*	81,297	82,488
Starwood Mtg. Residential Trust VRS Series 2019-INV1, Class A3 2.92% due 08/25/2049*(4)(5)	99,186	99,004
World Omni Automobile Lease Securitization Trust Series 2018-A, Class B 3.06% due 05/15/2023	40,000	40,318
World Omni Select Auto Trust Series 2019-A, Class B 2.17% due 12/15/2025	40,000	39,937

Total Asset Backed Securities (cost $1,965,448)		1,992,064

U.S. CORPORATE BONDS & NOTES — 5.6%
Advertising Agencies — 0.0%
Interpublic Group of Cos., Inc. Senior Notes 3.50% due 10/01/2020	5,000	5,065
Omnicom Group, Inc./Omnicom Capital, Inc. Senior Notes 3.65% due 11/01/2024	50,000	52,826

		57,891

Aerospace/Defense — 0.1%
General Dynamics Corp. Company Guar. Notes 2.88% due 05/11/2020	85,000	85,426
Lockheed Martin Corp. Senior Notes 4.70% due 05/15/2046	25,000	31,468
Northrop Grumman Corp. Senior Notes 3.85% due 04/15/2045	50,000	54,620

		171,514

Aerospace/Defense-Equipment — 0.0%
United Technologies Corp. Senior Notes 3.35% due 08/16/2021	15,000	15,394
United Technologies Corp. Senior Notes 4.45% due 11/16/2038	50,000	59,324

		74,718

Agricultural Operations — 0.0%
Bunge, Ltd. Finance Corp. Company Guar. Notes 3.00% due 09/25/2022	25,000	25,367

Airlines — 0.2%
American Airlines Pass-Through Trust Pass-Through Certs. Series 2019-1, Class AA 3.15% due 08/15/2033	145,000	151,650
Delta Air Lines, Inc. Senior Notes 2.60% due 12/04/2020	30,000	30,102
Delta Air Lines, Inc. Senior Notes 3.80% due 04/19/2023	20,000	20,725
United Airlines Pass-Through Trust Pass-Through Certs. Series 2019-1, Class AA 4.15% due 02/25/2033	115,000	125,866

		328,343

Applications Software — 0.0%
Microsoft Corp. Senior Notes 3.13% due 11/03/2025	25,000	26,628

Auto-Cars/Light Trucks — 0.3%
BMW US Capital LLC Company Guar. Notes 2.95% due 04/14/2022*	80,000	81,782
BMW US Capital LLC Company Guar. Notes 3.25% due 08/14/2020*	50,000	50,572
General Motors Financial Co., Inc. Company Guar. Notes 3.15% due 01/15/2020	25,000	25,034
General Motors Financial Co., Inc. Senior Notes 4.20% due 11/06/2021	105,000	108,549
Harley-Davidson Financial Services, Inc. Company Guar. Notes 3.55% due 05/21/2021*	25,000	25,362
Hyundai Capital America Company Guar. Notes 2.85% due 11/01/2022*	28,000	28,202
Hyundai Capital America Senior Notes 3.45% due 03/12/2021*	25,000	25,342
Nissan Motor Acceptance Corp. Senior Notes 3.65% due 09/21/2021*	35,000	35,847
Toyota Motor Credit Corp. Senior Notes 2.95% due 04/13/2021	35,000	35,549
Volkswagen Group of America Finance LLC Company Guar. Notes 2.70% due 09/26/2022*	200,000	201,855

		618,094

Auto-Heavy Duty Trucks — 0.1%
PACCAR Financial Corp. Senior Notes 2.65% due 05/10/2022	105,000	107,092
PACCAR Financial Corp. Senior Notes 3.10% due 05/10/2021	30,000	30,610

		137,702

Banks-Commercial — 0.1%
M&T Bank Corp. Senior Notes 3.55% due 07/26/2023	60,000	63,092
SunTrust Bank Senior Notes 3.50% (3M+0.59%) due 08/02/2022	65,000	66,570

		129,662

Banks-Super Regional — 0.1%
Wells Fargo & Co. Senior Notes 3.07% due 01/24/2023	175,000	178,434
Wells Fargo & Co. Senior Notes 3.50% due 03/08/2022	50,000	51,630

		230,064

Beverages-Non-alcoholic — 0.0%
Keurig Dr Pepper, Inc. Company Guar. Notes 3.55% due 05/25/2021	40,000	40,918

Brewery — 0.1%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.15% due 01/23/2025	100,000	109,326
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 5.55% due 01/23/2049	50,000	66,030

		175,356

Broadcast Services/Program — 0.0%
Fox Corp. Senior Notes 4.03% due 01/25/2024*	15,000	16,030

Building Products-Cement — 0.0%
Martin Marietta Materials, Inc. Senior Notes 4.25% due 12/15/2047	50,000	51,081

Cable/Satellite TV — 0.1%
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 3.75% due 02/15/2028	25,000	25,757
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.50% due 02/01/2024	25,000	26,891
Comcast Corp. Senior Notes 2.65% due 02/01/2030	30,000	30,290
Comcast Corp. Company Guar. Notes 3.13% due 07/15/2022	75,000	77,781
Comcast Corp. Company Guar. Notes 3.90% due 03/01/2038	15,000	16,444
Comcast Corp. Company Guar. Notes 3.95% due 10/15/2025	85,000	93,178

		270,341

Cellular Telecom — 0.0%
Crown Castle Towers LLC Senior Sec. Notes 3.72% due 07/15/2043*	25,000	25,912

Chemicals-Diversified — 0.0%
Dow Chemical Co. Senior Notes 3.15% due 05/15/2024*	30,000	30,990

Chemicals-Specialty — 0.0%
Ecolab, Inc. Senior Notes 3.25% due 12/01/2027	50,000	53,317

Commercial Services — 0.0%
RELX Capital, Inc. Company Guar. Notes 3.50% due 03/16/2023	10,000	10,375

Commercial Services-Finance — 0.1%
PayPal Holdings, Inc. Senior Notes 2.40% due 10/01/2024	105,000	105,709

Computers — 0.1%
Apple, Inc. Senior Notes 3.20% due 05/11/2027	75,000	79,856
Apple, Inc. Senior Notes 3.75% due 09/12/2047	50,000	55,556

		135,412

Containers-Paper/Plastic — 0.0%
Packaging Corp. of America Senior Notes 2.45% due 12/15/2020	5,000	5,020
Packaging Corp. of America Senior Notes 3.65% due 09/15/2024	50,000	52,578

		57,598

Cosmetics & Toiletries — 0.1%
Unilever Capital Corp. Company Guar. Notes 3.00% due 03/07/2022	110,000	113,060

Data Processing/Management — 0.0%
Fidelity National Information Services, Inc. Senior Notes 4.25% due 05/15/2028	25,000	27,847
Fiserv, Inc. Senior Notes 3.20% due 07/01/2026	35,000	36,569

		64,416

Diversified Banking Institutions — 0.6%
Bank of America Corp. FRS Senior Notes 2.76% (3 ML+0.65%) due 06/25/2022	50,000	50,243
Bank of America Corp. Senior Notes 3.82% due 01/20/2028	200,000	215,231
Citigroup, Inc. Senior Notes 2.35% due 08/02/2021	50,000	50,304
Citigroup, Inc. Senior Notes 2.98% due 11/05/2030	50,000	50,421
Citigroup, Inc. Senior Notes 3.89% due 01/10/2028	125,000	134,435
Citigroup, Inc. Senior Notes 4.65% due 07/23/2048	25,000	30,836
Goldman Sachs Group, Inc. Senior Notes 3.00% due 04/26/2022	75,000	75,995
Goldman Sachs Group, Inc. Sub. Notes 4.25% due 10/21/2025	50,000	53,858
Goldman Sachs Group, Inc. Senior Notes 4.41% due 04/23/2039	25,000	28,239
Goldman Sachs Group, Inc. Senior Notes 5.75% due 01/24/2022	50,000	53,880
JPMorgan Chase & Co. Senior Notes 3.13% due 01/23/2025	50,000	51,970
JPMorgan Chase & Co. Sub. Notes 3.38% due 05/01/2023	20,000	20,833
JPMorgan Chase & Co. Senior Notes 3.88% due 07/24/2038	125,000	136,917
JPMorgan Chase & Co. Senior Notes 3.90% due 01/23/2049	25,000	27,744
JPMorgan Chase & Co. Senior Notes 4.50% due 01/24/2022	50,000	52,675
Morgan Stanley Senior Notes 3.13% due 07/27/2026	100,000	103,849
Morgan Stanley Senior Notes 3.59% due 07/22/2028	75,000	79,148
Morgan Stanley Sub. Notes 4.10% due 05/22/2023	25,000	26,473

		1,243,051

Diversified Manufacturing Operations — 0.2%
3M Co. Senior Notes 3.25% due 08/26/2049	105,000	106,253
General Electric Capital Corp. Senior Notes 3.10% due 01/09/2023	40,000	40,683
General Electric Capital Corp. Senior Notes 5.88% due 01/14/2038	50,000	59,840
General Electric Co. Senior Notes 2.70% due 10/09/2022	75,000	75,485

		282,261

E-Commerce/Products — 0.1%
Amazon.com, Inc. Senior Notes 2.80% due 08/22/2024	25,000	25,999
Amazon.com, Inc. Senior Notes 4.95% due 12/05/2044	65,000	84,981

		110,980

E-Commerce/Services — 0.1%
Expedia, Inc. Company Guar. Notes 5.00% due 02/15/2026	50,000	56,333
Priceline Group, Inc. Senior Notes 3.60% due 06/01/2026	25,000	27,067

		83,400

Electric-Distribution — 0.1%
CenterPoint Energy, Inc. Senior Notes 3.60% due 11/01/2021	30,000	30,882
Commonwealth Edison Co. 1st Mtg. Bonds 4.35% due 11/15/2045	25,000	29,898
Metropolitan Edison Co. Senior Notes 4.30% due 01/15/2029*	100,000	112,391
National Rural Utilities Cooperative Finance Corp. Senior Notes 2.90% due 03/15/2021	20,000	20,271
Sempra Energy Senior Notes 2.90% due 02/01/2023	35,000	35,547

		228,989

Electric-Generation — 0.0%
Vistra Operations Co. LLC Senior Sec. Notes 3.55% due 07/15/2024*	35,000	35,845

Electric-Integrated — 0.3%
American Electric Power Co., Inc. Senior Notes 3.65% due 12/01/2021	5,000	5,165
Appalachian Power Co. Senior Notes 4.40% due 05/15/2044	50,000	57,960
Berkshire Hathaway Energy Co. Senior Notes 3.80% due 07/15/2048	25,000	27,278
Dominion Resources, Inc. Senior Notes 2.75% due 09/15/2022	25,000	25,429
Duke Energy Corp. Senior Notes 2.65% due 09/01/2026	50,000	50,480
Eversource Energy Senior Notes 3.30% due 01/15/2028	30,000	31,095
Eversource Energy Senior Notes 3.80% due 12/01/2023	20,000	21,185
Exelon Corp. Senior Notes 3.40% due 04/15/2026	25,000	26,299
FirstEnergy Transmission LLC Senior Notes 4.35% due 01/15/2025*	25,000	27,140
Florida Power & Light Co. 1st Mtg. Bonds 4.13% due 06/01/2048	25,000	29,840
Mississippi Power Co. Senior Notes 3.95% due 03/30/2028	30,000	32,863
NextEra Energy Capital Holdings, Inc. Company Guar. Notes 3.34% due 09/01/2020	80,000	80,847
PacifiCorp 1st Mtg. Notes 4.13% due 01/15/2049	25,000	29,318
San Diego Gas & Electric Co. 1st Mtg. Notes 4.10% due 06/15/2049	55,000	60,748
Southern Co. Senior Notes 4.40% due 07/01/2046	25,000	28,189
Virginia Electric & Power Co. Senior Notes 2.88% due 07/15/2029	100,000	103,058

		636,894

Electric-Transmission — 0.0%
Oncor Electric Delivery Co. LLC Senior Sec. Notes 4.10% due 11/15/2048	50,000	59,377

Electronic Components-Semiconductors — 0.1%
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 2.20% due 01/15/2021	10,000	10,000
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.00% due 01/15/2022	105,000	106,358
Microchip Technology, Inc. Senior Sec. Notes 3.92% due 06/01/2021	10,000	10,235

		126,593

Electronic Measurement Instruments — 0.0%
Keysight Technologies, Inc. Senior Notes 4.55% due 10/30/2024	25,000	27,268

Enterprise Software/Service — 0.0%
Oracle Corp. Senior Notes 2.40% due 09/15/2023	25,000	25,343

Finance-Credit Card — 0.2%
American Express Co. Senior Notes 2.20% due 10/30/2020	35,000	35,101
American Express Co. Senior Notes 3.70% due 11/05/2021	60,000	62,071
Capital One Financial Corp. Senior Notes 3.20% due 01/30/2023	85,000	87,352
Capital One Financial Corp. Senior Notes 3.90% due 01/29/2024	25,000	26,520
Discover Financial Services Senior Notes 3.85% due 11/21/2022	68,000	71,231

		282,275

Finance-Leasing Companies — 0.0%
Air Lease Corp. Senior Notes 2.50% due 03/01/2021	15,000	15,075
Air Lease Corp. Senior Notes 3.50% due 01/15/2022	15,000	15,426

		30,501

Finance-Other Services — 0.0%
Intercontinental Exchange, Inc. Senior Notes 3.45% due 09/21/2023	60,000	62,835

Food-Meat Products — 0.0%
Tyson Foods, Inc. Senior Notes 5.10% due 09/28/2048	25,000	30,679

Food-Misc./Diversified — 0.0%
Kraft Heinz Foods Co. Company Guar. Notes 4.88% due 10/01/2049*	20,000	20,646

Gas-Distribution — 0.0%
NiSource, Inc. Senior Notes 3.65% due 06/15/2023	20,000	20,935
NiSource, Inc. Senior Notes 3.95% due 03/30/2048	25,000	26,764
Southern California Gas Co. 1st Mtg. Notes 4.13% due 06/01/2048	25,000	28,725

		76,424

Insurance Brokers — 0.1%
Marsh & McLennan Cos., Inc. Senior Notes 3.50% due 06/03/2024	30,000	31,569
Willis North America, Inc. Company Guar. Notes 4.50% due 09/15/2028	50,000	55,639

		87,208

Insurance-Life/Health — 0.1%
Aflac, Inc. Senior Notes 4.75% due 01/15/2049	55,000	68,376
AXA Equitable Holdings, Inc. Senior Notes 3.90% due 04/20/2023	10,000	10,482
Lincoln National Corp. Senior Notes 4.35% due 03/01/2048	25,000	27,553
Principal Financial Group, Inc. Company Guar. Notes 3.70% due 05/15/2029	25,000	27,297
Principal Financial Group, Inc. Company Guar. Notes 4.30% due 11/15/2046	25,000	27,979
Teachers Insurance & Annuity Association of America Sub. Notes 4.27% due 05/15/2047*	25,000	28,941

		190,628

Insurance-Multi-line — 0.0%
Voya Financial, Inc. Company Guar. Notes 3.13% due 07/15/2024	30,000	31,015

Insurance-Mutual — 0.1%
Liberty Mutual Group, Inc. Company Guar. Notes 4.25% due 06/15/2023*	25,000	26,534
Liberty Mutual Group, Inc. Company Guar. Notes 4.50% due 06/15/2049*	80,000	89,627
New York Life Global Funding Sec. Notes 3.25% due 08/06/2021*	30,000	30,714

		146,875

Insurance-Property/Casualty — 0.1%
ACE INA Holdings, Inc. Company Guar. Notes 3.35% due 05/15/2024	25,000	26,407
Fidelity National Financial, Inc. Senior Notes 4.50% due 08/15/2028	55,000	59,623

		86,030

Machinery-Construction & Mining — 0.0%
Caterpillar Financial Services Corp. Senior Notes 3.15% due 09/07/2021	60,000	61,460

Machinery-Farming — 0.0%
John Deere Capital Corp. Senior Notes 2.35% due 01/08/2021	15,000	15,098

Machinery-General Industrial — 0.0%
Roper Technologies, Inc. Senior Notes 2.95% due 09/15/2029	20,000	20,265
Roper Technologies, Inc. Senior Notes 3.80% due 12/15/2026	25,000	26,879

		47,144

Medical Instruments — 0.1%
Boston Scientific Corp. Senior Notes 3.75% due 03/01/2026	95,000	102,502

Medical Products — 0.0%
Abbott Laboratories Senior Notes 3.40% due 11/30/2023	17,000	17,933
Becton Dickinson and Co. Senior Notes 3.70% due 06/06/2027	33,000	35,480

		53,413

Medical-Biomedical/Gene — 0.1%
Celgene Corp. Senior Notes 3.88% due 08/15/2025	75,000	81,158

Medical-Drugs — 0.0%
AbbVie, Inc. Senior Notes 2.30% due 05/14/2021	25,000	25,142
Bristol-Myers Squibb Co. Senior Notes 2.90% due 07/26/2024*	45,000	46,634

		71,776

Medical-HMO — 0.1%
Anthem, Inc. Senior Notes 2.50% due 11/21/2020	25,000	25,149
Anthem, Inc. Senior Notes 4.55% due 03/01/2048	15,000	16,487
UnitedHealth Group, Inc. Senior Notes 3.50% due 08/15/2039	85,000	88,847
UnitedHealth Group, Inc. Senior Notes 4.63% due 11/15/2041	25,000	29,629
UnitedHealth Group, Inc. Senior Notes 4.75% due 07/15/2045	25,000	30,541

		190,653

Medical-Hospitals — 0.1%
Centra Health, Inc. Notes 4.70% due 01/01/2048	45,000	51,986
CommonSpirit Health Senior Sec. Notes 2.76% due 10/01/2024	40,000	40,603
HCA, Inc. Senior Sec. Notes 4.13% due 06/15/2029	65,000	68,861
Stanford Health Care Notes 3.80% due 11/15/2048	10,000	11,320
West Virginia United Health System Obligated Group Sec. Notes 4.92% due 06/01/2048	50,000	61,463

		234,233

Medical-Wholesale Drug Distribution — 0.1%
Cardinal Health, Inc. Senior Notes 3.41% due 06/15/2027	40,000	40,712
Cardinal Health, Inc. Senior Notes 3.75% due 09/15/2025	25,000	26,303
McKesson Corp. Senior Notes 3.65% due 11/30/2020	30,000	30,515

		97,530

Multimedia — 0.0%
Walt Disney Co. Company Guar. Notes 5.65% due 08/15/2020*	25,000	25,742

Non-Hazardous Waste Disposal — 0.0%
Republic Services, Inc. Senior Notes 2.50% due 08/15/2024	40,000	40,667
Republic Services, Inc. Senior Notes 3.38% due 11/15/2027	30,000	32,013

		72,680

Oil Companies-Exploration & Production — 0.2%
Cimarex Energy Co. Senior Notes 4.38% due 03/15/2029	90,000	93,807
ConocoPhillips Co. Company Guar. Notes 4.95% due 03/15/2026	50,000	57,525
EOG Resources, Inc. Senior Notes 2.63% due 03/15/2023	100,000	102,020
Hess Corp. Senior Notes 4.30% due 04/01/2027	25,000	26,271
Marathon Oil Corp. Senior Notes 4.40% due 07/15/2027	25,000	26,861
Occidental Petroleum Corp. Senior Notes 2.90% due 08/15/2024	110,000	111,001

		417,485

Oil Companies-Integrated — 0.0%
BP Capital Markets America, Inc. Company Guar. Notes 2.52% due 09/19/2022	25,000	25,433

Oil-Field Services — 0.0%
Schlumberger Holdings Corp. Senior Notes 3.75% due 05/01/2024*	25,000	26,392

Pharmacy Services — 0.2%
Cigna Corp. Company Guar. Notes 3.00% due 07/15/2023*	25,000	25,505
Cigna Corp. Company Guar. Notes 3.25% due 04/15/2025*	50,000	51,489
Cigna Corp. Company Guar. Notes 3.75% due 07/15/2023	35,000	36,664
Cigna Corp. Company Guar. Notes 3.88% due 10/15/2047*	50,000	49,027
Cigna Corp. Company Guar. Notes 4.80% due 07/15/2046*	25,000	27,882
CVS Health Corp. Senior Notes 3.25% due 08/15/2029	35,000	35,362
CVS Health Corp. Senior Notes 3.88% due 07/20/2025	50,000	53,152
CVS Health Corp. Senior Notes 5.05% due 03/25/2048	100,000	115,263

		394,344

Pipelines — 0.2%
Boardwalk Pipelines LP Company Guar. Notes 4.95% due 12/15/2024	50,000	54,243
Enbridge Energy Partners LP Company Guar. Notes 7.38% due 10/15/2045	45,000	66,890
Enterprise Products Operating LLC Company Guar. Notes 3.50% due 02/01/2022	85,000	87,682
Florida Gas Transmission Co. LLC Senior Notes 4.35% due 07/15/2025*	50,000	54,367
Kinder Morgan Energy Partners LP Company Guar. Notes 6.95% due 01/15/2038	50,000	64,636
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 4.50% due 12/15/2026	25,000	26,254
Transcontinental Gas Pipe Line Co. LLC Senior Notes 4.60% due 03/15/2048	20,000	21,579

		375,651

Real Estate Investment Trusts — 0.4%
Alexandria Real Estate Equities, Inc. Company Guar. Notes 4.00% due 01/15/2024	5,000	5,354
Alexandria Real Estate Equities, Inc. Company Guar. Notes 4.00% due 02/01/2050	110,000	120,882
American Campus Communities Operating Partnership LP Company Guar. Notes 3.30% due 07/15/2026	45,000	46,444
American Campus Communities Operating Partnership LP Company Guar. Notes 3.63% due 11/15/2027	55,000	57,912
Brixmor Operating Partnership LP Senior Notes 3.25% due 09/15/2023	25,000	25,728
Duke Realty LP Senior Notes 4.00% due 09/15/2028	70,000	76,719
Essex Portfolio LP Company Guar. Notes 4.00% due 03/01/2029	90,000	98,809
Essex Portfolio LP Company Guar. Notes 4.50% due 03/15/2048	15,000	17,555
Healthcare Realty Trust, Inc. Senior Notes 3.63% due 01/15/2028	55,000	57,673
Kilroy Realty LP Company Guar. Notes 3.45% due 12/15/2024	30,000	31,264
Life Storage LP Company Guar. Notes 4.00% due 06/15/2029	40,000	42,902
National Retail Properties, Inc. Senior Notes 4.80% due 10/15/2048	50,000	60,922
Simon Property Group LP Senior Notes 2.75% due 02/01/2023	50,000	51,233
VEREIT Operating Partnership LP Company Guar. Notes 3.95% due 08/15/2027	25,000	26,550
VEREIT Operating Partnership LP Company Guar. Notes 4.63% due 11/01/2025	60,000	65,881
WP Carey, Inc. Senior Notes 3.85% due 07/15/2029	90,000	95,838

		881,666

Retail-Auto Parts — 0.1%
AutoZone, Inc. Senior Notes 3.13% due 04/18/2024	65,000	67,226
AutoZone, Inc. Senior Notes 3.13% due 04/21/2026	50,000	51,862
O’Reilly Automotive, Inc. Senior Notes 3.60% due 09/01/2027	25,000	26,725
O’Reilly Automotive, Inc. Senior Notes 3.90% due 06/01/2029	95,000	104,418

		250,231

Retail-Discount — 0.0%
Walmart, Inc. Senior Notes 3.40% due 06/26/2023	50,000	52,829

Retail-Mail Order — 0.0%
QVC, Inc. Senior Sec. Notes 4.38% due 03/15/2023	65,000	67,518

Schools — 0.0%
Georgetown University Notes 4.32% due 04/01/2049	50,000	61,694

Semiconductor Components-Integrated Circuits — 0.0%
QUALCOMM, Inc. Senior Notes 3.25% due 05/20/2027	29,000	30,510

Steel-Producers — 0.0%
Nucor Corp. Senior Notes 3.95% due 05/01/2028	35,000	38,288

Telephone-Integrated — 0.2%
AT&T, Inc. Senior Notes 3.00% due 06/30/2022	100,000	102,149
AT&T, Inc. Senior Notes 4.50% due 03/09/2048	55,000	58,822
Verizon Communications, Inc. Senior Notes 4.33% due 09/21/2028	50,000	56,937
Verizon Communications, Inc. Senior Notes 4.52% due 09/15/2048	30,000	35,689
Verizon Communications, Inc. Senior Notes 5.15% due 09/15/2023	100,000	111,688
Verizon Communications, Inc. Senior Notes 5.50% due 03/16/2047	25,000	34,063

		399,348

Tobacco — 0.1%
Altria Group, Inc. Company Guar. Notes 3.49% due 02/14/2022	20,000	20,561
Altria Group, Inc. Company Guar. Notes 5.80% due 02/14/2039	60,000	68,984
BAT Capital Corp. Company Guar. Notes 2.76% due 08/15/2022	50,000	50,478

		140,023

Transport-Equipment & Leasing — 0.1%
GATX Corp. Senior Notes 2.60% due 03/30/2020	50,000	50,079
GATX Corp. Senior Notes 4.35% due 02/15/2024	60,000	64,482

		114,561

Transport-Rail — 0.1%
Burlington Northern Santa Fe LLC Senior Notes 4.15% due 04/01/2045	25,000	28,679
Burlington Northern Santa Fe LLC Senior Notes 4.15% due 12/15/2048	25,000	29,151
CSX Corp. Senior Notes 4.25% due 03/15/2029	50,000	56,607
CSX Corp. Senior Notes 4.30% due 03/01/2048	25,000	28,200

		142,637

Total U.S. Corporate Bonds & Notes (cost $10,623,810)		11,327,614

FOREIGN CORPORATE BONDS & NOTES — 1.3%
Advertising Services — 0.1%
WPP Finance 2010 Company Guar. Notes 3.63% due 09/07/2022	80,000	83,038
WPP Finance 2010 Company Guar. Notes 3.75% due 09/19/2024	25,000	26,266

		109,304

Auto-Cars/Light Trucks — 0.0%
Toyota Motor Corp. Senior Notes 3.18% due 07/20/2021	30,000	30,735

Banks-Commercial — 0.1%
Bank of Montreal Senior Notes 3.10% due 04/13/2021	35,000	35,628
Svenska Handelsbanken AB Company Guar. Notes 3.35% due 05/24/2021	25,000	25,552
Toronto-Dominion Bank Senior Notes 2.50% due 12/14/2020	50,000	50,366

		111,546

Building Products-Cement — 0.0%
Boral Finance Pty, Ltd. Company Guar. Notes 3.00% due 11/01/2022*	2,000	2,015

Cellular Telecom — 0.2%
America Movil SAB de CV Senior Notes 3.63% due 04/22/2029	200,000	213,170
Rogers Communications, Inc. Company Guar. Notes 4.30% due 02/15/2048	25,000	27,935
Rogers Communications, Inc. Company Guar. Notes 4.35% due 05/01/2049	80,000	90,073
Vodafone Group PLC Senior Notes 3.75% due 01/16/2024	60,000	63,250
Vodafone Group PLC Senior Notes 4.88% due 06/19/2049	60,000	67,444

		461,872

Chemicals-Diversified — 0.0%
LYB International Finance II BV Company Guar. Notes 3.50% due 03/02/2027	50,000	52,098

Diversified Banking Institutions — 0.1%
Bank of Nova Scotia Senior Notes 3.13% due 04/20/2021	35,000	35,662
HSBC Holdings PLC Senior Notes 5.10% due 04/05/2021	50,000	52,148
Mitsubishi UFJ Financial Group, Inc. Senior Notes 3.54% due 07/26/2021	55,000	56,325
Sumitomo Mitsui Financial Group, Inc. Senior Notes 3.75% due 07/19/2023	55,000	57,891

		202,026

Finance-Leasing Companies — 0.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 4.88% due 01/16/2024	150,000	163,242
Avolon Holdings Funding, Ltd. Company Guar. Notes 3.95% due 07/01/2024*	30,000	31,146
Avolon Holdings Funding, Ltd. Company Guar. Notes 5.25% due 05/15/2024*	75,000	81,787

		276,175

Insurance Brokers — 0.0%
Trinity Acquisition PLC Company Guar. Notes 3.50% due 09/15/2021	25,000	25,525

Medical-Drugs — 0.0%
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 2.88% due 09/23/2023	50,000	51,030

Medical-Generic Drugs — 0.1%
Perrigo Finance Unlimited Co. Company Guar. Notes 4.38% due 03/15/2026	200,000	206,886

Non-Hazardous Waste Disposal — 0.1%
Waste Connections, Inc. Senior Notes 3.50% due 05/01/2029	100,000	106,865

Oil Companies-Exploration & Production — 0.1%
Canadian Natural Resources, Ltd. Senior Notes 2.95% due 01/15/2023	25,000	25,508
Canadian Natural Resources, Ltd. Senior Notes 6.25% due 03/15/2038	25,000	31,610
Woodside Finance, Ltd. Company Guar. Notes 3.70% due 03/15/2028*	25,000	25,860
Woodside Finance, Ltd. Company Guar. Notes 4.50% due 03/04/2029*	110,000	119,933

		202,911

Oil Companies-Integrated — 0.2%
BP Capital Markets PLC Company Guar. Notes 3.28% due 09/19/2027	25,000	26,372
BP Capital Markets PLC Company Guar. Notes 3.28% due 09/19/2027	50,000	52,745
Shell International Finance BV Company Guar. Notes 3.25% due 05/11/2025	25,000	26,483
Suncor Energy, Inc. Senior Notes 3.60% due 12/01/2024	10,000	10,566

Suncor Energy, Inc. Senior Notes 3.60% due 12/01/2024	25,000	26,415
Total Capital International SA Company Guar. Notes 2.43% due 01/10/2025	155,000	157,160

		299,741

Paper & Related Products — 0.1%
Celulosa Arauco y Constitucion SA Senior Notes 4.20% due 01/29/2030*	200,000	199,600

Pipelines — 0.0%
Enbridge, Inc. Company Guar. Notes 4.00% due 10/01/2023	25,000	26,525
Enbridge, Inc. Company Guar. Notes 5.50% due 12/01/2046	13,000	16,463
TransCanada PipeLines, Ltd. Senior Notes 2.50% due 08/01/2022	25,000	25,334

		68,322

Steel-Producers — 0.0%
ArcelorMittal Senior Notes 4.55% due 03/11/2026	35,000	37,010

Transport-Equipment & Leasing — 0.1%
SMBC Aviation Capital Finance DAC Company Guar. Notes 3.55% due 04/15/2024*	210,000	218,326

Total Foreign Corporate Bonds & Notes (cost $2,540,843)		2,661,987

U.S. GOVERNMENT AGENCIES — 0.3%
Federal Home Loan Mtg. Corp. — 0.1%
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS
Series 2019-HQA2, Class M1 2.52% (1 ML+0.70%) due 04/25/2049*(5)	13,763	13,763
Series 2018-DNA1, Class M2AT 2.87% (1 ML+1.05%) due 07/25/2030(5)	85,000	84,773
Series 2018-HQA1, Class M2AS 2.92% (1 ML+1.10%) due 09/25/2030(5)	85,000	84,899

		183,435

Federal National Mtg. Assoc. — 0.0%
Federal National Mtg. Assoc. Connecticut Avenue Securities FRS
Series 2018-C05, Class 1M1 2.54% (1 ML+0.72%) due 01/25/2031(5)	33,129	33,141
Series 2019-R03, Class 1M1 2.57% (1 ML+0.75%) due 09/25/2031*(5)	19,166	19,170

		52,311

Government National Mtg. Assoc. — 0.2%
3.00% due 08/20/2049	58,725	60,456
3.00% due 09/20/2049	1,996	2,054
3.50% due 07/20/2049	992	1,030
3.50% due 08/20/2049	82,932	86,179
4.00% due 04/20/2049	54,511	56,722
4.00% due 07/20/2049	38,684	40,336
4.50% due 02/20/2046	10,527	11,259
4.50% due 08/20/2048	3,425	3,604
5.50% due 03/20/2049	7,762	8,240

		269,880

Total U.S. Government Agencies (cost $505,447)		505,626

U.S. GOVERNMENT TREASURIES — 11.1%
United States Treasury Bonds — 4.0%
2.25% due 08/15/2046	102,000	103,426
2.25% due 08/15/2049	698,000	709,070
2.50% due 02/15/2045	99,500	105,851
2.50% due 02/15/2046	108,000	114,986
2.50% due 05/15/2046	50,200	53,451
2.75% due 08/15/2047(6)	1,017,000	1,137,769
2.75% due 11/15/2047	175,300	196,295
2.88% due 05/15/2043	60,000	67,962
2.88% due 08/15/2045	52,000	59,245
2.88% due 11/15/2046	59,000	67,484
2.88% due 05/15/2049	213,000	245,433
3.00% due 05/15/2042	88,000	101,654
3.00% due 05/15/2045	76,000	88,451
3.00% due 11/15/2045	77,500	90,387
3.00% due 02/15/2047	21,000	24,601
3.00% due 05/15/2047	83,200	97,422
3.00% due 02/15/2048	138,000	161,951
3.00% due 08/15/2048	755,500	888,096
3.00% due 02/15/2049	326,000	384,323
3.13% due 11/15/2041	430,000	506,510
3.13% due 02/15/2043	196,000	231,012
3.13% due 08/15/2044	70,000	82,945
3.13% due 05/15/2048	180,500	216,903
3.38% due 05/15/2044	92,000	113,336
3.38% due 11/15/2048	8,500	10,707
3.50% due 02/15/2039	1,560,000	1,936,228
3.63% due 08/15/2043	46,000	58,641
3.63% due 02/15/2044	61,000	77,961
3.75% due 11/15/2043	66,000	85,805
4.50% due 05/15/2038	90,000	125,786
5.38% due 02/15/2031	17,000	23,357

		8,167,048

United States Treasury Notes — 7.1%
1.63% due 08/15/2029	214,000	212,721
1.75% due 06/30/2022	220,000	221,366
2.00% due 01/15/2021	250,000	251,191
2.00% due 05/31/2024	1,060,000	1,082,525
2.13% due 05/31/2021	320,000	322,663
2.25% due 11/15/2024	225,000	232,603
2.25% due 11/15/2027	20,000	20,927
2.38% due 05/15/2029	103,300	109,534
2.50% due 01/31/2024	2,095,000	2,178,064
2.63% due 07/31/2020	140,000	141,045
2.63% due 08/15/2020	835,000	841,524
2.63% due 12/15/2021	620,000	634,216
2.63% due 02/28/2023	1,060,000	1,097,638
2.63% due 02/15/2029	60,000	64,870
2.75% due 08/31/2023	1,180,000	1,233,423
2.75% due 02/15/2024	350,000	367,678
2.75% due 02/15/2028	30,000	32,565
2.88% due 04/30/2025	1,615,000	1,726,031
2.88% due 05/15/2028	1,240,000	1,360,173
2.88% due 08/15/2028	38,000	41,744
3.13% due 05/15/2021	2,165,000	2,215,150

		14,387,651

Total U.S. Government Treasuries (cost $21,367,527)		22,554,699

MUNICIPAL BONDS & NOTES — 0.7%
Chicago O’Hare International Airport Revenue Bonds Series B 6.40% due 01/01/2040	50,000	73,235
County of Cook, IL General Obligation Bonds 6.23% due 11/15/2034	160,000	215,174
County of Miami-Dade, FL Transit System Revenue Bonds 5.62% due 07/01/2040	25,000	33,570
County of Washoe NV Revenue Bonds 7.97% due 02/01/2040	40,000	63,946
Dallas/Fort Worth International Airport Revenue Bonds Series A 2.99% due 11/01/2038	60,000	60,217
Denver Schools Certificate Participation Series B 4.24% due 12/15/2037	25,000	28,295
Illinois Municipal Electric Agency Revenue Bonds 6.83% due 02/01/2035	95,000	125,333
Los Angeles County Public Works Financing Authority Revenue Bonds 7.49% due 08/01/2033	50,000	69,067
Metropolitan Transportation Authority 5.87% due 11/15/2039	10,000	13,169
Metropolitan Water Reclamation District of Greater Chicago General Obligation Bonds 5.72% due 12/01/2038	50,000	66,954
Miami Dade Co. Water & Sewer System Revenue Bonds Series C 3.49% due 10/01/2042	40,000	40,594
Municipal Electric Authority of Georgia Revenue Bonds 6.66% due 04/01/2057	50,000	72,515
New York State Dormitory Authority Revenue Bonds Series B 4.85% due 07/01/2048	100,000	113,625
Rutgers The State University of New Jersey Revenue Bonds 5.67% due 05/01/2040	50,000	65,562
San Jose Redevelopment Agency Successor Agency Tax Allocation Series A-T 3.38% due 08/01/2034	5,000	5,227
State of California General Obligation Bonds 7.63% due 03/01/2040	50,000	81,434
Texas A&M University Revenue Bonds Series B 3.33% due 05/15/2039	125,000	128,935
University of California Revenue Bonds 5.77% due 05/15/2043	20,000	27,376
Virginia Commonwealth University Health System Authority Revenue Bonds 4.96% due 01/01/2044	25,000	31,738
Western Minnesota Municipal Power Agency Revenue Bonds 3.16% due 01/01/2039	100,000	101,283

Total Municipal Bonds & Notes (cost $1,338,103)		1,417,249

FOREIGN GOVERNMENT OBLIGATIONS — 0.1%
Regional Authority — 0.1%
Province of Alberta, Canada Senior Notes 2.20% due 07/26/2022	75,000	75,962
Province of Manitoba, Canada Senior Notes 2.60% due 04/16/2024	86,000	89,115
Province of New Brunswick, Canada Senior Notes 3.63% due 02/24/2028	25,000	27,883

Province of Ontario, Canada Senior Notes 2.20% due 10/03/2022	75,000	76,012

Total Foreign Government Obligations (cost $260,925)		268,972

Total Long-Term Investment Securities (cost $188,711,712)		201,842,680

SHORT-TERM INVESTMENT SECURITIES — 0.5%
Registered Investment Companies — 0.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.75%(7)	947,286	947,286
T. Rowe Price Treasury Reserve Fund 1.83%(7)	102	102

Total Short-Term Investment Securities (cost $947,388)		947,388

TOTAL INVESTMENTS (cost $189,659,100)	100.2%	202,790,068
Liabilities in excess of other assets	(0.2)	(352,556)

NET ASSETS	100.0%	$202,437,512

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At October 31, 2019, the aggregate value of these securities was $4,424,350 representing 2.2% of net assets.

(1)	Securities classified as Level 3 (see Note 1).
(2)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of October 31, 2019, the Portfolio held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
ANT International Co., Ltd., Class C	06/07/2018	1,708	$9,582	$10,982	$6.43	0.01%

(3)	Commercial Mortgage Backed Security
(4)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(5)	Collateralized Mortgage Obligation
(6)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(7)	The rate shown is the 7-day yield as of October 31, 2019.

ADR — American Depositary Receipt

CDI — Chess Depositary Interest

CVA — Certification Van Aandelen (Dutch Cert.)

Euronext Amsterdam — Euronext Stock Exchange, Amsterdam

Euronext Paris — Euronext Stock Exchange, Paris

NASDAQ — National Association of Securities Dealers Automated Quotations

NYSE — New York Stock Exchange

RSP — Risparmio Shares-Savings Shares on the Italian Stock Exchange

SDR — Swedish Depositary Receipt

SIX — Swiss Stock Exchange

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at October 31, 2019 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML — 1 Month USD LIBOR

3 ML — 3 Month USD LIBOR

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
11	Long	U.S. Treasury 2 Year Notes	December 2019	$2,371,136	$2,371,617	$481
7	Short	U.S. Treasury Ultra 10 Year Notes	December 2019	995,534	994,766	768

						$1,249

						Unrealized
						(Depreciation)
1	Long	U.S. Treasury 5 Year Notes	December 2019	$119,228	$119,203	$(25)
10	Long	U.S. Treasury Long Bonds	December 2019	1,617,738	1,613,750	(3,988)
2	Short	U.S. Treasury Ultra Long Bond	December 2019	373,622	379,500	(5,878)

						$(9,891)

		Net Unrealized Appreciation (Depreciation)				$(8,642)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2019 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Diversified Financial Services	$—	$—	$10,982	$10,982
Other Industries	160,775,829	—	—	160,775,829
Convertible Preferred Securities:
Electric-Distribution	43,163	32,500	—	75,663
Other Industries	251,995	—	—	251,995
Asset Backed Securities	—	1,992,064	—	1,992,064
U.S. Corporate Bonds & Notes	—	11,327,614	—	11,327,614
Foreign Corporate Bonds & Notes	—	2,661,987	—	2,661,987
U.S. Government Agencies	—	505,626	—	505,626
U.S. Government Treasuries	—	22,554,699	—	22,554,699
Municipal Bonds & Notes	—	1,417,249	—	1,417,249
Foreign Government Obligations	—	268,972	—	268,972
Short-Term Investment Securities	947,388	—	—	947,388

Total Investments at Value	$162,018,375	$40,760,711	$10,982	$202,790,068

Other Financial Instruments:†
Futures Contracts	$1,249	$—	$—	$1,249

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$9,891	$—	$—	$9,891

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio. There were no Level 3 transfers during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2019 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 58.0%
Advertising Agencies — 0.1%
WPP PLC	161,274	$2,012,186

Advertising Services — 0.1%
Stroeer SE & Co. KGaA	14,872	1,197,562

Aerospace/Defense — 1.3%
Boeing Co.	42,572	14,470,648
Meggitt PLC	299,180	2,419,818
Northrop Grumman Corp.	10,794	3,804,669

		20,695,135

Aerospace/Defense-Equipment — 0.2%
L3Harris Technologies, Inc.	10,539	2,174,301
United Technologies Corp.	1,334	191,536

		2,365,837

Agricultural Biotech — 0.0%
Calyxt, Inc.†	557	2,551

Agricultural Chemicals — 0.1%
CF Industries Holdings, Inc.	25,739	1,167,264
Incitec Pivot, Ltd.	11,170	26,565
Yara International ASA	831	32,341

		1,226,170

Agricultural Operations — 0.0%
Bunge, Ltd.	1,498	80,892

Airlines — 0.1%
Alaska Air Group, Inc.	4,314	299,521
Delta Air Lines, Inc.	1,319	72,651
United Airlines Holdings, Inc.†	18,110	1,645,112

		2,017,284

Apparel Manufacturers — 0.4%
Burberry Group PLC	55,833	1,478,288
Kering SA	2,901	1,650,744
Moncler SpA	40,836	1,573,103
Samsonite International SA*	418,200	861,382
Tapestry, Inc.	8,404	217,328
VF Corp.	9,239	760,277

		6,541,122

Applications Software — 2.8%
Intuit, Inc.	18,738	4,825,035
Microsoft Corp.	202,409	29,019,378
salesforce.com, Inc.†	38,137	5,968,059
ServiceNow, Inc.†	14,940	3,694,065

		43,506,537

Athletic Footwear — 0.1%
NIKE, Inc., Class B	22,256	1,993,025

Audio/Video Products — 0.2%
Panasonic Corp.	135,700	1,152,175
Sony Corp.	24,100	1,478,493

		2,630,668

Auto-Cars/Light Trucks — 0.4%
Ferrari NV	5,436	870,412
Honda Motor Co., Ltd.	30,500	830,920
Suzuki Motor Corp.	32,300	1,536,486
Toyota Motor Corp.	50,700	3,540,878

		6,778,696

Auto-Heavy Duty Trucks — 0.1%
PACCAR, Inc.	14,147	1,076,021

Auto/Truck Parts & Equipment-Original — 0.6%
Aisin Seiki Co., Ltd.	24,700	997,240
Aptiv PLC	25,163	2,253,347
Autoliv, Inc. SDR	15,421	1,204,204
Garrett Motion, Inc.†	807	7,666
Magna International, Inc.	52,252	2,809,590
Stanley Electric Co., Ltd.	45,700	1,282,258

		8,554,305

Banks-Commercial — 1.4%
ABN AMRO Group NV CVA*	87,219	1,623,525
Australia & New Zealand Banking Group, Ltd.	86,940	1,602,584
Commerzbank AG	48,670	291,112
Danske Bank A/S	70,984	1,012,816
DBS Group Holdings, Ltd.	70,300	1,343,526
DNB ASA	136,247	2,475,696
Erste Group Bank AG	19,261	680,328
First Republic Bank	6,075	646,137
ING Groep NV	198,996	2,247,810
Intesa Sanpaolo SpA	478,827	1,199,444
National Bank of Canada	39,500	2,039,929
Standard Chartered PLC	138,669	1,259,171
Sumitomo Mitsui Trust Holdings, Inc.	32,100	1,181,865
SVB Financial Group†	1,910	423,027
Svenska Handelsbanken AB, Class A	217,858	2,180,904
United Overseas Bank, Ltd.	94,500	1,863,674

		22,071,548

Banks-Fiduciary — 0.0%
State Street Corp.	4,476	295,729

Banks-Super Regional — 0.8%
Fifth Third Bancorp	82,710	2,405,207
PNC Financial Services Group, Inc.	6,488	951,790
Wells Fargo & Co.	182,397	9,417,157

		12,774,154

Beverages-Non-alcoholic — 0.2%
Coca-Cola Co.	19,018	1,035,150
Keurig Dr Pepper, Inc.	10,530	296,525
Monster Beverage Corp.†	7,625	427,991
PepsiCo, Inc.	15,043	2,063,448

		3,823,114

Beverages-Wine/Spirits — 0.2%
Constellation Brands, Inc., Class A	124	23,601
Diageo PLC	58,642	2,403,815

		2,427,416

Brewery — 0.1%
Kirin Holdings Co., Ltd.	46,000	981,850

Building-Residential/Commercial — 0.1%
NVR, Inc.†	84	305,473
Persimmon PLC	46,390	1,368,279

		1,673,752

Cable/Satellite TV — 0.4%
Altice USA, Inc., Class A†	4,939	152,862
Charter Communications, Inc., Class A†	1,555	727,522
Comcast Corp., Class A	86,906	3,895,127
DISH Network Corp., Class A†	1,667	57,312
Liberty Broadband Corp., Class C†	6,890	813,502

		5,646,325

Casino Hotels — 0.1%
MGM Resorts International	11,920	339,720
Wynn Resorts, Ltd.	3,652	443,134

		782,854

Cellular Telecom — 0.2%
T-Mobile US, Inc.†	2,039	168,544
Telstra Corp., Ltd.	169,012	406,614
Vodafone Group PLC ADR	118,350	2,416,707

		2,991,865

Chemicals-Diversified — 0.7%
Asahi Kasei Corp.	166,100	1,863,415
BASF SE	23,480	1,786,755
Covestro AG*	23,675	1,136,723
Croda International PLC	1,037	64,692
Dow, Inc.	4,829	243,816
DuPont de Nemours, Inc.	21,957	1,447,186
Eastman Chemical Co.	5,791	440,348
Johnson Matthey PLC	46,046	1,831,123
Koninklijke DSM NV	563	66,716
Orion Engineered Carbons SA	676	11,194
PPG Industries, Inc.	13,111	1,640,448
Quaker Chemical Corp.	261	39,902
Symrise AG	376	36,182
Tosoh Corp.	17,300	239,980
Westlake Chemical Corp.	3,954	249,853

		11,098,333

Chemicals-Specialty — 0.1%
International Flavors & Fragrances, Inc.	1,188	144,948
SGL Carbon AG†	1,151	5,361
Umicore SA	35,383	1,458,934
Victrex PLC	923	26,255

		1,635,498

Coatings/Paint — 0.1%
Akzo Nobel NV	516	47,507
RPM International, Inc.	3,925	284,288
Sherwin-Williams Co.	1,976	1,130,904

		1,462,699

Commercial Services — 0.1%
Cintas Corp.	1,557	418,319
CoStar Group, Inc.†	955	524,792
TechnoPro Holdings, Inc.	12,200	759,181

		1,702,292

Commercial Services-Finance — 0.9%
Automatic Data Processing, Inc.	2,074	336,465
Equifax, Inc.	4,520	617,929
FleetCor Technologies, Inc.†	6,389	1,879,772
Global Payments, Inc.	26,977	4,563,969
IHS Markit, Ltd.†	5,194	363,684
PayPal Holdings, Inc.†	38,378	3,995,150
S&P Global, Inc.	5,545	1,430,554
TransUnion	4,687	387,240

		13,574,763

Computer Aided Design — 0.2%
Synopsys, Inc.†	17,800	2,416,350

Computer Services — 0.1%
Accenture PLC, Class A	6,860	1,271,981
Cognizant Technology Solutions Corp., Class A	9,381	571,678

		1,843,659

Computer Software — 0.1%
Splunk, Inc.†	11,873	1,424,285

Computers — 0.7%
Apple, Inc.	43,033	10,704,889

Consumer Products-Misc. — 0.0%
Kimberly-Clark Corp.	4,874	647,657

Containers-Metal/Glass — 0.0%
Ball Corp.	9,344	653,800
Vidrala SA	13	1,129

		654,929

Containers-Paper/Plastic — 0.2%
Amcor PLC CDI	112,846	1,083,620
Packaging Corp. of America	20,945	2,292,640
Sealed Air Corp.	3,463	144,649

		3,520,909

Cosmetics & Toiletries — 0.9%
L’Oreal SA	9,197	2,685,390
Pola Orbis Holdings, Inc.	21,600	492,446
Procter & Gamble Co.	33,061	4,116,425
Unilever PLC	108,076	6,471,328

		13,765,589

Cruise Lines — 0.1%
Royal Caribbean Cruises, Ltd.	13,436	1,462,240

Data Processing/Management — 0.7%
DocuSign, Inc.†	4,681	309,835
Fidelity National Information Services, Inc.	48,827	6,433,446
Fiserv, Inc.†	32,862	3,487,973

		10,231,254

Diagnostic Equipment — 1.0%
Danaher Corp.	60,647	8,358,370
Thermo Fisher Scientific, Inc.	25,588	7,727,064

		16,085,434

Dialysis Centers — 0.2%
Fresenius SE & Co. KGaA	44,519	2,339,852

Diamonds/Precious Stones — 0.0%
Alrosa PJSC†	49,530	57,469

Disposable Medical Products — 0.0%
Teleflex, Inc.	1,898	659,384

Diversified Banking Institutions — 1.7%
Bank of America Corp.	3,822	119,514
Barclays PLC ADR	33,600	289,968
BNP Paribas SA	48,666	2,540,714
Citigroup, Inc.	56,165	4,036,017
Goldman Sachs Group, Inc.	1,642	350,370
JPMorgan Chase & Co.	81,222	10,146,252
Lloyds Banking Group PLC	2,373,265	1,746,151
Macquarie Group, Ltd.	21,287	1,965,168
Mitsubishi UFJ Financial Group, Inc.	387,100	2,042,500

Morgan Stanley	64,342	2,962,949

		26,199,603

Diversified Financial Services — 0.0%
ANT International Co., Ltd., Class C†(1)(2)	57,396	369,056

Diversified Manufacturing Operations — 0.8%
General Electric Co.	627,221	6,259,666
Illinois Tool Works, Inc.	1,252	211,062
Siemens AG	40,477	4,666,985
Textron, Inc.	11,183	515,424

		11,653,137

Diversified Minerals — 0.2%
BHP Group PLC	82,420	1,745,357
BHP Group, Ltd.	48,460	1,200,942
Lundin Mining Corp.	9,982	50,399
Sumitomo Metal Mining Co., Ltd.	3,000	101,565
Teck Resources, Ltd., Class B	6,342	100,394

		3,198,657

Diversified Operations — 0.1%
CK Hutchison Holdings, Ltd.	210,500	1,947,594

E-Commerce/Products — 2.4%
Alibaba Group Holding, Ltd. ADR†	53,658	9,479,759
Amazon.com, Inc.†	14,425	25,628,320
ASOS PLC†	31,524	1,441,462

		36,549,541

E-Commerce/Services — 0.4%
Booking Holdings, Inc.†	2,509	5,140,364
IAC/InterActiveCorp†	4,664	1,059,894
Match Group, Inc.	4,148	302,763
Trip.com Group, Ltd. ADR	8,986	296,448

		6,799,469

E-Marketing/Info — 0.1%
CyberAgent, Inc.	29,600	967,571

E-Services/Consulting — 0.0%
CDW Corp.	1,841	235,482

Electric Products-Misc. — 0.1%
Legrand SA	15,932	1,243,471

Electric-Distribution — 0.6%
CenterPoint Energy, Inc.	51,825	1,506,553
Sempra Energy	48,293	6,978,821

		8,485,374

Electric-Generation — 0.3%
Electric Power Development Co., Ltd.	53,800	1,312,244
Engie SA	162,728	2,721,450

		4,033,694

Electric-Integrated — 1.4%
Alliant Energy Corp.	603	32,164
American Electric Power Co., Inc.	616	58,144
Edison International	47,212	2,969,635
Entergy Corp.	38,316	4,654,628
Evergy, Inc.	512	32,722
Eversource Energy	7,367	616,912
NextEra Energy, Inc.	42,923	10,230,268
Southern Co.	50,027	3,134,692
Xcel Energy, Inc.	800	50,808

		21,779,973

Electronic Components-Misc. — 0.2%
Murata Manufacturing Co., Ltd.	26,200	1,422,452
Omron Corp.	21,900	1,297,898

		2,720,350

Electronic Components-Semiconductors — 1.4%
Broadcom, Inc.	16,659	4,878,588
Hamamatsu Photonics KK	27,700	1,085,017
Marvell Technology Group, Ltd.	41,230	1,005,600
Microchip Technology, Inc.	6,777	639,003
Micron Technology, Inc.†	77,062	3,664,298
NVIDIA Corp.	23,726	4,769,401
Samsung Electronics Co., Ltd.	78,923	3,418,900
Texas Instruments, Inc.	16,029	1,891,262
Xilinx, Inc.	2,614	237,194

		21,589,263

Electronic Connectors — 0.1%
Amphenol Corp., Class A	10,660	1,069,518
TE Connectivity, Ltd.	11,467	1,026,296

		2,095,814

Electronic Measurement Instruments — 0.3%
Agilent Technologies, Inc.	8,862	671,296
FLIR Systems, Inc.	2,336	120,444
Fortive Corp.	20,674	1,426,506
Keysight Technologies, Inc.†	22,960	2,316,894

		4,535,140

Engineering/R&D Services — 0.2%
Jacobs Engineering Group, Inc.	25,481	2,384,512

Engines-Internal Combustion — 0.0%
Cummins, Inc.	1,133	195,420

Enterprise Software/Service — 0.2%
Atlassian Corp. PLC, Class A†	2,091	252,572
Oracle Corp.	10,505	572,417
Paycom Software, Inc.†	1,475	312,007
Veeva Systems, Inc., Class A†	1,244	176,437
Workday, Inc., Class A†	13,078	2,120,728

		3,434,161

Entertainment Software — 0.1%
Activision Blizzard, Inc.	3,953	221,486
Electronic Arts, Inc.†	14,944	1,440,602

		1,662,088

Finance-Auto Loans — 0.0%
Ally Financial, Inc.	14,421	441,715

Finance-Credit Card — 1.4%
American Express Co.	8,048	943,870
Capital One Financial Corp.	7,336	684,082
Mastercard, Inc., Class A	33,035	9,144,418

Visa, Inc., Class A	60,952	10,901,875

		21,674,245

Finance-Investment Banker/Broker — 0.2%
Charles Schwab Corp.	34,683	1,411,945
Close Brothers Group PLC	16,681	298,835
E*TRADE Financial Corp.	5,732	239,540
TD Ameritrade Holding Corp.	37,860	1,453,067

		3,403,387

Finance-Leasing Companies — 0.1%
Mitsubishi UFJ Lease & Finance Co., Ltd.	157,000	972,618

Finance-Other Services — 0.5%
Cboe Global Markets, Inc.	4,567	525,890
CME Group, Inc.	6,738	1,386,343
Intercontinental Exchange, Inc.	57,693	5,441,604

		7,353,837

Food-Catering — 0.1%
Compass Group PLC	68,063	1,812,681

Food-Meat Products — 0.4%
Tyson Foods, Inc., Class A	71,831	5,946,888

Food-Misc./Diversified — 0.9%
Campbell Soup Co.	6,565	304,025
Conagra Brands, Inc.	62,623	1,693,952
Mondelez International, Inc., Class A	19,591	1,027,548
Nestle SA	84,010	8,969,015
Wilmar International, Ltd.	443,000	1,221,103

		13,215,643

Food-Retail — 0.1%
Seven & i Holdings Co., Ltd.	53,100	2,016,020

Forestry — 0.0%
West Fraser Timber Co., Ltd.	1,187	54,884

Garden Products — 0.0%
Toro Co.	572	44,118

Gas-Distribution — 0.3%
Atmos Energy Corp.	3,565	400,991
Beijing Enterprises Holdings, Ltd.	175,000	825,203
National Grid PLC	135,377	1,580,526
NiSource, Inc.	55,174	1,547,079

		4,353,799

Gold Mining — 0.1%
Agnico Eagle Mines, Ltd.	1,994	122,553
Alacer Gold Corp.†	3,194	15,811
Alamos Gold, Inc., Class A	1,445	7,866
AngloGold Ashanti, Ltd.	3,537	77,336
B2Gold Corp.†	3,353	11,787
Barrick Gold Corp.	15,441	268,233
Centamin PLC	16,861	25,346
Centerra Gold, Inc.†	783	6,676
Cia de Minas Buenaventura SAA ADR	2,600	39,884
Detour Gold Corp.†	567	9,415
Evolution Mining, Ltd.	10,041	28,587
Franco-Nevada Corp.	2,352	228,218
Gold Fields, Ltd.	7,129	43,848
Kinross Gold Corp.†	10,691	51,949
Kirkland Lake Gold, Ltd.	4,797	225,264
Newcrest Mining, Ltd.	6,297	135,868
Newmont Goldcorp Corp.	1,194	47,276
Newmont Goldcorp Corp.	5,872	233,295
Northern Star Resources, Ltd.	13,374	90,258
Osisko Gold Royalties, Ltd.	324	3,188
Regis Resources, Ltd.	2,867	9,684
Sandstorm Gold, Ltd.†	4,400	31,402
Saracen Mineral Holdings, Ltd.†	30,441	78,692
SEMAFO, Inc.†	13,269	42,816
Torex Gold Resources, Inc.†	600	8,779

		1,844,031

Hotels/Motels — 0.2%
Hilton Worldwide Holdings, Inc.	15,776	1,529,641
Marriott International, Inc., Class A	11,558	1,462,665

		2,992,306

Human Resources — 0.1%
Recruit Holdings Co., Ltd.	52,700	1,762,197

Import/Export — 0.3%
Mitsubishi Corp.	74,100	1,896,587
Sumitomo Corp.	175,200	2,860,242

		4,756,829

Industrial Automated/Robotic — 0.2%
SMC Corp.	2,500	1,092,462
THK Co., Ltd.	60,200	1,758,783

		2,851,245

Industrial Gases — 0.6%
Air Liquide SA	13,665	1,815,152
Air Products & Chemicals, Inc.	6,425	1,370,195
Linde PLC	27,611	5,476,642

		8,661,989

Instruments-Controls — 0.3%
ABB, Ltd.	91,022	1,909,017
Honeywell International, Inc.	18,024	3,113,285

		5,022,302

Insurance Brokers — 0.5%
Marsh & McLennan Cos., Inc.	34,522	3,577,170
Willis Towers Watson PLC	23,874	4,462,050

		8,039,220

Insurance-Life/Health — 0.6%
AIA Group, Ltd.	127,000	1,271,467
Aviva PLC	234,428	1,260,823
AXA Equitable Holdings, Inc.	65,359	1,411,754
Challenger, Ltd.	226,272	1,241,605
Prudential PLC	76,084	1,329,020
Sun Life Financial, Inc.	58,997	2,646,825

		9,161,494

Insurance-Multi-line — 1.6%
AXA SA	136,878	3,615,752
Chubb, Ltd.	83,454	12,720,059
Direct Line Insurance Group PLC	409,075	1,441,845
MetLife, Inc.	14,656	685,754

Ping An Insurance Group Co. of China, Ltd.	191,000	2,212,017
Storebrand ASA	208,810	1,475,906
Voya Financial, Inc.	7,093	382,738
Zurich Insurance Group AG	6,217	2,429,451

		24,963,522

Insurance-Property/Casualty — 0.5%
Berkshire Hathaway, Inc., Class B†	11,610	2,468,054
PICC Property & Casualty Co., Ltd.	1,308,000	1,660,883
Progressive Corp.	5,992	417,642
RSA Insurance Group PLC	152,005	1,028,210
Tokio Marine Holdings, Inc.	48,000	2,608,242

		8,183,031

Insurance-Reinsurance — 0.2%
Muenchener Rueckversicherungs-Gesellschaft AG	11,678	3,243,093

Internet Content-Entertainment — 1.4%
Facebook, Inc., Class A†	88,357	16,933,619
Netflix, Inc.†	13,932	4,004,196
YY, Inc. ADR†	16,848	957,641

		21,895,456

Internet Content-Information/News — 0.4%
Tencent Holdings, Ltd.	131,400	5,379,452

Internet Security — 0.1%
NortonLifelock, Inc.	51,567	1,179,853

Investment Companies — 0.1%
Melrose Industries PLC	642,432	1,773,364

Investment Management/Advisor Services — 0.0%
Ameriprise Financial, Inc.	816	123,126
GAM Holding AG†	44,950	149,818
Raymond James Financial, Inc.	3,249	271,259

		544,203

Machinery-Construction & Mining — 0.0%
Caterpillar, Inc.	3,601	496,218
Epiroc AB, Class B	3,123	33,961
Sandvik AB	2,487	43,876

		574,055

Machinery-Electrical — 0.2%
Mitsubishi Electric Corp.	204,600	2,948,976

Machinery-Farming — 0.1%
AGCO Corp.	326	25,001
Deere & Co.	9,348	1,627,861

		1,652,862

Machinery-General Industrial — 0.3%
Roper Technologies, Inc.	12,504	4,213,348
Wabtec Corp.	5,688	394,576

		4,607,924

Machinery-Pumps — 0.0%
Flowserve Corp.	11,084	541,342
Weir Group PLC	1,554	27,105
Xylem, Inc.	449	34,434

		602,881

Medical Instruments — 0.9%
Alcon, Inc.†	12,896	761,603
Alcon, Inc.†	23,182	1,373,997
Boston Scientific Corp.†	51,452	2,145,548
Elekta AB, Series B	88,633	1,234,622
Intuitive Surgical, Inc.†	8,122	4,491,060
Medtronic PLC	31,253	3,403,452

		13,410,282

Medical Products — 1.5%
Abbott Laboratories	11,856	991,280
Becton Dickinson and Co.	28,836	7,382,016
Cooper Cos., Inc.	403	117,273
GN Store Nord A/S	25,503	1,120,810
Hologic, Inc.†	6,947	335,610
Koninklijke Philips NV	107,267	4,698,061
Siemens Healthineers AG*	37,588	1,597,014
Stryker Corp.	30,928	6,688,798
Zimmer Biomet Holdings, Inc.	5,504	760,818

		23,691,680

Medical-Biomedical/Gene — 0.6%
Alexion Pharmaceuticals, Inc.†	10,124	1,067,070
Amgen, Inc.	5,399	1,151,337
Biogen, Inc.†	2,579	770,373
BioMarin Pharmaceutical, Inc.†	1,247	91,293
CSL, Ltd.	5,045	890,413
Exact Sciences Corp.†	1,519	132,153
Gilead Sciences, Inc.	6,914	440,491
Incyte Corp.†	1,290	108,257
Regeneron Pharmaceuticals, Inc.†	243	74,426
Seattle Genetics, Inc.†	995	106,863
Vertex Pharmaceuticals, Inc.†	21,395	4,182,294

		9,014,970

Medical-Drugs — 2.9%
AbbVie, Inc.	44,669	3,553,419
Allergan PLC	1,859	327,388
Ascendis Pharma A/S ADR†	4,000	442,320
Astellas Pharma, Inc.	266,200	4,581,283
Bayer AG	45,120	3,501,427
Bristol-Myers Squibb Co.	3,630	208,253
Eli Lilly & Co.	2,900	330,455
GlaxoSmithKline PLC ADR	63,705	2,917,689
Johnson & Johnson	42,917	5,666,761
Merck & Co., Inc.	35,110	3,042,633
Novartis AG	58,160	5,075,514
Novartis AG ADR	382	33,402
Novo Nordisk A/S, Class B	24,428	1,334,117
Otsuka Holdings Co., Ltd.	37,000	1,554,829
Pfizer, Inc.	53,211	2,041,706
Roche Holding AG	18,019	5,421,226
Sanofi	34,376	3,167,613
Takeda Pharmaceutical Co., Ltd. ADR	37,350	671,179
Zoetis, Inc.	6,818	872,159

		44,743,373

Medical-HMO — 0.7%
Anthem, Inc.	12,261	3,299,190
Centene Corp.†	22,645	1,201,997
UnitedHealth Group, Inc.	21,735	5,492,434

WellCare Health Plans, Inc.†	3,437	1,019,414

		11,013,035

Medical-Hospitals — 0.1%
HCA Healthcare, Inc.	7,391	986,994

Medical-Wholesale Drug Distribution — 0.0%
AmerisourceBergen Corp.	797	68,048
McKesson Corp.	3,051	405,783

		473,831

Metal-Aluminum — 0.0%
Alumina, Ltd.	42,232	66,086
Norsk Hydro ASA	11,727	41,380

		107,466

Metal-Copper — 0.1%
Antofagasta PLC	136,051	1,528,299
First Quantum Minerals, Ltd.	3,547	29,973
Freeport-McMoRan, Inc.	9,128	89,637
Southern Copper Corp.	1,763	62,728

		1,710,637

Metal-Diversified — 0.2%
Anglo American PLC	4,258	109,297
Boliden AB	7,352	197,702
Glencore PLC	47,831	144,145
Mitsui Mining & Smelting Co., Ltd.	23,200	658,468
MMC Norilsk Nickel OJSC	369	102,777
Rio Tinto PLC	10,361	538,724
Rio Tinto, Ltd.	12,867	806,093
South32, Ltd.	541,632	952,104

		3,509,310

Metal-Iron — 0.0%
Fortescue Metals Group, Ltd.	11,014	67,649
Vale SA†	21,519	253,260

		320,909

Miscellaneous Manufacturing — 0.1%
Knorr-Bremse AG	10,424	1,052,026

Multimedia — 0.2%
Walt Disney Co.	21,116	2,743,391

Networking Products — 0.3%
Cisco Systems, Inc.	52,576	2,497,886
Telefonaktiebolaget LM Ericsson, Class B	201,226	1,758,073

		4,255,959

Non-Ferrous Metals — 0.1%
Grupo Mexico SAB de CV, Class B	16,200	42,773
Independence Group NL	305,682	1,342,298
Industrias Penoles SAB de CV	2,695	32,097

		1,417,168

Non-Hazardous Waste Disposal — 0.1%
Waste Connections, Inc.	14,433	1,333,609

Office Supplies & Forms — 0.0%
Avery Dennison Corp.	3,120	398,923

Oil Companies-Exploration & Production — 0.3%
Cabot Oil & Gas Corp.	7,451	138,887
Cairn Energy PLC†	9,827	22,633
Concho Resources, Inc.	10,842	732,052
ConocoPhillips	9,349	516,065
Continental Resources, Inc.†	1,848	54,461
Devon Energy Corp.	1,989	40,337
Diamondback Energy, Inc.	904	77,527
EOG Resources, Inc.	10,020	694,486
Hess Corp.	3,611	237,423
Jagged Peak Energy, Inc.†	2,849	20,199
Kelt Exploration, Ltd.†	3,046	6,660
Kosmos Energy, Ltd.	6,350	39,370
Lundin Petroleum AB	1,904	62,864
Magnolia Oil & Gas Corp., Class A†	2,383	23,401
Occidental Petroleum Corp.	36,577	1,481,369
Pioneer Natural Resources Co.	7,138	878,117
Seven Generations Energy, Ltd., Class A†	3,797	21,275
Venture Global LNG, Inc., Series C†(1)(2)	3	15,600
WPX Energy, Inc.†	2,691	26,856

		5,089,582

Oil Companies-Integrated — 0.9%
BP PLC	24,570	155,728
BP PLC ADR	30,261	1,147,195
Chevron Corp.	6,073	705,318
Equinor ASA	118,619	2,194,080
Exxon Mobil Corp.	30,865	2,085,548
Galp Energia SGPS SA	4,294	68,388
Royal Dutch Shell PLC, Class B ADR	43,370	2,528,037
Suncor Energy, Inc.	1,261	37,439
TOTAL SA	77,464	4,072,256
TOTAL SA ADR	19,984	1,051,758

		14,045,747

Oil Field Machinery & Equipment — 0.0%
Dril-Quip, Inc.†	506	20,756
Schoeller-Bleckmann Oilfield Equipment AG	180	10,279

		31,035

Oil Refining & Marketing — 0.2%
DCC PLC	17,326	1,623,993
Marathon Petroleum Corp.	16,696	1,067,709
Phillips 66	6,346	741,340
Valero Energy Corp.	702	68,080

		3,501,122

Oil-Field Services — 0.1%
Halliburton Co.	26,631	512,647
Schlumberger, Ltd.	9,516	311,078
Worley, Ltd.	141,994	1,337,089

		2,160,814

Paper & Related Products — 0.1%
International Paper Co.	4,994	218,138
Mondi PLC	1,709	35,365
Stora Enso Oyj, Class R	130,383	1,690,462

		1,943,965

Pharmacy Services — 0.4%
Cigna Corp.	25,682	4,583,210

CVS Health Corp.	12,771	847,866

		5,431,076

Photo Equipment & Supplies — 0.1%
Largan Precision Co., Ltd.	7,000	1,027,907

Pipelines — 0.3%
Enbridge, Inc.	1,184	43,109
Targa Resources Corp.	9,577	372,354
TC Energy Corp.	78,947	3,973,403

		4,388,866

Platinum — 0.0%
Anglo American Platinum, Ltd.	1,023	76,345
Impala Platinum Holdings, Ltd.†	8,889	61,092

		137,437

Poultry — 0.0%
Sanderson Farms, Inc.	380	58,828

Power Converter/Supply Equipment — 0.0%
Schneider Electric SE	303	28,137

Precious Metals — 0.0%
Wheaton Precious Metals Corp.	2,798	78,432

Private Equity — 0.0%
KKR & Co, Inc. Class A	7,155	206,279

Real Estate Investment Trusts — 1.5%
Acadia Realty Trust	4,091	114,466
Alexander & Baldwin, Inc.	2,229	52,404
Alexandria Real Estate Equities, Inc.	1,273	202,089
Allied Properties Real Estate Investment Trust	1,150	46,782
American Campus Communities, Inc.	3,352	167,533
American Tower Corp.	2,763	602,555
AvalonBay Communities, Inc.	7,184	1,563,669
Boston Properties, Inc.	545	74,774
Camden Property Trust	1,650	188,711
Canadian Apartment Properties REIT	1,337	55,669
CapitaLand Mall Trust	31,600	58,998
Charter Hall Retail REIT	4,814	14,635
Concentradora Fibra Danhos SA de CV	22,910	34,538
Crown Castle International Corp.	19,562	2,715,010
CubeSmart	5,085	161,195
CyrusOne, Inc.	466	33,217
Derwent London PLC	1,695	77,944
Dexus	5,590	46,126
Digital Realty Trust, Inc.	868	110,271
Douglas Emmett, Inc.	4,942	214,087
EastGroup Properties, Inc.	486	65,100
EPR Properties	109	8,479
Equinix, Inc.	653	370,107
Equity LifeStyle Properties, Inc.	1,240	86,726
Equity Residential	9,260	820,992
Essex Property Trust, Inc.	949	310,446
Federal Realty Investment Trust	937	127,441
First Industrial Realty Trust, Inc.	1,219	51,332
Gecina SA	292	50,088
Goodman Group	6,925	68,694
Great Portland Estates PLC	121,142	1,235,912
Healthcare Realty Trust, Inc.	5,997	208,516
Healthcare Trust of America, Inc., Class A	5,534	171,554
Highwoods Properties, Inc.	1,190	55,692
Hoshino Resorts REIT, Inc.	6	32,781
Host Hotels & Resorts, Inc.	4,601	75,410
Hudson Pacific Properties, Inc.	1,947	69,936
Inmobiliaria Colonial Socimi SA	5,229	67,533
JBG SMITH Properties	5,884	236,890
Kilroy Realty Corp.	1,241	104,157
Macerich Co.	5,285	145,338
Mapletree Industrial Trust	21,200	39,737
Mitsui Fudosan Logistics Park, Inc.	19	79,262
National Retail Properties, Inc.	245	14,433
Nippon Accommodations Fund, Inc.	16	100,750
Nippon Prologis REIT, Inc.	28	78,304
Paramount Group, Inc.	1,295	17,444
Pebblebrook Hotel Trust	644	16,557
Prologis, Inc.	64,471	5,657,975
PS Business Parks, Inc.	243	43,874
Public Storage	5,940	1,323,788
Rayonier, Inc.	1,939	52,314
Realty Income Corp.	442	36,151
Regency Centers Corp.	5,566	374,258
Rexford Industrial Realty, Inc.	1,279	61,507
Scentre Group	395,659	1,044,623
Shaftesbury PLC	3,275	40,089
Simon Property Group, Inc.	2,543	383,179
SL Green Realty Corp.	4,521	377,956
Spirit Realty Capital, Inc.	201	10,018
Sunstone Hotel Investors, Inc.	7,883	106,499
Terreno Realty Corp.	2,754	155,353
Unibail-Rodamco-Westfield (Euronext Amsterdam)	6,327	978,384
Unibail-Rodamco-Westfield (Euronext Paris)	68	10,519
UNITE Group PLC	3,018	43,980
Urban Edge Properties	3,147	66,433
VEREIT, Inc.	1,455	14,317
Vornado Realty Trust	4,017	263,636
Weyerhaeuser Co.	18,032	526,715
WP Carey, Inc.	703	64,718

		22,880,570

Real Estate Management/Services — 0.1%
Deutsche Wohnen SE	29,468	1,108,230
Hufvudstaden AB, Class A	2,400	40,142
Mitsubishi Estate Co., Ltd.	4,500	87,820

		1,236,192

Real Estate Operations & Development — 0.2%
ADO Properties SA*	671	27,315
Grainger PLC	7,492	24,922
Hang Lung Properties, Ltd.	28,000	61,675
Hongkong Land Holdings, Ltd.	8,700	47,850
Kojamo Oyj	3,881	65,360
Mitsui Fudosan Co., Ltd.	82,100	2,114,271
PSP Swiss Property AG	718	94,981
Shimao Property Holdings, Ltd.	11,500	38,671
Shurgard Self Storage SA	952	32,225

Sun Hung Kai Properties, Ltd.	7,500	113,802

		2,621,072

Rental Auto/Equipment — 0.1%
Element Fleet Management Corp.	216,533	1,841,295

Retail-Apparel/Shoe — 0.3%
Burlington Stores, Inc.†	1,059	203,508
Lululemon Athletica, Inc.†	2,059	420,592
Ross Stores, Inc.	29,199	3,202,254
Zalando SE†*	22,192	961,566

		4,787,920

Retail-Auto Parts — 0.1%
AutoZone, Inc.†	299	342,170
O’Reilly Automotive, Inc.†	1,548	674,169

		1,016,339

Retail-Building Products — 0.3%
Home Depot, Inc.	7,852	1,841,922
Kingfisher PLC	543,412	1,458,499
Lowe’s Cos., Inc.	4,952	552,693

		3,853,114

Retail-Discount — 0.8%
Costco Wholesale Corp.	3,765	1,118,619
Dollar General Corp.	20,528	3,291,459
Dollar Tree, Inc.†	52,282	5,771,933
Walmart, Inc.	23,061	2,704,133

		12,886,144

Retail-Drug Store — 0.1%
Welcia Holdings Co., Ltd.	16,700	966,525

Retail-Major Department Stores — 0.0%
TJX Cos., Inc.	12,330	710,825

Retail-Perfume & Cosmetics — 0.0%
Ulta Beauty, Inc.†	707	164,837

Retail-Restaurants — 0.3%
Darden Restaurants, Inc.	1,167	131,019
McDonald’s Corp.	8,344	1,641,265
Restaurant Brands International, Inc.	13,938	912,103
Starbucks Corp.	4,530	383,057
Yum! Brands, Inc.	12,579	1,279,410

		4,346,854

Rubber-Tires — 0.0%
Sumitomo Rubber Industries, Ltd.	53,100	709,541

Satellite Telecom — 0.1%
Eutelsat Communications SA	66,709	1,264,809

Semiconductor Components-Integrated Circuits — 0.9%
Analog Devices, Inc.	3,755	400,396
Maxim Integrated Products, Inc.	11,246	659,690
NXP Semiconductors NV	45,931	5,221,436
QUALCOMM, Inc.	31,719	2,551,476
Renesas Electronics Corp.†	100,400	687,990
Taiwan Semiconductor Manufacturing Co., Ltd.	427,000	4,187,168

		13,708,156

Semiconductor Equipment — 0.7%
Applied Materials, Inc.	49,681	2,695,691
ASML Holding NV (Euronext Amsterdam)	8,963	2,349,161
ASML Holding NV (NASDAQ)	5,583	1,462,579
KLA Corp.	7,419	1,254,108
Lam Research Corp.	3,032	821,793
Tokyo Electron, Ltd.	8,000	1,635,337

		10,218,669

Shipbuilding — 0.0%
Wartsila Oyj Abp	2,852	30,097

Silver Mining — 0.0%
Fresnillo PLC	4,248	39,069

Software Tools — 0.1%
VMware, Inc., Class A	14,235	2,252,973

Steel Pipe & Tube — 0.0%
Tenaris SA	3,289	33,212
Valmont Industries, Inc.	141	19,344

		52,556

Steel-Producers — 0.0%
ArcelorMittal	4,936	72,833
BlueScope Steel, Ltd.	4,936	45,357
China Steel Corp.	76,000	58,547
Gerdau SA (Preference Shares)	7,175	24,027
JFE Holdings, Inc.	3,200	40,507
Nippon Steel Corp.	5,800	85,477
Nucor Corp.	1,938	104,361
POSCO	512	93,075
Steel Dynamics, Inc.	1,758	53,373
thyssenkrupp AG	2,711	38,687
voestalpine AG	751	18,804

		635,048

Telecommunication Equipment — 0.0%
Juniper Networks, Inc.	7,401	183,693

Telephone-Integrated — 0.9%
AT&T, Inc.	97,571	3,755,508
KT Corp.	30,886	703,493
Nippon Telegraph & Telephone Corp.	100,300	4,993,173
SoftBank Group Corp.	25,000	969,997
Telecom Italia SpA (RSP)	1,236,077	715,216
Telefonica Deutschland Holding AG	439,733	1,395,285
Verizon Communications, Inc.	21,480	1,298,896

		13,831,568

Tobacco — 0.2%
Altria Group, Inc.	16,689	747,500
Philip Morris International, Inc.	20,624	1,679,619

		2,427,119

Tools-Hand Held — 0.0%
Snap-on, Inc.	1,246	202,687

Transport-Rail — 0.4%
Canadian Pacific Railway, Ltd.	2,612	593,734
Central Japan Railway Co.	7,500	1,548,407
Kansas City Southern	2,566	361,241
Norfolk Southern Corp.	6,315	1,149,330

Union Pacific Corp.	15,438	2,554,372

		6,207,084

Transport-Services — 0.3%
United Parcel Service, Inc., Class B	38,546	4,439,343

Transport-Truck — 0.0%
JB Hunt Transport Services, Inc.	5,917	695,603

Veterinary Diagnostics — 0.1%
Elanco Animal Health, Inc.†	64,229	1,735,468

Water — 0.0%
American Water Works Co., Inc.	1,597	196,862
Aqua America, Inc.	4,790	217,131

		413,993

Web Hosting/Design — 0.0%
VeriSign, Inc.†	1,295	246,076

Web Portals/ISP — 1.5%
Alphabet, Inc., Class A†	4,117	5,182,479
Alphabet, Inc., Class C†	12,110	15,259,932
Baidu, Inc. ADR†	5,808	591,545
NAVER Corp.	5,738	808,829
Z Holdings Corp.	225,300	696,826

		22,539,611

Wire & Cable Products — 0.1%
Prysmian SpA	58,689	1,355,590

Wireless Equipment — 0.2%
Motorola Solutions, Inc.	15,781	2,624,696

Total Common Stocks (cost $773,169,220)		896,881,499

CONVERTIBLE PREFERRED SECURITIES — 0.2%
Chemicals-Specialty — 0.0%
International Flavors & Fragrances, Inc.	278	13,002

E-Commerce/Services — 0.0%
Farmers Business Network, Inc., Series C(1)(2)	563	13,123

Electric-Distribution — 0.1%
Sempra Energy Series B 6.75%	1,663	193,024
Sempra Energy Series A 6.00%	3,959	459,363

		652,387

Electric-Integrated — 0.1%
Southern Co. 6.75%	15,561	827,223

Electronic Components-Semiconductors — 0.0%
Broadcom, Inc. 8.00%	452	489,525

Electronic Measurement Instruments — 0.0%
Fortive Corp. Series A 5.00%	238	214,331

Medical Products — 0.0%
Becton Dickinson and Co. Series A 6.13%	6,259	386,055

Total Convertible Preferred Securities (cost $2,410,777)		2,595,646

PREFERRED SECURITIES — 0.0%
Pipelines — 0.0%
Crestwood Equity Partners LP 9.25% (cost $498,288)	53,000	487,070

ASSET BACKED SECURITIES — 2.1%
Diversified Financial Services — 2.1%
Allegro CLO III, Ltd. FRS Series 2015-1A, Class AR 2.78% (3 ML+0.84%) due 07/25/2027*(3)	$557,054	555,276
American Express Credit Account Master Trust FRS Series 2017-5, Class B 2.49% (1 ML+0.58%) due 02/18/2025	320,000	320,178
AmeriCredit Automobile Receivables Trust Series 2017-1, Class A3 1.87% due 08/18/2021	20,806	20,801
AmeriCredit Automobile Receivables Trust Series 2016-3, Class D 2.71% due 09/08/2022	475,000	478,023
Atrium Hotel Portfolio Trust FRS Series 2017-ATRM, Class A 2.84% (1 ML+0.93%) due 12/15/2036*(4)	680,000	679,783
Avis Budget Rental Car Funding AESOP LLC Series 2019-2A, Class B 3.55% due 09/22/2025*	425,000	442,421
BFLD Trust FRS Series 2019-DPLO, Class C 3.45% (1 ML+1.54%) due 10/15/2034*(4)	650,000	649,594
BMW Vehicle Lease Trust Series 2017-2, Class A3 2.07% due 10/20/2020	100,672	100,674

Cantor Commercial Real Estate Lending VRS Series 2019-CF1, Class 65A 4.41% due 05/15/2052*(4)(5)	280,000	296,760
CarMax Auto Owner Trust Series 2016-1, Class A4 1.88% due 06/15/2021	8,250	8,245
CarMax Auto Owner Trust Series 2017-4, Class A3 2.11% due 10/17/2022	123,999	124,169
CD Commercial Mtg. Trust VRS Series 2016-CD2, Class A4 3.53% due 11/10/2049(4)(5)	520,000	559,820
CGGS Commercial Mtg. Trust FRS Series 2018-WSS, Class A 2.82% (1 ML+0.90%) due 02/15/2037*(4)	705,000	702,998
CIFC Funding, Ltd. FRS Series 2015-5A, Class A1R 2.80% (3 ML+0.86%) due 10/25/2027*(3)	660,000	657,363
Citigroup Commercial Mtg. Trust Series 2016-GC36, Class A5 3.62% due 02/10/2049(4)	250,000	269,260
Citigroup Commercial Mtg. Trust Series 2015-GC33, Class A4 3.78% due 09/10/2058(4)	50,000	54,002
CNH Equipment Trust Series 2016-C, Class A3 1.44% due 12/15/2021	37,894	37,811
CNH Equipment Trust Series 2016-A, Class A4 1.79% due 09/15/2021	25,000	24,969
CNH Equipment Trust Series 2017-C, Class A3 2.08% due 02/15/2023	245,712	245,962
CNH Equipment Trust Series 2019-C, Class B 2.35% due 04/15/2027	800,000	802,387
COLT Mtg. Loan Trust VRS Series 2018-1, Class A1 2.93% due 02/25/2048*(5)(6)	91,138	91,206
COMM Mtg. Trust Series 2017-PANW, Class A 3.24% due 10/10/2029*(4)	645,000	672,523
COMM Mtg. Trust Series 2015-CR26, Class A4 3.63% due 10/10/2048(4)	345,000	369,812
COMM Mtg. Trust Series 2015-CR24, Class A6 3.70% due 08/10/2048(4)	250,000	268,913
COMM Mtg. Trust Series 2015-PC1, Class A5 3.90% due 07/10/2050(4)	165,000	178,006
CSAIL Commercial Mtg. Trust Series 2016-C6, Class A5 3.09% due 01/15/2049(4)	245,000	255,268
Deephaven Residential Mtg. Trust VRS Series 2018-1A, Class A1 2.98% due 12/25/2057*(5)(6)	165,896	165,980
Deephaven Residential Mtg. Trust VRS Series 2019-2A, Class A1 3.56% due 04/25/2059*(5)(6)	381,788	384,832
Driven Brands Funding LLC Series 2019-1A, Class A2 4.64% due 04/20/2049*	392,038	415,085
Elara HGV Timeshare Issuer Series 2017-A, Class A 2.69% due 03/25/2030*	121,974	123,068
Enterprise Fleet Financing LLC Series 2017-1, Class A2 2.13% due 07/20/2022*	30,016	30,019
Galton Funding Mtg. Trust VRS Series 2018-1, Class A23 3.50% due 11/25/2057*(5)(6)	228,973	230,872
GM Financial Consumer Automobile Receivables Trust Series 2018-2, Class A3 2.81% due 12/16/2022	515,000	520,020
GMF Floorplan Owner Revolving Trust Series 2017-1, Class A1 2.22% due 01/18/2022*	390,000	390,089
GreatAmerica Leasing Receivables Funding LLC Series 2017-1, Class A3 2.06% due 06/22/2020*	16,617	16,615
GreatAmerica Leasing Receivables Funding LLC Series 2018-1, Class A3 2.60% due 06/15/2021*	110,000	110,299
GS Mtg. Securities Trust Series 2019-GSA1, Class B 3.51% due 11/10/2052(4)	550,000	572,384
GS Mtg. Securities Trust Series 2015-GC32, Class A4 3.76% due 07/10/2048(4)	25,000	26,957
GS Mtg. Securities Trust VRS Series 2018-GS9, Class A4 3.99% due 03/10/2051(4)(5)	275,000	306,583
Hardee’s Funding LLC Series 2018-1A, Class A2I 4.25% due 06/20/2048*	227,700	231,687
Hardee’s Funding LLC Series 2018-1A, Class A2II 4.96% due 06/20/2048*	564,300	575,592
Homeward Opportunities Fund I Trust VRS Series 2018-1, Class A1 3.77% due 06/25/2048*(5)(6)	304,709	307,365
Hyundai Auto Receivables Trust Series 2018-A, Class A3 2.79% due 07/15/2022	260,000	262,353

Jimmy Johns Funding LLC Series 2017-1A, Class A2I 3.61% due 07/30/2047*	229,713	231,640
JPMCC Commercial Mtg. Securities Trust Series 2017-JP5, Class A5 3.72% due 03/15/2050(4)	910,000	990,046
JPMDB Commercial Mtg. Securities Trust Series 2016-C2, Class A4 3.14% due 06/15/2049(4)	50,000	52,452
Magnetite CLO XXIII, Ltd. FRS Series 2019-23A, Class A 3.44% (3 ML+1.30%) due 10/25/2032*(3)	615,000	614,999
Mill City Mtg. Loan Trust VRS Series 2016-1, Class A1 2.50% due 04/25/2057*(5)	39,082	39,178
Mill City Mtg. Loan Trust VRS Series 2017-2, Class A1 2.75% due 07/25/2059*(5)	162,451	163,972
Mill City Mtg. Loan Trust VRS Series 2018-1, Class A1 3.25% due 05/25/2062*(5)	416,760	425,890
MMAF Equipment Finance LLC Series 2016-AA, Class A4 1.76% due 01/17/2023*	100,000	99,770
MMAF Equipment Finance LLC Series 2017-B, Class A3 2.21% due 10/17/2022*	351,168	351,657
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C30, Class A5 2.86% due 09/15/2049(4)	110,000	113,469
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C25, Class A5 3.64% due 10/15/2048(4)	250,000	268,393
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C17, Class A5 3.74% due 08/15/2047(4)	115,000	122,550
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C27, Class AS 4.07% due 12/15/2047(4)	410,000	442,273
Navient Private Education Refi Loan Trust Series 2019-FA, Class A2 2.60% due 08/15/2068*	615,000	617,265
Navient Private Education Refi Loan Trust Series 2019-CA, Class A2 3.13% due 02/15/2068*	625,000	645,536
New Orleans Hotel Trust FRS Series 2019-HNLA, Class C 3.51% (1 ML+1.59%) due 04/15/2032*(4)	280,000	279,999
OBX Trust FRS Series 2019-EXP3, Class 2A2 2.98% (1 ML+1.10%) due 10/25/2059*(6)	220,000	219,960
OBX Trust VRS Series 2019-EXP3, Class 1A9 3.50% due 10/25/2059*(5)(6)	365,000	368,238
Octagon Investment Partners XXIII, Ltd. FRS Series 2015-1A, Class A1-R 2.85% (3 ML+ 0.85%) due 07/15/2027*(3)	365,000	364,116
OZLM, Ltd. FRS Series 2014-8A, Class A1RR 3.17% (3 ML+1.17%) due 10/17/2029*(3)	595,000	593,702
Planet Fitness Master Issuer LLC Series 2018-1A, Class A2I 4.26% due 09/05/2048*	975,150	995,560
RETL FRS Series 2019-RVP, Class A 3.06% (1 ML+1.15%) due 03/15/2036*(4)	207,057	207,445
Santander Drive Auto Receivables Trust Series 2018-2, Class A4 3.03% due 09/15/2022	347,552	348,406
Santander Retail Auto Lease Trust Series 2019-A, Class A3 2.77% due 06/20/2022*	445,000	451,413
Sequoia Mtg. Trust VRS Series 2018-CH1, Class A11 3.50% due 02/25/2048*(5)(6)	307,900	314,136
Sequoia Mtg. Trust VRS Series 2018-CH2, Class A3 4.00% due 06/25/2048*(5)(6)	609,378	622,304
Sequoia Mtg. Trust VRS Series 2018-CH4, Class A11 4.00% due 10/25/2048*(5)(6)	601,381	607,740
SG Residential Mtg. Trust VRS Series 2019-3, Class A1 2.70% due 09/25/2059*(5)(6)	470,000	470,216
SLM Student Loan Trust FRS Series 2010-1, Class A 2.22% (1 ML+0.40%) due 03/25/2025	257,615	250,565
SLM Student Loan Trust FRS Series 2007-7, Class A4 2.27% (3 ML+0.33%) due 01/25/2022	701,510	683,417
SLM Student Loan Trust FRS Series 2008-9, Class A 3.44% (3 ML+1.50%) due 04/25/2023	58,071	58,436

SLM Student Loan Trust FRS Series 2008-5, Class A4 3.64% (3 ML+1.70%) due 07/25/2023	57,572	58,143
Sonic Capital LLC Series 2018-1A, Class A2 4.03% due 02/20/2048*	69,358	72,011
Starwood Mtg. Residential Trust VRS Series 2019-INV1, Class A1 2.61% due 08/25/2049*(5)(6)	109,105	108,905
Starwood Mtg. Residential Trust VRS Series 2019-INV1, Class A3 2.92% due 08/25/2049*(5)(6)	272,762	272,261
Starwood Mtg. Residential Trust VRS Series 2019-IMC1, Class A1 3.47% due 02/25/2049*(5)(6)	354,414	359,321
Synchrony Credit Card Master Note Trust Series 2017-2, Class A 2.62% due 10/15/2025	275,000	279,739
Towd Point Mtg. Trust VRS Series 2016-3, Class A1 2.25% due 04/25/2056*(5)	64,681	64,536
Towd Point Mtg. Trust VRS Series 2016-1, Class A1B 2.75% due 02/25/2055*(5)	29,153	29,306
Towd Point Mtg. Trust VRS Series 2016-2, Class A1A 2.75% due 08/25/2055*(5)	45,199	45,667
Towd Point Mtg. Trust VRS Series 2017-1, Class A1 2.75% due 10/25/2056*(5)	157,264	159,124
Towd Point Mtg. Trust VRS Series 2017-4, Class A1 2.75% due 06/25/2057*(5)	1,019,095	1,031,056
Towd Point Mtg. Trust VRS Series 2017-3, Class A1 2.75% due 07/25/2057*(5)	304,032	306,845
Towd Point Mtg. Trust VRS Series 2017-6, Class A1 2.75% due 10/25/2057*(5)	579,566	584,391
Towd Point Mtg. Trust VRS Series 2018-1, Class A1 3.00% due 01/25/2058*(5)	167,040	169,476
Verus Securitization Trust Series 2019-4, Class A1 2.64% due 11/25/2059*(5)(6)	1,020,000	1,020,686
Verus Securitization Trust VRS Series 2019-INV1, Class A1 3.40% due 12/25/2059*(6)	276,405	279,507
Verus Securitization Trust VRS Series 2018-INV1, Class A1 3.63% due 03/25/2058*(5)(6)	280,005	281,365
Volvo Financial Equipment LLC Series 2017-1A, Class A3 1.92% due 03/15/2021*	49,571	49,551
Wells Fargo Commercial Mtg. Trust Series 2016-C34, Class A4 3.10% due 06/15/2049(4)	120,000	125,120
Wendy’s Funding LLC Series 2018-1A, Class A2I 3.57% due 03/15/2048*	245,625	253,205
WF-RBS Commercial Mtg. Trust Series 2014-L14, Class A5 4.05% due 03/15/2047(4)	25,000	26,811
World Omni Auto Receivables Trust Series 2016-A, Class A3 1.77% due 09/15/2021	15,527	15,519
World Omni Auto Receivables Trust Series 2018-A, Class A2 2.19% due 05/17/2021	38,115	38,116
World Omni Auto Receivables Trust Series 2017-B, Class B 2.37% due 05/15/2024	710,000	713,263
Worldwide Plaza Trust Series 2017-WWP, Class A 3.53% due 11/10/2036*(4)	640,000	689,149

Total Asset Backed Securities (cost $32,186,557)		32,583,840

U.S. CORPORATE BONDS & NOTES — 9.5%
Advertising Agencies — 0.0%
Interpublic Group of Cos., Inc. Senior Notes 4.00% due 03/15/2022	175,000	181,731
Omnicom Group, Inc. Senior Notes 3.60% due 04/15/2026	40,000	42,234
Omnicom Group, Inc. Senior Notes 3.65% due 11/01/2024	75,000	79,239

		303,204

Advertising Sales — 0.0%
Outfront Media Capital LLC/Outfront Media Capital Corp. Company Guar. Notes 5.00% due 08/15/2027*	465,000	487,101

Aerospace/Defense — 0.2%
General Dynamics Corp. Company Guar. Notes 2.88% due 05/11/2020	990,000	994,960
Lockheed Martin Corp. Senior Notes 3.55% due 01/15/2026	400,000	432,041
Lockheed Martin Corp. Senior Notes 4.50% due 05/15/2036	200,000	238,697
Rockwell Collins, Inc. Senior Notes 3.20% due 03/15/2024	665,000	694,007

		2,359,705

Agricultural Chemicals — 0.0%
CVR Partners LP/CVR Nitrogen Finance Corp. Sec. Notes 9.25% due 06/15/2023*	365,000	382,338

Airlines — 0.2%
American Airlines Pass-Through Trust Pass-Through Certs. Series 2019-1, Class AA 3.15% due 08/15/2033	680,000	711,184
American Airlines Pass-Through Trust Pass-Through Certs. Series 2016-2, Class A 3.65% due 12/15/2029	114,010	119,501
American Airlines Pass-Through Trust Pass-Through Certs. Series 2014-1, Class A 3.70% due 04/01/2028	116,245	122,870
American Airlines Pass-Through Trust Pass-Through Certs. Series 2017-1B, Class B 4.95% due 08/15/2026	421,045	444,474
American Airlines Pass-Through Trust Pass-Through Certs. Series 2016-1, Class B 5.25% due 07/15/2025	389,176	412,638
Delta Air Lines, Inc. Senior Notes 2.88% due 03/13/2020	780,000	781,860
United Airlines Pass-Through Trust Pass-Through Certs. Series 2016-2, Class A 3.10% due 04/07/2030	348,768	356,122
United Airlines Pass-Through Trust Pass-Through Certs. Series 2016-1, Class A 3.45% due 01/07/2030	169,949	176,356
United Airlines Pass-Through Trust Pass-Through Certs. Series 2019-1, Class AA 4.15% due 02/25/2033	395,000	432,324

		3,557,329

Applications Software — 0.1%
Microsoft Corp. Senior Notes 1.85% due 02/06/2020	900,000	900,221
Microsoft Corp. Senior Notes 4.20% due 11/03/2035	150,000	178,074

		1,078,295

Auto-Cars/Light Trucks — 0.4%
BMW US Capital LLC Company Guar. Notes 3.25% due 08/14/2020*	850,000	859,733
Daimler Finance North America LLC Company Guar. Notes 2.30% due 02/12/2021*	575,000	577,075
General Motors Co. Senior Notes 4.00% due 04/01/2025	550,000	567,499
General Motors Financial Co., Inc. Company Guar. Notes 3.15% due 01/15/2020	50,000	50,068
General Motors Financial Co., Inc. Senior Notes 3.55% due 07/08/2022	810,000	830,760
Hyundai Capital America Senior Notes 3.45% due 03/12/2021*	890,000	902,170
Toyota Motor Credit Corp. Senior Notes 2.95% due 04/13/2021	750,000	761,762
Volkswagen Group of America Finance LLC Company Guar. Notes 2.70% due 09/26/2022*	200,000	201,855
Volkswagen Group of America Finance LLC Company Guar. Notes 4.00% due 11/12/2021*	805,000	834,302

		5,585,224

Auto-Heavy Duty Trucks — 0.1%
PACCAR Financial Corp. Senior Notes 1.95% due 02/27/2020	430,000	430,132
PACCAR Financial Corp. Senior Notes 3.10% due 05/10/2021	625,000	637,702

		1,067,834

Banks-Commercial — 0.3%
Capital One NA Senior Notes 2.35% due 01/31/2020	600,000	600,343
Citizens Bank NA Senior Bonds 2.25% due 03/02/2020	500,000	500,311
Citizens Bank NA Senior Notes 2.55% due 05/13/2021	250,000	252,019
Citizens Financial Group, Inc. Senior Notes 2.38% due 07/28/2021	40,000	40,174
Fifth Third Bank Senior Notes 3.35% due 07/26/2021	805,000	824,374
KeyBank NA Senior Notes 3.35% due 06/15/2021	770,000	786,552
Manufacturers & Traders Trust Co. Sub. Notes 3.40% due 08/17/2027	250,000	268,694
PNC Bank NA Senior Notes 3.50% due 06/08/2023	380,000	398,798

SunTrust Bank Senior Notes 3.50% due 08/02/2022	840,000	860,291

		4,531,556

Banks-Fiduciary — 0.0%
State Street Corp. Senior Notes 1.95% due 05/19/2021	250,000	250,385

Banks-Super Regional — 0.3%
Citibank NA Senior Notes 2.13% due 10/20/2020	650,000	651,398
Citibank NA Senior Notes 3.40% due 07/23/2021	600,000	615,087
PNC Funding Corp. Senior Notes 3.30% due 03/08/2022	545,000	561,397
Wells Fargo & Co. Senior Notes 2.50% due 03/04/2021	975,000	981,624
Wells Fargo & Co. Senior Notes 3.07% due 01/24/2023	765,000	780,010
Wells Fargo Bank NA Senior Notes 3.33% due 07/23/2021	600,000	605,450

		4,194,966

Beverages-Non-alcoholic — 0.0%
Dr Pepper Snapple Group, Inc. Company Guar. Notes 2.55% due 09/15/2026	140,000	139,758
Keurig Dr Pepper, Inc. Company Guar. Notes 3.55% due 05/25/2021	390,000	398,955

		538,713

Brewery — 0.1%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 5.55% due 01/23/2049	650,000	858,395

Broadcast Services/Program — 0.2%
Clear Channel Worldwide Holdings, Inc. Company Guar. Notes 9.25% due 02/15/2024*	990,000	1,089,000
Diamond Sports Group LLC/Diamond Sports Finance Co. Company Guar. Notes 6.63% due 08/15/2027*	965,000	993,950
iHeartCommunications, Inc. Company Guar. Notes 8.38% due 05/01/2027	460,000	493,350
Nexstar Escrow, Inc. Company Guar. Notes 5.63% due 07/15/2027*	520,000	548,444

		3,124,744

Building Products-Cement — 0.0%
Martin Marietta Materials, Inc. Senior Notes 4.25% due 07/02/2024	11,000	11,857
Vulcan Materials Co. Senior Notes 4.50% due 06/15/2047	130,000	141,869

		153,726

Building Products-Doors & Windows — 0.0%
CPG Merger Sub LLC Company Guar. Notes 8.00% due 10/01/2021*	275,000	275,000

Building-Heavy Construction — 0.0%
New Enterprise Stone & Lime Co., Inc. Senior Notes 10.13% due 04/01/2022*	630,000	652,050

Cable/Satellite TV — 0.3%
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.75% due 02/15/2026*	908,000	958,848
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.50% due 02/01/2024	1,225,000	1,317,658
Comcast Corp. Senior Notes 2.65% due 02/01/2030	340,000	343,291
GCI LLC Senior Notes 6.63% due 06/15/2024*	395,000	428,081
GCI LLC Senior Notes 6.88% due 04/15/2025	450,000	473,063
Radiate Holdco LLC/Radiate Finance, Inc. Senior Notes 6.63% due 02/15/2025*	780,000	787,800
Time Warner Cable LLC Senior Sec. Notes 6.55% due 05/01/2037	480,000	582,317

		4,891,058

Cellular Telecom — 0.0%
Crown Castle Towers LLC Senior Sec. Notes 3.72% due 07/15/2043*	195,000	202,114

Chemicals-Diversified — 0.0%
Dow Chemical Co. Senior Notes 3.15% due 05/15/2024*	295,000	304,733

Coal — 0.1%
Warrior Met Coal, Inc. Senior Sec. Notes 8.00% due 11/01/2024*	815,000	831,300

Commercial Services — 0.0%
Weight Watchers International, Inc. Company Guar. Notes 8.63% due 12/01/2025*	455,000	468,650

Commercial Services-Finance — 0.1%
MPH Acquisition Holdings LLC Company Guar. Notes 7.13% due 06/01/2024*	755,000	698,413
PayPal Holdings, Inc. Senior Notes 2.40% due 10/01/2024	850,000	855,742

		1,554,155

Computers — 0.1%
Apple, Inc. Senior Notes 1.90% due 02/07/2020	400,000	400,058
Apple, Inc. Senior Notes 3.25% due 02/23/2026	265,000	282,519

		682,577

Computers-Integrated Systems — 0.0%
NCR Corp. Company Guar. Notes 5.75% due 09/01/2027*	295,000	302,375
NCR Corp. Company Guar. Notes 6.38% due 12/15/2023	240,000	245,850

		548,225

Containers-Paper/Plastic — 0.1%
Berry Global Escrow Corp. Senior Sec. Notes 4.88% due 07/15/2026*	380,000	399,475
Berry Global Escrow Corp. Sec. Notes 5.63% due 07/15/2027*	520,000	547,300
Flex Acquisition Co., Inc. Senior Notes 6.88% due 01/15/2025*	540,000	506,250
Packaging Corp. of America Senior Notes 2.45% due 12/15/2020	385,000	386,563

		1,839,588

Data Processing/Management — 0.0%
Fidelity National Information Services, Inc. Senior Notes 4.25% due 05/15/2028	555,000	618,210

Diagnostic Equipment — 0.1%
Ortho-Clinical Diagnostics, Inc. Senior Notes 6.63% due 05/15/2022*	535,000	514,937
Thermo Fisher Scientific, Inc. Senior Notes 2.95% due 09/19/2026	300,000	311,834
Thermo Fisher Scientific, Inc. Senior Notes 3.00% due 04/15/2023	70,000	72,240

		899,011

Distribution/Wholesale — 0.1%
Core & Main Holdings LP Senior Notes 8.63% due 09/15/2024*(7)	440,000	437,800
H&E Equipment Services, Inc. Company Guar. Notes 5.63% due 09/01/2025	520,000	546,650

		984,450

Diversified Banking Institutions — 0.7%
Bank of America Corp. FRS Senior Notes 2.76% (3 ML+0.65%) due 06/25/2022	850,000	854,134
Bank of America Corp. Senior Notes 3.37% due 01/23/2026	800,000	836,848
Bank of America Corp. Senior Notes 3.50% due 04/19/2026	150,000	159,498
Bank of America Corp. Sub. Notes 4.45% due 03/03/2026	350,000	382,207
Citigroup, Inc. Senior Notes 2.35% due 08/02/2021	250,000	251,519
Citigroup, Inc. Senior Notes 2.90% due 12/08/2021	500,000	508,456
Citigroup, Inc. Senior Notes 3.89% due 01/10/2028	505,000	543,119
Citigroup, Inc. Sub. Notes 4.60% due 03/09/2026	175,000	192,049
Goldman Sachs Group, Inc. Senior Notes 2.35% due 11/15/2021	500,000	501,821
Goldman Sachs Group, Inc. Senior Notes 3.00% due 04/26/2022	980,000	992,996
Goldman Sachs Group, Inc. Senior Notes 3.75% due 05/22/2025	125,000	132,530
JPMorgan Chase & Co. Senior Notes 2.55% due 03/01/2021	140,000	141,185
JPMorgan Chase & Co. Senior Notes 2.78% due 04/25/2023	500,000	507,189

JPMorgan Chase & Co. Senior Notes 3.13% due 01/23/2025	1,140,000	1,184,915
JPMorgan Chase & Co. Senior Notes 3.20% due 06/15/2026	200,000	209,285
JPMorgan Chase & Co. Senior Notes 3.78% due 02/01/2028	445,000	478,644
JPMorgan Chase & Co. Senior Notes 3.88% due 07/24/2038	545,000	596,959
JPMorgan Chase & Co. Sub. Notes 4.25% due 10/01/2027	25,000	27,531
Morgan Stanley Senior Notes 3.13% due 07/27/2026	550,000	571,168
Morgan Stanley Senior Notes 3.97% due 07/22/2038	970,000	1,062,063
Morgan Stanley Sub. Notes 4.10% due 05/22/2023	795,000	841,831
Morgan Stanley Senior Notes 4.30% due 01/27/2045	25,000	29,070

		11,005,017

Diversified Financial Services — 0.0%
CNG Holdings, Inc. Senior Sec. Notes 12.50% due 06/15/2024*	280,000	263,200

Diversified Manufacturing Operations — 0.1%
3M Co. Senior Notes 3.25% due 08/26/2049	870,000	880,386
General Electric Capital Corp. Senior Notes 2.20% due 01/09/2020	150,000	149,965
General Electric Capital Corp. Senior Notes 3.15% due 09/07/2022	100,000	101,910

		1,132,261

E-Commerce/Products — 0.1%
Amazon.com, Inc. Senior Notes 2.80% due 08/22/2024	245,000	254,791
Amazon.com, Inc. Senior Notes 3.30% due 12/05/2021	50,000	51,509
Amazon.com, Inc. Senior Notes 3.88% due 08/22/2037	385,000	437,768
Amazon.com, Inc. Senior Notes 5.20% due 12/03/2025	405,000	476,585

		1,220,653

E-Commerce/Services — 0.1%
Priceline Group, Inc. Senior Notes 3.60% due 06/01/2026	850,000	920,259

Electric-Distribution — 0.1%
National Rural Utilities Cooperative Finance Corp. Senior Notes 2.90% due 03/15/2021	900,000	912,176
NextEra Energy Operating Partners LP Company Guar. Notes 3.88% due 10/15/2026*	310,000	309,225
Sempra Energy Senior Notes 2.40% due 02/01/2020	1,005,000	1,005,482

		2,226,883

Electric-Generation — 0.0%
Vistra Operations Co. LLC Senior Sec. Notes 3.55% due 07/15/2024*	425,000	435,259

Electric-Integrated — 0.4%
Alabama Power Co. Senior Notes 3.75% due 03/01/2045	170,000	182,966
CMS Energy Corp. Senior Notes 3.00% due 05/15/2026	195,000	200,641
Dominion Energy, Inc. Junior Sub. Notes 2.58% due 07/01/2020	160,000	160,477
Duke Energy Corp. Senior Notes 2.65% due 09/01/2026	45,000	45,432
Duke Energy Corp. Senior Notes 3.75% due 09/01/2046	40,000	41,404
Duke Energy Progress LLC 1st Mtg. Bonds 3.70% due 10/15/2046	225,000	244,546
Eversource Energy Senior Notes 3.30% due 01/15/2028	170,000	176,205
Exelon Corp. Senior Notes 3.40% due 04/15/2026	245,000	257,728
Exelon Generation Co. LLC Senior Notes 2.95% due 01/15/2020	120,000	120,072
FirstEnergy Corp. Senior Notes 7.38% due 11/15/2031	410,000	582,654
FirstEnergy Transmission LLC Senior Notes 4.35% due 01/15/2025*	550,000	597,084

Georgia Power Co. Senior Notes 2.00% due 09/08/2020	900,000	900,731
Ohio Power Co. Senior Notes 5.38% due 10/01/2021	450,000	478,750
Ohio Power Co. Senior Notes 6.60% due 03/01/2033	255,000	355,501
San Diego Gas & Electric Co. 1st Mtg. Notes 4.10% due 06/15/2049	805,000	889,132
Talen Energy Supply LLC Senior Sec. Notes 7.25% due 05/15/2027*	562,000	560,595
Virginia Electric & Power Co. Senior Notes 2.88% due 07/15/2029	400,000	412,232
Virginia Electric & Power Co. Senior Notes 4.00% due 01/15/2043	400,000	445,388

		6,651,538

Electric-Transmission — 0.0%
ITC Holdings Corp. Senior Notes 2.70% due 11/15/2022	640,000	649,718

Electronic Components-Semiconductors — 0.1%
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.00% due 01/15/2022	800,000	810,348
Microchip Technology, Inc. Senior Sec. Notes 3.92% due 06/01/2021	190,000	194,468
Micron Technology, Inc. Senior Notes 4.19% due 02/15/2027	910,000	950,585

		1,955,401

Electronic Measurement Instruments — 0.0%
Agilent Technologies, Inc. Senior Notes 3.88% due 07/15/2023	75,000	78,989

Finance-Credit Card — 0.2%
American Express Co. Senior Notes 3.70% due 11/05/2021	425,000	439,671
American Express Credit Corp. Senior Notes 2.20% due 03/03/2020	825,000	825,457
Discover Financial Services Senior Notes 3.75% due 03/04/2025	600,000	636,902
Discover Financial Services Senior Notes 3.85% due 11/21/2022	380,000	398,057
Visa, Inc. Senior Notes 2.15% due 09/15/2022	740,000	748,555
Visa, Inc. Senior Notes 4.15% due 12/14/2035	90,000	108,305

		3,156,947

Finance-Investment Banker/Broker — 0.0%
AG Merger Sub II, Inc. Senior Notes 10.75% due 08/01/2027*	265,000	262,350

Finance-Leasing Companies — 0.1%
Air Lease Corp. Senior Notes 2.50% due 03/01/2021	365,000	366,823
Air Lease Corp. Senior Notes 3.63% due 04/01/2027	535,000	558,095

		924,918

Finance-Other Services — 0.0%
Intercontinental Exchange, Inc. Company Guar. Notes 2.75% due 12/01/2020	45,000	45,319

Food-Misc./Diversified — 0.0%
Kraft Heinz Foods Co. Company Guar. Notes 4.88% due 10/01/2049*	245,000	252,919

Food-Retail — 0.0%
Albertsons Cos. LLC/Safeway, Inc./New Albertsons LP/Albertson’s LLC Company Guar. Notes 7.50% due 03/15/2026*	230,000	255,588

Gambling (Non-Hotel) — 0.1%
Caesars Resort Collection LLC/CRC Finco, Inc. Company Guar. Notes 5.25% due 10/15/2025*	1,100,000	1,126,125
Twin River Worldwide Holdings, Inc. Senior Notes 6.75% due 06/01/2027*	535,000	563,248

		1,689,373

Gas-Distribution — 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp. Senior Notes 5.50% due 05/20/2025	460,000	493,396
NiSource, Inc. Senior Notes 3.49% due 05/15/2027	620,000	652,049
NiSource, Inc. Senior Notes 3.95% due 03/30/2048	425,000	454,993

		1,600,438

Gold Mining — 0.0%
Newmont Goldcorp Corp. Company Guar. Notes 3.63% due 06/09/2021	424,000	433,754

Hazardous Waste Disposal — 0.0%
Stericycle, Inc. Company Guar. Notes 5.38% due 07/15/2024*	398,000	413,920

Human Resources — 0.0%
AMN Healthcare, Inc. Company Guar. Notes 4.63% due 10/01/2027*	280,000	285,216

Insurance Brokers — 0.1%
HUB International, Ltd. Senior Notes 7.00% due 05/01/2026*	535,000	550,381
Marsh & McLennan Cos., Inc. Senior Notes 3.30% due 03/14/2023	110,000	114,100
Willis North America, Inc. Company Guar. Notes 3.60% due 05/15/2024	395,000	413,400
Willis North America, Inc. Company Guar. Notes 4.50% due 09/15/2028	430,000	478,496

		1,556,377

Insurance-Life/Health — 0.3%
Aflac, Inc. Senior Notes 4.00% due 10/15/2046	540,000	598,139
Lincoln National Corp. Senior Notes 3.80% due 03/01/2028	795,000	852,091
Pricoa Global Funding I Sec. Notes 2.45% due 09/21/2022*	700,000	708,803
Principal Financial Group, Inc. Company Guar. Notes 3.40% due 05/15/2025	375,000	394,269
Principal Financial Group, Inc. Company Guar. Notes 3.70% due 05/15/2029	320,000	349,401
Teachers Insurance & Annuity Association of America Sub. Notes 4.27% due 05/15/2047*	1,000,000	1,157,645

		4,060,348

Insurance-Multi-line — 0.1%
Metropolitan Life Global Funding I Sec. Notes 2.05% due 06/12/2020*	240,000	240,276
Metropolitan Life Global Funding I Sec. Notes 3.45% due 10/09/2021*	610,000	627,844
Voya Financial, Inc. Company Guar. Notes 3.13% due 07/15/2024	575,000	594,446

		1,462,566

Insurance-Mutual — 0.1%
Liberty Mutual Group, Inc. Company Guar. Notes 4.25% due 06/15/2023*	115,000	122,055
Liberty Mutual Group, Inc. Company Guar. Notes 4.85% due 08/01/2044*	510,000	588,759
MassMutual Global Funding II Sec. Notes 1.95% due 09/22/2020*	630,000	631,188

		1,342,002

Insurance-Property/Casualty — 0.1%
ACE INA Holdings, Inc. Company Guar. Notes 4.35% due 11/03/2045	75,000	92,269
AssuredPartners, Inc. Senior Notes 7.00% due 08/15/2025*	185,000	184,306
Berkshire Hathaway, Inc. Senior Notes 2.75% due 03/15/2023	200,000	206,009
GTCR AP Finance, Inc. Senior Notes 8.00% due 05/15/2027*	275,000	281,188

		763,772

Investment Management/Advisor Services — 0.1%
Ameriprise Financial, Inc. Senior Notes 2.88% due 09/15/2026	285,000	294,133
NFP Corp. Senior Notes 8.00% due 07/15/2025*	560,000	568,400
Raymond James Financial, Inc. Senior Notes 3.63% due 09/15/2026	30,000	31,418

		893,951

Machinery-Construction & Mining — 0.0%
Caterpillar Financial Services Corp. Senior Notes 3.15% due 09/07/2021	630,000	645,329

Machinery-Farming — 0.0%
John Deere Capital Corp. Senior Notes 2.35% due 01/08/2021	525,000	528,432

Machinery-General Industrial — 0.1%
Roper Technologies, Inc. Senior Notes 2.95% due 09/15/2029	180,000	182,386
Roper Technologies, Inc. Senior Notes 3.00% due 12/15/2020	120,000	121,257

Roper Technologies, Inc. Senior Notes 3.80% due 12/15/2026	745,000	801,004
Wabtec Corp. Company Guar. Notes 3.45% due 11/15/2026	405,000	411,227

		1,515,874

Machinery-Material Handling — 0.1%
Cloud Crane LLC Sec. Notes 10.13% due 08/01/2024*	735,000	776,344

Machinery-Pumps — 0.0%
Granite Holdings US Acquisition Co. Company Guar. Notes 11.00% due 10/01/2027*	590,000	547,225

Medical Instruments — 0.1%
Boston Scientific Corp. Senior Notes 3.75% due 03/01/2026	795,000	857,784
Medtronic, Inc. Company Guar. Notes 4.63% due 03/15/2045	22,000	28,253

		886,037

Medical Products — 0.1%
Abbott Laboratories Senior Notes 3.40% due 11/30/2023	207,000	218,366
Abbott Laboratories Senior Notes 4.75% due 11/30/2036	395,000	485,479
Becton Dickinson and Co. Senior Notes 3.70% due 06/06/2027	414,000	445,110

		1,148,955

Medical-Biomedical/Gene — 0.1%
Celgene Corp. Senior Notes 3.55% due 08/15/2022	570,000	594,048
Celgene Corp. Senior Notes 3.88% due 08/15/2025	70,000	75,747
Gilead Sciences, Inc. Senior Notes 3.25% due 09/01/2022	50,000	51,897

		721,692

Medical-Drugs — 0.2%
AbbVie, Inc. Senior Notes 2.30% due 05/14/2021	65,000	65,369
AbbVie, Inc. Senior Notes 3.20% due 05/14/2026	100,000	102,409
AbbVie, Inc. Senior Notes 3.60% due 05/14/2025	415,000	435,491
AbbVie, Inc. Senior Notes 4.50% due 05/14/2035	50,000	54,259
Bausch Health Americas, Inc. Company Guar. Notes 9.25% due 04/01/2026*	1,320,000	1,493,276
Bayer US Finance II LLC Company Guar. Notes 3.50% due 06/25/2021*	335,000	341,699
Bristol-Myers Squibb Co. Senior Notes 2.90% due 07/26/2024*	840,000	870,503

		3,363,006

Medical-Generic Drugs — 0.0%
Par Pharmaceutical, Inc. Senior Sec. Notes 7.50% due 04/01/2027*	515,000	489,250

Medical-HMO — 0.1%
Anthem, Inc. Senior Notes 2.50% due 11/21/2020	240,000	241,429
Centene Corp. Senior Notes 5.38% due 06/01/2026*	545,000	576,883
UnitedHealth Group, Inc. Senior Notes 3.50% due 08/15/2039	1,125,000	1,175,920
UnitedHealth Group, Inc. Senior Notes 4.70% due 02/15/2021	25,000	25,745
WellPoint, Inc. Senior Notes 3.13% due 05/15/2022	100,000	102,594

		2,122,571

Medical-Hospitals — 0.4%
Baylor Scott & White Holdings Sec. Notes 3.97% due 11/15/2046	100,000	111,779
Centra Health, Inc. Notes 4.70% due 01/01/2048	900,000	1,039,716
CommonSpirit Health Senior Sec. Notes 2.76% due 10/01/2024	295,000	299,443
HCA, Inc. Senior Sec. Notes 4.13% due 06/15/2029	575,000	609,158
Northwell Healthcare, Inc. Sec. Notes 3.98% due 11/01/2046	500,000	535,943
Providence St Joseph Health Obligated Group Notes 3.93% due 10/01/2048	1,375,000	1,554,145
Select Medical Corp. Company Guar. Notes 6.25% due 08/15/2026*	545,000	580,425

Stanford Health Care Notes 3.80% due 11/15/2048	420,000	475,433
Tenet Healthcare Corp. Senior Notes 7.00% due 08/01/2025	514,000	532,093
West Virginia United Health System Obligated Group Sec. Notes 4.92% due 06/01/2048	700,000	860,485

		6,598,620

Medical-Wholesale Drug Distribution — 0.1%
Cardinal Health, Inc. Senior Notes 3.41% due 06/15/2027	475,000	483,456
Cardinal Health, Inc. Senior Notes 3.75% due 09/15/2025	305,000	320,899

		804,355

Non-Hazardous Waste Disposal — 0.0%
Republic Services, Inc. Senior Notes 3.38% due 11/15/2027	270,000	288,116

Oil & Gas Drilling — 0.0%
Nabors Industries, Inc. Company Guar. Notes 5.50% due 01/15/2023	100,000	84,500

Oil Companies-Exploration & Production — 0.2%
Cimarex Energy Co. Senior Notes 4.38% due 06/01/2024	15,000	15,715
Cimarex Energy Co. Senior Notes 4.38% due 03/15/2029	965,000	1,005,821
Concho Resources, Inc. Company Guar. Notes 3.75% due 10/01/2027	155,000	161,081
Hess Corp. Senior Notes 4.30% due 04/01/2027	185,000	194,408
Hilcorp Energy I LP/Hilcorp Finance Co. Senior Notes 5.00% due 12/01/2024*	315,000	279,657
Northern Oil and Gas, Inc. Sec. Notes 9.50% due 05/15/2023(15)	760,875	785,604
Occidental Petroleum Corp. Senior Notes 2.90% due 08/15/2024	820,000	827,466
Occidental Petroleum Corp. Senior Notes 3.00% due 02/15/2027	425,000	421,398
Occidental Petroleum Corp. Senior Notes 3.40% due 04/15/2026	50,000	50,893

		3,742,043

Oil Refining & Marketing — 0.1%
PBF Holding Co. LLC/PBF Finance Corp. Company Guar. Notes 7.00% due 11/15/2023	530,000	545,900
Sunoco LP/Sunoco Finance Corp. Company Guar. Notes 5.50% due 02/15/2026	501,000	517,959

		1,063,859

Paper & Related Products — 0.1%
International Paper Co. Senior Notes 4.80% due 06/15/2044	165,000	178,994
International Paper Co. Senior Notes 5.00% due 09/15/2035	500,000	579,628

		758,622

Pharmacy Services — 0.2%
Cigna Corp. Company Guar. Notes 3.00% due 07/15/2023*	500,000	510,102
Cigna Corp. Company Guar. Notes 3.30% due 02/25/2021*	50,000	50,730
CVS Health Corp. Senior Notes 3.25% due 08/15/2029	220,000	222,274
CVS Health Corp. Senior Notes 3.50% due 07/20/2022	600,000	620,666
CVS Health Corp. Senior Notes 5.05% due 03/25/2048	565,000	651,237
Express Scripts Holding Co. Company Guar. Notes 2.60% due 11/30/2020	675,000	679,438

		2,734,447

Pipelines — 0.2%
Boardwalk Pipelines LP Company Guar. Notes 4.45% due 07/15/2027	85,000	87,557
Cheniere Energy Partners LP Company Guar. Notes 4.50% due 10/01/2029*	45,000	45,844
Cheniere Energy Partners LP Senior Sec. Notes 5.25% due 10/01/2025	520,000	538,200
EnLink Midstream Partners LP Senior Notes 4.85% due 07/15/2026	260,000	237,900

Magellan Midstream Partners LP Senior Notes 4.25% due 09/15/2046	45,000	47,764
MPLX LP FRS Senior Notes 3.20% (3 ML+1.10%) due 09/09/2022	505,000	506,838
Sabine Pass Liquefaction LLC Senior Sec. Notes 4.20% due 03/15/2028	610,000	643,533
Spectra Energy Partners LP Company Guar. Notes 3.38% due 10/15/2026	185,000	191,785
Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 6.50% due 07/15/2027*	515,000	551,060
Williams Cos., Inc. Senior Notes 5.10% due 09/15/2045	405,000	444,286

		3,294,767

Racetracks — 0.0%
Churchill Downs, Inc. Company Guar. Notes 5.50% due 04/01/2027*	450,000	477,000

Real Estate Investment Trusts — 0.5%
Alexandria Real Estate Equities, Inc. Company Guar. Notes 3.45% due 04/30/2025	1,035,000	1,091,518
Alexandria Real Estate Equities, Inc. Company Guar. Notes 3.95% due 01/15/2027	45,000	48,449
Alexandria Real Estate Equities, Inc. Company Guar. Notes 3.95% due 01/15/2028	350,000	378,924
Brixmor Operating Partnership LP Senior Notes 3.25% due 09/15/2023	235,000	241,842
Brixmor Operating Partnership LP Senior Notes 3.90% due 03/15/2027	280,000	295,642
Brixmor Operating Partnership LP Senior Notes 4.13% due 06/15/2026	115,000	123,522
Crown Castle International Corp. Senior Notes 3.40% due 02/15/2021	35,000	35,580
Crown Castle International Corp. Senior Notes 3.70% due 06/15/2026	150,000	159,098
Crown Castle International Corp. Senior Notes 4.45% due 02/15/2026	350,000	386,613
Crown Castle International Corp. Senior Notes 4.75% due 05/15/2047	145,000	170,845
ESH Hospitality, Inc. Company Guar. Notes 5.25% due 05/01/2025*	535,000	551,719
Essex Portfolio LP Company Guar. Notes 3.38% due 04/15/2026	635,000	666,585
Federal Realty Investment Trust Senior Notes 2.75% due 06/01/2023	35,000	35,620
Highwoods Realty LP Senior Notes 3.63% due 01/15/2023	280,000	289,909
Kilroy Realty LP Company Guar. Notes 3.45% due 12/15/2024	350,000	364,747
Kilroy Realty LP Company Guar. Notes 4.38% due 10/01/2025	15,000	16,251
Kimco Realty Corp. Senior Notes 3.30% due 02/01/2025	265,000	275,275
Regency Centers LP Company Guar. Notes 3.60% due 02/01/2027	140,000	148,051
Ryman Hospitality Properties, Inc. Company Guar. Notes 4.75% due 10/15/2027*	505,000	522,094
SBA Tower Trust Mtg. Notes 2.84% due 01/15/2025*	345,000	348,430
SBA Tower Trust Mtg. Notes Series 2016-1 2.88% due 07/15/2046*	175,000	175,793
Ventas Realty LP Company Guar. Notes 3.25% due 10/15/2026	270,000	278,520
VEREIT Operating Partnership LP Company Guar. Notes 3.95% due 08/15/2027	345,000	366,396

		6,971,423

Rental Auto/Equipment — 0.1%
Capitol Investment Merger Sub 2 LLC Sec. Notes 10.00% due 08/01/2024*	465,000	478,950
Herc Holdings, Inc. Company Guar. Notes 5.50% due 07/15/2027*	540,000	559,575

		1,038,525

Retail-Auto Parts — 0.2%
AutoZone, Inc. Senior Notes 3.13% due 04/21/2026	50,000	51,862
AutoZone, Inc. Senior Notes 3.75% due 06/01/2027	1,000,000	1,073,208

O’Reilly Automotive, Inc. Senior Notes 3.60% due 09/01/2027	430,000	459,672
O’Reilly Automotive, Inc. Senior Notes 3.90% due 06/01/2029	850,000	934,270

		2,519,012

Retail-Building Products — 0.0%
Beacon Roofing Supply, Inc. Senior Sec. Notes 4.50% due 11/15/2026*	255,000	260,100

Retail-Leisure Products — 0.0%
Party City Holdings, Inc. Company Guar. Notes 6.63% due 08/01/2026*	545,000	530,012

Retail-Mail Order — 0.0%
QVC, Inc. Senior Sec. Notes 4.45% due 02/15/2025	120,000	125,942
QVC, Inc. Senior Sec. Notes 4.85% due 04/01/2024	75,000	79,330

		205,272

Retail-Restaurants — 0.1%
Golden Nugget, Inc. Company Guar. Notes 8.75% due 10/01/2025*	440,000	463,100
IRB Holding Corp. Company Guar. Notes 6.75% due 02/15/2026*	540,000	549,450

		1,012,550

Schools — 0.0%
George Washington University Notes 3.55% due 09/15/2046	45,000	48,258

Security Services — 0.0%
Prime Security Services Borrower LLC/Prime Finance, Inc. Senior Sec. Notes 5.25% due 04/15/2024*	405,000	414,619

Semiconductor Components-Integrated Circuits — 0.0%
QUALCOMM, Inc. Senior Notes 3.25% due 05/20/2027	337,000	354,550

Steel-Producers — 0.1%
Carpenter Technology Corp. Senior Notes 5.20% due 07/15/2021	150,000	153,721
Nucor Corp. Senior Notes 3.95% due 05/01/2028	595,000	650,904

		804,625

Telecommunication Equipment — 0.0%
CommScope Finance LLC Company Guar. Notes 8.25% due 03/01/2027*	520,000	492,560

Telephone-Integrated — 0.3%
CB Escrow Corp. Company Guar. Notes 8.00% due 10/15/2025*	810,000	722,925
CenturyLink, Inc. Senior Notes 7.50% due 04/01/2024	505,000	573,175
Level 3 Financing, Inc. Company Guar. Notes 4.63% due 09/15/2027*	585,000	595,238
Sprint Capital Corp. Company Guar. Notes 8.75% due 03/15/2032	690,000	841,372
Verizon Communications, Inc. Senior Notes 4.27% due 01/15/2036	740,000	837,383
Verizon Communications, Inc. Senior Notes 4.33% due 09/21/2028	350,000	398,560
Verizon Communications, Inc. Senior Notes 5.15% due 09/15/2023	725,000	809,738

		4,778,391

Television — 0.1%
AMC Networks, Inc. Company Guar. Notes 4.75% due 08/01/2025	560,000	564,900
Gray Television, Inc. Company Guar. Notes 7.00% due 05/15/2027*	490,000	535,937

		1,100,837

Therapeutics — 0.0%
Horizon Pharma USA, Inc. Company Guar. Notes 5.50% due 08/01/2027*	490,000	511,437

Tobacco — 0.1%
Altria Group, Inc. Company Guar. Notes 3.49% due 02/14/2022	290,000	298,139
BAT Capital Corp. Company Guar. Notes 2.76% due 08/15/2022	510,000	514,880

		813,019

Toys — 0.0%
Mattel, Inc. Company Guar. Notes 6.75% due 12/31/2025*	280,000	292,250

Transport-Equipment & Leasing — 0.1%
GATX Corp. Senior Notes 2.60% due 03/30/2020	50,000	50,079
GATX Corp. Senior Notes 3.25% due 09/15/2026	375,000	382,697

GATX Corp. Senior Notes 3.50% due 03/15/2028	605,000	619,134

		1,051,910

Transport-Rail — 0.1%
CSX Corp. Senior Notes 4.25% due 03/15/2029	770,000	871,743
Kansas City Southern Company Guar. Notes 4.70% due 05/01/2048	255,000	301,020

		1,172,763

Veterinary Diagnostics — 0.0%
Elanco Animal Health, Inc. Senior Notes 3.91% due 08/27/2021	120,000	123,214

Total U.S. Corporate Bonds & Notes (cost $140,927,449)		146,249,943

FOREIGN CORPORATE BONDS & NOTES — 3.6%
Advertising Services — 0.0%
WPP Finance 2010 Company Guar. Notes 3.75% due 09/19/2024	100,000	105,065

Agricultural Chemicals — 0.0%
Nutrien, Ltd. Senior Notes 4.00% due 12/15/2026	110,000	117,914
Syngenta Finance NV Company Guar. Notes 3.70% due 04/24/2020*	515,000	517,414

		635,328

Auto-Cars/Light Trucks — 0.0%
Toyota Motor Corp. Senior Notes 3.18% due 07/20/2021	465,000	476,394

Auto/Truck Parts & Equipment-Original — 0.1%
IHO Verwaltungs GmbH Senior Sec. Notes 6.00% due 05/15/2027*(7)	680,000	702,100
Toyota Industries Corp. Senior Notes 3.11% due 03/12/2022*	725,000	740,880

		1,442,980

Banks-Commercial — 0.8%
ABN AMRO Bank NV Sub. Notes 4.75% due 07/28/2025*	500,000	541,700
ANZ New Zealand International, Ltd. Company Guar. Notes 2.20% due 07/17/2020*	285,000	285,615
ANZ New Zealand International, Ltd. Company Guar. Notes 2.75% due 01/22/2021*	675,000	681,034
Bank of Montreal Senior Notes 3.10% due 04/13/2021	800,000	814,357
Barclays Bank PLC Senior Notes 2.65% due 01/11/2021	850,000	856,812
BPCE SA Company Guar. Notes 3.00% due 05/22/2022*	250,000	254,233
BPCE SA Sub. Notes 4.50% due 03/15/2025*	300,000	321,878
BPCE SA Sub. Notes 4.88% due 04/01/2026*	400,000	439,106
Cooperatieve Rabobank UA Senior Notes 3.13% due 04/26/2021	505,000	514,043
Danske Bank A/S Senior Notes 2.20% due 03/02/2020*	570,000	570,162
Danske Bank A/S Senior Notes 3.24% due 12/20/2025*	476,000	483,132
ING Groep NV Senior Notes 3.15% due 03/29/2022	265,000	271,304
ING Groep NV Senior Notes 3.55% due 04/09/2024	1,050,000	1,100,573
Intesa Sanpaolo SpA Senior Notes 3.13% due 07/14/2022*	415,000	418,016
Intesa Sanpaolo SpA Senior Notes 3.38% due 01/12/2023*	200,000	202,122
Nordea Bank AB Senior Notes 2.13% due 05/29/2020*	400,000	400,434
Santander UK Group Holdings PLC Senior Notes 2.88% due 08/05/2021	445,000	448,843
Santander UK PLC Senior Notes 3.75% due 11/15/2021	420,000	433,660
Svenska Handelsbanken AB Company Guar. Notes 3.35% due 05/24/2021	520,000	531,472
Toronto-Dominion Bank Senior Notes 3.50% due 07/19/2023	750,000	791,871
Toronto-Dominion Bank Sub. Notes 3.63% due 09/15/2031	55,000	57,429
United Overseas Bank, Ltd. Senior Notes 3.20% due 04/23/2021*	1,000,000	1,016,293

Westpac Banking Corp. Senior Notes 2.15% due 03/06/2020	1,100,000	1,100,906

		12,534,995

Banks-Money Center — 0.1%
BBVA Bancomer SA Senior Notes 4.38% due 04/10/2024*	600,000	638,256

Building Products-Cement — 0.0%
Boral Finance Pty, Ltd. Company Guar. Notes 3.00% due 11/01/2022*	55,000	55,409

Building Products-Doors & Windows — 0.0%
Masonite International Corp. Company Guar. Notes 5.38% due 02/01/2028*	305,000	322,537

Cable/Satellite TV — 0.2%
Comcast Corp. Company Guar. Notes 3.95% due 10/15/2025	1,000,000	1,096,209
LCPR Senior Secured Financing DAC Senior Sec. Notes 6.75% due 10/15/2027*	1,200,000	1,231,500
Ziggo Bond Finance BV Senior Notes 6.00% due 01/15/2027*	725,000	757,625

		3,085,334

Casino Hotels — 0.0%
MGM China Holdings, Ltd. Senior Notes 5.38% due 05/15/2024*	240,000	251,400
MGM China Holdings, Ltd. Senior Notes 5.88% due 05/15/2026*	200,000	211,500

		462,900

Cellular Telecom — 0.2%
America Movil SAB de CV Senior Notes 3.63% due 04/22/2029	500,000	532,925
Rogers Communications, Inc. Company Guar. Notes 3.70% due 11/15/2049	750,000	765,992
Rogers Communications, Inc. Company Guar. Notes 4.35% due 05/01/2049	445,000	501,028
Vodafone Group PLC Senior Notes 3.75% due 01/16/2024	800,000	843,338

		2,643,283

Chemicals-Diversified — 0.0%
LYB International Finance II BV Company Guar. Notes 3.50% due 03/02/2027	400,000	416,782

Chemicals-Specialty — 0.0%
Alpha 2 BV Senior Notes 8.75% due 06/01/2023*(7)	600,000	589,500

Containers-Metal/Glass — 0.1%
ARD Finance SA Senior Sec. Notes 7.13% due 09/15/2023(7)	550,000	571,312
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. Company Guar. Notes 5.25% due 08/15/2027*	355,000	363,875

		935,187

Diversified Banking Institutions — 0.6%
Banco Santander SA Senior Notes 3.13% due 02/23/2023	600,000	612,918
Bank of Nova Scotia Senior Notes 3.13% due 04/20/2021	740,000	753,994
Barclays PLC Senior Notes 3.25% due 01/12/2021	205,000	207,225
Barclays PLC Senior Notes 3.68% due 01/10/2023	315,000	322,180
Credit Agricole SA FRS Senior Notes 3.44% (3 ML+1.43%) due 01/10/2022*	275,000	279,188
Credit Agricole SA Senior Notes 3.75% due 04/24/2023*	600,000	627,152
Credit Suisse Group AG Senior Notes 2.59% due 09/11/2025*	660,000	657,721
Credit Suisse Group AG Senior Notes 3.00% due 12/14/2023*	320,000	324,607
HSBC Holdings PLC Senior Notes 2.65% due 01/05/2022	350,000	353,766
HSBC Holdings PLC Senior Notes 3.26% due 03/13/2023	325,000	332,164
HSBC Holdings PLC Sub. Notes 4.38% due 11/23/2026	500,000	540,282
Mitsubishi UFJ Financial Group, Inc. Senior Notes 3.54% due 07/26/2021	1,035,000	1,059,935
Royal Bank of Scotland Group PLC Senior Notes 4.52% due 06/25/2024	900,000	956,264
Sumitomo Mitsui Financial Group, Inc. Senior Notes 3.75% due 07/19/2023	1,235,000	1,299,927

UBS Group Funding Switzerland AG Company Guar. Notes 3.00% due 04/15/2021*	200,000	202,955
UBS Group Funding Switzerland AG Company Guar. Notes 3.49% due 05/23/2023*	335,000	345,253

		8,875,531

Electric-Distribution — 0.1%
Ausgrid Finance Pty, Ltd. Senior Sec. Notes 3.85% due 05/01/2023*	480,000	501,217
State Grid Overseas Investment, Ltd. Company Guar. Notes 2.25% due 05/04/2020*	445,000	444,984
State Grid Overseas Investment, Ltd. Company Guar. Notes 3.75% due 05/02/2023*	510,000	534,181

		1,480,382

Electric-Integrated — 0.1%
Enel Finance International NV Company Guar. Notes 2.75% due 04/06/2023*	900,000	908,459

Finance-Leasing Companies — 0.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 3.50% due 05/26/2022	150,000	154,272
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 4.13% due 07/03/2023	740,000	778,432
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 4.88% due 01/16/2024	150,000	163,242
Avolon Holdings Funding, Ltd. Company Guar. Notes 3.95% due 07/01/2024*	165,000	171,303

		1,267,249

Food-Dairy Products — 0.0%
Danone SA Senior Notes 2.95% due 11/02/2026*	450,000	464,053

Food-Misc./Diversified — 0.1%
Sigma Holdco BV Company Guar. Notes 7.88% due 05/15/2026*	725,000	699,625

Gambling (Non-Hotel) — 0.1%
Stars Group Holdings BV/Stars Group US Co-Borrower LLC Company Guar. Notes 7.00% due 07/15/2026*	606,000	653,722

Hazardous Waste Disposal — 0.0%
GFL Environmental, Inc. Senior Notes 7.00% due 06/01/2026*	585,000	620,100

Insurance Brokers — 0.0%
Aon PLC Company Guar. Notes 3.88% due 12/15/2025	35,000	37,860
Aon PLC Company Guar. Notes 4.75% due 05/15/2045	350,000	416,189
Trinity Acquisition PLC Company Guar. Notes 3.50% due 09/15/2021	25,000	25,525

		479,574

Insurance-Life/Health — 0.1%
AIA Group, Ltd. Senior Notes 3.60% due 04/09/2029*	1,055,000	1,124,391

Internet Content-Entertainment — 0.0%
Weibo Corp. Senior Notes 3.50% due 07/05/2024	430,000	438,145

Internet Content-Information/News — 0.0%
Tencent Holdings, Ltd. Senior Notes 2.99% due 01/19/2023*	265,000	269,857

Medical-Drugs — 0.1%
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 2.88% due 09/23/2023	350,000	357,209
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 2.88% due 09/23/2023	430,000	438,857

		796,066

Medical-Generic Drugs — 0.0%
Teva Pharmaceutical Finance IV BV Company Guar. Notes 3.65% due 11/10/2021	330,000	316,800

Metal-Diversified — 0.0%
Rio Tinto Finance USA, Ltd. Company Guar. Notes 3.75% due 06/15/2025	300,000	324,444

Multimedia — 0.0%
Thomson Reuters Corp. Senior Notes 3.35% due 05/15/2026	30,000	31,085

Oil & Gas Drilling — 0.1%
Ensign Drilling, Inc. Company Guar. Notes 9.25% due 04/15/2024*	540,000	459,000
Transocean Pontus, Ltd. Senior Sec. Notes 6.13% due 08/01/2025*	582,950	581,493

Transocean, Inc. Company Guar. Notes 9.00% due 07/15/2023*	490,000	499,187

		1,539,680

Oil Companies-Exploration & Production — 0.2%
Canadian Natural Resources, Ltd. Senior Notes 2.95% due 01/15/2023	775,000	790,746
CNOOC Finance 2013, Ltd. Company Guar. Notes 3.00% due 05/09/2023	200,000	202,901
Woodside Finance, Ltd. Company Guar. Notes 3.70% due 09/15/2026*	101,000	104,863
Woodside Finance, Ltd. Company Guar. Notes 3.70% due 03/15/2028*	470,000	486,167
Woodside Finance, Ltd. Company Guar. Notes 4.50% due 03/04/2029*	885,000	964,915

		2,549,592

Oil Companies-Integrated — 0.0%
Shell International Finance BV Company Guar. Notes 3.25% due 05/11/2025	250,000	264,829
Shell International Finance BV Company Guar. Notes 4.38% due 05/11/2045	40,000	48,527

		313,356

Oil Refining & Marketing — 0.0%
Parkland Fuel Corp. Company Guar. Notes 5.88% due 07/15/2027*	375,000	396,870

Paper & Related Products — 0.0%
Celulosa Arauco y Constitucion SA Senior Notes 3.88% due 11/02/2027	260,000	261,108
Celulosa Arauco y Constitucion SA Senior Notes 4.20% due 01/29/2030*	200,000	199,600

		460,708

Pastoral & Agricultural — 0.1%
JBS Investments II GmbH Company Guar. Notes 7.00% due 01/15/2026*	780,000	845,520

Pharmacy Services — 0.1%
Cigna Corp. Company Guar. Notes 3.75% due 07/15/2023	1,080,000	1,131,342

Pipelines — 0.0%
APT Pipelines, Ltd. Company Guar. Notes 4.25% due 07/15/2027*	240,000	258,305
Enbridge, Inc. Company Guar. Notes 4.00% due 10/01/2023	90,000	95,489
Enbridge, Inc. Company Guar. Notes 4.25% due 12/01/2026	115,000	125,778
TransCanada PipeLines, Ltd. Senior Notes 4.88% due 01/15/2026	15,000	16,787

		496,359

Public Thoroughfares — 0.0%
Transurban Finance Co. Pty., Ltd. Senior Sec. Notes 3.38% due 03/22/2027*	90,000	91,956

Retail-Petroleum Products — 0.1%
eG Global Finance PLC Senior Sec. Notes 6.75% due 02/07/2025*	725,000	725,000

Steel-Producers — 0.0%
ArcelorMittal Senior Notes 4.55% due 03/11/2026	365,000	385,965

Telecom Services — 0.1%
DKT Finance APS Senior Sec. Notes 9.38% due 06/17/2023*	825,000	879,862
Sable International Finance, Ltd. Senior Sec. Notes 5.75% due 09/07/2027*	510,000	531,038

		1,410,900

Tobacco — 0.0%
Imperial Brands Finance PLC Company Guar. Notes 2.95% due 07/21/2020*	600,000	602,731

Transport-Equipment & Leasing — 0.0%
SMBC Aviation Capital Finance DAC Company Guar. Notes 3.55% due 04/15/2024*	200,000	207,929
SMBC Aviation Capital Finance DAC Company Guar. Notes 4.13% due 07/15/2023*	200,000	211,005

		418,934

Transport-Services — 0.0%
Autoridad del Canal de Panama Senior Notes 4.95% due 07/29/2035*	300,000	345,003

Web Portals/ISP — 0.1%
Baidu, Inc. Senior Notes 3.88% due 09/29/2023	615,000	638,403

Total Foreign Corporate Bonds & Notes (cost $53,669,151)		55,445,752

U.S. GOVERNMENT AGENCIES — 8.4%
Federal Home Loan Mtg. Corp. — 0.2%
3.00% due 12/01/2046	850,407	874,847
3.00% due 09/01/2049	191,861	198,021
3.50% due 09/01/2042	28,751	30,156
3.50% due 11/01/2042	88,703	93,037
3.50% due 03/01/2044	90,545	94,969
3.50% due 03/01/2046	122,614	129,491
4.00% due 09/01/2045	10,885	11,513
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs.
Series K057, Class A1 2.21% due 06/25/2025(4)	159,541	161,688
Series K068, Class A1 2.95% due 02/25/2027(4)	316,957	328,876
Federal Home Loan Mtg. Corp. REMIC FRS
Series 4604, Class FH 2.42% (1 ML+0.50%) due 08/15/2046(6)	17,057	17,091
Series 4621, Class FK 2.42% (1 ML+0.50%) due 10/15/2046(6)	74,998	74,989
Series 4623, Class MF 2.42% (1 ML+0.50%) due 10/15/2046(6)	46,103	46,244
Federal Home Loan Mtg. Corp. SCRT VRS Series 2016-1, Class M1 3.00% due 09/25/2055*(5)(6)	75,000	73,069
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS
Series 2019-HQA2, Class M1 2.52% (1 ML+0.70%) due 04/25/2049*(6)	92,898	92,898
Series 2016-DNA3, Class M2 3.82% (1 ML+2.00%) due 12/25/2028(6)	66,296	66,475
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk VRS Series 2018-SPI2, Class M1 3.82% due 05/25/2048*(5)(6)	327,533	328,613

		2,621,977

Federal National Mtg. Assoc. — 5.5%
1.50% due 02/28/2020	790,000	789,741
2.50% due 11/01/2031	182,853	185,551
2.50% due 01/01/2032	367,572	372,348
2.50% due 02/01/2032	306,430	310,948
2.50% due 05/01/2032	688,188	699,767
2.50% due 05/01/2043	142,580	142,660
2.50% due 08/01/2046	369,382	369,590
2.50% due 10/01/2046	355,300	355,501
3.00% due 01/01/2031	14,514	14,928
3.00% due 10/01/2032	1,045,760	1,078,060
3.00% due 12/01/2032	2,089,951	2,148,338
3.00% due 02/01/2033	768,259	788,628
3.00% due 11/01/2033	357,789	368,487
3.00% due 11/01/2036	340,947	351,329
3.00% due 12/01/2036	89,133	92,158
3.00% due 10/01/2037	811,631	834,438
3.00% due 03/01/2038	375,818	386,472
3.00% due 01/01/2043	252,511	260,458
3.00% due 02/01/2043	374,498	386,280
3.00% due 03/01/2043	518,165	534,205
3.00% due 05/01/2043	156,575	161,494
3.00% due 07/01/2043	31,092	32,087
3.00% due 08/01/2043	25,463	26,259
3.00% due 09/01/2043	112,365	115,980
3.00% due 01/01/2044	700,480	722,550
3.00% due 03/01/2044	749,581	773,164
3.00% due 10/01/2046	1,560,822	1,603,263
3.00% due 11/01/2046	4,404,626	4,527,386
3.00% due 12/01/2046	1,011,373	1,039,772
3.00% due 01/01/2047	2,219,667	2,277,191
3.00% due 02/01/2047	364,024	375,399
3.00% due 06/01/2047	185,635	191,592
3.00% due 08/01/2047	857,699	883,107
3.00% due 11/01/2047	1,497,752	1,537,046
3.00% due 09/01/2048	955,384	980,162
3.00% due 11/01/2048	1,292,009	1,318,340
3.00% due 08/01/2049	172,725	178,271
3.50% due 11/01/2031	656,988	680,325
3.50% due 11/01/2032	237,044	248,987
3.50% due 02/01/2035	24,834	25,855
3.50% due 01/01/2036	215,546	224,321
3.50% due 06/01/2038	242,180	251,194
3.50% due 10/01/2041	30,899	32,423
3.50% due 07/01/2042	90,664	95,133
3.50% due 09/01/2042	90,224	94,582
3.50% due 10/01/2042	88,207	92,455
3.50% due 07/01/2043	19,302	20,350
3.50% due 08/01/2043	468,963	491,586
3.50% due 10/01/2043	86,966	91,161
3.50% due 01/01/2044	2,397,245	2,512,886
3.50% due 07/01/2044	358,733	376,716
3.50% due 04/01/2045	392,182	409,444
3.50% due 05/01/2045	160,873	169,133
3.50% due 06/01/2045	199,335	209,582
3.50% due 07/01/2045	886,850	926,830
3.50% due 08/01/2045	692,100	723,255
3.50% due 09/01/2045	953,819	1,000,488
3.50% due 11/01/2045	576,928	601,808
3.50% due 12/01/2045	607,296	633,780
3.50% due 01/01/2046	1,092,262	1,140,201
3.50% due 03/01/2046	2,559,602	2,668,030
3.50% due 04/01/2046	810,088	844,209
3.50% due 06/01/2046	1,450,445	1,526,072
3.50% due 09/01/2046	1,008,227	1,048,694
3.50% due 10/01/2046	472,233	491,227
3.50% due 02/01/2047	267,734	278,116
3.50% due 03/01/2047	1,878,080	1,964,857
3.50% due 04/01/2047	2,488,477	2,583,208
3.50% due 05/01/2047	1,135,204	1,180,452
3.50% due 08/01/2047	564,950	593,864
3.50% due 12/01/2047	332,416	344,275
3.50% due 01/01/2048	633,749	660,836
3.50% due 08/01/2049	77,787	80,102
3.50% due 09/01/2049	598,314	616,112

3.50% due 10/01/2049	1,152,857	1,187,152
4.00% due 11/01/2040	506,288	537,823
4.00% due 12/01/2040	15,921	17,031
4.00% due 02/01/2041	665,224	711,993
4.00% due 03/01/2042	1,670,349	1,790,626
4.00% due 07/01/2044	935,522	988,911
4.00% due 06/01/2045	472,440	499,029
4.00% due 07/01/2045	709,661	750,186
4.00% due 09/01/2045	578,804	611,852
4.00% due 10/01/2045	305,381	322,806
4.00% due 11/01/2045	22,718	24,015
4.00% due 12/01/2045	469,972	509,465
4.00% due 03/01/2046	158,010	167,001
4.00% due 09/01/2046	23,669	25,017
4.00% due 01/01/2047	188,584	198,062
4.00% due 02/01/2047	475,765	502,445
4.00% due 03/01/2047	1,425,468	1,496,607
4.00% due 04/01/2047	1,488,893	1,563,031
4.00% due 05/01/2047	1,293,295	1,364,448
4.00% due 08/01/2047	3,539,217	3,725,701
4.00% due 10/01/2048	484,881	510,210
4.00% due 03/01/2049	962,611	1,006,598
4.00% due 08/01/2049	755,544	784,910
4.50% due 07/01/2040	194,767	210,842
4.50% due 01/01/2044	166,765	179,286
4.50% due 03/01/2046	1,214,111	1,305,944
4.50% due 09/01/2046	287,014	308,361
4.50% due 11/01/2047	515,962	559,277
4.50% due 05/01/2048	1,289,440	1,398,105
4.50% due 09/01/2048	544,227	572,441
4.50% due 11/01/2048	115,402	121,466
4.50% due 12/01/2048	344,517	362,176
4.50% due 05/01/2049	1,156,688	1,237,497
5.00% due 10/01/2033	15,492	17,103
5.00% due 07/01/2035	1,159,798	1,280,431
5.00% due 05/01/2040	94,124	103,934
5.00% due 08/01/2048	514,678	550,048
5.00% due 02/01/2049	225,276	240,500
5.50% due 10/01/2035	16,224	18,274
5.50% due 05/01/2036	49,765	56,032
5.50% due 08/01/2037	1,191,144	1,341,235
5.50% due 05/01/2044	1,115,786	1,254,258
5.50% due 01/01/2047	475,955	534,798
6.00% due 09/01/2037	72,569	83,458
6.00% due 07/01/2041	547,685	629,666
Federal National Mtg. Assoc. Connecticut Avenue Securities FRS
Series 2018-C03, Class 1M1 2.50% (1 ML+0.68%) due 10/25/2030(6)	212,314	212,327
Series 2019-R03, Class 1M1 2.57% (1 ML+0.75%) due 09/25/2031*(6)	274,714	274,769
Series 2016-C04, Class 1M1 3.27% (1 ML+1.45%) due 01/25/2029(6)	7,508	7,517
Series 2016-C03, Class 1M1 3.82% (1 ML+2.00%) due 10/25/2028(6)	5,759	5,772
Federal National Mtg. Assoc. REMIC Series 2018-44, Class PC 4.00% due 06/25/2044(6)	262,809	271,963

		85,577,898

Government National Mtg. Assoc. — 2.6%
3.00% due 03/20/2045	904,559	935,906
3.00% due 04/20/2046	106,369	110,067
3.00% due 06/20/2046	715,631	739,727
3.00% due 08/20/2046	2,017,473	2,086,526
3.00% due 09/20/2046	1,297,310	1,342,389
3.00% due 10/20/2046	92,058	95,195
3.00% due 11/20/2046	624,511	645,742
3.00% due 09/20/2049	611,607	618,237
3.00% due 10/20/2049	125,000	126,742
3.00% due November 30 TBA 3.00% due 11/20/2049	470,000	483,806
3.50% due 07/20/2042	350,567	372,462
3.50% due 08/20/2042	607,827	645,791
3.50% due 09/20/2042	81,512	86,603
3.50% due 05/20/2043	747,043	791,392
3.50% due 06/20/2043	301,744	320,588
3.50% due 10/20/2044	12,373	13,015
3.50% due 05/20/2045	14,313	15,060
3.50% due 12/20/2045	371,578	390,741
3.50% due 02/20/2046	84,717	89,117
3.50% due 03/20/2046	746,667	783,284
3.50% due 04/20/2046	583,078	611,908
3.50% due 05/20/2046	464,719	486,932
3.50% due 06/20/2046	220,475	230,848
3.50% due 07/20/2046	94,269	98,816
3.50% due 10/20/2046	833,278	873,098
3.50% due 02/20/2047	676,537	705,242
3.50% due 07/20/2047	266,350	277,192
3.50% due 02/20/2048	2,701,982	2,841,139
3.50% due 04/20/2048	113,925	120,760
3.50% due 01/20/2049	241,568	250,805
3.50% due November 30 TBA	2,280,000	2,366,213
4.00% due 09/20/2045	351,578	373,518
4.00% due 05/20/2046	97,266	102,630
4.00% due 05/20/2047	1,785,259	1,873,286
4.00% due 07/20/2047	1,240,279	1,301,430
4.00% due 08/20/2047	422,616	443,757
4.00% due 11/20/2047	1,352,225	1,418,888
4.00% due 03/20/2048	391,445	410,083
4.00% due 06/20/2048	568,458	594,298
4.00% due 08/20/2048	94,876	98,985
4.00% due 08/20/2049	1,459,691	1,523,653
4.00% due 09/20/2049	194,609	203,764
4.50% due 04/20/2041	14,183	15,336
4.50% due 07/20/2045	149,557	160,230
4.50% due 09/15/2045	81,636	88,902
4.50% due 12/20/2045	563,360	603,227
4.50% due 01/20/2046	90,637	96,841
4.50% due 07/20/2047	733,551	778,132
4.50% due 08/20/2047	1,413,039	1,498,995
4.50% due 09/20/2047	398,865	423,101

4.50% due 06/20/2048	153,993	162,141
4.50% due 07/20/2048	87,654	92,401
4.50% due 09/20/2048	300,024	318,180
4.50% due 04/20/2049	513,955	538,531
5.00% due 08/20/2042	70,473	78,022
5.00% due 07/20/2047	575,647	618,701
5.00% due 08/20/2047	95,193	102,325
5.00% due 09/20/2047	686,641	737,966
5.00% due 10/20/2047	32,589	35,024
5.00% due 11/20/2047	195,255	209,846
5.00% due 12/20/2047	695,127	746,917
5.00% due 01/20/2048	921,554	988,134
5.00% due 02/20/2048	158,828	168,752
5.00% due 05/20/2048	182,344	195,563
5.00% due 06/20/2048	315,272	337,177
5.00% due 07/20/2048	44,212	47,867
5.00% due 08/20/2048	118,200	125,418
5.00% due 06/20/2049	803,719	853,198
5.50% due 05/20/2048	501,828	535,844
5.50% due 12/20/2048	467,477	496,477
5.50% due 01/20/2049	85,740	90,425
5.50% due 03/20/2049	366,187	388,729
Government National Mtg. Assoc. REMIC
Series 2018-8, Class DA 3.00% due 11/20/2047(6)	196,604	202,209
Series 2017-184, Class JH 3.00% due 12/20/2047(6)	245,548	253,897
Government National Mtg. Assoc. REMIC FRS Series 2018 -122, Class FE 2.15% (1 ML+0.30%) due 09/20/2048(6)	244,286	243,575

		40,131,718

Uniform Mtg. Backed Securities — 0.1%
2.50% due November 15 TBA	280,000	283,008
3.50% due November 15 TBA	530,000	549,026
3.50% due November 30 TBA	566,000	581,123
5.00% due November 30 TBA	570,000	609,611

		2,022,768

Total U.S. Government Agencies (cost $127,755,163)		130,354,361

U.S. GOVERNMENT TREASURIES — 5.3%
United States Treasury Bonds — 2.6%
2.25% due 08/15/2049	2,590,000	2,631,076
2.50% due 02/15/2046	1,545,000	1,644,942
2.75% due 08/15/2047	2,740,000	3,065,375
2.88% due 11/15/2046	1,875,000	2,144,605
3.00% due 11/15/2045	1,025,000	1,195,446
3.00% due 05/15/2047	3,535,000	4,139,264
3.00% due 02/15/2048	3,400,000	3,990,086
3.00% due 08/15/2048	1,865,000	2,192,322
3.13% due 11/15/2041	5,480,000	6,455,055
3.13% due 02/15/2043	1,655,000	1,950,637
4.50% due 05/15/2038(8)	7,335,000	10,251,522
4.75% due 02/15/2037	50,000	71,137
1.00% due 02/15/2049TIPS(9)	14,784	16,623

		39,748,090

United States Treasury Notes — 2.7%
1.63% due 08/15/2029	900,000	894,621
2.63% due 12/15/2021	5,925,000	6,060,858
2.75% due 02/15/2024(8)	23,180,000	24,350,771
2.75% due 02/15/2028	9,815,000	10,654,259
2.88% due 08/15/2028	265,000	291,107
0.13% due 04/15/2021TIPS(9)	21,000	20,831
0.13% due 07/15/2022TIPS(9)	21,197	21,164
0.13% due 10/15/2024TIPS(9)	32,099	32,191
0.25% due 07/15/2029TIPS(9)	12,838	12,977
0.38% due 07/15/2027TIPS(9)	14,159	14,414

		42,353,193

Total U.S. Government Treasuries (cost $76,598,434)		82,101,283

MUNICIPAL BONDS & NOTES — 0.7%
Bay Area Toll Authority Revenue Bonds 6.91% due 10/01/2050	600,000	996,534
California State Public Works Board Revenue Bonds 7.80% due 03/01/2035	300,000	436,641
Chicago Transit Authority Revenue Bonds Series A 6.90% due 12/01/2040	500,000	690,665
Detroit City School District General Obligation Bonds 6.65% due 05/01/2029	295,000	377,777
Florida State Board of Administration Finance Corp. Revenue Bonds Series A 2.64% due 07/01/2021	50,000	50,706
Metropolitan Water Reclamation District of Greater Chicago General Obligation Bonds 5.72% due 12/01/2038	375,000	502,155
Miami Dade Co. Water & Sewer System Revenue Bonds Series C 3.49% due 10/01/2042	455,000	461,752
Municipal Electric Authority of Georgia Revenue Bonds 6.66% due 04/01/2057	1,091,000	1,582,288

New York State Dormitory Authority Revenue Bonds Series B 3.88% due 07/01/2046	200,000	209,218
Northern California Power Agency Revenue Bonds 7.31% due 06/01/2040	300,000	448,608
San Jose Redevelopment Agency Successor Agency Tax Allocation Series A-T 3.38% due 08/01/2034	285,000	297,930
South Carolina Public Service Authority Revenue Bonds Series D 2.39% due 12/01/2023	80,000	80,571
State of California General Obligation Bonds 7.63% due 03/01/2040	620,000	1,009,782
State of California General Obligation Bonds 7.50% due 04/01/2034	300,000	459,144
State of Wisconsin Revenue Bonds 3.95% due 05/01/2036	850,000	921,043
Texas A&M University Revenue Bonds Series B 3.33% due 05/15/2039	1,100,000	1,134,628
Western Minnesota Municipal Power Agency 3.16% due 01/01/2039	770,000	779,879

Total Municipal Bonds & Notes (cost $9,528,681)		10,439,321

FOREIGN GOVERNMENT OBLIGATIONS — 0.5%
Regional Authority — 0.4%
Province of Alberta, Canada Senior Notes 1.90% due 12/06/2019	550,000	549,879
Province of Alberta, Canada Senior Notes 2.20% due 07/26/2022	850,000	860,907
Province of Alberta, Canada Senior Notes 3.30% due 03/15/2028	555,000	611,337
Province of Manitoba, Canada Senior Notes 3.05% due 05/14/2024	150,000	158,220
Province of Ontario, Canada Senior Notes 2.40% due 02/08/2022	1,000,000	1,014,966
Province of Ontario, Canada Senior Notes 2.55% due 02/12/2021	1,505,000	1,519,406
Province of Quebec, Canada Senior Notes 2.88% due 10/16/2024	25,000	26,335
Province of Quebec, Canada Notes 3.50% due 07/29/2020	1,100,000	1,113,297

		5,854,347

Sovereign — 0.1%
Government of Bermuda Senior Notes 4.85% due 02/06/2024*	296,000	321,903
Republic of Indonesia Senior Notes 4.88% due 05/05/2021	200,000	207,000
Republic of Poland Senior Notes 3.25% due 04/06/2026	110,000	117,205
United Mexican States Senior Bonds 4.13% due 01/21/2026	450,000	483,079

		1,129,187

Total Foreign Government Obligations (cost $6,842,969)		6,983,534

LOANS (10)(11)(12) — 0.2%
Auto-Heavy Duty Trucks — 0.0%
Navistar, Inc. FRS BTL-B 5.27% (1 ML+3.50%) due 11/06/2024	511,413	504,381

Auto/Truck Parts & Equipment-Original — 0.0%
Panther BF Aggregator 2 LP FRS BTL-B 5.30% (1 ML+3.50%) due 04/30/2026	280,000	275,625

Containers-Metal/Glass — 0.1%
BWAY Corp. FRS BTL 5.23% (3 ML+3.25%) due 04/03/2024	541,381	526,155

Gambling (Non-Hotel) — 0.0%
Scientific Games International, Inc. FRS BTL-B5 4.54% (1 ML+2.75%) due 08/14/2024	496,472	490,266

Insurance Brokers — 0.1%
HUB International Ltd FRS BTL-B Coupon TBD due 04/25/2025	520,000	518,960

Medical Labs & Testing Services — 0.0%
Envision Healthcare Corp. FRS 1st Lien 5.54% (1 ML+3.75%) due 10/10/2025	526,149	424,507

Pipelines — 0.0%
Hercules Merger Sub LLC FRS BTL-B 4.53% (1M+2.75%) due 11/01/2026	510,000	512,072

Theaters — 0.0%
AMC Entertainment Holdings, Inc. FRS BTL-B - 2 5.23% (3 ML+3.00%) due 04/22/2026	517,400	516,537

Total Loans (cost $3,876,024)	3,768,503

OPTIONS - PURCHASED (14) — 0.3%
Exchange-Traded Put Options-Purchased
(cost $6,278,436)	2,412	3,810,960

RIGHTS — 0.0%
Containers-Metal/Glass — 0.0% Vidrala SA† (Expires 11/11/2019) (cost $ 136)	35	150

Total Long-Term Investment Securities (cost $1,233,741,285)		1,371,701,862

SHORT-TERM INVESTMENT SECURITIES — 11.9%
Registered Investment Companies — 11.9%

State Street Institutional U.S. Government Money Market Fund, Premier Class 1.75% (13) (cost $184,111,407)	184,111,407	184,111,407

TOTAL INVESTMENTS (cost $1,417,852,692)	100.7%	1,555,813,269
Liabilities in excess of other assets	(0.7)	(10,060,950)

NET ASSETS	100.0%	$1,545,752,319

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At October 31, 2019, the aggregate value of these securities was $100,475,090 representing 6.5% of net assets.

(1)	Securities classified as Level 3 (see Note 1).
(2)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of October 31, 2019, the Portfolio held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
ANT International Co., Ltd.
Class C	6/8/2018	57,396	$321,992	$369,056	$6.43	0.02%
Venture Global LNG, Inc.
Series C	10/16/2017	3	11,313	15,600	5,200.00	0.00%
Convertible Preferred Securities
Farmers Business Network, Inc.
Series D	11/3/2017	563	10,395	13,123	23.31	0.00%

				$397,779		0.02%

(3)	Collateralized Loan Obligation
(4)	Commercial Mortgage Backed Security
(5)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(6)	Collateralized Mortgage Obligation
(7)	PIK (“Payment-in-Kind”) security — Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in cash at the coupon rate listed.
(8)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(9)	Principal amount of security is adjusted for inflation.
(10)

Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(11)

The Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Fund/Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.

(12)	All loans in the Portfolio were purchased through assignment agreements unless otherwise indicated.
(13)	The rate shown is the 7-day yield as of October 31, 2019.
(14)	Purchased Options.

Exchanged Traded Put Options — Purchased
Issue	Expiration Month	Strike Price	Number of Contracts	Notional Amount*.	Premiums Paid	Value at 10/31/2019	Unrealized Appreciation (Depreciation)
S&P 500 Index	March 2020	$2,475	2,412	$732,659,472	$6,278,436	$3,810,960	$(2,467,476)

*	Notional amount is calculated by multiplying the number of contracts by the multiplier by the market value of the underlying security or index.

(15)

PIK (“Payment-in-Kind”) security — Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in the form of additional securities at the coupon rate listed.

ADR — American Depositary Receipt

BTL — Bank Term Loan

CDI — Chess Depositary Interest

CLO — Collateralized Loan Obligation

CVA — Certification Van Aandelen (Dutch Cert.)

CVR — Contingent Value Rights

Euronext Amsterdam — Euronext Stock Exchange, Amsterdam

Euronext Paris — Euronext Stock Exchange, Paris

MICEX-RTS — Moscow Interbank Currency Exchange- Russia

NASDAG — National Association of Securities Dealers Automated Quotations

REMIC — Real Estate Mortgage Investment Conduit

RSP — Risparmio Shares-Savings Shares on the Italian Stock Exchange

SCRT — Structured Credit Risk Transfer

SDR — Swedish Depositary Receipt

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date.

The actual principal amount and maturity date will be determined upon settlement date.

TIPS — Treasury Inflation Protected Securities

VRS — Variable Rate Security

FRS — Floating Rate Security

The rates shown on FRS and VRS are the current interest rates at October 31, 2019 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML – 1 Month USD LIBOR

3 ML – 3 Month USD LIBOR

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
974	Long	MSCI EAFE Index	December 2019	$93,093,700	$95,315,640	$2,221,940
1,849	Long	S&P 500 E-Mini Index	December 2019	278,246,167	280,659,710	2,413,543
143	Short	U.S. Treasury 10 Year Notes	December 2019	18,820,691	18,632,453	188,238
121	Short	U.S. Treasury 2 Year Notes	December 2019	26,139,242	26,087,789	51,453
255	Short	U.S. Treasury 5 Year Notes	December 2019	30,488,083	30,396,797	91,286
51	Short	U.S. Treasury Long Bonds	December 2019	8,379,468	8,230,125	149,343
68	Short	U.S. Ultra Long Bond	December 2019	13,315,703	12,903,000	412,703

						$5,528,506

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2019 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Diversified Financial Services	$—	$—	$369,056	$369,056
Oil Companies-Exploration & Production	5,073,982	—	15,600	5,089,582
Other Industries	891,422,861	—	—	891,422,861
Convertible Preferred Securities:
E-Commerce/Services	—	—	13,123	13,123
Other Industries	2,389,499	193,024	—	2,582,523
Preferred Securities	487,070		—	487,070
Asset Backed Securities	—	32,583,840	—	32,583,840
U.S. Corporate Bonds & Notes	—	146,249,943	—	146,249,943
Foreign Corporate Bonds & Notes	—	55,445,752	—	55,445,752
U.S. Government Agencies	—	130,354,361	—	130,354,361
U.S. Government Treasuries	—	82,101,283	—	82,101,283
Municipal Bonds & Notes	—	10,439,321	—	10,439,321
Foreign Government Obligations	—	6,983,534	—	6,983,534
Loans	—	3,768,503	—	3,768,503
Exchange-Traded Put Options - Purchased	3,810,960	—	—	3,810,960
Rights	150	—	—	150
Short-Term Investment Securities	184,111,407	—	—	184,111,407

Total Investments at Value	$1,087,295,929	$468,119,561	$397,779	$1,555,813,269

Other Financial Instruments:+
Futures Contracts	$5,528,506	$—	$—	$5,528,506

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Amounts presented represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and at the end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio. There were no Level 3 transfers during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Templeton Foreign Value Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2019

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 96.7%
Canada — 5.3%
Barrick Gold Corp.	995,600	$17,283,616
Husky Energy, Inc.	463,800	3,239,663
Wheaton Precious Metals Corp.	679,600	19,050,058

		39,573,337

Cayman Islands — 4.2%
Baidu, Inc. ADR†	69,830	7,112,185
CK Asset Holdings, Ltd.	1,893,284	13,216,347
CK Hutchison Holdings, Ltd.	1,177,284	10,892,501

		31,221,033

China — 2.9%
China Telecom Corp., Ltd.	26,087,383	11,119,502
Shanghai Pharmaceuticals Holding Co., Ltd.	2,088,000	3,778,462
Sinopharm Group Co., Ltd.	1,870,000	6,717,820

		21,615,784

Denmark — 2.1%
AP Moller - Maersk A/S, Series B	6,968	8,881,111
Vestas Wind Systems A/S	85,703	6,995,641

		15,876,752

France — 14.3%
BNP Paribas SA	491,030	25,635,291
Cie de Saint-Gobain	264,399	10,754,424
Cie Generale des Etablissements Michelin SCA	75,924	9,238,371
Credit Agricole SA	616,002	8,027,909
Sanofi	179,756	16,563,807
TOTAL SA	324,466	17,057,064
Veolia Environnement SA	756,158	19,877,589

		107,154,455

Germany — 12.9%
Bayer AG	157,349	12,210,684
Deutsche Telekom AG	1,566,676	27,551,635
E.ON SE	1,790,371	18,045,083
Fresenius Medical Care AG & Co. KGaA	154,363	11,169,806
Merck KGaA	121,244	14,455,381
Siemens AG	114,148	13,161,228

		96,593,817

Hong Kong — 1.5%
China Mobile, Ltd.	1,408,000	11,463,881

Ireland — 1.1%
Bank of Ireland Group PLC	1,731,556	8,327,351

Italy — 2.2%
Eni SpA	1,091,414	16,518,133

Japan — 15.8%
Astellas Pharma, Inc.	919,100	15,817,644
Kirin Holdings Co., Ltd.	680,800	14,531,382
Matsumotokiyoshi Holdings Co., Ltd.	196,300	6,952,935
Mitsui Fudosan Co., Ltd.	777,500	20,022,479
Seven & i Holdings Co., Ltd.	335,900	12,752,940
Sumitomo Metal Mining Co., Ltd.	396,500	13,423,502
Sumitomo Mitsui Financial Group, Inc.	384,300	13,807,612
Suntory Beverage & Food, Ltd.	175,700	7,516,752
Takeda Pharmaceutical Co., Ltd.	360,002	13,094,619

		117,919,865

Luxembourg — 1.8%
SES SA FDR	554,755	10,747,133
Tenaris SA	294,508	2,973,919

		13,721,052

Netherlands — 4.3%
ING Groep NV	1,678,529	18,960,253
NXP Semiconductors NV	117,700	13,380,136

		32,340,389

Norway — 1.6%
Equinor ASA	189,451	3,504,251
Yara International ASA	227,930	8,870,684

		12,374,935

Singapore — 1.6%
Singapore Telecommunications, Ltd.	4,832,300	11,721,555

South Korea — 5.7%
Hana Financial Group, Inc.	322,748	9,348,582
KB Financial Group, Inc. ADR	284,236	10,152,910
Samsung Electronics Co., Ltd. GDR	21,713	23,189,484

		42,690,976

Switzerland — 2.7%
Novartis AG	78,160	6,820,876
Roche Holding AG	43,804	13,178,943

		19,999,819

Taiwan — 1.8%
Taiwan Semiconductor Manufacturing Co., Ltd.	1,376,000	13,493,077

United Kingdom — 14.9%
BAE Systems PLC	2,661,624	19,865,850
BP PLC	3,167,903	20,078,640
Johnson Matthey PLC	255,117	10,145,302
Royal Dutch Shell PLC, Class B ADR	282,332	16,457,132
Standard Chartered PLC	2,345,116	21,294,603
Vodafone Group PLC	11,429,796	23,303,997

		111,145,524

Total Long-Term Investment Securities (cost $696,751,185)		723,751,735

REPURCHASE AGREEMENTS — 2.7%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.25%, dated 10/31/2019, to be repurchased 11/01/2019 in the amount of $19,978,139 collateralized by $19,815,000 of United States Treasury Notes, bearing interest at 2.00% due 11/15/2026 and having an approximate value of $20,380,441 (cost $19,978,000)	$19,978,000	19,978,000

TOTAL INVESTMENTS (cost $716,729,185)	99.4%	743,729,735
Other assets less liabilities	0.6	4,510,137

NET ASSETS	100.0%	$748,239,872

†	Non-income producing security

ADR — American Depositary Receipt

FDR — Fiduciary Depositary Receipt

GDR — Global Depositary Receipt

Industry Allocation*

Medical-Drugs	12.3%
Oil Companies-Integrated	10.2
Banks-Commercial	6.4
Diversified Banking Institutions	6.4
Cellular Telecom	4.6
Real Estate Operations & Development	4.5
Telephone-Integrated	3.7
Semiconductor Components-Integrated Circuits	3.6
Electronic Components-Semiconductors	3.1
Telecom Services	3.1
Repurchase Agreements	2.7
Water	2.7
Aerospace/Defense	2.7
Diversified Financial Services	2.6
Precious Metals	2.6
Electric-Generation	2.4
Gold Mining	2.3
Brewery	1.9
Diversified Minerals	1.8
Diversified Manufacturing Operations	1.8
Food-Retail	1.7
Dialysis Centers	1.5
Diversified Operations	1.5
Building & Construction Products-Misc.	1.4
Satellite Telecom	1.4
Retail-Drug Store	1.4
Chemicals-Diversified	1.4
Rubber-Tires	1.2
Transport-Marine	1.2
Agricultural Chemicals	1.2
Beverages-Non-alcoholic	1.0
Web Portals/ISP	0.9
Energy-Alternate Sources	0.9
Medical-Wholesale Drug Distribution	0.9
Steel Pipe & Tube	0.4

99.4%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2019 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$723,751,735	$—	$—	$723,751,735
Repurchase Agreements	—	19,978,000	—	19,978,000

Total Investments at Value	$723,751,735	$19,978,000	$—	$743,729,735

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA VCP Dynamic Allocation Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2019 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

AFFILIATED REGISTERED INVESTMENT COMPANIES@# — 80.9%
Domestic Equity Investment Companies — 46.7%
Anchor Series Trust SA Wellington Capital Appreciation Portfolio, Class 1	5,582,818	$229,509,662
Seasons Series Trust SA Columbia Focused Value Portfolio, Class 1	9,568,535	177,592,012
Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio, Class 1	13,475,220	204,823,341
Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio, Class 1	21,831,105	352,354,031
Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio, Class 1	4,764,378	95,621,058
Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio, Class 1	8,083,610	132,247,859
Seasons Series Trust SA Multi-Managed Small Cap Portfolio, Class 1	6,425,214	87,318,662
Seasons Series Trust SA T. Rowe Price Growth Stock Portfolio, Class 1	13,097,853	310,681,085
SunAmerica Series Trust SA AB Growth Portfolio, Class 1	7,162,759	360,859,812
SunAmerica Series Trust SA Fidelity Institutional AM Real Estate Portfolio, Class 1	2,050,231	29,789,862
SunAmerica Series Trust SA Franklin Small Company Value Portfolio, Class 1	4,411,331	93,167,316
SunAmerica Series Trust SA Franklin U.S. Equity Smart Beta Portfolio, Class 1	4,468,931	68,687,475
SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio, Class 1	11,450,769	108,324,273
SunAmerica Series Trust SA Janus Focused Growth Portfolio, Class 1	5,658,354	91,891,668
SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio, Class 1	10,677,820	403,835,170
SunAmerica Series Trust SA JPMorgan Mid Cap Growth Portfolio, Class 1	4,950,392	98,463,305
SunAmerica Series Trust SA Large Cap Growth Index Portfolio, Class 1	8,069,043	142,418,604
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	43,858,911	1,076,736,265
SunAmerica Series Trust SA Large Cap Value Index Portfolio, Class 1	8,626,083	145,867,071
SunAmerica Series Trust SA Legg Mason BW Large Cap Value Portfolio, Class 1	11,836,141	258,856,411
SunAmerica Series Trust SA MFS Blue Chip Growth, Class 1	25,573,700	360,844,910
SunAmerica Series Trust SA MFS Massachusetts Investors Trust Portfolio, Class 1	13,076,346	333,185,302
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	7,527,676	84,836,911
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	7,499,729	83,546,984
SunAmerica Series Trust SA WellsCap Aggressive Growth Portfolio, Class 1	2,039,653	47,075,189

Total Domestic Equity Investment Companies (cost $4,829,868,611)		5,378,534,238

Domestic Fixed Income Investment Companies — 23.6%
Anchor Series Trust SA Wellington Government & Quality Bond Portfolio, Class 1	35,104,681	542,718,374
Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	51,593,972	634,605,855
Seasons Series Trust SA Wellington Real Return Portfolio, Class 1	17,875,414	175,357,811
SunAmerica Series Trust SA DFA Ultra Short Bond Portfolio, Class 1	7,991,114	86,463,853
SunAmerica Series Trust SA Federated Corporate Bond Portfolio, Class 1	19,394,505	274,044,362
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	16,544,937	178,850,774
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	11,817,637	122,903,426
SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio, Class 1	68,619,558	652,572,000
SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio, Class 1	8,719,939	50,401,246

Total Domestic Fixed Income Investment Companies (cost $2,609,739,217)		2,717,917,701

International Equity Investment Companies — 10.3%
Seasons Series Trust SA Multi-Managed International Equity Portfolio, Class 1	19,740,022	187,135,407
SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio, Class 1	2,809,729	39,589,079
SunAmerica Series Trust SA Fidelity Institutional International Growth Portfolio, Class 1	13,215,718	209,601,286
SunAmerica Series Trust SA International Index Portfolio, Class 1	12,084,120	136,188,036
SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio, Class 1	4,212,221	34,413,844
SunAmerica Series Trust SA JPMorgan Global Equities Portfolio, Class 1	9,627,749	190,436,867
SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio, Class 1	20,425,876	213,246,149
SunAmerica Series Trust SA Templeton Foreign Value Portfolio, Class 1	12,198,959	172,981,240

Total International Equity Investment Companies (cost $1,113,844,980)		1,183,591,908

International Fixed Income Investment Companies — 0.3%
SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio, Class 1 (cost $36,302,642)	3,294,616	37,229,158

Total Affiliated Registered Investment Companies (cost $8,589,755,450)		9,317,273,005

U.S. GOVERNMENT TREASURIES — 15.5%
United States Treasury Bonds — 0.4%
6.13% due 11/15/2027	$17,066,000	22,832,441
6.38% due 08/15/2027	16,086,000	21,661,433

		44,493,874

United States Treasury Notes — 15.1%
1.63% due 08/15/2029	149,162,000	148,270,524
2.00% due 11/15/2026(1)	49,551,700	50,858,239
2.25% due 02/15/2027	182,615,500	190,661,996
2.25% due 08/15/2027(1)	137,523,500	143,814,126
2.25% due 11/15/2027	130,624,300	136,680,982
2.38% due 05/15/2027	148,582,000	156,649,539
2.38% due 05/15/2029	139,405,000	147,818,309
2.63% due 02/15/2029	146,519,800	158,413,088
2.75% due 02/15/2028	92,391,300	100,291,478
2.88% due 05/15/2028	154,664,500	169,653,665
2.88% due 08/15/2028	152,956,000	168,024,555
3.13% due 11/15/2028	155,906,100	174,827,985

		1,745,964,486

Total U.S. Government Treasuries (cost $1,680,632,872)		1,790,458,360

OPTIONS - PURCHASED — 0.8%
Over the Counter Put Options - Purchased(3) (cost $126,424,793)	2,620,000	86,317,063

Total Long-Term Investment Securities (cost $10,396,813,115)		11,194,048,428

SHORT-TERM INVESTMENT SECURITIES — 3.3%
Registered Investment Companies — 3.3%
AllianceBernstein Government STIF Portfolio, Class AB 1.88%(2) (cost $385,513,278)	385,513,278	385,513,278

TOTAL INVESTMENTS (cost $10,782,326,393)	100.5%	11,579,561,706
Liabilities in excess of other assets	(0.5)	(62,848,482)

NET ASSETS	100.0%	$11,516,713,224

@

The SunAmerica Series Trust SA VCP Dynamic Allocation Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the SunAmerica Series Trust, Anchor Series Trust, and the Seasons Series Trust, some of which are not presented in this report. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus.

#	See Note 2

STIF	— Short Term Index Fund

(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)	The rate shown is the 7-day yield as of October 31, 2019.
(3)	Purchased Options:

Over the Counter Put Options - Purchased

Issue	Counterparty	Expiration Month	Strike Price	Number of Contracts	Notional Amount*	Premiums Paid	Value at October 31, 2019	Unrealized Appreciation/ (Depreciation)
S&P 500 Index	Citibank, N.A.	June 2020	$2,475	110,000	$334,131,600	$5,125,230	$3,707,685	$(1,417,545)
S&P 500 Index	Citibank, N.A.	June 2020	2,475	250,000	759,390,000	10,348,575	8,426,558	(1,922,017)
S&P 500 Index	Citibank, N.A.	March 2020	2,625	400,000	1,215,024,000	19,721,280	10,968,185	(8,753,095)
S&P 500 Index	Citibank, N.A.	March 2020	2,625	100,000	303,756,000	5,423,560	2,742,046	(2,681,514)
S&P 500 Index	Citibank, N.A.	March 2020	2,700	110,000	334,131,600	6,754,528	4,257,849	(2,496,679)
S&P 500 Index	Goldman Sachs International	March 2020	2,700	610,000	1,852,911,600	35,320,159	23,611,710	(11,708,449)
S&P 500 Index	JPMorgan Chase Bank	June 2020	2,475	70,000	212,629,200	2,803,500	2,359,436	(444,064)
S&P 500 Index	UBS AG	June 2020	2,475	580,000	1,761,784,800	22,677,826	19,549,613	(3,128,213)
S&P 500 Index	UBS AG	March 2020	2,625	40,000	121,502,400	1,700,000	1,096,819	(603,181)
S&P 500 Index	UBS AG	March 2020	2,625	350,000	1,063,146,000	16,550,135	9,597,162	(6,952,973)

						$126,424,793	$86,317,063	$(40,107,730)

*	Notional amount is calculated by multiplying the number of contracts by the multiplier by the market value of the underlying security or index.

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
16,300	Long	S&P 500 E-Mini Index	December 2019	$2,445,392,133	$2,474,177,000	$28,784,867

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2019 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$9,317,273,005	$—	$—	$9,317,273,005
U.S. Government Treasuries	—	1,790,458,360	—	1,790,458,360
Options-Purchased	—	86,317,063	—	86,317,063
Short-Term Investment securities	385,513,278	—	—	385,513,278

Total Investments at Value	$9,702,786,283	$1,876,775,423	$—	$11,579,561,706

Other Financial Instruments:†
Futures Contracts	$28,784,867	$—	$—	$28,784,867

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA VCP Dynamic Strategy Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2019 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

AFFILIATED REGISTERED INVESTMENT COMPANIES @# — 81.6%
Domestic Equity Investment Companies — 55.4%
Anchor Series Trust SA Wellington Capital Appreciation Portfolio, Class 1	819,078	$33,672,288
Seasons Series Trust SA Columbia Focused Value Portfolio, Class 1	4,278,586	79,410,562
Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio, Class 1	10,630,641	161,585,745
Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio, Class 1	16,301,622	263,108,182
Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio, Class 1	3,779,765	75,859,893
Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio, Class 1	2,540,715	41,566,090
Seasons Series Trust SA Multi-Managed Small Cap Portfolio, Class 1	8,647,282	117,516,561
SunAmerica Series Trust SA AB Growth Portfolio, Class 1	4,116,987	207,413,783
SunAmerica Series Trust SA AB Small & Mid Cap Value Portfolio, Class 1	5,585,644	79,204,430
SunAmerica Series Trust SA Dogs of Wall Street Portfolio, Class 1	10,488,256	154,596,897
SunAmerica Series Trust SA Fidelity Institutional AM Real Estate Portfolio, Class 1	2,084,663	30,290,155
SunAmerica Series Trust SA Franklin Small Company Value Portfolio, Class 1	1,623,664	34,291,784
SunAmerica Series Trust SA Franklin U.S. Equity Smart Beta Portfolio, Class 1	1,691,607	26,000,000
SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio, Class 1	2,447,556	23,153,883
SunAmerica Series Trust SA Janus Focused Growth Portfolio, Class 1	9,188,835	149,226,676
SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio, Class 1	6,054,773	228,991,527
SunAmerica Series Trust SA JPMorgan Mid Cap Growth Portfolio, Class 1	3,205,362	63,754,642
SunAmerica Series Trust SA Large Cap Growth Index Portfolio, Class 1	5,407,324	95,439,274
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	19,897,369	488,480,411
SunAmerica Series Trust SA Large Cap Value Index Portfolio, Class 1	4,656,102	78,734,678
SunAmerica Series Trust SA Legg Mason BW Large Cap Value Portfolio, Class 1	7,861,091	171,922,050
SunAmerica Series Trust SA MFS Blue Chip Growth, Class 1	10,935,756	154,303,514
SunAmerica Series Trust SA MFS Massachusetts Investors Trust Portfolio, Class 1	9,874,664	251,606,449
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	4,116,854	46,396,948
SunAmerica Series Trust SA Oppenheimer Main Street Large Cap Portfolio, Class 1	10,511,854	253,545,914
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	3,987,528	44,421,060

Total Domestic Equity Investment Companies (cost $2,970,604,080)		3,354,493,396

Domestic Fixed Income Investment Companies — 15.5%
Anchor Series Trust SA Wellington Government & Quality Bond Portfolio, Class 1	11,402,129	176,276,921
Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	13,986,496	172,033,898
Seasons Series Trust SA Wellington Real Return Portfolio, Class 1	6,364,518	62,435,920
SunAmerica Series Trust SA DFA Ultra Short Bond Portfolio, Class 1	3,178,301	34,389,216
SunAmerica Series Trust SA Federated Corporate Bond Portfolio, Class 1	6,811,098	96,240,819
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	7,387,381	79,857,585
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	5,911,119	61,475,635
SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio, Class 1	25,046,596	238,193,129
SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio, Class 1	3,128,161	18,080,771

Total Domestic Fixed Income Investment Companies (cost $900,570,281)		938,983,894

International Equity Investment Companies — 10.1%
Seasons Series Trust SA Multi-Managed International Equity Portfolio, Class 1	9,315,459	88,310,550
SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio, Class 1	1,920,374	27,058,069
SunAmerica Series Trust SA Fidelity Institutional International Growth Portfolio, Class 1	4,653,570	73,805,619
SunAmerica Series Trust SA International Index Portfolio, Class 1	6,196,484	69,834,379
SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio, Class 1	1,829,283	14,945,239
SunAmerica Series Trust SA JPMorgan Global Equities Portfolio, Class 1	4,700,459	92,975,089
SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio, Class 1	3,654,485	38,152,824
SunAmerica Series Trust SA Putnam International Growth and Income Portfolio, Class 1	8,317,283	85,335,325
SunAmerica Series Trust SA Templeton Foreign Value Portfolio, Class 1	8,436,681	119,632,140

Total International Equity Investment Companies (cost $586,417,627)		610,049,234

International Fixed Income Investment Companies — 0.6%
SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio, Class 1 (cost $37,184,686)	3,271,505	36,968,007

Total Affiliated Registered Investment Companies (cost $4,494,776,674)		4,940,494,531

U.S. GOVERNMENT TREASURIES — 15.6%
United States Treasury Bonds — 0.4%
6.13% due 11/15/2027	$9,218,000	12,332,676
6.38% due 08/15/2027	8,310,000	11,190,259

		23,522,935

United States Treasury Notes — 15.2%
1.63% due 08/15/2029	78,841,000	78,369,802
2.00% due 11/15/2026(1)	21,164,800	21,722,856
2.25% due 02/15/2027(1)	98,764,000	103,115,789
2.25% due 08/15/2027	66,322,900	69,356,655
2.25% due 11/15/2027	69,181,000	72,388,728
2.38% due 05/15/2027	78,917,000	83,201,947
2.38% due 05/15/2029	77,753,000	82,445,515
2.63% due 02/15/2029	72,035,000	77,882,216
2.75% due 02/15/2028	77,950,800	84,616,202
2.88% due 05/15/2028	60,090,700	65,914,334
2.88% due 08/15/2028	82,722,300	90,871,739
3.13% due 11/15/2028	83,073,500	93,155,897

		923,041,680

Total U.S. Government Treasuries (cost $888,616,991)		946,564,615

OPTIONS - PURCHASED — 0.7%
Over the Counter Put Options – Purchased(3) (cost $66,628,043)	1,380,000	45,285,123

Total Long-Term Investment Securities (cost $5,450,021,708)		5,932,344,269

SHORT-TERM INVESTMENT SECURITIES — 2.5%
Registered Investment Companies — 2.5%
AllianceBernstein Government STIF Portfolio, Class AB 1.88%(2) (cost $149,214,904)	149,214,904	149,214,904

TOTAL INVESTMENTS (cost $5,599,236,612)	100.4%	6,081,559,173
Liabilities in excess of other assets	(0.4)	(25,735,875)

NET ASSETS	100.0%	$6,055,823,298

@

The SunAmerica Series Trust SA VCP Dynamic Strategy Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of SunAmerica Series Trust, Anchor Series Trust, and Seasons Series Trust, some of which are not presented in this report. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus.

#	See Note 2

STIF — Short Term Index Fund

(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)	The rate shown is the 7-day yield as of October 31, 2019.
(3)	Options — Purchased

Over the Counter Put Options - Purchased

Issue	Counterparty	Expiration Month	Strike Price	Number of Contracts	Notional Amount*	Premiums Paid	Value at October 31, 2019	Unrealized Appreciation (Depreciation)
S&P 500 Index	Citibank, N.A.	March 2020	$2,625	50,000	$151,878,000	$2,711,780	$1,371,023	$(1,340,757)
S&P 500 Index	Citibank, N.A.	March 2020	2,625	200,000	607,512,000	9,860,640	5,484,092	(4,376,548)
S&P 500 Index	Citibank, N.A.	March 2020	2,700	80,000	243,004,800	4,912,384	3,096,618	(1,815,766)
S&P 500 Index	Citibank, N.A.	June 2020	2,475	60,000	182,253,600	2,795,580	2,022,374	(773,206)
S&P 500 Index	Citibank, N.A.	June 2020	2,475	130,000	394,882,800	5,381,259	4,381,810	(999,449)
S&P 500 Index	Goldman Sachs International	March 2020	2,700	290,000	880,892,400	16,791,551	11,225,239	(5,566,312)
S&P 500 Index	JPMorgan Chase Bank	June 2020	2,475	20,000	60,751,200	801,000	674,125	(126,875)
S&P 500 Index	UBS AG	March 2020	2,625	20,000	60,751,200	850,000	548,409	(301,591)
S&P 500 Index	UBS AG	March 2020	2,625	220,000	668,263,200	10,402,942	6,032,502	(4,370,440)
S&P 500 Index	UBS AG	June 2020	2,475	310,000	941,643,600	12,120,907	10,448,931	(1,671,976)

						$66,628,043	$45,285,123	$(21,342,920)

*	Notional amount is calculated by multiplying the number of contracts by the multiplier by the market value of the underlying security or index.

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
5,200	Long	S&P 500 E-Mini Index	December 2019	$777,042,279	$789,308,000	12,265,721

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2019 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$4,940,494,531	$—	$—	$4,940,494,531
U.S. Government Treasuries	—	946,564,615	—	946,564,615
Options - Purchased	—	45,285,123	—	45,285,123
Short-Term Investment Securities	149,214,904	—	—	149,214,904

Total Investments at Value	$5,089,709,435	$991,849,738	$—	$6,081,559,173

Other Financial Instruments:†
Futures Contracts	$12,265,721	$—	$—	$12,265,721

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA VCP Index Allocation Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2019 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

AFFILIATED REGISTERED INVESTMENT COMPANIES@# — 81.4%
Domestic Equity Investment Companies — 47.6%
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	5,377,193	$132,010,088
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	1,880,929	21,198,071
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	1,029,542	11,469,101

Total Domestic Equity Investment Companies (cost $156,565,156)		164,677,260

Domestic Fixed Income Investment Companies — 24.7%
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	4,953,981	53,552,531
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	3,043,498	31,652,378

Total Domestic Fixed Income Investment Companies (cost $80,527,016)		85,204,909

International Equity Investment Companies — 9.1%
SunAmerica Series Trust SA International Index Portfolio, Class 1 (cost $30,276,425)	2,798,281	31,536,632

Total Affiliated Registered Investment Companies (cost $267,368,597)		281,418,801

OPTIONS—PURCHASED — 0.0%
Exchanged-Traded Put Options-Purchased(1) (cost $1,276,638)	506	63,250

Total Long-Term Investment Securities (cost $268,645,235)		281,482,051

SHORT-TERM INVESTMENT SECURITIES — 18.8%
Registered Investment Companies — 17.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.75%(2)	60,129,071	60,129,071
T. Rowe Price Treasury Reserve Fund 1.83%(2)	1,041	1,041

		60,130,112

U.S. Government Treasuries — 1.4%
United States Treasury Bills 2.15% due 11/07/2019(3)	$5,060,000	5,058,658

Total Short-Term Investment Securities (cost $65,188,316)		65,188,770

TOTAL INVESTMENTS (cost $333,833,551)	100.2%	346,670,821
Liabilities in excess of other assets	(0.2)	(741,588)

NET ASSETS	100.0%	$345,929,233

@

The SunAmerica Series Trust SA VCP Index Allocation Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the SunAmerica Series Trust. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.aig.com/get prospectus.

#	See Note 2
(1)	Options — Purchased

Exchange-Traded Put Options—Purchased
Issue	Expiration Month	Strike Price	Number of Contracts	Notional Amount*	Premiums Paid	Value at October 31, 2019	Unrealized Appreciation (Depreciation)
S&P 500 Index	December 2019	$2,375	506	$153,700,536	$1,276,638	$63,250	$(1,213,388)

*	Notional amount is calculated by multplying number of contracts by the multiplier by the market value of the underlying security or index.
(2)	The rate shown is the 7-day yield as of October 31, 2019.
(3)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
141	Long	MSCI EAFE Index	December 2019	$13,474,968	$13,798,260	$323,292
509	Long	S&P 500 E-Mini Index	December 2019	76,548,102	77,261,110	713,008
53	Short	U.S. Treasury 2 Year Notes	December 2019	11,446,862	11,426,883	19,979
63	Short	U.S. Treasury 5 Year Notes	December 2019	7,556,966	7,509,797	47,169
58	Short	U.S. Treasury 10 Year Notes	December 2019	7,633,263	7,557,219	76,044
15	Short	U.S. Treasury Long Bonds	December 2019	2,453,252	2,420,625	32,627
16	Short	U.S. Treasury Ultra Bonds	December 2019	3,133,107	3,036,000	97,107

						$1,309,226

						Unrealized Depreciation
81	Long	E-Mini Russell 2000 Index	December 2019	$6,407,680	$6,331,770	$(75,910)
53	Long	S&P 400 E-Mini Index	December 2019	10,416,601	10,361,500	(55,101)

						$(131,011)

		Net Unrealized Appreciation (Depreciation)				$1,178,215

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2019 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$281,418,801	$—	$—	$281,418,801
Options-Purchased	63,250	—	—	63,250
Short-Term Investment Securities:
Registered Investment Companies	60,130,112	—	—	60,130,112
U.S. Government Treasuries	—	5,058,658	—	5,058,658

Total Investments at Value	$341,612,163	$5,058,658	$—	$346,670,821

Other Financial Instruments:†
Futures Contracts	$1,309,226	$—	$—	$1,309,226

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$131,011	$—	$—	$131,011

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA WellsCap Aggressive Growth Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2019 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS — 97.4%
Aerospace/Defense — 1.5%
Teledyne Technologies, Inc.†	5,520	$1,819,392

Apparel Manufacturers — 1.1%
Under Armour, Inc., Class C†	72,750	1,345,875

Building & Construction Products-Misc. — 1.0%
Trex Co., Inc.†	14,330	1,259,464

Building & Construction-Misc. — 1.3%
WillScot Corp.†	100,157	1,578,474

Chemicals-Specialty — 2.3%
Ingevity Corp.†	17,300	1,456,833
Rogers Corp.†	10,662	1,444,488

		2,901,321

Commercial Services-Finance — 5.0%
Avalara, Inc.†	20,550	1,459,050
Euronet Worldwide, Inc.†	15,450	2,164,081
WEX, Inc.†	13,787	2,608,225

		6,231,356

Computer Services — 5.4%
Elastic NV†	16,610	1,196,086
EPAM Systems, Inc.†	11,858	2,086,534
Globant SA†	16,450	1,534,127
WNS Holdings, Ltd. ADR†	31,840	1,968,985

		6,785,732

Computer Software — 4.8%
Envestnet, Inc.†	20,320	1,269,797
InterXion Holding NV†	14,240	1,256,253
MongoDB, Inc.†	13,090	1,672,509
Twilio, Inc., Class A†	18,020	1,740,011

		5,938,570

Computers-Integrated Systems — 1.0%
NCR Corp.†	42,520	1,242,009

Consulting Services — 2.0%
Booz Allen Hamilton Holding Corp.	35,020	2,464,357

Distribution/Wholesale — 2.8%
IAA, Inc.†	46,620	1,778,553
SiteOne Landscape Supply, Inc.†	18,966	1,670,146

		3,448,699

Diversified Manufacturing Operations — 1.7%
Carlisle Cos., Inc.	14,000	2,131,780

Drug Delivery Systems — 2.1%
DexCom, Inc.†	17,080	2,634,419

E-Commerce/Products — 1.4%
Etsy, Inc.†	38,540	1,714,645

E-Commerce/Services — 2.8%
Match Group, Inc.	20,760	1,515,273
MercadoLibre, Inc.†	3,908	2,038,100

		3,553,373

Electric Products-Misc. — 1.5%
Novanta, Inc.†	20,430	1,819,292

Electronic Components-Semiconductors — 1.3%
Lattice Semiconductor Corp.†	82,280	1,611,865

Electronics-Military — 1.5%
Mercury Systems, Inc.†	25,000	1,841,500

Enterprise Software/Service — 3.6%
Black Knight, Inc.†	43,720	2,806,824
Veeva Systems, Inc., Class A†	12,320	1,747,346

		4,554,170

Entertainment Software — 1.7%
Take-Two Interactive Software, Inc.†	17,249	2,075,917

Environmental Consulting & Engineering — 1.7%
Tetra Tech, Inc.	24,150	2,112,401

Finance-Credit Card — 0.8%
Pagseguro Digital, Ltd., Class A†	28,430	1,054,184

Food-Misc./Diversified — 1.4%
Lamb Weston Holdings, Inc.	23,090	1,801,944

Food-Wholesale/Distribution — 1.3%
US Foods Holding Corp.†	40,570	1,609,412

Health Care Cost Containment — 1.4%
HealthEquity, Inc.†	31,932	1,813,418

Instruments-Controls — 1.6%
Woodward, Inc.	18,450	1,967,877

Internet Application Software — 3.1%
Okta, Inc.†	16,770	1,829,104
Zendesk, Inc.†	28,500	2,013,525

		3,842,629

Machinery-General Industrial — 1.4%
Middleby Corp.†	14,190	1,716,281

Medical Instruments — 0.8%
Silk Road Medical, Inc.†	29,126	964,653

Medical Labs & Testing Services — 1.6%
Catalent, Inc.†	32,420	1,577,233
Natera, Inc.†	12,059	464,513

		2,041,746

Medical Products — 3.2%
Haemonetics Corp.†	15,720	1,897,876
ICU Medical, Inc.†	4,000	646,440
iRhythm Technologies, Inc.†	21,640	1,445,985

		3,990,301

Medical-Biomedical/Gene — 5.8%
Bio-Rad Laboratories, Inc., Class A†	4,830	1,601,725
CRISPR Therapeutics AG†	13,305	670,173
Deciphera Pharmaceuticals, Inc.†	13,379	593,225
Exact Sciences Corp.†	26,650	2,318,550
Immunomedics, Inc.†	49,680	794,880
Precision BioSciences, Inc.†	9,899	64,244
Twist Bioscience Corp.†	24,020	572,156
Zai Lab, Ltd. ADR†	19,324	652,958

		7,267,911

Medical-Drugs — 0.5%
Turning Point Therapeutics, Inc.†	15,998	613,683

Medical-Outpatient/Home Medical — 1.1%
Amedisys, Inc.†	10,590	1,361,027

Miscellaneous Manufacturing — 1.5%
AptarGroup, Inc.	15,480	1,828,962

Non-Hazardous Waste Disposal — 3.8%
Casella Waste Systems, Inc., Class A†	43,942	1,915,432
Waste Connections, Inc.	30,691	2,835,848

		4,751,280

Patient Monitoring Equipment — 1.6%
Insulet Corp.†	13,820	2,008,322

Resort/Theme Parks — 1.7%
Vail Resorts, Inc.	9,062	2,105,737

Retail-Apparel/Shoe — 1.7%
Burlington Stores, Inc.†	10,865	2,087,927

Retail-Automobile — 1.0%
Carvana Co.†	14,980	1,214,578

Retail-Misc./Diversified — 1.7%
Five Below, Inc.†	16,510	2,065,566

Retail-Restaurants — 3.0%
Chipotle Mexican Grill, Inc.†	2,310	1,797,550
Domino’s Pizza, Inc.	7,320	1,988,258

		3,785,808

Schools — 1.7%
Bright Horizons Family Solutions, Inc.†	14,191	2,107,647

Security Services — 1.2%
Brink’s Co.	17,500	1,486,800

Television — 1.1%
World Wrestling Entertainment, Inc., Class A	24,670	1,382,507

Therapeutics — 0.6%
Sarepta Therapeutics, Inc.†	8,820	732,589

Tools-Hand Held — 1.5%
MSA Safety, Inc.	16,040	1,925,923

Transport-Truck — 1.7%
Saia, Inc.†	23,290	2,077,468

Veterinary Diagnostics — 1.0%
Elanco Animal Health, Inc.†	46,658	1,260,699

Wireless Equipment — 1.1%
Motorola Solutions, Inc.	8,250	1,372,140

Total Long-Term Investment Securities (cost $97,380,966)		121,303,630

REPURCHASE AGREEMENTS — 2.3%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.25%, dated 10/31/2019, to be repurchased 11/01/2019 in the amount $2,828,020 collateralized by $2,805,000 of United States Treasury Bills, bearing interest at 2.00% due 11/15/2026 and having an approximate value of $2,885,043. (cost $ 2,828,000)	$2,828,000	2,828,000

TOTAL INVESTMENTS (cost $100,208,966)	99.7%	124,131,630
Other assets less liabilities	0.3	386,471

NET ASSETS	100.0%	$124,518,101

†	Non-income producing security

ADR — American Depository Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2019 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$121,303,630	$—	$—	$121,303,630
Repurchase Agreements	—	2,828,000	—	2,828,000

Total Investments at Value	$121,303,630	$2,828,000	$—	$124,131,630

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS—October 31, 2019—(unaudited)

Note 1. Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“GAAP”), the Portfolios disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Portfolios would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Trustees (the “Board”), etc.)

Level 3—Significant unobservable inputs (includes inputs that reflect the Portfolios’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of the Portfolios’ assets and liabilities classified in the fair value hierarchy as of October 31, 2019, is reported on a schedule at the end of each Portfolio’s Portfolio of Investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Portfolios use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Portfolio’s shares, and a Portfolio may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on the review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Portfolios may also fair value securities in other situations, for example, when a particular foreign market is closed but a Portfolio is open. For foreign equity securities and foreign equity futures contracts, the Portfolios use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds, debentures, and other debt securities, are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service, and are generally categorized as Level 2. The pricing service may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

Senior floating rate loans (“Loans”) are valued at the average of available bids in the market for such Loans, as provided by a Board-approved loan pricing service, and are generally categorized as Level 2.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in registered investment companies are generally categorized as Level 1.

Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade reported by a Board-approved pricing service, and are generally categorized as Level 1. Swap contracts traded on national securities exchanges are valued at the closing price of the exchange on which they are traded or if a closing price of the exchange is not available, the swap will be valued using a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Swap contracts traded in the over-the-counter (“OTC”) market are valued at a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Option contracts traded on national securities exchanges are valued at the mean of the last bid and ask price reported by a Board-approved pricing service as of the close of the exchange on which they are traded, and are generally categorized as Level 1. Option contracts traded in the over-the-counter (“OTC”) market are valued at the mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Forward foreign currency contracts (“forward contracts”) are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or OTC market, and are generally categorized as Level 1 or Level 2.

The Board is responsible for the share valuation process and has adopted policies and procedures (the “PRC Procedures”) for valuing the securities and other assets held by the Portfolios, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Trust’s fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

Derivative Instruments:

Forward Foreign Currency Contracts: During the period, the SA BlackRock VCP Global Multi Asset, SA Goldman Sachs Global Bond, SA Goldman Sachs Multi-Asset Insights, SA Invesco VCP Equity-Income, SA Putnam International Growth and Income, SA Schroders VCP Global Allocation and SA T. Rowe Price VCP Balanced Portfolios used forward currency contracts to attempt to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. In addition, the SA BlackRock VCP Global Multi Asset, SA Goldman Sachs Global Bond, SA PIMCO VCP Tactical Balanced and SA Schroders VCP Global Allocation Portfolios also used forward currency contracts to enhance returns.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by a Portfolio as unrealized appreciation or depreciation. On the settlement date, a Portfolio records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks to a Portfolio of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Portfolio’s loss will generally consist of the net amount of contractual payments that the Portfolio has not yet received though the Portfolio’s maximum exposure due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported on the Portfolio of Investments. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Forward foreign currency contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.

Futures: During the period, the SA Federated Corporate Bond and SA Goldman Sachs Global Bond Portfolios used futures contracts to manage duration and yield curve positioning. The SA Goldman Sachs Multi-Asset Insights Portfolio used equity index futures contracts to passively replicate exposure to global developed large cap equities, U.S. small cap equities and emerging market equities. In addition, the SA Goldman Sachs Multi-Asset Insights Portfolio used treasury futures to passively replicate exposure to U.S. Treasury bonds, U.S. investment grade credit and U.S. long duration corporate bonds. The SA JPMorgan MFS Core Bond Portfolio used futures contracts to increase or decrease exposure to bond markets, to manage duration and yield curve positioning, and hedge against changes in interest rates. The SA BlackRock VCP Global Multi Asset, SA JPMorgan Diversified Balanced, SA PIMCO VCP Tactical Balanced, SA Schroders VCP Global Allocation, SA T. Rowe Price Asset Allocation Growth and SA T. Rowe Price VCP Balanced Portfolios used futures contracts to increase or decrease exposure to equity and bond markets and to hedge against changes in interest rates, and prices of bonds. The SA Emerging Markets Equity Index, SA Fidelity Institutional AM® International Growth, SA International Index, SA Invesco VCP Equity-Income, SA Large Cap Growth Index, SA Large Cap Index, SA Large Cap Value Index, SA Mid Cap Index, SA Small Cap Index, SA VCP Dynamic Allocation, SA VCP Dynamic Strategy and SA VCP Index Allocation Portfolios used futures contracts to increase or decrease exposure to equity markets. The SA BlackRock VCP Global Multi Asset Portfolio also used futures contracts to control currency exposure. The SA Legg Mason Tactical Opportunities Portfolio used futures contracts to increase or decrease exposure to equity and bond markets for tactical and risk management purposes. In addition, the SA Schroders VCP Global Allocation Portfolio used futures contracts to manage duration.

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Portfolio will be required to segregate an initial margin payment of cash or other liquid securities with the futures commission merchant (the “broker”). Subsequent payments are made or received by a Portfolio as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. Such receipts or payments are recorded as variation margin for changes in the value of the contracts and as cash collateral for futures contracts for the changes in the value of the initial margin requirement. When a contract is closed, a Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The primary risk to a Portfolio of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security or securities. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While a Portfolio will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, the Portfolio may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Portfolio has insufficient cash to meet margin requirements, the Portfolio may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty risk to a Portfolio since the futures contracts are generally exchange-traded.

Futures contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.

Options: During the period, the SA BlackRock VCP Global Multi Asset, SA Invesco VCP Equity-Income, SA PIMCO VCP Tactical Balanced, SA Schroders VCP Global Allocation, SA T. Rowe Price VCP Balanced, SA VCP Dynamic Allocation, SA VCP Dynamic Strategy and SA VCP Index Allocation Portfolios used options contracts to seek protection against a decline in the value of a Portfolio’s securities or an increase in prices of securities that may be purchased or to generate income. The SA Goldman Sachs Global Bond Portfolio used options contracts to manage exposure to fluctuations in interest rates and to express active views to enhance returns.

An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. When a Portfolio writes a call or a put option, it receives a premium which is equal to the current market value of the option written. If a Portfolio purchases a call or a put option, it pays a premium which reflects the current market value of the option. The option position is marked-to-market daily and its value fluctuates based upon the value of the underlying financial instrument, time to expiration, cost of borrowing funds, and volatility of the value of the underlying financial instrument. If an option which a Portfolio has written either expires on its stipulated expiration date, or if the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which a Portfolio has written is exercised, the Portfolio realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which a Portfolio has written is exercised, the amount of the premium originally received reduces the cost of the security which the Portfolio purchased upon exercise of the option. Options may be traded on a national securities exchange or in the OTC market.

Risks to a Portfolio of entering into option contracts include counterparty risk, market risk and, with respect to OTC options, illiquidity risk. Counterparty risk arises from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Portfolio’s loss will consist of the net amount of contractual payments that the Portfolio has not yet received. Market risk is the risk that there will be an unfavorable change in the value of the underlying securities. There is also the risk a Portfolio may not be able to enter into a closing transaction because of an illiquid market. In addition, unlisted options are not traded on an exchange and may not be as actively traded as listed options, making the valuation of such securities more difficult. An unlisted option also entails a greater risk that the party on the other side of the option transaction may default, which would make it impossible to close out an unlisted option position in some cases, and profits related to the transaction lost thereby.

Option contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.

Swap Contracts: Certain Funds may enter into credit default, interest rate, equity and/or total return swap contracts. Swap contracts are privately negotiated in the OTC market and may be entered into as a bilateral contract or a centrally cleared contract (“centrally cleared swaps”). In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and a Fund faces the CCP through a broker. Upon entering into a centrally cleared swap, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Portfolio of Investments.

Unlike a bilateral swap contract, for centrally cleared swaps, the Funds have no credit exposure to the counterparty as the CCP stands between the Funds and the counterparty. Swaps are marked-to-market daily and the changes in value are recorded as an unrealized gain (loss). The daily change in valuation of swap contracts, if any, is recorded as unrealized appreciation (depreciation) on swap contracts. When the swap is terminated, the Funds will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract, if any. Generally, the basis of the contracts is the premium received or paid. The Funds amortize upfront payments and receipts on swap contracts on a daily basis. Net periodic payments made or received by a Funds are included as part of realized gain (loss).

Credit Default Swap Agreements: During the period, the SA Goldman Sachs Global Bond Portfolio used credit default swaps to manage credit risk and to express active credit views to enhance return. The SA Goldman Sachs Multi-Asset Insights Portfolio used investment grade credit default swaps to passively replicate credit spread duration exposure to U.S. investment grade credit and U.S. long duration corporate bonds. The SA PIMCO VCP Tactical Balanced Portfolio used credit default swaps as a substitute for physical securities.

Credit default swaps generally are contracts in which one party makes periodic fixed-rate payments or a one time premium payment (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified payment in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swaps, a Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap. If a Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. As a buyer of protection on credit default swaps, a Portfolio will make periodic payments, similar to an insurance premium and the seller of protection agrees to compensate the Portfolio for future potential losses as a result of a credit event on the reference bond or other asset. A Portfolio effectively transfers the credit event risk of the reference bond or asset from it to the seller of protection. If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swaps on corporate issues or sovereign issues of an emerging market country are contracts in which the buyer of protection makes periodic fixed payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Portfolio may use credit default swaps on corporate issues or sovereign issues of an emerging market country to provide a measure of protection against defaults of the issuers (i.e., to reduce credit risk where the Portfolio owns or has exposure to the referenced obligation) or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swaps on asset-backed securities are contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. Unlike credit default swaps on corporate issues or sovereign issues of an emerging market country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Portfolio may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

Credit default swaps on credit indices are generally contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index.

The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds which is less expensive than it would be to enter into many credit default swaps to achieve a similar effect. Credit-default swaps on indices are used for protecting investors owning bonds against default, and also to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swaps on corporate issues or sovereign issues of an emerging market country as of period end are reported on a schedule at the end of each Portfolio’s Portfolio of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-based securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that a Portfolio as a seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swaps outstanding at the end of the period for which a Portfolio is the seller of protection, if any, are disclosed on a schedule at the end of each Portfolio’s Portfolio of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swaps entered into by a Portfolio for the same referenced entity or entities.

Credit default swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.

Equity Swap Agreements: During the period, the PIMCO VCP Tactical Balanced Portfolio used equity swaps, a type of total return swap, to gain exposure to a security or market index and to enhance total returns.

Equity swaps and total return swaps, a type of equity swap, are contracts that are typically entered into for the purpose of investing in a security or index without owning or taking physical custody of securities. Total return swaps are contracts that obligate a party to pay or receive interest in exchange for the payment by the other party of the total return generated by a security, a basket of securities, an index or an index component. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Portfolio will receive a payment from or make a payment to the counterparty.

The counterparty to an equity swap will typically be a bank, investment banking firm or broker/dealer. Equity swaps may be structured in different ways. The counterparty will generally agree to pay a Portfolio the amount, if any, by which the notional amount of the equity swap contract would have increased in value had it been invested in particular stocks (or an index of stocks), plus the dividends that would have been received on those stocks. In these cases, a Portfolio may agree to pay to the counterparty a floating rate of interest on the notional amount of the equity swap contract plus the amount, if any, by which that notional amount would have decreased in value had it been invested in such stocks.

Therefore, the return to a Portfolio on any equity swap should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Portfolio on the notional amount. In other cases, the counterparty and a Portfolio may agree to pay the other the difference between the relative investment performances that would have been achieved if the notional amount of the equity swap contract had been invested in different stocks (or indices of stocks).

A Portfolio will generally enter into equity swaps only on a net basis, which means that the two payment streams are netted against each other, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of an equity swap contract or periodically during its term. Equity swaps normally do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to equity swaps is normally limited to the net amount of payments that a Portfolio is contractually obligated to make. If the counterparty to an equity swap defaults, a Portfolio’s risk of loss consists of the net discounted amount of payments that the Portfolio is contractually entitled to receive, if any. In addition, the value of some components of an equity swap (such as the dividends on a common stock) may also be sensitive to changes in interest rates.

Equity swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.

Interest Rate Swap Agreements: During the period, the SA Goldman Sachs Global Bond Portfolio used interest rate swap agreements, to manage exposure to fluctuations in interest rates and/or express inflation views to enhance returns. The SA PIMCO VCP Tactical Balanced Portfolio used interest rate swap agreements to manage exposure to fluctuations in interest rates.

Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Since interest rate swaps are individually negotiated, a Portfolio expects to achieve an acceptable degree of correlation between their respective portfolio investments and their interest rate positions. A Portfolio will enter into interest rate swaps only on a net basis, which means that the two payment streams are netted out, with the Portfolios receiving or paying, as the case may be, only the net amount of the two payments.

Interest rate swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that a Portfolio is contractually obligated to make. If the other party to an interest rate swap defaults, a Portfolio’s risk of loss consists of the net discounted amount of interest payments that the Portfolio is contractually entitled to receive, if any. The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

Interest rate swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.

Risks of Entering into Swap Agreements: Risks to a Portfolio of entering into credit default swaps, equity swaps and interest rate swaps, include credit risk, market risk, counterparty risk, liquidity risk and documentation risk. By entering into swap agreements, a Portfolio may be exposed to risk of potential loss due to unfavorable changes in interest rates, the price of the underlying security or index, or the underlying referenced asset’s perceived or actual credit, that the counterparty may default on its obligation to perform or the possibility that there is no liquid market for these agreements. There is also the risk that the parties may disagree as to the meaning of contractual terms in the swap agreement. In addition, to the extent that a subadviser does not accurately analyze and predict the underlying economic factors influencing the value of the swap, a Portfolio may suffer a loss.

Master Agreements: Certain Portfolios that hold derivative instruments and other financial instruments may be a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements or similar agreements (“Master Agreements”) with certain counterparties that govern certain instruments. Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by a Portfolio and applicable counterparty. Collateral requirements are generally determined based on a Portfolio’s net position with each counterparty. Master Agreements may also include certain provisions that require a Portfolio to post additional collateral upon the occurrence of certain events, such as when Portfolio’s net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Portfolio may also occur upon a decline in the Portfolio’s net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty’s long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty’s credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Portfolio’s counterparties to elect early termination could cause the Portfolio to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to a Portfolio’s financial statements.

Note 2. Transactions with Affiliates

As disclosed in the Portfolio of Investments, certain Portfolios owned shares of various SunAmerica Series Trust, Anchor Series Trust and Seasons Series Trust and securities issued by American International Group, Inc. (“AIG”) or an affiliate thereof. For the period ended October 31, 2019, transactions in these securities were as follows:

SA Global Index Allocation 60/40 Portfolio

Security	Income	Capital Gain Distribution Received	Value at January 31, 2019	Cost of Purchases	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at October 31, 2019
SunAmerica Series Trust
SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio, Class 1	$—	$—	$554,603	$581,157	$240,078	$(14,958)	$14,523	$895,247
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	—	—	3,863,638	4,900,301	253,735	11,923	497,699	9,019,826
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	2,210,272	2,708,919	164,245	6,704	184,139	4,945,789
SunAmerica Series Trust SA International Index Portfolio, Class 1	—	—	4,305,081	4,735,833	429,721	(28,281)	642,591	9,225,503
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	—	—	3,986,123	4,131,436	414,217	1,223	749,072	8,453,637
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	—	—	918,265	968,965	224,774	(16,894)	105,535	1,751,097
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	—	—	541,569	435,295	460,460	(42,567)	56,291	530,128

	$—	$—	$16,379,551	$18,461,906	$2,187,230	$(82,850)	$2,249,850	$34,821,227

†	Includes reinvestments of distributions paid.

SA Global Index Allocation 75/25 Portfolio

Security	Income	Capital Gain Distribution Received	Value at January 31, 2019	Cost of Purchases	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at October 31, 2019
SunAmerica Series Trust
SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio, Class 1	$—	$—	$1,155,943	$753,795	$401,239	$(23,982)	$19,665	$1,504,182
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	—	—	2,801,598	2,864,857	103,002	1,877	338,029	5,903,359
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	1,762,734	1,589,740	83,708	2,441	135,599	3,406,806
SunAmerica Series Trust SA International Index Portfolio, Class 1	—	—	6,618,484	4,667,953	533,487	(33,208)	838,589	11,558,331
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	—	—	6,204,651	4,282,412	436,396	(7,831)	1,042,252	11,085,088
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	—	—	1,508,041	982,272	409,293	(34,845)	159,242	2,205,417
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	—	—	1,180,389	639,048	733,698	(95,497)	130,358	1,120,600

	$—	$—	$21,231,840	$15,780,077	$2,700,823	$(191,045)	$2,663,734	$36,783,783

†	Includes reinvestments of distributions paid.

SA Global Index Allocation 90/10 Portfolio

Security	Income	Capital Gain Distribution Received	Value at January 31, 2019	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Value at October 31, 2019
SunAmerica Series Trust
SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio, Class 1	$—	$—	$4,018,437	$2,922,257	$1,384,876	$(114,410)	$103,051	$5,544,459
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	—	—	3,055,855	6,741,150	46,056	2,468	453,231	10,206,648
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	1,805,941	3,030,883	65,279	3,183	175,672	4,950,400
SunAmerica Series Trust SA International Index Portfolio, Class 1	—	—	28,762,032	22,666,910	2,144,024	(180,788)	3,823,234	52,927,364
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	—	—	24,676,625	18,412,724	1,097,648	7,509	4,302,865	46,302,075
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	—	—	6,739,632	4,771,232	1,233,466	(93,289)	669,022	10,853,131
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	—	—	4,832,799	2,987,285	2,471,796	(431,185)	587,786	5,504,889

	$—	$—	$73,891,321	$61,532,441	$8,443,145	$(806,512)	$10,114,861	$136,288,966

†	Includes reinvestments of distributions paid.

SA Index Allocation 60/40 Portfolio

Security	Income	Capital Gain Distribution Received	Value at January 31, 2019	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Value at October 31, 2019
SunAmerica Series Trust
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	$—	$—	$19,311,517	$12,369,393	$216,658	$1,079	$2,061,266	$33,526,597
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	11,026,528	6,709,942	123,643	1,439	773,098	18,387,364
SunAmerica Series Trust SA International Index Portfolio, Class 1	—	—	7,586,345	4,165,021	728,840	(47,945)	913,898	11,888,479
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	—	—	34,221,711	16,145,447	2,085,795	189,272	5,172,019	53,642,654
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	—	—	4,625,423	2,233,762	723,313	24,817	361,230	6,521,919
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	—	—	5,421,618	2,195,208	2,526,737	(150,831)	342,063	5,281,321

	$—	$—	$82,193,142	$43,818,773	$6,404,986	$17,831	$9,623,574	$129,248,334

†	Includes reinvestments of distributions paid.

SA Index Allocation 80/20 Portfolio

Security	Income	Capital Gain Distribution Received	Value at January 31, 2019	Cost of Purchases†	Proceeds of Sales	Realized Gain/ (Loss)	Change in Unrealized Gain (Loss)	Value at October 31, 2019
SunAmerica Series Trust
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	$—	$—	$17,710,751	$12,941,725	$361,137	$7,861	$1,954,995	$32,254,195
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	10,077,640	6,480,862	252,230	7,505	727,071	17,040,848
SunAmerica Series Trust SA International Index Portfolio, Class 1	—	—	23,858,862	10,468,737	2,637,385	(113,743)	2,703,088	34,279,559
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	—	—	86,304,122	28,797,024	4,475,220	475,453	12,598,275	123,699,654
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	—	—	18,884,261	6,764,653	3,023,604	147,606	1,365,117	24,138,033
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	—	—	11,029,533	3,408,811	4,991,053	(217,597)	592,504	9,822,198

	$—	$—	$167,865,169	$68,861,812	$15,740,629	$307,085	$19,941,050	$241,234,487

†	Includes reinvestments of distributions paid.

SA Index Allocation 90/10 Portfolio

Security	Income	Capital Gain Distribution Received	Value at January 31, 2019	Cost of Purchases†	Proceeds of Sales	Realized Gain/ (Loss)	Change in Unrealized Gain (Loss)	Value at October 31, 2019
SunAmerica Series Trust
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	$—	$—	$21,100,149	$24,379,104	$381,121	$8,077	$2,580,668	$47,686,877
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	11,076,351	8,406,658	297,767	10,010	835,998	20,031,250
SunAmerica Series Trust SA International Index Portfolio, Class 1	—	—	88,077,986	31,042,881	12,467,942	(521,514)	9,480,060	115,611,471
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	—	—	258,302,909	76,173,041	10,782,584	1,168,712	37,648,780	362,510,858
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	—	—	50,999,937	15,574,448	7,239,390	370,020	3,641,044	63,346,059
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	—	—	29,958,897	7,984,937	13,262,012	(562,347)	1,557,084	25,676,559

	$—	$—	$459,516,229	$163,561,069	$44,430,816	$472,958	$55,743,634	$634,863,074

†	Includes reinvestments of distributions paid.

SA Large Cap Index Portfolio

Security	Income	Capital Gain Distributions Received	Value at January 31, 2019	Cost of Purchases	Proceeds of Sales	Realized Gain/Loss	Change in Unrealized Gain (Loss)	Value at October 31, 2019
American International Group, Inc. — Common Stock	$72,347	$—	$3,276,229	$33,130	$35,488	$(2,177)	$730,970	$4,002,664

SA Large Cap Value Index Portfolio

Security	Income	Capital Gain Distributions Received	Value at January 31, 2019	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at October 31, 2019
American International Group, Inc. - Common Stock	$17,801	$—	$813,545	$15,373	39,501	(4,091)	184,954	970,280

SunAmerica Dynamic Allocation Portfolio

Security	Income	Capital Gain Distribution Received	Value at January 31, 2019	Cost of Purchases†	Proceeds of Sales	Realized Gain/ (Loss)	Change in Unrealized Gain (Loss)	Value at October 31, 2019
SunAmerica Series Trust
SA AB Growth Portfolio, Class 1	$—	$—	$349,623,830	$—	$42,413,656	$(13,219,967)	$66,869,605	$360,859,812
SA DFA Ultra Short Bond Portfolio, Class 1	—	—	116,536,396	—	31,905,182	709,999	1,122,640	86,463,853
SA Emerging Market Equity Index, Class 1	—	—	43,353,476	—	3,804,340	(334,578)	374,521	39,589,079
SA Federated Corporate Bond Portfolio, Class 1	—	—	376,934,512	—	140,023,385	1,888,534	35,244,701	274,044,362
SA Fidelity Institutional AM® Real Estate Portfolio, Class 1	—	—	27,979,840	—	2,282,604	(634,581)	4,727,207	29,789,862
SA Fidelity Institutional AM® International Growth Portfolio, Class 1	—	—	—	206,800,000	9,499,508	278,406	12,022,388	209,601,286
SA Fixed Income Index Portfolio, Class 1	—	—	164,613,719	15,150,000	13,977,895	548,721	12,516,229	178,850,774
SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	131,739,450	—	15,801,152	368,120	6,597,008	122,903,426
SA Franklin Small Company Value Portfolio, Class 1	—	—	89,764,845	2,500,000	7,608,683	(1,871,460)	10,382,614	93,167,316
SA Franklin U.S. Equity Smart Beta Portfolio, Class 1	—	—	—	69,000,000	113,293	1,657	(200,889)	68,687,475
SA Goldman Sachs Global Bond Portfolio, Class 1	—	—	38,902,411	—	3,843,473	(187,051)	2,357,271	37,229,158
SA International Index Portfolio, Class 1	—	—	135,542,585	—	11,413,023	773,604	11,284,870	136,188,036
SA Invesco Growth Opportunities Portfolio, Class 1	—	—	109,642,558	—	9,510,852	(566,781)	8,759,348	108,324,273
SA Janus Focused Growth Portfolio, Class 1	—	—	85,412,050	—	7,608,683	1,215,732	12,872,569	91,891,668
SA JPMorgan Emerging Markets Portfolio, Class 1	—	—	55,019,307	—	20,621,875	4,416,492	(4,400,080)	34,413,844
SA JPMorgan Equity-Income Portfolio, Class 1	—	—	394,557,079	—	40,336,897	5,169,797	44,445,191	403,835,170
SA JPMorgan Global Equities Portfolio, Class 1	—	—	263,556,499	1,000,000	82,627,710	4,711,217	3,796,861	190,436,867
SA JPMorgan MFS Core Bond Portfolio, Class 1	—	—	570,166,738	97,500,000	59,345,701	1,743,801	42,507,162	652,572,000
SA JPMorgan Mid-Cap Growth Portfolio, Class 1	—	—	92,055,201	—	7,608,682	378,812	13,637,974	98,463,305
SA Large Cap Growth Index Portfolio, Class 1	—	—	136,499,291	—	12,934,760	1,446,818	17,407,255	142,418,604
SA Large Cap Index Portfolio, Class 1	—	—	1,026,869,009	—	85,597,671	28,498,594	106,966,333	1,076,736,265
SA Large Cap Value Index Portfolio, Class 1	—	—	139,651,183	—	11,413,023	592,243	17,036,668	145,867,071
SA Legg Mason BW Large Cap Value Portfolio, Class 1	—	—	244,488,678	12,000,000	20,923,875	(3,382,287)	26,673,895	258,856,411
SA MFS Blue Chip Growth Portfolio	—	—	360,146,073	—	42,081,891	10,561,179	32,219,549	360,844,910
SA MFS Massachusetts Investors Trust Portfolio, Class 1	—	—	321,864,337	—	31,630,386	5,455,732	37,495,619	333,185,302
SA Mid Cap Index Portfolio, Class 1	—	—	86,156,635	—	7,608,683	487,467	5,801,492	84,836,911
SA Morgan Stanley International Equities Portfolio, Class 1	—	—	225,382,086	1,000,000	33,178,371	2,071,226	17,971,208	213,246,149
SA PineBridge High-Yield Bond Portfolio, Class 1	—	—	70,942,864	—	25,524,243	374,887	4,607,738	50,401,246
SA Small Cap Index Portfolio, Class 1	—	—	87,109,818	—	7,608,682	348,197	3,697,651	83,546,984
SA Templeton Foreign Value Portfolio, Class 1	—	—	181,070,849	5,500,000	14,864,528	(2,325,827)	3,600,746	172,981,240
SA WellsCap Aggressive Growth Portfolio, Class 1	—	—	44,341,429	—	3,804,341	1,046,493	5,491,608	47,075,189
Seasons Series Trust
SA Columbia Focused Value Portfolio, Class 1	—	—	178,631,885	2,000,000	15,217,363	2,482,487	9,695,003	177,592,012
SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	—	—	665,866,268	6,700,000	88,460,774	2,921,139	47,579,222	634,605,855
SA Multi-Managed International Equity Portfolio, Class 1	—	—	217,952,881	—	47,460,037	(1,419,775)	18,062,338	187,135,407
SA Multi-Managed Large Cap Growth Portfolio, Class 1	—	—	196,470,889	—	16,739,099	597,996	24,493,555	204,823,341
SA Multi-Managed Large Cap Value Portfolio, Class 1	—	—	342,395,722	—	28,532,556	587,012	37,903,853	352,354,031
SA Multi Managed Mid Cap Growth Portfolio, Class 1	—	—	90,766,308	—	7,608,683	1,282,399	11,181,034	95,621,058
SA Multi-Managed Mid Cap Value Portfolio, Class 1	—	—	133,532,759	—	11,413,023	(3,226,958)	13,355,081	132,247,859
SA Multi-Managed Small Cap Portfolio, Class 1	—	—	89,737,801	—	7,608,682	(246,760)	5,436,303	87,318,662
SA T. Rowe Price Growth Stock Portfolio, Class 1	—	—	307,723,913	—	24,728,216	(134,051)	27,819,439	310,681,085
SA Wellington Real Return Portfolio, Class 1	—	—	208,616,113	—	42,174,563	(613,208)	9,529,469	175,357,811
Anchor Series Trust
SA Wellington Capital Appreciation Portfolio, Class 1	—	49,233,679	298,213,276	49,233,679	97,354,055	6,900,768	(27,484,006)	229,509,662
SA Wellington Government and Quality Bond Portfolio, Class 1	14,135,503	—	495,097,863	69,935,503	41,004,087	250,962	18,438,133	542,718,374

	$14,135,503	$49,233,679	$9,194,928,426	$538,319,182	$1,235,818,186	$59,947,207	$759,896,376	$9,317,273,005

†	Includes reinvestments of distributions paid.

SunAmerica Dynamic Strategy Portfolio

Security	Income	Capital Gain Distribution Received	Value at January 31, 2019	Cost of Purchases†	Proceeds of Sales	Realized Gain/ (Loss)	Change in Unrealized Gain (Loss)	Value at October 31, 2019
SunAmerica Series Trust
SA AB Growth Portfolio, Class 1	$—	$—	$200,760,323	$797	$24,157,968	$(1,392,539)	$32,203,170	$207,413,783
SA AB Small & Mid Cap Value Portfolio, Class 1	—	—	80,737,104	3,600,349	6,977,236	(1,912,813)	3,757,026	79,204,430
SA DFA Ultra Short Bond Portfolio, Class 1	—	—	40,363,973	129	6,622,951	143,792	504,273	34,389,216
SA Dogs of Wall Street Portfolio, Class 1	—	—	151,040,158	598	11,960,977	551,861	14,965,257	154,596,897
SA Emerging Markets Equity Index Portfolio, Class 1	—	—	29,014,332	100	1,993,497	(177,160)	214,294	27,058,069
SA Federated Corporate Bond Portfolio, Class 1	—	—	133,250,253	398	50,060,079	584,383	12,465,864	96,240,819
SA Fidelity Institutional AM® Real Estate Portfolio, Class 1	—	—	28,143,098	100	1,993,496	(151,516)	4,291,969	30,290,155
SA Fidelity Institutional AM® International Growth Portfolio, Class 1	—	—	—	72,885,299	3,689,395	96,952	4,512,763	73,805,619
SA Fixed Income Index Portfolio, Class 1	—	—	82,820,858	339	9,617,419	504,171	6,149,636	79,857,585
SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	65,514,880	239	7,505,328	171,453	3,294,391	61,475,635
SA Franklin Small Company Value Portfolio, Class 1	—	—	34,117,129	149	2,990,243	(799,071)	3,963,820	34,291,784
SA Franklin U.S. Equity Smart Beta Portfolio, Class 1	—	—	—	26,000,000	—	—	—	26,000,000
SA Goldman Sachs Global Bond Portfolio, Class 1	—	—	50,426,974	120	16,375,947	(252,799)	3,169,659	36,968,007
SA International Index Portfolio, Class 1	—	—	69,627,273	299	5,980,488	404,247	5,783,048	69,834,379
SA Invesco Growth Opportunities Portfolio, Class 1	—	—	23,399,929	100	1,993,496	(256,421)	2,003,771	23,153,883
SA Janus Focused Growth Portfolio, Class 1	—	—	131,537,604	7,250,647	11,353,035	1,142,384	20,649,076	149,226,676
SA JPMorgan Emerging Markets Portfolio, Class 1	—	—	23,040,198	60	8,191,576	(1,837,108)	1,933,665	14,945,239
SA JPMorgan Equity-Income Portfolio, Class 1	—	—	223,446,087	896	22,441,464	3,079,042	24,906,966	228,991,527
SA JPMorgan Global Equities Portfolio, Class 1	—	—	118,833,352	378	30,151,722	788,836	3,504,245	92,975,089
SA JPMorgan MFS Core Bond Portfolio, Class 1	—	—	250,469,799	2,500,996	34,634,960	1,107,242	18,750,052	238,193,129
SA JPMorgan Mid Cap Growth Portfolio, Class 1	—	—	59,656,537	249	4,983,739	873,230	8,208,365	63,754,642
SA Large Cap Growth Index Portfolio, Class 1	—	—	90,473,390	378	7,575,285	846,579	11,694,212	95,439,274
SA Large Cap Index Portfolio, Class 1	—	—	465,893,229	1,942	38,873,173	12,136,509	49,321,904	488,480,411
SA Large Cap Value Index Portfolio, Class 1	—	—	75,208,655	299	5,980,488	311,041	9,195,171	78,734,678
SA Legg Mason BW Large Cap Value Portfolio, Class 1	—	—	170,013,011	697	13,954,472	(3,285,447)	19,148,261	171,922,050
SA MFS Blue Chip Growth, Class 1	—	—	149,070,402	627	12,559,024	547,222	17,244,287	154,303,514
SA MFS Massachusetts Investors Trust Portfolio, Class 1	—	—	242,188,613	996	22,934,960	2,567,018	29,784,782	251,606,449
SA Mid Cap Index Portfolio, Class 1	—	—	46,953,201	199	3,986,992	254,433	3,176,107	46,396,948
SA Morgan Stanley International Equities Portfolio, Class 1	—	—	37,663,538	149	2,990,243	(232,030)	3,711,410	38,152,824
SA Oppenheimer Main Street Large Cap Portfolio, Class 1	—	—	240,075,322	996	19,934,960	4,894,363	28,510,193	253,545,914
SA PineBridge High-Yield Bond Portfolio, Class 1	—	—	30,167,959	70	14,197,793	223,501	1,887,034	18,080,771
SA Putnam International Growth and Income Portfolio, Class 1	—	—	83,425,706	2,000,349	6,977,237	(19,585)	6,906,092	85,335,325
SA Small Cap Index Portfolio, Class 1	—	—	46,260,646	199	3,986,992	180,270	1,966,937	44,421,060
SA Templeton Foreign Value Portfolio, Class 1	—	—	120,921,896	7,600,498	9,967,480	(1,842,738)	2,919,964	119,632,140
Seasons Series Trust
SA Columbia Focused Value Portfolio, Class 1	—	—	95,020,159	398	21,973,984	958,907	5,405,082	79,410,562
SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	—	—	126,034,647	47,350,717	10,822,855	393,427	9,077,962	172,033,898
SA Multi-Managed International Equity Portfolio, Class 1	—	—	117,189,641	359	37,070,763	1,142,879	7,048,434	88,310,550
SA Multi-Managed Large Cap Growth Portfolio, Class 1	—	—	154,770,710	647	12,957,724	1,559,470	18,212,642	161,585,745
SA Multi-Managed Large Cap Value Portfolio, Class 1	—	—	255,316,594	1,046	20,931,708	(2,257,608)	30,979,858	263,108,182
SA Multi-Managed Mid Cap Growth Portfolio, Class 1	—	—	71,958,049	299	5,980,488	786,111	9,095,922	75,859,893
SA Multi-Managed Mid Cap Value Portfolio, Class 1	—	—	42,352,356	199	3,986,992	(1,313,639)	4,514,166	41,566,090
SA Multi-Managed Small Cap Portfolio, Class 1	—	—	133,414,482	498	23,572,169	(1,073,954)	8,747,704	117,516,561
SA Wellington Real Return Portfolio, Class 1	—	—	75,450,868	239	16,247,204	(225,218)	3,457,235	62,435,920
Anchor Series Trust
SA Wellington Capital Appreciation Portfolio, Class 1	—	5,726,165	33,312,310	5,726,303	2,790,893	(271,782)	(2,303,649)	33,672,288
SA Wellington Government & Quality Bond Portfolio, Class 1	4,591,326	—	150,313,188	33,142,062	12,505,305	255,666	5,071,310	176,276,921

	$4,591,326	$5,726,165	$4,849,648,433	$208,072,408	$596,434,200	$19,203,561	$460,004,330	$4,940,494,531

†	Includes reinvestments of distributions paid.

SA VCP Index Allocation Portfolio

Security	Income	Capital Gain Distribution Received	Value at January 31, 2019	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at October 31, 2019
SunAmerica Series Trust
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	$—	$—	$30,714,090	$19,851,561	$396,660	$23,785	$3,359,755	$53,552,531
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	19,383,142	11,175,571	296,128	13,966	1,375,827	31,652,378
SunAmerica Series Trust SA International Index Portfolio, Class 1	—	—	22,297,681	10,296,799	3,421,614	(357,982)	2,721,748	31,536,632
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	—	—	86,220,306	36,920,271	4,667,309	9,614	13,527,206	132,010,088
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	—	—	15,079,247	6,636,384	1,771,913	(61,578)	1,315,931	21,198,071
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	—	—	11,696,315	4,523,209	5,154,891	(749,995)	1,154,463	11,469,101

	$—	$—	$185,390,781	$89,403,795	$15,708,515	$(1,122,190)	$23,454,930	$281,418,801

†	Includes reinvestments of distributions paid.

ADDITIONAL INFORMATION

Additional information is available in the Trust’s Annual and Semi-Annual Reports which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov.